   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2015.

                                                              FILE NO. 333-72042

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 52                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 85                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS STANDARD
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




- AB Global Bond Fund -- Class A


- AB High Income Fund -- Class A


- AllianzGI NFJ International Value Fund -- Class A


- American Century Equity Income Fund -- Class A


- American Century Prime Money Market Fund -- Class A


- Ave Maria Growth Fund


- Ave Maria Opportunity Fund


- Ave Maria Rising Dividend Fund


- BlackRock LifePath(R) 2025 Fund -- Investor A Shares


- BlackRock LifePath(R) 2035 Fund -- Investor A Shares


- BlackRock LifePath(R) 2045 Fund -- Investor A Shares


- BlackRock LifePath(R) 2055 Fund -- Investor A Shares


- Calamos Global Equity Fund -- Class A


- Calamos International Growth Fund -- Class A


- ClearBridge Appreciation Fund -- Class A


- ClearBridge Small Cap Growth Fund -- Class A


- Delaware Diversified Income Fund -- Class A


- Delaware Extended Duration Bond Fund -- Class A


- Domini Social Equity Fund(R) -- Investor Class


- Dreyfus Intermediate Term Income Fund -- Class A


- Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A


- Federated Clover Small Value Fund -- Class A


- Fidelity Advisor(R) Real Estate Fund -- Class T


- Fidelity(R) VIP Freedom 2015 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom 2020 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom 2025 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom 2030 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom 2035 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom 2040 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom 2045 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom 2050 Portfolio -- Service Class 2


- Fidelity(R) VIP Freedom Income Portfolio -- Service Class 2


- Fidelity(R) VIP FundsManager 20% Portfolio -- Service Class 2


- Fidelity(R) VIP FundsManager 50% Portfolio -- Service Class 2


- Fidelity(R) VIP FundsManager 60% Portfolio -- Service Class 2


- Fidelity(R) VIP FundsManager 70% Portfolio -- Service Class 2


- Fidelity(R) VIP FundsManager 85% Portfolio -- Service Class 2


- Franklin Balance Sheet Investment Fund -- Class A


- Franklin Mutual Shares Fund -- Class A


- Franklin Small-Mid Cap Growth Fund -- Class A


- Goldman Sachs Absolute Return Tracker -- Class A


- Goldman Sachs Mid Cap Value Fund -- Class A


- Goldman Sachs Satellite Strategies -- Class A


- Hartford Balanced HLS Fund -- Class IA


- Hartford Balanced Income Fund -- Class R4


- Hartford Capital Appreciation HLS Fund -- Class IA

- Hartford Dividend and Growth HLS Fund -- Class IA


- Hartford Global All-Asset Fund -- Class R4


- Hartford Global Growth HLS Fund -- Class IA


- Hartford Healthcare HLS Fund -- Class IA


- Hartford High Yield Fund -- Class R4


- Hartford International Small Company Fund -- Class R4


- Hartford MidCap HLS Fund -- Class IA


- Hartford MidCap Value Fund -- Class R4


- Hartford Small Company HLS Fund -- Class IA


- Hartford Stock HLS Fund -- Class IA


- Hartford Total Return Bond HLS Fund -- Class IA


- Hartford Ultrashort Bond HLS Fund -- Class IA


- Hartford U.S. Government Securities HLS Fund -- Class IA


- HIMCO VIT Index Fund -- Class IA


- Invesco American Franchise Fund -- Class A


- Invesco Diversified Dividend Fund -- Investor Class


- Invesco Equity and Income Fund -- Class A


- Invesco Small Cap Growth Fund -- Investor Class


- Invesco Technology Fund -- Investor Class


- Janus Forty Fund -- Class S


- Janus Global Research Fund -- Class S


- Janus Overseas Fund -- Class S


- John Hancock Small Cap Equity Fund -- Class A


- JPMorgan Large Cap Growth Fund -- Class A


- JPMorgan SmartRetirement(R) 2015 Fund -- Class A


- JPMorgan SmartRetirement(R) 2020 Fund -- Class A


- JPMorgan SmartRetirement(R) 2025 Fund -- Class A


- JPMorgan SmartRetirement(R) 2030 Fund -- Class A


- JPMorgan SmartRetirement(R) 2035 Fund -- Class A


- JPMorgan SmartRetirement(R) 2040 Fund -- Class A


- JPMorgan SmartRetirement(R) 2045 Fund -- Class A


- JPMorgan SmartRetirement(R) 2050 Fund -- Class A


- JPMorgan SmartRetirement(R) 2055 Fund -- Class A


- JPMorgan SmartRetirement(R) Income Fund -- Class A


- LKCM Aquinas Growth Fund


- LKCM Aquinas Value Fund


- Massachusetts Investors Growth Stock Fund -- Class A


- MassMutual Premier Disciplined Growth Fund -- Class R4


- MassMutual RetireSMART(SM) 2010 Fund -- Class R4


- MassMutual RetireSMART(SM) 2015 Fund -- Class R4


- MassMutual RetireSMART(SM) 2020 Fund -- Class R4


- MassMutual RetireSMART(SM) 2025 Fund -- Class R4


- MassMutual RetireSMART(SM) 2030 Fund -- Class R4


- MassMutual RetireSMART(SM) 2035 Fund -- Class R4


- MassMutual RetireSMART(SM) 2040 Fund -- Class R4


- MassMutual RetireSMART(SM) 2045 Fund -- Class R4


- MassMutual RetireSMART(SM) 2050 Fund -- Class R4


- MassMutual RetireSMART(SM) 2055 Fund -- Class R4


- MassMutual RetireSMART(SM) in Retirement Fund -- Class R4


- MassMutual Select Blue Chip Growth Fund -- Class R4


- MassMutual Select Diversified Value Fund -- Class R4


- MassMutual Select Focused Value Fund -- Class R4


- MassMutual Select Fundamental Value Fund -- Class R4


- MassMutual Select Growth Opportunities Fund -- Class R4


- MassMutual Select Mid Cap Growth Equity II Fund -- Class R4


- MassMutual Select Overseas Fund -- Class R4


- MassMutual Select Strategic Bond Fund -- Class R4


- MassMutual Select Total Return Bond Fund -- Class R4


- MFS(R) Core Equity Fund -- Class A


- MFS(R) High Income Fund -- Class A


- MFS(R) Mid Cap Growth Fund -- Class A


- MFS(R) New Discovery Fund -- Class R3


- MFS(R) Utilities Fund -- Class A


- MFS(R) Value Fund -- Class A


- MM MSCI EAFE(R) International Index Fund -- Class R4


- MM Russell 2000(R) Small Cap Index Fund -- Class R4


- MM S&P 500(R) Index Fund -- Class R4


- MM S&P(R) Mid Cap Index Fund -- Class R4


- Neuberger Berman Socially Responsive Fund -- Class A


- Nuveen Santa Barbara Dividend Growth Fund -- Class A


- Nuveen Small Cap Index Fund -- Class A


- Nuveen Tradewinds International Value -- Class A


- Oppenheimer Capital Appreciation Fund -- Class A


- Oppenheimer Equity Income Fund -- Class A


- Oppenheimer Global Fund -- Class A


- Oppenheimer Gold & Special Minerals Fund -- Class A


- Oppenheimer International Diversified Fund -- Class A


- Oppenheimer Rising Dividends Fund -- Class A


- PIMCO Total Return III Fund -- Class Admin


- Pioneer Fundamental Growth Fund -- Class A


- Prudential Jennison Natural Resources Fund, Inc. -- Class A


- RidgeWorth Large Cap Value Equity Fund -- Class A


- Templeton Foreign Fund -- Class A


- TIAA-CREF Bond Index Fund -- Retirement Class


- TIAA-CREF Equity Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Value Index Fund -- Retirement Class


- Timothy Plan Large/Mid-Cap Value Fund -- Class A

        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               5
FEE TABLE..........................................................................................................               7
SUMMARY............................................................................................................              11
PERFORMANCE RELATED INFORMATION....................................................................................              13
HARTFORD LIFE INSURANCE COMPANY....................................................................................              14
THE SEPARATE ACCOUNT...............................................................................................              14
THE FUNDS..........................................................................................................              15
GENERAL ACCOUNT OPTION.............................................................................................              27
CONTRACT CHARGES...................................................................................................              27
   Contingent Deferred Sales Charge................................................................................              27
   Annual Maintenance Fee..........................................................................................              28
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              28
   Mortality and Expense Risk and Administrative Charge............................................................              29
   Loan Fees.......................................................................................................              30
   Premium Taxes...................................................................................................              30
   Transfer Fee....................................................................................................              30
   Experience Rating under the Contracts...........................................................................              30
   Negotiated Charges and Fees.....................................................................................              31
   Charges of the Funds............................................................................................              31
   Plan Related Expenses...........................................................................................              31
THE CONTRACTS......................................................................................................              31
   The Contracts Offered...........................................................................................              31
   Assignments.....................................................................................................              31
   Pricing and Crediting of Contributions..........................................................................              31
   May I cancel my certificate?....................................................................................              31
   What is a Surrender Charge Offset?..............................................................................              32
   May I make changes in the amounts of my Contribution?...........................................................              32
   Can you transfer from one Sub-Account to another?...............................................................              32
   What is a Sub-Account Transfer?.................................................................................              32
   What Happens When you Request a Sub-Account Transfer?...........................................................              32
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              33
   Fund Trading Policies...........................................................................................              33
   How are you affected by frequent Sub-Account Transfers?.........................................................              34
   General Account Option Transfers................................................................................              35
   Telephone and Internet Transfers................................................................................              35
   Dollar Cost Averaging...........................................................................................              36
   May I request a loan from my Participant Account?...............................................................              36
   How do I know what my Participant Account is worth?.............................................................              36
   How are the underlying Fund shares valued?......................................................................              37
DEATH BENEFITS.....................................................................................................              37
   Determination of the Beneficiary................................................................................              37
   Death before the Annuity Commencement Date......................................................................              37
   Calculation of the death benefit................................................................................              38
   Death on or after the Annuity Commencement Date.................................................................              38
SETTLEMENT PROVISIONS..............................................................................................              38
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              39
   May I Surrender once Annuity Payouts have started?..............................................................              39
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              39
   What is the minimum amount that I may select for an Annuity Payout?.............................................              39
   How are Contributions made to establish an Annuity Account?.....................................................              39
   Can a Contract be suspended by a Contract Owner?................................................................              39
   Annuity Payout Options..........................................................................................              40
   Systematic Withdrawal Option....................................................................................              41
   How are Variable Annuity Payouts determined?....................................................................              41
MORE INFORMATION...................................................................................................              42
   Can a Contract be modified?.....................................................................................              42
   Can Hartford waive any rights under a Contract?.................................................................              42
   How Contracts Are Sold..........................................................................................              42
   Who is the custodian of the Separate Account's assets?..........................................................              44
   Are there any material legal proceedings affecting the Separate Account?........................................              44
   How may I get additional information?...........................................................................              44
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              45
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from on Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

ANNUAL MAINTENANCE FEE (5).................................................................   $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)
   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................             1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.32%      15.68%+
----------------------------------------------------------------------------------------------------------------

+ The maximum rate does not reflect the contractual fee waiver received from the fund company.


     The Fidelity(R) VIP Freedom Portfolios, the JPMorgan SmartRetirement(R) Funds, the BlackRock LifePath(R) Retirement Funds, the Fidelity(R) VIP FundsManager Portfolios, and the MassMutual RetireSMART(SM) Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                              1 YR.      3 YRS.       5 YRS.      10 YRS.     1 YR.      3 YRS.      5 YRS.      10 YRS.
                            ---------   ---------   ---------    ---------  --------    --------    --------   ----------
1.25%.....................  $   2,151   $   4,833   $   6,926    $  10,418  $  1,735    $  4,634    $  6,856   $   10,388
1.05%.....................  $   2,131   $   4,790   $   6,874    $  10,380  $  1,715    $  4,590    $  6,803   $   10,350
0.85%.....................  $   2,112   $   4,747   $   6,822    $  10,341  $  1,694    $  4,545    $  6,751   $   10,311
0.75%.....................  $   2,102   $   4,725   $   6,796    $  10,321  $  1,684    $  4,523    $  6,724   $   10,291
0.65%.....................  $   2,092   $   4,704   $   6,769    $  10,301  $  1,674    $  4,501    $  6,697   $   10,271
0.50%.....................  $   2,078   $   4,671   $   6,729    $  10,270  $  1,658    $  4,467    $  6,657   $   10,240
0.35%.....................  $   2,063   $   4,638   $   6,689    $  10,238  $  1,643    $  4,433    $  6,616   $   10,208
0.15%.....................  $   2,043   $   4,594   $   6,635    $  10,195  $  1,623    $  4,388    $  6,561   $   10,165
0.00%.....................  $   2,029   $   4,561   $   6,594    $  10,162  $  1,607    $  4,354    $  6,520   $   10,132


MORTALITY AND EXPENSE RISK              IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                    YOUR CONTRACT
--------------------------  ---------------------------------------------
                               1 YR.     3 YRS.      5 YRS.      10 YRS.
                            ---------   --------    ---------   ---------
1.25%.....................  $   1,765   $  4,664    $  6,886    $  10,418
1.05%.....................  $   1,745   $  4,620    $  6,833    $  10,380
0.85%.....................  $   1,724   $  4,575    $  6,781    $  10,341
0.75%.....................  $   1,714   $  4,553    $  6,754    $  10,321
0.65%.....................  $   1,704   $  4,531    $  6,727    $  10,301
0.50%.....................  $   1,688   $  4,497    $  6,687    $  10,270
0.35%.....................  $   1,673   $  4,463    $  6,646    $  10,238
0.15%.....................  $   1,653   $  4,418    $  6,591    $  10,195
0.00%.....................  $   1,637   $  4,384    $  6,550    $  10,162


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception, into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.




                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS


      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.


      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

      Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

      Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
----------------------------------------------------------------------------------------------------------------------
   AB Global Bond Fund -- Class A        To generate income consistent with        ABIS -- AllianceBernstein Investor
                                         preservation of capital                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN GLOBAL BOND FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   AB High Income Fund -- Class A        Seeks to maximize total returns from      ABIS -- AllianceBernstein Investor
                                         price appreciation and income             Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN HIGH INCOME FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ International Value     Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

----------------------------------------------------------------------------------------------------------------------
   American Century Equity Income        The fund seeks current income. Capital    American Century Investment
     Fund -- Class A                     appreciation is a secondary objective     Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Century Prime Money          The fund seeks to earn the highest level  American Century Investment
     Market Fund -- Class A+             of current income while preserving the    Management, Inc.
                                         value of your investment

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Growth Fund                 Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Opportunity Fund            Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Rising Dividend Fund        Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2025 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2025 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2035 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2035 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2045 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2045 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2055 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2055 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Calamos Global Equity Fund --         Long-term capital growth                  Calamos Advisors LLC
     Class A

-----------------------------------------------------------------------------------------------------------------------
   Calamos International Growth          Long-term capital growth                  Calamos Advisors LLC
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   ClearBridge Appreciation Fund --      Seeks to provide long-term                Legg Mason Partners Fund Advisor,
     Class A                             appreciation of shareholder's capital.    LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

-----------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
     Fund -- Class A                                                               LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

-----------------------------------------------------------------------------------------------------------------------
   Delaware Diversified Income           Seeks maximum long-term total             Delaware Management Company
     Fund -- Class A                     return, consistent with reasonable risk.

-----------------------------------------------------------------------------------------------------------------------
   Delaware Extended Duration Bond       Seeks to provide investors with total     Delaware Management Company
     Fund -- Class A                     return.

-----------------------------------------------------------------------------------------------------------------------
   Domini Social Equity Fund(R) --       Seeks to provide long-term total          Wellington Management Company,
     Investor Class                      return.                                   LLP

-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Intermediate Term Income      The fund seeks to maximize total          The Dreyfus Corporation
     Fund -- Class A                     return, consisting of capital
                                         appreciation and current income.

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance-Atlanta Capital SMID-     To seek long-term capital growth          Boston Management & Research
     Cap Fund -- Class A                                                           Sub-advised by Atlanta Capital
                                                                                   Management Company, LLC

-----------------------------------------------------------------------------------------------------------------------
   Federated Clover Small Value          Seeks capital appreciation.               Federated Global Investment
     Fund -- Class A                                                               Management Corp.

-----------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Real Estate       Seeks above-average income and long-      SelectCo
     Fund -- Class T                     term capital growth, consistent with      Sub-advised by FMRC
                                         reasonable investment risk. The fund
                                         seeks to provide a yield that exceeds
                                         the composite yield of the S&P 500
                                         Index.

-----------------------------------------------------------------------------------------------------------------------
   Franklin Balance Sheet Investment     High total return, of which capital       Franklin Advisory Services, LLC
     Fund -- Class A                     appreciation and income are
                                         components.

-----------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares Fund --        Capital appreciation, which may           Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL SHARES FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small-Mid Cap Growth         Seeks long-term capital growth            Franklin Advisers, Inc.
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Absolute Return         Seeks long-term total return consistent   Goldman Sachs Asset Management,
     Tracker -- Class A                  with investment results that              L.P.
                                         approximate the return and risk
                                         patterns of a diversified universe of
                                         hedge funds.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value           Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Satellite               Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Strategies -- Class A                                                         L.P.

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Hartford Balanced Income Fund --      Seeks to provide current income with      Hartford Funds Management
     Class R4                            growth of capital as a secondary          Company, LLC
                                         objective.                                Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED INCOME FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Global All-Asset Fund --     Seeks to provide long-term total          Hartford Funds Management
     Class R4                            return.                                   Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GLOBAL ALL-ASSET FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford High Yield Fund --           Seeks to provide high current income,     Hartford Funds Management
     Class R4                            and long-term total return                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HIGH YIELD FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford International Small          Seeks capital appreciation                Hartford Funds Management
     Company Fund -- Class R4                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford MidCap Value Fund --         Seeks long-term capital appreciation      Hartford Funds Management
     Clas R4                                                                       Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD MIDCAP VALUE FUND -- CLAS R4
-----------------------------------------------------------------------------------------------------------------------
   Invesco American Franchise            Seeks long-term capital appreciation.     Invesco Advisers, Inc.
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Invesco Diversified Dividend          Seeks long-term capital growth with       Invesco Advisers, Inc.
     Fund -- Investor Class              current income as a secondary
                                         objective.

-----------------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Growth Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Investor Class

-----------------------------------------------------------------------------------------------------------------------
   Invesco Technology Fund --            Seeks long-term capital growth.           Invesco Advisers, Inc.
     Investor Class

-----------------------------------------------------------------------------------------------------------------------
   Janus Forty Fund -- Class S           Seeks long-term growth of capital         Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------------
   Janus Global Research Fund --         Seeks long-term growth of capital         Janus Capital Management LLC
     Class S

-----------------------------------------------------------------------------------------------------------------------
   Janus Overseas Fund -- Class S        Seeks long-term growth of capital         Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------------
   John Hancock Small Cap Equity         Seeks capital appreciation                John Hancock Advisers, LLC
     Fund -- Class A                                                               Sub-advised by John Hancock Asset
                                                                                   Management

-----------------------------------------------------------------------------------------------------------------------
   JPMorgan Large Cap Growth             Seeks long-term capital appreciation.     JPMorgan Investment Advisors
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2015      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2020      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2025      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2030      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2035      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2040      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2045      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2050      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2055      The fund seeks total return with a shift  JPMorgan Investment Advisors
     Fund -- Class A                     to current income and some capital
                                         appreciation over time as the fund
                                         approaches and passes the target
                                         retirement date.

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R)           Seeks current income and some capital     JPMorgan Investment Advisors
     Income Fund -- Class A              appreciation

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Growth Fund              Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Value Fund               Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------
   Massachusetts Investors Growth        Seeks capital appreciation                MFS Investment Management
     Stock Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   MassMutual Premier Disciplined        Seeks to outperform the total return      MML Investment Advisers, LLC
     Growth Fund -- Class R4             performance of its benchmark index,       Sub-advised by Babson Capital
                                         the Russell 1000(R) Growth Index, while   Management LLC
                                         maintaining risk characteristics similar
                                         to those of the benchmark.

--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2010       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2015       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2020       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2025       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2030       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2035       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2040       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2045       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2050       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2055       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class R4         return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Blue Chip           Seeks growth of capital over the long     MML Investment Advisers, LLC
     Growth Fund -- Class R4             term.                                     Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Loomis, Sayles &
                                                                                   Company, L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Diversified Value   Seeks to achieve long-term growth of      MML Investment Advisers, LLC
     Fund -- Class R4                    capital and income by investing           Sub-advised by Brandywine Global
                                         primarily in a diversified portfolio of   Investment Management,
                                         equity securities of larger, well-        LLC/Loomis, Sayles & Company, L.P.
                                         established companies.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Focused Value       Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Fund -- Class R4                    term.                                     Sub-advised by Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Fundamental         Seeks long-term total return.             MML Investment Advisers, LLC
     Value Fund -- Class R4                                                        Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Growth              Seeks long-term capital appreciation.     MML Investment Advisers, LLC
     Opportunities Fund -- Class R4                                                Sub-advised by Sands Capital
                                                                                   Management, LLC/Jackson Square
                                                                                   Partners, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Mid Cap Growth      Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Equity II Fund -- Class R4          term.                                     Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Frontier Capital
                                                                                   Management Company, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Overseas            Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Fund -- Class R4                    term by investing in foreign equity       Sub-advised by J.P. Morgan
                                         securities.                               Investment Management
                                                                                   Inc./Massachusetts Financial Services
                                                                                   Company/Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Strategic Bond      Seeks a superior total rate of return by  MML Investment Advisers, LLC
     Fund -- Class R4                    investing in fixed income instruments.    Sub-advised by Western Asset
                                                                                   Management Company/Western
                                                                                   Asset Management Company
                                                                                   Limited

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Total Return        Seeks maximum total return,               MML Investment Advisers, LLC
     Bond Fund -- Class R4               consistent with preservation of capital   Sub-advised by Metropolitan West
                                         and prudent investment management.        Asset Management, LLC

        FORMERLY MASSMUTUAL SELECT PIMCO TOTAL RETURN FUND -- CLASS R4
------------------------------------------------------------------------------------------------------------------------
   MFS(R) Core Equity Fund -- Class A    Seeks capital appreciation                MFS Investment Management

------------------------------------------------------------------------------------------------------------------------
   MFS(R) High Income Fund -- Class A    Seeks total return with an emphasis on    MFS Investment Management
                                         current income, but also considering
                                         capital appreciation

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Growth Fund --         Seeks capital appreciation                 MFS Investment Management
     Class A

------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Fund --          Seeks capital appreciation                 MFS Investment Management
     Class R3

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Utilities Fund -- Class A      Seeks total return                         MFS Investment Management

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Fund -- Class A          Seeks capital appreciation                 MFS Investment Management

------------------------------------------------------------------------------------------------------------------------
   MM MSCI EAFE(R) International         Seeks to provide investment results        MML Investment Advisers, LLC
     Index Fund -- Class R4              approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the MSCI EAFE(R) Index.

------------------------------------------------------------------------------------------------------------------------
   MM Russell 2000(R) Small Cap Index    Seeks to provide investment results        MML Investment Advisers, LLC
     Fund -- Class R4                    approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Russell 2000(R) Index.

------------------------------------------------------------------------------------------------------------------------
   MM S&P 500(R) Index Fund --           Seeks to approximate as closely as         MML Investment Advisers, LLC
     Class R4                            practicable (before fees and expenses)     Sub-advised by Northern Trust
                                         the capitalization-weighted total rate of  Investments, Inc.
                                         return of that portion of the U.S.
                                         market for publicly-traded common
                                         stocks composed of larger-capitalized
                                         companies.

------------------------------------------------------------------------------------------------------------------------
   MM S&P(R) Mid Cap Index Fund --       Seeks to provide investment results        MML Investment Advisers, LLC
     Class R4                            approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Standard & Poor's
                                         MidCap 400(R) Index (S&P MidCap 400
                                         Index).

------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by       Neuberger Berman Management
     Responsive Fund -- Class A          investing primarily in securities of       LLC
                                         companies that meet the Fund's             Sub-advised by Neuberger Berman
                                         financial criteria and social policy       LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Santa Barbara Dividend         To seek an attractive total return         Nuveen Fund Advisors
     Growth Fund -- Class A              comprised of income from dividends         Sub-advised by Santa Barbara Asset
                                         and long-term capital appreciation.        Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Small Cap Index Fund --        Track Russell 2000 Index performance       Nuveen Fund Advisors
     Class A                                                                        Sub-advised by Nuveen Asset
                                                                                    Management, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
------------------------------------------------------------------------------------------------------------------------
   Nuveen Tradewinds International       Long-term capital appreciation             Nuveen Fund Advisors
     Value -- Class A                                                               Sub-advised by Santa Barbara Asset
                                                                                    Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation      Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Equity Income             Provide total return potential by          OFI Global Asset Management, Inc.
     Fund -- Class A                     investing in dividend-paying stocks.       Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Fund --            Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Class A                                                                        Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Gold & Special            To seek capital appreciation               OFI Global Asset Management, Inc.
     Minerals Fund -- Class A                                                       Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International             The Fund seeks to achieve high total       OFI Global Asset Management, Inc.
     Diversified Fund -- Class A         return through both capital                Sub-advised by OppenheimerFunds,
                                         appreciation and income.                   Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Rising Dividends          Seeks total return                         OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return III Fund --        Seeks maximum total return,                Pacific Investment Management
     Class Admin                         consistent with preservation of capital    Company LLC
                                         and prudent investment management

------------------------------------------------------------------------------------------------------------------------
   Pioneer Fundamental Growth            Long-term capital growth                   Pioneer Investment Management,
     Fund -- Class A                                                                Inc.

------------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Natural           Long-term growth of capital                Prudential Investments LLC
     Resources Fund, Inc. -- Class A                                                Sub-advised by Jennison Associates
                                                                                    LLC

------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Large Cap Value Equity     Seeks to provide a high level of capital   RidgeWorth Investments
     Fund -- Class A                     appreciation. As a secondary goal, the     Sub-advised by Ceredex Value
                                         Fund also seeks to provide current         Advisors LLC
                                         income.

------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Fund -- Class A     Long-term capital growth.                  Templeton Global Advisors Limited

------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Bond Index Fund --          Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly from current income, by
                                         primarily investing in a portfolio of
                                         fixed-income securities that is designed
                                         to produce a return that corresponds
                                         with the total return of the U.S.
                                         investment-grade bond market based
                                         on a broad bond index.

------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Equity Index Fund --        Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities selected
                                         to track the overall U.S. equity markets
                                         based on a market index.

------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Growth            Seeks a favorable long-term total          Teachers Advisors, Inc.
     Index Fund -- Retirement Class      return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic growth companies based on
                                         a market index.

------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Value Index       Seeks a favorable long-term total          Teachers Advisors, Inc.
     Fund -- Retirement Class            return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic value companies based on a
                                         market index.

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------
   Timothy Plan Large/Mid-Cap Value      Long-term growth of capital, with         Timothy Partners, Ltd
     Fund -- Class A                     secondary objective of current income.    Sub-advised by Westwood
                                                                                   Management Corp

---------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
---------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2015          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2020          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2025          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2030          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2035          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond.

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2040          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond.

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2045          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond.

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom 2050          Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation as the fund approaches its
                                         target date and beyond.

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Freedom Income        Seeks high total return with a            Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective of principal
                                         preservation

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP FundsManager 20%      Seeks high current income and, as a       Strategic Advisers, Inc.
     Portfolio -- Service Class 2        secondary objective, capital
                                         appreciation.

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP FundsManager 50%      Seeks high total return                   Strategic Advisers, Inc.
     Portfolio -- Service Class 2

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP FundsManager 60%      Seeks high total return                   Strategic Advisers, Inc.
     Portfolio -- Service Class 2

---------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP FundsManager 70%      Seeks high total return                   Strategic Advisers, Inc.
     Portfolio -- Service Class 2

---------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP FundsManager 85%      Seeks high total return                   Strategic Advisers, Inc.
     Portfolio -- Service Class 2

----------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford U.S. Government              Seeks to maximize total return while      Hartford Funds Management
     Securities HLS Fund -- Class IA     providing shareholders with a high level  Company, LLC
                                         of current income consistent with         Sub-advised by Wellington
                                         prudent investment risk                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 1/3/2005.
----------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Global Growth HLS            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Healthcare HLS Fund --       Seeks long-term capital appreciation.     Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford MidCap HLS Fund --           Seeks long-term growth of capital.        Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital                   Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital         Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IA      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


      For Example:


           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.



           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.



      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.



      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.

                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      - death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      -  severance from employment with the Employer,

      -  attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................           1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.



      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable

        Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable

        Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").



      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no

Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.


      Upon suspension of all other contracts, Hartford will not accept future contributions.


ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.



SYSTEMATIC WITHDRAWAL OPTION:


      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYMENTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.


      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
APPENDIX I -- ACCUMULATION UNIT VALUES.......................................................................    APP I-1
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.994  $   11.236  $ 10.498   $ 10.195  $       -
Accumulation unit value at end of period..........  $   11.755  $   10.994  $ 11.236   $ 10.498  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.605  $   10.975  $ 10.382   $ 10.167  $       -
Accumulation unit value at end of period..........  $   11.199  $   10.605  $ 10.975   $ 10.382  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -



                                   APP I-1

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.647  $   11.861  $ 10.002   $ 10.291  $       -
Accumulation unit value at end of period..........  $   13.056  $   12.647  $ 11.861   $ 10.002  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -          11         8          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.200  $   11.586  $  9.891   $ 10.263  $       -
Accumulation unit value at end of period..........  $   12.438  $   12.200  $ 11.586   $  9.891  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           4         1          0          -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   11.660  $   10.579  $  8.712   $ 10.619  $       -
Accumulation unit value at end of period..........  $   11.005  $   11.660  $ 10.579   $  8.712  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   11.247  $   10.333  $  8.616   $ 10.590  $       -
Accumulation unit value at end of period..........  $   10.483  $   11.247  $ 10.333   $  8.616  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-2

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   26.763  $   22.434  $ 20.168   $ 19.523  $  17.276
Accumulation unit value at end of period..........  $   29.991  $   26.763  $ 22.434   $ 20.168  $  19.523
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   19.545  $   16.589  $ 15.101   $ 14.802  $  13.263
Accumulation unit value at end of period..........  $   21.630  $   19.545  $ 16.589   $ 15.101  $  14.802
Number of accumulation units outstanding at end of
   period (in thousands)..........................          33          32        43         44         31
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   19.092  $   14.519  $ 12.658   $ 12.590  $       -
Accumulation unit value at end of period..........  $   20.525  $   19.092  $ 14.519   $ 12.658  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   18.196  $   14.012  $ 12.369   $ 12.458  $       -
Accumulation unit value at end of period..........  $   19.319  $   18.196  $ 14.012   $ 12.369  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           7           6         4          3          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.432   $ 19.351  $ 19.078   $ 15.992  $  15.649
Accumulation unit value at end of period..........  $ 17.276   $ 15.432  $ 19.351   $ 19.078  $  15.992
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10          8        10         12          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.996   $ 15.233  $ 15.206   $ 12.907  $  12.789
Accumulation unit value at end of period..........  $ 13.263   $ 11.996  $ 15.233   $ 15.206  $  12.907
Number of accumulation units outstanding at end of
   period (in thousands)..........................        29         23        20         17         13
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-3

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   15.677  $   12.395  $ 11.939   $ 11.787  $       -
Accumulation unit value at end of period..........  $   14.423  $   15.677  $ 12.395   $ 11.939  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.941  $   11.962  $ 11.667   $ 11.663  $       -
Accumulation unit value at end of period..........  $   13.575  $   14.941  $ 11.962   $ 11.667  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   18.295  $   13.669  $ 12.002   $ 11.470  $       -
Accumulation unit value at end of period..........  $   19.993  $   18.295  $ 13.669   $ 12.002  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          16          30        19         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.437  $   13.191  $ 11.728   $ 11.350  $       -
Accumulation unit value at end of period..........  $   18.819  $   17.437  $ 13.191   $ 11.728  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           5           3         5          4          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-4

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.047  $   10.914  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.130  $   13.047  $ 10.914   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.730  $   10.783  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   12.652  $   12.730  $ 10.783   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
CALAMOS INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   11.110  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   10.400  $   11.110  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.978  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   10.149  $   10.978  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
CALAMOS INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-5

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.599  $   11.292  $  9.779   $ 10.349  $       -
Accumulation unit value at end of period..........  $   16.166  $   14.599  $ 11.292   $  9.779  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.081  $   11.029  $  9.671   $ 10.321  $       -
Accumulation unit value at end of period..........  $   15.399  $   14.081  $ 11.029   $  9.671  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           2           2         1          0          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   19.195  $   13.233  $ 13.117   $      -  $       -
Accumulation unit value at end of period..........  $   19.826  $   19.195  $ 13.233   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -          40         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   20.721  $   14.465  $ 14.457   $      -  $       -
Accumulation unit value at end of period..........  $   21.136  $   20.721  $ 14.465   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           3           2         2          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-6

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.506  $   10.653  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   11.044  $   10.506  $ 10.653   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.251  $   10.525  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   10.642  $   10.251  $ 10.525   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           6         0          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   11.142  $   11.607  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   12.914  $   11.142  $ 11.607   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.871  $   11.468  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   12.444  $   10.871  $ 11.468   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-7

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   48.941  $   36.839  $ 33.090   $ 36.315  $       -
Accumulation unit value at end of period..........  $   55.777  $   48.941  $ 36.839   $ 33.090  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.931  $   11.380  $ 10.350   $ 11.455  $       -
Accumulation unit value at end of period..........  $   16.805  $   14.931  $ 11.380   $ 10.350  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           3           0         1          0          -
DREYFUS INTERMEDIATE TERM INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.445  $   13.623  $ 12.708   $ 11.842  $  10.860
Accumulation unit value at end of period..........  $   14.087  $   13.445  $ 13.623   $ 12.708  $  11.842
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.531  $   12.856  $ 12.144   $ 11.459  $  10.640
Accumulation unit value at end of period..........  $   12.966  $   12.531  $ 12.856   $ 12.144  $  11.459
Number of accumulation units outstanding at end of
   period (in thousands)..........................           8          10         9          8          8

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
DREYFUS INTERMEDIATE TERM INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  9.271   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.860   $  9.271  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         8          7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  9.197   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.640   $  9.197  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          7         -          -          -


                                   APP I-8

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   15.058  $   11.095  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   15.797  $   15.058  $ 11.095   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.693  $   10.962  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   15.222  $   14.693  $ 10.962   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           6           4         1          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.377  $   10.935  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   15.384  $   14.377  $ 10.935   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.029  $   10.803  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   14.824  $   14.029  $ 10.803   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-9

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   26.925  $   19.709  $ 17.043   $ 18.200  $  14.937
Accumulation unit value at end of period..........  $   27.121  $   26.925  $ 19.709   $ 17.043  $  18.200
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   23.211  $   17.203  $ 15.063   $ 16.289  $  13.536
Accumulation unit value at end of period..........  $   23.089  $   23.211  $ 17.203   $ 15.063  $  16.289
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           1         1          1          1
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   21.870  $   17.121  $ 14.920   $ 15.191  $  13.636
Accumulation unit value at end of period..........  $   23.466  $   21.870  $ 17.121   $ 14.920  $  15.191
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   18.853  $   14.944  $ 13.187   $ 13.596  $  12.357
Accumulation unit value at end of period..........  $   19.977  $   18.853  $ 14.944   $ 13.187  $  13.596
Number of accumulation units outstanding at end of
   period (in thousands)..........................          35          38        45         45         43

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 12.184   $ 19.041  $ 19.702   $ 16.933  $  15.268
Accumulation unit value at end of period..........  $ 14.937   $ 12.184  $ 19.041   $ 19.702  $  16.933
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.180   $ 17.693  $ 18.538   $ 16.133  $  14.729
Accumulation unit value at end of period..........  $ 13.536   $ 11.180  $ 17.693   $ 18.538  $  16.133
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          1         2          1          1
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 10.666   $ 17.232  $ 16.735   $ 14.185  $  12.897
Accumulation unit value at end of period..........  $ 13.636   $ 10.666  $ 17.232   $ 16.735  $  14.185
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5          4         3          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  9.787   $ 16.012  $ 15.745   $ 13.514  $  12.442
Accumulation unit value at end of period..........  $ 12.357   $  9.787  $ 16.012   $ 15.745  $  13.514
Number of accumulation units outstanding at end of
   period (in thousands)..........................        37         32        29         11          6


                                  APP I-10

                                                                YEAR ENDING DECEMBER 31,
                                                    -------------------------------------------------------
SUB-ACCOUNT                                            2014        2013        2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   16.391  $   11.828   $ 10.677   $ 11.226  $   8.741
Accumulation unit value at end of period..........  $   17.626  $   16.391   $ 11.828   $ 10.677  $  11.226
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -          (0)         7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   20.737  $   15.152   $ 13.849   $ 14.745  $  11.625
Accumulation unit value at end of period..........  $   22.022  $   20.737   $ 15.152   $ 13.849  $  14.745
Number of accumulation units outstanding at end of
   period (in thousands)..........................          14          14         14         14         12
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.510  $    9.740   $  9.521   $ 10.171  $       -
Accumulation unit value at end of period..........  $   10.784  $   10.510   $  9.740   $  9.521  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.137  $    9.513   $  9.415   $ 10.143  $       -
Accumulation unit value at end of period..........  $   10.273  $   10.137   $  9.513   $  9.415  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -          -          -          -

                                                              YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  6.105   $ 10.620  $  9.510   $  8.845  $   8.001
Accumulation unit value at end of period..........  $  8.741   $  6.105  $ 10.620   $  9.510  $   8.845
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          5         1          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  8.222   $ 14.482  $ 13.132   $ 12.367  $  11.328
Accumulation unit value at end of period..........  $ 11.625   $  8.222  $ 14.482   $ 13.132  $  12.367
Number of accumulation units outstanding at end of
   period (in thousands)..........................        12         16        18         13          9
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-11

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   68.057  $   51.389  $ 43.539   $ 50.582  $       -
Accumulation unit value at end of period..........  $   77.074  $   68.057  $ 51.389   $ 43.539  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   24.942  $   19.070  $ 16.360   $ 19.166  $       -
Accumulation unit value at end of period..........  $   27.895  $   24.942  $ 19.070   $ 16.360  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          24          27        29         33          -
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   11.494  $   11.195  $  9.623   $ 10.625  $       -
Accumulation unit value at end of period..........  $   11.461  $   11.494  $ 11.195   $  9.623  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   11.087  $   10.934  $  9.516   $ 10.596  $       -
Accumulation unit value at end of period..........  $   10.918  $   11.087  $ 10.934   $  9.516  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-12

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.104  $   10.095  $ 10.292   $      -  $       -
Accumulation unit value at end of period..........  $   15.278  $   14.104  $ 10.095   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.634  $    9.881  $ 10.159   $      -  $       -
Accumulation unit value at end of period..........  $   14.585  $   13.634  $  9.881   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           7           6         5          -          -
INVESCO DIVERSIFIED DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.454  $   11.209  $ 10.496   $      -  $       -
Accumulation unit value at end of period..........  $   16.202  $   14.454  $ 11.209   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.972  $   10.971  $ 10.360   $      -  $       -
Accumulation unit value at end of period..........  $   15.467  $   13.972  $ 10.971   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           2           2         1          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
INVESCO DIVERSIFIED DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-13

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   22.905  $   18.330  $ 16.238   $ 16.441  $  14.628
Accumulation unit value at end of period..........  $   24.983  $   22.905  $ 18.330   $ 16.238  $  16.441
Number of accumulation units outstanding at end of
   period (in thousands)..........................          10          17        11         11          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   19.746  $   16.000  $ 14.352   $ 14.714  $  13.256
Accumulation unit value at end of period..........  $   21.270  $   19.746  $ 16.000   $ 14.352  $  14.714
Number of accumulation units outstanding at end of
   period (in thousands)..........................          86          93       109         99        106
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   19.817  $   14.164  $ 11.969   $ 12.119  $   9.598
Accumulation unit value at end of period..........  $   21.338  $   19.817  $ 14.164   $ 11.969  $  12.119
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.986  $   13.016  $ 11.138   $ 11.419  $   9.157
Accumulation unit value at end of period..........  $   19.125  $   17.986  $ 13.016   $ 11.138  $  11.419
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           3         3          2          1

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.844   $ 15.746  $ 15.249   $ 13.551  $  12.569
Accumulation unit value at end of period..........  $ 14.628   $ 11.844  $ 15.746   $ 15.249  $  13.551
Number of accumulation units outstanding at end of
   period (in thousands)..........................       259         21        31         32         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.868   $ 14.631  $ 14.347   $ 12.910  $  12.125
Accumulation unit value at end of period..........  $ 13.256   $ 10.868  $ 14.631   $ 14.347  $  12.910
Number of accumulation units outstanding at end of
   period (in thousands)..........................       104         79        65         48         28
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.138   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $  9.598   $  7.138  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.896   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $  9.157   $  6.896  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          1         -          -          -


                                  APP I-14

                                                                 YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                            2014        2013        2012       2011        2010
------------------------------------------------------------------------------------------------------------------------------------
INVESCO TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $    6.910  $    5.538   $  5.003   $  5.171   $   4.278
Accumulation unit value at end of period..........  $    7.655  $    6.910   $  5.538   $  5.003   $   5.171
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -          (0)        (0)        (0)          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.201  $    9.902   $  9.058   $  9.479   $   7.940
Accumulation unit value at end of period..........  $   13.349  $   12.201   $  9.902   $  9.058   $   9.479
Number of accumulation units outstanding at end of
   period (in thousands)..........................           3           4          3          2           1
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   26.718  $   20.283   $ 16.404   $ 17.700   $  16.759
Accumulation unit value at end of period..........  $   29.007  $   26.718   $ 20.283   $ 16.404   $  17.700
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0          0          0           0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   23.033  $   17.705   $ 14.499   $ 15.842   $  15.188
Accumulation unit value at end of period..........  $   24.696  $   23.033   $ 17.705   $ 14.499   $  15.842
Number of accumulation units outstanding at end of
   period (in thousands)..........................          28          26         35         29          30

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  2.705   $  4.879  $  4.544   $  4.131  $   4.057
Accumulation unit value at end of period..........  $  4.278   $  2.705  $  4.879   $  4.544  $   4.131
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  5.084   $  9.286  $  8.757   $  8.061  $   8.017
Accumulation unit value at end of period..........  $  7.940   $  5.084  $  9.286   $  8.757  $   8.061
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          2         1          1          -
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.676   $ 20.857  $ 15.385   $ 13.963  $  12.185
Accumulation unit value at end of period..........  $ 16.759   $ 11.676  $ 20.857   $ 15.385  $  13.963
Number of accumulation units outstanding at end of
   period (in thousands)..........................        21         33         2          5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.714   $ 19.381  $ 14.476   $ 13.303  $  11.754
Accumulation unit value at end of period..........  $ 15.188   $ 10.714  $ 19.381   $ 14.476  $  13.303
Number of accumulation units outstanding at end of
   period (in thousands)..........................        34         11         4          3          0


                                  APP I-15

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JANUS GLOBAL RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   18.556  $   14.590  $ 12.204   $ 14.198  $  12.152
Accumulation unit value at end of period..........  $   19.851  $   18.556  $ 14.590   $ 12.204  $  14.198
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         7          5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.544  $   13.967  $ 11.830   $ 13.936  $  12.078
Accumulation unit value at end of period..........  $   18.535  $   17.544  $ 13.967   $ 11.830  $  13.936
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           4         3          2          1
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.719  $   11.372  $ 10.145   $ 15.124  $  12.712
Accumulation unit value at end of period..........  $   10.946  $   12.719  $ 11.372   $ 10.145  $  15.124
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0       171        137        158
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.024  $   10.886  $  9.834   $ 14.845  $  12.634
Accumulation unit value at end of period..........  $   10.220  $   12.024  $ 10.886   $  9.834  $  14.845
Number of accumulation units outstanding at end of
   period (in thousands)..........................          43          51        57         50         56

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JANUS GLOBAL RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 10.000   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 12.152   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.000   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 12.078   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          -         -          -          -
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.585   $ 30.568  $ 24.233   $ 16.755  $  12.719
Accumulation unit value at end of period..........  $ 12.712   $ 15.585  $ 30.568   $ 24.233  $  16.755
Number of accumulation units outstanding at end of
   period (in thousands)..........................        97         28        22         20          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 14.302   $ 28.405  $ 22.801   $ 15.963  $  12.270
Accumulation unit value at end of period..........  $ 12.634   $ 14.302  $ 28.405   $ 22.801  $  15.963
Number of accumulation units outstanding at end of
   period (in thousands)..........................        46         22        14          7          3


                                  APP I-16

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   20.692  $   14.586  $ 12.857   $ 13.919  $  10.460
Accumulation unit value at end of period..........  $   19.897  $   20.692  $ 14.586   $ 12.857  $  13.919
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         6          5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.837  $   12.731  $ 11.363   $ 12.457  $   9.478
Accumulation unit value at end of period..........  $   16.939  $   17.837  $ 12.731   $ 11.363  $  12.457
Number of accumulation units outstanding at end of
   period (in thousands)..........................           8           9         7          7          6
JPMORGAN LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.799  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   14.161  $   12.799  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.647  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   13.820  $   12.647  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.068   $ 12.696  $ 12.517   $ 11.715  $  10.824
Accumulation unit value at end of period..........  $ 10.460   $  7.068  $ 12.696   $ 12.517  $  11.715
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          0         1          4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.486   $ 11.797  $ 11.777   $ 11.161  $  10.442
Accumulation unit value at end of period..........  $  9.478   $  6.486  $ 11.797   $ 11.777  $  11.161
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6         12        11         11          8
JPMORGAN LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-17

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.216  $   11.088  $  9.859   $ 10.397  $       -
Accumulation unit value at end of period..........  $   12.894  $   12.216  $ 11.088   $  9.859  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          33          29        24          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   11.782  $   10.829  $  9.750   $ 10.369  $       -
Accumulation unit value at end of period..........  $   12.282  $   11.782  $ 10.829   $  9.750  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          49          17         1          0          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.616  $   11.123  $  9.733   $ 10.424  $       -
Accumulation unit value at end of period..........  $   13.460  $   12.616  $ 11.123   $  9.733  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          26          36        34         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.169  $   10.863  $  9.625   $ 10.396  $       -
Accumulation unit value at end of period..........  $   12.822  $   12.169  $ 10.863   $  9.625  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         106           8         4          2          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-18

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.906  $   11.045  $  9.536   $ 10.457  $       -
Accumulation unit value at end of period..........  $   13.828  $   12.906  $ 11.045   $  9.536  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          32          14        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.448  $   10.788  $  9.430   $ 10.429  $       -
Accumulation unit value at end of period..........  $   13.173  $   12.448  $ 10.788   $  9.430  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         142          60        48          8          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.103  $   10.948  $  9.367   $ 10.481  $       -
Accumulation unit value at end of period..........  $   14.076  $   13.103  $ 10.948   $  9.367  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          10         101        80         68          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.638  $   10.693  $  9.264   $ 10.453  $       -
Accumulation unit value at end of period..........  $   13.408  $   12.638  $ 10.693   $  9.264  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         110          38         9          7          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-19

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.314  $   10.926  $  9.269   $ 10.502  $       -
Accumulation unit value at end of period..........  $   14.323  $   13.314  $ 10.926   $  9.269  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          45          15        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.842  $   10.671  $  9.166   $ 10.474  $       -
Accumulation unit value at end of period..........  $   13.643  $   12.842  $ 10.671   $  9.166  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          45           9         8          5          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.408  $   10.921  $  9.260   $ 10.503  $       -
Accumulation unit value at end of period..........  $   14.431  $   13.408  $ 10.921   $  9.260  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          26          57        47         34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.933  $   10.666  $  9.157   $ 10.475  $       -
Accumulation unit value at end of period..........  $   13.747  $   12.933  $ 10.666   $  9.157  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          37           7         1          1          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-20

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.420  $   10.933  $  9.255   $ 10.494  $       -
Accumulation unit value at end of period..........  $   14.434  $   13.420  $ 10.933   $  9.255  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          31          13        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.944  $   10.678  $  9.153   $ 10.466  $       -
Accumulation unit value at end of period..........  $   13.749  $   12.944  $ 10.678   $  9.153  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          54           5         1          1          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.409  $   10.924  $  9.257   $ 10.496  $       -
Accumulation unit value at end of period..........  $   14.422  $   13.409  $ 10.924   $  9.257  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          11          86        71         54          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.934  $   10.669  $  9.155   $ 10.468  $       -
Accumulation unit value at end of period..........  $   13.738  $   12.934  $ 10.669   $  9.155  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          30           4         0          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-21

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.063  $   10.642  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   14.060  $   13.063  $ 10.642   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.785  $   10.546  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.590  $   12.785  $ 10.546   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           3           1         -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND -- NEEDS
   FOOTNOTE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   11.852  $   11.013  $ 10.012   $ 10.336  $       -
Accumulation unit value at end of period..........  $   12.438  $   11.852  $ 11.013   $ 10.012  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   11.432  $   10.756  $  9.902   $ 10.309  $       -
Accumulation unit value at end of period..........  $   11.848  $   11.432  $ 10.756   $  9.902  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          17          17        11         20          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND -- NEEDS
   FOOTNOTE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-22

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.218  $   10.956  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   12.823  $   12.218  $ 10.956   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   11.921  $   10.824  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   12.357  $   11.921  $ 10.824   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           8           4         0          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.756  $   11.085  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.416  $   12.756  $ 11.085   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.446  $   10.952  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   12.927  $   12.446  $ 10.952   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           6           1         0          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-23

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.240  $   11.204  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.951  $   13.240  $ 11.204   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.919  $   11.070  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.443  $   12.919  $ 11.070   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           2           0         0          -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.609  $   11.274  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   14.371  $   13.609  $ 11.274   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.278  $   11.139  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.848  $   13.278  $ 11.139   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-24

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   16.845  $   13.291  $ 12.026   $ 11.847  $       -
Accumulation unit value at end of period..........  $   17.056  $   16.845  $ 13.291   $ 12.026  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   16.054  $   12.826  $ 11.751   $ 11.723  $       -
Accumulation unit value at end of period..........  $   16.053  $   16.054  $ 12.826   $ 11.751  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   18.060  $   13.518  $ 12.068   $ 12.013  $       -
Accumulation unit value at end of period..........  $   18.553  $   18.060  $ 13.518   $ 12.068  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.213  $   13.045  $ 11.793   $ 11.887  $       -
Accumulation unit value at end of period..........  $   17.463  $   17.213  $ 13.045   $ 11.793  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           4         3          3          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-25

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.345  $   11.022  $  9.428   $  9.305  $   8.149
Accumulation unit value at end of period..........  $   15.999  $   14.345  $ 11.022   $  9.428  $   9.305
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   16.952  $   13.189  $ 11.423   $ 11.416  $  10.123
Accumulation unit value at end of period..........  $   18.671  $   16.952  $ 13.189   $ 11.423  $  11.416
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1          13        13         13         13
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   15.031  $   11.204  $  9.611   $  9.718  $   8.301
Accumulation unit value at end of period..........  $   16.700  $   15.031  $ 11.204   $  9.611  $   9.718
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.846  $   10.450  $  9.077   $  9.294  $   8.039
Accumulation unit value at end of period..........  $   15.193  $   13.846  $ 10.450   $  9.077  $   9.294
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           2         3          2          1

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  5.800   $  9.200  $  8.251   $  7.677  $   7.390
Accumulation unit value at end of period..........  $  8.149   $  5.800  $  9.200   $  8.251  $   7.677
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          2         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  7.296   $ 11.719  $ 10.642   $ 10.026  $   9.773
Accumulation unit value at end of period..........  $ 10.123   $  7.296  $ 11.719   $ 10.642  $  10.026
Number of accumulation units outstanding at end of
   period (in thousands)..........................        11          7         3          3          2
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  6.251   $ 10.067  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $  8.301   $  6.251  $ 10.067   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.129   $  9.996  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $  8.039   $  6.129  $  9.996   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          0         0          -          -


                                  APP I-26

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   22.844  $   21.479  $ 18.814   $ 18.067  $  15.651
Accumulation unit value at end of period..........  $   23.348  $   22.844  $ 21.479   $ 18.814  $  18.067
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   20.741  $   19.747  $ 17.514   $ 17.030  $  14.939
Accumulation unit value at end of period..........  $   20.936  $   20.741  $ 19.747   $ 17.514  $  17.030
Number of accumulation units outstanding at end of
   period (in thousands)..........................           8          10        10          9          7
MFS(R) MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.594  $   10.662  $  9.177   $  9.776  $   7.596
Accumulation unit value at end of period..........  $   15.851  $   14.594  $ 10.662   $  9.177  $   9.776
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.580  $    9.306  $  8.111   $  8.749  $   6.883
Accumulation unit value at end of period..........  $   13.493  $   12.580  $  9.306   $  8.111  $   8.749
Number of accumulation units outstanding at end of
   period (in thousands)..........................           9          17        15         13         13

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 10.655   $ 14.906  $ 14.654   $ 13.280  $  12.976
Accumulation unit value at end of period..........  $ 15.651   $ 10.655  $ 14.906   $ 14.654  $  13.280
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          5         6          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.298   $ 14.587  $ 14.522   $ 13.325  $  13.184
Accumulation unit value at end of period..........  $ 14.939   $ 10.298  $ 14.587   $ 14.522  $  13.325
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          6         6          5          6
MFS(R) MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  5.363   $ 10.972  $ 10.021   $  9.808  $   9.551
Accumulation unit value at end of period..........  $  7.596   $  5.363  $ 10.972   $ 10.021  $   9.808
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          1         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  4.921   $ 10.195  $  9.429   $  9.344  $   9.214
Accumulation unit value at end of period..........  $  6.883   $  4.921  $ 10.195   $  9.429  $   9.344
Number of accumulation units outstanding at end of
   period (in thousands)..........................        12         16        12         10          9


                                  APP I-27

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.373  $   10.204  $  8.444   $ 10.676  $       -
Accumulation unit value at end of period..........  $   13.291  $   14.373  $ 10.204   $  8.444  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          39          33        34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.863  $    9.966  $  8.351   $ 10.648  $       -
Accumulation unit value at end of period..........  $   12.660  $   13.863  $  9.966   $  8.351  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           5           4         1          0          -
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   28.601  $   23.802  $ 21.002   $ 19.705  $  17.350
Accumulation unit value at end of period..........  $   32.199  $   28.601  $ 23.802   $ 21.002  $  19.705
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         4          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   34.819  $   29.340  $ 26.215   $ 24.905  $  22.204
Accumulation unit value at end of period..........  $   38.711  $   34.819  $ 29.340   $ 26.215  $  24.905
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           5         6          6          5

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 13.058   $ 20.906  $ 16.387   $ 12.457  $  10.663
Accumulation unit value at end of period..........  $ 17.350   $ 13.058  $ 20.906   $ 16.387  $  12.457
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5          6         6          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 16.922   $ 27.433  $ 21.773   $ 16.759  $  14.526
Accumulation unit value at end of period..........  $ 22.204   $ 16.922  $ 27.433   $ 21.773  $  16.759
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5         11         9          6          0


                                  APP I-28

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   24.418  $   18.023  $ 15.519   $ 15.552  $  13.959
Accumulation unit value at end of period..........  $   26.931  $   24.418  $ 18.023   $ 15.519  $  15.552
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   21.050  $   15.732  $ 13.717   $ 13.918  $  12.650
Accumulation unit value at end of period..........  $   22.927  $   21.050  $ 15.732   $ 13.717  $  13.918
Number of accumulation units outstanding at end of
   period (in thousands)..........................           5           5         5          6          6
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   17.879  $   12.968  $ 11.708   $ 12.082  $       -
Accumulation unit value at end of period..........  $   19.723  $   17.879  $ 12.968   $ 11.708  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.040  $   12.515  $ 11.441   $ 11.955  $       -
Accumulation unit value at end of period..........  $   18.564  $   17.040  $ 12.515   $ 11.441  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          11           9         8          4          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.587   $ 17.255  $ 16.034   $ 13.287  $  12.509
Accumulation unit value at end of period..........  $ 13.959   $ 11.587  $ 17.255   $ 16.034  $  13.287
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          3         3          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.632   $ 16.033  $ 15.086   $ 12.659  $  12.067
Accumulation unit value at end of period..........  $ 12.650   $ 10.632  $ 16.033   $ 15.086  $  12.659
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          9         7          7          4
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-29

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.074  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   13.630  $   12.074  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   11.931  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   13.301  $   11.931  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.668  $   10.628  $  9.182   $ 10.659  $       -
Accumulation unit value at end of period..........  $   15.299  $   14.668  $ 10.628   $  9.182  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           2           2         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.149  $   10.380  $  9.081   $ 10.630  $       -
Accumulation unit value at end of period..........  $   14.573  $   14.149  $ 10.380   $  9.081  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           1         1          0          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-30

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.330  $    8.493  $  8.318   $ 10.326  $       -
Accumulation unit value at end of period..........  $    9.449  $   10.330  $  8.493   $  8.318  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $    9.964  $    8.295  $  8.226   $ 10.298  $       -
Accumulation unit value at end of period..........  $    9.001  $    9.964  $  8.295   $  8.226  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           1         1          0          -
OPPENHEIMER CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   17.031  $   13.178  $ 11.591   $ 11.776  $  10.790
Accumulation unit value at end of period..........  $   19.597  $   17.031  $ 13.178   $ 11.591  $  11.776
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.682  $   11.503  $ 10.245   $ 10.540  $   9.778
Accumulation unit value at end of period..........  $   16.684  $   14.682  $ 11.503   $ 10.245  $  10.540
Number of accumulation units outstanding at end of
   period (in thousands)..........................           5          12        12         10         10

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
OPPENHEIMER CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.515   $ 13.889  $ 12.209   $ 11.357  $  10.847
Accumulation unit value at end of period..........  $ 10.790   $  7.515  $ 13.889   $ 12.209  $  11.357
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          2         1          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.896   $ 12.906  $ 11.487   $ 10.820  $  10.464
Accumulation unit value at end of period..........  $  9.778   $  6.896  $ 12.906   $ 11.487  $  10.820
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10         10        10          9         10


                                  APP I-31

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.958  $   11.364  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   16.461  $   14.958  $ 11.364   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.595  $   11.228  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   15.862  $   14.595  $ 11.228   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           1         -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  115.632  $   91.212  $ 75.539   $ 82.731  $  71.519
Accumulation unit value at end of period..........  $  118.018  $  115.632  $ 91.212   $ 75.539  $  82.731
Number of accumulation units outstanding at end of
   period (in thousands)..........................          12          12        12          6         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   21.961  $   17.541  $ 14.710   $ 16.313  $  14.279
Accumulation unit value at end of period..........  $   22.136  $   21.961  $ 17.541   $ 14.710  $  16.313
Number of accumulation units outstanding at end of
   period (in thousands)..........................          29          33        31         31         28

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 51.377   $ 87.120  $ 82.214   $ 70.042  $  61.531
Accumulation unit value at end of period..........  $ 71.519   $ 51.377  $ 87.120   $ 82.214  $  70.042
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          3         5          5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.387   $ 17.835  $ 17.042   $ 14.702  $  13.078
Accumulation unit value at end of period..........  $ 14.279   $ 10.387  $ 17.835   $ 17.042  $  14.702
Number of accumulation units outstanding at end of
   period (in thousands)..........................        26         25        22         18         14


                                  APP I-32

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $    7.020  $   13.455  $ 14.809   $ 19.929  $       -
Accumulation unit value at end of period..........  $    5.940  $    7.020  $ 13.455   $ 14.809  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           9         8          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $    9.853  $   19.123  $ 21.311   $ 29.040  $       -
Accumulation unit value at end of period..........  $    8.233  $    9.853  $ 19.123   $ 21.311  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          39          33        29         30          -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.796  $   11.891  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.870  $   14.796  $ 11.891   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.437  $   11.749  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   13.365  $   14.437  $ 11.749   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           2           3         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-33

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER RISING DIVIDENDS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.196  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   13.530  $   12.196  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.052  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   13.203  $   12.052  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.594  $   10.845  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   11.047  $   10.594  $ 10.845   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.337  $   10.715  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   10.645  $   10.337  $ 10.715   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           0         0          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER RISING DIVIDENDS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-34

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.731  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   14.507  $   12.731  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   12.580  $   10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   14.157  $   12.580  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           1         -          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.206  $    9.299  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $    8.171  $   10.206  $  9.299   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $    9.958  $    9.187  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $    7.873  $    9.958  $  9.187   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           0         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-35

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.696  $   10.979  $  9.452   $ 10.367  $       -
Accumulation unit value at end of period..........  $   16.276  $   14.696  $ 10.979   $  9.452  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.175  $   10.723  $  9.348   $ 10.340  $       -
Accumulation unit value at end of period..........  $   15.504  $   14.175  $ 10.723   $  9.348  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         -          -          -
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   25.013  $   19.669  $ 16.590   $ 19.006  $  17.517
Accumulation unit value at end of period..........  $   22.311  $   25.013  $ 19.669   $ 16.590  $  19.006
Number of accumulation units outstanding at end of
   period (in thousands)..........................          13          13        15         16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   21.987  $   17.507  $ 14.953   $ 17.346  $  16.188
Accumulation unit value at end of period..........  $   19.369  $   21.987  $ 17.507   $ 14.953  $  17.346
Number of accumulation units outstanding at end of
   period (in thousands)..........................          26          31        28         29         26

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.699   $ 21.700  $ 18.508   $ 15.432  $  13.949
Accumulation unit value at end of period..........  $ 17.517   $ 11.699  $ 21.700   $ 18.508  $  15.432
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10         10        11         13         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.947   $ 20.562  $ 17.758   $ 14.993  $  13.722
Accumulation unit value at end of period..........  $ 16.188   $ 10.947  $ 20.562   $ 17.758  $  14.993
Number of accumulation units outstanding at end of
   period (in thousands)..........................        23         17         9          5          4


                                  APP I-36

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.488  $   12.045  $ 10.680   $ 10.482  $       -
Accumulation unit value at end of period..........  $   14.508  $   13.488  $ 12.045   $ 10.680  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.010  $   11.764  $ 10.562   $ 10.454  $       -
Accumulation unit value at end of period..........  $   13.820  $   13.010  $ 11.764   $ 10.562  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           0         0          -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   11.286  $   10.103  $  8.938   $ 10.000  $       -
Accumulation unit value at end of period..........  $   11.374  $   11.286  $ 10.103   $  8.938  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.920  $    9.898  $  8.867   $ 10.000  $       -
Accumulation unit value at end of period..........  $   10.868  $   10.920  $  9.898   $  8.867  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-37

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   15.564  $   14.681  $ 13.687   $      -  $       -
Accumulation unit value at end of period..........  $   15.910  $   15.564  $ 14.681   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.305  $   13.663  $ 12.845   $      -  $       -
Accumulation unit value at end of period..........  $   14.441  $   14.305  $ 13.663   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         -          -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   13.861  $   10.386  $  8.228   $ 10.483  $       -
Accumulation unit value at end of period..........  $   12.643  $   13.861  $ 10.386   $  8.228  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.369  $   10.143  $  8.137   $ 10.455  $       -
Accumulation unit value at end of period..........  $   12.043  $   13.369  $ 10.143   $  8.137  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           0         0          0          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-38

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.465  $   10.804  $  8.689   $ 10.359  $       -
Accumulation unit value at end of period..........  $   15.582  $   14.465  $ 10.804   $  8.689  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.952  $   10.552  $  8.593   $ 10.331  $       -
Accumulation unit value at end of period..........  $   14.843  $   13.952  $ 10.552   $  8.593  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           2         0          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.101  $   10.368  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   10.678  $   10.101  $ 10.368   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $    9.856  $   10.244  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   10.289  $    9.856  $ 10.244   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-39

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.962  $   11.238  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   16.789  $   14.962  $ 11.238   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.599  $   11.103  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   16.178  $   14.599  $ 11.103   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.848  $   11.162  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   16.739  $   14.848  $ 11.162   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.488  $   11.027  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   16.129  $   14.488  $ 11.027   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-40

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.923  $   11.303  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   16.878  $   14.923  $ 11.303   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   14.561  $   11.167  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $   16.264  $   14.561  $ 11.167   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   18.117  $   13.735  $ 12.135   $ 12.043  $       -
Accumulation unit value at end of period..........  $   20.121  $   18.117  $ 13.735   $ 12.135  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           2           0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.267  $   13.255  $ 11.858   $ 11.917  $       -
Accumulation unit value at end of period..........  $   18.939  $   17.267  $ 13.255   $ 11.858  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           1           2         2          1          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-41

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   20.299  $   17.790  $ 15.897   $ 15.980  $  13.906
Accumulation unit value at end of period..........  $   21.203  $   20.299  $ 17.790   $ 15.897  $  15.980
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   19.042  $   16.899  $ 15.291   $ 15.564  $  13.696
Accumulation unit value at end of period..........  $   19.644  $   19.042  $ 16.899   $ 15.291  $  15.564
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   22.033  $   19.054  $ 16.851   $ 17.063  $  14.547
Accumulation unit value at end of period..........  $   23.045  $   22.033  $ 19.054   $ 16.851  $  17.063
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   20.669  $   18.100  $ 16.209   $ 16.619  $  14.327
Accumulation unit value at end of period..........  $   21.351  $   20.669  $ 18.100   $ 16.209  $  16.619
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-42

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   23.544  $   19.667  $ 17.132   $ 17.543  $  14.734
Accumulation unit value at end of period..........  $   24.686  $   23.544  $ 19.667   $ 17.132  $  17.543
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   22.087  $   18.682  $ 16.478   $ 17.087  $  14.511
Accumulation unit value at end of period..........  $   22.871  $   22.087  $ 18.682   $ 16.478  $  17.087
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   24.619  $   20.278  $ 17.605   $ 18.117  $  15.095
Accumulation unit value at end of period..........  $   25.786  $   24.619  $ 20.278   $ 17.605  $  18.117
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   23.095  $   19.262  $ 16.933   $ 17.646  $  14.866
Accumulation unit value at end of period..........  $   23.890  $   23.095  $ 19.262   $ 16.933  $  17.646
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          1          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-43

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.752  $   14.021  $ 13.196   $ 10.240  $   9.940
Accumulation unit value at end of period..........  $   15.274  $   14.752  $ 14.021   $ 13.196  $  10.240
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.839  $   13.319  $ 12.692   $ 12.676  $  11.915
Accumulation unit value at end of period..........  $   14.150  $   13.839  $ 13.319   $ 12.692  $  12.676
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   14.235  $   13.498  $ 12.803   $ 10.620  $  10.020
Accumulation unit value at end of period..........  $   14.801  $   14.235  $ 13.498   $ 12.803  $  10.620
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   13.354  $   12.822  $ 12.315   $ 12.202  $  11.459
Accumulation unit value at end of period..........  $   13.713  $   13.354  $ 12.822   $ 12.315  $  12.202
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-44

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER 50% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   18.639  $   16.256  $ 14.762   $ 10.010  $   8.930
Accumulation unit value at end of period..........  $   19.562  $   18.639  $ 16.256   $ 14.762  $  10.010
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   17.486  $   15.442  $ 14.199   $ 14.476  $  12.854
Accumulation unit value at end of period..........  $   18.124  $   17.486  $ 15.442   $ 14.199  $  14.476
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 60% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   20.460  $   17.281  $ 15.504   $  9.880  $   8.620
Accumulation unit value at end of period..........  $   21.536  $   20.460  $ 17.281   $ 15.504  $   9.880
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   19.194  $   16.416  $ 14.912   $ 15.438  $  13.444
Accumulation unit value at end of period..........  $   19.952  $   19.194  $ 16.416   $ 14.912  $  15.438
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER 50% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 60% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-45

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   21.907  $   18.025  $ 15.954   $  9.460  $   8.150
Accumulation unit value at end of period..........  $   23.025  $   21.907  $ 18.025   $ 15.954  $   9.460
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   20.551  $   17.122  $ 15.346   $ 16.009  $  13.750
Accumulation unit value at end of period..........  $   21.332  $   20.551  $ 17.122   $ 15.346  $  16.009
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   24.464  $   19.181  $ 16.824   $  9.170  $   7.700
Accumulation unit value at end of period..........  $   25.706  $   24.464  $ 19.181   $ 16.824  $   9.170
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   22.950  $   18.220  $ 16.182   $ 17.329  $  14.539
Accumulation unit value at end of period..........  $   23.815  $   22.950  $ 18.220   $ 16.182  $  17.329
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-46

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.389  $   10.223  $  9.126   $  8.960  $   7.990
Accumulation unit value at end of period..........  $   13.602  $   12.389  $ 10.223   $  9.126  $   8.960
Number of accumulation units outstanding at end of
   period (in thousands)..........................           4           4         4          4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   16.221  $   13.553  $ 12.251   $ 12.179  $  10.997
Accumulation unit value at end of period..........  $   17.588  $   16.221  $ 13.553   $ 12.251  $  12.179
Number of accumulation units outstanding at end of
   period (in thousands)..........................          19          18        16         14         17
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   37.890  $   27.243  $ 23.022   $ 25.985  $  22.305
Accumulation unit value at end of period..........  $   40.658  $   37.890  $ 27.243   $ 23.022  $  25.985
Number of accumulation units outstanding at end of
   period (in thousands)..........................         134         101        86         64         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   26.130  $   19.024  $ 16.278   $ 18.605  $  16.171
Accumulation unit value at end of period..........  $   27.691  $   26.130  $ 19.024   $ 16.278  $  18.605
Number of accumulation units outstanding at end of
   period (in thousands)..........................          52          78        76         80         89

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  6.133   $  8.971  $  8.413   $  7.599  $   7.087
Accumulation unit value at end of period..........  $  7.990   $  6.133  $  8.971   $  8.413  $   7.599
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          0         0          3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  8.547   $ 12.660  $ 12.022   $ 10.996  $  10.383
Accumulation unit value at end of period..........  $ 10.997   $  8.547  $ 12.660   $ 12.022  $  10.996
Number of accumulation units outstanding at end of
   period (in thousands)..........................        17         29        30         26         23
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.312   $ 28.144  $ 24.090   $ 20.658  $  17.879
Accumulation unit value at end of period..........  $ 22.305   $ 15.312  $ 28.144   $ 24.090  $  20.658
Number of accumulation units outstanding at end of
   period (in thousands)..........................        26         31        29         25         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.241   $ 20.922  $ 18.134   $ 15.745  $  13.798
Accumulation unit value at end of period..........  $ 16.171   $ 11.241  $ 20.922   $ 18.134  $  15.745
Number of accumulation units outstanding at end of
   period (in thousands)..........................        90        105        96          1          1


                                  APP I-47

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $    6.125  $    4.643  $  4.087   $  4.034  $   3.563
Accumulation unit value at end of period..........  $    6.918  $    6.125  $  4.643   $  4.087  $   4.034
Number of accumulation units outstanding at end of
   period (in thousands)..........................       1,584       1,398     1,221        998        687
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   21.002  $   16.120  $ 14.370   $ 14.361  $  12.846
Accumulation unit value at end of period..........  $   23.430  $   21.002  $ 16.120   $ 14.370  $  14.361
Number of accumulation units outstanding at end of
   period (in thousands)..........................          25          50        55         56         69
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.576  $        -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   10.819  $        -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.552  $        -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   10.724  $        -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           7           -         -          -          -

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  2.858   $  4.230  $  3.907   $  3.246  $   3.064
Accumulation unit value at end of period..........  $  3.563   $  2.858  $  4.230   $  3.907  $   3.246
Number of accumulation units outstanding at end of
   period (in thousands)..........................       298        295       372        403        414
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.433   $ 15.635  $ 14.624   $ 12.303  $  11.757
Accumulation unit value at end of period..........  $ 12.846   $ 10.433  $ 15.635   $ 14.624  $  12.303
Number of accumulation units outstanding at end of
   period (in thousands)..........................        69         72        70         63         43
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -(a)
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-48

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   39.359  $   25.921  $ 21.489   $ 19.799  $  18.485
Accumulation unit value at end of period..........  $   50.141  $   39.359  $ 25.921   $ 21.489  $  19.799
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   28.152  $   18.773  $ 15.759   $ 14.702  $  13.899
Accumulation unit value at end of period..........  $   35.419  $   28.152  $ 18.773   $ 15.759  $  14.702
Number of accumulation units outstanding at end of
   period (in thousands)..........................           7           8         7          5          5
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   32.375  $   23.155  $ 19.386   $ 21.053  $  17.054
Accumulation unit value at end of period..........  $   36.057  $   32.375  $ 23.155   $ 19.386  $  21.053
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   29.077  $   21.058  $ 17.852   $ 19.631  $  16.102
Accumulation unit value at end of period..........  $   31.982  $   29.077  $ 21.058   $ 17.852  $  19.631
Number of accumulation units outstanding at end of
   period (in thousands)..........................          11          12        12         12         11

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.064   $ 20.236  $ 19.069   $ 17.151  $  15.255
Accumulation unit value at end of period..........  $ 18.485   $ 15.064  $ 20.236   $ 19.069  $  17.151
Number of accumulation units outstanding at end of
   period (in thousands)..........................         2          4         3          3          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.469   $ 15.601  $ 14.886   $ 13.557  $  12.210
Accumulation unit value at end of period..........  $ 13.899   $ 11.469  $ 15.601   $ 14.886  $  13.557
Number of accumulation units outstanding at end of
   period (in thousands)..........................         8          9         7          4          3
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 13.023   $ 20.135  $ 17.463   $ 15.628  $  13.382
Accumulation unit value at end of period..........  $ 17.054   $ 13.023  $ 20.135   $ 17.463  $  15.628
Number of accumulation units outstanding at end of
   period (in thousands)..........................        19         27        30         39         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 12.450   $ 19.493  $ 17.119   $ 15.513  $  13.450
Accumulation unit value at end of period..........  $ 16.102   $ 12.450  $ 19.493   $ 17.119  $  15.513
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10         10         9          7          5


                                  APP I-49

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $    4.746  $    3.287  $  2.842   $  2.941  $   2.369
Accumulation unit value at end of period..........  $    5.081  $    4.746  $  3.287   $  2.842  $   2.941
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   27.088  $   18.998  $ 16.635   $ 17.430  $  14.218
Accumulation unit value at end of period..........  $   28.644  $   27.088  $ 18.998   $ 16.635  $  17.430
Number of accumulation units outstanding at end of
   period (in thousands)..........................          10          16        16         17         20
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   34.004  $   25.713  $ 22.479   $ 22.728  $  19.798
Accumulation unit value at end of period..........  $   37.849  $   34.004  $ 25.713   $ 22.479  $  22.728
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   16.311  $   12.489  $ 11.055   $ 11.318  $   9.983
Accumulation unit value at end of period..........  $   17.929  $   16.311  $ 12.489   $ 11.055  $  11.318
Number of accumulation units outstanding at end of
   period (in thousands)..........................          14          15        16         17         17

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  1.833   $  3.086  $  2.701   $  2.361  $   1.951
Accumulation unit value at end of period..........  $  2.369   $  1.833  $  3.086   $  2.701  $   2.361
Number of accumulation units outstanding at end of
   period (in thousands)..........................        75         87        79         73         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.136   $ 18.985  $ 16.829   $ 14.893  $  12.462
Accumulation unit value at end of period..........  $ 14.218   $ 11.136  $ 18.985   $ 16.829  $  14.893
Number of accumulation units outstanding at end of
   period (in thousands)..........................        20         19        17         13         10
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 13.988   $ 24.596  $ 23.225   $ 20.256  $  18.479
Accumulation unit value at end of period..........  $ 19.798   $ 13.988  $ 24.596   $ 23.225  $  20.256
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          3         5          6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  7.142   $ 12.717  $ 12.159   $ 10.739  $   9.919
Accumulation unit value at end of period..........  $  9.983   $  7.142  $ 12.717   $ 12.159  $  10.739
Number of accumulation units outstanding at end of
   period (in thousands)..........................        18         17        15         17         13


                                  APP I-50

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.668  $   10.816  $ 10.058   $  9.400  $   8.744
Accumulation unit value at end of period..........  $   11.296  $   10.668  $ 10.816   $ 10.058  $   9.400
Number of accumulation units outstanding at end of
   period (in thousands)..........................         379         347       338        292        228
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   15.514  $   15.926  $ 14.996   $ 14.192  $  13.367
Accumulation unit value at end of period..........  $   16.223  $   15.514  $ 15.926   $ 14.996  $  14.192
Number of accumulation units outstanding at end of
   period (in thousands)..........................          40          49        53         50         65
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   11.413  $   11.608  $ 11.195   $ 10.674  $  10.284
Accumulation unit value at end of period..........  $   11.734  $   11.413  $ 11.608   $ 11.195  $  10.674
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.671  $   10.990  $ 10.732   $ 10.362  $  10.108
Accumulation unit value at end of period..........  $   10.835  $   10.671  $ 10.990   $ 10.732  $  10.362
Number of accumulation units outstanding at end of
   period (in thousands)..........................          11          14        13         13         17

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.602   $  8.230  $  7.863   $  7.502  $   7.323
Accumulation unit value at end of period..........  $  8.744   $  7.602  $  8.230   $  7.863  $   7.502
Number of accumulation units outstanding at end of
   period (in thousands)..........................        50         33        34         18         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.768   $ 12.900  $ 12.479   $ 12.057  $  11.917
Accumulation unit value at end of period..........  $ 13.367   $ 11.768  $ 12.900   $ 12.479  $  12.057
Number of accumulation units outstanding at end of
   period (in thousands)..........................        76         74        53         33         24
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  9.948   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.284   $  9.948  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  9.901   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.108   $  9.901  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         9          9         -          -          -


                                  APP I-51

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                            2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   12.548  $   12.548  $ 12.548   $ 12.548  $  12.548
Accumulation unit value at end of period..........  $   12.561  $   12.548  $ 12.548   $ 12.548  $  12.548
Number of accumulation units outstanding at end of
   period (in thousands)..........................           7          16        54         37         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.251  $   10.380  $ 10.511   $ 10.643  $  10.777
Accumulation unit value at end of period..........  $   10.134  $   10.251  $ 10.380   $ 10.511  $  10.643
Number of accumulation units outstanding at end of
   period (in thousands)..........................           7           9        10         11         20
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   10.090  $        -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   10.954  $        -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................           -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   10.090  $        -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $   10.926  $        -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          27           -         -          -          -

                                                                YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 12.540   $ 12.278  $ 11.699   $ 11.174  $  10.865
Accumulation unit value at end of period..........  $ 12.548   $ 12.540  $ 12.278   $ 11.699  $  11.174
Number of accumulation units outstanding at end of
   period (in thousands)..........................        38         30        39         20         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.905   $ 10.811  $ 10.432   $ 10.088  $   9.933
Accumulation unit value at end of period..........  $ 10.777   $ 10.905  $ 10.811   $ 10.432  $  10.088
Number of accumulation units outstanding at end of
   period (in thousands)..........................        16         11         5          3          2
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 20, 2014.



(b) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.




                                  APP I-52

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3574-16) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                          PREMIERSOLUTIONS STANDARD

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
APPENDIX I -- ACCUMULATION UNIT VALUES                                                                          APP I-1
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd + 1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.994  $   11.236  $  10.498  $ 10.195  $       -
Accumulation unit value at end of period..........  $  11.755  $   10.994  $  11.236  $ 10.498  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.837  $   11.131  $  10.452  $ 10.184  $       -
Accumulation unit value at end of period..........  $  11.529  $   10.837  $  11.131  $ 10.452  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.790  $   11.099  $  10.438  $ 10.181  $       -
Accumulation unit value at end of period..........  $  11.463  $   10.790  $  11.099  $ 10.438  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -



                                   APP I-1

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.728  $   11.058  $  10.419  $ 10.176  $       -
Accumulation unit value at end of period..........  $  11.374  $   10.728  $  11.058  $ 10.419  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.666  $   11.016  $  10.401  $ 10.390  $       -
Accumulation unit value at end of period..........  $  11.286  $   10.666  $  11.016  $ 10.401  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.605  $   10.975  $  10.382  $ 10.167  $       -
Accumulation unit value at end of period..........  $  11.199  $   10.605  $  10.975  $ 10.382  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         -          -
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.647  $   11.861  $  10.002  $ 10.291  $       -
Accumulation unit value at end of period..........  $  13.056  $   12.647  $  11.861  $ 10.002  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          11          8         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.466  $   11.750  $   9.958  $ 10.280  $       -
Accumulation unit value at end of period..........  $  12.805  $   12.466  $  11.750  $  9.958  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.413  $   11.717  $   9.944  $ 10.277  $       -
Accumulation unit value at end of period..........  $  12.731  $   12.413  $  11.717  $  9.944  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          2         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-2

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.341  $   11.673  $   9.927  $ 10.272  $       -
Accumulation unit value at end of period..........  $  12.632  $   12.341  $  11.673  $  9.927  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           3          2         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.270  $   11.629  $   9.909  $ 10.291  $       -
Accumulation unit value at end of period..........  $  12.535  $   12.270  $  11.629  $  9.909  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           5          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.200  $   11.586  $   9.891  $ 10.263  $       -
Accumulation unit value at end of period..........  $  12.438  $   12.200  $  11.586  $  9.891  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           4          1         0          -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  11.660  $   10.579  $   8.712  $ 10.619  $       -
Accumulation unit value at end of period..........  $  11.005  $   11.660  $  10.579  $  8.712  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.493  $   10.480  $   8.673  $ 10.607  $       -
Accumulation unit value at end of period..........  $  10.794  $   11.493  $  10.480  $  8.673  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.443  $   10.450  $   8.662  $ 10.604  $       -
Accumulation unit value at end of period..........  $  10.731  $   11.443  $  10.450  $  8.662  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-3

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.377  $   10.411  $   8.646  $ 10.599  $       -
Accumulation unit value at end of period..........  $  10.648  $   11.377  $  10.411  $  8.646  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.312  $   10.372  $   8.631  $  9.977  $       -
Accumulation unit value at end of period..........  $  10.565  $   11.312  $  10.372  $  8.631  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  11.247  $   10.333  $   8.616  $ 10.590  $       -
Accumulation unit value at end of period..........  $  10.483  $   11.247  $  10.333  $  8.616  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  26.763  $   22.434  $  20.168  $ 19.523  $  17.276
Accumulation unit value at end of period..........  $  29.991  $   26.763  $  22.434  $ 20.168  $  19.523
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  26.355  $   22.202  $  20.060  $ 19.515  $  17.356
Accumulation unit value at end of period..........  $  29.386  $   26.355  $  22.202  $ 20.060  $  19.515
Number of accumulation units outstanding at end of
   period (in thousands)..........................         64         156        928       916        787
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  20.988  $   17.708  $  16.023  $ 15.611  $  13.905
Accumulation unit value at end of period..........  $  23.367  $   20.988  $  17.708  $ 16.023  $  15.611
Number of accumulation units outstanding at end of
   period (in thousands)..........................         28          28         26         6          5

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.432   $ 19.351  $ 19.078   $ 15.992  $  15.649
Accumulation unit value at end of period..........  $ 17.276   $ 15.432  $ 19.351   $ 19.078  $  15.992
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10          8        10         12          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 15.581   $ 19.636  $ 19.456   $ 16.391  $  16.119
Accumulation unit value at end of period..........  $ 17.356   $ 15.581  $ 19.636   $ 19.456  $  16.391
Number of accumulation units outstanding at end of
   period (in thousands)..........................        36         63        16         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 12.502   $ 15.779  $ 15.658   $ 13.211  $  13.011
Accumulation unit value at end of period..........  $ 13.905   $ 12.502  $ 15.779   $ 15.658  $  13.211
Number of accumulation units outstanding at end of
   period (in thousands)..........................        74         64        73         74         15


                                   APP I-4

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  23.186  $   19.601  $  17.772  $ 17.350  $  15.484
Accumulation unit value at end of period..........  $  25.763  $   23.186  $  19.601  $ 17.772  $  17.350
Number of accumulation units outstanding at end of
   period (in thousands)..........................         28          30         60        55         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.356  $   10.467  $   9.509  $  9.371  $       -
Accumulation unit value at end of period..........  $  13.702  $   12.356  $  10.467  $  9.509  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         43          47         27        21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  19.545  $   16.589  $  15.101  $ 14.802  $  13.263
Accumulation unit value at end of period..........  $  21.630  $   19.545  $  16.589  $ 15.101  $  14.802
Number of accumulation units outstanding at end of
   period (in thousands)..........................         33          32         43        44         31
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  19.092  $   14.519  $  12.658  $ 12.590  $       -
Accumulation unit value at end of period..........  $  20.525  $   19.092  $  14.519  $ 12.658  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           1          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  18.728  $   14.314  $  12.541  $ 12.537  $       -
Accumulation unit value at end of period..........  $  20.033  $   18.728  $  14.314  $ 12.541  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  18.621  $   14.253  $  12.507  $ 12.521  $       -
Accumulation unit value at end of period..........  $  19.888  $   18.621  $  14.253  $ 12.507  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 13.950   $ 17.642  $ 17.541   $ 14.830  $  14.635
Accumulation unit value at end of period..........  $ 15.484   $ 13.950  $ 17.642   $ 17.541  $  14.830
Number of accumulation units outstanding at end of
   period (in thousands)..........................        59         51        96        100        148
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.996   $ 15.233  $ 15.206   $ 12.907  $  12.789
Accumulation unit value at end of period..........  $ 13.263   $ 11.996  $ 15.233   $ 15.206  $  12.907
Number of accumulation units outstanding at end of
   period (in thousands)..........................        29         23        20         17         13
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-5

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  18.478  $   14.172  $  12.461  $ 12.500  $       -
Accumulation unit value at end of period..........  $  19.697  $   18.478  $  14.172  $ 12.461  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  18.337  $   14.092  $  12.415  $ 12.892  $       -
Accumulation unit value at end of period..........  $  19.507  $   18.337  $  14.092  $ 12.415  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           5          4         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  18.196  $   14.012  $  12.369  $ 12.458  $       -
Accumulation unit value at end of period..........  $  19.319  $   18.196  $  14.012  $ 12.369  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           6          4         3          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  15.677  $   12.395  $  11.939  $ 11.787  $       -
Accumulation unit value at end of period..........  $  14.423  $   15.677  $  12.395  $ 11.939  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  15.378  $   12.220  $  11.829  $ 11.737  $       -
Accumulation unit value at end of period..........  $  14.078  $   15.378  $  12.220  $ 11.829  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  15.290  $   12.168  $  11.797  $ 11.722  $       -
Accumulation unit value at end of period..........  $  13.976  $   15.290  $  12.168  $ 11.797  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-6

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  15.173  $   12.099  $  11.753  $ 11.702  $       -
Accumulation unit value at end of period..........  $  13.841  $   15.173  $  12.099  $ 11.753  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  15.056  $   12.030  $  11.710  $ 12.511  $       -
Accumulation unit value at end of period..........  $  13.708  $   15.056  $  12.030  $ 11.710  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           5          2         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.941  $   11.962  $  11.667  $ 11.663  $       -
Accumulation unit value at end of period..........  $  13.575  $   14.941  $  11.962  $ 11.667  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  18.295  $   13.669  $  12.002  $ 11.470  $       -
Accumulation unit value at end of period..........  $  19.993  $   18.295  $  13.669  $ 12.002  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         16          30         19        31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  17.947  $   13.475  $  11.891  $ 11.422  $       -
Accumulation unit value at end of period..........  $  19.515  $   17.947  $  13.475  $ 11.891  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  17.844  $   13.418  $  11.858  $ 11.407  $       -
Accumulation unit value at end of period..........  $  19.374  $   17.844  $  13.418  $ 11.858  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         15           0          0         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-7

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  17.707  $   13.342  $  11.815  $ 11.388  $       -
Accumulation unit value at end of period..........  $  19.187  $   17.707  $  13.342  $ 11.815  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  17.571  $   13.266  $  11.771  $ 12.067  $       -
Accumulation unit value at end of period..........  $  19.002  $   17.571  $  13.266  $ 11.771  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         26          33         14         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.437  $   13.191  $  11.728  $ 11.350  $       -
Accumulation unit value at end of period..........  $  18.819  $   17.437  $  13.191  $ 11.728  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           3          5         4          -
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.047  $   10.914  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.130  $   13.047  $  10.914  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.919  $   10.861  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.937  $   12.919  $  10.861  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.881  $   10.846  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.880  $   12.881  $  10.846  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-8

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.830  $   10.825  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.803  $   12.830  $  10.825  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.780  $   10.804  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.728  $   12.780  $  10.804  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.730  $   10.783  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.652  $   12.730  $  10.783  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
CALAMOS INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  11.110  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.400  $   11.110  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.057  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.299  $   11.057  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.041  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.269  $   11.041  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
CALAMOS INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                   APP I-9

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.020  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.229  $   11.020  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.999  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.189  $   10.999  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.978  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.149  $   10.978  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.599  $   11.292  $   9.779  $ 10.349  $       -
Accumulation unit value at end of period..........  $  16.166  $   14.599  $  11.292  $  9.779  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.390  $   11.186  $   9.735  $ 10.338  $       -
Accumulation unit value at end of period..........  $  15.855  $   14.390  $  11.186  $  9.735  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           3          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.327  $   11.154  $   9.722  $ 10.334  $       -
Accumulation unit value at end of period..........  $  15.762  $   14.327  $  11.154  $  9.722  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-10

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.245  $   11.112  $   9.705  $ 10.330  $       -
Accumulation unit value at end of period..........  $  15.640  $   14.245  $  11.112  $  9.705  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.163  $   11.071  $   9.688  $  9.805  $       -
Accumulation unit value at end of period..........  $  15.519  $   14.163  $  11.071  $  9.688  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.081  $   11.029  $   9.671  $ 10.321  $       -
Accumulation unit value at end of period..........  $  15.399  $   14.081  $  11.029  $  9.671  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          1         0          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  19.195  $   13.233  $  13.117  $      -  $       -
Accumulation unit value at end of period..........  $  19.826  $   19.195  $  13.233  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          40          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  18.597  $   12.885  $  12.814  $      -  $       -
Accumulation unit value at end of period..........  $  19.113  $   18.597  $  12.885  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  21.680  $   15.044  $  14.976  $      -  $       -
Accumulation unit value at end of period..........  $  22.248  $   21.680  $  15.044  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          0         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-11

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  21.356  $   14.848  $  14.801  $      -  $       -
Accumulation unit value at end of period..........  $  21.871  $   21.356  $  14.848  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  17.960  $   12.512  $  12.489  $      -  $       -
Accumulation unit value at end of period..........  $  18.357  $   17.960  $  12.512  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  20.721  $   14.465  $  14.457  $      -  $       -
Accumulation unit value at end of period..........  $  21.136  $   20.721  $  14.465  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           2          2         -          -
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.506  $   10.653  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  11.044  $   10.506  $  10.653  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.404  $   10.601  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.881  $   10.404  $  10.601  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.373  $   10.586  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.833  $   10.373  $  10.586  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-12

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.332  $   10.565  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.769  $   10.332  $  10.565  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.292  $   10.545  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.705  $   10.292  $  10.545  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           3          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.251  $   10.525  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.642  $   10.251  $  10.525  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           6          0         -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  11.142  $   11.607  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.914  $   11.142  $  11.607  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.033  $   11.551  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.724  $   11.033  $  11.551  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.000  $   11.534  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.668  $   11.000  $  11.534  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-13

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.957  $   11.512  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.593  $   10.957  $  11.512  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.914  $   11.490  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.518  $   10.914  $  11.490  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.871  $   11.468  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.444  $   10.871  $  11.468  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  48.941  $   36.839  $  33.090  $ 36.315  $       -
Accumulation unit value at end of period..........  $  55.777  $   48.941  $  36.839  $ 33.090  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  15.909  $   12.035  $  10.864  $ 11.963  $       -
Accumulation unit value at end of period..........  $  18.040  $   15.909  $  12.035  $ 10.864  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  15.708  $   11.901  $  10.759  $ 11.860  $       -
Accumulation unit value at end of period..........  $  17.786  $   15.708  $  11.901  $ 10.759  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-14

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  15.445  $   11.725  $  10.621  $ 11.723  $       -
Accumulation unit value at end of period..........  $  17.453  $   15.445  $  11.725  $ 10.621  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           3          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  15.724  $   11.960  $  10.856  $ 11.548  $       -
Accumulation unit value at end of period..........  $  17.733  $   15.724  $  11.960  $ 10.856  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.931  $   11.380  $  10.350  $ 11.455  $       -
Accumulation unit value at end of period..........  $  16.805  $   14.931  $  11.380  $ 10.350  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           0          1         0          -
DREYFUS INTERMEDIATE TERM INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.445  $   13.623  $  12.708  $ 11.842  $  10.860
Accumulation unit value at end of period..........  $  14.087  $   13.445  $  13.623  $ 12.708  $  11.842
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.071  $   13.311  $  12.479  $ 11.687  $  10.772
Accumulation unit value at end of period..........  $  13.627  $   13.071  $  13.311  $ 12.479  $  11.687
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          91        124        55         39
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.961  $   13.219  $  12.411  $ 11.641  $  10.745
Accumulation unit value at end of period..........  $  13.492  $   12.961  $  13.219  $ 12.411  $  11.641
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           2          5         4          3

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
DREYFUS INTERMEDIATE TERM INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  9.271   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.860   $  9.271  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         8          7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  9.241   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.772   $  9.241  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        23         22         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  9.233   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.745   $  9.233  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          2         -          -          -


                                  APP I-15

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.816  $   13.097  $  12.322  $ 11.580  $  10.710
Accumulation unit value at end of period..........  $  13.314  $   12.816  $  13.097  $ 12.322  $  11.580
Number of accumulation units outstanding at end of
   period (in thousands)..........................         13          10         95        87         83
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.626  $   10.881  $  10.257  $ 10.059  $       -
Accumulation unit value at end of period..........  $  11.017  $   10.626  $  10.881  $ 10.257  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           3          3         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.531  $   12.856  $  12.144  $ 11.459  $  10.640
Accumulation unit value at end of period..........  $  12.966  $   12.531  $  12.856  $ 12.144  $  11.459
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8          10          9         8          8
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  15.058  $   11.095  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.797  $   15.058  $  11.095  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.911  $   11.041  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.564  $   14.911  $  11.041  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           6          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.867  $   11.025  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.495  $   14.867  $  11.025  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  9.221   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.710   $  9.221  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        79         80         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  9.197   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.640   $  9.197  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          7         -          -          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-16

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.809  $   11.004  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.403  $   14.809  $  11.004  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.751  $   10.983  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.312  $   14.751  $  10.983  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.693  $   10.962  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.222  $   14.693  $  10.962  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           4          1         -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.377  $   10.935  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.384  $   14.377  $  10.935  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.237  $   10.882  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.157  $   14.237  $  10.882  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.195  $   10.866  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.090  $   14.195  $  10.866  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-17

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.139  $   10.845  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.001  $   14.139  $  10.845  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.084  $   10.824  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  14.912  $   14.084  $  10.824  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.029  $   10.803  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  14.824  $   14.029  $  10.803  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FRANKLIN BALANCE SHEET INVESTMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  26.925  $   19.709  $  17.043  $ 18.200  $  14.937
Accumulation unit value at end of period..........  $  27.121  $   26.925  $  19.709  $ 17.043  $  18.200
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  25.373  $   18.666  $  16.221  $ 17.410  $  14.360
Accumulation unit value at end of period..........  $  25.430  $   25.373  $  18.666  $ 16.221  $  17.410
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          91         92       100         97
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  24.925  $   18.364  $  15.983  $ 17.180  $  14.191
Accumulation unit value at end of period..........  $  24.944  $   24.925  $  18.364  $ 15.983  $  17.180
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FRANKLIN BALANCE SHEET INVESTMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 12.184   $ 19.041  $ 19.702   $ 16.933  $  15.268
Accumulation unit value at end of period..........  $ 14.937   $ 12.184  $ 19.041   $ 19.702  $  16.933
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 11.772   $ 18.490  $ 19.228   $ 16.609  $  15.051
Accumulation unit value at end of period..........  $ 14.360   $ 11.772  $ 18.490   $ 19.228  $  16.609
Number of accumulation units outstanding at end of
   period (in thousands)..........................        91         81        73         62          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-18

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  24.497  $   18.084  $  15.771  $ 16.986  $  14.059
Accumulation unit value at end of period..........  $  24.466  $   24.497  $  18.084  $ 15.771  $  16.986
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          2         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  23.211  $   17.203  $  15.063  $ 16.289  $  13.536
Accumulation unit value at end of period..........  $  23.089  $   23.211  $  17.203  $ 15.063  $  16.289
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           1          1         1          1
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  21.870  $   17.121  $  14.920  $ 15.191  $  13.636
Accumulation unit value at end of period..........  $  23.466  $   21.870  $  17.121  $ 14.920  $  15.191
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  20.609  $   16.214  $  14.201  $ 14.532  $  13.109
Accumulation unit value at end of period..........  $  22.003  $   20.609  $  16.214  $ 14.201  $  14.532
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4          62         77        73         59
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  20.245  $   15.952  $  13.992  $ 14.340  $  12.955
Accumulation unit value at end of period..........  $  21.582  $   20.245  $  15.952  $ 13.992  $  14.340
Number of accumulation units outstanding at end of
   period (in thousands)..........................         34          34         36        37         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  19.784  $   15.620  $  13.728  $ 14.097  $  12.761
Accumulation unit value at end of period..........  $  21.048  $   19.784  $  15.620  $ 13.728  $  14.097
Number of accumulation units outstanding at end of
   period (in thousands)..........................         48          49        109       108        102

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 11.566   $ 16.404  $ 16.067   $ 13.735  $  12.595
Accumulation unit value at end of period..........  $ 14.059   $ 11.566  $ 16.404   $ 16.067  $  13.735
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          6        75         68         58
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.180   $ 17.693  $ 18.538   $ 16.133  $  14.729
Accumulation unit value at end of period..........  $ 13.536   $ 11.180  $ 17.693   $ 18.538  $  16.133
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          1         2          1          1
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 10.666   $ 17.232  $ 16.735   $ 14.185  $  12.897
Accumulation unit value at end of period..........  $ 13.636   $ 10.666  $ 17.232   $ 16.735  $  14.185
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5          4         3          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 10.305   $ 16.733  $ 16.332   $ 13.912  $  12.713
Accumulation unit value at end of period..........  $ 13.109   $ 10.305  $ 16.733   $ 16.332  $  13.912
Number of accumulation units outstanding at end of
   period (in thousands)..........................        61         63        52         36          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 10.200   $ 16.586  $ 16.213   $ 13.832  $  12.658
Accumulation unit value at end of period..........  $ 12.955   $ 10.200  $ 16.586   $ 16.213  $  13.832
Number of accumulation units outstanding at end of
   period (in thousands)..........................        49         41        43         39         71
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 10.067   $ 16.404  $ 16.067   $ 13.735  $  12.595
Accumulation unit value at end of period..........  $ 12.761   $ 10.067  $ 16.404   $ 16.067  $  13.735
Number of accumulation units outstanding at end of
   period (in thousands)..........................       104         80        75         68         58


                                  APP I-19

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.147  $    8.818  $   7.766  $  8.123  $       -
Accumulation unit value at end of period..........  $  11.835  $   11.147  $   8.818  $  7.766  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         27          28         19         9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  18.853  $   14.944  $  13.187  $ 13.596  $  12.357
Accumulation unit value at end of period..........  $  19.977  $   18.853  $  14.944  $ 13.187  $  13.596
Number of accumulation units outstanding at end of
   period (in thousands)..........................         35          38         45        45         43
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  16.391  $   11.828  $  10.677  $ 11.226  $   8.741
Accumulation unit value at end of period..........  $  17.626  $   16.391  $  11.828  $ 10.677  $  11.226
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          7         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.115  $    9.511  $   8.629  $  9.118  $   7.135
Accumulation unit value at end of period..........  $  14.032  $   13.115  $   9.511  $  8.629  $   9.118
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4          43        424       454        434
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  22.269  $   16.174  $  14.695  $ 15.552  $  12.188
Accumulation unit value at end of period..........  $  23.791  $   22.269  $  16.174  $ 14.695  $  15.552
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           7          6         7          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  21.350  $   15.537  $  14.145  $ 15.000  $  11.779
Accumulation unit value at end of period..........  $  22.764  $   21.350  $  15.537  $ 14.145  $  15.000
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           8         64        65         60

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  9.787   $ 16.012  $ 15.745   $ 13.514  $  12.442
Accumulation unit value at end of period..........  $ 12.357   $  9.787  $ 16.012   $ 15.745  $  13.514
Number of accumulation units outstanding at end of
   period (in thousands)..........................        37         32        29         11          6
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  6.105   $ 10.620  $  9.510   $  8.845  $   8.001
Accumulation unit value at end of period..........  $  8.741   $  6.105  $ 10.620   $  9.510  $   8.845
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          5         1          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  5.008   $  8.756  $  7.880   $  7.366  $   6.697
Accumulation unit value at end of period..........  $  7.135   $  5.008  $  8.756   $  7.880  $   7.366
Number of accumulation units outstanding at end of
   period (in thousands)..........................        42         82        27         23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  8.568   $ 15.002  $ 13.522   $ 12.658  $  11.525
Accumulation unit value at end of period..........  $ 12.188   $  8.568  $ 15.002   $ 13.522  $  12.658
Number of accumulation units outstanding at end of
   period (in thousands)..........................        22         14        11         14         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  8.297   $ 14.557  $ 13.147   $ 12.331  $  11.250
Accumulation unit value at end of period..........  $ 11.779   $  8.297  $ 14.557   $ 13.147  $  12.331
Number of accumulation units outstanding at end of
   period (in thousands)..........................        62         46        69         62         72


                                  APP I-20

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.476  $    9.827  $   8.964  $  9.709  $       -
Accumulation unit value at end of period..........  $  14.340  $   13.476  $   9.827  $  8.964  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  20.737  $   15.152  $  13.849  $ 14.745  $  11.625
Accumulation unit value at end of period..........  $  22.022  $   20.737  $  15.152  $ 13.849  $  14.745
Number of accumulation units outstanding at end of
   period (in thousands)..........................         14          14         14        14         12
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.510  $    9.740  $   9.521  $ 10.171  $       -
Accumulation unit value at end of period..........  $  10.784  $   10.510  $   9.740  $  9.521  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.359  $    9.649  $   9.478  $ 10.160  $       -
Accumulation unit value at end of period..........  $  10.577  $   10.359  $   9.649  $  9.478  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.315  $    9.621  $   9.466  $ 10.157  $       -
Accumulation unit value at end of period..........  $  10.515  $   10.315  $   9.621  $  9.466  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.255  $    9.585  $   9.449  $ 10.152  $       -
Accumulation unit value at end of period..........  $  10.434  $   10.255  $   9.585  $  9.449  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  8.222   $ 14.482  $ 13.132   $ 12.367  $  11.328
Accumulation unit value at end of period..........  $ 11.625   $  8.222  $ 14.482   $ 13.132  $  12.367
Number of accumulation units outstanding at end of
   period (in thousands)..........................        12         16        18         13          9
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-21

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.196  $    9.549  $   9.432  $  9.834  $       -
Accumulation unit value at end of period..........  $  10.353  $   10.196  $   9.549  $  9.432  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.137  $    9.513  $   9.415  $ 10.143  $       -
Accumulation unit value at end of period..........  $  10.273  $   10.137  $   9.513  $  9.415  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  68.057  $   51.389  $  43.539  $ 50.582  $       -
Accumulation unit value at end of period..........  $  77.074  $   68.057  $  51.389  $ 43.539  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  27.239  $   20.671  $  17.601  $ 20.516  $       -
Accumulation unit value at end of period..........  $  30.694  $   27.239  $  20.671  $ 17.601  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           6         14        23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  23.511  $   17.868  $  15.237  $ 17.779  $       -
Accumulation unit value at end of period..........  $  26.453  $   23.511  $  17.868  $ 15.237  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         22          21         20        18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  26.142  $   19.908  $  17.010  $ 19.875  $       -
Accumulation unit value at end of period..........  $  29.354  $   26.142  $  19.908  $ 17.010  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         26          40         37        36          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-22

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.073  $    9.976  $   8.541  $  9.286  $       -
Accumulation unit value at end of period..........  $  14.651  $   13.073  $   9.976  $  8.541  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           2          2        32          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  24.942  $   19.070  $  16.360  $ 19.166  $       -
Accumulation unit value at end of period..........  $  27.895  $   24.942  $  19.070  $ 16.360  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         24          27         29        33          -
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  11.494  $   11.195  $   9.623  $ 10.625  $       -
Accumulation unit value at end of period..........  $  11.461  $   11.494  $  11.195  $  9.623  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.329  $   11.090  $   9.580  $ 10.613  $       -
Accumulation unit value at end of period..........  $  11.241  $   11.329  $  11.090  $  9.580  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.280  $   11.059  $   9.567  $ 10.610  $       -
Accumulation unit value at end of period..........  $  11.175  $   11.280  $  11.059  $  9.567  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.215  $   11.017  $   9.550  $ 10.605  $       -
Accumulation unit value at end of period..........  $  11.089  $   11.215  $  11.017  $  9.550  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-23

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.151  $   10.976  $   9.533  $ 10.413  $       -
Accumulation unit value at end of period..........  $  11.003  $   11.151  $  10.976  $  9.533  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  11.087  $   10.934  $   9.516  $ 10.596  $       -
Accumulation unit value at end of period..........  $  10.918  $   11.087  $  10.934  $  9.516  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.104  $   10.095  $  10.292  $      -  $       -
Accumulation unit value at end of period..........  $  15.278  $   14.104  $  10.095  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.914  $   10.008  $  10.239  $      -  $       -
Accumulation unit value at end of period..........  $  14.996  $   13.914  $  10.008  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          29          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.858  $    9.983  $  10.223  $      -  $       -
Accumulation unit value at end of period..........  $  14.913  $   13.858  $   9.983  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          9           9          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.783  $    9.949  $  10.201  $      -  $       -
Accumulation unit value at end of period..........  $  14.803  $   13.783  $   9.949  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           6          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-24

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.708  $    9.915  $  10.180  $      -  $       -
Accumulation unit value at end of period..........  $  14.693  $   13.708  $   9.915  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.634  $    9.881  $  10.159  $      -  $       -
Accumulation unit value at end of period..........  $  14.585  $   13.634  $   9.881  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           6          5         -          -
INVESCO DIVERSIFIED DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.454  $   11.209  $  10.496  $      -  $       -
Accumulation unit value at end of period..........  $  16.202  $   14.454  $  11.209  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.259  $   11.113  $  10.441  $      -  $       -
Accumulation unit value at end of period..........  $  15.904  $   14.259  $  11.113  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          21         21         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.201  $   11.085  $  10.425  $      -  $       -
Accumulation unit value at end of period..........  $  15.816  $   14.201  $  11.085  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           5          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.125  $   11.047  $  10.403  $      -  $       -
Accumulation unit value at end of period..........  $  15.699  $   14.125  $  11.047  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3         23         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
INVESCO DIVERSIFIED DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-25

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.972  $   10.971  $  10.360  $      -  $       -
Accumulation unit value at end of period..........  $  15.467  $   13.972  $  10.971  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          1         -          -
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  22.905  $   18.330  $  16.238  $ 16.441  $  14.628
Accumulation unit value at end of period..........  $  24.983  $   22.905  $  18.330  $ 16.238  $  16.441
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10          17         11        11          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  21.585  $   17.360  $  15.456  $ 15.727  $  14.063
Accumulation unit value at end of period..........  $  23.426  $   21.585  $  17.360  $ 15.456  $  15.727
Number of accumulation units outstanding at end of
   period (in thousands)..........................         55         251        318       323        289
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  21.204  $   17.079  $  15.229  $ 15.519  $  13.898
Accumulation unit value at end of period..........  $  22.978  $   21.204  $  17.079  $ 15.229  $  15.519
Number of accumulation units outstanding at end of
   period (in thousands)..........................         56          59         59        63         61
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  20.896  $   16.865  $  15.068  $ 15.386  $  13.806
Accumulation unit value at end of period..........  $  22.599  $   20.896  $  16.865  $ 15.068  $  15.386
Number of accumulation units outstanding at end of
   period (in thousands)..........................         58          77        204       223        239
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.111  $   10.603  $   9.492  $  9.829  $       -
Accumulation unit value at end of period..........  $  14.151  $   13.111  $  10.603  $  9.492  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         23          35         26        28          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.844   $ 15.746  $ 15.249   $ 13.551  $  12.569
Accumulation unit value at end of period..........  $ 14.628   $ 11.844  $ 15.746   $ 15.249  $  13.551
Number of accumulation units outstanding at end of
   period (in thousands)..........................       259         21        31         32         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 11.443   $ 15.290  $ 14.882   $ 13.291  $  12.389
Accumulation unit value at end of period..........  $ 14.063   $ 11.443  $ 15.290   $ 14.882  $  13.291
Number of accumulation units outstanding at end of
   period (in thousands)..........................       205        216       171        159          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.326   $ 15.156  $ 14.773   $ 13.214  $  12.336
Accumulation unit value at end of period..........  $ 13.898   $ 11.326  $ 15.156   $ 14.773  $  13.214
Number of accumulation units outstanding at end of
   period (in thousands)..........................       106        101       103        129        173
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 11.274   $ 15.116  $ 14.764   $ 13.232  $  12.377
Accumulation unit value at end of period..........  $ 13.806   $ 11.274  $ 15.116   $ 14.764  $  13.232
Number of accumulation units outstanding at end of
   period (in thousands)..........................       240        226       236        193        220
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-26

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  19.746  $   16.000  $  14.352  $ 14.714  $  13.256
Accumulation unit value at end of period..........  $  21.270  $   19.746  $  16.000  $ 14.352  $  14.714
Number of accumulation units outstanding at end of
   period (in thousands)..........................         86          93        109        99        106
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  19.817  $   14.164  $  11.969  $ 12.119  $   9.598
Accumulation unit value at end of period..........  $  21.338  $   19.817  $  14.164  $ 11.969  $  12.119
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  19.063  $   13.693  $  11.629  $ 11.834  $   9.419
Accumulation unit value at end of period..........  $  20.423  $   19.063  $  13.693  $ 11.629  $  11.834
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          35         24        23         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  18.843  $   13.555  $  11.529  $ 11.750  $   9.366
Accumulation unit value at end of period..........  $  20.157  $   18.843  $  13.555  $ 11.529  $  11.750
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           6          6         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  18.552  $   13.373  $  11.397  $ 11.639  $   9.296
Accumulation unit value at end of period..........  $  19.807  $   18.552  $  13.373  $ 11.397  $  11.639
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           4         37        25         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.986  $   13.016  $  11.138  $ 11.419  $   9.157
Accumulation unit value at end of period..........  $  19.125  $   17.986  $  13.016  $ 11.138  $  11.419
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3          3         2          1

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.868   $ 14.631  $ 14.347   $ 12.910  $  12.125
Accumulation unit value at end of period..........  $ 13.256   $ 10.868  $ 14.631   $ 14.347  $  12.910
Number of accumulation units outstanding at end of
   period (in thousands)..........................       104         79        65         48         28
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.138   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $  9.598   $  7.138  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  7.041   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $  9.419   $  7.041  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        20         21         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  7.012   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $  9.366   $  7.012  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         7          7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  6.973   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $  9.296   $  6.973  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        23         16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.896   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $  9.157   $  6.896  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          1         -          -          -


                                  APP I-27

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
INVESCO TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   6.910  $    5.538  $   5.003  $  5.171  $   4.278
Accumulation unit value at end of period..........  $   7.655  $    6.910  $   5.538  $  5.003  $   5.171
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.408  $    9.189  $   8.343  $  8.665  $   7.205
Accumulation unit value at end of period..........  $  12.575  $   11.408  $   9.189  $  8.343  $   8.665
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3          13         13        17         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.102  $   10.570  $   9.611  $  9.997  $   8.324
Accumulation unit value at end of period..........  $  14.422  $   13.102  $  10.570  $  9.611  $   9.997
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           3          2         2          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.909  $    8.818  $   8.034  $  8.374  $   6.987
Accumulation unit value at end of period..........  $  11.984  $   10.909  $   8.818  $  8.034  $   8.374
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3         17        24         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.413  $   10.054  $   9.179  $  9.896  $       -
Accumulation unit value at end of period..........  $  13.609  $   12.413  $  10.054  $  9.179  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.201  $    9.902  $   9.058  $  9.479  $   7.940
Accumulation unit value at end of period..........  $  13.349  $   12.201  $   9.902  $  9.058  $   9.479
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           4          3         2          1

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  2.705   $  4.879  $  4.544   $  4.131  $   4.057
Accumulation unit value at end of period..........  $  4.278   $  2.705  $  4.879   $  4.544  $   4.131
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  4.579   $  8.300  $  7.769   $  7.098  $   7.007
Accumulation unit value at end of period..........  $  7.205   $  4.579  $  8.300   $  7.769  $   7.098
Number of accumulation units outstanding at end of
   period (in thousands)..........................        19         10         7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  5.298   $  9.619  $  9.017   $  8.251  $   8.157
Accumulation unit value at end of period..........  $  8.324   $  5.298  $  9.619   $  9.017  $   8.251
Number of accumulation units outstanding at end of
   period (in thousands)..........................         4          3         3          2          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  4.456   $  8.106  $  7.614   $  6.981  $   6.915
Accumulation unit value at end of period..........  $  6.987   $  4.456  $  8.106   $  7.614  $   6.981
Number of accumulation units outstanding at end of
   period (in thousands)..........................        23         17        18         17         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  5.084   $  9.286  $  8.757   $  8.061  $   8.017
Accumulation unit value at end of period..........  $  7.940   $  5.084  $  9.286   $  8.757  $   8.061
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          2         1          1          -


                                  APP I-28

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  26.718  $   20.283  $  16.404  $ 17.700  $  16.759
Accumulation unit value at end of period..........  $  29.007  $   26.718  $  20.283  $ 16.404  $  17.700
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  23.069  $   17.600  $  14.306  $ 15.513  $  14.762
Accumulation unit value at end of period..........  $  24.921  $   23.069  $  17.600  $ 14.306  $  15.513
Number of accumulation units outstanding at end of
   period (in thousands)..........................         48         168        242       235        192
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  24.734  $   18.899  $  15.384  $ 16.708  $  15.923
Accumulation unit value at end of period..........  $  26.679  $   24.734  $  18.899  $ 15.384  $  16.708
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5          10         11         8          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  22.062  $   16.891  $  13.777  $ 14.993  $  14.317
Accumulation unit value at end of period..........  $  23.749  $   22.062  $  16.891  $ 13.777  $  14.993
Number of accumulation units outstanding at end of
   period (in thousands)..........................         12          31         58        60         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.751  $   11.317  $   9.249  $ 10.250  $       -
Accumulation unit value at end of period..........  $  15.848  $   14.751  $  11.317  $  9.249  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         25          24         20        19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  23.033  $   17.705  $  14.499  $ 15.842  $  15.188
Accumulation unit value at end of period..........  $  24.696  $   23.033  $  17.705  $ 14.499  $  15.842
Number of accumulation units outstanding at end of
   period (in thousands)..........................         28          26         35        29         30

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.676   $ 20.857  $ 15.385   $ 13.963  $  12.185
Accumulation unit value at end of period..........  $ 16.759   $ 11.676  $ 20.857   $ 15.385  $  13.963
Number of accumulation units outstanding at end of
   period (in thousands)..........................        21         33         2          5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 10.336   $ 18.557  $ 13.757   $ 12.548  $  11.005
Accumulation unit value at end of period..........  $ 14.762   $ 10.336  $ 18.557   $ 13.757  $  12.548
Number of accumulation units outstanding at end of
   period (in thousands)..........................       180        153       113        109          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.165   $ 20.076  $ 14.905   $ 13.616  $  11.959
Accumulation unit value at end of period..........  $ 15.923   $ 11.165  $ 20.076   $ 14.905  $  13.616
Number of accumulation units outstanding at end of
   period (in thousands)..........................        15         13         8          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  5.690   $  8.394  $  7.939   $  7.233  $   6.802
Accumulation unit value at end of period..........  $ 14.317   $  5.690  $  8.394   $  7.939  $   7.233
Number of accumulation units outstanding at end of
   period (in thousands)..........................        58         74       109        102          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.714   $ 19.381  $ 14.476   $ 13.303  $  11.754
Accumulation unit value at end of period..........  $ 15.188   $ 10.714  $ 19.381   $ 14.476  $  13.303
Number of accumulation units outstanding at end of
   period (in thousands)..........................        34         11         4          3          0


                                  APP I-29

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JANUS GLOBAL RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  18.556  $   14.590  $  12.204  $ 14.198  $  12.152
Accumulation unit value at end of period..........  $  19.851  $   18.556  $  14.590  $ 12.204  $  14.198
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          7         5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  18.145  $   14.337  $  12.053  $ 14.093  $  12.122
Accumulation unit value at end of period..........  $  19.314  $   18.145  $  14.337  $ 12.053  $  14.093
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           9          8         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  18.023  $   14.262  $  12.008  $ 14.062  $  12.113
Accumulation unit value at end of period..........  $  19.155  $   18.023  $  14.262  $ 12.008  $  14.062
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  17.862  $   14.163  $  11.948  $ 14.020  $  12.101
Accumulation unit value at end of period..........  $  18.946  $   17.862  $  14.163  $ 11.948  $  14.020
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          8        11          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.544  $   13.967  $  11.830  $ 13.936  $  12.078
Accumulation unit value at end of period..........  $  18.535  $   17.544  $  13.967  $ 11.830  $  13.936
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           4          3         2          1
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.719  $   11.372  $  10.145  $ 15.124  $  12.712
Accumulation unit value at end of period..........  $  10.946  $   12.719  $  11.372  $ 10.145  $  15.124
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0        171       137        158

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JANUS GLOBAL RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 10.000   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 12.152   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 10.000   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 12.122   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         8          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 10.000   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 12.113   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 10.000   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 12.101   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         8          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.000   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 12.078   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          -         -          -          -
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.585   $ 30.568  $ 24.233   $ 16.755  $  12.719
Accumulation unit value at end of period..........  $ 12.712   $ 15.585  $ 30.568   $ 24.233  $  16.755
Number of accumulation units outstanding at end of
   period (in thousands)..........................        97         28        22         20          0


                                  APP I-30

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.436  $   11.175  $  10.019  $ 15.012  $  12.681
Accumulation unit value at end of period..........  $  10.650  $   12.436  $  11.175  $ 10.019  $  15.012
Number of accumulation units outstanding at end of
   period (in thousands)..........................         44         162        189       211        191
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.353  $   11.117  $   9.982  $ 14.978  $  12.672
Accumulation unit value at end of period..........  $  10.563  $   12.353  $  11.117  $  9.982  $  14.978
Number of accumulation units outstanding at end of
   period (in thousands)..........................         15          13         32        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.242  $   11.039  $   9.932  $ 14.934  $  12.659
Accumulation unit value at end of period..........  $  10.447  $   12.242  $  11.039  $  9.932  $  14.934
Number of accumulation units outstanding at end of
   period (in thousands)..........................         19          12         80       113        103
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.133  $   10.963  $   9.883  $ 12.895  $       -
Accumulation unit value at end of period..........  $  10.333  $   12.133  $  10.963  $  9.883  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         27          27         17        27          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.024  $   10.886  $   9.834  $ 14.845  $  12.634
Accumulation unit value at end of period..........  $  10.220  $   12.024  $  10.886  $  9.834  $  14.845
Number of accumulation units outstanding at end of
   period (in thousands)..........................         43          51         57        50         56
JOHN HANCOCK SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  20.692  $   14.586  $  12.857  $ 13.919  $  10.460
Accumulation unit value at end of period..........  $  19.897  $   20.692  $  14.586  $ 12.857  $  13.919
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          6         5          0

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 15.058   $ 29.684  $ 23.649   $ 16.434  $  12.538
Accumulation unit value at end of period..........  $ 12.681   $ 15.058  $ 29.684   $ 23.649  $  16.434
Number of accumulation units outstanding at end of
   period (in thousands)..........................       132         55        32         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 14.904   $ 29.423  $ 23.477   $ 16.338  $  12.484
Accumulation unit value at end of period..........  $ 12.672   $ 14.904  $ 29.423   $ 23.477  $  16.338
Number of accumulation units outstanding at end of
   period (in thousands)..........................        17          4         1          0         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 14.797   $ 29.272  $ 23.403   $ 16.319  $  12.494
Accumulation unit value at end of period..........  $ 12.659   $ 14.797  $ 29.272   $ 23.403  $  16.319
Number of accumulation units outstanding at end of
   period (in thousands)..........................       104         37        37         33          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 14.302   $ 28.405  $ 22.801   $ 15.963  $  12.270
Accumulation unit value at end of period..........  $ 12.634   $ 14.302  $ 28.405   $ 22.801  $  15.963
Number of accumulation units outstanding at end of
   period (in thousands)..........................        46         22        14          7          3
JOHN HANCOCK SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.068   $ 12.696  $ 12.517   $ 11.715  $  10.824
Accumulation unit value at end of period..........  $ 10.460   $  7.068  $ 12.696   $ 12.517  $  11.715
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          0         1          4          6


                                  APP I-31

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  19.499  $   13.814  $  12.237  $ 13.314  $  10.056
Accumulation unit value at end of period..........  $  18.657  $   19.499  $  13.814  $ 12.237  $  13.314
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          21         18        17         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  19.155  $   13.590  $  12.057  $ 13.138  $   9.937
Accumulation unit value at end of period..........  $  18.300  $   19.155  $  13.590  $ 12.057  $  13.138
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  17.983  $   12.784  $  11.365  $ 12.409  $   9.404
Accumulation unit value at end of period..........  $  17.146  $   17.983  $  12.784  $ 11.365  $  12.409
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           8         36        35         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.631  $    9.710  $   8.649  $  9.409  $       -
Accumulation unit value at end of period..........  $  12.970  $   13.631  $   9.710  $  8.649  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.837  $   12.731  $  11.363  $ 12.457  $   9.478
Accumulation unit value at end of period..........  $  16.939  $   17.837  $  12.731  $ 11.363  $  12.457
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           9          7         7          6
JPMORGAN LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.799  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.161  $   12.799  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  6.829   $ 12.329  $ 12.215   $ 11.490  $  10.669
Accumulation unit value at end of period..........  $ 10.056   $  6.829  $ 12.329   $ 12.215  $  11.490
Number of accumulation units outstanding at end of
   period (in thousands)..........................        16         40        11         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  6.759   $ 13.120  $ 12.461   $ 11.821  $  11.696
Accumulation unit value at end of period..........  $  9.937   $  6.759  $ 13.120   $ 12.461  $  11.821
Number of accumulation units outstanding at end of
   period (in thousands)..........................         2          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  6.409   $ 11.611  $ 11.545   $ 10.898  $  10.155
Accumulation unit value at end of period..........  $  9.404   $  6.409  $ 11.611   $ 11.545  $  10.898
Number of accumulation units outstanding at end of
   period (in thousands)..........................        54         37        59         67         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.486   $ 11.797  $ 11.777   $ 11.161  $  10.442
Accumulation unit value at end of period..........  $  9.478   $  6.486  $ 11.797   $ 11.777  $  11.161
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6         12        11         11          8
JPMORGAN LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-32

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.738  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.024  $   12.738  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.720  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.983  $   12.720  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.696  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.928  $   12.696  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.672  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.874  $   12.672  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.647  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.820  $   12.647  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.216  $   11.088  $   9.859  $ 10.397  $       -
Accumulation unit value at end of period..........  $  12.894  $   12.216  $  11.088  $  9.859  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         33          29         24         8          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-33

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.040  $   10.984  $   9.815  $ 10.386  $       -
Accumulation unit value at end of period..........  $  12.646  $   12.040  $  10.984  $  9.815  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10           6          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.988  $   10.953  $   9.802  $ 10.383  $       -
Accumulation unit value at end of period..........  $  12.572  $   11.988  $  10.953  $  9.802  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.919  $   10.911  $   9.784  $ 10.378  $       -
Accumulation unit value at end of period..........  $  12.475  $   11.919  $  10.911  $  9.784  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           4          5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.851  $   10.870  $   9.767  $ 10.176  $       -
Accumulation unit value at end of period..........  $  12.378  $   11.851  $  10.870  $  9.767  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         20           2          4        22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  11.782  $   10.829  $   9.750  $ 10.369  $       -
Accumulation unit value at end of period..........  $  12.282  $   11.782  $  10.829  $  9.750  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         49          17          1         0          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.616  $   11.123  $   9.733  $ 10.424  $       -
Accumulation unit value at end of period..........  $  13.460  $   12.616  $  11.123  $  9.733  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         26          36         34        13          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-34

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.435  $   11.018  $   9.689  $ 10.413  $       -
Accumulation unit value at end of period..........  $  13.201  $   12.435  $  11.018  $  9.689  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         57          11          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.381  $   10.987  $   9.677  $ 10.410  $       -
Accumulation unit value at end of period..........  $  13.124  $   12.381  $  10.987  $  9.677  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.310  $   10.946  $   9.659  $ 10.405  $       -
Accumulation unit value at end of period..........  $  13.023  $   12.310  $  10.946  $  9.659  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         47          18         14         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.239  $   10.904  $   9.642  $ 10.126  $       -
Accumulation unit value at end of period..........  $  12.922  $   12.239  $  10.904  $  9.642  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         43           1          1         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.169  $   10.863  $   9.625  $ 10.396  $       -
Accumulation unit value at end of period..........  $  12.822  $   12.169  $  10.863  $  9.625  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        106           8          4         2          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.906  $   11.045  $   9.536  $ 10.457  $       -
Accumulation unit value at end of period..........  $  13.828  $   12.906  $  11.045  $  9.536  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         32          14         13         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-35

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.721  $   10.941  $   9.493  $ 10.446  $       -
Accumulation unit value at end of period..........  $  13.562  $   12.721  $  10.941  $  9.493  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         19           4          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.666  $   10.910  $   9.481  $ 10.443  $       -
Accumulation unit value at end of period..........  $  13.483  $   12.666  $  10.910  $  9.481  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.593  $   10.869  $   9.464  $ 10.438  $       -
Accumulation unit value at end of period..........  $  13.379  $   12.593  $  10.869  $  9.464  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         53          45         26         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.520  $   10.828  $   9.447  $ 10.075  $       -
Accumulation unit value at end of period..........  $  13.275  $   12.520  $  10.828  $  9.447  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         44          10          4        20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.448  $   10.788  $   9.430  $ 10.429  $       -
Accumulation unit value at end of period..........  $  13.173  $   12.448  $  10.788  $  9.430  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        142          60         48         8          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.103  $   10.948  $   9.367  $ 10.481  $       -
Accumulation unit value at end of period..........  $  14.076  $   13.103  $  10.948  $  9.367  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10         101         80        68          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-36

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.915  $   10.845  $   9.326  $ 10.470  $       -
Accumulation unit value at end of period..........  $  13.805  $   12.915  $  10.845  $  9.326  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         38          10          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.859  $   10.815  $   9.313  $ 10.467  $       -
Accumulation unit value at end of period..........  $  13.725  $   12.859  $  10.815  $  9.313  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         23           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.785  $   10.774  $   9.297  $ 10.462  $       -
Accumulation unit value at end of period..........  $  13.618  $   12.785  $  10.774  $  9.297  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         68          13          5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.711  $   10.733  $   9.280  $ 10.033  $       -
Accumulation unit value at end of period..........  $  13.513  $   12.711  $  10.733  $  9.280  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         57           2          1         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.638  $   10.693  $   9.264  $ 10.453  $       -
Accumulation unit value at end of period..........  $  13.408  $   12.638  $  10.693  $  9.264  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        110          38          9         7          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.314  $   10.926  $   9.269  $ 10.502  $       -
Accumulation unit value at end of period..........  $  14.323  $   13.314  $  10.926  $  9.269  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         45          15         10         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-37

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.124  $   10.823  $   9.228  $ 10.490  $       -
Accumulation unit value at end of period..........  $  14.047  $   13.124  $  10.823  $  9.228  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         14          10          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.067  $   10.792  $   9.215  $ 10.487  $       -
Accumulation unit value at end of period..........  $  13.965  $   13.067  $  10.792  $  9.215  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.992  $   10.752  $   9.199  $ 10.483  $       -
Accumulation unit value at end of period..........  $  13.857  $   12.992  $  10.752  $  9.199  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         28          23         16         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.917  $   10.711  $   9.183  $  9.994  $       -
Accumulation unit value at end of period..........  $  13.750  $   12.917  $  10.711  $  9.183  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         22           2          1         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.842  $   10.671  $   9.166  $ 10.474  $       -
Accumulation unit value at end of period..........  $  13.643  $   12.842  $  10.671  $  9.166  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         45           9          8         5          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.408  $   10.921  $   9.260  $ 10.503  $       -
Accumulation unit value at end of period..........  $  14.431  $   13.408  $  10.921  $  9.260  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         26          57         47        34          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-38

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.216  $   10.818  $   9.219  $ 10.492  $       -
Accumulation unit value at end of period..........  $  14.153  $   13.216  $  10.818  $  9.219  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         15          10          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.159  $   10.788  $   9.206  $ 10.488  $       -
Accumulation unit value at end of period..........  $  14.071  $   13.159  $  10.788  $  9.206  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.083  $   10.747  $   9.190  $ 10.484  $       -
Accumulation unit value at end of period..........  $  13.962  $   13.083  $  10.747  $  9.190  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         18          10          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.008  $   10.707  $   9.174  $  9.992  $       -
Accumulation unit value at end of period..........  $  13.854  $   13.008  $  10.707  $  9.174  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         22           2          1         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.933  $   10.666  $   9.157  $ 10.475  $       -
Accumulation unit value at end of period..........  $  13.747  $   12.933  $  10.666  $  9.157  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         37           7          1         1          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.420  $   10.933  $   9.255  $ 10.494  $       -
Accumulation unit value at end of period..........  $  14.434  $   13.420  $  10.933  $  9.255  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         31          13         10         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-39

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.228  $   10.830  $   9.214  $ 10.483  $       -
Accumulation unit value at end of period..........  $  14.156  $   13.228  $  10.830  $  9.214  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10           6          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.171  $   10.800  $   9.202  $ 10.479  $       -
Accumulation unit value at end of period..........  $  14.074  $   13.171  $  10.800  $  9.202  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.095  $   10.759  $   9.186  $ 10.475  $       -
Accumulation unit value at end of period..........  $  13.965  $   13.095  $  10.759  $  9.186  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         23           8          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.019  $   10.719  $   9.169  $  9.987  $       -
Accumulation unit value at end of period..........  $  13.857  $   13.019  $  10.719  $  9.169  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         20           6          5         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.944  $   10.678  $   9.153  $ 10.466  $       -
Accumulation unit value at end of period..........  $  13.749  $   12.944  $  10.678  $  9.153  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         54           5          1         1          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.409  $   10.924  $   9.257  $ 10.496  $       -
Accumulation unit value at end of period..........  $  14.422  $   13.409  $  10.924  $  9.257  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11          86         71        54          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-40

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.217  $   10.821  $   9.216  $ 10.485  $       -
Accumulation unit value at end of period..........  $  14.144  $   13.217  $  10.821  $  9.216  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.160  $   10.790  $   9.204  $ 10.482  $       -
Accumulation unit value at end of period..........  $  14.062  $   13.160  $  10.790  $  9.204  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.084  $   10.750  $   9.187  $ 10.477  $       -
Accumulation unit value at end of period..........  $  13.953  $   13.084  $  10.750  $  9.187  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           4          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.009  $   10.709  $   9.171  $  9.990  $       -
Accumulation unit value at end of period..........  $  13.845  $   13.009  $  10.709  $  9.171  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         16           2          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.934  $   10.669  $   9.155  $ 10.468  $       -
Accumulation unit value at end of period..........  $  13.738  $   12.934  $  10.669  $  9.155  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         30           4          0         -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.063  $   10.642  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  14.060  $   13.063  $  10.642  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           1          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-41

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.951  $   10.603  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.870  $   12.951  $  10.603  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.918  $   10.592  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.813  $   12.918  $  10.592  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.873  $   10.577  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.738  $   12.873  $  10.577  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.829  $   10.562  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.664  $   12.829  $  10.562  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.785  $   10.546  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.590  $   12.785  $  10.546  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           1          -         -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  11.852  $   11.013  $  10.012  $ 10.336  $       -
Accumulation unit value at end of period..........  $  12.438  $   11.852  $  11.013  $ 10.012  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-42

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.682  $   10.909  $   9.968  $ 10.325  $       -
Accumulation unit value at end of period..........  $  12.198  $   11.682  $  10.909  $  9.968  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.631  $   10.879  $   9.955  $ 10.322  $       -
Accumulation unit value at end of period..........  $  12.127  $   11.631  $  10.879  $  9.955  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.564  $   10.838  $   9.937  $ 10.318  $       -
Accumulation unit value at end of period..........  $  12.033  $   11.564  $  10.838  $  9.937  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.498  $   10.797  $   9.919  $ 10.214  $       -
Accumulation unit value at end of period..........  $  11.940  $   11.498  $  10.797  $  9.919  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         22           2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  11.432  $   10.756  $   9.902  $ 10.309  $       -
Accumulation unit value at end of period..........  $  11.848  $   11.432  $  10.756  $  9.902  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         17          17         11        20          -
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.218  $   10.956  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.823  $   12.218  $  10.956  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-43

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.099  $   10.903  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.635  $   12.099  $  10.903  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           4          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.063  $   10.887  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.578  $   12.063  $  10.887  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.016  $   10.866  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.504  $   12.016  $  10.866  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.968  $   10.845  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.430  $   11.968  $  10.845  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         30           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  11.921  $   10.824  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.357  $   11.921  $  10.824  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           4          0         -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.756  $   11.085  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.416  $   12.756  $  11.085  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-44

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.631  $   11.031  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.218  $   12.631  $  11.031  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.594  $   11.015  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.159  $   12.594  $  11.015  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.545  $   10.994  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.081  $   12.545  $  10.994  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.496  $   10.973  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.004  $   12.496  $  10.973  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.446  $   10.952  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  12.927  $   12.446  $  10.952  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           1          0         -          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.240  $   11.204  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.951  $   13.240  $  11.204  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-45

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.111  $   11.150  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.746  $   13.111  $  11.150  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.072  $   11.134  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.685  $   13.072  $  11.134  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.021  $   11.113  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.604  $   13.021  $  11.113  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.970  $   11.091  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.523  $   12.970  $  11.091  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.919  $   11.070  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.443  $   12.919  $  11.070  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           0          0         -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.609  $   11.274  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  14.371  $   13.609  $  11.274  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-46

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.476  $   11.220  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  14.159  $   13.476  $  11.220  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.436  $   11.204  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  14.096  $   13.436  $  11.204  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.383  $   11.182  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  14.013  $   13.383  $  11.182  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.331  $   11.160  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.930  $   13.331  $  11.160  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.278  $   11.139  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.848  $   13.278  $  11.139  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  16.845  $   13.291  $  12.026  $ 11.847  $       -
Accumulation unit value at end of period..........  $  17.056  $   16.845  $  13.291  $ 12.026  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-47

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  16.524  $   13.103  $  11.915  $ 11.797  $       -
Accumulation unit value at end of period..........  $  16.648  $   16.524  $  13.103  $ 11.915  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  16.429  $   13.047  $  11.882  $ 11.782  $       -
Accumulation unit value at end of period..........  $  16.527  $   16.429  $  13.047  $ 11.882  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  16.303  $   12.973  $  11.838  $ 11.762  $       -
Accumulation unit value at end of period..........  $  16.368  $   16.303  $  12.973  $ 11.838  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  16.178  $   12.900  $  11.795  $ 12.163  $       -
Accumulation unit value at end of period..........  $  16.210  $   16.178  $  12.900  $ 11.795  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11          12          5         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  16.054  $   12.826  $  11.751  $ 11.723  $       -
Accumulation unit value at end of period..........  $  16.053  $   16.054  $  12.826  $ 11.751  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  18.060  $   13.518  $  12.068  $ 12.013  $       -
Accumulation unit value at end of period..........  $  18.553  $   18.060  $  13.518  $ 12.068  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-48

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  17.716  $   13.327  $  11.958  $ 11.963  $       -
Accumulation unit value at end of period..........  $  18.109  $   17.716  $  13.327  $ 11.958  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  17.614  $   13.270  $  11.924  $ 11.947  $       -
Accumulation unit value at end of period..........  $  17.978  $   17.614  $  13.270  $ 11.924  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  17.479  $   13.195  $  11.881  $ 11.927  $       -
Accumulation unit value at end of period..........  $  17.804  $   17.479  $  13.195  $ 11.881  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  17.345  $   13.120  $  11.837  $ 12.003  $       -
Accumulation unit value at end of period..........  $  17.633  $   17.345  $  13.120  $ 11.837  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10           9          2         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.213  $   13.045  $  11.793  $ 11.887  $       -
Accumulation unit value at end of period..........  $  17.463  $   17.213  $  13.045  $ 11.793  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           4          3         3          -
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.345  $   11.022  $   9.428  $  9.305  $   8.149
Accumulation unit value at end of period..........  $  15.999  $   14.345  $  11.022  $  9.428  $   9.305
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  5.800   $  9.200  $  8.251   $  7.677  $   7.390
Accumulation unit value at end of period..........  $  8.149   $  5.800  $  9.200   $  8.251  $   7.677
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          2         1          0          -


                                  APP I-49

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.964  $   10.011  $   8.606  $  8.536  $   7.513
Accumulation unit value at end of period..........  $  14.387  $   12.964  $  10.011  $  8.606  $   8.536
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          23        210       176        169
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  18.204  $   14.079  $  12.121  $ 12.040  $  10.614
Accumulation unit value at end of period..........  $  20.171  $   18.204  $  14.079  $ 12.121  $  12.040
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           3          3         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  16.106  $   12.480  $  10.766  $ 10.716  $   9.465
Accumulation unit value at end of period..........  $  17.810  $   16.106  $  12.480  $ 10.766  $  10.716
Number of accumulation units outstanding at end of
   period (in thousands)..........................          9           8         17        18         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  16.952  $   13.189  $  11.423  $ 11.416  $  10.123
Accumulation unit value at end of period..........  $  18.671  $   16.952  $  13.189  $ 11.423  $  11.416
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          13         13        13         13
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  15.031  $   11.204  $   9.611  $  9.718  $   8.301
Accumulation unit value at end of period..........  $  16.700  $   15.031  $  11.204  $  9.611  $   9.718
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.546  $   10.896  $   9.394  $  9.546  $   8.195
Accumulation unit value at end of period..........  $  16.080  $   14.546  $  10.896  $  9.394  $   9.546
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          68         65        75         76

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  5.375   $  8.568  $  7.722   $  7.221  $   6.986
Accumulation unit value at end of period..........  $  7.513   $  5.375  $  8.568   $  7.722  $   7.221
Number of accumulation units outstanding at end of
   period (in thousands)..........................        26         30        23         23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  7.604   $ 12.140  $ 10.958   $ 10.262  $   9.943
Accumulation unit value at end of period..........  $ 10.614   $  7.604  $ 12.140   $ 10.958  $  10.262
Number of accumulation units outstanding at end of
   period (in thousands)..........................        31         22        17         15         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  6.795   $ 10.870  $  9.831   $  9.226  $   8.957
Accumulation unit value at end of period..........  $  9.465   $  6.795  $ 10.870   $  9.831  $   9.226
Number of accumulation units outstanding at end of
   period (in thousands)..........................        30         18        21         19         87
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  7.296   $ 11.719  $ 10.642   $ 10.026  $   9.773
Accumulation unit value at end of period..........  $ 10.123   $  7.296  $ 11.719   $ 10.642  $  10.026
Number of accumulation units outstanding at end of
   period (in thousands)..........................        11          7         3          3          2
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  6.251   $ 10.067  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $  8.301   $  6.251  $ 10.067   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  6.202   $ 10.039  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $  8.195   $  6.202  $ 10.039   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        79         77        86          -          -


                                  APP I-50

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.403  $   10.806  $   9.330  $  9.496  $   8.164
Accumulation unit value at end of period..........  $  15.899  $   14.403  $  10.806  $  9.330  $   9.496
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           5          4         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.215  $   10.686  $   9.245  $  9.428  $   8.122
Accumulation unit value at end of period..........  $  15.660  $   14.215  $  10.686  $  9.245  $   9.428
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          3         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.398  $   10.845  $   9.401  $  9.910  $       -
Accumulation unit value at end of period..........  $  15.829  $   14.398  $  10.845  $  9.401  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.846  $   10.450  $   9.077  $  9.294  $   8.039
Accumulation unit value at end of period..........  $  15.193  $   13.846  $  10.450  $  9.077  $   9.294
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           2          3         2          1
MFS(R) HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  22.844  $   21.479  $  18.814  $ 18.067  $  15.651
Accumulation unit value at end of period..........  $  23.348  $   22.844  $  21.479  $ 18.814  $  18.067
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  21.078  $   19.918  $  17.534  $ 16.923  $  14.733
Accumulation unit value at end of period..........  $  21.437  $   21.078  $  19.918  $ 17.534  $  16.923
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3          36         35        27         22

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  6.187   $ 10.030  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $  8.164   $  6.187  $ 10.030   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         2          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  6.168   $ 10.019  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $  8.122   $  6.168  $ 10.019   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         7          8         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.129   $  9.996  $ 10.000   $      -  $       -
Accumulation unit value at end of period..........  $  8.039   $  6.129  $  9.996   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          0         0          -          -
MFS(R) HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 10.655   $ 14.906  $ 14.654   $ 13.280  $  12.976
Accumulation unit value at end of period..........  $ 15.651   $ 10.655  $ 14.906   $ 14.654  $  13.280
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          5         6          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 10.081   $ 14.172  $ 14.003   $ 12.753  $  12.524
Accumulation unit value at end of period..........  $ 14.733   $ 10.081  $ 14.172   $ 14.003  $  12.753
Number of accumulation units outstanding at end of
   period (in thousands)..........................        14         16         7          5          -


                                  APP I-51

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  22.272  $   21.078  $  18.583  $ 17.962  $  15.662
Accumulation unit value at end of period..........  $  22.617  $   22.272  $  21.078  $ 18.583  $  17.962
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           6          4         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  20.720  $   19.649  $  17.358  $ 16.811  $  14.687
Accumulation unit value at end of period..........  $  20.999  $   20.720  $  19.649  $ 17.358  $  16.811
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6           6         19        15         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.743  $   11.158  $   9.876  $ 10.026  $       -
Accumulation unit value at end of period..........  $  11.877  $   11.743  $  11.158  $  9.876  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           4          3         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  20.741  $   19.747  $  17.514  $ 17.030  $  14.939
Accumulation unit value at end of period..........  $  20.936  $   20.741  $  19.747  $ 17.514  $  17.030
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8          10         10         9          7
MFS(R) MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.594  $   10.662  $   9.177  $  9.776  $   7.596
Accumulation unit value at end of period..........  $  15.851  $   14.594  $  10.662  $  9.177  $   9.776
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.752  $   10.098  $   8.735  $  9.351  $   7.303
Accumulation unit value at end of period..........  $  14.862  $   13.752  $  10.098  $  8.735  $   9.351
Number of accumulation units outstanding at end of
   period (in thousands)..........................          9           8          7        11         15

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 10.732   $ 15.110  $ 14.953   $ 13.638  $  13.413
Accumulation unit value at end of period..........  $ 15.662   $ 10.732  $ 15.110   $ 14.953  $  13.638
Number of accumulation units outstanding at end of
   period (in thousands)..........................         2          1         2          2          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 10.084   $ 14.227  $ 14.107   $ 12.893  $  12.705
Accumulation unit value at end of period..........  $ 14.687   $ 10.084  $ 14.227   $ 14.107  $  12.893
Number of accumulation units outstanding at end of
   period (in thousands)..........................        16         17        19         18         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.298   $ 14.587  $ 14.522   $ 13.325  $  13.184
Accumulation unit value at end of period..........  $ 14.939   $ 10.298  $ 14.587   $ 14.522  $  13.325
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          6         6          5          6
MFS(R) MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  5.363   $ 10.972  $ 10.021   $  9.808  $   9.551
Accumulation unit value at end of period..........  $  7.596   $  5.363  $ 10.972   $ 10.021  $   9.808
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          1         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  5.182   $ 10.654  $  9.780   $  9.619  $   9.415
Accumulation unit value at end of period..........  $  7.303   $  5.182  $ 10.654   $  9.780  $   9.619
Number of accumulation units outstanding at end of
   period (in thousands)..........................        13         17        11          9          -


                                  APP I-52

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.509  $    9.934  $   8.606  $  9.227  $   7.217
Accumulation unit value at end of period..........  $  14.578  $   13.509  $   9.934  $  8.606  $   9.227
Number of accumulation units outstanding at end of
   period (in thousands)..........................         13          12         15        16         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.696  $    9.355  $   8.120  $  8.724  $   6.837
Accumulation unit value at end of period..........  $  13.672  $   12.696  $   9.355  $  8.120  $   8.724
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           3         11        12         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.982  $   10.323  $   8.979  $  9.817  $       -
Accumulation unit value at end of period..........  $  15.027  $   13.982  $  10.323  $  8.979  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          2         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.580  $    9.306  $   8.111  $  8.749  $   6.883
Accumulation unit value at end of period..........  $  13.493  $   12.580  $   9.306  $  8.111  $   8.749
Number of accumulation units outstanding at end of
   period (in thousands)..........................          9          17         15        13         13
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.373  $   10.204  $   8.444  $ 10.676  $       -
Accumulation unit value at end of period..........  $  13.291  $   14.373  $  10.204  $  8.444  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         39          33         34         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.167  $   10.108  $   8.407  $ 10.665  $       -
Accumulation unit value at end of period..........  $  13.035  $   14.167  $  10.108  $  8.407  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  5.129   $ 10.561  $  9.709   $  9.564  $   9.374
Accumulation unit value at end of period..........  $  7.217   $  5.129  $ 10.561   $  9.709  $   9.564
Number of accumulation units outstanding at end of
   period (in thousands)..........................        19         24        26         27         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  4.868   $ 10.045  $  9.252   $  9.132  $   8.970
Accumulation unit value at end of period..........  $  6.837   $  4.868  $ 10.045   $  9.252  $   9.132
Number of accumulation units outstanding at end of
   period (in thousands)..........................        34         10        12         15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  4.921   $ 10.195  $  9.429   $  9.344  $   9.214
Accumulation unit value at end of period..........  $  6.883   $  4.921  $ 10.195   $  9.429  $   9.344
Number of accumulation units outstanding at end of
   period (in thousands)..........................        12         16        12         10          9
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-53

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.105  $   10.080  $   8.396  $ 10.661  $       -
Accumulation unit value at end of period..........  $  12.959  $   14.105  $  10.080  $  8.396  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.024  $   10.042  $   8.381  $ 10.657  $       -
Accumulation unit value at end of period..........  $  12.859  $   14.024  $  10.042  $  8.381  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.943  $   10.004  $   8.366  $  9.865  $       -
Accumulation unit value at end of period..........  $  12.759  $   13.943  $  10.004  $  8.366  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.863  $    9.966  $   8.351  $ 10.648  $       -
Accumulation unit value at end of period..........  $  12.660  $   13.863  $   9.966  $  8.351  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           4          1         0          -
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  28.601  $   23.802  $  21.002  $ 19.705  $  17.350
Accumulation unit value at end of period..........  $  32.199  $   28.601  $  23.802  $ 21.002  $  19.705
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          4         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  26.948  $   22.539  $  19.987  $ 18.847  $  16.678
Accumulation unit value at end of period..........  $  30.187  $   26.948  $  22.539  $ 19.987  $  18.847
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          78         75        81         75

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 13.058   $ 20.906  $ 16.387   $ 12.457  $  10.663
Accumulation unit value at end of period..........  $ 17.350   $ 13.058  $ 20.906   $ 16.387  $  12.457
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5          6         6          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 12.615   $ 20.298  $ 15.989   $ 12.216  $  10.509
Accumulation unit value at end of period..........  $ 16.678   $ 12.615  $ 20.298   $ 15.989  $  12.216
Number of accumulation units outstanding at end of
   period (in thousands)..........................        75         73        50         36          -


                                  APP I-54

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  37.390  $   31.318  $  27.815  $ 26.267  $  23.279
Accumulation unit value at end of period..........  $  41.820  $   37.390  $  31.318  $ 27.815  $  26.267
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           3          3         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  25.772  $   21.630  $  19.248  $ 18.214  $  16.174
Accumulation unit value at end of period..........  $  28.768  $   25.772  $  21.630  $ 19.248  $  18.214
Number of accumulation units outstanding at end of
   period (in thousands)..........................         12           8         69        71         71
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.079  $   10.999  $   9.808  $ 10.094  $       -
Accumulation unit value at end of period..........  $  14.570  $   13.079  $  10.999  $  9.808  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  34.819  $   29.340  $  26.215  $ 24.905  $  22.204
Accumulation unit value at end of period..........  $  38.711  $   34.819  $  29.340  $ 26.215  $  24.905
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           5          6         6          5
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  24.418  $   18.023  $  15.519  $ 15.552  $  13.959
Accumulation unit value at end of period..........  $  26.931  $   24.418  $  18.023  $ 15.519  $  15.552
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  23.011  $   17.069  $  14.772  $ 14.876  $  13.420
Accumulation unit value at end of period..........  $  25.252  $   23.011  $  17.069  $ 14.772  $  14.876
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          72         71        73         73

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 17.634   $ 28.417  $ 22.419   $ 17.153  $  14.779
Accumulation unit value at end of period..........  $ 23.279   $ 17.634  $ 28.417   $ 22.419  $  17.153
Number of accumulation units outstanding at end of
   period (in thousands)..........................         1          0         0          0         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 12.277   $ 19.823  $ 15.671   $ 12.014  $  10.371
Accumulation unit value at end of period..........  $ 16.174   $ 12.277  $ 19.823   $ 15.671  $  12.014
Number of accumulation units outstanding at end of
   period (in thousands)..........................        76         64        63         55         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 16.922   $ 27.433  $ 21.773   $ 16.759  $  14.526
Accumulation unit value at end of period..........  $ 22.204   $ 16.922  $ 27.433   $ 21.773  $  16.759
Number of accumulation units outstanding at end of
   period (in thousands)..........................         5         11         9          6          0
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.587   $ 17.255  $ 16.034   $ 13.287  $  12.509
Accumulation unit value at end of period..........  $ 13.959   $ 11.587  $ 17.255   $ 16.034  $  13.287
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          3         3          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 11.195   $ 16.755  $ 15.648   $ 13.032  $  12.330
Accumulation unit value at end of period..........  $ 13.420   $ 11.195  $ 16.755   $ 15.648  $  13.032
Number of accumulation units outstanding at end of
   period (in thousands)..........................        67         69        57         50          -


                                  APP I-55

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  22.604  $   16.793  $  14.554  $ 14.680  $  13.262
Accumulation unit value at end of period..........  $  24.769  $   22.604  $  16.793  $ 14.554  $  14.680
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11          11         13        14         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  22.432  $   16.699  $  14.501  $ 14.656  $  13.267
Accumulation unit value at end of period..........  $  24.531  $   22.432  $  16.699  $ 14.501  $  14.656
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3         23        20         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  21.050  $   15.732  $  13.717  $ 13.918  $  12.650
Accumulation unit value at end of period..........  $  22.927  $   21.050  $  15.732  $ 13.717  $  13.918
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           5          5         6          6
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  17.879  $   12.968  $  11.708  $ 12.082  $       -
Accumulation unit value at end of period..........  $  19.723  $   17.879  $  12.968  $ 11.708  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           1          1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  17.539  $   12.785  $  11.601  $ 12.031  $       -
Accumulation unit value at end of period..........  $  19.251  $   17.539  $  12.785  $ 11.601  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         20           1          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  17.438  $   12.730  $  11.569  $ 12.016  $       -
Accumulation unit value at end of period..........  $  19.111  $   17.438  $  12.730  $ 11.569  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1          13          0         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.080   $ 16.608  $ 15.534   $ 12.957  $  12.277
Accumulation unit value at end of period..........  $ 13.262   $ 11.080  $ 16.608   $ 15.534  $  12.957
Number of accumulation units outstanding at end of
   period (in thousands)..........................        17         18        19         23         89
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 11.106   $ 16.681  $ 15.633   $ 13.065  $  12.405
Accumulation unit value at end of period..........  $ 13.267   $ 11.106  $ 16.681   $ 15.633  $  13.065
Number of accumulation units outstanding at end of
   period (in thousands)..........................        25         21        24         27         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.632   $ 16.033  $ 15.086   $ 12.659  $  12.067
Accumulation unit value at end of period..........  $ 12.650   $ 10.632  $ 16.033   $ 15.086  $  12.659
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          9         7          7          4
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-56

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  17.304  $   12.658  $  11.526  $ 11.995  $       -
Accumulation unit value at end of period..........  $  18.927  $   17.304  $  12.658  $ 11.526  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3         11         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  17.172  $   12.586  $  11.483  $ 12.239  $       -
Accumulation unit value at end of period..........  $  18.744  $   17.172  $  12.586  $ 11.483  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           7          7         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.040  $   12.515  $  11.441  $ 11.955  $       -
Accumulation unit value at end of period..........  $  18.564  $   17.040  $  12.515  $ 11.441  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11           9          8         4          -
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.074  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.630  $   12.074  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.016  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.498  $   12.016  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.999  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.458  $   11.999  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-57

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.976  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.406  $   11.976  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.953  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.354  $   11.953  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  11.931  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.301  $   11.931  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.668  $   10.628  $   9.182  $ 10.659  $       -
Accumulation unit value at end of period..........  $  15.299  $   14.668  $  10.628  $  9.182  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.458  $   10.528  $   9.142  $ 10.647  $       -
Accumulation unit value at end of period..........  $  15.004  $   14.458  $  10.528  $  9.142  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           2          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.396  $   10.498  $   9.129  $ 10.644  $       -
Accumulation unit value at end of period..........  $  14.917  $   14.396  $  10.498  $  9.129  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-58

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.313  $   10.458  $   9.113  $ 10.639  $       -
Accumulation unit value at end of period..........  $  14.802  $   14.313  $  10.458  $  9.113  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.231  $   10.419  $   9.097  $  9.785  $       -
Accumulation unit value at end of period..........  $  14.687  $   14.231  $  10.419  $  9.097  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.149  $   10.380  $   9.081  $ 10.630  $       -
Accumulation unit value at end of period..........  $  14.573  $   14.149  $  10.380  $  9.081  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          1         0          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.330  $    8.493  $   8.318  $ 10.326  $       -
Accumulation unit value at end of period..........  $   9.449  $   10.330  $   8.493  $  8.318  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.182  $    8.414  $   8.281  $ 10.315  $       -
Accumulation unit value at end of period..........  $   9.267  $   10.182  $   8.414  $  8.281  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.138  $    8.390  $   8.270  $ 10.312  $       -
Accumulation unit value at end of period..........  $   9.213  $   10.138  $   8.390  $  8.270  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-59

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.080  $    8.358  $   8.255  $ 10.307  $       -
Accumulation unit value at end of period..........  $   9.142  $   10.080  $   8.358  $  8.255  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.022  $    8.327  $   8.240  $  9.679  $       -
Accumulation unit value at end of period..........  $   9.071  $   10.022  $   8.327  $  8.240  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           2          3         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   9.964  $    8.295  $   8.226  $ 10.298  $       -
Accumulation unit value at end of period..........  $   9.001  $    9.964  $   8.295  $  8.226  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          1         0          -
OPPENHEIMER CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  17.031  $   13.178  $  11.591  $ 11.776  $  10.790
Accumulation unit value at end of period..........  $  19.597  $   17.031  $  13.178  $ 11.591  $  11.776
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  16.049  $   12.480  $  11.033  $ 11.265  $  10.373
Accumulation unit value at end of period..........  $  18.375  $   16.049  $  12.480  $ 11.033  $  11.265
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5          77         77        74         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  15.766  $   12.278  $  10.870  $ 11.116  $  10.252
Accumulation unit value at end of period..........  $  18.024  $   15.766  $  12.278  $ 10.870  $  11.116
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           2          2         2          3

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
OPPENHEIMER CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.515   $ 13.889  $ 12.209   $ 11.357  $  10.847
Accumulation unit value at end of period..........  $ 10.790   $  7.515  $ 13.889   $ 12.209  $  11.357
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          2         1          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  7.261   $ 13.889  $ 12.209   $ 11.357  $  10.847
Accumulation unit value at end of period..........  $ 10.373   $  7.261  $ 13.889   $ 12.209  $  11.357
Number of accumulation units outstanding at end of
   period (in thousands)..........................        85         85         1          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  7.186   $ 13.369  $ 11.828   $ 11.074  $  10.646
Accumulation unit value at end of period..........  $ 10.252   $  7.186  $ 13.369   $ 11.828  $  11.074
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          3         2          2         70


                                  APP I-60

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  15.262  $   11.910  $  10.565  $ 10.826  $  10.004
Accumulation unit value at end of period..........  $  17.413  $   15.262  $  11.910  $ 10.565  $  10.826
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3         52        56         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.682  $   11.503  $  10.245  $ 10.540  $   9.778
Accumulation unit value at end of period..........  $  16.684  $   14.682  $  11.503  $ 10.245  $  10.540
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5          12         12        10         10
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.958  $   11.364  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.461  $   14.958  $  11.364  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.812  $   11.309  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.219  $   14.812  $  11.309  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         12          10          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.768  $   11.293  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.147  $   14.768  $  11.293  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.710  $   11.271  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.052  $   14.710  $  11.271  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  7.027   $ 13.098  $ 11.611   $ 10.893  $  10.493
Accumulation unit value at end of period..........  $ 10.004   $  7.027  $ 13.098   $ 11.611  $  10.893
Number of accumulation units outstanding at end of
   period (in thousands)..........................        57         48        56         65         59
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  6.896   $ 12.906  $ 11.487   $ 10.820  $  10.464
Accumulation unit value at end of period..........  $  9.778   $  6.896  $ 12.906   $ 11.487  $  10.820
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10         10        10          9         10
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-61

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.653  $   11.249  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.957  $   14.653  $  11.249  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.595  $   11.228  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  15.862  $   14.595  $  11.228  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          -         -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 115.632  $   91.212  $  75.539  $ 82.731  $  71.519
Accumulation unit value at end of period..........  $ 118.018  $  115.632  $  91.212  $ 75.539  $  82.731
Number of accumulation units outstanding at end of
   period (in thousands)..........................         12          12         12         6         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  24.007  $   19.032  $  15.840  $ 17.436  $  15.148
Accumulation unit value at end of period..........  $  24.380  $   24.007  $  19.032  $ 15.840  $  17.436
Number of accumulation units outstanding at end of
   period (in thousands)..........................         20         102         87        91         80
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  23.583  $   18.724  $  15.607  $ 17.205  $  14.970
Accumulation unit value at end of period..........  $  23.914  $   23.583  $  18.724  $ 15.607  $  17.205
Number of accumulation units outstanding at end of
   period (in thousands)..........................         29          31         32         9          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  23.159  $   18.424  $  15.388  $ 16.998  $  14.819
Accumulation unit value at end of period..........  $  23.437  $   23.159  $  18.424  $ 15.388  $  16.998
Number of accumulation units outstanding at end of
   period (in thousands)..........................         16          20         60        65         68

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 51.377   $ 87.120  $ 82.214   $ 70.042  $  61.531
Accumulation unit value at end of period..........  $ 71.519   $ 51.377  $ 87.120   $ 82.214  $  70.042
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          3         5          5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 10.937   $ 18.638  $ 17.677   $ 15.135  $  13.363
Accumulation unit value at end of period..........  $ 15.148   $ 10.937  $ 18.638   $ 17.677  $  15.135
Number of accumulation units outstanding at end of
   period (in thousands)..........................        75         95        53         43          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 10.824   $ 18.475  $ 17.548   $ 15.047  $  13.305
Accumulation unit value at end of period..........  $ 14.970   $ 10.824  $ 18.475   $ 17.548  $  15.047
Number of accumulation units outstanding at end of
   period (in thousands)..........................         7          5         4          3         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 10.737   $ 18.362  $ 17.476   $ 15.015  $  13.303
Accumulation unit value at end of period..........  $ 14.819   $ 10.737  $ 18.362   $ 17.476  $  15.015
Number of accumulation units outstanding at end of
   period (in thousands)..........................        72         68        99        113        100


                                  APP I-62

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.098  $    9.644  $   8.071  $  9.183  $       -
Accumulation unit value at end of period..........  $  12.219  $   12.098  $   9.644  $  8.071  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11          10          8         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  21.961  $   17.541  $  14.710  $ 16.313  $  14.279
Accumulation unit value at end of period..........  $  22.136  $   21.961  $  17.541  $ 14.710  $  16.313
Number of accumulation units outstanding at end of
   period (in thousands)..........................         29          33         31        31         28
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   7.020  $   13.455  $  14.809  $ 19.929  $       -
Accumulation unit value at end of period..........  $   5.940  $    7.020  $  13.455  $ 14.809  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           9          8         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $   6.792  $   13.084  $  14.472  $ 19.573  $       -
Accumulation unit value at end of period..........  $   5.718  $    6.792  $  13.084  $ 14.472  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         25          26         15        11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.309  $   19.889  $  22.032  $ 29.843  $       -
Accumulation unit value at end of period..........  $   8.666  $   10.309  $  19.889  $ 22.032  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         13           9          8         7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.155  $   19.630  $  21.789  $ 29.573  $       -
Accumulation unit value at end of period..........  $   8.519  $   10.155  $  19.630  $ 21.789  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         32          21         20        18          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.387   $ 17.835  $ 17.042   $ 14.702  $  13.078
Accumulation unit value at end of period..........  $ 14.279   $ 10.387  $ 17.835   $ 17.042  $  14.702
Number of accumulation units outstanding at end of
   period (in thousands)..........................        26         25        22         18         14
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-63

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $   6.550  $   12.686  $  14.110  $ 18.035  $       -
Accumulation unit value at end of period..........  $   5.484  $    6.550  $  12.686  $ 14.110  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         35          23         25        22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   9.853  $   19.123  $  21.311  $ 29.040  $       -
Accumulation unit value at end of period..........  $   8.233  $    9.853  $  19.123  $ 21.311  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         39          33         29        30          -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.796  $   11.891  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.870  $   14.796  $  11.891  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.651  $   11.834  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.666  $   14.651  $  11.834  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.608  $   11.817  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.605  $   14.608  $  11.817  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.551  $   11.794  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.525  $   14.551  $  11.794  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-64

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.494  $   11.771  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.445  $   14.494  $  11.771  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.437  $   11.749  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  13.365  $   14.437  $  11.749  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           3          -         -          -
OPPENHEIMER RISING DIVIDENDS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.196  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.530  $   12.196  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.139  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.398  $   12.139  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.121  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.359  $   12.121  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.098  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.307  $   12.098  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
OPPENHEIMER RISING DIVIDENDS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-65

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.075  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.255  $   12.075  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.052  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  13.203  $   12.052  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.594  $   10.845  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  11.047  $   10.594  $  10.845  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.490  $   10.793  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.884  $   10.490  $  10.793  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.459  $   10.777  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.836  $   10.459  $  10.777  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.418  $   10.756  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.772  $   10.418  $  10.756  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10          11         19         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-66

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.377  $   10.735  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.708  $   10.377  $  10.735  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           3          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.337  $   10.715  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.645  $   10.337  $  10.715  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          0         -          -
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.731  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.507  $   12.731  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  12.670  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.366  $   12.670  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  12.652  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.324  $   12.652  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  12.628  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.268  $   12.628  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-67

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  12.604  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.213  $   12.604  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  12.580  $   10.000  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  14.157  $   12.580  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           1          -         -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.206  $    9.299  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $   8.171  $   10.206  $   9.299  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.106  $    9.254  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $   8.050  $   10.106  $   9.254  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.077  $    9.241  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $   8.015  $   10.077  $   9.241  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.037  $    9.223  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $   7.967  $   10.037  $   9.223  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-68

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $   9.998  $    9.205  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $   7.920  $    9.998  $   9.205  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   9.958  $    9.187  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $   7.873  $    9.958  $   9.187  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.696  $   10.979  $   9.452  $ 10.367  $       -
Accumulation unit value at end of period..........  $  16.276  $   14.696  $  10.979  $  9.452  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.485  $   10.876  $   9.410  $ 10.356  $       -
Accumulation unit value at end of period..........  $  15.963  $   14.485  $  10.876  $  9.410  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.422  $   10.845  $   9.398  $ 10.353  $       -
Accumulation unit value at end of period..........  $  15.870  $   14.422  $  10.845  $  9.398  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.339  $   10.804  $   9.381  $ 10.349  $       -
Accumulation unit value at end of period..........  $  15.747  $   14.339  $  10.804  $  9.381  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-69

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.257  $   10.763  $   9.365  $  9.638  $       -
Accumulation unit value at end of period..........  $  15.625  $   14.257  $  10.763  $  9.365  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.175  $   10.723  $   9.348  $ 10.340  $       -
Accumulation unit value at end of period..........  $  15.504  $   14.175  $  10.723  $  9.348  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  25.013  $   19.669  $  16.590  $ 19.006  $  17.517
Accumulation unit value at end of period..........  $  22.311  $   25.013  $  19.669  $ 16.590  $  19.006
Number of accumulation units outstanding at end of
   period (in thousands)..........................         13          13         15        16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  24.036  $   18.995  $  16.103  $ 18.540  $  17.173
Accumulation unit value at end of period..........  $  21.333  $   24.036  $  18.995  $ 16.103  $  18.540
Number of accumulation units outstanding at end of
   period (in thousands)..........................         15          54        576       584        496
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  23.612  $   18.688  $  15.866  $ 18.295  $  16.971
Accumulation unit value at end of period..........  $  20.925  $   23.612  $  18.688  $ 15.866  $  18.295
Number of accumulation units outstanding at end of
   period (in thousands)..........................         15          17         19        18         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  23.537  $   18.666  $  15.879  $ 18.347  $  17.054
Accumulation unit value at end of period..........  $  20.818  $   23.537  $  18.666  $ 15.879  $  18.347
Number of accumulation units outstanding at end of
   period (in thousands)..........................         42          43         64        57         50

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 11.699   $ 21.700  $ 18.508   $ 15.432  $  13.949
Accumulation unit value at end of period..........  $ 17.517   $ 11.699  $ 21.700   $ 18.508  $  15.432
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10         10        11         13         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 11.526   $ 21.488  $ 18.419   $ 15.435  $  14.022
Accumulation unit value at end of period..........  $ 17.173   $ 11.526  $ 21.488   $ 18.419  $  15.435
Number of accumulation units outstanding at end of
   period (in thousands)..........................        34         48        36         26          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.408   $ 21.299  $ 18.285   $ 15.346  $  13.961
Accumulation unit value at end of period..........  $ 16.971   $ 11.408  $ 21.299   $ 18.285  $  15.346
Number of accumulation units outstanding at end of
   period (in thousands)..........................        96         88       100        123         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 11.487   $ 21.489  $ 18.485   $ 15.544  $  14.170
Accumulation unit value at end of period..........  $ 17.054   $ 11.487  $ 21.489   $ 18.485  $  15.544
Number of accumulation units outstanding at end of
   period (in thousands)..........................        33         25        25         25        144


                                  APP I-70

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.557  $    9.184  $   7.828  $  9.486  $       -
Accumulation unit value at end of period..........  $  10.201  $   11.557  $   9.184  $  7.828  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         15          27         21         7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  21.987  $   17.507  $  14.953  $ 17.346  $  16.188
Accumulation unit value at end of period..........  $  19.369  $   21.987  $  17.507  $ 14.953  $  17.346
Number of accumulation units outstanding at end of
   period (in thousands)..........................         26          31         28        29         26
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.488  $   12.045  $  10.680  $ 10.482  $       -
Accumulation unit value at end of period..........  $  14.508  $   13.488  $  12.045  $ 10.680  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.295  $   11.931  $  10.633  $ 10.470  $       -
Accumulation unit value at end of period..........  $  14.229  $   13.295  $  11.931  $ 10.633  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           4          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.237  $   11.898  $  10.619  $ 10.467  $       -
Accumulation unit value at end of period..........  $  14.146  $   13.237  $  11.898  $ 10.619  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.161  $   11.853  $  10.600  $ 10.463  $       -
Accumulation unit value at end of period..........  $  14.037  $   13.161  $  11.853  $ 10.600  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.947   $ 20.562  $ 17.758   $ 14.993  $  13.722
Accumulation unit value at end of period..........  $ 16.188   $ 10.947  $ 20.562   $ 17.758  $  14.993
Number of accumulation units outstanding at end of
   period (in thousands)..........................        23         17         9          5          4
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-71

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.085  $   11.808  $  10.581  $ 10.303  $       -
Accumulation unit value at end of period..........  $  13.928  $   13.085  $  11.808  $ 10.581  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.010  $   11.764  $  10.562  $ 10.454  $       -
Accumulation unit value at end of period..........  $  13.820  $   13.010  $  11.764  $ 10.562  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          0         -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  11.286  $   10.103  $   8.938  $ 10.000  $       -
Accumulation unit value at end of period..........  $  11.374  $   11.286  $  10.103  $  8.938  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.138  $   10.020  $   8.909  $ 10.000  $       -
Accumulation unit value at end of period..........  $  11.169  $   11.138  $  10.020  $  8.909  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.094  $    9.996  $   8.901  $ 10.000  $       -
Accumulation unit value at end of period..........  $  11.108  $   11.094  $   9.996  $  8.901  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.036  $    9.963  $   8.889  $ 10.000  $       -
Accumulation unit value at end of period..........  $  11.028  $   11.036  $   9.963  $  8.889  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-72

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.978  $    9.930  $   8.878  $  9.754  $       -
Accumulation unit value at end of period..........  $  10.948  $   10.978  $   9.930  $  8.878  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.920  $    9.898  $   8.867  $ 10.000  $       -
Accumulation unit value at end of period..........  $  10.868  $   10.920  $   9.898  $  8.867  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  15.564  $   14.681  $  13.687  $      -  $       -
Accumulation unit value at end of period..........  $  15.910  $   15.564  $  14.681  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  15.048  $   14.265  $  13.344  $      -  $       -
Accumulation unit value at end of period..........  $  15.305  $   15.048  $  14.265  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.896  $   14.142  $  13.242  $      -  $       -
Accumulation unit value at end of period..........  $  15.128  $   14.896  $  14.142  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.696  $   13.980  $  13.108  $      -  $       -
Accumulation unit value at end of period..........  $  14.896  $   14.696  $  13.980  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-73

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.658  $   11.112  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  11.793  $   11.658  $  11.112  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.305  $   13.663  $  12.845  $      -  $       -
Accumulation unit value at end of period..........  $  14.441  $   14.305  $  13.663  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  13.861  $   10.386  $   8.228  $ 10.483  $       -
Accumulation unit value at end of period..........  $  12.643  $   13.861  $  10.386  $  8.228  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.662  $   10.288  $   8.192  $ 10.472  $       -
Accumulation unit value at end of period..........  $  12.399  $   13.662  $  10.288  $  8.192  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.603  $   10.259  $   8.181  $ 10.469  $       -
Accumulation unit value at end of period..........  $  12.327  $   13.603  $  10.259  $  8.181  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.524  $   10.220  $   8.166  $ 10.464  $       -
Accumulation unit value at end of period..........  $  12.232  $   13.524  $  10.220  $  8.166  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-74

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.447  $   10.182  $   8.152  $ 10.083  $       -
Accumulation unit value at end of period..........  $  12.137  $   13.447  $  10.182  $  8.152  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.369  $   10.143  $   8.137  $ 10.455  $       -
Accumulation unit value at end of period..........  $  12.043  $   13.369  $  10.143  $  8.137  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          0         0          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.465  $   10.804  $   8.689  $ 10.359  $       -
Accumulation unit value at end of period..........  $  15.582  $   14.465  $  10.804  $  8.689  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.257  $   10.703  $   8.651  $ 10.348  $       -
Accumulation unit value at end of period..........  $  15.282  $   14.257  $  10.703  $  8.651  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.196  $   10.672  $   8.639  $ 10.344  $       -
Accumulation unit value at end of period..........  $  15.193  $   14.196  $  10.672  $  8.639  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.114  $   10.632  $   8.624  $ 10.340  $       -
Accumulation unit value at end of period..........  $  15.076  $   14.114  $  10.632  $  8.624  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-75

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.033  $   10.592  $   8.609  $  9.439  $       -
Accumulation unit value at end of period..........  $  14.959  $   14.033  $  10.592  $  8.609  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.952  $   10.552  $   8.593  $ 10.331  $       -
Accumulation unit value at end of period..........  $  14.843  $   13.952  $  10.552  $  8.593  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           2          0         -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.101  $   10.368  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.678  $   10.101  $  10.368  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.002  $   10.318  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.521  $   10.002  $  10.318  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $   9.973  $   10.304  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.474  $    9.973  $  10.304  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $   9.933  $   10.284  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.412  $    9.933  $  10.284  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-76

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $   9.894  $   10.264  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.350  $    9.894  $  10.264  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $   9.856  $   10.244  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  10.289  $    9.856  $  10.244  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.962  $   11.238  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.789  $   14.962  $  11.238  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.816  $   11.183  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.542  $   14.816  $  11.183  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.772  $   11.167  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.469  $   14.772  $  11.167  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.714  $   11.146  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.371  $   14.714  $  11.146  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-77

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.657  $   11.124  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.275  $   14.657  $  11.124  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.599  $   11.103  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.178  $   14.599  $  11.103  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.848  $   11.162  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.739  $   14.848  $  11.162  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.703  $   11.108  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.492  $   14.703  $  11.108  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.660  $   11.092  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.419  $   14.660  $  11.092  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.602  $   11.070  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.322  $   14.602  $  11.070  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          0         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-78

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.545  $   11.049  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.225  $   14.545  $  11.049  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.488  $   11.027  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.129  $   14.488  $  11.027  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.923  $   11.303  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.878  $   14.923  $  11.303  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.777  $   11.249  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.630  $   14.777  $  11.249  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.734  $   11.232  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.556  $   14.734  $  11.232  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.676  $   11.211  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.458  $   14.676  $  11.211  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-79

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.618  $   11.189  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.361  $   14.618  $  11.189  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  14.561  $   11.167  $  10.000  $      -  $       -
Accumulation unit value at end of period..........  $  16.264  $   14.561  $  11.167  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          -         -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  18.117  $   13.735  $  12.135  $ 12.043  $       -
Accumulation unit value at end of period..........  $  20.121  $   18.117  $  13.735  $ 12.135  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  17.772  $   13.541  $  12.023  $ 11.993  $       -
Accumulation unit value at end of period..........  $  19.640  $   17.772  $  13.541  $ 12.023  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           2          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  17.670  $   13.484  $  11.990  $ 11.977  $       -
Accumulation unit value at end of period..........  $  19.498  $   17.670  $  13.484  $ 11.990  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2           3          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  17.535  $   13.407  $  11.946  $ 11.957  $       -
Accumulation unit value at end of period..........  $  19.310  $   17.535  $  13.407  $ 11.946  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           2          1         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-80

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  17.400  $   13.331  $  11.902  $ 12.320  $       -
Accumulation unit value at end of period..........  $  19.124  $   17.400  $  13.331  $ 11.902  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           5          3         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.267  $   13.255  $  11.858  $ 11.917  $       -
Accumulation unit value at end of period..........  $  18.939  $   17.267  $  13.255  $ 11.858  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           2          2         1          -
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  20.299  $   17.790  $  15.897  $ 15.980  $  13.906
Accumulation unit value at end of period..........  $  21.203  $   20.299  $  17.790  $ 15.897  $  15.980
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  19.787  $   17.428  $  15.652  $ 15.812  $  13.822
Accumulation unit value at end of period..........  $  20.565  $   19.787  $  17.428  $ 15.652  $  15.812
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           3         11        15         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  19.635  $   17.321  $  15.579  $ 15.762  $  13.796
Accumulation unit value at end of period..........  $  20.377  $   19.635  $  17.321  $ 15.579  $  15.762
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  19.436  $   17.179  $  15.482  $ 15.696  $  13.763
Accumulation unit value at end of period..........  $  20.130  $   19.436  $  17.179  $ 15.482  $  15.696
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-81

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  19.238  $   17.038  $  15.386  $ 16.119  $       -
Accumulation unit value at end of period..........  $  19.885  $   19.238  $  17.038  $ 15.386  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  19.042  $   16.899  $  15.291  $ 15.564  $  13.696
Accumulation unit value at end of period..........  $  19.644  $   19.042  $  16.899  $ 15.291  $  15.564
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  22.033  $   19.054  $  16.851  $ 17.063  $  14.547
Accumulation unit value at end of period..........  $  23.045  $   22.033  $  19.054  $ 16.851  $  17.063
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  21.477  $   18.666  $  16.591  $ 16.884  $  14.458
Accumulation unit value at end of period..........  $  22.352  $   21.477  $  18.666  $ 16.591  $  16.884
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           3          1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  21.313  $   18.551  $  16.514  $ 16.831  $  14.432
Accumulation unit value at end of period..........  $  22.148  $   21.313  $  18.551  $ 16.514  $  16.831
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  21.096  $   18.400  $  16.411  $ 16.760  $  14.397
Accumulation unit value at end of period..........  $  21.879  $   21.096  $  18.400  $ 16.411  $  16.760
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-82

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  20.882  $   18.249  $  16.310  $ 17.249  $       -
Accumulation unit value at end of period..........  $  21.613  $   20.882  $  18.249  $ 16.310  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  20.669  $   18.100  $  16.209  $ 16.619  $  14.327
Accumulation unit value at end of period..........  $  21.351  $   20.669  $  18.100  $ 16.209  $  16.619
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  23.544  $   19.667  $  17.132  $ 17.543  $  14.734
Accumulation unit value at end of period..........  $  24.686  $   23.544  $  19.667  $ 17.132  $  17.543
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  22.950  $   19.267  $  16.867  $ 17.359  $  14.645
Accumulation unit value at end of period..........  $  23.944  $   22.950  $  19.267  $ 16.867  $  17.359
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           8          1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  22.775  $   19.148  $  16.789  $ 17.304  $  14.618
Accumulation unit value at end of period..........  $  23.725  $   22.775  $  19.148  $ 16.789  $  17.304
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  22.543  $   18.991  $  16.685  $ 17.231  $  14.582
Accumulation unit value at end of period..........  $  23.437  $   22.543  $  18.991  $ 16.685  $  17.231
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-83

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  22.314  $   18.836  $  16.581  $ 17.742  $       -
Accumulation unit value at end of period..........  $  23.152  $   22.314  $  18.836  $ 16.581  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  22.087  $   18.682  $  16.478  $ 17.087  $  14.511
Accumulation unit value at end of period..........  $  22.871  $   22.087  $  18.682  $ 16.478  $  17.087
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  24.619  $   20.278  $  17.605  $ 18.117  $  15.095
Accumulation unit value at end of period..........  $  25.786  $   24.619  $  20.278  $ 17.605  $  18.117
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  23.997  $   19.865  $  17.333  $ 17.927  $  15.003
Accumulation unit value at end of period..........  $  25.010  $   23.997  $  19.865  $ 17.333  $  17.927
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          24          8         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  23.814  $   19.743  $  17.252  $ 17.871  $  14.975
Accumulation unit value at end of period..........  $  24.782  $   23.814  $  19.743  $ 17.252  $  17.871
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  23.572  $   19.581  $  17.145  $ 17.795  $  14.939
Accumulation unit value at end of period..........  $  24.481  $   23.572  $  19.581  $ 17.145  $  17.795
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          0         0          0

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-84

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  23.332  $   19.421  $  17.039  $ 18.306  $       -
Accumulation unit value at end of period..........  $  24.184  $   23.332  $  19.421  $ 17.039  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  23.095  $   19.262  $  16.933  $ 17.646  $  14.866
Accumulation unit value at end of period..........  $  23.890  $   23.095  $  19.262  $ 16.933  $  17.646
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         1          -
FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.752  $   14.021  $  13.196  $ 10.240  $   9.940
Accumulation unit value at end of period..........  $  15.274  $   14.752  $  14.021  $ 13.196  $  10.240
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.379  $   13.736  $  12.992  $ 12.878  $  12.024
Accumulation unit value at end of period..........  $  14.814  $   14.379  $  13.736  $ 12.992  $  12.878
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  14.270  $   13.652  $  12.931  $ 12.837  $  12.002
Accumulation unit value at end of period..........  $  14.679  $   14.270  $  13.652  $ 12.931  $  12.837
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  14.124  $   13.540  $  12.851  $ 12.783  $  11.973
Accumulation unit value at end of period..........  $  14.500  $   14.124  $  13.540  $ 12.851  $  12.783
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-85

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.981  $   13.429  $  12.771  $ 12.974  $       -
Accumulation unit value at end of period..........  $  14.324  $   13.981  $  13.429  $ 12.771  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.839  $   13.319  $  12.692  $ 12.676  $  11.915
Accumulation unit value at end of period..........  $  14.150  $   13.839  $  13.319  $ 12.692  $  12.676
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  14.235  $   13.498  $  12.803  $ 10.620  $  10.020
Accumulation unit value at end of period..........  $  14.801  $   14.235  $  13.498  $ 12.803  $  10.620
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  13.875  $   13.223  $  12.605  $ 12.396  $  11.565
Accumulation unit value at end of period..........  $  14.356  $   13.875  $  13.223  $ 12.605  $  12.396
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  13.769  $   13.142  $  12.547  $ 12.357  $  11.544
Accumulation unit value at end of period..........  $  14.225  $   13.769  $  13.142  $ 12.547  $  12.357
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  13.629  $   13.035  $  12.469  $ 12.305  $  11.516
Accumulation unit value at end of period..........  $  14.052  $   13.629  $  13.035  $ 12.469  $  12.305
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-86

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  13.491  $   12.928  $  12.391  $ 12.524  $       -
Accumulation unit value at end of period..........  $  13.881  $   13.491  $  12.928  $ 12.391  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  13.354  $   12.822  $  12.315  $ 12.202  $  11.459
Accumulation unit value at end of period..........  $  13.713  $   13.354  $  12.822  $ 12.315  $  12.202
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FUNDSMANAGER 50% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  18.639  $   16.256  $  14.762  $ 10.010  $   8.930
Accumulation unit value at end of period..........  $  19.562  $   18.639  $  16.256  $ 14.762  $  10.010
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  18.169  $   15.925  $  14.534  $ 14.707  $  12.972
Accumulation unit value at end of period..........  $  18.974  $   18.169  $  15.925  $ 14.534  $  14.707
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  18.030  $   15.827  $  14.466  $ 14.660  $  12.948
Accumulation unit value at end of period..........  $  18.800  $   18.030  $  15.827  $ 14.466  $  14.660
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  17.847  $   15.698  $  14.376  $ 14.598  $  12.917
Accumulation unit value at end of period..........  $  18.572  $   17.847  $  15.698  $ 14.376  $  14.598
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 50% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-87

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  17.665  $   15.569  $  14.287  $ 14.940  $       -
Accumulation unit value at end of period..........  $  18.347  $   17.665  $  15.569  $ 14.287  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  17.486  $   15.442  $  14.199  $ 14.476  $  12.854
Accumulation unit value at end of period..........  $  18.124  $   17.486  $  15.442  $ 14.199  $  14.476
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FUNDSMANAGER 60% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  20.460  $   17.281  $  15.504  $  9.880  $   8.620
Accumulation unit value at end of period..........  $  21.536  $   20.460  $  17.281  $ 15.504  $   9.880
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  19.944  $   16.930  $  15.264  $ 15.684  $  13.567
Accumulation unit value at end of period..........  $  20.888  $   19.944  $  16.930  $ 15.264  $  15.684
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  19.791  $   16.826  $  15.193  $ 15.634  $  13.543
Accumulation unit value at end of period..........  $  20.697  $   19.791  $  16.826  $ 15.193  $  15.634
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  19.590  $   16.688  $  15.099  $ 15.568  $  13.510
Accumulation unit value at end of period..........  $  20.446  $   19.590  $  16.688  $ 15.099  $  15.568
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 60% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-88

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  19.391  $   16.551  $  15.005  $ 15.893  $       -
Accumulation unit value at end of period..........  $  20.198  $   19.391  $  16.551  $ 15.005  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  19.194  $   16.416  $  14.912  $ 15.438  $  13.444
Accumulation unit value at end of period..........  $  19.952  $   19.194  $  16.416  $ 14.912  $  15.438
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  21.907  $   18.025  $  15.954  $  9.460  $   8.150
Accumulation unit value at end of period..........  $  23.025  $   21.907  $  18.025  $ 15.954  $   9.460
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  21.354  $   17.658  $  15.708  $ 16.265  $  13.877
Accumulation unit value at end of period..........  $  22.332  $   21.354  $  17.658  $ 15.708  $  16.265
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  21.191  $   17.550  $  15.635  $ 16.213  $  13.852
Accumulation unit value at end of period..........  $  22.128  $   21.191  $  17.550  $ 15.635  $  16.213
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  20.975  $   17.406  $  15.538  $ 16.145  $  13.818
Accumulation unit value at end of period..........  $  21.859  $   20.975  $  17.406  $ 15.538  $  16.145
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-89

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  20.762  $   17.264  $  15.441  $ 16.571  $       -
Accumulation unit value at end of period..........  $  21.594  $   20.762  $  17.264  $ 15.441  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  20.551  $   17.122  $  15.346  $ 16.009  $  13.750
Accumulation unit value at end of period..........  $  21.332  $   20.551  $  17.122  $ 15.346  $  16.009
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  24.464  $   19.181  $  16.824  $  9.170  $   7.700
Accumulation unit value at end of period..........  $  25.706  $   24.464  $  19.181  $ 16.824  $   9.170
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  23.847  $   18.791  $  16.564  $ 17.605  $  14.673
Accumulation unit value at end of period..........  $  24.932  $   23.847  $  18.791  $ 16.564  $  17.605
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  23.665  $   18.675  $  16.487  $ 17.550  $  14.646
Accumulation unit value at end of period..........  $  24.705  $   23.665  $  18.675  $ 16.487  $  17.550
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  23.424  $   18.522  $  16.385  $ 17.476  $  14.610
Accumulation unit value at end of period..........  $  24.405  $   23.424  $  18.522  $ 16.385  $  17.476
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-90

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  23.186  $   18.371  $  16.283  $ 17.826  $       -
Accumulation unit value at end of period..........  $  24.108  $   23.186  $  18.371  $ 16.283  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  22.950  $   18.220  $  16.182  $ 17.329  $  14.539
Accumulation unit value at end of period..........  $  23.815  $   22.950  $  18.220  $ 16.182  $  17.329
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.389  $   10.223  $   9.126  $  8.960  $   7.990
Accumulation unit value at end of period..........  $  13.602  $   12.389  $  10.223  $  9.126  $   8.960
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           4          4         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  16.433  $   13.628  $  12.226  $ 12.064  $  10.812
Accumulation unit value at end of period..........  $  17.952  $   16.433  $  13.628  $ 12.226  $  12.064
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2         271        278       307        316
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  17.419  $   14.467  $  12.999  $ 12.845  $  11.530
Accumulation unit value at end of period..........  $  19.001  $   17.419  $  14.467  $ 12.999  $  12.845
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           4          5         4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  11.016  $    9.168  $   8.254  $  8.173  $   7.350
Accumulation unit value at end of period..........  $  11.993  $   11.016  $   9.168  $  8.254  $   8.173
Number of accumulation units outstanding at end of
   period (in thousands)..........................         23          23         92        83         83

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  6.133   $  8.971  $  8.413   $  7.599  $   7.087
Accumulation unit value at end of period..........  $  7.990   $  6.133  $  8.971   $  8.413  $   7.599
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          0         0          3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  8.340   $ 12.262  $ 11.556   $ 10.491  $   9.832
Accumulation unit value at end of period..........  $ 10.812   $  8.340  $ 12.262   $ 11.556  $  10.491
Number of accumulation units outstanding at end of
   period (in thousands)..........................       335        377       362        353          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  8.907   $ 13.115  $ 12.379   $ 11.255  $  10.564
Accumulation unit value at end of period..........  $ 11.530   $  8.907  $ 13.115   $ 12.379  $  11.255
Number of accumulation units outstanding at end of
   period (in thousands)..........................         6          7        12         12        331
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  5.690   $  8.394  $  7.939   $  7.233  $   6.802
Accumulation unit value at end of period..........  $  7.350   $  5.690  $  8.394   $  7.939  $   7.233
Number of accumulation units outstanding at end of
   period (in thousands)..........................        88         74       109        102        105


                                  APP I-91

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.353  $   11.968  $  10.796  $ 10.935  $       -
Accumulation unit value at end of period..........  $  15.593  $   14.353  $  11.968  $ 10.796  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  16.221  $   13.553  $  12.251  $ 12.179  $  10.997
Accumulation unit value at end of period..........  $  17.588  $   16.221  $  13.553  $ 12.251  $  12.179
Number of accumulation units outstanding at end of
   period (in thousands)..........................         19          18         16        14         17
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  37.890  $   27.243  $  23.022  $ 25.985  $  22.305
Accumulation unit value at end of period..........  $  40.658  $   37.890  $  27.243  $ 23.022  $  25.985
Number of accumulation units outstanding at end of
   period (in thousands)..........................        134         101         86        64         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  25.346  $   18.316  $  15.555  $ 17.646  $  15.222
Accumulation unit value at end of period..........  $  27.063  $   25.346  $  18.316  $ 15.555  $  17.646
Number of accumulation units outstanding at end of
   period (in thousands)..........................         36         481        509       544        544
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  28.060  $   20.307  $  17.272  $ 19.623  $  16.954
Accumulation unit value at end of period..........  $  29.916  $   28.060  $  20.307  $ 17.272  $  19.623
Number of accumulation units outstanding at end of
   period (in thousands)..........................         38          40         44        50         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  33.691  $   24.431  $  20.821  $ 23.702  $  20.519
Accumulation unit value at end of period..........  $  35.846  $   33.691  $  24.431  $ 20.821  $  23.702
Number of accumulation units outstanding at end of
   period (in thousands)..........................         35          42        209       206        199

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  8.547   $ 12.660  $ 12.022   $ 10.996  $  10.383
Accumulation unit value at end of period..........  $ 10.997   $  8.547  $ 12.660   $ 12.022  $  10.996
Number of accumulation units outstanding at end of
   period (in thousands)..........................        17         29        30         26         23
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.312   $ 28.144  $ 24.090   $ 20.658  $  17.879
Accumulation unit value at end of period..........  $ 22.305   $ 15.312  $ 28.144   $ 24.090  $  20.658
Number of accumulation units outstanding at end of
   period (in thousands)..........................        26         31        29         25         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 10.502   $ 19.401  $ 16.689   $ 14.383  $  12.511
Accumulation unit value at end of period..........  $ 15.222   $ 10.502  $ 19.401   $ 16.689  $  14.383
Number of accumulation units outstanding at end of
   period (in thousands)..........................       584        666       515        483          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.714   $ 21.672  $ 18.672   $ 16.116  $  14.038
Accumulation unit value at end of period..........  $ 16.954   $ 11.714  $ 21.672   $ 18.672  $  16.116
Number of accumulation units outstanding at end of
   period (in thousands)..........................        47         46        47         47        454
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 14.206   $ 26.335  $ 22.734   $ 19.661  $  17.161
Accumulation unit value at end of period..........  $ 20.519   $ 14.206  $ 26.335   $ 22.734  $  19.661
Number of accumulation units outstanding at end of
   period (in thousands)..........................       208        197       282        318        292


                                  APP I-92

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.186  $   10.308  $   8.802  $  9.878  $       -
Accumulation unit value at end of period..........  $  15.063  $   14.186  $  10.308  $  8.802  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         23          27         24        28          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  26.130  $   19.024  $  16.278  $ 18.605  $  16.171
Accumulation unit value at end of period..........  $  27.691  $   26.130  $  19.024  $ 16.278  $  18.605
Number of accumulation units outstanding at end of
   period (in thousands)..........................         52          78         76        80         89
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   6.125  $    4.643  $   4.087  $  4.034  $   3.563
Accumulation unit value at end of period..........  $   6.918  $    6.125  $   4.643  $  4.087  $   4.034
Number of accumulation units outstanding at end of
   period (in thousands)..........................      1,584       1,398      1,221       998        687
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  22.545  $   17.175  $  15.195  $ 15.073  $  13.381
Accumulation unit value at end of period..........  $  25.339  $   22.545  $  17.175  $ 15.195  $  15.073
Number of accumulation units outstanding at end of
   period (in thousands)..........................         24         135        832       876        827
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  22.554  $   17.208  $  15.247  $ 15.147  $  13.467
Accumulation unit value at end of period..........  $  25.312  $   22.554  $  17.208  $ 15.247  $  15.147
Number of accumulation units outstanding at end of
   period (in thousands)..........................         33          37         38        37         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $   5.446  $    4.163  $   3.696  $  3.680  $   3.278
Accumulation unit value at end of period..........  $   6.100  $    5.446  $   4.163  $  3.696  $   3.680
Number of accumulation units outstanding at end of
   period (in thousands)..........................         72          78        483       479        473

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.241   $ 20.922  $ 18.134   $ 15.745  $  13.798
Accumulation unit value at end of period..........  $ 16.171   $ 11.241  $ 20.922   $ 18.134  $  15.745
Number of accumulation units outstanding at end of
   period (in thousands)..........................        90        105        96          1          1
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  2.858   $  4.230  $  3.907   $  3.246  $   3.064
Accumulation unit value at end of period..........  $  3.563   $  2.858  $  4.230   $  3.907  $   3.246
Number of accumulation units outstanding at end of
   period (in thousands)..........................       298        295       372        403        414
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 10.787   $ 16.044  $ 14.895   $ 12.437  $  11.797
Accumulation unit value at end of period..........  $ 13.381   $ 10.787  $ 16.044   $ 14.895  $  12.437
Number of accumulation units outstanding at end of
   period (in thousands)..........................       149        199       151        143          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 10.872   $ 16.196  $ 15.058   $ 12.593  $  11.962
Accumulation unit value at end of period..........  $ 13.467   $ 10.872  $ 16.196   $ 15.058  $  12.593
Number of accumulation units outstanding at end of
   period (in thousands)..........................       102         89        93         92        173
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  2.652   $  3.958  $  3.687   $  3.090  $   2.941
Accumulation unit value at end of period..........  $  3.278   $  2.652  $  3.958   $  3.687  $   3.090
Number of accumulation units outstanding at end of
   period (in thousands)..........................       538        475       666        773      1,045


                                  APP I-93

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  14.202  $   10.879  $   9.678  $  9.820  $       -
Accumulation unit value at end of period..........  $  15.875  $   14.202  $  10.879  $  9.678  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         16          21         19        22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  21.002  $   16.120  $  14.370  $ 14.361  $  12.846
Accumulation unit value at end of period..........  $  23.430  $   21.002  $  16.120  $ 14.370  $  14.361
Number of accumulation units outstanding at end of
   period (in thousands)..........................         25          50         55        56         69
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.576  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.819  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.567  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.781  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.564  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.770  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.560  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.755  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          5           -          -         -          -

                                                                 YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.433   $ 15.635  $ 14.624   $ 12.303  $  11.757
Accumulation unit value at end of period..........  $ 12.846   $ 10.433  $ 15.635   $ 14.624  $  12.303
Number of accumulation units outstanding at end of
   period (in thousands)..........................        69         72        70         63         43
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -(a)
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-94

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.554  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.724  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           -          -         -          -
HARTFORD HEALTHCARE HLS FUND -- CLASS IA
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  39.359  $   25.921  $  21.489  $ 19.799  $  18.485
Accumulation unit value at end of period..........  $  50.141  $   39.359  $  25.921  $ 21.489  $  19.799
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  36.811  $   24.364  $  20.299  $ 18.796  $  17.637
Accumulation unit value at end of period..........  $  46.661  $   36.811  $  24.364  $ 20.299  $  18.796
Number of accumulation units outstanding at end of
   period (in thousands)..........................          2          29         27        31         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  30.231  $   20.039  $  16.721  $ 15.506  $  14.572
Accumulation unit value at end of period..........  $  38.263  $   30.231  $  20.039  $ 16.721  $  15.506
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          1         2          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  35.125  $   23.330  $  19.506  $ 18.125  $  17.067
Accumulation unit value at end of period..........  $  44.369  $   35.125  $  23.330  $ 19.506  $  18.125
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           3         17        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  16.343  $   10.876  $   9.112  $  9.494  $       -
Accumulation unit value at end of period..........  $  20.602  $   16.343  $  10.876  $  9.112  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           2          1         1          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
HARTFORD HEALTHCARE HLS FUND -- CLASS IA
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 15.064   $ 20.236  $ 19.069   $ 17.151  $  15.255
Accumulation unit value at end of period..........  $ 18.485   $ 15.064  $ 20.236   $ 19.069  $  17.151
Number of accumulation units outstanding at end of
   period (in thousands)..........................         2          4         3          3          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 14.445   $ 19.502  $ 18.469   $ 16.695  $  14.924
Accumulation unit value at end of period..........  $ 17.637   $ 14.445  $ 19.502   $ 18.469  $  16.695
Number of accumulation units outstanding at end of
   period (in thousands)..........................        27         29        20         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.952   $ 16.161  $ 15.328   $ 13.876  $  12.423
Accumulation unit value at end of period..........  $ 14.572   $ 11.952  $ 16.161   $ 15.328  $  13.876
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          2         2          1         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 14.027   $ 19.004  $ 18.061   $ 16.383  $  14.696
Accumulation unit value at end of period..........  $ 17.067   $ 14.027  $ 19.004   $ 18.061  $  16.383
Number of accumulation units outstanding at end of
   period (in thousands)..........................        14         12        15         13          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-95

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  28.152  $   18.773  $  15.759  $ 14.702  $  13.899
Accumulation unit value at end of period..........  $  35.419  $   28.152  $  18.773  $ 15.759  $  14.702
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           8          7         5          5
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  32.375  $   23.155  $  19.386  $ 21.053  $  17.054
Accumulation unit value at end of period..........  $  36.057  $   32.375  $  23.155  $ 19.386  $  21.053
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  30.278  $   21.764  $  18.313  $ 19.987  $  16.272
Accumulation unit value at end of period..........  $  33.553  $   30.278  $  21.764  $ 18.313  $  19.987
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          99        625       612        585
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  31.225  $   22.478  $  18.942  $ 20.705  $  16.882
Accumulation unit value at end of period..........  $  34.551  $   31.225  $  22.478  $ 18.942  $  20.705
Number of accumulation units outstanding at end of
   period (in thousands)..........................         19          19         23        27         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  28.892  $   20.840  $  17.597  $ 19.273  $  15.746
Accumulation unit value at end of period..........  $  31.905  $   28.892  $  20.840  $ 17.597  $  19.273
Number of accumulation units outstanding at end of
   period (in thousands)..........................          8           8          8         9         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  29.077  $   21.058  $  17.852  $ 19.631  $  16.102
Accumulation unit value at end of period..........  $  31.982  $   29.077  $  21.058  $ 17.852  $  19.631
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11          12         12        12         11

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.469   $ 15.601  $ 14.886   $ 13.557  $  12.210
Accumulation unit value at end of period..........  $ 13.899   $ 11.469  $ 15.601   $ 14.886  $  13.557
Number of accumulation units outstanding at end of
   period (in thousands)..........................         8          9         7          4          3
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 13.023   $ 20.135  $ 17.463   $ 15.628  $  13.382
Accumulation unit value at end of period..........  $ 17.054   $ 13.023  $ 20.135   $ 17.463  $  15.628
Number of accumulation units outstanding at end of
   period (in thousands)..........................        19         27        30         39         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 12.488   $ 19.405  $ 16.914   $ 15.212  $  13.091
Accumulation unit value at end of period..........  $ 16.272   $ 12.488  $ 19.405   $ 16.914  $  15.212
Number of accumulation units outstanding at end of
   period (in thousands)..........................        92         84        73         60          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 12.126   $ 18.909  $ 16.540   $ 14.928  $  12.892
Accumulation unit value at end of period..........  $ 15.746   $ 12.126  $ 18.909   $ 16.540  $  14.928
Number of accumulation units outstanding at end of
   period (in thousands)..........................        12         25        28         30        150
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 12.450   $ 19.493  $ 17.119   $ 15.513  $  13.450
Accumulation unit value at end of period..........  $ 16.102   $ 12.450  $ 19.493   $ 17.119  $  15.513
Number of accumulation units outstanding at end of
   period (in thousands)..........................        10         10         9          7          5


                                  APP I-96

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $   4.746  $    3.287  $   2.842  $  2.941  $   2.369
Accumulation unit value at end of period..........  $   5.081  $    4.746  $   3.287  $  2.842  $   2.941
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $   4.436  $    3.088  $   2.683  $  2.791  $   2.259
Accumulation unit value at end of period..........  $   4.726  $    4.436  $   3.088  $  2.683  $   2.791
Number of accumulation units outstanding at end of
   period (in thousands)..........................         41         235      1,251     1,153      1,003
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  29.089  $   20.279  $  17.651  $ 18.384  $  14.907
Accumulation unit value at end of period..........  $  30.944  $   29.089  $  20.279  $ 17.651  $  18.384
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11          11         12        14         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $   4.231  $    2.955  $   2.577  $  2.690  $   2.185
Accumulation unit value at end of period..........  $   4.492  $    4.231  $   2.955  $  2.577  $   2.690
Number of accumulation units outstanding at end of
   period (in thousands)..........................         39          37         37        40         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  16.042  $   11.228  $   9.812  $ 10.000  $       -
Accumulation unit value at end of period..........  $  16.997  $   16.042  $  11.228  $  9.812  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           3          3         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  27.088  $   18.998  $  16.635  $ 17.430  $  14.218
Accumulation unit value at end of period..........  $  28.644  $   27.088  $  18.998  $ 16.635  $  17.430
Number of accumulation units outstanding at end of
   period (in thousands)..........................         10          16         16        17         20

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  1.833   $  3.086  $  2.701   $  2.361  $   1.951
Accumulation unit value at end of period..........  $  2.369   $  1.833  $  3.086   $  2.701  $   2.361
Number of accumulation units outstanding at end of
   period (in thousands)..........................        75         87        79         73         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  1.756   $  2.972  $  2.615   $  2.297  $   1.907
Accumulation unit value at end of period..........  $  2.259   $  1.756  $  2.972   $  2.615  $   2.297
Number of accumulation units outstanding at end of
   period (in thousands)..........................       230        187       131        104          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.605   $ 19.666  $ 17.329   $ 15.243  $  12.679
Accumulation unit value at end of period..........  $ 14.907   $ 11.605  $ 19.666   $ 17.329  $  15.243
Number of accumulation units outstanding at end of
   period (in thousands)..........................        61         59        66         97         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  1.705   $  2.895  $  2.556   $  2.253  $   1.878
Accumulation unit value at end of period..........  $  2.185   $  1.705  $  2.895   $  2.556  $   2.253
Number of accumulation units outstanding at end of
   period (in thousands)..........................        44         46        58         92        684
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.136   $ 18.985  $ 16.829   $ 14.893  $  12.462
Accumulation unit value at end of period..........  $ 14.218   $ 11.136  $ 18.985   $ 16.829  $  14.893
Number of accumulation units outstanding at end of
   period (in thousands)..........................        20         19        17         13         10


                                  APP I-97

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  34.004  $   25.713  $  22.479  $ 22.728  $  19.798
Accumulation unit value at end of period..........  $  37.849  $   34.004  $  25.713  $ 22.479  $  22.728
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  14.766  $   11.221  $   9.859  $ 10.018  $   8.770
Accumulation unit value at end of period..........  $  16.353  $   14.766  $  11.221  $  9.859  $  10.018
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1         144        144       169        173
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  17.516  $   13.331  $  11.731  $ 11.938  $  10.466
Accumulation unit value at end of period..........  $  19.370  $   17.516  $  13.331  $ 11.731  $  11.938
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  30.235  $   23.057  $  20.330  $ 20.730  $  18.212
Accumulation unit value at end of period..........  $  33.368  $   30.235  $  23.057  $ 20.330  $  20.730
Number of accumulation units outstanding at end of
   period (in thousands)..........................          3           3          9         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  16.311  $   12.489  $  11.055  $ 11.318  $   9.983
Accumulation unit value at end of period..........  $  17.929  $   16.311  $  12.489  $ 11.055  $  11.318
Number of accumulation units outstanding at end of
   period (in thousands)..........................         14          15         16        17         17
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.668  $   10.816  $  10.058  $  9.400  $   8.744
Accumulation unit value at end of period..........  $  11.296  $   10.668  $  10.816  $ 10.058  $   9.400
Number of accumulation units outstanding at end of
   period (in thousands)..........................        379         347        338       292        228

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 13.988   $ 24.596  $ 23.225   $ 20.256  $  18.479
Accumulation unit value at end of period..........  $ 19.798   $ 13.988  $ 24.596   $ 23.225  $  20.256
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          3         5          6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  6.228   $ 11.006  $ 10.444   $  9.155  $   8.393
Accumulation unit value at end of period..........  $  8.770   $  6.228  $ 11.006   $ 10.444  $   9.155
Number of accumulation units outstanding at end of
   period (in thousands)..........................       182        194       195        207          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  7.443   $ 13.174  $ 12.520   $ 10.991  $  10.092
Accumulation unit value at end of period..........  $ 10.466   $  7.443  $ 13.174   $ 12.520  $  10.991
Number of accumulation units outstanding at end of
   period (in thousands)..........................         3          4         5          6        177
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $ 12.977   $ 23.014  $ 21.917   $ 19.279  $  17.737
Accumulation unit value at end of period..........  $ 18.212   $ 12.977  $ 23.014   $ 21.917  $  19.279
Number of accumulation units outstanding at end of
   period (in thousands)..........................         8          7        12         14         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  7.142   $ 12.717  $ 12.159   $ 10.739  $   9.919
Accumulation unit value at end of period..........  $  9.983   $  7.142  $ 12.717   $ 12.159  $  10.739
Number of accumulation units outstanding at end of
   period (in thousands)..........................        18         17        15         17         13
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  7.602   $  8.230  $  7.863   $  7.502  $   7.323
Accumulation unit value at end of period..........  $  8.744   $  7.602  $  8.230   $  7.863  $   7.502
Number of accumulation units outstanding at end of
   period (in thousands)..........................        50         33        34         18         16


                                  APP I-98

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  18.799  $   19.155  $  17.901  $ 16.816  $  15.719
Accumulation unit value at end of period..........  $  19.807  $   18.799  $  19.155  $ 17.901  $  16.816
Number of accumulation units outstanding at end of
   period (in thousands)..........................          6         190        514       609      1,015
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  16.659  $   17.000  $  15.911  $ 14.968  $  14.013
Accumulation unit value at end of period..........  $  17.526  $   16.659  $  17.000  $ 15.911  $  14.968
Number of accumulation units outstanding at end of
   period (in thousands)..........................         33          35         34        36         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $   9.486  $    9.700  $   9.097  $  8.575  $   8.044
Accumulation unit value at end of period..........  $   9.960  $    9.486  $   9.700  $  9.097  $   8.575
Number of accumulation units outstanding at end of
   period (in thousands)..........................        141         158        260       245        223
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  11.319  $   11.596  $  10.897  $ 10.642  $       -
Accumulation unit value at end of period..........  $  11.860  $   11.319  $  11.596  $ 10.897  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          9          10          9        38          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  15.514  $   15.926  $  14.996  $ 14.192  $  13.367
Accumulation unit value at end of period..........  $  16.223  $   15.514  $  15.926  $ 14.996  $  14.192
Number of accumulation units outstanding at end of
   period (in thousands)..........................         40          49         53        50         65
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  11.413  $   11.608  $  11.195  $ 10.674  $  10.284
Accumulation unit value at end of period..........  $  11.734  $   11.413  $  11.608  $ 11.195  $  10.674
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 13.736   $ 14.944  $ 14.349   $ 13.760  $  13.498
Accumulation unit value at end of period..........  $ 15.719   $ 13.736  $ 14.944   $ 14.349  $  13.760
Number of accumulation units outstanding at end of
   period (in thousands)..........................       144        176       127        120          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 12.264   $ 13.363  $ 12.850   $ 12.341  $  12.124
Accumulation unit value at end of period..........  $ 14.013   $ 12.264  $ 13.363   $ 12.850  $  12.341
Number of accumulation units outstanding at end of
   period (in thousands)..........................        93         87        79         63        160
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  7.054   $  7.701  $  7.420   $  7.141  $   7.029
Accumulation unit value at end of period..........  $  8.044   $  7.054  $  7.701   $  7.420  $   7.141
Number of accumulation units outstanding at end of
   period (in thousands)..........................       225        216       272        297        395
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 11.768   $ 12.900  $ 12.479   $ 12.057  $  11.917
Accumulation unit value at end of period..........  $ 13.367   $ 11.768  $ 12.900   $ 12.479  $  12.057
Number of accumulation units outstanding at end of
   period (in thousands)..........................        76         74        53         33         24
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  9.948   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.284   $  9.948  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          -         -          -          -


                                  APP I-99

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.110  $   11.357  $  11.007  $ 10.548  $  10.214
Accumulation unit value at end of period..........  $  11.366  $   11.110  $  11.357  $ 11.007  $  10.548
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          40         42        43          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.021  $   11.283  $  10.951  $ 10.511  $  10.192
Accumulation unit value at end of period..........  $  11.258  $   11.021  $  11.283  $ 10.951  $  10.511
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.903  $   11.184  $  10.878  $ 10.461  $  10.164
Accumulation unit value at end of period..........  $  11.115  $   10.903  $  11.184  $ 10.878  $  10.461
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           2         36        32          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.204  $   10.488  $  10.221  $ 10.064  $       -
Accumulation unit value at end of period..........  $  10.381  $   10.204  $  10.488  $ 10.221  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.671  $   10.990  $  10.732  $ 10.362  $  10.108
Accumulation unit value at end of period..........  $  10.835  $   10.671  $  10.990  $ 10.732  $  10.362
Number of accumulation units outstanding at end of
   period (in thousands)..........................         11          14         13        13         17
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  12.548  $   12.548  $  12.548  $ 12.548  $  12.548
Accumulation unit value at end of period..........  $  12.561  $   12.548  $  12.548  $ 12.548  $  12.548
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7          16         54        37         50

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  9.929   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.214   $  9.929  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  9.948   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.192   $  9.948  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  9.916   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.164   $  9.916  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  9.901   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..........  $ 10.108   $  9.901  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         9          9         -          -          -
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $ 12.540   $ 12.278  $ 11.699   $ 11.174  $  10.865
Accumulation unit value at end of period..........  $ 12.548   $ 12.540  $ 12.278   $ 11.699  $  11.174
Number of accumulation units outstanding at end of
   period (in thousands)..........................        38         30        39         20         31


                                  APP I-100

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  11.647  $   11.706  $  11.765  $ 11.823  $  11.883
Accumulation unit value at end of period..........  $  11.601  $   11.647  $  11.706  $ 11.765  $  11.823
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -          27         45       136        139
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  11.008  $   11.080  $  11.152  $ 11.225  $  11.298
Accumulation unit value at end of period..........  $  10.948  $   11.008  $  11.080  $ 11.152  $  11.225
Number of accumulation units outstanding at end of
   period (in thousands)..........................          1           2          2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $   3.635  $    3.666  $   3.697  $  3.729  $   3.760
Accumulation unit value at end of period..........  $   3.608  $    3.635  $   3.666  $  3.697  $   3.729
Number of accumulation units outstanding at end of
   period (in thousands)..........................         38          40         83       121         98
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $   9.744  $    9.847  $   9.951  $  9.995  $       -
Accumulation unit value at end of period..........  $   9.652  $    9.744  $   9.847  $  9.951  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           0          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.251  $   10.380  $  10.511  $ 10.643  $  10.777
Accumulation unit value at end of period..........  $  10.134  $   10.251  $  10.380  $ 10.511  $  10.643
Number of accumulation units outstanding at end of
   period (in thousands)..........................          7           9         10        11         20
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $  10.090  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.954  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -

                                                                 YEAR ENDING DECEMBER 31,
                                                    ------------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $ 11.935   $ 11.744  $ 11.246   $ 10.795  $  10.549
Accumulation unit value at end of period..........  $ 11.883   $ 11.935  $ 11.744   $ 11.246  $  10.795
Number of accumulation units outstanding at end of
   period (in thousands)..........................        26         29        16         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.364   $ 11.199  $ 10.741   $ 10.326  $  10.106
Accumulation unit value at end of period..........  $ 11.298   $ 11.364  $ 11.199   $ 10.741  $  10.326
Number of accumulation units outstanding at end of
   period (in thousands)..........................       104        101        96          2         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  3.790   $  3.743  $  3.597   $  3.464  $   3.397
Accumulation unit value at end of period..........  $  3.760   $  3.790  $  3.743   $  3.597  $   3.464
Number of accumulation units outstanding at end of
   period (in thousands)..........................       113         72        95        176         62
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $ 10.905   $ 10.811  $ 10.432   $ 10.088  $   9.933
Accumulation unit value at end of period..........  $ 10.777   $ 10.905  $ 10.811   $ 10.432  $  10.088
Number of accumulation units outstanding at end of
   period (in thousands)..........................        16         11         5          3          2
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -


                                  APP I-101

                                                                YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014        2013       2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $  10.090  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.943  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          4           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  10.090  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.939  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         26           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $  10.090  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.935  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         51           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $  10.090  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.930  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................          -           -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $  10.090  $        -  $       -  $      -  $       -
Accumulation unit value at end of period..........  $  10.926  $        -  $       -  $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         27           -          -         -          -

                                                               YEAR ENDING DECEMBER 31,
                                                    ---------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -          -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 20, 2014.



(b) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.




                                  APP I-102

                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

 MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00% -- METHOD TWO
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
Accumulation unit value at beginning of period....................      $  8.24     $   8.62     $  8.35      $  8.39
Accumulation unit value at end of period..........................      $  8.42     $   8.24     $  8.62      $  8.35
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
ALLIANCEBERNSTEIN HIGH INCOME FUND
Accumulation unit value at beginning of period....................      $  9.38     $   9.50     $  8.60      $  9.29
Accumulation unit value at end of period..........................      $  8.95     $   9.38     $  9.50      $  8.60
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period....................      $ 23.12     $  21.38     $ 17.94      $ 22.33
Accumulation unit value at end of period..........................      $ 21.36     $  23.12     $ 21.38      $ 17.94
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period....................      $  8.58     $   7.82     $  7.27      $  7.21
Accumulation unit value at end of period..........................      $  8.75     $   8.58     $  7.82      $  7.27
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
AVE MARIA GROWTH FUND
Accumulation unit value at beginning of period....................      $ 30.19     $  23.71     $ 20.67      $ 20.56
Accumulation unit value at end of period..........................      $ 28.24     $  30.19     $ 23.71      $ 20.67
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
AVE MARIA OPPORTUNITY FUND
Accumulation unit value at beginning of period....................      $ 14.08     $  11.38     $ 10.99      $ 10.85
Accumulation unit value at end of period..........................      $ 12.10     $  14.08     $ 11.38      $ 10.99
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
AVE MARIA RISING DIVIDEND FUND
Accumulation unit value at beginning of period....................      $ 17.56     $  13.49     $ 12.68      $ 12.51
Accumulation unit value at end of period..........................      $ 17.72     $  17.56     $ 13.49      $ 12.68
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
CALAMOS GLOBAL EQUITY FUND
Accumulation unit value at beginning of period....................      $ 15.33     $  13.14     $ 12.06      $     -
Accumulation unit value at end of period..........................      $ 12.33     $  15.33     $ 13.14      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
CALAMOS INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period....................      $ 19.96     $  18.04     $     -      $     -
Accumulation unit value at end of period..........................      $ 16.59     $  19.96     $     -      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -



                                   APP I-2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE APPRECIATION FUND
Accumulation unit value at beginning of period....................      $ 19.35     $  15.70     $ 13.82      $ 14.82
Accumulation unit value at end of period..........................      $ 20.51     $  19.35     $ 15.70      $ 13.82
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
CLEARBRIDGE SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period....................      $ 28.38     $  20.10     $ 20.34      $     -
Accumulation unit value at end of period..........................      $ 28.18     $  28.38     $ 20.10      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
DELAWARE DIVERSIFIED INCOME FUND
Accumulation unit value at beginning of period....................      $  8.89     $   9.35     $  9.18      $     -
Accumulation unit value at end of period..........................      $  8.97     $   8.89     $  9.35      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
DELAWARE EXTENDED DURATION BOND FUND
Accumulation unit value at beginning of period....................      $  6.23     $   6.79     $  6.50      $     -
Accumulation unit value at end of period..........................      $  6.62     $   6.23     $  6.79      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of period....................      $ 43.48     $  32.94     $ 29.76      $ 32.75
Accumulation unit value at end of period..........................      $ 45.47     $  43.48     $ 32.94      $ 29.76
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
DREYFUS INTERMEDIATE TERM INCOME FUND
Accumulation unit value at beginning of period....................      $ 13.61     $  14.14     $ 13.63      $ 13.08
Accumulation unit value at end of period..........................      $ 13.91     $  13.61     $ 14.14      $ 13.63
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
Accumulation unit value at beginning of period....................      $ 22.96     $  17.03     $ 15.40      $     -
Accumulation unit value at end of period..........................      $ 23.32     $  22.96     $ 17.03      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FEDERATED CLOVER SMALL VALUE FUND
Accumulation unit value at beginning of period....................      $ 25.91     $  20.80     $ 20.09      $     -
Accumulation unit value at end of period..........................      $ 24.84     $  25.91     $ 20.80      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of period....................      $ 51.36     $  42.11     $ 38.87      $ 47.23
Accumulation unit value at end of period..........................      $ 43.58     $  51.36     $ 42.11      $ 38.87
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of period....................      $ 28.12     $  22.31     $ 19.81      $ 20.64
Accumulation unit value at end of period..........................      $ 29.29     $  28.12     $ 22.31      $ 19.81
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FRANKLIN SMALL-MID CAP GROWTH FUND
Accumulation unit value at beginning of period....................      $ 41.00     $  33.93     $ 33.80      $ 37.31
Accumulation unit value at end of period..........................      $ 36.15     $  41.00     $ 33.93      $ 33.80
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                   APP I-3

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
Accumulation unit value at beginning of period....................      $  9.12     $   8.95     $  8.79      $  9.51
Accumulation unit value at end of period..........................      $  9.01     $   9.12     $  8.95      $  8.79
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period....................      $ 44.08     $  39.03     $ 33.36      $ 38.95
Accumulation unit value at end of period..........................      $ 41.25     $  44.08     $ 39.03      $ 33.36
Number of accumulation units outstanding at end of period
   (in thousands).................................................           40           36          35           41
GOLDMAN SACHS SATELLITE STRATEGIES
Accumulation unit value at beginning of period....................      $  8.16     $   8.22     $  7.39      $  8.42
Accumulation unit value at end of period..........................      $  7.89     $   8.16     $  8.22      $  7.39
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of period....................      $ 16.91     $  12.63     $ 12.88      $     -
Accumulation unit value at end of period..........................      $ 16.67     $  16.91     $ 12.63      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period....................      $ 10.66     $   9.19     $  8.32      $  8.59
Accumulation unit value at end of period..........................      $ 10.36     $  10.66     $  9.19      $  8.32
Number of accumulation units outstanding at end of period
   (in thousands).................................................          259            2         265          301
INVESCO TECHNOLOGY FUND
Accumulation unit value at beginning of period....................      $ 38.05     $  33.35     $ 31.37      $ 32.42
Accumulation unit value at end of period..........................      $ 36.78     $  38.05     $ 33.35      $ 31.37
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JANUS FORTY FUND
Accumulation unit value at beginning of period....................      $ 40.48     $  37.95     $ 30.77      $ 33.29
Accumulation unit value at end of period..........................      $ 29.38     $  40.48     $ 37.95      $ 30.77
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JANUS GLOBAL RESEARCH FUND
Accumulation unit value at beginning of period....................      $ 60.91     $  47.99     $ 40.42      $ 47.22
Accumulation unit value at end of period..........................      $ 64.73     $  60.91     $ 47.99      $ 40.42
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JANUS OVERSEAS FUND
Accumulation unit value at beginning of period....................      $ 36.73     $  34.03     $ 31.28      $ 50.54
Accumulation unit value at end of period..........................      $ 31.44     $  36.73     $ 34.03      $ 31.28
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period....................      $ 35.92     $  25.32     $ 22.34      $ 24.68
Accumulation unit value at end of period..........................      $ 34.54     $  35.92     $ 25.32      $ 22.34
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period....................      $ 31.78     $  24.83     $     -      $     -
Accumulation unit value at end of period..........................      $ 34.53     $  31.78     $     -      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                   APP I-4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
Accumulation unit value at beginning of period....................      $ 17.23     $  16.10     $ 14.66      $ 15.80
Accumulation unit value at end of period..........................      $ 17.65     $  17.23     $ 16.10      $ 14.66
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
Accumulation unit value at beginning of period....................      $ 17.85     $  16.25     $ 14.55      $ 15.90
Accumulation unit value at end of period..........................      $ 18.31     $  17.85     $ 16.25      $ 14.55
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
Accumulation unit value at beginning of period....................      $ 17.22     $  15.39     $ 13.58      $ 15.22
Accumulation unit value at end of period..........................      $ 17.74     $  17.22     $ 15.39      $ 13.58
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
Accumulation unit value at beginning of period....................      $ 18.50     $  16.08     $ 14.04      $ 15.99
Accumulation unit value at end of period..........................      $ 19.07     $  18.50     $ 16.08      $ 14.04
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
Accumulation unit value at beginning of period....................      $ 17.68     $  15.20     $ 13.16      $ 15.21
Accumulation unit value at end of period..........................      $ 18.26     $  17.68     $ 15.20      $ 13.16
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
Accumulation unit value at beginning of period....................      $ 18.96     $  16.07     $ 13.89      $ 16.01
Accumulation unit value at end of period..........................      $ 19.56     $  18.96     $ 16.07      $ 13.89
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
Accumulation unit value at beginning of period....................      $ 17.92     $  15.28     $ 13.20      $ 15.25
Accumulation unit value at end of period..........................      $ 18.51     $  17.92     $ 15.28      $ 13.20
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
Accumulation unit value at beginning of period....................      $ 17.89     $  15.27     $ 13.20      $ 15.27
Accumulation unit value at end of period..........................      $ 18.48     $  17.89     $ 15.27      $ 13.20
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
Accumulation unit value at beginning of period....................      $ 19.58     $  16.41     $ 15.66      $     -
Accumulation unit value at end of period..........................      $ 20.42     $  19.58     $ 16.41      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            1            -           -            -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
Accumulation unit value at beginning of period....................      $ 17.14     $  16.37     $ 15.24      $ 16.09
Accumulation unit value at end of period..........................      $ 17.53     $  17.14     $ 16.37      $ 15.24
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
LIFEPATH(R) 2025 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 13.10     $  12.19     $ 11.29      $     -
Accumulation unit value at end of period..........................      $ 12.78     $  13.10     $ 12.19      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                   APP I-5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2035 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 13.77     $  12.51     $ 11.45      $     -
Accumulation unit value at end of period..........................      $ 13.41     $  13.77     $ 12.51      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
LIFEPATH(R) 2045 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 14.39     $  12.75     $ 11.55      $     -
Accumulation unit value at end of period..........................      $ 14.04     $  14.39     $ 12.75      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
LIFEPATH(R) 2055 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 14.62     $  12.73     $ 11.46      $     -
Accumulation unit value at end of period..........................      $ 14.30     $  14.62     $ 12.73      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
LKCM AQUINAS GROWTH FUND
Accumulation unit value at beginning of period....................      $ 21.44     $  18.53     $ 16.86      $ 16.61
Accumulation unit value at end of period..........................      $ 17.21     $  21.44     $ 18.53      $ 16.86
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
LKCM AQUINAS VALUE FUND
Accumulation unit value at beginning of period....................      $ 17.99     $  14.18     $ 12.72      $ 12.68
Accumulation unit value at end of period..........................      $ 16.87     $  17.99     $ 14.18      $ 12.72
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period....................      $ 22.83     $  17.82     $ 15.37      $ 15.26
Accumulation unit value at end of period..........................      $ 24.53     $  22.83     $ 17.82      $ 15.37
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
MFS(R) CORE EQUITY FUND
Accumulation unit value at beginning of period....................      $ 26.94     $  20.21     $ 17.43      $ 17.73
Accumulation unit value at end of period..........................      $ 27.61     $  26.94     $ 20.21      $ 17.43
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
MFS(R) HIGH INCOME FUND
Accumulation unit value at beginning of period....................      $  3.60     $   3.59     $  3.36      $  3.46
Accumulation unit value at end of period..........................      $  3.48     $   3.60     $  3.59      $  3.36
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at beginning of period....................      $ 13.66     $   9.98     $  8.59      $  9.15
Accumulation unit value at end of period..........................      $ 13.81     $  13.66     $  9.98      $  8.59
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
MFS(R) NEW DISCOVERY FUND
Accumulation unit value at beginning of period....................      $ 26.90     $  20.93     $ 17.32      $ 27.00
Accumulation unit value at end of period..........................      $ 23.01     $  26.90     $ 20.93      $ 17.32
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period....................      $ 20.85     $  18.62     $ 16.95      $ 16.42
Accumulation unit value at end of period..........................      $ 21.52     $  20.85     $ 18.62      $ 16.95
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                   APP I-6

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE FUND
Accumulation unit value at beginning of period....................      $ 33.20     $  25.35     $ 22.38      $ 22.81
Accumulation unit value at end of period..........................      $ 34.94     $  33.20     $ 25.35      $ 22.38
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
Accumulation unit value at beginning of period....................      $ 22.75     $  18.34     $ 16.70      $ 17.37
Accumulation unit value at end of period..........................      $ 21.13     $  22.75     $ 18.34      $ 16.70
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
Accumulation unit value at beginning of period....................      $ 33.10     $  28.03     $     -      $     -
Accumulation unit value at end of period..........................      $ 35.72     $  33.10     $     -      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
NUVEEN SMALL CAP INDEX FUND
Accumulation unit value at beginning of period....................      $ 14.96     $  11.51     $ 10.42      $ 12.13
Accumulation unit value at end of period..........................      $ 14.62     $  14.96     $ 11.51      $ 10.42
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
Accumulation unit value at beginning of period....................      $ 25.15     $  21.13     $ 21.50      $ 27.22
Accumulation unit value at end of period..........................      $ 22.08     $  25.15     $ 21.13      $ 21.50
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
OPPENHEIMER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period....................      $ 59.87     $  48.38     $ 42.82      $ 43.58
Accumulation unit value at end of period..........................      $ 59.33     $  59.87     $ 48.38      $ 42.82
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
OPPENHEIMER EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of period....................      $ 31.49     $  25.51     $ 23.38      $     -
Accumulation unit value at end of period..........................      $ 32.11     $  31.49     $ 25.51      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period....................      $ 78.78     $  64.50     $ 54.04      $ 60.37
Accumulation unit value at end of period..........................      $ 76.02     $  78.78     $ 64.50      $ 54.04
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Accumulation unit value at beginning of period....................      $ 16.44     $  31.51     $ 34.68      $ 49.84
Accumulation unit value at end of period..........................      $ 13.57     $  16.44     $ 31.51      $ 34.68
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
Accumulation unit value at beginning of period....................      $ 14.89     $  12.06     $ 10.32      $     -
Accumulation unit value at end of period..........................      $ 13.87     $  14.89     $ 12.06      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
OPPENHEIMER RISING DIVIDENDS FUND
Accumulation unit value at beginning of period....................      $ 19.72     $  18.17     $     -      $     -
Accumulation unit value at end of period..........................      $ 19.99     $  19.72     $     -      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                   APP I-7

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN III FUND
Accumulation unit value at beginning of period....................      $  9.38     $   9.89     $  9.64      $     -
Accumulation unit value at end of period..........................      $  9.30     $   9.38     $  9.89      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
PIONEER FUNDAMENTAL GROWTH FUND
Accumulation unit value at beginning of period....................      $ 16.76     $  13.72     $     -      $     -
Accumulation unit value at end of period..........................      $ 18.58     $  16.76     $     -      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Accumulation unit value at beginning of period....................      $ 49.49     $  45.09     $ 48.49      $     -
Accumulation unit value at end of period..........................      $ 39.62     $  49.49     $ 45.09      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period....................      $ 16.65     $  14.14     $ 12.37      $ 13.72
Accumulation unit value at end of period..........................      $ 16.81     $  16.65     $ 14.14      $ 12.37
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period....................      $  8.31     $   6.87     $  5.92      $  6.98
Accumulation unit value at end of period..........................      $  6.97     $   8.31     $  6.87      $  5.92
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
THE HARTFORD BALANCED INCOME FUND
Accumulation unit value at beginning of period....................      $ 13.11     $  12.15     $ 11.20      $ 11.25
Accumulation unit value at end of period..........................      $ 13.55     $  13.11     $ 12.15      $ 11.20
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
THE HARTFORD GLOBAL ALL-ASSET FUND
Accumulation unit value at beginning of period....................      $ 12.47     $  11.42     $ 10.35      $ 11.58
Accumulation unit value at end of period..........................      $ 10.83     $  12.47     $ 11.42      $ 10.35
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
THE HARTFORD HIGH YIELD FUND
Accumulation unit value at beginning of period....................      $  7.65     $   7.62     $  7.37      $     -
Accumulation unit value at end of period..........................      $  7.45     $   7.65     $  7.62      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
Accumulation unit value at beginning of period....................      $ 18.35     $  13.80     $ 11.15      $ 14.32
Accumulation unit value at end of period..........................      $ 13.42     $  18.35     $ 13.80      $ 11.15
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
THE HARTFORD MIDCAP VALUE FUND
Accumulation unit value at beginning of period....................      $ 16.56     $  13.59     $ 11.05      $ 13.28
Accumulation unit value at end of period..........................      $ 15.84     $  16.56     $ 13.59      $ 11.05
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
TIAA-CREF BOND INDEX FUND
Accumulation unit value at beginning of period....................      $ 10.54     $  11.00     $ 10.80      $     -
Accumulation unit value at end of period..........................      $ 10.92     $  10.54     $ 11.00      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                   APP I-8

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
Accumulation unit value at beginning of period....................      $ 14.33     $  10.96     $  9.95      $     -
Accumulation unit value at end of period..........................      $ 15.74     $  14.33     $ 10.96      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
Accumulation unit value at beginning of period....................      $ 19.15     $  14.61     $ 13.30      $     -
Accumulation unit value at end of period..........................      $ 20.99     $  19.15     $ 14.61      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
Accumulation unit value at beginning of period....................      $ 16.52     $  13.08     $ 12.11      $     -
Accumulation unit value at end of period..........................      $ 17.91     $  16.52     $ 13.08      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
Accumulation unit value at beginning of period....................      $ 18.48     $  15.05     $ 13.34      $ 13.27
Accumulation unit value at end of period..........................      $ 18.75     $  18.48     $ 15.05      $ 13.34
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 12.37     $  11.17     $ 10.34      $ 10.65
Accumulation unit value at end of period..........................      $ 12.52     $  12.37     $ 11.17      $ 10.34
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 12.54     $  11.16     $ 10.17      $ 10.55
Accumulation unit value at end of period..........................      $ 12.70     $  12.54     $ 11.16      $ 10.17
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 12.92     $  11.14     $  9.97      $ 10.44
Accumulation unit value at end of period..........................      $ 13.09     $  12.92     $ 11.14      $  9.97
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
Accumulation unit value at beginning of period....................      $ 12.78     $  10.83     $  9.67      $ 10.18
Accumulation unit value at end of period..........................      $ 12.95     $  12.78     $ 10.83      $  9.67
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
Accumulation unit value at beginning of period....................      $ 10.85     $  10.54     $ 10.18      $ 10.24
Accumulation unit value at end of period..........................      $ 10.99     $  10.85     $ 10.54      $ 10.18
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
Accumulation unit value at beginning of period....................      $ 11.32     $  11.08     $ 10.67      $ 10.62
Accumulation unit value at end of period..........................      $ 11.49     $  11.32     $ 11.08      $ 10.67
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FUNDSMANAGER 50% PORTFOLIO
Accumulation unit value at beginning of period....................      $ 11.98     $  10.59     $  9.75      $ 10.01
Accumulation unit value at end of period..........................      $ 12.35     $  11.98     $ 10.59      $  9.75
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                   APP I-9

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER 60% PORTFOLIO
Accumulation unit value at beginning of period....................      $ 11.79     $  10.43     $  9.51      $  9.88
Accumulation unit value at end of period..........................      $ 11.95     $  11.79     $ 10.43      $  9.51
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
Accumulation unit value at beginning of period....................      $ 11.98     $  10.02     $  9.02      $  9.46
Accumulation unit value at end of period..........................      $ 12.37     $  11.98     $ 10.02      $  9.02
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
Accumulation unit value at beginning of period....................      $ 12.03     $   9.60     $  8.55      $  9.17
Accumulation unit value at end of period..........................      $ 12.41     $  12.03     $  9.60      $  8.55
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period....................      $ 25.11     $  21.03     $ 19.34      $ 19.32
Accumulation unit value at end of period..........................      $ 27.09     $  25.11     $ 21.03      $ 19.34
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            0           0            0
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period....................      $ 59.65     $  43.37     $ 37.20      $ 42.36
Accumulation unit value at end of period..........................      $ 54.71     $  59.65     $ 43.37      $ 37.20
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period....................      $ 27.05     $  21.46     $ 19.34      $ 19.50
Accumulation unit value at end of period..........................      $ 26.45     $  27.05     $ 21.46      $ 19.34
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD GLOBAL GROWTH HLS FUND
Accumulation unit value at beginning of period....................      $ 23.31     $      -     $     -      $     -(a)
Accumulation unit value at end of period..........................      $ 23.74     $      -     $     -      $     -
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD HEALTHCARE HLS FUND
Accumulation unit value at beginning of period....................      $ 25.67     $  18.11     $ 15.07      $ 13.89
Accumulation unit value at end of period..........................      $ 30.02     $  25.67     $ 18.11      $ 15.07
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period....................      $ 37.87     $  28.16     $ 23.77      $ 26.01
Accumulation unit value at end of period..........................      $ 37.28     $  37.87     $ 28.16      $ 23.77
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period....................      $ 26.43     $  19.74     $ 17.07      $ 17.66
Accumulation unit value at end of period..........................      $ 23.33     $  26.43     $ 19.74      $ 17.07
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period....................      $ 58.07     $  44.73     $ 39.95      $ 40.98
Accumulation unit value at end of period..........................      $ 63.49     $  58.07     $ 44.73      $ 39.95
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -


                                  APP I-10

                                                                                  YEAR ENDING DECEMBER 31,
                                                                        -------------------------------------------------
SUB-ACCOUNT                                                              2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period....................      $ 11.35     $  11.99     $ 11.63      $ 10.90
Accumulation unit value at end of period..........................      $ 11.63     $  11.35     $ 11.99      $ 11.63
Number of accumulation units outstanding at end of period
   (in thousands).................................................            4            4           4            4
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period....................      $ 10.32     $  10.75     $ 10.68      $ 10.46
Accumulation unit value at end of period..........................      $ 10.37     $  10.32     $ 10.75      $ 10.68
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period....................      $ 10.00     $  10.00     $ 10.00      $ 10.00
Accumulation unit value at end of period..........................      $ 10.01     $  10.00     $ 10.00      $ 10.00
Number of accumulation units outstanding at end of period
   (in thousands).................................................            -            -           -            -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 20, 2014.




                                  APP I-11

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS STANDARD (SERIES II)
ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




- AB Global Bond Fund -- Class A


- AB Global Risk Allocation Fund -- Class A


- AB High Income Fund -- Class A


- AB International Value Fund -- Class A


- AllianzGI NFJ International Value Fund -- Class A


- American Century Heritage Fund -- Class A


- American Century Small Cap Value Fund -- Class A


- American Century Ultra(R) Fund -- Class A


- American Funds Capital World Growth and Income Fund(SM) -- Class R3


- American Funds EuroPacific Growth Fund(R) -- Class R3


- American Funds The Growth Fund of America(R) -- Class R3


- Ariel Appreciation Fund -- Investor Class


- Ariel Fund -- Investor Class


- Artisan Mid Cap Value Fund -- Investor Class


- Ave Maria Growth Fund


- Ave Maria Opportunity Fund


- Ave Maria Rising Dividend Fund


- Baron Small Cap Fund -- Retail Shares


- BlackRock LifePath(R) 2020 Fund -- Institutional Shares


- BlackRock LifePath(R) 2030 Fund -- Institutional Shares


- BlackRock LifePath(R) 2040 Fund -- Institutional Shares


- BlackRock LifePath(R) 2050 Fund -- Institutional Shares


- BlackRock LifePath(R) Retirement Fund -- Institutional Shares


- Calamos Global Equity Fund -- Class A


- Calamos International Growth Fund -- Class A


- Calvert Equity Portfolio -- Class A


- ClearBridge Appreciation Fund -- Class A


- ClearBridge Small Cap Growth Fund -- Class A


- ClearBridge Value Trust -- Class FI


- CRM Mid Cap Value Fund -- Investor Shares


- Davis New York Venture Fund -- Class A


- Delaware Diversified Income Fund -- Class A


- Delaware Extended Duration Bond Fund -- Class A


- Domini Social Equity Fund(R) -- Investor Class


- Dreyfus Midcap Index Fund, Inc.


- Dreyfus Smallcap Stock Index Fund


- Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A


- Federated Clover Small Value Fund -- Class A


- Fidelity Advisor(R) Real Estate Fund -- Class T


- Franklin Small Cap Value Fund -- Class A


- Goldman Sachs Absolute Return Tracker -- Class A


- Goldman Sachs Government Income Fund -- Class A


- Goldman Sachs High Yield Fund -- Class A


- Goldman Sachs Mid Cap Value Fund -- Class A


- Goldman Sachs Satellite Strategies -- Class A


- Hartford Balanced HLS Fund -- Class IA


- Hartford Balanced Income Fund -- Class R4


- Hartford Global All-Asset Fund -- Class R4


- Hartford Growth Opportunities HLS Fund -- Class IA


- Hartford High Yield Fund -- Class R4


- Hartford International Opportunities HLS Fund -- Class IA

- Hartford International Small Company Fund -- Class R4


- Hartford MidCap Value Fund -- Class R4


- Hartford SmallCap Growth HLS Fund -- Class IA


- Hartford Total Return Bond HLS Fund -- Class IA


- Hartford Value HLS Fund -- Class IA


- Highland Premier Growth Equity Fund -- Class A


- Hotchkis and Wiley Large Cap Value Fund -- Class A


- Invesco American Franchise Fund -- Class A


- Invesco Comstock Fund -- Class A


- Invesco Equity and Income Fund -- Class A


- Invesco Real Estate Fund -- Class A


- JPMorgan Large Cap Growth Fund -- Class A


- JPMorgan SmartRetirement(R) 2015 Fund -- Class A


- JPMorgan SmartRetirement(R) 2020 Fund -- Class A


- JPMorgan SmartRetirement(R) 2025 Fund -- Class A


- JPMorgan SmartRetirement(R) 2030 Fund -- Class A


- JPMorgan SmartRetirement(R) 2035 Fund -- Class A


- JPMorgan SmartRetirement(R) 2040 Fund -- Class A


- JPMorgan SmartRetirement(R) 2045 Fund -- Class A


- JPMorgan SmartRetirement(R) 2050 Fund -- Class A


- JPMorgan SmartRetirement(R) 2055 Fund -- Class A


- JPMorgan SmartRetirement(R) Income Fund -- Class A


- Keeley Small Cap Value Fund -- Class A


- LKCM Aquinas Growth Fund


- LKCM Aquinas Value Fund


- Lord Abbett Value Opportunities Fund -- Class P


- MassMutual Premier Disciplined Growth Fund -- Class R4


- MassMutual RetireSMART(SM) 2010 Fund -- Class R4


- MassMutual RetireSMART(SM) 2015 Fund -- Class R4


- MassMutual RetireSMART(SM) 2020 Fund -- Class R4


- MassMutual RetireSMART(SM) 2025 Fund -- Class R4


- MassMutual RetireSMART(SM) 2030 Fund -- Class R4


- MassMutual RetireSMART(SM) 2035 Fund -- Class R4


- MassMutual RetireSMART(SM) 2040 Fund -- Class R4


- MassMutual RetireSMART(SM) 2045 Fund -- Class R4


- MassMutual RetireSMART(SM) 2050 Fund -- Class R4


- MassMutual RetireSMART(SM) 2055 Fund -- Class R4


- MassMutual RetireSMART(SM) in Retirement Fund -- Class R4


- MassMutual Select Blue Chip Growth Fund -- Class R4


- MassMutual Select Diversified Value Fund -- Class R4


- MassMutual Select Focused Value Fund -- Class R4


- MassMutual Select Fundamental Value Fund -- Class R4


- MassMutual Select Growth Opportunities Fund -- Class R4


- MassMutual Select Mid Cap Growth Equity II Fund -- Class R4


- MassMutual Select Overseas Fund -- Class R4


- MassMutual Select Strategic Bond Fund -- Class R4


- MassMutual Select Total Return Bond Fund -- Class R4


- MFS(R) Government Securities Fund -- Class R3


- MFS(R) International New Discovery Fund -- Class A


- MFS(R) International Value Fund -- Class R3


- MFS(R) New Discovery Fund -- Class R3


- MM MSCI EAFE(R) International Index Fund -- Class R4


- MM Russell 2000(R) Small Cap Index Fund -- Class R4


- MM S&P 500(R) Index Fund -- Class R4


- MM S&P(R) Mid Cap Index Fund -- Class R4


- Neuberger Berman Socially Responsive Fund -- Class A


- Neuberger Berman Socially Responsive Fund -- Trust Class


- Nuveen Santa Barbara Dividend Growth Fund -- Class A


- Nuveen Small Cap Index Fund -- Class A


- Nuveen Tradewinds International Value -- Class A


- Oppenheimer Developing Markets Fund -- Class A


- Oppenheimer Equity Income Fund -- Class A


- Oppenheimer International Diversified Fund -- Class A


- Oppenheimer Rising Dividends Fund -- Class A


- PIMCO Real Return Fund -- Class A


- PIMCO Total Return Fund -- Class A


- PIMCO Total Return III Fund -- Class Admin


- Pioneer Fundamental Growth Fund -- Class A


- Prudential Jennison Natural Resources Fund, Inc. -- Class A


- RidgeWorth Large Cap Value Equity Fund -- Class A


- Royce Value Plus Fund -- Service Class


- SSgA S&P 500 Index Fund -- Class N


- Templeton Growth Fund, Inc. -- Class A


- TIAA-CREF Bond Index Fund -- Retirement Class


- TIAA-CREF Equity Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Value Index Fund -- Retirement Class


- Timothy Plan Large/Mid-Cap Value Fund -- Class A


- Victory Diversified Stock Fund -- Class A


- Victory Munder Mid-Cap Core Growth Fund -- Class A


- Victory Special Value Fund -- Class A

        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               5
FEE TABLE..........................................................................................................               7
SUMMARY............................................................................................................              11
PERFORMANCE RELATED INFORMATION....................................................................................              14
HARTFORD LIFE INSURANCE COMPANY....................................................................................              15
THE SEPARATE ACCOUNT...............................................................................................              15
THE FUNDS..........................................................................................................              15
GENERAL ACCOUNT OPTION.............................................................................................              27
CONTRACT CHARGES...................................................................................................              28
   Contingent Deferred Sales Charge................................................................................              28
   Annual Maintenance Fee..........................................................................................              29
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              29
   Mortality and Expense Risk and Administrative Charge............................................................              30
   Loan Fees.......................................................................................................              31
   Premium Taxes...................................................................................................              31
   Transfer Fee....................................................................................................              31
   Experience Rating under the Contracts...........................................................................              31
   Negotiated Charges and Fees.....................................................................................              31
   Charges of the Funds............................................................................................              31
   Plan Related Expenses...........................................................................................              31
THE CONTRACTS......................................................................................................              32
   The Contracts Offered...........................................................................................              32
   Assignments.....................................................................................................              32
   Pricing and Crediting of Contributions..........................................................................              32
   May I cancel my certificate?....................................................................................              32
   What is a Surrender Charge Offset?..............................................................................              32
   May I make changes in the amounts of my Contribution?...........................................................              33
   Can you transfer from one Sub-Account to another?...............................................................              33
   What is a Sub-Account Transfer?.................................................................................              33
   What Happens When you Request a Sub-Account Transfer?...........................................................              33
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              33
   Fund Trading Policies...........................................................................................              34
   How are you affected by frequent Sub-Account Transfers?.........................................................              35
   General Account Option Transfers................................................................................              35
   Telephone and Internet Transfers................................................................................              36
   Dollar Cost Averaging...........................................................................................              36
   May I request a loan from my Participant Account?...............................................................              37
   How do I know what my Participant Account is worth?.............................................................              37
   How are the underlying Fund shares valued?......................................................................              38
DEATH BENEFITS.....................................................................................................              38
   Determination of the Beneficiary................................................................................              38
   Death before the Annuity Commencement Date......................................................................              38
   Calculation of the death benefit................................................................................              38
   Death on or after the Annuity Commencement Date.................................................................              39
SETTLEMENT PROVISIONS..............................................................................................              39
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              39
   May I Surrender once Annuity Payouts have started?..............................................................              40
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              40
   What is the minimum amount that I may select for an Annuity Payout?.............................................              40
   How are Contributions made to establish an Annuity Account?.....................................................              40
   Can a Contract be suspended by a Contract Owner?................................................................              40
   Annuity Payout Options..........................................................................................              40
   Systematic Withdrawal Option....................................................................................              41
   How are Variable Annuity Payouts determined?....................................................................              42
MORE INFORMATION...................................................................................................              43
   Can a Contract be modified?.....................................................................................              43
   Can Hartford waive any rights under a Contract?.................................................................              43
   How Contracts Are Sold..........................................................................................              43
   Who is the custodian of the Separate Account's assets?..........................................................              44
   Are there any material legal proceedings affecting the Separate Account?........................................              45
   How may I get additional information?...........................................................................              45
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              46
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


ANNUAL MAINTENANCE FEE (5).........................................................................    $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................             1.25%


      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)                                         0.16%     15.68%+
----------------------------------------------------------------------------------------------------------------

+ The maximum rate does not reflect the contractual fee waiver received from the fund company.


     The BlackRock Lifepath(R) Retirement Funds, the JPMorgan SmartRetirement(R) Funds, and the MassMutual RetireSMART(SM) Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.


      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                              1 YR.      3 YRS.       5 YRS.      10 YRS.     1 YR.      3 YRS.      5 YRS.      10 YRS.
                            ---------   ---------   ---------    ---------  --------    --------    --------   ----------
1.25%.....................  $   2,151   $   4,833   $   6,926    $  10,418  $  1,735    $  4,634    $  6,856   $   10,388
1.05%.....................  $   2,131   $   4,790   $   6,874    $  10,380  $  1,715    $  4,590    $  6,803   $   10,350
0.85%.....................  $   2,112   $   4,747   $   6,822    $  10,341  $  1,694    $  4,545    $  6,751   $   10,311
0.75%.....................  $   2,102   $   4,725   $   6,796    $  10,321  $  1,684    $  4,523    $  6,724   $   10,291
0.65%.....................  $   2,092   $   4,704   $   6,769    $  10,301  $  1,674    $  4,501    $  6,697   $   10,271
0.50%.....................  $   2,078   $   4,671   $   6,729    $  10,270  $  1,658    $  4,467    $  6,657   $   10,240
0.35%.....................  $   2,063   $   4,638   $   6,689    $  10,238  $  1,643    $  4,433    $  6,616   $   10,208
0.15%.....................  $   2,043   $   4,594   $   6,635    $  10,195  $  1,623    $  4,388    $  6,561   $   10,165
0.00%.....................  $   2,029   $   4,561   $   6,594    $  10,162  $  1,607    $  4,354    $  6,520   $   10,132


MORTALITY AND EXPENSE RISK              IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                    YOUR CONTRACT
--------------------------  ---------------------------------------------
                               1 YR.     3 YRS.      5 YRS.      10 YRS.
                            ---------   --------    ---------   ---------
1.25%.....................  $   1,765   $  4,664    $  6,886    $  10,418
1.05%.....................  $   1,745   $  4,620    $  6,833    $  10,380
0.85%.....................  $   1,724   $  4,575    $  6,781    $  10,341
0.75%.....................  $   1,714   $  4,553    $  6,754    $  10,321
0.65%.....................  $   1,704   $  4,531    $  6,727    $  10,301
0.50%.....................  $   1,688   $  4,497    $  6,687    $  10,270
0.35%.....................  $   1,673   $  4,463    $  6,646    $  10,238
0.15%.....................  $   1,653   $  4,418    $  6,591    $  10,195
0.00%.....................  $   1,637   $  4,384    $  6,550    $  10,162


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                MORTALITY AND
                                                                                                              EXPENSE RISK AND
TOTAL VALUE OF ACCOUNTS UNDER A CONTRACT                                                                    ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99.....................................................................................            1.25%
$3,500,000.00 to $4,999,999.99..........................................................................            1.05%
$5,000,000.00 to $24,999,999.99.........................................................................            0.85%
$25,000,000.00 to $34,999,999.99........................................................................            0.75%
$35,000,000.00 to $49,999,999.99........................................................................            0.65%
$50,000,000.00 to $69,999,999.99........................................................................            0.50%
$70,000,000.00 to $84,999,999.99........................................................................            0.35%
$85,000,000.00 to $99,999,999.99........................................................................            0.15%
$100,000,000.00 and over................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, Administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the separate account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.


      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.


                                  THE FUNDS


      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.


      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

      Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.


      Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
-----------------------------------------------------------------------------------------------------------------------
   AB Global Bond Fund -- Class A        To generate income consistent with        ABIS - AllianceBernstein Investor
                                         preservation of capital                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN GLOBAL BOND FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   AB Global Risk Allocation Fund --     Total return consistent with reasonable   ABIS - AllianceBernstein Investor
     Class A                             risks through a combination of income     Services, Inc.
                                         and long-term growth of capital

        FORMERLY ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   AB High Income Fund -- Class A        Seeks to maximize total returns from      ABIS - AllianceBernstein Investor
                                         price appreciation and income             Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN HIGH INCOME FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   AB International Value Fund --        Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ International Value     Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

-----------------------------------------------------------------------------------------------------------------------
   American Century Heritage             Seeks long-term capital growth.           American Century Investment
     Fund -- Class A                                                               Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
   American Century Small Cap Value      The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth. Income is a secondary objective   Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
   American Century Ultra(R) Fund --     The fund seeks long-term capital          American Century Investment
     Class A                             growth                                    Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
   American Funds Capital World          Seeks to provide long-term growth of      Capital Research and Management
     Growth and Income Fund(SM) --       capital while providing current income.   Company
     Class R3

-----------------------------------------------------------------------------------------------------------------------
   American Funds EuroPacific            Seeks to achieve long-term growth of      Capital Research and Management
     Growth Fund(R) -- Class R3          capital.                                  Company

-----------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.       Capital Research and Management
     of America(R) -- Class R3                                                     Company

-----------------------------------------------------------------------------------------------------------------------
   Ariel Appreciation Fund --            Pursues long-term capital appreciation    Ariel Investments, LLC
     Investor Class                      by investing in undervalued companies
                                         that show strong potential for growth.

-----------------------------------------------------------------------------------------------------------------------
   Ariel Fund -- Investor Class          Pursues long-term capital appreciation    Ariel Investments, LLC
                                         by investing in undervalued companies
                                         that show strong potential for growth.

-----------------------------------------------------------------------------------------------------------------------
   Artisan Mid Cap Value Fund --         Seeks maximum long-term capital           Artisan Partners Limited Partnership
     Investor Class                      growth

-----------------------------------------------------------------------------------------------------------------------
   Ave Maria Growth Fund                 Long-term capital appreciation            Schwartz Investment Counsel, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Ave Maria Opportunity Fund            Long-term capital appreciation            Schwartz Investment Counsel, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Ave Maria Rising Dividend Fund        Long-term capital appreciation            Schwartz Investment Counsel, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Baron Small Cap Fund --               Seeks capital appreciation through        BAMCO, Inc.
     Retail Shares                       investments primarily in securities of
                                         small-sized companies

-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2020 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2020 PORTFOLIO(R) -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2030 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2030 PORTFOLIO(R) -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2040 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2040 PORTFOLIO(R) -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2050 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2050 PORTFOLIO -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Retirement      To seek to provide for retirement         BlackRock Fund Advisors
     Fund -- Institutional Shares        outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) RETIREMENT PORTFOLIO -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   Calamos Global Equity Fund --         Long-term capital growth                  Calamos Advisors LLC
     Class A

-----------------------------------------------------------------------------------------------------------------------
   Calamos International Growth          Long-term capital growth                  Calamos Advisors LLC
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Calvert Equity Portfolio -- Class A   Seeks growth of capital through           Calvert Investment Management Inc.
                                         investment in stocks of issuers in        Sub-advised by Atlanta Capital
                                         industries believed to offer              Management Company, LLC.
                                         opportunities for potential capital
                                         appreciation and which meet the
                                         Fund's investment criteria including
                                         financial, sustainability and social
                                         responsibility factors

-----------------------------------------------------------------------------------------------------------------------
   ClearBridge Appreciation Fund --      Seeks to provide long-term                Legg Mason Partners Fund Advisor,
     Class A                             appreciation of shareholder's capital.    LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

-----------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
     Fund -- Class A                                                               LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

-----------------------------------------------------------------------------------------------------------------------
   ClearBridge Value Trust -- Class FI   Seeks long-term capital growth            Legg Mason Partners Fund Advisor,
                                                                                   LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

-----------------------------------------------------------------------------------------------------------------------
   CRM Mid Cap Value Fund --             Seeks long-term capital appreciation      Cramer Rosenthal McGlynn, LLC
     Investor Shares

-----------------------------------------------------------------------------------------------------------------------
   Davis New York Venture Fund --        Long-term growth of capital               Davis Selected Advisers, L.P.
     Class A                                                                       Sub-advised by Davis Selected
                                                                                   Advisers - NY, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Delaware Diversified Income           Seeks maximum long-term total             Delaware Management Company
     Fund -- Class A                     return, consistent with reasonable risk.

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Delaware Extended Duration Bond       Seeks to provide investors with total     Delaware Management Company
     Fund -- Class A                     return.

-----------------------------------------------------------------------------------------------------------------------
   Domini Social Equity Fund(R) --       Seeks to provide long-term total          Wellington Management Company,
     Investor Class                      return.                                   LLP

-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Midcap Index Fund, Inc.       The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) MidCap 400 Index.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Smallcap Stock Index Fund     The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) SmallCap 600 Index.

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance-Atlanta Capital SMID-     To seek long-term capital growth          Boston Management & Research
     Cap Fund -- Class A                                                           Sub-advised by Atlanta Capital
                                                                                   Management Company, LLC

-----------------------------------------------------------------------------------------------------------------------
   Federated Clover Small Value          Seeks capital appreciation.               Federated Global Investment
     Fund -- Class A                                                               Management Corp.

-----------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Real Estate       Seeks above-average income and long-      SelectCo
     Fund -- Class T                     term capital growth, consistent with      Sub-advised by FMRC
                                         reasonable investment risk. The fund
                                         seeks to provide a yield that exceeds
                                         the composite yield of the S&P 500
                                         Index.

-----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value Fund --      Seeks long-term total return.             Franklin Advisory Services, LLC
     Class A

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Absolute Return         Seeks long-term total return consistent   Goldman Sachs Asset Management,
     Tracker -- Class A                  with investment results that              L.P.
                                         approximate the return and risk
                                         patterns of a diversified universe of
                                         hedge funds.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Government              Seeks a high level of current income,     Goldman Sachs Asset Management,
     Income Fund -- Class A              consistent with safety of principal.      L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Yield Fund --      Seeks a high level of current income      Goldman Sachs Asset Management,
     Class A                             and may also consider the potential for   L.P.
                                         capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value           Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Satellite               Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Strategies -- Class A                                                         L.P.

-----------------------------------------------------------------------------------------------------------------------
   Hartford Balanced Income Fund --      Seeks to provide current income with      Hartford Funds Management
     Class R4                            growth of capital as a secondary          Company, LLC
                                         objective.                                Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED INCOME FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Global All-Asset Fund --     Seeks to provide long-term total          Hartford Funds Management
     Class R4                            return.                                   Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GLOBAL ALL-ASSET FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Hartford High Yield Fund --           Seeks to provide high current income,     Hartford Funds Management
     Class R4                            and long-term total return                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HIGH YIELD FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford International Small          Seeks capital appreciation                Hartford Funds Management
     Company Fund -- Class R4                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford MidCap Value Fund --         Seeks long-term capital appreciation      Hartford Funds Management
     Class R4                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD MIDCAP VALUE FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Highland Premier Growth Equity        Long-term growth of capital and future    Highland Capital Management Fund
     Fund -- Class A                     income rather than current income.        Advisors, L.P.
                                                                                   Sub-advised by GE Asset
                                                                                   Management Incorporated

-----------------------------------------------------------------------------------------------------------------------
   Hotchkis and Wiley Large Cap          Current income and long-term growth       Hotchkis and Wiley Capital
     Value Fund -- Class A               of income, as well as capital             Management, LLC
                                         appreciation

-----------------------------------------------------------------------------------------------------------------------
   Invesco American Franchise            Seeks long-term capital appreciation.     Invesco Advisers, Inc.
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Invesco Comstock Fund -- Class A      Seeks capital growth and income.          Invesco Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Invesco Real Estate Fund -- Class A   Seeks total return through capital        Invesco Advisers, Inc.
                                         growth and current income.

-----------------------------------------------------------------------------------------------------------------------
   JPMorgan Large Cap Growth             Seeks long-term capital appreciation.     JPMorgan Investment Advisors
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2015      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2020      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2025      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2030      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2035      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2040      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2045      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2050      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2055      The fund seeks total return with a shift  JPMorgan Investment Advisors
     Fund -- Class A                     to current income and some capital
                                         appreciation over time as the fund
                                         approaches and passes the target
                                         retirement date.

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R)           Seeks current income and some capital     JPMorgan Investment Advisors
     Income Fund -- Class A              appreciation

--------------------------------------------------------------------------------------------------------------------
   Keeley Small Cap Value Fund --        Seeks long-term capital appreciation      Keeley Investment Corp.
     Class A                             through investments in small
                                         capitalization companies that we
                                         believe are undervalued. Companies
                                         generally have a market capitalization
                                         below $3.5 billion at the time of
                                         purchase.

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Growth Fund              Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Value Fund               Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------
   Lord Abbett Value Opportunities       Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Fund -- Class P

--------------------------------------------------------------------------------------------------------------------
   MassMutual Premier Disciplined        Seeks to outperform the total return      MML Investment Advisers, LLC
     Growth Fund -- Class R4             performance of its benchmark index,       Sub-advised by Babson Capital
                                         the Russell 1000(R) Growth Index, while   Management LLC
                                         maintaining risk characteristics similar
                                         to those of the benchmark.

--------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2010       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2015       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2020       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2025       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2030       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2035       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2040       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2045       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2050       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2055       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class R4         return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Blue Chip           Seeks growth of capital over the long     MML Investment Advisers, LLC
     Growth Fund -- Class R4             term.                                     Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Loomis, Sayles &
                                                                                   Company, L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Diversified Value   Seeks to achieve long-term growth of      MML Investment Advisers, LLC
     Fund -- Class R4                    capital and income by investing           Sub-advised by Brandywine Global
                                         primarily in a diversified portfolio of   Investment Management,
                                         equity securities of larger, well-        LLC/Loomis, Sayles & Company, L.P.
                                         established companies.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Focused Value       Seeks growth of capital over the          MML Investment Advisers, LLC
     Fund -- Class R4                    long-term.                                Sub-advised by Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Fundamental         Seeks long-term total return.             MML Investment Advisers, LLC
     Value Fund -- Class R4                                                        Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Growth              Seeks long-term capital appreciation.     MML Investment Advisers, LLC
     Opportunities Fund -- Class R4                                                Sub-advised by Sands Capital
                                                                                   Management, LLC/Jackson Square
                                                                                   Partners, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Mid Cap Growth      Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Equity II Fund -- Class R4          term.                                     Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Frontier Capital
                                                                                   Management Company, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Overseas            Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Fund -- Class R4                    term by investing in foreign equity       Sub-advised by J.P. Morgan
                                         securities.                               Investment Management
                                                                                   Inc./Massachusetts Financial Services
                                                                                   Company/Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Strategic Bond      Seeks a superior total rate of return by  MML Investment Advisers, LLC
     Fund -- Class R4                    investing in fixed income instruments.    Sub-advised by Western Asset
                                                                                   Management Company/Western
                                                                                   Asset Management Company
                                                                                   Limited

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Total Return        Seeks maximum total return,               MML Investment Advisers, LLC
     Bond Fund -- Class R4               consistent with preservation of capital   Sub-advised by Metropolitan West
                                         and prudent investment management.        Asset Management, LLC

        FORMERLY MASSMUTUAL SELECT PIMCO TOTAL RETURN FUND -- CLASS R4
------------------------------------------------------------------------------------------------------------------------
   MFS(R) Government Securities          Seeks total return with an emphasis on    MFS Investment Management
     Fund -- Class R3                    current income, but also considering
                                         capital appreciation

------------------------------------------------------------------------------------------------------------------------
   MFS(R) International New Discovery    Seeks capital appreciation                MFS Investment Management
     Fund -- Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/1/2006.
------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Fund --    Seeks capital appreciation                MFS Investment Management
     Class R3

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2012.
------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Fund --          Seeks capital appreciation                 MFS Investment Management
     Class R3

------------------------------------------------------------------------------------------------------------------------
   MM MSCI EAFE(R) International         Seeks to provide investment results        MML Investment Advisers, LLC
     Index Fund -- Class R4              approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the MSCI EAFE(R) Index.

------------------------------------------------------------------------------------------------------------------------
   MM Russell 2000(R) Small Cap Index    Seeks to provide investment results        MML Investment Advisers, LLC
     Fund -- Class R4                    approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Russell 2000(R) Index.

------------------------------------------------------------------------------------------------------------------------
   MM S&P 500(R) Index Fund --           Seeks to approximate as closely as         MML Investment Advisers, LLC
     Class R4                            practicable (before fees and expenses)     Sub-advised by Northern Trust
                                         the capitalization-weighted total rate of  Investments, Inc.
                                         return of that portion of the U.S.
                                         market for publicly-traded common
                                         stocks composed of larger-capitalized
                                         companies.

------------------------------------------------------------------------------------------------------------------------
   MM S&P(R) Mid Cap Index Fund --       Seeks to provide investment results        MML Investment Advisers, LLC
     Class R4                            approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Standard & Poor's
                                         MidCap 400(R) Index (S&P MidCap 400
                                         Index).

------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by       Neuberger Berman Management
     Responsive Fund -- Class A          investing primarily in securities of       LLC
                                         companies that meet the Fund's             Sub-advised by Neuberger Berman
                                         financial criteria and social policy       LLC

------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by       Neuberger Berman Management
     Responsive Fund -- Trust Class      investing primarily in securities of       LLC
                                         companies that meet the Fund's             Sub-advised by Neuberger Berman
                                         financial criteria and social policy       LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 10/15/2009.
------------------------------------------------------------------------------------------------------------------------
   Nuveen Santa Barbara Dividend         To seek an attractive total return         Nuveen Fund Advisors
     Growth Fund -- Class A              comprised of income from dividends         Sub-advised by Santa Barbara Asset
                                         and long-term capital appreciation.        Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Small Cap Index Fund --        Track Russell 2000 Index performance       Nuveen Fund Advisors
     Class A                                                                        Sub-advised by Nuveen Asset
                                                                                    Management, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
------------------------------------------------------------------------------------------------------------------------
   Nuveen Tradewinds International       Long-term capital appreciation             Nuveen Fund Advisors
     Value -- Class A                                                               Sub-advised by Santa Barbara Asset
                                                                                    Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Developing Markets        Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Equity Income             Provide total return potential by          OFI Global Asset Management, Inc.
     Fund -- Class A                     investing in dividend-paying stocks.       Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International             The Fund seeks to achieve high total       OFI Global Asset Management, Inc.
     Diversified Fund -- Class A         return through both capital                Sub-advised by OppenheimerFunds,
                                         appreciation and income.                   Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Rising Dividends          Seeks total return                         OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Fund --             Seeks maximum real return, consistent      Pacific Investment Management
     Class A                             with preservation of capital and           Company LLC
                                         prudent investment management

------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Fund --            Seeks maximum total return,                Pacific Investment Management
     Class A                             consistent with preservation of capital    Company LLC
                                         and prudent investment management

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2012.
------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return III Fund --        Seeks maximum total return,                Pacific Investment Management
     Class Admin                         consistent with preservation of capital    Company LLC
                                         and prudent investment management

------------------------------------------------------------------------------------------------------------------------
   Pioneer Fundamental Growth            Long-term capital growth                   Pioneer Investment Management,
     Fund -- Class A                                                                Inc.

------------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Natural           Long-term growth of capital                Prudential Investments LLC
     Resources Fund, Inc. -- Class A                                                Sub-advised by Jennison Associates
                                                                                    LLC

------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Large Cap Value Equity     Seeks to provide a high level of capital   RidgeWorth Investments
     Fund -- Class A                     appreciation. As a secondary goal, the     Sub-advised by Ceredex Value
                                         Fund also seeks to provide current         Advisors LLC
                                         income.

------------------------------------------------------------------------------------------------------------------------
   Royce Value Plus Fund --              Long-term growth of capital                Royce & Associates, LLC
     Service Class

        FORMERLY ROYCE VALUE PLUS FUND -- INVESTMENT CLASS
------------------------------------------------------------------------------------------------------------------------
   SSgA S&P 500 Index Fund --            Seeks to replicate the total return of     SSgA Funds Management, Inc.
     Class N                             the Standard & Poor's 500 Index

        FORMERLY SSGA S&P 500 INDEX FUND -- INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------
   Templeton Growth Fund, Inc. --        Long-term capital growth.                  Templeton Global Advisors Limited
     Class A

------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Bond Index Fund --          Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly from current income, by
                                         primarily investing in a portfolio of
                                         fixed-income securities that is designed
                                         to produce a return that corresponds
                                         with the total return of the U.S.
                                         investment-grade bond market based
                                         on a broad bond index.

------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Equity Index Fund --        Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities selected
                                         to track the overall U.S. equity markets
                                         based on a market index.

------------------------------------------------------------------------------------------------------------------------



                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Growth            Seeks a favorable long-term total          Teachers Advisors, Inc.
     Index Fund -- Retirement Class      return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic growth companies based on
                                         a market index.

--------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Value Index       Seeks a favorable long-term total          Teachers Advisors, Inc.
     Fund -- Retirement Class            return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic value companies based on a
                                         market index.

--------------------------------------------------------------------------------------------------------------------
   Timothy Plan Large/Mid-Cap Value      Long-term growth of capital, with          Timothy Partners, Ltd
     Fund -- Class A                     secondary objective of current income.     Sub-advised by Westwood
                                                                                    Management Corp

--------------------------------------------------------------------------------------------------------------------
   Victory Diversified Stock Fund --     Provide long-term growth of capital        Victory Capital Management Inc.
     Class A

--------------------------------------------------------------------------------------------------------------------
   Victory Munder Mid-Cap Core           Provide long-term capital appreciation.    Victory Capital Management Inc.
     Growth Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   Victory Special Value Fund --         Long-term growth of capital and            Victory Capital Management Inc.
     Class A                             dividend income

--------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
--------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
--------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities         Seeks capital appreciation.                Hartford Funds Management
     HLS Fund -- Class IA                                                           Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

--------------------------------------------------------------------------------------------------------------------
   Hartford SmallCap Growth HLS          Seeks long-term capital appreciation       Hartford Funds Management
     Fund -- Class IA                                                               Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

--------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.              Hartford Funds Management
     Class IA                                                                       Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

--------------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital.         Hartford Funds Management
     Opportunities HLS Fund --                                                      Company, LLC
     Class IA                                                                       Sub-advised by Wellington
                                                                                    Management Company, LLP

--------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with     Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective            Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

--------------------------------------------------------------------------------------------------------------------
   Hartford Value HLS Fund --            Seeks long-term total return               Hartford Funds Management
     Class IA                                                                       Company, LLC
                                                                                    Sub-advised by Wellington
                                                                                    Management Company, LLP

--------------------------------------------------------------------------------------------------------------------


     MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as

"mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


      For Example:


           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.



           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.



      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.



      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.




                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      - death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      - severance from employment with the Employer,

      - attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................            1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

      For Example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.


      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.


      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.


      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.



      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.




                               DEATH BENEFITS


      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity
Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.




                            SETTLEMENT PROVISIONS


      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED, OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the

Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").



      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.


      Upon suspension of all other contracts, Hartford will not accept future contributions.


ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.


      Financial Intermediaries receive commissions (describd below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.


      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.

      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.


      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
APPENDIX I -- ACCUMULATION UNIT VALUES.......................................................................    APP I-1
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.


            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.994   $ 11.236  $  10.498  $ 10.195  $       -
Accumulation unit value at end of period.................  $ 11.755   $ 10.994  $  11.236  $ 10.498  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.605   $ 10.975  $  10.382  $ 10.167  $       -
Accumulation unit value at end of period.................  $ 11.199   $ 10.605  $  10.975  $ 10.382  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -



                                   APP I-1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.802   $ 13.812  $  11.913  $ 11.199  $  10.036
Accumulation unit value at end of period.................  $ 14.817   $ 13.802  $  13.812  $ 11.913  $  11.199
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.455   $ 14.647  $  12.792  $ 12.177  $  11.050
Accumulation unit value at end of period.................  $ 15.325   $ 14.455  $  14.647  $ 12.792  $  12.177
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5          5         4          4
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.045   $  9.222  $   8.177  $  9.722  $   8.972
Accumulation unit value at end of period.................  $ 12.693   $ 12.045  $   9.222  $  8.177  $   9.722
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.836   $  8.401  $   7.542  $  9.081  $   8.486
Accumulation unit value at end of period.................  $ 11.278   $ 10.836  $   8.401  $  7.542  $   9.081
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3          4         3          3

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.393   $ 13.408  $ 13.186   $ 11.794  $  11.640
Accumulation unit value at end of period.................  $ 11.050   $  9.393  $ 13.408   $ 13.186  $  11.794
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          6         7          4          1
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.451   $ 13.743  $ 13.757   $ 10.978  $  10.000
Accumulation unit value at end of period.................  $  8.486   $  6.451  $ 13.743   $ 13.757  $  10.978
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          0          -


                                   APP I-2

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.647   $ 11.861  $  10.002  $ 10.291  $       -
Accumulation unit value at end of period.................  $ 13.056   $ 12.647  $  11.861  $ 10.002  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         11          8         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.200   $ 11.586  $   9.891  $ 10.263  $       -
Accumulation unit value at end of period.................  $ 12.438   $ 12.200  $  11.586  $  9.891  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          1         0          -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.347   $ 15.850  $  13.879  $ 17.392  $  16.823
Accumulation unit value at end of period.................  $ 18.079   $ 19.347  $  15.850  $ 13.879  $  17.392
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.467   $  8.683  $   7.698  $  9.769  $   9.568
Accumulation unit value at end of period.................  $  9.659   $ 10.467  $   8.683  $  7.698  $   9.769
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         45         43        40         42

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.218   $ 15.732  $ 15.133   $ 11.420  $  10.000
Accumulation unit value at end of period.................  $  9.568   $  7.218  $ 15.732   $ 15.133  $  11.420
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40         26        12          1          -


                                   APP I-3

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.660   $ 10.579  $   8.712  $ 10.619  $       -
Accumulation unit value at end of period.................  $ 11.005   $ 11.660  $  10.579  $  8.712  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.247   $ 10.333  $   8.616  $ 10.590  $       -
Accumulation unit value at end of period.................  $ 10.483   $ 11.247  $  10.333  $  8.616  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.259   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 11.068   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.245   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 10.915   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-4

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.136   $ 16.458  $  14.145  $ 15.194  $  12.286
Accumulation unit value at end of period.................  $ 23.061   $ 22.136  $  16.458  $ 14.145  $  15.194
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 22.791   $ 17.158  $  14.933  $ 16.242  $  13.298
Accumulation unit value at end of period.................  $ 23.449   $ 22.791  $  17.158  $ 14.933  $  16.242
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          5         3          1
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.289   $ 12.659  $  11.115  $ 11.010  $   9.467
Accumulation unit value at end of period.................  $ 18.952   $ 17.289  $  12.659  $ 11.115  $  11.010
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.554   $ 11.531  $  10.252  $ 10.283  $   8.953
Accumulation unit value at end of period.................  $ 16.838   $ 15.554  $  11.531  $ 10.252  $  10.283
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          2         2          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.718   $ 13.621  $ 14.222   $ 12.491  $  12.292
Accumulation unit value at end of period.................  $ 13.298   $  9.718  $ 13.621   $ 14.222  $  12.491
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0         0          0          -
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.713   $ 11.703  $  9.751   $ 10.232  $  10.000
Accumulation unit value at end of period.................  $  8.953   $  6.713  $ 11.703   $  9.751  $  10.232
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2         1          0          -


                                   APP I-5

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 67.874   $ 54.513  $  45.898  $ 49.800  $  46.260
Accumulation unit value at end of period.................  $ 70.357   $ 67.874  $  54.513  $ 45.898  $  49.800
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20         23         23        21          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.939   $ 15.402  $  13.131  $ 14.427  $  13.570
Accumulation unit value at end of period.................  $ 19.388   $ 18.939  $  15.402  $ 13.131  $  14.427
Number of accumulation units outstanding at end of period
   (in thousands)........................................       180        171        206       197        158
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.412   $ 18.710  $  15.738  $ 18.268  $  16.749
Accumulation unit value at end of period.................  $ 21.759   $ 22.412  $  18.710  $ 15.738  $  18.268
Number of accumulation units outstanding at end of period
   (in thousands)........................................       183        169        156        33          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 20.951   $ 17.710  $  15.084  $ 17.730  $  16.460
Accumulation unit value at end of period.................  $ 20.088   $ 20.951  $  17.710  $ 15.084  $  17.730
Number of accumulation units outstanding at end of period
   (in thousands)........................................       165        167        188       178        163

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 35.159   $ 57.259  $ 48.909   $ 40.140  $  35.991
Accumulation unit value at end of period.................  $ 46.260   $ 35.159  $ 57.259   $ 48.909  $  40.140
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.443   $ 17.222  $ 14.895   $ 12.378  $  11.163
Accumulation unit value at end of period.................  $ 13.570   $ 10.443  $ 17.222   $ 14.895  $  12.378
Number of accumulation units outstanding at end of period
   (in thousands)........................................       158         72        50         11          -
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.075   $ 20.366  $ 17.175   $ 14.144  $  12.048
Accumulation unit value at end of period.................  $ 16.749   $ 12.075  $ 20.366   $ 17.175  $  14.144
Number of accumulation units outstanding at end of period
   (in thousands)........................................       139          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.015   $ 20.521  $ 17.524   $ 14.613  $  12.520
Accumulation unit value at end of period.................  $ 16.460   $ 12.015  $ 20.521   $ 17.524  $  14.613
Number of accumulation units outstanding at end of period
   (in thousands)........................................       136         52        31          2          -


                                   APP I-6

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 21.050   $ 15.777  $  13.126  $ 13.838  $  12.360
Accumulation unit value at end of period.................  $ 22.932   $ 21.050  $  15.777  $ 13.126  $  13.838
Number of accumulation units outstanding at end of period
   (in thousands)........................................       242        234        226       114         97
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.725   $ 13.451  $  11.332  $ 12.097  $  10.941
Accumulation unit value at end of period.................  $ 19.070   $ 17.725  $  13.451  $ 11.332  $  12.097
Number of accumulation units outstanding at end of period
   (in thousands)........................................       388        443        520       495        492
ARIEL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.419   $ 13.966  $  11.701  $ 42.390  $  35.450
Accumulation unit value at end of period.................  $ 22.084   $ 20.419  $  13.966  $ 11.701  $  42.390
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.371   $ 12.723  $  10.794  $ 11.797  $   9.986
Accumulation unit value at end of period.................  $ 19.622   $ 18.371  $  12.723  $ 10.794  $  11.797
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  9.216   $ 15.166  $ 13.714   $ 12.397  $  11.409
Accumulation unit value at end of period.................  $ 12.360   $  9.216  $ 15.166   $ 13.714  $  12.397
Number of accumulation units outstanding at end of period
   (in thousands)........................................       405          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.260   $ 13.765  $ 12.603   $ 11.536  $  10.679
Accumulation unit value at end of period.................  $ 10.941   $  8.260  $ 13.765   $ 12.603  $  11.536
Number of accumulation units outstanding at end of period
   (in thousands)........................................       482        190       106         10          -
ARIEL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.205   $ 10.603  $ 10.888   $  9.938  $  10.000
Accumulation unit value at end of period.................  $  9.986   $  6.205  $ 10.603   $ 10.888  $   9.938
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          -         -          -          -


                                   APP I-7

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ARIEL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.495   $ 12.092  $  10.050  $ 11.336  $   8.999
Accumulation unit value at end of period.................  $ 19.411   $ 17.495  $  12.092  $ 10.050  $  11.336
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.740   $ 11.016  $   9.271  $ 10.588  $   8.511
Accumulation unit value at end of period.................  $ 17.247   $ 15.740  $  11.016  $  9.271  $  10.588
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         1          1
ARTISAN MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 42.214   $ 31.086  $  27.908  $ 26.223  $  22.929
Accumulation unit value at end of period.................  $ 42.856   $ 42.214  $  31.086  $ 27.908  $  26.223
Number of accumulation units outstanding at end of period
   (in thousands)........................................       115         97         86        71         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 19.606   $ 14.619  $  13.289  $ 12.644  $  11.195
Accumulation unit value at end of period.................  $ 19.657   $ 19.606  $  14.619  $ 13.289  $  12.644
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          2         9          5

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ARIEL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  5.274   $ 10.319  $ 10.630   $  9.754  $  10.000
Accumulation unit value at end of period.................  $  8.511   $  5.274  $ 10.319   $ 10.630  $   9.754
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         0          0          -
ARTISAN MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.140   $ 11.380  $ 11.336   $ 10.051  $  10.000
Accumulation unit value at end of period.................  $ 11.195   $  8.140  $ 11.380   $ 11.336  $  10.051
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3         2          1          -


                                   APP I-8

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.092   $ 14.519  $  12.658  $ 12.590  $       -
Accumulation unit value at end of period.................  $ 20.525   $ 19.092  $  14.519  $ 12.658  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.196   $ 14.012  $  12.369  $ 12.458  $       -
Accumulation unit value at end of period.................  $ 19.319   $ 18.196  $  14.012  $ 12.369  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          6          4         3          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.677   $ 12.395  $  11.939  $ 11.787  $       -
Accumulation unit value at end of period.................  $ 14.423   $ 15.677  $  12.395  $ 11.939  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.941   $ 11.962  $  11.667  $ 11.663  $       -
Accumulation unit value at end of period.................  $ 13.575   $ 14.941  $  11.962  $ 11.667  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-9

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.295   $ 13.669  $  12.002  $ 11.470  $       -
Accumulation unit value at end of period.................  $ 19.993   $ 18.295  $  13.669  $ 12.002  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         30         19        31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.437   $ 13.191  $  11.728  $ 11.350  $       -
Accumulation unit value at end of period.................  $ 18.819   $ 17.437  $  13.191  $ 11.728  $       -
Number of accumulation units outstanding at end of
   period (in thousands).................................         5          3      5.082     3.857          -
BARON SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 24.056   $ 17.461  $  14.800  $ 15.038  $  12.180
Accumulation unit value at end of period.................  $ 24.463   $ 24.056  $  17.461  $ 14.800  $  15.038
Number of accumulation units outstanding at end of period
   (in thousands)........................................       133        109         96        80         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.401   $ 13.524  $  11.607  $ 11.942  $   9.794
Accumulation unit value at end of period.................  $ 18.480   $ 18.401  $  13.524  $ 11.607  $  11.942
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2          3         3          2

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands).................................         -          -         -          -          -
BARON SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.332   $ 12.424  $ 11.263   $ 10.199  $  10.000
Accumulation unit value at end of period.................  $  9.794   $  7.332  $ 12.424   $ 11.263  $  10.199
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2         1          0          -


                                  APP I-10

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.047   $ 10.914  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.130   $ 13.047  $  10.914  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.730   $ 10.783  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.652   $ 12.730  $  10.783  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 24.857   $ 19.059  $  16.498  $ 16.875  $  14.395
Accumulation unit value at end of period.................  $ 27.601   $ 24.857  $  19.059  $ 16.498  $  16.875
Number of accumulation units outstanding at end of period
   (in thousands)........................................        42         39         35         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.248   $ 12.615  $  11.057  $ 11.452  $   9.892
Accumulation unit value at end of period.................  $ 17.818   $ 16.248  $  12.615  $ 11.057  $  11.452
Number of accumulation units outstanding at end of period
   (in thousands)........................................        65         55         50        66         48

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.508   $ 11.792  $ 10.861   $  9.983  $  10.000
Accumulation unit value at end of period.................  $  9.892   $  7.508  $ 11.792   $ 10.861  $   9.983
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26          7         3          0          -


                                  APP I-11

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.599   $ 11.292  $   9.779  $ 10.349  $       -
Accumulation unit value at end of period.................  $ 16.166   $ 14.599  $  11.292  $  9.779  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.081   $ 11.029  $   9.671  $ 10.321  $       -
Accumulation unit value at end of period.................  $ 15.399   $ 14.081  $  11.029  $  9.671  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          1         0          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.195   $ 13.233  $  13.117  $      -  $       -
Accumulation unit value at end of period.................  $ 19.826   $ 19.195  $  13.233  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         40          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 20.721   $ 14.465  $  14.457  $      -  $       -
Accumulation unit value at end of period.................  $ 21.136   $ 20.721  $  14.465  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-12

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.236   $  8.134  $   7.018  $  7.254  $   6.760
Accumulation unit value at end of period.................  $ 12.762   $ 11.236  $   8.134  $  7.018  $   7.254
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.905   $ 10.927  $   9.546  $  9.991  $   9.428
Accumulation unit value at end of period.................  $ 16.720   $ 14.905  $  10.927  $  9.546  $   9.991
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5          5         4          4
CRM MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.102   $ 14.352  $  12.203  $ 13.140  $  11.082
Accumulation unit value at end of period.................  $ 20.200   $ 19.102  $  14.352  $ 12.203  $  13.140
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.187   $ 13.075  $  11.258  $ 12.274  $  10.482
Accumulation unit value at end of period.................  $ 17.949   $ 17.187  $  13.075  $ 11.258  $  12.274
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          1         2          2

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.740   $ 15.089  $ 16.262   $ 15.452  $  14.745
Accumulation unit value at end of period.................  $  9.428   $  6.740  $ 15.089   $ 16.262  $  15.452
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          6         3          1          -
CRM MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.266   $ 12.909  $ 11.860   $ 10.269  $  10.000
Accumulation unit value at end of period.................  $ 10.482   $  8.266  $ 12.909   $ 11.860  $  10.269
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2         1          0          -


                                  APP I-13

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 52.645   $ 39.124  $  34.707  $ 36.451  $  32.513
Accumulation unit value at end of period.................  $ 56.093   $ 52.645  $  39.124  $ 34.707  $  36.451
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          9          9         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.366   $ 13.820  $  12.414  $ 13.202  $  11.924
Accumulation unit value at end of period.................  $ 19.325   $ 18.366  $  13.820  $ 12.414  $  13.202
Number of accumulation units outstanding at end of period
   (in thousands)........................................        70         86         94        93         82
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.506   $ 10.653  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 11.044   $ 10.506  $  10.653  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.251   $ 10.525  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.642   $ 10.251  $  10.525  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          6          0         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 24.619   $ 41.050  $ 39.105   $ 33.968  $  31.860
Accumulation unit value at end of period.................  $ 32.513   $ 24.619  $ 41.050   $ 39.105  $  33.968
Number of accumulation units outstanding at end of period
   (in thousands)........................................        45          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.142   $ 15.436  $ 14.890   $ 13.097  $  12.355
Accumulation unit value at end of period.................  $ 11.924   $  9.142  $ 15.436   $ 14.890  $  13.097
Number of accumulation units outstanding at end of period
   (in thousands)........................................        90         41        25          2          -
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-14

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.142   $ 11.607  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.914   $ 11.142  $  11.607  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.871   $ 11.468  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.444   $ 10.871  $  11.468  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 48.941   $ 36.839  $  33.090  $ 32.847  $  28.890
Accumulation unit value at end of period.................  $ 55.777   $ 48.941  $  36.839  $ 33.090  $  32.847
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.931   $ 11.380  $  10.350  $ 10.404  $   9.266
Accumulation unit value at end of period.................  $ 16.805   $ 14.931  $  11.380  $ 10.350  $  10.404
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          0          1         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.921   $ 11.282  $ 11.259   $ 10.127  $  10.000
Accumulation unit value at end of period.................  $  9.266   $  6.921  $ 11.282   $ 11.259  $  10.127
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         0          0          -


                                  APP I-15

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 57.963   $ 43.626  $  37.222  $ 38.060  $  30.200
Accumulation unit value at end of period.................  $ 63.394   $ 57.963  $  43.626  $ 37.222  $  38.060
Number of accumulation units outstanding at end of period
   (in thousands)........................................        24         19         11         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.638   $ 14.204  $  12.272  $ 12.706  $  10.209
Accumulation unit value at end of period.................  $ 20.132   $ 18.638  $  14.204  $ 12.272  $  12.706
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         37         40        34         25
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 44.687   $ 31.747  $  27.365  $ 29.988  $       -
Accumulation unit value at end of period.................  $ 47.102   $ 44.687  $  31.747  $ 27.365  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13         17          9         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.823   $ 13.540  $  11.818  $ 13.059  $       -
Accumulation unit value at end of period.................  $ 19.594   $ 18.823  $  13.540  $ 11.818  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         23         20        24          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.543   $ 12.018  $ 11.314   $ 10.427  $  10.000
Accumulation unit value at end of period.................  $ 10.209   $  7.543  $ 12.018   $ 11.314  $  10.427
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25          0         0          0          -
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-16

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.058   $ 11.095  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.797   $ 15.058  $  11.095  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.693   $ 10.962  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.222   $ 14.693  $  10.962  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          4          1         -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.377   $ 10.935  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.384   $ 14.377  $  10.935  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.029   $ 10.803  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 14.824   $ 14.029  $  10.803  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-17

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.199   $ 14.993  $  12.669  $ 13.150  $  10.354
Accumulation unit value at end of period.................  $ 20.199   $ 20.199  $  14.993  $ 12.669  $  13.150
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 21.149   $ 15.896  $  13.601  $ 14.295  $  11.397
Accumulation unit value at end of period.................  $ 20.887   $ 21.149  $  15.896  $ 13.601  $  14.295
Number of accumulation units outstanding at end of period
   (in thousands)........................................        21         26         31        27         27
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.510   $  9.740  $   9.521  $ 10.171  $       -
Accumulation unit value at end of period.................  $ 10.784   $ 10.510  $   9.740  $  9.521  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.137   $  9.513  $   9.415  $ 10.143  $       -
Accumulation unit value at end of period.................  $ 10.273   $ 10.137  $   9.513  $  9.415  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.771   $ 13.214  $ 13.763   $ 11.931  $  11.639
Accumulation unit value at end of period.................  $ 11.397   $  8.771  $ 13.214   $ 13.763  $  11.931
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         16         8          0          -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-18

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.966   $ 13.299  $  12.971  $ 12.181  $       -
Accumulation unit value at end of period.................  $ 13.498   $ 12.966  $  13.299  $ 12.971  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       120        121        124       108          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.381   $ 12.858  $  12.699  $ 12.076  $       -
Accumulation unit value at end of period.................  $ 12.729   $ 12.381  $  12.858  $ 12.699  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         25         37        30          -
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.299   $ 17.021  $  14.736  $ 14.413  $  12.709
Accumulation unit value at end of period.................  $ 18.610   $ 18.299  $  17.021  $ 14.736  $  14.413
Number of accumulation units outstanding at end of period
   (in thousands)........................................       184        161        147       117         83
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.088   $ 15.153  $  13.284  $ 13.156  $  11.746
Accumulation unit value at end of period.................  $ 16.159   $ 16.088  $  15.153  $ 13.284  $  13.156
Number of accumulation units outstanding at end of period
   (in thousands)........................................        24         21         20        19         15

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.473   $ 11.742  $ 11.545   $ 10.373  $  10.233
Accumulation unit value at end of period.................  $ 12.709   $  8.473  $ 11.742   $ 11.545  $  10.373
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.930   $ 11.127  $ 11.078   $ 10.079  $  10.000
Accumulation unit value at end of period.................  $ 11.746   $  7.930  $ 11.127   $ 11.078  $  10.079
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          5         4          2          -


                                  APP I-19

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 68.057   $ 51.389  $  43.539  $ 46.621  $  37.489
Accumulation unit value at end of period.................  $ 77.074   $ 68.057  $  51.389  $ 43.539  $  46.621
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 24.942   $ 19.070  $  16.360  $ 17.738  $  14.443
Accumulation unit value at end of period.................  $ 27.895   $ 24.942  $  19.070  $ 16.360  $  17.738
Number of accumulation units outstanding at end of period
   (in thousands)........................................        24         27         29        33         38
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.494   $ 11.195  $   9.623  $ 10.625  $       -
Accumulation unit value at end of period.................  $ 11.461   $ 11.494  $  11.195  $  9.623  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.087   $ 10.934  $   9.516  $ 10.596  $       -
Accumulation unit value at end of period.................  $ 10.918   $ 11.087  $  10.934  $  9.516  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 28.252   $ 44.652  $ 43.391   $ 37.531  $  36.360
Accumulation unit value at end of period.................  $ 37.489   $ 28.252  $ 44.652   $ 43.391  $  37.531
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.021   $ 17.638  $ 17.355   $ 15.201  $  14.811
Accumulation unit value at end of period.................  $ 14.443   $ 11.021  $ 17.638   $ 17.355  $  15.201
Number of accumulation units outstanding at end of period
   (in thousands)........................................        43         41        36          2          -
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-20

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HIGHLAND PREMIER GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 49.782   $ 36.982  $  30.761  $ 30.746  $  27.627
Accumulation unit value at end of period.................  $ 56.622   $ 49.782  $  36.982  $ 30.761  $  30.746
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.442   $ 12.368  $  10.417  $ 10.543  $   9.592
Accumulation unit value at end of period.................  $ 18.469   $ 16.442  $  12.368  $ 10.417  $  10.543
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          1          3         1          1
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.513   $ 10.400  $   8.778  $  9.191  $   7.687
Accumulation unit value at end of period.................  $ 16.428   $ 14.513  $  10.400  $  8.778  $   9.191
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.661   $ 11.364  $   9.712  $ 10.297  $   8.720
Accumulation unit value at end of period.................  $ 17.507   $ 15.661  $  11.364  $  9.712  $  10.297
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          6          7         7          6

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HIGHLAND PREMIER GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.012   $ 11.163  $ 10.767   $ 10.034  $  10.000
Accumulation unit value at end of period.................  $  9.592   $  7.012  $ 11.163   $ 10.767  $  10.034
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0         0          0          -
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.593   $ 12.599  $ 14.294   $ 12.764  $  12.774
Accumulation unit value at end of period.................  $  8.720   $  6.593  $ 12.599   $ 14.294  $  12.764
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         12         7          3          1


                                  APP I-21

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.104   $ 10.095  $   8.918  $  9.304  $       -
Accumulation unit value at end of period.................  $ 15.278   $ 14.104  $  10.095  $  8.918  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.634   $  9.881  $   8.838  $ 10.350  $       -
Accumulation unit value at end of period.................  $ 14.585   $ 13.634  $   9.881  $  8.838  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          6          5         4          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.961   $ 15.499  $  13.035  $ 13.297  $  11.502
Accumulation unit value at end of period.................  $ 22.873   $ 20.961  $  15.499  $ 13.035  $  13.297
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          3         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.012   $ 13.486  $  11.485  $ 11.863  $  10.391
Accumulation unit value at end of period.................  $ 19.411   $ 18.012  $  13.486  $ 11.485  $  11.863
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         29         41        40         53

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.886   $ 13.860  $ 14.127   $ 12.172  $  11.803
Accumulation unit value at end of period.................  $ 11.502   $  8.886  $ 13.860   $ 14.127  $  12.172
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.128   $ 12.838  $ 13.250   $ 11.560  $  11.274
Accumulation unit value at end of period.................  $ 10.391   $  8.128  $ 12.838   $ 13.250  $  11.560
Number of accumulation units outstanding at end of period
   (in thousands)........................................        44         23        44          2          -


                                  APP I-22

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.905   $ 18.330  $  16.238  $ 16.441  $  14.628
Accumulation unit value at end of period.................  $ 24.983   $ 22.905  $  18.330  $ 16.238  $  16.441
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         17         11        11          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 19.746   $ 16.000  $  14.352  $ 14.714  $  13.256
Accumulation unit value at end of period.................  $ 21.270   $ 19.746  $  16.000  $ 14.352  $  14.714
Number of accumulation units outstanding at end of period
   (in thousands)........................................        86         93        109        99        106
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.453   $ 18.128  $  15.554  $ 14.458  $  11.775
Accumulation unit value at end of period.................  $ 23.641   $ 18.453  $  18.128  $ 15.554  $  14.458
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         28         43        25         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 28.458   $ 28.309  $  24.595  $ 23.150  $  19.090
Accumulation unit value at end of period.................  $ 36.007   $ 28.458  $  28.309  $ 24.595  $  23.150
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25         24         25        30         20

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  6.450   $  8.840  $  9.120   $  8.680  $   8.750
Accumulation unit value at end of period.................  $ 14.628   $  6.450  $  8.840   $  9.120  $   8.680
Number of accumulation units outstanding at end of period
   (in thousands)........................................       259        308       292          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.868   $ 14.631  $ 14.347   $ 12.910  $  12.517
Accumulation unit value at end of period.................  $ 13.256   $ 10.868  $ 14.631   $ 14.347  $  12.910
Number of accumulation units outstanding at end of period
   (in thousands)........................................       104         79        65         48         28
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  9.079   $ 14.275  $ 16.788   $ 12.321  $  11.732
Accumulation unit value at end of period.................  $ 11.775   $  9.079  $ 14.275   $ 16.788  $  12.321
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.905   $ 23.732  $ 28.260   $ 21.001  $  20.114
Accumulation unit value at end of period.................  $ 19.090   $ 14.905  $ 23.732   $ 28.260  $  21.001
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         12         5          0          -


                                  APP I-23

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.216   $ 11.088  $   9.859  $ 10.397  $       -
Accumulation unit value at end of period.................  $ 12.894   $ 12.216  $  11.088  $  9.859  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        33         29         24         8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.782   $ 10.829  $   9.750  $ 10.369  $       -
Accumulation unit value at end of period.................  $ 12.282   $ 11.782  $  10.829  $  9.750  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        49         17          1         0          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.616   $ 11.123  $   9.733  $ 10.424  $       -
Accumulation unit value at end of period.................  $ 13.460   $ 12.616  $  11.123  $  9.733  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         36         34        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.169   $ 10.863  $   9.625  $ 10.396  $       -
Accumulation unit value at end of period.................  $ 12.822   $ 12.169  $  10.863  $  9.625  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       106          8          4         2          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-24

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.906   $ 11.045  $   9.536  $ 10.457  $       -
Accumulation unit value at end of period.................  $ 13.828   $ 12.906  $  11.045  $  9.536  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32         14         13         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.448   $ 10.788  $   9.430  $ 10.429  $       -
Accumulation unit value at end of period.................  $ 13.173   $ 12.448  $  10.788  $  9.430  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       142         60         48         8          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.103   $ 10.948  $   9.367  $ 10.481  $       -
Accumulation unit value at end of period.................  $ 14.076   $ 13.103  $  10.948  $  9.367  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10        101         80        68          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.638   $ 10.693  $   9.264  $ 10.453  $       -
Accumulation unit value at end of period.................  $ 13.408   $ 12.638  $  10.693  $  9.264  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       110         38          9         7          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-25

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.314   $ 10.926  $   9.269  $ 10.502  $       -
Accumulation unit value at end of period.................  $ 14.323   $ 13.314  $  10.926  $  9.269  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        45         15         10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.842   $ 10.671  $   9.166  $ 10.474  $       -
Accumulation unit value at end of period.................  $ 13.643   $ 12.842  $  10.671  $  9.166  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        45          9          8         5          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.408   $ 10.921  $   9.260  $ 10.503  $       -
Accumulation unit value at end of period.................  $ 14.431   $ 13.408  $  10.921  $  9.260  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         57         47        34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.933   $ 10.666  $   9.157  $ 10.475  $       -
Accumulation unit value at end of period.................  $ 13.747   $ 12.933  $  10.666  $  9.157  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        37          7          1         1          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-26

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.420   $ 10.933  $   9.255  $ 10.494  $       -
Accumulation unit value at end of period.................  $ 14.434   $ 13.420  $  10.933  $  9.255  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         13         10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.944   $ 10.678  $   9.153  $ 10.466  $       -
Accumulation unit value at end of period.................  $ 13.749   $ 12.944  $  10.678  $  9.153  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        54          5          1         1          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.409   $ 10.924  $   9.257  $ 10.496  $       -
Accumulation unit value at end of period.................  $ 14.422   $ 13.409  $  10.924  $  9.257  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11         86         71        54          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.934   $ 10.669  $   9.155  $ 10.468  $       -
Accumulation unit value at end of period.................  $ 13.738   $ 12.934  $  10.669  $  9.155  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        30          4          0         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-27

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.063   $ 10.642  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 14.060   $ 13.063  $  10.642  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.785   $ 10.546  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.590   $ 12.785  $  10.546  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          1          -         -          -
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.852   $ 11.013  $  10.012  $ 10.336  $       -
Accumulation unit value at end of period.................  $ 12.438   $ 11.852  $  11.013  $ 10.012  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.432   $ 10.756  $   9.902  $ 10.309  $       -
Accumulation unit value at end of period.................  $ 11.848   $ 11.432  $  10.756  $  9.902  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17         17         11        20          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-28

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
KEELEY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.815   $ 14.718  $  11.887  $ 12.822  $  10.177
Accumulation unit value at end of period.................  $ 19.828   $ 19.815  $  14.718  $ 11.887  $  12.822
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         10         12         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.119   $ 13.628  $  11.145  $ 12.172  $   9.783
Accumulation unit value at end of period.................  $ 17.906   $ 18.119  $  13.628  $ 11.145  $  12.172
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          9          9         9          9
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 21.052   $ 19.196  $  17.295  $ 17.045  $  15.369
Accumulation unit value at end of period.................  $ 22.117   $ 21.052  $  19.196  $ 17.295  $  17.045
Number of accumulation units outstanding at end of period
   (in thousands)........................................       601        545        511       420        321
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.712   $ 12.660  $  11.550  $ 11.526  $  10.523
Accumulation unit value at end of period.................  $ 14.226   $ 13.712  $  12.660  $ 11.550  $  11.526
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20         18         24        21         18

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
KEELEY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.365   $ 13.982  $ 13.047   $ 10.913  $   9.839
Accumulation unit value at end of period.................  $ 10.177   $  8.365  $ 13.982   $ 13.047  $  10.913
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.142   $ 13.781  $ 13.021   $ 11.028  $  10.000
Accumulation unit value at end of period.................  $  9.783   $  8.142  $ 13.781   $ 13.021  $  11.028
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          9         6          1          -
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.524   $ 16.794  $ 16.251   $ 14.379  $  13.812
Accumulation unit value at end of period.................  $ 15.369   $ 12.524  $ 16.794   $ 16.251  $  14.379
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.684   $ 11.791  $ 11.553   $ 10.351  $  10.000
Accumulation unit value at end of period.................  $ 10.523   $  8.684  $ 11.791   $ 11.553  $  10.351
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         10         7          3          -


                                  APP I-29

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.270   $ 19.593  $  17.325  $ 17.435  $  15.587
Accumulation unit value at end of period.................  $ 23.454   $ 22.270  $  19.593  $ 17.325  $  17.435
Number of accumulation units outstanding at end of period
   (in thousands)........................................       408        294        255       208        150
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.824   $ 12.315  $  11.027  $ 11.236  $  10.172
Accumulation unit value at end of period.................  $ 14.378   $ 13.824  $  12.315  $ 11.027  $  11.236
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          4         5          5
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 23.168   $ 19.805  $  17.263  $ 17.684  $  15.690
Accumulation unit value at end of period.................  $ 24.426   $ 23.168  $  19.805  $ 17.263  $  17.684
Number of accumulation units outstanding at end of period
   (in thousands)........................................       271        200        170       139        110
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.822   $ 11.965  $  10.560  $ 10.954  $   9.841
Accumulation unit value at end of period.................  $ 14.392   $ 13.822  $  11.965  $ 10.560  $  10.954
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          9          8        17         12

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.393   $ 17.968  $ 17.506   $ 15.207  $  14.492
Accumulation unit value at end of period.................  $ 15.587   $ 12.393  $ 17.968   $ 17.506  $  15.207
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.189   $ 12.023  $ 11.861   $ 10.433  $  10.000
Accumulation unit value at end of period.................  $ 10.172   $  8.189  $ 12.023   $ 11.861  $  10.433
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          3         2          1          -
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.250   $ 18.963  $ 18.585   $ 15.889  $  15.078
Accumulation unit value at end of period.................  $ 15.690   $ 12.250  $ 18.963   $ 18.585  $  15.889
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.780   $ 12.195  $ 12.103   $ 10.477  $  10.000
Accumulation unit value at end of period.................  $  9.841   $  7.780  $ 12.195   $ 12.103  $  10.477
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          6         5          1          -


                                  APP I-30

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH RETIREMENT PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.830   $ 17.722  $  16.317  $ 15.696  $  14.357
Accumulation unit value at end of period.................  $ 19.725   $ 18.830  $  17.722  $ 16.317  $  15.696
Number of accumulation units outstanding at end of period
   (in thousands)........................................       123        124        112       113         91
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.797   $ 13.148  $  12.258  $ 11.940  $  11.059
Accumulation unit value at end of period.................  $ 14.274   $ 13.797  $  13.148  $ 12.258  $  11.940
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          5         7          7
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 16.845   $ 13.291  $  12.026  $ 11.847  $       -
Accumulation unit value at end of period.................  $ 17.056   $ 16.845  $  13.291  $ 12.026  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.054   $ 12.826  $  11.751  $ 11.723  $       -
Accumulation unit value at end of period.................  $ 16.053   $ 16.054  $  12.826  $ 11.751  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH RETIREMENT PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.141   $ 14.290  $ 13.675   $ 12.568  $  12.278
Accumulation unit value at end of period.................  $ 14.357   $ 12.141  $ 14.290   $ 13.675  $  12.568
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.470   $ 11.286  $ 10.936   $ 10.178  $  10.000
Accumulation unit value at end of period.................  $ 11.059   $  9.470  $ 11.286   $ 10.936  $  10.178
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          2         1          0          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-31

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.060   $ 13.518  $  12.068  $ 12.013  $       -
Accumulation unit value at end of period.................  $ 18.553   $ 18.060  $  13.518  $ 12.068  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.213   $ 13.045  $  11.793  $ 11.887  $       -
Accumulation unit value at end of period.................  $ 17.463   $ 17.213  $  13.045  $ 11.793  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          3         3          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.447   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.474   $ 11.447  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.358   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.223   $ 11.358  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          9          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-32

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.278   $ 12.652  $  12.393  $ 11.561  $       -
Accumulation unit value at end of period.................  $ 12.847   $ 12.278  $  12.652  $ 12.393  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       208        187        141         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.438   $ 11.935  $  11.838  $ 11.182  $       -
Accumulation unit value at end of period.................  $ 11.820   $ 11.438  $  11.935  $ 11.838  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        44         60         70        64          -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 50.358   $ 42.153  $  33.802  $ 37.642  $  30.837
Accumulation unit value at end of period.................  $ 48.899   $ 50.358  $  42.153  $ 33.802  $  37.642
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 25.054   $ 21.236  $  17.243  $ 19.444  $  16.128
Accumulation unit value at end of period.................  $ 24.026   $ 25.054  $  21.236  $ 17.243  $  19.444
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          2         2          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.078   $ 20.029  $ 18.629   $ 14.870  $  12.839
Accumulation unit value at end of period.................  $ 16.128   $ 11.078  $ 20.029   $ 18.629  $  14.870
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          0          -


                                  APP I-33

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 26.125   $ 20.511  $  17.717  $ 18.079  $       -
Accumulation unit value at end of period.................  $ 26.464   $ 26.125  $  20.511  $ 17.717  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       116         81         59        48          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 24.597   $ 19.554  $  17.102  $ 17.657  $       -
Accumulation unit value at end of period.................  $ 24.606   $ 24.597  $  19.554  $ 17.102  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          3         2          -
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.373   $ 10.204  $   8.444  $ 10.676  $       -
Accumulation unit value at end of period.................  $ 13.291   $ 14.373  $  10.204  $  8.444  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         33         34         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.863   $  9.966  $   8.351  $ 10.648  $       -
Accumulation unit value at end of period.................  $ 12.660   $ 13.863  $   9.966  $  8.351  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          4          1         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-34

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND -- TRUST
   CLASS
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 28.858   $ 20.918  $  18.880  $ 19.474  $  15.832
Accumulation unit value at end of period.................  $ 31.825   $ 28.858  $  20.918  $ 18.880  $  19.474
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         14          8         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.924   $ 12.421  $  11.352  $ 11.857  $   9.761
Accumulation unit value at end of period.................  $ 18.432   $ 16.924  $  12.421  $ 11.352  $  11.857
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3          3         4          1
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.879   $ 12.968  $  11.708  $ 12.082  $       -
Accumulation unit value at end of period.................  $ 19.723   $ 17.879  $  12.968  $ 11.708  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.040   $ 12.515  $  11.441  $ 11.955  $       -
Accumulation unit value at end of period.................  $ 18.564   $ 17.040  $  12.515  $ 11.441  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          9          8         4          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND -- TRUST
   CLASS
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.191   $ 19.952  $ 18.593   $ 16.279  $  15.340
Accumulation unit value at end of period.................  $ 15.832   $ 12.191  $ 19.952   $ 18.593  $  16.279
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.610   $ 12.612  $ 11.901   $ 10.551  $  10.000
Accumulation unit value at end of period.................  $  9.761   $  7.610  $ 12.612   $ 11.901  $  10.551
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          1          -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-35

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.668   $ 10.628  $   9.182  $ 10.659  $       -
Accumulation unit value at end of period.................  $ 15.299   $ 14.668  $  10.628  $  9.182  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.149   $ 10.380  $   9.081  $ 10.630  $       -
Accumulation unit value at end of period.................  $ 14.573   $ 14.149  $  10.380  $  9.081  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         0          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.330   $  8.493  $   8.318  $ 10.326  $       -
Accumulation unit value at end of period.................  $  9.449   $ 10.330  $   8.493  $  8.318  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.964   $  8.295  $   8.226  $ 10.298  $       -
Accumulation unit value at end of period.................  $  9.001   $  9.964  $   8.295  $  8.226  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-36

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 81.824   $ 75.515  $  62.487  $ 76.295  $  60.083
Accumulation unit value at end of period.................  $ 77.892   $ 81.824  $  75.515  $ 62.487  $  76.295
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          6          5         4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 59.274   $ 55.391  $  46.411  $ 57.380  $  45.755
Accumulation unit value at end of period.................  $ 55.724   $ 59.274  $  55.391  $ 46.411  $  57.380
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         11         12         8          2
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.958   $ 11.364  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.461   $ 14.958  $  11.364  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.595   $ 11.228  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.862   $ 14.595  $  11.228  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 25.493   $ 49.671  $ 37.573   $ 30.391  $  23.977
Accumulation unit value at end of period.................  $ 45.755   $ 25.493  $ 49.671   $ 37.573  $  30.391
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          0          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-37

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.796   $ 11.891  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.870   $ 14.796  $  11.891  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.437   $ 11.749  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.365   $ 14.437  $  11.749  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3          -         -          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.301   $ 15.787  $  14.506  $ 13.054  $  12.007
Accumulation unit value at end of period.................  $ 14.731   $ 14.301  $  15.787  $ 14.506  $  13.054
Number of accumulation units outstanding at end of period
   (in thousands)........................................       147        146         57        50         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.128   $ 15.792  $  14.694  $ 13.389  $  12.470
Accumulation unit value at end of period.................  $ 14.372   $ 14.128  $  15.792  $ 14.694  $  13.389
Number of accumulation units outstanding at end of period
   (in thousands)........................................       140        131        143       127         83

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.267   $ 11.024  $  9.919   $  9.934  $  10.000
Accumulation unit value at end of period.................  $ 12.007   $ 10.267  $ 11.024   $  9.919  $   9.934
Number of accumulation units outstanding at end of period
   (in thousands)........................................       162          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.797   $ 11.739  $ 10.695   $ 10.846  $  10.689
Accumulation unit value at end of period.................  $ 12.470   $ 10.797  $ 11.739   $ 10.695  $  10.846
Number of accumulation units outstanding at end of period
   (in thousands)........................................        69         24        14          9          -


                                  APP I-38

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.402   $ 15.765  $  14.339  $ 14.231  $       -
Accumulation unit value at end of period.................  $ 16.062   $ 15.402  $  15.765  $ 14.339  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       373        347        361       233          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.671   $ 15.205  $  14.004  $ 13.667  $  12.767
Accumulation unit value at end of period.................  $ 15.109   $ 14.671  $  15.205  $ 14.004  $  13.667
Number of accumulation units outstanding at end of period
   (in thousands)........................................       284        311        380       316        224
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.594   $ 10.845  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 11.047   $ 10.594  $  10.845  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.337   $ 10.715  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.645   $ 10.337  $  10.715  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.405   $ 11.071  $ 11.063   $      -  $       -
Accumulation unit value at end of period.................  $ 12.767   $ 11.405  $ 11.071   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       192         24         7          -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-39

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.206   $  9.299  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  8.171   $ 10.206  $   9.299  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.958   $  9.187  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  7.873   $  9.958  $   9.187  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.696   $ 10.979  $   9.452  $ 10.367  $       -
Accumulation unit value at end of period.................  $ 16.276   $ 14.696  $  10.979  $  9.452  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.175   $ 10.723  $   9.348  $ 10.340  $       -
Accumulation unit value at end of period.................  $ 15.504   $ 14.175  $  10.723  $  9.348  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-40

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ROYCE VALUE PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.430   $ 14.663  $  12.722  $ 14.133  $  11.807
Accumulation unit value at end of period.................  $ 20.187   $ 19.430  $  14.663  $ 12.722  $  14.133
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          7          9         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.479   $ 13.356  $  11.734  $ 13.200  $  11.166
Accumulation unit value at end of period.................  $ 17.934   $ 17.479  $  13.356  $ 11.734  $  13.200
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          1         2          2
SSGA S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.808   $ 13.477  $  11.615  $ 11.403  $   9.921
Accumulation unit value at end of period.................  $ 20.213   $ 17.808  $  13.477  $ 11.615  $  11.403
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.022   $ 12.277  $  10.714  $ 10.651  $   9.383
Accumulation unit value at end of period.................  $ 17.960   $ 16.022  $  12.277  $ 10.714  $  10.651
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12          7          6         6          4

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ROYCE VALUE PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.351   $ 14.170  $ 13.725   $ 11.500  $  10.000
Accumulation unit value at end of period.................  $ 11.807   $  8.351  $ 14.170   $ 13.725  $  11.500
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.997   $ 13.740  $ 13.477   $ 11.434  $  10.000
Accumulation unit value at end of period.................  $ 11.166   $  7.997  $ 13.740   $ 13.477  $  11.434
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          8         6          0          -
SSGA S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  7.860   $ 12.483  $ 11.842   $ 10.244  $  10.000
Accumulation unit value at end of period.................  $  9.921   $  7.860  $ 12.483   $ 11.842  $  10.244
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.527   $ 12.105  $ 11.628   $ 10.186  $  10.000
Accumulation unit value at end of period.................  $  9.383   $  7.527  $ 12.105   $ 11.628  $  10.186
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4         3          2          -


                                  APP I-41

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 36.285   $ 27.879  $  22.938  $ 24.502  $  22.785
Accumulation unit value at end of period.................  $ 35.591   $ 36.285  $  27.879  $ 22.938  $  24.502
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.595   $ 12.911  $  10.756  $ 11.634  $  10.955
Accumulation unit value at end of period.................  $ 16.075   $ 16.595  $  12.911  $ 10.756  $  11.634
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         15         22        23         29
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.488   $ 12.045  $  10.680  $ 10.482  $       -
Accumulation unit value at end of period.................  $ 14.508   $ 13.488  $  12.045  $ 10.680  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.010   $ 11.764  $  10.562  $ 10.454  $       -
Accumulation unit value at end of period.................  $ 13.820   $ 13.010  $  11.764  $ 10.562  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.419   $ 30.813  $ 30.154   $ 24.755  $  23.210
Accumulation unit value at end of period.................  $ 22.785   $ 17.419  $ 30.813   $ 30.154  $  24.755
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.480   $ 15.190  $ 15.052   $ 12.513  $  11.800
Accumulation unit value at end of period.................  $ 10.955   $  8.480  $ 15.190   $ 15.052  $  12.513
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32          9        18          1          -
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-42

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.286   $ 10.103  $   8.938  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 11.374   $ 11.286  $  10.103  $  8.938  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.920   $  9.898  $   8.867  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 10.868   $ 10.920  $   9.898  $  8.867  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.564   $ 14.681  $  13.687  $      -  $       -
Accumulation unit value at end of period.................  $ 15.910   $ 15.564  $  14.681  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.305   $ 13.663  $  12.845  $      -  $       -
Accumulation unit value at end of period.................  $ 14.441   $ 14.305  $  13.663  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-43

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.861   $ 10.386  $   8.228  $ 10.483  $       -
Accumulation unit value at end of period.................  $ 12.643   $ 13.861  $  10.386  $  8.228  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.369   $ 10.143  $   8.137  $ 10.455  $       -
Accumulation unit value at end of period.................  $ 12.043   $ 13.369  $  10.143  $  8.137  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         0          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.465   $ 10.000  $   8.689  $ 10.359  $       -
Accumulation unit value at end of period.................  $ 15.582   $ 14.465  $  10.804  $  8.689  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.952   $ 10.552  $   8.593  $ 10.331  $       -
Accumulation unit value at end of period.................  $ 14.843   $ 13.952  $  10.552  $  8.593  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2          0         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-44

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.101   $ 10.368  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.678   $ 10.101  $  10.368  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.856   $ 10.244  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.289   $  9.856  $  10.244  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.962   $ 11.238  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.789   $ 14.962  $  11.238  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.599   $ 11.103  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.178   $ 14.599  $  11.103  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-45

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.848   $ 11.162  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.739   $ 14.848  $  11.162  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.488   $ 11.027  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.129   $ 14.488  $  11.027  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.923   $ 11.303  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.878   $ 14.923  $  11.303  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.561   $ 11.167  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.264   $ 14.561  $  11.167  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-46

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.117   $ 13.735  $  12.135  $ 12.043  $       -
Accumulation unit value at end of period.................  $ 20.121   $ 18.117  $  13.735  $ 12.135  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.267   $ 13.255  $  11.858  $ 11.917  $       -
Accumulation unit value at end of period.................  $ 18.939   $ 17.267  $  13.255  $ 11.858  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2          2         1          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.068   $ 13.438  $  11.540  $ 12.352  $  10.955
Accumulation unit value at end of period.................  $ 19.897   $ 18.068  $  13.438  $ 11.540  $  12.352
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25         30         31        25          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.622   $ 13.271  $  11.540  $ 12.507  $  11.232
Accumulation unit value at end of period.................  $ 19.165   $ 17.622  $  13.271  $ 11.540  $  12.507
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         12         15        19         16

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.980   $ 14.361  $ 13.175   $ 11.714  $  11.288
Accumulation unit value at end of period.................  $ 11.232   $  8.980  $ 14.361   $ 13.175  $  11.714
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16          4         1          0          -


                                  APP I-47

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 43.640   $ 32.718  $  28.273  $ 28.570  $  22.823
Accumulation unit value at end of period.................  $ 47.959   $ 43.640  $  32.718  $ 28.273  $  28.570
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.839   $ 13.542  $  11.849  $ 12.124  $   9.807
Accumulation unit value at end of period.................  $ 19.361   $ 17.839  $  13.542  $ 11.849  $  12.124
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          6          5         5          6
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 16.396   $ 12.546  $  11.387  $ 12.742  $  10.590
Accumulation unit value at end of period.................  $ 17.476   $ 16.396  $  12.546  $ 11.387  $  12.742
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         13         12        12         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.890   $ 11.537  $  10.603  $ 12.014  $  10.110
Accumulation unit value at end of period.................  $ 15.674   $ 14.890  $  11.537  $ 10.603  $  12.014
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         26         30        38         32

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.231   $ 30.533  $ 25.309   $ 22.682  $  22.010
Accumulation unit value at end of period.................  $ 22.823   $ 17.231  $ 30.533   $ 25.309  $  22.682
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.497   $ 13.453  $ 11.291   $ 10.246  $  10.000
Accumulation unit value at end of period.................  $  9.807   $  7.497  $ 13.453   $ 11.291  $  10.246
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3         1          0          -
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.721   $ 13.912  $ 12.383   $ 10.705  $  10.000
Accumulation unit value at end of period.................  $ 10.110   $  7.721  $ 13.912   $ 12.383  $  10.705
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         14         6          0          -


                                  APP I-48

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.389   $ 10.000  $   9.126  $  8.960  $   8.301
Accumulation unit value at end of period.................  $ 13.602   $ 12.389  $  10.223  $  9.126  $   8.960
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          4         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.221   $ 13.553  $  12.251  $ 12.179  $  11.394
Accumulation unit value at end of period.................  $ 17.588   $ 16.221  $  13.553  $ 12.251  $  12.179
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         18         16        14         17
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.838   $ 15.351  $  12.101  $ 13.279  $  11.295
Accumulation unit value at end of period.................  $ 23.785   $ 20.838  $  15.351  $ 12.101  $  13.279
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.747   $ 13.984  $  11.162  $ 12.403  $  10.682
Accumulation unit value at end of period.................  $ 21.133   $ 18.747  $  13.984  $ 11.162  $  12.403
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          7          6         7          9

                                                                        YEAR ENDING DECEMBER 31,
                                                           ------------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -(a)
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.346   $ 15.554  $ 12.147   $ 10.977  $  10.000
Accumulation unit value at end of period.................  $ 10.682   $  8.346  $ 15.554   $ 12.147  $  10.977
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          6         5          1          -


                                  APP I-49

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.001   $ 11.519  $   9.583  $ 11.140  $  10.250
Accumulation unit value at end of period.................  $ 13.459   $ 14.001  $  11.519  $  9.583  $  11.140
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.359   $ 11.128  $   9.375  $ 12.403  $  10.682
Accumulation unit value at end of period.................  $ 12.682   $ 13.359  $  11.128  $  9.375  $  12.403
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2         2          9
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 21.346   $ 14.735  $  12.551  $ 12.375  $   9.062
Accumulation unit value at end of period.................  $ 22.592   $ 21.346  $  14.735  $ 12.551  $  12.375
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 19.353   $ 13.527  $  11.667  $ 11.648  $   8.637
Accumulation unit value at end of period.................  $ 20.227   $ 19.353  $  13.527  $ 11.667  $  11.648
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          1          2         4          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.460   $ 10.453  $ 10.783   $ 10.218  $  10.000
Accumulation unit value at end of period.................  $  8.637   $  6.460  $ 10.453   $ 10.783  $  10.218
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         0          0          -


                                  APP I-50

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.668   $ 10.816  $  10.058  $  9.400  $   8.744
Accumulation unit value at end of period.................  $ 11.296   $ 10.668  $  10.816  $ 10.058  $   9.400
Number of accumulation units outstanding at end of period
   (in thousands)........................................       379        347        338       292        228
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.514   $ 15.926  $  14.996  $ 14.192  $  13.367
Accumulation unit value at end of period.................  $ 16.223   $ 15.514  $  15.926  $ 14.996  $  14.192
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40         49         53        50         65
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.306   $ 13.117  $  11.212  $ 11.436  $  10.524
Accumulation unit value at end of period.................  $ 19.273   $ 17.306  $  13.117  $ 11.212  $  11.436
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         1          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.490   $ 12.655  $  10.954  $ 11.313  $  10.514
Accumulation unit value at end of period.................  $ 18.136   $ 16.490  $  12.655  $ 10.954  $  11.313
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6         10          9         8          7

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.768   $ 12.900  $ 12.479   $ 12.057  $  12.074
Accumulation unit value at end of period.................  $ 13.367   $ 11.768  $ 12.900   $ 12.479  $  12.057
Number of accumulation units outstanding at end of period
   (in thousands)........................................        76         74        53         33         24
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -



(a) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.




                                  APP I-51

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5244-12) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                    PREMIERSOLUTIONS STANDARD (SERIES II)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
APPENDIX I -- ACCUMULATION UNIT VALUES                                                                          APP I-1
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.


            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.994   $ 11.236  $  10.498  $ 10.195  $       -
Accumulation unit value at end of period.................  $ 11.755   $ 10.994  $  11.236  $ 10.498  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.884   $ 11.162  $  10.466  $ 10.188  $       -
Accumulation unit value at end of period.................  $ 11.597   $ 10.884  $  11.162  $ 10.466  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.837   $ 11.131  $  10.452  $ 10.184  $       -
Accumulation unit value at end of period.................  $ 11.529   $ 10.837  $  11.131  $ 10.452  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -



                                   APP I-1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.728   $ 11.058  $  10.419  $ 10.176  $       -
Accumulation unit value at end of period.................  $ 11.374   $ 10.728  $  11.058  $ 10.419  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.666   $ 11.016  $  10.401  $ 10.172  $       -
Accumulation unit value at end of period.................  $ 11.286   $ 10.666  $  11.016  $ 10.401  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.605   $ 10.975  $  10.382  $ 10.167  $       -
Accumulation unit value at end of period.................  $ 11.199   $ 10.605  $  10.975  $ 10.382  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.802   $ 13.812  $  11.913  $ 11.199  $  10.036
Accumulation unit value at end of period.................  $ 14.817   $ 13.802  $  13.812  $ 11.913  $  11.199
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 16.177   $ 16.245  $  14.061  $ 13.264  $  11.929
Accumulation unit value at end of period.................  $ 17.306   $ 16.177  $  16.245  $ 14.061  $  13.264
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3          2         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 15.877   $ 15.967  $  13.841  $ 13.076  $  11.778
Accumulation unit value at end of period.................  $ 16.958   $ 15.877  $  15.967  $ 13.841  $  13.076
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          1         1          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.049   $ 14.216  $ 13.856   $ 12.282  $  12.100
Accumulation unit value at end of period.................  $ 11.929   $ 10.049  $ 14.216   $ 13.856  $  12.282
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          6         5          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-2

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 15.197   $ 15.337  $  13.341  $ 12.649  $  11.432
Accumulation unit value at end of period.................  $ 16.176   $ 15.197  $  15.337  $ 13.341  $  12.649
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.598   $ 10.717  $   9.341  $  8.874  $   8.036
Accumulation unit value at end of period.................  $ 11.258   $ 10.598  $  10.717  $  9.341  $   8.874
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.455   $ 14.647  $  12.792  $ 12.177  $  11.050
Accumulation unit value at end of period.................  $ 15.325   $ 14.455  $  14.647  $ 12.792  $  12.177
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5          5         4          4
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.045   $  9.222  $   8.177  $  9.722  $   8.972
Accumulation unit value at end of period.................  $ 12.693   $ 12.045  $   9.222  $  8.177  $   9.722
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.100   $  8.528  $   7.588  $  9.054  $   8.385
Accumulation unit value at end of period.................  $ 11.657   $ 11.100  $   8.528  $  7.588  $   9.054
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          4          8         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.546   $  8.884  $   7.917  $  9.461  $   8.774
Accumulation unit value at end of period.................  $ 12.107   $ 11.546  $   8.884  $  7.917  $   9.461
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.679   $ 13.761  $ 13.479   $ 12.008  $  11.831
Accumulation unit value at end of period.................  $ 11.432   $  9.679  $ 13.761   $ 13.479  $  12.008
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.393   $ 13.408  $ 13.186   $ 11.794  $  11.640
Accumulation unit value at end of period.................  $ 11.050   $  9.393  $ 13.408   $ 13.186  $  11.794
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          6         7          4          1
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  6.317   $ 13.337  $ 13.231   $ 10.464  $  10.000
Accumulation unit value at end of period.................  $  8.385   $  6.317  $ 13.337   $ 13.231  $  10.464
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5         4          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-3

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.209   $  8.655  $   7.740  $  9.282  $   8.639
Accumulation unit value at end of period.................  $ 11.713   $ 11.209  $   8.655  $  7.740  $   9.282
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          1         3          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $  7.380   $  5.710  $   5.116  $  6.148  $   5.733
Accumulation unit value at end of period.................  $  7.696   $  7.380  $   5.710  $  5.116  $   6.148
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.836   $  8.401  $   7.542  $  9.081  $   8.486
Accumulation unit value at end of period.................  $ 11.278   $ 10.836  $   8.401  $  7.542  $   9.081
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3          4         3          3
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.647   $ 11.861  $  10.002  $ 10.291  $       -
Accumulation unit value at end of period.................  $ 13.056   $ 12.647  $  11.861  $ 10.002  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         11          8         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.520   $ 11.783  $   9.971  $ 10.284  $       -
Accumulation unit value at end of period.................  $ 12.880   $ 12.520  $  11.783  $  9.971  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.466   $ 11.750  $   9.958  $ 10.280  $       -
Accumulation unit value at end of period.................  $ 12.805   $ 12.466  $  11.750  $  9.958  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  6.540   $ 13.879  $ 13.837   $ 10.999  $  10.000
Accumulation unit value at end of period.................  $  8.639   $  6.540  $ 13.879   $ 13.837  $  10.999
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          4         3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.451   $ 13.743  $ 13.757   $ 10.978  $  10.000
Accumulation unit value at end of period.................  $  8.486   $  6.451  $ 13.743   $ 13.757  $  10.978
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          0          -
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-4

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.341   $ 11.673  $   9.927  $ 10.272  $       -
Accumulation unit value at end of period.................  $ 12.632   $ 12.341  $  11.673  $  9.927  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          3          2         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.270   $ 11.629  $   9.909  $ 10.268  $       -
Accumulation unit value at end of period.................  $ 12.535   $ 12.270  $  11.629  $  9.909  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          5          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.200   $ 11.586  $   9.891  $ 10.263  $       -
Accumulation unit value at end of period.................  $ 12.438   $ 12.200  $  11.586  $  9.891  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          1         0          -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.347   $ 15.850  $  13.879  $ 17.392  $  16.823
Accumulation unit value at end of period.................  $ 18.079   $ 19.347  $  15.850  $ 13.879  $  17.392
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.049   $  9.084  $   7.982  $ 10.037  $   9.743
Accumulation unit value at end of period.................  $ 10.288   $ 11.049  $   9.084  $  7.982  $  10.037
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         12         15        14         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.904   $  8.978  $   7.901  $  9.950  $   9.673
Accumulation unit value at end of period.................  $ 10.138   $ 10.904  $   8.978  $  7.901  $   9.950
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          7          7         7          4

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.284   $ 15.733  $ 14.999   $ 11.218  $  10.471
Accumulation unit value at end of period.................  $  9.743   $  7.284  $ 15.733   $ 14.999  $  11.218
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         13        10          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-5

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.574   $  8.736  $   7.715  $  9.751  $   9.512
Accumulation unit value at end of period.................  $  9.797   $ 10.574  $   8.736  $  7.715  $   9.751
Number of accumulation units outstanding at end of period
   (in thousands)........................................        55         56         53        50         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $  6.503   $  5.384  $   4.764  $  6.033  $   5.897
Accumulation unit value at end of period.................  $  6.013   $  6.503  $   5.384  $  4.764  $   6.033
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          4          8        19         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.467   $  8.683  $   7.698  $  9.769  $   9.568
Accumulation unit value at end of period.................  $  9.659   $ 10.467  $   8.683  $  7.698  $   9.769
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         45         43        40         42
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.660   $ 10.579  $   8.712  $ 10.619  $       -
Accumulation unit value at end of period.................  $ 11.005   $ 11.660  $  10.579  $  8.712  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.843   $ 11.694  $   9.663  $ 11.806  $       -
Accumulation unit value at end of period.................  $ 12.080   $ 12.843  $  11.694  $  9.663  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.493   $ 10.480  $   8.673  $ 10.607  $       -
Accumulation unit value at end of period.................  $ 10.794   $ 11.493  $  10.480  $  8.673  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.147   $ 15.515  $ 14.866   $ 11.174  $   9.766
Accumulation unit value at end of period.................  $  9.512   $  7.147  $ 15.515   $ 14.866  $  11.174
Number of accumulation units outstanding at end of period
   (in thousands)........................................        53         46        38         17          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.218   $ 15.732  $ 15.133   $ 11.420  $  10.000
Accumulation unit value at end of period.................  $  9.568   $  7.218  $ 15.732   $ 15.133  $  11.420
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40         26        12          1          -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-6

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.377   $ 10.411  $   8.646  $ 10.599  $       -
Accumulation unit value at end of period.................  $ 10.648   $ 11.377  $  10.411  $  8.646  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.312   $ 10.372  $   8.631  $ 10.594  $       -
Accumulation unit value at end of period.................  $ 10.565   $ 11.312  $  10.372  $  8.631  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.247   $ 10.333  $   8.616  $ 10.590  $       -
Accumulation unit value at end of period.................  $ 10.483   $ 11.247  $  10.333  $  8.616  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.259   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 11.068   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.255   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 11.025   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.254   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 11.006   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-7

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.250   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 10.964   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.247   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 10.939   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.245   $      -  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 10.915   $      -  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          -          -         -          -
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.136   $ 16.458  $  14.145  $ 15.194  $  12.286
Accumulation unit value at end of period.................  $ 23.061   $ 22.136  $  16.458  $ 14.145  $  15.194
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 24.855   $ 18.544  $  15.994  $ 17.241  $  13.989
Accumulation unit value at end of period.................  $ 25.803   $ 24.855  $  18.544  $ 15.994  $  17.241
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 24.499   $ 18.305  $  15.812  $ 17.070  $  13.872
Accumulation unit value at end of period.................  $ 25.395   $ 24.499  $  18.305  $ 15.812  $  17.070
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.132   $ 14.074  $ 14.562   $ 12.676  $  12.507
Accumulation unit value at end of period.................  $ 13.989   $ 10.132  $ 14.074   $ 14.562  $  12.676
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-8

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 23.686   $ 17.761  $  15.396  $ 16.679  $  13.601
Accumulation unit value at end of period.................  $ 24.467   $ 23.686  $  17.761  $ 15.396  $  16.679
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.865   $ 12.671  $  11.006  $ 11.947  $  11.527
Accumulation unit value at end of period.................  $ 17.387   $ 16.865  $  12.671  $ 11.006  $  11.947
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          3          3         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 22.791   $ 17.158  $  14.933  $ 16.242  $  13.298
Accumulation unit value at end of period.................  $ 23.449   $ 22.791  $  17.158  $ 14.933  $  16.242
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          5         3          1
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.289   $ 12.659  $  11.115  $ 11.010  $   9.467
Accumulation unit value at end of period.................  $ 18.952   $ 17.289  $  12.659  $ 11.115  $  11.010
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 16.918   $ 12.430  $  10.952  $ 10.887  $   9.394
Accumulation unit value at end of period.................  $ 18.480   $ 16.918  $  12.430  $ 10.952  $  10.887
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          2          1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 16.573   $ 12.195  $  10.761  $ 10.713  $   9.258
Accumulation unit value at end of period.................  $ 18.076   $ 16.573  $  12.195  $ 10.761  $  10.713
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.900   $ 13.820  $ 14.372   $ 12.573  $  12.350
Accumulation unit value at end of period.................  $ 13.601   $  9.900  $ 13.820   $ 14.372  $  12.573
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.718   $ 13.621  $ 14.222   $ 12.491  $  12.292
Accumulation unit value at end of period.................  $ 13.298   $  9.718  $ 13.621   $ 14.222  $  12.491
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0         0          0          -
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  6.981   $ 12.061  $  9.959   $ 10.356  $  10.000
Accumulation unit value at end of period.................  $  9.394   $  6.981  $ 12.061   $  9.959  $  10.356
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                   APP I-9

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 16.089   $ 11.880  $  10.520  $ 10.510  $   9.114
Accumulation unit value at end of period.................  $ 17.488   $ 16.089  $  11.880  $ 10.520  $  10.510
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3          3         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 15.077   $ 11.156  $   9.898  $  9.908  $   8.610
Accumulation unit value at end of period.................  $ 16.355   $ 15.077  $  11.156  $  9.898  $   9.908
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.554   $ 11.531  $  10.252  $ 10.283  $   8.953
Accumulation unit value at end of period.................  $ 16.838   $ 15.554  $  11.531  $ 10.252  $  10.283
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          2         2          1
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 67.874   $ 54.513  $  45.898  $ 49.800  $  46.260
Accumulation unit value at end of period.................  $ 70.357   $ 67.874  $  54.513  $ 45.898  $  49.800
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20         23         23        21          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 20.569   $ 16.578  $  14.007  $ 15.251  $  14.217
Accumulation unit value at end of period.................  $ 21.247   $ 20.569  $  16.578  $ 14.007  $  15.251
Number of accumulation units outstanding at end of period
   (in thousands)........................................       137        162        119       115        128
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 20.288   $ 16.376  $  13.857  $ 15.110  $  14.107
Accumulation unit value at end of period.................  $ 20.925   $ 20.288  $  16.376  $ 13.857  $  15.110
Number of accumulation units outstanding at end of period
   (in thousands)........................................       216        202        237       235        172

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  6.807   $ 11.819  $  9.809   $ 10.251  $  10.000
Accumulation unit value at end of period.................  $  9.114   $  6.807  $ 11.819   $  9.809  $  10.251
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2         0          0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.713   $ 11.703  $  9.751   $ 10.232  $  10.000
Accumulation unit value at end of period.................  $  8.953   $  6.713  $ 11.703   $  9.751  $  10.232
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2         1          0          -
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 35.159   $ 57.259  $ 48.909   $ 40.140  $  35.991
Accumulation unit value at end of period.................  $ 46.260   $ 35.159  $ 57.259   $ 48.909  $  40.140
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.843   $ 17.721  $ 15.189   $ 12.510  $  11.834
Accumulation unit value at end of period.................  $ 14.217   $ 10.843  $ 17.721   $ 15.189  $  12.510
Number of accumulation units outstanding at end of period
   (in thousands)........................................       124         92        52         39          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-10

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 19.647   $ 15.914  $  13.513  $ 14.787  $  13.854
Accumulation unit value at end of period.................  $ 20.193   $ 19.647  $  15.914  $ 13.513  $  14.787
Number of accumulation units outstanding at end of period
   (in thousands)........................................       149        142        143       126        127
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.766   $  9.549  $   8.125  $  8.909  $   8.363
Accumulation unit value at end of period.................  $ 12.069   $ 11.766  $   9.549  $  8.125  $   8.909
Number of accumulation units outstanding at end of period
   (in thousands)........................................       225        258        191       204        208
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.939   $ 15.402  $  13.131  $ 14.427  $  13.570
Accumulation unit value at end of period.................  $ 19.388   $ 18.939  $  15.402  $ 13.131  $  14.427
Number of accumulation units outstanding at end of period
   (in thousands)........................................       180        171        206       197        158
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.412   $ 18.710  $  15.738  $ 18.268  $  16.749
Accumulation unit value at end of period.................  $ 21.759   $ 22.412  $  18.710  $ 15.738  $  18.268
Number of accumulation units outstanding at end of period
   (in thousands)........................................       183        169        156        33          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 23.447   $ 19.643  $  16.580  $ 19.314  $  17.769
Accumulation unit value at end of period.................  $ 22.684   $ 23.447  $  19.643  $ 16.580  $  19.314
Number of accumulation units outstanding at end of period
   (in thousands)........................................       101         89         72       134        103
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 23.012   $ 19.307  $  16.321  $ 19.041  $  17.544
Accumulation unit value at end of period.................  $ 22.229   $ 23.012  $  19.307  $ 16.321  $  19.041
Number of accumulation units outstanding at end of period
   (in thousands)........................................       133        179        133       114        100

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.619   $ 17.442  $ 15.025   $ 12.437  $  11.195
Accumulation unit value at end of period.................  $ 13.854   $ 10.619  $ 17.442   $ 15.025  $  12.437
Number of accumulation units outstanding at end of period
   (in thousands)........................................       124        116        97         28          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.443   $ 17.222  $ 14.895   $ 12.378  $  11.163
Accumulation unit value at end of period.................  $ 13.570   $ 10.443  $ 17.222   $ 14.895  $  12.378
Number of accumulation units outstanding at end of period
   (in thousands)........................................       158         72        50         11          -
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.075   $ 20.366  $ 17.175   $ 14.144  $  12.048
Accumulation unit value at end of period.................  $ 16.749   $ 12.075  $ 20.366   $ 17.175  $  14.144
Number of accumulation units outstanding at end of period
   (in thousands)........................................       139          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.855   $ 21.759  $ 18.414   $ 15.218  $  14.039
Accumulation unit value at end of period.................  $ 17.769   $ 12.855  $ 21.759   $ 18.414  $  15.218
Number of accumulation units outstanding at end of period
   (in thousands)........................................        58         33        15          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-11

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 22.026   $ 18.545  $  15.732  $ 18.418  $  17.029
Accumulation unit value at end of period.................  $ 21.203   $ 22.026  $  18.545  $ 15.732  $  18.418
Number of accumulation units outstanding at end of period
   (in thousands)........................................        79         86         87       109        103
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.123   $  9.383  $   7.976  $  9.356  $   8.669
Accumulation unit value at end of period.................  $ 10.686   $ 11.123  $   9.383  $  7.976  $   9.356
Number of accumulation units outstanding at end of period
   (in thousands)........................................       199        215        160       128         88
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 20.951   $ 17.710  $  15.084  $ 17.730  $  16.460
Accumulation unit value at end of period.................  $ 20.088   $ 20.951  $  17.710  $ 15.084  $  17.730
Number of accumulation units outstanding at end of period
   (in thousands)........................................       165        167        188       178        163
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 21.050   $ 15.777  $  13.126  $ 13.838  $  12.360
Accumulation unit value at end of period.................  $ 22.932   $ 21.050  $  15.777  $ 13.126  $  13.838
Number of accumulation units outstanding at end of period
   (in thousands)........................................       242        234        226       114         97
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 19.837   $ 14.919  $  12.456  $ 13.178  $  11.812
Accumulation unit value at end of period.................  $ 21.535   $ 19.837  $  14.919  $ 12.456  $  13.178
Number of accumulation units outstanding at end of period
   (in thousands)........................................       171        211        156       256        205
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.468   $ 14.664  $  12.261  $ 12.991  $  11.662
Accumulation unit value at end of period.................  $ 21.103   $ 19.468  $  14.664  $ 12.261  $  12.991
Number of accumulation units outstanding at end of period
   (in thousands)........................................       309        282        343       374        375

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.382   $ 21.062  $ 17.914   $ 14.879  $  12.724
Accumulation unit value at end of period.................  $ 17.029   $ 12.382  $ 21.062   $ 17.914  $  14.879
Number of accumulation units outstanding at end of period
   (in thousands)........................................       104         49        25          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.015   $ 20.521  $ 17.524   $ 14.613  $  12.520
Accumulation unit value at end of period.................  $ 16.460   $ 12.015  $ 20.521   $ 17.524  $  14.613
Number of accumulation units outstanding at end of period
   (in thousands)........................................       136         52        31          2          -
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  9.216   $ 15.166  $ 13.714   $ 12.397  $  11.409
Accumulation unit value at end of period.................  $ 12.360   $  9.216  $ 15.166   $ 13.714  $  12.397
Number of accumulation units outstanding at end of period
   (in thousands)........................................       405          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.838   $ 14.595  $ 13.244   $ 12.014  $  11.434
Accumulation unit value at end of period.................  $ 11.812   $  8.838  $ 14.595   $ 13.244  $  12.014
Number of accumulation units outstanding at end of period
   (in thousands)........................................       144        101        46         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-12

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.634   $ 14.085  $  11.818  $ 12.566  $  11.320
Accumulation unit value at end of period.................  $ 20.129   $ 18.634  $  14.085  $ 11.818  $  12.566
Number of accumulation units outstanding at end of period
   (in thousands)........................................       228        220        206       283        324
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.206   $ 10.002  $   8.409  $  8.959  $   8.086
Accumulation unit value at end of period.................  $ 14.236   $ 13.206  $  10.002  $  8.409  $   8.959
Number of accumulation units outstanding at end of period
   (in thousands)........................................       396        376        304       344        329
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.725   $ 13.451  $  11.332  $ 12.097  $  10.941
Accumulation unit value at end of period.................  $ 19.070   $ 17.725  $  13.451  $ 11.332  $  12.097
Number of accumulation units outstanding at end of period
   (in thousands)........................................       388        443        520       495        492
ARIEL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.419   $ 13.966  $  11.701  $ 42.390  $  35.450
Accumulation unit value at end of period.................  $ 22.084   $ 20.419  $  13.966  $ 11.701  $  42.390
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 20.134   $ 13.819  $  11.619  $ 12.584  $  10.558
Accumulation unit value at end of period.................  $ 21.700   $ 20.134  $  13.819  $ 11.619  $  12.584
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.574   $ 13.454  $  11.329  $ 12.289  $  10.326
Accumulation unit value at end of period.................  $ 21.064   $ 19.574  $  13.454  $ 11.329  $  12.289
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.512   $ 14.128  $ 12.884   $ 11.746  $  10.853
Accumulation unit value at end of period.................  $ 11.320   $  8.512  $ 14.128   $ 12.884  $  11.746
Number of accumulation units outstanding at end of period
   (in thousands)........................................       316        250       165         83          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.260   $ 13.765  $ 12.603   $ 11.536  $  10.679
Accumulation unit value at end of period.................  $ 10.941   $  8.260  $ 13.765   $ 12.603  $  11.536
Number of accumulation units outstanding at end of period
   (in thousands)........................................       482        190       106         10          -
ARIEL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  6.502   $ 11.009  $ 11.205   $ 10.135  $  10.000
Accumulation unit value at end of period.................  $ 10.558   $  6.502  $ 11.009   $ 11.205  $  10.135
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-13

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 19.003   $ 13.108  $  11.076  $ 12.057  $  10.166
Accumulation unit value at end of period.................  $ 20.378   $ 19.003  $  13.108  $ 11.076  $  12.057
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          8          7         8         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.203   $ 11.890  $  10.067  $ 10.980  $  10.000
Accumulation unit value at end of period.................  $ 18.411   $ 17.203  $  11.890  $ 10.067  $  10.980
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.371   $ 12.723  $  10.794  $ 11.797  $   9.986
Accumulation unit value at end of period.................  $ 19.622   $ 18.371  $  12.723  $ 10.794  $  11.797
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          1
ARIEL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.495   $ 12.092  $  10.050  $ 11.336  $   8.999
Accumulation unit value at end of period.................  $ 19.411   $ 17.495  $  12.092  $ 10.050  $  11.336
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 16.954   $ 11.760  $   9.808  $ 11.101  $   8.844
Accumulation unit value at end of period.................  $ 18.745   $ 16.954  $  11.760  $  9.808  $  11.101
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 16.771   $ 11.650  $   9.731  $ 11.031  $   8.801
Accumulation unit value at end of period.................  $ 18.515   $ 16.771  $  11.650  $  9.731  $  11.031
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  6.292   $ 10.707  $ 10.952   $  9.956  $  10.000
Accumulation unit value at end of period.................  $ 10.166   $  6.292  $ 10.707   $ 10.952  $   9.956
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          4         3          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.205   $ 10.603  $ 10.888   $  9.938  $  10.000
Accumulation unit value at end of period.................  $  9.986   $  6.205  $ 10.603   $ 10.888  $   9.938
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          -         -          -          -
ARIEL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  5.431   $ 10.531  $ 10.751   $  9.777  $  10.000
Accumulation unit value at end of period.................  $  8.844   $  5.431  $ 10.531   $ 10.751  $   9.777
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-14

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 16.282   $ 11.350  $   9.513  $ 10.822  $   8.664
Accumulation unit value at end of period.................  $ 17.912   $ 16.282  $  11.350  $  9.513  $  10.822
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         13         10         7         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.746   $ 11.697  $   9.824  $ 11.198  $  10.000
Accumulation unit value at end of period.................  $ 18.386   $ 16.746  $  11.697  $  9.824  $  11.198
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.740   $ 11.016  $   9.271  $ 10.588  $   8.511
Accumulation unit value at end of period.................  $ 17.247   $ 15.740  $  11.016  $  9.271  $  10.588
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         1          1
ARTISAN MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 42.214   $ 31.086  $  27.908  $ 26.223  $  22.929
Accumulation unit value at end of period.................  $ 42.856   $ 42.214  $  31.086  $ 27.908  $  26.223
Number of accumulation units outstanding at end of period
   (in thousands)........................................       115         97         86        71         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 22.755   $ 16.815  $  15.148  $ 14.284  $  12.533
Accumulation unit value at end of period.................  $ 23.020   $ 22.755  $  16.815  $ 15.148  $  14.284
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23         21         24        24         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 24.075   $ 17.817  $  16.075  $ 15.181  $  13.340
Accumulation unit value at end of period.................  $ 24.319   $ 24.075  $  17.817  $ 16.075  $  15.181
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          0         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  5.347   $ 10.421  $ 10.692   $  9.772  $  10.000
Accumulation unit value at end of period.................  $  8.664   $  5.347  $ 10.421   $ 10.692  $   9.772
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  5.274   $ 10.319  $ 10.630   $  9.754  $  10.000
Accumulation unit value at end of period.................  $  8.511   $  5.274  $ 10.319   $ 10.630  $   9.754
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         0          0          -
ARTISAN MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  9.032   $ 12.513  $ 12.353   $ 10.855  $  10.849
Accumulation unit value at end of period.................  $ 12.533   $  9.032  $ 12.513   $ 12.353  $  10.855
Number of accumulation units outstanding at end of period
   (in thousands)........................................        22         21        28         25          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-15

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 23.325   $ 17.323  $  15.684  $ 14.863  $  13.107
Accumulation unit value at end of period.................  $ 23.479   $ 23.325  $  17.323  $ 15.684  $  14.863
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         14         16        19         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.967   $ 12.626  $  11.454  $ 10.877  $  10.000
Accumulation unit value at end of period.................  $ 17.045   $ 16.967  $  12.626  $ 11.454  $  10.877
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         5          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 19.606   $ 14.619  $  13.289  $ 12.644  $  11.195
Accumulation unit value at end of period.................  $ 19.657   $ 19.606  $  14.619  $ 13.289  $  12.644
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          2         9          5
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.092   $ 14.519  $  12.658  $ 12.590  $       -
Accumulation unit value at end of period.................  $ 20.525   $ 19.092  $  14.519  $ 12.658  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.837   $ 14.375  $  12.576  $ 12.553  $       -
Accumulation unit value at end of period.................  $ 20.180   $ 18.837  $  14.375  $ 12.576  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.728   $ 14.314  $  12.541  $ 12.537  $       -
Accumulation unit value at end of period.................  $ 20.033   $ 18.728  $  14.314  $ 12.541  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.493   $ 13.217  $ 13.114   $ 11.581  $  11.501
Accumulation unit value at end of period.................  $ 13.107   $  9.493  $ 13.217   $ 13.114  $  11.581
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         37        36         29          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.140   $ 11.380  $ 11.336   $ 10.051  $  10.000
Accumulation unit value at end of period.................  $ 11.195   $  8.140  $ 11.380   $ 11.336  $  10.051
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3         2          1          -
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-16

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.478   $ 14.172  $  12.461  $ 12.500  $       -
Accumulation unit value at end of period.................  $ 19.697   $ 18.478  $  14.172  $ 12.461  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 18.337   $ 14.092  $  12.415  $ 12.479  $       -
Accumulation unit value at end of period.................  $ 19.507   $ 18.337  $  14.092  $ 12.415  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          4         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.196   $ 14.012  $  12.369  $ 12.458  $       -
Accumulation unit value at end of period.................  $ 19.319   $ 18.196  $  14.012  $ 12.369  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          6          4         3          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.677   $ 12.395  $  11.939  $ 11.787  $       -
Accumulation unit value at end of period.................  $ 14.423   $ 15.677  $  12.395  $ 11.939  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 15.467   $ 12.272  $  11.862  $ 11.752  $       -
Accumulation unit value at end of period.................  $ 14.181   $ 15.467  $  12.272  $ 11.862  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 15.378   $ 12.220  $  11.829  $ 11.737  $       -
Accumulation unit value at end of period.................  $ 14.078   $ 15.378  $  12.220  $ 11.829  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-17

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 15.173   $ 12.099  $  11.753  $ 11.702  $       -
Accumulation unit value at end of period.................  $ 13.841   $ 15.173  $  12.099  $ 11.753  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 15.056   $ 12.030  $  11.710  $ 11.683  $       -
Accumulation unit value at end of period.................  $ 13.708   $ 15.056  $  12.030  $ 11.710  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          2         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.941   $ 11.962  $  11.667  $ 11.663  $       -
Accumulation unit value at end of period.................  $ 13.575   $ 14.941  $  11.962  $ 11.667  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.295   $ 13.669  $  12.002  $ 11.470  $       -
Accumulation unit value at end of period.................  $ 19.993   $ 18.295  $  13.669  $ 12.002  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         30         19        31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.051   $ 13.533  $  11.924  $ 11.436  $       -
Accumulation unit value at end of period.................  $ 19.657   $ 18.051  $  13.533  $ 11.924  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 17.947   $ 13.475  $  11.891  $ 11.422  $       -
Accumulation unit value at end of period.................  $ 19.515   $ 17.947  $  13.475  $ 11.891  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-18

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 17.707   $ 13.342  $  11.815  $ 11.388  $       -
Accumulation unit value at end of period.................  $ 19.187   $ 17.707  $  13.342  $ 11.815  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.571   $ 13.266  $  11.771  $ 11.369  $       -
Accumulation unit value at end of period.................  $ 19.002   $ 17.571  $  13.266  $ 11.771  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         33         14         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.437   $ 13.191  $  11.728  $ 11.350  $       -
Accumulation unit value at end of period.................  $ 18.819   $ 17.437  $  13.191  $ 11.728  $       -
Number of accumulation units outstanding at end of
   period (in thousands).................................         5          3      5.082     3.857          -
BARON SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 24.056   $ 17.461  $  14.800  $ 15.038  $  12.180
Accumulation unit value at end of period.................  $ 24.463   $ 24.056  $  17.461  $ 14.800  $  15.038
Number of accumulation units outstanding at end of period
   (in thousands)........................................       133        109         96        80         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 21.384   $ 15.576  $  13.248  $ 13.508  $  10.979
Accumulation unit value at end of period.................  $ 21.670   $ 21.384  $  15.576  $ 13.248  $  13.508
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.607   $ 14.303  $  12.183  $ 12.442  $  10.127
Accumulation unit value at end of period.................  $ 19.839   $ 19.607  $  14.303  $ 12.183  $  12.442
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
   period (in thousands).................................         -          -         -          -          -
BARON SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.145   $ 13.679  $ 12.290   $ 11.029  $  10.749
Accumulation unit value at end of period.................  $ 10.979   $  8.145  $ 13.679   $ 12.290  $  11.029
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-19

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 22.172   $ 16.230  $  13.874  $ 14.218  $  11.613
Accumulation unit value at end of period.................  $ 22.356   $ 22.172  $  16.230  $ 13.874  $  14.218
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          2         2          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.329   $ 12.711  $  10.887  $ 11.179  $  10.000
Accumulation unit value at end of period.................  $ 17.438   $ 17.329  $  12.711  $ 10.887  $  11.179
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.401   $ 13.524  $  11.607  $ 11.942  $   9.794
Accumulation unit value at end of period.................  $ 18.480   $ 18.401  $  13.524  $ 11.607  $  11.942
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2          3         3          2
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.047   $ 10.914  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.130   $ 13.047  $  10.914  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.957   $ 10.877  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.995   $ 12.957  $  10.877  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.919   $ 10.861  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.937   $ 12.919  $  10.861  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.659   $ 14.615  $ 13.196   $ 11.902  $  11.648
Accumulation unit value at end of period.................  $ 11.613   $  8.659  $ 14.615   $ 13.196  $  11.902
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2         2          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.332   $ 12.424  $ 11.263   $ 10.199  $  10.000
Accumulation unit value at end of period.................  $  9.794   $  7.332  $ 12.424   $ 11.263  $  10.199
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2         1          0          -
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-20

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.830   $ 10.825  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.803   $ 12.830  $  10.825  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.780   $ 10.804  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.728   $ 12.780  $  10.804  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.730   $ 10.783  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.652   $ 12.730  $  10.783  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 24.857   $ 19.059  $  16.498  $ 16.875  $  14.395
Accumulation unit value at end of period.................  $ 27.601   $ 24.857  $  19.059  $ 16.498  $  16.875
Number of accumulation units outstanding at end of period
   (in thousands)........................................        42         39         35         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 19.608   $ 15.087  $  13.106  $ 13.452  $  11.516
Accumulation unit value at end of period.................  $ 21.697   $ 19.608  $  15.087  $ 13.106  $  13.452
Number of accumulation units outstanding at end of period
   (in thousands)........................................        34         35          8        15          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.641   $ 15.135  $  13.167  $ 13.536  $  11.604
Accumulation unit value at end of period.................  $ 21.701   $ 19.641  $  15.135  $ 13.167  $  13.536
Number of accumulation units outstanding at end of period
   (in thousands)........................................        46         44         91        78         33

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.662   $ 13.482  $ 12.307   $ 11.210  $  11.077
Accumulation unit value at end of period.................  $ 11.516   $  8.662  $ 13.482   $ 12.307  $  11.210
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-21

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.489   $ 14.297  $  12.482  $ 12.876  $  11.078
Accumulation unit value at end of period.................  $ 20.357   $ 18.489  $  14.297  $ 12.482  $  12.876
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         18         16        46         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.585   $ 11.300  $   9.886  $ 10.218  $   8.808
Accumulation unit value at end of period.................  $ 16.026   $ 14.585  $  11.300  $  9.886  $  10.218
Number of accumulation units outstanding at end of period
   (in thousands)........................................        37         31         37        23         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.248   $ 12.615  $  11.057  $ 11.452  $   9.892
Accumulation unit value at end of period.................  $ 17.818   $ 16.248  $  12.615  $ 11.057  $  11.452
Number of accumulation units outstanding at end of period
   (in thousands)........................................        65         55         50        66         48
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.599   $ 11.292  $   9.779  $ 10.349  $       -
Accumulation unit value at end of period.................  $ 16.166   $ 14.599  $  11.292  $  9.779  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.452   $ 11.218  $   9.748  $ 10.341  $       -
Accumulation unit value at end of period.................  $ 15.947   $ 14.452  $  11.218  $  9.748  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.390   $ 11.186  $   9.735  $ 10.338  $       -
Accumulation unit value at end of period.................  $ 15.855   $ 14.390  $  11.186  $  9.735  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          3          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.374   $ 13.100  $ 12.018   $ 11.002  $  11.001
Accumulation unit value at end of period.................  $ 11.078   $  8.374  $ 13.100   $ 12.018  $  11.002
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40          4        13         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.508   $ 11.792  $ 10.861   $  9.983  $  10.000
Accumulation unit value at end of period.................  $  9.892   $  7.508  $ 11.792   $ 10.861  $   9.983
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26          7         3          0          -
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-22

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.245   $ 11.112  $   9.705  $ 10.330  $       -
Accumulation unit value at end of period.................  $ 15.640   $ 14.245  $  11.112  $  9.705  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.163   $ 11.071  $   9.688  $ 10.325  $       -
Accumulation unit value at end of period.................  $ 15.519   $ 14.163  $  11.071  $  9.688  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.081   $ 11.029  $   9.671  $ 10.321  $       -
Accumulation unit value at end of period.................  $ 15.399   $ 14.081  $  11.029  $  9.671  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          1         0          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.195   $ 13.233  $  13.117  $      -  $       -
Accumulation unit value at end of period.................  $ 19.826   $ 19.195  $  13.233  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         40          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.826   $ 10.257  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.261   $ 14.826  $  10.257  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.597   $ 12.885  $  12.814  $      -  $       -
Accumulation unit value at end of period.................  $ 19.113   $ 18.597  $  12.885  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-23

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 21.356   $ 14.848  $  14.801  $      -  $       -
Accumulation unit value at end of period.................  $ 21.871   $ 21.356  $  14.848  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.960   $ 12.512  $  12.489  $      -  $       -
Accumulation unit value at end of period.................  $ 18.357   $ 17.960  $  12.512  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 20.721   $ 14.465  $  14.457  $      -  $       -
Accumulation unit value at end of period.................  $ 21.136   $ 20.721  $  14.465  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2         -          -
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.236   $  8.134  $   7.018  $  7.254  $   6.760
Accumulation unit value at end of period.................  $ 12.762   $ 11.236  $   8.134  $  7.018  $   7.254
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 16.470   $ 11.965  $  10.360  $ 10.745  $  10.049
Accumulation unit value at end of period.................  $ 18.642   $ 16.470  $  11.965  $ 10.360  $  10.745
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          6         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 16.198   $ 11.786  $  10.220  $ 10.616  $   9.942
Accumulation unit value at end of period.................  $ 18.307   $ 16.198  $  11.786  $ 10.220  $  10.616
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.120   $ 15.796  $ 16.871   $ 15.887  $  14.868
Accumulation unit value at end of period.................  $ 10.049   $  7.120  $ 15.796   $ 16.871  $  15.887
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          9        12         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-24

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 15.582   $ 11.377  $   9.900  $ 10.319  $   9.699
Accumulation unit value at end of period.................  $ 17.549   $ 15.582  $  11.377  $  9.900  $  10.319
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          5         7          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $  8.650   $  6.328  $   5.518  $  5.763  $   5.428
Accumulation unit value at end of period.................  $  9.723   $  8.650  $   6.328  $  5.518  $   5.763
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1        13          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.905   $ 10.927  $   9.546  $  9.991  $   9.428
Accumulation unit value at end of period.................  $ 16.720   $ 14.905  $  10.927  $  9.546  $   9.991
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5          5         4          4
CRM MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.102   $ 14.352  $  12.203  $ 13.140  $  11.082
Accumulation unit value at end of period.................  $ 20.200   $ 19.102  $  14.352  $ 12.203  $  13.140
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.569   $ 14.001  $  11.946  $ 12.908  $  10.925
Accumulation unit value at end of period.................  $ 19.568   $ 18.569  $  14.001  $ 11.946  $  12.908
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9         10         11        11         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.312   $ 13.827  $  11.816  $ 12.787  $  10.838
Accumulation unit value at end of period.................  $ 19.267   $ 18.312  $  13.827  $ 11.816  $  12.787
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  6.906   $ 15.399  $ 16.530   $ 15.644  $  14.901
Accumulation unit value at end of period.................  $  9.699   $  6.906  $ 15.399   $ 16.530  $  15.644
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          8        18         24          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.740   $ 15.089  $ 16.262   $ 15.452  $  14.745
Accumulation unit value at end of period.................  $  9.428   $  6.740  $ 15.089   $ 16.262  $  15.452
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          6         3          1          -
CRM MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.538   $ 13.214  $ 12.032   $ 10.324  $  10.000
Accumulation unit value at end of period.................  $ 10.925   $  8.538  $ 13.214   $ 12.032  $  10.324
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         14        12         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-25

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 17.778   $ 13.471  $  11.552  $ 12.545  $  10.671
Accumulation unit value at end of period.................  $ 18.640   $ 17.778  $  13.471  $ 11.552  $  12.545
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 15.722   $ 11.937  $  10.257  $ 11.161  $  10.000
Accumulation unit value at end of period.................  $ 16.452   $ 15.722  $  11.937  $ 10.257  $  11.161
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.187   $ 13.075  $  11.258  $ 12.274  $  10.482
Accumulation unit value at end of period.................  $ 17.949   $ 17.187  $  13.075  $ 11.258  $  12.274
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          1         2          2
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 52.645   $ 39.124  $  34.707  $ 36.451  $  32.513
Accumulation unit value at end of period.................  $ 56.093   $ 52.645  $  39.124  $ 34.707  $  36.451
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          9          9         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 20.417   $ 15.226  $  13.554  $ 14.285  $  12.787
Accumulation unit value at end of period.................  $ 21.678   $ 20.417  $  15.226  $ 13.554  $  14.285
Number of accumulation units outstanding at end of period
   (in thousands)........................................        76         98         84        87         86
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 20.060   $ 14.982  $  13.357  $ 14.099  $  12.638
Accumulation unit value at end of period.................  $ 21.267   $ 20.060  $  14.982  $ 13.357  $  14.099
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32         24         46        65         45

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.381   $ 13.036  $ 11.929   $ 10.288  $  10.000
Accumulation unit value at end of period.................  $ 10.671   $  8.381  $ 13.036   $ 11.929  $  10.288
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.266   $ 12.909  $ 11.860   $ 10.269  $  10.000
Accumulation unit value at end of period.................  $ 10.482   $  8.266  $ 12.909   $ 11.860  $  10.269
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2         1          0          -
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 24.619   $ 41.050  $ 39.105   $ 33.968  $  31.860
Accumulation unit value at end of period.................  $ 32.513   $ 24.619  $ 41.050   $ 39.105  $  33.968
Number of accumulation units outstanding at end of period
   (in thousands)........................................        45          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  9.716   $ 16.258  $ 15.542   $ 13.548  $  12.983
Accumulation unit value at end of period.................  $ 12.787   $  9.716  $ 16.258   $ 15.542  $  13.548
Number of accumulation units outstanding at end of period
   (in thousands)........................................        84         44        23         17          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-26

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 19.250   $ 14.428  $  12.909  $ 13.673  $  12.300
Accumulation unit value at end of period.................  $ 20.338   $ 19.250  $  14.428  $ 12.909  $  13.673
Number of accumulation units outstanding at end of period
   (in thousands)........................................        49         54         48        66         73
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.594   $  8.707  $   7.805  $  8.284  $   7.467
Accumulation unit value at end of period.................  $ 12.224   $ 11.594  $   8.707  $  7.805  $   8.284
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         26         24        37         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.366   $ 13.820  $  12.414  $ 13.202  $  11.924
Accumulation unit value at end of period.................  $ 19.325   $ 18.366  $  13.820  $ 12.414  $  13.202
Number of accumulation units outstanding at end of period
   (in thousands)........................................        70         86         94        93         82
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.506   $ 10.653  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 11.044   $ 10.506  $  10.653  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.434   $ 10.617  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.930   $ 10.434  $  10.617  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.404   $ 10.601  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.881   $ 10.404  $  10.601  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.393   $ 15.796  $ 15.176   $ 13.295  $  12.519
Accumulation unit value at end of period.................  $ 12.300   $  9.393  $ 15.796   $ 15.176  $  13.295
Number of accumulation units outstanding at end of period
   (in thousands)........................................        77         54        33         14          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.142   $ 15.436  $ 14.890   $ 13.097  $  12.355
Accumulation unit value at end of period.................  $ 11.924   $  9.142  $ 15.436   $ 14.890  $  13.097
Number of accumulation units outstanding at end of period
   (in thousands)........................................        90         41        25          2          -
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-27

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.332   $ 10.565  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.769   $ 10.332  $  10.565  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.292   $ 10.545  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.705   $ 10.292  $  10.545  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          3          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.251   $ 10.525  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.642   $ 10.251  $  10.525  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          6          0         -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.142   $ 11.607  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.914   $ 11.142  $  11.607  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.065   $ 11.568  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.781   $ 11.065  $  11.568  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.033   $ 11.551  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.724   $ 11.033  $  11.551  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-28

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.957   $ 11.512  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.593   $ 10.957  $  11.512  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.914   $ 11.490  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.518   $ 10.914  $  11.490  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.871   $ 11.468  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 12.444   $ 10.871  $  11.468  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 48.941   $ 36.839  $  33.090  $ 32.847  $  28.890
Accumulation unit value at end of period.................  $ 55.777   $ 48.941  $  36.839  $ 33.090  $  32.847
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 16.242   $ 12.269  $  11.059  $ 11.016  $   9.723
Accumulation unit value at end of period.................  $ 18.446   $ 16.242  $  12.269  $ 11.059  $  11.016
Number of accumulation units outstanding at end of period
   (in thousands)........................................        33          1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 15.909   $ 12.035  $  10.864  $ 10.838  $   9.581
Accumulation unit value at end of period.................  $ 18.040   $ 15.909  $  12.035  $ 10.864  $  10.838
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.198   $ 11.627  $ 11.500   $ 10.251  $  10.000
Accumulation unit value at end of period.................  $  9.723   $  7.198  $ 11.627   $ 11.500  $  10.251
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-29

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 15.445   $ 11.725  $  10.621  $ 10.633  $   9.432
Accumulation unit value at end of period.................  $ 17.453   $ 15.445  $  11.725  $ 10.621  $  10.633
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          3          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 15.724   $ 11.960  $  10.856  $ 10.890  $  10.000
Accumulation unit value at end of period.................  $ 17.733   $ 15.724  $  11.960  $ 10.856  $  10.890
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.931   $ 11.380  $  10.350  $ 10.404  $   9.266
Accumulation unit value at end of period.................  $ 16.805   $ 14.931  $  11.380  $ 10.350  $  10.404
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          0          1         0          0
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 57.963   $ 43.626  $  37.222  $ 38.060  $  30.200
Accumulation unit value at end of period.................  $ 63.394   $ 57.963  $  43.626  $ 37.222  $  38.060
Number of accumulation units outstanding at end of period
   (in thousands)........................................        24         19         11         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 19.910   $ 15.038  $  12.875  $ 13.211  $  10.520
Accumulation unit value at end of period.................  $ 21.699   $ 19.910  $  15.038  $ 12.875  $  13.211
Number of accumulation units outstanding at end of period
   (in thousands)........................................        78         34          8        24          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.859   $ 15.021  $  12.881  $ 13.236  $  10.556
Accumulation unit value at end of period.................  $ 21.611   $ 19.859  $  15.021  $ 12.881  $  13.236
Number of accumulation units outstanding at end of period
   (in thousands)........................................        56         57         51        40         25

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.017   $ 11.393  $ 11.325   $ 10.145  $  10.000
Accumulation unit value at end of period.................  $  9.432   $  7.017  $ 11.393   $ 11.325  $  10.145
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.921   $ 11.282  $ 11.259   $ 10.127  $  10.000
Accumulation unit value at end of period.................  $  9.266   $  6.921  $ 11.282   $ 11.259  $  10.127
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         0          0          -
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.703   $ 12.164  $ 11.348   $ 10.365  $  10.000
Accumulation unit value at end of period.................  $ 10.520   $  7.703  $ 12.164   $ 11.348  $  10.365
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-30

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 19.280   $ 14.634  $  12.593  $ 12.986  $  10.392
Accumulation unit value at end of period.................  $ 20.907   $ 19.280  $  14.634  $ 12.593  $  12.986
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20         18         13        12          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.062   $ 12.216  $  10.533  $ 10.884  $  10.032
Accumulation unit value at end of period.................  $ 17.383   $ 16.062  $  12.216  $ 10.533  $  10.884
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40         28         21        11          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.638   $ 14.204  $  12.272  $ 12.706  $  10.209
Accumulation unit value at end of period.................  $ 20.132   $ 18.638  $  14.204  $ 12.272  $  12.706
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         37         40        34         25
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 44.687   $ 31.747  $  27.365  $ 29.988  $       -
Accumulation unit value at end of period.................  $ 47.102   $ 44.687  $  31.747  $ 27.365  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13         17          9         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 20.115   $ 14.341  $  12.404  $ 13.625  $       -
Accumulation unit value at end of period.................  $ 21.128   $ 20.115  $  14.341  $ 12.404  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17          8          1        12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 20.055   $ 14.319  $  12.404  $ 13.639  $       -
Accumulation unit value at end of period.................  $ 21.034   $ 20.055  $  14.319  $ 12.404  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32         29         30        26          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.648   $ 12.137  $ 11.380   $ 10.446  $  10.000
Accumulation unit value at end of period.................  $ 10.392   $  7.648  $ 12.137   $ 11.380  $  10.446
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12          2         2          5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.543   $ 12.018  $ 11.314   $ 10.427  $  10.000
Accumulation unit value at end of period.................  $ 10.209   $  7.543  $ 12.018   $ 11.314  $  10.427
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25          0         0          0          -
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-31

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 19.470   $ 13.950  $  12.127  $ 13.365  $       -
Accumulation unit value at end of period.................  $ 20.349   $ 19.470  $  13.950  $ 12.127  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          8          6         8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.635   $ 12.661  $  11.028  $ 12.171  $       -
Accumulation unit value at end of period.................  $ 18.394   $ 17.635  $  12.661  $ 11.028  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17         15         10         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.823   $ 13.540  $  11.818  $ 13.059  $       -
Accumulation unit value at end of period.................  $ 19.594   $ 18.823  $  13.540  $ 11.818  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         23         20        24          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.058   $ 11.095  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.797   $ 15.058  $  11.095  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.955   $ 11.057  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.634   $ 14.955  $  11.057  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.911   $ 11.041  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.564   $ 14.911  $  11.041  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          6          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-32

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.809   $ 11.004  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.403   $ 14.809  $  11.004  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.751   $ 10.983  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.312   $ 14.751  $  10.983  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.693   $ 10.962  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.222   $ 14.693  $  10.962  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          4          1         -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.377   $ 10.935  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.384   $ 14.377  $  10.935  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.279   $ 10.898  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.225   $ 14.279  $  10.898  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.237   $ 10.882  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.157   $ 14.237  $  10.882  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-33

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.139   $ 10.845  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.001   $ 14.139  $  10.845  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.084   $ 10.824  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 14.912   $ 14.084  $  10.824  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.029   $ 10.803  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 14.824   $ 14.029  $  10.803  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.199   $ 14.993  $  12.669  $ 13.150  $  10.354
Accumulation unit value at end of period.................  $ 20.199   $ 20.199  $  14.993  $ 12.669  $  13.150
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 22.970   $ 17.110  $  14.508  $ 15.113  $  11.941
Accumulation unit value at end of period.................  $ 22.890   $ 22.970  $  17.110  $ 14.508  $  15.113
Number of accumulation units outstanding at end of period
   (in thousands)........................................        45         54         54        49         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 22.656   $ 16.902  $  14.353  $ 14.973  $  11.849
Accumulation unit value at end of period.................  $ 22.543   $ 22.656  $  16.902  $ 14.353  $  14.973
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         14         11        14         12

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  9.107   $ 13.597  $ 14.035   $ 12.058  $  11.924
Accumulation unit value at end of period.................  $ 11.941   $  9.107  $ 13.597   $ 14.035  $  12.058
Number of accumulation units outstanding at end of period
   (in thousands)........................................        27          6         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-34

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 21.940   $ 16.425  $  13.997  $ 14.653  $  11.636
Accumulation unit value at end of period.................  $ 21.754   $ 21.940  $  16.425  $ 13.997  $  14.653
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         17         15        23         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.173   $ 10.631  $   9.078  $  9.522  $   7.577
Accumulation unit value at end of period.................  $ 14.025   $ 14.173  $  10.631  $  9.078  $   9.522
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         14          9         8          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 21.149   $ 15.896  $  13.601  $ 14.295  $  11.397
Accumulation unit value at end of period.................  $ 20.887   $ 21.149  $  15.896  $ 13.601  $  14.295
Number of accumulation units outstanding at end of period
   (in thousands)........................................        21         26         31        27         27
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.510   $  9.740  $   9.521  $ 10.171  $       -
Accumulation unit value at end of period.................  $ 10.784   $ 10.510  $   9.740  $  9.521  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.404   $  9.676  $   9.491  $ 10.163  $       -
Accumulation unit value at end of period.................  $ 10.639   $ 10.404  $   9.676  $  9.491  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.359   $  9.649  $   9.478  $ 10.160  $       -
Accumulation unit value at end of period.................  $ 10.577   $ 10.359  $   9.649  $  9.478  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.919   $ 13.382  $ 13.883   $ 11.987  $  11.672
Accumulation unit value at end of period.................  $ 11.636   $  8.919  $ 13.382   $ 13.883  $  11.987
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14          8         6          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.771   $ 13.214  $ 13.763   $ 11.931  $  11.639
Accumulation unit value at end of period.................  $ 11.397   $  8.771  $ 13.214   $ 13.763  $  11.931
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         16         8          0          -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-35

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.255   $  9.585  $   9.449  $ 10.152  $       -
Accumulation unit value at end of period.................  $ 10.434   $ 10.255  $   9.585  $  9.449  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.196   $  9.549  $   9.432  $ 10.148  $       -
Accumulation unit value at end of period.................  $ 10.353   $ 10.196  $   9.549  $  9.432  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.137   $  9.513  $   9.415  $ 10.143  $       -
Accumulation unit value at end of period.................  $ 10.273   $ 10.137  $   9.513  $  9.415  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.966   $ 13.299  $  12.971  $ 12.181  $       -
Accumulation unit value at end of period.................  $ 13.498   $ 12.966  $  13.299  $ 12.971  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       120        121        124       108          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.853   $ 12.200  $  11.941  $ 11.253  $       -
Accumulation unit value at end of period.................  $ 12.296   $ 11.853  $  12.200  $ 11.941  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.545   $ 12.931  $  12.675  $ 11.963  $       -
Accumulation unit value at end of period.................  $ 12.994   $ 12.545  $  12.931  $ 12.675  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          3        15          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-36

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.761   $ 13.200  $  12.985  $ 12.299  $       -
Accumulation unit value at end of period.................  $ 13.172   $ 12.761  $  13.200  $ 12.985  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          3          9        30          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.097   $ 12.538  $  12.358  $ 11.728  $       -
Accumulation unit value at end of period.................  $ 12.461   $ 12.097  $  12.538  $ 12.358  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          5         11        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.381   $ 12.858  $  12.699  $ 12.076  $       -
Accumulation unit value at end of period.................  $ 12.729   $ 12.381  $  12.858  $ 12.699  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         25         37        30          -
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.299   $ 17.021  $  14.736  $ 14.413  $  12.709
Accumulation unit value at end of period.................  $ 18.610   $ 18.299  $  17.021  $ 14.736  $  14.413
Number of accumulation units outstanding at end of period
   (in thousands)........................................       184        161        147       117         83
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.240   $ 17.026  $  14.792  $ 14.518  $  12.847
Accumulation unit value at end of period.................  $ 18.486   $ 18.240  $  17.026  $ 14.792  $  14.518
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3          1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 17.497   $ 16.356  $  14.232  $ 13.989  $  12.397
Accumulation unit value at end of period.................  $ 17.706   $ 17.497  $  16.356  $ 14.232  $  13.989
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8         41         30        22          6

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.473   $ 11.742  $ 11.545   $ 10.373  $  10.233
Accumulation unit value at end of period.................  $ 12.709   $  8.473  $ 11.742   $ 11.545  $  10.373
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.595   $ 11.953  $ 11.793   $ 10.634  $  10.635
Accumulation unit value at end of period.................  $ 12.847   $  8.595  $ 11.953   $ 11.793  $  10.634
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2         1          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-37

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 16.956   $ 15.907  $  13.889  $ 13.700  $  12.183
Accumulation unit value at end of period.................  $ 17.099   $ 16.956  $  15.907  $ 13.889  $  13.700
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          9         22        31         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.072   $ 13.227  $  11.573  $ 11.438  $  10.192
Accumulation unit value at end of period.................  $ 14.162   $ 14.072  $  13.227  $ 11.573  $  11.438
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          7         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.088   $ 15.153  $  13.284  $ 13.156  $  11.746
Accumulation unit value at end of period.................  $ 16.159   $ 16.088  $  15.153  $ 13.284  $  13.156
Number of accumulation units outstanding at end of period
   (in thousands)........................................        24         21         20        19         15
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 68.057   $ 51.389  $  43.539  $ 46.621  $  37.489
Accumulation unit value at end of period.................  $ 77.074   $ 68.057  $  51.389  $ 43.539  $  46.621
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 27.723   $ 21.007  $  17.860  $ 19.191  $  15.487
Accumulation unit value at end of period.................  $ 31.287   $ 27.723  $  21.007  $ 17.860  $  19.191
Number of accumulation units outstanding at end of period
   (in thousands)........................................        46         49         48        48         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 27.239   $ 20.671  $  17.601  $ 18.941  $  15.308
Accumulation unit value at end of period.................  $ 30.694   $ 27.239  $  20.671  $ 17.601  $  18.941
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          6         14        23         36

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.192   $ 11.450  $ 11.354   $ 10.288  $  10.189
Accumulation unit value at end of period.................  $ 12.183   $  8.192  $ 11.450   $ 11.354  $  10.288
Number of accumulation units outstanding at end of period
   (in thousands)........................................        27         25        21         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.930   $ 11.127  $ 11.078   $ 10.079  $  10.000
Accumulation unit value at end of period.................  $ 11.746   $  7.930  $ 11.127   $ 11.078  $  10.079
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          5         4          2          -
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 28.252   $ 44.652  $ 43.391   $ 37.531  $  36.360
Accumulation unit value at end of period.................  $ 37.489   $ 28.252  $ 44.652   $ 43.391  $  37.531
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.712   $ 18.575  $ 18.114   $ 15.722  $  15.457
Accumulation unit value at end of period.................  $ 15.487   $ 11.712  $ 18.575   $ 18.114  $  15.722
Number of accumulation units outstanding at end of period
   (in thousands)........................................        54         47        43         23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-38

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 26.142   $ 19.908  $  17.010  $ 18.370  $  14.898
Accumulation unit value at end of period.................  $ 29.354   $ 26.142  $  19.908  $ 17.010  $  18.370
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         40         37        36         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.073   $  9.976  $   8.541  $  9.242  $   7.510
Accumulation unit value at end of period.................  $ 14.651   $ 13.073  $   9.976  $  8.541  $   9.242
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2        32         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 24.942   $ 19.070  $  16.360  $ 17.738  $  14.443
Accumulation unit value at end of period.................  $ 27.895   $ 24.942  $  19.070  $ 16.360  $  17.738
Number of accumulation units outstanding at end of period
   (in thousands)........................................        24         27         29        33         38
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.494   $ 11.195  $   9.623  $ 10.625  $       -
Accumulation unit value at end of period.................  $ 11.461   $ 11.494  $  11.195  $  9.623  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.379   $ 11.122  $   9.593  $ 10.617  $       -
Accumulation unit value at end of period.................  $ 11.307   $ 11.379  $  11.122  $  9.593  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.329   $ 11.090  $   9.580  $ 10.613  $       -
Accumulation unit value at end of period.................  $ 11.241   $ 11.329  $  11.090  $  9.580  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.323   $ 18.048  $ 17.688   $ 15.430  $  15.007
Accumulation unit value at end of period.................  $ 14.898   $ 11.323  $ 18.048   $ 17.688  $  15.430
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         33        16          3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.021   $ 17.638  $ 17.355   $ 15.201  $  14.811
Accumulation unit value at end of period.................  $ 14.443   $ 11.021  $ 17.638   $ 17.355  $  15.201
Number of accumulation units outstanding at end of period
   (in thousands)........................................        43         41        36          2          -
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-39

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.215   $ 11.017  $   9.550  $ 10.605  $       -
Accumulation unit value at end of period.................  $ 11.089   $ 11.215  $  11.017  $  9.550  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.151   $ 10.976  $   9.533  $ 10.600  $       -
Accumulation unit value at end of period.................  $ 11.003   $ 11.151  $  10.976  $  9.533  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.087   $ 10.934  $   9.516  $ 10.596  $       -
Accumulation unit value at end of period.................  $ 10.918   $ 11.087  $  10.934  $  9.516  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
HIGHLAND PREMIER GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 49.782   $ 36.982  $  30.761  $ 30.746  $  27.627
Accumulation unit value at end of period.................  $ 56.622   $ 49.782  $  36.982  $ 30.761  $  30.746
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.516   $ 13.803  $  11.521  $ 11.556  $  10.420
Accumulation unit value at end of period.................  $ 20.986   $ 18.516  $  13.803  $ 11.521  $  11.556
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.322   $ 14.426  $  12.059  $ 12.114  $  10.939
Accumulation unit value at end of period.................  $ 21.867   $ 19.322  $  14.426  $ 12.059  $  12.114
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
HIGHLAND PREMIER GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.548   $ 11.910  $ 11.385   $ 10.514  $  10.384
Accumulation unit value at end of period.................  $ 10.420   $  7.548  $ 11.910   $ 11.385  $  10.514
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-40

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.693   $ 14.005  $  11.748  $ 11.843  $  10.732
Accumulation unit value at end of period.................  $ 21.081   $ 18.693  $  14.005  $ 11.748  $  11.843
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         2          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.803   $ 12.614  $  10.603  $ 10.710  $  10.000
Accumulation unit value at end of period.................  $ 18.912   $ 16.803  $  12.614  $ 10.603  $  10.710
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.442   $ 12.368  $  10.417  $ 10.543  $   9.592
Accumulation unit value at end of period.................  $ 18.469   $ 16.442  $  12.368  $ 10.417  $  10.543
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          1          3         1          1
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.513   $ 10.400  $   8.778  $  9.191  $   7.687
Accumulation unit value at end of period.................  $ 16.428   $ 14.513  $  10.400  $  8.778  $   9.191
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.080   $ 12.282  $  10.403  $ 10.930  $   9.174
Accumulation unit value at end of period.................  $ 19.265   $ 17.080  $  12.282  $ 10.403  $  10.930
Number of accumulation units outstanding at end of period
   (in thousands)........................................        21         22         24        24         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 16.835   $ 12.124  $  10.284  $ 10.822  $   9.097
Accumulation unit value at end of period.................  $ 18.960   $ 16.835  $  12.124  $ 10.284  $  10.822
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.813   $ 12.390  $ 11.903   $ 11.048  $  10.991
Accumulation unit value at end of period.................  $ 10.732   $  7.813  $ 12.390   $ 11.903  $  11.048
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.012   $ 11.163  $ 10.767   $ 10.034  $  10.000
Accumulation unit value at end of period.................  $  9.592   $  7.012  $ 11.163   $ 10.767  $  10.034
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0         0          0          -
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  6.874   $ 13.018  $ 14.637   $ 12.952  $  12.950
Accumulation unit value at end of period.................  $  9.174   $  6.874  $ 13.018   $ 14.637  $  12.952
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32         33        31         26          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-41

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 16.276   $ 11.763  $  10.013  $ 10.574  $   8.919
Accumulation unit value at end of period.................  $ 18.267   $ 16.276  $  11.763  $ 10.013  $  10.574
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         16         15        17         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.479   $ 11.933  $  10.179  $ 10.770  $  10.000
Accumulation unit value at end of period.................  $ 18.458   $ 16.479  $  11.933  $ 10.179  $  10.770
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1        12          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.661   $ 11.364  $   9.712  $ 10.297  $   8.720
Accumulation unit value at end of period.................  $ 17.507   $ 15.661  $  11.364  $  9.712  $  10.297
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          6          7         7          6
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.104   $ 10.095  $   8.918  $  9.304  $       -
Accumulation unit value at end of period.................  $ 15.278   $ 14.104  $  10.095  $  8.918  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.971   $ 10.034  $   8.896  $ 10.354  $       -
Accumulation unit value at end of period.................  $ 15.080   $ 13.971  $  10.034  $  8.896  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.914   $ 10.008  $   8.886  $ 10.353  $       -
Accumulation unit value at end of period.................  $ 14.996   $ 13.914  $  10.008  $  8.886  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1         29          1         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  6.716   $ 12.784  $ 14.446   $ 12.847  $  12.834
Accumulation unit value at end of period.................  $  8.919   $  6.716  $ 12.784   $ 14.446  $  12.847
Number of accumulation units outstanding at end of period
   (in thousands)........................................        18         16        14         12          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.593   $ 12.599  $ 14.294   $ 12.764  $  12.774
Accumulation unit value at end of period.................  $  8.720   $  6.593  $ 12.599   $ 14.294  $  12.764
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         12         7          3          1
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-42

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 13.783   $  9.949  $   8.864  $ 10.352  $       -
Accumulation unit value at end of period.................  $ 14.803   $ 13.783  $   9.949  $  8.864  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          6          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.708   $  9.915  $   8.851  $ 10.351  $       -
Accumulation unit value at end of period.................  $ 14.693   $ 13.708  $   9.915  $  8.851  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.634   $  9.881  $   8.838  $ 10.350  $       -
Accumulation unit value at end of period.................  $ 14.585   $ 13.634  $   9.881  $  8.838  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          6          5         4          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.961   $ 15.499  $  13.035  $ 13.297  $  11.502
Accumulation unit value at end of period.................  $ 22.873   $ 20.961  $  15.499  $ 13.035  $  13.297
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          3         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 20.135   $ 14.940  $  12.609  $ 12.908  $  11.205
Accumulation unit value at end of period.................  $ 21.895   $ 20.135  $  14.940  $ 12.609  $  12.908
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         28         20        17         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.764   $ 14.687  $  12.414  $ 12.728  $  11.065
Accumulation unit value at end of period.................  $ 21.460   $ 19.764  $  14.687  $ 12.414  $  12.728
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          5         17        17         50

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.886   $ 13.860  $ 14.127   $ 12.172  $  11.803
Accumulation unit value at end of period.................  $ 11.502   $  8.886  $ 13.860   $ 14.127  $  12.172
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.686   $ 13.596  $ 13.907   $ 12.025  $  11.642
Accumulation unit value at end of period.................  $ 11.205   $  8.686  $ 13.596   $ 13.907  $  12.025
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5         4         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-43

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.926   $ 14.114  $  11.972  $ 12.317  $  10.745
Accumulation unit value at end of period.................  $ 20.478   $ 18.926  $  14.114  $ 11.972  $  12.317
Number of accumulation units outstanding at end of period
   (in thousands)........................................        30         29         25        27         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.798   $  9.562  $   8.127  $  8.378  $   7.324
Accumulation unit value at end of period.................  $ 13.819   $ 12.798  $   9.562  $  8.127  $   8.378
Number of accumulation units outstanding at end of period
   (in thousands)........................................        34         38         27        33          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.012   $ 13.486  $  11.485  $ 11.863  $  10.391
Accumulation unit value at end of period.................  $ 19.411   $ 18.012  $  13.486  $ 11.485  $  11.863
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         29         41        40         53
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.905   $ 18.330  $  16.238  $ 16.441  $  14.628
Accumulation unit value at end of period.................  $ 24.983   $ 22.905  $  18.330  $ 16.238  $  16.441
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         17         11        11          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 21.973   $ 17.646  $  15.687  $ 15.938  $  14.230
Accumulation unit value at end of period.................  $ 23.882   $ 21.973  $  17.646  $ 15.687  $  15.938
Number of accumulation units outstanding at end of period
   (in thousands)........................................       370        177        130       152        190
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 21.585   $ 17.360  $  15.456  $ 15.727  $  14.063
Accumulation unit value at end of period.................  $ 23.426   $ 21.585  $  17.360  $ 15.456  $  15.727
Number of accumulation units outstanding at end of period
   (in thousands)........................................        55        251        318       323        289

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.372   $ 13.170  $ 13.538   $ 11.764  $  11.452
Accumulation unit value at end of period.................  $ 10.745   $  8.372  $ 13.170   $ 13.538  $  11.764
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         22        16          8          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.128   $ 12.838  $ 13.250   $ 11.560  $  11.274
Accumulation unit value at end of period.................  $ 10.391   $  8.128  $ 12.838   $ 13.250  $  11.560
Number of accumulation units outstanding at end of period
   (in thousands)........................................        44         23        44          2          -
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  6.450   $  8.840  $  9.120   $  8.680  $   8.750
Accumulation unit value at end of period.................  $ 14.628   $  6.450  $  8.840   $  9.120  $   8.680
Number of accumulation units outstanding at end of period
   (in thousands)........................................       259        308       292          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.562   $ 15.426  $ 14.991   $ 13.368  $  13.203
Accumulation unit value at end of period.................  $ 14.230   $ 11.562  $ 15.426   $ 14.991  $  13.368
Number of accumulation units outstanding at end of period
   (in thousands)........................................       416        400       426        375        259
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-44

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 20.896   $ 16.865  $  15.068  $ 15.386  $  13.806
Accumulation unit value at end of period.................  $ 22.599   $ 20.896  $  16.865  $ 15.068  $  15.386
Number of accumulation units outstanding at end of period
   (in thousands)........................................        58         77        204       223        239
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.111   $ 10.603  $   9.492  $  9.712  $   8.732
Accumulation unit value at end of period.................  $ 14.151   $ 13.111  $  10.603  $  9.492  $   9.712
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23         35         26        28         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 19.746   $ 16.000  $  14.352  $ 14.714  $  13.256
Accumulation unit value at end of period.................  $ 21.270   $ 19.746  $  16.000  $ 14.352  $  14.714
Number of accumulation units outstanding at end of period
   (in thousands)........................................        86         93        109        99        106
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.453   $ 18.128  $  15.554  $ 14.458  $  11.775
Accumulation unit value at end of period.................  $ 23.641   $ 18.453  $  18.128  $ 15.554  $  14.458
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         28         43        25         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 31.377   $ 30.934  $  26.634  $ 24.845  $  20.304
Accumulation unit value at end of period.................  $ 40.059   $ 31.377  $  30.934  $ 26.634  $  24.845
Number of accumulation units outstanding at end of period
   (in thousands)........................................        30         27         30        29         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 30.871   $ 30.480  $  26.283  $ 24.554  $  20.096
Accumulation unit value at end of period.................  $ 39.354   $ 30.871  $  30.480  $ 26.283  $  24.554
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         25         24        25         18

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.274   $ 15.116  $ 14.764   $ 13.232  $  12.805
Accumulation unit value at end of period.................  $ 13.806   $ 11.274  $ 15.116   $ 14.764  $  13.232
Number of accumulation units outstanding at end of period
   (in thousands)........................................       240        226       236        193        220
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.868   $ 14.631  $ 14.347   $ 12.910  $  12.517
Accumulation unit value at end of period.................  $ 13.256   $ 10.868  $ 14.631   $ 14.347  $  12.910
Number of accumulation units outstanding at end of period
   (in thousands)........................................       104         79        65         48         28
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  9.079   $ 14.275  $ 16.788   $ 12.321  $  11.732
Accumulation unit value at end of period.................  $ 11.775   $  9.079  $ 14.275   $ 16.788  $  12.321
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 15.711   $ 24.790  $ 29.255   $ 21.546  $  20.787
Accumulation unit value at end of period.................  $ 20.304   $ 15.711  $ 24.790   $ 29.255  $  21.546
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17          9        12          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-45

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 29.720   $ 29.447  $  25.481  $ 23.889  $  19.620
Accumulation unit value at end of period.................  $ 37.755   $ 29.720  $  29.447  $ 25.481  $  23.889
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         17         17        22         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.355   $ 10.280  $   8.914  $  8.373  $   6.891
Accumulation unit value at end of period.................  $ 13.128   $ 10.355  $  10.280  $  8.914  $   8.373
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23         18         18        28         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 28.458   $ 28.309  $  24.595  $ 23.150  $  19.090
Accumulation unit value at end of period.................  $ 36.007   $ 28.458  $  28.309  $ 24.595  $  23.150
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25         24         25        30         20
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.216   $ 11.088  $   9.859  $ 10.397  $       -
Accumulation unit value at end of period.................  $ 12.894   $ 12.216  $  11.088  $  9.859  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        33         29         24         8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.093   $ 11.015  $   9.828  $ 10.389  $       -
Accumulation unit value at end of period.................  $ 12.719   $ 12.093  $  11.015  $  9.828  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17         20          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.040   $ 10.984  $   9.815  $ 10.386  $       -
Accumulation unit value at end of period.................  $ 12.646   $ 12.040  $  10.984  $  9.815  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          6          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 15.258   $ 24.196  $ 28.698   $ 21.241  $  20.307
Accumulation unit value at end of period.................  $ 19.620   $ 15.258  $ 24.196   $ 28.698  $  21.241
Number of accumulation units outstanding at end of period
   (in thousands)........................................        24         17        14         11          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.905   $ 23.732  $ 28.260   $ 21.001  $  20.114
Accumulation unit value at end of period.................  $ 19.090   $ 14.905  $ 23.732   $ 28.260  $  21.001
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         12         5          0          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-46

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.919   $ 10.911  $   9.784  $ 10.378  $       -
Accumulation unit value at end of period.................  $ 12.475   $ 11.919  $  10.911  $  9.784  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          4          5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.851   $ 10.870  $   9.767  $ 10.374  $       -
Accumulation unit value at end of period.................  $ 12.378   $ 11.851  $  10.870  $  9.767  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20          2          4        22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.782   $ 10.829  $   9.750  $ 10.369  $       -
Accumulation unit value at end of period.................  $ 12.282   $ 11.782  $  10.829  $  9.750  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        49         17          1         0          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.616   $ 11.123  $   9.733  $ 10.424  $       -
Accumulation unit value at end of period.................  $ 13.460   $ 12.616  $  11.123  $  9.733  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         36         34        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.489   $ 11.049  $   9.702  $ 10.416  $       -
Accumulation unit value at end of period.................  $ 13.278   $ 12.489  $  11.049  $  9.702  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32         23          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.435   $ 11.018  $   9.689  $ 10.413  $       -
Accumulation unit value at end of period.................  $ 13.201   $ 12.435  $  11.018  $  9.689  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        57         11          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-47

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.310   $ 10.946  $   9.659  $ 10.405  $       -
Accumulation unit value at end of period.................  $ 13.023   $ 12.310  $  10.946  $  9.659  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        47         18         14         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.239   $ 10.904  $   9.642  $ 10.401  $       -
Accumulation unit value at end of period.................  $ 12.922   $ 12.239  $  10.904  $  9.642  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        43          1          1         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.169   $ 10.863  $   9.625  $ 10.396  $       -
Accumulation unit value at end of period.................  $ 12.822   $ 12.169  $  10.863  $  9.625  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       106          8          4         2          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.906   $ 11.045  $   9.536  $ 10.457  $       -
Accumulation unit value at end of period.................  $ 13.828   $ 12.906  $  11.045  $  9.536  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32         14         13         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.776   $ 10.972  $   9.506  $ 10.449  $       -
Accumulation unit value at end of period.................  $ 13.642   $ 12.776  $  10.972  $  9.506  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12          4          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.721   $ 10.941  $   9.493  $ 10.446  $       -
Accumulation unit value at end of period.................  $ 13.562   $ 12.721  $  10.941  $  9.493  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19          4          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-48

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.593   $ 10.869  $   9.464  $ 10.438  $       -
Accumulation unit value at end of period.................  $ 13.379   $ 12.593  $  10.869  $  9.464  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        53         45         26         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.520   $ 10.828  $   9.447  $ 10.434  $       -
Accumulation unit value at end of period.................  $ 13.275   $ 12.520  $  10.828  $  9.447  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        44         10          4        20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.448   $ 10.788  $   9.430  $ 10.429  $       -
Accumulation unit value at end of period.................  $ 13.173   $ 12.448  $  10.788  $  9.430  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       142         60         48         8          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.103   $ 10.948  $   9.367  $ 10.481  $       -
Accumulation unit value at end of period.................  $ 14.076   $ 13.103  $  10.948  $  9.367  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10        101         80        68          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.971   $ 10.876  $   9.338  $ 10.473  $       -
Accumulation unit value at end of period.................  $ 13.886   $ 12.971  $  10.876  $  9.338  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12          5          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.915   $ 10.845  $   9.326  $ 10.470  $       -
Accumulation unit value at end of period.................  $ 13.805   $ 12.915  $  10.845  $  9.326  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        38         10          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-49

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.785   $ 10.774  $   9.297  $ 10.462  $       -
Accumulation unit value at end of period.................  $ 13.618   $ 12.785  $  10.774  $  9.297  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        68         13          5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.711   $ 10.733  $   9.280  $ 10.458  $       -
Accumulation unit value at end of period.................  $ 13.513   $ 12.711  $  10.733  $  9.280  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        57          2          1         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.638   $ 10.693  $   9.264  $ 10.453  $       -
Accumulation unit value at end of period.................  $ 13.408   $ 12.638  $  10.693  $  9.264  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       110         38          9         7          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.314   $ 10.926  $   9.269  $ 10.502  $       -
Accumulation unit value at end of period.................  $ 14.323   $ 13.314  $  10.926  $  9.269  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        45         15         10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.181   $ 10.854  $   9.240  $ 10.494  $       -
Accumulation unit value at end of period.................  $ 14.129   $ 13.181  $  10.854  $  9.240  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         10          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.124   $ 10.823  $   9.228  $ 10.490  $       -
Accumulation unit value at end of period.................  $ 14.047   $ 13.124  $  10.823  $  9.228  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         10          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-50

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.992   $ 10.752  $   9.199  $ 10.483  $       -
Accumulation unit value at end of period.................  $ 13.857   $ 12.992  $  10.752  $  9.199  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        28         23         16         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.917   $ 10.711  $   9.183  $ 10.478  $       -
Accumulation unit value at end of period.................  $ 13.750   $ 12.917  $  10.711  $  9.183  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        22          2          1         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.842   $ 10.671  $   9.166  $ 10.474  $       -
Accumulation unit value at end of period.................  $ 13.643   $ 12.842  $  10.671  $  9.166  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        45          9          8         5          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.408   $ 10.921  $   9.260  $ 10.503  $       -
Accumulation unit value at end of period.................  $ 14.431   $ 13.408  $  10.921  $  9.260  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         57         47        34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.273   $ 10.849  $   9.231  $ 10.495  $       -
Accumulation unit value at end of period.................  $ 14.236   $ 13.273  $  10.849  $  9.231  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13          6          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.216   $ 10.818  $   9.219  $ 10.492  $       -
Accumulation unit value at end of period.................  $ 14.153   $ 13.216  $  10.818  $  9.219  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         10          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-51

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 13.083   $ 10.747  $   9.190  $ 10.484  $       -
Accumulation unit value at end of period.................  $ 13.962   $ 13.083  $  10.747  $  9.190  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        18         10          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.008   $ 10.707  $   9.174  $ 10.479  $       -
Accumulation unit value at end of period.................  $ 13.854   $ 13.008  $  10.707  $  9.174  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        22          2          1         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.933   $ 10.666  $   9.157  $ 10.475  $       -
Accumulation unit value at end of period.................  $ 13.747   $ 12.933  $  10.666  $  9.157  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        37          7          1         1          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.420   $ 10.933  $   9.255  $ 10.494  $       -
Accumulation unit value at end of period.................  $ 14.434   $ 13.420  $  10.933  $  9.255  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         13         10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.285   $ 10.861  $   9.227  $ 10.486  $       -
Accumulation unit value at end of period.................  $ 14.239   $ 13.285  $  10.861  $  9.227  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.228   $ 10.830  $   9.214  $ 10.483  $       -
Accumulation unit value at end of period.................  $ 14.156   $ 13.228  $  10.830  $  9.214  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          6          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-52

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 13.095   $ 10.759  $   9.186  $ 10.475  $       -
Accumulation unit value at end of period.................  $ 13.965   $ 13.095  $  10.759  $  9.186  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23          8          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.019   $ 10.719  $   9.169  $ 10.470  $       -
Accumulation unit value at end of period.................  $ 13.857   $ 13.019  $  10.719  $  9.169  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20          6          5         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.944   $ 10.678  $   9.153  $ 10.466  $       -
Accumulation unit value at end of period.................  $ 13.749   $ 12.944  $  10.678  $  9.153  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        54          5          1         1          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.409   $ 10.924  $   9.257  $ 10.496  $       -
Accumulation unit value at end of period.................  $ 14.422   $ 13.409  $  10.924  $  9.257  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11         86         71        54          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.275   $ 10.852  $   9.228  $ 10.488  $       -
Accumulation unit value at end of period.................  $ 14.227   $ 13.275  $  10.852  $  9.228  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          3          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.217   $ 10.821  $   9.216  $ 10.485  $       -
Accumulation unit value at end of period.................  $ 14.144   $ 13.217  $  10.821  $  9.216  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          2          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-53

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 13.084   $ 10.750  $   9.187  $ 10.477  $       -
Accumulation unit value at end of period.................  $ 13.953   $ 13.084  $  10.750  $  9.187  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          4          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.009   $ 10.709  $   9.171  $ 10.473  $       -
Accumulation unit value at end of period.................  $ 13.845   $ 13.009  $  10.709  $  9.171  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16          2          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.934   $ 10.669  $   9.155  $ 10.468  $       -
Accumulation unit value at end of period.................  $ 13.738   $ 12.934  $  10.669  $  9.155  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        30          4          0         -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.063   $ 10.642  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 14.060   $ 13.063  $  10.642  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.984   $ 10.615  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.926   $ 12.984  $  10.615  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 12.951   $ 10.603  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.870   $ 12.951  $  10.603  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-54

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 12.873   $ 10.577  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.738   $ 12.873  $  10.577  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.829   $ 10.562  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.664   $ 12.829  $  10.562  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 12.785   $ 10.546  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.590   $ 12.785  $  10.546  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          1          -         -          -
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.852   $ 11.013  $  10.012  $ 10.336  $       -
Accumulation unit value at end of period.................  $ 12.438   $ 11.852  $  11.013  $ 10.012  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.733   $ 10.940  $   9.981  $ 10.329  $       -
Accumulation unit value at end of period.................  $ 12.270   $ 11.733  $  10.940  $  9.981  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.682   $ 10.909  $   9.968  $ 10.325  $       -
Accumulation unit value at end of period.................  $ 12.198   $ 11.682  $  10.909  $  9.968  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-55

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.564   $ 10.838  $   9.937  $ 10.318  $       -
Accumulation unit value at end of period.................  $ 12.033   $ 11.564  $  10.838  $  9.937  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.498   $ 10.797  $   9.919  $ 10.313  $       -
Accumulation unit value at end of period.................  $ 11.940   $ 11.498  $  10.797  $  9.919  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        22          2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.432   $ 10.756  $   9.902  $ 10.309  $       -
Accumulation unit value at end of period.................  $ 11.848   $ 11.432  $  10.756  $  9.902  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17         17         11        20          -
KEELEY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.815   $ 14.718  $  11.887  $ 12.822  $  10.177
Accumulation unit value at end of period.................  $ 19.828   $ 19.815  $  14.718  $ 11.887  $  12.822
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         10         12         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.292   $ 13.635  $  11.051  $ 11.961  $   9.528
Accumulation unit value at end of period.................  $ 18.240   $ 18.292  $  13.635  $ 11.051  $  11.961
Number of accumulation units outstanding at end of period
   (in thousands)........................................        61         59         56        52         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.305   $ 14.412  $  11.698  $ 12.681  $  10.116
Accumulation unit value at end of period.................  $ 19.222   $ 19.305  $  14.412  $ 11.698  $  12.681
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          3          3         2          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
KEELEY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.365   $ 13.982  $ 13.047   $ 10.913  $   9.839
Accumulation unit value at end of period.................  $ 10.177   $  8.365  $ 13.982   $ 13.047  $  10.913
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.858   $ 13.182  $ 12.343   $ 10.360  $  10.000
Accumulation unit value at end of period.................  $  9.528   $  7.858  $ 13.182   $ 12.343  $  10.360
Number of accumulation units outstanding at end of period
   (in thousands)........................................        49         41        51         33          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-56

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.742   $ 14.040  $  11.437  $ 12.441  $   9.959
Accumulation unit value at end of period.................  $ 18.596   $ 18.742  $  14.040  $ 11.437  $  12.441
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13         13         16        20         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.747   $ 12.570  $  10.260  $ 11.183  $  10.000
Accumulation unit value at end of period.................  $ 16.583   $ 16.747  $  12.570  $ 10.260  $  11.183
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          0         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.119   $ 13.628  $  11.145  $ 12.172  $   9.783
Accumulation unit value at end of period.................  $ 17.906   $ 18.119  $  13.628  $ 11.145  $  12.172
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          9          9         9          9
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 21.052   $ 19.196  $  17.295  $ 17.045  $  15.369
Accumulation unit value at end of period.................  $ 22.117   $ 21.052  $  19.196  $ 17.295  $  17.045
Number of accumulation units outstanding at end of period
   (in thousands)........................................       601        545        511       420        321
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.578   $ 13.340  $  12.061  $ 11.928  $  10.793
Accumulation unit value at end of period.................  $ 15.262   $ 14.578  $  13.340  $ 12.061  $  11.928
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.610   $ 13.389  $  12.123  $ 12.008  $  10.882
Accumulation unit value at end of period.................  $ 15.273   $ 14.610  $  13.389  $ 12.123  $  12.008
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          2         1          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.255   $ 13.917  $ 13.097   $ 11.048  $  10.000
Accumulation unit value at end of period.................  $  9.959   $  8.255  $ 13.917   $ 13.097  $  11.048
Number of accumulation units outstanding at end of period
   (in thousands)........................................        27         28        25         23          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.142   $ 13.781  $ 13.021   $ 11.028  $  10.000
Accumulation unit value at end of period.................  $  9.783   $  8.142  $ 13.781   $ 13.021  $  11.028
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          9         6          1          -
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.524   $ 16.794  $ 16.251   $ 14.379  $  13.812
Accumulation unit value at end of period.................  $ 15.369   $ 12.524  $ 16.794   $ 16.251  $  14.379
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.826   $ 11.877  $ 11.533   $ 10.241  $  10.000
Accumulation unit value at end of period.................  $ 10.793   $  8.826  $ 11.877   $ 11.533  $  10.241
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          3         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-57

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.184   $ 13.044  $  11.852  $ 11.781  $  10.713
Accumulation unit value at end of period.................  $ 14.775   $ 14.184  $  13.044  $ 11.852  $  11.781
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         18         13        23         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.883   $ 11.871  $  10.808  $ 10.765  $  10.000
Accumulation unit value at end of period.................  $ 13.393   $ 12.883  $  11.871  $ 10.808  $  10.765
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.712   $ 12.660  $  11.550  $ 11.526  $  10.523
Accumulation unit value at end of period.................  $ 14.226   $ 13.712  $  12.660  $ 11.550  $  11.526
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20         18         24        21         18
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 22.270   $ 19.593  $  17.325  $ 17.435  $  15.587
Accumulation unit value at end of period.................  $ 23.454   $ 22.270  $  19.593  $ 17.325  $  17.435
Number of accumulation units outstanding at end of period
   (in thousands)........................................       408        294        255       208        150
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.675   $ 12.956  $  11.496  $ 11.610  $  10.416
Accumulation unit value at end of period.................  $ 15.401   $ 14.675  $  12.956  $ 11.496  $  11.610
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          0          0         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.730   $ 13.024  $  11.574  $ 11.706  $  10.518
Accumulation unit value at end of period.................  $ 15.436   $ 14.730  $  13.024  $ 11.574  $  11.706
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.805   $ 11.907  $ 11.621   $ 10.370  $  10.000
Accumulation unit value at end of period.................  $ 10.713   $  8.805  $ 11.907   $ 11.621  $  10.370
Number of accumulation units outstanding at end of period
   (in thousands)........................................        18         17        53         48          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.684   $ 11.791  $ 11.553   $ 10.351  $  10.000
Accumulation unit value at end of period.................  $ 10.523   $  8.684  $ 11.791   $ 11.553  $  10.351
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         10         7          3          -
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.393   $ 17.968  $ 17.506   $ 15.207  $  14.492
Accumulation unit value at end of period.................  $ 15.587   $ 12.393  $ 17.968   $ 17.506  $  15.207
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.311   $ 12.091  $ 11.822   $ 10.306  $  10.000
Accumulation unit value at end of period.................  $ 10.416   $  8.311  $ 12.091   $ 11.822  $  10.306
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-58

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.300   $ 12.688  $  11.315  $ 11.485  $  10.355
Accumulation unit value at end of period.................  $ 14.933   $ 14.300  $  12.688  $ 11.315  $  11.485
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         18         27        31         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.487   $ 11.991  $  10.715  $ 10.897  $  10.000
Accumulation unit value at end of period.................  $ 14.056   $ 13.487  $  11.991  $ 10.715  $  10.897
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.824   $ 12.315  $  11.027  $ 11.236  $  10.172
Accumulation unit value at end of period.................  $ 14.378   $ 13.824  $  12.315  $ 11.027  $  11.236
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          4         5          5
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 23.168   $ 19.805  $  17.263  $ 17.684  $  15.690
Accumulation unit value at end of period.................  $ 24.426   $ 23.168  $  19.805  $ 17.263  $  17.684
Number of accumulation units outstanding at end of period
   (in thousands)........................................       271        200        170       139        110
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.664   $ 12.579  $  11.003  $ 11.311  $  10.071
Accumulation unit value at end of period.................  $ 15.406   $ 14.664  $  12.579  $ 11.003  $  11.311
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.728   $ 12.654  $  11.085  $ 11.412  $  10.176
Accumulation unit value at end of period.................  $ 15.451   $ 14.728  $  12.654  $ 11.085  $  11.412
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.304   $ 12.142  $ 11.931   $ 10.452  $  10.000
Accumulation unit value at end of period.................  $ 10.355   $  8.304  $ 12.142   $ 11.931  $  10.452
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         18        40         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.189   $ 12.023  $ 11.861   $ 10.433  $  10.000
Accumulation unit value at end of period.................  $ 10.172   $  8.189  $ 12.023   $ 11.861  $  10.433
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          3         2          1          -
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.250   $ 18.963  $ 18.585   $ 15.889  $  15.078
Accumulation unit value at end of period.................  $ 15.690   $ 12.250  $ 18.963   $ 18.585  $  15.889
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.890   $ 12.257  $ 12.055   $ 10.342  $  10.000
Accumulation unit value at end of period.................  $ 10.071   $  7.890  $ 12.257   $ 12.055  $  10.342
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-59

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.298   $ 12.328  $  10.837  $ 11.196  $  10.018
Accumulation unit value at end of period.................  $ 14.947   $ 14.298  $  12.328  $ 10.837  $  11.196
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25         22         17        19         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.993   $ 12.089  $  10.648  $ 11.023  $  10.000
Accumulation unit value at end of period.................  $ 14.599   $ 13.993  $  12.089  $ 10.648  $  11.023
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.822   $ 11.965  $  10.560  $ 10.954  $   9.841
Accumulation unit value at end of period.................  $ 14.392   $ 13.822  $  11.965  $ 10.560  $  10.954
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          9          8        17         12
LIFEPATHRETIREMENT PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.830   $ 17.722  $  16.317  $ 15.696  $  14.357
Accumulation unit value at end of period.................  $ 19.725   $ 18.830  $  17.722  $ 16.317  $  15.696
Number of accumulation units outstanding at end of period
   (in thousands)........................................       123        124        112       113         91
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.741   $ 13.921  $  12.863  $ 12.416  $  11.397
Accumulation unit value at end of period.................  $ 15.387   $ 14.741  $  13.921  $ 12.863  $  12.416
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          2         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.701   $ 13.905  $  12.867  $ 12.439  $  11.435
Accumulation unit value at end of period.................  $ 15.323   $ 14.701  $  13.905  $ 12.867  $  12.439
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.889   $ 12.316  $ 12.174   $ 10.496  $  10.000
Accumulation unit value at end of period.................  $ 10.018   $  7.889  $ 12.316   $ 12.174  $  10.496
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25         22        23         15          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.780   $ 12.195  $ 12.103   $ 10.477  $  10.000
Accumulation unit value at end of period.................  $  9.841   $  7.780  $ 12.195   $ 12.103  $  10.477
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          6         5          1          -
LIFEPATHRETIREMENT PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.141   $ 14.290  $ 13.675   $ 12.568  $  12.278
Accumulation unit value at end of period.................  $ 14.357   $ 12.141  $ 14.290   $ 13.675  $  12.568
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  9.672   $ 11.424  $ 10.970   $ 10.118  $  10.000
Accumulation unit value at end of period.................  $ 11.397   $  9.672  $ 11.424   $ 10.970  $  10.118
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-60

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.272   $ 13.547  $  12.579  $ 12.204  $  11.258
Accumulation unit value at end of period.................  $ 14.824   $ 14.272  $  13.547  $ 12.579  $  12.204
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          3         10         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.283   $ 11.682  $  10.869  $ 10.565  $  10.000
Accumulation unit value at end of period.................  $ 12.732   $ 12.283  $  11.682  $ 10.869  $  10.565
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.797   $ 13.148  $  12.258  $ 11.940  $  11.059
Accumulation unit value at end of period.................  $ 14.274   $ 13.797  $  13.148  $ 12.258  $  11.940
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          5         7          7
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 16.845   $ 13.291  $  12.026  $ 11.847  $       -
Accumulation unit value at end of period.................  $ 17.056   $ 16.845  $  13.291  $ 12.026  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 16.620   $ 13.159  $  11.948  $ 11.812  $       -
Accumulation unit value at end of period.................  $ 16.769   $ 16.620  $  13.159  $ 11.948  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 16.524   $ 13.103  $  11.915  $ 11.797  $       -
Accumulation unit value at end of period.................  $ 16.648   $ 16.524  $  13.103  $ 11.915  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.602   $ 11.398  $ 11.000   $ 10.196  $  10.000
Accumulation unit value at end of period.................  $ 11.258   $  9.602  $ 11.398   $ 11.000  $  10.196
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          3         3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.470   $ 11.286  $ 10.936   $ 10.178  $  10.000
Accumulation unit value at end of period.................  $ 11.059   $  9.470  $ 11.286   $ 10.936  $  10.178
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          2         1          0          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-61

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 16.303   $ 12.973  $  11.838  $ 11.762  $       -
Accumulation unit value at end of period.................  $ 16.368   $ 16.303  $  12.973  $ 11.838  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.178   $ 12.900  $  11.795  $ 11.743  $       -
Accumulation unit value at end of period.................  $ 16.210   $ 16.178  $  12.900  $ 11.795  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11         12          5         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.054   $ 12.826  $  11.751  $ 11.723  $       -
Accumulation unit value at end of period.................  $ 16.053   $ 16.054  $  12.826  $ 11.751  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.060   $ 13.518  $  12.068  $ 12.013  $       -
Accumulation unit value at end of period.................  $ 18.553   $ 18.060  $  13.518  $ 12.068  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.818   $ 13.384  $  11.991  $ 11.978  $       -
Accumulation unit value at end of period.................  $ 18.241   $ 17.818  $  13.384  $ 11.991  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 17.716   $ 13.327  $  11.958  $ 11.963  $       -
Accumulation unit value at end of period.................  $ 18.109   $ 17.716  $  13.327  $ 11.958  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-62

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 17.479   $ 13.195  $  11.881  $ 11.927  $       -
Accumulation unit value at end of period.................  $ 17.804   $ 17.479  $  13.195  $ 11.881  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.345   $ 13.120  $  11.837  $ 11.907  $       -
Accumulation unit value at end of period.................  $ 17.633   $ 17.345  $  13.120  $ 11.837  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10          9          2         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.213   $ 13.045  $  11.793  $ 11.887  $       -
Accumulation unit value at end of period.................  $ 17.463   $ 17.213  $  13.045  $ 11.793  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          3         3          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.447   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.474   $ 11.447  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.422   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.404   $ 11.422  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          6          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.411   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.373   $ 11.411  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-63

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.386   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.303   $ 11.386  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        43         50          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.372   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.263   $ 11.372  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.358   $ 10.000  $       -  $      -  $       -
Accumulation unit value at end of period.................  $ 12.223   $ 11.358  $       -  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          9          -         -          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.278   $ 12.652  $  12.393  $ 11.561  $       -
Accumulation unit value at end of period.................  $ 12.847   $ 12.278  $  12.652  $ 12.393  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       208        187        141         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.037   $ 12.447  $  12.235  $ 11.454  $       -
Accumulation unit value at end of period.................  $ 12.551   $ 12.037  $  12.447  $ 12.235  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -        86          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.935   $ 12.360  $  12.168  $ 11.408  $       -
Accumulation unit value at end of period.................  $ 12.426   $ 11.935  $  12.360  $ 12.168  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         55         71        63          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-64

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.701   $ 12.160  $  12.013  $ 11.302  $       -
Accumulation unit value at end of period.................  $ 12.139   $ 11.701  $  12.160  $ 12.013  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11         10          6        16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.569   $ 12.047  $  11.925  $ 11.242  $       -
Accumulation unit value at end of period.................  $ 11.978   $ 11.569  $  12.047  $ 11.925  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        60         48         36        23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.438   $ 11.935  $  11.838  $ 11.182  $       -
Accumulation unit value at end of period.................  $ 11.820   $ 11.438  $  11.935  $ 11.838  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        44         60         70        64          -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 50.358   $ 42.153  $  33.802  $ 37.642  $  30.837
Accumulation unit value at end of period.................  $ 48.899   $ 50.358  $  42.153  $ 33.802  $  37.642
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 27.323   $ 22.951  $  18.469  $ 20.639  $  16.967
Accumulation unit value at end of period.................  $ 26.439   $ 27.323  $  22.951  $ 18.469  $  20.639
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          6          6         6          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 26.931   $ 22.656  $  18.258  $ 20.435  $  16.824
Accumulation unit value at end of period.................  $ 26.020   $ 26.931  $  22.656  $ 18.258  $  20.435
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.550   $ 20.694  $ 19.075   $ 15.090  $  14.156
Accumulation unit value at end of period.................  $ 16.967   $ 11.550  $ 20.694   $ 19.075  $  15.090
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-65

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 24.833   $ 20.964  $  16.954  $ 19.042  $  15.732
Accumulation unit value at end of period.................  $ 23.910   $ 24.833  $  20.964  $ 16.954  $  19.042
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          6         7         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 15.641   $ 13.231  $  10.722  $ 12.066  $  10.000
Accumulation unit value at end of period.................  $ 15.029   $ 15.641  $  13.231  $ 10.722  $  12.066
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 25.054   $ 21.236  $  17.243  $ 19.444  $  16.128
Accumulation unit value at end of period.................  $ 24.026   $ 25.054  $  21.236  $ 17.243  $  19.444
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          2         2          1
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 26.125   $ 20.511  $  17.717  $ 18.079  $       -
Accumulation unit value at end of period.................  $ 26.464   $ 26.125  $  20.511  $ 17.717  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       116         81         59        48          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 25.688   $ 20.239  $  17.542  $ 17.949  $       -
Accumulation unit value at end of period.................  $ 25.930   $ 25.688  $  20.239  $ 17.542  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        64         12          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 25.502   $ 20.123  $  17.468  $ 17.900  $       -
Accumulation unit value at end of period.................  $ 25.704   $ 25.502  $  20.123  $ 17.468  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          1          -         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.763   $ 19.382  $ 17.954   $ 14.275  $  12.302
Accumulation unit value at end of period.................  $ 15.732   $ 10.763  $ 19.382   $ 17.954  $  14.275
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         11         8          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.078   $ 20.029  $ 18.629   $ 14.870  $  12.839
Accumulation unit value at end of period.................  $ 16.128   $ 11.078  $ 20.029   $ 18.629  $  14.870
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          0          -
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-66

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 25.076   $ 19.856  $  17.296  $ 17.786  $       -
Accumulation unit value at end of period.................  $ 25.186   $ 25.076  $  19.856  $ 17.296  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 24.835   $ 19.704  $  17.199  $ 17.722  $       -
Accumulation unit value at end of period.................  $ 24.894   $ 24.835  $  19.704  $ 17.199  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          4         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 24.597   $ 19.554  $  17.102  $ 17.657  $       -
Accumulation unit value at end of period.................  $ 24.606   $ 24.597  $  19.554  $ 17.102  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          5          3         2          -
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.373   $ 10.204  $   8.444  $ 10.676  $       -
Accumulation unit value at end of period.................  $ 13.291   $ 14.373  $  10.204  $  8.444  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         33         34         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.228   $ 10.137  $   8.418  $ 10.668  $       -
Accumulation unit value at end of period.................  $ 13.111   $ 14.228  $  10.137  $  8.418  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        71         12          -        31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.167   $ 10.108  $   8.407  $ 10.665  $       -
Accumulation unit value at end of period.................  $ 13.035   $ 14.167  $  10.108  $  8.407  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-67

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.024   $ 10.042  $   8.381  $ 10.657  $       -
Accumulation unit value at end of period.................  $ 12.859   $ 14.024  $  10.042  $  8.381  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.943   $ 10.004  $   8.366  $ 10.652  $       -
Accumulation unit value at end of period.................  $ 12.759   $ 13.943  $  10.004  $  8.366  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.863   $  9.966  $   8.351  $ 10.648  $       -
Accumulation unit value at end of period.................  $ 12.660   $ 13.863  $   9.966  $  8.351  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          4          1         0          -
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND -- TRUST
   CLASS
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 28.858   $ 20.918  $  18.880  $ 19.474  $  15.832
Accumulation unit value at end of period.................  $ 31.825   $ 28.858  $  20.918  $ 18.880  $  19.474
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16         14          8         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.557   $ 13.498  $  12.226  $ 12.655  $  10.324
Accumulation unit value at end of period.................  $ 20.393   $ 18.557  $  13.498  $ 12.226  $  12.655
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          9          8        15         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.314   $ 13.341  $  12.102  $ 12.545  $  10.250
Accumulation unit value at end of period.................  $ 20.096   $ 18.314  $  13.341  $ 12.102  $  12.545
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND -- TRUST
   CLASS
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.191   $ 19.952  $ 18.593   $ 16.279  $  15.340
Accumulation unit value at end of period.................  $ 15.832   $ 12.191  $ 19.952   $ 18.593  $  16.279
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.977   $ 13.102  $ 12.252   $ 10.765  $  10.565
Accumulation unit value at end of period.................  $ 10.324   $  7.977  $ 13.102   $ 12.252  $  10.765
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          5         3          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-68

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 17.758   $ 12.982  $  11.817  $ 12.293  $  10.080
Accumulation unit value at end of period.................  $ 19.418   $ 17.758  $  12.982  $ 11.817  $  12.293
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.093   $ 11.788  $  10.752  $ 11.208  $  10.000
Accumulation unit value at end of period.................  $ 17.563   $ 16.093  $  11.788  $ 10.752  $  11.208
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.924   $ 12.421  $  11.352  $ 11.857  $   9.761
Accumulation unit value at end of period.................  $ 18.432   $ 16.924  $  12.421  $ 11.352  $  11.857
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3          3         4          1
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.879   $ 12.968  $  11.708  $ 12.082  $       -
Accumulation unit value at end of period.................  $ 19.723   $ 17.879  $  12.968  $ 11.708  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.640   $ 12.839  $  11.633  $ 12.046  $       -
Accumulation unit value at end of period.................  $ 19.391   $ 17.640  $  12.839  $ 11.633  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 17.539   $ 12.785  $  11.601  $ 12.031  $       -
Accumulation unit value at end of period.................  $ 19.251   $ 17.539  $  12.785  $ 11.601  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20          1          0         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.827   $ 12.921  $ 12.143   $ 10.723  $  10.144
Accumulation unit value at end of period.................  $ 10.080   $  7.827  $ 12.921   $ 12.143  $  10.723
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.610   $ 12.612  $ 11.901   $ 10.551  $  10.000
Accumulation unit value at end of period.................  $  9.761   $  7.610  $ 12.612   $ 11.901  $  10.551
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          1          -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-69

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 17.304   $ 12.658  $  11.526  $ 11.995  $       -
Accumulation unit value at end of period.................  $ 18.927   $ 17.304  $  12.658  $ 11.526  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3         11         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.172   $ 12.586  $  11.483  $ 11.975  $       -
Accumulation unit value at end of period.................  $ 18.744   $ 17.172  $  12.586  $ 11.483  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          7          7         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.040   $ 12.515  $  11.441  $ 11.955  $       -
Accumulation unit value at end of period.................  $ 18.564   $ 17.040  $  12.515  $ 11.441  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          9          8         4          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.668   $ 10.628  $   9.182  $ 10.659  $       -
Accumulation unit value at end of period.................  $ 15.299   $ 14.668  $  10.628  $  9.182  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.521   $ 10.558  $   9.154  $ 10.651  $       -
Accumulation unit value at end of period.................  $ 15.092   $ 14.521  $  10.558  $  9.154  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.458   $ 10.528  $   9.142  $ 10.647  $       -
Accumulation unit value at end of period.................  $ 15.004   $ 14.458  $  10.528  $  9.142  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          4         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-70

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.313   $ 10.458  $   9.113  $ 10.639  $       -
Accumulation unit value at end of period.................  $ 14.802   $ 14.313  $  10.458  $  9.113  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.231   $ 10.419  $   9.097  $ 10.635  $       -
Accumulation unit value at end of period.................  $ 14.687   $ 14.231  $  10.419  $  9.097  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.149   $ 10.380  $   9.081  $ 10.630  $       -
Accumulation unit value at end of period.................  $ 14.573   $ 14.149  $  10.380  $  9.081  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         0          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.330   $  8.493  $   8.318  $ 10.326  $       -
Accumulation unit value at end of period.................  $  9.449   $ 10.330  $   8.493  $  8.318  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.226   $  8.437  $   8.292  $ 10.318  $       -
Accumulation unit value at end of period.................  $  9.321   $ 10.226  $   8.437  $  8.292  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.182   $  8.414  $   8.281  $ 10.315  $       -
Accumulation unit value at end of period.................  $  9.267   $ 10.182  $   8.414  $  8.281  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-71

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.080   $  8.358  $   8.255  $ 10.307  $       -
Accumulation unit value at end of period.................  $  9.142   $ 10.080  $   8.358  $  8.255  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.022   $  8.327  $   8.240  $ 10.303  $       -
Accumulation unit value at end of period.................  $  9.071   $ 10.022  $   8.327  $  8.240  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2          3         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.964   $  8.295  $   8.226  $ 10.298  $       -
Accumulation unit value at end of period.................  $  9.001   $  9.964  $   8.295  $  8.226  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          1         0          -
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 81.824   $ 75.515  $  62.487  $ 76.295  $  60.083
Accumulation unit value at end of period.................  $ 77.892   $ 81.824  $  75.515  $ 62.487  $  76.295
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          6          5         4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 65.253   $ 60.433  $  50.182  $ 61.486  $  48.590
Accumulation unit value at end of period.................  $ 61.900   $ 65.253  $  60.433  $ 50.182  $  61.486
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         18         18        22         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 64.216   $ 59.562  $  49.533  $ 60.782  $  48.106
Accumulation unit value at end of period.................  $ 60.825   $ 64.216  $  59.562  $ 49.533  $  60.782
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          5          5         3          6

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 26.831   $ 51.807  $ 38.839   $ 31.134  $  26.714
Accumulation unit value at end of period.................  $ 48.590   $ 26.831  $ 51.807   $ 38.839  $  31.134
Number of accumulation units outstanding at end of period
   (in thousands)........................................        21         19        15         14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-72

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 61.861   $ 57.578  $  48.051  $ 59.170  $  46.994
Accumulation unit value at end of period.................  $ 58.389   $ 61.861  $  57.578  $ 48.051  $  59.170
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          8          9         8         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.794   $ 12.865  $  10.758  $ 13.274  $  11.009
Accumulation unit value at end of period.................  $ 12.994   $ 13.794  $  12.865  $ 10.758  $  13.274
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         19         13         7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 59.274   $ 55.391  $  46.411  $ 57.380  $  45.755
Accumulation unit value at end of period.................  $ 55.724   $ 59.274  $  55.391  $ 46.411  $  57.380
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         11         12         8          2
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.958   $ 11.364  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.461   $ 14.958  $  11.364  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.856   $ 11.326  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.291   $ 14.856  $  11.326  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.812   $ 11.309  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.219   $ 14.812  $  11.309  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         10          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 26.079   $ 50.609  $ 38.131   $ 30.719  $  24.191
Accumulation unit value at end of period.................  $ 46.994   $ 26.079  $ 50.609   $ 38.131  $  30.719
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         14        13         10          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 25.493   $ 49.671  $ 37.573   $ 30.391  $  23.977
Accumulation unit value at end of period.................  $ 45.755   $ 25.493  $ 49.671   $ 37.573  $  30.391
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          0          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-73

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.710   $ 11.271  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.052   $ 14.710  $  11.271  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.653   $ 11.249  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.957   $ 14.653  $  11.249  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.595   $ 11.228  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 15.862   $ 14.595  $  11.228  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          -         -          -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.796   $ 11.891  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.870   $ 14.796  $  11.891  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.694   $ 11.851  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.727   $ 14.694  $  11.851  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.651   $ 11.834  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.666   $ 14.651  $  11.834  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-74

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.551   $ 11.794  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.525   $ 14.551  $  11.794  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.494   $ 11.771  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.445   $ 14.494  $  11.771  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.437   $ 11.749  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 13.365   $ 14.437  $  11.749  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3          -         -          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.301   $ 15.787  $  14.506  $ 13.054  $  12.007
Accumulation unit value at end of period.................  $ 14.731   $ 14.301  $  15.787  $ 14.506  $  13.054
Number of accumulation units outstanding at end of period
   (in thousands)........................................       147        146         57        50         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 15.407   $ 17.067  $  15.738  $ 14.212  $  13.118
Accumulation unit value at end of period.................  $ 15.814   $ 15.407  $  17.067  $ 15.738  $  14.212
Number of accumulation units outstanding at end of period
   (in thousands)........................................        61         94         97        88         87
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 15.186   $ 16.847  $  15.559  $ 14.071  $  13.008
Accumulation unit value at end of period.................  $ 15.564   $ 15.186  $  16.847  $ 15.559  $  14.071
Number of accumulation units outstanding at end of period
   (in thousands)........................................       196        172        113        79         41

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.267   $ 11.024  $  9.919   $  9.934  $  10.000
Accumulation unit value at end of period.................  $ 12.007   $ 10.267  $ 11.024   $  9.919  $   9.934
Number of accumulation units outstanding at end of period
   (in thousands)........................................       162          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.256   $ 12.129  $ 10.951   $ 11.006  $  11.074
Accumulation unit value at end of period.................  $ 13.118   $ 11.256  $ 12.129   $ 10.951  $  11.006
Number of accumulation units outstanding at end of period
   (in thousands)........................................        74         67        63         43          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-75

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.683   $ 16.347  $  15.149  $ 13.749  $  12.754
Accumulation unit value at end of period.................  $ 14.996   $ 14.683  $  16.347  $ 15.149  $  13.749
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         55         56        56         78
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.269   $ 14.802  $  13.745  $ 12.499  $  11.618
Accumulation unit value at end of period.................  $ 13.525   $ 13.269  $  14.802  $ 13.745  $  12.499
Number of accumulation units outstanding at end of period
   (in thousands)........................................        89         87         62        37         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.128   $ 15.792  $  14.694  $ 13.389  $  12.470
Accumulation unit value at end of period.................  $ 14.372   $ 14.128  $  15.792  $ 14.694  $  13.389
Number of accumulation units outstanding at end of period
   (in thousands)........................................       140        131        143       127         83
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.402   $ 15.765  $  14.339  $ 14.231  $       -
Accumulation unit value at end of period.................  $ 16.062   $ 15.402  $  15.765  $ 14.339  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       373        347        361       233          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.261   $ 14.648  $  13.370  $ 12.932  $  11.972
Accumulation unit value at end of period.................  $ 14.820   $ 14.261  $  14.648  $ 13.370  $  12.932
Number of accumulation units outstanding at end of period
   (in thousands)........................................       295        291        144       205        123
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.901   $ 15.329  $  14.013  $ 13.574  $  12.585
Accumulation unit value at end of period.................  $ 15.463   $ 14.901  $  15.329  $ 14.013  $  13.574
Number of accumulation units outstanding at end of period
   (in thousands)........................................       326        364        522       505        357

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.999   $ 11.911  $ 10.808   $ 10.917  $  10.739
Accumulation unit value at end of period.................  $ 12.754   $ 10.999  $ 11.911   $ 10.808  $  10.917
Number of accumulation units outstanding at end of period
   (in thousands)........................................        77         51        30         21          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.797   $ 11.739  $ 10.695   $ 10.846  $  10.689
Accumulation unit value at end of period.................  $ 12.470   $ 10.797  $ 11.739   $ 10.695  $  10.846
Number of accumulation units outstanding at end of period
   (in thousands)........................................        69         24        14          9          -
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.599   $ 10.196  $ 10.182   $      -  $       -
Accumulation unit value at end of period.................  $ 11.972   $ 10.599  $ 10.196   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        22         11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.158   $ 10.750  $ 10.737   $      -  $       -
Accumulation unit value at end of period.................  $ 12.585   $ 11.158  $ 10.750   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       141         12         5          -          -


                                  APP I-76

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 15.120   $ 15.609  $  14.318  $ 13.918  $  12.950
Accumulation unit value at end of period.................  $ 15.635   $ 15.120  $  15.609  $ 14.318  $  13.918
Number of accumulation units outstanding at end of period
   (in thousands)........................................        87         70         67        72         70
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.370   $ 14.864  $  13.662  $ 13.307  $  12.406
Accumulation unit value at end of period.................  $ 14.829   $ 14.370  $  14.864  $ 13.662  $  13.307
Number of accumulation units outstanding at end of period
   (in thousands)........................................       192        243        191       161        110
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.671   $ 15.205  $  14.004  $ 13.667  $  12.767
Accumulation unit value at end of period.................  $ 15.109   $ 14.671  $  15.205  $ 14.004  $  13.667
Number of accumulation units outstanding at end of period
   (in thousands)........................................       284        311        380       316        224
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.594   $ 10.845  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 11.047   $ 10.594  $  10.845  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.521   $ 10.808  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.933   $ 10.521  $  10.808  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.490   $ 10.793  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.884   $ 10.490  $  10.793  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.522   $ 11.139  $ 11.129   $      -  $       -
Accumulation unit value at end of period.................  $ 12.950   $ 11.522  $ 11.139   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         33         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.060   $ 10.714  $ 10.706   $      -  $       -
Accumulation unit value at end of period.................  $ 12.406   $ 11.060  $ 10.714   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.405   $ 11.071  $ 11.063   $      -  $       -
Accumulation unit value at end of period.................  $ 12.767   $ 11.405  $ 11.071   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       192         24         7          -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-77

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.418   $ 10.756  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.772   $ 10.418  $  10.756  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         11         19         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.377   $ 10.735  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.708   $ 10.377  $  10.735  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          3          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.337   $ 10.715  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.645   $ 10.337  $  10.715  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.206   $  9.299  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  8.171   $ 10.206  $   9.299  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.136   $  9.267  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  8.086   $ 10.136  $   9.267  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        54          3          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.106   $  9.254  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  8.050   $ 10.106  $   9.254  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-78

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 10.037   $  9.223  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  7.967   $ 10.037  $   9.223  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $  9.998   $  9.205  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  7.920   $  9.998  $   9.205  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.958   $  9.187  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $  7.873   $  9.958  $   9.187  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.696   $ 10.979  $   9.452  $ 10.367  $       -
Accumulation unit value at end of period.................  $ 16.276   $ 14.696  $  10.979  $  9.452  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.548   $ 10.907  $   9.423  $ 10.360  $       -
Accumulation unit value at end of period.................  $ 16.056   $ 14.548  $  10.907  $  9.423  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.485   $ 10.876  $   9.410  $ 10.356  $       -
Accumulation unit value at end of period.................  $ 15.963   $ 14.485  $  10.876  $  9.410  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-79

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.339   $ 10.804  $   9.381  $ 10.349  $       -
Accumulation unit value at end of period.................  $ 15.747   $ 14.339  $  10.804  $  9.381  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.257   $ 10.763  $   9.365  $ 10.344  $       -
Accumulation unit value at end of period.................  $ 15.625   $ 14.257  $  10.763  $  9.365  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.175   $ 10.723  $   9.348  $ 10.340  $       -
Accumulation unit value at end of period.................  $ 15.504   $ 14.175  $  10.723  $  9.348  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
ROYCE VALUE PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 19.430   $ 14.663  $  12.722  $ 14.133  $  11.807
Accumulation unit value at end of period.................  $ 20.187   $ 19.430  $  14.663  $ 12.722  $  14.133
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          7          9         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.660   $ 13.374  $  11.645  $ 12.981  $  10.883
Accumulation unit value at end of period.................  $ 18.284   $ 17.660  $  13.374  $ 11.645  $  12.981
Number of accumulation units outstanding at end of period
   (in thousands)........................................        20         21         22        22         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.625   $ 14.125  $  12.318  $ 13.752  $  11.546
Accumulation unit value at end of period.................  $ 19.253   $ 18.625  $  14.125  $ 12.318  $  13.752
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
ROYCE VALUE PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  8.351   $ 14.170  $ 13.725   $ 11.500  $  10.000
Accumulation unit value at end of period.................  $ 11.807   $  8.351  $ 14.170   $ 13.725  $  11.500
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.724   $ 13.152  $ 12.785   $ 10.750  $  10.000
Accumulation unit value at end of period.................  $ 10.883   $  7.724  $ 13.152   $ 12.785  $  10.750
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23         27        29         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-80

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.081   $ 13.761  $  12.042  $ 13.491  $  11.367
Accumulation unit value at end of period.................  $ 18.626   $ 18.081  $  13.761  $ 12.042  $  13.491
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          5          6         9         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.487   $ 11.048  $   9.687  $ 10.875  $  10.000
Accumulation unit value at end of period.................  $ 14.894   $ 14.487  $  11.048  $  9.687  $  10.875
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          2        14         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.479   $ 13.356  $  11.734  $ 13.200  $  11.166
Accumulation unit value at end of period.................  $ 17.934   $ 17.479  $  13.356  $ 11.734  $  13.200
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          1          1         2          2
SSGA S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.808   $ 13.477  $  11.615  $ 11.403  $   9.921
Accumulation unit value at end of period.................  $ 20.213   $ 17.808  $  13.477  $ 11.615  $  11.403
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.255   $ 13.104  $  11.333  $ 11.165  $   9.748
Accumulation unit value at end of period.................  $ 19.516   $ 17.255  $  13.104  $ 11.333  $  11.165
Number of accumulation units outstanding at end of period
   (in thousands)........................................        39         14         13        11         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 17.071   $ 12.984  $  11.246  $ 11.096  $   9.702
Accumulation unit value at end of period.................  $ 19.280   $ 17.071  $  12.984  $ 11.246  $  11.096
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         27         23        20         18

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.108   $ 13.876  $ 13.556   $ 11.455  $  10.000
Accumulation unit value at end of period.................  $ 11.367   $  8.108  $ 13.876   $ 13.556  $  11.455
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11         11        10          8          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.997   $ 13.740  $ 13.477   $ 11.434  $  10.000
Accumulation unit value at end of period.................  $ 11.166   $  7.997  $ 13.740   $ 13.477  $  11.434
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          8         6          0          -
SSGA S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $  7.860   $ 12.483  $ 11.842   $ 10.244  $  10.000
Accumulation unit value at end of period.................  $  9.921   $  7.860  $ 12.483   $ 11.842  $  10.244
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.750   $ 12.351  $ 11.759   $ 10.207  $  10.000
Accumulation unit value at end of period.................  $  9.748   $  7.750  $ 12.351   $ 11.759  $  10.207
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          6         3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-81

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 16.573   $ 12.649  $  10.995  $ 10.886  $   9.552
Accumulation unit value at end of period.................  $ 18.652   $ 16.573  $  12.649  $ 10.995  $  10.886
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         31         36        41         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 16.531   $ 12.642  $  11.010  $ 10.923  $  10.000
Accumulation unit value at end of period.................  $ 18.567   $ 16.531  $  12.642  $ 11.010  $  10.923
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.022   $ 12.277  $  10.714  $ 10.651  $   9.383
Accumulation unit value at end of period.................  $ 17.960   $ 16.022  $  12.277  $ 10.714  $  10.651
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12          7          6         6          4
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 36.285   $ 27.879  $  22.938  $ 24.502  $  22.785
Accumulation unit value at end of period.................  $ 35.591   $ 36.285  $  27.879  $ 22.938  $  24.502
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 18.098   $ 13.954  $  11.521  $ 12.350  $  11.525
Accumulation unit value at end of period.................  $ 17.689   $ 18.098  $  13.954  $ 11.521  $  12.350
Number of accumulation units outstanding at end of period
   (in thousands)........................................        34         33         25        29         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 17.838   $ 13.774  $  11.390  $ 12.228  $  11.428
Accumulation unit value at end of period.................  $ 17.410   $ 17.838  $  13.774  $ 11.390  $  12.228
Number of accumulation units outstanding at end of period
   (in thousands)........................................        30         31         16        15         25

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.632   $ 12.225  $ 11.696   $ 10.204  $  10.000
Accumulation unit value at end of period.................  $  9.552   $  7.632  $ 12.225   $ 11.696  $  10.204
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40         64        58         47          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.527   $ 12.105  $ 11.628   $ 10.186  $  10.000
Accumulation unit value at end of period.................  $  9.383   $  7.527  $ 12.105   $ 11.628  $  10.186
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4         3          2          -
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.419   $ 30.813  $ 30.154   $ 24.755  $  23.210
Accumulation unit value at end of period.................  $ 22.785   $ 17.419  $ 30.813   $ 30.154  $  24.755
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.841   $ 15.695  $ 15.413   $ 12.698  $  12.451
Accumulation unit value at end of period.................  $ 11.525   $  8.841  $ 15.695   $ 15.413  $  12.698
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         14        12          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-82

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 17.247   $ 13.364  $  11.089  $ 11.947  $  11.205
Accumulation unit value at end of period.................  $ 16.774   $ 17.247  $  13.364  $ 11.089  $  11.947
Number of accumulation units outstanding at end of period
   (in thousands)........................................        27         29         27        26         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.487   $  8.142  $   6.770  $  7.308  $   6.868
Accumulation unit value at end of period.................  $ 10.179   $ 10.487  $   8.142  $  6.770  $   7.308
Number of accumulation units outstanding at end of period
   (in thousands)........................................        35         35         25        29         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.595   $ 12.911  $  10.756  $ 11.634  $  10.955
Accumulation unit value at end of period.................  $ 16.075   $ 16.595  $  12.911  $ 10.756  $  11.634
Number of accumulation units outstanding at end of period
   (in thousands)........................................        14         15         22        23         29
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.488   $ 12.045  $  10.680  $ 10.482  $       -
Accumulation unit value at end of period.................  $ 14.508   $ 13.488  $  12.045  $ 10.680  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.352   $ 11.965  $  10.647  $ 10.474  $       -
Accumulation unit value at end of period.................  $ 14.312   $ 13.352  $  11.965  $ 10.647  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.295   $ 11.931  $  10.633  $ 10.470  $       -
Accumulation unit value at end of period.................  $ 14.229   $ 13.295  $  11.931  $ 10.633  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          4          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.639   $ 15.413  $ 15.212   $ 12.594  $  11.855
Accumulation unit value at end of period.................  $ 11.205   $  8.639  $ 15.413   $ 15.212  $  12.594
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13         12        13          3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.480   $ 15.190  $ 15.052   $ 12.513  $  11.800
Accumulation unit value at end of period.................  $ 10.955   $  8.480  $ 15.190   $ 15.052  $  12.513
Number of accumulation units outstanding at end of period
   (in thousands)........................................        32          9        18          1          -
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-83

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 13.161   $ 11.853  $  10.600  $ 10.463  $       -
Accumulation unit value at end of period.................  $ 14.037   $ 13.161  $  11.853  $ 10.600  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.085   $ 11.808  $  10.581  $ 10.458  $       -
Accumulation unit value at end of period.................  $ 13.928   $ 13.085  $  11.808  $ 10.581  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.010   $ 11.764  $  10.562  $ 10.454  $       -
Accumulation unit value at end of period.................  $ 13.820   $ 13.010  $  11.764  $ 10.562  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 11.286   $ 10.103  $   8.938  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 11.374   $ 11.286  $  10.103  $  8.938  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 11.183   $ 10.045  $   8.918  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 11.230   $ 11.183  $  10.045  $  8.918  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 11.138   $ 10.020  $   8.909  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 11.169   $ 11.138  $  10.020  $  8.909  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-84

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.036   $  9.963  $   8.889  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 11.028   $ 11.036  $   9.963  $  8.889  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.978   $  9.930  $   8.878  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 10.948   $ 10.978  $   9.930  $  8.878  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 10.920   $  9.898  $   8.867  $ 10.000  $       -
Accumulation unit value at end of period.................  $ 10.868   $ 10.920  $   9.898  $  8.867  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 15.564   $ 14.681  $  13.687  $      -  $       -
Accumulation unit value at end of period.................  $ 15.910   $ 15.564  $  14.681  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 15.201   $ 14.388  $  13.446  $      -  $       -
Accumulation unit value at end of period.................  $ 15.484   $ 15.201  $  14.388  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 15.048   $ 14.265  $  13.344  $      -  $       -
Accumulation unit value at end of period.................  $ 15.305   $ 15.048  $  14.265  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-85

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.696   $ 13.980  $  13.108  $      -  $       -
Accumulation unit value at end of period.................  $ 14.896   $ 14.696  $  13.980  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.658   $ 11.112  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 11.793   $ 11.658  $  11.112  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.305   $ 13.663  $  12.845  $      -  $       -
Accumulation unit value at end of period.................  $ 14.441   $ 14.305  $  13.663  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 13.861   $ 10.386  $   8.228  $ 10.483  $       -
Accumulation unit value at end of period.................  $ 12.643   $ 13.861  $  10.386  $  8.228  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.721   $ 10.317  $   8.203  $ 10.475  $       -
Accumulation unit value at end of period.................  $ 12.472   $ 13.721  $  10.317  $  8.203  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.662   $ 10.288  $   8.192  $ 10.472  $       -
Accumulation unit value at end of period.................  $ 12.399   $ 13.662  $  10.288  $  8.192  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-86

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 13.524   $ 10.220  $   8.166  $ 10.464  $       -
Accumulation unit value at end of period.................  $ 12.232   $ 13.524  $  10.220  $  8.166  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 13.447   $ 10.182  $   8.152  $ 10.460  $       -
Accumulation unit value at end of period.................  $ 12.137   $ 13.447  $  10.182  $  8.152  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.369   $ 10.143  $   8.137  $ 10.455  $       -
Accumulation unit value at end of period.................  $ 12.043   $ 13.369  $  10.143  $  8.137  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          0         0          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.465   $ 10.804  $   8.689  $ 10.359  $       -
Accumulation unit value at end of period.................  $ 15.582   $ 14.465  $  10.804  $  8.689  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.319   $ 10.733  $   8.662  $ 10.351  $       -
Accumulation unit value at end of period.................  $ 15.372   $ 14.319  $  10.733  $  8.662  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.257   $ 10.703  $   8.651  $ 10.348  $       -
Accumulation unit value at end of period.................  $ 15.282   $ 14.257  $  10.703  $  8.651  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-87

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.114   $ 10.632  $   8.624  $ 10.340  $       -
Accumulation unit value at end of period.................  $ 15.076   $ 14.114  $  10.632  $  8.624  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.033   $ 10.592  $   8.609  $ 10.336  $       -
Accumulation unit value at end of period.................  $ 14.959   $ 14.033  $  10.592  $  8.609  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.952   $ 10.552  $   8.593  $ 10.331  $       -
Accumulation unit value at end of period.................  $ 14.843   $ 13.952  $  10.552  $  8.593  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2          0         -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.101   $ 10.368  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.678   $ 10.101  $  10.368  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 10.032   $ 10.333  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.568   $ 10.032  $  10.333  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 10.002   $ 10.318  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.521   $ 10.002  $  10.318  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-88

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.933   $ 10.284  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.412   $  9.933  $  10.284  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $  9.894   $ 10.264  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.350   $  9.894  $  10.264  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  9.856   $ 10.244  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 10.289   $  9.856  $  10.244  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.962   $ 11.238  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.789   $ 14.962  $  11.238  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.860   $ 11.200  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.616   $ 14.860  $  11.200  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.816   $ 11.183  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.542   $ 14.816  $  11.183  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          2          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-89

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.714   $ 11.146  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.371   $ 14.714  $  11.146  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.657   $ 11.124  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.275   $ 14.657  $  11.124  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.599   $ 11.103  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.178   $ 14.599  $  11.103  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.848   $ 11.162  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.739   $ 14.848  $  11.162  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.746   $ 11.124  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.566   $ 14.746  $  11.124  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.703   $ 11.108  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.492   $ 14.703  $  11.108  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-90

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.602   $ 11.070  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.322   $ 14.602  $  11.070  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.545   $ 11.049  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.225   $ 14.545  $  11.049  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.488   $ 11.027  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.129   $ 14.488  $  11.027  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.923   $ 11.303  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.878   $ 14.923  $  11.303  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 14.821   $ 11.265  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.704   $ 14.821  $  11.265  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 14.777   $ 11.249  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.630   $ 14.777  $  11.249  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0          -         -          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-91

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 14.676   $ 11.211  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.458   $ 14.676  $  11.211  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.618   $ 11.189  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.361   $ 14.618  $  11.189  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.561   $ 11.167  $  10.000  $      -  $       -
Accumulation unit value at end of period.................  $ 16.264   $ 14.561  $  11.167  $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          -         -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.117   $ 13.735  $  12.135  $ 12.043  $       -
Accumulation unit value at end of period.................  $ 20.121   $ 18.117  $  13.735  $ 12.135  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          0          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.875   $ 13.599  $  12.056  $ 12.008  $       -
Accumulation unit value at end of period.................  $ 19.783   $ 17.875  $  13.599  $ 12.056  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 17.772   $ 13.541  $  12.023  $ 11.993  $       -
Accumulation unit value at end of period.................  $ 19.640   $ 17.772  $  13.541  $ 12.023  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          0         0          -

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-92

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 17.535   $ 13.407  $  11.946  $ 11.957  $       -
Accumulation unit value at end of period.................  $ 19.310   $ 17.535  $  13.407  $ 11.946  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.400   $ 13.331  $  11.902  $ 11.937  $       -
Accumulation unit value at end of period.................  $ 19.124   $ 17.400  $  13.331  $ 11.902  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          5          3         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.267   $ 13.255  $  11.858  $ 11.917  $       -
Accumulation unit value at end of period.................  $ 18.939   $ 17.267  $  13.255  $ 11.858  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          2          2         1          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 18.068   $ 13.438  $  11.540  $ 12.352  $  10.955
Accumulation unit value at end of period.................  $ 19.897   $ 18.068  $  13.438  $ 11.540  $  12.352
Number of accumulation units outstanding at end of period
   (in thousands)........................................        25         30         31        25          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 19.211   $ 14.338  $  12.356  $ 13.272  $  11.812
Accumulation unit value at end of period.................  $ 21.082   $ 19.211  $  14.338  $ 12.356  $  13.272
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2         9          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.937   $ 14.154  $  12.216  $ 13.141  $  11.713
Accumulation unit value at end of period.................  $ 20.750   $ 18.937  $  14.154  $ 12.216  $  13.141
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          6         17        16         10

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  9.359   $ 14.832  $ 13.486   $ 11.883  $  11.497
Accumulation unit value at end of period.................  $ 11.812   $  9.359  $ 14.832   $ 13.486  $  11.883
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-93

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.311   $ 13.735  $  11.896  $ 12.842  $  11.486
Accumulation unit value at end of period.................  $ 19.995   $ 18.311  $  13.735  $ 11.896  $  12.842
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17         16         14        13         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 12.548   $  9.431  $   8.184  $  8.853  $   7.934
Accumulation unit value at end of period.................  $ 13.674   $ 12.548  $   9.431  $  8.184  $   8.853
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          4          6         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.622   $ 13.271  $  11.540  $ 12.507  $  11.232
Accumulation unit value at end of period.................  $ 19.165   $ 17.622  $  13.271  $ 11.540  $  12.507
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         12         15        19         16
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 43.640   $ 32.718  $  28.273  $ 28.570  $  22.823
Accumulation unit value at end of period.................  $ 47.959   $ 43.640  $  32.718  $ 28.273  $  28.570
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1          2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 19.230   $ 14.468  $  12.546  $ 12.722  $  10.199
Accumulation unit value at end of period.................  $ 21.060   $ 19.230  $  14.468  $ 12.546  $  12.722
Number of accumulation units outstanding at end of period
   (in thousands)........................................        30         30         33        32         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.817   $ 14.179  $  12.313  $ 12.505  $  10.040
Accumulation unit value at end of period.................  $ 20.577   $ 18.817  $  14.179  $ 12.313  $  12.505
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         1          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.147   $ 14.568  $ 13.312   $ 11.789  $  11.339
Accumulation unit value at end of period.................  $ 11.486   $  9.147  $ 14.568   $ 13.312  $  11.789
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13         11         6          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.980   $ 14.361  $ 13.175   $ 11.714  $  11.288
Accumulation unit value at end of period.................  $ 11.232   $  8.980  $ 14.361   $ 13.175  $  11.714
Number of accumulation units outstanding at end of period
   (in thousands)........................................        16          4         1          0          -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.231   $ 30.533  $ 25.309   $ 22.682  $  22.010
Accumulation unit value at end of period.................  $ 22.823   $ 17.231  $ 30.533   $ 25.309  $  22.682
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.727   $ 13.740  $ 11.429   $ 10.279  $  10.171
Accumulation unit value at end of period.................  $ 10.199   $  7.727  $ 13.740   $ 11.429  $  10.279
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         27        11          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-94

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 18.268   $ 13.813  $  12.038  $ 12.268  $   9.884
Accumulation unit value at end of period.................  $ 19.906   $ 18.268  $  13.813  $ 12.038  $  12.268
Number of accumulation units outstanding at end of period
   (in thousands)........................................        28         28         28        29         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 29.989   $ 22.721  $  19.841  $ 20.261  $  18.325
Accumulation unit value at end of period.................  $ 32.613   $ 29.989  $  22.721  $ 19.841  $  20.261
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 17.839   $ 13.542  $  11.849  $ 12.124  $   9.807
Accumulation unit value at end of period.................  $ 19.361   $ 17.839  $  13.542  $ 11.849  $  12.124
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          6          5         5          6
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 16.396   $ 12.546  $  11.387  $ 12.742  $  10.590
Accumulation unit value at end of period.................  $ 17.476   $ 16.396  $  12.546  $ 11.387  $  12.742
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         13         12        12         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 15.387   $ 11.814  $  10.761  $ 12.084  $  10.078
Accumulation unit value at end of period.................  $ 16.343   $ 15.387  $  11.814  $ 10.761  $  12.084
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9         21         24        35         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 15.866   $ 12.201  $  11.130  $ 12.517  $  10.454
Accumulation unit value at end of period.................  $ 16.827   $ 15.866  $  12.201  $ 11.130  $  12.517
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23         22         21        41         22

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.526   $ 13.450  $ 11.243   $ 10.162  $   9.900
Accumulation unit value at end of period.................  $  9.884   $  7.526  $ 13.450   $ 11.243  $  10.162
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         10        10          7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.497   $ 13.453  $ 11.291   $ 10.246  $  10.000
Accumulation unit value at end of period.................  $  9.807   $  7.497  $ 13.453   $ 11.291  $  10.246
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          3         1          0          -
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  7.627   $ 13.619  $ 12.014   $ 10.294  $  10.000
Accumulation unit value at end of period.................  $ 10.078   $  7.627  $ 13.619   $ 12.014  $  10.294
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11          9         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-95

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 15.403   $ 11.886  $  10.881  $ 12.280  $  10.292
Accumulation unit value at end of period.................  $ 16.279   $ 15.403  $  11.886  $ 10.881  $  12.280
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          8         14        18         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 10.614   $  8.207  $   7.528  $  8.512  $   7.149
Accumulation unit value at end of period.................  $ 11.195   $ 10.614  $   8.207  $  7.528  $   8.512
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         34         35        29         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 14.890   $ 11.537  $  10.603  $ 12.014  $  10.110
Accumulation unit value at end of period.................  $ 15.674   $ 14.890  $  11.537  $ 10.603  $  12.014
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         26         30        38         32
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 12.389   $ 10.223  $   9.126  $  8.960  $   8.301
Accumulation unit value at end of period.................  $ 13.602   $ 12.389  $  10.223  $  9.126  $   8.960
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4          4         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 15.332   $ 12.696  $  11.373  $ 11.205  $  10.409
Accumulation unit value at end of period.................  $ 16.774   $ 15.332  $  12.696  $ 11.373  $  11.205
Number of accumulation units outstanding at end of period
   (in thousands)........................................       272          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 16.433   $ 13.628  $  12.226  $ 12.064  $  11.220
Accumulation unit value at end of period.................  $ 17.952   $ 16.433  $  13.628  $ 12.226  $  12.064
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2        271        278       307        316

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.829   $ 14.049  $ 12.456   $ 10.725  $  10.000
Accumulation unit value at end of period.................  $ 10.292   $  7.829  $ 14.049   $ 12.456  $  10.725
Number of accumulation units outstanding at end of period
   (in thousands)........................................        27         27        20          5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  7.721   $ 13.912  $ 12.383   $ 10.705  $  10.000
Accumulation unit value at end of period.................  $ 10.110   $  7.721  $ 13.912   $ 12.383  $  10.705
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         14         6          0          -
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-96

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 11.016   $  9.168  $   8.254  $  8.173  $   7.622
Accumulation unit value at end of period.................  $ 11.993   $ 11.016  $   9.168  $  8.254  $   8.173
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23         23         92        83         83
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.353   $ 11.968  $  10.796  $ 10.712  $  10.000
Accumulation unit value at end of period.................  $ 15.593   $ 14.353  $  11.968  $ 10.796  $  10.712
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.221   $ 13.553  $  12.251  $ 12.179  $  11.394
Accumulation unit value at end of period.................  $ 17.588   $ 16.221  $  13.553  $ 12.251  $  12.179
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         18         16        14         17
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 20.838   $ 15.351  $  12.101  $ 13.279  $  11.295
Accumulation unit value at end of period.................  $ 23.785   $ 20.838  $  15.351  $ 12.101  $  13.279
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 19.496   $ 14.413  $  11.401  $ 12.555  $  10.717
Accumulation unit value at end of period.................  $ 22.176   $ 19.496  $  14.413  $ 11.401  $  12.555
Number of accumulation units outstanding at end of period
   (in thousands)........................................        18          9          5         4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 19.975   $ 14.789  $  11.716  $ 12.922  $  11.046
Accumulation unit value at end of period.................  $ 22.687   $ 19.975  $  14.789  $ 11.716  $  12.922
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          3          1         2          1

                                                                        YEAR ENDING DECEMBER 31,
                                                           ------------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -(a)
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  8.298   $ 15.325  $ 11.862   $ 10.623  $  10.000
Accumulation unit value at end of period.................  $ 10.717   $  8.298  $ 15.325   $ 11.862  $  10.623
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-97

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 19.392   $ 14.408  $  11.454  $ 12.677  $  10.875
Accumulation unit value at end of period.................  $ 21.948   $ 19.392  $  14.408  $ 11.454  $  12.677
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26          9         11        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 17.223   $ 12.822  $  10.214  $ 11.327  $  10.000
Accumulation unit value at end of period.................  $ 19.454   $ 17.223  $  12.822  $ 10.214  $  11.327
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 18.747   $ 13.984  $  11.162  $ 12.403  $  10.682
Accumulation unit value at end of period.................  $ 21.133   $ 18.747  $  13.984  $ 11.162  $  12.403
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          7          6         7          9
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 14.001   $ 11.519  $   9.583  $ 11.140  $  10.250
Accumulation unit value at end of period.................  $ 13.459   $ 14.001  $  11.519  $  9.583  $  11.140
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 13.818   $ 11.408  $   9.524  $ 12.555  $  10.717
Accumulation unit value at end of period.................  $ 13.236   $ 13.818  $  11.408  $  9.524  $  12.555
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          4          4         4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 13.740   $ 11.361  $   9.499  $ 12.922  $  11.046
Accumulation unit value at end of period.................  $ 13.142   $ 13.740  $  11.361  $  9.499  $  12.922
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  8.462   $ 15.708  $ 12.219   $ 10.997  $  10.000
Accumulation unit value at end of period.................  $ 10.875   $  8.462  $ 15.708   $ 12.219  $  10.997
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13          8         2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  8.346   $ 15.554  $ 12.147   $ 10.977  $  10.000
Accumulation unit value at end of period.................  $ 10.682   $  8.346  $ 15.554   $ 12.147  $  10.977
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          6         5          1          -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-98

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 13.561   $ 11.252  $   9.441  $ 12.677  $  10.875
Accumulation unit value at end of period.................  $ 12.925   $ 13.561  $  11.252  $  9.441  $  12.677
Number of accumulation units outstanding at end of period
   (in thousands)........................................        10         10         10         9         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 14.604   $ 12.141  $  10.208  $ 11.327  $  10.000
Accumulation unit value at end of period.................  $ 13.891   $ 14.604  $  12.141  $ 10.208  $  11.327
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 13.359   $ 11.128  $   9.375  $ 12.403  $  10.682
Accumulation unit value at end of period.................  $ 12.682   $ 13.359  $  11.128  $  9.375  $  12.403
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          2          2         2          9
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 21.346   $ 14.735  $  12.551  $ 12.375  $   9.062
Accumulation unit value at end of period.................  $ 22.592   $ 21.346  $  14.735  $ 12.551  $  12.375
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 20.922   $ 14.492  $  12.388  $ 12.257  $   9.007
Accumulation unit value at end of period.................  $ 22.065   $ 20.922  $  14.492  $ 12.388  $  12.257
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          3          1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 20.621   $ 14.305  $  12.247  $ 12.136  $   8.931
Accumulation unit value at end of period.................  $ 21.715   $ 20.621  $  14.305  $ 12.247  $  12.136
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          0         0          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $  6.676   $ 10.706  $ 10.945   $ 10.279  $  10.000
Accumulation unit value at end of period.................  $  9.007   $  6.676  $ 10.706   $ 10.945  $  10.279
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-99

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 20.019   $ 13.937  $  11.973  $ 11.906  $   8.793
Accumulation unit value at end of period.................  $ 21.008   $ 20.019  $  13.937  $ 11.973  $  11.906
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5          3         2          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 20.098   $ 14.019  $  12.068  $ 12.024  $  10.000
Accumulation unit value at end of period.................  $ 21.048   $ 20.098  $  14.019  $ 12.068  $  12.024
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 19.353   $ 13.527  $  11.667  $ 11.648  $   8.637
Accumulation unit value at end of period.................  $ 20.227   $ 19.353  $  13.527  $ 11.667  $  11.648
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          1          2         4          1
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 10.668   $ 10.816  $  10.058  $  9.400  $   8.744
Accumulation unit value at end of period.................  $ 11.296   $ 10.668  $  10.816  $ 10.058  $   9.400
Number of accumulation units outstanding at end of period
   (in thousands)........................................       379        347        338       292        228
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.263   $ 17.563  $  16.390  $ 15.372  $  14.348
Accumulation unit value at end of period.................  $ 18.216   $ 17.263  $  17.563  $ 16.390  $  15.372
Number of accumulation units outstanding at end of period
   (in thousands)........................................       494        355         48        64         85
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 18.799   $ 19.155  $  17.901  $ 16.816  $  15.719
Accumulation unit value at end of period.................  $ 19.807   $ 18.799  $  19.155  $ 17.901  $  16.816
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6        190        514       609      1,015

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  6.550   $ 10.556  $ 10.846   $ 10.237  $  10.000
Accumulation unit value at end of period.................  $  8.793   $  6.550  $ 10.556   $ 10.846  $  10.237
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          4         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $  6.460   $ 10.453  $ 10.783   $ 10.218  $  10.000
Accumulation unit value at end of period.................  $  8.637   $  6.460  $ 10.453   $ 10.783  $  10.218
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         0          0          -
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 12.519   $ 13.600  $ 13.039   $ 12.485  $  12.515
Accumulation unit value at end of period.................  $ 14.348   $ 12.519  $ 13.600   $ 13.039  $  12.485
Number of accumulation units outstanding at end of period
   (in thousands)........................................       205        200       154        116         89
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-100

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  9.486   $  9.700  $   9.097  $  8.575  $   8.044
Accumulation unit value at end of period.................  $  9.960   $  9.486  $   9.700  $  9.097  $   8.575
Number of accumulation units outstanding at end of period
   (in thousands)........................................       141        158        260       245        223
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 11.319   $ 11.596  $  10.897  $ 10.293  $  10.000
Accumulation unit value at end of period.................  $ 11.860   $ 11.319  $  11.596  $ 10.897  $  10.293
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9         10          9        38         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 15.514   $ 15.926  $  14.996  $ 14.192  $  13.367
Accumulation unit value at end of period.................  $ 16.223   $ 15.514  $  15.926  $ 14.996  $  14.192
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40         49         53        50         65
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $ 17.306   $ 13.117  $  11.212  $ 11.436  $  10.524
Accumulation unit value at end of period.................  $ 19.273   $ 17.306  $  13.117  $ 11.212  $  11.436
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          1         1          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $ 17.074   $ 12.986  $  11.139  $ 11.401  $  10.521
Accumulation unit value at end of period.................  $ 18.948   $ 17.074  $  12.986  $ 11.139  $  11.401
Number of accumulation units outstanding at end of period
   (in thousands)........................................        29         34         36        32         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $ 16.975   $ 12.930  $  11.108  $ 11.386  $  10.520
Accumulation unit value at end of period.................  $ 18.810   $ 16.975  $  12.930  $ 11.108  $  11.386
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          2          1         1          0

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $  7.054   $  7.701  $  7.420   $  7.141  $   7.137
Accumulation unit value at end of period.................  $  8.044   $  7.054  $  7.701   $  7.420  $   7.141
Number of accumulation units outstanding at end of period
   (in thousands)........................................       225        216       272        297        395
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 11.768   $ 12.900  $ 12.479   $ 12.057  $  12.074
Accumulation unit value at end of period.................  $ 13.367   $ 11.768  $ 12.900   $ 12.479  $  12.057
Number of accumulation units outstanding at end of period
   (in thousands)........................................        76         74        53         33         24
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.00%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -


                                  APP I-101

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011       2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $ 16.747   $ 12.801  $  11.036  $ 11.352  $  10.517
Accumulation unit value at end of period.................  $ 18.492   $ 16.747  $  12.801  $ 11.036  $  11.352
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7         11         11        19         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $ 15.905   $ 12.182  $  10.523  $ 10.846  $  10.000
Accumulation unit value at end of period.................  $ 17.527   $ 15.905  $  12.182  $ 10.523  $  10.846
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          0          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $ 16.490   $ 12.655  $  10.954  $ 11.313  $  10.514
Accumulation unit value at end of period.................  $ 18.136   $ 16.490  $  12.655  $ 10.954  $  11.313
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6         10          9         8          7

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.05%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 1.25%
Accumulation unit value at beginning of period...........  $      -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $      -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -          -



(a) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.




                                  APP I-102

                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

 MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00% -- METHOD TWO
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
Accumulation unit value at beginning of period...........  $  8.24   $  8.62  $   8.35  $    8.39  $     -
Accumulation unit value at end of period.................  $  8.42   $  8.24  $   8.62  $    8.35  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Accumulation unit value at beginning of period...........  $ 16.15   $ 16.48  $  15.45  $       -  $     -
Accumulation unit value at end of period.................  $ 15.51   $ 16.15  $  16.48  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          -        -
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period...........  $ 10.90   $  8.44  $   7.57  $    9.32  $  9.01
Accumulation unit value at end of period.................  $ 11.15   $ 10.90  $   8.44  $    7.57  $  9.32
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
ALLIANCEBERNSTEIN HIGH INCOME FUND
Accumulation unit value at beginning of period...........  $  9.38   $  9.50  $   8.60  $    9.29  $     -
Accumulation unit value at end of period.................  $  8.95   $  9.38  $   9.50  $    8.60  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...........  $ 13.41   $ 11.52  $  10.40  $   13.66  $ 13.65
Accumulation unit value at end of period.................  $ 12.14   $ 13.41  $  11.52  $   10.40  $ 13.66
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         1         1          1       44

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period...........  $  6.83   $ 14.37  $ 15.65  $ 13.64  $  12.95
Accumulation unit value at end of period.................  $  9.01   $  6.83  $ 14.37  $ 15.65  $  13.64
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
ALLIANCEBERNSTEIN HIGH INCOME FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...........  $ 10.30   $ 22.17  $ 22.40  $ 17.86  $  16.63
Accumulation unit value at end of period.................  $ 13.65   $ 10.30  $ 22.17  $ 22.40  $  17.86
Number of accumulation units outstanding at end of period
   (in thousands)........................................       44         0        0        -         -



                                   APP I-1

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...........  $ 23.12   $ 21.38  $  17.94  $   22.33  $     -
Accumulation unit value at end of period.................  $ 21.36   $ 23.12  $  21.38  $   17.94  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
AMERICAN CENTURY HERITAGE FUND
Accumulation unit value at beginning of period...........  $ 24.47   $     -  $      -  $       -  $     -
Accumulation unit value at end of period.................  $ 22.36   $     -  $      -  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...........  $  9.67   $  8.47  $   7.71  $    8.98  $     -
Accumulation unit value at end of period.................  $  8.81   $  9.67  $   8.47  $    7.71  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
AMERICAN CENTURY ULTRA(R) FUND
Accumulation unit value at beginning of period...........  $ 33.08   $ 25.24  $  22.26  $   22.05  $ 18.96
Accumulation unit value at end of period.................  $ 33.59   $ 33.08  $  25.24  $   22.26  $ 22.05
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
Accumulation unit value at beginning of period...........  $ 45.07   $ 36.99  $  31.95  $   35.54  $ 33.91
Accumulation unit value at end of period.................  $ 45.82   $ 45.07  $  36.99  $   31.95  $ 35.54
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         2         2          2        2
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
Accumulation unit value at beginning of period...........  $ 48.13   $ 40.45  $  34.52  $   40.63  $ 37.68
Accumulation unit value at end of period.................  $ 46.24   $ 48.13  $  40.45  $   34.52  $ 40.63
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
Accumulation unit value at beginning of period...........  $ 42.39   $ 33.89  $  28.33  $   29.98  $ 26.93
Accumulation unit value at end of period.................  $ 42.02   $ 42.39  $  33.89  $   28.33  $ 29.98
Number of accumulation units outstanding at end of period
   (in thousands)........................................       38        39        41         47       45

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
AMERICAN CENTURY HERITAGE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
AMERICAN CENTURY ULTRA(R) FUND
Accumulation unit value at beginning of period...........  $ 14.07   $ 24.30  $ 26.65  $ 29.68  $  28.84
Accumulation unit value at end of period.................  $ 18.96   $ 14.07  $ 24.30  $ 26.65  $  29.68
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
Accumulation unit value at beginning of period...........  $ 26.44   $ 44.41  $ 41.76  $ 36.44  $  34.32
Accumulation unit value at end of period.................  $ 33.91   $ 26.44  $ 44.41  $ 41.76  $  36.44
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         0        0        -         -
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
Accumulation unit value at beginning of period...........  $ 27.56   $ 50.06  $ 45.90  $ 40.61  $  36.26
Accumulation unit value at end of period.................  $ 37.68   $ 27.56  $ 50.06  $ 45.90  $  40.61
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         0        0        -         -
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
Accumulation unit value at beginning of period...........  $ 20.20   $ 33.52  $ 32.45  $ 30.50  $  28.40
Accumulation unit value at end of period.................  $ 26.93   $ 20.20  $ 33.52  $ 32.45  $  30.50
Number of accumulation units outstanding at end of period
   (in thousands)........................................       46        46       44        0         -


                                   APP I-2

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of period...........  $ 55.72   $ 41.02  $  38.70  $   42.39  $ 35.45
Accumulation unit value at end of period.................  $ 53.64   $ 55.72  $  41.02  $   38.70  $ 42.39
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
ARIEL FUND
Accumulation unit value at beginning of period...........  $ 73.68   $ 51.21  $  42.97  $   48.57  $ 38.56
Accumulation unit value at end of period.................  $ 71.82   $ 73.68  $  51.21  $   42.97  $ 48.57
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 27.00   $ 20.79  $  19.70  $   20.08  $ 17.98
Accumulation unit value at end of period.................  $ 24.64   $ 27.00  $  20.79  $   19.70  $ 20.08
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         1         1          1        1
AVE MARIA GROWTH FUND
Accumulation unit value at beginning of period...........  $ 30.19   $ 23.71  $  20.67  $   20.56  $     -
Accumulation unit value at end of period.................  $ 28.24   $ 30.19  $  23.71  $   20.67  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
AVE MARIA OPPORTUNITY FUND
Accumulation unit value at beginning of period...........  $ 14.08   $ 11.38  $  10.99  $   10.85  $     -
Accumulation unit value at end of period.................  $ 12.10   $ 14.08  $  11.38  $   10.99  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
AVE MARIA RISING DIVIDEND FUND
Accumulation unit value at beginning of period...........  $ 17.56   $ 13.49  $  12.68  $   12.51  $     -
Accumulation unit value at end of period.................  $ 17.72   $ 17.56  $  13.49  $   12.68  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
BARON SMALL CAP FUND
Accumulation unit value at beginning of period...........  $ 34.79   $ 26.22  $  22.93  $   23.78  $ 19.26
Accumulation unit value at end of period.................  $ 33.31   $ 34.79  $  26.22  $   22.93  $ 23.78
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of period...........  $ 21.78   $ 43.06  $ 48.33  $ 46.72  $  49.09
Accumulation unit value at end of period.................  $ 35.45   $ 21.78  $ 43.06  $ 48.33  $  46.72
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -         -
ARIEL FUND
Accumulation unit value at beginning of period...........  $ 23.60   $ 46.39  $ 51.81  $ 50.07  $  54.70
Accumulation unit value at end of period.................  $ 38.56   $ 23.60  $ 46.39  $ 51.81  $  50.07
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -         -
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 12.96   $ 18.10  $ 20.18  $ 18.75  $  19.37
Accumulation unit value at end of period.................  $ 17.98   $ 12.96  $ 18.10  $ 20.18  $  18.75
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         0        0        -         -
AVE MARIA GROWTH FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
AVE MARIA OPPORTUNITY FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
AVE MARIA RISING DIVIDEND FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
BARON SMALL CAP FUND
Accumulation unit value at beginning of period...........  $ 14.24   $ 23.83  $ 22.83  $ 23.17  $  23.32
Accumulation unit value at end of period.................  $ 19.26   $ 14.24  $ 23.83  $ 22.83  $  23.17
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -         -


                                   APP I-3

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
Accumulation unit value at beginning of period...........  $ 15.33   $ 13.14  $  12.06  $       -  $     -
Accumulation unit value at end of period.................  $ 12.33   $ 15.33  $  13.14  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
CALVERT EQUITY PORTFOLIO
Accumulation unit value at beginning of period...........  $ 48.01   $ 38.44  $  33.33  $   35.79  $ 30.53
Accumulation unit value at end of period.................  $ 48.41   $ 48.01  $  38.44  $   33.33  $ 35.79
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
CLEARBRIDGE APPRECIATION FUND
Accumulation unit value at beginning of period...........  $ 19.35   $ 15.70  $  13.82  $   14.82  $     -
Accumulation unit value at end of period.................  $ 20.51   $ 19.35  $  15.70  $   13.82  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
CLEARBRIDGE SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...........  $ 28.38   $ 20.10  $  20.34  $       -  $     -
Accumulation unit value at end of period.................  $ 28.18   $ 28.38  $  20.10  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
CLEARBRIDGE VALUE TRUST
Accumulation unit value at beginning of period...........  $ 66.54   $ 48.54  $  42.34  $   24.97  $ 19.82
Accumulation unit value at end of period.................  $ 75.58   $ 66.54  $  48.54  $   42.34  $ 24.97
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0       14
CRM MID CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 34.04   $ 30.34  $  26.07  $   28.23  $     -
Accumulation unit value at end of period.................  $ 27.66   $ 34.04  $  30.34  $   26.07  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period...........  $ 41.41   $ 34.78  $  32.50  $   34.34  $ 30.98
Accumulation unit value at end of period.................  $ 36.84   $ 41.41  $  34.78  $   32.50  $ 34.34
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         1         1          2        2

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
CALVERT EQUITY PORTFOLIO
Accumulation unit value at beginning of period...........  $ 22.91   $ 38.61  $ 37.30  $ 35.30  $  35.74
Accumulation unit value at end of period.................  $ 30.53   $ 22.91  $ 38.61  $ 37.30  $  35.30
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         0        0        -         -
CLEARBRIDGE APPRECIATION FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
CLEARBRIDGE SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
CLEARBRIDGE VALUE TRUST
Accumulation unit value at beginning of period...........  $ 16.32   $ 27.28  $ 26.08  $ 43.63  $  39.73
Accumulation unit value at end of period.................  $ 19.82   $ 16.32  $ 27.28  $ 26.08  $  43.63
Number of accumulation units outstanding at end of period
   (in thousands)........................................       13         0        0        -         -
CRM MID CAP VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period...........  $ 23.62   $ 40.01  $ 38.52  $ 33.70  $  31.86
Accumulation unit value at end of period.................  $ 30.98   $ 23.62  $ 40.01  $ 38.52  $  33.70
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         0        0        -         -


                                   APP I-4

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE DIVERSIFIED INCOME FUND
Accumulation unit value at beginning of period...........  $  8.89   $  9.35  $   9.18  $       -  $     -
Accumulation unit value at end of period.................  $  8.97   $  8.89  $   9.35  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
DELAWARE EXTENDED DURATION BOND FUND
Accumulation unit value at beginning of period...........  $  6.23   $  6.79  $   6.50  $       -  $     -
Accumulation unit value at end of period.................  $  6.62   $  6.23  $   6.79  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of period...........  $ 43.48   $ 32.94  $  29.76  $   29.70  $ 26.27
Accumulation unit value at end of period.................  $ 45.47   $ 43.48  $  32.94  $   29.76  $ 29.70
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of period...........  $ 36.75   $ 28.93  $  25.92  $   27.88  $ 22.60
Accumulation unit value at end of period.................  $ 37.60   $ 36.75  $  28.93  $   25.92  $ 27.88
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         1         1          1        1
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of period...........  $ 29.63   $ 21.95  $  19.74  $   22.56  $     -
Accumulation unit value at end of period.................  $ 28.94   $ 29.63  $  21.95  $   19.74  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          1        -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
Accumulation unit value at beginning of period...........  $ 22.96   $ 17.03  $  15.40  $       -  $     -
Accumulation unit value at end of period.................  $ 23.32   $ 22.96  $  17.03  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
FEDERATED CLOVER SMALL VALUE FUND
Accumulation unit value at beginning of period...........  $ 25.91   $ 20.80  $  20.09  $       -  $     -
Accumulation unit value at end of period.................  $ 24.84   $ 25.91  $  20.80  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE DIVERSIFIED INCOME FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
DELAWARE EXTENDED DURATION BOND FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of period...........  $ 19.60   $ 32.05  $ 33.42  $ 29.93  $  29.49
Accumulation unit value at end of period.................  $ 26.27   $ 19.60  $ 32.05  $ 33.42  $  29.93
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of period...........  $ 16.69   $ 28.35  $ 29.25  $ 27.94  $  27.98
Accumulation unit value at end of period.................  $ 22.60   $ 16.69  $ 28.35  $ 29.25  $  27.94
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         -        -        -         -
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
FEDERATED CLOVER SMALL VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -


                                   APP I-5

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 59.50   $ 46.45  $ 40.940  $  44.600  $ 35.21
Accumulation unit value at end of period.................  $ 53.99   $ 59.50  $  46.45  $   40.94  $ 44.60
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
Accumulation unit value at beginning of period...........  $  9.12   $  8.95  $   8.79  $    9.51  $     -
Accumulation unit value at end of period.................  $  9.01   $  9.12  $   8.95  $    8.79  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period...........  $ 14.52   $ 15.08  $  15.42  $   14.99  $ 15.07
Accumulation unit value at end of period.................  $ 14.90   $ 14.52  $  15.08  $   15.42  $ 14.99
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         1         1          1        1
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of period...........  $  7.12   $  7.29  $   6.85  $    7.28  $  6.93
Accumulation unit value at end of period.................  $  6.72   $  7.12  $   7.29  $    6.85  $  7.28
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         7         2          3        3
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 44.08   $ 39.03  $  33.36  $   35.90  $ 28.98
Accumulation unit value at end of period.................  $ 41.25   $ 44.08  $  39.03  $   33.36  $ 35.90
Number of accumulation units outstanding at end of period
   (in thousands)........................................       40        36        35         41       40
GOLDMAN SACHS SATELLITE STRATEGIES
Accumulation unit value at beginning of period...........  $  8.16   $  8.22  $   7.39  $    8.42  $     -
Accumulation unit value at end of period.................  $  7.89   $  8.16  $   8.22  $    7.39  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
HIGHLAND PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of period...........  $ 32.42   $ 25.59  $  21.40  $   21.39  $ 19.22
Accumulation unit value at end of period.................  $ 34.44   $ 32.42  $  25.59  $   21.40  $ 21.39
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 26.88   $ 40.46  $ 43.71  $ 40.24  $  40.00
Accumulation unit value at end of period.................  $ 35.21   $ 26.88  $ 40.46  $ 43.71  $  40.24
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -         -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period...........  $ 15.08   $ 15.01  $ 14.55  $     -  $      -
Accumulation unit value at end of period.................  $ 15.07   $ 15.08  $ 15.01  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -         -
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of period...........  $  5.05   $  7.62  $  8.11  $  7.86  $   8.04
Accumulation unit value at end of period.................  $  6.93   $  5.05  $  7.62  $  8.11  $   7.86
Number of accumulation units outstanding at end of period
   (in thousands)........................................        5         0        0        -         -
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 22.06   $ 35.35  $ 38.63  $ 35.00  $  36.36
Accumulation unit value at end of period.................  $ 28.98   $ 22.06  $ 35.35  $ 38.63  $  35.00
Number of accumulation units outstanding at end of period
   (in thousands)........................................       42         0        0        -         -
GOLDMAN SACHS SATELLITE STRATEGIES
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
HIGHLAND PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of period...........  $ 13.91   $ 23.82  $ 25.15  $ 26.92  $  27.24
Accumulation unit value at end of period.................  $ 19.22   $ 13.91  $ 23.82  $ 25.15  $  26.92
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         0        0        -         -


                                   APP I-6

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 24.33   $ 17.64  $  15.24  $   16.27  $     -
Accumulation unit value at end of period.................  $ 26.81   $ 24.33  $  17.64  $   15.24  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of period...........  $ 16.91   $ 12.63  $  12.88  $       -  $     -
Accumulation unit value at end of period.................  $ 16.67   $ 16.91  $  12.63  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
INVESCO COMSTOCK FUND
Accumulation unit value at beginning of period...........  $ 23.77   $ 17.81  $  15.21  $   15.73  $ 13.81
Accumulation unit value at end of period.................  $ 25.52   $ 23.77  $  17.81  $   15.21  $ 15.73
Number of accumulation units outstanding at end of period
   (in thousands)........................................      122       137       154        178      169
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period...........  $ 10.66   $  9.19  $   8.32  $    8.59  $  7.79
Accumulation unit value at end of period.................  $ 10.36   $ 10.66  $   9.19  $    8.32  $  8.59
Number of accumulation units outstanding at end of period
   (in thousands)........................................      259       263       265        301      289
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of period...........  $ 21.68   $ 24.42  $  22.89  $   21.45  $ 17.77
Accumulation unit value at end of period.................  $ 26.46   $ 21.68  $  24.42  $   22.89  $ 21.45
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         2         2          2        2
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
Accumulation unit value at beginning of period...........  $ 17.23   $ 16.10  $ 14.660  $  15.800  $     -
Accumulation unit value at end of period.................  $ 17.65   $ 17.23  $  16.10  $   14.66  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
Accumulation unit value at beginning of period...........  $ 17.85   $ 16.25  $  14.55  $   15.90  $     -
Accumulation unit value at end of period.................  $ 18.31   $ 17.85  $  16.25  $   14.55  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
INVESCO COMSTOCK FUND
Accumulation unit value at beginning of period...........  $ 10.85   $ 17.48  $ 19.25  $ 17.81  $  18.54
Accumulation unit value at end of period.................  $ 13.81   $ 10.85  $ 17.48  $ 19.25  $  17.81
Number of accumulation units outstanding at end of period
   (in thousands)........................................      178         0        0        -         -
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period...........  $  6.45   $  8.84  $  9.12  $  8.68  $   8.62
Accumulation unit value at end of period.................  $  7.79   $  6.45  $  8.84  $  9.12  $   8.68
Number of accumulation units outstanding at end of period
   (in thousands)........................................      295         0        0        -         -
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of period...........  $ 14.11   $ 22.82  $ 33.63  $ 27.89  $  28.01
Accumulation unit value at end of period.................  $ 17.77   $ 14.11  $ 22.82  $ 33.63  $  27.89
Number of accumulation units outstanding at end of period
   (in thousands)........................................        3         3        2        0         -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -


                                   APP I-7

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
Accumulation unit value at beginning of period...........  $ 17.22   $ 15.39  $  13.58  $   15.22  $     -
Accumulation unit value at end of period.................  $ 17.74   $ 17.22  $  15.39  $   13.58  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
Accumulation unit value at beginning of period...........  $ 18.50   $ 16.08  $  14.04  $   15.99  $     -
Accumulation unit value at end of period.................  $ 19.07   $ 18.50  $  16.08  $   14.04  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
Accumulation unit value at beginning of period...........  $ 17.68   $ 15.20  $  13.16  $   15.21  $     -
Accumulation unit value at end of period.................  $ 18.26   $ 17.68  $  15.20  $   13.16  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
Accumulation unit value at beginning of period...........  $ 18.96   $ 16.07  $  13.89  $   16.01  $     -
Accumulation unit value at end of period.................  $ 19.56   $ 18.96  $  16.07  $   13.89  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
Accumulation unit value at beginning of period...........  $ 17.92   $ 15.28  $  13.20  $   15.25  $     -
Accumulation unit value at end of period.................  $ 18.51   $ 17.92  $  15.28  $   13.20  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
Accumulation unit value at beginning of period...........  $ 17.89   $ 15.27  $  13.20  $   15.27  $     -
Accumulation unit value at end of period.................  $ 18.48   $ 17.89  $  15.27  $   13.20  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
Accumulation unit value at beginning of period...........  $ 19.58   $ 16.41  $  15.66  $       -  $     -
Accumulation unit value at end of period.................  $ 20.42   $ 19.58  $  16.41  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         -         -          -        -

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -


                                   APP I-8

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
Accumulation unit value at beginning of period...........  $ 17.14   $ 16.37  $  15.24  $   16.09  $     -
Accumulation unit value at end of period.................  $ 17.53   $ 17.14  $  16.37  $   15.24  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 38.38   $ 28.60  $  23.15  $   24.97  $ 19.82
Accumulation unit value at end of period.................  $ 38.32   $ 38.38  $  28.60  $   23.15  $ 24.97
Number of accumulation units outstanding at end of period
   (in thousands)........................................       11        11        12         14       14
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of period...........  $ 16.75   $ 16.42  $  15.22  $   15.92  $ 14.62
Accumulation unit value at end of period.................  $ 15.65   $ 16.75  $  16.42  $   15.22  $ 15.92
Number of accumulation units outstanding at end of period
   (in thousands)........................................       38        26        23         17       10
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of period...........  $ 16.01   $ 15.25  $  14.11  $   14.63  $ 13.31
Accumulation unit value at end of period.................  $ 14.71   $ 16.01  $  15.25  $   14.11  $ 14.63
Number of accumulation units outstanding at end of period
   (in thousands)........................................       39        34        33         26       18
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of period...........  $ 20.07   $ 18.62  $  16.98  $   17.78  $ 16.04
Accumulation unit value at end of period.................  $ 18.37   $ 20.07  $  18.62  $   16.98  $ 17.78
Number of accumulation units outstanding at end of period
   (in thousands)........................................       62        43        33         26       18
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period...........  $ 11.72   $ 11.80  $  11.39  $   11.55  $ 10.80
Accumulation unit value at end of period.................  $ 11.07   $ 11.72  $  11.80  $   11.39  $ 11.55
Number of accumulation units outstanding at end of period
   (in thousands)........................................        7         7        11         11        9
LKCM AQUINAS GROWTH FUND
Accumulation unit value at beginning of period...........  $ 21.44   $ 18.53  $  16.86  $   16.61  $     -
Accumulation unit value at end of period.................  $ 17.21   $ 21.44  $  18.53  $   16.86  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 16.32   $ 27.28  $ 26.08  $ 43.63  $  39.73
Accumulation unit value at end of period.................  $ 19.82   $ 16.32  $ 27.28  $ 26.08  $  43.63
Number of accumulation units outstanding at end of period
   (in thousands)........................................       13         0        0        -         -
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of period...........  $ 12.32   $ 16.98  $ 17.48  $ 15.85  $  15.41
Accumulation unit value at end of period.................  $ 14.62   $ 12.32  $ 16.98  $ 17.48  $  15.85
Number of accumulation units outstanding at end of period
   (in thousands)........................................        4         -        -        -         -
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of period...........  $ 10.92   $ 16.19  $ 16.90  $ 15.39  $  15.11
Accumulation unit value at end of period.................  $ 13.31   $ 10.92  $ 16.19  $ 16.90  $  15.39
Number of accumulation units outstanding at end of period
   (in thousands)........................................       14         -        -        -         -
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of period...........  $ 12.88   $ 20.32  $ 20.90  $ 18.18  $  17.37
Accumulation unit value at end of period.................  $ 16.04   $ 12.88  $ 20.32  $ 20.90  $  18.18
Number of accumulation units outstanding at end of period
   (in thousands)........................................       14         0        0        -         -
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period...........  $  9.42   $ 11.46  $ 11.59  $ 11.22  $  11.24
Accumulation unit value at end of period.................  $ 10.80   $  9.42  $ 11.46  $ 11.59  $  11.22
Number of accumulation units outstanding at end of period
   (in thousands)........................................        5         -        -        -         -
LKCM AQUINAS GROWTH FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -


                                   APP I-9

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
Accumulation unit value at beginning of period...........  $ 17.99   $ 14.18  $  12.72  $   12.68  $     -
Accumulation unit value at end of period.................  $ 16.87   $ 17.99  $  14.18  $   12.72  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
LORD ABBETT VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period...........  $ 20.46   $ 19.59  $      -  $       -  $     -
Accumulation unit value at end of period.................  $ 19.39   $ 20.46  $      -  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of period...........  $  9.92   $ 10.48  $  10.58  $   10.16  $ 10.03
Accumulation unit value at end of period.................  $ 10.16   $  9.92  $  10.48  $   10.58  $ 10.16
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         -          -        -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period...........  $ 28.34   $ 23.98  $  19.44  $   21.91  $ 18.12
Accumulation unit value at end of period.................  $ 27.21   $ 28.34  $  23.98  $   19.44  $ 21.91
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         1         1          1        1
MFS(R) INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...........  $ 33.57   $ 26.92  $  25.68  $       -  $     -
Accumulation unit value at end of period.................  $ 32.89   $ 33.57  $  26.92  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       19        21        23          -        -
MFS(R) NEW DISCOVERY FUND
Accumulation unit value at beginning of period...........  $ 26.90   $ 20.93  $  17.32  $   27.00  $     -
Accumulation unit value at end of period.................  $ 23.01   $ 26.90  $  20.93  $   17.32  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND -- TRUST CLASS
Accumulation unit value at beginning of period...........  $ 22.92   $ 18.46  $  16.81  $   17.45  $ 14.26
Accumulation unit value at end of period.................  $ 21.32   $ 22.92  $  18.46  $   16.81  $ 17.45
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
LORD ABBETT VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of period...........  $ 10.01   $  9.72  $     -  $     -  $      -
Accumulation unit value at end of period.................  $ 10.03   $ 10.01  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0        -        -         -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period...........  $ 12.43   $ 24.33  $ 27.34  $ 23.84  $  22.02
Accumulation unit value at end of period.................  $ 18.12   $ 12.43  $ 24.33  $ 27.34  $  23.84
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         0        0        -         -
MFS(R) INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
MFS(R) NEW DISCOVERY FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND -- TRUST CLASS
Accumulation unit value at beginning of period...........  $ 10.98   $ 18.40  $ 17.80  $ 15.74  $  15.34
Accumulation unit value at end of period.................  $ 14.26   $ 10.98  $ 18.40  $ 17.80  $  15.74
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -         -


                                  APP I-10

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND -- CLASS A
Accumulation unit value at beginning of period...........  $ 22.75   $ 18.34  $  16.70  $   17.37  $     -
Accumulation unit value at end of period.................  $ 21.13   $ 22.75  $  18.34  $   16.70  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
NUVEEN SMALL CAP INDEX FUND
Accumulation unit value at beginning of period...........  $ 14.96   $ 11.51  $ 10.420  $  12.130  $     -
Accumulation unit value at end of period.................  $ 14.62   $ 14.96  $  11.51  $   10.42  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
Accumulation unit value at beginning of period...........  $ 25.15   $ 21.13  $  21.50  $   27.22  $     -
Accumulation unit value at end of period.................  $ 22.08   $ 25.15  $  21.13  $   21.50  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of period...........  $ 38.02   $ 35.29  $  29.32  $   36.47  $     -
Accumulation unit value at end of period.................  $ 35.52   $ 38.02  $  35.29  $   29.32  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
OPPENHEIMER EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of period...........  $ 31.49   $ 25.51  $  23.38  $       -  $     -
Accumulation unit value at end of period.................  $ 32.11   $ 31.49  $  25.51  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
Accumulation unit value at beginning of period...........  $ 14.89   $ 12.06  $  10.32  $       -  $     -
Accumulation unit value at end of period.................  $ 13.87   $ 14.89  $  12.06  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period...........  $ 10.97   $ 12.27  $  11.79  $   11.36  $ 10.79
Accumulation unit value at end of period.................  $ 10.92   $ 10.97  $  12.27  $   11.79  $ 11.36
Number of accumulation units outstanding at end of period
   (in thousands)........................................        7         7        10          9        9

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND -- CLASS A
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
NUVEEN SMALL CAP INDEX FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
OPPENHEIMER EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period...........  $  9.45   $ 10.96  $ 10.65  $ 11.08  $  11.28
Accumulation unit value at end of period.................  $ 10.79   $  9.45  $ 10.96  $ 10.65  $  11.08
Number of accumulation units outstanding at end of period
   (in thousands)........................................        8         -        -        -         -


                                  APP I-11

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
Accumulation unit value at beginning of period...........  $ 10.69   $ 11.24  $  11.22  $       -  $     -
Accumulation unit value at end of period.................  $ 10.66   $ 10.69  $  11.24  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       34        39        43          -        -
PIMCO TOTAL RETURN III FUND
Accumulation unit value at beginning of period...........  $  9.38   $  9.89  $   9.64  $       -  $     -
Accumulation unit value at end of period.................  $  9.30   $  9.38  $   9.89  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Accumulation unit value at beginning of period...........  $ 49.49   $ 45.09  $  48.49  $       -  $     -
Accumulation unit value at end of period.................  $ 39.62   $ 49.49  $  45.09  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period...........  $ 16.65   $ 14.14  $  12.37  $   13.72  $     -
Accumulation unit value at end of period.................  $ 16.81   $ 16.65  $  14.14  $   12.37  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of period...........  $ 16.93   $ 13.83  $  12.00  $   13.42  $ 11.24
Accumulation unit value at end of period.................  $ 14.23   $ 16.93  $  13.83  $   12.00  $ 13.42
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         1         1          1        1
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of period...........  $ 29.59   $ 23.13  $  20.66  $   20.68  $ 18.33
Accumulation unit value at end of period.................  $ 32.61   $ 29.59  $  23.13  $   20.66  $ 20.68
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         2         1          3        3
TEMPLETON GROWTH FUND, INC.
Accumulation unit value at beginning of period...........  $ 24.97   $ 19.43  $  16.29  $   17.79  $ 16.81
Accumulation unit value at end of period.................  $ 23.81   $ 24.97  $  19.43  $   16.29  $ 17.79
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         2         2          2        2

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
PIMCO TOTAL RETURN III FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of period...........  $  7.95   $ 13.81  $ 14.09  $ 12.03  $   8.87
Accumulation unit value at end of period.................  $ 11.24   $  7.95  $ 13.81  $ 14.09  $  12.03
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         0        0        -         -
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of period...........  $ 14.87   $ 24.17  $ 23.29  $ 20.55  $  20.24
Accumulation unit value at end of period.................  $ 18.33   $ 14.87  $ 24.17  $ 23.29  $  20.55
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         -        -        -         -
TEMPLETON GROWTH FUND, INC.
Accumulation unit value at beginning of period...........  $ 13.05   $ 24.07  $ 25.66  $ 22.94  $  23.21
Accumulation unit value at end of period.................  $ 16.81   $ 13.05  $ 24.07  $ 25.66  $  22.94
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         0        0        -         -


                                  APP I-12

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD BALANCED INCOME FUND
Accumulation unit value at beginning of period...........  $ 13.11   $ 12.15  $  11.20  $   11.25  $     -
Accumulation unit value at end of period.................  $ 13.55   $ 13.11  $  12.15  $   11.20  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
THE HARTFORD GLOBAL ALL-ASSET FUND
Accumulation unit value at beginning of period...........  $ 12.57   $ 11.42  $  10.35  $   11.58  $     -
Accumulation unit value at end of period.................  $ 10.91   $ 12.57  $  11.42  $   10.35  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
THE HARTFORD HIGH YIELD FUND
Accumulation unit value at beginning of period...........  $  7.65   $  7.62  $   7.37  $       -  $     -
Accumulation unit value at end of period.................  $  7.45   $  7.65  $   7.62  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
Accumulation unit value at beginning of period...........  $ 18.35   $ 13.80  $  11.15  $   14.32  $     -
Accumulation unit value at end of period.................  $ 13.42   $ 18.35  $  13.80  $   11.15  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
THE HARTFORD MIDCAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 16.56   $ 13.59  $  11.05  $   13.28  $     -
Accumulation unit value at end of period.................  $ 15.84   $ 16.56  $  13.59  $   11.05  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
TIAA-CREF BOND INDEX FUND
Accumulation unit value at beginning of period...........  $ 10.54   $ 11.00  $  10.80  $       -  $     -
Accumulation unit value at end of period.................  $ 10.92   $ 10.54  $  11.00  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
TIAA-CREF EQUITY INDEX FUND
Accumulation unit value at beginning of period...........  $ 14.33   $ 10.96  $   9.95  $       -  $     -
Accumulation unit value at end of period.................  $ 15.74   $ 14.33  $  10.96  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD BALANCED INCOME FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
THE HARTFORD GLOBAL ALL-ASSET FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
THE HARTFORD HIGH YIELD FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
THE HARTFORD MIDCAP VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
TIAA-CREF BOND INDEX FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
TIAA-CREF EQUITY INDEX FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -


                                  APP I-13

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
Accumulation unit value at beginning of period...........  $ 19.15   $ 14.61  $  13.30  $       -  $     -
Accumulation unit value at end of period.................  $ 20.99   $ 19.15  $  14.61  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
Accumulation unit value at beginning of period...........  $ 16.52   $ 13.08  $  12.11  $       -  $     -
Accumulation unit value at end of period.................  $ 17.91   $ 16.52  $  13.08  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
Accumulation unit value at beginning of period...........  $ 18.48   $ 15.05  $  13.34  $   13.27  $     -
Accumulation unit value at end of period.................  $ 18.75   $ 18.48  $  15.05  $   13.34  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period...........  $ 21.82   $ 16.65  $  14.46  $   15.61  $ 13.98
Accumulation unit value at end of period.................  $ 20.64   $ 21.82  $  16.65  $   14.46  $ 15.61
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
VICTORY MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of period...........  $ 41.81   $ 31.94  $  27.60  $   27.89  $ 22.28
Accumulation unit value at end of period.................  $ 41.19   $ 41.81  $  31.94  $   27.60  $ 27.89
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period...........  $ 20.95   $ 16.03  $  14.55  $   16.29  $ 13.55
Accumulation unit value at end of period.................  $ 22.33   $ 20.95  $  16.03  $   14.55  $ 16.29
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $ 25.11   $ 21.03  $  19.34  $   19.32  $ 18.15
Accumulation unit value at end of period.................  $ 27.09   $ 25.11  $  21.03  $   19.34  $ 19.32
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0

                                                                   YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period...........  $ 11.14   $ 17.77  $ 18.05  $ 16.94  $  16.99
Accumulation unit value at end of period.................  $ 13.98   $ 11.14  $ 17.77  $ 18.05  $  16.94
Number of accumulation units outstanding at end of period
   (in thousands)........................................        1         1        0        -         -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of period...........  $ 16.84   $ 29.89  $ 25.14  $ 22.57  $  22.01
Accumulation unit value at end of period.................  $ 22.28   $ 16.84  $ 29.89  $ 25.14  $  22.57
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         0        0        -         -
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period...........  $ 10.25   $ 18.29  $ 17.08  $ 15.38  $  15.79
Accumulation unit value at end of period.................  $ 13.55   $ 10.25  $ 18.29  $ 17.08  $  15.38
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -         -
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -


                                  APP I-14

                                                                    YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------
SUB-ACCOUNT                                                  2014     2013      2012       2011     2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 40.58   $ 29.90  $  23.57  $   25.86  $ 22.00
Accumulation unit value at end of period.................  $ 38.88   $ 40.58  $  29.90  $   23.57  $ 25.86
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        0
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 15.03   $ 12.63  $  12.05  $       -  $     -
Accumulation unit value at end of period.................  $ 14.13   $ 15.03  $  12.63  $       -  $     -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -         -          -        -
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $ 32.60   $ 25.44  $  21.67  $   21.37  $ 15.65
Accumulation unit value at end of period.................  $ 27.95   $ 32.60  $  25.44  $   21.67  $ 21.37
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         0         0          0        1
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 11.35   $ 11.99  $  11.63  $   10.90  $ 10.58
Accumulation unit value at end of period.................  $ 11.63   $ 11.35  $  11.99  $   11.63  $ 10.90
Number of accumulation units outstanding at end of period
   (in thousands)........................................        4         4         4          4       54
HARTFORD VALUE HLS FUND
Accumulation unit value at beginning of period...........  $ 15.39   $ 11.86  $  10.37  $   10.77  $ 10.03
Accumulation unit value at end of period.................  $ 16.89   $ 15.39  $  11.86  $   10.37  $ 10.77
Number of accumulation units outstanding at end of period
   (in thousands)........................................        2         4         4          4        4

                                                                    YEAR ENDING DECEMBER 31,
                                                           ----------------------------------------------
SUB-ACCOUNT                                                  2009     2008     2007      2006     2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 17.05   $ 32.75  $ 30.13  $ 30.08  $  29.10
Accumulation unit value at end of period.................  $ 22.00   $ 17.05  $ 32.75  $ 30.13  $  30.08
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         -        -        -       -(a)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $ 11.57   $ 18.71  $ 20.79  $ 20.88  $  21.89
Accumulation unit value at end of period.................  $ 15.65   $ 11.57  $ 18.71  $ 20.79  $  20.88
Number of accumulation units outstanding at end of period
   (in thousands)........................................        0         0        0        -         -
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  9.54   $ 11.15  $ 11.24  $ 11.27  $  11.94
Accumulation unit value at end of period.................  $ 10.58   $  9.54  $ 11.15  $ 11.24  $  11.27
Number of accumulation units outstanding at end of period
   (in thousands)........................................       47         0        0        -         -
HARTFORD VALUE HLS FUND
Accumulation unit value at beginning of period...........  $     -   $     -  $     -  $     -  $      -
Accumulation unit value at end of period.................  $     -   $     -  $     -  $     -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        -         -        -        -         -



(a) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.




                                  APP I-15

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS STANDARD (SERIES A)
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:


- AB 2010 Retirement Strategy -- Class A


- AB 2015 Retirement Strategy -- Class A


- AB 2020 Retirement Strategy -- Class A


- AB 2025 Retirement Strategy -- Class A


- AB 2030 Retirement Strategy -- Class A


- AB 2035 Retirement Strategy -- Class A


- AB 2040 Retirement Strategy -- Class A


- AB 2045 Retirement Strategy -- Class A


- AB Discovery Growth Fund -- Class A


- AB Discovery Value Fund -- Class A


- AB Global Bond Fund -- Class A


- AB Global Risk Allocation Fund -- Class A


- AB Growth and Income Fund -- Class A


- AB Growth Fund -- Class A


- AB High Income Fund -- Class A


- AB International Growth Fund -- Class A


- AB International Value Fund -- Class A


- AB Value Fund -- Class A


-  Alger Capital Appreciation Institutional Fund -- Class I


- Alger Mid Cap Growth Institutional Fund -- Class I


- Alger Small Cap Growth Institutional Fund -- Class I


- AllianzGI NFJ Dividend Value Fund -- Class A


- AllianzGI NFJ International Value Fund -- Class A


- AllianzGI NFJ Small-Cap Value Fund -- Class A


- American Century Equity Growth Fund -- Class A


- American Century Equity Income Fund -- Class A


- American Century Growth Fund -- Class A


- American Century Heritage Fund -- Class A


- American Century Inflation-Adjusted Bond Fund -- Class A


- American Century Large Company Value Fund -- Class A


- American Century Prime Money Market Fund -- Class A


- American Century Ultra(R) Fund -- Class A


- American Funds AMCAP Fund(R) -- Class R3


- American Funds American Balanced Fund(R) -- Class R3


- American Funds American Mutual Fund(R) -- Class R3


- American Funds Capital Income Builder(R) -- Class R3


- American Funds Capital World Growth and Income Fund(S)(M) -- Class R3


- American Funds EuroPacific Growth Fund(R) -- Class R3


- American Funds Fundamental Investors Fund(SM) -- Class R3


- American Funds New Perspective Fund(R) -- Class R3


- American Funds The Bond Fund of America(R) -- Class R3


- American Funds The Growth Fund of America(R) -- Class R3


- American Funds The Income Fund of America(R) -- Class R3


- American Funds The Investment Company of America(R) -- Class R3


- American Funds The New Economy Fund(R) -- Class R3

- American Funds Washington Mutual Investors Fund(SM) -- Class R3


- AMG Managers Cadence Mid Cap Fund -- Investor Class


- Ave Maria Growth Fund


- Ave Maria Opportunity Fund


- Ave Maria Rising Dividend Fund


- BlackRock Capital Appreciation Fund, Inc. -- Investor A


- BlackRock Equity Dividend Fund -- Investor A


- BlackRock Flexible Equity Fund -- Investor A


- BlackRock Global Allocation Fund, Inc. -- Investor A


- BlackRock Large Cap Core Fund -- Investor A


- BlackRock LifePath(R) 2020 Fund -- Investor A Shares


- BlackRock LifePath(R) 2025 Fund -- Investor A Shares


- BlackRock LifePath(R) 2030 Fund -- Investor A Shares


- BlackRock LifePath(R) 2035 Fund -- Investor A Shares


- BlackRock LifePath(R) 2040 Fund -- Investor A Shares


- BlackRock LifePath(R) 2045 Fund -- Investor A Shares


- BlackRock LifePath(R) 2050 Fund -- Investor A Shares


- BlackRock LifePath(R) 2055 Fund -- Investor A Shares


- BlackRock LifePath(R) Retirement Fund -- Investor A Shares


- BlackRock Mid-Cap Growth Equity Portfolio -- Investor A


- BlackRock Mid Cap Value Opportunities Fund -- Investor A


- BlackRock Small Cap Growth Fund II -- Investor A


- BlackRock U.S. Government Bond Portfolio -- Investor A


- BlackRock Value Opportunities Fund, Inc. -- Investor A


- BMO Mid-Cap Value Fund -- Class Y


- Calamos Global Equity Fund -- Class A


- Calamos International Growth Fund -- Class A


- Calvert Bond Portfolio -- Class A


- Calvert Equity Portfolio -- Class A


- Calvert Income Fund -- Class A


- ClearBridge Aggressive Growth Fund -- Class A


- ClearBridge Aggressive Growth Fund -- Class FI


- ClearBridge All Cap Value Fund -- Class A


- ClearBridge Appreciation Fund -- Class A


- ClearBridge Mid Cap Core Fund -- Class A


- ClearBridge Small Cap Growth Fund -- Class FI


- ClearBridge Small Cap Value Fund -- Class A


- ClearBridge Value Trust -- Class FI


- Columbia Acorn(R) Fund -- Class A


- Columbia Contrarian Core Fund -- Class A


- Columbia Diversified Equity Income Fund -- Class R4


- Columbia International Opportunities Fund -- Class A


- Columbia Marsico 21st Century Fund -- Class A


- Columbia Marsico Growth Fund -- Class A


- Columbia Mid Cap Value Fund -- Class A


- Columbia Multi-Advisor Small Cap Value Fund -- Class R4


- Columbia Seligman Communications and Information Fund -- Class A


- Columbia Seligman Global Technology Fund -- Class A


- Columbia Small Cap Value Fund I -- Class A


- Columbia Small/Mid Cap Value Fund -- Class R4


- Davis Financial Fund -- Class A


- Davis New York Venture Fund -- Class A


- Delaware Diversified Income Fund -- Class A


- Delaware Extended Duration Bond Fund -- Class A


- Deutsche Capital Growth Fund -- Class A


- Deutsche CROCI(R) Equity Dividend Fund -- Class A


- Deutsche Enhanced Emerging Markets Fixed Income Fund -- Class A


- Deutsche Global Growth Fund -- Class A


- Deutsche Real Estate Securities Fund -- Class A


- Domini Social Equity Fund(R) -- Investor Class


- Dreyfus Bond Market Index Fund -- Class INV


- Dreyfus Midcap Index Fund, Inc.


- Dreyfus Smallcap Stock Index Fund


- Dreyfus S&P 500 Index Fund


- Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A


- Eaton Vance Balanced Fund -- Class A


- Eaton Vance Dividend Builder Fund -- Class A


- Eaton Vance Income Fund of Boston -- Class A


- Eaton Vance Large-Cap Value Fund -- Class A


- Eaton Vance Worldwide Health Sciences Fund -- Class A


- Federated Clover Small Value Fund -- Class A


- Federated Equity Income Fund, Inc. -- Class A


- Federated Kaufmann Fund -- Class R


- Federated MDT Mid Cap Growth Strategies Fund -- Class A


- Fidelity Advisor(R) Equity Growth Fund -- Class T


- Fidelity Advisor(R) Leveraged Company Stock Fund -- Class T


- Fidelity Advisor(R) Real Estate Fund -- Class T


- Fidelity Advisor(R) Stock Selector All Cap Fund -- Class T


- Franklin Conservative Allocation Fund -- Class A


- Franklin Growth Allocation Fund -- Class A


- Franklin Growth Fund -- Class A


- Franklin Income Fund -- Class A


- Franklin Moderate Allocation Fund -- Class A


- Franklin Mutual Beacon Fund -- Class A


- Franklin Mutual Global Discovery Fund -- Class A


- Franklin Mutual Shares Fund -- Class A


- Franklin Small Cap Value Fund -- Class A


- Franklin Strategic Income Fund -- Class A


- Franklin Total Return Fund -- Class A


- Goldman Sachs Absolute Return Tracker -- Class A


- Goldman Sachs Capital Growth Fund -- Class A


- Goldman Sachs Government Income Fund -- Class A


- Goldman Sachs Growth Opportunities Fund -- Class A

- Goldman Sachs High Yield Fund -- Class A


- Goldman Sachs Large Cap Value Fund -- Class A


- Goldman Sachs Mid Cap Value Fund -- Class A


- Goldman Sachs Satellite Strategies -- Class A


- Goldman Sachs Small Cap Value Fund -- Class A


- Goldman Sachs Small/Mid Cap Growth Fund -- Class A


- Hartford Balanced HLS Fund -- Class IB


- Hartford Balanced Income Fund -- Class R4


- Hartford Capital Appreciation Fund -- Class R4


- Hartford Capital Appreciation Fund -- Class R5


- Hartford Conservative Allocation Fund -- Class R4


- Hartford Conservative Allocation Fund -- Class R5


- Hartford Disciplined Equity HLS Fund -- Class IB


- Hartford Dividend and Growth Fund -- Class R4


- Hartford Dividend and Growth HLS Fund -- Class IB


- Hartford Global All-Asset Fund -- Class R4


- Hartford Global Growth HLS Fund -- Class IB


- Hartford Growth Allocation Fund -- Class R4


- Hartford Growth Allocation Fund -- Class R5


- Hartford Growth Opportunities Fund -- Class R4


- Hartford Growth Opportunities HLS Fund -- Class IB


- Hartford Healthcare Fund -- Class R4


- Hartford Healthcare HLS Fund -- Class IB


- Hartford High Yield Fund -- Class R4


- Hartford Inflation Plus Fund -- Class R4


- Hartford International Small Company Fund -- Class R4


- Hartford MidCap Value Fund -- Class R4


- Hartford Moderate Allocation Fund -- Class R4


- Hartford Moderate Allocation Fund -- Class R5


- Hartford SmallCap Growth HLS Fund -- Class IB


- Hartford Small Company Fund -- Class R4


- Hartford Small Company HLS Fund -- Class IB


- Hartford Total Return Bond Fund -- Class R4


- Hartford Total Return Bond Fund -- Class R5


- Hartford Total Return Bond HLS Fund -- Class IB


- Hartford Ultrashort Bond HLS Fund -- Class IB


- Hartford Value HLS Fund -- Class IB


- HIMCO VIT Index Fund -- Class IB


- Invesco American Franchise Fund -- Class A


- Invesco American Value Fund -- Class A


- Invesco Comstock Fund -- Class A


- Invesco Equity and Income Fund -- Class A


- Invesco European Growth Fund -- Class A


- Invesco Growth and Income Fund -- Class A


- Invesco International Growth Fund -- Class A


- Invesco Mid Cap Core Equity Fund -- Class A


- Invesco Mid Cap Growth Fund -- Class A


- Invesco Real Estate Fund -- Class A


- Invesco Small Cap Discovery Fund -- Class A


- Invesco Small Cap Equity Fund -- Class A


- Invesco Small Cap Growth Fund -- Class A


- Invesco Small Cap Value Fund -- Class A


- Invesco Value Opportunities Fund -- Class A


- Ivy Asset Strategy Fund -- Class Y


- Ivy Global Natural Resources Fund -- Class Y


- Ivy Large Cap Growth Fund -- Class Y


- Ivy Science & Technology Fund -- Class Y


- Janus Balanced Fund -- Class S


- Janus Enterprise Fund -- Class S


- Janus Flexible Bond Fund -- Class S


- Janus Forty Fund -- Class S


- Janus Overseas Fund -- Class S


- JPMorgan Core Bond Fund -- Class A


- JPMorgan Large Cap Growth Fund -- Class A


- JPMorgan Small Cap Equity Fund -- Class A


- JPMorgan Small Cap Growth Fund -- Class A


- JPMorgan Small Cap Value Fund -- Class A


- JPMorgan SmartRetirement(R) 2015 Fund -- Class A


- JPMorgan SmartRetirement(R) 2020 Fund -- Class A


- JPMorgan SmartRetirement(R) 2025 Fund -- Class A


- JPMorgan SmartRetirement(R) 2030 Fund -- Class A


- JPMorgan SmartRetirement(R) 2035 Fund -- Class A


- JPMorgan SmartRetirement(R) 2040 Fund -- Class A


- JPMorgan SmartRetirement(R) 2045 Fund -- Class A


- JPMorgan SmartRetirement(R) 2050 Fund -- Class A


- JPMorgan SmartRetirement(R) 2055 Fund -- Class A


- JPMorgan SmartRetirement(R) Income Fund -- Class A


- LKCM Aquinas Growth Fund


- LKCM Aquinas Value Fund


- Loomis Sayles Bond Fund -- Class ADM


- Lord Abbett Affiliated Fund, Inc. -- Class A


- Lord Abbett Bond-Debenture Fund, Inc. -- Class A


- Lord Abbett Calibrated Dividend Growth Fund -- Class A


- Lord Abbett Developing Growth Fund -- Class A


- Lord Abbett Fundamental Equity Fund -- Class A


- Lord Abbett International Core Equity Fund -- Class A


- Lord Abbett Value Opportunities Fund -- Class A


- Massachusetts Investors Trust -- Class R3


- MassMutual Premier Disciplined Growth Fund -- Class R4


- MassMutual RetireSMART(SM) 2010 Fund -- Class R4


- MassMutual RetireSMART(SM) 2010 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2015 Fund -- Class R4


- MassMutual RetireSMART(SM) 2020 Fund -- Class R4


- MassMutual RetireSMART(SM) 2020 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2025 Fund -- Class R4


- MassMutual RetireSMART(SM) 2030 Fund -- Class R4


- MassMutual RetireSMART(SM) 2030 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2035 Fund -- Class R4


- MassMutual RetireSMART(SM) 2040 Fund -- Class R4


- MassMutual RetireSMART(SM) 2045 Fund -- Class R4


- MassMutual RetireSMART(SM) 2050 Fund -- Class R4


- MassMutual RetireSMART(SM) 2055 Fund -- Class R4

- MassMutual RetireSMART(SM) in Retirement Fund -- Class R4


- MassMutual RetireSMART(SM) in Retirement Fund -- Class SVC


- MassMutual Select Blue Chip Growth Fund -- Class R4


- MassMutual Select Diversified Value Fund -- Class R4


- MassMutual Select Focused Value Fund -- Class R4


- MassMutual Select Fundamental Value Fund -- Class R4


- MassMutual Select Growth Opportunities Fund -- Class R4


- MassMutual Select Mid Cap Growth Equity II Fund -- Class R4


- MassMutual Select Overseas Fund -- Class R4


- MassMutual Select Strategic Bond Fund -- Class R4


- MassMutual Select Total Return Bond Fund -- Class R4


- MFS(R) Core Equity Fund -- Class R3


- MFS(R) Government Securities Fund -- Class R3


- MFS(R) Growth Fund -- Class R3


- MFS(R) International New Discovery Fund -- Class R3


- MFS(R) International Value Fund -- Class R3


- MFS(R) New Discovery Fund -- Class R3


- MFS(R) Research International Fund -- Class R3


- MFS(R) Technology Fund -- Class R3


- MFS(R) Total Return Bond Fund -- Class R3


- MFS(R) Total Return Fund -- Class R3


- MFS(R) Utilities Fund -- Class R3


- MFS(R) Value Fund -- Class R3


- MM MSCI EAFE(R) International Index Fund -- Class R4


- MM Russell 2000(R) Small Cap Index Fund -- Class R4


- MM S&P 500(R) Index Fund -- Class R4


- MM S&P(R) Mid Cap Index Fund -- Class R4


- Neuberger Berman Socially Responsive Fund -- Class A


- Nuveen Santa Barbara Dividend Growth Fund -- Class A


- Nuveen Small Cap Index Fund -- Class A


- Nuveen Tradewinds International Value -- Class A


- Oak Ridge Small Cap Growth Fund -- Class A


- Oppenheimer Capital Income Fund -- Class A


- Oppenheimer Equity Fund -- Class A


- Oppenheimer Equity Income Fund -- Class A


- Oppenheimer Global Fund -- Class A


- Oppenheimer Global Strategic Income Fund -- Class A


- Oppenheimer Gold & Special Minerals Fund -- Class A


- Oppenheimer International Bond Fund -- Class A


- Oppenheimer International Diversified Fund -- Class A


- Oppenheimer International Growth Fund -- Class A


- Oppenheimer Main Street Fund(R) -- Class A


- Oppenheimer Main Street Mid Cap Fund(R) -- Class A


- Oppenheimer Main Street Select Fund(R) -- Class A


- Oppenheimer Real Estate Fund -- Class A


- Oppenheimer Rising Dividends Fund -- Class A


- Oppenheimer Small- & Mid- Cap Value Fund -- Class A


- Perkins Mid Cap Value Fund -- Class S


- PIMCO Emerging Markets Bond Fund -- Class A


- PIMCO Real Return Fund -- Class A


- PIMCO Total Return Fund -- Class A


- PIMCO Total Return III Fund -- Class Admin


- Pioneer Emerging Markets Fund -- Class A


- Pioneer Equity Income Fund -- Class A


- Pioneer Fundamental Growth Fund -- Class A


- Pioneer Fund -- Class A


- Pioneer High Yield Fund -- Class A


- Pioneer Mid Cap Value Fund -- Class A


- Pioneer Select Mid Cap Growth Fund -- Class A


- Pioneer Strategic Income Fund -- Class A


- Prudential Jennison 20/20 Focus Fund -- Class A


- Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A


- Prudential Jennison Natural Resources Fund, Inc. -- Class A


- Putnam Equity Income Fund -- Class A


- Putnam International Capital Opportunities Fund -- Class A


- Putnam Investors Fund -- Class A


- Putnam Multi-Cap Growth Fund -- Class A


- Putnam Small Cap Growth Fund -- Class A


- RidgeWorth Large Cap Value Equity Fund -- Class A


- RidgeWorth Mid-Cap Value Equity Fund -- Class A


- RidgeWorth Small Cap Value Equity Fund -- Class A


- Royce Total Return Fund -- Class K


- Royce Value Fund -- Class K


- Russell LifePoints(R) Balanced Strategy Fund -- Class R4


- Russell LifePoints(R) Conservative Strategy Fund -- Class R4


- Russell LifePoints(R) Equity Growth Strategy Fund -- Class R4


- Russell LifePoints(R) Growth Strategy Fund -- Class R4


- Russell LifePoints(R) Moderate Strategy Fund -- Class R4


- Templeton Developing Markets Trust -- Class A


- Templeton Foreign Fund -- Class A


- Templeton Global Bond Fund -- Class A


- Templeton Global Opportunities Trust -- Class A


- Templeton Growth Fund, Inc. -- Class A


- Thornburg Core Growth Fund -- Class R3


- Thornburg Core Growth Fund -- Class R4


- Thornburg International Value Fund -- Class R3


- Thornburg International Value Fund -- Class R4


- Thornburg Value Fund -- Class R3


- Thornburg Value Fund -- Class R4


- TIAA-CREF Bond Index Fund -- Retirement Class

- TIAA-CREF Equity Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Value Index Fund -- Retirement Class


- Timothy Plan Large/Mid-Cap Value Fund -- Class A


- T. Rowe Price Equity Income Fund -- Class R


- T. Rowe Price Growth Stock Fund, Inc. -- Class R


- T. Rowe Price Retirement 2010 Fund -- R Class


- T. Rowe Price Retirement 2020 Fund -- R Class


- T. Rowe Price Retirement 2030 Fund -- R Class


- T. Rowe Price Retirement 2040 Fund -- R Class


- T. Rowe Price Retirement 2050 Fund -- R Class


- T. Rowe Price Retirement Balanced Fund -- R Class


- UBS Dynamic Alpha Fund -- Class A


- UBS Global Allocation Fund -- Class A


- UBS U.S. Allocation Fund -- Class A


- Victory Diversified Stock Fund -- Class A


- Victory Munder Mid-Cap Core Growth Fund -- Class A


- Victory Special Value Fund -- Class A


- Victory Sycamore Established Value Fund -- Class A


- Victory Sycamore Small Company Opportunity Fund -- Class A


- Wells Fargo Advantage Asset Allocation Fund -- Class A


- Wells Fargo Advantage Core Bond Fund -- Class A


- Wells Fargo Advantage Emerging Markets Equity Fund -- Class A


- Wells Fargo Advantage International Equity Fund -- Class A


- Wells Fargo Advantage Utility and Telecommunications Fund -- Class A



        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               7
FEE TABLE..........................................................................................................               9
SUMMARY............................................................................................................              13
PERFORMANCE RELATED INFORMATION....................................................................................              15
HARTFORD LIFE INSURANCE COMPANY....................................................................................              16
THE SEPARATE ACCOUNT...............................................................................................              16
THE FUNDS..........................................................................................................              17
GENERAL ACCOUNT OPTION.............................................................................................              44
CONTRACT CHARGES...................................................................................................              45
   Contingent Deferred Sales Charge................................................................................              45
   Annual Maintenance Fee..........................................................................................              45
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              46
   Mortality and Expense Risk and Administrative Charge............................................................              46
   Loan Fees.......................................................................................................              48
   Premium Taxes...................................................................................................              48
   Transfer Fee....................................................................................................              48
   Experience Rating under the Contracts...........................................................................              48
   Negotiated Charges and Fees.....................................................................................              48
   Charges of the Funds............................................................................................              48
   Plan Related Expenses...........................................................................................              48
THE CONTRACTS......................................................................................................              48
   The Contracts Offered...........................................................................................              48
   Assignments.....................................................................................................              49
   Pricing and Crediting of Contributions..........................................................................              49
   May I cancel my certificate?....................................................................................              49
   What is a Surrender Charge Offset?..............................................................................              49
   May I make changes in the amounts of my Contribution?...........................................................              49
   Can you transfer from one Sub-Account to another?...............................................................              49
   What is a Sub-Account Transfer?.................................................................................              50
   What Happens When you Request a Sub-Account Transfer?...........................................................              50
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              50
   Fund Trading Policies...........................................................................................              51
   How are you affected by frequent Sub-Account Transfers?.........................................................              52
   General Account Option Transfers................................................................................              52
   Telephone and Internet Transfers................................................................................              52
   Dollar Cost Averaging...........................................................................................              53
   May I request a loan from my Participant Account?...............................................................              54
   How do I know what my Participant Account is worth?.............................................................              54
   How are the underlying Fund shares valued?......................................................................              55
DEATH BENEFITS.....................................................................................................              55
   Determination of the Beneficiary................................................................................              55
   Death before the Annuity Commencement Date......................................................................              55
   Calculation of the death benefit................................................................................              55
   Death on or after the Annuity Commencement Date.................................................................              56
SETTLEMENT PROVISIONS..............................................................................................              56
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              56
   May I Surrender once Annuity Payouts have started?..............................................................              56
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              57
   What is the minimum amount that I may select for an Annuity Payout?.............................................              57
   How are Contributions made to establish an Annuity Account?.....................................................              57
   Can a Contract be suspended by a Contract Owner?................................................................              57
   Annuity Payout Options..........................................................................................              57
   Systematic Withdrawal Option....................................................................................              58
   How are Variable Annuity Payouts determined?....................................................................              59
MORE INFORMATION...................................................................................................              60
   Can a Contract be modified?.....................................................................................              60
   Can Hartford waive any rights under a Contract?.................................................................              60
   How Contracts Are Sold..........................................................................................              60
   Who is the custodian of the Separate Account's assets?..........................................................              62
   Are there any material legal proceedings affecting the Separate Account?........................................              62
   How may I get additional information?...........................................................................              62
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              63
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-5085.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


ANNUAL MAINTENANCE FEE (5)................................................................   $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)
   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................             1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.32%      15.68%+
----------------------------------------------------------------------------------------------------------------

+ The maximum rate does not reflect the contractual fee waiver received from the fund company.


     The AB Retirement Strategy Funds, the Franklin Allocation Funds, the JPMorgan SmartRetirement(R) Funds, the Hartford Asset Allocation Funds, the BlackRock LifePath(R) Retirement Funds, the MassMutual RetireSMART(SM) Funds, the Russell LifePoints(R) Strategy Funds, and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                              1 YR.      3 YRS.       5 YRS.      10 YRS.     1 YR.      3 YRS.      5 YRS.      10 YRS.
                            ---------   ---------   ---------    ---------  --------    --------    --------   ----------
1.25%.....................  $   2,151   $   4,833   $   6,926    $  10,418  $  1,735    $  4,634    $  6,856   $   10,388
1.05%.....................  $   2,131   $   4,790   $   6,874    $  10,380  $  1,715    $  4,590    $  6,803   $   10,350
0.85%.....................  $   2,112   $   4,747   $   6,822    $  10,341  $  1,694    $  4,545    $  6,751   $   10,311
0.75%.....................  $   2,102   $   4,725   $   6,796    $  10,321  $  1,684    $  4,523    $  6,724   $   10,291
0.65%.....................  $   2,092   $   4,704   $   6,769    $  10,301  $  1,674    $  4,501    $  6,697   $   10,271
0.50%.....................  $   2,078   $   4,671   $   6,729    $  10,270  $  1,658    $  4,467    $  6,657   $   10,240
0.35%.....................  $   2,063   $   4,638   $   6,689    $  10,238  $  1,643    $  4,433    $  6,616   $   10,208
0.15%.....................  $   2,043   $   4,594   $   6,635    $  10,195  $  1,623    $  4,388    $  6,561   $   10,165
0.00%.....................  $   2,029   $   4,561   $   6,594    $  10,162  $  1,607    $  4,354    $  6,520   $   10,132


MORTALITY AND EXPENSE RISK              IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                    YOUR CONTRACT
--------------------------  ---------------------------------------------
                               1 YR.     3 YRS.      5 YRS.      10 YRS.
                            ---------   --------    ---------   ---------
1.25%.....................  $   1,765   $  4,664    $  6,886    $  10,418
1.05%.....................  $   1,745   $  4,620    $  6,833    $  10,380
0.85%.....................  $   1,724   $  4,575    $  6,781    $  10,341
0.75%.....................  $   1,714   $  4,553    $  6,754    $  10,321
0.65%.....................  $   1,704   $  4,531    $  6,727    $  10,301
0.50%.....................  $   1,688   $  4,497    $  6,687    $  10,270
0.35%.....................  $   1,673   $  4,463    $  6,646    $  10,238
0.15%.....................  $   1,653   $  4,418    $  6,591    $  10,195
0.00%.....................  $   1,637   $  4,384    $  6,550    $  10,162


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY


WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                               CONTINGENT DEFERRED
                                                                                                                  SALES CHARGE
                                                                                                                 AS A PERCENTAGE
                                                                                                                 OF PARTICIPANT
                                                                                                                  ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                       SURRENDERED
-----------------------------------------------------------------------------------------------------------   --------------------
During the First Year......................................................................................            5%
During the Second Year.....................................................................................            4%
During the Third Year......................................................................................            3%
During the Fourth Year.....................................................................................            2%
During the Fifth Year......................................................................................            1%
During the Sixth Year and thereafter.......................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                  MORTALITY AND
                                                                                                                EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                          ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   -----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                          AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                   ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------     -----------------------
$0 to $19,999.99.................................................................................              $ 20
$20,000.00 to $39,999.99.........................................................................              $ 10
$40,000.00 and over..............................................................................              $  0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.




                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS


     The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.


     We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.


     Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.



                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
--------------------------------------------------------------------------------------------------------------------
   AB 2010 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB 2015 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB 2020 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB 2025 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB 2030 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB 2035 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB 2040 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB 2045 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB Discovery Growth Fund --           Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND, INC. -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB Discovery Value Fund --            Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN DISCOVERY VALUE FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB Global Bond Fund -- Class A        To generate income consistent with        ABIS - AllianceBernstein Investor
                                         preservation of capital                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN GLOBAL BOND FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   AB Global Risk Allocation Fund --     Total return consistent with reasonable   ABIS - AllianceBernstein Investor
     Class A                             risks through a combination of income     Services, Inc.
                                         and long-term growth of capital

        FORMERLY ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB Growth and Income Fund --          Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN GROWTH AND INCOME FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
--------------------------------------------------------------------------------------------------------------------
   AB Growth Fund -- Class A             Long-term growth of capital               ABIS - AllianceBernstein Investor
                                                                                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN GROWTH FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB High Income Fund -- Class A        Seeks to maximize total returns from      ABIS - AllianceBernstein Investor
                                         price appreciation and income             Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN HIGH INCOME FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB International Growth Fund --       Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB International Value Fund --        Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB Value Fund -- Class A              Long-term growth of capital               ABIS - AllianceBernstein Investor
                                                                                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN VALUE FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ Dividend Value          Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

--------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ International Value     Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

--------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ Small-Cap Value         Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

--------------------------------------------------------------------------------------------------------------------
   American Century Equity Growth        The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth by investing in common stocks      Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Equity Income        The fund seeks current income. Capital    American Century Investment
     Fund -- Class A                     appreciation is a secondary objective     Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Growth               The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth                                    Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Heritage             Seeks long-term capital growth.           American Century Investment
     Fund -- Class A                                                               Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Inflation-           The fund is a money market fund that      American Century Investment
     Adjusted Bond Fund -- Class A       seeks maximum safety and liquidity. Its   Management, Inc.
                                         secondary objective is to seek to pay
                                         shareholders the highest rate of return
                                         consistent with safety and liquidity.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   American Century Large Company        The fund seeks long-term capital          American Century Investment
     Value Fund -- Class A               growth. Income is a secondary objective.  Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Century Prime Money          The fund seeks to earn the highest level  American Century Investment
     Market Fund -- Class A+             of current income while preserving the    Management, Inc.
                                         value of your investment

----------------------------------------------------------------------------------------------------------------------
   American Century Ultra(R)             The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth                                    Management, Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
----------------------------------------------------------------------------------------------------------------------
   American Funds AMCAP                  Seeks to provide long-term growth of      Capital Research and Management
     Fund(R) -- Class R3                 capital                                   Company

----------------------------------------------------------------------------------------------------------------------
   American Funds American Balanced      The investment objectives of the fund     Capital Research and Management
     Fund(R) -- Class R3                 are: (1) conservation of capital, (2)     Company
                                         current income and (3) long-term
                                         growth of capital and income.

----------------------------------------------------------------------------------------------------------------------
   American Funds American Mutual        Strives for the balanced                  Capital Research and Management
     Fund(R) -- Class R3                 accomplishment of three objectives:       Company
                                         current income, growth of capital, and
                                         conservation of principal

----------------------------------------------------------------------------------------------------------------------
   American Funds Capital Income         The fund has two primary investment       Capital Research and Management
     Builder(R) -- Class R3              objectives. It seeks (1) to provide you   Company
                                         with a level of current income that
                                         exceeds the average yield on U.S.
                                         stocks generally and (2) to provide you
                                         with a growing stream of income over
                                         the years. The fund's secondary
                                         objective is to provide you with growth
                                         of capital.

----------------------------------------------------------------------------------------------------------------------
   American Funds Capital World          Seeks to provide long-term growth of      Capital Research and Management
     Growth and Income                   capital while providing current income.   Company
     Fund(SM) -- Class R3

----------------------------------------------------------------------------------------------------------------------
   American Funds EuroPacific            Seeks to achieve long-term growth of      Capital Research and Management
     Growth Fund(R) -- Class R3          capital.                                  Company

----------------------------------------------------------------------------------------------------------------------
   American Funds Fundamental            Seeks to provide long-term growth of      Capital Research and Management
     Investors Fund(SM) -- Class R3      capital and income.                       Company

----------------------------------------------------------------------------------------------------------------------
   American Funds New Perspective        Seeks to provide long-term growth of      Capital Research and Management
     Fund(R) -- Class R3                 capital. Future income is a secondary     Company
                                         objective

----------------------------------------------------------------------------------------------------------------------
   American Funds The Bond Fund of       Seeks to provide as high a level of       Capital Research and Management
     America(R) -- Class R3              current income as is consistent with      Company
                                         the preservation of capital.

----------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.       Capital Research and Management
     of America(R) -- Class R3                                                     Company

----------------------------------------------------------------------------------------------------------------------
   American Funds The Income Fund        Seeks to provide current income while     Capital Research and Management
     of America(R) -- Class R3           secondarily striving for capital growth.  Company

----------------------------------------------------------------------------------------------------------------------
   American Funds The Investment         Seeks to provide long-term growth of      Capital Research and Management
     Company of                          capital and income.                       Company
     America(R) -- Class R3

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   American Funds The New                Seeks to provide long-term growth of      Capital Research and Management
     Economy Fund(R) -- Class R3         capital. Current income is a secondary    Company
                                         consideration.

----------------------------------------------------------------------------------------------------------------------
   American Funds Washington Mutual      Seeks to produce income and provide       Capital Research and Management
     Investors Fund(SM) -- Class R3      an opportunity for growth of principal    Company
                                         consistent with sound common stock
                                         investing.

----------------------------------------------------------------------------------------------------------------------
   AMG Managers Cadence Mid Cap          Seeks growth of capital                   AMG Funds LLC
     Fund -- Investor Class                                                        Sub-advised by Cadence Capital
                                                                                   Management LLC

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Growth Fund                 Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Opportunity Fund            Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Rising Dividend Fund        Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   BlackRock Capital Appreciation        Seeks long-term growth of capital         BlackRock Advisors, LLC
     Fund, Inc. -- Investor A

----------------------------------------------------------------------------------------------------------------------
   BlackRock Equity Dividend Fund --     Seeks long-term total return and          BlackRock Advisors, LLC
     Investor A                          current income

----------------------------------------------------------------------------------------------------------------------
   BlackRock Flexible Equity Fund --     Seeks to achieve long-term total return   BlackRock Advisors, LLC
     Investor A

----------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation Fund,     To provide high total investment return   BlackRock Advisors, LLC
     Inc. -- Investor A                  through a fully managed investment        Sub-advised by BlackRock
                                         policy utilizing United States and        Investment Management, LLC
                                         foreign equity securities, debt and
                                         money market securities, the
                                         combination of which will be varied
                                         from time to time both with respect to
                                         types of securities and markets in
                                         response to changing market and
                                         economic trends. Total return means
                                         the combination of capital growth and
                                         investment income.

----------------------------------------------------------------------------------------------------------------------
   BlackRock Large Cap Core Fund --      To seek long-term capital growth. In      BlackRock Advisors, LLC
     Investor A                          other words, the Fund tries to choose     Sub-advised by BlackRock
                                         investments that will increase in value.  Investment Management, LLC

----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2020            To seek to provide for retirement         BlackRock Fund Advisors
     Fund -- Investor A Shares           outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2020 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2025 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2025 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2030 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2030 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2035 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2035 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2040 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2040 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2045 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2045 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2050 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2050 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2055 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2055 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Retirement      To seek to provide for retirement         BlackRock Fund Advisors
     Fund -- Investor A Shares           outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) RETIREMENT PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock Mid-Cap Growth Equity       Long-term capital appreciation            BlackRock Advisors, LLC
     Portfolio -- Investor A

----------------------------------------------------------------------------------------------------------------------
   BlackRock Mid Cap Value               To seek capital appreciation and,         BlackRock Advisors, LLC
     Opportunities Fund -- Investor A    secondarily, income, by investing in      Sub-advised by BlackRock
                                         securities, primarily equity securities   Investment Management, LLC
                                         that Fund management believes are
                                         undervalued and therefore represent
                                         an investment value.

----------------------------------------------------------------------------------------------------------------------
   BlackRock Small Cap Growth            Seek long-term capital growth. In         BlackRock Advisors, LLC
     Fund II -- Investor A               other words, the Fund tries to choose
                                         investments that will increase in value.
                                         Current income from dividends and
                                         interest will not be an important
                                         consideration in selecting portfolio
                                         securities.

----------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond        To seek to maximize total return,         BlackRock Advisors, LLC
     Portfolio -- Investor A             consistent with income generation and     Sub-advised by BlackRock Financial
                                         prudent investment management.            Management, Inc.

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                  INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                          ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
   BlackRock Value Opportunities         Seek long term growth of capital by         BlackRock Advisors, LLC
     Fund, Inc. -- Investor A            investing in a diversified portfolio of
                                         securities, primarily common stock, of
                                         relatively small companies that
                                         management of the Fund believes have
                                         special investment value and emerging
                                         growth companies regardless of size.
                                         The Fund is a "feeder" fund that invests
                                         all of its assets in a "master" portfolio,
                                         Master Value Opportunities LLC (the
                                         "Master LLC"), that has the same
                                         investment objective and strategies as
                                         the Fund. All investments will be made
                                         at the Master LLC level. This structure
                                         is sometimes called a "master/feeder"
                                         structure. The Fund's investment
                                         results will correspond directly to the
                                         investment results of the Master LLC.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
-------------------------------------------------------------------------------------------------------------------------
   BMO Mid-Cap Value Fund --             To provide capital appreciation             BMO Asset Management Corp.
     Class Y

-------------------------------------------------------------------------------------------------------------------------
   Calamos Global Equity Fund --         Long-term capital growth                    Calamos Advisors LLC
     Class A

-------------------------------------------------------------------------------------------------------------------------
   Calamos International Growth          Long-term capital growth                    Calamos Advisors LLC
     Fund -- Class A

-------------------------------------------------------------------------------------------------------------------------
   Calvert Bond Portfolio -- Class A     Seeks to provide as high a level of         Calvert Investment Management Inc.
                                         current income as is consistent with
                                         prudent investment risk and
                                         preservation of capital through
                                         investment in bonds and other straight
                                         debt securities meeting the Fund's
                                         investment criteria, including financial,
                                         sustainability and social responsibility
                                         factors

-------------------------------------------------------------------------------------------------------------------------
   Calvert Equity Portfolio -- Class A   Seeks growth of capital through             Calvert Investment Management Inc.
                                         investment in stocks of issuers in          Sub-advised by Atlanta Capital
                                         industries believed to offer                Management Company, LLC.
                                         opportunities for potential capital
                                         appreciation and which meet the
                                         Fund's investment criteria including
                                         financial, sustainability and social
                                         responsibility factors

-------------------------------------------------------------------------------------------------------------------------
   Calvert Income Fund -- Class A        Seeks to maximize income, to the            Calvert Investment Management Inc.
                                         extent consistent with preservation of
                                         capital, through investment in bonds
                                         and income-producing securities

-------------------------------------------------------------------------------------------------------------------------
   ClearBridge Aggressive Growth         Seeks capital appreciation.                 Legg Mason Partners Fund Advisor,
     Fund -- Class A                                                                 LLC
                                                                                     Sub-advised by ClearBridge
                                                                                     Investments, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
-------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   ClearBridge Aggressive Growth         Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
     Fund -- Class FI                                                              LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge All Cap Value Fund --     Seeks long-term capital growth.           Legg Mason Partners Fund Advisor,
     Class A                             Current income is a secondary             LLC
                                         consideration.                            Sub-advised by ClearBridge
                                                                                   Investments, LLC

        CLOSED TO NEW AND SUBSEQUENT CONTRIBUTIONS AND TRANSFERS OF PARTICIPANT ACCOUNT VALUES.
----------------------------------------------------------------------------------------------------------------------
   ClearBridge Appreciation Fund --      Seeks to provide long-term                Legg Mason Partners Fund Advisor,
     Class A                             appreciation of shareholder's capital.    LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge Mid Cap Core Fund --      Seeks long-term capital growth.           Legg Mason Partners Fund Advisor,
     Class A                                                                       LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
     Fund -- Class FI                                                              LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Value           Seeks long-term capital growth.           Legg Mason Partners Fund Advisor,
     Fund -- Class A                                                               LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge Value Trust -- Class FI   Seeks long-term capital growth            Legg Mason Partners Fund Advisor,
                                                                                   LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Acorn(R) Fund -- Class A     Seeks long-term capital appreciation      Columbia Wagner Asset
                                                                                   Management, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Contrarian Core Fund --      Seeks total return consisting of long-    Columbia Management Investment
     Class A                             term capital appreciation and current     Advisers, LLC
                                         income.

----------------------------------------------------------------------------------------------------------------------
   Columbia Diversified Equity Income    High level of current income, as a        Columbia Management Investment
     Fund -- Class R4                    secondary objective, steady growth of     Advisers, LLC
                                         capital

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia International                Seeks long-term growth of capital         Columbia Management Investment
     Opportunities Fund -- Class A                                                 Advisers, LLC

        FORMERLY COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND -- CLASS A
        CLOSED TO NEW AND SUBSEQUENT CONTRIBUTIONS AND TRANSFERS OF PARTICIPANT ACCOUNT VALUES.
----------------------------------------------------------------------------------------------------------------------
   Columbia Marsico 21st Century         Seeks long-term growth of capital         Columbia Management Investment
     Fund -- Class A                                                               Advisers, LLC
                                                                                   Sub-advised by Marsico Capital
                                                                                   Management, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Marsico Growth Fund --       Seeks long-term growth of capital         Columbia Management Investment
     Class A                                                                       Advisers, LLC
                                                                                   Sub-advised by Marsico Capital
                                                                                   Management, LLC

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   Columbia Mid Cap Value Fund --        Seeks long-term capital appreciation      Columbia Management Investment
     Class A                                                                       Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Multi-Advisor Small Cap      Seeks to provide shareholders with        Columbia Management Investment
     Value Fund -- Class R4              long-term capital appreciation.           Advisers, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia Seligman                     Seeks to provide shareholders with        Columbia Management Investment
     Communications and Information      capital gain                              Advisers, LLC
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------------
   Columbia Seligman Global              Seeks to provide shareholders with        Columbia Management Investment
     Technology Fund -- Class A          capital gain.                             Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Small Cap Value Fund I --    Seeks long-term capital appreciation      Columbia Management Investment
     Class A                                                                       Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Small/Mid Cap Value          Seeks to provide shareholders with        Columbia Management Investment
     Fund -- Class R4                    long-term growth of capital.              Advisers, LLC

        FORMERLY COLUMBIA MID CAP VALUE OPPORTUNITY FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Davis Financial Fund -- Class A       Long-term growth of capital               Davis Selected Advisers, L.P.
                                                                                   Sub-advised by Davis Selected
                                                                                   Advisers - NY, Inc.

----------------------------------------------------------------------------------------------------------------------
   Davis New York Venture Fund --        Long-term growth of capital               Davis Selected Advisers, L.P.
     Class A                                                                       Sub-advised by Davis Selected
                                                                                   Advisers - NY, Inc.

----------------------------------------------------------------------------------------------------------------------
   Delaware Diversified Income           Seeks maximum long-term total             Delaware Management Company
     Fund -- Class A                     return, consistent with reasonable risk.

----------------------------------------------------------------------------------------------------------------------
   Delaware Extended Duration Bond       Seeks to provide investors with total     Delaware Management Company
     Fund -- Class A                     return.

----------------------------------------------------------------------------------------------------------------------
   Deutsche Capital Growth Fund --       Seeks long-term growth of capital         Deutsche Investment Management
     Class A                                                                       Americas Inc.

        FORMERLY DWS CAPITAL GROWTH FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Deutsche CROCI(R) Equity Dividend     Seeks to achieve high rate of total       Deutsche Investment Management
     Fund -- Class A                     return                                    Americas Inc.
                                                                                   Sub-advised by Dreman Value
                                                                                   Management L.L.C.

        FORMERLY DEUTSCHE EQUITY DIVIDEND FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Deutsche Enhanced Emerging            Seeks high current income and,            Deutsche Investment Management
     Markets Fixed Income Fund --        secondarily, long-term capital            Americas Inc.
     Class A                             appreciation

        FORMERLY DWS ENHANCED EMERGING MARKETS FIXED INCOME FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Deutsche Global Growth Fund --        Long-term growth of capital               Deutsche Investment Management
     Class A                                                                       Americas Inc.

        FORMERLY DWS GLOBAL GROWTH FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Deutsche Real Estate Securities       Long-term capital appreciation and        Deutsche Investment Management
     Fund -- Class A                     current income                            Americas Inc.
                                                                                   Sub-advised by RREEF America
                                                                                   L.L.C.

        FORMERLY DWS RREEF REAL ESTATE SECURITIES FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/29/2006.
----------------------------------------------------------------------------------------------------------------------
   Domini Social Equity Fund(R) --       Seeks to provide long-term total          Wellington Management Company,
     Investor Class                      return.                                   LLP

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   Dreyfus Bond Market Index             The fund seeks to match the total         The Dreyfus Corporation
     Fund -- Class INV                   return of the Barclays Capital U.S.
                                         Aggregate Index.

--------------------------------------------------------------------------------------------------------------------
   Dreyfus Midcap Index Fund, Inc.       The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) MidCap 400 Index.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
--------------------------------------------------------------------------------------------------------------------
   Dreyfus Smallcap Stock Index Fund     The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) SmallCap 600 Index.

--------------------------------------------------------------------------------------------------------------------
   Dreyfus S&P 500 Index Fund            The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) 500 Composite Stock Price
                                         Index.

--------------------------------------------------------------------------------------------------------------------
   Eaton Vance-Atlanta Capital           To seek long-term capital growth          Boston Management & Research
     SMID-Cap Fund -- Class A                                                      Sub-advised by Atlanta Capital
                                                                                   Management Company, LLC

--------------------------------------------------------------------------------------------------------------------
   Eaton Vance Balanced Fund --          To provide current income and long-       Boston Management & Research
     Class A                             term growth of capital

--------------------------------------------------------------------------------------------------------------------
   Eaton Vance Dividend Builder          To seek total return                      Boston Management & Research
     Fund -- Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
--------------------------------------------------------------------------------------------------------------------
   Eaton Vance Income Fund of            To provide a high level of current        Boston Management & Research
     Boston -- Class A                   income

--------------------------------------------------------------------------------------------------------------------
   Eaton Vance Large-Cap Value           To seek total return                      Boston Management & Research
     Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   Eaton Vance Worldwide Health          To seek long-term capital growth by       OrbiMed Advisors LLC
     Sciences Fund -- Class A            investing in a worldwide and diversified
                                         portfolio of health sciences companies

--------------------------------------------------------------------------------------------------------------------
   Federated Clover Small Value          Seeks capital appreciation.               Federated Global Investment
     Fund -- Class A                                                               Management Corp.

--------------------------------------------------------------------------------------------------------------------
   Federated Equity Income Fund,         Seeks to provide above average            Federated Equity Management
     Inc. -- Class A                     income and capital appreciation.          Company of Pennsylvania

--------------------------------------------------------------------------------------------------------------------
   Federated Kaufmann Fund --            To provide capital appreciation           Federated Equity Management
     Class R                                                                       Company of Pennsylvania
                                                                                   Sub-advised by Federated Global
                                                                                   Investment Management Corp

--------------------------------------------------------------------------------------------------------------------
   Federated MDT Mid Cap Growth          Appreciation of capital                   Federated MDTA LLC
     Strategies Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Equity Growth     Seeks capital appreciation                Fidelity Management & Research
     Fund -- Class T                                                               Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
--------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Leveraged         Seeks capital appreciation                Fidelity Management & Research
     Company Stock Fund -- Class T                                                 Company

--------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Real Estate       Seeks above-average income and long-      SelectCo
     Fund -- Class T                     term capital growth, consistent with      Sub-advised by FMRC
                                         reasonable investment risk. The fund
                                         seeks to provide a yield that exceeds
                                         the composite yield of the S&P 500
                                         Index.

--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Stock Selector    Seeks capital appreciation                Fidelity Management & Research
     All Cap Fund -- Class T                                                       Company

-----------------------------------------------------------------------------------------------------------------------
   Franklin Conservative Allocation      The highest level of long-term total      Franklin Advisers, Inc.
     Fund -- Class A                     return that is consistent with an
                                         acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON CONSERVATIVE ALLOCATION FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Franklin Growth Allocation Fund --    The highest level of long-term total      Franklin Advisers, Inc.
     Class A                             return that is consistent with an
                                         acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON GROWTH ALLOCATION FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Franklin Growth Fund -- Class A       Capital appreciation                      Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Franklin Income Fund -- Class A       To maximize income while maintaining      Franklin Advisers, Inc.
                                         prospects for capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Franklin Moderate Allocation          The highest level of long-term total      Franklin Advisers, Inc.
     Fund -- Class A                     return that is consistent with an
                                         acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON MODERATE ALLOCATION FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Beacon Fund --        Capital appreciation, which may           Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL BEACON FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Global Discovery      Seeks capital appreciation                Franklin Mutual Advisers, LLC
     Fund -- Class A

        FORMERLY MUTUAL GLOBAL DISCOVERY FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares Fund --        Capital appreciation, which may           Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL SHARES FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value Fund --      Seeks long-term total return.             Franklin Advisory Services, LLC
     Class A

-----------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income Fund --     To earn a high level of current income.   Franklin Advisers, Inc.
     Class A                             A secondary goal is capital appreciation
                                         over the long-term.

-----------------------------------------------------------------------------------------------------------------------
   Franklin Total Return Fund --         High current income, consistent with      Franklin Advisers, Inc.
     Class A                             preservation of capital. As a secondary
                                         goal, capital appreciation over the long
                                         term.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Absolute Return         Seeks long-term total return consistent   Goldman Sachs Asset Management,
     Tracker -- Class A                  with investment results that              L.P.
                                         approximate the return and risk
                                         patterns of a diversified universe of
                                         hedge funds.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth          Seeks long-term growth of capital.        Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Government              Seeks a high level of current income,     Goldman Sachs Asset Management,
     Income Fund -- Class A              consistent with safety of principal.      L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Growth                  Seeks long-term growth of capital.        Goldman Sachs Asset Management,
     Opportunities Fund -- Class A                                                 L.P.

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Yield Fund --      Seeks a high level of current income      Goldman Sachs Asset Management,
     Class A                             and may also consider the potential for   L.P.
                                         capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Large Cap Value         Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value           Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Satellite               Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Strategies -- Class A                                                         L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Small Cap Value         Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Small/Mid Cap           Seeks long-term growth of capital.        Goldman Sachs Asset Management,
     Growth Fund -- Class A                                                        L.P.

-----------------------------------------------------------------------------------------------------------------------
   Hartford Balanced Income Fund --      Seeks to provide current income with      Hartford Funds Management
     Class R4                            growth of capital as a secondary          Company, LLC
                                         objective.                                Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED INCOME FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation         Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation         Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class R5                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Conservative Allocation      Seeks current income and long-term        Hartford Funds Management
     Fund -- Class R4                    capital appreciation.                     Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Conservative Allocation      Seeks current income and long-term        Hartford Funds Management
     Fund -- Class R5                    capital appreciation.                     Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth          Seeks a high level of current income      Hartford Funds Management
     Fund -- Class R4                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2010.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Global All-Asset Fund --     Seeks to provide long-term total          Hartford Funds Management
     Class R4                            return.                                   Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GLOBAL ALL-ASSET FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Allocation            Seeks long-term capital appreciation.     Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC

        FORMERLY THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Allocation            Seeks long-term capital appreciation.     Hartford Funds Management
     Fund -- Class R5                                                              Company, LLC

        FORMERLY THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities         Seeks capital appreciation.               Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford Healthcare Fund --           Seeks long-term capital appreciation      Hartford Funds Management
     Class R4                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HEALTHCARE FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford High Yield Fund --           Seeks to provide high current income,     Hartford Funds Management
     Class R4                            and long-term total return                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HIGH YIELD FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Inflation Plus Fund --       Seeks a total return that exceeds the     Hartford Funds Management
     Class R4                            rate of inflation over an economic cycle  Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INFLATION PLUS FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford International Small          Seeks capital appreciation                Hartford Funds Management
     Company Fund -- Class R4                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford MidCap Value                 Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD MIDCAP VALUE FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Moderate Allocation          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R4                    and income.                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED ALLOCATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Moderate Allocation          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R5                    and income.                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED ALLOCATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford Small Company                Seeks growth of capital                   Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD SMALL COMPANY FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond            Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class R4                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond            Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class R5                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------
   Invesco American Franchise            Seeks long-term capital appreciation.     Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco American Value Fund --        Seeks to provide a high total return      Invesco Advisers, Inc.
     Class A                             through growth of capital and current
                                         income.

----------------------------------------------------------------------------------------------------------------
   Invesco Comstock Fund -- Class A      Seeks capital growth and income.          Invesco Advisers, Inc.

----------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

----------------------------------------------------------------------------------------------------------------
   Invesco European Growth Fund --       Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Growth and Income             Seeks income and long-term growth of      Invesco Advisers, Inc.
     Fund -- Class A                     capital.

----------------------------------------------------------------------------------------------------------------
   Invesco International Growth          Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Mid Cap Core Equity           Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
----------------------------------------------------------------------------------------------------------------
   Invesco Mid Cap Growth Fund --        Seeks capital growth.                     Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Real Estate Fund -- Class A   Seeks total return through capital        Invesco Advisers, Inc.
                                         growth and current income.

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Discovery           Seeks capital appreciation.               Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Equity Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Growth Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Value Fund --       Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Value Opportunities           Total return through growth of capital    Invesco Advisers, Inc.
     Fund -- Class A                     and total income.

----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------
   Ivy Asset Strategy Fund -- Class Y    To seek to provide total return.           Ivy Investment Management
                                                                                    Company

------------------------------------------------------------------------------------------------------------------
   Ivy Global Natural Resources          Seeks capital growth and appreciation.     Ivy Investment Management
     Fund -- Class Y                                                                Company

------------------------------------------------------------------------------------------------------------------
   Ivy Large Cap Growth Fund --          To seek to provide growth of capital.      Ivy Investment Management
     Class Y                                                                        Company

------------------------------------------------------------------------------------------------------------------
   Ivy Science & Technology Fund --      To seek to provide growth of capital.      Ivy Investment Management
     Class Y                                                                        Company

------------------------------------------------------------------------------------------------------------------
   Janus Balanced Fund -- Class S        Seeks long-term capital growth,            Janus Capital Management LLC
                                         consistent with preservation of capital
                                         and balanced by current income

------------------------------------------------------------------------------------------------------------------
   Janus Enterprise Fund -- Class S      Seeks long-term growth of capital          Janus Capital Management LLC

------------------------------------------------------------------------------------------------------------------
   Janus Flexible Bond Fund -- Class S   Seeks to obtain maximum total return,      Janus Capital Management LLC
                                         consistent with preservation of capital

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
------------------------------------------------------------------------------------------------------------------
   Janus Forty Fund -- Class S           Seeks long-term growth of capital          Janus Capital Management LLC

------------------------------------------------------------------------------------------------------------------
   Janus Overseas Fund -- Class S        Seeks long-term growth of capital          Janus Capital Management LLC

------------------------------------------------------------------------------------------------------------------
   JPMorgan Core Bond Fund --            Seeks to maximize total return by          JPMorgan Investment Advisors
     Class A                             investing primarily in a diversified
                                         portfolio of intermediate- and long-
                                         term debt securities

------------------------------------------------------------------------------------------------------------------
   JPMorgan Large Cap Growth             Seeks long-term capital appreciation.      JPMorgan Investment Advisors
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Equity Fund --     Seeks capital growth over the long         JPMorgan Investment Advisors
     Class A                             term

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 10/9/2009.
------------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Growth             Seeks long-term capital growth             JPMorgan Investment Advisors
     Fund -- Class A                     primarily by investing in a portfolio of
                                         equity securities of small-capitalization
                                         and emerging growth companies

------------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Value Fund         Seeks long-term capital growth             JPMorgan Investment Advisors
     -- Class A                          primarily by investing in a portfolio of
                                         equity securities of small-capitalization
                                         companies

------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2015      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2020      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2025      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2030      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2035      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2040      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2045      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2050      Seeks total return with a shift to        JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2055      The fund seeks total return with a shift  JPMorgan Investment Advisors
     Fund -- Class A                     to current income and some capital
                                         appreciation over time as the fund
                                         approaches and passes the target
                                         retirement date.

--------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R)           Seeks current income and some capital     JPMorgan Investment Advisors
     Income Fund -- Class A              appreciation

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Growth Fund              Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Value Fund               Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------
   Loomis Sayles Bond Fund --            High total investment return through a    Loomis, Sayles & Company, L.P.
     Class ADM                           combination of current income and
                                         capital appreciation

--------------------------------------------------------------------------------------------------------------------
   Lord Abbett Affiliated Fund, Inc. --  Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
     Class A                             income without excessive fluctuations
                                         in market value.

--------------------------------------------------------------------------------------------------------------------
   Lord Abbett Bond-Debenture            Seeks high current income and the         Lord, Abbett & Co. LLC
     Fund, Inc. -- Class A               opportunity for capital appreciation to
                                         produce a high total return.

--------------------------------------------------------------------------------------------------------------------
   Lord Abbett Calibrated Dividend       Seeks current income and capital          Lord, Abbett & Co. LLC
     Growth Fund -- Class A              appreciation.

--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------
   Lord Abbett Developing Growth         Seeks long-term growth of capital         Lord, Abbett & Co. LLC
     Fund -- Class A                     through a diversified and actively
                                         managed portfolio consisting of
                                         developing growth companies, many of
                                         which are traded over the counter.

------------------------------------------------------------------------------------------------------------------
   Lord Abbett Fundamental Equity        Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
     Fund -- Class A                     income without excessive fluctuations
                                         in market value.

------------------------------------------------------------------------------------------------------------------
   Lord Abbett International Core        Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Equity Fund -- Class A

------------------------------------------------------------------------------------------------------------------
   Lord Abbett Value Opportunities       Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------
   Massachusetts Investors Trust --      Seeks capital appreciation                MFS Investment Management
     Class R3

------------------------------------------------------------------------------------------------------------------
   MassMutual Premier Disciplined        Seeks to outperform the total return      MML Investment Advisers, LLC
     Growth Fund -- Class R4             performance of its benchmark index,       Sub-advised by Babson Capital
                                         the Russell 1000(R) Growth Index, while   Management LLC
                                         maintaining risk characteristics similar
                                         to those of the benchmark.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2010       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2010       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class SVC                   return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2015       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2020       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2020       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class SVC                   return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2025       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2030       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2030       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class SVC                   return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2035       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2040       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2045       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2050       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2055       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class R4         return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class SVC        return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Blue Chip           Seeks growth of capital over the long     MML Investment Advisers, LLC
     Growth Fund -- Class R4             term.                                     Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Loomis, Sayles &
                                                                                   Company, L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Diversified Value   Seeks to achieve long-term growth of      MML Investment Advisers, LLC
     Fund -- Class R4                    capital and income by investing           Sub-advised by Brandywine Global
                                         primarily in a diversified portfolio of   Investment Management,
                                         equity securities of larger, well-        LLC/Loomis, Sayles & Company, L.P.
                                         established companies.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Focused Value       Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Fund -- Class R4                    term.                                     Sub-advised by Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Fundamental         Seeks long-term total return.             MML Investment Advisers, LLC
     Value Fund -- Class R4                                                        Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Growth              Seeks long-term capital appreciation.     MML Investment Advisers, LLC
     Opportunities Fund -- Class R4                                                Sub-advised by Sands Capital
                                                                                   Management, LLC/Jackson Square
                                                                                   Partners, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Mid Cap Growth      Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Equity II Fund -- Class R4          term.                                     Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Frontier Capital
                                                                                   Management Company, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Overseas            Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Fund -- Class R4                    term by investing in foreign equity       Sub-advised by J.P. Morgan
                                         securities.                               Investment Management
                                                                                   Inc./Massachusetts Financial Services
                                                                                   Company/Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Strategic Bond      Seeks a superior total rate of return by  MML Investment Advisers, LLC
     Fund -- Class R4                    investing in fixed income instruments.    Sub-advised by Western Asset
                                                                                   Management Company/Western
                                                                                   Asset Management Company
                                                                                   Limited

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Total Return        Seeks maximum total return,               MML Investment Advisers, LLC
     Bond Fund -- Class R4               consistent with preservation of capital   Sub-advised by Metropolitan West
                                         and prudent investment management.        Asset Management, LLC

        FORMERLY MASSMUTUAL SELECT PIMCO TOTAL RETURN FUND -- CLASS R4
------------------------------------------------------------------------------------------------------------------------
   MFS(R) Core Equity                    Seeks capital appreciation                MFS Investment Management
     Fund -- Class R3

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Government Securities Fund     Seeks total return with an emphasis on     MFS Investment Management
     -- Class R3                         current income, but also considering
                                         capital appreciation

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Fund -- Class R3        Seeks capital appreciation                 MFS Investment Management

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) International New Discovery    Seeks capital appreciation                 MFS Investment Management
     Fund -- Class R3

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/1/2006.
-------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Fund --    Seeks capital appreciation                 MFS Investment Management
     Class R3

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Fund --          Seeks capital appreciation                 MFS Investment Management
     Class R3

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Research International         Seeks capital appreciation                 MFS Investment Management
     Fund -- Class R3

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Technology Fund -- Class R3    Seeks capital appreciation                 MFS Investment Management

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Total Return Bond Fund --      Seeks total return with an emphasis on     MFS Investment Management
     Class R3                            current income, but also considering
                                         capital appreciation

        FORMERLY MFS(R) RESEARCH BOND FUND -- CLASS R3
-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Total Return Fund --           Seeks total return                         MFS Investment Management
     Class R3

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Utilities Fund -- Class R3     Seeks total return                         MFS Investment Management

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Fund -- Class R3         Seeks capital appreciation                 MFS Investment Management

-------------------------------------------------------------------------------------------------------------------------
   MM MSCI EAFE(R) International         Seeks to provide investment results        MML Investment Advisers, LLC
     Index Fund -- Class R4              approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the MSCI EAFE(R) Index.

-------------------------------------------------------------------------------------------------------------------------
   MM Russell 2000(R) Small Cap Index    Seeks to provide investment results        MML Investment Advisers, LLC
     Fund -- Class R4                    approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Russell 2000(R) Index.

-------------------------------------------------------------------------------------------------------------------------
   MM S&P 500(R) Index Fund --           Seeks to approximate as closely as         MML Investment Advisers, LLC
     Class R4                            practicable (before fees and expenses)     Sub-advised by Northern Trust
                                         the capitalization-weighted total rate of  Investments, Inc.
                                         return of that portion of the U.S.
                                         market for publicly-traded common
                                         stocks composed of larger-capitalized
                                         companies.

-------------------------------------------------------------------------------------------------------------------------
   MM S&P(R) Mid Cap Index Fund --       Seeks to provide investment results        MML Investment Advisers, LLC
     Class R4                            approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Standard & Poor's
                                         MidCap 400(R) Index (S&P MidCap 400
                                         Index).

-------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by       Neuberger Berman Management LLC
     Responsive Fund -- Class A          investing primarily in securities of       Sub-advised by Neuberger Berman
                                         companies that meet the Fund's             LLC
                                         financial criteria and social policy

-------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Nuveen Santa Barbara Dividend         To seek an attractive total return        Nuveen Fund Advisors
     Growth Fund -- Class A              comprised of income from dividends        Sub-advised by Santa Barbara Asset
                                         and long-term capital appreciation.       Management, LLC

-----------------------------------------------------------------------------------------------------------------------
   Nuveen Small Cap Index Fund --        Track Russell 2000 Index performance      Nuveen Fund Advisors
     Class A                                                                       Sub-advised by Nuveen Asset
                                                                                   Management, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
-----------------------------------------------------------------------------------------------------------------------
   Nuveen Tradewinds International       Long-term capital appreciation            Nuveen Fund Advisors
     Value -- Class A                                                              Sub-advised by Santa Barbara Asset
                                                                                   Management, LLC

-----------------------------------------------------------------------------------------------------------------------
   Oak Ridge Small Cap Growth            Seeks to provide capital appreciation     Oak Ridge Investments, LLC
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Income            Seeks total return                        OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Equity Fund --            Seeks capital appreciation                OFI Global Asset Management, Inc.
     Class A                                                                       Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Equity Income             Provide total return potential by         OFI Global Asset Management, Inc.
     Fund -- Class A                     investing in dividend-paying stocks.      Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Fund --            Seeks capital appreciation                OFI Global Asset Management, Inc.
     Class A                                                                       Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Strategic          Seeks total return                        OFI Global Asset Management, Inc.
     Income Fund -- Class A                                                        Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Gold & Special            To seek capital appreciation              OFI Global Asset Management, Inc.
     Minerals Fund -- Class A                                                      Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Bond        Seeks total return                        OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer International             The Fund seeks to achieve high total      OFI Global Asset Management, Inc.
     Diversified Fund -- Class A         return through both capital               Sub-advised by OppenheimerFunds,
                                         appreciation and income.                  Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth      Seeks capital appreciation                OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street               Seeks capital appreciation                OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                            Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Mid Cap       Seeks capital appreciation.               OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                            Sub-advised by OppenheimerFunds,
                                                                                   Inc.

        FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID- CAP FUND(R) -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Select        Seeks capital appreciation                OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                            Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Real Estate Fund --       Seeks total return                         OFI Global Asset Management, Inc.
     Class A                                                                        Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Rising Dividends          Seeks total return                         OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Small- & Mid- Cap         This Fund invests primarily in small and   OFI Global Asset Management, Inc.
     Value Fund -- Class A               mid-size company stocks that the           Sub-advised by OppenheimerFunds,
                                         portfolio manager believes are trading     Inc.
                                         at a discount relative to their potential
                                         earnings power.

------------------------------------------------------------------------------------------------------------------------
   Perkins Mid Cap Value Fund --         Seeks capital appreciation                 Janus Capital Management LLC
     Class S                                                                        Sub-advised by Perkins Investment
                                                                                    Management LLC

------------------------------------------------------------------------------------------------------------------------
   PIMCO Emerging Markets Bond           Seeks maximum total return,                Pacific Investment Management
     Fund -- Class A                     consistent with preservation of capital    Company LLC
                                         and prudent investment management

------------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Fund --             Seeks maximum real return, consistent      Pacific Investment Management
     Class A                             with preservation of capital and           Company LLC
                                         prudent investment management

------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Fund --            Seeks maximum total return,                Pacific Investment Management
     Class A                             consistent with preservation of capital    Company LLC
                                         and prudent investment management

------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return III Fund --        Seeks maximum total return,                Pacific Investment Management
     Class Admin                         consistent with preservation of capital    Company LLC
                                         and prudent investment management

------------------------------------------------------------------------------------------------------------------------
   Pioneer Emerging Markets Fund --      Long-term capital growth                   Pioneer Investment Management,
     Class A                                                                        Inc.

------------------------------------------------------------------------------------------------------------------------
   Pioneer Equity Income Fund --         Current income and long-term growth        Pioneer Investment Management,
     Class A                             of capital consisting primarily of income  Inc.
                                         producing equity securities of U.S.
                                         corporations.

------------------------------------------------------------------------------------------------------------------------
   Pioneer Fundamental Growth            Long-term capital growth                   Pioneer Investment Management,
     Fund -- Class A                                                                Inc.

------------------------------------------------------------------------------------------------------------------------
   Pioneer Fund -- Class A               Reasonable income and capital growth.      Pioneer Investment Management,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Pioneer High Yield Fund -- Class A    Maximize total return through a            Pioneer Investment Management,
                                         combination of income and capital          Inc.
                                         appreciation

------------------------------------------------------------------------------------------------------------------------
   Pioneer Mid Cap Value Fund --         Capital appreciation by investing in a     Pioneer Investment Management,
     Class A                             diversified portfolio of securities        Inc.
                                         consisting primarily of common stocks

------------------------------------------------------------------------------------------------------------------------
   Pioneer Select Mid Cap Growth         Long-term capital growth                   Pioneer Investment Management,
     Fund -- Class A                                                                Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/1/2009.
------------------------------------------------------------------------------------------------------------------------
   Pioneer Strategic Income Fund --      A high level of current income             Pioneer Investment Management,
     Class A                                                                        Inc.

------------------------------------------------------------------------------------------------------------------------
   Prudential Jennison 20/20 Focus       Long-term growth of capital                Prudential Investments LLC
     Fund -- Class A                                                                Sub-advised by Jennison Associates
                                                                                    LLC

------------------------------------------------------------------------------------------------------------------------

                                                       INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                         OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Mid-Cap            Long-term capital appreciation            Prudential Investments LLC
     Growth Fund, Inc. -- Class A                                                   Sub-advised by Jennison Associates
                                                                                    LLC

-----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Natural            Long-term growth of capital               Prudential Investments LLC
     Resources Fund, Inc. -- Class A                                                Sub-advised by Jennison Associates
                                                                                    LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam Equity Income Fund --           Capital growth and current income         Putnam Investment Management,
     Class A                                                                        LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam International Capital           Long-term capital appreciation            Putnam Investment Management,
     Opportunities Fund -- Class A                                                  LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam Investors Fund -- Class A       Long-term growth of capital and any       Putnam Investment Management,
                                          increased income that results from this   LLC
                                          growth.

-----------------------------------------------------------------------------------------------------------------------
   Putnam Multi-Cap Growth Fund --        Long-term capital appreciation            Putnam Investment Management,
     Class A                                                                        LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam Small Cap Growth Fund --        Capital appreciation                      Putnam Investment Management,
     Class A                                                                        LLC

-----------------------------------------------------------------------------------------------------------------------
   RidgeWorth Large Cap Value Equity      Seeks to provide a high level of capital  RidgeWorth Investments
     Fund -- Class A                      appreciation. As a secondary goal, the    Sub-advised by Ceredex Value
                                          Fund also seeks to provide current        Advisors LLC
                                          income.

-----------------------------------------------------------------------------------------------------------------------
   RidgeWorth Mid-Cap Value Equity        Seeks to provide capital appreciation.    RidgeWorth Investments
     Fund -- Class A                      As a secondary goal, the Fund also        Sub-advised by Ceredex Value
                                          seeks to provide current income.          Advisors LLC

-----------------------------------------------------------------------------------------------------------------------
   RidgeWorth Small Cap Value Equity      Seeks to provide capital appreciation.    RidgeWorth Investments
     Fund -- Class A                      As a secondary goal, the Fund also        Sub-advised by Ceredex Value
                                          seeks to provide current income.          Advisors LLC

-----------------------------------------------------------------------------------------------------------------------
   Royce Total Return Fund -- Class K     Long-term growth of capital and           Royce & Associates, LLC
                                          current income

-----------------------------------------------------------------------------------------------------------------------
   Royce Value Fund -- Class K            Long-term growth of capital               Royce & Associates, LLC

-----------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Balanced         Seeks to provide above average long       Russell Investment Management
     Strategy Fund -- Class R4            term capital appreciation and a           Company (RIMCo)
                                          moderate level of current income.

        FORMERLY RUSSELL LIFEPOINTS(R) BALANCED STRATEGY FUND -- CLASS R2
-----------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Conservative     Seeks to provide current income and       Russell Investment Management
     Strategy Fund -- Class R4            capital preservation, and as a            Company (RIMCo)
                                          secondary objective, long term capital
                                          appreciation.

        FORMERLY RUSSELL LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND -- CLASS R2
-----------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Equity Growth    Seeks to provide high long term capital   Russell Investment Management
     Strategy Fund -- Class R4            appreciation.                             Company (RIMCo)

        FORMERLY RUSSELL LIFEPOINTS(R) EQUITY GROWTH STRATEGY FUND -- CLASS R2
-----------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Growth Strategy  Seeks to provide high long term capital   Russell Investment Management
     Fund -- Class R4                     appreciation, and as a secondary          Company (RIMCo)
                                          objective, current income.

        FORMERLY RUSSELL LIFEPOINTS(R) GROWTH STRATEGY FUND -- CLASS R2
-----------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Moderate         Seeks to provide current income and       Russell Investment Management
     Strategy Fund -- Class R4            moderate long term capital                Company (RIMCo)
                                          appreciation.

        FORMERLY RUSSELL LIFEPOINTS(R) MODERATE STRATEGY FUND -- CLASS R2
-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets          Long-term capital appreciation.            Templeton Asset Management Ltd.
     Trust -- Class A

-------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Fund -- Class A     Long-term capital growth.                  Templeton Global Advisors Limited

-------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond Fund --         Current income with capital                Franklin Advisers, Inc.
     Class A                             appreciation and growth of income.

-------------------------------------------------------------------------------------------------------------------------
   Templeton Global Opportunities        Long-term capital growth.                  Templeton Investment Counsel, LLC
     Trust -- Class A

-------------------------------------------------------------------------------------------------------------------------
   Templeton Growth Fund, Inc. --        Long-term capital growth.                  Templeton Global Advisors Limited
     Class A

-------------------------------------------------------------------------------------------------------------------------
   Thornburg Core Growth Fund --         Long-term growth of capital                Thornburg Investment Management,
     Class R3                                                                       Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
-------------------------------------------------------------------------------------------------------------------------
   Thornburg Core Growth Fund --         Long-term growth of capital                Thornburg Investment Management,
     Class R4                                                                       Inc.

-------------------------------------------------------------------------------------------------------------------------
   Thornburg International Value         Long-term capital appreciation             Thornburg Investment Management,
     Fund -- Class R3                                                               Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
-------------------------------------------------------------------------------------------------------------------------
   Thornburg International Value         Long-term capital appreciation             Thornburg Investment Management,
     Fund -- Class R4                                                               Inc.

-------------------------------------------------------------------------------------------------------------------------
   Thornburg Value Fund -- Class R3      Long-term capital appreciation             Thornburg Investment Management,
                                                                                    Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2009.
-------------------------------------------------------------------------------------------------------------------------
   Thornburg Value Fund -- Class R4      Long-term capital appreciation             Thornburg Investment Management,
                                                                                    Inc.

-------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Bond Index Fund --          Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly from current income, by
                                         primarily investing in a portfolio of
                                         fixed-income securities that is designed
                                         to produce a return that corresponds
                                         with the total return of the U.S.
                                         investment-grade bond market based
                                         on a broad bond index.

-------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Equity Index Fund --        Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities selected
                                         to track the overall U.S. equity markets
                                         based on a market index.

-------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Growth            Seeks a favorable long-term total          Teachers Advisors, Inc.
     Index Fund -- Retirement Class      return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic growth companies based on
                                         a market index.

-------------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Value Index       Seeks a favorable long-term total          Teachers Advisors, Inc.
     Fund -- Retirement Class            return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic value companies based on a
                                         market index.

-------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------
   Timothy Plan Large/Mid-Cap Value      Long-term growth of capital, with         Timothy Partners, Ltd
     Fund -- Class A                     secondary objective of current income.    Sub-advised by Westwood
                                                                                   Management Corp

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Equity Income           Seeks a high level of dividend income     T. Rowe Price Associates, Inc.
     Fund -- Class R                     and long-term capital growth primarily
                                         through investments in stocks.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Growth Stock Fund,      Seeks long-term capital growth            T. Rowe Price Associates, Inc.
     Inc. -- Class R                     through investments in stocks.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2010         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2020         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2030         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2040         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2050         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement Balanced     Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

        FORMERLY T. ROWE PRICE RETIREMENT INCOME FUND -- R CLASS
-------------------------------------------------------------------------------------------------------------------
   UBS Dynamic Alpha Fund --             Seeks to maximize total return,           UBS Global Asset Management
     Class A                             consisting of capital appreciation and    (Americas) Inc.
                                         current income

-------------------------------------------------------------------------------------------------------------------
   UBS Global Allocation Fund --         Seeks to maximize total return,           UBS Global Asset Management
     Class A                             consisting of capital appreciation and    (Americas) Inc.
                                         current income

-------------------------------------------------------------------------------------------------------------------
   UBS U.S. Allocation Fund --           Seeks to maximize total return,           UBS Global Asset Management
     Class A                             consisting of long-term capital           (Americas) Inc.
                                         appreciation and current income

-------------------------------------------------------------------------------------------------------------------
   Victory Diversified Stock Fund --     Provide long-term growth of capital       Victory Capital Management Inc.
     Class A

-------------------------------------------------------------------------------------------------------------------
   Victory Munder Mid-Cap Core           Provide long-term capital appreciation.   Victory Capital Management Inc.
     Growth Fund -- Class A

-------------------------------------------------------------------------------------------------------------------
   Victory Special Value Fund --         Long-term growth of capital and           Victory Capital Management Inc.
     Class A                             dividend income

-------------------------------------------------------------------------------------------------------------------
   Victory Sycamore Established Value    Seeks long term capital growth by         Victory Capital Management Inc.
     Fund -- Class A                     investing primarily in common stocks

        FORMERLY VICTORY ESTABLISHED VALUE FUND -- CLASS A
-------------------------------------------------------------------------------------------------------------------
   Victory Sycamore Small Company        Provide capital appreciation              Victory Capital Management Inc.
     Opportunity Fund -- Class A

        FORMERLY VICTORY SMALL COMPANY OPPORTUNITY FUND -- CLASS A
-------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Asset           Seeks long-term total return, consisting  Wells Fargo Funds Management, LLC
     Allocation Fund -- Class A          of capital appreciation and current       Sub-advised by Grantham, Mayo,
                                         income.                                   Van Otterloo & Co. (GMO)

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Core Bond       Seeks total return, consisting of income  Wells Fargo Funds Management, LLC
     Fund -- Class A                     and capital appreciation.                 Sub-advised by Wells Capital
                                                                                   Management, Inc.

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Emerging        Seeks long-term capital appreciation      Wells Fargo Funds Management, LLC
     Markets Equity Fund -- Class A                                                Sub-advised by Wells Capital
                                                                                   Management, Inc.

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage International   Seeks long-term capital appreciation.     Wells Fargo Funds Management, LLC
     Equity Fund -- Class A                                                        Sub-advised by Wells Capital
                                                                                   Management, Inc.

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Utility and     Seeks total return, consisting of income  Wells Fargo Funds Management, LLC
     Telecommunications Fund --          and capital appreciation.                 Sub-advised by Crow Point Partners,
     Class A                                                                       LLC

------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
ALGER INSTITUTIONAL FUNDS
------------------------------------------------------------------------------------------------------------------------
   Alger Capital Appreciation            Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Institutional Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
   Alger Mid Cap Growth Institutional    Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
   Alger Small Cap Growth                Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Institutional Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
------------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities         Seeks capital appreciation.               Hartford Funds Management
     HLS Fund -- Class IB                                                          Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   Hartford SmallCap Growth HLS          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IB                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   Hartford Disciplined Equity HLS       Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
------------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IB                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Hartford Global Growth HLS            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
---------------------------------------------------------------------------------------------------------------------
   Hartford Healthcare HLS Fund --       Seeks long-term capital appreciation.     Hartford Funds Management
     Class IB                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital                   Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IB                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IB                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Value HLS Fund --            Seeks long-term total return              Hartford Funds Management
     Class IB                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IB      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


      For Example:


           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.



      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.



      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.




                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      - death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      - severance from employment with the Employer,

      - attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................           1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.


      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.



      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").



      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

      Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2014, and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.

      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.


      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
APPENDIX I -- ACCUMULATION UNIT VALUES.......................................................................    APP I-1
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                   APPENDIX I -- ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING ALL CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.766  $   18.760  $ 17.119   $ 17.337
Accumulation unit value at end of period..................................  $   21.397  $   20.766  $ 18.760   $ 17.118
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.551  $   17.884  $ 16.525   $ 16.997
Accumulation unit value at end of period..................................  $   19.895  $   19.551  $ 17.884   $ 16.525
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          0
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.937  $   19.367  $ 17.498   $ 17.798
Accumulation unit value at end of period..................................  $   22.611  $   21.937  $ 19.367   $ 17.497
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.654  $   18.463  $ 16.891   $ 17.588
Accumulation unit value at end of period..................................  $   21.024  $   20.654  $ 18.463   $ 16.891
Number of accumulation units outstanding at end of period (in thousands)..           4           3         9          9

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-1

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.905  $   19.822  $ 17.836   $ 18.198
Accumulation unit value at end of period..................................  $   23.646  $   22.905  $ 19.822   $ 17.836
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.565  $   18.897  $ 17.218   $ 18.170
Accumulation unit value at end of period..................................  $   21.986  $   21.565  $ 18.897   $ 17.218
Number of accumulation units outstanding at end of period (in thousands)..          10           9        15         13
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   23.904  $   20.221  $ 18.070   $ 18.469
Accumulation unit value at end of period..................................  $   24.694  $   23.904  $ 20.221   $ 18.070
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.506  $   19.277  $ 17.444   $ 18.645
Accumulation unit value at end of period..................................  $   22.961  $   22.506  $ 19.277   $ 17.444
Number of accumulation units outstanding at end of period (in thousands)..           9           8         7          8
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.370  $   20.170  $ 17.876   $ 18.340
Accumulation unit value at end of period..................................  $   25.240  $   24.370  $ 20.170   $ 17.876
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.944  $   19.229  $ 17.256   $ 18.673
Accumulation unit value at end of period..................................  $   23.468  $   22.944  $ 19.229   $ 17.256
Number of accumulation units outstanding at end of period (in thousands)..          10           9         7          7
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.549  $   20.012  $ 17.652   $ 18.173
Accumulation unit value at end of period..................................  $   25.469  $   24.549  $ 20.012   $ 17.652
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.113  $   19.079  $ 17.040   $ 18.619
Accumulation unit value at end of period..................................  $   23.681  $   23.113  $ 19.079   $ 17.040
Number of accumulation units outstanding at end of period (in thousands)..           7           6         5          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-2

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.758  $   19.951  $ 17.552   $ 18.071
Accumulation unit value at end of period..................................  $   25.770  $   24.758  $ 19.951   $ 17.552
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.310  $   19.020  $ 16.943   $ 18.591
Accumulation unit value at end of period..................................  $   23.962  $   23.310  $ 19.020   $ 16.943
Number of accumulation units outstanding at end of period (in thousands)..           5           3         2          1
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.813  $   19.939  $ 17.449   $ 18.014
Accumulation unit value at end of period..................................  $   25.809  $   24.813  $ 19.939   $ 17.449
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.361  $   19.009  $ 16.844   $ 18.552
Accumulation unit value at end of period..................................  $   23.998  $   23.361  $ 19.009   $ 16.843
Number of accumulation units outstanding at end of period (in thousands)..           5           3         1          1
ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.166  $   13.121  $ 11.442   $ 11.661
Accumulation unit value at end of period..................................  $   18.668  $   18.166  $ 13.121   $ 11.442
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.520  $   14.275  $ 12.605   $ 12.316
Accumulation unit value at end of period..................................  $   19.810  $   19.520  $ 14.275   $ 12.605
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          3
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.331  $   12.630  $ 10.698   $ 10.721
Accumulation unit value at end of period..................................  $   18.824  $   17.331  $ 12.630   $ 10.698
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.146  $   11.914  $ 10.219   $ 11.297
Accumulation unit value at end of period..................................  $   17.319  $   16.146  $ 11.914   $ 10.219
Number of accumulation units outstanding at end of period (in thousands)..          16          17        18         20

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.967  $  6.178   $ 12.153  $  10.999
Accumulation unit value at end of period..................................  $ 12.316  $  8.967   $  6.178  $  12.153
Number of accumulation units outstanding at end of period (in thousands)..         2         2          0          -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.041  $  6.456   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 11.297  $  9.041   $  6.456  $       -
Number of accumulation units outstanding at end of period (in thousands)..        12         6          1          -


                                   APP I-3

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.994  $   11.236  $ 10.498   $ 10.393
Accumulation unit value at end of period..................................  $   11.755  $   10.994  $ 11.236   $ 10.498
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.605  $   10.975  $ 10.382   $ 10.167
Accumulation unit value at end of period..................................  $   11.199  $   10.605  $ 10.975   $ 10.382
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.802  $   13.812  $ 11.913   $ 11.829
Accumulation unit value at end of period..................................  $   14.817  $   13.802  $ 13.812   $ 11.913
Number of accumulation units outstanding at end of period (in thousands)..           1           -         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.455  $   14.647  $ 12.792   $ 12.177
Accumulation unit value at end of period..................................  $   15.325  $   14.455  $ 14.647   $ 12.792
Number of accumulation units outstanding at end of period (in thousands)..           5           5         5          4
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.045  $    9.222  $  8.177   $  8.564
Accumulation unit value at end of period..................................  $   12.693  $   12.045  $  9.222   $  8.177
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.836  $    8.401  $  7.543   $  9.081
Accumulation unit value at end of period..................................  $   11.278  $   10.836  $  8.401   $  7.542
Number of accumulation units outstanding at end of period (in thousands)..           2           3         4          3
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.724  $   10.220  $  8.695   $  8.635
Accumulation unit value at end of period..................................  $   14.936  $   13.724  $ 10.220   $  8.695
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.525  $   11.707  $ 10.085   $  9.673
Accumulation unit value at end of period..................................  $   16.687  $   15.525  $ 11.707   $ 10.085
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.050  $  9.393   $ 13.408  $  11.536
Accumulation unit value at end of period..................................  $ 12.177  $ 11.050   $  9.393  $  13.408
Number of accumulation units outstanding at end of period (in thousands)..         4         4          6          7
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.486  $  6.451   $ 13.743  $  14.009
Accumulation unit value at end of period..................................  $  9.081  $  8.486   $  6.451  $  13.743
Number of accumulation units outstanding at end of period (in thousands)..         3         1          1          1
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.657  $  8.425   $ 12.391  $  12.417
Accumulation unit value at end of period..................................  $  9.673  $  8.657   $  8.425  $  12.391
Number of accumulation units outstanding at end of period (in thousands)..         0         4          3          0


                                   APP I-4

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.049  $   10.530  $  9.291   $  9.331
Accumulation unit value at end of period..................................  $   15.860  $   14.049  $ 10.530   $  9.291
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.451  $   11.727  $ 10.477   $ 10.500
Accumulation unit value at end of period..................................  $   17.227  $   15.451  $ 11.727   $ 10.477
Number of accumulation units outstanding at end of period (in thousands)..           -           0        (0)        (0)
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.647  $   11.861  $ 10.002   $ 10.030
Accumulation unit value at end of period..................................  $   13.056  $   12.647  $ 11.861   $ 10.002
Number of accumulation units outstanding at end of period (in thousands)..           -          11         8          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.200  $   11.586  $  9.892   $ 10.263
Accumulation unit value at end of period..................................  $   12.438  $   12.200  $ 11.586   $  9.891
Number of accumulation units outstanding at end of period (in thousands)..           4           4         1          0
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.174  $    8.097  $  7.017   $  7.371
Accumulation unit value at end of period..................................  $    9.045  $    9.174  $  8.097   $  7.017
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.846  $   10.587  $  9.289   $ 11.266
Accumulation unit value at end of period..................................  $   11.534  $   11.846  $ 10.587   $  9.289
Number of accumulation units outstanding at end of period (in thousands)..          10          10        17         19
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.347  $   15.850  $ 13.879   $ 14.973
Accumulation unit value at end of period..................................  $   18.079  $   19.347  $ 15.850   $ 13.879
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.467  $    8.683  $  7.698   $  9.769
Accumulation unit value at end of period..................................  $    9.659  $   10.467  $  8.683   $  7.698
Number of accumulation units outstanding at end of period (in thousands)..          29          45        43         40

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.249  $  6.935   $ 12.403  $  12.025
Accumulation unit value at end of period..................................  $ 10.500  $  9.249   $  6.935  $  12.403
Number of accumulation units outstanding at end of period (in thousands)..         0         1          -          -
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.151  $  7.337   $ 14.681  $  14.199
Accumulation unit value at end of period..................................  $ 11.266  $ 10.151   $  7.337  $  14.681
Number of accumulation units outstanding at end of period (in thousands)..        16        16         15          7
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.568  $  7.218   $ 15.732  $  16.674
Accumulation unit value at end of period..................................  $  9.769  $  9.568   $  7.218  $  15.732
Number of accumulation units outstanding at end of period (in thousands)..        42        40         26         12


                                   APP I-5

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.474  $    7.718  $  6.719   $  6.684
Accumulation unit value at end of period..................................  $   11.685  $   10.474  $  7.718   $  6.719
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.639  $    7.192  $  6.340   $  6.687
Accumulation unit value at end of period..................................  $   10.621  $    9.639  $  7.192   $  6.340
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.831  $    9.974  $  8.755   $  8.604
Accumulation unit value at end of period..................................  $   14.069  $   12.831  $  9.974   $  8.755
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.953  $    9.409  $  8.362   $  8.214
Accumulation unit value at end of period..................................  $   12.944  $   11.953  $  9.409   $  8.362
Number of accumulation units outstanding at end of period (in thousands)..         119         112       108        102
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.660  $   10.579  $  8.712   $  9.094
Accumulation unit value at end of period..................................  $   11.005  $   11.660  $ 10.579   $  8.712
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.247  $   10.333  $  8.616   $ 10.590
Accumulation unit value at end of period..................................  $   10.483  $   11.247  $ 10.333   $  8.616
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.669  $   12.671  $ 11.485   $ 11.424
Accumulation unit value at end of period..................................  $   16.935  $   16.669  $ 12.671   $ 11.485
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.529  $   11.953  $ 10.970   $ 10.878
Accumulation unit value at end of period..................................  $   15.581  $   15.529  $ 11.953   $ 10.970
Number of accumulation units outstanding at end of period (in thousands)..          13          19        22         29

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  6.079  $  5.170   $  9.008  $  10.309
Accumulation unit value at end of period..................................  $  6.687  $  6.079   $  5.170  $   9.008
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.355  $  6.596   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  8.214  $  7.355   $  6.596  $       -
Number of accumulation units outstanding at end of period (in thousands)..        57        27          0          -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.819  $  7.205   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 10.878  $  8.819   $  7.205  $       -
Number of accumulation units outstanding at end of period (in thousands)..        26        21          0          -


                                   APP I-6

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.604  $   10.257  $  8.843   $  8.783
Accumulation unit value at end of period..................................  $   15.379  $   13.604  $ 10.257   $  8.843
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.667  $   11.960  $ 10.441   $ 10.180
Accumulation unit value at end of period..................................  $   17.490  $   15.667  $ 11.960   $ 10.441
Number of accumulation units outstanding at end of period (in thousands)..           2           4         4          4
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.763  $   22.434  $ 20.168   $ 19.648
Accumulation unit value at end of period..................................  $   29.991  $   26.763  $ 22.434   $ 20.168
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.545  $   16.589  $ 15.101   $ 14.802
Accumulation unit value at end of period..................................  $   21.630  $   19.545  $ 16.589   $ 15.101
Number of accumulation units outstanding at end of period (in thousands)..          33          32        43         44
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.268  $   21.125  $ 18.590   $ 18.800
Accumulation unit value at end of period..................................  $   30.248  $   27.268  $ 21.125   $ 18.590
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.673  $   20.140  $ 17.946   $ 18.384
Accumulation unit value at end of period..................................  $   28.126  $   25.673  $ 20.140   $ 17.946
Number of accumulation units outstanding at end of period (in thousands)..           5           4         4          1
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.259  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   11.068  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.245  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.915  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           9           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.997  $  7.608   $ 11.832  $  12.618
Accumulation unit value at end of period..................................  $ 10.180  $  8.997   $  7.608  $  11.832
Number of accumulation units outstanding at end of period (in thousands)..         3         2          0          0
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.263  $ 11.996   $ 15.233  $  15.206
Accumulation unit value at end of period..................................  $ 14.802  $ 13.263   $ 11.996  $  15.233
Number of accumulation units outstanding at end of period (in thousands)..        31        29         23         20
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-7

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.202  $   14.558  $ 13.677   $ 13.636
Accumulation unit value at end of period..................................  $   13.515  $   13.202  $ 14.558   $ 13.677
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.741  $   14.226  $ 13.533   $ 12.165
Accumulation unit value at end of period..................................  $   12.880  $   12.741  $ 14.226   $ 13.533
Number of accumulation units outstanding at end of period (in thousands)..           2           4        15         12
AMERICAN CENTURY LARGE COMPANY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.746  $    8.970  $  7.710   $  7.559
Accumulation unit value at end of period..................................  $   13.226  $   11.746  $  8.970   $  7.710
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.696  $   10.590  $  9.218   $  9.238
Accumulation unit value at end of period..................................  $   15.231  $   13.696  $ 10.590   $  9.218
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.289  $   12.659  $ 11.115   $ 11.359
Accumulation unit value at end of period..................................  $   18.952  $   17.289  $ 12.659   $ 11.115
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.554  $   11.531  $ 10.252   $ 10.283
Accumulation unit value at end of period..................................  $   16.838  $   15.554  $ 11.531   $ 10.252
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          2
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.339  $   11.248  $  9.748   $  9.806
Accumulation unit value at end of period..................................  $   17.141  $   15.339  $ 11.248   $  9.748
Number of accumulation units outstanding at end of period (in thousands)..          31          73        83         75
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.457  $   12.219  $ 10.723   $ 10.858
Accumulation unit value at end of period..................................  $   18.162  $   16.457  $ 12.219   $ 10.723
Number of accumulation units outstanding at end of period (in thousands)..          50          40        45         39

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.705  $ 10.742   $ 11.030  $  11.110
Accumulation unit value at end of period..................................  $ 12.165  $ 11.705   $ 10.742  $  11.030
Number of accumulation units outstanding at end of period (in thousands)..         9         7          3          1
AMERICAN CENTURY LARGE COMPANY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.437  $  7.110   $ 11.525  $  12.738
Accumulation unit value at end of period..................................  $  9.238  $  8.437   $  7.110  $  11.525
Number of accumulation units outstanding at end of period (in thousands)..         0         4          2          0
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.953  $  6.713   $ 11.703  $   9.751
Accumulation unit value at end of period..................................  $ 10.283  $  8.953   $  6.713  $  11.703
Number of accumulation units outstanding at end of period (in thousands)..         1         1          2          1
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.678  $  7.062   $ 11.503  $  11.780
Accumulation unit value at end of period..................................  $ 10.858  $  9.678   $  7.062  $  11.503
Number of accumulation units outstanding at end of period (in thousands)..        24        33         13          2


                                   APP I-8

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.482  $   11.936  $ 10.486   $ 10.460
Accumulation unit value at end of period..................................  $   15.715  $   14.482  $ 11.936   $ 10.486
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.342  $   12.804  $ 11.389   $ 11.143
Accumulation unit value at end of period..................................  $   16.441  $   15.342  $ 12.804   $ 11.389
Number of accumulation units outstanding at end of period (in thousands)..         159         177       193        195
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.684  $   10.733  $  9.591   $  9.355
Accumulation unit value at end of period..................................  $   15.353  $   13.684  $ 10.733   $  9.591
Number of accumulation units outstanding at end of period (in thousands)..         141         151       165         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.335  $   12.178  $ 11.020   $ 10.684
Accumulation unit value at end of period..................................  $   16.991  $   15.335  $ 12.178   $ 11.020
Number of accumulation units outstanding at end of period (in thousands)..          79          71        64         48
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.317  $   10.757  $  9.654   $  9.549
Accumulation unit value at end of period..................................  $   13.084  $   12.317  $ 10.757   $  9.654
Number of accumulation units outstanding at end of period (in thousands)..          46          46        43         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.853  $   12.250  $ 11.133   $ 11.002
Accumulation unit value at end of period..................................  $   14.532  $   13.853  $ 12.250   $ 11.133
Number of accumulation units outstanding at end of period (in thousands)..         365         386       439        461
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   67.874  $   54.513  $ 45.898   $ 46.949
Accumulation unit value at end of period..................................  $   70.357  $   67.874  $ 54.513   $ 45.898
Number of accumulation units outstanding at end of period (in thousands)..          20          23        23         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.939  $   15.402  $ 13.131   $ 14.427
Accumulation unit value at end of period..................................  $   19.388  $   18.939  $ 15.402   $ 13.131
Number of accumulation units outstanding at end of period (in thousands)..         180         171       206        197

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.017  $  8.401   $ 11.486  $  11.595
Accumulation unit value at end of period..................................  $ 11.143  $ 10.017   $  8.401  $  11.486
Number of accumulation units outstanding at end of period (in thousands)..       210       218         32          4
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.645  $  7.839   $ 11.388  $  12.260
Accumulation unit value at end of period..................................  $ 10.684  $  9.645   $  7.839  $  11.388
Number of accumulation units outstanding at end of period (in thousands)..        37        46          9          1
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.252  $  8.667   $ 12.609  $  12.691
Accumulation unit value at end of period..................................  $ 11.002  $ 10.252   $  8.667  $  12.609
Number of accumulation units outstanding at end of period (in thousands)..       444       410        154        161
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.570  $ 10.443   $ 17.222  $  14.895
Accumulation unit value at end of period..................................  $ 14.427  $ 13.570   $ 10.443  $  17.222
Number of accumulation units outstanding at end of period (in thousands)..       158       158         72         50


                                   APP I-9

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.412  $   18.710  $ 15.738   $ 16.546
Accumulation unit value at end of period..................................  $   21.759  $   22.412  $ 18.710   $ 15.738
Number of accumulation units outstanding at end of period (in thousands)..         183         169       156         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.951  $   17.710  $ 15.084   $ 17.730
Accumulation unit value at end of period..................................  $   20.088  $   20.951  $ 17.710   $ 15.084
Number of accumulation units outstanding at end of period (in thousands)..         165         167       188        178
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.868  $   10.579  $  9.059   $  9.054
Accumulation unit value at end of period..................................  $   15.055  $   13.868  $ 10.579   $  9.059
Number of accumulation units outstanding at end of period (in thousands)..         101         101       100         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.837  $   12.233  $ 10.607   $ 10.984
Accumulation unit value at end of period..................................  $   16.979  $   15.837  $ 12.233   $ 10.607
Number of accumulation units outstanding at end of period (in thousands)..         187         206       261        274
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.198  $   11.231  $  9.328   $  9.632
Accumulation unit value at end of period..................................  $   14.603  $   14.198  $ 11.231   $  9.328
Number of accumulation units outstanding at end of period (in thousands)..          73          65        64          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.547  $   13.253  $ 11.146   $ 12.259
Accumulation unit value at end of period..................................  $   16.807  $   16.547  $ 13.253   $ 11.146
Number of accumulation units outstanding at end of period (in thousands)..          92         106       100        100
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.876  $   12.155  $ 11.515   $ 11.463
Accumulation unit value at end of period..................................  $   12.495  $   11.876  $ 12.155   $ 11.515
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.520  $   11.939  $ 11.453   $ 10.925
Accumulation unit value at end of period..................................  $   11.970  $   11.520  $ 11.939   $ 11.453
Number of accumulation units outstanding at end of period (in thousands)..         127         154       173        187

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.460  $ 12.015   $ 20.521  $  17.524
Accumulation unit value at end of period..................................  $ 17.730  $ 16.460   $ 12.015  $  20.521
Number of accumulation units outstanding at end of period (in thousands)..       163       136         52         31
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.783  $  7.452   $ 12.555  $  12.574
Accumulation unit value at end of period..................................  $ 10.984  $  9.783   $  7.452  $  12.555
Number of accumulation units outstanding at end of period (in thousands)..       285       246         43         29
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.048  $  8.161   $ 13.342  $  12.824
Accumulation unit value at end of period..................................  $ 12.259  $ 11.048   $  8.161  $  13.342
Number of accumulation units outstanding at end of period (in thousands)..        82        67         14          1
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.344  $  9.142   $ 10.586  $  10.506
Accumulation unit value at end of period..................................  $ 10.925  $ 10.344   $  9.142  $  10.586
Number of accumulation units outstanding at end of period (in thousands)..       202       211         59         34


                                  APP I-10

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.050  $   15.777  $ 13.126   $ 13.362
Accumulation unit value at end of period..................................  $   22.932  $   21.050  $ 15.777   $ 13.126
Number of accumulation units outstanding at end of period (in thousands)..         242         234       226        114
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.725  $   13.451  $ 11.332   $ 12.097
Accumulation unit value at end of period..................................  $   19.070  $   17.725  $ 13.451   $ 11.332
Number of accumulation units outstanding at end of period (in thousands)..         388         443       520        495
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.042  $   11.075  $  9.926   $  9.744
Accumulation unit value at end of period..................................  $   14.088  $   13.042  $ 11.075   $  9.925
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.521  $   12.486  $ 11.331   $ 10.906
Accumulation unit value at end of period..................................  $   15.491  $   14.521  $ 12.486   $ 11.330
Number of accumulation units outstanding at end of period (in thousands)..         134         154       164        175
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.287  $   10.071  $  8.742   $  8.734
Accumulation unit value at end of period..................................  $   14.839  $   13.287  $ 10.071   $  8.742
Number of accumulation units outstanding at end of period (in thousands)..           -           -        49          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.593  $   11.199  $  9.844   $ 10.183
Accumulation unit value at end of period..................................  $   16.095  $   14.593  $ 11.199   $  9.844
Number of accumulation units outstanding at end of period (in thousands)..         166         174       180        156
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.208  $   11.338  $  9.174   $  9.434
Accumulation unit value at end of period..................................  $   16.891  $   16.208  $ 11.338   $  9.174
Number of accumulation units outstanding at end of period (in thousands)..          32           7         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.695  $   13.241  $ 10.849   $ 11.680
Accumulation unit value at end of period..................................  $   19.241  $   18.695  $ 13.241   $ 10.849
Number of accumulation units outstanding at end of period (in thousands)..          29          29        26         24

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.941  $  8.260   $ 13.765  $  12.603
Accumulation unit value at end of period..................................  $ 12.097  $ 10.941   $  8.260  $  13.765
Number of accumulation units outstanding at end of period (in thousands)..       492       482        190        106
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.896  $  8.080   $ 11.568  $  12.172
Accumulation unit value at end of period..................................  $ 10.906  $  9.896   $  8.080  $  11.568
Number of accumulation units outstanding at end of period (in thousands)..       156       162         33         14
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.332  $  7.457   $ 11.607  $  12.040
Accumulation unit value at end of period..................................  $ 10.183  $  9.332   $  7.457  $  11.607
Number of accumulation units outstanding at end of period (in thousands)..       143       129         25         14
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.464  $  7.321   $ 12.787  $  12.690
Accumulation unit value at end of period..................................  $ 11.680  $ 10.464   $  7.321  $  12.787
Number of accumulation units outstanding at end of period (in thousands)..        19        19          5          8


                                  APP I-11

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.400  $   10.193  $  9.094   $  8.893
Accumulation unit value at end of period..................................  $   14.851  $   13.400  $ 10.193   $  9.094
Number of accumulation units outstanding at end of period (in thousands)..          20          22        21         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.039  $   11.584  $ 10.465   $  9.933
Accumulation unit value at end of period..................................  $   16.460  $   15.039  $ 11.584   $ 10.465
Number of accumulation units outstanding at end of period (in thousands)..          74          88        97         85
AMG MANAGERS CADENCE MID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.166  $   10.048  $  9.254   $  9.687
Accumulation unit value at end of period..................................  $   14.684  $   13.166  $ 10.048   $  9.254
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.780  $   11.421  $ 10.651   $ 10.965
Accumulation unit value at end of period..................................  $   16.279  $   14.780  $ 11.421   $ 10.651
Number of accumulation units outstanding at end of period (in thousands)..           2           1         2          2
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.092  $   14.519  $ 12.658   $ 12.811
Accumulation unit value at end of period..................................  $   20.525  $   19.092  $ 14.519   $ 12.658
Number of accumulation units outstanding at end of period (in thousands)..           -           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.196  $   14.012  $ 12.369   $ 12.458
Accumulation unit value at end of period..................................  $   19.319  $   18.196  $ 14.012   $ 12.369
Number of accumulation units outstanding at end of period (in thousands)..           7           6         4          3
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.677  $   12.395  $ 11.939   $ 12.091
Accumulation unit value at end of period..................................  $   14.423  $   15.677  $ 12.395   $ 11.939
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.941  $   11.962  $ 11.667   $ 11.663
Accumulation unit value at end of period..................................  $   13.575  $   14.941  $ 11.962   $ 11.667
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.904  $  7.601   $ 11.544  $  12.293
Accumulation unit value at end of period..................................  $  9.933  $  8.904   $  7.601  $  11.544
Number of accumulation units outstanding at end of period (in thousands)..        96        93         36          2
AMG MANAGERS CADENCE MID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.781  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.965  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-12

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.295  $   13.669  $ 12.002   $ 11.822
Accumulation unit value at end of period..................................  $   19.993  $   18.295  $ 13.669   $ 12.002
Number of accumulation units outstanding at end of period (in thousands)..          16          30        19         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.437  $   13.191  $ 11.728   $ 11.350
Accumulation unit value at end of period..................................  $   18.819  $   17.437  $ 13.191   $ 11.728
Number of accumulation units outstanding at end of period (in thousands)..           5           3         5          4
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.334  $   19.682  $ 17.276   $ 17.838
Accumulation unit value at end of period..................................  $   28.533  $   26.334  $ 19.682   $ 17.276
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.794  $   18.763  $ 16.677   $ 18.584
Accumulation unit value at end of period..................................  $   26.530  $   24.794  $ 18.763   $ 16.677
Number of accumulation units outstanding at end of period (in thousands)..           3           2         1          2
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.284  $   21.138  $ 18.887   $ 18.478
Accumulation unit value at end of period..................................  $   28.665  $   26.284  $ 21.138   $ 18.886
Number of accumulation units outstanding at end of period (in thousands)..          28          48        21         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.747  $   20.152  $ 18.232   $ 17.482
Accumulation unit value at end of period..................................  $   26.654  $   24.747  $ 20.152   $ 18.232
Number of accumulation units outstanding at end of period (in thousands)..          31          31        22         12
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.319  $   22.078  $ 19.901   $ 20.098
Accumulation unit value at end of period..................................  $   27.525  $   27.319  $ 22.078   $ 19.901
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.721  $   21.048  $ 19.211   $ 20.600
Accumulation unit value at end of period..................................  $   25.593  $   25.721  $ 21.048   $ 19.211
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.677  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 17.482  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.297  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 20.600  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -


                                  APP I-13

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.014  $   12.247  $ 11.132   $ 11.433
Accumulation unit value at end of period..................................  $   14.277  $   14.014  $ 12.247   $ 11.132
Number of accumulation units outstanding at end of period (in thousands)..         154         149       144          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.631  $   13.832  $ 12.731   $ 13.388
Accumulation unit value at end of period..................................  $   15.726  $   15.631  $ 13.832   $ 12.731
Number of accumulation units outstanding at end of period (in thousands)..         125         117       128         98
BLACKROCK LARGE CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.231  $    9.164  $  8.022   $  8.025
Accumulation unit value at end of period..................................  $   13.656  $   12.231  $  9.164   $  8.022
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.196  $   10.770  $  9.547   $  9.670
Accumulation unit value at end of period..................................  $   15.653  $   14.196  $ 10.770   $  9.547
Number of accumulation units outstanding at end of period (in thousands)..           1           1         3          6
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.057  $   11.296  $  9.979   $ 10.015
Accumulation unit value at end of period..................................  $   16.021  $   15.057  $ 11.296   $  9.979
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.560  $   13.340  $ 11.932   $ 12.155
Accumulation unit value at end of period..................................  $   18.453  $   17.560  $ 13.340   $ 11.932
Number of accumulation units outstanding at end of period (in thousands)..          15          22        14         20
BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.431  $    9.834  $  8.886   $  9.131
Accumulation unit value at end of period..................................  $   15.303  $   14.431  $  9.834   $  8.886
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.986  $    9.651  $  8.830   $ 10.000
Accumulation unit value at end of period..................................  $   14.647  $   13.986  $  9.651   $  8.830
Number of accumulation units outstanding at end of period (in thousands)..          11          12        11         12

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.340  $ 10.272   $ 13.094  $  12.210
Accumulation unit value at end of period..................................  $ 13.388  $ 12.340   $ 10.272  $  13.094
Number of accumulation units outstanding at end of period (in thousands)..        62        43         18         79
BLACKROCK LARGE CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.820  $  7.414   $ 12.006  $  12.825
Accumulation unit value at end of period..................................  $  9.670  $  8.820   $  7.414  $  12.006
Number of accumulation units outstanding at end of period (in thousands)..         3         3          2         14
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.793  $  7.330   $ 11.589  $  12.877
Accumulation unit value at end of period..................................  $ 12.155  $  9.793   $  7.330  $  11.589
Number of accumulation units outstanding at end of period (in thousands)..        14        17          6          2
BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-14

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.971  $   11.027  $ 10.073   $  9.707
Accumulation unit value at end of period..................................  $   16.261  $   15.971  $ 11.027   $ 10.073
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.702  $   12.376  $ 11.447   $ 11.695
Accumulation unit value at end of period..................................  $   17.798  $   17.702  $ 12.376   $ 11.447
Number of accumulation units outstanding at end of period (in thousands)..           5           5         8         10
BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.445  $   10.717  $ 10.460   $ 10.346
Accumulation unit value at end of period..................................  $   11.003  $   10.445  $ 10.717   $ 10.459
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.123  $   10.518  $ 10.394   $ 10.000
Accumulation unit value at end of period..................................  $   10.532  $   10.123  $ 10.518   $ 10.394
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          6
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.920  $   10.477  $  9.255   $  9.275
Accumulation unit value at end of period..................................  $   15.628  $   14.920  $ 10.477   $  9.255
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.115  $   10.747  $  9.613   $ 10.012
Accumulation unit value at end of period..................................  $   15.635  $   15.115  $ 10.747   $  9.613
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          3
BMO MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.451  $   10.435  $  8.762   $  8.856
Accumulation unit value at end of period..................................  $   16.115  $   14.451  $ 10.435   $  8.762
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.899  $   12.356  $ 10.505   $ 11.416
Accumulation unit value at end of period..................................  $   18.611  $   16.899  $ 12.356   $ 10.505
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.710  $  7.330   $ 12.597  $  12.317
Accumulation unit value at end of period..................................  $ 11.695  $  9.710   $  7.330  $  12.597
Number of accumulation units outstanding at end of period (in thousands)..         9         6          2          1
BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.907  $  6.273   $ 10.809  $  10.699
Accumulation unit value at end of period..................................  $ 10.012  $  7.907   $  6.273  $  10.809
Number of accumulation units outstanding at end of period (in thousands)..         2         3          2          0
BMO MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.501  $  7.041   $ 11.346  $  12.764
Accumulation unit value at end of period..................................  $ 11.416  $  9.501   $  7.041  $  11.346
Number of accumulation units outstanding at end of period (in thousands)..         1         1          0          0


                                  APP I-15

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.047  $   10.914  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.130  $   13.047  $ 10.914   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.730  $   10.783  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.652  $   12.730  $ 10.783   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.017  $   13.365  $ 12.702   $      -
Accumulation unit value at end of period..................................  $   13.811  $   13.017  $ 13.365   $      -
Number of accumulation units outstanding at end of period (in thousands)..          24          13         8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.491  $   12.987  $ 12.446   $      -
Accumulation unit value at end of period..................................  $   13.089  $   12.491  $ 12.987   $      -
Number of accumulation units outstanding at end of period (in thousands)..          33          33        37          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.857  $   19.059  $ 16.498   $ 16.998
Accumulation unit value at end of period..................................  $   27.601  $   24.857  $ 19.059   $ 16.498
Number of accumulation units outstanding at end of period (in thousands)..          42          39        35          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.248  $   12.615  $ 11.057   $ 11.452
Accumulation unit value at end of period..................................  $   17.818  $   16.248  $ 12.615   $ 11.057
Number of accumulation units outstanding at end of period (in thousands)..          65          55        50         66
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.196  $   12.287  $ 11.312   $ 11.202
Accumulation unit value at end of period..................................  $   12.791  $   12.196  $ 12.287   $ 11.312
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.361  $   11.591  $ 10.805   $ 10.660
Accumulation unit value at end of period..................................  $   11.768  $   11.361  $ 11.591   $ 10.805
Number of accumulation units outstanding at end of period (in thousands)..          19          19        35         37

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.892  $  7.508   $ 11.792  $  10.861
Accumulation unit value at end of period..................................  $ 11.452  $  9.892   $  7.508  $  11.792
Number of accumulation units outstanding at end of period (in thousands)..        48        26          7          3
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.140  $  8.820   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 10.660  $ 10.140   $  8.820  $       -
Number of accumulation units outstanding at end of period (in thousands)..        42        32          2          -


                                  APP I-16

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.155  $   11.178  $  9.433   $  9.558
Accumulation unit value at end of period..................................  $   18.513  $   16.155  $ 11.178   $  9.433
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.074  $   11.955  $ 10.212   $ 10.197
Accumulation unit value at end of period..................................  $   19.316  $   17.074  $ 11.955   $ 10.212
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          1
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS FI
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.940  $   11.713  $  9.882   $ 10.013
Accumulation unit value at end of period..................................  $   19.404  $   16.940  $ 11.713   $  9.882
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.868  $   10.417  $  8.901   $  8.889
Accumulation unit value at end of period..................................  $   16.826  $   14.868  $ 10.417   $  8.901
Number of accumulation units outstanding at end of period (in thousands)..           -           2         2          2
CLEARBRIDGE ALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.013  $    9.981  $  8.728   $  8.691
Accumulation unit value at end of period..................................  $   14.045  $   13.013  $  9.981   $  8.728
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.026  $   10.893  $  9.645   $ 10.484
Accumulation unit value at end of period..................................  $   14.950  $   14.026  $ 10.893   $  9.645
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.599  $   11.292  $  9.779   $  9.644
Accumulation unit value at end of period..................................  $   16.166  $   14.599  $ 11.292   $  9.779
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.081  $   11.029  $  9.671   $ 10.321
Accumulation unit value at end of period..................................  $   15.399  $   14.081  $ 11.029   $  9.671
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.332  $  6.358   $ 11.178  $  11.226
Accumulation unit value at end of period..................................  $ 10.197  $  8.332   $  6.358  $  11.178
Number of accumulation units outstanding at end of period (in thousands)..         1         2          2          1
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS FI
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.271  $  5.546   $  5.429  $   5.438
Accumulation unit value at end of period..................................  $  8.889  $  7.271   $  5.546  $   5.429
Number of accumulation units outstanding at end of period (in thousands)..         1         1          -          -
CLEARBRIDGE ALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.167  $  7.164   $ 11.606  $  11.651
Accumulation unit value at end of period..................................  $ 10.484  $  9.167   $  7.164  $  11.606
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-17

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.543  $   22.993  $ 19.450   $ 19.744
Accumulation unit value at end of period..................................  $   34.007  $   31.543  $ 22.993   $ 19.450
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.698  $   21.921  $ 18.776   $ 19.735
Accumulation unit value at end of period..................................  $   31.621  $   29.698  $ 21.921   $ 18.776
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.886  $   13.019  $ 10.958   $ 10.686
Accumulation unit value at end of period..................................  $   19.505  $   18.886  $ 13.019   $ 10.958
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.382  $   12.132  $ 10.340   $ 10.410
Accumulation unit value at end of period..................................  $   17.728  $   17.382  $ 12.132   $ 10.340
Number of accumulation units outstanding at end of period (in thousands)..           2           3         4          3
CLEARBRIDGE SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.385  $   10.714  $  9.293   $  9.315
Accumulation unit value at end of period..................................  $   14.631  $   14.385  $ 10.714   $  9.293
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.013  $   11.323  $  9.945   $ 10.842
Accumulation unit value at end of period..................................  $   15.080  $   15.013  $ 11.323   $  9.944
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.236  $    8.134  $  7.019   $  6.996
Accumulation unit value at end of period..................................  $   12.762  $   11.236  $  8.134   $  7.018
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.905  $   10.927  $  9.546   $  9.991
Accumulation unit value at end of period..................................  $   16.720  $   14.905  $ 10.927   $  9.546
Number of accumulation units outstanding at end of period (in thousands)..           5           5         5          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.413  $  5.980   $ 10.220  $  10.000
Accumulation unit value at end of period..................................  $ 10.410  $  8.413   $  5.980  $  10.220
Number of accumulation units outstanding at end of period (in thousands)..         2         6          -          -
CLEARBRIDGE SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.788  $  6.697   $ 10.585  $  10.568
Accumulation unit value at end of period..................................  $ 10.842  $  8.788   $  6.697  $  10.585
Number of accumulation units outstanding at end of period (in thousands)..         1         2          1          0
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.428  $  6.740   $ 15.089  $  16.262
Accumulation unit value at end of period..................................  $  9.991  $  9.428   $  6.740  $  15.089
Number of accumulation units outstanding at end of period (in thousands)..         4         8          6          3


                                  APP I-18

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   33.136  $   25.387  $ 21.584   $ 22.223
Accumulation unit value at end of period..................................  $   33.317  $   33.136  $ 25.387   $ 21.584
Number of accumulation units outstanding at end of period (in thousands)..          38          36        36         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   31.198  $   24.203  $ 20.836   $ 22.188
Accumulation unit value at end of period..................................  $   30.979  $   31.198  $ 24.203   $ 20.836
Number of accumulation units outstanding at end of period (in thousands)..          11          12         9          5
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.518  $   23.276  $ 19.671   $ 19.642
Accumulation unit value at end of period..................................  $   35.507  $   31.518  $ 23.276   $ 19.671
Number of accumulation units outstanding at end of period (in thousands)..           -           4         1          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.675  $   22.190  $ 18.989   $ 19.459
Accumulation unit value at end of period..................................  $   33.015  $   29.675  $ 22.190   $ 18.989
Number of accumulation units outstanding at end of period (in thousands)..           5           5         2          0
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.466  $    9.506  $  8.282   $  8.296
Accumulation unit value at end of period..................................  $   13.938  $   12.466  $  9.506   $  8.282
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.472  $    8.858  $  7.814   $  8.374
Accumulation unit value at end of period..................................  $   12.668  $   11.472  $  8.858   $  7.814
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          1
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   28.021  $   19.723  $ 17.644   $ 18.044
Accumulation unit value at end of period..................................  $   30.481  $   28.021  $ 19.723   $ 17.644
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   26.382  $   18.803  $ 17.033   $ 19.680
Accumulation unit value at end of period..................................  $   28.342  $   26.382  $ 18.803   $ 17.033
Number of accumulation units outstanding at end of period (in thousands)..           4           3         4          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.307  $  5.832   $  9.927  $  10.426
Accumulation unit value at end of period..................................  $  8.374  $  7.307   $  5.832  $   9.927
Number of accumulation units outstanding at end of period (in thousands)..         1         7          0          -
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-19

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.408  $   10.633  $  9.469   $  9.701
Accumulation unit value at end of period..................................  $   15.712  $   14.408  $ 10.633   $  9.469
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.804  $   11.809  $ 10.649   $ 10.977
Accumulation unit value at end of period..................................  $   17.020  $   15.804  $ 11.809   $ 10.649
Number of accumulation units outstanding at end of period (in thousands)..          16          20        24         22
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.448  $    9.950  $  8.542   $  8.536
Accumulation unit value at end of period..................................  $   15.060  $   13.448  $  9.950   $  8.542
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.381  $    9.276  $  8.063   $  8.530
Accumulation unit value at end of period..................................  $   13.694  $   12.381  $  9.276   $  8.063
Number of accumulation units outstanding at end of period (in thousands)..          14          22        27         22
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.645  $   11.496  $  9.842   $  9.787
Accumulation unit value at end of period..................................  $   16.160  $   15.645  $ 11.496   $  9.842
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.397  $   10.713  $  9.286   $ 10.260
Accumulation unit value at end of period..................................  $   14.687  $   14.397  $ 10.713   $  9.286
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.632  $   12.676  $ 11.796   $ 12.249
Accumulation unit value at end of period..................................  $   19.711  $   15.632  $ 12.676   $ 11.796
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.755  $   15.399  $ 14.510   $ 15.444
Accumulation unit value at end of period..................................  $   23.354  $   18.755  $ 15.399   $ 14.510
Number of accumulation units outstanding at end of period (in thousands)..           4           2         2          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.306  $  7.301   $ 12.753  $  12.089
Accumulation unit value at end of period..................................  $ 10.977  $  9.306   $  7.301  $  12.753
Number of accumulation units outstanding at end of period (in thousands)..        16        20         12          4
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.026  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.530  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        34         -          -          -
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.212  $  5.627   $  8.674  $  10.350
Accumulation unit value at end of period..................................  $ 10.260  $  8.212   $  5.627  $   8.674
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.564  $  8.588   $ 13.699  $  13.228
Accumulation unit value at end of period..................................  $ 15.444  $ 13.564   $  8.588  $  13.699
Number of accumulation units outstanding at end of period (in thousands)..         2         1          0          0


                                  APP I-20

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.451  $   12.226  $ 11.348   $ 11.798
Accumulation unit value at end of period..................................  $   19.269  $   15.451  $ 12.226   $ 11.348
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.220  $   11.393  $ 10.708   $ 11.665
Accumulation unit value at end of period..................................  $   17.514  $   14.220  $ 11.393   $ 10.708
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          5
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.703  $   23.684  $ 21.316   $ 21.144
Accumulation unit value at end of period..................................  $   32.605  $   31.703  $ 23.684   $ 21.316
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.849  $   22.579  $ 20.577   $ 22.222
Accumulation unit value at end of period..................................  $   30.317  $   29.849  $ 22.579   $ 20.577
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.708  $   10.146  $  8.587   $  8.659
Accumulation unit value at end of period..................................  $   14.633  $   13.708  $ 10.146   $  8.587
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.615  $    9.455  $  8.103   $  8.959
Accumulation unit value at end of period..................................  $   13.299  $   12.615  $  9.455   $  8.103
Number of accumulation units outstanding at end of period (in thousands)..          15          14        19         18
DAVIS FINANCIAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.246  $    8.555  $  7.241   $  7.335
Accumulation unit value at end of period..................................  $   12.709  $   11.246  $  8.555   $  7.241
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.984  $   10.002  $  8.572   $  9.541
Accumulation unit value at end of period..................................  $   14.491  $   12.984  $ 10.002   $  8.572
Number of accumulation units outstanding at end of period (in thousands)..           4           4         4          5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.238  $  6.322   $ 10.750  $  10.335
Accumulation unit value at end of period..................................  $ 11.665  $ 10.238   $  6.322  $  10.750
Number of accumulation units outstanding at end of period (in thousands)..         4         3          0          -
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.898  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 22.222  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.398  $  5.368   $  9.770  $  10.393
Accumulation unit value at end of period..................................  $  8.959  $  7.398   $  5.368  $   9.770
Number of accumulation units outstanding at end of period (in thousands)..        14         9          0          -
DAVIS FINANCIAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.684  $  6.022   $ 11.213  $  12.677
Accumulation unit value at end of period..................................  $  9.541  $  8.684   $  6.022  $  11.213
Number of accumulation units outstanding at end of period (in thousands)..         5         4          2          0


                                  APP I-21

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   52.645  $   39.124  $ 34.707   $ 34.710
Accumulation unit value at end of period..................................  $   56.093  $   52.645  $ 39.124   $ 34.707
Number of accumulation units outstanding at end of period (in thousands)..           8           9         9          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.366  $   13.820  $ 12.414   $ 13.202
Accumulation unit value at end of period..................................  $   19.325  $   18.366  $ 13.820   $ 12.414
Number of accumulation units outstanding at end of period (in thousands)..          70          86        94         93
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.506  $   10.653  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   11.044  $   10.506  $ 10.653   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.251  $   10.525  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.642  $   10.251  $ 10.525   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           6         0          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.142  $   11.607  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.914  $   11.142  $ 11.607   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.871  $   11.468  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.444  $   10.871  $ 11.468   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   25.400  $   18.958  $ 16.438   $ 16.723
Accumulation unit value at end of period..................................  $   28.562  $   25.400  $ 18.958   $ 16.438
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.915  $   18.074  $ 15.868   $ 16.950
Accumulation unit value at end of period..................................  $   26.558  $   23.915  $ 18.074   $ 15.868
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.924  $  9.142   $ 15.436  $  14.890
Accumulation unit value at end of period..................................  $ 13.202  $ 11.924   $  9.142  $  15.436
Number of accumulation units outstanding at end of period (in thousands)..        82        90         41         25
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-22

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE CROCI(R) EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.744  $    7.672  $  6.852   $  6.858
Accumulation unit value at end of period..................................  $   10.688  $    9.744  $  7.672   $  6.852
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.199  $    8.929  $  8.075   $  8.367
Accumulation unit value at end of period..................................  $   12.131  $   11.199  $  8.929   $  8.075
Number of accumulation units outstanding at end of period (in thousands)..           3           5        15         15
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.352  $   17.253  $ 14.592   $ 14.738
Accumulation unit value at end of period..................................  $   16.033  $   16.352  $ 17.253   $ 14.591
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.395  $   16.448  $ 14.086   $ 14.834
Accumulation unit value at end of period..................................  $   14.907  $   15.395  $ 16.448   $ 14.086
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.270  $    8.160  $  6.923   $  7.316
Accumulation unit value at end of period..................................  $   10.076  $   10.270  $  8.160   $  6.923
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.993  $   10.454  $  8.981   $ 10.704
Accumulation unit value at end of period..................................  $   12.590  $   12.993  $ 10.454   $  8.981
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          4
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   48.941  $   36.839  $ 33.090   $ 33.846
Accumulation unit value at end of period..................................  $   55.777  $   48.941  $ 36.839   $ 33.090
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.931  $   11.380  $ 10.350   $ 11.455
Accumulation unit value at end of period..................................  $   16.805  $   14.931  $ 11.380   $ 10.350
Number of accumulation units outstanding at end of period (in thousands)..           3           0         1          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE CROCI(R) EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.536  $  6.181   $ 11.484  $  12.576
Accumulation unit value at end of period..................................  $  8.367  $  7.536   $  6.181  $  11.484
Number of accumulation units outstanding at end of period (in thousands)..        13        17          9          7
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.568  $  6.767   $ 13.082  $  13.956
Accumulation unit value at end of period..................................  $ 10.704  $  9.568   $  6.767  $  13.082
Number of accumulation units outstanding at end of period (in thousands)..         4         3          1          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-23

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.453  $   12.785  $ 12.329   $ 12.220
Accumulation unit value at end of period..................................  $   13.147  $   12.453  $ 12.785   $ 12.329
Number of accumulation units outstanding at end of period (in thousands)..         198         197       169         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.601  $   12.060  $ 11.776   $ 11.099
Accumulation unit value at end of period..................................  $   12.095  $   11.601  $ 12.060   $ 11.776
Number of accumulation units outstanding at end of period (in thousands)..          97          88        93         79
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   57.963  $   43.626  $ 37.222   $ 37.495
Accumulation unit value at end of period..................................  $   63.394  $   57.963  $ 43.626   $ 37.222
Number of accumulation units outstanding at end of period (in thousands)..          24          19        11          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.638  $   14.204  $ 12.272   $ 12.706
Accumulation unit value at end of period..................................  $   20.132  $   18.638  $ 14.204   $ 12.272
Number of accumulation units outstanding at end of period (in thousands)..          39          37        40         34
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.768  $   11.208  $  9.708   $  9.639
Accumulation unit value at end of period..................................  $   16.709  $   14.768  $ 11.208   $  9.708
Number of accumulation units outstanding at end of period (in thousands)..         186         139       101          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.758  $   10.573  $  9.273   $  9.237
Accumulation unit value at end of period..................................  $   15.373  $   13.758  $ 10.573   $  9.273
Number of accumulation units outstanding at end of period (in thousands)..         123          95        99         85
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   44.687  $   31.747  $ 27.365   $ 26.877
Accumulation unit value at end of period..................................  $   47.102  $   44.687  $ 31.747   $ 27.365
Number of accumulation units outstanding at end of period (in thousands)..          13          17         9          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.823  $   13.540  $ 11.818   $ 11.869
Accumulation unit value at end of period..................................  $   19.594  $   18.823  $ 13.540   $ 11.818
Number of accumulation units outstanding at end of period (in thousands)..          29          23        20         24

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.603  $ 10.277   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 11.099  $ 10.603   $ 10.277  $       -
Number of accumulation units outstanding at end of period (in thousands)..        43        32          -          -
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.209  $  7.543   $ 12.018  $  11.314
Accumulation unit value at end of period..................................  $ 12.706  $ 10.209   $  7.543  $  12.018
Number of accumulation units outstanding at end of period (in thousands)..        25        25          0          0
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.164  $  6.559   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  9.237  $  8.164   $  6.559  $       -
Number of accumulation units outstanding at end of period (in thousands)..        52        40          0          -
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.535  $  7.710   $ 11.277  $  11.490
Accumulation unit value at end of period..................................  $ 11.869  $  9.535   $  7.710  $  11.277
Number of accumulation units outstanding at end of period (in thousands)..        18        11          2          -


                                  APP I-24

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.289  $   17.601  $ 15.785   $ 15.746
Accumulation unit value at end of period..................................  $   23.338  $   21.289  $ 17.601   $ 15.785
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.044  $   16.779  $ 15.238   $ 15.229
Accumulation unit value at end of period..................................  $   21.700  $   20.044  $ 16.779   $ 15.238
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          0
EATON VANCE DIVIDEND BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.710  $    9.338  $  8.228   $  8.126
Accumulation unit value at end of period..................................  $   13.083  $   11.710  $  9.338   $  8.228
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.515  $   12.527  $ 11.176   $ 11.191
Accumulation unit value at end of period..................................  $   17.118  $   15.515  $ 12.527   $ 11.176
Number of accumulation units outstanding at end of period (in thousands)..           8          14        13         15
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.699  $   14.631  $ 12.898   $ 12.869
Accumulation unit value at end of period..................................  $   16.099  $   15.699  $ 14.631   $ 12.898
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.963  $   15.064  $ 13.446   $ 13.022
Accumulation unit value at end of period..................................  $   16.166  $   15.963  $ 15.064   $ 13.446
Number of accumulation units outstanding at end of period (in thousands)..          47          47        59         44
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.069  $    9.331  $  8.060   $  8.016
Accumulation unit value at end of period..................................  $   13.392  $   12.069  $  9.331   $  8.060
Number of accumulation units outstanding at end of period (in thousands)..         630         598       565        474
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.211  $   11.125  $  9.731   $ 10.315
Accumulation unit value at end of period..................................  $   15.573  $   14.211  $ 11.125   $  9.731
Number of accumulation units outstanding at end of period (in thousands)..          52          67        82         76

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
EATON VANCE DIVIDEND BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.395  $  9.324   $ 15.121  $  14.479
Accumulation unit value at end of period..................................  $ 11.191  $ 10.395   $  9.324  $  15.121
Number of accumulation units outstanding at end of period (in thousands)..        11         9          4          0
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.465  $  7.380   $ 10.730  $  11.080
Accumulation unit value at end of period..................................  $ 13.022  $ 11.465   $  7.380  $  10.730
Number of accumulation units outstanding at end of period (in thousands)..        28        22         16          8
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.491  $  8.213   $ 12.691  $  12.929
Accumulation unit value at end of period..................................  $ 10.315  $  9.491   $  8.213  $  12.691
Number of accumulation units outstanding at end of period (in thousands)..        74        64         21          3


                                  APP I-25

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.509  $   13.496  $ 11.686   $ 11.359
Accumulation unit value at end of period..................................  $   24.852  $   19.509  $ 13.496   $ 11.686
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.210  $   14.856  $ 13.026   $ 12.591
Accumulation unit value at end of period..................................  $   26.683  $   21.210  $ 14.856   $ 13.026
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.058  $   11.095  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.797  $   15.058  $ 11.095   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.693  $   10.962  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.222  $   14.693  $ 10.962   $      -
Number of accumulation units outstanding at end of period (in thousands)..           6           4         1          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.377  $   10.935  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.384  $   14.377  $ 10.935   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.029  $   10.803  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.824  $   14.029  $ 10.803   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.801  $    9.813  $  8.926   $  8.860
Accumulation unit value at end of period..................................  $   14.897  $   13.801  $  9.813   $  8.926
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.479  $   11.263  $ 10.373   $ 11.085
Accumulation unit value at end of period..................................  $   16.501  $   15.479  $ 11.263   $ 10.373
Number of accumulation units outstanding at end of period (in thousands)..           2           4         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.472  $ 10.571   $ 11.539  $  11.841
Accumulation unit value at end of period..................................  $ 12.591  $ 11.472   $ 10.571  $  11.539
Number of accumulation units outstanding at end of period (in thousands)..         2         1          0          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.975  $  8.849   $ 12.612  $  11.546
Accumulation unit value at end of period..................................  $ 11.085  $  9.975   $  8.849  $  12.612
Number of accumulation units outstanding at end of period (in thousands)..         1         0          0          -


                                  APP I-26

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.752  $    9.785  $  8.342   $  8.672
Accumulation unit value at end of period..................................  $   15.008  $   13.752  $  9.785   $  8.342
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.921  $   11.471  $  9.902   $ 11.629
Accumulation unit value at end of period..................................  $   17.160  $   15.921  $ 11.471   $  9.902
Number of accumulation units outstanding at end of period (in thousands)..          63          73        90         96
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.149  $    9.383  $  8.795   $  8.862
Accumulation unit value at end of period..................................  $   14.944  $   13.149  $  9.383   $  8.795
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.058  $   10.880  $ 10.326   $ 10.846
Accumulation unit value at end of period..................................  $   16.900  $   15.058  $ 10.880   $ 10.326
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
FIDELITY(R) ADVISOR EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.159  $   10.458  $  9.172   $  9.381
Accumulation unit value at end of period..................................  $   15.669  $   14.159  $ 10.458   $  9.172
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.393  $   12.261  $ 10.888   $ 11.050
Accumulation unit value at end of period..................................  $   17.916  $   16.393  $ 12.261   $ 10.888
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          3
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.752  $   10.836  $  8.399   $  8.491
Accumulation unit value at end of period..................................  $   15.505  $   14.752  $ 10.836   $  8.399
Number of accumulation units outstanding at end of period (in thousands)..          95          97        82          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.576  $   10.098  $  7.925   $  9.002
Accumulation unit value at end of period..................................  $   14.092  $   13.576  $ 10.098   $  7.925
Number of accumulation units outstanding at end of period (in thousands)..          32          36        36         30

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.916  $  7.743   $ 13.568  $  12.788
Accumulation unit value at end of period..................................  $ 11.629  $  9.916   $  7.743  $  13.568
Number of accumulation units outstanding at end of period (in thousands)..       109        97         21          8
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.237  $  7.147   $ 12.641  $  12.674
Accumulation unit value at end of period..................................  $ 10.846  $  9.237   $  7.147  $  12.641
Number of accumulation units outstanding at end of period (in thousands)..         0         3          2          -
FIDELITY(R) ADVISOR EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.070  $  7.195   $ 13.758  $  13.692
Accumulation unit value at end of period..................................  $ 11.050  $  9.070   $  7.195  $  13.758
Number of accumulation units outstanding at end of period (in thousands)..         3         3          2          1
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.347  $  4.667   $ 10.250  $  10.541
Accumulation unit value at end of period..................................  $  9.002  $  7.347   $  4.667  $  10.250
Number of accumulation units outstanding at end of period (in thousands)..        23        34          1          -


                                  APP I-27

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.544  $   10.914  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.069  $   14.544  $ 10.914   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.280  $   10.850  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.581  $   14.280  $ 10.850   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.554  $   12.278  $ 11.370   $ 11.501
Accumulation unit value at end of period..................................  $   14.008  $   13.554  $ 12.278   $ 11.370
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.031  $   12.870  $ 12.068   $ 12.307
Accumulation unit value at end of period..................................  $   14.321  $   14.031  $ 12.870   $ 12.068
Number of accumulation units outstanding at end of period (in thousands)..          76          62        70         57
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.077  $   11.653  $ 10.249   $ 10.267
Accumulation unit value at end of period..................................  $   17.320  $   15.077  $ 11.653   $ 10.249
Number of accumulation units outstanding at end of period (in thousands)..          45          41         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.110  $   13.390  $ 11.925   $ 12.000
Accumulation unit value at end of period..................................  $   19.411  $   17.110  $ 13.390   $ 11.925
Number of accumulation units outstanding at end of period (in thousands)..          36          30        29         21
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.723  $   11.343  $ 10.263   $ 10.440
Accumulation unit value at end of period..................................  $   14.402  $   13.723  $ 11.343   $ 10.263
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.132  $   12.665  $ 11.604   $ 12.132
Accumulation unit value at end of period..................................  $   15.684  $   15.132  $ 12.665   $ 11.604
Number of accumulation units outstanding at end of period (in thousands)..          94          81        82         74

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.329  $  9.587   $ 11.476  $  11.296
Accumulation unit value at end of period..................................  $ 12.307  $ 11.329   $  9.587  $  11.476
Number of accumulation units outstanding at end of period (in thousands)..        43        35         19          1
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.578  $  7.978   $ 12.128  $  12.505
Accumulation unit value at end of period..................................  $ 12.000  $ 10.578   $  7.978  $  12.128
Number of accumulation units outstanding at end of period (in thousands)..         9        20          1          -
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.747  $  8.301   $ 12.139  $  12.093
Accumulation unit value at end of period..................................  $ 12.132  $ 10.747   $  8.301  $  12.139
Number of accumulation units outstanding at end of period (in thousands)..        87        65         31         11


                                  APP I-28

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.741  $   12.029  $ 10.582   $ 10.549
Accumulation unit value at end of period..................................  $   14.307  $   13.741  $ 12.029   $ 10.582
Number of accumulation units outstanding at end of period (in thousands)..           -           6         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.291  $   13.554  $ 12.073   $ 11.889
Accumulation unit value at end of period..................................  $   15.723  $   15.291  $ 13.554   $ 12.073
Number of accumulation units outstanding at end of period (in thousands)..         128         142       148        184
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.901  $   12.156  $ 11.117   $ 11.277
Accumulation unit value at end of period..................................  $   14.468  $   13.901  $ 12.156   $ 11.117
Number of accumulation units outstanding at end of period (in thousands)..          34          32        27         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.775  $   13.083  $ 12.116   $ 12.453
Accumulation unit value at end of period..................................  $   15.186  $   14.775  $ 13.083   $ 12.115
Number of accumulation units outstanding at end of period (in thousands)..         134         123       131        145
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.623  $    9.031  $  7.779   $  7.709
Accumulation unit value at end of period..................................  $   12.376  $   11.623  $  9.031   $  7.779
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.386  $   10.532  $  9.186   $  9.540
Accumulation unit value at end of period..................................  $   14.076  $   13.386  $ 10.532   $  9.186
Number of accumulation units outstanding at end of period (in thousands)..          16          28        34         33
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.407  $   10.703  $  9.444   $  9.363
Accumulation unit value at end of period..................................  $   14.079  $   13.407  $ 10.703   $  9.444
Number of accumulation units outstanding at end of period (in thousands)..         130         165       157        103
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.203  $   10.673  $  9.535   $  9.953
Accumulation unit value at end of period..................................  $   13.692  $   13.203  $ 10.673   $  9.535
Number of accumulation units outstanding at end of period (in thousands)..         153         171       214        221

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.662  $  7.997   $ 11.653  $  12.048
Accumulation unit value at end of period..................................  $ 11.889  $ 10.662   $  7.997  $  11.653
Number of accumulation units outstanding at end of period (in thousands)..       209       163         46         56
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.262  $  9.146   $ 11.756  $  11.618
Accumulation unit value at end of period..................................  $ 12.453  $ 11.262   $  9.146  $  11.756
Number of accumulation units outstanding at end of period (in thousands)..       127       132         60         35
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.717  $  6.826   $ 11.613  $  12.628
Accumulation unit value at end of period..................................  $  9.540  $  8.717   $  6.826  $  11.613
Number of accumulation units outstanding at end of period (in thousands)..        27        24          7          2
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.073  $  7.599   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  9.953  $  9.073   $  7.599  $       -
Number of accumulation units outstanding at end of period (in thousands)..       197       159          8          -


                                  APP I-29

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.870  $   17.121  $ 14.920   $ 14.698
Accumulation unit value at end of period..................................  $   23.466  $   21.870  $ 17.121   $ 14.920
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.853  $   14.944  $ 13.187   $ 13.596
Accumulation unit value at end of period..................................  $   19.977  $   18.853  $ 14.944   $ 13.187
Number of accumulation units outstanding at end of period (in thousands)..          35          38        45         45
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.199  $   14.993  $ 12.669   $ 12.457
Accumulation unit value at end of period..................................  $   20.199  $   20.199  $ 14.993   $ 12.669
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.149  $   15.896  $ 13.601   $ 14.295
Accumulation unit value at end of period..................................  $   20.887  $   21.149  $ 15.896   $ 13.601
Number of accumulation units outstanding at end of period (in thousands)..          21          26        31         27
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.043  $   14.576  $ 12.974   $ 13.104
Accumulation unit value at end of period..................................  $   15.294  $   15.043  $ 14.576   $ 12.974
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.047  $   14.764  $ 13.307   $ 13.126
Accumulation unit value at end of period..................................  $   15.108  $   15.047  $ 14.764   $ 13.307
Number of accumulation units outstanding at end of period (in thousands)..          68          55        50         41
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.008  $   14.146  $ 13.057   $ 13.048
Accumulation unit value at end of period..................................  $   14.846  $   14.008  $ 14.146   $ 13.057
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.618  $   13.925  $ 13.014   $ 12.487
Accumulation unit value at end of period..................................  $   14.254  $   13.618  $ 13.925   $ 13.014
Number of accumulation units outstanding at end of period (in thousands)..          14          13        14         11

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.357  $  9.787   $ 16.012  $  15.745
Accumulation unit value at end of period..................................  $ 13.596  $ 12.357   $  9.787  $  16.012
Number of accumulation units outstanding at end of period (in thousands)..        43        37         32         29
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.397  $  8.771   $ 13.214  $  13.763
Accumulation unit value at end of period..................................  $ 14.295  $ 11.397   $  8.771  $  13.214
Number of accumulation units outstanding at end of period (in thousands)..        27        29         16          8
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.988  $  9.669   $ 10.994  $  10.861
Accumulation unit value at end of period..................................  $ 13.126  $ 11.988   $  9.669  $  10.994
Number of accumulation units outstanding at end of period (in thousands)..        37        49          1          -
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.479  $ 10.070   $ 10.778  $  10.526
Accumulation unit value at end of period..................................  $ 12.487  $ 11.479   $ 10.070  $  10.778
Number of accumulation units outstanding at end of period (in thousands)..         8         4          0          -


                                  APP I-30

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.510  $    9.740  $  9.521   $  9.647
Accumulation unit value at end of period..................................  $   10.784  $   10.510  $  9.740   $  9.521
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.137  $    9.513  $  9.416   $ 10.143
Accumulation unit value at end of period..................................  $   10.273  $   10.137  $  9.513   $  9.415
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.042  $   11.425  $  9.637   $  9.748
Accumulation unit value at end of period..................................  $   17.100  $   15.042  $ 11.425   $  9.636
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.821  $   12.167  $ 10.392   $ 10.680
Accumulation unit value at end of period..................................  $   17.762  $   15.821  $ 12.167   $ 10.392
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          1
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.966  $   13.299  $ 12.971   $ 12.181
Accumulation unit value at end of period..................................  $   13.498  $   12.966  $ 13.299   $ 12.971
Number of accumulation units outstanding at end of period (in thousands)..         120         121       124        108
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.381  $   12.858  $ 12.699   $ 12.076
Accumulation unit value at end of period..................................  $   12.729  $   12.381  $ 12.858   $ 12.699
Number of accumulation units outstanding at end of period (in thousands)..          12          25        37         30
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.560  $   13.321  $ 11.187   $ 11.192
Accumulation unit value at end of period..................................  $   19.490  $   17.560  $ 13.321   $ 11.187
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.879  $   15.270  $ 12.984   $ 13.703
Accumulation unit value at end of period..................................  $   21.790  $   19.879  $ 15.270   $ 12.984
Number of accumulation units outstanding at end of period (in thousands)..           8           5         7          7

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.758  $  6.666   $ 11.802  $  11.658
Accumulation unit value at end of period..................................  $ 10.680  $  9.758   $  6.666  $  11.802
Number of accumulation units outstanding at end of period (in thousands)..         1         1          1          0
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $ 11.617  $ 11.118   $ 10.587  $   9.979
Accumulation unit value at end of period..................................  $ 12.181  $ 11.617   $ 11.118  $  10.587
Number of accumulation units outstanding at end of period (in thousands)..        85        47          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.661  $ 11.301   $ 10.897  $  10.345
Accumulation unit value at end of period..................................  $ 12.076  $ 11.661   $ 11.301  $  10.897
Number of accumulation units outstanding at end of period (in thousands)..        30        26          5          1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.697  $  7.516   $ 12.727  $  12.464
Accumulation unit value at end of period..................................  $ 13.703  $ 11.697   $  7.516  $  12.727
Number of accumulation units outstanding at end of period (in thousands)..         4         2          1          0


                                  APP I-31

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.299  $   17.021  $ 14.737   $ 14.714
Accumulation unit value at end of period..................................  $   18.610  $   18.299  $ 17.021   $ 14.736
Number of accumulation units outstanding at end of period (in thousands)..         184         161       147        117
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.088  $   15.153  $ 13.284   $ 13.156
Accumulation unit value at end of period..................................  $   16.159  $   16.088  $ 15.153   $ 13.284
Number of accumulation units outstanding at end of period (in thousands)..          24          21        20         19
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.357  $    9.320  $  7.818   $  7.833
Accumulation unit value at end of period..................................  $   13.871  $   12.357  $  9.320   $  7.818
Number of accumulation units outstanding at end of period (in thousands)..           5           4         3         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.372  $    8.685  $  7.377   $  8.102
Accumulation unit value at end of period..................................  $   12.607  $   11.372  $  8.685   $  7.377
Number of accumulation units outstanding at end of period (in thousands)..           9           8         7         11
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   68.057  $   51.389  $ 43.539   $ 44.322
Accumulation unit value at end of period..................................  $   77.074  $   68.057  $ 51.389   $ 43.539
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.942  $   19.070  $ 16.360   $ 17.738
Accumulation unit value at end of period..................................  $   27.895  $   24.942  $ 19.070   $ 16.360
Number of accumulation units outstanding at end of period (in thousands)..          24          27        29         33
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.494  $   11.195  $  9.623   $  9.862
Accumulation unit value at end of period..................................  $   11.461  $   11.494  $ 11.195   $  9.623
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.087  $   10.934  $  9.516   $ 10.596
Accumulation unit value at end of period..................................  $   10.918  $   11.087  $ 10.934   $  9.516
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.746  $  7.930   $ 11.127  $  11.078
Accumulation unit value at end of period..................................  $ 13.156  $ 11.746   $  7.930  $  11.127
Number of accumulation units outstanding at end of period (in thousands)..        15         9          5          4
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.317  $  5.938   $  9.589  $  10.283
Accumulation unit value at end of period..................................  $  8.102  $  7.317   $  5.938  $   9.589
Number of accumulation units outstanding at end of period (in thousands)..         7         6          0          -
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.443  $ 11.021   $ 17.638  $  17.355
Accumulation unit value at end of period..................................  $ 17.738  $ 14.443   $ 11.021  $  17.638
Number of accumulation units outstanding at end of period (in thousands)..        38        43         41         36
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-32

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.706  $   12.081  $ 10.409   $ 10.095
Accumulation unit value at end of period..................................  $   17.851  $   16.706  $ 12.081   $ 10.408
Number of accumulation units outstanding at end of period (in thousands)..           -           8         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.029  $   13.202  $ 11.517   $ 11.613
Accumulation unit value at end of period..................................  $   19.025  $   18.029  $ 13.202   $ 11.517
Number of accumulation units outstanding at end of period (in thousands)..          46          49        51         52
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   35.618  $   26.279  $ 21.752   $ 21.935
Accumulation unit value at end of period..................................  $   39.401  $   35.618  $ 26.279   $ 21.752
Number of accumulation units outstanding at end of period (in thousands)..           4           7         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   33.535  $   25.053  $ 20.998   $ 22.209
Accumulation unit value at end of period..................................  $   36.637  $   33.535  $ 25.053   $ 20.998
Number of accumulation units outstanding at end of period (in thousands)..           6           8         8          9
HARTFORD MODERATE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.085  $   11.941  $ 10.658   $ 10.778
Accumulation unit value at end of period..................................  $   13.151  $   13.085  $ 11.941   $ 10.658
Number of accumulation units outstanding at end of period (in thousands)..          37          34        43         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.025  $   11.112  $ 10.043   $ 10.299
Accumulation unit value at end of period..................................  $   11.935  $   12.025  $ 11.112   $ 10.043
Number of accumulation units outstanding at end of period (in thousands)..          29          23        15         11
HARTFORD MODERATE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.986  $   11.816  $ 10.513   $ 10.624
Accumulation unit value at end of period..................................  $   13.087  $   12.986  $ 11.816   $ 10.513
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.951  $   11.011  $  9.920   $ 10.143
Accumulation unit value at end of period..................................  $   11.895  $   11.951  $ 11.011   $  9.920
Number of accumulation units outstanding at end of period (in thousands)..          30          26        34        100

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.341  $  7.407   $ 10.304  $  11.936
Accumulation unit value at end of period..................................  $ 11.613  $  9.341   $  7.407  $  10.304
Number of accumulation units outstanding at end of period (in thousands)..        33        33          8          5
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.568  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 22.209  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         8         -          -          -
HARTFORD MODERATE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.272  $  7.351   $ 10.576  $  10.000
Accumulation unit value at end of period..................................  $ 10.299  $  9.272   $  7.351  $  10.576
Number of accumulation units outstanding at end of period (in thousands)..         3         1          -          -
HARTFORD MODERATE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.105  $  7.206   $ 10.324  $  10.194
Accumulation unit value at end of period..................................  $ 10.143  $  9.105   $  7.206  $  10.324
Number of accumulation units outstanding at end of period (in thousands)..        77        83          2          -


                                  APP I-33

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.104  $   10.095  $  8.918   $  9.304
Accumulation unit value at end of period..................................  $   15.278  $   14.104  $ 10.095   $  8.918
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.634  $    9.881  $  8.838   $ 10.350
Accumulation unit value at end of period..................................  $   14.585  $   13.634  $  9.881   $  8.838
Number of accumulation units outstanding at end of period (in thousands)..           7           6         5          4
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   35.339  $   26.363  $ 22.530   $ 21.992
Accumulation unit value at end of period..................................  $   38.668  $   35.339  $ 26.363   $ 22.529
Number of accumulation units outstanding at end of period (in thousands)..          11          12         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   33.272  $   25.133  $ 21.749   $ 21.891
Accumulation unit value at end of period..................................  $   35.955  $   33.272  $ 25.133   $ 21.749
Number of accumulation units outstanding at end of period (in thousands)..           3           2         1          1
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.961  $   15.499  $ 13.035   $ 13.007
Accumulation unit value at end of period..................................  $   22.873  $   20.961  $ 15.499   $ 13.035
Number of accumulation units outstanding at end of period (in thousands)..           4           4         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.012  $   13.486  $ 11.485   $ 11.863
Accumulation unit value at end of period..................................  $   19.411  $   18.012  $ 13.486   $ 11.485
Number of accumulation units outstanding at end of period (in thousands)..          31          29        41         40
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.905  $   18.330  $ 16.238   $ 16.045
Accumulation unit value at end of period..................................  $   24.983  $   22.905  $ 18.330   $ 16.238
Number of accumulation units outstanding at end of period (in thousands)..          10          17        11         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.746  $   16.000  $ 14.353   $ 14.714
Accumulation unit value at end of period..................................  $   21.270  $   19.746  $ 16.000   $ 14.352
Number of accumulation units outstanding at end of period (in thousands)..          86          93       109         99

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.391  $  8.128   $ 12.838  $  13.250
Accumulation unit value at end of period..................................  $ 11.863  $ 10.391   $  8.128  $  12.838
Number of accumulation units outstanding at end of period (in thousands)..        53        44         23         44
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.256  $ 10.868   $ 14.631  $  14.347
Accumulation unit value at end of period..................................  $ 14.714  $ 13.256   $ 10.868  $  14.631
Number of accumulation units outstanding at end of period (in thousands)..       106       104         79         65


                                  APP I-34

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
INVESCO EUROPEAN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.749  $    9.510  $  7.855   $  8.115
Accumulation unit value at end of period..................................  $   11.019  $   11.749  $  9.510   $  7.855
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.013  $   13.125  $ 10.976   $ 11.708
Accumulation unit value at end of period..................................  $   14.832  $   16.013  $ 13.125   $ 10.976
Number of accumulation units outstanding at end of period (in thousands)..           2           2         3          5
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.391  $   10.005  $  8.732   $  8.595
Accumulation unit value at end of period..................................  $   14.750  $   13.391  $ 10.005   $  8.732
Number of accumulation units outstanding at end of period (in thousands)..           -         111       112        120
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.139  $   11.453  $ 10.121   $ 10.467
Accumulation unit value at end of period..................................  $   16.468  $   15.139  $ 11.453   $ 10.121
Number of accumulation units outstanding at end of period (in thousands)..          35          36        46         42
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.787  $    9.931  $  8.624   $  8.897
Accumulation unit value at end of period..................................  $   11.776  $   11.787  $  9.931   $  8.624
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.491  $   13.216  $ 11.621   $ 12.659
Accumulation unit value at end of period..................................  $   15.284  $   15.491  $ 13.216   $ 11.621
Number of accumulation units outstanding at end of period (in thousands)..          13          15        13         12
INVESCO MID CAP CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.866  $   11.507  $ 10.425   $ 10.625
Accumulation unit value at end of period..................................  $   15.536  $   14.866  $ 11.507   $ 10.425
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.002  $   12.542  $ 11.506   $ 12.426
Accumulation unit value at end of period..................................  $   16.516  $   16.002  $ 12.542   $ 11.506
Number of accumulation units outstanding at end of period (in thousands)..           1           3         6          5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
INVESCO EUROPEAN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.547  $  7.787   $ 14.805  $  15.000
Accumulation unit value at end of period..................................  $ 11.708  $ 10.547   $  7.787  $  14.805
Number of accumulation units outstanding at end of period (in thousands)..         5         8          1          4
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.409  $  7.667   $ 11.449  $  12.366
Accumulation unit value at end of period..................................  $ 10.467  $  9.409   $  7.667  $  11.449
Number of accumulation units outstanding at end of period (in thousands)..        37        33          9          1
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.403  $  8.557   $ 14.629  $  14.512
Accumulation unit value at end of period..................................  $ 12.659  $ 11.403   $  8.557  $  14.629
Number of accumulation units outstanding at end of period (in thousands)..        10        10         12          4
INVESCO MID CAP CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.182  $  8.699   $ 12.142  $  12.085
Accumulation unit value at end of period..................................  $ 12.426  $ 11.182   $  8.699  $  12.142
Number of accumulation units outstanding at end of period (in thousands)..         5         4          2          1


                                  APP I-35

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.956  $   11.646  $ 10.420   $ 10.758
Accumulation unit value at end of period..................................  $   17.221  $   15.956  $ 11.646   $ 10.420
Number of accumulation units outstanding at end of period (in thousands)..           -           -         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.767  $   13.130  $ 11.896   $ 13.252
Accumulation unit value at end of period..................................  $   18.937  $   17.767  $ 13.130   $ 11.896
Number of accumulation units outstanding at end of period (in thousands)..          14          12        17         14
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.453  $   18.128  $ 15.554   $ 15.394
Accumulation unit value at end of period..................................  $   23.641  $   18.453  $ 18.128   $ 15.554
Number of accumulation units outstanding at end of period (in thousands)..          26          28        43         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   28.458  $   28.309  $ 24.595   $ 23.150
Accumulation unit value at end of period..................................  $   36.007  $   28.458  $ 28.309   $ 24.595
Number of accumulation units outstanding at end of period (in thousands)..          25          24        25         30
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.966  $   11.631  $  9.961   $ 10.114
Accumulation unit value at end of period..................................  $   16.460  $   15.966  $ 11.631   $  9.961
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.134  $   12.639  $ 10.960   $ 11.486
Accumulation unit value at end of period..................................  $   17.445  $   17.134  $ 12.639   $ 10.960
Number of accumulation units outstanding at end of period (in thousands)..          21          20        23         25
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.860  $   11.604  $ 10.223   $ 10.148
Accumulation unit value at end of period..................................  $   16.204  $   15.860  $ 11.604   $ 10.223
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.659  $   13.082  $ 11.671   $ 11.866
Accumulation unit value at end of period..................................  $   17.818  $   17.659  $ 13.082   $ 11.671
Number of accumulation units outstanding at end of period (in thousands)..           6           6         7         10

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 19.090  $ 14.905   $ 23.732  $  16.788
Accumulation unit value at end of period..................................  $ 23.150  $ 19.090   $ 14.905  $  23.732
Number of accumulation units outstanding at end of period (in thousands)..        20        19         12          5
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.386  $  8.081   $ 12.742  $  11.896
Accumulation unit value at end of period..................................  $ 11.486  $  9.386   $  8.081  $  12.742
Number of accumulation units outstanding at end of period (in thousands)..        29        29          6          4
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.345  $  7.863   $ 11.614  $  12.345
Accumulation unit value at end of period..................................  $ 11.866  $  9.345   $  7.863  $  11.614
Number of accumulation units outstanding at end of period (in thousands)..         7         4          1          0


                                  APP I-36

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   35.220  $   25.174  $ 21.271   $ 21.613
Accumulation unit value at end of period..................................  $   37.920  $   35.220  $ 25.174   $ 21.271
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   33.160  $   24.000  $ 20.534   $ 21.060
Accumulation unit value at end of period..................................  $   35.259  $   33.160  $ 24.000   $ 20.534
Number of accumulation units outstanding at end of period (in thousands)..           2           3         2          2
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   37.855  $   26.241  $ 21.422   $ 21.780
Accumulation unit value at end of period..................................  $   40.558  $   37.855  $ 26.241   $ 21.421
Number of accumulation units outstanding at end of period (in thousands)..          10          12        14         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   35.642  $   25.017  $ 20.679   $ 22.809
Accumulation unit value at end of period..................................  $   37.712  $   35.642  $ 25.017   $ 20.679
Number of accumulation units outstanding at end of period (in thousands)..           8           8         5          3
INVESCO VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.383  $   10.854  $  9.223   $  9.152
Accumulation unit value at end of period..................................  $   15.334  $   14.383  $ 10.854   $  9.223
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.903  $   10.624  $  9.141   $ 10.277
Accumulation unit value at end of period..................................  $   14.638  $   13.903  $ 10.624   $  9.141
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.695  $   15.038  $ 12.601   $ 13.486
Accumulation unit value at end of period..................................  $   17.759  $   18.695  $ 15.038   $ 12.601
Number of accumulation units outstanding at end of period (in thousands)..          17          16        15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.602  $   14.337  $ 12.164   $ 13.341
Accumulation unit value at end of period..................................  $   16.512  $   17.602  $ 14.337   $ 12.164
Number of accumulation units outstanding at end of period (in thousands)..          24          24        30         20

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.831  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 22.809  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
INVESCO VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.307  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.341  $ 12.307   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         7         0          -          -


                                  APP I-37

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    8.161  $    7.543  $  7.506   $  8.004
Accumulation unit value at end of period..................................  $    7.087  $    8.161  $  7.543   $  7.506
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.601  $    9.921  $  9.997   $ 12.878
Accumulation unit value at end of period..................................  $    9.091  $   10.601  $  9.921   $  9.997
Number of accumulation units outstanding at end of period (in thousands)..          60          59        56         60
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.250  $   11.978  $ 10.834   $ 10.971
Accumulation unit value at end of period..................................  $   18.104  $   16.250  $ 11.978   $ 10.834
Number of accumulation units outstanding at end of period (in thousands)..           -           -        41          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.347  $   12.947  $ 11.858   $ 11.766
Accumulation unit value at end of period..................................  $   19.086  $   17.347  $ 12.947   $ 11.858
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          3
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.024  $   15.797  $ 12.475   $ 12.865
Accumulation unit value at end of period..................................  $   25.066  $   24.024  $ 15.797   $ 12.475
Number of accumulation units outstanding at end of period (in thousands)..           -           6         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.110  $   14.721  $ 11.772   $ 12.432
Accumulation unit value at end of period..................................  $   22.783  $   22.110  $ 14.721   $ 11.772
Number of accumulation units outstanding at end of period (in thousands)..          11          11        12         11
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.939  $   14.201  $ 12.602   $ 12.609
Accumulation unit value at end of period..................................  $   18.310  $   16.939  $ 14.201   $ 12.602
Number of accumulation units outstanding at end of period (in thousands)..          26          26        31         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.014  $   13.595  $ 12.216   $ 12.239
Accumulation unit value at end of period..................................  $   17.096  $   16.014  $ 13.595   $ 12.216
Number of accumulation units outstanding at end of period (in thousands)..          16          12        13          7

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.126  $  6.433   $ 16.820  $  14.368
Accumulation unit value at end of period..................................  $ 12.878  $ 11.126   $  6.433  $  16.820
Number of accumulation units outstanding at end of period (in thousands)..        41        39         19          9
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.439  $  8.478   $ 13.863  $  11.784
Accumulation unit value at end of period..................................  $ 11.766  $ 10.439   $  8.478  $  13.863
Number of accumulation units outstanding at end of period (in thousands)..         3         3          0          -
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.346  $  8.218   $ 11.497  $  10.563
Accumulation unit value at end of period..................................  $ 12.432  $ 11.346   $  8.218  $  11.497
Number of accumulation units outstanding at end of period (in thousands)..         7         3          0          -
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.528  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.239  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -


                                  APP I-38

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.045  $   18.451  $ 15.726   $ 15.759
Accumulation unit value at end of period..................................  $   26.846  $   24.045  $ 18.451   $ 15.726
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.733  $   17.664  $ 15.244   $ 15.768
Accumulation unit value at end of period..................................  $   25.066  $   22.733  $ 17.664   $ 15.244
Number of accumulation units outstanding at end of period (in thousands)..           9           9        11          9
JANUS FLEXIBLE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.051  $   13.108  $ 12.187   $ 12.084
Accumulation unit value at end of period..................................  $   13.646  $   13.051  $ 13.108   $ 12.187
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.338  $   12.548  $ 11.813   $ 11.259
Accumulation unit value at end of period..................................  $   12.741  $   12.338  $ 12.548   $ 11.813
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.718  $   20.283  $ 16.404   $ 17.120
Accumulation unit value at end of period..................................  $   29.007  $   26.718  $ 20.283   $ 16.404
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.033  $   17.705  $ 14.499   $ 15.842
Accumulation unit value at end of period..................................  $   24.696  $   23.033  $ 17.705   $ 14.499
Number of accumulation units outstanding at end of period (in thousands)..          28          26        35         29
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.719  $   11.372  $ 10.145   $ 11.704
Accumulation unit value at end of period..................................  $   10.946  $   12.719  $ 11.372   $ 10.145
Number of accumulation units outstanding at end of period (in thousands)..           -           0       171        137
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.024  $   10.886  $  9.834   $ 14.845
Accumulation unit value at end of period..................................  $   10.220  $   12.024  $ 10.886   $  9.834
Number of accumulation units outstanding at end of period (in thousands)..          43          51        57         50

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.726  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 15.768  $ 12.726   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         7         5          -          -
JANUS FLEXIBLE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.622  $ 11.425   $ 10.898  $  10.917
Accumulation unit value at end of period..................................  $ 11.259  $ 10.622   $ 11.425  $  10.898
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.188  $ 10.714   $ 19.381  $  14.476
Accumulation unit value at end of period..................................  $ 15.842  $ 15.188   $ 10.714  $  19.381
Number of accumulation units outstanding at end of period (in thousands)..        30        34         11          4
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.634  $ 14.302   $ 28.405  $  22.801
Accumulation unit value at end of period..................................  $ 14.845  $ 12.634   $ 14.302  $  28.405
Number of accumulation units outstanding at end of period (in thousands)..        56        46         22         14


                                  APP I-39

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.847  $   13.099  $ 12.497   $ 12.384
Accumulation unit value at end of period..................................  $   13.495  $   12.847  $ 13.099   $ 12.497
Number of accumulation units outstanding at end of period (in thousands)..          22          44        46         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.096  $   12.488  $ 12.063   $ 11.397
Accumulation unit value at end of period..................................  $   12.547  $   12.096  $ 12.488   $ 12.063
Number of accumulation units outstanding at end of period (in thousands)..           8           8         6          5
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   33.761  $   24.867  $ 21.115   $ 20.670
Accumulation unit value at end of period..................................  $   36.123  $   33.761  $ 24.867   $ 21.115
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   31.787  $   23.707  $ 20.383   $ 20.115
Accumulation unit value at end of period..................................  $   33.588  $   31.787  $ 23.707   $ 20.383
Number of accumulation units outstanding at end of period (in thousands)..           1           2         1          2
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   38.703  $   26.177  $ 23.324   $ 23.442
Accumulation unit value at end of period..................................  $   38.619  $   38.703  $ 26.177   $ 23.324
Number of accumulation units outstanding at end of period (in thousands)..           -           -        18         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   36.440  $   24.956  $ 22.515   $ 23.633
Accumulation unit value at end of period..................................  $   35.909  $   36.440  $ 24.956   $ 22.515
Number of accumulation units outstanding at end of period (in thousands)..           7           8        10         10
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   36.396  $   26.729  $ 22.241   $ 21.910
Accumulation unit value at end of period..................................  $   37.852  $   36.396  $ 26.729   $ 22.241
Number of accumulation units outstanding at end of period (in thousands)..          18          16        16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   34.267  $   25.483  $ 21.470   $ 22.679
Accumulation unit value at end of period..................................  $   35.196  $   34.267  $ 25.483   $ 21.470
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.165  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 20.115  $ 16.165   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         1          -          -
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-40

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.216  $   11.088  $  9.859   $  9.941
Accumulation unit value at end of period..................................  $   12.894  $   12.216  $ 11.088   $  9.859
Number of accumulation units outstanding at end of period (in thousands)..          33          29        24          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.782  $   10.829  $  9.750   $ 10.369
Accumulation unit value at end of period..................................  $   12.282  $   11.782  $ 10.829   $  9.750
Number of accumulation units outstanding at end of period (in thousands)..          49          17         1          0
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.616  $   11.123  $  9.733   $  9.823
Accumulation unit value at end of period..................................  $   13.460  $   12.616  $ 11.123   $  9.733
Number of accumulation units outstanding at end of period (in thousands)..          26          36        34         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.169  $   10.863  $  9.625   $ 10.396
Accumulation unit value at end of period..................................  $   12.822  $   12.169  $ 10.863   $  9.625
Number of accumulation units outstanding at end of period (in thousands)..         106           8         4          2
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.906  $   11.045  $  9.536   $  9.665
Accumulation unit value at end of period..................................  $   13.828  $   12.906  $ 11.045   $  9.536
Number of accumulation units outstanding at end of period (in thousands)..          32          14        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.448  $   10.788  $  9.430   $ 10.429
Accumulation unit value at end of period..................................  $   13.173  $   12.448  $ 10.788   $  9.430
Number of accumulation units outstanding at end of period (in thousands)..         142          60        48          8
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.103  $   10.948  $  9.367   $  9.515
Accumulation unit value at end of period..................................  $   14.076  $   13.103  $ 10.948   $  9.367
Number of accumulation units outstanding at end of period (in thousands)..          10         101        80         68
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.638  $   10.693  $  9.264   $ 10.000
Accumulation unit value at end of period..................................  $   13.408  $   12.638  $ 10.693   $  9.264
Number of accumulation units outstanding at end of period (in thousands)..         110          38         9          7

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-41

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.314  $   10.926  $  9.269   $  9.430
Accumulation unit value at end of period..................................  $   14.323  $   13.314  $ 10.926   $  9.269
Number of accumulation units outstanding at end of period (in thousands)..          45          15        10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.842  $   10.671  $  9.166   $ 10.474
Accumulation unit value at end of period..................................  $   13.643  $   12.842  $ 10.671   $  9.166
Number of accumulation units outstanding at end of period (in thousands)..          45           9         8          5
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.408  $   10.921  $  9.260   $  9.416
Accumulation unit value at end of period..................................  $   14.431  $   13.408  $ 10.921   $  9.260
Number of accumulation units outstanding at end of period (in thousands)..          26          57        47         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.933  $   10.666  $  9.157   $ 10.475
Accumulation unit value at end of period..................................  $   13.747  $   12.933  $ 10.666   $  9.157
Number of accumulation units outstanding at end of period (in thousands)..          37           7         1          1
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.420  $   10.933  $  9.256   $  9.423
Accumulation unit value at end of period..................................  $   14.434  $   13.420  $ 10.933   $  9.255
Number of accumulation units outstanding at end of period (in thousands)..          31          13        10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.944  $   10.678  $  9.153   $ 10.466
Accumulation unit value at end of period..................................  $   13.749  $   12.944  $ 10.678   $  9.153
Number of accumulation units outstanding at end of period (in thousands)..          54           5         1          1
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.409  $   10.924  $  9.257   $  9.416
Accumulation unit value at end of period..................................  $   14.422  $   13.409  $ 10.924   $  9.257
Number of accumulation units outstanding at end of period (in thousands)..          11          86        71         54
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.934  $   10.669  $  9.155   $ 10.468
Accumulation unit value at end of period..................................  $   13.738  $   12.934  $ 10.669   $  9.155
Number of accumulation units outstanding at end of period (in thousands)..          30           4         0          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-42

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.063  $   10.642  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.060  $   13.063  $ 10.642   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.785  $   10.546  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.590  $   12.785  $ 10.546   $      -
Number of accumulation units outstanding at end of period (in thousands)..           3           1         -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.852  $   11.013  $ 10.012   $ 10.067
Accumulation unit value at end of period..................................  $   12.438  $   11.852  $ 11.013   $ 10.012
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.432  $   10.756  $  9.902   $ 10.309
Accumulation unit value at end of period..................................  $   11.848  $   11.432  $ 10.756   $  9.902
Number of accumulation units outstanding at end of period (in thousands)..          17          17        11         20
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.128  $   11.080  $ 10.012   $ 10.066
Accumulation unit value at end of period..................................  $   12.701  $   12.128  $ 11.080   $ 10.012
Number of accumulation units outstanding at end of period (in thousands)..          43          67        47          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.134  $   12.150  $ 11.116   $ 11.116
Accumulation unit value at end of period..................................  $   13.583  $   13.134  $ 12.150   $ 11.116
Number of accumulation units outstanding at end of period (in thousands)..         174         183       234        213
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.807  $   10.408  $  9.231   $  9.330
Accumulation unit value at end of period..................................  $   12.396  $   11.807  $ 10.408   $  9.231
Number of accumulation units outstanding at end of period (in thousands)..          85          93        74         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.153  $   11.740  $ 10.543   $ 10.769
Accumulation unit value at end of period..................................  $   13.636  $   13.153  $ 11.740   $ 10.543
Number of accumulation units outstanding at end of period (in thousands)..         203         220       203        152

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.181  $  8.421   $ 11.456  $  11.872
Accumulation unit value at end of period..................................  $ 11.116  $ 10.181   $  8.421  $  11.456
Number of accumulation units outstanding at end of period (in thousands)..       165       129         73         27
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.777  $  7.888   $ 11.607  $  12.247
Accumulation unit value at end of period..................................  $ 10.769  $  9.777   $  7.888  $  11.607
Number of accumulation units outstanding at end of period (in thousands)..       115        75         41          8


                                  APP I-43

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.484  $    9.841  $  8.601   $  8.728
Accumulation unit value at end of period..................................  $   12.084  $   11.484  $  9.841   $  8.601
Number of accumulation units outstanding at end of period (in thousands)..          74          90        81         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.103  $   11.369  $ 10.062   $ 10.466
Accumulation unit value at end of period..................................  $   13.617  $   13.103  $ 11.369   $ 10.062
Number of accumulation units outstanding at end of period (in thousands)..         183         178       176        149
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.218  $   10.956  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.823  $   12.218  $ 10.956   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.921  $   10.824  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.357  $   11.921  $ 10.824   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           4         0          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.756  $   11.085  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.416  $   12.756  $ 11.085   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.446  $   10.952  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.927  $   12.446  $ 10.952   $      -
Number of accumulation units outstanding at end of period (in thousands)..           6           1         0          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.240  $   11.204  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.951  $   13.240  $ 11.204   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.919  $   11.070  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.443  $   12.919  $ 11.070   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.428  $  7.467   $ 11.735  $  12.575
Accumulation unit value at end of period..................................  $ 10.466  $  9.428   $  7.467  $  11.735
Number of accumulation units outstanding at end of period (in thousands)..       102        77         34          8
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-44

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.609  $   11.274  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.371  $   13.609  $ 11.274   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.278  $   11.139  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.848  $   13.278  $ 11.139   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.088  $   12.354  $ 11.390   $ 11.401
Accumulation unit value at end of period..................................  $   13.684  $   13.088  $ 12.354   $ 11.390
Number of accumulation units outstanding at end of period (in thousands)..          41          39        48          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.426  $   12.833  $ 11.981   $ 11.710
Accumulation unit value at end of period..................................  $   13.864  $   13.426  $ 12.833   $ 11.981
Number of accumulation units outstanding at end of period (in thousands)..          49          49        58         67
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.845  $   13.291  $ 12.026   $ 12.340
Accumulation unit value at end of period..................................  $   17.056  $   16.845  $ 13.291   $ 12.026
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.054  $   12.826  $ 11.751   $ 11.723
Accumulation unit value at end of period..................................  $   16.053  $   16.054  $ 12.826   $ 11.751
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.060  $   13.518  $ 12.068   $ 12.061
Accumulation unit value at end of period..................................  $   18.553  $   18.060  $ 13.518   $ 12.068
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.213  $   13.045  $ 11.793   $ 11.887
Accumulation unit value at end of period..................................  $   17.463  $   17.213  $ 13.045   $ 11.793
Number of accumulation units outstanding at end of period (in thousands)..           4           4         3          3

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.866  $  9.327   $ 11.143  $  11.188
Accumulation unit value at end of period..................................  $ 11.710  $ 10.866   $  9.327  $  11.143
Number of accumulation units outstanding at end of period (in thousands)..        59        44          5          2
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-45

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.758  $   18.757  $ 16.392   $ 16.702
Accumulation unit value at end of period..................................  $   20.582  $   19.758  $ 18.757   $ 16.391
Number of accumulation units outstanding at end of period (in thousands)..           6           5         6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.602  $   17.882  $ 15.823   $ 15.525
Accumulation unit value at end of period..................................  $   19.137  $   18.602  $ 17.882   $ 15.823
Number of accumulation units outstanding at end of period (in thousands)..          16          14        15         10
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.834  $    8.955  $  7.726   $  7.703
Accumulation unit value at end of period..................................  $   13.262  $   11.834  $  8.955   $  7.726
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.233  $   10.139  $  8.858   $  9.732
Accumulation unit value at end of period..................................  $   14.645  $   13.233  $ 10.139   $  8.858
Number of accumulation units outstanding at end of period (in thousands)..          16          16        20         25
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.468  $   14.350  $ 12.668   $ 12.647
Accumulation unit value at end of period..................................  $   16.165  $   15.468  $ 14.350   $ 12.668
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.993  $   15.023  $ 13.430   $ 13.092
Accumulation unit value at end of period..................................  $   16.507  $   15.993  $ 15.023   $ 13.430
Number of accumulation units outstanding at end of period (in thousands)..          43          38        51         56
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.377  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   35.005  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.106  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   14.440  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.919  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 15.525  $ 13.919   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         7         0          -          -
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.622  $  7.313   $ 11.779  $  12.253
Accumulation unit value at end of period..................................  $  9.732  $  8.622   $  7.313  $  11.779
Number of accumulation units outstanding at end of period (in thousands)..        38        33         10          -
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.731  $  8.770   $ 11.138  $  11.225
Accumulation unit value at end of period..................................  $ 13.092  $ 11.731   $  8.770  $  11.138
Number of accumulation units outstanding at end of period (in thousands)..        47        39          7          5
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-46

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.591  $   13.099  $ 11.866   $ 12.049
Accumulation unit value at end of period..................................  $   21.260  $   20.591  $ 13.099   $ 11.866
Number of accumulation units outstanding at end of period (in thousands)..          25          40        45         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.982  $   12.228  $ 11.216   $ 11.549
Accumulation unit value at end of period..................................  $   19.356  $   18.982  $ 12.228   $ 11.216
Number of accumulation units outstanding at end of period (in thousands)..          28          19        19          8
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.753  $   15.921  $ 14.377   $ 14.490
Accumulation unit value at end of period..................................  $   23.260  $   21.753  $ 15.921   $ 14.377
Number of accumulation units outstanding at end of period (in thousands)..          35          42        50         41
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.053  $   14.861  $ 13.589   $ 14.322
Accumulation unit value at end of period..................................  $   21.176  $   20.053  $ 14.861   $ 13.589
Number of accumulation units outstanding at end of period (in thousands)..          24          30        43         42
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.312  $    8.433  $  7.356   $  7.721
Accumulation unit value at end of period..................................  $    9.337  $   10.312  $  8.433   $  7.355
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.984  $   10.751  $  9.495   $ 10.953
Accumulation unit value at end of period..................................  $   11.609  $   12.984  $ 10.751   $  9.495
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          4
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.488  $   12.850  $      -   $      -
Accumulation unit value at end of period..................................  $   19.082  $   17.488  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.668  $   12.400  $      -   $      -
Accumulation unit value at end of period..................................  $   17.961  $   16.668  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          43          53         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.413  $  7.916   $ 13.972  $  13.864
Accumulation unit value at end of period..................................  $ 10.953  $ 10.413   $  7.916  $  13.972
Number of accumulation units outstanding at end of period (in thousands)..         2         2          0          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-47

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.940  $   21.188  $ 17.778   $ 18.018
Accumulation unit value at end of period..................................  $   31.005  $   27.940  $ 21.188   $ 17.778
Number of accumulation units outstanding at end of period (in thousands)..          30          29        23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   26.306  $   20.200  $ 17.162   $ 17.698
Accumulation unit value at end of period..................................  $   28.829  $   26.306  $ 20.200   $ 17.162
Number of accumulation units outstanding at end of period (in thousands)..          10           8         5          4
MASSMUTUAL RETIRESMART(SM) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.217  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.127  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MASSMUTUAL RETIRESMART(SM) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.225  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.135  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.236  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.146  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          12           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-48

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.243  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.153  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          12           -         -          -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.236  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.146  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          18           -         -          -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.255  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.014  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.164  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          17           -         -          -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.258  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.168  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          24           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-49

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.278  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.187  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           -         -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.020  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.287  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.019  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.196  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          11           -         -          -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.286  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.027  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.196  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.009  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.182  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.008  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.092  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-50

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.837  $   16.284  $ 13.959   $ 14.063
Accumulation unit value at end of period..................................  $   24.262  $   21.837  $ 16.284   $ 13.959
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.628  $   15.576  $ 13.520   $ 13.847
Accumulation unit value at end of period..................................  $   22.635  $   20.628  $ 15.576   $ 13.520
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          0
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.278  $   12.652  $ 12.393   $ 12.246
Accumulation unit value at end of period..................................  $   12.847  $   12.278  $ 12.652   $ 12.393
Number of accumulation units outstanding at end of period (in thousands)..         208         187       141          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.438  $   11.935  $ 11.838   $ 11.182
Accumulation unit value at end of period..................................  $   11.820  $   11.438  $ 11.935   $ 11.838
Number of accumulation units outstanding at end of period (in thousands)..          44          60        70         64
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.202  $   11.153  $  9.522   $  9.734
Accumulation unit value at end of period..................................  $   16.496  $   15.202  $ 11.153   $  9.522
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.734  $   10.945  $  9.462   $ 10.000
Accumulation unit value at end of period..................................  $   15.789  $   14.734  $ 10.945   $  9.462
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          0
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   50.358  $   42.153  $ 33.802   $ 35.289
Accumulation unit value at end of period..................................  $   48.899  $   50.358  $ 42.153   $ 33.802
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.901  $   13.477  $ 10.942   $ 12.341
Accumulation unit value at end of period..................................  $   15.244  $   15.901  $ 13.477   $ 10.942
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.977  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.847  $ 11.977   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.824  $ 10.514   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 11.182  $ 10.824   $ 10.514  $       -
Number of accumulation units outstanding at end of period (in thousands)..        48        46          1          -
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.233  $  7.029   $ 12.703  $  11.828
Accumulation unit value at end of period..................................  $ 12.341  $ 10.233   $  7.029  $  12.703
Number of accumulation units outstanding at end of period (in thousands)..         0         1          1          1


                                  APP I-51

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.125  $   20.511  $ 17.717   $ 18.079
Accumulation unit value at end of period..................................  $   26.464  $   26.125  $ 20.511   $ 17.717
Number of accumulation units outstanding at end of period (in thousands)..         116          81        59         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.597  $   19.554  $ 17.102   $ 17.657
Accumulation unit value at end of period..................................  $   24.606  $   24.597  $ 19.554   $ 17.102
Number of accumulation units outstanding at end of period (in thousands)..           6           5         3          2
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.373  $   10.204  $  8.444   $  8.976
Accumulation unit value at end of period..................................  $   13.291  $   14.373  $ 10.204   $  8.444
Number of accumulation units outstanding at end of period (in thousands)..          39          33        34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.863  $    9.966  $  8.351   $ 10.648
Accumulation unit value at end of period..................................  $   12.660  $   13.863  $  9.966   $  8.351
Number of accumulation units outstanding at end of period (in thousands)..           5           4         1          0
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.171  $   14.334  $ 13.345   $ 13.278
Accumulation unit value at end of period..................................  $   14.962  $   14.171  $ 14.334   $ 13.345
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.754  $   14.088  $ 13.281   $ 12.642
Accumulation unit value at end of period..................................  $   14.342  $   13.754  $ 14.088   $ 13.281
Number of accumulation units outstanding at end of period (in thousands)..           3           3         2          1
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.581  $    8.918  $  7.645   $  8.066
Accumulation unit value at end of period..................................  $    9.845  $   10.581  $  8.918   $  7.645
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.857  $    8.412  $  7.302   $  8.291
Accumulation unit value at end of period..................................  $    9.057  $    9.857  $  8.412   $  7.301
Number of accumulation units outstanding at end of period (in thousands)..          78          66        60         49

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.830  $  9.927   $ 10.716  $  10.500
Accumulation unit value at end of period..................................  $ 12.642  $ 11.830   $  9.927  $  10.716
Number of accumulation units outstanding at end of period (in thousands)..         1         3          2          1
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.569  $  5.846   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  8.291  $  7.569   $  5.846  $       -
Number of accumulation units outstanding at end of period (in thousands)..        26        21          0          -


                                  APP I-52

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   34.704  $   25.660  $ 22.458   $ 23.429
Accumulation unit value at end of period..................................  $   38.275  $   34.704  $ 25.660   $ 22.458
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   32.675  $   24.463  $ 21.680   $ 21.700
Accumulation unit value at end of period..................................  $   35.589  $   32.675  $ 24.463   $ 21.680
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.379  $   11.256  $ 10.112   $ 10.091
Accumulation unit value at end of period..................................  $   14.493  $   13.379  $ 11.256   $ 10.112
Number of accumulation units outstanding at end of period (in thousands)..          79          60        60         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.279  $   12.165  $ 11.065   $ 11.004
Accumulation unit value at end of period..................................  $   15.276  $   14.279  $ 12.165   $ 11.065
Number of accumulation units outstanding at end of period (in thousands)..          33          34        33         28
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.571  $   12.125  $ 10.697   $ 10.709
Accumulation unit value at end of period..................................  $   16.405  $   14.571  $ 12.125   $ 10.697
Number of accumulation units outstanding at end of period (in thousands)..           -           5         4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.378  $   15.485  $ 13.833   $ 13.141
Accumulation unit value at end of period..................................  $   20.434  $   18.378  $ 15.485   $ 13.833
Number of accumulation units outstanding at end of period (in thousands)..          35          34        33         31
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.237  $   10.507  $  9.047   $  9.026
Accumulation unit value at end of period..................................  $   15.703  $   14.237  $ 10.507   $  9.047
Number of accumulation units outstanding at end of period (in thousands)..         295         217       208        114
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.102  $    9.791  $  8.537   $  8.662
Accumulation unit value at end of period..................................  $   14.272  $   13.102  $  9.791   $  8.537
Number of accumulation units outstanding at end of period (in thousands)..          58          48        58         52

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.121  $  8.665   $ 11.319  $  11.637
Accumulation unit value at end of period..................................  $ 11.004  $ 10.121   $  8.665  $  11.319
Number of accumulation units outstanding at end of period (in thousands)..        21        19          3          0
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.722  $  8.931   $ 14.483  $  13.916
Accumulation unit value at end of period..................................  $ 13.141  $ 11.722   $  8.931  $  14.483
Number of accumulation units outstanding at end of period (in thousands)..        19        16          8          0
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.873  $  6.616   $  9.971  $  10.279
Accumulation unit value at end of period..................................  $  8.662  $  7.873   $  6.616  $   9.971
Number of accumulation units outstanding at end of period (in thousands)..        35        21          0          -


                                  APP I-53

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.879  $   12.968   $ 11.708   $ 11.637
Accumulation unit value at end of period..................................  $   19.723  $   17.879   $ 12.968   $ 11.708
Number of accumulation units outstanding at end of period (in thousands)..           -           1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.040  $   12.515   $ 11.441   $ 11.955
Accumulation unit value at end of period..................................  $   18.564  $   17.040   $ 12.515   $ 11.441
Number of accumulation units outstanding at end of period (in thousands)..          11           9          8          4
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.668  $   10.628   $  9.182   $  9.165
Accumulation unit value at end of period..................................  $   15.299  $   14.668   $ 10.628   $  9.182
Number of accumulation units outstanding at end of period (in thousands)..           2           2          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.149  $   10.380   $  9.081   $ 10.630
Accumulation unit value at end of period..................................  $   14.573  $   14.149   $ 10.380   $  9.081
Number of accumulation units outstanding at end of period (in thousands)..           1           1          1          0
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.330  $    8.493   $  8.318   $  8.904
Accumulation unit value at end of period..................................  $    9.449  $   10.330   $  8.493   $  8.318
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.964  $    8.295   $  8.226   $ 10.298
Accumulation unit value at end of period..................................  $    9.001  $    9.964   $  8.295   $  8.226
Number of accumulation units outstanding at end of period (in thousands)..           1           1          1          0
OPPENHEIMER CAPITAL INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.670  $    8.856   $  7.973   $  7.981
Accumulation unit value at end of period..................................  $   10.130  $    9.670   $  8.856   $  7.972
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.768  $    9.985   $  9.102   $  8.844
Accumulation unit value at end of period..................................  $   11.139  $   10.768   $  9.985   $  9.102
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER CAPITAL INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.022  $  6.878   $ 11.063  $  12.124
Accumulation unit value at end of period..................................  $  8.844  $  8.022   $  6.878  $  11.063
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -


                                  APP I-54

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.356  $    9.512  $  8.373   $  8.487
Accumulation unit value at end of period..................................  $   13.939  $   12.356  $  9.512   $  8.373
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.517  $   11.317  $ 10.087   $ 10.519
Accumulation unit value at end of period..................................  $   16.173  $   14.517  $ 11.317   $ 10.087
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.958  $   11.364  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.461  $   14.958  $ 11.364   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.595  $   11.228  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.862  $   14.595  $ 11.228   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  115.632  $   91.212  $ 75.539   $ 79.278
Accumulation unit value at end of period..................................  $  118.018  $  115.632  $ 91.212   $ 75.539
Number of accumulation units outstanding at end of period (in thousands)..          12          12        12          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.961  $   17.541  $ 14.710   $ 16.313
Accumulation unit value at end of period..................................  $   22.136  $   21.961  $ 17.541   $ 14.710
Number of accumulation units outstanding at end of period (in thousands)..          29          33        31         31
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.163  $   14.227  $ 12.523   $ 12.608
Accumulation unit value at end of period..................................  $   14.537  $   14.163  $ 14.227   $ 12.523
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.433  $   14.681  $ 13.084   $ 13.134
Accumulation unit value at end of period..................................  $   14.631  $   14.433  $ 14.681   $ 13.084
Number of accumulation units outstanding at end of period (in thousands)..          13          13        18         11

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.509  $  6.938   $ 12.507  $  12.914
Accumulation unit value at end of period..................................  $ 10.519  $  9.509   $  6.938  $  12.507
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          0
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.279  $ 10.387   $ 17.835  $  17.042
Accumulation unit value at end of period..................................  $ 16.313  $ 14.279   $ 10.387  $  17.835
Number of accumulation units outstanding at end of period (in thousands)..        28        26         25         22
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-55

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    7.020  $   13.455  $ 14.809   $ 17.382
Accumulation unit value at end of period..................................  $    5.940  $    7.020  $ 13.455   $ 14.809
Number of accumulation units outstanding at end of period (in thousands)..           -           9         8          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.853  $   19.123  $ 21.311   $ 29.040
Accumulation unit value at end of period..................................  $    8.233  $    9.853  $ 19.123   $ 21.311
Number of accumulation units outstanding at end of period (in thousands)..          39          33        29         30
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.808  $   14.450  $ 13.007   $ 13.235
Accumulation unit value at end of period..................................  $   13.853  $   13.808  $ 14.450   $ 13.006
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.467  $   15.331  $ 13.972   $ 14.186
Accumulation unit value at end of period..................................  $   14.334  $   14.467  $ 15.331   $ 13.972
Number of accumulation units outstanding at end of period (in thousands)..          75          83       113        120
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.796  $   11.891  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.870  $   14.796  $ 11.891   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.437  $   11.749  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.365  $   14.437  $ 11.749   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           3         -          -
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.969  $   10.366  $  8.524   $  8.936
Accumulation unit value at end of period..................................  $   12.032  $   12.969  $ 10.366   $  8.524
Number of accumulation units outstanding at end of period (in thousands)..         238         221         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.565  $   14.216  $ 11.836   $ 12.987
Accumulation unit value at end of period..................................  $   16.094  $   17.565  $ 14.216   $ 11.836
Number of accumulation units outstanding at end of period (in thousands)..          10          11        14         11

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 19.032  $ 10.747   $ 17.871  $  15.738
Accumulation unit value at end of period..................................  $ 29.040  $ 19.032   $ 10.747  $  17.871
Number of accumulation units outstanding at end of period (in thousands)..        22        18          9          2
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.360  $ 11.923   $ 12.152  $  11.388
Accumulation unit value at end of period..................................  $ 14.186  $ 13.360   $ 11.923  $  12.152
Number of accumulation units outstanding at end of period (in thousands)..       104        89         28          7
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.466  $  8.426   $ 14.589  $  14.855
Accumulation unit value at end of period..................................  $ 12.987  $ 11.466   $  8.426  $  14.589
Number of accumulation units outstanding at end of period (in thousands)..         8         7          2          0


                                  APP I-56

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.464  $   10.236  $  8.782   $  8.685
Accumulation unit value at end of period..................................  $   14.873  $   13.464  $ 10.236   $  8.782
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.397  $    9.543  $  8.291   $  8.414
Accumulation unit value at end of period..................................  $   13.524  $   12.397  $  9.543   $  8.291
Number of accumulation units outstanding at end of period (in thousands)..           9          10        12         10
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.075  $   10.551  $  9.036   $  9.077
Accumulation unit value at end of period..................................  $   15.802  $   14.075  $ 10.551   $  9.036
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.415  $   11.701  $ 10.147   $ 10.554
Accumulation unit value at end of period..................................  $   17.092  $   15.415  $ 11.701   $ 10.147
Number of accumulation units outstanding at end of period (in thousands)..          20          19        26         28
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.149  $   10.178  $  8.777   $  8.709
Accumulation unit value at end of period..................................  $   14.125  $   13.149  $ 10.178   $  8.777
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.148  $   11.872  $ 10.367   $ 10.814
Accumulation unit value at end of period..................................  $   16.070  $   15.148  $ 11.872   $ 10.366
Number of accumulation units outstanding at end of period (in thousands)..          16          15        16         25
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.787  $   10.490  $  9.070   $  8.977
Accumulation unit value at end of period..................................  $   14.175  $   10.787  $ 10.490   $  9.070
Number of accumulation units outstanding at end of period (in thousands)..          26          24         6          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.928  $    9.775  $  8.559   $  8.016
Accumulation unit value at end of period..................................  $   12.883  $    9.928  $  9.775   $  8.559
Number of accumulation units outstanding at end of period (in thousands)..          33          23        21         13

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.358  $  5.786   $  9.565  $  10.110
Accumulation unit value at end of period..................................  $  8.414  $  7.358   $  5.786  $   9.565
Number of accumulation units outstanding at end of period (in thousands)..        10         6          0          -
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.678  $  6.416   $ 10.527  $  12.120
Accumulation unit value at end of period..................................  $ 10.554  $  8.678   $  6.416  $  10.527
Number of accumulation units outstanding at end of period (in thousands)..        30        28         19         10
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.372  $  7.196   $ 11.863  $  12.663
Accumulation unit value at end of period..................................  $ 10.814  $  9.372   $  7.196  $  11.863
Number of accumulation units outstanding at end of period (in thousands)..        20        17         10          6
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  6.382  $  4.972   $  8.291  $  10.076
Accumulation unit value at end of period..................................  $  8.016  $  6.382   $  4.972  $   8.291
Number of accumulation units outstanding at end of period (in thousands)..         9         9          0          -


                                  APP I-57

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.467  $   10.501  $  9.592   $  9.727
Accumulation unit value at end of period..................................  $   15.995  $   14.467  $ 10.501   $  9.591
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.373  $   10.564  $  9.770   $ 10.698
Accumulation unit value at end of period..................................  $   15.694  $   14.373  $ 10.564   $  9.770
Number of accumulation units outstanding at end of period (in thousands)..           9           8        14         11
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.970  $   15.102  $ 13.730   $ 13.827
Accumulation unit value at end of period..................................  $   20.629  $   18.970  $ 15.102   $ 13.730
Number of accumulation units outstanding at end of period (in thousands)..           -           -        19         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.935  $   14.457  $ 13.309   $ 13.855
Accumulation unit value at end of period..................................  $   19.262  $   17.935  $ 14.457   $ 13.309
Number of accumulation units outstanding at end of period (in thousands)..          10           8         6          4
PIMCO EMERGING MARKETS BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.685  $   15.789  $ 13.568   $ 13.567
Accumulation unit value at end of period..................................  $   14.779  $   14.685  $ 15.789   $ 13.568
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.246  $   16.599  $ 14.443   $ 13.759
Accumulation unit value at end of period..................................  $   15.154  $   15.246  $ 16.599   $ 14.443
Number of accumulation units outstanding at end of period (in thousands)..           8          10        16         19
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.301  $   15.787  $ 14.506   $ 14.440
Accumulation unit value at end of period..................................  $   14.731  $   14.301  $ 15.787   $ 14.506
Number of accumulation units outstanding at end of period (in thousands)..         147         146        57         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.128  $   15.792  $ 14.694   $ 13.389
Accumulation unit value at end of period..................................  $   14.372  $   14.128  $ 15.792   $ 14.694
Number of accumulation units outstanding at end of period (in thousands)..         140         131       143        127

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.986  $  6.292   $ 12.725  $  11.807
Accumulation unit value at end of period..................................  $ 10.698  $  8.986   $  6.292  $  12.725
Number of accumulation units outstanding at end of period (in thousands)..        16        12          7          4
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.250  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.855  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
PIMCO EMERGING MARKETS BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.367  $  9.627   $ 11.383  $  11.249
Accumulation unit value at end of period..................................  $ 13.759  $ 12.367   $  9.627  $  11.383
Number of accumulation units outstanding at end of period (in thousands)..        19        27         10          4
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.470  $ 10.797   $ 11.739  $  10.695
Accumulation unit value at end of period..................................  $ 13.389  $ 12.470   $ 10.797  $  11.739
Number of accumulation units outstanding at end of period (in thousands)..        83        69         24         14


                                  APP I-58

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.402  $   15.765  $ 14.339   $ 14.231
Accumulation unit value at end of period..................................  $   16.062  $   15.402  $ 15.765   $ 14.339
Number of accumulation units outstanding at end of period (in thousands)..         373         347       361        233
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.671  $   15.205  $ 14.004   $ 13.667
Accumulation unit value at end of period..................................  $   15.109  $   14.671  $ 15.205   $ 14.004
Number of accumulation units outstanding at end of period (in thousands)..         284         311       380        316
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.594  $   10.845  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   11.047  $   10.594  $ 10.845   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.337  $   10.715  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.645  $   10.337  $ 10.715   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    8.646  $    8.839  $  7.939   $  8.362
Accumulation unit value at end of period..................................  $    7.488  $    8.646  $  8.839   $  7.939
Number of accumulation units outstanding at end of period (in thousands)..          23          33        29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    7.956  $    8.237  $  7.491   $ 10.013
Accumulation unit value at end of period..................................  $    6.805  $    7.956  $  8.237   $  7.491
Number of accumulation units outstanding at end of period (in thousands)..          38          35        40         50
PIONEER EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.098  $   21.024  $ 19.148   $ 18.818
Accumulation unit value at end of period..................................  $   30.571  $   27.098  $ 21.024   $ 19.148
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.513  $   20.043  $ 18.484   $ 17.591
Accumulation unit value at end of period..................................  $   28.425  $   25.513  $ 20.043   $ 18.484
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.767  $ 11.405   $ 11.071  $  11.063
Accumulation unit value at end of period..................................  $ 13.667  $ 12.767   $ 11.405  $  11.071
Number of accumulation units outstanding at end of period (in thousands)..       224       192         24          7
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.728  $  5.092   $ 12.585  $  10.596
Accumulation unit value at end of period..................................  $ 10.013  $  8.728   $  5.092  $  12.585
Number of accumulation units outstanding at end of period (in thousands)..        36        34          1          -
PIONEER EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-59

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.674  $    9.525  $  8.667   $  8.720
Accumulation unit value at end of period..................................  $   14.051  $   12.674  $  9.525   $  8.667
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.516  $   11.047  $ 10.177   $ 10.800
Accumulation unit value at end of period..................................  $   15.894  $   14.516  $ 11.047   $ 10.177
Number of accumulation units outstanding at end of period (in thousands)..          26          25        34         30
PIONEER HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.138  $   13.478  $ 11.717   $ 11.822
Accumulation unit value at end of period..................................  $   15.112  $   15.138  $ 13.478   $ 11.717
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.381  $   14.769  $ 13.000   $ 13.397
Accumulation unit value at end of period..................................  $   16.150  $   16.381  $ 14.769   $ 13.000
Number of accumulation units outstanding at end of period (in thousands)..          14          14        13         21
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.449  $    9.365  $  8.450   $  8.478
Accumulation unit value at end of period..................................  $   14.284  $   12.449  $  9.365   $  8.449
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.437  $   10.997  $ 10.047   $ 10.827
Accumulation unit value at end of period..................................  $   16.359  $   14.437  $ 10.997   $ 10.047
Number of accumulation units outstanding at end of period (in thousands)..          20          31        31         31
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.483  $   13.494  $ 12.656   $ 12.775
Accumulation unit value at end of period..................................  $   21.244  $   19.483  $ 13.494   $ 12.656
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.444  $   12.935  $ 12.285   $ 12.762
Accumulation unit value at end of period..................................  $   19.862  $   18.444  $ 12.935   $ 12.284
Number of accumulation units outstanding at end of period (in thousands)..           2           4         5          5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.451  $  7.703   $ 11.887  $  12.577
Accumulation unit value at end of period..................................  $ 10.800  $  9.451   $  7.703  $  11.887
Number of accumulation units outstanding at end of period (in thousands)..         8         1          -          -
PIONEER HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.535  $  7.200   $ 11.582  $  11.813
Accumulation unit value at end of period..................................  $ 13.397  $ 11.535   $  7.200  $  11.582
Number of accumulation units outstanding at end of period (in thousands)..        19        35          9          3
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.310  $  7.561   $ 11.547  $  12.757
Accumulation unit value at end of period..................................  $ 10.827  $  9.310   $  7.561  $  11.547
Number of accumulation units outstanding at end of period (in thousands)..        27        31         11          1
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.805  $  6.077   $  9.939  $  11.712
Accumulation unit value at end of period..................................  $ 12.762  $ 10.805   $  6.077  $   9.939
Number of accumulation units outstanding at end of period (in thousands)..         6         5          1          -


                                  APP I-60

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.614  $   15.383  $ 13.826   $ 13.888
Accumulation unit value at end of period..................................  $   16.335  $   15.614  $ 15.383   $ 13.826
Number of accumulation units outstanding at end of period (in thousands)..          75          99        89         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.203  $   15.167  $ 13.804   $ 13.554
Accumulation unit value at end of period..................................  $   15.707  $   15.203  $ 15.167   $ 13.803
Number of accumulation units outstanding at end of period (in thousands)..          30          31        36         32
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.914  $   20.893  $ 18.495   $ 19.407
Accumulation unit value at end of period..................................  $   28.609  $   26.914  $ 20.893   $ 18.495
Number of accumulation units outstanding at end of period (in thousands)..          11          14        15          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.340  $   19.918  $ 17.854   $ 18.804
Accumulation unit value at end of period..................................  $   26.601  $   25.340  $ 19.918   $ 17.854
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          7
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   29.381  $   23.013  $ 19.858   $ 20.095
Accumulation unit value at end of period..................................  $   32.072  $   29.381  $ 23.013   $ 19.858
Number of accumulation units outstanding at end of period (in thousands)..           -           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   27.663  $   21.939  $ 19.170   $ 19.010
Accumulation unit value at end of period..................................  $   29.821  $   27.663  $ 21.939   $ 19.170
Number of accumulation units outstanding at end of period (in thousands)..           5           5         4          3
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.206  $    9.299  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    8.171  $   10.206  $  9.299   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.958  $    9.187  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    7.873  $    9.958  $  9.187   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.292  $  9.519   $ 10.878  $  10.544
Accumulation unit value at end of period..................................  $ 13.554  $ 12.292   $  9.519  $  10.878
Number of accumulation units outstanding at end of period (in thousands)..        22        23         16          5
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.043  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 19.010  $ 16.043   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         1          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-61

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.752  $   11.207  $  9.417   $  9.304
Accumulation unit value at end of period..................................  $   16.588  $   14.752  $ 11.207   $  9.417
Number of accumulation units outstanding at end of period (in thousands)..           7           5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.098  $   13.153  $ 11.191   $ 11.126
Accumulation unit value at end of period..................................  $   18.987  $   17.098  $ 13.153   $ 11.191
Number of accumulation units outstanding at end of period (in thousands)..           8           6         7          5
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.929  $    8.829  $  7.226   $  7.836
Accumulation unit value at end of period..................................  $    9.461  $   10.929  $  8.829   $  7.226
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.062  $    8.231  $  6.821   $  8.771
Accumulation unit value at end of period..................................  $    8.602  $   10.062  $  8.231   $  6.821
Number of accumulation units outstanding at end of period (in thousands)..           7           7         5          4
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.469  $    9.234  $  7.922   $  7.892
Accumulation unit value at end of period..................................  $   14.187  $   12.469  $  9.234   $  7.922
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.788  $   10.339  $  8.981   $  9.110
Accumulation unit value at end of period..................................  $   15.492  $   13.788  $ 10.339   $  8.981
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.364  $   10.541  $  9.032   $  9.265
Accumulation unit value at end of period..................................  $   16.282  $   14.364  $ 10.541   $  9.032
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.576  $   11.573  $ 10.041   $ 10.703
Accumulation unit value at end of period..................................  $   17.435  $   15.576  $ 11.573   $ 10.041
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.003  $  7.981   $ 11.761  $  12.709
Accumulation unit value at end of period..................................  $ 11.126  $ 10.003   $  7.981  $  11.761
Number of accumulation units outstanding at end of period (in thousands)..         2         1          0          -
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.482  $  4.833   $  9.497  $  10.143
Accumulation unit value at end of period..................................  $  8.771  $  7.482   $  4.833  $   9.497
Number of accumulation units outstanding at end of period (in thousands)..         2         0          -          -
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.087  $  6.242   $ 10.587  $  12.145
Accumulation unit value at end of period..................................  $  9.110  $  8.087   $  6.242  $  10.587
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.083  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.703  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -


                                  APP I-62

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.906  $    9.425  $  8.246   $  8.294
Accumulation unit value at end of period..................................  $   14.183  $   13.906  $  9.425   $  8.246
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.800  $   10.843  $  9.606   $ 10.119
Accumulation unit value at end of period..................................  $   15.914  $   15.800  $ 10.843   $  9.606
Number of accumulation units outstanding at end of period (in thousands)..           -           2         2          4
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.696  $   10.979  $  9.452   $  9.267
Accumulation unit value at end of period..................................  $   16.276  $   14.696  $ 10.979   $  9.452
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.175  $   10.723  $  9.348   $ 10.340
Accumulation unit value at end of period..................................  $   15.504  $   14.175  $ 10.723   $  9.348
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   34.819  $   26.603  $ 21.916   $ 21.926
Accumulation unit value at end of period..................................  $   38.544  $   34.819  $ 26.603   $ 21.916
Number of accumulation units outstanding at end of period (in thousands)..           -           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   32.783  $   25.362  $ 21.156   $ 23.170
Accumulation unit value at end of period..................................  $   35.839  $   32.783  $ 25.362   $ 21.156
Number of accumulation units outstanding at end of period (in thousands)..           7           6         5          5
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   33.796  $   25.101  $ 21.551   $ 21.816
Accumulation unit value at end of period..................................  $   34.414  $   33.796  $ 25.101   $ 21.551
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   31.820  $   23.930  $ 20.804   $ 21.940
Accumulation unit value at end of period..................................  $   31.998  $   31.820  $ 23.930   $ 20.804
Number of accumulation units outstanding at end of period (in thousands)..          10           9         7          5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.997  $  6.412   $ 11.418  $  12.616
Accumulation unit value at end of period..................................  $ 10.119  $  7.997   $  6.412  $  11.418
Number of accumulation units outstanding at end of period (in thousands)..         3         3          1          0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.442  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 23.170  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.305  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 21.940  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -


                                  APP I-63

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   30.952  $   23.413  $ 20.523   $ 20.540
Accumulation unit value at end of period..................................  $   31.264  $   30.952  $ 23.413   $ 20.523
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.142  $   22.321  $ 19.812   $ 20.465
Accumulation unit value at end of period..................................  $   29.070  $   29.142  $ 22.321   $ 19.812
Number of accumulation units outstanding at end of period (in thousands)..           4           4         5          2
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   28.467  $   22.319  $ 20.384   $ 21.168
Accumulation unit value at end of period..................................  $   28.377  $   28.467  $ 22.319   $ 20.384
Number of accumulation units outstanding at end of period (in thousands)..           -           6         6          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   26.802  $   21.277  $ 19.677   $ 21.550
Accumulation unit value at end of period..................................  $   26.385  $   26.802  $ 21.277   $ 19.677
Number of accumulation units outstanding at end of period (in thousands)..           4           4         5          3
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.082  $   10.136  $  8.691   $  8.577
Accumulation unit value at end of period..................................  $   13.986  $   13.082  $ 10.136   $  8.691
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.040  $    9.445  $  8.201   $  8.409
Accumulation unit value at end of period..................................  $   12.712  $   12.040  $  9.445   $  8.201
Number of accumulation units outstanding at end of period (in thousands)..          29          28        34         31
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.895  $   11.476  $  9.698   $  9.913
Accumulation unit value at end of period..................................  $   17.210  $   15.895  $ 11.476   $  9.698
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.628  $   10.695  $  9.151   $  9.403
Accumulation unit value at end of period..................................  $   15.642  $   14.628  $ 10.695   $  9.151
Number of accumulation units outstanding at end of period (in thousands)..          94          88        95         84

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.836  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 20.465  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.431  $  6.018   $  9.529  $  10.268
Accumulation unit value at end of period..................................  $  8.409  $  7.431   $  6.018  $   9.529
Number of accumulation units outstanding at end of period (in thousands)..        33        30          -          -
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.184  $  5.811   $ 10.235  $  10.314
Accumulation unit value at end of period..................................  $  9.403  $  8.184   $  5.811  $  10.235
Number of accumulation units outstanding at end of period (in thousands)..        33        19          0          -


                                  APP I-64

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.305  $   11.948  $ 10.679   $ 10.783
Accumulation unit value at end of period..................................  $   13.900  $   13.305  $ 11.948   $ 10.679
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.395  $   11.270  $ 10.200   $ 10.327
Accumulation unit value at end of period..................................  $   12.788  $   12.395  $ 11.270   $ 10.200
Number of accumulation units outstanding at end of period (in thousands)..          32          29        61         63
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.831  $   11.772  $ 10.287   $ 10.433
Accumulation unit value at end of period..................................  $   14.538  $   13.831  $ 11.772   $ 10.287
Number of accumulation units outstanding at end of period (in thousands)..          43          37        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.885  $   11.105  $  9.826   $ 10.122
Accumulation unit value at end of period..................................  $   13.375  $   12.885  $ 11.105   $  9.825
Number of accumulation units outstanding at end of period (in thousands)..         133         169       214        224
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.137  $   11.551  $  9.933   $ 10.118
Accumulation unit value at end of period..................................  $   14.922  $   14.137  $ 11.551   $  9.933
Number of accumulation units outstanding at end of period (in thousands)..          21          18        14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.171  $   10.896  $  9.487   $  9.925
Accumulation unit value at end of period..................................  $   13.729  $   13.171  $ 10.896   $  9.487
Number of accumulation units outstanding at end of period (in thousands)..         121         115       133        131
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.388  $   11.482  $  9.814   $ 10.020
Accumulation unit value at end of period..................................  $   15.201  $   14.388  $ 11.482   $  9.814
Number of accumulation units outstanding at end of period (in thousands)..           9           7         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.404  $   10.831  $  9.374   $  9.886
Accumulation unit value at end of period..................................  $   13.986  $   13.404  $ 10.831   $  9.374
Number of accumulation units outstanding at end of period (in thousands)..         104          98       101        104

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.324  $  7.413   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 10.327  $  9.324   $  7.413  $       -
Number of accumulation units outstanding at end of period (in thousands)..        69        59         11          -
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.974  $  6.812   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 10.122  $  8.974   $  6.812  $       -
Number of accumulation units outstanding at end of period (in thousands)..       202       159          4          -
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.707  $  6.415   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  9.925  $  8.707   $  6.415  $       -
Number of accumulation units outstanding at end of period (in thousands)..       106       125          7          -
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.636  $  6.317   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  9.886  $  8.636   $  6.317  $       -
Number of accumulation units outstanding at end of period (in thousands)..        96        78          2          -


                                  APP I-65

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.368  $   11.473  $  9.807   $ 10.016
Accumulation unit value at end of period..................................  $   15.180  $   14.368  $ 11.473   $  9.807
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.385  $   10.823  $  9.368   $  9.872
Accumulation unit value at end of period..................................  $   13.966  $   13.385  $ 10.823   $  9.368
Number of accumulation units outstanding at end of period (in thousands)..          14          17        18         16
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.103  $   12.055  $ 11.007   $ 11.097
Accumulation unit value at end of period..................................  $   13.548  $   13.103  $ 12.055   $ 11.007
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.206  $   11.371  $ 10.513   $ 10.555
Accumulation unit value at end of period..................................  $   12.465  $   12.206  $ 11.371   $ 10.513
Number of accumulation units outstanding at end of period (in thousands)..          13          14        13         17
TEMPLETON DEVELOPING MARKETS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.253  $   10.384  $  9.179   $  9.697
Accumulation unit value at end of period..................................  $    9.421  $   10.253  $ 10.384   $  9.179
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.915  $   14.271  $ 12.774   $ 15.371
Accumulation unit value at end of period..................................  $   12.628  $   13.915  $ 14.271   $ 12.774
Number of accumulation units outstanding at end of period (in thousands)..          19          20        25         27
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   25.013  $   19.669  $ 16.590   $ 17.944
Accumulation unit value at end of period..................................  $   22.311  $   25.013  $ 19.669   $ 16.590
Number of accumulation units outstanding at end of period (in thousands)..          13          13        15         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.987  $   17.507  $ 14.953   $ 17.346
Accumulation unit value at end of period..................................  $   19.369  $   21.987  $ 17.507   $ 14.953
Number of accumulation units outstanding at end of period (in thousands)..          26          31        28         29

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.631  $  6.317   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  9.872  $  8.631   $  6.317  $       -
Number of accumulation units outstanding at end of period (in thousands)..        12        17          0          -
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.754  $  8.123   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 10.555  $  9.754   $  8.123  $       -
Number of accumulation units outstanding at end of period (in thousands)..        12        15         12          -
TEMPLETON DEVELOPING MARKETS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.249  $  7.714   $ 16.946  $  14.957
Accumulation unit value at end of period..................................  $ 15.371  $ 13.249   $  7.714  $  16.946
Number of accumulation units outstanding at end of period (in thousands)..        25        22         10          5
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.188  $ 10.947   $ 20.562  $  17.758
Accumulation unit value at end of period..................................  $ 17.346  $ 16.188   $ 10.947  $  20.562
Number of accumulation units outstanding at end of period (in thousands)..        26        23         17          9


                                  APP I-66

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.331  $   16.955  $ 14.641   $ 15.180
Accumulation unit value at end of period..................................  $   17.605  $   17.331  $ 16.955   $ 14.641
Number of accumulation units outstanding at end of period (in thousands)..           5          33        37         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.768  $   17.601  $ 15.389   $ 15.962
Accumulation unit value at end of period..................................  $   17.824  $   17.768  $ 17.601   $ 15.389
Number of accumulation units outstanding at end of period (in thousands)..          98          99       101         73
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.285  $   19.312  $ 15.795   $ 16.752
Accumulation unit value at end of period..................................  $   23.300  $   24.285  $ 19.312   $ 15.795
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.865  $   18.411  $ 15.247   $ 17.246
Accumulation unit value at end of period..................................  $   21.664  $   22.865  $ 18.411   $ 15.247
Number of accumulation units outstanding at end of period (in thousands)..           4           3         4          2
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   36.285  $   27.879  $ 22.938   $ 23.896
Accumulation unit value at end of period..................................  $   35.591  $   36.285  $ 27.879   $ 22.938
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.595  $   12.911  $ 10.756   $ 11.634
Accumulation unit value at end of period..................................  $   16.075  $   16.595  $ 12.911   $ 10.756
Number of accumulation units outstanding at end of period (in thousands)..          14          15        22         23
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.488  $   12.045  $ 10.680   $ 10.468
Accumulation unit value at end of period..................................  $   14.508  $   13.488  $ 12.045   $ 10.680
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.010  $   11.764  $ 10.563   $ 10.454
Accumulation unit value at end of period..................................  $   13.820  $   13.010  $ 11.764   $ 10.562
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.344  $ 12.219   $ 11.642  $  10.634
Accumulation unit value at end of period..................................  $ 15.962  $ 14.344   $ 12.219  $  11.642
Number of accumulation units outstanding at end of period (in thousands)..        57        44          6          5
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.955  $  8.480   $ 15.190  $  15.052
Accumulation unit value at end of period..................................  $ 11.634  $ 10.955   $  8.480  $  15.190
Number of accumulation units outstanding at end of period (in thousands)..        29        32          9         18
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-67

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.565  $   10.276  $  8.546   $  8.893
Accumulation unit value at end of period..................................  $   15.633  $   14.565  $ 10.276   $  8.546
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.385  $    9.562  $  8.052   $  9.620
Accumulation unit value at end of period..................................  $   14.188  $   13.385  $  9.562   $  8.052
Number of accumulation units outstanding at end of period (in thousands)..          45          42        43         32
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.227  $   10.009  $  8.299   $  8.633
Accumulation unit value at end of period..................................  $   15.313  $   14.227  $ 10.009   $  8.299
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.092  $    9.327  $  7.831   $  9.327
Accumulation unit value at end of period..................................  $   13.917  $   13.092  $  9.327   $  7.831
Number of accumulation units outstanding at end of period (in thousands)..         133         141       179        230
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.598  $   12.464  $ 11.391   $ 11.422
Accumulation unit value at end of period..................................  $   12.564  $   12.598  $ 12.464   $ 11.391
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.577  $   11.599  $ 10.733   $ 10.683
Accumulation unit value at end of period..................................  $   11.403  $   11.577  $ 11.599   $ 10.733
Number of accumulation units outstanding at end of period (in thousands)..           3           3         4          4
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.597  $   12.427  $ 11.323   $ 11.356
Accumulation unit value at end of period..................................  $   12.596  $   12.597  $ 12.427   $ 11.323
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.594  $   11.580  $ 10.684   $ 10.602
Accumulation unit value at end of period..................................  $   11.448  $   11.594  $ 11.580   $ 10.684
Number of accumulation units outstanding at end of period (in thousands)..          11           9         8         18

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.626  $  6.107   $ 11.473  $  10.000
Accumulation unit value at end of period..................................  $  9.620  $  8.626   $  6.107  $  11.473
Number of accumulation units outstanding at end of period (in thousands)..        10         2          -          -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.339  $  5.886   $ 11.022  $  10.442
Accumulation unit value at end of period..................................  $  9.327  $  8.339   $  5.886  $  11.022
Number of accumulation units outstanding at end of period (in thousands)..       244       222         14          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.790  $  7.886   $ 10.405  $  10.000
Accumulation unit value at end of period..................................  $ 10.683  $  9.790   $  7.886  $  10.405
Number of accumulation units outstanding at end of period (in thousands)..         3         2          -          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.688  $  7.783   $ 10.230  $  10.099
Accumulation unit value at end of period..................................  $ 10.602  $  9.688   $  7.783  $  10.230
Number of accumulation units outstanding at end of period (in thousands)..        36        46          0          -


                                  APP I-68

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.106  $   11.537  $ 10.212   $ 10.018
Accumulation unit value at end of period..................................  $   16.968  $   15.106  $ 11.537   $ 10.212
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.882  $   10.736  $  9.622   $  9.657
Accumulation unit value at end of period..................................  $   15.400  $   13.882  $ 10.736   $  9.622
Number of accumulation units outstanding at end of period (in thousands)..          20          15        23          9
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.286  $   10.103  $  8.938   $  9.188
Accumulation unit value at end of period..................................  $   11.374  $   11.286  $ 10.103   $  8.938
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.920  $    9.898  $  8.867   $ 10.000
Accumulation unit value at end of period..................................  $   10.868  $   10.920  $  9.898   $  8.867
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.936  $   11.583  $ 10.033   $ 10.201
Accumulation unit value at end of period..................................  $   14.187  $   13.936  $ 11.583   $ 10.033
Number of accumulation units outstanding at end of period (in thousands)..          39          37        37         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.807  $   10.779  $  9.454   $ 10.003
Accumulation unit value at end of period..................................  $   12.876  $   12.807  $ 10.779   $  9.454
Number of accumulation units outstanding at end of period (in thousands)..          34          28        34         25
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.721  $   11.377  $  9.823   $  9.983
Accumulation unit value at end of period..................................  $   14.017  $   13.721  $ 11.377   $  9.823
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.628  $   10.602  $  9.269   $  9.776
Accumulation unit value at end of period..................................  $   12.739  $   12.628  $ 10.602   $  9.269
Number of accumulation units outstanding at end of period (in thousands)..          52          48        60         60

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.857  $  6.970   $ 10.796  $  10.000
Accumulation unit value at end of period..................................  $ 10.003  $  8.857   $  6.970  $  10.796
Number of accumulation units outstanding at end of period (in thousands)..        17         2          -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.635  $  7.787   $ 14.805  $  15.000
Accumulation unit value at end of period..................................  $  9.776  $  8.635   $  7.787  $  14.805
Number of accumulation units outstanding at end of period (in thousands)..        70        60          1          4


                                  APP I-69

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.087  $   11.934  $  9.450   $ 10.124
Accumulation unit value at end of period..................................  $   18.253  $   16.087  $ 11.934   $  9.450
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.784  $   11.106  $  8.904   $  9.947
Accumulation unit value at end of period..................................  $   16.566  $   14.784  $ 11.106   $  8.904
Number of accumulation units outstanding at end of period (in thousands)..           3           4         2          2
THE HARTFORD HEALTHCARE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.470  $   13.023  $ 10.859   $ 10.786
Accumulation unit value at end of period..................................  $   24.618  $   19.470  $ 13.023   $ 10.859
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.893  $   12.118  $ 10.232   $  9.611
Accumulation unit value at end of period..................................  $   22.344  $   17.893  $ 12.118   $ 10.232
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          1
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.564  $   14.681  $ 13.687   $      -
Accumulation unit value at end of period..................................  $   15.910  $   15.564  $ 14.681   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.305  $   13.663  $ 12.845   $      -
Accumulation unit value at end of period..................................  $   14.441  $   14.305  $ 13.663   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.781  $   14.080  $ 13.244   $ 13.135
Accumulation unit value at end of period..................................  $   12.852  $   12.781  $ 14.080   $ 13.244
Number of accumulation units outstanding at end of period (in thousands)..           5           5        88          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.033  $   13.423  $ 12.785   $ 11.453
Accumulation unit value at end of period..................................  $   11.950  $   12.033  $ 13.423   $ 12.785
Number of accumulation units outstanding at end of period (in thousands)..          11          12        10          8

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD HEALTHCARE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-70

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.861  $   10.386  $  8.228   $  8.931
Accumulation unit value at end of period..................................  $   12.643  $   13.861  $ 10.386   $  8.228
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.369  $   10.143  $  8.137   $ 10.455
Accumulation unit value at end of period..................................  $   12.043  $   13.369  $ 10.143   $  8.137
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.465  $   10.804  $  8.689   $  8.799
Accumulation unit value at end of period..................................  $   15.582  $   14.465  $ 10.804   $  8.689
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.952  $   10.552  $  8.593   $ 10.331
Accumulation unit value at end of period..................................  $   14.843  $   13.952  $ 10.552   $  8.593
Number of accumulation units outstanding at end of period (in thousands)..           1           2         0          -
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.793  $   11.005  $  9.556   $  9.985
Accumulation unit value at end of period..................................  $   16.815  $   15.793  $ 11.005   $  9.556
Number of accumulation units outstanding at end of period (in thousands)..          44          42        36         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.514  $   10.241  $  9.004   $  9.559
Accumulation unit value at end of period..................................  $   15.261  $   14.514  $ 10.241   $  9.004
Number of accumulation units outstanding at end of period (in thousands)..          11           9         8          8
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.049  $   13.308  $ 12.418   $ 12.301
Accumulation unit value at end of period..................................  $   13.748  $   13.049  $ 13.308   $ 12.418
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.994  $   12.385  $ 11.702   $ 11.149
Accumulation unit value at end of period..................................  $   12.479  $   11.994  $ 12.385   $ 11.702
Number of accumulation units outstanding at end of period (in thousands)..           4           4         7          3

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-71

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.237  $   13.446  $ 12.520   $ 12.396
Accumulation unit value at end of period..................................  $   13.987  $   13.237  $ 13.446   $ 12.520
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.182  $   12.530  $ 11.814   $ 11.212
Accumulation unit value at end of period..................................  $   12.713  $   12.182  $ 12.530   $ 11.814
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          1
THORNBURG CORE GROWTH FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.863  $    9.731  $  8.019   $  7.770
Accumulation unit value at end of period..................................  $   13.863  $   13.863  $  9.731   $  8.019
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.862  $   11.986  $ 10.001   $  9.998
Accumulation unit value at end of period..................................  $   16.653  $   16.862  $ 11.986   $ 10.001
Number of accumulation units outstanding at end of period (in thousands)..          10          10        18         17
THORNBURG CORE GROWTH FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   32.488  $   22.784  $ 18.756   $ 18.164
Accumulation unit value at end of period..................................  $   32.524  $   32.488  $ 22.784   $ 18.756
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   30.589  $   21.721  $ 18.106   $ 18.079
Accumulation unit value at end of period..................................  $   30.241  $   30.589  $ 21.721   $ 18.106
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.296  $    9.815  $  8.521   $  9.056
Accumulation unit value at end of period..................................  $   10.612  $   11.296  $  9.815   $  8.521
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.202  $   12.494  $ 10.984   $ 12.853
Accumulation unit value at end of period..................................  $   13.176  $   14.202  $ 12.494   $ 10.984
Number of accumulation units outstanding at end of period (in thousands)..          36          46        53         57

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.607  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.212  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
THORNBURG CORE GROWTH FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.221  $  6.422   $ 13.272  $  13.421
Accumulation unit value at end of period..................................  $  9.998  $  9.221   $  6.422  $  13.272
Number of accumulation units outstanding at end of period (in thousands)..        16        24         20         14
THORNBURG CORE GROWTH FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.456  $  8.841   $ 15.421  $  13.884
Accumulation unit value at end of period..................................  $ 12.853  $ 11.456   $  8.841  $  15.421
Number of accumulation units outstanding at end of period (in thousands)..        47        63         17         17


                                  APP I-72

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.510  $   18.656  $ 16.166   $ 17.177
Accumulation unit value at end of period..................................  $   20.245  $   21.510  $ 18.656   $ 16.166
Number of accumulation units outstanding at end of period (in thousands)..           4           4         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.252  $   17.785  $ 15.605   $ 18.218
Accumulation unit value at end of period..................................  $   18.824  $   20.252  $ 17.785   $ 15.605
Number of accumulation units outstanding at end of period (in thousands)..          19          19        22         19
THORNBURG VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.002  $    8.600  $  7.772   $  8.213
Accumulation unit value at end of period..................................  $   13.384  $   12.002  $  8.600   $  7.772
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.620  $   10.607  $  9.706   $ 11.362
Accumulation unit value at end of period..................................  $   16.101  $   14.620  $ 10.607   $  9.706
Number of accumulation units outstanding at end of period (in thousands)..          11          11        17         15
THORNBURG VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.486  $   19.677  $ 17.759   $ 18.767
Accumulation unit value at end of period..................................  $   30.679  $   27.486  $ 19.677   $ 17.759
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.878  $   18.759  $ 17.144   $ 20.052
Accumulation unit value at end of period..................................  $   28.526  $   25.878  $ 18.759   $ 17.144
Number of accumulation units outstanding at end of period (in thousands)..           2           3         3          2
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.101  $   10.368  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.678  $   10.101  $ 10.368   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.856  $   10.244  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.289  $    9.856  $ 10.244   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.210  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 18.218  $ 16.210   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         3          -          -
THORNBURG VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.542  $  7.356   $ 12.749  $  13.386
Accumulation unit value at end of period..................................  $ 11.362  $ 10.542   $  7.356  $  12.749
Number of accumulation units outstanding at end of period (in thousands)..        18        20         13          2
THORNBURG VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-73

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.962  $   11.238  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.789  $   14.962  $ 11.238   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.599  $   11.103  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.178  $   14.599  $ 11.103   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.848  $   11.162  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.739  $   14.848  $ 11.162   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.488  $   11.027  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.129  $   14.488  $ 11.027   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.923  $   11.303  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.878  $   14.923  $ 11.303   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.561  $   11.167  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.264  $   14.561  $ 11.167   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.117  $   13.735  $ 12.135   $ 12.171
Accumulation unit value at end of period..................................  $   20.121  $   18.117  $ 13.735   $ 12.135
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.267  $   13.255  $ 11.858   $ 11.917
Accumulation unit value at end of period..................................  $   18.939  $   17.267  $ 13.255   $ 11.858
Number of accumulation units outstanding at end of period (in thousands)..           1           2         2          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-74

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
UBS DYNAMIC ALPHA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.180  $   17.189  $ 15.080   $ 15.255
Accumulation unit value at end of period..................................  $   18.756  $   18.180  $ 17.189   $ 15.080
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.117  $   16.387  $ 14.557   $ 14.985
Accumulation unit value at end of period..................................  $   17.440  $   17.117  $ 16.387   $ 14.557
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.984  $    9.958  $  8.862   $  9.092
Accumulation unit value at end of period..................................  $   11.664  $   10.984  $  9.958   $  8.862
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.995  $   11.012  $  9.923   $ 10.886
Accumulation unit value at end of period..................................  $   12.579  $   11.995  $ 11.012   $  9.923
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
UBS U.S. ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.464  $   10.242  $  9.107   $  9.188
Accumulation unit value at end of period..................................  $   13.669  $   12.464  $ 10.242   $  9.107
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.617  $   11.329  $ 10.201   $ 10.294
Accumulation unit value at end of period..................................  $   14.747  $   13.617  $ 11.329   $ 10.200
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.068  $   13.438  $ 11.540   $ 11.457
Accumulation unit value at end of period..................................  $   19.897  $   18.068  $ 13.438   $ 11.540
Number of accumulation units outstanding at end of period (in thousands)..          25          30        31         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.622  $   13.271  $ 11.540   $ 12.507
Accumulation unit value at end of period..................................  $   19.165  $   17.622  $ 13.271   $ 11.540
Number of accumulation units outstanding at end of period (in thousands)..          12          12        15         19

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
UBS DYNAMIC ALPHA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.855  $  7.376   $ 11.694  $  11.897
Accumulation unit value at end of period..................................  $ 10.886  $  9.855   $  7.376  $  11.694
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -
UBS U.S. ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.977  $  6.878   $ 11.295  $  11.901
Accumulation unit value at end of period..................................  $ 10.294  $  8.977   $  6.878  $  11.295
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.232  $  8.980   $ 14.361  $  13.175
Accumulation unit value at end of period..................................  $ 12.507  $ 11.232   $  8.980  $  14.361
Number of accumulation units outstanding at end of period (in thousands)..        16        16          4          1


                                  APP I-75

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.372  $   23.337  $ 20.814   $ 20.602
Accumulation unit value at end of period..................................  $   35.105  $   31.372  $ 23.337   $ 20.814
Number of accumulation units outstanding at end of period (in thousands)..          18          16        17          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.538  $   22.249  $ 20.093   $ 20.325
Accumulation unit value at end of period..................................  $   32.641  $   29.538  $ 22.249   $ 20.093
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   43.640  $   32.718  $ 28.273   $ 29.051
Accumulation unit value at end of period..................................  $   47.959  $   43.640  $ 32.718   $ 28.273
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.839  $   13.542  $ 11.849   $ 12.124
Accumulation unit value at end of period..................................  $   19.361  $   17.839  $ 13.542   $ 11.849
Number of accumulation units outstanding at end of period (in thousands)..           6           6         5          5
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.471  $   13.145  $ 11.720   $ 11.493
Accumulation unit value at end of period..................................  $   18.598  $   17.471  $ 13.145   $ 11.720
Number of accumulation units outstanding at end of period (in thousands)..          80          67        63         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.275  $   12.399  $ 11.194   $ 11.205
Accumulation unit value at end of period..................................  $   17.110  $   16.275  $ 12.399   $ 11.194
Number of accumulation units outstanding at end of period (in thousands)..          30          24        28         20
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.396  $   12.546  $ 11.388   $ 11.560
Accumulation unit value at end of period..................................  $   17.476  $   16.396  $ 12.546   $ 11.387
Number of accumulation units outstanding at end of period (in thousands)..           -          13        12         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.890  $   11.537  $ 10.603   $ 12.014
Accumulation unit value at end of period..................................  $   15.674  $   14.890  $ 11.537   $ 10.603
Number of accumulation units outstanding at end of period (in thousands)..          26          26        30         38

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.336  $  7.115   $ 10.000
Accumulation unit value at end of period..................................  $ 11.205  $  9.336   $  7.115
Number of accumulation units outstanding at end of period (in thousands)..         8         4          -
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.110  $  7.721   $ 13.912  $  14.543
Accumulation unit value at end of period..................................  $ 12.014  $ 10.110   $  7.721  $  13.912
Number of accumulation units outstanding at end of period (in thousands)..        32        29         14          6


                                  APP I-76

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.118  $   11.783  $ 10.678   $ 10.738
Accumulation unit value at end of period..................................  $   13.170  $   13.118  $ 11.783   $ 10.678
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.071  $   12.797  $ 11.742   $ 11.752
Accumulation unit value at end of period..................................  $   13.950  $   14.071  $ 12.797   $ 11.742
Number of accumulation units outstanding at end of period (in thousands)..           7           6        12          7
WELLS FARGO ADVANTAGE CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.382  $   11.647  $ 10.974   $ 10.873
Accumulation unit value at end of period..................................  $   12.038  $   11.382  $ 11.647   $ 10.974
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.894  $   11.288  $ 10.769   $ 10.077
Accumulation unit value at end of period..................................  $   11.379  $   10.894  $ 11.288   $ 10.769
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.963  $   23.575  $ 20.957   $ 22.354
Accumulation unit value at end of period..................................  $   21.766  $   22.963  $ 23.575   $ 20.957
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.620  $   22.475  $ 20.231   $ 23.866
Accumulation unit value at end of period..................................  $   20.238  $   21.620  $ 22.475   $ 20.231
Number of accumulation units outstanding at end of period (in thousands)..          48          42        32         22
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.622  $    7.993  $  7.031   $  7.332
Accumulation unit value at end of period..................................  $    9.119  $    9.622  $  7.993   $  7.031
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.706  $    9.847  $  8.770   $ 10.299
Accumulation unit value at end of period..................................  $   10.957  $   11.706  $  9.847   $  8.770
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.101  $  9.058   $ 11.766  $  11.752
Accumulation unit value at end of period..................................  $ 11.752  $ 11.101   $  9.058  $  11.766
Number of accumulation units outstanding at end of period (in thousands)..         4        15          9          -
WELLS FARGO ADVANTAGE CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.272  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.077  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 19.774  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $ 23.866  $ 19.774   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         1          -          -
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.896  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.299  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -


                                  APP I-77

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.713  $   18.363  $ 16.858   $ 16.400
Accumulation unit value at end of period..................................  $   25.238  $   21.713  $ 18.363   $ 16.858
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.443  $   17.506  $ 16.273   $ 14.180
Accumulation unit value at end of period..................................  $   23.466  $   20.443  $ 17.506   $ 16.273
Number of accumulation units outstanding at end of period (in thousands)..           1           2         1          1
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.197  $   12.757  $ 10.800   $ 11.003
Accumulation unit value at end of period..................................  $   19.485  $   17.197  $ 12.757   $ 10.800
Number of accumulation units outstanding at end of period (in thousands)..           6          87       110        122
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.216  $   16.687  $ 14.306   $ 14.637
Accumulation unit value at end of period..................................  $   24.859  $   22.216  $ 16.687   $ 14.306
Number of accumulation units outstanding at end of period (in thousands)..          31          26        26         20
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.757  $    9.366  $  8.057   $  8.309
Accumulation unit value at end of period..................................  $   13.953  $   12.757  $  9.366   $  8.057
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.119  $   11.983  $ 10.438   $ 11.457
Accumulation unit value at end of period..................................  $   17.412  $   16.119  $ 11.983   $ 10.438
Number of accumulation units outstanding at end of period (in thousands)..          10          12        13         16
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.232  $   11.352  $ 10.098   $ 10.082
Accumulation unit value at end of period..................................  $   15.194  $   15.232  $ 11.352   $ 10.098
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.018  $   10.579  $  9.528   $  9.936
Accumulation unit value at end of period..................................  $   13.809  $   14.018  $ 10.579   $  9.528
Number of accumulation units outstanding at end of period (in thousands)..           4           6         5          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.060  $  8.869   $ 16.005  $  14.315
Accumulation unit value at end of period..................................  $ 14.637  $ 13.060   $  8.869  $  16.005
Number of accumulation units outstanding at end of period (in thousands)..        19        18         10          1
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.723  $  6.503   $ 15.962  $  14.024
Accumulation unit value at end of period..................................  $ 11.457  $  9.723   $  6.503  $  15.962
Number of accumulation units outstanding at end of period (in thousands)..        17        21          8          1
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.009  $  5.643   $ 10.565  $  10.362
Accumulation unit value at end of period..................................  $  9.936  $  8.009   $  5.643  $  10.565
Number of accumulation units outstanding at end of period (in thousands)..         3         4          0          -


                                  APP I-78

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.756  $   11.379   $ 10.184   $ 10.030
Accumulation unit value at end of period..................................  $   15.063  $   13.756   $ 11.379   $ 10.184
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.582  $   12.214   $ 11.068   $ 11.031
Accumulation unit value at end of period..................................  $   15.770  $   14.582   $ 12.214   $ 11.068
Number of accumulation units outstanding at end of period (in thousands)..           2           2          2          2
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.801  $   10.926   $  9.313   $  9.324
Accumulation unit value at end of period..................................  $   17.150  $   14.801   $ 10.926   $  9.313
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.769  $   11.787   $ 10.172   $ 10.208
Accumulation unit value at end of period..................................  $   18.044  $   15.769   $ 11.787   $ 10.172
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)         0
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.546  $   11.054   $  9.756   $  9.565
Accumulation unit value at end of period..................................  $   16.391  $   14.546   $ 11.054   $  9.756
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.266  $   12.518   $ 11.186   $ 11.208
Accumulation unit value at end of period..................................  $   18.102  $   16.266   $ 12.518   $ 11.186
Number of accumulation units outstanding at end of period (in thousands)..          74          92        114        112
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.927  $    8.776   $  7.129   $  7.612
Accumulation unit value at end of period..................................  $   12.712  $   11.927   $  8.776   $  7.129
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.532  $   10.082   $  8.293   $  9.777
Accumulation unit value at end of period..................................  $   14.244  $   13.532   $ 10.082   $  8.293
Number of accumulation units outstanding at end of period (in thousands)..           3           1          2          2

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.985  $  7.780   $ 11.553  $  10.000
Accumulation unit value at end of period..................................  $ 11.031  $  9.985   $  7.780  $  11.553
Number of accumulation units outstanding at end of period (in thousands)..         1         0          0          0
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.086  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.208  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.049  $  8.182   $ 12.292  $  10.000
Accumulation unit value at end of period..................................  $ 11.208  $ 10.049   $  8.182  $  12.292
Number of accumulation units outstanding at end of period (in thousands)..        97       112         47          5
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -(a)
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.686  $  6.501   $ 13.881  $  10.000
Accumulation unit value at end of period..................................  $  9.777  $  8.686   $  6.501  $  13.881
Number of accumulation units outstanding at end of period (in thousands)..         1         1          0          0


                                  APP I-79

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.370  $   10.611  $  8.386   $  8.978
Accumulation unit value at end of period..................................  $   16.356  $   14.370  $ 10.611   $  8.385
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.924  $   12.654  $ 10.126   $ 11.280
Accumulation unit value at end of period..................................  $   19.023  $   16.924  $ 12.654   $ 10.126
Number of accumulation units outstanding at end of period (in thousands)..          55          53        72         70
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.221  $   13.348  $ 11.093   $ 11.015
Accumulation unit value at end of period..................................  $   25.681  $   20.221  $ 13.348   $ 11.093
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.216  $   14.180  $ 11.933   $ 11.161
Accumulation unit value at end of period..................................  $   26.610  $   21.216  $ 14.180   $ 11.933
Number of accumulation units outstanding at end of period (in thousands)..           3           4         3          4
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.033  $   11.136  $  9.654   $ 10.030
Accumulation unit value at end of period..................................  $   17.131  $   16.033  $ 11.136   $  9.654
Number of accumulation units outstanding at end of period (in thousands)..          24          20        19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.796  $   10.406  $  9.135   $  9.598
Accumulation unit value at end of period..................................  $   15.613  $   14.796  $ 10.406   $  9.135
Number of accumulation units outstanding at end of period (in thousands)..          12          16        18         20
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.948  $   13.113  $ 11.198   $ 11.409
Accumulation unit value at end of period..................................  $   20.005  $   18.948  $ 13.113   $ 11.198
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.017  $   14.027  $ 12.129   $ 12.139
Accumulation unit value at end of period..................................  $   20.870  $   20.017  $ 14.027   $ 12.129
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          6

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.739  $  7.628   $ 14.250  $  10.000
Accumulation unit value at end of period..................................  $ 11.280  $  9.739   $  7.628  $  14.250
Number of accumulation units outstanding at end of period (in thousands)..        81        75         26          1
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.578  $  8.750   $ 11.933  $  10.000
Accumulation unit value at end of period..................................  $ 11.161  $ 10.578   $  8.750  $  11.933
Number of accumulation units outstanding at end of period (in thousands)..         3         3          1          1
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.848  $  6.160   $ 10.523  $  10.000
Accumulation unit value at end of period..................................  $  9.598  $  7.848   $  6.160  $  10.523
Number of accumulation units outstanding at end of period (in thousands)..        17        12          0          -
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.024  $  6.766   $ 10.975  $  10.000
Accumulation unit value at end of period..................................  $ 12.139  $  9.024   $  6.766  $  10.975
Number of accumulation units outstanding at end of period (in thousands)..         5         5          3          0


                                  APP I-80

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.272  $   13.495  $ 12.581   $ 12.456
Accumulation unit value at end of period..................................  $   14.026  $   13.272  $ 13.495   $ 12.581
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.712  $   13.089  $ 12.356   $ 11.723
Accumulation unit value at end of period..................................  $   13.268  $   12.712  $ 13.089   $ 12.355
Number of accumulation units outstanding at end of period (in thousands)..          47          52        55         54
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.376  $   10.386  $ 10.386   $ 10.386
Accumulation unit value at end of period..................................  $   10.366  $   10.376  $ 10.386   $ 10.386
Number of accumulation units outstanding at end of period (in thousands)..          23          14        17          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.953  $   10.088  $ 10.215   $ 10.344
Accumulation unit value at end of period..................................  $    9.820  $    9.953  $ 10.088   $ 10.215
Number of accumulation units outstanding at end of period (in thousands)..          75          87       122        143
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.144  $   13.023  $ 11.160   $ 11.016
Accumulation unit value at end of period..................................  $   19.046  $   17.144  $ 13.023   $ 11.160
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.335  $   12.565  $ 10.903   $ 11.288
Accumulation unit value at end of period..................................  $   17.923  $   16.335  $ 12.565   $ 10.902
Number of accumulation units outstanding at end of period (in thousands)..          12          13        13         10
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.091  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.946  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          66           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.090  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.918  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          30           -         -          -

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.068  $  9.769   $ 10.735  $  10.000
Accumulation unit value at end of period..................................  $ 11.723  $ 11.068   $  9.769  $  10.735
Number of accumulation units outstanding at end of period (in thousands)..        67        47         12          0
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.474  $ 10.600   $ 10.536  $  10.000
Accumulation unit value at end of period..................................  $ 10.344  $ 10.474   $ 10.600  $  10.536
Number of accumulation units outstanding at end of period (in thousands)..       134       199         98         21
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.511  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.288  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         9         -          -          -
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 23, 2014.


(b) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.


(c) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.



                                  APP I-81

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5795-6) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                    PREMIERSOLUTIONS STANDARD (SERIES A)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
APPENDIX I -- ACCUMULATION UNIT VALUES                                                                          APP I-1
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW ALL CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.766  $   18.760  $ 17.119   $ 17.337
Accumulation unit value at end of period..................................  $   21.397  $   20.766  $ 18.760   $ 17.118
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   20.616  $   18.652  $ 17.046   $ 17.341
Accumulation unit value at end of period..................................  $   21.211  $   20.616  $ 18.652   $ 17.046
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   20.418  $   18.510  $ 16.950   $ 17.278
Accumulation unit value at end of period..................................  $   20.965  $   20.418  $ 18.510   $ 16.950
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   20.271  $   18.405  $ 16.879   $ 17.231
Accumulation unit value at end of period..................................  $   20.783  $   20.271  $ 18.405   $ 16.879
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.125  $   18.299  $ 16.807   $ 17.184
Accumulation unit value at end of period..................................  $   20.602  $   20.125  $ 18.299   $ 16.807
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -



                                   APP I-1

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   20.028  $   18.229  $ 16.760   $ 17.153
Accumulation unit value at end of period..................................  $   20.483  $   20.028  $ 18.229   $ 16.760
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.932  $   18.160  $ 16.713   $ 17.121
Accumulation unit value at end of period..................................  $   20.364  $   19.932  $ 18.160   $ 16.713
Number of accumulation units outstanding at end of period (in thousands)..           -           2         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   19.741  $   18.022  $ 16.619   $ 17.059
Accumulation unit value at end of period..................................  $   20.128  $   19.741  $ 18.022   $ 16.619
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.551  $   17.884  $ 16.525   $ 16.997
Accumulation unit value at end of period..................................  $   19.895  $   19.551  $ 17.884   $ 16.525
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          0
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.937  $   19.367  $ 17.498   $ 17.798
Accumulation unit value at end of period..................................  $   22.611  $   21.937  $ 19.367   $ 17.497
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   21.779  $   19.256  $ 17.424   $ 17.945
Accumulation unit value at end of period..................................  $   22.414  $   21.779  $ 19.256   $ 17.424
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   21.570  $   19.109  $ 17.325   $ 17.879
Accumulation unit value at end of period..................................  $   22.155  $   21.570  $ 19.109   $ 17.325
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   21.414  $   19.000  $ 17.252   $ 17.830
Accumulation unit value at end of period..................................  $   21.962  $   21.414  $ 19.000   $ 17.252
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   21.260  $   18.892  $ 17.179   $ 17.782
Accumulation unit value at end of period..................................  $   21.771  $   21.260  $ 18.892   $ 17.179
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                   APP I-2

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   21.158  $   18.820  $ 17.131   $ 17.749
Accumulation unit value at end of period..................................  $   21.645  $   21.158  $ 18.820   $ 17.131
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   21.056  $   18.748  $ 17.083   $ 17.717
Accumulation unit value at end of period..................................  $   21.519  $   21.056  $ 18.748   $ 17.083
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   20.854  $   18.605  $ 16.986   $ 17.653
Accumulation unit value at end of period..................................  $   21.270  $   20.854  $ 18.605   $ 16.986
Number of accumulation units outstanding at end of period (in thousands)..           -           0         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.654  $   18.463  $ 16.891   $ 17.588
Accumulation unit value at end of period..................................  $   21.024  $   20.654  $ 18.463   $ 16.891
Number of accumulation units outstanding at end of period (in thousands)..           4           3         9          9
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.905  $   19.822  $ 17.836   $ 18.198
Accumulation unit value at end of period..................................  $   23.646  $   22.905  $ 19.822   $ 17.836
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   22.740  $   19.709  $ 17.761   $ 18.538
Accumulation unit value at end of period..................................  $   23.440  $   22.740  $ 19.709   $ 17.761
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   22.522  $   19.559  $ 17.661   $ 18.470
Accumulation unit value at end of period..................................  $   23.169  $   22.522  $ 19.559   $ 17.661
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   22.359  $   19.447  $ 17.586   $ 18.420
Accumulation unit value at end of period..................................  $   22.967  $   22.359  $ 19.447   $ 17.586
Number of accumulation units outstanding at end of period (in thousands)..           -           4         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   22.198  $   19.336  $ 17.512   $ 18.369
Accumulation unit value at end of period..................................  $   22.768  $   22.198  $ 19.336   $ 17.512
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                   APP I-3

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   22.092  $   19.262  $ 17.462   $ 18.336
Accumulation unit value at end of period..................................  $   22.636  $   22.092  $ 19.262   $ 17.462
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   21.985  $   19.188  $ 17.413   $ 18.303
Accumulation unit value at end of period..................................  $   22.504  $   21.985  $ 19.188   $ 17.413
Number of accumulation units outstanding at end of period (in thousands)..           2           2         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   21.774  $   19.042  $ 17.315   $ 18.236
Accumulation unit value at end of period..................................  $   22.244  $   21.774  $ 19.042   $ 17.315
Number of accumulation units outstanding at end of period (in thousands)..           5           4         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.565  $   18.897  $ 17.218   $ 18.170
Accumulation unit value at end of period..................................  $   21.986  $   21.565  $ 18.897   $ 17.218
Number of accumulation units outstanding at end of period (in thousands)..          10           9        15         13
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   23.904  $   20.221  $ 18.070   $ 18.469
Accumulation unit value at end of period..................................  $   24.694  $   23.904  $ 20.221   $ 18.070
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   23.732  $   20.105  $ 17.994   $ 19.022
Accumulation unit value at end of period..................................  $   24.480  $   23.732  $ 20.105   $ 17.994
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   23.504  $   19.952  $ 17.892   $ 18.953
Accumulation unit value at end of period..................................  $   24.196  $   23.504  $ 19.952   $ 17.892
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.335  $   19.838  $ 17.817   $ 18.901
Accumulation unit value at end of period..................................  $   23.986  $   23.335  $ 19.838   $ 17.817
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.167  $   19.725  $ 17.742   $ 18.850
Accumulation unit value at end of period..................................  $   23.777  $   23.167  $ 19.725   $ 17.742
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                   APP I-4

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.055  $   19.649  $ 17.692   $ 18.815
Accumulation unit value at end of period..................................  $   23.639  $   23.055  $ 19.649   $ 17.692
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   22.944  $   19.574  $ 17.642   $ 18.781
Accumulation unit value at end of period..................................  $   23.502  $   22.944  $ 19.574   $ 17.642
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   22.724  $   19.425  $ 17.542   $ 18.713
Accumulation unit value at end of period..................................  $   23.230  $   22.724  $ 19.425   $ 17.542
Number of accumulation units outstanding at end of period (in thousands)..           2           1         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.506  $   19.277  $ 17.444   $ 18.645
Accumulation unit value at end of period..................................  $   22.961  $   22.506  $ 19.277   $ 17.444
Number of accumulation units outstanding at end of period (in thousands)..           9           8         7          8
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.370  $   20.170  $ 17.876   $ 18.340
Accumulation unit value at end of period..................................  $   25.240  $   24.370  $ 20.170   $ 17.876
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   24.194  $   20.055  $ 17.800   $ 19.051
Accumulation unit value at end of period..................................  $   25.020  $   24.194  $ 20.055   $ 17.800
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   23.962  $   19.902  $ 17.700   $ 18.982
Accumulation unit value at end of period..................................  $   24.731  $   23.962  $ 19.902   $ 17.700
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.789  $   19.788  $ 17.625   $ 18.930
Accumulation unit value at end of period..................................  $   24.515  $   23.789  $ 19.788   $ 17.625
Number of accumulation units outstanding at end of period (in thousands)..           -           3         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.618  $   19.675  $ 17.551   $ 18.878
Accumulation unit value at end of period..................................  $   24.302  $   23.618  $ 19.675   $ 17.551
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                   APP I-5

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.504  $   19.600  $ 17.501   $ 18.844
Accumulation unit value at end of period..................................  $   24.161  $   23.504  $ 19.600   $ 17.501
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.391  $   19.525  $ 17.452   $ 18.809
Accumulation unit value at end of period..................................  $   24.021  $   23.391  $ 19.525   $ 17.452
Number of accumulation units outstanding at end of period (in thousands)..           -           0         8          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   23.167  $   19.376  $ 17.354   $ 18.741
Accumulation unit value at end of period..................................  $   23.743  $   23.167  $ 19.376   $ 17.354
Number of accumulation units outstanding at end of period (in thousands)..          11           6         5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.944  $   19.229  $ 17.256   $ 18.673
Accumulation unit value at end of period..................................  $   23.468  $   22.944  $ 19.229   $ 17.256
Number of accumulation units outstanding at end of period (in thousands)..          10           9         7          7
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.549  $   20.012  $ 17.652   $ 18.173
Accumulation unit value at end of period..................................  $   25.469  $   24.549  $ 20.012   $ 17.652
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   24.372  $   19.898  $ 17.578   $ 18.996
Accumulation unit value at end of period..................................  $   25.248  $   24.372  $ 19.898   $ 17.578
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   24.138  $   19.746  $ 17.479   $ 18.927
Accumulation unit value at end of period..................................  $   24.955  $   24.138  $ 19.746   $ 17.479
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.964  $   19.633  $ 17.405   $ 18.875
Accumulation unit value at end of period..................................  $   24.738  $   23.964  $ 19.633   $ 17.405
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.791  $   19.521  $ 17.331   $ 18.824
Accumulation unit value at end of period..................................  $   24.523  $   23.791  $ 19.521   $ 17.331
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                   APP I-6

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.677  $   19.447  $ 17.283   $ 18.789
Accumulation unit value at end of period..................................  $   24.381  $   23.677  $ 19.447   $ 17.283
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.563  $   19.373  $ 17.234   $ 18.755
Accumulation unit value at end of period..................................  $   24.239  $   23.563  $ 19.373   $ 17.234
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   23.337  $   19.225  $ 17.137   $ 18.687
Accumulation unit value at end of period..................................  $   23.959  $   23.337  $ 19.225   $ 17.137
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.113  $   19.079  $ 17.040   $ 18.619
Accumulation unit value at end of period..................................  $   23.681  $   23.113  $ 19.079   $ 17.040
Number of accumulation units outstanding at end of period (in thousands)..           7           6         5          4
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.758  $   19.951  $ 17.552   $ 18.071
Accumulation unit value at end of period..................................  $   25.770  $   24.758  $ 19.951   $ 17.552
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   24.579  $   19.837  $ 17.478   $ 18.967
Accumulation unit value at end of period..................................  $   25.546  $   24.579  $ 19.837   $ 17.478
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   24.343  $   19.686  $ 17.379   $ 18.898
Accumulation unit value at end of period..................................  $   25.251  $   24.343  $ 19.686   $ 17.379
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   24.168  $   19.573  $ 17.306   $ 18.847
Accumulation unit value at end of period..................................  $   25.031  $   24.168  $ 19.573   $ 17.306
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.994  $   19.461  $ 17.233   $ 18.795
Accumulation unit value at end of period..................................  $   24.813  $   23.994  $ 19.461   $ 17.233
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                   APP I-7

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.878  $   19.387  $ 17.184   $ 18.761
Accumulation unit value at end of period..................................  $   24.669  $   23.878  $ 19.387   $ 17.184
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.763  $   19.313  $ 17.136   $ 18.727
Accumulation unit value at end of period..................................  $   24.526  $   23.763  $ 19.313   $ 17.136
Number of accumulation units outstanding at end of period (in thousands)..           2           2         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   23.535  $   19.166  $ 17.039   $ 18.658
Accumulation unit value at end of period..................................  $   24.242  $   23.535  $ 19.166   $ 17.039
Number of accumulation units outstanding at end of period (in thousands)..           3           4         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.310  $   19.020  $ 16.943   $ 18.591
Accumulation unit value at end of period..................................  $   23.962  $   23.310  $ 19.020   $ 16.943
Number of accumulation units outstanding at end of period (in thousands)..           5           3         2          1
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.813  $   19.939  $ 17.449   $ 18.014
Accumulation unit value at end of period..................................  $   25.809  $   24.813  $ 19.939   $ 17.449
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   24.634  $   19.825  $ 17.375   $ 18.927
Accumulation unit value at end of period..................................  $   25.585  $   24.634  $ 19.825   $ 17.375
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   24.397  $   19.674  $ 17.277   $ 18.859
Accumulation unit value at end of period..................................  $   25.289  $   24.397  $ 19.674   $ 17.277
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   24.222  $   19.562  $ 17.204   $ 18.807
Accumulation unit value at end of period..................................  $   25.069  $   24.222  $ 19.562   $ 17.204
Number of accumulation units outstanding at end of period (in thousands)..           -           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   24.047  $   19.450  $ 17.131   $ 18.756
Accumulation unit value at end of period..................................  $   24.851  $   24.047  $ 19.450   $ 17.131
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                   APP I-8

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.931  $   19.376  $ 17.083   $ 18.722
Accumulation unit value at end of period..................................  $   24.707  $   23.931  $ 19.376   $ 17.083
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.816  $   19.302  $ 17.035   $ 18.687
Accumulation unit value at end of period..................................  $   24.563  $   23.816  $ 19.302   $ 17.035
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   23.588  $   19.155  $ 16.939   $ 18.619
Accumulation unit value at end of period..................................  $   24.279  $   23.588  $ 19.155   $ 16.939
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.361  $   19.009  $ 16.844   $ 18.552
Accumulation unit value at end of period..................................  $   23.998  $   23.361  $ 19.009   $ 16.843
Number of accumulation units outstanding at end of period (in thousands)..           5           3         1          1
ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.166  $   13.121  $ 11.442   $ 11.661
Accumulation unit value at end of period..................................  $   18.668  $   18.166  $ 13.121   $ 11.442
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.600  $   12.775  $ 11.197   $ 10.858
Accumulation unit value at end of period..................................  $   17.996  $   17.600  $ 12.775   $ 11.196
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.424  $   14.848  $ 13.032   $ 12.657
Accumulation unit value at end of period..................................  $   20.852  $   20.424  $ 14.848   $ 13.032
Number of accumulation units outstanding at end of period (in thousands)..           6           6         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.324  $   12.606  $ 11.076   $ 10.768
Accumulation unit value at end of period..................................  $   17.669  $   17.324  $ 12.606   $ 11.076
Number of accumulation units outstanding at end of period (in thousands)..           -           -         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   20.118  $   14.654  $ 12.888   $ 12.542
Accumulation unit value at end of period..................................  $   20.499  $   20.118  $ 14.654   $ 12.888
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.846  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.858  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.160  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.657  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.800  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.768  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.095  $  6.241   $ 12.228  $  11.023
Accumulation unit value at end of period..................................  $  12.542  $  9.095   $  6.241  $  12.228
Number of accumulation units outstanding at end of period (in thousands)..          4         3          3          -


                                   APP I-9

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.997  $   12.406  $ 10.933   $ 10.660
Accumulation unit value at end of period..................................  $   17.284  $   16.997  $ 12.406   $ 10.933
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.520  $   14.275  $ 12.605   $ 12.316
Accumulation unit value at end of period..................................  $   19.810  $   19.520  $ 14.275   $ 12.605
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          3
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.331  $   12.630  $ 10.698   $ 10.721
Accumulation unit value at end of period..................................  $   18.824  $   17.331  $ 12.630   $ 10.698
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.184  $   12.542  $ 10.640   $ 11.633
Accumulation unit value at end of period..................................  $   18.636  $   17.184  $ 12.542   $ 10.639
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.990  $   12.425  $ 10.562   $ 11.571
Accumulation unit value at end of period..................................  $   18.389  $   16.990  $ 12.425   $ 10.562
Number of accumulation units outstanding at end of period (in thousands)..           2           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.846  $   12.339  $ 10.504   $ 11.525
Accumulation unit value at end of period..................................  $   18.206  $   16.846  $ 12.339   $ 10.504
Number of accumulation units outstanding at end of period (in thousands)..          23          22        22         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.704  $   12.253  $ 10.446   $ 11.479
Accumulation unit value at end of period..................................  $   18.025  $   16.704  $ 12.253   $ 10.446
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.609  $   12.195  $ 10.408   $ 11.448
Accumulation unit value at end of period..................................  $   17.906  $   16.609  $ 12.195   $ 10.408
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.516  $   12.139  $ 10.370   $ 11.418
Accumulation unit value at end of period..................................  $   17.787  $   16.516  $ 12.139   $ 10.370
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.746  $  5.326   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.660  $  7.746   $  5.326  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.967  $  6.178   $ 12.153  $  10.999
Accumulation unit value at end of period..................................  $  12.316  $  8.967   $  6.178  $  12.153
Number of accumulation units outstanding at end of period (in thousands)..          2         2          0          -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.209  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.633  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.178  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.571  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.155  $  6.488   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.525  $  9.155   $  6.488  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.132  $  6.482   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.479  $  9.132   $  6.482  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.117  $  6.478   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.448  $  9.117   $  6.478  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.102  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.418  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -


                                  APP I-10

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.330  $   12.026  $ 10.294   $ 11.357
Accumulation unit value at end of period..................................  $   17.551  $   16.330  $ 12.026   $ 10.294
Number of accumulation units outstanding at end of period (in thousands)..          11          10         7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.146  $   11.914  $ 10.219   $ 11.297
Accumulation unit value at end of period..................................  $   17.319  $   16.146  $ 11.914   $ 10.219
Number of accumulation units outstanding at end of period (in thousands)..          16          17        18         20
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.994  $   11.236  $ 10.498   $ 10.393
Accumulation unit value at end of period..................................  $   11.755  $   10.994  $ 11.236   $ 10.498
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.947  $   11.204  $ 10.484   $ 10.192
Accumulation unit value at end of period..................................  $   11.687  $   10.947  $ 11.204   $ 10.484
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.884  $   11.162  $ 10.466   $ 10.188
Accumulation unit value at end of period..................................  $   11.597  $   10.884  $ 11.162   $ 10.466
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.837  $   11.131  $ 10.452   $ 10.184
Accumulation unit value at end of period..................................  $   11.529  $   10.837  $ 11.131   $ 10.452
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.790  $   11.099  $ 10.438   $ 10.181
Accumulation unit value at end of period..................................  $   11.463  $   10.790  $ 11.099   $ 10.438
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.759  $   11.078  $ 10.429   $ 10.179
Accumulation unit value at end of period..................................  $   11.418  $   10.759  $ 11.078   $ 10.428
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.728  $   11.058  $ 10.419   $ 10.176
Accumulation unit value at end of period..................................  $   11.374  $   10.728  $ 11.058   $ 10.419
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.072  $  6.465   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.357  $  9.072   $  6.465  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.041  $  6.456   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.297  $  9.041   $  6.456  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12         6          1          -
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-11

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.666  $   11.016   $ 10.401   $ 10.172
Accumulation unit value at end of period..................................  $   11.286  $   10.666   $ 11.016   $ 10.401
Number of accumulation units outstanding at end of period (in thousands)..           1           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.605  $   10.975   $ 10.382   $ 10.167
Accumulation unit value at end of period..................................  $   11.199  $   10.605   $ 10.975   $ 10.382
Number of accumulation units outstanding at end of period (in thousands)..           -           0          0          -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.802  $   13.812   $ 11.913   $ 11.829
Accumulation unit value at end of period..................................  $   14.817  $   13.802   $ 13.812   $ 11.913
Number of accumulation units outstanding at end of period (in thousands)..           1           -          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.259  $   12.285   $ 10.612   $  9.991
Accumulation unit value at end of period..................................  $   13.140  $   12.259   $ 12.285   $ 10.612
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.177  $   16.245   $ 14.061   $ 13.264
Accumulation unit value at end of period..................................  $   17.306  $   16.177   $ 16.245   $ 14.061
Number of accumulation units outstanding at end of period (in thousands)..           4           3          2          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.877  $   15.967   $ 13.841   $ 13.076
Accumulation unit value at end of period..................................  $   16.958  $   15.877   $ 15.967   $ 13.841
Number of accumulation units outstanding at end of period (in thousands)..           -           1          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.644  $   14.750   $ 12.805   $ 12.116
Accumulation unit value at end of period..................................  $   15.619  $   14.644   $ 14.750   $ 12.805
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.810  $   10.899   $  9.471   $  8.970
Accumulation unit value at end of period..................................  $   11.518  $   10.810   $ 10.899   $  9.471
Number of accumulation units outstanding at end of period (in thousands)..           3           3          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.197  $   15.337   $ 13.341   $ 12.649
Accumulation unit value at end of period..................................  $   16.176  $   15.197   $ 15.337   $ 13.341
Number of accumulation units outstanding at end of period (in thousands)..           2           1          1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.967  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.991  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.929  $ 10.049   $ 14.216  $  13.856
Accumulation unit value at end of period..................................  $  13.264  $ 11.929   $ 10.049  $  14.216
Number of accumulation units outstanding at end of period (in thousands)..          4         3          6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.778  $  9.937   $ 14.078  $  11.536
Accumulation unit value at end of period..................................  $  13.076  $ 11.778   $  9.937  $  14.078
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.929  $  9.234   $ 13.103  $  11.536
Accumulation unit value at end of period..................................  $  12.116  $ 10.929   $  9.234  $  13.103
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.100  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.970  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.432  $  9.679   $ 13.761  $  11.536
Accumulation unit value at end of period..................................  $  12.649  $ 11.432   $  9.679  $  13.761
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          1


                                  APP I-12

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.598  $   10.717  $  9.341   $  8.874
Accumulation unit value at end of period..................................  $   11.258  $   10.598  $ 10.717   $  9.341
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.455  $   14.647  $ 12.792   $ 12.177
Accumulation unit value at end of period..................................  $   15.325  $   14.455  $ 14.647   $ 12.792
Number of accumulation units outstanding at end of period (in thousands)..           5           5         5          4
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.045  $    9.222  $  8.177   $  8.564
Accumulation unit value at end of period..................................  $   12.693  $   12.045  $  9.222   $  8.177
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    8.859  $    6.793  $  6.032   $  7.183
Accumulation unit value at end of period..................................  $    9.322  $    8.859  $  6.793   $  6.032
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.100  $    8.528  $  7.588   $  9.054
Accumulation unit value at end of period..................................  $   11.657  $   11.100  $  8.528   $  7.588
Number of accumulation units outstanding at end of period (in thousands)..           5           4         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.546  $    8.884  $  7.917   $  9.461
Accumulation unit value at end of period..................................  $   12.107  $   11.546  $  8.884   $  7.917
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.400  $    8.785  $  7.841   $  9.383
Accumulation unit value at end of period..................................  $   11.936  $   11.400  $  8.785   $  7.840
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    7.528  $    5.807  $  5.187   $  6.214
Accumulation unit value at end of period..................................  $    7.874  $    7.528  $  5.807   $  5.187
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.209  $    8.655  $  7.740   $  9.282
Accumulation unit value at end of period..................................  $   11.713  $   11.209  $  8.655   $  7.740
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          3

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.036  $  6.818   $  9.712  $  11.536
Accumulation unit value at end of period..................................  $   8.874  $  8.036   $  6.818  $   9.712
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.050  $  9.393   $ 13.408  $  11.536
Accumulation unit value at end of period..................................  $  12.177  $ 11.050   $  9.393  $  13.408
Number of accumulation units outstanding at end of period (in thousands)..          4         4          6          7
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   6.639  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.183  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.385  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.054  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.774  $  6.620   $ 13.998  $  14.009
Accumulation unit value at end of period..................................  $   9.461  $  8.774   $  6.620  $  13.998
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.716  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.383  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   5.778  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.214  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.639  $  6.540   $ 13.879  $  14.009
Accumulation unit value at end of period..................................  $   9.282  $  8.639   $  6.540  $  13.879
Number of accumulation units outstanding at end of period (in thousands)..          6         5          4          3


                                  APP I-13

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    7.380  $    5.710  $  5.116   $  6.148
Accumulation unit value at end of period..................................  $    7.696  $    7.380  $  5.710   $  5.116
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.836  $    8.401  $  7.543   $  9.081
Accumulation unit value at end of period..................................  $   11.278  $   10.836  $  8.401   $  7.542
Number of accumulation units outstanding at end of period (in thousands)..           2           3         4          3
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.724  $   10.220  $  8.695   $  8.635
Accumulation unit value at end of period..................................  $   14.936  $   13.724  $ 10.220   $  8.695
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.296  $    9.951  $  8.509   $  8.100
Accumulation unit value at end of period..................................  $   14.398  $   13.296  $  9.951   $  8.509
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.244  $   12.176  $ 10.427   $  9.940
Accumulation unit value at end of period..................................  $   17.565  $   16.244  $ 12.176   $ 10.427
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.087  $    9.819  $  8.417   $  8.032
Accumulation unit value at end of period..................................  $   14.137  $   13.087  $  9.819   $  8.417
Number of accumulation units outstanding at end of period (in thousands)..           2           3         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.001  $   12.017  $ 10.312   $  9.850
Accumulation unit value at end of period..................................  $   17.267  $   16.001  $ 12.017   $ 10.312
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.840  $    9.663  $  8.308   $  7.952
Accumulation unit value at end of period..................................  $   13.829  $   12.840  $  9.663   $  8.308
Number of accumulation units outstanding at end of period (in thousands)..           -           0         7          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.525  $   11.707  $ 10.085   $  9.673
Accumulation unit value at end of period..................................  $   16.687  $   15.525  $ 11.707   $ 10.085
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   5.733  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.148  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.486  $  6.451   $ 13.743  $  14.009
Accumulation unit value at end of period..................................  $   9.081  $  8.486   $  6.451  $  13.743
Number of accumulation units outstanding at end of period (in thousands)..          3         1          1          1
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.195  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.100  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.844  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.940  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.153  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.032  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.781  $  8.425   $ 12.468  $  12.490
Accumulation unit value at end of period..................................  $   9.850  $  8.781   $  8.425  $  12.468
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.103  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.952  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.657  $  8.425   $ 12.391  $  12.417
Accumulation unit value at end of period..................................  $   9.673  $  8.657   $  8.425  $  12.391
Number of accumulation units outstanding at end of period (in thousands)..          0         4          3          0


                                  APP I-14

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.049  $   10.530  $  9.291   $  9.331
Accumulation unit value at end of period..................................  $   15.860  $   14.049  $ 10.530   $  9.291
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.753  $   11.075  $  9.786   $  9.700
Accumulation unit value at end of period..................................  $   16.630  $   14.753  $ 11.075   $  9.786
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.587  $   10.972  $  9.715   $  9.649
Accumulation unit value at end of period..................................  $   16.409  $   14.587  $ 10.972   $  9.715
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.592  $   10.239  $  9.080   $  9.031
Accumulation unit value at end of period..................................  $   15.268  $   13.592  $ 10.239   $  9.080
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.167  $   12.197  $ 10.832   $ 10.791
Accumulation unit value at end of period..................................  $   18.133  $   16.167  $ 12.197   $ 10.832
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.370  $   10.097  $  8.976   $  8.950
Accumulation unit value at end of period..................................  $   14.980  $   13.370  $ 10.097   $  8.976
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.925  $   12.038  $ 10.713   $ 10.693
Accumulation unit value at end of period..................................  $   17.826  $   15.925  $ 12.038   $ 10.713
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.107  $    9.928  $  8.852   $  8.854
Accumulation unit value at end of period..................................  $   14.642  $   13.107  $  9.928   $  8.852
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.451  $   11.727  $ 10.477   $ 10.500
Accumulation unit value at end of period..................................  $   17.227  $   15.451  $ 11.727   $ 10.477
Number of accumulation units outstanding at end of period (in thousands)..           -           0        (0)        (0)

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.451  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.700  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.423  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.649  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.896  $  5.876   $ 10.431  $  10.069
Accumulation unit value at end of period..................................  $   9.031  $  7.896   $  5.876  $  10.431
Number of accumulation units outstanding at end of period (in thousands)..          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.448  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.791  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.844  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.950  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.381  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.693  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.783  $  5.824   $ 10.396  $  10.067
Accumulation unit value at end of period..................................  $   8.854  $  7.783   $  5.824  $  10.396
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.249  $  6.935   $ 12.403  $  12.025
Accumulation unit value at end of period..................................  $  10.500  $  9.249   $  6.935  $  12.403
Number of accumulation units outstanding at end of period (in thousands)..          0         1          -          -


                                  APP I-15

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.647  $   11.861  $ 10.002   $ 10.030
Accumulation unit value at end of period..................................  $   13.056  $   12.647  $ 11.861   $ 10.002
Number of accumulation units outstanding at end of period (in thousands)..           -          11         8          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.593  $   11.828  $  9.989   $ 10.288
Accumulation unit value at end of period..................................  $   12.980  $   12.593  $ 11.828   $  9.989
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.520  $   11.783  $  9.971   $ 10.284
Accumulation unit value at end of period..................................  $   12.880  $   12.520  $ 11.783   $  9.971
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.466  $   11.750  $  9.958   $ 10.280
Accumulation unit value at end of period..................................  $   12.805  $   12.466  $ 11.750   $  9.958
Number of accumulation units outstanding at end of period (in thousands)..           4           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.413  $   11.717  $  9.944   $ 10.277
Accumulation unit value at end of period..................................  $   12.731  $   12.413  $ 11.717   $  9.944
Number of accumulation units outstanding at end of period (in thousands)..           -           -         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.377  $   11.695  $  9.936   $ 10.275
Accumulation unit value at end of period..................................  $   12.681  $   12.377  $ 11.695   $  9.935
Number of accumulation units outstanding at end of period (in thousands)..           3           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.341  $   11.673  $  9.927   $ 10.272
Accumulation unit value at end of period..................................  $   12.632  $   12.341  $ 11.673   $  9.927
Number of accumulation units outstanding at end of period (in thousands)..           3           3         2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.270  $   11.629  $  9.909   $ 10.268
Accumulation unit value at end of period..................................  $   12.535  $   12.270  $ 11.629   $  9.909
Number of accumulation units outstanding at end of period (in thousands)..           8           5         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.200  $   11.586  $  9.892   $ 10.263
Accumulation unit value at end of period..................................  $   12.438  $   12.200  $ 11.586   $  9.891
Number of accumulation units outstanding at end of period (in thousands)..           4           4         1          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-16

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.174  $    8.097  $  7.017   $  7.371
Accumulation unit value at end of period..................................  $    9.045  $    9.174  $  8.097   $  7.017
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    8.988  $    7.944  $  6.895   $  8.271
Accumulation unit value at end of period..................................  $    8.848  $    8.988  $  7.944   $  6.895
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    9.035  $    8.002  $  6.959   $  8.364
Accumulation unit value at end of period..................................  $    8.876  $    9.035  $  8.002   $  6.959
Number of accumulation units outstanding at end of period (in thousands)..           1           2         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    8.876  $    7.873  $  6.857   $  8.254
Accumulation unit value at end of period..................................  $    8.707  $    8.876  $  7.873   $  6.857
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.395  $   11.011  $  9.604   $ 11.578
Accumulation unit value at end of period..................................  $   12.141  $   12.395  $ 11.011   $  9.604
Number of accumulation units outstanding at end of period (in thousands)..           7          15        15         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    8.730  $    7.763  $  6.778   $  8.180
Accumulation unit value at end of period..................................  $    8.543  $    8.730  $  7.763   $  6.778
Number of accumulation units outstanding at end of period (in thousands)..           6           5         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.209  $   10.868  $  9.498   $ 11.473
Accumulation unit value at end of period..................................  $   11.935  $   12.209  $ 10.868   $  9.498
Number of accumulation units outstanding at end of period (in thousands)..           3           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    8.559  $    7.634  $  6.685   $  8.092
Accumulation unit value at end of period..................................  $    8.350  $    8.559  $  7.634   $  6.685
Number of accumulation units outstanding at end of period (in thousands)..           5          11         8          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.846  $   10.587  $  9.289   $ 11.266
Accumulation unit value at end of period..................................  $   11.534  $   11.846  $ 10.587   $  9.289
Number of accumulation units outstanding at end of period (in thousands)..          10          10        17         19

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.370  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.271  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.468  $  5.350   $ 10.609  $  10.208
Accumulation unit value at end of period..................................  $   8.364  $  7.468   $  5.350  $  10.609
Number of accumulation units outstanding at end of period (in thousands)..          8         7          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.381  $  5.295   $ 10.516  $  10.127
Accumulation unit value at end of period..................................  $   8.254  $  7.381   $  5.295  $  10.516
Number of accumulation units outstanding at end of period (in thousands)..          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.369  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.578  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         14         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.333  $  5.274   $ 10.500  $  10.126
Accumulation unit value at end of period..................................  $   8.180  $  7.333   $  5.274  $  10.500
Number of accumulation units outstanding at end of period (in thousands)..          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.296  $  7.412   $ 14.772  $  14.255
Accumulation unit value at end of period..................................  $  11.473  $ 10.296   $  7.412  $  14.772
Number of accumulation units outstanding at end of period (in thousands)..          0        11         11          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.276  $  5.248   $ 10.481  $  10.125
Accumulation unit value at end of period..................................  $   8.092  $  7.276   $  5.248  $  10.481
Number of accumulation units outstanding at end of period (in thousands)..          5         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.151  $  7.337   $ 14.681  $  14.199
Accumulation unit value at end of period..................................  $  11.266  $ 10.151   $  7.337  $  14.681
Number of accumulation units outstanding at end of period (in thousands)..         16        16         15          7


                                  APP I-17

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.347  $   15.850  $ 13.879   $ 14.973
Accumulation unit value at end of period..................................  $   18.079  $   19.347  $ 15.850   $ 13.879
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    7.374  $    6.050  $  5.305   $  6.658
Accumulation unit value at end of period..................................  $    6.880  $    7.374  $  6.050   $  5.305
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.049  $    9.084  $  7.982   $ 10.037
Accumulation unit value at end of period..................................  $   10.288  $   11.049  $  9.084   $  7.982
Number of accumulation units outstanding at end of period (in thousands)..          12          12        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.904  $    8.978  $  7.901   $  9.950
Accumulation unit value at end of period..................................  $   10.138  $   10.904  $  8.978   $  7.901
Number of accumulation units outstanding at end of period (in thousands)..           7           7         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.761  $    8.874  $  7.821   $  9.864
Accumulation unit value at end of period..................................  $    9.990  $   10.761  $  8.874   $  7.821
Number of accumulation units outstanding at end of period (in thousands)..          17          16        15         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    6.633  $    5.475  $  4.830   $  6.098
Accumulation unit value at end of period..................................  $    6.152  $    6.633  $  5.475   $  4.830
Number of accumulation units outstanding at end of period (in thousands)..           5           4         5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.574  $    8.736  $  7.715   $  9.751
Accumulation unit value at end of period..................................  $    9.797  $   10.574  $  8.736   $  7.715
Number of accumulation units outstanding at end of period (in thousands)..          55          56        53         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    6.503  $    5.384  $  4.764   $  6.033
Accumulation unit value at end of period..................................  $    6.013  $    6.503  $  5.384   $  4.764
Number of accumulation units outstanding at end of period (in thousands)..           2           4         8         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.467  $    8.683  $  7.698   $  9.769
Accumulation unit value at end of period..................................  $    9.659  $   10.467  $  8.683   $  7.698
Number of accumulation units outstanding at end of period (in thousands)..          29          45        43         40

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   6.450  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.658  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.743  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.037  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         15         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.673  $  7.243   $ 15.668  $  16.534
Accumulation unit value at end of period..................................  $   9.950  $  9.673   $  7.243  $  15.668
Number of accumulation units outstanding at end of period (in thousands)..          4         6          6          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.604  $  7.202   $ 15.602  $  16.479
Accumulation unit value at end of period..................................  $   9.864  $  9.604   $  7.202  $  15.602
Number of accumulation units outstanding at end of period (in thousands)..         14         1          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   5.943  $  4.461   $  9.675  $  10.224
Accumulation unit value at end of period..................................  $   6.098  $  5.943   $  4.461  $   9.675
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.512  $  7.147   $ 15.515  $  16.406
Accumulation unit value at end of period..................................  $   9.751  $  9.512   $  7.147  $  15.515
Number of accumulation units outstanding at end of period (in thousands)..         43        53         46         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   5.897  $  4.440   $  9.657  $  10.223
Accumulation unit value at end of period..................................  $   6.033  $  5.897   $  4.440  $   9.657
Number of accumulation units outstanding at end of period (in thousands)..         16         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.568  $  7.218   $ 15.732  $  16.674
Accumulation unit value at end of period..................................  $   9.769  $  9.568   $  7.218  $  15.732
Number of accumulation units outstanding at end of period (in thousands)..         42        40         26         12


                                  APP I-18

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.474  $    7.718  $  6.719   $  6.684
Accumulation unit value at end of period..................................  $   11.685  $   10.474  $  7.718   $  6.719
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.215  $    9.014  $  7.860   $  8.200
Accumulation unit value at end of period..................................  $   13.607  $   12.215  $  9.014   $  7.860
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.233  $    7.567  $  6.611   $  6.910
Accumulation unit value at end of period..................................  $   11.377  $   10.233  $  7.567   $  6.611
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.132  $    7.503  $  6.565   $  6.873
Accumulation unit value at end of period..................................  $   11.247  $   10.132  $  7.503   $  6.565
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.031  $    7.439  $  6.519   $  6.835
Accumulation unit value at end of period..................................  $   11.119  $   10.031  $  7.439   $  6.519
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.736  $    7.228  $  6.340   $  6.654
Accumulation unit value at end of period..................................  $   10.781  $    9.736  $  7.228   $  6.340
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $    9.899  $    7.356  $  6.459   $  6.786
Accumulation unit value at end of period..................................  $   10.950  $    9.899  $  7.356   $  6.459
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.545  $    7.107  $  6.253   $  6.582
Accumulation unit value at end of period..................................  $   10.538  $    9.545  $  7.107   $  6.253
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.639  $    7.192  $  6.340   $  6.687
Accumulation unit value at end of period..................................  $   10.621  $    9.639  $  7.192   $  6.340
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.372  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.200  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   6.226  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.910  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.201  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.873  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   6.176  $  5.221   $  9.043  $  10.313
Accumulation unit value at end of period..................................  $   6.835  $  6.176   $  5.221  $   9.043
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.019  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.654  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   6.144  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.786  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   5.972  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.582  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   6.079  $  5.170   $  9.008  $  10.309
Accumulation unit value at end of period..................................  $   6.687  $  6.079   $  5.170  $   9.008
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -


                                  APP I-19

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.831  $    9.974  $  8.755   $  8.604
Accumulation unit value at end of period..................................  $   14.069  $   12.831  $  9.974   $  8.755
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.722  $    9.904  $  8.707   $  8.459
Accumulation unit value at end of period..................................  $   13.929  $   12.722  $  9.904   $  8.706
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.579  $    9.812  $  8.643   $  8.414
Accumulation unit value at end of period..................................  $   13.744  $   12.579  $  9.812   $  8.643
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.472  $    9.744  $  8.595   $  8.380
Accumulation unit value at end of period..................................  $   13.607  $   12.472  $  9.744   $  8.595
Number of accumulation units outstanding at end of period (in thousands)..         135         136       103         71
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.367  $    9.676  $  8.548   $  8.346
Accumulation unit value at end of period..................................  $   13.472  $   12.367  $  9.676   $  8.548
Number of accumulation units outstanding at end of period (in thousands)..          49          57        33          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.297  $    9.631  $  8.517   $  8.324
Accumulation unit value at end of period..................................  $   13.382  $   12.297  $  9.631   $  8.517
Number of accumulation units outstanding at end of period (in thousands)..          54          51        90         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.227  $    9.586  $  8.486   $  8.302
Accumulation unit value at end of period..................................  $   13.293  $   12.227  $  9.586   $  8.486
Number of accumulation units outstanding at end of period (in thousands)..          13          13        10         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.090  $    9.497  $  8.424   $  8.258
Accumulation unit value at end of period..................................  $   13.117  $   12.090  $  9.497   $  8.424
Number of accumulation units outstanding at end of period (in thousands)..          54          55        43         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.953  $    9.409  $  8.362   $  8.214
Accumulation unit value at end of period..................................  $   12.944  $   11.953  $  9.409   $  8.362
Number of accumulation units outstanding at end of period (in thousands)..         119         112       108        102

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.492  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.459  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.467  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.414  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.448  $  6.629   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.380  $  7.448   $  6.629  $       -
Number of accumulation units outstanding at end of period (in thousands)..         48         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.429  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.346  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.417  $  6.618   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.324  $  7.417   $  6.618  $       -
Number of accumulation units outstanding at end of period (in thousands)..         18         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.404  $  6.614   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.302  $  7.404   $  6.614  $       -
Number of accumulation units outstanding at end of period (in thousands)..         36        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.380  $  6.605   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.258  $  7.380   $  6.605  $       -
Number of accumulation units outstanding at end of period (in thousands)..         16         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.355  $  6.596   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.214  $  7.355   $  6.596  $       -
Number of accumulation units outstanding at end of period (in thousands)..         57        27          0          -


                                  APP I-20

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.660  $   10.579  $  8.712   $  9.094
Accumulation unit value at end of period..................................  $   11.005  $   11.660  $ 10.579   $  8.712
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.609  $   10.549  $  8.700   $ 10.615
Accumulation unit value at end of period..................................  $   10.941  $   11.609  $ 10.549   $  8.700
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.843  $   11.694  $  9.663   $ 11.806
Accumulation unit value at end of period..................................  $   12.080  $   12.843  $ 11.694   $  9.663
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.493  $   10.480  $  8.673   $ 10.607
Accumulation unit value at end of period..................................  $   10.794  $   11.493  $ 10.480   $  8.673
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.443  $   10.450  $  8.662   $ 10.604
Accumulation unit value at end of period..................................  $   10.731  $   11.443  $ 10.450   $  8.662
Number of accumulation units outstanding at end of period (in thousands)..           4           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.410  $   10.431  $  8.654   $ 10.601
Accumulation unit value at end of period..................................  $   10.689  $   11.410  $ 10.431   $  8.654
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.377  $   10.411  $  8.646   $ 10.599
Accumulation unit value at end of period..................................  $   10.648  $   11.377  $ 10.411   $  8.646
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.312  $   10.372  $  8.631   $ 10.594
Accumulation unit value at end of period..................................  $   10.565  $   11.312  $ 10.372   $  8.631
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.247  $   10.333  $  8.616   $ 10.590
Accumulation unit value at end of period..................................  $   10.483  $   11.247  $ 10.333   $  8.616
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-21

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.669  $   12.671  $ 11.485   $ 11.424
Accumulation unit value at end of period..................................  $   16.935  $   16.669  $ 12.671   $ 11.485
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.528  $   12.583  $ 11.422   $ 11.202
Accumulation unit value at end of period..................................  $   16.767  $   16.528  $ 12.583   $ 11.422
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.342  $   12.466  $ 11.338   $ 11.142
Accumulation unit value at end of period..................................  $   16.545  $   16.342  $ 12.466   $ 11.338
Number of accumulation units outstanding at end of period (in thousands)..          19          19         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.204  $   12.379  $ 11.276   $ 11.098
Accumulation unit value at end of period..................................  $   16.380  $   16.204  $ 12.379   $ 11.276
Number of accumulation units outstanding at end of period (in thousands)..          35          36        43         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.066  $   12.293  $ 11.214   $ 11.054
Accumulation unit value at end of period..................................  $   16.217  $   16.066  $ 12.293   $ 11.214
Number of accumulation units outstanding at end of period (in thousands)..           -           0        13          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.976  $   12.235  $ 11.173   $ 11.024
Accumulation unit value at end of period..................................  $   16.109  $   15.976  $ 12.235   $ 11.173
Number of accumulation units outstanding at end of period (in thousands)..           8           8         6         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.885  $   12.178  $ 11.132   $ 10.995
Accumulation unit value at end of period..................................  $   16.002  $   15.885  $ 12.178   $ 11.132
Number of accumulation units outstanding at end of period (in thousands)..           1           2         2         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.706  $   12.065  $ 11.051   $ 10.936
Accumulation unit value at end of period..................................  $   15.790  $   15.706  $ 12.065   $ 11.051
Number of accumulation units outstanding at end of period (in thousands)..          28          25        22         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.529  $   11.953  $ 10.970   $ 10.878
Accumulation unit value at end of period..................................  $   15.581  $   15.529  $ 11.953   $ 10.970
Number of accumulation units outstanding at end of period (in thousands)..          13          19        22         29

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.983  $  7.258   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.202  $  8.983   $  7.258  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.953  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.142  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.930  $  7.241   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.098  $  8.930   $  7.241  $       -
Number of accumulation units outstanding at end of period (in thousands)..         21         8          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.908  $  7.234   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.054  $  8.908   $  7.234  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.893  $  7.229   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.024  $  8.893   $  7.229  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.878  $  7.224   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.995  $  8.878   $  7.224  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.849  $  7.215   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.936  $  8.849   $  7.215  $       -
Number of accumulation units outstanding at end of period (in thousands)..         17        12          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.819  $  7.205   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.878  $  8.819   $  7.205  $       -
Number of accumulation units outstanding at end of period (in thousands)..         26        21          0          -


                                  APP I-22

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.604  $   10.257  $  8.843   $  8.783
Accumulation unit value at end of period..................................  $   15.379  $   13.604  $ 10.257   $  8.843
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.906  $   11.255  $  9.718   $  9.372
Accumulation unit value at end of period..................................  $   16.825  $   14.906  $ 11.255   $  9.718
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.738  $   11.151  $  9.647   $  9.322
Accumulation unit value at end of period..................................  $   16.602  $   14.738  $ 11.151   $  9.647
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.162  $    9.973  $  8.641   $  8.362
Accumulation unit value at end of period..................................  $   14.805  $   13.162  $  9.973   $  8.641
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.393  $   12.440  $ 10.795   $ 10.462
Accumulation unit value at end of period..................................  $   18.411  $   16.393  $ 12.440   $ 10.794
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.946  $    9.834  $  8.542   $  8.287
Accumulation unit value at end of period..................................  $   14.526  $   12.946  $  9.834   $  8.542
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.147  $   12.278  $ 10.675   $ 10.367
Accumulation unit value at end of period..................................  $   18.099  $   16.147  $ 12.278   $ 10.675
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.692  $    9.670  $  8.425   $  8.198
Accumulation unit value at end of period..................................  $   14.198  $   12.692  $  9.670   $  8.425
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.667  $   11.960  $ 10.441   $ 10.180
Accumulation unit value at end of period..................................  $   17.490  $   15.667  $ 11.960   $ 10.441
Number of accumulation units outstanding at end of period (in thousands)..           2           4         4          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.192  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.372  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.165  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.322  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.335  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.362  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.191  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.462  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.288  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.287  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.126  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.367  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.231  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.198  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.997  $  7.608   $ 11.832  $  12.618
Accumulation unit value at end of period..................................  $  10.180  $  8.997   $  7.608  $  11.832
Number of accumulation units outstanding at end of period (in thousands)..          3         2          0          0


                                  APP I-23

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.763  $   22.434  $ 20.168   $ 19.648
Accumulation unit value at end of period..................................  $   29.991  $   26.763  $ 22.434   $ 20.168
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.052  $   11.796  $ 10.621   $ 10.296
Accumulation unit value at end of period..................................  $   15.723  $   14.052  $ 11.796   $ 10.621
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.893  $   11.687  $ 10.543   $ 10.241
Accumulation unit value at end of period..................................  $   15.514  $   13.893  $ 11.687   $ 10.543
Number of accumulation units outstanding at end of period (in thousands)..       1,598       1,447         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   26.355  $   22.202  $ 20.060   $ 19.515
Accumulation unit value at end of period..................................  $   29.386  $   26.355  $ 22.202   $ 20.060
Number of accumulation units outstanding at end of period (in thousands)..          64         156       928        916
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.988  $   17.708  $ 16.023   $ 15.611
Accumulation unit value at end of period..................................  $   23.367  $   20.988  $ 17.708   $ 16.023
Number of accumulation units outstanding at end of period (in thousands)..          28          28        26          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.604  $   10.644  $  9.641   $  9.403
Accumulation unit value at end of period..................................  $   14.018  $   12.604  $ 10.644   $  9.641
Number of accumulation units outstanding at end of period (in thousands)..          92          89        78         70
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.186  $   19.601  $ 17.772   $ 17.350
Accumulation unit value at end of period..................................  $   25.763  $   23.186  $ 19.601   $ 17.772
Number of accumulation units outstanding at end of period (in thousands)..          28          30        60         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.356  $   10.467  $  9.509   $  9.302
Accumulation unit value at end of period..................................  $   13.702  $   12.356  $ 10.467   $  9.509
Number of accumulation units outstanding at end of period (in thousands)..          43          47        27         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.545  $   16.589  $ 15.101   $ 14.802
Accumulation unit value at end of period..................................  $   21.630  $   19.545  $ 16.589   $ 15.101
Number of accumulation units outstanding at end of period (in thousands)..          33          32        43         44

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.125  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.296  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.094  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.241  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  17.356  $ 15.581   $ 19.636  $  19.456
Accumulation unit value at end of period..................................  $  19.515  $ 17.356   $ 15.581  $  19.636
Number of accumulation units outstanding at end of period (in thousands)..        787        36         63         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.905  $ 12.502   $ 15.779  $  15.658
Accumulation unit value at end of period..................................  $  15.611  $ 13.905   $ 12.502  $  15.779
Number of accumulation units outstanding at end of period (in thousands)..          5        74         64         73
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.383  $  7.545   $  9.532  $  10.053
Accumulation unit value at end of period..................................  $   9.403  $  8.383   $  7.545  $   9.532
Number of accumulation units outstanding at end of period (in thousands)..        126        43          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  15.484  $ 13.950   $ 17.642  $  17.541
Accumulation unit value at end of period..................................  $  17.350  $ 15.484   $ 13.950  $  17.642
Number of accumulation units outstanding at end of period (in thousands)..         55        59         51         96
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.318  $  7.508   $  9.515  $  10.052
Accumulation unit value at end of period..................................  $   9.302  $  8.318   $  7.508  $   9.515
Number of accumulation units outstanding at end of period (in thousands)..         16         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.263  $ 11.996   $ 15.233  $  15.206
Accumulation unit value at end of period..................................  $  14.802  $ 13.263   $ 11.996  $  15.233
Number of accumulation units outstanding at end of period (in thousands)..         31        29         23         20


                                  APP I-24

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.268  $   21.125  $ 18.590   $ 18.800
Accumulation unit value at end of period..................................  $   30.248  $   27.268  $ 21.125   $ 18.590
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   27.071  $   21.004  $ 18.512   $ 18.756
Accumulation unit value at end of period..................................  $   29.985  $   27.071  $ 21.004   $ 18.511
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   26.811  $   20.844  $ 18.407   $ 18.688
Accumulation unit value at end of period..................................  $   29.638  $   26.811  $ 20.844   $ 18.407
Number of accumulation units outstanding at end of period (in thousands)..          15          15        15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   26.618  $   20.725  $ 18.330   $ 18.637
Accumulation unit value at end of period..................................  $   29.381  $   26.618  $ 20.725   $ 18.330
Number of accumulation units outstanding at end of period (in thousands)..           5           9         4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   26.426  $   20.607  $ 18.252   $ 18.586
Accumulation unit value at end of period..................................  $   29.125  $   26.426  $ 20.607   $ 18.252
Number of accumulation units outstanding at end of period (in thousands)..          17          17        15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   26.299  $   20.528  $ 18.201   $ 18.553
Accumulation unit value at end of period..................................  $   28.956  $   26.299  $ 20.528   $ 18.201
Number of accumulation units outstanding at end of period (in thousands)..           4           4        14          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   26.173  $   20.450  $ 18.149   $ 18.519
Accumulation unit value at end of period..................................  $   28.788  $   26.173  $ 20.450   $ 18.149
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   25.922  $   20.294  $ 18.047   $ 18.451
Accumulation unit value at end of period..................................  $   28.455  $   25.922  $ 20.294   $ 18.047
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.673  $   20.140  $ 17.946   $ 18.384
Accumulation unit value at end of period..................................  $   28.126  $   25.673  $ 20.140   $ 17.946
Number of accumulation units outstanding at end of period (in thousands)..           5           4         4          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-25

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.259  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   11.068  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.258  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   11.049  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.255  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   11.025  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.254  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   11.006  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          20           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.252  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.988  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           7           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.251  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.976  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.250  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.964  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          10           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.247  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.939  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.245  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.915  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           9           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-26

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.202  $   14.558  $ 13.677   $ 13.636
Accumulation unit value at end of period..................................  $   13.515  $   13.202  $ 14.558   $ 13.677
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.791  $   14.175  $ 13.384   $ 11.941
Accumulation unit value at end of period..................................  $   13.028  $   12.791  $ 14.175   $ 13.384
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.331  $   14.796  $ 13.991   $ 12.502
Accumulation unit value at end of period..................................  $   13.558  $   13.331  $ 14.796   $ 13.991
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.590  $   13.987  $ 13.240   $ 11.842
Accumulation unit value at end of period..................................  $   12.791  $   12.590  $ 13.987   $ 13.239
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.131  $   14.603  $ 13.837   $ 12.389
Accumulation unit value at end of period..................................  $   13.328  $   13.131  $ 14.603   $ 13.837
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.353  $   13.765  $ 13.068   $ 11.724
Accumulation unit value at end of period..................................  $   12.513  $   12.353  $ 13.765   $ 13.068
Number of accumulation units outstanding at end of period (in thousands)..           7           8         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.741  $   14.226  $ 13.533   $ 12.165
Accumulation unit value at end of period..................................  $   12.880  $   12.741  $ 14.226   $ 13.533
Number of accumulation units outstanding at end of period (in thousands)..           2           4        15         12
AMERICAN CENTURY LARGE COMPANY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.746  $    8.970  $  7.710   $  7.559
Accumulation unit value at end of period..................................  $   13.226  $   11.746  $  8.970   $  7.710
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.429  $   10.270  $  8.841   $  8.764
Accumulation unit value at end of period..................................  $   15.099  $   13.429  $ 10.270   $  8.841
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.404  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.941  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.957  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.502  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.337  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.842  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.873  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.389  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.258  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.724  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.705  $ 10.742   $ 11.030  $  11.110
Accumulation unit value at end of period..................................  $  12.165  $ 11.705   $ 10.742  $  11.030
Number of accumulation units outstanding at end of period (in thousands)..          9         7          3          1
AMERICAN CENTURY LARGE COMPANY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.916  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.764  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-27

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.278  $   10.175  $  8.777   $  8.717
Accumulation unit value at end of period..................................  $   14.898  $   13.278  $ 10.175   $  8.777
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.364  $    8.722  $  7.535   $  7.495
Accumulation unit value at end of period..................................  $   12.733  $   11.364  $  8.722   $  7.535
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.331  $   11.015  $  9.530   $  9.494
Accumulation unit value at end of period..................................  $   16.033  $   14.331  $ 11.015   $  9.530
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.178  $    8.600  $  7.448   $  7.427
Accumulation unit value at end of period..................................  $   12.493  $   11.178  $  8.600   $  7.448
Number of accumulation units outstanding at end of period (in thousands)..           3           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.116  $   10.872  $  9.425   $  9.408
Accumulation unit value at end of period..................................  $   15.761  $   14.116  $ 10.872   $  9.425
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.959  $    8.457  $  7.346   $  7.347
Accumulation unit value at end of period..................................  $   12.211  $   10.959  $  8.457   $  7.346
Number of accumulation units outstanding at end of period (in thousands)..           -           -         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.696  $   10.590  $  9.218   $  9.238
Accumulation unit value at end of period..................................  $   15.231  $   13.696  $ 10.590   $  9.218
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.289  $   12.659  $ 11.115   $ 11.359
Accumulation unit value at end of period..................................  $   18.952  $   17.289  $ 12.659   $ 11.115
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.918  $   12.430  $ 10.952   $ 10.887
Accumulation unit value at end of period..................................  $   18.480  $   16.918  $ 12.430   $ 10.952
Number of accumulation units outstanding at end of period (in thousands)..           4           2         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.890  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.717  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.793  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.495  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.618  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.494  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.749  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.427  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.557  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.408  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.696  $  5.632   $  9.111  $  10.059
Accumulation unit value at end of period..................................  $   7.347  $  6.696   $  5.632  $   9.111
Number of accumulation units outstanding at end of period (in thousands)..          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.437  $  7.110   $ 11.525  $  12.738
Accumulation unit value at end of period..................................  $   9.238  $  8.437   $  7.110  $  11.525
Number of accumulation units outstanding at end of period (in thousands)..          0         4          2          0
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.394  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.887  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -


                                  APP I-28

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.573  $   12.195  $ 10.761   $ 10.713
Accumulation unit value at end of period..................................  $   18.076  $   16.573  $ 12.195   $ 10.761
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.364  $   12.059  $ 10.657   $ 10.626
Accumulation unit value at end of period..................................  $   17.822  $   16.364  $ 12.059   $ 10.657
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.367  $   11.336  $ 10.028   $ 10.008
Accumulation unit value at end of period..................................  $   16.719  $   15.367  $ 11.336   $ 10.028
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.089  $   11.880  $ 10.520   $ 10.510
Accumulation unit value at end of period..................................  $   17.488  $   16.089  $ 11.880   $ 10.520
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.077  $   11.156  $  9.898   $  9.908
Accumulation unit value at end of period..................................  $   16.355  $   15.077  $ 11.156   $  9.898
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.554  $   11.531  $ 10.252   $ 10.283
Accumulation unit value at end of period..................................  $   16.838  $   15.554  $ 11.531   $ 10.252
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          2
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.339  $   11.248  $  9.748   $  9.806
Accumulation unit value at end of period..................................  $   17.141  $   15.339  $ 11.248   $  9.748
Number of accumulation units outstanding at end of period (in thousands)..          31          73        83         75
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.374  $   12.025  $ 10.437   $ 10.453
Accumulation unit value at end of period..................................  $   18.271  $   16.374  $ 12.025   $ 10.437
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.190  $   11.913  $ 10.361   $ 10.397
Accumulation unit value at end of period..................................  $   18.028  $   16.190  $ 11.913   $ 10.361
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.258  $  6.890   $ 11.922  $   9.859
Accumulation unit value at end of period..................................  $  10.713  $  9.258   $  6.890  $  11.922
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.196  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.626  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.670  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.008  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.114  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.510  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.610  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.908  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.953  $  6.713   $ 11.703  $   9.751
Accumulation unit value at end of period..................................  $  10.283  $  8.953   $  6.713  $  11.703
Number of accumulation units outstanding at end of period (in thousands)..          1         1          2          1
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.215  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.453  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.184  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.397  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-29

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.840  $   10.937  $  9.526   $  9.574
Accumulation unit value at end of period..................................  $   16.501  $   14.840  $ 10.937   $  9.526
Number of accumulation units outstanding at end of period (in thousands)..          43          31        10         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.221  $   12.710  $ 11.087   $ 11.159
Accumulation unit value at end of period..................................  $   19.119  $   17.221  $ 12.710   $ 11.087
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.597  $   10.785  $  9.417   $  9.488
Accumulation unit value at end of period..................................  $   16.190  $   14.597  $ 10.785   $  9.417
Number of accumulation units outstanding at end of period (in thousands)..          39          37        58         60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.962  $   12.544  $ 10.964   $ 11.058
Accumulation unit value at end of period..................................  $   18.795  $   16.962  $ 12.544   $ 10.964
Number of accumulation units outstanding at end of period (in thousands)..          15          20        22         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.311  $   10.605  $  9.288   $  9.386
Accumulation unit value at end of period..................................  $   15.825  $   14.311  $ 10.605   $  9.288
Number of accumulation units outstanding at end of period (in thousands)..          41          36        20         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.457  $   12.219  $ 10.723   $ 10.858
Accumulation unit value at end of period..................................  $   18.162  $   16.457  $ 12.219   $ 10.723
Number of accumulation units outstanding at end of period (in thousands)..          50          40        45         39
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.482  $   11.936  $ 10.486   $ 10.460
Accumulation unit value at end of period..................................  $   15.715  $   14.482  $ 11.936   $ 10.486
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.812  $   12.227  $ 10.757   $ 10.409
Accumulation unit value at end of period..................................  $   16.049  $   14.812  $ 12.227   $ 10.757
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.645  $   12.113  $ 10.678   $ 10.354
Accumulation unit value at end of period..................................  $   15.836  $   14.645  $ 12.113   $ 10.678
Number of accumulation units outstanding at end of period (in thousands)..          33          32         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.470  $  6.135   $  9.916  $  10.111
Accumulation unit value at end of period..................................  $   9.574  $  8.470   $  6.135  $   9.916
Number of accumulation units outstanding at end of period (in thousands)..         11        12          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.887  $  7.172   $ 11.611  $  11.849
Accumulation unit value at end of period..................................  $  11.159  $  9.887   $  7.172  $  11.611
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.415  $  6.110   $  9.901  $  10.111
Accumulation unit value at end of period..................................  $   9.488  $  8.415   $  6.110  $   9.901
Number of accumulation units outstanding at end of period (in thousands)..         47        12          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.817  $  7.135   $ 11.575  $  11.826
Accumulation unit value at end of period..................................  $  11.058  $  9.817   $  7.135  $  11.575
Number of accumulation units outstanding at end of period (in thousands)..         13         5          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.349  $  6.080   $  9.883  $  10.110
Accumulation unit value at end of period..................................  $   9.386  $  8.349   $  6.080  $   9.883
Number of accumulation units outstanding at end of period (in thousands)..         18         8          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.678  $  7.062   $ 11.503  $  11.780
Accumulation unit value at end of period..................................  $  10.858  $  9.678   $  7.062  $  11.503
Number of accumulation units outstanding at end of period (in thousands)..         24        33         13          2
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.255  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.409  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.224  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.354  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-30

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.011  $   11.606  $ 10.247   $  9.950
Accumulation unit value at end of period..................................  $   15.128  $   14.011  $ 11.606   $ 10.247
Number of accumulation units outstanding at end of period (in thousands)..         120         109       123        104
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.054  $   13.318  $ 11.776   $ 11.453
Accumulation unit value at end of period..................................  $   17.308  $   16.054  $ 13.318   $ 11.776
Number of accumulation units outstanding at end of period (in thousands)..           9           8        18          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.782  $   11.445  $ 10.130   $  9.861
Accumulation unit value at end of period..................................  $   14.843  $   13.782  $ 11.445   $ 10.130
Number of accumulation units outstanding at end of period (in thousands)..          61          66        54         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.813  $   13.144  $ 11.646   $ 11.348
Accumulation unit value at end of period..................................  $   17.014  $   15.813  $ 13.144   $ 11.646
Number of accumulation units outstanding at end of period (in thousands)..           9           9        20         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.511  $   11.254  $  9.990   $  9.755
Accumulation unit value at end of period..................................  $   14.508  $   13.511  $ 11.254   $  9.990
Number of accumulation units outstanding at end of period (in thousands)..         101          80        91        121
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.342  $   12.804  $ 11.389   $ 11.143
Accumulation unit value at end of period..................................  $   16.441  $   15.342  $ 12.804   $ 11.389
Number of accumulation units outstanding at end of period (in thousands)..         159         177       193        195
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.684  $   10.733  $  9.591   $  9.355
Accumulation unit value at end of period..................................  $   15.353  $   13.684  $ 10.733   $  9.591
Number of accumulation units outstanding at end of period (in thousands)..         141         151       165         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.997  $   11.780  $ 10.542   $ 10.109
Accumulation unit value at end of period..................................  $   16.800  $   14.997  $ 11.780   $ 10.542
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.828  $   11.670  $ 10.465   $ 10.055
Accumulation unit value at end of period..................................  $   16.578  $   14.828  $ 11.670   $ 10.465
Number of accumulation units outstanding at end of period (in thousands)..           5           4         -         59

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.878  $  7.390   $ 10.028  $  10.080
Accumulation unit value at end of period..................................  $   9.950  $  8.878   $  7.390  $  10.028
Number of accumulation units outstanding at end of period (in thousands)..         37        18         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.233  $  8.531   $ 11.594  $  11.664
Accumulation unit value at end of period..................................  $  11.453  $ 10.233   $  8.531  $  11.594
Number of accumulation units outstanding at end of period (in thousands)..         29        18          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.820  $  7.360   $ 10.013  $  10.079
Accumulation unit value at end of period..................................  $   9.861  $  8.820   $  7.360  $  10.013
Number of accumulation units outstanding at end of period (in thousands)..         64        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.161  $  8.488   $ 11.558  $  11.641
Accumulation unit value at end of period..................................  $  11.348  $ 10.161   $  8.488  $  11.558
Number of accumulation units outstanding at end of period (in thousands)..         26        25         16          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.751  $  7.325   $  9.995  $  10.078
Accumulation unit value at end of period..................................  $   9.755  $  8.751   $  7.325  $   9.995
Number of accumulation units outstanding at end of period (in thousands)..         82        44          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.017  $  8.401   $ 11.486  $  11.595
Accumulation unit value at end of period..................................  $  11.143  $ 10.017   $  8.401  $  11.486
Number of accumulation units outstanding at end of period (in thousands)..        210       218         32          4
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.027  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.109  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.997  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.055  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         48         -          -          -


                                  APP I-31

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.240  $   10.436  $  9.373   $  9.019
Accumulation unit value at end of period..................................  $   14.780  $   13.240  $ 10.436   $  9.372
Number of accumulation units outstanding at end of period (in thousands)..           5          10        15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.047  $   12.668  $ 11.394   $ 10.980
Accumulation unit value at end of period..................................  $   17.887  $   16.047  $ 12.668   $ 11.394
Number of accumulation units outstanding at end of period (in thousands)..           4           5         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.023  $   10.290  $  9.265   $  8.938
Accumulation unit value at end of period..................................  $   14.502  $   13.023  $ 10.290   $  9.265
Number of accumulation units outstanding at end of period (in thousands)..          27          29        80         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.806  $   12.502  $ 11.268   $ 10.881
Accumulation unit value at end of period..................................  $   17.584  $   15.806  $ 12.502   $ 11.268
Number of accumulation units outstanding at end of period (in thousands)..           5           9         8          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.767  $   10.119  $  9.138   $  8.841
Accumulation unit value at end of period..................................  $   14.174  $   12.767  $ 10.119   $  9.138
Number of accumulation units outstanding at end of period (in thousands)..          46          40        37         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.335  $   12.178  $ 11.020   $ 10.684
Accumulation unit value at end of period..................................  $   16.991  $   15.335  $ 12.178   $ 11.020
Number of accumulation units outstanding at end of period (in thousands)..          79          71        64         48
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.317  $   10.757  $  9.654   $  9.549
Accumulation unit value at end of period..................................  $   13.084  $   12.317  $ 10.757   $  9.654
Number of accumulation units outstanding at end of period (in thousands)..          46          46        43         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.225  $   10.693  $  9.611   $  9.394
Accumulation unit value at end of period..................................  $   12.967  $   12.225  $ 10.693   $  9.611
Number of accumulation units outstanding at end of period (in thousands)..           6           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.434  $   10.021  $  9.025   $  8.839
Accumulation unit value at end of period..................................  $   12.103  $   11.434  $ 10.021   $  9.025
Number of accumulation units outstanding at end of period (in thousands)..         189         445       259        251

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.081  $  6.519   $  9.399  $  10.075
Accumulation unit value at end of period..................................  $   9.019  $  8.081   $  6.519  $   9.399
Number of accumulation units outstanding at end of period (in thousands)..          3         2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.854  $  7.960   $ 11.495  $  12.332
Accumulation unit value at end of period..................................  $  10.980  $  9.854   $  7.960  $  11.495
Number of accumulation units outstanding at end of period (in thousands)..          7         5          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.029  $  6.492   $  9.385  $  10.074
Accumulation unit value at end of period..................................  $   8.938  $  8.029   $  6.492  $   9.385
Number of accumulation units outstanding at end of period (in thousands)..         17         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.784  $  7.920   $ 11.459  $  12.308
Accumulation unit value at end of period..................................  $  10.881  $  9.784   $  7.920  $  11.459
Number of accumulation units outstanding at end of period (in thousands)..          3         3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.966  $  6.461   $  9.368  $  10.073
Accumulation unit value at end of period..................................  $   8.841  $  7.966   $  6.461  $   9.368
Number of accumulation units outstanding at end of period (in thousands)..         38         7          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.645  $  7.839   $ 11.388  $  12.260
Accumulation unit value at end of period..................................  $  10.684  $  9.645   $  7.839  $  11.388
Number of accumulation units outstanding at end of period (in thousands)..         37        46          9          1
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.658  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.394  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.163  $  6.839   $  9.861  $   9.917
Accumulation unit value at end of period..................................  $   8.839  $  8.163   $  6.839  $   9.861
Number of accumulation units outstanding at end of period (in thousands)..        232       216        174          -


                                  APP I-32

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.769  $   10.330  $  9.318   $  9.139
Accumulation unit value at end of period..................................  $   12.439  $   11.769  $ 10.330   $  9.318
Number of accumulation units outstanding at end of period (in thousands)..         250         178       340        312
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.496  $   12.742  $ 11.511   $ 11.308
Accumulation unit value at end of period..................................  $   15.298  $   14.496  $ 12.742   $ 11.511
Number of accumulation units outstanding at end of period (in thousands)..           9          43        69         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.745  $   10.335  $  9.345   $  9.189
Accumulation unit value at end of period..................................  $   12.383  $   11.745  $ 10.335   $  9.345
Number of accumulation units outstanding at end of period (in thousands)..         137         132       145        145
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.278  $   12.576  $ 11.384   $ 11.205
Accumulation unit value at end of period..................................  $   15.039  $   14.278  $ 12.576   $ 11.384
Number of accumulation units outstanding at end of period (in thousands)..         163         156       167        173
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.524  $   10.171  $  9.225   $  9.098
Accumulation unit value at end of period..................................  $   12.113  $   11.524  $ 10.171   $  9.225
Number of accumulation units outstanding at end of period (in thousands)..         304         316       228        216
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.853  $   12.250  $ 11.133   $ 11.002
Accumulation unit value at end of period..................................  $   14.532  $   13.853  $ 12.250   $ 11.133
Number of accumulation units outstanding at end of period (in thousands)..         365         386       439        461
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   67.874  $   54.513  $ 45.898   $ 46.949
Accumulation unit value at end of period..................................  $   70.357  $   67.874  $ 54.513   $ 45.898
Number of accumulation units outstanding at end of period (in thousands)..          20          23        23         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.205  $    9.818  $  8.278   $  8.996
Accumulation unit value at end of period..................................  $   12.633  $   12.205  $  9.818   $  8.278
Number of accumulation units outstanding at end of period (in thousands)..          31           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   20.569  $   16.578  $ 14.007   $ 15.251
Accumulation unit value at end of period..................................  $   21.247  $   20.569  $ 16.578   $ 14.007
Number of accumulation units outstanding at end of period (in thousands)..         137         162       119        115

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.452  $  7.092   $ 10.241  $  10.301
Accumulation unit value at end of period..................................  $   9.139  $  8.452   $  7.092  $  10.241
Number of accumulation units outstanding at end of period (in thousands)..        229       194        147         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.473  $  8.801   $ 12.728  $  12.804
Accumulation unit value at end of period..................................  $  11.308  $ 10.473   $  8.801  $  12.728
Number of accumulation units outstanding at end of period (in thousands)..        130        94          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.520  $  7.167   $ 10.375  $  10.438
Accumulation unit value at end of period..................................  $   9.189  $  8.520   $  7.167  $  10.375
Number of accumulation units outstanding at end of period (in thousands)..         96        38          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.399  $  8.756   $ 12.688  $  12.766
Accumulation unit value at end of period..................................  $  11.205  $ 10.399   $  8.756  $  12.688
Number of accumulation units outstanding at end of period (in thousands)..        179       153        106         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.460  $  7.138   $ 10.365  $  10.430
Accumulation unit value at end of period..................................  $   9.098  $  8.460   $  7.138  $  10.365
Number of accumulation units outstanding at end of period (in thousands)..        183        84         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.252  $  8.667   $ 12.609  $  12.691
Accumulation unit value at end of period..................................  $  11.002  $ 10.252   $  8.667  $  12.609
Number of accumulation units outstanding at end of period (in thousands)..        444       410        154        161
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.369  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.996  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  14.217  $ 10.843   $ 17.721  $  15.189
Accumulation unit value at end of period..................................  $  15.251  $ 14.217   $ 10.843  $  17.721
Number of accumulation units outstanding at end of period (in thousands)..        128       124         92         52


                                  APP I-33

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   20.288  $   16.376  $ 13.857   $ 15.110
Accumulation unit value at end of period..................................  $   20.925  $   20.288  $ 16.376   $ 13.857
Number of accumulation units outstanding at end of period (in thousands)..         216         202       237        235
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.010  $   16.176  $ 13.708   $ 14.971
Accumulation unit value at end of period..................................  $   20.608  $   20.010  $ 16.176   $ 13.708
Number of accumulation units outstanding at end of period (in thousands)..          57          74        65         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.001  $    9.711  $  8.238   $  9.006
Accumulation unit value at end of period..................................  $   12.347  $   12.001  $  9.711   $  8.238
Number of accumulation units outstanding at end of period (in thousands)..         176         167       204        164
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.647  $   15.914  $ 13.513   $ 14.787
Accumulation unit value at end of period..................................  $   20.193  $   19.647  $ 15.914   $ 13.513
Number of accumulation units outstanding at end of period (in thousands)..         149         142       143        126
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.766  $    9.549  $  8.125   $  8.909
Accumulation unit value at end of period..................................  $   12.069  $   11.766  $  9.549   $  8.125
Number of accumulation units outstanding at end of period (in thousands)..         225         258       191        204
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.939  $   15.402  $ 13.131   $ 14.427
Accumulation unit value at end of period..................................  $   19.388  $   18.939  $ 15.402   $ 13.131
Number of accumulation units outstanding at end of period (in thousands)..         180         171       206        197
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.412  $   18.710  $ 15.738   $ 16.546
Accumulation unit value at end of period..................................  $   21.759  $   22.412  $ 18.710   $ 15.738
Number of accumulation units outstanding at end of period (in thousands)..         183         169       156         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.373  $    9.509  $  8.010   $  9.312
Accumulation unit value at end of period..................................  $   11.025  $   11.373  $  9.509   $  8.010
Number of accumulation units outstanding at end of period (in thousands)..          27          24        25         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   23.447  $   19.643  $ 16.580   $ 19.314
Accumulation unit value at end of period..................................  $   22.684  $   23.447  $ 19.643   $ 16.580
Number of accumulation units outstanding at end of period (in thousands)..         101          89        72        134

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  14.107  $ 10.775   $ 17.636  $  15.140
Accumulation unit value at end of period..................................  $  15.110  $ 14.107   $ 10.775  $  17.636
Number of accumulation units outstanding at end of period (in thousands)..        172       105         62         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.998  $ 10.708   $ 17.553  $  15.091
Accumulation unit value at end of period..................................  $  14.971  $ 13.998   $ 10.708  $  17.553
Number of accumulation units outstanding at end of period (in thousands)..         58        36          7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.429  $  6.454   $ 10.591  $  10.142
Accumulation unit value at end of period..................................  $   9.006  $  8.429   $  6.454  $  10.591
Number of accumulation units outstanding at end of period (in thousands)..         91        38          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  13.854  $ 10.619   $ 17.442  $  15.025
Accumulation unit value at end of period..................................  $  14.787  $ 13.854   $ 10.619  $  17.442
Number of accumulation units outstanding at end of period (in thousands)..        127       124        116         97
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.363  $  6.423   $ 10.571  $  10.142
Accumulation unit value at end of period..................................  $   8.909  $  8.363   $  6.423  $  10.571
Number of accumulation units outstanding at end of period (in thousands)..        208        73         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.570  $ 10.443   $ 17.222  $  14.895
Accumulation unit value at end of period..................................  $  14.427  $ 13.570   $ 10.443  $  17.222
Number of accumulation units outstanding at end of period (in thousands)..        158       158         72         50
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.550  $  6.173   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.312  $  8.550   $  6.173  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  17.769  $ 12.855   $ 21.759  $  18.414
Accumulation unit value at end of period..................................  $  19.314  $ 17.769   $ 12.855  $  21.759
Number of accumulation units outstanding at end of period (in thousands)..        103        58         33         15


                                  APP I-34

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.012  $   19.307  $ 16.321   $ 19.041
Accumulation unit value at end of period..................................  $   22.229  $   23.012  $ 19.307   $ 16.321
Number of accumulation units outstanding at end of period (in thousands)..         133         179       133        114
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   21.833  $   18.345  $ 15.531   $ 18.147
Accumulation unit value at end of period..................................  $   21.059  $   21.833  $ 18.345   $ 15.531
Number of accumulation units outstanding at end of period (in thousands)..          53          40        33         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.345  $    9.543  $  8.087   $  9.458
Accumulation unit value at end of period..................................  $   10.932  $   11.345  $  9.543   $  8.087
Number of accumulation units outstanding at end of period (in thousands)..         164         148       176        136
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   22.026  $   18.545  $ 15.732   $ 18.418
Accumulation unit value at end of period..................................  $   21.203  $   22.026  $ 18.545   $ 15.732
Number of accumulation units outstanding at end of period (in thousands)..          79          86        87        109
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.123  $    9.383  $  7.976   $  9.356
Accumulation unit value at end of period..................................  $   10.686  $   11.123  $  9.383   $  7.976
Number of accumulation units outstanding at end of period (in thousands)..         199         215       160        128
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.951  $   17.710  $ 15.084   $ 17.730
Accumulation unit value at end of period..................................  $   20.088  $   20.951  $ 17.710   $ 15.084
Number of accumulation units outstanding at end of period (in thousands)..         165         167       188        178
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.868  $   10.579  $  9.059   $  9.054
Accumulation unit value at end of period..................................  $   15.055  $   13.868  $ 10.579   $  9.059
Number of accumulation units outstanding at end of period (in thousands)..         101         101       100         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.004  $   10.699  $  9.175   $  9.398
Accumulation unit value at end of period..................................  $   15.180  $   14.004  $ 10.699   $  9.175
Number of accumulation units outstanding at end of period (in thousands)..           5          45        47         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.606  $   10.416  $  8.951   $  9.186
Accumulation unit value at end of period..................................  $   14.719  $   13.606  $ 10.416   $  8.951
Number of accumulation units outstanding at end of period (in thousands)..          58          53         -         62

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  17.544  $ 12.711   $ 21.547  $  18.263
Accumulation unit value at end of period..................................  $  19.041  $ 17.544   $ 12.711  $  21.547
Number of accumulation units outstanding at end of period (in thousands)..        100        52         44         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  16.745  $ 12.151   $ 20.628  $  17.510
Accumulation unit value at end of period..................................  $  18.147  $ 16.745   $ 12.151  $  20.628
Number of accumulation units outstanding at end of period (in thousands)..         16        16          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.737  $  6.346   $ 10.784  $  10.885
Accumulation unit value at end of period..................................  $   9.458  $  8.737   $  6.346  $  10.784
Number of accumulation units outstanding at end of period (in thousands)..        100        48          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  17.029  $ 12.382   $ 21.062  $  17.914
Accumulation unit value at end of period..................................  $  18.418  $ 17.029   $ 12.382  $  21.062
Number of accumulation units outstanding at end of period (in thousands)..        103       104         49         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.669  $  6.315   $ 10.764  $  10.143
Accumulation unit value at end of period..................................  $   9.356  $  8.669   $  6.315  $  10.764
Number of accumulation units outstanding at end of period (in thousands)..         88        43         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  16.460  $ 12.015   $ 20.521  $  17.524
Accumulation unit value at end of period..................................  $  17.730  $ 16.460   $ 12.015  $  20.521
Number of accumulation units outstanding at end of period (in thousands)..        163       136         52         31
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.278  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.398  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.108  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.186  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         49         -          -          -


                                  APP I-35

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.417  $   10.286  $  8.852   $  9.099
Accumulation unit value at end of period..................................  $   14.493  $   13.417  $ 10.286   $  8.852
Number of accumulation units outstanding at end of period (in thousands)..         322         362       360        312
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.572  $   12.725  $ 10.967   $ 11.289
Accumulation unit value at end of period..................................  $   17.874  $   16.572  $ 12.725   $ 10.967
Number of accumulation units outstanding at end of period (in thousands)..          50         102       121         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.197  $   10.143  $  8.751   $  9.017
Accumulation unit value at end of period..................................  $   14.219  $   13.197  $ 10.143   $  8.751
Number of accumulation units outstanding at end of period (in thousands)..         135         127       121        118
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.323  $   12.559  $ 10.846   $ 11.187
Accumulation unit value at end of period..................................  $   17.570  $   16.323  $ 12.559   $ 10.846
Number of accumulation units outstanding at end of period (in thousands)..           8          25        35         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.938  $    9.974  $  8.631   $  8.920
Accumulation unit value at end of period..................................  $   13.899  $   12.938  $  9.974   $  8.631
Number of accumulation units outstanding at end of period (in thousands)..         268         271       184        144
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.837  $   12.233  $ 10.607   $ 10.984
Accumulation unit value at end of period..................................  $   16.979  $   15.837  $ 12.233   $ 10.607
Number of accumulation units outstanding at end of period (in thousands)..         187         206       261        274
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.198  $   11.231  $  9.328   $  9.632
Accumulation unit value at end of period..................................  $   14.603  $   14.198  $ 11.231   $  9.328
Number of accumulation units outstanding at end of period (in thousands)..          73          65        64          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.808  $   10.938  $  9.099   $  9.897
Accumulation unit value at end of period..................................  $   14.180  $   13.808  $ 10.938   $  9.099
Number of accumulation units outstanding at end of period (in thousands)..           8           4         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.652  $   10.837  $  9.032   $  9.845
Accumulation unit value at end of period..................................  $   13.992  $   13.652  $ 10.837   $  9.032
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         77

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.043  $  6.081   $ 10.168  $  10.139
Accumulation unit value at end of period..................................  $   9.099  $  8.043   $  6.081  $  10.168
Number of accumulation units outstanding at end of period (in thousands)..        167       139         79          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.994  $  7.568   $ 12.673  $  12.648
Accumulation unit value at end of period..................................  $  11.289  $  9.994   $  7.568  $  12.673
Number of accumulation units outstanding at end of period (in thousands)..         78        40          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.991  $  6.057   $ 10.153  $  10.139
Accumulation unit value at end of period..................................  $   9.017  $  7.991   $  6.057  $  10.153
Number of accumulation units outstanding at end of period (in thousands)..         99        34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.923  $  7.529   $ 12.634  $  12.623
Accumulation unit value at end of period..................................  $  11.187  $  9.923   $  7.529  $  12.634
Number of accumulation units outstanding at end of period (in thousands)..         61        63         34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.928  $  6.027   $ 10.134  $  10.138
Accumulation unit value at end of period..................................  $   8.920  $  7.928   $  6.027  $  10.134
Number of accumulation units outstanding at end of period (in thousands)..        118        75         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.783  $  7.452   $ 12.555  $  12.574
Accumulation unit value at end of period..................................  $  10.984  $  9.783   $  7.452  $  12.555
Number of accumulation units outstanding at end of period (in thousands)..        285       246         43         29
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.822  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.897  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.793  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.845  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         61         -          -          -


                                  APP I-36

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.737  $   10.920  $  9.116   $  9.951
Accumulation unit value at end of period..................................  $   14.058  $   13.737  $ 10.920   $  9.116
Number of accumulation units outstanding at end of period (in thousands)..         110          99        84         69
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.315  $   13.786  $ 11.525   $ 12.599
Accumulation unit value at end of period..................................  $   17.693  $   17.315  $ 13.786   $ 11.525
Number of accumulation units outstanding at end of period (in thousands)..           2          14        33         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.512  $   10.768  $  9.011   $  9.861
Accumulation unit value at end of period..................................  $   13.793  $   13.512  $ 10.768   $  9.011
Number of accumulation units outstanding at end of period (in thousands)..          47          33        33         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.055  $   13.606  $ 11.397   $ 12.485
Accumulation unit value at end of period..................................  $   17.393  $   17.055  $ 13.606   $ 11.397
Number of accumulation units outstanding at end of period (in thousands)..          39          46        43         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.247  $   10.589  $  8.888   $  9.755
Accumulation unit value at end of period..................................  $   13.482  $   13.247  $ 10.589   $  8.887
Number of accumulation units outstanding at end of period (in thousands)..         101          84        71         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.547  $   13.253  $ 11.146   $ 12.259
Accumulation unit value at end of period..................................  $   16.807  $   16.547  $ 13.253   $ 11.146
Number of accumulation units outstanding at end of period (in thousands)..          92         106       100        100
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.876  $   12.155  $ 11.515   $ 11.463
Accumulation unit value at end of period..................................  $   12.495  $   11.876  $ 12.155   $ 11.515
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.674  $   11.966  $ 11.354   $ 10.712
Accumulation unit value at end of period..................................  $   12.264  $   11.674  $ 11.966   $ 11.354
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.435  $   11.745  $ 11.166   $ 10.555
Accumulation unit value at end of period..................................  $   11.989  $   11.435  $ 11.745   $ 11.166
Number of accumulation units outstanding at end of period (in thousands)..          21          44        28         22

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.901  $  6.526   $ 10.589  $  10.133
Accumulation unit value at end of period..................................  $   9.951  $  8.901   $  6.526  $  10.589
Number of accumulation units outstanding at end of period (in thousands)..         54        31         20          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.287  $  8.287   $ 13.467  $  12.900
Accumulation unit value at end of period..................................  $  12.599  $ 11.287   $  8.287  $  13.467
Number of accumulation units outstanding at end of period (in thousands)..         10         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.843  $  6.499   $ 10.573  $  10.133
Accumulation unit value at end of period..................................  $   9.861  $  8.843   $  6.499  $  10.573
Number of accumulation units outstanding at end of period (in thousands)..         15        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.207  $  8.245   $ 13.425  $  12.874
Accumulation unit value at end of period..................................  $  12.485  $ 11.207   $  8.245  $  13.425
Number of accumulation units outstanding at end of period (in thousands)..         50        49         16          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.774  $  6.468   $ 10.553  $  10.132
Accumulation unit value at end of period..................................  $   9.755  $  8.774   $  6.468  $  10.553
Number of accumulation units outstanding at end of period (in thousands)..         57        37          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.048  $  8.161   $ 13.342  $  12.824
Accumulation unit value at end of period..................................  $  12.259  $ 11.048   $  8.161  $  13.342
Number of accumulation units outstanding at end of period (in thousands)..         82        67         14          1
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.031  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.712  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.904  $  8.676   $  9.956  $  10.000
Accumulation unit value at end of period..................................  $  10.555  $  9.904   $  8.676  $   9.956
Number of accumulation units outstanding at end of period (in thousands)..         18        15         13          -


                                  APP I-37

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.490  $   11.819  $ 11.253   $ 10.654
Accumulation unit value at end of period..................................  $   12.029  $   11.490  $ 11.819   $ 11.253
Number of accumulation units outstanding at end of period (in thousands)..         115          87       102         94
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.055  $   12.418  $ 11.842   $ 11.228
Accumulation unit value at end of period..................................  $   12.601  $   12.055  $ 12.418   $ 11.842
Number of accumulation units outstanding at end of period (in thousands)..          17          46        64         39
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.302  $   11.654  $ 11.124   $ 10.558
Accumulation unit value at end of period..................................  $   11.802  $   11.302  $ 11.654   $ 11.124
Number of accumulation units outstanding at end of period (in thousands)..          43          40        40         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.874  $   12.257  $ 11.711   $ 11.126
Accumulation unit value at end of period..................................  $   12.387  $   11.874  $ 12.257   $ 11.711
Number of accumulation units outstanding at end of period (in thousands)..          27          26        32         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.080  $   11.460  $ 10.972   $ 10.444
Accumulation unit value at end of period..................................  $   11.536  $   11.080  $ 11.460   $ 10.972
Number of accumulation units outstanding at end of period (in thousands)..          67          76        73         78
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.520  $   11.939  $ 11.453   $ 10.925
Accumulation unit value at end of period..................................  $   11.970  $   11.520  $ 11.939   $ 11.453
Number of accumulation units outstanding at end of period (in thousands)..         127         154       173        187
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.050  $   15.777  $ 13.126   $ 13.362
Accumulation unit value at end of period..................................  $   22.932  $   21.050  $ 15.777   $ 13.126
Number of accumulation units outstanding at end of period (in thousands)..         242         234       226        114
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.229  $   10.681  $  8.899   $  9.396
Accumulation unit value at end of period..................................  $   15.478  $   14.229  $ 10.681   $  8.899
Number of accumulation units outstanding at end of period (in thousands)..          22          18        22         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.837  $   14.919  $ 12.456   $ 13.178
Accumulation unit value at end of period..................................  $   21.535  $   19.837  $ 14.919   $ 12.456
Number of accumulation units outstanding at end of period (in thousands)..         171         211       156        256

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.012  $  8.783   $ 10.094  $   9.974
Accumulation unit value at end of period..................................  $  10.654  $ 10.012   $  8.783  $  10.094
Number of accumulation units outstanding at end of period (in thousands)..         66        56         35          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.567  $  9.284   $ 10.686  $  10.568
Accumulation unit value at end of period..................................  $  11.228  $ 10.567   $  9.284  $  10.686
Number of accumulation units outstanding at end of period (in thousands)..         44        15          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.947  $  8.748   $ 10.079  $   9.973
Accumulation unit value at end of period..................................  $  10.558  $  9.947   $  8.748  $  10.079
Number of accumulation units outstanding at end of period (in thousands)..         47         7          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.492  $  9.237   $ 10.653  $  10.547
Accumulation unit value at end of period..................................  $  11.126  $ 10.492   $  9.237  $  10.653
Number of accumulation units outstanding at end of period (in thousands)..         62        50         29          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.869  $  8.706   $ 10.060  $   9.972
Accumulation unit value at end of period..................................  $  10.444  $  9.869   $  8.706  $  10.060
Number of accumulation units outstanding at end of period (in thousands)..         73        64         18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.344  $  9.142   $ 10.586  $  10.506
Accumulation unit value at end of period..................................  $  10.925  $ 10.344   $  9.142  $  10.586
Number of accumulation units outstanding at end of period (in thousands)..        202       211         59         34
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.405  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.396  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         40         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.812  $  8.838   $ 14.595  $  13.244
Accumulation unit value at end of period..................................  $  13.178  $ 11.812   $  8.838  $  14.595
Number of accumulation units outstanding at end of period (in thousands)..        205       144        101         46


                                  APP I-38

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.468  $   14.664  $ 12.261   $ 12.991
Accumulation unit value at end of period..................................  $   21.103  $   19.468  $ 14.664   $ 12.261
Number of accumulation units outstanding at end of period (in thousands)..         309         282       343        374
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.252  $   15.277  $ 12.793   $ 13.575
Accumulation unit value at end of period..................................  $   21.920  $   20.252  $ 15.277   $ 12.793
Number of accumulation units outstanding at end of period (in thousands)..         103         125       147         93
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.470  $   10.171  $  8.526   $  9.056
Accumulation unit value at end of period..................................  $   14.565  $   13.470  $ 10.171   $  8.526
Number of accumulation units outstanding at end of period (in thousands)..         291         292       327        345
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.634  $   14.085  $ 11.818   $ 12.566
Accumulation unit value at end of period..................................  $   20.129  $   18.634  $ 14.085   $ 11.818
Number of accumulation units outstanding at end of period (in thousands)..         228         220       206        283
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.206  $   10.002  $  8.409   $  8.959
Accumulation unit value at end of period..................................  $   14.236  $   13.206  $ 10.002   $  8.409
Number of accumulation units outstanding at end of period (in thousands)..         396         376       304        344
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.725  $   13.451  $ 11.332   $ 12.097
Accumulation unit value at end of period..................................  $   19.070  $   17.725  $ 13.451   $ 11.332
Number of accumulation units outstanding at end of period (in thousands)..         388         443       520        495
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.042  $   11.075  $  9.926   $  9.744
Accumulation unit value at end of period..................................  $   14.088  $   13.042  $ 11.075   $  9.925
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.957  $   11.870  $ 10.653   $ 10.142
Accumulation unit value at end of period..................................  $   15.053  $   13.957  $ 11.870   $ 10.653
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.916  $   11.006  $  9.898   $  9.442
Accumulation unit value at end of period..................................  $   13.903  $   12.916  $ 11.006   $  9.898
Number of accumulation units outstanding at end of period (in thousands)..          60          93        58         50

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.662  $  8.739   $ 14.453  $  13.135
Accumulation unit value at end of period..................................  $  12.991  $ 11.662   $  8.739  $  14.453
Number of accumulation units outstanding at end of period (in thousands)..        375       204        109         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.204  $  9.159   $ 15.171  $  13.808
Accumulation unit value at end of period..................................  $  13.575  $ 12.204   $  9.159  $  15.171
Number of accumulation units outstanding at end of period (in thousands)..         90        53         19         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.150  $  6.122   $ 10.151  $  10.618
Accumulation unit value at end of period..................................  $   9.056  $  8.150   $  6.122  $  10.151
Number of accumulation units outstanding at end of period (in thousands)..        207        83         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.320  $  8.512   $ 14.128  $  12.884
Accumulation unit value at end of period..................................  $  12.566  $ 11.320   $  8.512  $  14.128
Number of accumulation units outstanding at end of period (in thousands)..        324       316        250        165
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.086  $  6.093   $ 10.133  $  10.137
Accumulation unit value at end of period..................................  $   8.959  $  8.086   $  6.093  $  10.133
Number of accumulation units outstanding at end of period (in thousands)..        329       226         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.941  $  8.260   $ 13.765  $  12.603
Accumulation unit value at end of period..................................  $  12.097  $ 10.941   $  8.260  $  13.765
Number of accumulation units outstanding at end of period (in thousands)..        492       482        190        106
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.102  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.142  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.491  $  6.871   $  9.748  $  10.203
Accumulation unit value at end of period..................................  $   9.442  $  8.491   $  6.871  $   9.748
Number of accumulation units outstanding at end of period (in thousands)..         44        37         35         14


                                  APP I-39

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.619  $   10.769  $  9.699   $  9.267
Accumulation unit value at end of period..................................  $   13.562  $   12.619  $ 10.769   $  9.699
Number of accumulation units outstanding at end of period (in thousands)..         392         303       287        245
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.196  $   12.988  $ 11.715   $ 11.209
Accumulation unit value at end of period..................................  $   16.307  $   15.196  $ 12.988   $ 11.715
Number of accumulation units outstanding at end of period (in thousands)..          49          94       101         72
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.412  $   10.619  $  9.588   $  9.183
Accumulation unit value at end of period..................................  $   13.307  $   12.412  $ 10.619   $  9.588
Number of accumulation units outstanding at end of period (in thousands)..         132         113       163        169
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.967  $   12.818  $ 11.586   $ 11.107
Accumulation unit value at end of period..................................  $   16.031  $   14.967  $ 12.818   $ 11.586
Number of accumulation units outstanding at end of period (in thousands)..          57          43        36         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.168  $   10.442  $  9.457   $  9.084
Accumulation unit value at end of period..................................  $   13.007  $   12.168  $ 10.442   $  9.457
Number of accumulation units outstanding at end of period (in thousands)..         129         136       104         88
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.521  $   12.486  $ 11.331   $ 10.906
Accumulation unit value at end of period..................................  $   15.491  $   14.521  $ 12.486   $ 11.330
Number of accumulation units outstanding at end of period (in thousands)..         134         154       164        175
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.287  $   10.071  $  8.742   $  8.734
Accumulation unit value at end of period..................................  $   14.839  $   13.287  $ 10.071   $  8.742
Number of accumulation units outstanding at end of period (in thousands)..           -           -        49          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.220  $   10.794  $  9.384   $  9.601
Accumulation unit value at end of period..................................  $   15.857  $   14.220  $ 10.794   $  9.384
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.144  $    9.997  $  8.709   $  8.928
Accumulation unit value at end of period..................................  $   14.628  $   13.144  $  9.997   $  8.709
Number of accumulation units outstanding at end of period (in thousands)..          78         103        74        111

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.345  $  6.763   $  9.610  $  10.067
Accumulation unit value at end of period..................................  $   9.267  $  8.345   $  6.763  $   9.610
Number of accumulation units outstanding at end of period (in thousands)..        105        96         53         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.110  $  8.205   $ 11.677  $  12.244
Accumulation unit value at end of period..................................  $  11.209  $ 10.110   $  8.205  $  11.677
Number of accumulation units outstanding at end of period (in thousands)..         92        75         27         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.291  $  6.736   $  9.595  $  10.067
Accumulation unit value at end of period..................................  $   9.183  $  8.291   $  6.736  $   9.595
Number of accumulation units outstanding at end of period (in thousands)..         62        12          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.038  $  8.163   $ 11.641  $  12.220
Accumulation unit value at end of period..................................  $  11.107  $ 10.038   $  8.163  $  11.641
Number of accumulation units outstanding at end of period (in thousands)..         57        54         27         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.226  $  6.703   $  9.578  $  10.066
Accumulation unit value at end of period..................................  $   9.084  $  8.226   $  6.703  $   9.578
Number of accumulation units outstanding at end of period (in thousands)..         75        15          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.896  $  8.080   $ 11.568  $  12.172
Accumulation unit value at end of period..................................  $  10.906  $  9.896   $  8.080  $  11.568
Number of accumulation units outstanding at end of period (in thousands)..        156       162         33         14
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.702  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.601  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.108  $  6.421   $  9.904  $  10.000
Accumulation unit value at end of period..................................  $   8.928  $  8.108   $  6.421  $   9.904
Number of accumulation units outstanding at end of period (in thousands)..         94        27         21          -


                                  APP I-40

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.855  $    9.792  $  8.543   $  8.771
Accumulation unit value at end of period..................................  $   14.285  $   12.855  $  9.792   $  8.543
Number of accumulation units outstanding at end of period (in thousands)..         140          69        89         79
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.270  $   11.649  $ 10.179   $ 10.466
Accumulation unit value at end of period..................................  $   16.944  $   15.270  $ 11.649   $ 10.179
Number of accumulation units outstanding at end of period (in thousands)..          36          87       109         85
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.645  $    9.656  $  8.445   $  8.692
Accumulation unit value at end of period..................................  $   14.016  $   12.645  $  9.656   $  8.445
Number of accumulation units outstanding at end of period (in thousands)..          79          66        41         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.041  $   11.497  $ 10.066   $ 10.371
Accumulation unit value at end of period..................................  $   16.656  $   15.041  $ 11.497   $ 10.066
Number of accumulation units outstanding at end of period (in thousands)..          25          52        48         62
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.396  $    9.495  $  8.329   $  8.599
Accumulation unit value at end of period..................................  $   13.700  $   12.396  $  9.495   $  8.329
Number of accumulation units outstanding at end of period (in thousands)..          78         105       102         92
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.593  $   11.199  $  9.844   $ 10.183
Accumulation unit value at end of period..................................  $   16.095  $   14.593  $ 11.199   $  9.844
Number of accumulation units outstanding at end of period (in thousands)..         166         174       180        156
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.208  $   11.338  $  9.174   $  9.434
Accumulation unit value at end of period..................................  $   16.891  $   16.208  $ 11.338   $  9.174
Number of accumulation units outstanding at end of period (in thousands)..          32           7         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.923  $   11.855  $  9.607   $ 10.230
Accumulation unit value at end of period..................................  $   17.610  $   16.923  $ 11.855   $  9.607
Number of accumulation units outstanding at end of period (in thousands)..          21           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.018  $   11.244  $  9.130   $  9.741
Accumulation unit value at end of period..................................  $   16.636  $   16.018  $ 11.244   $  9.130
Number of accumulation units outstanding at end of period (in thousands)..           2          23        13         21

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.978  $  6.327   $  9.775  $  10.095
Accumulation unit value at end of period..................................  $   8.771  $  7.978   $  6.327  $   9.775
Number of accumulation units outstanding at end of period (in thousands)..         69        41         12          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.534  $  7.573   $ 11.716  $  12.111
Accumulation unit value at end of period..................................  $  10.466  $  9.534   $  7.573  $  11.716
Number of accumulation units outstanding at end of period (in thousands)..         76        28          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.926  $  6.302   $  9.760  $  10.095
Accumulation unit value at end of period..................................  $   8.692  $  7.926   $  6.302  $   9.760
Number of accumulation units outstanding at end of period (in thousands)..         52        39          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.466  $  7.534   $ 11.680  $  12.087
Accumulation unit value at end of period..................................  $  10.371  $  9.466   $  7.534  $  11.680
Number of accumulation units outstanding at end of period (in thousands)..         81        93         67         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.864  $  6.272   $  9.742  $  10.094
Accumulation unit value at end of period..................................  $   8.599  $  7.864   $  6.272  $   9.742
Number of accumulation units outstanding at end of period (in thousands)..         68        38         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.332  $  7.457   $ 11.607  $  12.040
Accumulation unit value at end of period..................................  $  10.183  $  9.332   $  7.457  $  11.607
Number of accumulation units outstanding at end of period (in thousands)..        143       129         25         14
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.065  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.230  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.649  $  5.997   $ 10.380  $  10.248
Accumulation unit value at end of period..................................  $   9.741  $  8.649   $  5.997  $  10.380
Number of accumulation units outstanding at end of period (in thousands)..         21        19         18         10


                                  APP I-41

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.681  $   11.024  $  8.965   $  9.579
Accumulation unit value at end of period..................................  $   16.261  $   15.681  $ 11.024   $  8.965
Number of accumulation units outstanding at end of period (in thousands)..          34          32        27         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.563  $   13.773  $ 11.217   $ 12.004
Accumulation unit value at end of period..................................  $   20.255  $   19.563  $ 13.773   $ 11.217
Number of accumulation units outstanding at end of period (in thousands)..           6          10         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.424  $   10.871  $  8.862   $  9.493
Accumulation unit value at end of period..................................  $   15.955  $   15.424  $ 10.871   $  8.862
Number of accumulation units outstanding at end of period (in thousands)..           5           9         4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.269  $   13.594  $ 11.093   $ 11.895
Accumulation unit value at end of period..................................  $   19.911  $   19.269  $ 13.594   $ 11.093
Number of accumulation units outstanding at end of period (in thousands)..           5           1         4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.121  $   10.689  $  8.740   $  9.391
Accumulation unit value at end of period..................................  $   15.594  $   15.121  $ 10.689   $  8.740
Number of accumulation units outstanding at end of period (in thousands)..          29          29        21         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.695  $   13.241  $ 10.849   $ 11.680
Accumulation unit value at end of period..................................  $   19.241  $   18.695  $ 13.241   $ 10.849
Number of accumulation units outstanding at end of period (in thousands)..          29          29        26         24
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.400  $   10.193  $  9.094   $  8.893
Accumulation unit value at end of period..................................  $   14.851  $   13.400  $ 10.193   $  9.094
Number of accumulation units outstanding at end of period (in thousands)..          20          22        21         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.602  $   11.124  $  9.939   $  9.331
Accumulation unit value at end of period..................................  $   16.158  $   14.602  $ 11.124   $  9.939
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.437  $   11.021  $  9.867   $  9.282
Accumulation unit value at end of period..................................  $   15.944  $   14.437  $ 11.021   $  9.867
Number of accumulation units outstanding at end of period (in thousands)..          53          51         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.518  $  5.915   $ 10.253  $  10.132
Accumulation unit value at end of period..................................  $   9.579  $  8.518   $  5.915  $  10.253
Number of accumulation units outstanding at end of period (in thousands)..         31        26         19         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.690  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.004  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.463  $  5.891   $ 10.238  $  10.131
Accumulation unit value at end of period..................................  $   9.493  $  8.463   $  5.891  $  10.238
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.614  $  7.396   $ 12.867  $  12.740
Accumulation unit value at end of period..................................  $  11.895  $ 10.614   $  7.396  $  12.867
Number of accumulation units outstanding at end of period (in thousands)..          7         6          5          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.397  $  5.863   $ 10.219  $  10.130
Accumulation unit value at end of period..................................  $   9.391  $  8.397   $  5.863  $  10.219
Number of accumulation units outstanding at end of period (in thousands)..         21         7          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.464  $  7.321   $ 12.787  $  12.690
Accumulation unit value at end of period..................................  $  11.680  $ 10.464   $  7.321  $  12.787
Number of accumulation units outstanding at end of period (in thousands)..         19        19          5          8
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.273  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.331  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.245  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.282  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-42

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.965  $    9.911  $  8.887   $  8.373
Accumulation unit value at end of period..................................  $   14.297  $   12.965  $  9.911   $  8.887
Number of accumulation units outstanding at end of period (in thousands)..          26          18        60         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.738  $   12.049  $ 10.820   $ 10.209
Accumulation unit value at end of period..................................  $   17.328  $   15.738  $ 12.049   $ 10.820
Number of accumulation units outstanding at end of period (in thousands)..          12          16        21         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.752  $    9.773  $  8.785   $  8.297
Accumulation unit value at end of period..................................  $   14.027  $   12.752  $  9.773   $  8.785
Number of accumulation units outstanding at end of period (in thousands)..          25          18        14         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.501  $   11.892  $ 10.700   $ 10.116
Accumulation unit value at end of period..................................  $   17.034  $   15.501  $ 11.892   $ 10.700
Number of accumulation units outstanding at end of period (in thousands)..          31          31        32         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.502  $    9.610  $  8.664   $  8.208
Accumulation unit value at end of period..................................  $   13.711  $   12.502  $  9.610   $  8.664
Number of accumulation units outstanding at end of period (in thousands)..          65          53        36         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.039  $   11.584  $ 10.465   $  9.933
Accumulation unit value at end of period..................................  $   16.460  $   15.039  $ 11.584   $ 10.465
Number of accumulation units outstanding at end of period (in thousands)..          74          88        97         85
AMG MANAGERS CADENCE MID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.166  $   10.048  $  9.254   $  9.687
Accumulation unit value at end of period..................................  $   14.684  $   13.166  $ 10.048   $  9.254
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.776  $    9.764  $  9.007   $  9.171
Accumulation unit value at end of period..................................  $   14.227  $   12.776  $  9.764   $  9.007
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.632  $    9.674  $  8.941   $  9.122
Accumulation unit value at end of period..................................  $   14.039  $   12.632  $  9.674   $  8.941
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.449  $  6.311   $  9.513  $  10.087
Accumulation unit value at end of period..................................  $   8.373  $  7.449   $  6.311  $   9.513
Number of accumulation units outstanding at end of period (in thousands)..         16         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.097  $  7.719   $ 11.652  $  12.366
Accumulation unit value at end of period..................................  $  10.209  $  9.097   $  7.719  $  11.652
Number of accumulation units outstanding at end of period (in thousands)..         28        23          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.401  $  6.286   $  9.499  $  10.086
Accumulation unit value at end of period..................................  $   8.297  $  7.401   $  6.286  $   9.499
Number of accumulation units outstanding at end of period (in thousands)..         36        24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.032  $  7.679   $ 11.616  $  12.341
Accumulation unit value at end of period..................................  $  10.116  $  9.032   $  7.679  $  11.616
Number of accumulation units outstanding at end of period (in thousands)..         19        16         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.343  $  6.256   $  9.481  $  10.085
Accumulation unit value at end of period..................................  $   8.208  $  7.343   $  6.256  $   9.481
Number of accumulation units outstanding at end of period (in thousands)..         25        13          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.904  $  7.601   $ 11.544  $  12.293
Accumulation unit value at end of period..................................  $   9.933  $  8.904   $  7.601  $  11.544
Number of accumulation units outstanding at end of period (in thousands)..         96        93         36          2
AMG MANAGERS CADENCE MID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.264  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.171  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.239  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.122  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-43

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.739  $    9.770  $  9.043   $  9.241
Accumulation unit value at end of period..................................  $   14.136  $   12.739  $  9.770   $  9.043
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.465  $   11.878  $ 11.012   $ 11.269
Accumulation unit value at end of period..................................  $   17.136  $   15.465  $ 11.878   $ 11.012
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.530  $    9.634  $  8.940   $  9.158
Accumulation unit value at end of period..................................  $   13.870  $   12.530  $  9.634   $  8.940
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.233  $   11.724  $ 10.890   $ 11.167
Accumulation unit value at end of period..................................  $   16.845  $   15.233  $ 11.724   $ 10.890
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.284  $    9.473  $  8.817   $  9.059
Accumulation unit value at end of period..................................  $   13.557  $   12.284  $  9.473   $  8.817
Number of accumulation units outstanding at end of period (in thousands)..           1           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.780  $   11.421  $ 10.651   $ 10.965
Accumulation unit value at end of period..................................  $   16.279  $   14.780  $ 11.421   $ 10.651
Number of accumulation units outstanding at end of period (in thousands)..           2           1         2          2
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.092  $   14.519  $ 12.658   $ 12.811
Accumulation unit value at end of period..................................  $   20.525  $   19.092  $ 14.519   $ 12.658
Number of accumulation units outstanding at end of period (in thousands)..           -           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.982  $   14.457  $ 12.623   $ 12.574
Accumulation unit value at end of period..................................  $   20.376  $   18.982  $ 14.457   $ 12.623
Number of accumulation units outstanding at end of period (in thousands)..           2           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.837  $   14.375  $ 12.576   $ 12.553
Accumulation unit value at end of period..................................  $   20.180  $   18.837  $ 14.375   $ 12.576
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.345  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.241  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.970  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.269  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.297  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.158  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.906  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.167  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.240  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.059  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.781  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.965  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-44

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.728  $   14.314  $ 12.541   $ 12.537
Accumulation unit value at end of period..................................  $   20.033  $   18.728  $ 14.314   $ 12.541
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.621  $   14.253  $ 12.507   $ 12.521
Accumulation unit value at end of period..................................  $   19.888  $   18.621  $ 14.253   $ 12.507
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   18.549  $   14.213  $ 12.484   $ 12.511
Accumulation unit value at end of period..................................  $   19.792  $   18.549  $ 14.213   $ 12.484
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.478  $   14.172  $ 12.461   $ 12.500
Accumulation unit value at end of period..................................  $   19.697  $   18.478  $ 14.172   $ 12.461
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   18.337  $   14.092  $ 12.415   $ 12.479
Accumulation unit value at end of period..................................  $   19.507  $   18.337  $ 14.092   $ 12.415
Number of accumulation units outstanding at end of period (in thousands)..           6           5         4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.196  $   14.012  $ 12.369   $ 12.458
Accumulation unit value at end of period..................................  $   19.319  $   18.196  $ 14.012   $ 12.369
Number of accumulation units outstanding at end of period (in thousands)..           7           6         4          3
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.677  $   12.395  $ 11.939   $ 12.091
Accumulation unit value at end of period..................................  $   14.423  $   15.677  $ 12.395   $ 11.939
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.587  $   12.342  $ 11.906   $ 11.772
Accumulation unit value at end of period..................................  $   14.319  $   15.587  $ 12.342   $ 11.906
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.467  $   12.272  $ 11.862   $ 11.752
Accumulation unit value at end of period..................................  $   14.181  $   15.467  $ 12.272   $ 11.862
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-45

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.378  $   12.220  $ 11.829   $ 11.737
Accumulation unit value at end of period..................................  $   14.078  $   15.378  $ 12.220   $ 11.829
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.290  $   12.168  $ 11.797   $ 11.722
Accumulation unit value at end of period..................................  $   13.976  $   15.290  $ 12.168   $ 11.797
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.231  $   12.133  $ 11.775   $ 11.712
Accumulation unit value at end of period..................................  $   13.908  $   15.231  $ 12.133   $ 11.775
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.173  $   12.099  $ 11.753   $ 11.702
Accumulation unit value at end of period..................................  $   13.841  $   15.173  $ 12.099   $ 11.753
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.056  $   12.030  $ 11.710   $ 11.683
Accumulation unit value at end of period..................................  $   13.708  $   15.056  $ 12.030   $ 11.710
Number of accumulation units outstanding at end of period (in thousands)..           6           5         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.941  $   11.962  $ 11.667   $ 11.663
Accumulation unit value at end of period..................................  $   13.575  $   14.941  $ 11.962   $ 11.667
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.295  $   13.669  $ 12.002   $ 11.822
Accumulation unit value at end of period..................................  $   19.993  $   18.295  $ 13.669   $ 12.002
Number of accumulation units outstanding at end of period (in thousands)..          16          30        19         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.190  $   13.610  $ 11.968   $ 11.456
Accumulation unit value at end of period..................................  $   19.849  $   18.190  $ 13.610   $ 11.968
Number of accumulation units outstanding at end of period (in thousands)..           8           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.051  $   13.533  $ 11.924   $ 11.436
Accumulation unit value at end of period..................................  $   19.657  $   18.051  $ 13.533   $ 11.924
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-46

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.947  $   13.475  $ 11.891   $ 11.422
Accumulation unit value at end of period..................................  $   19.515  $   17.947  $ 13.475   $ 11.891
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.844  $   13.418  $ 11.858   $ 11.407
Accumulation unit value at end of period..................................  $   19.374  $   17.844  $ 13.418   $ 11.858
Number of accumulation units outstanding at end of period (in thousands)..          15           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.775  $   13.380  $ 11.837   $ 11.398
Accumulation unit value at end of period..................................  $   19.280  $   17.775  $ 13.380   $ 11.836
Number of accumulation units outstanding at end of period (in thousands)..           9           8         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.707  $   13.342  $ 11.815   $ 11.388
Accumulation unit value at end of period..................................  $   19.187  $   17.707  $ 13.342   $ 11.815
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.571  $   13.266  $ 11.771   $ 11.369
Accumulation unit value at end of period..................................  $   19.002  $   17.571  $ 13.266   $ 11.771
Number of accumulation units outstanding at end of period (in thousands)..          26          33        14          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.437  $   13.191  $ 11.728   $ 11.350
Accumulation unit value at end of period..................................  $   18.819  $   17.437  $ 13.191   $ 11.728
Number of accumulation units outstanding at end of period (in thousands)..           5           3         5          4
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.334  $   19.682  $ 17.276   $ 17.838
Accumulation unit value at end of period..................................  $   28.533  $   26.334  $ 19.682   $ 17.276
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   26.144  $   19.569  $ 17.203   $ 18.961
Accumulation unit value at end of period..................................  $   28.285  $   26.144  $ 19.569   $ 17.203
Number of accumulation units outstanding at end of period (in thousands)..           -           -        55         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   25.893  $   19.420  $ 17.106   $ 18.892
Accumulation unit value at end of period..................................  $   27.958  $   25.893  $ 19.420   $ 17.106
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-47

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   25.707  $   19.309  $ 17.034   $ 18.840
Accumulation unit value at end of period..................................  $   27.714  $   25.707  $ 19.309   $ 17.034
Number of accumulation units outstanding at end of period (in thousands)..           -           4         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   25.521  $   19.199  $ 16.962   $ 18.789
Accumulation unit value at end of period..................................  $   27.473  $   25.521  $ 19.199   $ 16.962
Number of accumulation units outstanding at end of period (in thousands)..           8          12        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   25.399  $   19.125  $ 16.914   $ 18.754
Accumulation unit value at end of period..................................  $   27.314  $   25.399  $ 19.125   $ 16.914
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   25.277  $   19.052  $ 16.866   $ 18.720
Accumulation unit value at end of period..................................  $   27.155  $   25.277  $ 19.052   $ 16.866
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   25.034  $   18.907  $ 16.771   $ 18.652
Accumulation unit value at end of period..................................  $   26.841  $   25.034  $ 18.907   $ 16.771
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.794  $   18.763  $ 16.677   $ 18.584
Accumulation unit value at end of period..................................  $   26.530  $   24.794  $ 18.763   $ 16.677
Number of accumulation units outstanding at end of period (in thousands)..           3           2         1          2
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.284  $   21.138  $ 18.887   $ 18.478
Accumulation unit value at end of period..................................  $   28.665  $   26.284  $ 21.138   $ 18.886
Number of accumulation units outstanding at end of period (in thousands)..          28          48        21         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   26.095  $   21.017  $ 18.807   $ 17.836
Accumulation unit value at end of period..................................  $   28.416  $   26.095  $ 21.017   $ 18.807
Number of accumulation units outstanding at end of period (in thousands)..           5           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   25.844  $   20.857  $ 18.701   $ 17.771
Accumulation unit value at end of period..................................  $   28.087  $   25.844  $ 20.857   $ 18.701
Number of accumulation units outstanding at end of period (in thousands)..          37          36        31          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  15.820  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.836  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  15.794  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.771  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-48

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   25.658  $   20.738  $ 18.622   $ 17.723
Accumulation unit value at end of period..................................  $   27.843  $   25.658  $ 20.738   $ 18.622
Number of accumulation units outstanding at end of period (in thousands)..          15          16        21         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   25.473  $   20.619  $ 18.543   $ 17.674
Accumulation unit value at end of period..................................  $   27.601  $   25.473  $ 20.619   $ 18.543
Number of accumulation units outstanding at end of period (in thousands)..          33          29        27          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   25.351  $   20.540  $ 18.491   $ 17.642
Accumulation unit value at end of period..................................  $   27.441  $   25.351  $ 20.540   $ 18.491
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   25.229  $   20.462  $ 18.439   $ 17.610
Accumulation unit value at end of period..................................  $   27.281  $   25.229  $ 20.462   $ 18.439
Number of accumulation units outstanding at end of period (in thousands)..           5           2         1         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   24.987  $   20.306  $ 18.335   $ 17.546
Accumulation unit value at end of period..................................  $   26.966  $   24.987  $ 20.306   $ 18.335
Number of accumulation units outstanding at end of period (in thousands)..          16           7         6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.747  $   20.152  $ 18.232   $ 17.482
Accumulation unit value at end of period..................................  $   26.654  $   24.747  $ 20.152   $ 18.232
Number of accumulation units outstanding at end of period (in thousands)..          31          31        22         12
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.319  $   22.078  $ 19.901   $ 20.098
Accumulation unit value at end of period..................................  $   27.525  $   27.319  $ 22.078   $ 19.901
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   27.122  $   21.952  $ 19.817   $ 21.017
Accumulation unit value at end of period..................................  $   27.286  $   27.122  $ 21.952   $ 19.817
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   26.861  $   21.785  $ 19.705   $ 20.940
Accumulation unit value at end of period..................................  $   26.970  $   26.861  $ 21.785   $ 19.705
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  15.774  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.723  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  15.755  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.674  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  15.742  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  17.642  $ 15.742   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  15.729  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.610  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  15.703  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.546  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  15.677  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.482  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  17.454  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  21.017  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  17.425  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.940  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-49

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   26.668  $   21.660  $ 19.622   $ 20.883
Accumulation unit value at end of period..................................  $   26.736  $   26.668  $ 21.660   $ 19.622
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   26.476  $   21.536  $ 19.539   $ 20.826
Accumulation unit value at end of period..................................  $   26.503  $   26.476  $ 21.536   $ 19.539
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   26.348  $   21.454  $ 19.484   $ 20.788
Accumulation unit value at end of period..................................  $   26.349  $   26.348  $ 21.454   $ 19.484
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   26.222  $   21.372  $ 19.429   $ 20.750
Accumulation unit value at end of period..................................  $   26.196  $   26.222  $ 21.372   $ 19.429
Number of accumulation units outstanding at end of period (in thousands)..           -           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   25.970  $   21.209  $ 19.320   $ 20.675
Accumulation unit value at end of period..................................  $   25.893  $   25.970  $ 21.209   $ 19.320
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.721  $   21.048  $ 19.211   $ 20.600
Accumulation unit value at end of period..................................  $   25.593  $   25.721  $ 21.048   $ 19.211
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          1
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.014  $   12.247  $ 11.132   $ 11.433
Accumulation unit value at end of period..................................  $   14.277  $   14.014  $ 12.247   $ 11.132
Number of accumulation units outstanding at end of period (in thousands)..         154         149       144          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.707  $   11.121  $ 10.124   $ 10.530
Accumulation unit value at end of period..................................  $   12.926  $   12.707  $ 11.121   $ 10.124
Number of accumulation units outstanding at end of period (in thousands)..          21           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.541  $   10.998  $ 10.032   $ 10.455
Accumulation unit value at end of period..................................  $   12.732  $   12.541  $ 10.998   $ 10.032
Number of accumulation units outstanding at end of period (in thousands)..          73         312       270        341

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  17.404  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.883  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  17.382  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.826  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  17.368  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.788  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  17.354  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.750  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  17.325  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.675  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  17.297  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.600  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.600  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.530  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.551  $  7.879   $  9.953  $  10.000
Accumulation unit value at end of period..................................  $  10.455  $  9.551   $  7.879  $   9.953
Number of accumulation units outstanding at end of period (in thousands)..        226       173        139          -


                                  APP I-50

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.615  $   12.836  $ 11.726   $ 12.238
Accumulation unit value at end of period..................................  $   14.814  $   14.615  $ 12.836   $ 11.726
Number of accumulation units outstanding at end of period (in thousands)..         137         140       211        156
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.356  $   14.386  $ 13.162   $ 13.758
Accumulation unit value at end of period..................................  $   16.554  $   16.356  $ 14.386   $ 13.162
Number of accumulation units outstanding at end of period (in thousands)..           5          13         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.337  $   11.743  $ 10.754   $ 11.252
Accumulation unit value at end of period..................................  $   13.485  $   13.337  $ 11.743   $ 10.754
Number of accumulation units outstanding at end of period (in thousands)..          68          65        57         60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.111  $   14.199  $ 13.017   $ 13.633
Accumulation unit value at end of period..................................  $   16.274  $   16.111  $ 14.199   $ 13.017
Number of accumulation units outstanding at end of period (in thousands)..          37          30        36         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.075  $   11.547  $ 10.606   $ 11.131
Accumulation unit value at end of period..................................  $   13.181  $   13.075  $ 11.547   $ 10.606
Number of accumulation units outstanding at end of period (in thousands)..         139         131       100         77
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.631  $   13.832  $ 12.731   $ 13.388
Accumulation unit value at end of period..................................  $   15.726  $   15.631  $ 13.832   $ 12.731
Number of accumulation units outstanding at end of period (in thousands)..         125         117       128         98
BLACKROCK LARGE CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.231  $    9.164  $  8.022   $  8.025
Accumulation unit value at end of period..................................  $   13.656  $   12.231  $  9.164   $  8.022
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.256  $   10.697  $  9.379   $  9.396
Accumulation unit value at end of period..................................  $   15.893  $   14.256  $ 10.697   $  9.378
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.406  $    9.328  $  8.194   $  8.226
Accumulation unit value at end of period..................................  $   13.803  $   12.406  $  9.328   $  8.194
Number of accumulation units outstanding at end of period (in thousands)..           3          40        37         32

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.197  $  9.251   $ 11.704  $  10.866
Accumulation unit value at end of period..................................  $  12.238  $ 11.197   $  9.251  $  11.704
Number of accumulation units outstanding at end of period (in thousands)..        188        99         78         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.606  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.758  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.320  $  8.548   $ 10.842  $  10.080
Accumulation unit value at end of period..................................  $  11.252  $ 10.320   $  8.548  $  10.842
Number of accumulation units outstanding at end of period (in thousands)..         25        11          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.517  $ 10.377   $ 13.175  $  12.257
Accumulation unit value at end of period..................................  $  13.633  $ 12.517   $ 10.377  $  13.175
Number of accumulation units outstanding at end of period (in thousands)..         31        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.240  $  8.507   $ 10.822  $  10.080
Accumulation unit value at end of period..................................  $  11.131  $ 10.240   $  8.507  $  10.822
Number of accumulation units outstanding at end of period (in thousands)..         59         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.340  $ 10.272   $ 13.094  $  12.210
Accumulation unit value at end of period..................................  $  13.388  $ 12.340   $ 10.272  $  13.094
Number of accumulation units outstanding at end of period (in thousands)..         62        43         18         79
BLACKROCK LARGE CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.476  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.396  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.435  $  6.194   $  9.941  $  10.000
Accumulation unit value at end of period..................................  $   8.226  $  7.435   $  6.194  $   9.941
Number of accumulation units outstanding at end of period (in thousands)..         29        27         24          -


                                  APP I-51

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.833  $    8.910  $  7.839   $  7.881
Accumulation unit value at end of period..................................  $   13.146  $   11.833  $  8.910   $  7.839
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.854  $   11.202  $  9.870   $  9.938
Accumulation unit value at end of period..................................  $   16.477  $   14.854  $ 11.202   $  9.870
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.640  $    8.786  $  7.750   $  7.810
Accumulation unit value at end of period..................................  $   12.898  $   11.640  $  8.786   $  7.750
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.632  $   11.056  $  9.761   $  9.848
Accumulation unit value at end of period..................................  $   16.198  $   14.632  $ 11.056   $  9.761
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.411  $    8.640  $  7.643   $  7.726
Accumulation unit value at end of period..................................  $   12.607  $   11.411  $  8.640   $  7.643
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.196  $   10.770  $  9.547   $  9.670
Accumulation unit value at end of period..................................  $   15.653  $   14.196  $ 10.770   $  9.547
Number of accumulation units outstanding at end of period (in thousands)..           1           1         3          6
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.057  $   11.296  $  9.979   $ 10.015
Accumulation unit value at end of period..................................  $   16.021  $   15.057  $ 11.296   $  9.979
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.803  $   12.625  $ 11.169   $ 11.253
Accumulation unit value at end of period..................................  $   17.852  $   16.803  $ 12.625   $ 11.169
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.613  $   12.508  $ 11.088   $ 11.193
Accumulation unit value at end of period..................................  $   17.616  $   16.613  $ 12.508   $ 11.088
Number of accumulation units outstanding at end of period (in thousands)..          15          16         2          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.135  $  5.952   $  9.567  $  10.175
Accumulation unit value at end of period..................................  $   7.881  $  7.135   $  5.952  $   9.567
Number of accumulation units outstanding at end of period (in thousands)..          4         6          5         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.010  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.938  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.088  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.810  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.946  $  7.490   $ 12.081  $  12.874
Accumulation unit value at end of period..................................  $   9.848  $  8.946   $  7.490  $  12.081
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.033  $  5.900   $  9.535  $  10.173
Accumulation unit value at end of period..................................  $   7.726  $  7.033   $  5.900  $   9.535
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.820  $  7.414   $ 12.006  $  12.825
Accumulation unit value at end of period..................................  $   9.670  $  8.820   $  7.414  $  12.006
Number of accumulation units outstanding at end of period (in thousands)..          3         3          2         14
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.967  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.253  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.937  $  6.630   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.193  $  8.937   $  6.630  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         1          0          -


                                  APP I-52

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.567  $   10.984  $  9.751   $  9.859
Accumulation unit value at end of period..................................  $   15.423  $   14.567  $ 10.984   $  9.751
Number of accumulation units outstanding at end of period (in thousands)..          17           8        37         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.374  $   13.875  $ 12.337   $ 12.491
Accumulation unit value at end of period..................................  $   19.424  $   18.374  $ 13.875   $ 12.337
Number of accumulation units outstanding at end of period (in thousands)..           9           8         7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.329  $   10.831  $  9.640   $  9.770
Accumulation unit value at end of period..................................  $   15.132  $   14.329  $ 10.831   $  9.640
Number of accumulation units outstanding at end of period (in thousands)..          10          13        20         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.099  $   13.694  $ 12.200   $ 12.378
Accumulation unit value at end of period..................................  $   19.095  $   18.099  $ 13.694   $ 12.200
Number of accumulation units outstanding at end of period (in thousands)..           5           5         5          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.047  $   10.650  $  9.507   $  9.665
Accumulation unit value at end of period..................................  $   14.791  $   14.047  $ 10.650   $  9.507
Number of accumulation units outstanding at end of period (in thousands)..          18          15        15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.560  $   13.340  $ 11.932   $ 12.155
Accumulation unit value at end of period..................................  $   18.453  $   17.560  $ 13.340   $ 11.932
Number of accumulation units outstanding at end of period (in thousands)..          15          22        14         20
BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.431  $    9.834  $  8.886   $  9.131
Accumulation unit value at end of period..................................  $   15.303  $   14.431  $  9.834   $  8.886
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.377  $    9.812  $  8.880   $ 10.000
Accumulation unit value at end of period..................................  $   15.223  $   14.377  $  9.812   $  8.880
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.305  $    9.782  $  8.871   $ 10.000
Accumulation unit value at end of period..................................  $   15.117  $   14.305  $  9.782   $  8.871
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.884  $  5.857   $  9.191  $  10.167
Accumulation unit value at end of period..................................  $   9.859  $  7.884   $  5.857  $   9.191
Number of accumulation units outstanding at end of period (in thousands)..         39        15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.004  $  7.443   $ 11.698  $  12.952
Accumulation unit value at end of period..................................  $  12.491  $ 10.004   $  7.443  $  11.698
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.832  $  5.833   $  9.177  $  10.167
Accumulation unit value at end of period..................................  $   9.770  $  7.832   $  5.833  $   9.177
Number of accumulation units outstanding at end of period (in thousands)..         11         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.933  $  7.405   $ 11.661  $  12.927
Accumulation unit value at end of period..................................  $  12.378  $  9.933   $  7.405  $  11.661
Number of accumulation units outstanding at end of period (in thousands)..          3         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.771  $  5.805   $  9.160  $  10.166
Accumulation unit value at end of period..................................  $   9.665  $  7.771   $  5.805  $   9.160
Number of accumulation units outstanding at end of period (in thousands)..          9         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.793  $  7.330   $ 11.589  $  12.877
Accumulation unit value at end of period..................................  $  12.155  $  9.793   $  7.330  $  11.589
Number of accumulation units outstanding at end of period (in thousands)..         14        17          6          2
BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-53

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.251  $    9.760  $  8.864   $ 10.000
Accumulation unit value at end of period..................................  $   15.037  $   14.251  $  9.760   $  8.864
Number of accumulation units outstanding at end of period (in thousands)..           4           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.198  $    9.738  $  8.857   $ 10.000
Accumulation unit value at end of period..................................  $   14.958  $   14.198  $  9.738   $  8.857
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.162  $    9.724  $  8.853   $ 10.000
Accumulation unit value at end of period..................................  $   14.906  $   14.162  $  9.724   $  8.853
Number of accumulation units outstanding at end of period (in thousands)..           -           3         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.127  $    9.709  $  8.848   $ 10.000
Accumulation unit value at end of period..................................  $   14.854  $   14.127  $  9.709   $  8.848
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.056  $    9.680  $  8.839   $ 10.000
Accumulation unit value at end of period..................................  $   14.750  $   14.056  $  9.680   $  8.839
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.986  $    9.651  $  8.830   $ 10.000
Accumulation unit value at end of period..................................  $   14.647  $   13.986  $  9.651   $  8.830
Number of accumulation units outstanding at end of period (in thousands)..          11          12        11         12
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.971  $   11.027  $ 10.073   $  9.707
Accumulation unit value at end of period..................................  $   16.261  $   15.971  $ 11.027   $ 10.073
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.802  $   10.927  $  9.996   $ 10.101
Accumulation unit value at end of period..................................  $   16.064  $   15.802  $ 10.927   $  9.996
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.623  $   10.825  $  9.923   $ 10.047
Accumulation unit value at end of period..................................  $   15.851  $   15.623  $ 10.825   $  9.923
Number of accumulation units outstanding at end of period (in thousands)..          17           9        13         12

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.295  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.101  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.267  $  6.185   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.047  $  8.267   $  6.185  $       -
Number of accumulation units outstanding at end of period (in thousands)..         13         3          -          -


                                  APP I-54

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.792  $   10.958  $ 10.060   $ 10.201
Accumulation unit value at end of period..................................  $   15.998  $   15.792  $ 10.958   $ 10.060
Number of accumulation units outstanding at end of period (in thousands)..           2           8         9          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.522  $   12.872  $ 11.835   $ 12.019
Accumulation unit value at end of period..................................  $   18.736  $   18.522  $ 12.872   $ 11.835
Number of accumulation units outstanding at end of period (in thousands)..           7           6         6          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.199  $   10.573  $  9.731   $  9.892
Accumulation unit value at end of period..................................  $   15.358  $   15.199  $ 10.573   $  9.731
Number of accumulation units outstanding at end of period (in thousands)..          10           9         7         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.245  $   12.704  $ 11.704   $ 11.910
Accumulation unit value at end of period..................................  $   18.418  $   18.245  $ 12.704   $ 11.704
Number of accumulation units outstanding at end of period (in thousands)..           4           1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.900  $   10.396  $  9.597   $  9.786
Accumulation unit value at end of period..................................  $   15.012  $   14.900  $ 10.396   $  9.597
Number of accumulation units outstanding at end of period (in thousands)..           5           8         5          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.702  $   12.376  $ 11.447   $ 11.695
Accumulation unit value at end of period..................................  $   17.798  $   17.702  $ 12.376   $ 11.447
Number of accumulation units outstanding at end of period (in thousands)..           5           5         8         10
BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.445  $   10.717  $ 10.460   $ 10.346
Accumulation unit value at end of period..................................  $   11.003  $   10.445  $ 10.717   $ 10.459
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.353  $   10.661  $ 10.441   $ 10.000
Accumulation unit value at end of period..................................  $   10.869  $   10.353  $ 10.661   $ 10.441
Number of accumulation units outstanding at end of period (in thousands)..           -           7         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.315  $   10.637  $ 10.433   $ 10.000
Accumulation unit value at end of period..................................  $   10.812  $   10.315  $ 10.637   $ 10.433
Number of accumulation units outstanding at end of period (in thousands)..          10          11        11         10

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.407  $  6.299   $ 10.744  $  10.459
Accumulation unit value at end of period..................................  $  10.201  $  8.407   $  6.299  $  10.744
Number of accumulation units outstanding at end of period (in thousands)..          7         4          4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.920  $  7.444   $ 12.715  $  12.389
Accumulation unit value at end of period..................................  $  12.019  $  9.920   $  7.444  $  12.715
Number of accumulation units outstanding at end of period (in thousands)..          4         4          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.172  $  6.139   $ 10.496  $  10.233
Accumulation unit value at end of period..................................  $   9.892  $  8.172   $  6.139  $  10.496
Number of accumulation units outstanding at end of period (in thousands)..         11         6          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.849  $  7.406   $ 12.676  $  12.365
Accumulation unit value at end of period..................................  $  11.910  $  9.849   $  7.406  $  12.676
Number of accumulation units outstanding at end of period (in thousands)..          2         4          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.109  $  6.109   $ 10.477  $  10.232
Accumulation unit value at end of period..................................  $   9.786  $  8.109   $  6.109  $  10.477
Number of accumulation units outstanding at end of period (in thousands)..          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.710  $  7.330   $ 12.597  $  12.317
Accumulation unit value at end of period..................................  $  11.695  $  9.710   $  7.330  $  12.597
Number of accumulation units outstanding at end of period (in thousands)..          9         6          2          1
BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-55

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.276  $   10.613  $ 10.425   $ 10.000
Accumulation unit value at end of period..................................  $   10.755  $   10.276  $ 10.613   $ 10.425
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.250  $   10.597  $ 10.420   $ 10.000
Accumulation unit value at end of period..................................  $   10.718  $   10.250  $ 10.597   $ 10.420
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.225  $   10.581  $ 10.415   $ 10.000
Accumulation unit value at end of period..................................  $   10.680  $   10.225  $ 10.581   $ 10.415
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.174  $   10.550  $ 10.404   $ 10.000
Accumulation unit value at end of period..................................  $   10.606  $   10.174  $ 10.550   $ 10.404
Number of accumulation units outstanding at end of period (in thousands)..           -           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.123  $   10.518  $ 10.394   $ 10.000
Accumulation unit value at end of period..................................  $   10.532  $   10.123  $ 10.518   $ 10.394
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          6
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.920  $   10.477  $  9.255   $  9.275
Accumulation unit value at end of period..................................  $   15.628  $   14.920  $ 10.477   $  9.255
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.454  $   10.201  $  9.056   $  9.362
Accumulation unit value at end of period..................................  $   15.065  $   14.454  $ 10.201   $  9.056
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.816  $   11.178  $  9.939   $ 10.290
Accumulation unit value at end of period..................................  $   16.459  $   15.816  $ 11.178   $  9.939
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.227  $   10.066  $  8.959   $  9.284
Accumulation unit value at end of period..................................  $   14.791  $   14.227  $ 10.066   $  8.959
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.338  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.362  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.077  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.290  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.295  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.284  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-56

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.578  $   11.033  $  9.829   $ 10.196
Accumulation unit value at end of period..................................  $   16.180  $   15.578  $ 11.033   $  9.829
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.959  $    9.906  $  8.843   $  9.191
Accumulation unit value at end of period..................................  $   14.469  $   13.959  $  9.906   $  8.843
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.115  $   10.747  $  9.613   $ 10.012
Accumulation unit value at end of period..................................  $   15.635  $   15.115  $ 10.747   $  9.613
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          3
BMO MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.451  $   10.435  $  8.762   $  8.856
Accumulation unit value at end of period..................................  $   16.115  $   14.451  $ 10.435   $  8.762
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.699  $   12.076  $ 10.155   $ 10.915
Accumulation unit value at end of period..................................  $   18.594  $   16.699  $ 12.076   $ 10.155
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.122  $   10.233  $  8.622   $  9.286
Accumulation unit value at end of period..................................  $   15.693  $   14.122  $ 10.233   $  8.622
Number of accumulation units outstanding at end of period (in thousands)..          34          29        21         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.845  $   10.773  $  9.091   $  9.805
Accumulation unit value at end of period..................................  $   16.472  $   14.845  $ 10.773   $  9.091
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.682  $   12.851  $ 10.861   $ 11.732
Accumulation unit value at end of period..................................  $   19.591  $   17.682  $ 12.851   $ 10.861
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.754  $   10.006  $  8.465   $  9.153
Accumulation unit value at end of period..................................  $   15.224  $   13.754  $ 10.006   $  8.465
Number of accumulation units outstanding at end of period (in thousands)..           3           3         2          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.020  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.196  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.244  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.191  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.907  $  6.273   $ 10.809  $  10.699
Accumulation unit value at end of period..................................  $  10.012  $  7.907   $  6.273  $  10.809
Number of accumulation units outstanding at end of period (in thousands)..          2         3          2          0
BMO MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.984  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.915  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.659  $  5.625   $  8.983  $  10.053
Accumulation unit value at end of period..................................  $   9.286  $  7.659   $  5.625  $   8.983
Number of accumulation units outstanding at end of period (in thousands)..         18        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.099  $  5.957   $  9.529  $  10.673
Accumulation unit value at end of period..................................  $   9.805  $  8.099   $  5.957  $   9.529
Number of accumulation units outstanding at end of period (in thousands)..          3         2          9          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.705  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.732  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.580  $  5.589   $  8.962  $  10.052
Accumulation unit value at end of period..................................  $   9.153  $  7.580   $  5.589  $   8.962
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          -


                                  APP I-57

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.417  $   12.684   $ 10.741   $ 11.626
Accumulation unit value at end of period..................................  $   19.259  $   17.417   $ 12.684   $ 10.741
Number of accumulation units outstanding at end of period (in thousands)..           1          (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.485  $    9.840   $  8.350   $  9.055
Accumulation unit value at end of period..................................  $   14.881  $   13.485   $  9.840   $  8.350
Number of accumulation units outstanding at end of period (in thousands)..           -           2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.899  $   12.356   $ 10.505   $ 11.416
Accumulation unit value at end of period..................................  $   18.611  $   16.899   $ 12.356   $ 10.505
Number of accumulation units outstanding at end of period (in thousands)..           -           0          1          1
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.047  $   10.914   $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.130  $   13.047   $ 10.914   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.008  $   10.898   $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.072  $   13.008   $ 10.898   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.957  $   10.877   $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.995  $   12.957   $ 10.877   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.919  $   10.861   $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.937  $   12.919   $ 10.861   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.881  $   10.846   $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.880  $   12.881   $ 10.846   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.856  $   10.835   $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.841  $   12.856   $ 10.835   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.637  $  7.113   $ 11.417  $  12.813
Accumulation unit value at end of period..................................  $  11.626  $  9.637   $  7.113  $  11.417
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.521  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.055  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.501  $  7.041   $ 11.346  $  12.764
Accumulation unit value at end of period..................................  $  11.416  $  9.501   $  7.041  $  11.346
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          0
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-58

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.830  $   10.825  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.803  $   12.830  $ 10.825   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.780  $   10.804  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.728  $   12.780  $ 10.804   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.730  $   10.783  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.652  $   12.730  $ 10.783   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.017  $   13.365  $ 12.702   $      -
Accumulation unit value at end of period..................................  $   13.811  $   13.017  $ 13.365   $      -
Number of accumulation units outstanding at end of period (in thousands)..          24          13         8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.267  $   12.615  $ 12.001   $      -
Accumulation unit value at end of period..................................  $   12.997  $   12.267  $ 12.615   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.684  $   13.069  $ 12.450   $      -
Accumulation unit value at end of period..................................  $   13.411  $   12.684  $ 13.069   $      -
Number of accumulation units outstanding at end of period (in thousands)..          16          17         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.708  $   13.114  $ 12.505   $      -
Accumulation unit value at end of period..................................  $   13.417  $   12.708  $ 13.114   $      -
Number of accumulation units outstanding at end of period (in thousands)..          32          28        45          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.070  $   13.507  $ 12.893   $      -
Accumulation unit value at end of period..................................  $   13.777  $   13.070  $ 13.507   $      -
Number of accumulation units outstanding at end of period (in thousands)..          26          29        30          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.387  $   12.815  $ 12.241   $      -
Accumulation unit value at end of period..................................  $   13.045  $   12.387  $ 12.815   $      -
Number of accumulation units outstanding at end of period (in thousands)..          10          15        22          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-59

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.874  $   13.331  $ 12.742   $      -
Accumulation unit value at end of period..................................  $   13.544  $   12.874  $ 13.331   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           3         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.144  $   12.601  $ 12.061   $      -
Accumulation unit value at end of period..................................  $   12.751  $   12.144  $ 12.601   $      -
Number of accumulation units outstanding at end of period (in thousands)..          25          28        28          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.491  $   12.987  $ 12.446   $      -
Accumulation unit value at end of period..................................  $   13.089  $   12.491  $ 12.987   $      -
Number of accumulation units outstanding at end of period (in thousands)..          33          33        37          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.857  $   19.059  $ 16.498   $ 16.998
Accumulation unit value at end of period..................................  $   27.601  $   24.857  $ 19.059   $ 16.498
Number of accumulation units outstanding at end of period (in thousands)..          42          39        35          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.219  $   11.687  $ 10.132   $ 10.379
Accumulation unit value at end of period..................................  $   16.874  $   15.219  $ 11.687   $ 10.132
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.608  $   15.087  $ 13.106   $ 13.452
Accumulation unit value at end of period..................................  $   21.697  $   19.608  $ 15.087   $ 13.106
Number of accumulation units outstanding at end of period (in thousands)..          34          35         8         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.641  $   15.135  $ 13.167   $ 13.536
Accumulation unit value at end of period..................................  $   21.701  $   19.641  $ 15.135   $ 13.167
Number of accumulation units outstanding at end of period (in thousands)..          46          44        91         78
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.366  $   14.945  $ 13.022   $ 13.406
Accumulation unit value at end of period..................................  $   21.365  $   19.366  $ 14.945   $ 13.022
Number of accumulation units outstanding at end of period (in thousands)..           6           9         8          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.877  $   11.492  $ 10.023   $ 10.329
Accumulation unit value at end of period..................................  $   16.396  $   14.877  $ 11.492   $ 10.023
Number of accumulation units outstanding at end of period (in thousands)..          34          37        42         26

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.867  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.379  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.516  $  8.662   $ 13.482  $  12.307
Accumulation unit value at end of period..................................  $  13.452  $ 11.516   $  8.662  $  13.482
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.604  $  8.742   $ 13.627  $  12.458
Accumulation unit value at end of period..................................  $  13.536  $ 11.604   $  8.742  $  13.627
Number of accumulation units outstanding at end of period (in thousands)..         33        22          7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.511  $  8.684   $ 13.558  $  12.413
Accumulation unit value at end of period..................................  $  13.406  $ 11.511   $  8.684  $  13.558
Number of accumulation units outstanding at end of period (in thousands)..         26        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.878  $  6.704   $ 10.477  $  10.175
Accumulation unit value at end of period..................................  $  10.329  $  8.878   $  6.704  $  10.477
Number of accumulation units outstanding at end of period (in thousands)..         41        20          1          -


                                  APP I-60

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.489  $   14.297  $ 12.482   $ 12.876
Accumulation unit value at end of period..................................  $   20.357  $   18.489  $ 14.297   $ 12.482
Number of accumulation units outstanding at end of period (in thousands)..          14          18        16         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.585  $   11.300  $  9.886   $ 10.218
Accumulation unit value at end of period..................................  $   16.026  $   14.585  $ 11.300   $  9.886
Number of accumulation units outstanding at end of period (in thousands)..          37          31        37         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.248  $   12.615  $ 11.057   $ 11.452
Accumulation unit value at end of period..................................  $   17.818  $   16.248  $ 12.615   $ 11.057
Number of accumulation units outstanding at end of period (in thousands)..          65          55        50         66
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.196  $   12.287  $ 11.312   $ 11.202
Accumulation unit value at end of period..................................  $   12.791  $   12.196  $ 12.287   $ 11.312
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.092  $   12.202  $ 11.250   $ 10.977
Accumulation unit value at end of period..................................  $   12.663  $   12.092  $ 12.202   $ 11.250
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.956  $   12.088  $ 11.167   $ 10.919
Accumulation unit value at end of period..................................  $   12.495  $   11.956  $ 12.088   $ 11.167
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.855  $   12.004  $ 11.106   $ 10.875
Accumulation unit value at end of period..................................  $   12.371  $   11.855  $ 12.004   $ 11.106
Number of accumulation units outstanding at end of period (in thousands)..          15          13         6         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.755  $   11.920  $ 11.045   $ 10.832
Accumulation unit value at end of period..................................  $   12.248  $   11.755  $ 11.920   $ 11.045
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.688  $   11.865  $ 11.005   $ 10.803
Accumulation unit value at end of period..................................  $   12.167  $   11.688  $ 11.865   $ 11.005
Number of accumulation units outstanding at end of period (in thousands)..           8          15        20         29

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.078  $  8.374   $ 13.100  $  12.018
Accumulation unit value at end of period..................................  $  12.876  $ 11.078   $  8.374  $  13.100
Number of accumulation units outstanding at end of period (in thousands)..         40        40          4         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.808  $  6.672   $ 10.458  $  10.174
Accumulation unit value at end of period..................................  $  10.218  $  8.808   $  6.672  $  10.458
Number of accumulation units outstanding at end of period (in thousands)..         13         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.892  $  7.508   $ 11.792  $  10.861
Accumulation unit value at end of period..................................  $  11.452  $  9.892   $  7.508  $  11.792
Number of accumulation units outstanding at end of period (in thousands)..         48        26          7          3
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.328  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.977  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.294  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.919  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.268  $  8.864   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.875  $ 10.268   $  8.864  $       -
Number of accumulation units outstanding at end of period (in thousands)..         11         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.242  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.832  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.225  $  8.849   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.803  $ 10.225   $  8.849  $       -
Number of accumulation units outstanding at end of period (in thousands)..         27        11          0          -


                                  APP I-61

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.622  $   11.809  $ 10.964   $ 10.774
Accumulation unit value at end of period..................................  $   12.086  $   11.622  $ 11.809   $ 10.964
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.491  $   11.700  $ 10.884   $ 10.717
Accumulation unit value at end of period..................................  $   11.926  $   11.491  $ 11.700   $ 10.884
Number of accumulation units outstanding at end of period (in thousands)..          27          28        16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.361  $   11.591  $ 10.805   $ 10.660
Accumulation unit value at end of period..................................  $   11.768  $   11.361  $ 11.591   $ 10.805
Number of accumulation units outstanding at end of period (in thousands)..          19          19        35         37
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.155  $   11.178  $  9.433   $  9.558
Accumulation unit value at end of period..................................  $   18.513  $   16.155  $ 11.178   $  9.433
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.591  $   12.190  $      -   $      -
Accumulation unit value at end of period..................................  $   20.128  $   17.591  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.529  $   10.775  $  9.123   $  9.027
Accumulation unit value at end of period..................................  $   17.726  $   15.529  $ 10.775   $  9.123
Number of accumulation units outstanding at end of period (in thousands)..           6           6         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.815  $   10.990  $  9.318   $  9.234
Accumulation unit value at end of period..................................  $   18.025  $   15.815  $ 10.990   $  9.318
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.865  $   12.434  $ 10.558   $ 10.479
Accumulation unit value at end of period..................................  $   20.332  $   17.865  $ 12.434   $ 10.558
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.154  $   11.254  $  9.566   $  9.503
Accumulation unit value at end of period..................................  $   18.366  $   16.154  $ 11.254   $  9.566
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.208  $  8.844   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.774  $ 10.208   $  8.844  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.174  $  8.832   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.717  $ 10.174   $  8.832  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.140  $  8.820   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.660  $ 10.140   $  8.820  $       -
Number of accumulation units outstanding at end of period (in thousands)..         42        32          2          -
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.310  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.027  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.489  $  5.673   $  9.898  $   9.935
Accumulation unit value at end of period..................................  $   9.234  $  7.489   $  5.673  $   9.898
Number of accumulation units outstanding at end of period (in thousands)..          0         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.511  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.479  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.727  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.503  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-62

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.598  $   12.272  $ 10.442   $ 10.384
Accumulation unit value at end of period..................................  $   19.987  $   17.598  $ 12.272   $ 10.442
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.850  $   11.075  $  9.442   $  9.409
Accumulation unit value at end of period..................................  $   17.966  $   15.850  $ 11.075   $  9.442
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.074  $   11.955  $ 10.212   $ 10.197
Accumulation unit value at end of period..................................  $   19.316  $   17.074  $ 11.955   $ 10.212
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          1
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS FI
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.940  $   11.713  $  9.882   $ 10.013
Accumulation unit value at end of period..................................  $   19.404  $   16.940  $ 11.713   $  9.882
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.591  $   12.190  $ 10.302   $ 10.176
Accumulation unit value at end of period..................................  $   20.128  $   17.591  $ 12.190   $ 10.302
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.783  $   10.959  $  9.281   $  9.185
Accumulation unit value at end of period..................................  $   18.024  $   15.783  $ 10.959   $  9.281
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.627  $   10.867  $  9.216   $  9.135
Accumulation unit value at end of period..................................  $   17.819  $   15.627  $ 10.867   $  9.216
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.472  $   10.775  $  9.152   $  9.086
Accumulation unit value at end of period..................................  $   17.616  $   15.472  $ 10.775   $  9.152
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.370  $   10.715  $  9.110   $  9.052
Accumulation unit value at end of period..................................  $   17.482  $   15.370  $ 10.715   $  9.110
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.451  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.384  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.673  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.409  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.332  $  6.358   $ 11.178  $  11.226
Accumulation unit value at end of period..................................  $  10.197  $  8.332   $  6.358  $  11.178
Number of accumulation units outstanding at end of period (in thousands)..          1         2          2          1
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS FI
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.232  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.176  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.446  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.185  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.416  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.135  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.387  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.086  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.367  $  5.867   $ 10.263  $  10.303
Accumulation unit value at end of period..................................  $   9.052  $  7.367   $  5.867  $  10.263
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-63

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.268  $   10.655  $  9.068   $  9.020
Accumulation unit value at end of period..................................  $   17.349  $   15.268  $ 10.655   $  9.068
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.066  $   10.535  $  8.984   $  8.954
Accumulation unit value at end of period..................................  $   17.086  $   15.066  $ 10.535   $  8.984
Number of accumulation units outstanding at end of period (in thousands)..           5           5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.868  $   10.417  $  8.901   $  8.889
Accumulation unit value at end of period..................................  $   16.826  $   14.868  $ 10.417   $  8.901
Number of accumulation units outstanding at end of period (in thousands)..           -           2         2          2
CLEARBRIDGE ALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.013  $    9.981  $  8.728   $  8.691
Accumulation unit value at end of period..................................  $   14.045  $   13.013  $  9.981   $  8.728
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.092  $    9.321  $  8.192   $  8.837
Accumulation unit value at end of period..................................  $   12.986  $   12.092  $  9.321   $  8.192
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.676  $   11.330  $  9.972   $ 10.774
Accumulation unit value at end of period..................................  $   15.737  $   14.676  $ 11.330   $  9.972
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.409  $    9.589  $  8.448   $  9.137
Accumulation unit value at end of period..................................  $   13.293  $   12.409  $  9.589   $  8.448
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.456  $   11.182  $  9.862   $ 10.677
Accumulation unit value at end of period..................................  $   15.470  $   14.456  $ 11.182   $  9.862
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.175  $    9.437  $  8.339   $  9.046
Accumulation unit value at end of period..................................  $   13.003  $   12.175  $  9.437   $  8.339
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.348  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.020  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.309  $  5.844   $ 10.253  $  10.295
Accumulation unit value at end of period..................................  $   8.954  $  7.309   $  5.844  $  10.253
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.271  $  5.546   $  5.429  $   5.438
Accumulation unit value at end of period..................................  $   8.889  $  7.271   $  5.546  $   5.429
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
CLEARBRIDGE ALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.670  $  5.949   $  9.566  $   9.597
Accumulation unit value at end of period..................................  $   8.837  $  7.670   $  5.949  $   9.566
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.365  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.774  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.950  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.137  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.298  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.677  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.894  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.046  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-64

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.026  $   10.893  $  9.645   $ 10.484
Accumulation unit value at end of period..................................  $   14.950  $   14.026  $ 10.893   $  9.645
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.599  $   11.292  $  9.779   $  9.644
Accumulation unit value at end of period..................................  $   16.166  $   14.599  $ 11.292   $  9.779
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.536  $   11.260  $  9.766   $ 10.346
Accumulation unit value at end of period..................................  $   16.072  $   14.536  $ 11.260   $  9.766
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.452  $   11.218  $  9.748   $ 10.341
Accumulation unit value at end of period..................................  $   15.947  $   14.452  $ 11.218   $  9.748
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.390  $   11.186  $  9.735   $ 10.338
Accumulation unit value at end of period..................................  $   15.855  $   14.390  $ 11.186   $  9.735
Number of accumulation units outstanding at end of period (in thousands)..           5           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.327  $   11.154  $  9.722   $ 10.334
Accumulation unit value at end of period..................................  $   15.762  $   14.327  $ 11.154   $  9.722
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.286  $   11.133  $  9.714   $ 10.332
Accumulation unit value at end of period..................................  $   15.701  $   14.286  $ 11.133   $  9.714
Number of accumulation units outstanding at end of period (in thousands)..           7           7         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.245  $   11.112  $  9.705   $ 10.330
Accumulation unit value at end of period..................................  $   15.640  $   14.245  $ 11.112   $  9.705
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.163  $   11.071  $  9.688   $ 10.325
Accumulation unit value at end of period..................................  $   15.519  $   14.163  $ 11.071   $  9.688
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.167  $  7.164   $ 11.606  $  11.651
Accumulation unit value at end of period..................................  $  10.484  $  9.167   $  7.164  $  11.606
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-65

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.081  $   11.029  $  9.671   $ 10.321
Accumulation unit value at end of period..................................  $   15.399  $   14.081  $ 11.029   $  9.671
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          0
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.543  $   22.993  $ 19.450   $ 19.744
Accumulation unit value at end of period..................................  $   34.007  $   31.543  $ 22.993   $ 19.450
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   31.315  $   22.862  $ 19.368   $ 20.134
Accumulation unit value at end of period..................................  $   33.711  $   31.315  $ 22.862   $ 19.368
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   31.015  $   22.688  $ 19.259   $ 20.061
Accumulation unit value at end of period..................................  $   33.321  $   31.015  $ 22.688   $ 19.259
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   30.791  $   22.558  $ 19.178   $ 20.006
Accumulation unit value at end of period..................................  $   33.032  $   30.791  $ 22.558   $ 19.178
Number of accumulation units outstanding at end of period (in thousands)..          11           7         5          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   30.570  $   22.429  $ 19.097   $ 19.952
Accumulation unit value at end of period..................................  $   32.744  $   30.570  $ 22.429   $ 19.097
Number of accumulation units outstanding at end of period (in thousands)..           4           3         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   30.423  $   22.344  $ 19.043   $ 19.915
Accumulation unit value at end of period..................................  $   32.554  $   30.423  $ 22.344   $ 19.043
Number of accumulation units outstanding at end of period (in thousands)..           1           1         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   30.276  $   22.258  $ 18.989   $ 19.879
Accumulation unit value at end of period..................................  $   32.365  $   30.276  $ 22.258   $ 18.989
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   29.986  $   22.089  $ 18.882   $ 19.807
Accumulation unit value at end of period..................................  $   31.991  $   29.986  $ 22.089   $ 18.882
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-66

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.698  $   21.921  $ 18.776   $ 19.735
Accumulation unit value at end of period..................................  $   31.621  $   29.698  $ 21.921   $ 18.776
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.886  $   13.019  $ 10.958   $ 10.686
Accumulation unit value at end of period..................................  $   19.505  $   18.886  $ 13.019   $ 10.958
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.981  $   13.104  $ 11.046   $ 10.999
Accumulation unit value at end of period..................................  $   19.573  $   18.981  $ 13.104   $ 11.046
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.452  $   12.764  $ 10.781   $ 10.757
Accumulation unit value at end of period..................................  $   18.990  $   18.452  $ 12.764   $ 10.781
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.269  $   12.656  $ 10.707   $ 10.698
Accumulation unit value at end of period..................................  $   18.773  $   18.269  $ 12.656   $ 10.706
Number of accumulation units outstanding at end of period (in thousands)..          21          16         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.088  $   12.550  $ 10.632   $ 10.640
Accumulation unit value at end of period..................................  $   18.559  $   18.088  $ 12.550   $ 10.632
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.969  $   12.479  $ 10.583   $ 10.601
Accumulation unit value at end of period..................................  $   18.418  $   17.969  $ 12.479   $ 10.583
Number of accumulation units outstanding at end of period (in thousands)..           -           0         8          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.850  $   12.409  $ 10.534   $ 10.563
Accumulation unit value at end of period..................................  $   18.278  $   17.850  $ 12.409   $ 10.534
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.614  $   12.270  $ 10.437   $ 10.486
Accumulation unit value at end of period..................................  $   18.001  $   17.614  $ 12.270   $ 10.437
Number of accumulation units outstanding at end of period (in thousands)..           3           3         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.792  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.999  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.615  $  6.070   $ 10.279  $  10.021
Accumulation unit value at end of period..................................  $  10.757  $  8.615   $  6.070  $  10.279
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.581  $  6.055   $ 10.269  $  10.000
Accumulation unit value at end of period..................................  $  10.698  $  8.581   $  6.055  $  10.269
Number of accumulation units outstanding at end of period (in thousands)..          5         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.547  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.640  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.525  $  6.154   $ 10.486  $  10.226
Accumulation unit value at end of period..................................  $  10.601  $  8.525   $  6.154  $  10.486
Number of accumulation units outstanding at end of period (in thousands)..          7         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.502  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.563  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.457  $  6.130   $ 10.476  $  10.218
Accumulation unit value at end of period..................................  $  10.486  $  8.457   $  6.130  $  10.476
Number of accumulation units outstanding at end of period (in thousands)..          0         3          -          -


                                  APP I-67

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.382  $   12.132  $ 10.340   $ 10.410
Accumulation unit value at end of period..................................  $   17.728  $   17.382  $ 12.132   $ 10.340
Number of accumulation units outstanding at end of period (in thousands)..           2           3         4          3
CLEARBRIDGE SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.385  $   10.714  $  9.293   $  9.315
Accumulation unit value at end of period..................................  $   14.631  $   14.385  $ 10.714   $  9.293
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.936  $   10.432  $  9.094   $  9.841
Accumulation unit value at end of period..................................  $   14.104  $   13.936  $ 10.432   $  9.094
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.709  $   11.776  $ 10.281   $ 11.143
Accumulation unit value at end of period..................................  $   15.873  $   15.709  $ 11.776   $ 10.281
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.717  $   10.294  $  8.996   $  9.759
Accumulation unit value at end of period..................................  $   13.847  $   13.717  $ 10.294   $  8.996
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.473  $   11.623  $ 10.168   $ 11.042
Accumulation unit value at end of period..................................  $   15.604  $   15.473  $ 11.623   $ 10.168
Number of accumulation units outstanding at end of period (in thousands)..           -           0         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.459  $   10.130  $  8.880   $  9.662
Accumulation unit value at end of period..................................  $   13.546  $   13.459  $ 10.130   $  8.880
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.013  $   11.323  $  9.945   $ 10.842
Accumulation unit value at end of period..................................  $   15.080  $   15.013  $ 11.323   $  9.944
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.236  $    8.134  $  7.019   $  6.996
Accumulation unit value at end of period..................................  $   12.762  $   11.236  $  8.134   $  7.018
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.413  $  5.980   $ 10.220  $  10.000
Accumulation unit value at end of period..................................  $  10.410  $  8.413   $  5.980  $  10.220
Number of accumulation units outstanding at end of period (in thousands)..          2         6          -          -
CLEARBRIDGE SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.917  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.841  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.977  $  6.800   $ 10.684  $  10.662
Accumulation unit value at end of period..................................  $  11.143  $  8.977   $  6.800  $  10.684
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.870  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.759  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.913  $  6.766   $ 10.651  $  10.631
Accumulation unit value at end of period..................................  $  11.042  $  8.913   $  6.766  $  10.651
Number of accumulation units outstanding at end of period (in thousands)..          2         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.815  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.662  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.788  $  6.697   $ 10.585  $  10.568
Accumulation unit value at end of period..................................  $  10.842  $  8.788   $  6.697  $  10.585
Number of accumulation units outstanding at end of period (in thousands)..          1         2          1          0
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-68

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.510  $    9.070  $  7.838   $  8.113
Accumulation unit value at end of period..................................  $   14.188  $   12.510  $  9.070   $  7.838
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.470  $   11.965  $ 10.360   $ 10.745
Accumulation unit value at end of period..................................  $   18.642  $   16.470  $ 11.965   $ 10.360
Number of accumulation units outstanding at end of period (in thousands)..           6           5         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.198  $   11.786  $ 10.220   $ 10.616
Accumulation unit value at end of period..................................  $   18.307  $   16.198  $ 11.786   $ 10.220
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.907  $   11.591  $ 10.066   $ 10.472
Accumulation unit value at end of period..................................  $   17.951  $   15.907  $ 11.591   $ 10.066
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    8.823  $    6.436  $  5.595   $  5.826
Accumulation unit value at end of period..................................  $    9.947  $    8.823  $  6.436   $  5.595
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.582  $   11.377  $  9.900   $ 10.319
Accumulation unit value at end of period..................................  $   17.549  $   15.582  $ 11.377   $  9.900
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    8.650  $    6.328  $  5.518   $  5.763
Accumulation unit value at end of period..................................  $    9.723  $    8.650  $  6.328   $  5.518
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.905  $   10.927  $  9.546   $  9.991
Accumulation unit value at end of period..................................  $   16.720  $   14.905  $ 10.927   $  9.546
Number of accumulation units outstanding at end of period (in thousands)..           5           5         5          4
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   33.136  $   25.387  $ 21.584   $ 22.223
Accumulation unit value at end of period..................................  $   33.317  $   33.136  $ 25.387   $ 21.584
Number of accumulation units outstanding at end of period (in thousands)..          38          36        36         10

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.572  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.113  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.049  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.745  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.942  $  7.055   $ 15.676  $  16.768
Accumulation unit value at end of period..................................  $  10.616  $  9.942   $  7.055  $  15.676
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.823  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.472  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   5.470  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   5.826  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.699  $  6.906   $ 15.399  $  16.530
Accumulation unit value at end of period..................................  $  10.319  $  9.699   $  6.906  $  15.399
Number of accumulation units outstanding at end of period (in thousands)..          8         8          8         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   5.428  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   5.763  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.428  $  6.740   $ 15.089  $  16.262
Accumulation unit value at end of period..................................  $   9.991  $  9.428   $  6.740  $  15.089
Number of accumulation units outstanding at end of period (in thousands)..          4         8          6          3
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-69

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   32.897  $   25.242  $ 21.493   $ 22.636
Accumulation unit value at end of period..................................  $   33.027  $   32.897  $ 25.242   $ 21.493
Number of accumulation units outstanding at end of period (in thousands)..          21          13        10          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   32.582  $   25.050  $ 21.372   $ 22.554
Accumulation unit value at end of period..................................  $   32.645  $   32.582  $ 25.050   $ 21.372
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   32.347  $   24.906  $ 21.282   $ 22.493
Accumulation unit value at end of period..................................  $   32.361  $   32.347  $ 24.906   $ 21.282
Number of accumulation units outstanding at end of period (in thousands)..           8          16        15          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   32.114  $   24.764  $ 21.192   $ 22.431
Accumulation unit value at end of period..................................  $   32.080  $   32.114  $ 24.764   $ 21.192
Number of accumulation units outstanding at end of period (in thousands)..           5           4         7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   31.960  $   24.670  $ 21.132   $ 22.390
Accumulation unit value at end of period..................................  $   31.894  $   31.960  $ 24.670   $ 21.132
Number of accumulation units outstanding at end of period (in thousands)..           4           2         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   31.806  $   24.575  $ 21.073   $ 22.350
Accumulation unit value at end of period..................................  $   31.708  $   31.806  $ 24.575   $ 21.073
Number of accumulation units outstanding at end of period (in thousands)..           -           2         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   31.501  $   24.388  $ 20.954   $ 22.268
Accumulation unit value at end of period..................................  $   31.341  $   31.501  $ 24.388   $ 20.954
Number of accumulation units outstanding at end of period (in thousands)..           6           6         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   31.198  $   24.203  $ 20.836   $ 22.188
Accumulation unit value at end of period..................................  $   30.979  $   31.198  $ 24.203   $ 20.836
Number of accumulation units outstanding at end of period (in thousands)..          11          12         9          5
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.518  $   23.276  $ 19.671   $ 19.642
Accumulation unit value at end of period..................................  $   35.507  $   31.518  $ 23.276   $ 19.671
Number of accumulation units outstanding at end of period (in thousands)..           -           4         1          3

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-70

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   31.291  $   23.143  $ 19.588   $ 19.852
Accumulation unit value at end of period..................................  $   35.198  $   31.291  $ 23.143   $ 19.588
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   30.991  $   22.966  $ 19.477   $ 19.780
Accumulation unit value at end of period..................................  $   34.791  $   30.991  $ 22.966   $ 19.477
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   30.767  $   22.835  $ 19.395   $ 19.726
Accumulation unit value at end of period..................................  $   34.488  $   30.767  $ 22.835   $ 19.395
Number of accumulation units outstanding at end of period (in thousands)..          16          10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   30.546  $   22.705  $ 19.313   $ 19.673
Accumulation unit value at end of period..................................  $   34.188  $   30.546  $ 22.705   $ 19.313
Number of accumulation units outstanding at end of period (in thousands)..           5           3         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   30.399  $   22.618  $ 19.259   $ 19.637
Accumulation unit value at end of period..................................  $   33.990  $   30.399  $ 22.618   $ 19.259
Number of accumulation units outstanding at end of period (in thousands)..           -           5        16         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   30.253  $   22.532  $ 19.205   $ 19.601
Accumulation unit value at end of period..................................  $   33.793  $   30.253  $ 22.532   $ 19.204
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   29.962  $   22.360  $ 19.096   $ 19.530
Accumulation unit value at end of period..................................  $   33.402  $   29.962  $ 22.360   $ 19.096
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.675  $   22.190  $ 18.989   $ 19.459
Accumulation unit value at end of period..................................  $   33.015  $   29.675  $ 22.190   $ 18.989
Number of accumulation units outstanding at end of period (in thousands)..           5           5         2          0
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.466  $    9.506  $  8.282   $  8.296
Accumulation unit value at end of period..................................  $   13.938  $   12.466  $  9.506   $  8.282
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-71

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.054  $    9.970  $  8.699   $  9.219
Accumulation unit value at end of period..................................  $   14.575  $   13.054  $  9.970   $  8.699
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.179  $    9.320  $  8.148   $  8.653
Accumulation unit value at end of period..................................  $   13.570  $   12.179  $  9.320   $  8.148
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.058  $    9.241  $  8.091   $  8.606
Accumulation unit value at end of period..................................  $   13.415  $   12.058  $  9.241   $  8.091
Number of accumulation units outstanding at end of period (in thousands)..           3           3         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.939  $    9.163  $  8.035   $  8.559
Accumulation unit value at end of period..................................  $   13.262  $   11.939  $  9.163   $  8.035
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.457  $    8.802  $  7.727   $  8.238
Accumulation unit value at end of period..................................  $   12.715  $   11.457  $  8.802   $  7.726
Number of accumulation units outstanding at end of period (in thousands)..           8           9        14          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.781  $    9.060  $  7.961   $  8.497
Accumulation unit value at end of period..................................  $   13.061  $   11.781  $  9.060   $  7.961
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.232  $    8.655  $  7.620   $  8.149
Accumulation unit value at end of period..................................  $   12.428  $   11.232  $  8.655   $  7.620
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.472  $    8.858  $  7.814   $  8.374
Accumulation unit value at end of period..................................  $   12.668  $   11.472  $  8.858   $  7.814
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          1
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   28.021  $   19.723  $ 17.644   $ 18.044
Accumulation unit value at end of period..................................  $   30.481  $   28.021  $ 19.723   $ 17.644
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.957  $  6.282   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.219  $  7.957   $  6.282  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.483  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.653  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.453  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.606  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.424  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.559  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.153  $  5.681   $  9.621  $  10.075
Accumulation unit value at end of period..................................  $   8.238  $  7.153   $  5.681  $   9.621
Number of accumulation units outstanding at end of period (in thousands)..          2         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.384  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.497  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.097  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.149  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.307  $  5.832   $  9.927  $  10.426
Accumulation unit value at end of period..................................  $   8.374  $  7.307   $  5.832  $   9.927
Number of accumulation units outstanding at end of period (in thousands)..          1         7          0          -
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-72

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   27.819  $   19.610  $ 17.570   $ 20.078
Accumulation unit value at end of period..................................  $   30.216  $   27.819  $ 19.610   $ 17.570
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   27.552  $   19.461  $ 17.471   $ 20.005
Accumulation unit value at end of period..................................  $   29.866  $   27.552  $ 19.461   $ 17.471
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   27.354  $   19.350  $ 17.397   $ 19.951
Accumulation unit value at end of period..................................  $   29.607  $   27.354  $ 19.350   $ 17.397
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   27.157  $   19.239  $ 17.324   $ 19.896
Accumulation unit value at end of period..................................  $   29.349  $   27.157  $ 19.239   $ 17.324
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   27.026  $   19.166  $ 17.275   $ 19.860
Accumulation unit value at end of period..................................  $   29.179  $   27.026  $ 19.166   $ 17.275
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   26.896  $   19.093  $ 17.226   $ 19.824
Accumulation unit value at end of period..................................  $   29.009  $   26.896  $ 19.093   $ 17.226
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   26.638  $   18.947  $ 17.129   $ 19.752
Accumulation unit value at end of period..................................  $   28.674  $   26.638  $ 18.947   $ 17.129
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   26.382  $   18.803  $ 17.033   $ 19.680
Accumulation unit value at end of period..................................  $   28.342  $   26.382  $ 18.803   $ 17.033
Number of accumulation units outstanding at end of period (in thousands)..           4           3         4          2
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.408  $   10.633  $  9.469   $  9.701
Accumulation unit value at end of period..................................  $   15.712  $   14.408  $ 10.633   $  9.469
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-73

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.367  $   10.619  $  9.471   $  9.656
Accumulation unit value at end of period..................................  $   15.644  $   14.367  $ 10.619   $  9.470
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.022  $    9.644  $  8.618   $  8.804
Accumulation unit value at end of period..................................  $   14.151  $   13.022  $  9.644   $  8.618
Number of accumulation units outstanding at end of period (in thousands)..           1           8         7         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.940  $   10.339  $  9.253   $  9.467
Accumulation unit value at end of period..................................  $   15.126  $   13.940  $ 10.339   $  9.253
Number of accumulation units outstanding at end of period (in thousands)..           3           9        11         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.536  $   12.283  $ 11.010   $ 11.281
Accumulation unit value at end of period..................................  $   17.916  $   16.536  $ 12.283   $ 11.010
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.711  $   10.195  $  9.147   $  9.382
Accumulation unit value at end of period..................................  $   14.841  $   13.711  $ 10.195   $  9.147
Number of accumulation units outstanding at end of period (in thousands)..           2           2         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.289  $   12.123  $ 10.888   $ 11.179
Accumulation unit value at end of period..................................  $   17.612  $   16.289  $ 12.123   $ 10.888
Number of accumulation units outstanding at end of period (in thousands)..          11          12        11          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.442  $   10.024  $  9.021   $  9.281
Accumulation unit value at end of period..................................  $   14.506  $   13.442  $ 10.024   $  9.021
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.804  $   11.809  $ 10.649   $ 10.977
Accumulation unit value at end of period..................................  $   17.020  $   15.804  $ 11.809   $ 10.649
Number of accumulation units outstanding at end of period (in thousands)..          16          20        24         22
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $        -  $    8.600  $  7.298   $  7.732
Accumulation unit value at end of period..................................  $        -  $   10.332  $  8.600   $  7.297
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.096  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.656  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.397  $  5.751   $  9.956  $  10.000
Accumulation unit value at end of period..................................  $   8.804  $  7.397   $  5.751  $   9.956
Number of accumulation units outstanding at end of period (in thousands)..          8         6          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.966  $  6.203   $ 10.754  $  10.149
Accumulation unit value at end of period..................................  $   9.467  $  7.966   $  6.203  $  10.754
Number of accumulation units outstanding at end of period (in thousands)..          8         6          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.507  $  7.413   $ 12.872  $  12.159
Accumulation unit value at end of period..................................  $  11.281  $  9.507   $  7.413  $  12.872
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.914  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.382  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.440  $  7.376   $ 12.832  $  12.136
Accumulation unit value at end of period..................................  $  11.179  $  9.440   $  7.376  $  12.832
Number of accumulation units outstanding at end of period (in thousands)..          8         9          6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.853  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.281  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.306  $  7.301   $ 12.753  $  12.089
Accumulation unit value at end of period..................................  $  10.977  $  9.306   $  7.301  $  12.753
Number of accumulation units outstanding at end of period (in thousands)..         16        20         12          4
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-74

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $    8.039   $  6.832   $  8.590
Accumulation unit value at end of period..................................  $        -  $    9.643   $  8.039   $  6.832
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $        -  $    7.964   $  6.782   $  8.538
Accumulation unit value at end of period..................................  $        -  $    9.535   $  7.964   $  6.782
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $        -  $    8.362   $  7.131   $  8.987
Accumulation unit value at end of period..................................  $        -  $    9.996   $  8.362   $  7.131
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.448  $   11.266   $  9.623   $ 12.140
Accumulation unit value at end of period..................................  $   12.720  $   13.448   $ 11.266   $  9.623
Number of accumulation units outstanding at end of period (in thousands)..           1           1          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $        -  $    8.245   $  7.049   $  8.899
Accumulation unit value at end of period..................................  $        -  $    9.832   $  8.245   $  7.049
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.246  $   11.119   $  9.516   $ 12.022
Accumulation unit value at end of period..................................  $   12.469  $   13.246   $ 11.119   $  9.516
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.639  $    8.107   $  6.953   $  8.795
Accumulation unit value at end of period..................................  $    9.066  $    9.639   $  8.107   $  6.953
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.852  $   10.832   $  9.307   $ 11.790
Accumulation unit value at end of period..................................  $   12.083  $   12.852   $ 10.832   $  9.307
Number of accumulation units outstanding at end of period (in thousands)..           -           0          0          1
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.448  $    9.950   $  8.542   $  8.536
Accumulation unit value at end of period..................................  $   15.060  $   13.448   $  9.950   $  8.542
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-75

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.063  $   11.162   $  9.596   $ 10.041
Accumulation unit value at end of period..................................  $   16.844  $   15.063   $ 11.162   $  9.596
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.140  $    9.756   $  8.405   $  8.812
Accumulation unit value at end of period..................................  $   14.665  $   13.140   $  9.756   $  8.405
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.011  $    9.675   $  8.347   $  8.764
Accumulation unit value at end of period..................................  $   14.498  $   13.011   $  9.675   $  8.347
Number of accumulation units outstanding at end of period (in thousands)..           6          10         20         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.882  $    9.593   $  8.289   $  8.717
Accumulation unit value at end of period..................................  $   14.333  $   12.882   $  9.593   $  8.289
Number of accumulation units outstanding at end of period (in thousands)..           -           0          1          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.797  $    9.540   $  8.251   $  8.685
Accumulation unit value at end of period..................................  $   14.225  $   12.797   $  9.540   $  8.251
Number of accumulation units outstanding at end of period (in thousands)..          19           8         13          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.713  $    9.486   $  8.213   $  8.654
Accumulation unit value at end of period..................................  $   14.117  $   12.713   $  9.486   $  8.213
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)         0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.546  $    9.381   $  8.138   $  8.592
Accumulation unit value at end of period..................................  $   13.904  $   12.546   $  9.381   $  8.138
Number of accumulation units outstanding at end of period (in thousands)..          34          38         35         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.381  $    9.276   $  8.063   $  8.530
Accumulation unit value at end of period..................................  $   13.694  $   12.381   $  9.276   $  8.063
Number of accumulation units outstanding at end of period (in thousands)..          14          22         27         22
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.645  $   11.496   $  9.842   $  9.787
Accumulation unit value at end of period..................................  $   16.160  $   15.645   $ 11.496   $  9.842
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.180  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.041  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.193  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.812  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.165  $  5.445   $  9.399  $  10.137
Accumulation unit value at end of period..................................  $   8.764  $  7.165   $  5.445  $   9.399
Number of accumulation units outstanding at end of period (in thousands)..          7         5          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.137  $  5.432   $  9.390  $  10.137
Accumulation unit value at end of period..................................  $   8.717  $  7.137   $  5.432  $   9.390
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.118  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.685  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.100  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.654  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         18         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.063  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.592  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         19         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.026  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.530  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         34         -          -          -
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-76

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.119  $   13.334  $ 11.433   $ 12.493
Accumulation unit value at end of period..................................  $   18.689  $   18.119  $ 13.334   $ 11.433
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.285  $   11.271  $  9.683   $ 10.602
Accumulation unit value at end of period..................................  $   15.733  $   15.285  $ 11.271   $  9.683
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.133  $   11.176  $  9.616   $ 10.544
Accumulation unit value at end of period..................................  $   15.554  $   15.133  $ 11.176   $  9.616
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.983  $   11.082  $  9.549   $ 10.486
Accumulation unit value at end of period..................................  $   15.377  $   14.983  $ 11.082   $  9.549
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.549  $   10.771  $  9.290   $ 10.213
Accumulation unit value at end of period..................................  $   14.916  $   14.549  $ 10.771   $  9.290
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.785  $   10.957  $  9.460   $ 10.410
Accumulation unit value at end of period..................................  $   15.143  $   14.785  $ 10.957   $  9.460
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.263  $   10.591  $  9.163   $ 10.103
Accumulation unit value at end of period..................................  $   14.579  $   14.263  $ 10.591   $  9.163
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.397  $   10.713  $  9.286   $ 10.260
Accumulation unit value at end of period..................................  $   14.687  $   14.397  $ 10.713   $  9.286
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.632  $   12.676  $ 11.796   $ 12.249
Accumulation unit value at end of period..................................  $   19.711  $   15.632  $ 12.676   $ 11.796
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.890  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.493  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.410  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.602  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.376  $  5.697   $  8.716  $  10.355
Accumulation unit value at end of period..................................  $  10.544  $  8.376   $  5.697  $   8.716
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.343  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.486  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.133  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.213  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.299  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.410  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.070  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.103  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.212  $  5.627   $  8.674  $  10.350
Accumulation unit value at end of period..................................  $  10.260  $  8.212   $  5.627  $   8.674
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-77

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.024  $   13.014  $ 12.128   $ 12.767
Accumulation unit value at end of period..................................  $   20.175  $   16.024  $ 13.014   $ 12.128
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.454  $   11.762  $ 10.983   $ 11.585
Accumulation unit value at end of period..................................  $   18.161  $   14.454  $ 11.762   $ 10.983
Number of accumulation units outstanding at end of period (in thousands)..          16          17        19          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.124  $   12.326  $ 11.527   $ 12.177
Accumulation unit value at end of period..................................  $   18.975  $   15.124  $ 12.326   $ 11.527
Number of accumulation units outstanding at end of period (in thousands)..           4           3         2         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.624  $   16.017  $ 15.002   $ 15.871
Accumulation unit value at end of period..................................  $   24.583  $   19.624  $ 16.017   $ 15.002
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.876  $   12.154  $ 11.395   $ 12.068
Accumulation unit value at end of period..................................  $   18.618  $   14.876  $ 12.154   $ 11.395
Number of accumulation units outstanding at end of period (in thousands)..           6           1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.330  $   15.808  $ 14.836   $ 15.727
Accumulation unit value at end of period..................................  $   24.167  $   19.330  $ 15.808   $ 14.836
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.585  $   11.951  $ 11.239   $ 11.938
Accumulation unit value at end of period..................................  $   18.198  $   14.585  $ 11.951   $ 11.239
Number of accumulation units outstanding at end of period (in thousands)..           -           5         5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.755  $   15.399  $ 14.510   $ 15.444
Accumulation unit value at end of period..................................  $   23.354  $   18.755  $ 15.399   $ 14.510
Number of accumulation units outstanding at end of period (in thousands)..           4           2         2          4
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.451  $   12.226  $ 11.348   $ 11.798
Accumulation unit value at end of period..................................  $   19.269  $   15.451  $ 12.226   $ 11.348
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.090  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.767  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.084  $  6.328   $ 10.003  $  10.000
Accumulation unit value at end of period..................................  $  11.585  $ 10.084   $  6.328  $  10.003
Number of accumulation units outstanding at end of period (in thousands)..          4         3          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.615  $  6.671   $ 10.561  $  10.154
Accumulation unit value at end of period..................................  $  12.177  $ 10.615   $  6.671  $  10.561
Number of accumulation units outstanding at end of period (in thousands)..         17         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.856  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.871  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.546  $  6.644   $ 10.545  $  10.153
Accumulation unit value at end of period..................................  $  12.068  $ 10.546   $  6.644  $  10.545
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  13.758  $  8.676   $ 13.784  $  13.279
Accumulation unit value at end of period..................................  $  15.727  $ 13.758   $  8.676  $  13.784
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.464  $  6.612   $ 10.526  $  10.152
Accumulation unit value at end of period..................................  $  11.938  $ 10.464   $  6.612  $  10.526
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.564  $  8.588   $ 13.699  $  13.228
Accumulation unit value at end of period..................................  $  15.444  $ 13.564   $  8.588  $  13.699
Number of accumulation units outstanding at end of period (in thousands)..          2         1          0          0
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-78

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.419  $   12.218  $ 11.358   $ 12.238
Accumulation unit value at end of period..................................  $   19.200  $   15.419  $ 12.218   $ 11.358
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.096  $   11.987  $ 11.165   $ 12.053
Accumulation unit value at end of period..................................  $   18.761  $   15.096  $ 11.987   $ 11.165
Number of accumulation units outstanding at end of period (in thousands)..           3           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.947  $   11.886  $ 11.087   $ 11.988
Accumulation unit value at end of period..................................  $   18.547  $   14.947  $ 11.886   $ 11.087
Number of accumulation units outstanding at end of period (in thousands)..           -           -         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.798  $   11.785  $ 11.010   $ 11.922
Accumulation unit value at end of period..................................  $   18.335  $   14.798  $ 11.785   $ 11.010
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.452  $   11.521  $ 10.774   $ 11.679
Accumulation unit value at end of period..................................  $   17.889  $   14.452  $ 11.521   $ 10.774
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.603  $   11.653  $ 10.909   $ 11.836
Accumulation unit value at end of period..................................  $   18.057  $   14.603  $ 11.653   $ 10.909
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.169  $   11.329  $ 10.627   $ 11.553
Accumulation unit value at end of period..................................  $   17.485  $   14.169  $ 11.329   $ 10.627
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.220  $   11.393  $ 10.708   $ 11.665
Accumulation unit value at end of period..................................  $   17.514  $   14.220  $ 11.393   $ 10.708
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          5
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.703  $   23.684  $ 21.316   $ 21.144
Accumulation unit value at end of period..................................  $   32.605  $   31.703  $ 23.684   $ 21.316
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.623  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.238  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.484  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.053  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.443  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.988  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.401  $  6.385   $ 10.792  $  10.339
Accumulation unit value at end of period..................................  $  11.922  $ 10.401   $  6.385  $  10.792
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.199  $  6.267   $ 10.603  $  10.163
Accumulation unit value at end of period..................................  $  11.679  $ 10.199   $  6.267  $  10.603
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.346  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.836  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.119  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.553  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.238  $  6.322   $ 10.750  $  10.335
Accumulation unit value at end of period..................................  $  11.665  $ 10.238   $  6.322  $  10.750
Number of accumulation units outstanding at end of period (in thousands)..          4         3          0          -
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-79

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   31.475  $   23.548  $ 21.226   $ 22.672
Accumulation unit value at end of period..................................  $   32.322  $   31.475  $ 23.548   $ 21.226
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   31.173  $   23.369  $ 21.106   $ 22.589
Accumulation unit value at end of period..................................  $   31.948  $   31.173  $ 23.369   $ 21.106
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   30.948  $   23.235  $ 21.017   $ 22.528
Accumulation unit value at end of period..................................  $   31.670  $   30.948  $ 23.235   $ 21.017
Number of accumulation units outstanding at end of period (in thousands)..           2           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   30.725  $   23.103  $ 20.928   $ 22.466
Accumulation unit value at end of period..................................  $   31.394  $   30.725  $ 23.103   $ 20.928
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   30.578  $   23.014  $ 20.869   $ 22.425
Accumulation unit value at end of period..................................  $   31.212  $   30.578  $ 23.014   $ 20.869
Number of accumulation units outstanding at end of period (in thousands)..           -           0         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   30.430  $   22.927  $ 20.811   $ 22.384
Accumulation unit value at end of period..................................  $   31.031  $   30.430  $ 22.927   $ 20.810
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   30.138  $   22.752  $ 20.693   $ 22.303
Accumulation unit value at end of period..................................  $   30.672  $   30.138  $ 22.752   $ 20.693
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.849  $   22.579  $ 20.577   $ 22.222
Accumulation unit value at end of period..................................  $   30.317  $   29.849  $ 22.579   $ 20.577
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.708  $   10.146  $  8.587   $  8.659
Accumulation unit value at end of period..................................  $   14.633  $   13.708  $ 10.146   $  8.587
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  18.060  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.672  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  18.031  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.589  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  18.008  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.528  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  17.986  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.466  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  17.971  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  22.425  $ 17.971   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  17.957  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.384  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  17.927  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.303  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  17.898  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.222  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-80

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.471  $   10.727  $  9.092   $  9.943
Accumulation unit value at end of period..................................  $   15.424  $   14.471  $ 10.727   $  9.092
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.393  $    9.947  $  8.449   $  9.258
Accumulation unit value at end of period..................................  $   14.246  $   13.393  $  9.947   $  8.449
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.260  $    9.864  $  8.390   $  9.207
Accumulation unit value at end of period..................................  $   14.084  $   13.260  $  9.864   $  8.390
Number of accumulation units outstanding at end of period (in thousands)..           5          14        10          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.128  $    9.780  $  8.332   $  9.157
Accumulation unit value at end of period..................................  $   13.923  $   13.128  $  9.780   $  8.332
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.764  $    9.518  $  8.117   $  8.930
Accumulation unit value at end of period..................................  $   13.523  $   12.764  $  9.518   $  8.117
Number of accumulation units outstanding at end of period (in thousands)..           2           1         3         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.955  $    9.670  $  8.255   $  9.091
Accumulation unit value at end of period..................................  $   13.712  $   12.955  $  9.670   $  8.255
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.513  $    9.359  $  8.005   $  8.833
Accumulation unit value at end of period..................................  $   13.218  $   12.513  $  9.359   $  8.005
Number of accumulation units outstanding at end of period (in thousands)..           2           4         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.615  $    9.455  $  8.103   $  8.959
Accumulation unit value at end of period..................................  $   13.299  $   12.615  $  9.455   $  8.103
Number of accumulation units outstanding at end of period (in thousands)..          15          14        19         18
DAVIS FINANCIAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.246  $    8.555  $  7.241   $  7.335
Accumulation unit value at end of period..................................  $   12.709  $   11.246  $  8.555   $  7.241
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.121  $  5.828   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.943  $  8.121   $  5.828  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.576  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.258  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.546  $  5.435   $  9.817  $  10.397
Accumulation unit value at end of period..................................  $   9.207  $  7.546   $  5.435  $   9.817
Number of accumulation units outstanding at end of period (in thousands)..          5         3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.516  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.157  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.337  $  5.297   $  9.593  $  10.174
Accumulation unit value at end of period..................................  $   8.930  $  7.337   $  5.297  $   9.593
Number of accumulation units outstanding at end of period (in thousands)..         10         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.477  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.091  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.280  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.833  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.398  $  5.368   $  9.770  $  10.393
Accumulation unit value at end of period..................................  $   8.959  $  7.398   $  5.368  $   9.770
Number of accumulation units outstanding at end of period (in thousands)..         14         9          0          -
DAVIS FINANCIAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-81

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.504  $   10.289  $  8.721   $  9.601
Accumulation unit value at end of period..................................  $   15.238  $   13.504  $ 10.289   $  8.721
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.352  $   10.193  $  8.657   $  9.549
Accumulation unit value at end of period..................................  $   15.036  $   13.352  $ 10.193   $  8.657
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.880  $    8.318  $  7.076   $  7.817
Accumulation unit value at end of period..................................  $   12.234  $   10.880  $  8.318   $  7.076
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.586  $   10.403  $  8.862   $  9.805
Accumulation unit value at end of period..................................  $   15.254  $   13.586  $ 10.403   $  8.862
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.702  $    8.203  $  6.995   $  7.746
Accumulation unit value at end of period..................................  $   12.003  $   10.702  $  8.203   $  6.995
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.382  $   10.267  $  8.764   $  9.716
Accumulation unit value at end of period..................................  $   14.995  $   13.382  $ 10.267   $  8.764
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.492  $    8.066  $  6.899   $  7.663
Accumulation unit value at end of period..................................  $   11.733  $   10.492  $  8.066   $  6.899
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.984  $   10.002  $  8.572   $  9.541
Accumulation unit value at end of period..................................  $   14.491  $   12.984  $ 10.002   $  8.572
Number of accumulation units outstanding at end of period (in thousands)..           4           4         4          5
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   52.645  $   39.124  $ 34.707   $ 34.710
Accumulation unit value at end of period..................................  $   56.093  $   52.645  $ 39.124   $ 34.707
Number of accumulation units outstanding at end of period (in thousands)..           8           9         9          5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.643  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.601  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.614  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.549  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.062  $  4.860   $  8.982  $  10.111
Accumulation unit value at end of period..................................  $   7.817  $  7.062   $  4.860  $   8.982
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.871  $  6.115   $ 11.318  $  12.751
Accumulation unit value at end of period..................................  $   9.805  $  8.871   $  6.115  $  11.318
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.016  $  4.841   $  8.969  $  10.110
Accumulation unit value at end of period..................................  $   7.746  $  7.016   $  4.841  $   8.969
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.808  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.716  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.961  $  4.817   $  8.952  $  10.110
Accumulation unit value at end of period..................................  $   7.663  $  6.961   $  4.817  $   8.952
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.684  $  6.022   $ 11.213  $  12.677
Accumulation unit value at end of period..................................  $   9.541  $  8.684   $  6.022  $  11.213
Number of accumulation units outstanding at end of period (in thousands)..          5         4          2          0
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-82

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.222  $    9.841  $  8.743   $  9.196
Accumulation unit value at end of period..................................  $   14.067  $   13.222  $  9.841   $  8.743
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   20.417  $   15.226  $ 13.554   $ 14.285
Accumulation unit value at end of period..................................  $   21.678  $   20.417  $ 15.226   $ 13.554
Number of accumulation units outstanding at end of period (in thousands)..          76          98        84         87
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   20.060  $   14.982  $ 13.357   $ 14.099
Accumulation unit value at end of period..................................  $   21.267  $   20.060  $ 14.982   $ 13.357
Number of accumulation units outstanding at end of period (in thousands)..          32          24        46         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.915  $   12.652  $ 11.297   $ 11.942
Accumulation unit value at end of period..................................  $   17.906  $   16.915  $ 12.652   $ 11.297
Number of accumulation units outstanding at end of period (in thousands)..          39          37        38         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.826  $    8.855  $  7.914   $  8.374
Accumulation unit value at end of period..................................  $   12.506  $   11.826  $  8.855   $  7.914
Number of accumulation units outstanding at end of period (in thousands)..          37          61        56         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.250  $   14.428  $ 12.909   $ 13.673
Accumulation unit value at end of period..................................  $   20.338  $   19.250  $ 14.428   $ 12.909
Number of accumulation units outstanding at end of period (in thousands)..          49          54        48         66
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.594  $    8.707  $  7.805   $  8.284
Accumulation unit value at end of period..................................  $   12.224  $   11.594  $  8.707   $  7.805
Number of accumulation units outstanding at end of period (in thousands)..          31          26        24         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.366  $   13.820  $ 12.414   $ 13.202
Accumulation unit value at end of period..................................  $   19.325  $   18.366  $ 13.820   $ 12.414
Number of accumulation units outstanding at end of period (in thousands)..          70          86        94         93
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.506  $   10.653  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   11.044  $   10.506  $ 10.653   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.215  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.196  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.787  $  9.716   $ 16.258  $  15.542
Accumulation unit value at end of period..................................  $  14.285  $ 12.787   $  9.716  $  16.258
Number of accumulation units outstanding at end of period (in thousands)..         86        84         44         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.638  $  9.618   $ 16.118  $  15.431
Accumulation unit value at end of period..................................  $  14.099  $ 12.638   $  9.618  $  16.118
Number of accumulation units outstanding at end of period (in thousands)..         45        20         35         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.721  $  8.171   $ 13.714  $  13.149
Accumulation unit value at end of period..................................  $  11.942  $ 10.721   $  8.171  $  13.714
Number of accumulation units outstanding at end of period (in thousands)..         18        25         18         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.526  $  5.742   $  9.646  $  10.099
Accumulation unit value at end of period..................................  $   8.374  $  7.526   $  5.742  $   9.646
Number of accumulation units outstanding at end of period (in thousands)..         60        31          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.300  $  9.393   $ 15.796  $  15.176
Accumulation unit value at end of period..................................  $  13.673  $ 12.300   $  9.393  $  15.796
Number of accumulation units outstanding at end of period (in thousands)..         73        77         54         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.467  $  5.714   $  9.628  $  10.098
Accumulation unit value at end of period..................................  $   8.284  $  7.467   $  5.714  $   9.628
Number of accumulation units outstanding at end of period (in thousands)..         49         4          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.924  $  9.142   $ 15.436  $  14.890
Accumulation unit value at end of period..................................  $  13.202  $ 11.924   $  9.142  $  15.436
Number of accumulation units outstanding at end of period (in thousands)..         82        90         41         25
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-83

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.475  $   10.637  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.995  $   10.475  $ 10.637   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.434  $   10.617  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.930  $   10.434  $ 10.617   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.404  $   10.601  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.881  $   10.404  $ 10.601   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.373  $   10.586  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.833  $   10.373  $ 10.586   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.353  $   10.576  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.801  $   10.353  $ 10.576   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.332  $   10.565  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.769  $   10.332  $ 10.565   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.292  $   10.545  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.705  $   10.292  $ 10.545   $      -
Number of accumulation units outstanding at end of period (in thousands)..           6           3         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.251  $   10.525  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.642  $   10.251  $ 10.525   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           6         0          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.142  $   11.607  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.914  $   11.142  $ 11.607   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-84

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.109  $   11.590  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.857  $   11.109  $ 11.590   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.065  $   11.568  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.781  $   11.065  $ 11.568   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.033  $   11.551  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.724  $   11.033  $ 11.551   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.000  $   11.534  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.668  $   11.000  $ 11.534   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.979  $   11.523  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.630  $   10.979  $ 11.523   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.957  $   11.512  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.593  $   10.957  $ 11.512   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.914  $   11.490  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.518  $   10.914  $ 11.490   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.871  $   11.468  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.444  $   10.871  $ 11.468   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   25.400  $   18.958  $ 16.438   $ 16.723
Accumulation unit value at end of period..................................  $   28.562  $   25.400  $ 18.958   $ 16.438
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-85

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   25.217  $   18.850  $ 16.369   $ 17.294
Accumulation unit value at end of period..................................  $   28.314  $   25.217  $ 18.850   $ 16.369
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   24.975  $   18.706  $ 16.277   $ 17.231
Accumulation unit value at end of period..................................  $   27.986  $   24.975  $ 18.706   $ 16.277
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   24.795  $   18.599  $ 16.208   $ 17.183
Accumulation unit value at end of period..................................  $   27.743  $   24.795  $ 18.599   $ 16.208
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   24.617  $   18.493  $ 16.139   $ 17.137
Accumulation unit value at end of period..................................  $   27.502  $   24.617  $ 18.493   $ 16.139
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   24.498  $   18.422  $ 16.094   $ 17.105
Accumulation unit value at end of period..................................  $   27.342  $   24.498  $ 18.422   $ 16.094
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   24.380  $   18.352  $ 16.048   $ 17.074
Accumulation unit value at end of period..................................  $   27.183  $   24.380  $ 18.352   $ 16.048
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   24.146  $   18.212  $ 15.958   $ 17.012
Accumulation unit value at end of period..................................  $   26.869  $   24.146  $ 18.212   $ 15.958
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.915  $   18.074  $ 15.868   $ 16.950
Accumulation unit value at end of period..................................  $   26.558  $   23.915  $ 18.074   $ 15.868
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
DEUTSCHE CROCI(R) EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.744  $    7.672  $  6.852   $  6.858
Accumulation unit value at end of period..................................  $   10.688  $    9.744  $  7.672   $  6.852
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
DEUTSCHE CROCI(R) EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-86

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.121  $    8.770  $  7.844   $  8.039
Accumulation unit value at end of period..................................  $   12.181  $   11.121  $  8.770   $  7.844
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.171  $    8.036  $  7.202   $  7.396
Accumulation unit value at end of period..................................  $   11.117  $   10.171  $  8.036   $  7.202
Number of accumulation units outstanding at end of period (in thousands)..          18          27        10          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    9.427  $    7.460  $  6.696   $  6.886
Accumulation unit value at end of period..................................  $   10.289  $    9.427  $  7.460   $  6.696
Number of accumulation units outstanding at end of period (in thousands)..           -           0        20         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.718  $    9.287  $  8.348   $  8.598
Accumulation unit value at end of period..................................  $   12.770  $   11.718  $  9.287   $  8.348
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.272  $    7.356  $  6.619   $  6.824
Accumulation unit value at end of period..................................  $   10.095  $    9.272  $  7.356   $  6.619
Number of accumulation units outstanding at end of period (in thousands)..           2           2         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.542  $    9.166  $  8.256   $  8.520
Accumulation unit value at end of period..................................  $   12.554  $   11.542  $  9.166   $  8.256
Number of accumulation units outstanding at end of period (in thousands)..           3           6         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.090  $    7.233  $  6.528   $  6.751
Accumulation unit value at end of period..................................  $    9.867  $    9.090  $  7.233   $  6.528
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.199  $    8.929  $  8.075   $  8.367
Accumulation unit value at end of period..................................  $   12.131  $   11.199  $  8.929   $  8.075
Number of accumulation units outstanding at end of period (in thousands)..           3           5        15         15
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.352  $   17.253  $ 14.592   $ 14.738
Accumulation unit value at end of period..................................  $   16.033  $   16.352  $ 17.253   $ 14.591
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.161  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.039  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   6.602  $  5.367   $  9.249  $       -
Accumulation unit value at end of period..................................  $   7.396  $  6.602   $  5.367  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.156  $  5.012   $  9.242  $  10.076
Accumulation unit value at end of period..................................  $   6.886  $  6.156   $  5.012  $   9.242
Number of accumulation units outstanding at end of period (in thousands)..          7         3          4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.698  $  6.277   $ 11.592  $  12.649
Accumulation unit value at end of period..................................  $   8.598  $  7.698   $  6.277  $  11.592
Number of accumulation units outstanding at end of period (in thousands)..         11        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.116  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   6.824  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.644  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.520  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.068  $  4.968   $  9.211  $  10.074
Accumulation unit value at end of period..................................  $   6.751  $  6.068   $  4.968  $   9.211
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.536  $  6.181   $ 11.484  $  12.576
Accumulation unit value at end of period..................................  $   8.367  $  7.536   $  6.181  $  11.484
Number of accumulation units outstanding at end of period (in thousands)..         13        17          9          7
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-87

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.234  $   17.154  $ 14.530   $ 15.134
Accumulation unit value at end of period..................................  $   15.893  $   16.234  $ 17.154   $ 14.530
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.078  $   17.023  $ 14.448   $ 15.079
Accumulation unit value at end of period..................................  $   15.709  $   16.078  $ 17.023   $ 14.448
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.963  $   16.926  $ 14.387   $ 15.038
Accumulation unit value at end of period..................................  $   15.573  $   15.963  $ 16.926   $ 14.387
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.847  $   16.829  $ 14.326   $ 14.997
Accumulation unit value at end of period..................................  $   15.437  $   15.847  $ 16.829   $ 14.326
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.771  $   16.765  $ 14.286   $ 14.970
Accumulation unit value at end of period..................................  $   15.348  $   15.771  $ 16.765   $ 14.286
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.695  $   16.701  $ 14.246   $ 14.943
Accumulation unit value at end of period..................................  $   15.259  $   15.695  $ 16.701   $ 14.245
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.545  $   16.574  $ 14.165   $ 14.888
Accumulation unit value at end of period..................................  $   15.082  $   15.545  $ 16.574   $ 14.165
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.395  $   16.448  $ 14.086   $ 14.834
Accumulation unit value at end of period..................................  $   14.907  $   15.395  $ 16.448   $ 14.086
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.270  $    8.160  $  6.923   $  7.316
Accumulation unit value at end of period..................................  $   10.076  $   10.270  $  8.160   $  6.923
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-88

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.955  $    8.717  $  7.407   $  8.732
Accumulation unit value at end of period..................................  $   10.732  $   10.955  $  8.717   $  7.407
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.831  $    8.636  $  7.353   $  8.685
Accumulation unit value at end of period..................................  $   10.590  $   10.831  $  8.636   $  7.353
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.119  $    8.879  $  7.571   $  8.956
Accumulation unit value at end of period..................................  $   10.855  $   11.119  $  8.879   $  7.571
Number of accumulation units outstanding at end of period (in thousands)..           8           8        11         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.596  $   10.873  $  9.285   $ 11.001
Accumulation unit value at end of period..................................  $   13.253  $   13.596  $ 10.873   $  9.285
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.773  $    7.824  $  6.688   $  7.932
Accumulation unit value at end of period..................................  $    9.517  $    9.773  $  7.824   $  6.688
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.392  $   10.731  $  9.182   $ 10.901
Accumulation unit value at end of period..................................  $   13.028  $   13.392  $ 10.731   $  9.182
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.581  $    7.693  $  6.596   $  7.846
Accumulation unit value at end of period..................................  $    9.302  $    9.581  $  7.693   $  6.596
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.993  $   10.454  $  8.981   $ 10.704
Accumulation unit value at end of period..................................  $   12.590  $   12.993  $ 10.454   $  8.981
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          4
DEUTSCHE REAL ESTATE SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.974  $   13.097  $ 11.247   $ 10.370
Accumulation unit value at end of period..................................  $   16.956  $   12.974  $ 13.097   $ 11.246
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.720  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.732  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.694  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.685  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.946  $  5.577   $ 10.702  $  11.368
Accumulation unit value at end of period..................................  $   8.956  $  7.946   $  5.577  $  10.702
Number of accumulation units outstanding at end of period (in thousands)..         19        19         15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.774  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.001  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.055  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.932  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.705  $  6.836   $ 13.163  $  14.011
Accumulation unit value at end of period..................................  $  10.901  $  9.705   $  6.836  $  13.163
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.000  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.846  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.568  $  6.767   $ 13.082  $  13.956
Accumulation unit value at end of period..................................  $  10.704  $  9.568   $  6.767  $  13.082
Number of accumulation units outstanding at end of period (in thousands)..          4         3          1          -
DEUTSCHE REAL ESTATE SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.774  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.370  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-89

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.047  $   13.191  $ 11.344   $ 10.476
Accumulation unit value at end of period..................................  $   17.026  $   13.047  $ 13.191   $ 11.344
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.852  $   13.019  $ 11.219   $ 10.381
Accumulation unit value at end of period..................................  $   16.737  $   12.852  $ 13.019   $ 11.219
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.470  $   12.683  $ 10.972   $ 10.194
Accumulation unit value at end of period..................................  $   16.175  $   12.470  $ 12.683   $ 10.972
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   48.941  $   36.839  $ 33.090   $ 33.846
Accumulation unit value at end of period..................................  $   55.777  $   48.941  $ 36.839   $ 33.090
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.498  $   10.175  $  9.153   $ 10.000
Accumulation unit value at end of period..................................  $   15.360  $   13.498  $ 10.175   $  9.153
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.242  $   12.269  $ 11.059   $ 12.165
Accumulation unit value at end of period..................................  $   18.446  $   16.242  $ 12.269   $ 11.059
Number of accumulation units outstanding at end of period (in thousands)..          33           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.909  $   12.035  $ 10.864   $ 11.963
Accumulation unit value at end of period..................................  $   18.040  $   15.909  $ 12.035   $ 10.864
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.708  $   11.901  $ 10.759   $ 11.860
Accumulation unit value at end of period..................................  $   17.786  $   15.708  $ 11.901   $ 10.759
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.286  $   10.076  $  9.118   $ 10.000
Accumulation unit value at end of period..................................  $   15.029  $   13.286  $ 10.076   $  9.118
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.196  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.476  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.138  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.381  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.023  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.194  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-90

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.445  $   11.725  $ 10.621   $ 11.723
Accumulation unit value at end of period..................................  $   17.453  $   15.445  $ 11.725   $ 10.621
Number of accumulation units outstanding at end of period (in thousands)..           5           3         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.724  $   11.960  $ 10.856   $ 11.998
Accumulation unit value at end of period..................................  $   17.733  $   15.724  $ 11.960   $ 10.856
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.931  $   11.380  $ 10.350   $ 11.455
Accumulation unit value at end of period..................................  $   16.805  $   14.931  $ 11.380   $ 10.350
Number of accumulation units outstanding at end of period (in thousands)..           3           0         1          0
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.453  $   12.785  $ 12.329   $ 12.220
Accumulation unit value at end of period..................................  $   13.147  $   12.453  $ 12.785   $ 12.329
Number of accumulation units outstanding at end of period (in thousands)..         198         197       169         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.348  $   12.695  $ 12.261   $ 11.430
Accumulation unit value at end of period..................................  $   13.016  $   12.348  $ 12.695   $ 12.261
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.208  $   12.577  $ 12.172   $ 11.369
Accumulation unit value at end of period..................................  $   12.843  $   12.208  $ 12.577   $ 12.172
Number of accumulation units outstanding at end of period (in thousands)..          16          10         0        115
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.105  $   12.490  $ 12.105   $ 11.324
Accumulation unit value at end of period..................................  $   12.715  $   12.105  $ 12.490   $ 12.105
Number of accumulation units outstanding at end of period (in thousands)..          91          72        59         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.003  $   12.403  $ 12.039   $ 11.279
Accumulation unit value at end of period..................................  $   12.589  $   12.003  $ 12.403   $ 12.039
Number of accumulation units outstanding at end of period (in thousands)..          24          25         4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.935  $   12.345  $ 11.994   $ 11.249
Accumulation unit value at end of period..................................  $   12.505  $   11.935  $ 12.345   $ 11.994
Number of accumulation units outstanding at end of period (in thousands)..          39          49        67         24

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.799  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.430  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.763  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.369  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         80         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.737  $ 10.329   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.324  $ 10.737   $ 10.329  $       -
Number of accumulation units outstanding at end of period (in thousands)..         69         7          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.710  $ 10.318   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.279  $ 10.710   $ 10.318  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.692  $ 10.311   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.249  $ 10.692   $ 10.311  $       -
Number of accumulation units outstanding at end of period (in thousands)..         11         2          0          -


                                  APP I-91

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.867  $   12.287  $ 11.951   $ 11.219
Accumulation unit value at end of period..................................  $   12.422  $   11.867  $ 12.287   $ 11.951
Number of accumulation units outstanding at end of period (in thousands)..          15          25        25          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.734  $   12.173  $ 11.863   $ 11.159
Accumulation unit value at end of period..................................  $   12.257  $   11.734  $ 12.173   $ 11.863
Number of accumulation units outstanding at end of period (in thousands)..          54          63        37         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.601  $   12.060  $ 11.776   $ 11.099
Accumulation unit value at end of period..................................  $   12.095  $   11.601  $ 12.060   $ 11.776
Number of accumulation units outstanding at end of period (in thousands)..          97          88        93         79
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   57.963  $   43.626  $ 37.222   $ 37.495
Accumulation unit value at end of period..................................  $   63.394  $   57.963  $ 43.626   $ 37.222
Number of accumulation units outstanding at end of period (in thousands)..          24          19        11          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.902  $   12.740  $ 10.887   $ 11.148
Accumulation unit value at end of period..................................  $   18.458  $   16.902  $ 12.740   $ 10.886
Number of accumulation units outstanding at end of period (in thousands)..          29          29        29         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.910  $   15.038  $ 12.875   $ 13.211
Accumulation unit value at end of period..................................  $   21.699  $   19.910  $ 15.038   $ 12.875
Number of accumulation units outstanding at end of period (in thousands)..          78          34         8         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.859  $   15.021  $ 12.881   $ 13.236
Accumulation unit value at end of period..................................  $   21.611  $   19.859  $ 15.021   $ 12.881
Number of accumulation units outstanding at end of period (in thousands)..          56          57        51         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.608  $   14.854  $ 12.756   $ 13.129
Accumulation unit value at end of period..................................  $   21.307  $   19.608  $ 14.854   $ 12.756
Number of accumulation units outstanding at end of period (in thousands)..           5          11        12          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.337  $   12.388  $ 10.650   $ 10.971
Accumulation unit value at end of period..................................  $   17.734  $   16.337  $ 12.388   $ 10.650
Number of accumulation units outstanding at end of period (in thousands)..          22          16        27         19

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.674  $ 10.305   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.219  $ 10.674   $ 10.305  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.638  $ 10.291   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.159  $ 10.638   $ 10.291  $       -
Number of accumulation units outstanding at end of period (in thousands)..         19         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.603  $ 10.277   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.099  $ 10.603   $ 10.277  $       -
Number of accumulation units outstanding at end of period (in thousands)..         43        32          -          -
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.859  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.148  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.520  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.211  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.556  $  7.741   $ 12.242  $  11.438
Accumulation unit value at end of period..................................  $  13.236  $ 10.556   $  7.741  $  12.242
Number of accumulation units outstanding at end of period (in thousands)..         25        10          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.485  $  7.701   $ 12.197  $  11.413
Accumulation unit value at end of period..................................  $  13.129  $ 10.485   $  7.701  $  12.197
Number of accumulation units outstanding at end of period (in thousands)..          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.771  $  6.448   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.971  $  8.771   $  6.448  $       -
Number of accumulation units outstanding at end of period (in thousands)..         13         0          -          -


                                  APP I-92

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.280  $   14.634  $ 12.593   $ 12.986
Accumulation unit value at end of period..................................  $   20.907  $   19.280  $ 14.634   $ 12.593
Number of accumulation units outstanding at end of period (in thousands)..          20          18        13         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.062  $   12.216  $ 10.533   $ 10.884
Accumulation unit value at end of period..................................  $   17.383  $   16.062  $ 12.216   $ 10.533
Number of accumulation units outstanding at end of period (in thousands)..          40          28        21         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.638  $   14.204  $ 12.272   $ 12.706
Accumulation unit value at end of period..................................  $   20.132  $   18.638  $ 14.204   $ 12.272
Number of accumulation units outstanding at end of period (in thousands)..          39          37        40         34
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.768  $   11.208  $  9.708   $  9.639
Accumulation unit value at end of period..................................  $   16.709  $   14.768  $ 11.208   $  9.708
Number of accumulation units outstanding at end of period (in thousands)..         186         139       101          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.643  $   11.130  $  9.655   $  9.512
Accumulation unit value at end of period..................................  $   16.543  $   14.643  $ 11.130   $  9.655
Number of accumulation units outstanding at end of period (in thousands)..          42          42        44         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.478  $   11.027  $  9.584   $  9.461
Accumulation unit value at end of period..................................  $   16.324  $   14.478  $ 11.027   $  9.584
Number of accumulation units outstanding at end of period (in thousands)..          94          66        50         81
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.355  $   10.950  $  9.532   $  9.424
Accumulation unit value at end of period..................................  $   16.161  $   14.355  $ 10.950   $  9.532
Number of accumulation units outstanding at end of period (in thousands)..         148         119       111        147
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.234  $   10.873  $  9.479   $  9.386
Accumulation unit value at end of period..................................  $   16.000  $   14.234  $ 10.873   $  9.479
Number of accumulation units outstanding at end of period (in thousands)..          28          35        30          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.153  $   10.823  $  9.445   $  9.361
Accumulation unit value at end of period..................................  $   15.894  $   14.153  $ 10.823   $  9.444
Number of accumulation units outstanding at end of period (in thousands)..          58          39        39         22

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.392  $  7.648   $ 12.137  $  11.380
Accumulation unit value at end of period..................................  $  12.986  $ 10.392   $  7.648  $  12.137
Number of accumulation units outstanding at end of period (in thousands)..          7        12          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.727  $  6.435   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.884  $  8.727   $  6.435  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         5          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.209  $  7.543   $ 12.018  $  11.314
Accumulation unit value at end of period..................................  $  12.706  $ 10.209   $  7.543  $  12.018
Number of accumulation units outstanding at end of period (in thousands)..         25        25          0          0
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.316  $  6.608   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.512  $  8.316   $  6.608  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.288  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.461  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         42         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.267  $  6.592   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.424  $  8.267   $  6.592  $       -
Number of accumulation units outstanding at end of period (in thousands)..        129        40          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.247  $  6.586   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.386  $  8.247   $  6.586  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.233  $  6.581   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.361  $  8.233   $  6.581  $       -
Number of accumulation units outstanding at end of period (in thousands)..         16         2          -          -


                                  APP I-93

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.073  $   10.772  $  9.410   $  9.336
Accumulation unit value at end of period..................................  $   15.788  $   14.073  $ 10.772   $  9.410
Number of accumulation units outstanding at end of period (in thousands)..          36          40        26         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.915  $   10.672  $  9.341   $  9.286
Accumulation unit value at end of period..................................  $   15.579  $   13.915  $ 10.672   $  9.341
Number of accumulation units outstanding at end of period (in thousands)..          67          73        50         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.758  $   10.573  $  9.273   $  9.237
Accumulation unit value at end of period..................................  $   15.373  $   13.758  $ 10.573   $  9.273
Number of accumulation units outstanding at end of period (in thousands)..         123          95        99         85
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   44.687  $   31.747  $ 27.365   $ 26.877
Accumulation unit value at end of period..................................  $   47.102  $   44.687  $ 31.747   $ 27.365
Number of accumulation units outstanding at end of period (in thousands)..          13          17         9          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.558  $   13.204  $ 11.398   $ 11.323
Accumulation unit value at end of period..................................  $   19.532  $   18.558  $ 13.204   $ 11.398
Number of accumulation units outstanding at end of period (in thousands)..          33          26        16          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   20.115  $   14.341  $ 12.404   $ 12.347
Accumulation unit value at end of period..................................  $   21.128  $   20.115  $ 14.341   $ 12.404
Number of accumulation units outstanding at end of period (in thousands)..          17           8         1         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   20.055  $   14.319  $ 12.404   $ 12.365
Accumulation unit value at end of period..................................  $   21.034  $   20.055  $ 14.319   $ 12.404
Number of accumulation units outstanding at end of period (in thousands)..          32          29        30         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.802  $   14.160  $ 12.285   $ 12.264
Accumulation unit value at end of period..................................  $   20.737  $   19.802  $ 14.160   $ 12.285
Number of accumulation units outstanding at end of period (in thousands)..           -           1         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.938  $   12.839  $ 11.150   $ 11.143
Accumulation unit value at end of period..................................  $   18.766  $   17.938  $ 12.839   $ 11.150
Number of accumulation units outstanding at end of period (in thousands)..          27          14         9          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.219  $  6.577   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.336  $  8.219   $  6.577  $       -
Number of accumulation units outstanding at end of period (in thousands)..         21        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.192  $  6.568   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.286  $  8.192   $  6.568  $       -
Number of accumulation units outstanding at end of period (in thousands)..         19        19          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.164  $  6.559   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.237  $  8.164   $  6.559  $       -
Number of accumulation units outstanding at end of period (in thousands)..         52        40          0          -
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.996  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.323  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.830  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.347  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.859  $  7.913   $ 11.486  $  11.616
Accumulation unit value at end of period..................................  $  12.365  $  9.859   $  7.913  $  11.486
Number of accumulation units outstanding at end of period (in thousands)..         20         6          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.793  $  7.872   $ 11.444  $  11.591
Accumulation unit value at end of period..................................  $  12.264  $  9.793   $  7.872  $  11.444
Number of accumulation units outstanding at end of period (in thousands)..          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.907  $  7.166   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.143  $  8.907   $  7.166  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -


                                  APP I-94

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.470  $   13.950  $ 12.127   $ 12.131
Accumulation unit value at end of period..................................  $   20.349  $   19.470  $ 13.950   $ 12.127
Number of accumulation units outstanding at end of period (in thousands)..           7           8         6          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.635  $   12.661  $ 11.028   $ 11.054
Accumulation unit value at end of period..................................  $   18.394  $   17.635  $ 12.661   $ 11.028
Number of accumulation units outstanding at end of period (in thousands)..          17          15        10          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.823  $   13.540  $ 11.818   $ 11.869
Accumulation unit value at end of period..................................  $   19.594  $   18.823  $ 13.540   $ 11.818
Number of accumulation units outstanding at end of period (in thousands)..          29          23        20         24
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.289  $   17.601  $ 15.785   $ 15.746
Accumulation unit value at end of period..................................  $   23.338  $   21.289  $ 17.601   $ 15.785
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   21.136  $   17.500  $ 15.719   $ 15.538
Accumulation unit value at end of period..................................  $   23.135  $   21.136  $ 17.500   $ 15.719
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   20.933  $   17.367  $ 15.630   $ 15.481
Accumulation unit value at end of period..................................  $   22.867  $   20.933  $ 17.367   $ 15.630
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   20.782  $   17.267  $ 15.564   $ 15.439
Accumulation unit value at end of period..................................  $   22.668  $   20.782  $ 17.267   $ 15.564
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.632  $   17.169  $ 15.498   $ 15.397
Accumulation unit value at end of period..................................  $   22.471  $   20.632  $ 17.169   $ 15.498
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   20.533  $   17.103  $ 15.455   $ 15.369
Accumulation unit value at end of period..................................  $   22.341  $   20.533  $ 17.103   $ 15.454
Number of accumulation units outstanding at end of period (in thousands)..           -           -         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.706  $  7.818   $ 11.388  $  11.557
Accumulation unit value at end of period..................................  $  12.131  $  9.706   $  7.818  $  11.388
Number of accumulation units outstanding at end of period (in thousands)..          7         4          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.862  $  7.152   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.054  $  8.862   $  7.152  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         8          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.535  $  7.710   $ 11.277  $  11.490
Accumulation unit value at end of period..................................  $  11.869  $  9.535   $  7.710  $  11.277
Number of accumulation units outstanding at end of period (in thousands)..         18        11          2          -
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-95

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   20.434  $   17.038  $ 15.411   $ 15.341
Accumulation unit value at end of period..................................  $   22.211  $   20.434  $ 17.038   $ 15.411
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   20.238  $   16.908  $ 15.324   $ 15.285
Accumulation unit value at end of period..................................  $   21.954  $   20.238  $ 16.908   $ 15.324
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.044  $   16.779  $ 15.238   $ 15.229
Accumulation unit value at end of period..................................  $   21.700  $   20.044  $ 16.779   $ 15.238
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          0
EATON VANCE DIVIDEND BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.710  $    9.338  $  8.228   $  8.126
Accumulation unit value at end of period..................................  $   13.083  $   11.710  $  9.338   $  8.228
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.990  $    8.795  $  7.776   $  7.717
Accumulation unit value at end of period..................................  $   12.236  $   10.990  $  8.795   $  7.776
Number of accumulation units outstanding at end of period (in thousands)..          18          15        13         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.330  $    9.080  $  8.040   $  7.991
Accumulation unit value at end of period..................................  $   12.595  $   11.330  $  9.080   $  8.040
Number of accumulation units outstanding at end of period (in thousands)..          40          43        59         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.234  $   13.029  $ 11.555   $ 11.501
Accumulation unit value at end of period..................................  $   18.019  $   16.234  $ 13.029   $ 11.555
Number of accumulation units outstanding at end of period (in thousands)..          10          17        17         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.144  $    8.954  $  8.741   $      -
Accumulation unit value at end of period..................................  $   12.358  $   11.144  $  8.954   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.990  $   12.860  $ 11.427   $ 11.397
Accumulation unit value at end of period..................................  $   17.714  $   15.990  $ 12.860   $ 11.427
Number of accumulation units outstanding at end of period (in thousands)..           5           4         4          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
EATON VANCE DIVIDEND BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.103  $  6.315   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   7.717  $  7.103   $  6.315  $       -
Number of accumulation units outstanding at end of period (in thousands)..         10         6          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.367  $  6.559   $ 10.557  $  10.065
Accumulation unit value at end of period..................................  $   7.991  $  7.367   $  6.559  $  10.557
Number of accumulation units outstanding at end of period (in thousands)..         49        38         12          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.619  $  9.468   $ 15.263  $  14.564
Accumulation unit value at end of period..................................  $  11.501  $ 10.619   $  9.468  $  15.263
Number of accumulation units outstanding at end of period (in thousands)..          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.543  $  9.420   $ 15.215  $  14.536
Accumulation unit value at end of period..................................  $  11.397  $ 10.543   $  9.420  $  15.215
Number of accumulation units outstanding at end of period (in thousands)..         11        11         11          2


                                  APP I-96

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.925  $    8.804  $  7.839   $  7.834
Accumulation unit value at end of period..................................  $   12.079  $   10.925  $  8.804   $  7.839
Number of accumulation units outstanding at end of period (in thousands)..          14          13        11          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.515  $   12.527  $ 11.176   $ 11.191
Accumulation unit value at end of period..................................  $   17.118  $   15.515  $ 12.527   $ 11.176
Number of accumulation units outstanding at end of period (in thousands)..           8          14        13         15
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.699  $   14.631  $ 12.898   $ 12.869
Accumulation unit value at end of period..................................  $   16.099  $   15.699  $ 14.631   $ 12.898
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.933  $   14.871  $ 13.129   $ 12.575
Accumulation unit value at end of period..................................  $   16.314  $   15.933  $ 14.871   $ 13.129
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.753  $   14.733  $ 13.033   $ 12.508
Accumulation unit value at end of period..................................  $   16.098  $   15.753  $ 14.733   $ 13.033
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.189  $   14.226  $ 12.604   $ 12.115
Accumulation unit value at end of period..................................  $   15.498  $   15.189  $ 14.226   $ 12.604
Number of accumulation units outstanding at end of period (in thousands)..          25          21        20         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.703  $   15.667  $ 13.902   $ 13.382
Accumulation unit value at end of period..................................  $   17.017  $   16.703  $ 15.667   $ 13.902
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.941  $   14.028  $ 12.460   $ 12.006
Accumulation unit value at end of period..................................  $   15.206  $   14.941  $ 14.028   $ 12.460
Number of accumulation units outstanding at end of period (in thousands)..          31          23        21         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.452  $   15.463  $ 13.748   $ 13.261
Accumulation unit value at end of period..................................  $   16.729  $   16.452  $ 15.463   $ 13.748
Number of accumulation units outstanding at end of period (in thousands)..           9          11        12          6

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.262  $  6.501   $ 10.521  $  10.063
Accumulation unit value at end of period..................................  $   7.834  $  7.262   $  6.501  $  10.521
Number of accumulation units outstanding at end of period (in thousands)..          3         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.395  $  9.324   $ 15.121  $  14.479
Accumulation unit value at end of period..................................  $  11.191  $ 10.395   $  9.324  $  15.121
Number of accumulation units outstanding at end of period (in thousands)..         11         9          4          0
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.951  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.575  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.915  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.508  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.587  $  6.764   $  9.761  $  10.035
Accumulation unit value at end of period..................................  $  12.115  $ 10.587   $  6.764  $   9.761
Number of accumulation units outstanding at end of period (in thousands)..         27        20         18         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.712  $  7.494   $ 10.830  $  11.145
Accumulation unit value at end of period..................................  $  13.382  $ 11.712   $  7.494  $  10.830
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.519  $  6.737   $  9.746  $  10.035
Accumulation unit value at end of period..................................  $  12.006  $ 10.519   $  6.737  $   9.746
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.629  $  7.456   $ 10.797  $  11.123
Accumulation unit value at end of period..................................  $  13.261  $ 11.629   $  7.456  $  10.797
Number of accumulation units outstanding at end of period (in thousands)..          6         6          5          1


                                  APP I-97

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.647  $   13.794  $ 12.289   $ 11.877
Accumulation unit value at end of period..................................  $   14.863  $   14.647  $ 13.794   $ 12.289
Number of accumulation units outstanding at end of period (in thousands)..          29          37        24         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.963  $   15.064  $ 13.446   $ 13.022
Accumulation unit value at end of period..................................  $   16.166  $   15.963  $ 15.064   $ 13.446
Number of accumulation units outstanding at end of period (in thousands)..          47          47        59         44
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.069  $    9.331  $  8.060   $  8.016
Accumulation unit value at end of period..................................  $   13.392  $   12.069  $  9.331   $  8.060
Number of accumulation units outstanding at end of period (in thousands)..         630         598       565        474
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.176  $    9.428  $  8.156   $  8.551
Accumulation unit value at end of period..................................  $   13.490  $   12.176  $  9.428   $  8.156
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.038  $    9.340  $  8.096   $  8.505
Accumulation unit value at end of period..................................  $   13.311  $   12.038  $  9.340   $  8.096
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.677  $    9.073  $  7.876   $  8.287
Accumulation unit value at end of period..................................  $   12.892  $   11.677  $  9.073   $  7.876
Number of accumulation units outstanding at end of period (in thousands)..          29          48       112        200
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.870  $   11.571  $ 10.060   $ 10.600
Accumulation unit value at end of period..................................  $   16.393  $   14.870  $ 11.571   $ 10.060
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.486  $    8.947  $  7.786   $  8.213
Accumulation unit value at end of period..................................  $   12.649  $   11.486  $  8.947   $  7.786
Number of accumulation units outstanding at end of period (in thousands)..          23          22        25         39
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.647  $   11.421  $  9.949   $ 10.504
Accumulation unit value at end of period..................................  $   16.115  $   14.647  $ 11.421   $  9.949
Number of accumulation units outstanding at end of period (in thousands)..          19          18        18         19

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.437  $  6.704   $  9.728  $  10.034
Accumulation unit value at end of period..................................  $  11.877  $ 10.437   $  6.704  $   9.728
Number of accumulation units outstanding at end of period (in thousands)..         16         5          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.465  $  7.380   $ 10.730  $  11.080
Accumulation unit value at end of period..................................  $  13.022  $ 11.465   $  7.380  $  10.730
Number of accumulation units outstanding at end of period (in thousands)..         28        22         16          8
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.782  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.551  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.756  $  6.651   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.505  $  7.756   $  6.651  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.568  $  6.500   $  9.969  $  10.112
Accumulation unit value at end of period..................................  $   8.287  $  7.568   $  6.500  $   9.969
Number of accumulation units outstanding at end of period (in thousands)..        172        69         28         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.695  $  8.340   $ 12.810  $  13.005
Accumulation unit value at end of period..................................  $  10.600  $  9.695   $  8.340  $  12.810
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.519  $  6.474   $  9.954  $  10.111
Accumulation unit value at end of period..................................  $   8.213  $  7.519   $  6.474  $   9.954
Number of accumulation units outstanding at end of period (in thousands)..         48        27          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.627  $  8.297   $ 12.770  $  12.979
Accumulation unit value at end of period..................................  $  10.504  $  9.627   $  8.297  $  12.770
Number of accumulation units outstanding at end of period (in thousands)..         20        14          8          1


                                  APP I-98

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.260  $    8.797  $  7.679   $  8.124
Accumulation unit value at end of period..................................  $   12.364  $   11.260  $  8.797   $  7.679
Number of accumulation units outstanding at end of period (in thousands)..          30          40        29         39
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.211  $   11.125  $  9.731   $ 10.315
Accumulation unit value at end of period..................................  $   15.573  $   14.211  $ 11.125   $  9.731
Number of accumulation units outstanding at end of period (in thousands)..          52          67        82         76
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.509  $   13.496  $ 11.686   $ 11.359
Accumulation unit value at end of period..................................  $   24.852  $   19.509  $ 13.496   $ 11.686
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   20.627  $   14.290  $ 12.393   $ 11.848
Accumulation unit value at end of period..................................  $   26.236  $   20.627  $ 14.290   $ 12.393
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   20.394  $   14.158  $ 12.302   $ 11.785
Accumulation unit value at end of period..................................  $   25.889  $   20.394  $ 14.158   $ 12.302
Number of accumulation units outstanding at end of period (in thousands)..           2           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.876  $   13.123  $ 11.420   $ 10.957
Accumulation unit value at end of period..................................  $   23.925  $   18.876  $ 13.123   $ 11.420
Number of accumulation units outstanding at end of period (in thousands)..           2           1        13         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   22.192  $   15.452  $ 13.467   $ 12.940
Accumulation unit value at end of period..................................  $   28.087  $   22.192  $ 15.452   $ 13.467
Number of accumulation units outstanding at end of period (in thousands)..           4           4         2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   18.566  $   12.940  $ 11.289   $ 10.858
Accumulation unit value at end of period..................................  $   23.474  $   18.566  $ 12.940   $ 11.289
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   21.860  $   15.251  $ 13.319   $ 12.823
Accumulation unit value at end of period..................................  $   27.611  $   21.860  $ 15.251   $ 13.318
Number of accumulation units outstanding at end of period (in thousands)..           9           8         4          3

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.460  $  6.443   $  9.936  $  10.110
Accumulation unit value at end of period..................................  $   8.124  $  7.460   $  6.443  $   9.936
Number of accumulation units outstanding at end of period (in thousands)..         32        17          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.491  $  8.213   $ 12.691  $  12.929
Accumulation unit value at end of period..................................  $  10.315  $  9.491   $  8.213  $  12.691
Number of accumulation units outstanding at end of period (in thousands)..         74        64         21          3
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.677  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.848  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.642  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.785  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.908  $  9.062   $  9.818  $  10.031
Accumulation unit value at end of period..................................  $  10.957  $  9.908   $  9.062  $   9.818
Number of accumulation units outstanding at end of period (in thousands)..          6         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.719  $ 10.734   $ 11.647  $  11.911
Accumulation unit value at end of period..................................  $  12.940  $ 11.719   $ 10.734  $  11.647
Number of accumulation units outstanding at end of period (in thousands)..          1         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.844  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.858  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.637  $ 10.680   $ 11.611  $  11.888
Accumulation unit value at end of period..................................  $  12.823  $ 11.637   $ 10.680  $  11.611
Number of accumulation units outstanding at end of period (in thousands)..          2         2          0          0


                                  APP I-99

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   18.202  $   12.724  $ 11.134   $ 10.741
Accumulation unit value at end of period..................................  $   22.945  $   18.202  $ 12.724   $ 11.134
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.210  $   14.856  $ 13.026   $ 12.591
Accumulation unit value at end of period..................................  $   26.683  $   21.210  $ 14.856   $ 13.026
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.058  $   11.095  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.797  $   15.058  $ 11.095   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.014  $   11.079  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.727  $   15.014  $ 11.079   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.955  $   11.057  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.634  $   14.955  $ 11.057   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.911  $   11.041  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.564  $   14.911  $ 11.041   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.867  $   11.025  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.495  $   14.867  $ 11.025   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.838  $   11.015  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.449  $   14.838  $ 11.015   $      -
Number of accumulation units outstanding at end of period (in thousands)..           7           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.809  $   11.004  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.403  $   14.809  $ 11.004   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.767  $  8.982   $  9.785  $  10.030
Accumulation unit value at end of period..................................  $  10.741  $  9.767   $  8.982  $   9.785
Number of accumulation units outstanding at end of period (in thousands)..          3         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.472  $ 10.571   $ 11.539  $  11.841
Accumulation unit value at end of period..................................  $  12.591  $ 11.472   $ 10.571  $  11.539
Number of accumulation units outstanding at end of period (in thousands)..          2         1          0          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-100

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.751  $   10.983  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.312  $   14.751  $ 10.983   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.693  $   10.962  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.222  $   14.693  $ 10.962   $      -
Number of accumulation units outstanding at end of period (in thousands)..           6           4         1          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.377  $   10.935  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.384  $   14.377  $ 10.935   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.335  $   10.919  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.315  $   14.335  $ 10.919   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.279  $   10.898  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.225  $   14.279  $ 10.898   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.237  $   10.882  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.157  $   14.237  $ 10.882   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.195  $   10.866  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.090  $   14.195  $ 10.866   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.167  $   10.856  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.045  $   14.167  $ 10.856   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.139  $   10.845  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.001  $   14.139  $ 10.845   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-101

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.084  $   10.824  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.912  $   14.084  $ 10.824   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.029  $   10.803  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.824  $   14.029  $ 10.803   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.801  $    9.813  $  8.926   $  8.860
Accumulation unit value at end of period..................................  $   14.897  $   13.801  $  9.813   $  8.926
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.604  $   16.784  $ 15.289   $ 16.158
Accumulation unit value at end of period..................................  $   15.740  $   14.604  $ 16.784   $ 15.288
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.440  $   16.656  $ 15.202   $ 16.100
Accumulation unit value at end of period..................................  $   15.532  $   14.440  $ 16.656   $ 15.202
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.359  $    9.555  $  8.734   $  9.263
Accumulation unit value at end of period..................................  $   14.348  $   13.359  $  9.555   $  8.734
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.198  $   11.716  $ 10.725   $ 11.392
Accumulation unit value at end of period..................................  $   17.371  $   16.198  $ 11.716   $ 10.725
Number of accumulation units outstanding at end of period (in thousands)..           4           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.144  $    9.428  $  8.640   $  9.186
Accumulation unit value at end of period..................................  $   14.082  $   13.144  $  9.428   $  8.640
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.955  $   11.563  $ 10.607   $ 11.289
Accumulation unit value at end of period..................................  $   17.076  $   15.955  $ 11.563   $ 10.607
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  14.382  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.158  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  14.358  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.100  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.274  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.263  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.191  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.392  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.226  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.186  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.118  $  7.822   $ 13.653  $  12.838
Accumulation unit value at end of period..................................  $  11.289  $ 10.118   $  7.822  $  13.653
Number of accumulation units outstanding at end of period (in thousands)..          0         0         21          9


                                  APP I-102

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.890  $    9.279  $  8.528   $  9.095
Accumulation unit value at end of period..................................  $   13.768  $   12.890  $  9.279   $  8.528
Number of accumulation units outstanding at end of period (in thousands)..           3           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.479  $   11.263  $ 10.373   $ 11.085
Accumulation unit value at end of period..................................  $   16.501  $   15.479  $ 11.263   $ 10.373
Number of accumulation units outstanding at end of period (in thousands)..           2           4         1          1
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.752  $    9.785  $  8.342   $  8.672
Accumulation unit value at end of period..................................  $   15.008  $   13.752  $  9.785   $  8.342
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.804  $    9.837  $  8.399   $  9.756
Accumulation unit value at end of period..................................  $   15.043  $   13.804  $  9.837   $  8.399
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.528  $    8.945  $  7.653   $  8.907
Accumulation unit value at end of period..................................  $   13.625  $   12.528  $  8.945   $  7.653
Number of accumulation units outstanding at end of period (in thousands)..          37          52        19         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.305  $    9.515  $  8.152   $  9.502
Accumulation unit value at end of period..................................  $   14.448  $   13.305  $  9.515   $  8.152
Number of accumulation units outstanding at end of period (in thousands)..          94          76       123        158
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.660  $   11.931  $ 10.238   $ 11.952
Accumulation unit value at end of period..................................  $   18.064  $   16.660  $ 11.931   $ 10.238
Number of accumulation units outstanding at end of period (in thousands)..           1          10         9          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.087  $    9.382  $  8.059   $  9.417
Accumulation unit value at end of period..................................  $   14.176  $   13.087  $  9.382   $  8.059
Number of accumulation units outstanding at end of period (in thousands)..          29          33        32         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.410  $   11.776  $ 10.125   $ 11.843
Accumulation unit value at end of period..................................  $   17.758  $   16.410  $ 11.776   $ 10.125
Number of accumulation units outstanding at end of period (in thousands)..          23          31        42         38

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.168  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.095  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.975  $  8.849   $ 12.612  $  11.546
Accumulation unit value at end of period..................................  $  11.085  $  9.975   $  8.849  $  12.612
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          -
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.228  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.756  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.527  $  5.824   $ 10.115  $  10.000
Accumulation unit value at end of period..................................  $   8.907  $  7.527   $  5.824  $  10.115
Number of accumulation units outstanding at end of period (in thousands)..         16        14         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.042  $  6.232   $ 10.840  $  10.173
Accumulation unit value at end of period..................................  $   9.502  $  8.042   $  6.232  $  10.840
Number of accumulation units outstanding at end of period (in thousands)..         37        23          8          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.130  $  7.863   $ 13.696  $  12.864
Accumulation unit value at end of period..................................  $  11.952  $ 10.130   $  7.863  $  13.696
Number of accumulation units outstanding at end of period (in thousands)..         24        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.990  $  6.207   $ 10.823  $  10.172
Accumulation unit value at end of period..................................  $   9.417  $  7.990   $  6.207  $  10.823
Number of accumulation units outstanding at end of period (in thousands)..         59        36          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.058  $  7.822   $ 13.653  $  12.838
Accumulation unit value at end of period..................................  $  11.843  $ 10.058   $  7.822  $  13.653
Number of accumulation units outstanding at end of period (in thousands)..         38        31         21          9


                                  APP I-103

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.830  $    9.226  $  7.948   $  9.315
Accumulation unit value at end of period..................................  $   13.856  $   12.830  $  9.226   $  7.948
Number of accumulation units outstanding at end of period (in thousands)..          66          62        35         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.921  $   11.471  $  9.902   $ 11.629
Accumulation unit value at end of period..................................  $   17.160  $   15.921  $ 11.471   $  9.902
Number of accumulation units outstanding at end of period (in thousands)..          63          73        90         96
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.149  $    9.383  $  8.795   $  8.862
Accumulation unit value at end of period..................................  $   14.944  $   13.149  $  9.383   $  8.795
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.065  $    9.337  $  8.765   $  9.105
Accumulation unit value at end of period..................................  $   14.826  $   13.065  $  9.337   $  8.765
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.918  $    9.250  $  8.701   $  9.057
Accumulation unit value at end of period..................................  $   14.629  $   12.918  $  9.250   $  8.701
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.722  $    9.124  $  8.595   $  8.960
Accumulation unit value at end of period..................................  $   14.386  $   12.722  $  9.124   $  8.594
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.757  $   11.317  $ 10.677   $ 11.147
Accumulation unit value at end of period..................................  $   17.791  $   15.757  $ 11.317   $ 10.677
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.514  $    8.997  $  8.496   $  8.879
Accumulation unit value at end of period..................................  $   14.115  $   12.514  $  8.997   $  8.496
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.520  $   11.169  $ 10.559   $ 11.046
Accumulation unit value at end of period..................................  $   17.489  $   15.520  $ 11.169   $ 10.559
Number of accumulation units outstanding at end of period (in thousands)..           4           4         3          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.927  $  6.177   $ 10.803  $  10.171
Accumulation unit value at end of period..................................  $   9.315  $  7.927   $  6.177  $  10.803
Number of accumulation units outstanding at end of period (in thousands)..         39        20          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.916  $  7.743   $ 13.568  $  12.788
Accumulation unit value at end of period..................................  $  11.629  $  9.916   $  7.743  $  13.568
Number of accumulation units outstanding at end of period (in thousands)..        109        97         21          8
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.670  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.105  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.644  $  5.861   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.057  $  7.644   $  5.861  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.574  $  5.816   $ 10.210  $  10.193
Accumulation unit value at end of period..................................  $   8.960  $  7.574   $  5.816  $  10.210
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.437  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.147  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.524  $  5.793   $ 10.195  $  10.192
Accumulation unit value at end of period..................................  $   8.879  $  7.524   $  5.793  $  10.195
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.370  $  7.221   $ 12.721  $  12.724
Accumulation unit value at end of period..................................  $  11.046  $  9.370   $  7.221  $  12.721
Number of accumulation units outstanding at end of period (in thousands)..          3         0          0          0


                                  APP I-104

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.268  $    8.847  $  8.379   $  8.784
Accumulation unit value at end of period..................................  $   13.797  $   12.268  $  8.847   $  8.379
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.058  $   10.880  $ 10.326   $ 10.846
Accumulation unit value at end of period..................................  $   16.900  $   15.058  $ 10.880   $ 10.326
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
FIDELITY(R) ADVISOR EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.159  $   10.458  $  9.172   $  9.381
Accumulation unit value at end of period..................................  $   15.669  $   14.159  $ 10.458   $  9.172
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.717  $   10.183  $  8.976   $  9.041
Accumulation unit value at end of period..................................  $   15.104  $   13.717  $ 10.183   $  8.975
Number of accumulation units outstanding at end of period (in thousands)..          10           8         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.153  $   12.752  $ 11.257   $ 11.356
Accumulation unit value at end of period..................................  $   18.859  $   17.153  $ 12.752   $ 11.257
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.501  $   10.048  $  8.879   $  8.966
Accumulation unit value at end of period..................................  $   14.830  $   13.501  $ 10.048   $  8.879
Number of accumulation units outstanding at end of period (in thousands)..           -           0         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.896  $   12.586  $ 11.133   $ 11.253
Accumulation unit value at end of period..................................  $   18.539  $   16.896  $ 12.586   $ 11.133
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.247  $    9.888  $  8.764   $  8.876
Accumulation unit value at end of period..................................  $   14.507  $   13.247  $  9.888   $  8.764
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.393  $   12.261  $ 10.888   $ 11.050
Accumulation unit value at end of period..................................  $   17.916  $   16.393  $ 12.261   $ 10.888
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          3

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.466  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.784  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.237  $  7.147   $ 12.641  $  12.674
Accumulation unit value at end of period..................................  $  10.846  $  9.237   $  7.147  $  12.641
Number of accumulation units outstanding at end of period (in thousands)..          0         3          2          -
FIDELITY(R) ADVISOR EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.365  $  5.799   $ 11.006  $  10.947
Accumulation unit value at end of period..................................  $   9.041  $  7.365   $  5.799  $  11.006
Number of accumulation units outstanding at end of period (in thousands)..          4         5          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.266  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.356  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.322  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.966  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.200  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.253  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.271  $  5.756   $ 10.985  $  10.931
Accumulation unit value at end of period..................................  $   8.876  $  7.271   $  5.756  $  10.985
Number of accumulation units outstanding at end of period (in thousands)..          3         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.070  $  7.195   $ 13.758  $  13.692
Accumulation unit value at end of period..................................  $  11.050  $  9.070   $  7.195  $  13.758
Number of accumulation units outstanding at end of period (in thousands)..          3         3          2          1


                                  APP I-105

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.752  $   10.836  $  8.399   $  8.491
Accumulation unit value at end of period..................................  $   15.505  $   14.752  $ 10.836   $  8.399
Number of accumulation units outstanding at end of period (in thousands)..          95          97        82          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.203  $   10.449  $  8.111   $  9.112
Accumulation unit value at end of period..................................  $   14.905  $   14.203  $ 10.449   $  8.111
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.412  $   10.624  $  8.264   $  9.302
Accumulation unit value at end of period..................................  $   15.096  $   14.412  $ 10.624   $  8.264
Number of accumulation units outstanding at end of period (in thousands)..          15          21         -         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.270  $   10.535  $  8.206   $  9.252
Accumulation unit value at end of period..................................  $   14.923  $   14.270  $ 10.535   $  8.206
Number of accumulation units outstanding at end of period (in thousands)..          44          69        74         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.128  $   10.446  $  8.149   $  9.201
Accumulation unit value at end of period..................................  $   14.753  $   14.128  $ 10.446   $  8.149
Number of accumulation units outstanding at end of period (in thousands)..           -           1        14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.594  $   10.061  $  7.857   $  8.880
Accumulation unit value at end of period..................................  $   14.182  $   13.594  $ 10.061   $  7.857
Number of accumulation units outstanding at end of period (in thousands)..          28          26        14         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.941  $   10.328  $  8.074   $  9.134
Accumulation unit value at end of period..................................  $   14.529  $   13.941  $ 10.328   $  8.074
Number of accumulation units outstanding at end of period (in thousands)..           6           6         4         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.327  $    9.893  $  7.749   $  8.784
Accumulation unit value at end of period..................................  $   13.862  $   13.327  $  9.893   $  7.749
Number of accumulation units outstanding at end of period (in thousands)..          18          26        24         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.576  $   10.098  $  7.925   $  9.002
Accumulation unit value at end of period..................................  $   14.092  $   13.576  $ 10.098   $  7.925
Number of accumulation units outstanding at end of period (in thousands)..          32          36        36         30

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.356  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.112  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.524  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.302  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.494  $  4.725   $ 10.300  $  10.545
Accumulation unit value at end of period..................................  $   9.252  $  7.494   $  4.725  $  10.300
Number of accumulation units outstanding at end of period (in thousands)..         66        23          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.465  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.201  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.212  $  4.558   $  9.961  $  10.213
Accumulation unit value at end of period..................................  $   8.880  $  7.212   $  4.558  $   9.961
Number of accumulation units outstanding at end of period (in thousands)..         39        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.425  $  4.698   $ 10.277  $  10.543
Accumulation unit value at end of period..................................  $   9.134  $  7.425   $  4.698  $  10.277
Number of accumulation units outstanding at end of period (in thousands)..         45        51          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.155  $  4.536   $  9.943  $  10.212
Accumulation unit value at end of period..................................  $   8.784  $  7.155   $  4.536  $   9.943
Number of accumulation units outstanding at end of period (in thousands)..         12        14          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.347  $  4.667   $ 10.250  $  10.541
Accumulation unit value at end of period..................................  $   9.002  $  7.347   $  4.667  $  10.250
Number of accumulation units outstanding at end of period (in thousands)..         23        34          1          -


                                  APP I-106

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.544  $   10.914  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.069  $   14.544  $ 10.914   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.512  $   10.906  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.010  $   14.512  $ 10.906   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.470  $   10.896  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.931  $   14.470  $ 10.896   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.438  $   10.888  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.872  $   14.438  $ 10.888   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.406  $   10.880  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.813  $   14.406  $ 10.880   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.385  $   10.875  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.774  $   14.385  $ 10.875   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.364  $   10.870  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.735  $   14.364  $ 10.870   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.322  $   10.860  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.658  $   14.322  $ 10.860   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.280  $   10.850  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.581  $   14.280  $ 10.850   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-107

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.554  $   12.278  $ 11.370   $ 11.501
Accumulation unit value at end of period..................................  $   14.008  $   13.554  $ 12.278   $ 11.370
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.211  $   11.986  $ 11.115   $ 11.211
Accumulation unit value at end of period..................................  $   13.633  $   13.211  $ 11.986   $ 11.115
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.346  $   12.132  $ 11.274   $ 11.394
Accumulation unit value at end of period..................................  $   13.745  $   13.346  $ 12.132   $ 11.273
Number of accumulation units outstanding at end of period (in thousands)..           3          18        18         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.113  $   11.939  $ 11.111   $ 11.246
Accumulation unit value at end of period..................................  $   13.485  $   13.113  $ 11.939   $ 11.111
Number of accumulation units outstanding at end of period (in thousands)..          76          90       105         93
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.682  $   13.387  $ 12.477   $ 12.649
Accumulation unit value at end of period..................................  $   15.076  $   14.682  $ 13.387   $ 12.477
Number of accumulation units outstanding at end of period (in thousands)..           1           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.057  $   11.918  $ 11.119   $ 11.283
Accumulation unit value at end of period..................................  $   13.394  $   13.057  $ 11.918   $ 11.119
Number of accumulation units outstanding at end of period (in thousands)..           9          13        21          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.462  $   13.213  $ 12.339   $ 12.534
Accumulation unit value at end of period..................................  $   14.820  $   14.462  $ 13.213   $ 12.339
Number of accumulation units outstanding at end of period (in thousands)..          15          13        14          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.645  $   11.576  $ 10.833   $ 11.025
Accumulation unit value at end of period..................................  $   12.933  $   12.645  $ 11.576   $ 10.832
Number of accumulation units outstanding at end of period (in thousands)..          22          23        14         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.031  $   12.870  $ 12.068   $ 12.307
Accumulation unit value at end of period..................................  $   14.321  $   14.031  $ 12.870   $ 12.068
Number of accumulation units outstanding at end of period (in thousands)..          76          62        70         57

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.208  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.211  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.395  $  8.717   $ 10.341  $  10.126
Accumulation unit value at end of period..................................  $  11.394  $ 10.395   $  8.717  $  10.341
Number of accumulation units outstanding at end of period (in thousands)..          8         5          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.276  $  8.630   $ 10.253  $  10.049
Accumulation unit value at end of period..................................  $  11.246  $ 10.276   $  8.630  $  10.253
Number of accumulation units outstanding at end of period (in thousands)..         86        76          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.574  $  9.735   $ 11.584  $  11.363
Accumulation unit value at end of period..................................  $  12.649  $ 11.574   $  9.735  $  11.584
Number of accumulation units outstanding at end of period (in thousands)..          2         3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.334  $  8.701   $ 10.364  $  10.489
Accumulation unit value at end of period..................................  $  11.283  $ 10.334   $  8.701  $  10.364
Number of accumulation units outstanding at end of period (in thousands)..          9         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.492  $  9.685   $ 11.548  $  11.341
Accumulation unit value at end of period..................................  $  12.534  $ 11.492   $  9.685  $  11.548
Number of accumulation units outstanding at end of period (in thousands)..          5         5          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.129  $  8.554   $ 10.219  $  10.048
Accumulation unit value at end of period..................................  $  11.025  $ 10.129   $  8.554  $  10.219
Number of accumulation units outstanding at end of period (in thousands)..         16        12          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.329  $  9.587   $ 11.476  $  11.296
Accumulation unit value at end of period..................................  $  12.307  $ 11.329   $  9.587  $  11.476
Number of accumulation units outstanding at end of period (in thousands)..         43        35         19          1


                                  APP I-108

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.077  $   11.653  $ 10.249   $ 10.267
Accumulation unit value at end of period..................................  $   17.320  $   15.077  $ 11.653   $ 10.249
Number of accumulation units outstanding at end of period (in thousands)..          45          41         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.866  $   12.281  $ 10.818   $ 10.767
Accumulation unit value at end of period..................................  $   18.199  $   15.866  $ 12.281   $ 10.818
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.687  $   12.167  $ 10.739   $ 10.709
Accumulation unit value at end of period..................................  $   17.958  $   15.687  $ 12.167   $ 10.739
Number of accumulation units outstanding at end of period (in thousands)..         116          12         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.587  $   11.330  $ 10.016   $ 10.003
Accumulation unit value at end of period..................................  $   16.674  $   14.587  $ 11.330   $ 10.016
Number of accumulation units outstanding at end of period (in thousands)..          39          51        45         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.903  $   13.926  $ 12.329   $ 12.332
Accumulation unit value at end of period..................................  $   20.433  $   17.903  $ 13.926   $ 12.329
Number of accumulation units outstanding at end of period (in thousands)..           5           4         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.348  $   11.173  $  9.901   $  9.913
Accumulation unit value at end of period..................................  $   16.360  $   14.348  $ 11.173   $  9.901
Number of accumulation units outstanding at end of period (in thousands)..          24          30        23         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.634  $   13.745  $ 12.193   $ 12.220
Accumulation unit value at end of period..................................  $   20.086  $   17.634  $ 13.745   $ 12.193
Number of accumulation units outstanding at end of period (in thousands)..          46          53        53         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.067  $   10.986  $  9.765   $  9.807
Accumulation unit value at end of period..................................  $   15.991  $   14.067  $ 10.986   $  9.765
Number of accumulation units outstanding at end of period (in thousands)..          24          21        18         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.110  $   13.390  $ 11.925   $ 12.000
Accumulation unit value at end of period..................................  $   19.411  $   17.110  $ 13.390   $ 11.925
Number of accumulation units outstanding at end of period (in thousands)..          36          30        29         21

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.387  $  7.003   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.767  $  9.387   $  7.003  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.356  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.709  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.752  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.003  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         23         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.805  $  8.101   $ 12.241  $  12.578
Accumulation unit value at end of period..................................  $  12.332  $ 10.805   $  8.101  $  12.241
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.695  $  6.526   $  9.870  $  10.147
Accumulation unit value at end of period..................................  $   9.913  $  8.695   $  6.526  $   9.870
Number of accumulation units outstanding at end of period (in thousands)..         13         3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.729  $  8.060   $ 12.203  $  12.553
Accumulation unit value at end of period..................................  $  12.220  $ 10.729   $  8.060  $  12.203
Number of accumulation units outstanding at end of period (in thousands)..         33         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.627  $  6.494   $  9.852  $  10.146
Accumulation unit value at end of period..................................  $   9.807  $  8.627   $  6.494  $   9.852
Number of accumulation units outstanding at end of period (in thousands)..         30        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.578  $  7.978   $ 12.128  $  12.505
Accumulation unit value at end of period..................................  $  12.000  $ 10.578   $  7.978  $  12.128
Number of accumulation units outstanding at end of period (in thousands)..          9        20          1          -


                                  APP I-109

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.723  $   11.343  $ 10.263   $ 10.440
Accumulation unit value at end of period..................................  $   14.402  $   13.723  $ 11.343   $ 10.263
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.909  $   11.514  $ 10.433   $ 10.788
Accumulation unit value at end of period..................................  $   14.575  $   13.909  $ 11.514   $ 10.433
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.582  $   11.266  $ 10.229   $ 10.599
Accumulation unit value at end of period..................................  $   14.205  $   13.582  $ 11.266   $ 10.229
Number of accumulation units outstanding at end of period (in thousands)..           9          37        29         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.277  $   11.029  $ 10.029   $ 10.407
Accumulation unit value at end of period..................................  $   13.864  $   13.277  $ 11.029   $ 10.029
Number of accumulation units outstanding at end of period (in thousands)..          89         105       105         96
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.835  $   13.174  $ 11.998   $ 12.468
Accumulation unit value at end of period..................................  $   16.511  $   15.835  $ 13.174   $ 11.998
Number of accumulation units outstanding at end of period (in thousands)..          80          65        63         58
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.059  $   10.876  $  9.915   $ 10.314
Accumulation unit value at end of period..................................  $   13.603  $   13.059  $ 10.876   $  9.915
Number of accumulation units outstanding at end of period (in thousands)..          25          39        36         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.597  $   13.002  $ 11.865   $ 12.355
Accumulation unit value at end of period..................................  $   16.231  $   15.597  $ 13.002   $ 11.865
Number of accumulation units outstanding at end of period (in thousands)..          21          25        13          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.803  $   10.694  $  9.778   $ 10.203
Accumulation unit value at end of period..................................  $   13.296  $   12.803  $ 10.694   $  9.778
Number of accumulation units outstanding at end of period (in thousands)..          61          67        74         81
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.132  $   12.665  $ 11.604   $ 12.132
Accumulation unit value at end of period..................................  $   15.684  $   15.132  $ 12.665   $ 11.604
Number of accumulation units outstanding at end of period (in thousands)..          94          81        82         74

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.452  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.788  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.305  $  7.123   $ 10.322  $  10.230
Accumulation unit value at end of period..................................  $  10.599  $  9.305   $  7.123  $  10.322
Number of accumulation units outstanding at end of period (in thousands)..         12        14         11          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.150  $  7.015   $ 10.182  $  10.099
Accumulation unit value at end of period..................................  $  10.407  $  9.150   $  7.015  $  10.182
Number of accumulation units outstanding at end of period (in thousands)..        112        89          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.979  $  8.430   $ 12.253  $  12.165
Accumulation unit value at end of period..................................  $  12.468  $ 10.979   $  8.430  $  12.253
Number of accumulation units outstanding at end of period (in thousands)..         27        23         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.091  $  6.987   $ 10.166  $  10.099
Accumulation unit value at end of period..................................  $  10.314  $  9.091   $  6.987  $  10.166
Number of accumulation units outstanding at end of period (in thousands)..          4         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.901  $  8.387   $ 12.215  $  12.141
Accumulation unit value at end of period..................................  $  12.355  $ 10.901   $  8.387  $  12.215
Number of accumulation units outstanding at end of period (in thousands)..         27        26         23          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.020  $  6.954   $ 10.148  $  10.098
Accumulation unit value at end of period..................................  $  10.203  $  9.020   $  6.954  $  10.148
Number of accumulation units outstanding at end of period (in thousands)..         26        13          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.747  $  8.301   $ 12.139  $  12.093
Accumulation unit value at end of period..................................  $  12.132  $ 10.747   $  8.301  $  12.139
Number of accumulation units outstanding at end of period (in thousands)..         87        65         31         11


                                  APP I-110

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.741  $   12.029  $ 10.582   $ 10.549
Accumulation unit value at end of period..................................  $   14.307  $   13.741  $ 12.029   $ 10.582
Number of accumulation units outstanding at end of period (in thousands)..           -           6         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.074  $   12.339  $ 10.870   $ 10.587
Accumulation unit value at end of period..................................  $   14.631  $   14.074  $ 12.339   $ 10.870
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.834  $   12.153  $ 10.728   $ 10.470
Accumulation unit value at end of period..................................  $   14.353  $   13.834  $ 12.153   $ 10.728
Number of accumulation units outstanding at end of period (in thousands)..          51         108        81         74
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.999  $   12.317  $ 10.889   $ 10.643
Accumulation unit value at end of period..................................  $   14.503  $   13.999  $ 12.317   $ 10.889
Number of accumulation units outstanding at end of period (in thousands)..         107          99       131        106
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.001  $   14.099  $ 12.483   $ 12.219
Accumulation unit value at end of period..................................  $   16.552  $   16.001  $ 14.099   $ 12.483
Number of accumulation units outstanding at end of period (in thousands)..          47          34        24         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.077  $   11.534  $ 10.222   $ 10.016
Accumulation unit value at end of period..................................  $   13.513  $   13.077  $ 11.534   $ 10.222
Number of accumulation units outstanding at end of period (in thousands)..         126         116       128        143
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.761  $   13.915  $ 12.345   $ 12.108
Accumulation unit value at end of period..................................  $   16.271  $   15.761  $ 13.915   $ 12.345
Number of accumulation units outstanding at end of period (in thousands)..          24          28        37         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.820  $   11.341  $ 10.082   $  9.908
Accumulation unit value at end of period..................................  $   13.208  $   12.820  $ 11.341   $ 10.082
Number of accumulation units outstanding at end of period (in thousands)..         156         155       120         88
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.291  $   13.554  $ 12.073   $ 11.889
Accumulation unit value at end of period..................................  $   15.723  $   15.291  $ 13.554   $ 12.073
Number of accumulation units outstanding at end of period (in thousands)..         128         142       148        184

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.391  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.587  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.305  $  6.917   $  9.989  $  10.000
Accumulation unit value at end of period..................................  $  10.470  $  9.305   $  6.917  $   9.989
Number of accumulation units outstanding at end of period (in thousands)..         64        58         40          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.473  $  7.052   $ 10.200  $  10.499
Accumulation unit value at end of period..................................  $  10.643  $  9.473   $  7.052  $  10.200
Number of accumulation units outstanding at end of period (in thousands)..         88        73         57         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.893  $  8.121   $ 11.763  $  12.119
Accumulation unit value at end of period..................................  $  12.219  $ 10.893   $  8.121  $  11.763
Number of accumulation units outstanding at end of period (in thousands)..         31        25          4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.938  $  6.670   $  9.671  $   9.970
Accumulation unit value at end of period..................................  $  10.016  $  8.938   $  6.670  $   9.671
Number of accumulation units outstanding at end of period (in thousands)..        112        77          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.815  $  8.079   $ 11.727  $  12.095
Accumulation unit value at end of period..................................  $  12.108  $ 10.815   $  8.079  $  11.727
Number of accumulation units outstanding at end of period (in thousands)..         47        40         33         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.868  $  6.638   $  9.654  $   9.969
Accumulation unit value at end of period..................................  $   9.908  $  8.868   $  6.638  $   9.654
Number of accumulation units outstanding at end of period (in thousands)..         51        16          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.662  $  7.997   $ 11.653  $  12.048
Accumulation unit value at end of period..................................  $  11.889  $ 10.662   $  7.997  $  11.653
Number of accumulation units outstanding at end of period (in thousands)..        209       163         46         56


                                  APP I-111

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.901  $   12.156  $ 11.117   $ 11.277
Accumulation unit value at end of period..................................  $   14.468  $   13.901  $ 12.156   $ 11.117
Number of accumulation units outstanding at end of period (in thousands)..          34          32        27         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.713  $   12.009  $ 11.000   $ 11.183
Accumulation unit value at end of period..................................  $   14.250  $   13.713  $ 12.009   $ 11.000
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.718  $   12.038  $ 11.048   $ 11.254
Accumulation unit value at end of period..................................  $   14.227  $   13.718  $ 12.038   $ 11.048
Number of accumulation units outstanding at end of period (in thousands)..           3          38        27         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.449  $   11.820  $ 10.864   $ 11.084
Accumulation unit value at end of period..................................  $   13.928  $   13.449  $ 11.820   $ 10.864
Number of accumulation units outstanding at end of period (in thousands)..         113          87        89         60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.461  $   13.609  $ 12.527   $ 12.799
Accumulation unit value at end of period..................................  $   15.987  $   15.461  $ 13.609   $ 12.527
Number of accumulation units outstanding at end of period (in thousands)..          75          57        53         66
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.229  $   11.656  $ 10.740   $ 10.984
Accumulation unit value at end of period..................................  $   13.665  $   13.229  $ 11.656   $ 10.740
Number of accumulation units outstanding at end of period (in thousands)..          81          99        86         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.229  $   13.431  $ 12.388   $ 12.683
Accumulation unit value at end of period..................................  $   15.716  $   15.229  $ 13.431   $ 12.388
Number of accumulation units outstanding at end of period (in thousands)..          31          60        38          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.969  $   11.461  $ 10.592   $ 10.866
Accumulation unit value at end of period..................................  $   13.357  $   12.969  $ 11.461   $ 10.592
Number of accumulation units outstanding at end of period (in thousands)..          56          45        79        128
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.775  $   13.083  $ 12.116   $ 12.453
Accumulation unit value at end of period..................................  $   15.186  $   14.775  $ 13.083   $ 12.115
Number of accumulation units outstanding at end of period (in thousands)..         134         123       131        145

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.002  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.183  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.086  $  8.118   $ 10.341  $  10.166
Accumulation unit value at end of period..................................  $  11.254  $ 10.086   $  8.118  $  10.341
Number of accumulation units outstanding at end of period (in thousands)..         13         8          6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.949  $  8.019   $ 10.230  $  10.066
Accumulation unit value at end of period..................................  $  11.084  $  9.949   $  8.019  $  10.230
Number of accumulation units outstanding at end of period (in thousands)..         55        45          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.505  $  9.288   $ 11.867  $  11.686
Accumulation unit value at end of period..................................  $  12.799  $ 11.505   $  9.288  $  11.867
Number of accumulation units outstanding at end of period (in thousands)..         49        66         63          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.884  $  7.987   $ 10.215  $  10.065
Accumulation unit value at end of period..................................  $  10.984  $  9.884   $  7.987  $  10.215
Number of accumulation units outstanding at end of period (in thousands)..         31        21          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.424  $  9.241   $ 11.830  $  11.663
Accumulation unit value at end of period..................................  $  12.683  $ 11.424   $  9.241  $  11.830
Number of accumulation units outstanding at end of period (in thousands)..         18        18         14          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.807  $  7.949   $ 10.196  $  10.064
Accumulation unit value at end of period..................................  $  10.866  $  9.807   $  7.949  $  10.196
Number of accumulation units outstanding at end of period (in thousands)..        110        32         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.262  $  9.146   $ 11.756  $  11.618
Accumulation unit value at end of period..................................  $  12.453  $ 11.262   $  9.146  $  11.756
Number of accumulation units outstanding at end of period (in thousands)..        127       132         60         35


                                  APP I-112

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.623  $    9.031  $  7.779   $  7.709
Accumulation unit value at end of period..................................  $   12.376  $   11.623  $  9.031   $  7.779
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.099  $   10.193  $  8.793   $  9.032
Accumulation unit value at end of period..................................  $   13.926  $   13.099  $ 10.193   $  8.793
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.951  $   10.098  $  8.729   $  8.984
Accumulation unit value at end of period..................................  $   13.742  $   12.951  $ 10.098   $  8.729
Number of accumulation units outstanding at end of period (in thousands)..          38          39        44         41
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.752  $    9.177  $  7.945   $  8.189
Accumulation unit value at end of period..................................  $   12.451  $   11.752  $  9.177   $  7.945
Number of accumulation units outstanding at end of period (in thousands)..           5           2         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.007  $   10.955  $  9.498   $  9.805
Accumulation unit value at end of period..................................  $   14.818  $   14.007  $ 10.955   $  9.498
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.744  $    9.194  $  7.979   $  8.245
Accumulation unit value at end of period..................................  $   12.412  $   11.744  $  9.194   $  7.979
Number of accumulation units outstanding at end of period (in thousands)..          21          23        20          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.797  $   10.812  $  9.392   $  9.716
Accumulation unit value at end of period..................................  $   14.566  $   13.797  $ 10.812   $  9.392
Number of accumulation units outstanding at end of period (in thousands)..           4          15        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.843  $    8.514  $  7.411   $  7.682
Accumulation unit value at end of period..................................  $   11.425  $   10.843  $  8.514   $  7.411
Number of accumulation units outstanding at end of period (in thousands)..          13          17        12         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.386  $   10.532  $  9.186   $  9.540
Accumulation unit value at end of period..................................  $   14.076  $   13.386  $ 10.532   $  9.186
Number of accumulation units outstanding at end of period (in thousands)..          16          28        34         33

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.163  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.032  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.135  $  6.314   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.984  $  8.135   $  6.314  $       -
Number of accumulation units outstanding at end of period (in thousands)..         45        40          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.427  $  5.773   $  9.747  $  10.553
Accumulation unit value at end of period..................................  $   8.189  $  7.427   $  5.773  $   9.747
Number of accumulation units outstanding at end of period (in thousands)..          2         1         40         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.905  $  6.932   $ 11.722  $  12.703
Accumulation unit value at end of period..................................  $   9.805  $  8.905   $  6.932  $  11.722
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.496  $  5.841   $  9.888  $  10.438
Accumulation unit value at end of period..................................  $   8.245  $  7.496   $  5.841  $   9.888
Number of accumulation units outstanding at end of period (in thousands)..          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.842  $  6.897   $ 11.686  $  12.678
Accumulation unit value at end of period..................................  $   9.716  $  8.842   $  6.897  $  11.686
Number of accumulation units outstanding at end of period (in thousands)..         13         9         12          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.005  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.682  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         19         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.717  $  6.826   $ 11.613  $  12.628
Accumulation unit value at end of period..................................  $   9.540  $  8.717   $  6.826  $  11.613
Number of accumulation units outstanding at end of period (in thousands)..         27        24          7          2


                                  APP I-113

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.407  $   10.703  $  9.444   $  9.363
Accumulation unit value at end of period..................................  $   14.079  $   13.407  $ 10.703   $  9.444
Number of accumulation units outstanding at end of period (in thousands)..         130         165       157        103
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.053  $   11.235  $  9.928   $ 10.250
Accumulation unit value at end of period..................................  $   14.734  $   14.053  $ 11.235   $  9.928
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.894  $   11.131  $  9.855   $ 10.195
Accumulation unit value at end of period..................................  $   14.539  $   13.894  $ 11.131   $  9.855
Number of accumulation units outstanding at end of period (in thousands)..          25          23         5         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.972  $   10.407  $  9.229   $  9.561
Accumulation unit value at end of period..................................  $   13.553  $   12.972  $ 10.407   $  9.229
Number of accumulation units outstanding at end of period (in thousands)..         180         155       256        217
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.660  $   10.976  $  9.747   $ 10.114
Accumulation unit value at end of period..................................  $   14.251  $   13.660  $ 10.976   $  9.747
Number of accumulation units outstanding at end of period (in thousands)..          32          48        35          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.759  $   10.262  $  9.123   $  9.475
Accumulation unit value at end of period..................................  $   13.298  $   12.759  $ 10.262   $  9.123
Number of accumulation units outstanding at end of period (in thousands)..          88         101       103        111
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.506  $   10.874  $  9.676   $ 10.060
Accumulation unit value at end of period..................................  $   14.062  $   13.506  $ 10.874   $  9.676
Number of accumulation units outstanding at end of period (in thousands)..           4           2        10         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.509  $   10.091  $  8.998   $  9.373
Accumulation unit value at end of period..................................  $   12.998  $   12.509  $ 10.091   $  8.998
Number of accumulation units outstanding at end of period (in thousands)..         152         153        99         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.203  $   10.673  $  9.535   $  9.953
Accumulation unit value at end of period..................................  $   13.692  $   13.203  $ 10.673   $  9.535
Number of accumulation units outstanding at end of period (in thousands)..         153         171       214        221

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.241  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.250  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.210  $  7.645   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.195  $  9.210   $  7.645  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.651  $  7.191   $  9.865  $  10.111
Accumulation unit value at end of period..................................  $   9.561  $  8.651   $  7.191  $   9.865
Number of accumulation units outstanding at end of period (in thousands)..         53        10          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.164  $  7.630   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.114  $  9.164   $  7.630  $       -
Number of accumulation units outstanding at end of period (in thousands)..         22        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.594  $  7.163   $  9.850  $  10.111
Accumulation unit value at end of period..................................  $   9.475  $  8.594   $  7.163  $   9.850
Number of accumulation units outstanding at end of period (in thousands)..        128        50          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.134  $  7.620   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.060  $  9.134   $  7.620  $       -
Number of accumulation units outstanding at end of period (in thousands)..         23        18          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.527  $  7.128   $  9.832  $  10.110
Accumulation unit value at end of period..................................  $   9.373  $  8.527   $  7.128  $   9.832
Number of accumulation units outstanding at end of period (in thousands)..         31        21          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.073  $  7.599   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.953  $  9.073   $  7.599  $       -
Number of accumulation units outstanding at end of period (in thousands)..        197       159          8          -


                                  APP I-114

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.870  $   17.121  $ 14.920   $ 14.698
Accumulation unit value at end of period..................................  $   23.466  $   21.870  $ 17.121   $ 14.920
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.411  $   10.514  $  9.176   $  9.357
Accumulation unit value at end of period..................................  $   14.368  $   13.411  $ 10.514   $  9.176
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.942  $    9.381  $  8.204   $  8.382
Accumulation unit value at end of period..................................  $   12.768  $   11.942  $  9.381   $  8.204
Number of accumulation units outstanding at end of period (in thousands)..         125          50        35         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   20.609  $   16.214  $ 14.201   $ 14.532
Accumulation unit value at end of period..................................  $   22.003  $   20.609  $ 16.214   $ 14.201
Number of accumulation units outstanding at end of period (in thousands)..           4          62        77         73
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.245  $   15.952  $ 13.992   $ 14.340
Accumulation unit value at end of period..................................  $   21.582  $   20.245  $ 15.952   $ 13.992
Number of accumulation units outstanding at end of period (in thousands)..          34          34        36         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.370  $    8.968  $  7.874   $  8.078
Accumulation unit value at end of period..................................  $   12.109  $   11.370  $  8.968   $  7.874
Number of accumulation units outstanding at end of period (in thousands)..          31          31        31         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.784  $   15.620  $ 13.728   $ 14.097
Accumulation unit value at end of period..................................  $   21.048  $   19.784  $ 15.620   $ 13.728
Number of accumulation units outstanding at end of period (in thousands)..          48          49       109        108
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.147  $    8.818  $  7.766   $  7.991
Accumulation unit value at end of period..................................  $   11.835  $   11.147  $  8.818   $  7.766
Number of accumulation units outstanding at end of period (in thousands)..          27          28        19          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.853  $   14.944  $ 13.187   $ 13.596
Accumulation unit value at end of period..................................  $   19.977  $   18.853  $ 14.944   $ 13.187
Number of accumulation units outstanding at end of period (in thousands)..          35          38        45         45

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.412  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.357  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.550  $  5.927   $  9.609  $  10.339
Accumulation unit value at end of period..................................  $   8.382  $  7.550   $  5.927  $   9.609
Number of accumulation units outstanding at end of period (in thousands)..         31        30         25          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  13.109  $ 10.305   $ 16.733  $  16.332
Accumulation unit value at end of period..................................  $  14.532  $ 13.109   $ 10.305  $  16.733
Number of accumulation units outstanding at end of period (in thousands)..         59        61         63         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.955  $ 10.200   $ 16.586  $  16.213
Accumulation unit value at end of period..................................  $  14.340  $ 12.955   $ 10.200  $  16.586
Number of accumulation units outstanding at end of period (in thousands)..         42        49         41         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.305  $  5.757   $  9.371  $  10.108
Accumulation unit value at end of period..................................  $   8.078  $  7.305   $  5.757  $   9.371
Number of accumulation units outstanding at end of period (in thousands)..         28         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.761  $ 10.067   $ 16.404  $  16.067
Accumulation unit value at end of period..................................  $  14.097  $ 12.761   $ 10.067  $  16.404
Number of accumulation units outstanding at end of period (in thousands)..        102       104         80         75
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.248  $  5.729   $  9.354  $  10.107
Accumulation unit value at end of period..................................  $   7.991  $  7.248   $  5.729  $   9.354
Number of accumulation units outstanding at end of period (in thousands)..         15         3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.357  $  9.787   $ 16.012  $  15.745
Accumulation unit value at end of period..................................  $  13.596  $ 12.357   $  9.787  $  16.012
Number of accumulation units outstanding at end of period (in thousands)..         43        37         32         29


                                  APP I-115

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.199  $   14.993  $ 12.669   $ 12.457
Accumulation unit value at end of period..................................  $   20.199  $   20.199  $ 14.993   $ 12.669
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.031  $   12.661  $ 10.714   $ 11.138
Accumulation unit value at end of period..................................  $   17.005  $   17.031  $ 12.661   $ 10.714
Number of accumulation units outstanding at end of period (in thousands)..          25          20        16         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   22.970  $   17.110  $ 14.508   $ 15.113
Accumulation unit value at end of period..................................  $   22.890  $   22.970  $ 17.110   $ 14.508
Number of accumulation units outstanding at end of period (in thousands)..          45          54        54         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   22.656  $   16.902  $ 14.353   $ 14.973
Accumulation unit value at end of period..................................  $   22.543  $   22.656  $ 16.902   $ 14.353
Number of accumulation units outstanding at end of period (in thousands)..          12          14        11         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   22.346  $   16.696  $ 14.199   $ 14.835
Accumulation unit value at end of period..................................  $   22.202  $   22.346  $ 16.696   $ 14.199
Number of accumulation units outstanding at end of period (in thousands)..           4          12        14          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.457  $   10.812  $  9.204   $  9.626
Accumulation unit value at end of period..................................  $   14.348  $   14.457  $ 10.812   $  9.204
Number of accumulation units outstanding at end of period (in thousands)..           8           5         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   21.940  $   16.425  $ 13.997   $ 14.653
Accumulation unit value at end of period..................................  $   21.754  $   21.940  $ 16.425   $ 13.997
Number of accumulation units outstanding at end of period (in thousands)..          16          17        15         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.173  $   10.631  $  9.078   $  9.522
Accumulation unit value at end of period..................................  $   14.025  $   14.173  $ 10.631   $  9.078
Number of accumulation units outstanding at end of period (in thousands)..          16          14         9          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.149  $   15.896  $ 13.601   $ 14.295
Accumulation unit value at end of period..................................  $   20.887  $   21.149  $ 15.896   $ 13.601
Number of accumulation units outstanding at end of period (in thousands)..          21          26        31         27

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.783  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.138  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.941  $  9.107   $ 13.597  $  14.035
Accumulation unit value at end of period..................................  $  15.113  $ 11.941   $  9.107  $  13.597
Number of accumulation units outstanding at end of period (in thousands)..         40        27          6          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.849  $  9.050   $ 13.532  $  13.989
Accumulation unit value at end of period..................................  $  14.973  $ 11.849   $  9.050  $  13.532
Number of accumulation units outstanding at end of period (in thousands)..         12         8         22         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.757  $  8.994   $ 13.468  $  13.944
Accumulation unit value at end of period..................................  $  14.835  $ 11.757   $  8.994  $  13.468
Number of accumulation units outstanding at end of period (in thousands)..          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.636  $  5.848   $  8.765  $  10.187
Accumulation unit value at end of period..................................  $   9.626  $  7.636   $  5.848  $   8.765
Number of accumulation units outstanding at end of period (in thousands)..          1         0          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.636  $  8.919   $ 13.382  $  13.883
Accumulation unit value at end of period..................................  $  14.653  $ 11.636   $  8.919  $  13.382
Number of accumulation units outstanding at end of period (in thousands)..         22        14          8          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.577  $  5.819   $  8.749  $  10.186
Accumulation unit value at end of period..................................  $   9.522  $  7.577   $  5.819  $   8.749
Number of accumulation units outstanding at end of period (in thousands)..          5         5          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.397  $  8.771   $ 13.214  $  13.763
Accumulation unit value at end of period..................................  $  14.295  $ 11.397   $  8.771  $  13.214
Number of accumulation units outstanding at end of period (in thousands)..         27        29         16          8


                                  APP I-116

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.043  $   14.576  $ 12.974   $ 13.104
Accumulation unit value at end of period..................................  $   15.294  $   15.043  $ 14.576   $ 12.974
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.287  $   13.865  $ 12.360   $ 12.058
Accumulation unit value at end of period..................................  $   14.504  $   14.287  $ 13.865   $ 12.360
Number of accumulation units outstanding at end of period (in thousands)..           3           3        15          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.699  $   14.293  $ 12.767   $ 12.480
Accumulation unit value at end of period..................................  $   14.892  $   14.699  $ 14.293   $ 12.767
Number of accumulation units outstanding at end of period (in thousands)..          71          67        23         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.554  $   14.173  $ 12.679   $ 12.413
Accumulation unit value at end of period..................................  $   14.723  $   14.554  $ 14.173   $ 12.679
Number of accumulation units outstanding at end of period (in thousands)..          26          60        90         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.745  $   15.357  $ 13.758   $ 13.490
Accumulation unit value at end of period..................................  $   15.904  $   15.745  $ 15.357   $ 13.758
Number of accumulation units outstanding at end of period (in thousands)..          12          14        13          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.315  $   13.976  $ 12.534   $ 12.301
Accumulation unit value at end of period..................................  $   14.446  $   14.315  $ 13.976   $ 12.534
Number of accumulation units outstanding at end of period (in thousands)..          30          32        21         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.509  $   15.157  $ 13.606   $ 13.367
Accumulation unit value at end of period..................................  $   15.634  $   15.509  $ 15.157   $ 13.606
Number of accumulation units outstanding at end of period (in thousands)..           6           4         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.034  $   13.743  $ 12.362   $ 12.169
Accumulation unit value at end of period..................................  $   14.120  $   14.034  $ 13.743   $ 12.362
Number of accumulation units outstanding at end of period (in thousands)..          50          38        45         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.047  $   14.764  $ 13.307   $ 13.126
Accumulation unit value at end of period..................................  $   15.108  $   15.047  $ 14.764   $ 13.307
Number of accumulation units outstanding at end of period (in thousands)..          68          55        50         41

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.893  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.058  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.297  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.480  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         20         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.253  $  9.008   $ 10.166  $   9.999
Accumulation unit value at end of period..................................  $  12.413  $ 11.253   $  9.008  $  10.166
Number of accumulation units outstanding at end of period (in thousands)..         41        10          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.248  $  9.819   $ 11.097  $  10.925
Accumulation unit value at end of period..................................  $  13.490  $ 12.248   $  9.819  $  11.097
Number of accumulation units outstanding at end of period (in thousands)..         13         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.180  $  8.972   $ 10.150  $   9.998
Accumulation unit value at end of period..................................  $  12.301  $ 11.180   $  8.972  $  10.150
Number of accumulation units outstanding at end of period (in thousands)..         13         3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.161  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.367  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.093  $  8.928   $ 10.132  $   9.997
Accumulation unit value at end of period..................................  $  12.169  $ 11.093   $  8.928  $  10.132
Number of accumulation units outstanding at end of period (in thousands)..         30         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.988  $  9.669   $ 10.994  $  10.861
Accumulation unit value at end of period..................................  $  13.126  $ 11.988   $  9.669  $  10.994
Number of accumulation units outstanding at end of period (in thousands)..         37        49          1          -


                                  APP I-117

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.008  $   14.146  $ 13.057   $ 13.048
Accumulation unit value at end of period..................................  $   14.846  $   14.008  $ 14.146   $ 13.057
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.343  $   13.495  $ 12.474   $ 11.838
Accumulation unit value at end of period..................................  $   14.121  $   13.343  $ 13.495   $ 12.474
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.193  $   13.370  $ 12.383   $ 11.775
Accumulation unit value at end of period..................................  $   13.933  $   13.193  $ 13.370   $ 12.383
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.553  $   13.755  $ 12.759   $ 12.151
Accumulation unit value at end of period..................................  $   14.292  $   13.553  $ 13.755   $ 12.759
Number of accumulation units outstanding at end of period (in thousands)..           4           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.249  $   14.484  $ 13.455   $ 12.832
Accumulation unit value at end of period..................................  $   15.004  $   14.249  $ 14.484   $ 13.455
Number of accumulation units outstanding at end of period (in thousands)..           3           5         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.331  $   13.564  $ 12.613   $ 12.041
Accumulation unit value at end of period..................................  $   14.023  $   13.331  $ 13.564   $ 12.613
Number of accumulation units outstanding at end of period (in thousands)..           3           5         5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.036  $   14.295  $ 13.307   $ 12.716
Accumulation unit value at end of period..................................  $   14.750  $   14.036  $ 14.295   $ 13.306
Number of accumulation units outstanding at end of period (in thousands)..           -           0         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.069  $   13.338  $ 12.440   $ 11.912
Accumulation unit value at end of period..................................  $   13.707  $   13.069  $ 13.338   $ 12.440
Number of accumulation units outstanding at end of period (in thousands)..           4           8         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.618  $   13.925  $ 13.014   $ 12.487
Accumulation unit value at end of period..................................  $   14.254  $   13.618  $ 13.925   $ 13.014
Number of accumulation units outstanding at end of period (in thousands)..          14          13        14         11

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.763  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.838  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.727  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.775  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.086  $  9.653   $ 10.254  $   9.971
Accumulation unit value at end of period..................................  $  12.151  $ 11.086   $  9.653  $  10.254
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.726  $ 10.225   $ 10.878  $  10.587
Accumulation unit value at end of period..................................  $  12.832  $ 11.726   $ 10.225  $  10.878
Number of accumulation units outstanding at end of period (in thousands)..          4         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.014  $  9.614   $ 10.239  $   9.970
Accumulation unit value at end of period..................................  $  12.041  $ 11.014   $  9.614  $  10.239
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.643  $ 10.173   $ 10.845  $  10.567
Accumulation unit value at end of period..................................  $  12.716  $ 11.643   $ 10.173  $  10.845
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.928  $  9.568   $ 10.220  $   9.969
Accumulation unit value at end of period..................................  $  11.912  $ 10.928   $  9.568  $  10.220
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.479  $ 10.070   $ 10.778  $  10.526
Accumulation unit value at end of period..................................  $  12.487  $ 11.479   $ 10.070  $  10.778
Number of accumulation units outstanding at end of period (in thousands)..          8         4          0          -


                                  APP I-118

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.510  $    9.740  $  9.521   $  9.647
Accumulation unit value at end of period..................................  $   10.784  $   10.510  $  9.740   $  9.521
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.465  $    9.713  $  9.508   $ 10.168
Accumulation unit value at end of period..................................  $   10.722  $   10.465  $  9.713   $  9.508
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.404  $    9.676  $  9.491   $ 10.163
Accumulation unit value at end of period..................................  $   10.639  $   10.404  $  9.676   $  9.491
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.359  $    9.649  $  9.478   $ 10.160
Accumulation unit value at end of period..................................  $   10.577  $   10.359  $  9.649   $  9.478
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.315  $    9.621  $  9.466   $ 10.157
Accumulation unit value at end of period..................................  $   10.515  $   10.315  $  9.621   $  9.466
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.285  $    9.603  $  9.457   $ 10.154
Accumulation unit value at end of period..................................  $   10.474  $   10.285  $  9.603   $  9.457
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.255  $    9.585  $  9.449   $ 10.152
Accumulation unit value at end of period..................................  $   10.434  $   10.255  $  9.585   $  9.449
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.196  $    9.549  $  9.432   $ 10.148
Accumulation unit value at end of period..................................  $   10.353  $   10.196  $  9.549   $  9.432
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.137  $    9.513  $  9.416   $ 10.143
Accumulation unit value at end of period..................................  $   10.273  $   10.137  $  9.513   $  9.415
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-119

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.042  $   11.425  $  9.637   $  9.748
Accumulation unit value at end of period..................................  $   17.100  $   15.042  $ 11.425   $  9.636
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.573  $   11.124  $  9.430   $  9.619
Accumulation unit value at end of period..................................  $   16.484  $   14.573  $ 11.124   $  9.430
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.556  $   12.656  $ 10.745   $ 10.976
Accumulation unit value at end of period..................................  $   18.698  $   16.556  $ 12.656   $ 10.745
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.344  $   10.976  $  9.328   $  9.539
Accumulation unit value at end of period..................................  $   16.185  $   14.344  $ 10.976   $  9.328
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.307  $   12.491  $ 10.626   $ 10.877
Accumulation unit value at end of period..................................  $   18.381  $   16.307  $ 12.491   $ 10.626
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.074  $   10.802  $  9.207   $  9.444
Accumulation unit value at end of period..................................  $   15.832  $   14.074  $ 10.802   $  9.207
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.821  $   12.167  $ 10.392   $ 10.680
Accumulation unit value at end of period..................................  $   17.762  $   15.821  $ 12.167   $ 10.392
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          1
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.966  $   13.299  $ 12.971   $ 12.181
Accumulation unit value at end of period..................................  $   13.498  $   12.966  $ 13.299   $ 12.971
Number of accumulation units outstanding at end of period (in thousands)..         120         121       124        108
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.989  $   12.315  $ 12.029   $ 11.314
Accumulation unit value at end of period..................................  $   12.461  $   11.989  $ 12.315   $ 12.029
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.723  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.619  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.969  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.976  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.672  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.539  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.898  $  6.735   $ 11.876  $  11.727
Accumulation unit value at end of period..................................  $  10.877  $  9.898   $  6.735  $  11.876
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.611  $  5.871   $ 10.374  $  10.245
Accumulation unit value at end of period..................................  $   9.444  $  8.611   $  5.871  $  10.374
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.758  $  6.666   $ 11.802  $  11.658
Accumulation unit value at end of period..................................  $  10.680  $  9.758   $  6.666  $  11.802
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          0
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  11.617  $ 11.118   $ 10.587  $   9.979
Accumulation unit value at end of period..................................  $  12.181  $ 11.617   $ 11.118  $  10.587
Number of accumulation units outstanding at end of period (in thousands)..         85        47          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.806  $ 10.357   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.314  $ 10.806   $ 10.357  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-120

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.853  $   12.200  $ 11.941   $ 11.253
Accumulation unit value at end of period..................................  $   12.296  $   11.853  $ 12.200   $ 11.941
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.545  $   12.931  $ 12.675   $ 11.963
Accumulation unit value at end of period..................................  $   12.994  $   12.545  $ 12.931   $ 12.675
Number of accumulation units outstanding at end of period (in thousands)..           2           2         3         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.956  $   13.375  $ 13.130   $ 12.411
Accumulation unit value at end of period..................................  $   13.400  $   12.956  $ 13.375   $ 13.130
Number of accumulation units outstanding at end of period (in thousands)..           7           6        10          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.339  $   12.751  $ 12.530   $ 11.856
Accumulation unit value at end of period..................................  $   12.749  $   12.339  $ 12.751   $ 12.530
Number of accumulation units outstanding at end of period (in thousands)..           4           8        14          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.761  $   13.200  $ 12.985   $ 12.299
Accumulation unit value at end of period..................................  $   13.172  $   12.761  $ 13.200   $ 12.985
Number of accumulation units outstanding at end of period (in thousands)..           3           3         9         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.097  $   12.538  $ 12.358   $ 11.728
Accumulation unit value at end of period..................................  $   12.461  $   12.097  $ 12.538   $ 12.358
Number of accumulation units outstanding at end of period (in thousands)..          11           5        11         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.381  $   12.858  $ 12.699   $ 12.076
Accumulation unit value at end of period..................................  $   12.729  $   12.381  $ 12.858   $ 12.699
Number of accumulation units outstanding at end of period (in thousands)..          12          25        37         30
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.560  $   13.321  $ 11.187   $ 11.192
Accumulation unit value at end of period..................................  $   19.490  $   17.560  $ 13.321   $ 11.187
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.060  $   13.721  $ 11.540   $ 12.045
Accumulation unit value at end of period..................................  $   20.015  $   18.060  $ 13.721   $ 11.539
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.770  $ 10.343   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.253  $ 10.770   $ 10.343  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.466  $ 11.029   $ 10.555  $   9.978
Accumulation unit value at end of period..................................  $  11.963  $ 11.466   $ 11.029  $  10.555
Number of accumulation units outstanding at end of period (in thousands)..          6         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.913  $ 11.476   $ 10.999  $  10.407
Accumulation unit value at end of period..................................  $  12.411  $ 11.913   $ 11.476  $  10.999
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.392  $ 10.985   $ 10.539  $   9.977
Accumulation unit value at end of period..................................  $  11.856  $ 11.392   $ 10.985  $  10.539
Number of accumulation units outstanding at end of period (in thousands)..         13         9          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.829  $ 11.418   $ 10.965  $  10.386
Accumulation unit value at end of period..................................  $  12.299  $ 11.829   $ 11.418  $  10.965
Number of accumulation units outstanding at end of period (in thousands)..         30        30          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.303  $ 10.932   $ 10.520  $   9.976
Accumulation unit value at end of period..................................  $  11.728  $ 11.303   $ 10.932  $  10.520
Number of accumulation units outstanding at end of period (in thousands)..         11        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.661  $ 11.301   $ 10.897  $  10.345
Accumulation unit value at end of period..................................  $  12.076  $ 11.661   $ 11.301  $  10.897
Number of accumulation units outstanding at end of period (in thousands)..         30        26          5          1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.058  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.045  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-121

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.921  $   13.643  $ 11.497   $ 12.025
Accumulation unit value at end of period..................................  $   19.822  $   17.921  $ 13.643   $ 11.497
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.012  $   12.970  $ 10.947   $ 11.467
Accumulation unit value at end of period..................................  $   18.788  $   17.012  $ 12.970   $ 10.947
Number of accumulation units outstanding at end of period (in thousands)..          18          14        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.802  $   15.883  $ 13.425   $ 14.084
Accumulation unit value at end of period..................................  $   22.939  $   20.802  $ 15.883   $ 13.425
Number of accumulation units outstanding at end of period (in thousands)..           1           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.745  $   12.799  $ 10.829   $ 11.371
Accumulation unit value at end of period..................................  $   18.447  $   16.745  $ 12.799   $ 10.829
Number of accumulation units outstanding at end of period (in thousands)..           6           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   20.489  $   15.676  $ 13.276   $ 13.956
Accumulation unit value at end of period..................................  $   22.549  $   20.489  $ 15.676   $ 13.276
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.430  $   12.595  $ 10.689   $ 11.258
Accumulation unit value at end of period..................................  $   18.045  $   16.430  $ 12.595   $ 10.689
Number of accumulation units outstanding at end of period (in thousands)..          10          16        11          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.879  $   15.270  $ 12.984   $ 13.703
Accumulation unit value at end of period..................................  $   21.790  $   19.879  $ 15.270   $ 12.984
Number of accumulation units outstanding at end of period (in thousands)..           8           5         7          7
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.299  $   17.021  $ 14.737   $ 14.714
Accumulation unit value at end of period..................................  $   18.610  $   18.299  $ 17.021   $ 14.736
Number of accumulation units outstanding at end of period (in thousands)..         184         161       147        117
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.476  $   14.417  $ 12.501   $ 12.244
Accumulation unit value at end of period..................................  $   15.716  $   15.476  $ 14.417   $ 12.501
Number of accumulation units outstanding at end of period (in thousands)..           5           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.054  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.025  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.714  $  6.195   $ 10.413  $  10.192
Accumulation unit value at end of period..................................  $  11.467  $  9.714   $  6.195  $  10.413
Number of accumulation units outstanding at end of period (in thousands)..         11        11          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.949  $  7.632   $ 12.847  $  12.576
Accumulation unit value at end of period..................................  $  14.084  $ 11.949   $  7.632  $  12.847
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.658  $  6.175   $ 10.404  $  10.185
Accumulation unit value at end of period..................................  $  11.371  $  9.658   $  6.175  $  10.404
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.864  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.956  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.590  $  6.150   $ 10.394  $  10.177
Accumulation unit value at end of period..................................  $  11.258  $  9.590   $  6.150  $  10.394
Number of accumulation units outstanding at end of period (in thousands)..          4         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.697  $  7.516   $ 12.727  $  12.464
Accumulation unit value at end of period..................................  $  13.703  $ 11.697   $  7.516  $  12.727
Number of accumulation units outstanding at end of period (in thousands)..          4         2          1          0
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.813  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.244  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-122

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.240  $   17.026  $ 14.792   $ 14.518
Accumulation unit value at end of period..................................  $   18.486  $   18.240  $ 17.026   $ 14.792
Number of accumulation units outstanding at end of period (in thousands)..           2           3         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.497  $   16.356  $ 14.232   $ 13.989
Accumulation unit value at end of period..................................  $   17.706  $   17.497  $ 16.356   $ 14.232
Number of accumulation units outstanding at end of period (in thousands)..           8          41        30         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.263  $   16.162  $ 14.084   $ 13.865
Accumulation unit value at end of period..................................  $   17.443  $   17.263  $ 16.162   $ 14.084
Number of accumulation units outstanding at end of period (in thousands)..           -           1         4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.353  $   13.451  $ 11.734   $ 11.563
Accumulation unit value at end of period..................................  $   14.489  $   14.353  $ 13.451   $ 11.734
Number of accumulation units outstanding at end of period (in thousands)..           9           7         6          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.956  $   15.907  $ 13.889   $ 13.700
Accumulation unit value at end of period..................................  $   17.099  $   16.956  $ 15.907   $ 13.889
Number of accumulation units outstanding at end of period (in thousands)..          10           9        22         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.072  $   13.227  $ 11.573   $ 11.438
Accumulation unit value at end of period..................................  $   14.162  $   14.072  $ 13.227   $ 11.573
Number of accumulation units outstanding at end of period (in thousands)..           4           4         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.088  $   15.153  $ 13.284   $ 13.156
Accumulation unit value at end of period..................................  $   16.159  $   16.088  $ 15.153   $ 13.284
Number of accumulation units outstanding at end of period (in thousands)..          24          21        20         19
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.357  $    9.320  $  7.818   $  7.833
Accumulation unit value at end of period..................................  $   13.871  $   12.357  $  9.320   $  7.818
Number of accumulation units outstanding at end of period (in thousands)..           5           4         3         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.976  $    9.802  $  8.234   $  8.945
Accumulation unit value at end of period..................................  $   14.545  $   12.976  $  9.802   $  8.234
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.847  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.518  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.397  $  8.307   $ 11.569  $  11.432
Accumulation unit value at end of period..................................  $  13.989  $ 12.397   $  8.307  $  11.569
Number of accumulation units outstanding at end of period (in thousands)..          6         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.305  $  8.257   $ 11.518  $  11.398
Accumulation unit value at end of period..................................  $  13.865  $ 12.305   $  8.257  $  11.518
Number of accumulation units outstanding at end of period (in thousands)..          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.272  $  6.900   $  9.634  $  10.008
Accumulation unit value at end of period..................................  $  11.563  $ 10.272   $  6.900  $   9.634
Number of accumulation units outstanding at end of period (in thousands)..         14         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.183  $  8.192   $ 11.450  $  11.354
Accumulation unit value at end of period..................................  $  13.700  $ 12.183   $  8.192  $  11.450
Number of accumulation units outstanding at end of period (in thousands)..         31        27         25         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.192  $  6.867   $  9.617  $  10.007
Accumulation unit value at end of period..................................  $  11.438  $ 10.192   $  6.867  $   9.617
Number of accumulation units outstanding at end of period (in thousands)..          6         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.746  $  7.930   $ 11.127  $  11.078
Accumulation unit value at end of period..................................  $  13.156  $ 11.746   $  7.930  $  11.127
Number of accumulation units outstanding at end of period (in thousands)..         15         9          5          4
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.990  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.945  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-123

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.073  $    9.137  $  7.692   $  8.372
Accumulation unit value at end of period..................................  $   13.505  $   12.073  $  9.137   $  7.692
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.953  $    9.060  $  7.638   $  8.327
Accumulation unit value at end of period..................................  $   13.351  $   11.953  $  9.060   $  7.638
Number of accumulation units outstanding at end of period (in thousands)..          19          19        13         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.834  $    8.984  $  7.585   $  8.281
Accumulation unit value at end of period..................................  $   13.199  $   11.834  $  8.984   $  7.585
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.756  $    8.933  $  7.550   $  8.251
Accumulation unit value at end of period..................................  $   13.098  $   11.756  $  8.933   $  7.550
Number of accumulation units outstanding at end of period (in thousands)..           8           8        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.678  $    8.883  $  7.515   $  8.221
Accumulation unit value at end of period..................................  $   12.999  $   11.678  $  8.883   $  7.515
Number of accumulation units outstanding at end of period (in thousands)..           -           0         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.524  $    8.783  $  7.446   $  8.162
Accumulation unit value at end of period..................................  $   12.801  $   11.524  $  8.783   $  7.446
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.372  $    8.685  $  7.377   $  8.102
Accumulation unit value at end of period..................................  $   12.607  $   11.372  $  8.685   $  7.377
Number of accumulation units outstanding at end of period (in thousands)..           9           8         7         11
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   68.057  $   51.389  $ 43.539   $ 44.322
Accumulation unit value at end of period..................................  $   77.074  $   68.057  $ 51.389   $ 43.539
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.841  $   10.467  $  8.881   $ 10.000
Accumulation unit value at end of period..................................  $   15.651  $   13.841  $ 10.467   $  8.881
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.493  $  6.027   $  9.644  $  10.289
Accumulation unit value at end of period..................................  $   8.372  $  7.493   $  6.027  $   9.644
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.463  $  6.012   $  9.635  $  10.288
Accumulation unit value at end of period..................................  $   8.327  $  7.463   $  6.012  $   9.635
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.434  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.281  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.414  $  5.987   $  9.619  $  10.286
Accumulation unit value at end of period..................................  $   8.251  $  7.414   $  5.987  $   9.619
Number of accumulation units outstanding at end of period (in thousands)..         12         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.395  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.221  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.356  $  5.958   $  9.601  $  10.284
Accumulation unit value at end of period..................................  $   8.162  $  7.356   $  5.958  $   9.601
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.317  $  5.938   $  9.589  $  10.283
Accumulation unit value at end of period..................................  $   8.102  $  7.317   $  5.938  $   9.589
Number of accumulation units outstanding at end of period (in thousands)..          7         6          0          -
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-124

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   27.723  $   21.007  $ 17.860   $ 19.191
Accumulation unit value at end of period..................................  $   31.287  $   27.723  $ 21.007   $ 17.860
Number of accumulation units outstanding at end of period (in thousands)..          46          49        48         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   27.239  $   20.671  $ 17.601   $ 18.941
Accumulation unit value at end of period..................................  $   30.694  $   27.239  $ 20.671   $ 17.601
Number of accumulation units outstanding at end of period (in thousands)..           4           6        14         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.511  $   17.868  $ 15.237   $ 16.422
Accumulation unit value at end of period..................................  $   26.453  $   23.511  $ 17.868   $ 15.237
Number of accumulation units outstanding at end of period (in thousands)..          22          21        20         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.335  $   10.145  $  8.660   $  9.343
Accumulation unit value at end of period..................................  $   14.989  $   13.335  $ 10.145   $  8.660
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   26.142  $   19.908  $ 17.010   $ 18.370
Accumulation unit value at end of period..................................  $   29.354  $   26.142  $ 19.908   $ 17.010
Number of accumulation units outstanding at end of period (in thousands)..          26          40        37         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.073  $    9.976  $  8.541   $  9.242
Accumulation unit value at end of period..................................  $   14.651  $   13.073  $  9.976   $  8.541
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.942  $   19.070  $ 16.360   $ 17.738
Accumulation unit value at end of period..................................  $   27.895  $   24.942  $ 19.070   $ 16.360
Number of accumulation units outstanding at end of period (in thousands)..          24          27        29         33
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.494  $   11.195  $  9.623   $  9.862
Accumulation unit value at end of period..................................  $   11.461  $   11.494  $ 11.195   $  9.623
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.444  $   11.164  $  9.610   $ 10.621
Accumulation unit value at end of period..................................  $   11.395  $   11.444  $ 11.164   $  9.610
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  15.487  $ 11.712   $ 18.575  $  18.114
Accumulation unit value at end of period..................................  $  19.191  $ 15.487   $ 11.712  $  18.575
Number of accumulation units outstanding at end of period (in thousands)..         56        54         47         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  15.308  $ 11.594   $ 18.415  $  17.985
Accumulation unit value at end of period..................................  $  18.941  $ 15.308   $ 11.594  $  18.415
Number of accumulation units outstanding at end of period (in thousands)..         36        30         27          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.292  $ 10.082   $ 16.038  $  15.687
Accumulation unit value at end of period..................................  $  16.422  $ 13.292   $ 10.082  $  16.038
Number of accumulation units outstanding at end of period (in thousands)..         11         7          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.569  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.343  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  14.898  $ 11.323   $ 18.048  $  17.688
Accumulation unit value at end of period..................................  $  18.370  $ 14.898   $ 11.323  $  18.048
Number of accumulation units outstanding at end of period (in thousands)..         43        39         33         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.510  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.242  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  14.443  $ 11.021   $ 17.638  $  17.355
Accumulation unit value at end of period..................................  $  17.738  $ 14.443   $ 11.021  $  17.638
Number of accumulation units outstanding at end of period (in thousands)..         38        43         41         36
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-125

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.379  $   11.122  $  9.593   $ 10.617
Accumulation unit value at end of period..................................  $   11.307  $   11.379  $ 11.122   $  9.593
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.329  $   11.090  $  9.580   $ 10.613
Accumulation unit value at end of period..................................  $   11.241  $   11.329  $ 11.090   $  9.580
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.280  $   11.059  $  9.567   $ 10.610
Accumulation unit value at end of period..................................  $   11.175  $   11.280  $ 11.059   $  9.567
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.248  $   11.038  $  9.559   $ 10.607
Accumulation unit value at end of period..................................  $   11.132  $   11.248  $ 11.038   $  9.559
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.215  $   11.017  $  9.550   $ 10.605
Accumulation unit value at end of period..................................  $   11.089  $   11.215  $ 11.017   $  9.550
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.151  $   10.976  $  9.533   $ 10.600
Accumulation unit value at end of period..................................  $   11.003  $   11.151  $ 10.976   $  9.533
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.087  $   10.934  $  9.516   $ 10.596
Accumulation unit value at end of period..................................  $   10.918  $   11.087  $ 10.934   $  9.516
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.706  $   12.081  $ 10.409   $ 10.095
Accumulation unit value at end of period..................................  $   17.851  $   16.706  $ 12.081   $ 10.408
Number of accumulation units outstanding at end of period (in thousands)..           -           8         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.639  $   13.499  $ 11.648   $ 11.617
Accumulation unit value at end of period..................................  $   19.887  $   18.639  $ 13.499   $ 11.648
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.242  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.617  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-126

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.428  $   13.374  $ 11.563   $ 11.555
Accumulation unit value at end of period..................................  $   19.623  $   18.428  $ 13.374   $ 11.562
Number of accumulation units outstanding at end of period (in thousands)..          32          17         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.163  $   11.747  $ 10.171   $ 10.180
Accumulation unit value at end of period..................................  $   17.185  $   16.163  $ 11.747   $ 10.171
Number of accumulation units outstanding at end of period (in thousands)..          41          73        81         91
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.866  $   13.732  $ 11.908   $ 11.936
Accumulation unit value at end of period..................................  $   20.028  $   18.866  $ 13.732   $ 11.908
Number of accumulation units outstanding at end of period (in thousands)..          13          13         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.898  $   11.584  $ 10.055   $ 10.089
Accumulation unit value at end of period..................................  $   16.861  $   15.898  $ 11.584   $ 10.055
Number of accumulation units outstanding at end of period (in thousands)..          21          20        22         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.582  $   13.553  $ 11.776   $ 11.827
Accumulation unit value at end of period..................................  $   19.688  $   18.582  $ 13.553   $ 11.776
Number of accumulation units outstanding at end of period (in thousands)..          17          15        19         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.586  $   11.390  $  9.917   $  9.980
Accumulation unit value at end of period..................................  $   16.481  $   15.586  $ 11.390   $  9.917
Number of accumulation units outstanding at end of period (in thousands)..          18          30        23         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.029  $   13.202  $ 11.517   $ 11.613
Accumulation unit value at end of period..................................  $   19.025  $   18.029  $ 13.202   $ 11.517
Number of accumulation units outstanding at end of period (in thousands)..          46          49        51         52
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   35.618  $   26.279  $ 21.752   $ 21.935
Accumulation unit value at end of period..................................  $   39.401  $   35.618  $ 26.279   $ 21.752
Number of accumulation units outstanding at end of period (in thousands)..           4           7         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   35.361  $   26.129  $ 21.660   $ 22.659
Accumulation unit value at end of period..................................  $   39.059  $   35.361  $ 26.129   $ 21.660
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.211  $  7.238   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.555  $  9.211   $  7.238  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.127  $  6.396   $  8.832  $  10.186
Accumulation unit value at end of period..................................  $  10.180  $  8.127   $  6.396  $   8.832
Number of accumulation units outstanding at end of period (in thousands)..         43        21         20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.543  $  7.522   $ 10.402  $  12.007
Accumulation unit value at end of period..................................  $  11.936  $  9.543   $  7.522  $  10.402
Number of accumulation units outstanding at end of period (in thousands)..          6         2          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.075  $  5.747   $  9.152  $  10.125
Accumulation unit value at end of period..................................  $  10.089  $  8.075   $  5.747  $   9.152
Number of accumulation units outstanding at end of period (in thousands)..         44        27          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.476  $  7.483   $ 10.369  $  11.983
Accumulation unit value at end of period..................................  $  11.827  $  9.476   $  7.483  $  10.369
Number of accumulation units outstanding at end of period (in thousands)..         19        14          4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.012  $  6.340   $  8.802  $  10.184
Accumulation unit value at end of period..................................  $   9.980  $  8.012   $  6.340  $   8.802
Number of accumulation units outstanding at end of period (in thousands)..         23        16          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.341  $  7.407   $ 10.304  $  11.936
Accumulation unit value at end of period..................................  $  11.613  $  9.341   $  7.407  $  10.304
Number of accumulation units outstanding at end of period (in thousands)..         33        33          8          5
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  18.736  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.659  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-127

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   35.022  $   25.930  $ 21.538   $ 22.576
Accumulation unit value at end of period..................................  $   38.607  $   35.022  $ 25.930   $ 21.538
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   34.770  $   25.781  $ 21.447   $ 22.515
Accumulation unit value at end of period..................................  $   38.271  $   34.770  $ 25.781   $ 21.447
Number of accumulation units outstanding at end of period (in thousands)..           2           3         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   34.519  $   25.634  $ 21.356   $ 22.453
Accumulation unit value at end of period..................................  $   37.939  $   34.519  $ 25.634   $ 21.356
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   34.353  $   25.536  $ 21.296   $ 22.413
Accumulation unit value at end of period..................................  $   37.719  $   34.353  $ 25.536   $ 21.296
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   34.188  $   25.439  $ 21.236   $ 22.372
Accumulation unit value at end of period..................................  $   37.500  $   34.188  $ 25.439   $ 21.236
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   33.860  $   25.245  $ 21.117   $ 22.290
Accumulation unit value at end of period..................................  $   37.066  $   33.860  $ 25.245   $ 21.117
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   33.535  $   25.053  $ 20.998   $ 22.209
Accumulation unit value at end of period..................................  $   36.637  $   33.535  $ 25.053   $ 20.998
Number of accumulation units outstanding at end of period (in thousands)..           6           8         8          9
HARTFORD MODERATE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.085  $   11.941  $ 10.658   $ 10.778
Accumulation unit value at end of period..................................  $   13.151  $   13.085  $ 11.941   $ 10.658
Number of accumulation units outstanding at end of period (in thousands)..          37          34        43         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   19.909  $   18.196  $ 16.265   $ 16.497
Accumulation unit value at end of period..................................  $   19.979  $   19.909  $ 18.196   $ 16.265
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  18.706  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.576  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  18.682  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.515  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  18.659  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.453  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  18.644  $  6.370   $  8.818  $  10.185
Accumulation unit value at end of period..................................  $  22.413  $ 18.644   $  6.370  $   8.818
Number of accumulation units outstanding at end of period (in thousands)..          6         5          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  18.629  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.372  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  18.598  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.290  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  18.568  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.209  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
HARTFORD MODERATE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  14.690  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.497  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-128

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.779  $   11.703  $ 10.482   $ 10.653
Accumulation unit value at end of period..................................  $   12.798  $   12.779  $ 11.703   $ 10.482
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.650  $   11.602  $ 10.408   $ 10.593
Accumulation unit value at end of period..................................  $   12.650  $   12.650  $ 11.602   $ 10.408
Number of accumulation units outstanding at end of period (in thousands)..          17          13        23         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.523  $   11.503  $ 10.334   $ 10.534
Accumulation unit value at end of period..................................  $   12.504  $   12.523  $ 11.503   $ 10.334
Number of accumulation units outstanding at end of period (in thousands)..           8          17         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   19.341  $   17.783  $ 15.992   $ 16.318
Accumulation unit value at end of period..................................  $   19.293  $   19.341  $ 17.783   $ 15.992
Number of accumulation units outstanding at end of period (in thousands)..           6          15        19         45
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.355  $   11.371  $ 10.236   $ 10.455
Accumulation unit value at end of period..................................  $   12.312  $   12.355  $ 11.371   $ 10.236
Number of accumulation units outstanding at end of period (in thousands)..           1           0        13         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   19.063  $   17.580  $ 15.857   $ 16.229
Accumulation unit value at end of period..................................  $   18.959  $   19.063  $ 17.580   $ 15.857
Number of accumulation units outstanding at end of period (in thousands)..           7           5         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.025  $   11.112  $ 10.043   $ 10.299
Accumulation unit value at end of period..................................  $   11.935  $   12.025  $ 11.112   $ 10.043
Number of accumulation units outstanding at end of period (in thousands)..          29          23        15         11
HARTFORD MODERATE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.986  $   11.816  $ 10.513   $ 10.624
Accumulation unit value at end of period..................................  $   13.087  $   12.986  $ 11.816   $ 10.513
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.717  $   11.590  $ 10.327   $ 10.443
Accumulation unit value at end of period..................................  $   12.798  $   12.717  $ 11.590   $ 10.327
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.505  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.653  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.466  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.593  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.427  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.534  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  14.618  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.318  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         58         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.375  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.455  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  14.582  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.229  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.272  $  7.351   $ 10.576  $  10.000
Accumulation unit value at end of period..................................  $  10.299  $  9.272   $  7.351  $  10.576
Number of accumulation units outstanding at end of period (in thousands)..          3         1          -          -
HARTFORD MODERATE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.272  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.443  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-129

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.687  $   11.585  $ 10.344   $ 10.481
Accumulation unit value at end of period..................................  $   12.742  $   12.687  $ 11.585   $ 10.344
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.561  $   11.487  $ 10.272   $ 10.424
Accumulation unit value at end of period..................................  $   12.596  $   12.561  $ 11.487   $ 10.272
Number of accumulation units outstanding at end of period (in thousands)..          11           1         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.437  $   11.391  $ 10.201   $ 10.367
Accumulation unit value at end of period..................................  $   12.453  $   12.437  $ 11.391   $ 10.201
Number of accumulation units outstanding at end of period (in thousands)..           -           9         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.354  $   11.326  $ 10.153   $ 10.330
Accumulation unit value at end of period..................................  $   12.358  $   12.354  $ 11.326   $ 10.153
Number of accumulation units outstanding at end of period (in thousands)..          37          32        34         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.273  $   11.263  $ 10.106   $ 10.292
Accumulation unit value at end of period..................................  $   12.264  $   12.273  $ 11.263   $ 10.106
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.110  $   11.136  $ 10.013   $ 10.217
Accumulation unit value at end of period..................................  $   12.078  $   12.110  $ 11.136   $ 10.013
Number of accumulation units outstanding at end of period (in thousands)..          95          89        92         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.951  $   11.011  $  9.920   $ 10.143
Accumulation unit value at end of period..................................  $   11.895  $   11.951  $ 11.011   $  9.920
Number of accumulation units outstanding at end of period (in thousands)..          30          26        34        100
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.104  $   10.095  $  8.918   $  9.304
Accumulation unit value at end of period..................................  $   15.278  $   14.104  $ 10.095   $  8.918
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.047  $   10.069  $  8.908   $ 10.355
Accumulation unit value at end of period..................................  $   15.193  $   14.047  $ 10.069   $  8.908
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.324  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.481  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.288  $  7.295   $ 10.374  $  10.198
Accumulation unit value at end of period..................................  $  10.424  $  9.288   $  7.295  $  10.374
Number of accumulation units outstanding at end of period (in thousands)..          1         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.251  $  7.277   $ 10.364  $  10.197
Accumulation unit value at end of period..................................  $  10.367  $  9.251   $  7.277  $  10.364
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.226  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.330  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         24         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.202  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.292  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.153  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.217  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.105  $  7.206   $ 10.324  $  10.194
Accumulation unit value at end of period..................................  $  10.143  $  9.105   $  7.206  $  10.324
Number of accumulation units outstanding at end of period (in thousands)..         77        83          2          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-130

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.971  $   10.034  $  8.896   $ 10.354
Accumulation unit value at end of period..................................  $   15.080  $   13.971  $ 10.034   $  8.896
Number of accumulation units outstanding at end of period (in thousands)..          26           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.914  $   10.008  $  8.886   $ 10.353
Accumulation unit value at end of period..................................  $   14.996  $   13.914  $ 10.008   $  8.886
Number of accumulation units outstanding at end of period (in thousands)..           1          29         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.858  $    9.983  $  8.876   $ 10.353
Accumulation unit value at end of period..................................  $   14.913  $   13.858  $  9.983   $  8.876
Number of accumulation units outstanding at end of period (in thousands)..           9           9         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.820  $    9.966  $  8.870   $ 10.352
Accumulation unit value at end of period..................................  $   14.858  $   13.820  $  9.966   $  8.870
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.783  $    9.949  $  8.864   $ 10.352
Accumulation unit value at end of period..................................  $   14.803  $   13.783  $  9.949   $  8.864
Number of accumulation units outstanding at end of period (in thousands)..           6           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.708  $    9.915  $  8.851   $ 10.351
Accumulation unit value at end of period..................................  $   14.693  $   13.708  $  9.915   $  8.851
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.634  $    9.881  $  8.838   $ 10.350
Accumulation unit value at end of period..................................  $   14.585  $   13.634  $  9.881   $  8.838
Number of accumulation units outstanding at end of period (in thousands)..           7           6         5          4
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   35.339  $   26.363  $ 22.530   $ 21.992
Accumulation unit value at end of period..................................  $   38.668  $   35.339  $ 26.363   $ 22.529
Number of accumulation units outstanding at end of period (in thousands)..          11          12         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   35.084  $   26.213  $ 22.434   $ 22.334
Accumulation unit value at end of period..................................  $   38.332  $   35.084  $ 26.213   $ 22.434
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-131

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   34.747  $   26.013  $ 22.308   $ 22.253
Accumulation unit value at end of period..................................  $   37.889  $   34.747  $ 26.013   $ 22.308
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   34.497  $   25.864  $ 22.214   $ 22.192
Accumulation unit value at end of period..................................  $   37.559  $   34.497  $ 25.864   $ 22.214
Number of accumulation units outstanding at end of period (in thousands)..           8           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   34.249  $   25.716  $ 22.120   $ 22.132
Accumulation unit value at end of period..................................  $   37.233  $   34.249  $ 25.716   $ 22.120
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   34.084  $   25.618  $ 22.058   $ 22.091
Accumulation unit value at end of period..................................  $   37.017  $   34.084  $ 25.618   $ 22.058
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   33.920  $   25.521  $ 21.995   $ 22.051
Accumulation unit value at end of period..................................  $   36.802  $   33.920  $ 25.521   $ 21.995
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   33.595  $   25.326  $ 21.872   $ 21.971
Accumulation unit value at end of period..................................  $   36.376  $   33.595  $ 25.326   $ 21.872
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   33.272  $   25.133  $ 21.749   $ 21.891
Accumulation unit value at end of period..................................  $   35.955  $   33.272  $ 25.133   $ 21.749
Number of accumulation units outstanding at end of period (in thousands)..           3           2         1          1
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.961  $   15.499  $ 13.035   $ 13.007
Accumulation unit value at end of period..................................  $   22.873  $   20.961  $ 15.499   $ 13.035
Number of accumulation units outstanding at end of period (in thousands)..           4           4         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.923  $   11.791  $  9.932   $ 10.147
Accumulation unit value at end of period..................................  $   17.349  $   15.923  $ 11.791   $  9.932
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.790  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.147  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-132

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   20.135  $   14.940  $ 12.609   $ 12.908
Accumulation unit value at end of period..................................  $   21.895  $   20.135  $ 14.940   $ 12.609
Number of accumulation units outstanding at end of period (in thousands)..          29          28        20         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.764  $   14.687  $ 12.415   $ 12.728
Accumulation unit value at end of period..................................  $   21.460  $   19.764  $ 14.687   $ 12.414
Number of accumulation units outstanding at end of period (in thousands)..           4           5        17         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.710  $   14.669  $ 12.418   $ 12.750
Accumulation unit value at end of period..................................  $   21.369  $   19.710  $ 14.669   $ 12.418
Number of accumulation units outstanding at end of period (in thousands)..          17          19        22          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.054  $    9.725  $  8.241   $  8.469
Accumulation unit value at end of period..................................  $   14.138  $   13.054  $  9.725   $  8.241
Number of accumulation units outstanding at end of period (in thousands)..           7           8        13          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.926  $   14.114  $ 11.972   $ 12.317
Accumulation unit value at end of period..................................  $   20.478  $   18.926  $ 14.114   $ 11.972
Number of accumulation units outstanding at end of period (in thousands)..          30          29        25         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.798  $    9.562  $  8.127   $  8.378
Accumulation unit value at end of period..................................  $   13.819  $   12.798  $  9.562   $  8.127
Number of accumulation units outstanding at end of period (in thousands)..          34          38        27         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.012  $   13.486  $ 11.485   $ 11.863
Accumulation unit value at end of period..................................  $   19.411  $   18.012  $ 13.486   $ 11.485
Number of accumulation units outstanding at end of period (in thousands)..          31          29        41         40
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.905  $   18.330  $ 16.238   $ 16.045
Accumulation unit value at end of period..................................  $   24.983  $   22.905  $ 18.330   $ 16.238
Number of accumulation units outstanding at end of period (in thousands)..          10          17        11         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.005  $   12.025  $ 10.669   $ 10.818
Accumulation unit value at end of period..................................  $   16.341  $   15.005  $ 12.025   $ 10.669
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.205  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.908  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.065  $  8.591   $ 13.467  $  13.796
Accumulation unit value at end of period..................................  $  12.728  $ 11.065   $  8.591  $  13.467
Number of accumulation units outstanding at end of period (in thousands)..         50        44         41          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.101  $  8.631   $ 13.551  $  13.903
Accumulation unit value at end of period..................................  $  12.750  $ 11.101   $  8.631  $  13.551
Number of accumulation units outstanding at end of period (in thousands)..          8         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.382  $  5.745   $  9.029  $  10.056
Accumulation unit value at end of period..................................  $   8.469  $  7.382   $  5.745  $   9.029
Number of accumulation units outstanding at end of period (in thousands)..          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.745  $  8.372   $ 13.170  $  13.538
Accumulation unit value at end of period..................................  $  12.317  $ 10.745   $  8.372  $  13.170
Number of accumulation units outstanding at end of period (in thousands)..         32        26         22         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.324  $  5.717   $  9.012  $  10.055
Accumulation unit value at end of period..................................  $   8.378  $  7.324   $  5.717  $   9.012
Number of accumulation units outstanding at end of period (in thousands)..          9         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.391  $  8.128   $ 12.838  $  13.250
Accumulation unit value at end of period..................................  $  11.863  $ 10.391   $  8.128  $  12.838
Number of accumulation units outstanding at end of period (in thousands)..         53        44         23         44
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.640  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.818  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-133

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   21.973  $   17.646  $ 15.687   $ 15.938
Accumulation unit value at end of period..................................  $   23.882  $   21.973  $ 17.646   $ 15.687
Number of accumulation units outstanding at end of period (in thousands)..         370         177       130        152
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   21.585  $   17.360  $ 15.456   $ 15.727
Accumulation unit value at end of period..................................  $   23.426  $   21.585  $ 17.360   $ 15.456
Number of accumulation units outstanding at end of period (in thousands)..          55         251       318        323
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   21.204  $   17.079  $ 15.229   $ 15.519
Accumulation unit value at end of period..................................  $   22.978  $   21.204  $ 17.079   $ 15.229
Number of accumulation units outstanding at end of period (in thousands)..          56          59        59         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.374  $   10.783  $  9.624   $  9.817
Accumulation unit value at end of period..................................  $   14.478  $   13.374  $ 10.783   $  9.624
Number of accumulation units outstanding at end of period (in thousands)..          25          19        35         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   20.896  $   16.865  $ 15.068   $ 15.386
Accumulation unit value at end of period..................................  $   22.599  $   20.896  $ 16.865   $ 15.068
Number of accumulation units outstanding at end of period (in thousands)..          58          77       204        223
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.111  $   10.603  $  9.492   $  9.712
Accumulation unit value at end of period..................................  $   14.151  $   13.111  $ 10.603   $  9.492
Number of accumulation units outstanding at end of period (in thousands)..          23          35        26         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   19.746  $   16.000  $ 14.353   $ 14.714
Accumulation unit value at end of period..................................  $   21.270  $   19.746  $ 16.000   $ 14.352
Number of accumulation units outstanding at end of period (in thousands)..          86          93       109         99
INVESCO EUROPEAN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.749  $    9.510  $  7.855   $  8.115
Accumulation unit value at end of period..................................  $   11.019  $   11.749  $  9.510   $  7.855
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.351  $   10.012  $  8.282   $  8.737
Accumulation unit value at end of period..................................  $   11.566  $   12.351  $ 10.012   $  8.282
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  14.230  $ 11.562   $ 15.426  $  14.991
Accumulation unit value at end of period..................................  $  15.938  $ 14.230   $ 11.562  $  15.426
Number of accumulation units outstanding at end of period (in thousands)..        190       416        400        426
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  14.063  $ 11.443   $ 15.290  $  14.882
Accumulation unit value at end of period..................................  $  15.727  $ 14.063   $ 11.443  $  15.290
Number of accumulation units outstanding at end of period (in thousands)..        289       205        216        171
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.898  $ 11.326   $ 15.156  $  14.773
Accumulation unit value at end of period..................................  $  15.519  $ 13.898   $ 11.326  $  15.156
Number of accumulation units outstanding at end of period (in thousands)..         61       106        101        103
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.801  $  7.179   $  9.617  $  10.039
Accumulation unit value at end of period..................................  $   9.817  $  8.801   $  7.179  $   9.617
Number of accumulation units outstanding at end of period (in thousands)..          5         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  13.806  $ 11.274   $ 15.116  $  14.764
Accumulation unit value at end of period..................................  $  15.386  $ 13.806   $ 11.274  $  15.116
Number of accumulation units outstanding at end of period (in thousands)..        239       240        226        236
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.732  $  7.145   $  9.599  $  10.038
Accumulation unit value at end of period..................................  $   9.712  $  8.732   $  7.145  $   9.599
Number of accumulation units outstanding at end of period (in thousands)..         29        24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.256  $ 10.868   $ 14.631  $  14.347
Accumulation unit value at end of period..................................  $  14.714  $ 13.256   $ 10.868  $  14.631
Number of accumulation units outstanding at end of period (in thousands)..        106       104         79         65
INVESCO EUROPEAN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.784  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.737  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-134

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.053  $    8.978  $  7.441   $  7.866
Accumulation unit value at end of period..................................  $   10.330  $   11.053  $  8.978   $  7.441
Number of accumulation units outstanding at end of period (in thousands)..          27          43        15         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.367  $    9.247  $  7.675   $  8.126
Accumulation unit value at end of period..................................  $   10.608  $   11.367  $  9.247   $  7.675
Number of accumulation units outstanding at end of period (in thousands)..          13          13        36         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.756  $   13.651  $ 11.348   $ 12.032
Accumulation unit value at end of period..................................  $   15.613  $   16.756  $ 13.651   $ 11.348
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.181  $    9.118  $  7.588   $  8.053
Accumulation unit value at end of period..................................  $   10.408  $   11.181  $  9.118   $  7.587
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.505  $   13.473  $ 11.223   $ 11.923
Accumulation unit value at end of period..................................  $   15.348  $   16.505  $ 13.473   $ 11.223
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.961  $    8.966  $  7.483   $  7.966
Accumulation unit value at end of period..................................  $   10.173  $   10.961  $  8.966   $  7.483
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.013  $   13.125  $ 10.976   $ 11.708
Accumulation unit value at end of period..................................  $   14.832  $   16.013  $ 13.125   $ 10.976
Number of accumulation units outstanding at end of period (in thousands)..           2           2         3          5
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.391  $   10.005  $  8.732   $  8.595
Accumulation unit value at end of period..................................  $   14.750  $   13.391  $ 10.005   $  8.732
Number of accumulation units outstanding at end of period (in thousands)..           -         111       112        120
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.878  $   11.132  $  9.731   $  9.953
Accumulation unit value at end of period..................................  $   16.363  $   14.878  $ 11.132   $  9.731
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.022  $  5.138   $  9.681  $  10.000
Accumulation unit value at end of period..................................  $   7.866  $  7.022   $  5.138  $   9.681
Number of accumulation units outstanding at end of period (in thousands)..         14        11          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.265  $  5.324   $ 10.047  $  10.135
Accumulation unit value at end of period..................................  $   8.126  $  7.265   $  5.324  $  10.047
Number of accumulation units outstanding at end of period (in thousands)..         45        25         16         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.774  $  7.907   $ 14.944  $  15.088
Accumulation unit value at end of period..................................  $  12.032  $ 10.774   $  7.907  $  14.944
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.218  $  5.303   $ 10.032  $  10.134
Accumulation unit value at end of period..................................  $   8.053  $  7.218   $  5.303  $  10.032
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.697  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.923  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.162  $  5.277   $ 10.013  $  10.133
Accumulation unit value at end of period..................................  $   7.966  $  7.162   $  5.277  $  10.013
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.547  $  7.787   $ 14.805  $  15.000
Accumulation unit value at end of period..................................  $  11.708  $ 10.547   $  7.787  $  14.805
Number of accumulation units outstanding at end of period (in thousands)..          5         8          1          4
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.849  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.953  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-135

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.710  $   11.029  $  9.660   $  9.900
Accumulation unit value at end of period..................................  $   16.146  $   14.710  $ 11.029   $  9.659
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.956  $    9.729  $  8.533   $  8.759
Accumulation unit value at end of period..................................  $   14.200  $   12.956  $  9.729   $  8.533
Number of accumulation units outstanding at end of period (in thousands)..          30          27        27         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.842  $   11.913  $ 10.465   $ 10.758
Accumulation unit value at end of period..................................  $   17.336  $   15.842  $ 11.913   $ 10.465
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.744  $    9.593  $  8.436   $  8.680
Accumulation unit value at end of period..................................  $   13.932  $   12.744  $  9.593   $  8.436
Number of accumulation units outstanding at end of period (in thousands)..          28          28        33         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.604  $   11.758  $ 10.349   $ 10.660
Accumulation unit value at end of period..................................  $   17.042  $   15.604  $ 11.758   $ 10.349
Number of accumulation units outstanding at end of period (in thousands)..          55          70        57         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.494  $    9.433  $  8.320   $  8.587
Accumulation unit value at end of period..................................  $   13.618  $   12.494  $  9.433   $  8.320
Number of accumulation units outstanding at end of period (in thousands)..          19          21        14         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.139  $   11.453  $ 10.121   $ 10.467
Accumulation unit value at end of period..................................  $   16.468  $   15.139  $ 11.453   $ 10.121
Number of accumulation units outstanding at end of period (in thousands)..          35          36        46         42
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.787  $    9.931  $  8.624   $  8.897
Accumulation unit value at end of period..................................  $   11.776  $   11.787  $  9.931   $  8.624
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.000  $   10.125  $  8.806   $  9.487
Accumulation unit value at end of period..................................  $   11.970  $   12.000  $ 10.125   $  8.806
Number of accumulation units outstanding at end of period (in thousands)..          74          57        38         23

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.819  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.900  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.814  $  6.320   $  9.367  $  10.074
Accumulation unit value at end of period..................................  $   8.759  $  7.814   $  6.320  $   9.367
Number of accumulation units outstanding at end of period (in thousands)..         24         8          4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.612  $  7.786   $ 11.557  $  12.439
Accumulation unit value at end of period..................................  $  10.758  $  9.612   $  7.786  $  11.557
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.764  $  6.295   $  9.353  $  10.073
Accumulation unit value at end of period..................................  $   8.680  $  7.764   $  6.295  $   9.353
Number of accumulation units outstanding at end of period (in thousands)..         16         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.544  $  7.746   $ 11.520  $  12.415
Accumulation unit value at end of period..................................  $  10.660  $  9.544   $  7.746  $  11.520
Number of accumulation units outstanding at end of period (in thousands)..         36        16         13          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.703  $  6.264   $  9.336  $  10.072
Accumulation unit value at end of period..................................  $   8.587  $  7.703   $  6.264  $   9.336
Number of accumulation units outstanding at end of period (in thousands)..         21        14          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.409  $  7.667   $ 11.449  $  12.366
Accumulation unit value at end of period..................................  $  10.467  $  9.409   $  7.667  $  11.449
Number of accumulation units outstanding at end of period (in thousands)..         37        33          9          1
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.453  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.487  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         14         -          -          -


                                  APP I-136

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.864  $   10.031  $  8.742   $  9.437
Accumulation unit value at end of period..................................  $   11.811  $   11.864  $ 10.031   $  8.742
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.404  $    9.656  $  8.428   $  9.112
Accumulation unit value at end of period..................................  $   11.336  $   11.404  $  9.656   $  8.428
Number of accumulation units outstanding at end of period (in thousands)..          15          64         5          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.209  $   13.746  $ 12.015   $ 13.009
Accumulation unit value at end of period..................................  $   16.088  $   16.209  $ 13.746   $ 12.015
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.217  $    9.522  $  8.331   $  9.030
Accumulation unit value at end of period..................................  $   11.122  $   11.217  $  9.522   $  8.331
Number of accumulation units outstanding at end of period (in thousands)..           2           1        10          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.966  $   13.567  $ 11.882   $ 12.891
Accumulation unit value at end of period..................................  $   15.816  $   15.966  $ 13.567   $ 11.882
Number of accumulation units outstanding at end of period (in thousands)..           3           2         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.997  $    9.363  $  8.217   $  8.932
Accumulation unit value at end of period..................................  $   10.871  $   10.997  $  9.363   $  8.217
Number of accumulation units outstanding at end of period (in thousands)..           2           1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.491  $   13.216  $ 11.621   $ 12.659
Accumulation unit value at end of period..................................  $   15.284  $   15.491  $ 13.216   $ 11.621
Number of accumulation units outstanding at end of period (in thousands)..          13          15        13         12
INVESCO MID CAP CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.866  $   11.507  $ 10.425   $ 10.625
Accumulation unit value at end of period..................................  $   15.536  $   14.866  $ 11.507   $ 10.425
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.402  $   11.204  $ 10.201   $ 10.935
Accumulation unit value at end of period..................................  $   14.976  $   14.402  $ 11.204   $ 10.201
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.424  $  6.265   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.437  $  8.424   $  6.265  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.146  $  6.067   $ 10.295  $  10.168
Accumulation unit value at end of period..................................  $   9.112  $  8.146   $  6.067  $  10.295
Number of accumulation units outstanding at end of period (in thousands)..         11         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.648  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.009  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.093  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.030  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.566  $  8.645   $ 14.719  $  14.568
Accumulation unit value at end of period..................................  $  12.891  $ 11.566   $  8.645  $  14.719
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.030  $  6.014   $ 10.261  $  10.167
Accumulation unit value at end of period..................................  $   8.932  $  8.030   $  6.014  $  10.261
Number of accumulation units outstanding at end of period (in thousands)..          2        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.403  $  8.557   $ 14.629  $  14.512
Accumulation unit value at end of period..................................  $  12.659  $ 11.403   $  8.557  $  14.629
Number of accumulation units outstanding at end of period (in thousands)..         10        10         12          4
INVESCO MID CAP CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.767  $  7.541   $ 10.447  $  10.392
Accumulation unit value at end of period..................................  $  10.935  $  9.767   $  7.541  $  10.447
Number of accumulation units outstanding at end of period (in thousands)..          1         2          2          6


                                  APP I-137

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.744  $   13.045  $ 11.895   $ 12.770
Accumulation unit value at end of period..................................  $   17.385  $   16.744  $ 13.045   $ 11.895
Number of accumulation units outstanding at end of period (in thousands)..          10          11        10         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.176  $   11.055  $ 10.091   $ 10.844
Accumulation unit value at end of period..................................  $   14.704  $   14.176  $ 11.055   $ 10.091
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.493  $   12.875  $ 11.764   $ 12.655
Accumulation unit value at end of period..................................  $   17.090  $   16.493  $ 12.875   $ 11.764
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.909  $   10.880  $  9.960   $ 10.736
Accumulation unit value at end of period..................................  $   14.384  $   13.909  $ 10.880   $  9.960
Number of accumulation units outstanding at end of period (in thousands)..           -           3         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.002  $   12.542  $ 11.506   $ 12.426
Accumulation unit value at end of period..................................  $   16.516  $   16.002  $ 12.542   $ 11.506
Number of accumulation units outstanding at end of period (in thousands)..           1           3         6          5
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.956  $   11.646  $ 10.420   $ 10.758
Accumulation unit value at end of period..................................  $   17.221  $   15.956  $ 11.646   $ 10.420
Number of accumulation units outstanding at end of period (in thousands)..           -           -         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.253  $   11.149  $  9.991   $ 11.008
Accumulation unit value at end of period..................................  $   16.438  $   15.253  $ 11.149   $  9.991
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.081  $   11.046  $  9.918   $ 10.949
Accumulation unit value at end of period..................................  $   16.220  $   15.081  $ 11.046   $  9.918
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.445  $   11.329  $ 10.187   $ 11.264
Accumulation unit value at end of period..................................  $   16.587  $   15.445  $ 11.329   $ 10.187
Number of accumulation units outstanding at end of period (in thousands)..          16          12         5          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.423  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.770  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.710  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.844  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.342  $  8.788   $ 12.218  $  12.156
Accumulation unit value at end of period..................................  $  12.655  $ 11.342   $  8.788  $  12.218
Number of accumulation units outstanding at end of period (in thousands)..         10         8          7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.642  $  7.486   $ 10.428  $  10.377
Accumulation unit value at end of period..................................  $  10.736  $  9.642   $  7.486  $  10.428
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.182  $  8.699   $ 12.142  $  12.085
Accumulation unit value at end of period..................................  $  12.426  $ 11.182   $  8.699  $  12.142
Number of accumulation units outstanding at end of period (in thousands)..          5         4          2          1
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-138

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.591  $   13.658  $ 12.299   $ 13.619
Accumulation unit value at end of period..................................  $   19.936  $   18.591  $ 13.658   $ 12.299
Number of accumulation units outstanding at end of period (in thousands)..           -           2         8          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.196  $   11.174  $ 10.073   $ 11.165
Accumulation unit value at end of period..................................  $   16.278  $   15.196  $ 11.174   $ 10.073
Number of accumulation units outstanding at end of period (in thousands)..          19          18        16          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.312  $   13.480  $ 12.163   $ 13.496
Accumulation unit value at end of period..................................  $   19.597  $   18.312  $ 13.480   $ 12.163
Number of accumulation units outstanding at end of period (in thousands)..          16          21        16         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.902  $   10.991  $  9.938   $ 11.049
Accumulation unit value at end of period..................................  $   15.916  $   14.902  $ 10.991   $  9.938
Number of accumulation units outstanding at end of period (in thousands)..          14          10         5         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.767  $   13.130  $ 11.896   $ 13.252
Accumulation unit value at end of period..................................  $   18.937  $   17.767  $ 13.130   $ 11.896
Number of accumulation units outstanding at end of period (in thousands)..          14          12        17         14
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.453  $   18.128  $ 15.554   $ 15.394
Accumulation unit value at end of period..................................  $   23.641  $   18.453  $ 18.128   $ 15.554
Number of accumulation units outstanding at end of period (in thousands)..          26          28        43         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.857  $   11.666  $ 10.025   $  9.332
Accumulation unit value at end of period..................................  $   15.168  $   11.857  $ 11.666   $ 10.025
Number of accumulation units outstanding at end of period (in thousands)..           4           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   31.377  $   30.934  $ 26.635   $ 24.845
Accumulation unit value at end of period..................................  $   40.059  $   31.377  $ 30.934   $ 26.634
Number of accumulation units outstanding at end of period (in thousands)..          30          27        30         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   30.871  $   30.480  $ 26.283   $ 24.554
Accumulation unit value at end of period..................................  $   39.354  $   30.871  $ 30.480   $ 26.283
Number of accumulation units outstanding at end of period (in thousands)..          14          25        24         25

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.612  $  5.878   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.332  $  7.612   $  5.878  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  20.304  $ 15.711   $ 24.790  $  29.255
Accumulation unit value at end of period..................................  $  24.845  $ 20.304   $ 15.711  $  24.790
Number of accumulation units outstanding at end of period (in thousands)..         19        17          9         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  20.096  $ 15.573   $ 24.610  $  16.788
Accumulation unit value at end of period..................................  $  24.554  $ 20.096   $ 15.573  $  24.610
Number of accumulation units outstanding at end of period (in thousands)..         18        11          8          6


                                  APP I-139

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   22.805  $   22.550  $ 19.474   $ 18.220
Accumulation unit value at end of period..................................  $   29.028  $   22.805  $ 22.550   $ 19.474
Number of accumulation units outstanding at end of period (in thousands)..          10          10         9          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.562  $   10.455  $  9.038   $  8.464
Accumulation unit value at end of period..................................  $   13.431  $   10.562  $ 10.455   $  9.038
Number of accumulation units outstanding at end of period (in thousands)..          12          12        14         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   29.720  $   29.447  $ 25.482   $ 23.889
Accumulation unit value at end of period..................................  $   37.755  $   29.720  $ 29.447   $ 25.481
Number of accumulation units outstanding at end of period (in thousands)..          16          17        17         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.355  $   10.280  $  8.914   $  8.373
Accumulation unit value at end of period..................................  $   13.128  $   10.355  $ 10.280   $  8.914
Number of accumulation units outstanding at end of period (in thousands)..          23          18        18         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   28.458  $   28.309  $ 24.595   $ 23.150
Accumulation unit value at end of period..................................  $   36.007  $   28.458  $ 28.309   $ 24.595
Number of accumulation units outstanding at end of period (in thousands)..          25          24        25         30
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.966  $   11.631  $  9.961   $ 10.114
Accumulation unit value at end of period..................................  $   16.460  $   15.966  $ 11.631   $  9.961
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.901  $   11.601  $  9.950   $ 10.313
Accumulation unit value at end of period..................................  $   16.369  $   15.901  $ 11.601   $  9.950
Number of accumulation units outstanding at end of period (in thousands)..           5           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.903  $   11.626  $  9.991   $ 10.377
Accumulation unit value at end of period..................................  $   16.338  $   15.903  $ 11.626   $  9.991
Number of accumulation units outstanding at end of period (in thousands)..           3          11        11         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.447  $   11.309  $  9.734   $ 10.125
Accumulation unit value at end of period..................................  $   15.846  $   15.447  $ 11.309   $  9.734
Number of accumulation units outstanding at end of period (in thousands)..          50          57        57         34

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  14.935  $ 11.591   $ 18.344  $  16.788
Accumulation unit value at end of period..................................  $  18.220  $ 14.935   $ 11.591  $  18.344
Number of accumulation units outstanding at end of period (in thousands)..          4         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.945  $  5.395   $  8.548  $  16.788
Accumulation unit value at end of period..................................  $   8.464  $  6.945   $  5.395  $   8.548
Number of accumulation units outstanding at end of period (in thousands)..         19        14          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  19.620  $ 15.258   $ 24.196  $  16.788
Accumulation unit value at end of period..................................  $  23.889  $ 19.620   $ 15.258  $  24.196
Number of accumulation units outstanding at end of period (in thousands)..         22        24         17         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.891  $  5.369   $  8.532  $  16.788
Accumulation unit value at end of period..................................  $   8.373  $  6.891   $  5.369  $   8.532
Number of accumulation units outstanding at end of period (in thousands)..         19         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  19.090  $ 14.905   $ 23.732  $  16.788
Accumulation unit value at end of period..................................  $  23.150  $ 19.090   $ 14.905  $  23.732
Number of accumulation units outstanding at end of period (in thousands)..         20        19         12          5
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.336  $  7.098   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.313  $  8.336   $  7.098  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.404  $  7.171   $ 11.205  $  10.407
Accumulation unit value at end of period..................................  $  10.377  $  8.404   $  7.171  $  11.205
Number of accumulation units outstanding at end of period (in thousands)..         11        11          8          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.212  $  7.017   $ 10.982  $  10.208
Accumulation unit value at end of period..................................  $  10.125  $  8.212   $  7.017  $  10.982
Number of accumulation units outstanding at end of period (in thousands)..         21        13          2          -


                                  APP I-140

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.929  $   13.146  $ 11.332   $ 11.805
Accumulation unit value at end of period..................................  $   18.365  $   17.929  $ 13.146   $ 11.332
Number of accumulation units outstanding at end of period (in thousands)..           6          17        18          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.194  $   11.152  $  9.622   $ 10.034
Accumulation unit value at end of period..................................  $   15.548  $   15.194  $ 11.152   $  9.622
Number of accumulation units outstanding at end of period (in thousands)..           4           5         5         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.660  $   12.975  $ 11.207   $ 11.697
Accumulation unit value at end of period..................................  $   18.053  $   17.660  $ 12.975   $ 11.207
Number of accumulation units outstanding at end of period (in thousands)..           3           5         3         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.896  $   10.966  $  9.490   $  9.926
Accumulation unit value at end of period..................................  $   15.197  $   14.896  $ 10.966   $  9.490
Number of accumulation units outstanding at end of period (in thousands)..          36          20        19         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.134  $   12.639  $ 10.960   $ 11.486
Accumulation unit value at end of period..................................  $   17.445  $   17.134  $ 12.639   $ 10.960
Number of accumulation units outstanding at end of period (in thousands)..          21          20        23         25
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.860  $   11.604  $ 10.223   $ 10.148
Accumulation unit value at end of period..................................  $   16.204  $   15.860  $ 11.604   $ 10.223
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.974  $   12.438  $ 10.974   $ 11.036
Accumulation unit value at end of period..................................  $   17.316  $   16.974  $ 12.438   $ 10.974
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.783  $   12.322  $ 10.894   $ 10.977
Accumulation unit value at end of period..................................  $   17.087  $   16.783  $ 12.322   $ 10.894
Number of accumulation units outstanding at end of period (in thousands)..          12           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.344  $   11.283  $  9.990   $ 10.082
Accumulation unit value at end of period..................................  $   15.599  $   15.344  $ 11.283   $  9.990
Number of accumulation units outstanding at end of period (in thousands)..          25          24        16         14

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.589  $  8.206   $ 12.862  $  11.966
Accumulation unit value at end of period..................................  $  11.805  $  9.589   $  8.206  $  12.862
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.159  $  6.989   $ 10.965  $  10.208
Accumulation unit value at end of period..................................  $  10.034  $  8.159   $  6.989  $  10.965
Number of accumulation units outstanding at end of period (in thousands)..         20         5          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.521  $  8.164   $ 12.822  $  11.943
Accumulation unit value at end of period..................................  $  11.697  $  9.521   $  8.164  $  12.822
Number of accumulation units outstanding at end of period (in thousands)..         15        11          6          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.095  $  6.956   $ 10.945  $  10.207
Accumulation unit value at end of period..................................  $   9.926  $  8.095   $  6.956  $  10.945
Number of accumulation units outstanding at end of period (in thousands)..          9         6          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.386  $  8.081   $ 12.742  $  11.896
Accumulation unit value at end of period..................................  $  11.486  $  9.386   $  8.081  $  12.742
Number of accumulation units outstanding at end of period (in thousands)..         29        29          6          4
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.596  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.036  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.568  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.977  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.880  $  6.581   $  9.648  $  10.210
Accumulation unit value at end of period..................................  $  10.082  $  7.880   $  6.581  $   9.648
Number of accumulation units outstanding at end of period (in thousands)..         10         7          0          -


                                  APP I-141

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.478  $   13.607  $ 12.067   $ 12.195
Accumulation unit value at end of period..................................  $   18.756  $   18.478  $ 13.607   $ 12.066
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.093  $   11.126  $  9.876   $  9.991
Accumulation unit value at end of period..................................  $   15.305  $   15.093  $ 11.126   $  9.876
Number of accumulation units outstanding at end of period (in thousands)..           7           7        16          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.201  $   13.430  $ 11.933   $ 12.085
Accumulation unit value at end of period..................................  $   18.438  $   18.201  $ 13.430   $ 11.933
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.797  $   10.940  $  9.740   $  9.883
Accumulation unit value at end of period..................................  $   14.959  $   14.797  $ 10.940   $  9.740
Number of accumulation units outstanding at end of period (in thousands)..           5           5         5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.659  $   13.082  $ 11.671   $ 11.866
Accumulation unit value at end of period..................................  $   17.818  $   17.659  $ 13.082   $ 11.671
Number of accumulation units outstanding at end of period (in thousands)..           6           6         7         10
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   35.220  $   25.174  $ 21.271   $ 21.613
Accumulation unit value at end of period..................................  $   37.920  $   35.220  $ 25.174   $ 21.271
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   34.966  $   25.030  $ 21.181   $ 21.486
Accumulation unit value at end of period..................................  $   37.591  $   34.966  $ 25.030   $ 21.181
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   34.631  $   24.840  $ 21.062   $ 21.408
Accumulation unit value at end of period..................................  $   37.155  $   34.631  $ 24.840   $ 21.062
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   34.381  $   24.698  $ 20.973   $ 21.350
Accumulation unit value at end of period..................................  $   36.832  $   34.381  $ 24.698   $ 20.973
Number of accumulation units outstanding at end of period (in thousands)..           -           6         5          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.547  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.195  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.829  $  6.554   $  9.633  $  10.209
Accumulation unit value at end of period..................................  $   9.991  $  7.829   $  6.554  $   9.633
Number of accumulation units outstanding at end of period (in thousands)..          6         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.479  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.085  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.768  $  6.523   $  9.616  $  10.208
Accumulation unit value at end of period..................................  $   9.883  $  7.768   $  6.523  $   9.616
Number of accumulation units outstanding at end of period (in thousands)..          0         3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.345  $  7.863   $ 11.614  $  12.345
Accumulation unit value at end of period..................................  $  11.866  $  9.345   $  7.863  $  11.614
Number of accumulation units outstanding at end of period (in thousands)..          7         4          1          0
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-142

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   34.133  $   24.556  $ 20.884   $ 21.291
Accumulation unit value at end of period..................................  $   36.512  $   34.133  $ 24.556   $ 20.884
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   33.969  $   24.463  $ 20.826   $ 21.253
Accumulation unit value at end of period..................................  $   36.300  $   33.969  $ 24.463   $ 20.826
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   33.806  $   24.369  $ 20.767   $ 21.214
Accumulation unit value at end of period..................................  $   36.090  $   33.806  $ 24.369   $ 20.767
Number of accumulation units outstanding at end of period (in thousands)..           -           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   33.481  $   24.184  $ 20.650   $ 21.137
Accumulation unit value at end of period..................................  $   35.672  $   33.481  $ 24.184   $ 20.650
Number of accumulation units outstanding at end of period (in thousands)..           1           0         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   33.160  $   24.000  $ 20.534   $ 21.060
Accumulation unit value at end of period..................................  $   35.259  $   33.160  $ 24.000   $ 20.534
Number of accumulation units outstanding at end of period (in thousands)..           2           3         2          2
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   37.855  $   26.241  $ 21.422   $ 21.780
Accumulation unit value at end of period..................................  $   40.558  $   37.855  $ 26.241   $ 21.421
Number of accumulation units outstanding at end of period (in thousands)..          10          12        14         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   37.583  $   26.091  $ 21.331   $ 23.270
Accumulation unit value at end of period..................................  $   40.206  $   37.583  $ 26.091   $ 21.331
Number of accumulation units outstanding at end of period (in thousands)..           4           1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   37.222  $   25.892  $ 21.211   $ 23.186
Accumulation unit value at end of period..................................  $   39.740  $   37.222  $ 25.892   $ 21.211
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   36.954  $   25.744  $ 21.121   $ 23.122
Accumulation unit value at end of period..................................  $   39.395  $   36.954  $ 25.744   $ 21.121
Number of accumulation units outstanding at end of period (in thousands)..           9           8         4          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  17.993  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.270  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  17.963  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.186  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  17.941  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.122  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -


                                  APP I-143

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   36.688  $   25.597  $ 21.032   $ 23.059
Accumulation unit value at end of period..................................  $   39.053  $   36.688  $ 25.597   $ 21.032
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   36.511  $   25.500  $ 20.973   $ 23.017
Accumulation unit value at end of period..................................  $   38.826  $   36.511  $ 25.500   $ 20.973
Number of accumulation units outstanding at end of period (in thousands)..           1           7         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   36.336  $   25.402  $ 20.914   $ 22.975
Accumulation unit value at end of period..................................  $   38.601  $   36.336  $ 25.402   $ 20.914
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   35.987  $   25.209  $ 20.796   $ 22.892
Accumulation unit value at end of period..................................  $   38.154  $   35.987  $ 25.209   $ 20.796
Number of accumulation units outstanding at end of period (in thousands)..           2           1         0          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   35.642  $   25.017  $ 20.679   $ 22.809
Accumulation unit value at end of period..................................  $   37.712  $   35.642  $ 25.017   $ 20.679
Number of accumulation units outstanding at end of period (in thousands)..           8           8         5          3
INVESCO VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.383  $   10.854  $  9.223   $  9.152
Accumulation unit value at end of period..................................  $   15.334  $   14.383  $ 10.854   $  9.223
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.324  $   10.826  $  9.213   $ 10.282
Accumulation unit value at end of period..................................  $   15.248  $   14.324  $ 10.826   $  9.213
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.247  $   10.789  $  9.200   $ 10.281
Accumulation unit value at end of period..................................  $   15.136  $   14.247  $ 10.789   $  9.200
Number of accumulation units outstanding at end of period (in thousands)..          40          47        50         66
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.189  $   10.761  $  9.190   $ 10.280
Accumulation unit value at end of period..................................  $   15.051  $   14.189  $ 10.761   $  9.190
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  17.919  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.059  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  17.904  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  23.017  $ 17.904   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  17.889  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.975  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  17.860  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.892  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  17.831  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.809  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
INVESCO VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-144

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.131  $   10.734  $  9.181   $ 10.280
Accumulation unit value at end of period..................................  $   14.968  $   14.131  $ 10.734   $  9.181
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.093  $   10.715  $  9.174   $ 10.279
Accumulation unit value at end of period..................................  $   14.912  $   14.093  $ 10.715   $  9.174
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.055  $   10.697  $  9.167   $ 10.279
Accumulation unit value at end of period..................................  $   14.857  $   14.055  $ 10.697   $  9.167
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.979  $   10.660  $  9.154   $ 10.278
Accumulation unit value at end of period..................................  $   14.747  $   13.979  $ 10.660   $  9.154
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.903  $   10.624  $  9.141   $ 10.277
Accumulation unit value at end of period..................................  $   14.638  $   13.903  $ 10.624   $  9.141
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.695  $   15.038  $ 12.601   $ 13.486
Accumulation unit value at end of period..................................  $   17.759  $   18.695  $ 15.038   $ 12.601
Number of accumulation units outstanding at end of period (in thousands)..          17          16        15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.561  $   14.952  $ 12.548   $ 13.611
Accumulation unit value at end of period..................................  $   17.604  $   18.561  $ 14.952   $ 12.548
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.382  $   14.839  $ 12.477   $ 13.561
Accumulation unit value at end of period..................................  $   17.401  $   18.382  $ 14.839   $ 12.477
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.250  $   14.754  $ 12.425   $ 13.524
Accumulation unit value at end of period..................................  $   17.249  $   18.250  $ 14.754   $ 12.425
Number of accumulation units outstanding at end of period (in thousands)..          23          20        18         16

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  12.419  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.611  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.398  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.561  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         14         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.383  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.524  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -


                                  APP I-145

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.118  $   14.669  $ 12.372   $ 13.487
Accumulation unit value at end of period..................................  $   17.099  $   18.118  $ 14.669   $ 12.372
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   18.031  $   14.613  $ 12.337   $ 13.463
Accumulation unit value at end of period..................................  $   17.000  $   18.031  $ 14.613   $ 12.337
Number of accumulation units outstanding at end of period (in thousands)..          25          28        23         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.945  $   14.558  $ 12.303   $ 13.438
Accumulation unit value at end of period..................................  $   16.901  $   17.945  $ 14.558   $ 12.302
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.772  $   14.447  $ 12.233   $ 13.389
Accumulation unit value at end of period..................................  $   16.706  $   17.772  $ 14.447   $ 12.233
Number of accumulation units outstanding at end of period (in thousands)..          17          13         7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.602  $   14.337  $ 12.164   $ 13.341
Accumulation unit value at end of period..................................  $   16.512  $   17.602  $ 14.337   $ 12.164
Number of accumulation units outstanding at end of period (in thousands)..          24          24        30         20
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    8.161  $    7.543  $  7.506   $  8.004
Accumulation unit value at end of period..................................  $    7.087  $    8.161  $  7.543   $  7.506
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    6.580  $    6.091  $  6.070   $  7.733
Accumulation unit value at end of period..................................  $    5.705  $    6.580  $  6.091   $  6.070
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    6.627  $    6.147  $  6.138   $  7.836
Accumulation unit value at end of period..................................  $    5.735  $    6.627  $  6.147   $  6.138
Number of accumulation units outstanding at end of period (in thousands)..          36          79        52         45
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    7.895  $    7.334  $  7.335   $  9.378
Accumulation unit value at end of period..................................  $    6.822  $    7.895  $  7.334   $  7.335
Number of accumulation units outstanding at end of period (in thousands)..          56          45        60         67

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.368  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.487  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  12.358  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.463  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         34         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.347  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.438  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  12.327  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.389  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.307  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  13.341  $ 12.307   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         0          -          -
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   6.609  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.733  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   6.710  $  3.845   $  9.962  $  10.000
Accumulation unit value at end of period..................................  $   7.836  $  6.710   $  3.845  $   9.962
Number of accumulation units outstanding at end of period (in thousands)..         43        34         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.042  $  4.615   $ 11.976  $  10.186
Accumulation unit value at end of period..................................  $   9.378  $  8.042   $  4.615  $  11.976
Number of accumulation units outstanding at end of period (in thousands)..         54        39         22         17


                                  APP I-146

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.092  $   10.319  $ 10.336   $ 13.234
Accumulation unit value at end of period..................................  $    9.570  $   11.092  $ 10.319   $ 10.336
Number of accumulation units outstanding at end of period (in thousands)..          11          10         6          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    7.766  $    7.232  $  7.251   $  9.293
Accumulation unit value at end of period..................................  $    6.694  $    7.766  $  7.232   $  7.251
Number of accumulation units outstanding at end of period (in thousands)..          24          22        16         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.926  $   10.185  $ 10.222   $ 13.114
Accumulation unit value at end of period..................................  $    9.408  $   10.926  $ 10.185   $ 10.222
Number of accumulation units outstanding at end of period (in thousands)..          24          25        23         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    7.613  $    7.111  $  7.151   $  9.193
Accumulation unit value at end of period..................................  $    6.542  $    7.613  $  7.111   $  7.151
Number of accumulation units outstanding at end of period (in thousands)..          12          12        16         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.601  $    9.921  $  9.997   $ 12.878
Accumulation unit value at end of period..................................  $    9.091  $   10.601  $  9.921   $  9.997
Number of accumulation units outstanding at end of period (in thousands)..          60          59        56         60
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.250  $   11.978  $ 10.834   $ 10.971
Accumulation unit value at end of period..................................  $   18.104  $   16.250  $ 11.978   $ 10.834
Number of accumulation units outstanding at end of period (in thousands)..           -           -        41          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.616  $   10.790  $  9.774   $  9.592
Accumulation unit value at end of period..................................  $   16.259  $   14.616  $ 10.790   $  9.774
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.451  $   10.689  $  9.702   $  9.541
Accumulation unit value at end of period..................................  $   16.044  $   14.451  $ 10.689   $  9.702
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -         39
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.721  $   11.647  $ 10.587   $ 10.426
Accumulation unit value at end of period..................................  $   17.428  $   15.721  $ 11.647   $ 10.587
Number of accumulation units outstanding at end of period (in thousands)..          11          16        45         40

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.366  $  6.532   $ 16.977  $  14.452
Accumulation unit value at end of period..................................  $  13.234  $ 11.366   $  6.532  $  16.977
Number of accumulation units outstanding at end of period (in thousands)..          4         2          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.990  $  4.596   $ 11.958  $  10.185
Accumulation unit value at end of period..................................  $   9.293  $  7.990   $  4.596  $  11.958
Number of accumulation units outstanding at end of period (in thousands)..         19        10          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.286  $  6.499   $ 16.924  $  14.424
Accumulation unit value at end of period..................................  $  13.114  $ 11.286   $  6.499  $  16.924
Number of accumulation units outstanding at end of period (in thousands)..         19        12          9          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.927  $  4.574   $ 11.936  $  10.184
Accumulation unit value at end of period..................................  $   9.193  $  7.927   $  4.574  $  11.936
Number of accumulation units outstanding at end of period (in thousands)..         17        10          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.126  $  6.433   $ 16.820  $  14.368
Accumulation unit value at end of period..................................  $  12.878  $ 11.126   $  6.433  $  16.820
Number of accumulation units outstanding at end of period (in thousands)..         41        39         19          9
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.417  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.592  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.389  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.541  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         31         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.182  $  7.401   $ 12.011  $  10.165
Accumulation unit value at end of period..................................  $  10.426  $  9.182   $  7.401  $  12.011
Number of accumulation units outstanding at end of period (in thousands)..         32        21          0          -


                                  APP I-147

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.151  $   13.466  $ 12.260   $ 12.091
Accumulation unit value at end of period..................................  $   20.091  $   18.151  $ 13.466   $ 12.259
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.464  $   11.484  $ 10.466   $ 10.332
Accumulation unit value at end of period..................................  $   17.100  $   15.464  $ 11.484   $ 10.466
Number of accumulation units outstanding at end of period (in thousands)..          16          16        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.879  $   13.291  $ 12.124   $ 11.982
Accumulation unit value at end of period..................................  $   19.751  $   17.879  $ 13.291   $ 12.124
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   15.160  $   11.293  $ 10.322   $ 10.221
Accumulation unit value at end of period..................................  $   16.714  $   15.160  $ 11.293   $ 10.322
Number of accumulation units outstanding at end of period (in thousands)..           4           8         7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.347  $   12.947  $ 11.858   $ 11.766
Accumulation unit value at end of period..................................  $   19.086  $   17.347  $ 12.947   $ 11.858
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          3
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.024  $   15.797  $ 12.475   $ 12.865
Accumulation unit value at end of period..................................  $   25.066  $   24.024  $ 15.797   $ 12.475
Number of accumulation units outstanding at end of period (in thousands)..           -           6         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   21.444  $   14.122  $ 11.169   $ 11.667
Accumulation unit value at end of period..................................  $   22.341  $   21.444  $ 14.122   $ 11.169
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   23.472  $   15.488  $ 12.274   $ 12.847
Accumulation unit value at end of period..................................  $   24.404  $   23.472  $ 15.488   $ 12.274
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.239  $   15.358  $ 12.189   $ 12.777
Accumulation unit value at end of period..................................  $   24.126  $   23.239  $ 15.358   $ 12.189
Number of accumulation units outstanding at end of period (in thousands)..          20          17         6          6

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.664  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.091  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.122  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.332  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.589  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.982  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.051  $  7.336   $ 11.971  $  10.164
Accumulation unit value at end of period..................................  $  10.221  $  9.051   $  7.336  $  11.971
Number of accumulation units outstanding at end of period (in thousands)..          5         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.439  $  8.478   $ 13.863  $  11.784
Accumulation unit value at end of period..................................  $  11.766  $ 10.439   $  8.478  $  13.863
Number of accumulation units outstanding at end of period (in thousands)..          3         3          0          -
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.531  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.667  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.619  $  8.341   $ 11.563  $  10.569
Accumulation unit value at end of period..................................  $  12.847  $ 11.619   $  8.341  $  11.563
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.573  $  8.320   $ 11.552  $  10.568
Accumulation unit value at end of period..................................  $  12.777  $ 11.573   $  8.320  $  11.552
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          -


                                  APP I-148

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.009  $   15.228  $ 12.104   $ 12.707
Accumulation unit value at end of period..................................  $   23.851  $   23.009  $ 15.228   $ 12.104
Number of accumulation units outstanding at end of period (in thousands)..          10           9         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   21.921  $   14.523  $ 11.555   $ 12.142
Accumulation unit value at end of period..................................  $   22.701  $   21.921  $ 14.523   $ 11.555
Number of accumulation units outstanding at end of period (in thousands)..           4           4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   22.705  $   15.057  $ 11.992   $ 12.615
Accumulation unit value at end of period..................................  $   23.490  $   22.705  $ 15.057   $ 11.992
Number of accumulation units outstanding at end of period (in thousands)..           3           3         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   21.491  $   14.280  $ 11.396   $ 12.012
Accumulation unit value at end of period..................................  $   22.188  $   21.491  $ 14.280   $ 11.396
Number of accumulation units outstanding at end of period (in thousands)..           9           8         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.110  $   14.721  $ 11.772   $ 12.432
Accumulation unit value at end of period..................................  $   22.783  $   22.110  $ 14.721   $ 11.772
Number of accumulation units outstanding at end of period (in thousands)..          11          11        12         11
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.939  $   14.201  $ 12.602   $ 12.609
Accumulation unit value at end of period..................................  $   18.310  $   16.939  $ 14.201   $ 12.602
Number of accumulation units outstanding at end of period (in thousands)..          26          26        31         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.825  $   14.127  $ 12.555   $ 12.442
Accumulation unit value at end of period..................................  $   18.160  $   16.825  $ 14.127   $ 12.555
Number of accumulation units outstanding at end of period (in thousands)..          54          53        54         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.675  $   14.028  $ 12.493   $ 12.405
Accumulation unit value at end of period..................................  $   17.961  $   16.675  $ 14.028   $ 12.493
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.563  $   13.955  $ 12.446   $ 12.377
Accumulation unit value at end of period..................................  $   17.814  $   16.563  $ 13.955   $ 12.446
Number of accumulation units outstanding at end of period (in thousands)..           1           7         6          6

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.528  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.707  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.026  $  7.947   $ 11.061  $  10.134
Accumulation unit value at end of period..................................  $  12.142  $ 11.026   $  7.947  $  11.061
Number of accumulation units outstanding at end of period (in thousands)..          5         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.467  $  8.272   $ 11.526  $  10.566
Accumulation unit value at end of period..................................  $  12.615  $ 11.467   $  8.272  $  11.526
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.940  $  7.908   $ 11.041  $  10.133
Accumulation unit value at end of period..................................  $  12.012  $ 10.940   $  7.908  $  11.041
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.346  $  8.218   $ 11.497  $  10.563
Accumulation unit value at end of period..................................  $  12.432  $ 11.346   $  8.218  $  11.497
Number of accumulation units outstanding at end of period (in thousands)..          7         3          0          -
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.590  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.442  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.579  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.405  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.570  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.377  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -


                                  APP I-149

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.452  $   13.882  $ 12.400   $ 12.349
Accumulation unit value at end of period..................................  $   17.668  $   16.452  $ 13.882   $ 12.400
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.378  $   13.834  $ 12.369   $ 12.331
Accumulation unit value at end of period..................................  $   17.571  $   16.378  $ 13.834   $ 12.369
Number of accumulation units outstanding at end of period (in thousands)..          16          16        18          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.305  $   13.786  $ 12.338   $ 12.313
Accumulation unit value at end of period..................................  $   17.475  $   16.305  $ 13.786   $ 12.338
Number of accumulation units outstanding at end of period (in thousands)..           3           3         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.159  $   13.690  $ 12.277   $ 12.276
Accumulation unit value at end of period..................................  $   17.284  $   16.159  $ 13.690   $ 12.277
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.014  $   13.595  $ 12.216   $ 12.239
Accumulation unit value at end of period..................................  $   17.096  $   16.014  $ 13.595   $ 12.216
Number of accumulation units outstanding at end of period (in thousands)..          16          12        13          7
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.045  $   18.451  $ 15.726   $ 15.759
Accumulation unit value at end of period..................................  $   26.846  $   24.045  $ 18.451   $ 15.726
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   23.884  $   18.355  $ 15.667   $ 16.029
Accumulation unit value at end of period..................................  $   26.626  $   23.884  $ 18.355   $ 15.667
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   23.670  $   18.228  $ 15.590   $ 15.981
Accumulation unit value at end of period..................................  $   26.335  $   23.670  $ 18.228   $ 15.590
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.511  $   18.132  $ 15.531   $ 15.945
Accumulation unit value at end of period..................................  $   26.119  $   23.511  $ 18.132   $ 15.531
Number of accumulation units outstanding at end of period (in thousands)..           7          14        25         22

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.562  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.349  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.556  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.331  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.550  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.313  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.539  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.276  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.528  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.239  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  12.795  $  5.915   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  16.029  $ 12.795   $  5.915  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.783  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.981  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.773  $  6.397   $ 10.902  $  10.330
Accumulation unit value at end of period..................................  $  15.945  $ 12.773   $  6.397  $  10.902
Number of accumulation units outstanding at end of period (in thousands)..         19         8          1          -


                                  APP I-150

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.354  $   18.038  $ 15.474   $ 15.910
Accumulation unit value at end of period..................................  $   25.905  $   23.354  $ 18.038   $ 15.474
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.249  $   17.975  $ 15.435   $ 15.886
Accumulation unit value at end of period..................................  $   25.763  $   23.249  $ 17.975   $ 15.435
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.145  $   17.912  $ 15.397   $ 15.862
Accumulation unit value at end of period..................................  $   25.622  $   23.145  $ 17.912   $ 15.397
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   22.938  $   17.788  $ 15.320   $ 15.815
Accumulation unit value at end of period..................................  $   25.343  $   22.938  $ 17.788   $ 15.320
Number of accumulation units outstanding at end of period (in thousands)..           6           5         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.733  $   17.664  $ 15.244   $ 15.768
Accumulation unit value at end of period..................................  $   25.066  $   22.733  $ 17.664   $ 15.244
Number of accumulation units outstanding at end of period (in thousands)..           9           9        11          9
JANUS FLEXIBLE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.051  $   13.108  $ 12.187   $ 12.084
Accumulation unit value at end of period..................................  $   13.646  $   13.051  $ 13.108   $ 12.187
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.761  $   12.881  $ 12.036   $ 11.385
Accumulation unit value at end of period..................................  $   13.276  $   12.761  $ 12.881   $ 12.036
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.675  $   12.814  $ 11.991   $ 11.360
Accumulation unit value at end of period..................................  $   13.167  $   12.675  $ 12.814   $ 11.991
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.618  $   12.769  $ 11.961   $ 11.343
Accumulation unit value at end of period..................................  $   13.095  $   12.618  $ 12.769   $ 11.961
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.764  $  6.382   $ 10.892  $  10.329
Accumulation unit value at end of period..................................  $  15.910  $ 12.764   $  6.382  $  10.892
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  12.758  $  6.255   $ 10.687  $  10.140
Accumulation unit value at end of period..................................  $  15.886  $ 12.758   $  6.255  $  10.687
Number of accumulation units outstanding at end of period (in thousands)..          5         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.751  $  6.361   $ 10.878  $  10.328
Accumulation unit value at end of period..................................  $  15.862  $ 12.751   $  6.361  $  10.878
Number of accumulation units outstanding at end of period (in thousands)..          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  12.739  $  6.225   $ 10.667  $  10.139
Accumulation unit value at end of period..................................  $  15.815  $ 12.739   $  6.225  $  10.667
Number of accumulation units outstanding at end of period (in thousands)..          1         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.726  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  15.768  $ 12.726   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         5          -          -
JANUS FLEXIBLE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.661  $ 10.930   $ 10.348  $  10.359
Accumulation unit value at end of period..................................  $  11.385  $ 10.661   $ 10.930  $  10.348
Number of accumulation units outstanding at end of period (in thousands)..          2         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.653  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.360  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.648  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.343  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-151

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.562  $   12.725  $ 11.931   $ 11.326
Accumulation unit value at end of period..................................  $   13.024  $   12.562  $ 12.725   $ 11.931
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.450  $   12.636  $ 11.872   $ 11.292
Accumulation unit value at end of period..................................  $   12.882  $   12.450  $ 12.636   $ 11.872
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.338  $   12.548  $ 11.813   $ 11.259
Accumulation unit value at end of period..................................  $   12.741  $   12.338  $ 12.548   $ 11.813
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.718  $   20.283  $ 16.404   $ 17.120
Accumulation unit value at end of period..................................  $   29.007  $   26.718  $ 20.283   $ 16.404
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.458  $    9.472  $  7.672   $  8.290
Accumulation unit value at end of period..................................  $   13.505  $   12.458  $  9.472   $  7.672
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.617  $   11.897  $  9.656   $ 10.455
Accumulation unit value at end of period..................................  $   16.896  $   15.617  $ 11.897   $  9.656
Number of accumulation units outstanding at end of period (in thousands)..         196          51        41         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.069  $   17.600  $ 14.306   $ 15.513
Accumulation unit value at end of period..................................  $   24.921  $   23.069  $ 17.600   $ 14.306
Number of accumulation units outstanding at end of period (in thousands)..          48         168       242        235
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   24.734  $   18.899  $ 15.384   $ 16.708
Accumulation unit value at end of period..................................  $   26.679  $   24.734  $ 18.899   $ 15.384
Number of accumulation units outstanding at end of period (in thousands)..           5          10        11          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.047  $   11.508  $  9.378   $ 10.195
Accumulation unit value at end of period..................................  $   16.214  $   15.047  $ 11.508   $  9.378
Number of accumulation units outstanding at end of period (in thousands)..          12          15        18         31

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.642  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.326  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.632  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.292  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.622  $ 11.425   $ 10.898  $  10.917
Accumulation unit value at end of period..................................  $  11.259  $ 10.622   $ 11.425  $  10.898
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.861  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.290  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.934  $  6.945   $ 12.450  $  10.252
Accumulation unit value at end of period..................................  $  10.455  $  9.934   $  6.945  $  12.450
Number of accumulation units outstanding at end of period (in thousands)..         40        32         25         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  14.762  $ 10.336   $ 18.557  $  13.757
Accumulation unit value at end of period..................................  $  15.513  $ 14.762   $ 10.336  $  18.557
Number of accumulation units outstanding at end of period (in thousands)..        192       180        153        113
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  15.923  $ 11.165   $ 20.076  $  14.905
Accumulation unit value at end of period..................................  $  16.708  $ 15.923   $ 11.165  $  20.076
Number of accumulation units outstanding at end of period (in thousands)..          9        15         13          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.725  $  6.826   $ 12.287  $  10.141
Accumulation unit value at end of period..................................  $  10.195  $  9.725   $  6.826  $  12.287
Number of accumulation units outstanding at end of period (in thousands)..         58        34          9          -


                                  APP I-152

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   22.062  $   16.891  $ 13.777   $ 14.993
Accumulation unit value at end of period..................................  $   23.749  $   22.062  $ 16.891   $ 13.777
Number of accumulation units outstanding at end of period (in thousands)..          12          31        58         60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.751  $   11.317  $  9.249   $ 10.085
Accumulation unit value at end of period..................................  $   15.848  $   14.751  $ 11.317   $  9.249
Number of accumulation units outstanding at end of period (in thousands)..          25          24        20         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   23.033  $   17.705  $ 14.499   $ 15.842
Accumulation unit value at end of period..................................  $   24.696  $   23.033  $ 17.705   $ 14.499
Number of accumulation units outstanding at end of period (in thousands)..          28          26        35         29
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.719  $   11.372  $ 10.145   $ 11.704
Accumulation unit value at end of period..................................  $   10.946  $   12.719  $ 11.372   $ 10.145
Number of accumulation units outstanding at end of period (in thousands)..           -           0       171        137
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.633  $   11.312  $ 10.107   $ 15.090
Accumulation unit value at end of period..................................  $   10.857  $   12.633  $ 11.312   $ 10.107
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.520  $   11.234  $ 10.057   $ 15.045
Accumulation unit value at end of period..................................  $   10.738  $   12.520  $ 11.234   $ 10.057
Number of accumulation units outstanding at end of period (in thousands)..         112          30        64         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.436  $   11.175  $ 10.019   $ 15.012
Accumulation unit value at end of period..................................  $   10.650  $   12.436  $ 11.175   $ 10.019
Number of accumulation units outstanding at end of period (in thousands)..          44         162       189        211
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.353  $   11.117  $  9.982   $ 14.978
Accumulation unit value at end of period..................................  $   10.563  $   12.353  $ 11.117   $  9.982
Number of accumulation units outstanding at end of period (in thousands)..          15          13        32         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.297  $   11.078  $  9.957   $ 14.956
Accumulation unit value at end of period..................................  $   10.505  $   12.297  $ 11.078   $  9.957
Number of accumulation units outstanding at end of period (in thousands)..           6          12        16         24

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  14.317  $ 10.059   $ 18.123  $  13.482
Accumulation unit value at end of period..................................  $  14.993  $ 14.317   $ 10.059  $  18.123
Number of accumulation units outstanding at end of period (in thousands)..         55        58         30         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.650  $  6.794   $ 12.264  $  10.140
Accumulation unit value at end of period..................................  $  10.085  $  9.650   $  6.794  $  12.264
Number of accumulation units outstanding at end of period (in thousands)..         18         6          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  15.188  $ 10.714   $ 19.381  $  14.476
Accumulation unit value at end of period..................................  $  15.842  $ 15.188   $ 10.714  $  19.381
Number of accumulation units outstanding at end of period (in thousands)..         30        34         11          4
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  12.703  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.090  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.690  $  9.913   $  9.913  $   9.913
Accumulation unit value at end of period..................................  $  15.045  $ 12.690   $  9.913  $   9.913
Number of accumulation units outstanding at end of period (in thousands)..         32        26          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.681  $ 15.058   $ 29.684  $  23.649
Accumulation unit value at end of period..................................  $  15.012  $ 12.681   $ 15.058  $  29.684
Number of accumulation units outstanding at end of period (in thousands)..        191       132         55         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.672  $ 14.904   $ 29.423  $  23.477
Accumulation unit value at end of period..................................  $  14.978  $ 12.672   $ 14.904  $  29.423
Number of accumulation units outstanding at end of period (in thousands)..         15        17          4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  12.665  $  5.637   $ 11.141  $  10.182
Accumulation unit value at end of period..................................  $  14.956  $ 12.665   $  5.637  $  11.141
Number of accumulation units outstanding at end of period (in thousands)..         19        13         10          -


                                  APP I-153

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.242  $   11.039  $  9.932   $ 14.934
Accumulation unit value at end of period..................................  $   10.447  $   12.242  $ 11.039   $  9.932
Number of accumulation units outstanding at end of period (in thousands)..          19          12        80        113
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.133  $   10.963  $  9.883   $ 14.889
Accumulation unit value at end of period..................................  $   10.333  $   12.133  $ 10.963   $  9.883
Number of accumulation units outstanding at end of period (in thousands)..          27          27        17         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.024  $   10.886  $  9.834   $ 14.845
Accumulation unit value at end of period..................................  $   10.220  $   12.024  $ 10.886   $  9.834
Number of accumulation units outstanding at end of period (in thousands)..          43          51        57         50
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.847  $   13.099  $ 12.497   $ 12.384
Accumulation unit value at end of period..................................  $   13.495  $   12.847  $ 13.099   $ 12.497
Number of accumulation units outstanding at end of period (in thousands)..          22          44        46         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.755  $   13.024  $ 12.444   $ 11.628
Accumulation unit value at end of period..................................  $   13.378  $   12.755  $ 13.024   $ 12.444
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.632  $   12.925  $ 12.374   $ 11.585
Accumulation unit value at end of period..................................  $   13.223  $   12.632  $ 12.925   $ 12.374
Number of accumulation units outstanding at end of period (in thousands)..          25          23        18         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.541  $   12.851  $ 12.321   $ 11.554
Accumulation unit value at end of period..................................  $   13.108  $   12.541  $ 12.851   $ 12.321
Number of accumulation units outstanding at end of period (in thousands)..           -           1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.451  $   12.777  $ 12.269   $ 11.522
Accumulation unit value at end of period..................................  $   12.994  $   12.451  $ 12.777   $ 12.269
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.391  $   12.729  $ 12.235   $ 11.501
Accumulation unit value at end of period..................................  $   12.918  $   12.391  $ 12.729   $ 12.235
Number of accumulation units outstanding at end of period (in thousands)..          20          21        17         15

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.659  $ 14.797   $ 29.272  $  23.403
Accumulation unit value at end of period..................................  $  14.934  $ 12.659   $ 14.797  $  29.272
Number of accumulation units outstanding at end of period (in thousands)..        103       104         37         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.752  $  5.610   $ 11.121  $  10.181
Accumulation unit value at end of period..................................  $  14.889  $  8.752   $  5.610  $  11.121
Number of accumulation units outstanding at end of period (in thousands)..          9         -          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.634  $ 14.302   $ 28.405  $  22.801
Accumulation unit value at end of period..................................  $  14.845  $ 12.634   $ 14.302  $  28.405
Number of accumulation units outstanding at end of period (in thousands)..         56        46         22         14
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-154

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.331  $   12.680  $ 12.200   $ 11.480
Accumulation unit value at end of period..................................  $   12.843  $   12.331  $ 12.680   $ 12.200
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.213  $   12.584  $ 12.132   $ 11.438
Accumulation unit value at end of period..................................  $   12.694  $   12.213  $ 12.584   $ 12.132
Number of accumulation units outstanding at end of period (in thousands)..           7           7         7          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.096  $   12.488  $ 12.063   $ 11.397
Accumulation unit value at end of period..................................  $   12.547  $   12.096  $ 12.488   $ 12.063
Number of accumulation units outstanding at end of period (in thousands)..           8           8         6          5
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   33.761  $   24.867  $ 21.115   $ 20.670
Accumulation unit value at end of period..................................  $   36.123  $   33.761  $ 24.867   $ 21.115
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   33.518  $   24.725  $ 21.026   $ 20.522
Accumulation unit value at end of period..................................  $   35.809  $   33.518  $ 24.725   $ 21.026
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   33.196  $   24.536  $ 20.908   $ 20.447
Accumulation unit value at end of period..................................  $   35.395  $   33.196  $ 24.536   $ 20.908
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   32.957  $   24.396  $ 20.819   $ 20.392
Accumulation unit value at end of period..................................  $   35.087  $   32.957  $ 24.396   $ 20.819
Number of accumulation units outstanding at end of period (in thousands)..           -           0         8          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   32.720  $   24.257  $ 20.731   $ 20.336
Accumulation unit value at end of period..................................  $   34.782  $   32.720  $ 24.257   $ 20.731
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   32.562  $   24.164  $ 20.673   $ 20.299
Accumulation unit value at end of period..................................  $   34.580  $   32.562  $ 24.164   $ 20.673
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          4

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  16.312  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.522  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  16.285  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.447  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  16.265  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.392  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  16.245  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.336  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  16.232  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  20.299  $ 16.232   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         3          -          -


                                  APP I-155

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   32.406  $   24.072  $ 20.615   $ 20.262
Accumulation unit value at end of period..................................  $   34.379  $   32.406  $ 24.072   $ 20.615
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   32.095  $   23.889  $ 20.499   $ 20.188
Accumulation unit value at end of period..................................  $   33.981  $   32.095  $ 23.889   $ 20.499
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   31.787  $   23.707  $ 20.383   $ 20.115
Accumulation unit value at end of period..................................  $   33.588  $   31.787  $ 23.707   $ 20.383
Number of accumulation units outstanding at end of period (in thousands)..           1           2         1          2
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   38.703  $   26.177  $ 23.324   $ 23.442
Accumulation unit value at end of period..................................  $   38.619  $   38.703  $ 26.177   $ 23.324
Number of accumulation units outstanding at end of period (in thousands)..           -           -        18         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   38.424  $   26.028  $ 23.225   $ 24.112
Accumulation unit value at end of period..................................  $   38.283  $   38.424  $ 26.028   $ 23.225
Number of accumulation units outstanding at end of period (in thousands)..           7           5         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   38.055  $   25.829  $ 23.094   $ 24.024
Accumulation unit value at end of period..................................  $   37.840  $   38.055  $ 25.829   $ 23.094
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   37.781  $   25.682  $ 22.997   $ 23.958
Accumulation unit value at end of period..................................  $   37.511  $   37.781  $ 25.682   $ 22.997
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   37.509  $   25.535  $ 22.900   $ 23.893
Accumulation unit value at end of period..................................  $   37.185  $   37.509  $ 25.535   $ 22.900
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   37.329  $   25.438  $ 22.835   $ 23.850
Accumulation unit value at end of period..................................  $   36.969  $   37.329  $ 25.438   $ 22.835
Number of accumulation units outstanding at end of period (in thousands)..           5           1         1          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  16.218  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.262  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  16.192  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.188  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  16.165  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  20.115  $ 16.165   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-156

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   37.149  $   25.341  $ 22.771   $ 23.806
Accumulation unit value at end of period..................................  $   36.755  $   37.149  $ 25.341   $ 22.771
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   36.793  $   25.148  $ 22.643   $ 23.720
Accumulation unit value at end of period..................................  $   36.329  $   36.793  $ 25.148   $ 22.643
Number of accumulation units outstanding at end of period (in thousands)..           1           7         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   36.440  $   24.956  $ 22.515   $ 23.633
Accumulation unit value at end of period..................................  $   35.909  $   36.440  $ 24.956   $ 22.515
Number of accumulation units outstanding at end of period (in thousands)..           7           8        10         10
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   36.396  $   26.729  $ 22.241   $ 21.910
Accumulation unit value at end of period..................................  $   37.852  $   36.396  $ 26.729   $ 22.241
Number of accumulation units outstanding at end of period (in thousands)..          18          16        16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   36.134  $   26.577  $ 22.147   $ 23.138
Accumulation unit value at end of period..................................  $   37.523  $   36.134  $ 26.577   $ 22.147
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   35.787  $   26.374  $ 22.022   $ 23.054
Accumulation unit value at end of period..................................  $   37.088  $   35.787  $ 26.374   $ 22.022
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   35.529  $   26.224  $ 21.929   $ 22.991
Accumulation unit value at end of period..................................  $   36.766  $   35.529  $ 26.224   $ 21.929
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   35.273  $   26.074  $ 21.837   $ 22.928
Accumulation unit value at end of period..................................  $   36.446  $   35.273  $ 26.074   $ 21.837
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   35.103  $   25.974  $ 21.775   $ 22.887
Accumulation unit value at end of period..................................  $   36.235  $   35.103  $ 25.974   $ 21.775
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-157

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   34.935  $   25.875  $ 21.714   $ 22.845
Accumulation unit value at end of period..................................  $   36.025  $   34.935  $ 25.875   $ 21.714
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   34.599  $   25.678  $ 21.592   $ 22.762
Accumulation unit value at end of period..................................  $   35.608  $   34.599  $ 25.678   $ 21.591
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   34.267  $   25.483  $ 21.470   $ 22.679
Accumulation unit value at end of period..................................  $   35.196  $   34.267  $ 25.483   $ 21.470
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.216  $   11.088  $  9.859   $  9.941
Accumulation unit value at end of period..................................  $   12.894  $   12.216  $ 11.088   $  9.859
Number of accumulation units outstanding at end of period (in thousands)..          33          29        24          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.163  $   11.057  $  9.845   $ 10.394
Accumulation unit value at end of period..................................  $   12.819  $   12.163  $ 11.057   $  9.845
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.093  $   11.015  $  9.828   $ 10.389
Accumulation unit value at end of period..................................  $   12.719  $   12.093  $ 11.015   $  9.828
Number of accumulation units outstanding at end of period (in thousands)..          17          20         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.040  $   10.984  $  9.815   $ 10.386
Accumulation unit value at end of period..................................  $   12.646  $   12.040  $ 10.984   $  9.815
Number of accumulation units outstanding at end of period (in thousands)..          10           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.988  $   10.953  $  9.802   $ 10.383
Accumulation unit value at end of period..................................  $   12.572  $   11.988  $ 10.953   $  9.802
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.954  $   10.932  $  9.793   $ 10.381
Accumulation unit value at end of period..................................  $   12.523  $   11.954  $ 10.932   $  9.793
Number of accumulation units outstanding at end of period (in thousands)..          23          24        23          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-158

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.919  $   10.911  $  9.784   $ 10.378
Accumulation unit value at end of period..................................  $   12.475  $   11.919  $ 10.911   $  9.784
Number of accumulation units outstanding at end of period (in thousands)..           7           4         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.851  $   10.870  $  9.767   $ 10.374
Accumulation unit value at end of period..................................  $   12.378  $   11.851  $ 10.870   $  9.767
Number of accumulation units outstanding at end of period (in thousands)..          20           2         4         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.782  $   10.829  $  9.750   $ 10.369
Accumulation unit value at end of period..................................  $   12.282  $   11.782  $ 10.829   $  9.750
Number of accumulation units outstanding at end of period (in thousands)..          49          17         1          0
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.616  $   11.123  $  9.733   $  9.823
Accumulation unit value at end of period..................................  $   13.460  $   12.616  $ 11.123   $  9.733
Number of accumulation units outstanding at end of period (in thousands)..          26          36        34         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.561  $   11.091  $  9.720   $ 10.421
Accumulation unit value at end of period..................................  $   13.382  $   12.561  $ 11.091   $  9.720
Number of accumulation units outstanding at end of period (in thousands)..          26           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.489  $   11.049  $  9.702   $ 10.416
Accumulation unit value at end of period..................................  $   13.278  $   12.489  $ 11.049   $  9.702
Number of accumulation units outstanding at end of period (in thousands)..          32          23         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.435  $   11.018  $  9.689   $ 10.413
Accumulation unit value at end of period..................................  $   13.201  $   12.435  $ 11.018   $  9.689
Number of accumulation units outstanding at end of period (in thousands)..          57          11         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.381  $   10.987  $  9.677   $ 10.410
Accumulation unit value at end of period..................................  $   13.124  $   12.381  $ 10.987   $  9.677
Number of accumulation units outstanding at end of period (in thousands)..          10           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.346  $   10.966  $  9.668   $ 10.407
Accumulation unit value at end of period..................................  $   13.074  $   12.346  $ 10.966   $  9.668
Number of accumulation units outstanding at end of period (in thousands)..          20           7         6          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-159

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.310  $   10.946  $  9.659   $ 10.405
Accumulation unit value at end of period..................................  $   13.023  $   12.310  $ 10.946   $  9.659
Number of accumulation units outstanding at end of period (in thousands)..          47          18        14          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.239  $   10.904  $  9.642   $ 10.401
Accumulation unit value at end of period..................................  $   12.922  $   12.239  $ 10.904   $  9.642
Number of accumulation units outstanding at end of period (in thousands)..          43           1         1          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.169  $   10.863  $  9.625   $ 10.396
Accumulation unit value at end of period..................................  $   12.822  $   12.169  $ 10.863   $  9.625
Number of accumulation units outstanding at end of period (in thousands)..         106           8         4          2
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.906  $   11.045  $  9.536   $  9.665
Accumulation unit value at end of period..................................  $   13.828  $   12.906  $ 11.045   $  9.536
Number of accumulation units outstanding at end of period (in thousands)..          32          14        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.850  $   11.014  $  9.523   $ 10.454
Accumulation unit value at end of period..................................  $   13.748  $   12.850  $ 11.014   $  9.523
Number of accumulation units outstanding at end of period (in thousands)..          43           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.776  $   10.972  $  9.506   $ 10.449
Accumulation unit value at end of period..................................  $   13.642  $   12.776  $ 10.972   $  9.506
Number of accumulation units outstanding at end of period (in thousands)..          12           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.721  $   10.941  $  9.493   $ 10.446
Accumulation unit value at end of period..................................  $   13.562  $   12.721  $ 10.941   $  9.493
Number of accumulation units outstanding at end of period (in thousands)..          19           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.666  $   10.910  $  9.481   $ 10.443
Accumulation unit value at end of period..................................  $   13.483  $   12.666  $ 10.910   $  9.481
Number of accumulation units outstanding at end of period (in thousands)..           6           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.629  $   10.890  $  9.472   $ 10.440
Accumulation unit value at end of period..................................  $   13.431  $   12.629  $ 10.890   $  9.472
Number of accumulation units outstanding at end of period (in thousands)..          99          15        20          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-160

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.593  $   10.869  $  9.464   $ 10.438
Accumulation unit value at end of period..................................  $   13.379  $   12.593  $ 10.869   $  9.464
Number of accumulation units outstanding at end of period (in thousands)..          53          45        26          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.520  $   10.828  $  9.447   $ 10.434
Accumulation unit value at end of period..................................  $   13.275  $   12.520  $ 10.828   $  9.447
Number of accumulation units outstanding at end of period (in thousands)..          44          10         4         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.448  $   10.788  $  9.430   $ 10.429
Accumulation unit value at end of period..................................  $   13.173  $   12.448  $ 10.788   $  9.430
Number of accumulation units outstanding at end of period (in thousands)..         142          60        48          8
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.103  $   10.948  $  9.367   $  9.515
Accumulation unit value at end of period..................................  $   14.076  $   13.103  $ 10.948   $  9.367
Number of accumulation units outstanding at end of period (in thousands)..          10         101        80         68
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.046  $   10.917  $  9.355   $ 10.478
Accumulation unit value at end of period..................................  $   13.994  $   13.046  $ 10.917   $  9.355
Number of accumulation units outstanding at end of period (in thousands)..          31           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.971  $   10.876  $  9.338   $ 10.473
Accumulation unit value at end of period..................................  $   13.886  $   12.971  $ 10.876   $  9.338
Number of accumulation units outstanding at end of period (in thousands)..          12           5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.915  $   10.845  $  9.326   $ 10.470
Accumulation unit value at end of period..................................  $   13.805  $   12.915  $ 10.845   $  9.326
Number of accumulation units outstanding at end of period (in thousands)..          38          10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.859  $   10.815  $  9.313   $ 10.467
Accumulation unit value at end of period..................................  $   13.725  $   12.859  $ 10.815   $  9.313
Number of accumulation units outstanding at end of period (in thousands)..          23           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.822  $   10.794  $  9.305   $ 10.465
Accumulation unit value at end of period..................................  $   13.671  $   12.822  $ 10.794   $  9.305
Number of accumulation units outstanding at end of period (in thousands)..          40           4         4          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-161

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.785  $   10.774  $  9.297   $ 10.462
Accumulation unit value at end of period..................................  $   13.618  $   12.785  $ 10.774   $  9.297
Number of accumulation units outstanding at end of period (in thousands)..          68          13         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.711  $   10.733  $  9.280   $ 10.458
Accumulation unit value at end of period..................................  $   13.513  $   12.711  $ 10.733   $  9.280
Number of accumulation units outstanding at end of period (in thousands)..          57           2         1          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.638  $   10.693  $  9.264   $ 10.000
Accumulation unit value at end of period..................................  $   13.408  $   12.638  $ 10.693   $  9.264
Number of accumulation units outstanding at end of period (in thousands)..         110          38         9          7
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.314  $   10.926  $  9.269   $  9.430
Accumulation unit value at end of period..................................  $   14.323  $   13.314  $ 10.926   $  9.269
Number of accumulation units outstanding at end of period (in thousands)..          45          15        10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.257  $   10.895  $  9.256   $ 10.498
Accumulation unit value at end of period..................................  $   14.239  $   13.257  $ 10.895   $  9.256
Number of accumulation units outstanding at end of period (in thousands)..          13           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.181  $   10.854  $  9.240   $ 10.494
Accumulation unit value at end of period..................................  $   14.129  $   13.181  $ 10.854   $  9.240
Number of accumulation units outstanding at end of period (in thousands)..          16          10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.124  $   10.823  $  9.228   $ 10.490
Accumulation unit value at end of period..................................  $   14.047  $   13.124  $ 10.823   $  9.228
Number of accumulation units outstanding at end of period (in thousands)..          14          10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.067  $   10.792  $  9.215   $ 10.487
Accumulation unit value at end of period..................................  $   13.965  $   13.067  $ 10.792   $  9.215
Number of accumulation units outstanding at end of period (in thousands)..           5           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.029  $   10.772  $  9.207   $ 10.485
Accumulation unit value at end of period..................................  $   13.911  $   13.029  $ 10.772   $  9.207
Number of accumulation units outstanding at end of period (in thousands)..          18           7         6          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-162

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.992  $   10.752  $  9.199   $ 10.483
Accumulation unit value at end of period..................................  $   13.857  $   12.992  $ 10.752   $  9.199
Number of accumulation units outstanding at end of period (in thousands)..          28          23        16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.917  $   10.711  $  9.183   $ 10.478
Accumulation unit value at end of period..................................  $   13.750  $   12.917  $ 10.711   $  9.183
Number of accumulation units outstanding at end of period (in thousands)..          22           2         1          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.842  $   10.671  $  9.166   $ 10.474
Accumulation unit value at end of period..................................  $   13.643  $   12.842  $ 10.671   $  9.166
Number of accumulation units outstanding at end of period (in thousands)..          45           9         8          5
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.408  $   10.921  $  9.260   $  9.416
Accumulation unit value at end of period..................................  $   14.431  $   13.408  $ 10.921   $  9.260
Number of accumulation units outstanding at end of period (in thousands)..          26          57        47         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.350  $   10.890  $  9.247   $ 10.500
Accumulation unit value at end of period..................................  $   14.347  $   13.350  $ 10.890   $  9.247
Number of accumulation units outstanding at end of period (in thousands)..          27           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.273  $   10.849  $  9.231   $ 10.495
Accumulation unit value at end of period..................................  $   14.236  $   13.273  $ 10.849   $  9.231
Number of accumulation units outstanding at end of period (in thousands)..          13           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.216  $   10.818  $  9.219   $ 10.492
Accumulation unit value at end of period..................................  $   14.153  $   13.216  $ 10.818   $  9.219
Number of accumulation units outstanding at end of period (in thousands)..          15          10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.159  $   10.788  $  9.206   $ 10.488
Accumulation unit value at end of period..................................  $   14.071  $   13.159  $ 10.788   $  9.206
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.121  $   10.767  $  9.198   $ 10.486
Accumulation unit value at end of period..................................  $   14.016  $   13.121  $ 10.767   $  9.198
Number of accumulation units outstanding at end of period (in thousands)..          34           5         5          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-163

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.083  $   10.747  $  9.190   $ 10.484
Accumulation unit value at end of period..................................  $   13.962  $   13.083  $ 10.747   $  9.190
Number of accumulation units outstanding at end of period (in thousands)..          18          10         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.008  $   10.707  $  9.174   $ 10.479
Accumulation unit value at end of period..................................  $   13.854  $   13.008  $ 10.707   $  9.174
Number of accumulation units outstanding at end of period (in thousands)..          22           2         1          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.933  $   10.666  $  9.157   $ 10.475
Accumulation unit value at end of period..................................  $   13.747  $   12.933  $ 10.666   $  9.157
Number of accumulation units outstanding at end of period (in thousands)..          37           7         1          1
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.420  $   10.933  $  9.256   $  9.423
Accumulation unit value at end of period..................................  $   14.434  $   13.420  $ 10.933   $  9.255
Number of accumulation units outstanding at end of period (in thousands)..          31          13        10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.362  $   10.902  $  9.243   $ 10.490
Accumulation unit value at end of period..................................  $   14.350  $   13.362  $ 10.902   $  9.243
Number of accumulation units outstanding at end of period (in thousands)..           4           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.285  $   10.861  $  9.227   $ 10.486
Accumulation unit value at end of period..................................  $   14.239  $   13.285  $ 10.861   $  9.227
Number of accumulation units outstanding at end of period (in thousands)..           4           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.228  $   10.830  $  9.214   $ 10.483
Accumulation unit value at end of period..................................  $   14.156  $   13.228  $ 10.830   $  9.214
Number of accumulation units outstanding at end of period (in thousands)..          10           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.171  $   10.800  $  9.202   $ 10.479
Accumulation unit value at end of period..................................  $   14.074  $   13.171  $ 10.800   $  9.202
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.133  $   10.779  $  9.194   $ 10.477
Accumulation unit value at end of period..................................  $   14.019  $   13.133  $ 10.779   $  9.194
Number of accumulation units outstanding at end of period (in thousands)..           9           5         4          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-164

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.095  $   10.759  $  9.186   $ 10.475
Accumulation unit value at end of period..................................  $   13.965  $   13.095  $ 10.759   $  9.186
Number of accumulation units outstanding at end of period (in thousands)..          23           8         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.019  $   10.719  $  9.170   $ 10.470
Accumulation unit value at end of period..................................  $   13.857  $   13.019  $ 10.719   $  9.169
Number of accumulation units outstanding at end of period (in thousands)..          20           6         5          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.944  $   10.678  $  9.153   $ 10.466
Accumulation unit value at end of period..................................  $   13.749  $   12.944  $ 10.678   $  9.153
Number of accumulation units outstanding at end of period (in thousands)..          54           5         1          1
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.409  $   10.924  $  9.257   $  9.416
Accumulation unit value at end of period..................................  $   14.422  $   13.409  $ 10.924   $  9.257
Number of accumulation units outstanding at end of period (in thousands)..          11          86        71         54
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.352  $   10.893  $  9.245   $ 10.493
Accumulation unit value at end of period..................................  $   14.338  $   13.352  $ 10.893   $  9.245
Number of accumulation units outstanding at end of period (in thousands)..           7           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.275  $   10.852  $  9.228   $ 10.488
Accumulation unit value at end of period..................................  $   14.227  $   13.275  $ 10.852   $  9.228
Number of accumulation units outstanding at end of period (in thousands)..           6           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.217  $   10.821  $  9.216   $ 10.485
Accumulation unit value at end of period..................................  $   14.144  $   13.217  $ 10.821   $  9.216
Number of accumulation units outstanding at end of period (in thousands)..           6           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.160  $   10.790  $  9.204   $ 10.482
Accumulation unit value at end of period..................................  $   14.062  $   13.160  $ 10.790   $  9.204
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.122  $   10.770  $  9.195   $ 10.479
Accumulation unit value at end of period..................................  $   14.007  $   13.122  $ 10.770   $  9.195
Number of accumulation units outstanding at end of period (in thousands)..           5           1         1          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-165

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.084  $   10.750  $  9.187   $ 10.477
Accumulation unit value at end of period..................................  $   13.953  $   13.084  $ 10.750   $  9.187
Number of accumulation units outstanding at end of period (in thousands)..           7           4         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.009  $   10.709  $  9.171   $ 10.473
Accumulation unit value at end of period..................................  $   13.845  $   13.009  $ 10.709   $  9.171
Number of accumulation units outstanding at end of period (in thousands)..          16           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.934  $   10.669  $  9.155   $ 10.468
Accumulation unit value at end of period..................................  $   13.738  $   12.934  $ 10.669   $  9.155
Number of accumulation units outstanding at end of period (in thousands)..          30           4         0          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.063  $   10.642  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.060  $   13.063  $ 10.642   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.029  $   10.630  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.002  $   13.029  $ 10.630   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.984  $   10.615  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.926  $   12.984  $ 10.615   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.951  $   10.603  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.870  $   12.951  $ 10.603   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.918  $   10.592  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.813  $   12.918  $ 10.592   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.896  $   10.584  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.776  $   12.896  $ 10.584   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-166

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.873  $   10.577  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.738  $   12.873  $ 10.577   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.829  $   10.562  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.664  $   12.829  $ 10.562   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.785  $   10.546  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.590  $   12.785  $ 10.546   $      -
Number of accumulation units outstanding at end of period (in thousands)..           3           1         -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.852  $   11.013  $ 10.012   $ 10.067
Accumulation unit value at end of period..................................  $   12.438  $   11.852  $ 11.013   $ 10.012
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.801  $   10.982  $  9.999   $ 10.333
Accumulation unit value at end of period..................................  $   12.365  $   11.801  $ 10.982   $  9.999
Number of accumulation units outstanding at end of period (in thousands)..          13           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.733  $   10.940  $  9.981   $ 10.329
Accumulation unit value at end of period..................................  $   12.270  $   11.733  $ 10.940   $  9.981
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.682  $   10.909  $  9.968   $ 10.325
Accumulation unit value at end of period..................................  $   12.198  $   11.682  $ 10.909   $  9.968
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.631  $   10.879  $  9.955   $ 10.322
Accumulation unit value at end of period..................................  $   12.127  $   11.631  $ 10.879   $  9.955
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.598  $   10.858  $  9.946   $ 10.320
Accumulation unit value at end of period..................................  $   12.080  $   11.598  $ 10.858   $  9.946
Number of accumulation units outstanding at end of period (in thousands)..          26           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-167

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.564  $   10.838  $  9.937   $ 10.318
Accumulation unit value at end of period..................................  $   12.033  $   11.564  $ 10.838   $  9.937
Number of accumulation units outstanding at end of period (in thousands)..           2           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.498  $   10.797  $  9.920   $ 10.313
Accumulation unit value at end of period..................................  $   11.940  $   11.498  $ 10.797   $  9.919
Number of accumulation units outstanding at end of period (in thousands)..          22           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.432  $   10.756  $  9.902   $ 10.309
Accumulation unit value at end of period..................................  $   11.848  $   11.432  $ 10.756   $  9.902
Number of accumulation units outstanding at end of period (in thousands)..          17          17        11         20
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.128  $   11.080  $ 10.012   $ 10.066
Accumulation unit value at end of period..................................  $   12.701  $   12.128  $ 11.080   $ 10.012
Number of accumulation units outstanding at end of period (in thousands)..          43          67        47          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.419  $   11.363  $ 10.283   $ 10.170
Accumulation unit value at end of period..................................  $   12.987  $   12.419  $ 11.363   $ 10.283
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.888  $   10.899  $  9.883   $  9.794
Accumulation unit value at end of period..................................  $   12.406  $   11.888  $ 10.899   $  9.883
Number of accumulation units outstanding at end of period (in thousands)..          63          67        59        101
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.357  $   11.346  $ 10.304   $ 10.226
Accumulation unit value at end of period..................................  $   12.877  $   12.357  $ 11.346   $ 10.304
Number of accumulation units outstanding at end of period (in thousands)..         140         168       194        147
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.742  $   12.637  $ 11.493   $ 11.424
Accumulation unit value at end of period..................................  $   14.298  $   13.742  $ 12.637   $ 11.493
Number of accumulation units outstanding at end of period (in thousands)..         128         118        91         71
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.541  $   10.623  $  9.672   $  9.623
Accumulation unit value at end of period..................................  $   11.996  $   11.541  $ 10.623   $  9.671
Number of accumulation units outstanding at end of period (in thousands)..          38          43        52         30

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.213  $  7.537   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.170  $  9.213   $  7.537  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.889  $  7.287   $  9.824  $  10.128
Accumulation unit value at end of period..................................  $   9.794  $  8.889   $  7.287  $   9.824
Number of accumulation units outstanding at end of period (in thousands)..         60        50         23          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.296  $  7.631   $ 10.304  $  10.632
Accumulation unit value at end of period..................................  $  10.226  $  9.296   $  7.631  $  10.304
Number of accumulation units outstanding at end of period (in thousands)..        139       106         84         66
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.400  $  8.550   $ 11.563  $  11.941
Accumulation unit value at end of period..................................  $  11.424  $ 10.400   $  8.550  $  11.563
Number of accumulation units outstanding at end of period (in thousands)..         23        12          5         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.769  $  7.217   $  9.769  $  10.095
Accumulation unit value at end of period..................................  $   9.623  $  8.769   $  7.217  $   9.769
Number of accumulation units outstanding at end of period (in thousands)..         13         3          -          -


                                  APP I-168

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.536  $   12.472  $ 11.366   $ 11.320
Accumulation unit value at end of period..................................  $   14.056  $   13.536  $ 12.472   $ 11.366
Number of accumulation units outstanding at end of period (in thousands)..          77          66        62         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.315  $   10.446  $  9.539   $  9.519
Accumulation unit value at end of period..................................  $   11.725  $   11.315  $ 10.446   $  9.539
Number of accumulation units outstanding at end of period (in thousands)..          99          87        63         69
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.134  $   12.150  $ 11.116   $ 11.116
Accumulation unit value at end of period..................................  $   13.583  $   13.134  $ 12.150   $ 11.116
Number of accumulation units outstanding at end of period (in thousands)..         174         183       234        213
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.807  $   10.408  $  9.231   $  9.330
Accumulation unit value at end of period..................................  $   12.396  $   11.807  $ 10.408   $  9.231
Number of accumulation units outstanding at end of period (in thousands)..          85          93        74         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.374  $   10.924  $  9.703   $  9.803
Accumulation unit value at end of period..................................  $   12.971  $   12.374  $ 10.924   $  9.703
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.607  $   10.267  $  9.138   $  9.251
Accumulation unit value at end of period..................................  $   12.143  $   11.607  $ 10.267   $  9.138
Number of accumulation units outstanding at end of period (in thousands)..          90         100        86         99
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.156  $   10.769  $  9.599   $  9.732
Accumulation unit value at end of period..................................  $   12.698  $   12.156  $ 10.769   $  9.599
Number of accumulation units outstanding at end of period (in thousands)..         198         182       215        204
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.762  $   12.210  $ 10.900   $ 11.067
Accumulation unit value at end of period..................................  $   14.354  $   13.762  $ 12.210   $ 10.900
Number of accumulation units outstanding at end of period (in thousands)..         195         182       143         97
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.236  $    9.979  $  8.917   $  9.063
Accumulation unit value at end of period..................................  $   11.708  $   11.236  $  9.979   $  8.917
Number of accumulation units outstanding at end of period (in thousands)..          65          90       149         63

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.326  $  8.507   $ 11.527  $  11.918
Accumulation unit value at end of period..................................  $  11.320  $ 10.326   $  8.507  $  11.527
Number of accumulation units outstanding at end of period (in thousands)..         85        73         59         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.701  $  7.182   $  9.752  $  10.094
Accumulation unit value at end of period..................................  $   9.519  $  8.701   $  7.182  $   9.752
Number of accumulation units outstanding at end of period (in thousands)..         68        25         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.181  $  8.421   $ 11.456  $  11.872
Accumulation unit value at end of period..................................  $  11.116  $ 10.181   $  8.421  $  11.456
Number of accumulation units outstanding at end of period (in thousands)..        165       129         73         27
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.803  $  7.024   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.803  $  8.803   $  7.024  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.323  $  6.655   $  9.705  $  10.186
Accumulation unit value at end of period..................................  $   9.251  $  8.323   $  6.655  $   9.705
Number of accumulation units outstanding at end of period (in thousands)..         59        40         15          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.769  $  7.022   $ 10.255  $  10.773
Accumulation unit value at end of period..................................  $   9.732  $  8.769   $  7.022  $  10.255
Number of accumulation units outstanding at end of period (in thousands)..        212       138         91         71
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.988  $  8.009   $ 11.716  $  12.318
Accumulation unit value at end of period..................................  $  11.067  $  9.988   $  8.009  $  11.716
Number of accumulation units outstanding at end of period (in thousands)..          4        17         24         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.187  $  6.572   $  9.623  $  10.123
Accumulation unit value at end of period..................................  $   9.063  $  8.187   $  6.572  $   9.623
Number of accumulation units outstanding at end of period (in thousands)..         60         5          0          -


                                  APP I-169

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.556  $   12.051  $ 10.780   $ 10.967
Accumulation unit value at end of period..................................  $   14.111  $   13.556  $ 12.051   $ 10.780
Number of accumulation units outstanding at end of period (in thousands)..         211         178       137        128
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.016  $    9.813  $  8.795   $  8.966
Accumulation unit value at end of period..................................  $   11.444  $   11.016  $  9.813   $  8.795
Number of accumulation units outstanding at end of period (in thousands)..         106         112       110         85
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.153  $   11.740  $ 10.543   $ 10.769
Accumulation unit value at end of period..................................  $   13.636  $   13.153  $ 11.740   $ 10.543
Number of accumulation units outstanding at end of period (in thousands)..         203         220       203        152
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.484  $    9.841  $  8.601   $  8.728
Accumulation unit value at end of period..................................  $   12.084  $   11.484  $  9.841   $  8.601
Number of accumulation units outstanding at end of period (in thousands)..          74          90        81         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.284  $   10.542  $  9.228   $  9.493
Accumulation unit value at end of period..................................  $   12.907  $   12.284  $ 10.542   $  9.228
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.308  $    9.724  $  8.529   $  8.792
Accumulation unit value at end of period..................................  $   11.858  $   11.308  $  9.724   $  8.529
Number of accumulation units outstanding at end of period (in thousands)..          94         111        98        129
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.924  $   10.269  $  9.020   $  9.312
Accumulation unit value at end of period..................................  $   12.485  $   11.924  $ 10.269   $  9.020
Number of accumulation units outstanding at end of period (in thousands)..         252         260       251        216
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.710  $   11.825  $ 10.403   $ 10.756
Accumulation unit value at end of period..................................  $   14.334  $   13.710  $ 11.825   $ 10.403
Number of accumulation units outstanding at end of period (in thousands)..         184         185       186        130
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.928  $    9.435  $  8.309   $  8.599
Accumulation unit value at end of period..................................  $   11.414  $   10.928  $  9.435   $  8.309
Number of accumulation units outstanding at end of period (in thousands)..          89          97        90         55

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.917  $  7.969   $ 11.680  $  12.294
Accumulation unit value at end of period..................................  $  10.967  $  9.917   $  7.969  $  11.680
Number of accumulation units outstanding at end of period (in thousands)..        186       146        119         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.123  $  6.540   $  9.606  $  10.123
Accumulation unit value at end of period..................................  $   8.966  $  8.123   $  6.540  $   9.606
Number of accumulation units outstanding at end of period (in thousands)..         67        29          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.777  $  7.888   $ 11.607  $  12.247
Accumulation unit value at end of period..................................  $  10.769  $  9.777   $  7.888  $  11.607
Number of accumulation units outstanding at end of period (in thousands)..        115        75         41          8
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.458  $  6.626   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.493  $  8.458   $  6.626  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.849  $  6.161   $  9.595  $  10.228
Accumulation unit value at end of period..................................  $   8.792  $  7.849   $  6.161  $   9.595
Number of accumulation units outstanding at end of period (in thousands)..         84        68         34         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.326  $  6.545   $ 10.209  $  10.892
Accumulation unit value at end of period..................................  $   9.312  $  8.326   $  6.545  $  10.209
Number of accumulation units outstanding at end of period (in thousands)..        180       116         88         66
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.631  $  7.583   $ 11.845  $  12.648
Accumulation unit value at end of period..................................  $  10.756  $  9.631   $  7.583  $  11.845
Number of accumulation units outstanding at end of period (in thousands)..          7         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.708  $  6.074   $  9.498  $  10.148
Accumulation unit value at end of period..................................  $   8.599  $  7.708   $  6.074  $   9.498
Number of accumulation units outstanding at end of period (in thousands)..         29         6          -          -


                                  APP I-170

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.505  $   11.671  $ 10.288   $ 10.658
Accumulation unit value at end of period..................................  $   14.091  $   13.505  $ 11.671   $ 10.288
Number of accumulation units outstanding at end of period (in thousands)..         132         116        89         79
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.714  $    9.278  $  8.195   $  8.507
Accumulation unit value at end of period..................................  $   11.156  $   10.714  $  9.278   $  8.195
Number of accumulation units outstanding at end of period (in thousands)..         116          82        64         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.103  $   11.369  $ 10.062   $ 10.466
Accumulation unit value at end of period..................................  $   13.617  $   13.103  $ 11.369   $ 10.062
Number of accumulation units outstanding at end of period (in thousands)..         183         178       176        149
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.218  $   10.956  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.823  $   12.218  $ 10.956   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.182  $   10.940  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.766  $   12.182  $ 10.940   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.134  $   10.919  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.691  $   12.134  $ 10.919   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.099  $   10.903  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.635  $   12.099  $ 10.903   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.063  $   10.887  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.578  $   12.063  $ 10.887   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.039  $   10.877  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.541  $   12.039  $ 10.877   $      -
Number of accumulation units outstanding at end of period (in thousands)..          15           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.563  $  7.544   $ 11.808  $  12.623
Accumulation unit value at end of period..................................  $  10.658  $  9.563   $  7.544  $  11.808
Number of accumulation units outstanding at end of period (in thousands)..        159       137        106         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.648  $  6.045   $  9.481  $  10.147
Accumulation unit value at end of period..................................  $   8.507  $  7.648   $  6.045  $   9.481
Number of accumulation units outstanding at end of period (in thousands)..         41        10          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.428  $  7.467   $ 11.735  $  12.575
Accumulation unit value at end of period..................................  $  10.466  $  9.428   $  7.467  $  11.735
Number of accumulation units outstanding at end of period (in thousands)..        102        77         34          8
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-171

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.016  $   10.866  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.504  $   12.016  $ 10.866   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.968  $   10.845  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.430  $   11.968  $ 10.845   $      -
Number of accumulation units outstanding at end of period (in thousands)..          30           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.921  $   10.824  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.357  $   11.921  $ 10.824   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           4         0          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.756  $   11.085  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.416  $   12.756  $ 11.085   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.719  $   11.069  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.356  $   12.719  $ 11.069   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.669  $   11.047  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.277  $   12.669  $ 11.047   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.631  $   11.031  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.218  $   12.631  $ 11.031   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.594  $   11.015  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.159  $   12.594  $ 11.015   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.569  $   11.005  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.120  $   12.569  $ 11.005   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-172

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.545  $   10.994  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.081  $   12.545  $ 10.994   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.496  $   10.973  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.004  $   12.496  $ 10.973   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.446  $   10.952  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.927  $   12.446  $ 10.952   $      -
Number of accumulation units outstanding at end of period (in thousands)..           6           1         0          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.240  $   11.204  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.951  $   13.240  $ 11.204   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.201  $   11.188  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.889  $   13.201  $ 11.188   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.149  $   11.166  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.807  $   13.149  $ 11.166   $      -
Number of accumulation units outstanding at end of period (in thousands)..           5           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.111  $   11.150  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.746  $   13.111  $ 11.150   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.072  $   11.134  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.685  $   13.072  $ 11.134   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.046  $   11.123  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.644  $   13.046  $ 11.123   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-173

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.021  $   11.113  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.604  $   13.021  $ 11.113   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.970  $   11.091  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.523  $   12.970  $ 11.091   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.919  $   11.070  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.443  $   12.919  $ 11.070   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.609  $   11.274  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.371  $   13.609  $ 11.274   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.569  $   11.258  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.307  $   13.569  $ 11.258   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.515  $   11.236  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.222  $   13.515  $ 11.236   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.476  $   11.220  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.159  $   13.476  $ 11.220   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.436  $   11.204  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.096  $   13.436  $ 11.204   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.410  $   11.193  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.055  $   13.410  $ 11.193   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-174

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.383  $   11.182  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   14.013  $   13.383  $ 11.182   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.331  $   11.160  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.930  $   13.331  $ 11.160   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.278  $   11.139  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.848  $   13.278  $ 11.139   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.088  $   12.354  $ 11.390   $ 11.401
Accumulation unit value at end of period..................................  $   13.684  $   13.088  $ 12.354   $ 11.390
Number of accumulation units outstanding at end of period (in thousands)..          41          39        48          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.862  $   12.159  $ 11.228   $ 10.854
Accumulation unit value at end of period..................................  $   13.428  $   12.862  $ 12.159   $ 11.228
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.774  $   12.100  $ 11.195   $ 10.844
Accumulation unit value at end of period..................................  $   13.309  $   12.774  $ 12.100   $ 11.195
Number of accumulation units outstanding at end of period (in thousands)..          17          17        20         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.801  $   12.145  $ 11.253   $ 10.917
Accumulation unit value at end of period..................................  $   13.318  $   12.801  $ 12.145   $ 11.253
Number of accumulation units outstanding at end of period (in thousands)..           8          16        24         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.048  $   13.347  $ 12.386   $ 12.034
Accumulation unit value at end of period..................................  $   14.593  $   14.048  $ 13.347   $ 12.386
Number of accumulation units outstanding at end of period (in thousands)..          56          60        58         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.455  $   11.845  $ 11.003   $ 10.701
Accumulation unit value at end of period..................................  $   12.925  $   12.455  $ 11.845   $ 11.003
Number of accumulation units outstanding at end of period (in thousands)..           8           7         8         12

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.962  $  8.457   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.854  $  9.962   $  8.457  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.973  $  8.484   $ 10.044  $  10.032
Accumulation unit value at end of period..................................  $  10.844  $  9.973   $  8.484  $  10.044
Number of accumulation units outstanding at end of period (in thousands)..         55        47          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.055  $  8.566   $ 10.157  $  10.154
Accumulation unit value at end of period..................................  $  10.917  $ 10.055   $  8.566  $  10.157
Number of accumulation units outstanding at end of period (in thousands)..         48        38          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.100  $  9.471   $ 11.247  $  11.253
Accumulation unit value at end of period..................................  $  12.034  $ 11.100   $  9.471  $  11.247
Number of accumulation units outstanding at end of period (in thousands)..         23         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.881  $  8.439   $ 10.032  $  10.043
Accumulation unit value at end of period..................................  $  10.701  $  9.881   $  8.439  $  10.032
Number of accumulation units outstanding at end of period (in thousands)..          7         5          -          -


                                  APP I-175

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.838  $   13.174  $ 12.250   $ 11.925
Accumulation unit value at end of period..................................  $   14.346  $   13.838  $ 13.174   $ 12.249
Number of accumulation units outstanding at end of period (in thousands)..          14          12        18         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.210  $   11.648  $ 10.852   $ 10.586
Accumulation unit value at end of period..................................  $   12.634  $   12.210  $ 11.648   $ 10.852
Number of accumulation units outstanding at end of period (in thousands)..          16          16        12         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.426  $   12.833  $ 11.981   $ 11.710
Accumulation unit value at end of period..................................  $   13.864  $   13.426  $ 12.833   $ 11.981
Number of accumulation units outstanding at end of period (in thousands)..          49          49        58         67
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.845  $   13.291  $ 12.026   $ 12.340
Accumulation unit value at end of period..................................  $   17.056  $   16.845  $ 13.291   $ 12.026
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.748  $   13.234  $ 11.992   $ 11.832
Accumulation unit value at end of period..................................  $   16.932  $   16.748  $ 13.234   $ 11.992
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.620  $   13.159  $ 11.948   $ 11.812
Accumulation unit value at end of period..................................  $   16.769  $   16.620  $ 13.159   $ 11.948
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.524  $   13.103  $ 11.915   $ 11.797
Accumulation unit value at end of period..................................  $   16.648  $   16.524  $ 13.103   $ 11.915
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.429  $   13.047  $ 11.882   $ 11.782
Accumulation unit value at end of period..................................  $   16.527  $   16.429  $ 13.047   $ 11.882
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.366  $   13.010  $ 11.860   $ 11.772
Accumulation unit value at end of period..................................  $   16.447  $   16.366  $ 13.010   $ 11.860
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.022  $  9.423   $ 11.212  $  11.232
Accumulation unit value at end of period..................................  $  11.925  $ 11.022   $  9.423  $  11.212
Number of accumulation units outstanding at end of period (in thousands)..         43        57          4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.804  $  8.398   $ 10.013  $  10.042
Accumulation unit value at end of period..................................  $  10.586  $  9.804   $  8.398  $  10.013
Number of accumulation units outstanding at end of period (in thousands)..          7         4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.866  $  9.327   $ 11.143  $  11.188
Accumulation unit value at end of period..................................  $  11.710  $ 10.866   $  9.327  $  11.143
Number of accumulation units outstanding at end of period (in thousands)..         59        44          5          2
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-176

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.303  $   12.973  $ 11.838   $ 11.762
Accumulation unit value at end of period..................................  $   16.368  $   16.303  $ 12.973   $ 11.838
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.178  $   12.900  $ 11.795   $ 11.743
Accumulation unit value at end of period..................................  $   16.210  $   16.178  $ 12.900   $ 11.795
Number of accumulation units outstanding at end of period (in thousands)..          11          12         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.054  $   12.826  $ 11.751   $ 11.723
Accumulation unit value at end of period..................................  $   16.053  $   16.054  $ 12.826   $ 11.751
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.060  $   13.518  $ 12.068   $ 12.061
Accumulation unit value at end of period..................................  $   18.553  $   18.060  $ 13.518   $ 12.068
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.956  $   13.460  $ 12.035   $ 11.998
Accumulation unit value at end of period..................................  $   18.419  $   17.956  $ 13.460   $ 12.035
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.818  $   13.384  $ 11.991   $ 11.978
Accumulation unit value at end of period..................................  $   18.241  $   17.818  $ 13.384   $ 11.991
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.716  $   13.327  $ 11.958   $ 11.963
Accumulation unit value at end of period..................................  $   18.109  $   17.716  $ 13.327   $ 11.958
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.614  $   13.270  $ 11.925   $ 11.947
Accumulation unit value at end of period..................................  $   17.978  $   17.614  $ 13.270   $ 11.924
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.547  $   13.232  $ 11.903   $ 11.937
Accumulation unit value at end of period..................................  $   17.891  $   17.547  $ 13.232   $ 11.902
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-177

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.479  $   13.195  $ 11.881   $ 11.927
Accumulation unit value at end of period..................................  $   17.804  $   17.479  $ 13.195   $ 11.881
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.345  $   13.120  $ 11.837   $ 11.907
Accumulation unit value at end of period..................................  $   17.633  $   17.345  $ 13.120   $ 11.837
Number of accumulation units outstanding at end of period (in thousands)..          10           9         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.213  $   13.045  $ 11.793   $ 11.887
Accumulation unit value at end of period..................................  $   17.463  $   17.213  $ 13.045   $ 11.793
Number of accumulation units outstanding at end of period (in thousands)..           4           4         3          3
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.758  $   18.757  $ 16.392   $ 16.702
Accumulation unit value at end of period..................................  $   20.582  $   19.758  $ 18.757   $ 16.391
Number of accumulation units outstanding at end of period (in thousands)..           6           5         6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   19.615  $   18.650  $ 16.322   $ 15.840
Accumulation unit value at end of period..................................  $   20.403  $   19.615  $ 18.650   $ 16.322
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.427  $   18.508  $ 16.230   $ 15.782
Accumulation unit value at end of period..................................  $   20.167  $   19.427  $ 18.508   $ 16.230
Number of accumulation units outstanding at end of period (in thousands)..          53           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.287  $   18.402  $ 16.162   $ 15.739
Accumulation unit value at end of period..................................  $   19.991  $   19.287  $ 18.402   $ 16.162
Number of accumulation units outstanding at end of period (in thousands)..          10           9         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.148  $   18.297  $ 16.094   $ 15.696
Accumulation unit value at end of period..................................  $   19.818  $   19.148  $ 18.297   $ 16.093
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   19.056  $   18.227  $ 16.048   $ 15.667
Accumulation unit value at end of period..................................  $   19.702  $   19.056  $ 18.227   $ 16.048
Number of accumulation units outstanding at end of period (in thousands)..          11           3         2          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  14.045  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.840  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  14.022  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.782  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  14.005  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.739  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.987  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.696  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  13.976  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.667  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -


                                  APP I-178

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.964  $   18.157  $ 16.003   $ 15.639
Accumulation unit value at end of period..................................  $   19.588  $   18.964  $ 18.157   $ 16.003
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   18.782  $   18.019  $ 15.913   $ 15.582
Accumulation unit value at end of period..................................  $   19.361  $   18.782  $ 18.019   $ 15.913
Number of accumulation units outstanding at end of period (in thousands)..           5           7         6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.602  $   17.882  $ 15.823   $ 15.525
Accumulation unit value at end of period..................................  $   19.137  $   18.602  $ 17.882   $ 15.823
Number of accumulation units outstanding at end of period (in thousands)..          16          14        15         10
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.834  $    8.955  $  7.726   $  7.703
Accumulation unit value at end of period..................................  $   13.262  $   11.834  $  8.955   $  7.726
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.758  $    9.669  $  8.355   $  9.079
Accumulation unit value at end of period..................................  $   14.277  $   12.758  $  9.669   $  8.355
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.615  $    9.579  $  8.294   $  9.031
Accumulation unit value at end of period..................................  $   14.087  $   12.615  $  9.579   $  8.294
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.449  $    8.707  $  7.550   $  8.233
Accumulation unit value at end of period..................................  $   12.767  $   11.449  $  8.707   $  7.550
Number of accumulation units outstanding at end of period (in thousands)..          13          12        11         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.846  $   10.545  $  9.158   $ 10.002
Accumulation unit value at end of period..................................  $   15.416  $   13.846  $ 10.545   $  9.158
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.262  $    8.586  $  7.464   $  8.159
Accumulation unit value at end of period..................................  $   12.526  $   11.262  $  8.586   $  7.464
Number of accumulation units outstanding at end of period (in thousands)..           5           1        12          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  13.964  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.639  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  13.941  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.582  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.919  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  15.525  $ 13.919   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         0          -          -
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.955  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.079  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.929  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.031  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.240  $  6.094   $  9.743  $  10.091
Accumulation unit value at end of period..................................  $   8.233  $  7.240   $  6.094  $   9.743
Number of accumulation units outstanding at end of period (in thousands)..         11         4          4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.808  $  7.426   $ 11.889  $  12.325
Accumulation unit value at end of period..................................  $  10.002  $  8.808   $  7.426  $  11.889
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.193  $  6.070   $  9.728  $  10.091
Accumulation unit value at end of period..................................  $   8.159  $  7.193   $  6.070  $   9.728
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -


                                  APP I-179

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.638  $   10.408  $  9.057   $  9.911
Accumulation unit value at end of period..................................  $   15.155  $   13.638  $ 10.408   $  9.057
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.041  $    8.442  $  7.361   $  8.071
Accumulation unit value at end of period..................................  $   12.244  $   11.041  $  8.442   $  7.361
Number of accumulation units outstanding at end of period (in thousands)..          16          31        26         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.233  $   10.139  $  8.858   $  9.732
Accumulation unit value at end of period..................................  $   14.645  $   13.233  $ 10.139   $  8.858
Number of accumulation units outstanding at end of period (in thousands)..          16          16        20         25
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.468  $   14.350  $ 12.668   $ 12.647
Accumulation unit value at end of period..................................  $   16.165  $   15.468  $ 14.350   $ 12.668
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.273  $   14.191  $ 12.547   $ 12.098
Accumulation unit value at end of period..................................  $   15.938  $   15.273  $ 14.191   $ 12.547
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.059  $   14.020  $ 12.420   $ 12.000
Accumulation unit value at end of period..................................  $   15.683  $   15.059  $ 14.020   $ 12.420
Number of accumulation units outstanding at end of period (in thousands)..          17          21        17         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.965  $   13.953  $ 12.380   $ 11.979
Accumulation unit value at end of period..................................  $   15.562  $   14.965  $ 13.953   $ 12.380
Number of accumulation units outstanding at end of period (in thousands)..          17           7         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.734  $   15.625  $ 13.885   $ 13.455
Accumulation unit value at end of period..................................  $   17.375  $   16.734  $ 15.625   $ 13.885
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.720  $   13.759  $ 12.238   $ 11.871
Accumulation unit value at end of period..................................  $   15.269  $   14.720  $ 13.759   $ 12.238
Number of accumulation units outstanding at end of period (in thousands)..          13          24        25          8

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.745  $  7.388   $ 11.852  $  12.301
Accumulation unit value at end of period..................................  $   9.911  $  8.745   $  7.388  $  11.852
Number of accumulation units outstanding at end of period (in thousands)..          3         0          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.136  $  6.041   $  9.710  $  10.090
Accumulation unit value at end of period..................................  $   8.071  $  7.136   $  6.041  $   9.710
Number of accumulation units outstanding at end of period (in thousands)..          9         4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.622  $  7.313   $ 11.779  $  12.253
Accumulation unit value at end of period..................................  $   9.732  $  8.622   $  7.313  $  11.779
Number of accumulation units outstanding at end of period (in thousands)..         38        33         10          -
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.721  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.098  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.656  $  7.895   $  9.937  $  10.000
Accumulation unit value at end of period..................................  $  12.000  $ 10.656   $  7.895  $   9.937
Number of accumulation units outstanding at end of period (in thousands)..         14        11         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.653  $  7.905   $  9.964  $   9.998
Accumulation unit value at end of period..................................  $  11.979  $ 10.653   $  7.905  $   9.964
Number of accumulation units outstanding at end of period (in thousands)..          3         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.984  $  8.906   $ 11.242  $  11.291
Accumulation unit value at end of period..................................  $  13.455  $ 11.984   $  8.906  $  11.242
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.584  $  7.873   $  9.949  $   9.998
Accumulation unit value at end of period..................................  $  11.871  $ 10.584   $  7.873  $   9.949
Number of accumulation units outstanding at end of period (in thousands)..          6         3          -          -


                                  APP I-180

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.483  $   15.422  $ 13.731   $ 13.333
Accumulation unit value at end of period..................................  $   17.081  $   16.483  $ 15.422   $ 13.731
Number of accumulation units outstanding at end of period (in thousands)..          11           9         6          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.431  $   13.529  $ 12.070   $ 11.743
Accumulation unit value at end of period..................................  $   14.925  $   14.431  $ 13.529   $ 12.070
Number of accumulation units outstanding at end of period (in thousands)..          42          42        25         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.993  $   15.023  $ 13.430   $ 13.092
Accumulation unit value at end of period..................................  $   16.507  $   15.993  $ 15.023   $ 13.430
Number of accumulation units outstanding at end of period (in thousands)..          43          38        51         56
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.377  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   35.005  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.442  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   17.202  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.268  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   16.974  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   43.598  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   48.397  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.860  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   15.362  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.540  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   14.993  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.899  $  8.860   $ 11.207  $  11.269
Accumulation unit value at end of period..................................  $  13.333  $ 11.899   $  8.860  $  11.207
Number of accumulation units outstanding at end of period (in thousands)..          2         3          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.501  $  7.835   $  9.931  $   9.997
Accumulation unit value at end of period..................................  $  11.743  $ 10.501   $  7.835  $   9.931
Number of accumulation units outstanding at end of period (in thousands)..         29         8          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.731  $  8.770   $ 11.138  $  11.225
Accumulation unit value at end of period..................................  $  13.092  $ 11.731   $  8.770  $  11.138
Number of accumulation units outstanding at end of period (in thousands)..         47        39          7          5
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-181

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.452  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   14.881  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.278  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   14.659  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           5           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.106  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   14.440  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           -         -          -
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.591  $   13.099  $ 11.866   $ 12.049
Accumulation unit value at end of period..................................  $   21.260  $   20.591  $ 13.099   $ 11.866
Number of accumulation units outstanding at end of period (in thousands)..          25          40        45         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   21.275  $   13.555  $ 12.297   $ 12.524
Accumulation unit value at end of period..................................  $   21.933  $   21.275  $ 13.555   $ 12.297
Number of accumulation units outstanding at end of period (in thousands)..          13          13         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   21.035  $   13.429  $ 12.208   $ 12.457
Accumulation unit value at end of period..................................  $   21.643  $   21.035  $ 13.429   $ 12.208
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.932  $   12.743  $ 11.602   $ 11.857
Accumulation unit value at end of period..................................  $   20.477  $   19.932  $ 12.743   $ 11.602
Number of accumulation units outstanding at end of period (in thousands)..          24          22         7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.738  $   12.638  $ 11.524   $ 11.794
Accumulation unit value at end of period..................................  $   20.247  $   19.738  $ 12.638   $ 11.524
Number of accumulation units outstanding at end of period (in thousands)..           1           1         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   19.610  $   12.569  $ 11.472   $ 11.753
Accumulation unit value at end of period..................................  $   20.096  $   19.610  $ 12.569   $ 11.472
Number of accumulation units outstanding at end of period (in thousands)..           9          11        15          7

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-182

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   19.483  $   12.500  $ 11.420   $ 11.712
Accumulation unit value at end of period..................................  $   19.946  $   19.483  $ 12.500   $ 11.420
Number of accumulation units outstanding at end of period (in thousands)..           1           2         1          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   19.231  $   12.363  $ 11.318   $ 11.630
Accumulation unit value at end of period..................................  $   19.649  $   19.231  $ 12.363   $ 11.318
Number of accumulation units outstanding at end of period (in thousands)..           8           5         4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.982  $   12.228  $ 11.216   $ 11.549
Accumulation unit value at end of period..................................  $   19.356  $   18.982  $ 12.228   $ 11.216
Number of accumulation units outstanding at end of period (in thousands)..          28          19        19          8
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.753  $   15.921  $ 14.377   $ 14.490
Accumulation unit value at end of period..................................  $   23.260  $   21.753  $ 15.921   $ 14.377
Number of accumulation units outstanding at end of period (in thousands)..          35          42        50         41
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.861  $   11.626  $ 10.515   $ 10.961
Accumulation unit value at end of period..................................  $   16.934  $   15.861  $ 11.626   $ 10.515
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.682  $   11.518  $ 10.438   $ 10.902
Accumulation unit value at end of period..................................  $   16.710  $   15.682  $ 11.518   $ 10.438
Number of accumulation units outstanding at end of period (in thousands)..          32          31        30          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   29.197  $   21.477  $ 19.492   $ 20.390
Accumulation unit value at end of period..................................  $   31.064  $   29.197  $ 21.477   $ 19.492
Number of accumulation units outstanding at end of period (in thousands)..          30          30        24         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   32.708  $   24.095  $ 21.901   $ 22.944
Accumulation unit value at end of period..................................  $   34.747  $   32.708  $ 24.095   $ 21.901
Number of accumulation units outstanding at end of period (in thousands)..          18          13         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   46.645  $   34.396  $ 31.295   $ 32.819
Accumulation unit value at end of period..................................  $   49.504  $   46.645  $ 34.396   $ 31.295
Number of accumulation units outstanding at end of period (in thousands)..           8           7        10          5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-183

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.877  $   10.981   $ 10.001   $ 10.499
Accumulation unit value at end of period..................................  $   15.773  $   14.877   $ 10.981   $ 10.001
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   19.016  $   14.065   $ 12.835   $ 13.501
Accumulation unit value at end of period..................................  $   20.121  $   19.016   $ 14.065   $ 12.835
Number of accumulation units outstanding at end of period (in thousands)..          28          40         39         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.053  $   14.861   $ 13.589   $ 14.322
Accumulation unit value at end of period..................................  $   21.176  $   20.053   $ 14.861   $ 13.589
Number of accumulation units outstanding at end of period (in thousands)..          24          30         43         42
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.312  $    8.433   $  7.356   $  7.721
Accumulation unit value at end of period..................................  $    9.337  $   10.312   $  8.433   $  7.355
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.473  $    8.577   $  7.493   $  8.549
Accumulation unit value at end of period..................................  $    9.468  $   10.473   $  8.577   $  7.493
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.355  $    8.497   $  7.438   $  8.503
Accumulation unit value at end of period..................................  $    9.343  $   10.355   $  8.497   $  7.438
Number of accumulation units outstanding at end of period (in thousands)..          26          26          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    9.977  $    8.199   $  7.188   $  8.230
Accumulation unit value at end of period..................................  $    8.988  $    9.977   $  8.199   $  7.188
Number of accumulation units outstanding at end of period (in thousands)..           -           0         24         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.585  $   11.181   $  9.817   $ 11.257
Accumulation unit value at end of period..................................  $   12.220  $   13.585   $ 11.181   $  9.817
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)         0         (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.814  $    8.085   $  7.106   $  8.156
Accumulation unit value at end of period..................................  $    8.819  $    9.814   $  8.085   $  7.106
Number of accumulation units outstanding at end of period (in thousands)..           -           0          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.038  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.549  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.011  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.503  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.766  $  5.859   $ 10.264  $  10.141
Accumulation unit value at end of period..................................  $   8.230  $  7.766   $  5.859  $  10.264
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.637  $  8.038   $ 14.103  $  13.945
Accumulation unit value at end of period..................................  $  11.257  $ 10.637   $  8.038  $  14.103
Number of accumulation units outstanding at end of period (in thousands)..         14        12          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.715  $  5.835   $ 10.249  $  10.140
Accumulation unit value at end of period..................................  $   8.156  $  7.715   $  5.835  $  10.249
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-184

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.382  $   11.036  $  9.708   $ 11.155
Accumulation unit value at end of period..................................  $   12.013  $   13.382  $ 11.036   $  9.708
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.621  $    7.950  $  7.008   $  8.068
Accumulation unit value at end of period..................................  $    8.620  $    9.621  $  7.950   $  7.008
Number of accumulation units outstanding at end of period (in thousands)..           6           6         5          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.984  $   10.751  $  9.495   $ 10.953
Accumulation unit value at end of period..................................  $   11.609  $   12.984  $ 10.751   $  9.495
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          4
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.488  $   12.850  $      -   $      -
Accumulation unit value at end of period..................................  $   19.082  $   17.488  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.388  $   12.795  $      -   $      -
Accumulation unit value at end of period..................................  $   18.944  $   17.388  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.254  $   12.722  $      -   $      -
Accumulation unit value at end of period..................................  $   18.761  $   17.254  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          35          15         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.155  $   12.668  $      -   $      -
Accumulation unit value at end of period..................................  $   18.625  $   17.155  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          27          30         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.057  $   12.614  $      -   $      -
Accumulation unit value at end of period..................................  $   18.491  $   17.057  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          14           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.991  $   12.578  $      -   $      -
Accumulation unit value at end of period..................................  $   18.401  $   16.991  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          10           7         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.562  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.155  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.655  $  5.807   $ 10.230  $  10.139
Accumulation unit value at end of period..................................  $   8.068  $  7.655   $  5.807  $  10.230
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.413  $  7.916   $ 13.972  $  13.864
Accumulation unit value at end of period..................................  $  10.953  $ 10.413   $  7.916  $  13.972
Number of accumulation units outstanding at end of period (in thousands)..          2         2          0          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-185

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.926  $   12.542  $      -   $      -
Accumulation unit value at end of period..................................  $   18.312  $   16.926  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           6           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.796  $   12.471  $      -   $      -
Accumulation unit value at end of period..................................  $   18.136  $   16.796  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          35          34         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.668  $   12.400  $      -   $      -
Accumulation unit value at end of period..................................  $   17.961  $   16.668  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          43          53         -          -
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.940  $   21.188  $ 17.778   $ 18.018
Accumulation unit value at end of period..................................  $   31.005  $   27.940  $ 21.188   $ 17.778
Number of accumulation units outstanding at end of period (in thousands)..          30          29        23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   27.739  $   21.067  $ 17.703   $ 18.057
Accumulation unit value at end of period..................................  $   30.735  $   27.739  $ 21.067   $ 17.703
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   27.472  $   20.907  $ 17.603   $ 17.991
Accumulation unit value at end of period..................................  $   30.380  $   27.472  $ 20.907   $ 17.603
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   27.274  $   20.787  $ 17.529   $ 17.942
Accumulation unit value at end of period..................................  $   30.116  $   27.274  $ 20.787   $ 17.529
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   27.078  $   20.669  $ 17.455   $ 17.893
Accumulation unit value at end of period..................................  $   29.854  $   27.078  $ 20.669   $ 17.455
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   26.948  $   20.590  $ 17.406   $ 17.860
Accumulation unit value at end of period..................................  $   29.680  $   26.948  $ 20.590   $ 17.406
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-186

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   26.818  $   20.511  $ 17.357   $ 17.828
Accumulation unit value at end of period..................................  $   29.508  $   26.818  $ 20.511   $ 17.357
Number of accumulation units outstanding at end of period (in thousands)..           2           2         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   26.561  $   20.355  $ 17.259   $ 17.763
Accumulation unit value at end of period..................................  $   29.167  $   26.561  $ 20.355   $ 17.259
Number of accumulation units outstanding at end of period (in thousands)..           7           7         7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   26.306  $   20.200  $ 17.162   $ 17.698
Accumulation unit value at end of period..................................  $   28.829  $   26.306  $ 20.200   $ 17.162
Number of accumulation units outstanding at end of period (in thousands)..          10           8         5          4
MASSMUTUAL RETIRESMART(SM) 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.217  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.206  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.191  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.180  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.170  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.162  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-187

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.155  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.141  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           9           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.127  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MASSMUTUAL RETIRESMART(SM) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.225  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.215  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.200  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          16           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.017  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.189  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.179  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          16           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.171  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-188

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.164  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.150  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.135  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.236  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.225  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.210  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.200  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          14           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.189  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.182  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-189

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.174  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.160  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.146  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          12           -         -          -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.243  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.232  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.218  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.207  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.196  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          12           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.189  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-190

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.182  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.167  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.153  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          12           -         -          -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.236  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.024  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.225  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.211  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.200  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          21           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.189  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          15           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.182  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-191

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.175  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.161  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.146  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          18           -         -          -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.016  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.255  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.244  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.229  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.218  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.208  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           6           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.200  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-192

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.015  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.193  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.014  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.179  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.014  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.164  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          17           -         -          -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.258  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.247  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.233  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.222  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.211  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           9           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.204  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-193

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.196  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.182  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.168  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          24           -         -          -
MASSMUTUAL RETIRESMART(SM) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.278  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.267  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.252  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.241  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.230  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.023  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.223  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-194

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.216  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.202  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.022  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.187  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           -         -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.020  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.287  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.020  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.276  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.020  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.262  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.020  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.251  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.020  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.240  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           5           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.020  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.233  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-195

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.019  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.225  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.019  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.211  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.019  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.196  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          11           -         -          -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.286  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.276  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.261  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.250  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.239  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.232  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-196

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.028  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.225  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.027  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.210  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.027  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.196  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.009  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.182  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.009  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.171  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.010  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.097  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.009  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.146  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.010  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.078  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.008  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.128  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-197

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.008  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.121  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.008  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.107  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.008  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.092  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.837  $   16.284  $ 13.959   $ 14.063
Accumulation unit value at end of period..................................  $   24.262  $   21.837  $ 16.284   $ 13.959
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   21.688  $   16.197  $ 13.905   $ 14.085
Accumulation unit value at end of period..................................  $   24.060  $   21.688  $ 16.197   $ 13.905
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   21.491  $   16.082  $ 13.834   $ 14.042
Accumulation unit value at end of period..................................  $   23.795  $   21.491  $ 16.082   $ 13.834
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   21.345  $   15.997  $ 13.782   $ 14.009
Accumulation unit value at end of period..................................  $   23.597  $   21.345  $ 15.997   $ 13.781
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   21.200  $   15.912  $ 13.729   $ 13.976
Accumulation unit value at end of period..................................  $   23.402  $   21.200  $ 15.912   $ 13.729
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   21.104  $   15.855  $ 13.694   $ 13.955
Accumulation unit value at end of period..................................  $   23.272  $   21.104  $ 15.855   $ 13.694
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  12.050  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.085  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.037  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.042  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.027  $  5.573   $  9.317  $  10.121
Accumulation unit value at end of period..................................  $  14.009  $ 12.027   $  5.573  $   9.317
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.017  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.976  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  12.010  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.955  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-198

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   21.008  $   15.799  $ 13.659   $ 13.933
Accumulation unit value at end of period..................................  $   23.143  $   21.008  $ 15.799   $ 13.659
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   20.817  $   15.687  $ 13.589   $ 13.890
Accumulation unit value at end of period..................................  $   22.887  $   20.817  $ 15.687   $ 13.589
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.628  $   15.576  $ 13.520   $ 13.847
Accumulation unit value at end of period..................................  $   22.635  $   20.628  $ 15.576   $ 13.520
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          0
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.278  $   12.652  $ 12.393   $ 12.246
Accumulation unit value at end of period..................................  $   12.847  $   12.278  $ 12.652   $ 12.393
Number of accumulation units outstanding at end of period (in thousands)..         208         187       141          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.174  $   12.564  $ 12.325   $ 11.515
Accumulation unit value at end of period..................................  $   12.719  $   12.174  $ 12.564   $ 12.325
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.037  $   12.447  $ 12.235   $ 11.454
Accumulation unit value at end of period..................................  $   12.551  $   12.037  $ 12.447   $ 12.235
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         86
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.935  $   12.360  $ 12.168   $ 11.408
Accumulation unit value at end of period..................................  $   12.426  $   11.935  $ 12.360   $ 12.168
Number of accumulation units outstanding at end of period (in thousands)..          29          55        71         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.834  $   12.274  $ 12.101   $ 11.362
Accumulation unit value at end of period..................................  $   12.302  $   11.834  $ 12.274   $ 12.101
Number of accumulation units outstanding at end of period (in thousands)..          23          25        24         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.767  $   12.217  $ 12.057   $ 11.332
Accumulation unit value at end of period..................................  $   12.220  $   11.767  $ 12.217   $ 12.057
Number of accumulation units outstanding at end of period (in thousands)..          24          24        23         19

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.004  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.933  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.990  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.890  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.977  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  13.847  $ 11.977   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.025  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.515  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.988  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.454  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         60         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.961  $ 10.567   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.408  $ 10.961   $ 10.567  $       -
Number of accumulation units outstanding at end of period (in thousands)..         51        24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.933  $ 10.557   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.362  $ 10.933   $ 10.557  $       -
Number of accumulation units outstanding at end of period (in thousands)..         14         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.915  $ 10.550   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.332  $ 10.915   $ 10.550  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         2          -          -


                                  APP I-199

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.701  $   12.160  $ 12.013   $ 11.302
Accumulation unit value at end of period..................................  $   12.139  $   11.701  $ 12.160   $ 12.013
Number of accumulation units outstanding at end of period (in thousands)..          11          10         6         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.569  $   12.047  $ 11.925   $ 11.242
Accumulation unit value at end of period..................................  $   11.978  $   11.569  $ 12.047   $ 11.925
Number of accumulation units outstanding at end of period (in thousands)..          60          48        36         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.438  $   11.935  $ 11.838   $ 11.182
Accumulation unit value at end of period..................................  $   11.820  $   11.438  $ 11.935   $ 11.838
Number of accumulation units outstanding at end of period (in thousands)..          44          60        70         64
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.202  $   11.153  $  9.522   $  9.734
Accumulation unit value at end of period..................................  $   16.496  $   15.202  $ 11.153   $  9.522
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.146  $   11.128  $  9.515   $ 10.000
Accumulation unit value at end of period..................................  $   16.409  $   15.146  $ 11.128   $  9.515
Number of accumulation units outstanding at end of period (in thousands)..         163         129         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.070  $   11.094  $  9.506   $ 10.000
Accumulation unit value at end of period..................................  $   16.295  $   15.070  $ 11.094   $  9.505
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.013  $   11.069  $  9.498   $ 10.000
Accumulation unit value at end of period..................................  $   16.209  $   15.013  $ 11.069   $  9.498
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.957  $   11.044  $  9.491   $ 10.000
Accumulation unit value at end of period..................................  $   16.124  $   14.957  $ 11.044   $  9.491
Number of accumulation units outstanding at end of period (in thousands)..           9           8         5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.920  $   11.028  $  9.486   $ 10.000
Accumulation unit value at end of period..................................  $   16.068  $   14.920  $ 11.028   $  9.486
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.897  $ 10.543   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.302  $ 10.897   $ 10.543  $       -
Number of accumulation units outstanding at end of period (in thousands)..         14        17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.861  $ 10.529   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.242  $ 10.861   $ 10.529  $       -
Number of accumulation units outstanding at end of period (in thousands)..         21        12          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.824  $ 10.514   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.182  $ 10.824   $ 10.514  $       -
Number of accumulation units outstanding at end of period (in thousands)..         48        46          1          -
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-200

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.882  $   11.011  $  9.482   $ 10.000
Accumulation unit value at end of period..................................  $   16.012  $   14.882  $ 11.011   $  9.482
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.808  $   10.978  $  9.472   $ 10.000
Accumulation unit value at end of period..................................  $   15.900  $   14.808  $ 10.978   $  9.472
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.734  $   10.945  $  9.462   $ 10.000
Accumulation unit value at end of period..................................  $   15.789  $   14.734  $ 10.945   $  9.462
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          0
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   50.358  $   42.153  $ 33.802   $ 35.289
Accumulation unit value at end of period..................................  $   48.899  $   50.358  $ 42.153   $ 33.802
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.633  $   14.014  $ 11.310   $ 12.680
Accumulation unit value at end of period..................................  $   16.042  $   16.633  $ 14.014   $ 11.310
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.386  $   13.832  $ 11.186   $ 12.566
Accumulation unit value at end of period..................................  $   15.772  $   16.386  $ 13.832   $ 11.186
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.901  $   13.477  $ 10.942   $ 12.341
Accumulation unit value at end of period..................................  $   15.244  $   15.901  $ 13.477   $ 10.942
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.125  $   20.511  $ 17.717   $ 18.079
Accumulation unit value at end of period..................................  $   26.464  $   26.125  $ 20.511   $ 17.717
Number of accumulation units outstanding at end of period (in thousands)..         116          81        59         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   25.936  $   20.394  $ 17.642   $ 18.015
Accumulation unit value at end of period..................................  $   26.233  $   25.936  $ 20.394   $ 17.642
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.451  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.680  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.378  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.566  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.233  $  7.029   $ 12.703  $  11.828
Accumulation unit value at end of period..................................  $  12.341  $ 10.233   $  7.029  $  12.703
Number of accumulation units outstanding at end of period (in thousands)..          0         1          1          1
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-201

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   25.688  $   20.239  $ 17.542   $ 17.949
Accumulation unit value at end of period..................................  $   25.930  $   25.688  $ 20.239   $ 17.542
Number of accumulation units outstanding at end of period (in thousands)..          64          12         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   25.502  $   20.123  $ 17.468   $ 17.900
Accumulation unit value at end of period..................................  $   25.704  $   25.502  $ 20.123   $ 17.468
Number of accumulation units outstanding at end of period (in thousands)..          11           1         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   25.319  $   20.008  $ 17.394   $ 17.851
Accumulation unit value at end of period..................................  $   25.481  $   25.319  $ 20.008   $ 17.394
Number of accumulation units outstanding at end of period (in thousands)..           4           4         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   25.197  $   19.932  $ 17.345   $ 17.819
Accumulation unit value at end of period..................................  $   25.333  $   25.197  $ 19.932   $ 17.345
Number of accumulation units outstanding at end of period (in thousands)..           8           9         6          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   25.076  $   19.856  $ 17.296   $ 17.786
Accumulation unit value at end of period..................................  $   25.186  $   25.076  $ 19.856   $ 17.296
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   24.835  $   19.704  $ 17.199   $ 17.722
Accumulation unit value at end of period..................................  $   24.894  $   24.835  $ 19.704   $ 17.199
Number of accumulation units outstanding at end of period (in thousands)..           6           5         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   24.597  $   19.554  $ 17.102   $ 17.657
Accumulation unit value at end of period..................................  $   24.606  $   24.597  $ 19.554   $ 17.102
Number of accumulation units outstanding at end of period (in thousands)..           6           5         3          2
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.373  $   10.204  $  8.444   $  8.976
Accumulation unit value at end of period..................................  $   13.291  $   14.373  $ 10.204   $  8.444
Number of accumulation units outstanding at end of period (in thousands)..          39          33        34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.310  $   10.175  $  8.433   $ 10.673
Accumulation unit value at end of period..................................  $   13.214  $   14.310  $ 10.175   $  8.433
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-202

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.228  $   10.137  $  8.418   $ 10.668
Accumulation unit value at end of period..................................  $   13.111  $   14.228  $ 10.137   $  8.418
Number of accumulation units outstanding at end of period (in thousands)..          71          12         -         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.167  $   10.108  $  8.407   $ 10.665
Accumulation unit value at end of period..................................  $   13.035  $   14.167  $ 10.108   $  8.407
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.105  $   10.080  $  8.396   $ 10.661
Accumulation unit value at end of period..................................  $   12.959  $   14.105  $ 10.080   $  8.396
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.065  $   10.061  $  8.388   $ 10.659
Accumulation unit value at end of period..................................  $   12.909  $   14.065  $ 10.061   $  8.388
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.024  $   10.042  $  8.381   $ 10.657
Accumulation unit value at end of period..................................  $   12.859  $   14.024  $ 10.042   $  8.381
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.943  $   10.004  $  8.366   $ 10.652
Accumulation unit value at end of period..................................  $   12.759  $   13.943  $ 10.004   $  8.366
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.863  $    9.966  $  8.351   $ 10.648
Accumulation unit value at end of period..................................  $   12.660  $   13.863  $  9.966   $  8.351
Number of accumulation units outstanding at end of period (in thousands)..           5           4         1          0
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.171  $   14.334  $ 13.345   $ 13.278
Accumulation unit value at end of period..................................  $   14.962  $   14.171  $ 14.334   $ 13.345
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.622  $   13.800  $ 12.867   $ 12.114
Accumulation unit value at end of period..................................  $   14.361  $   13.622  $ 13.800   $ 12.867
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.212  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.114  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-203

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.468  $   13.672  $ 12.773   $ 12.050
Accumulation unit value at end of period..................................  $   14.171  $   13.468  $ 13.672   $ 12.773
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.710  $   13.938  $ 13.042   $ 12.321
Accumulation unit value at end of period..................................  $   14.403  $   13.710  $ 13.938   $ 13.041
Number of accumulation units outstanding at end of period (in thousands)..          10           6         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.388  $   14.649  $ 13.727   $ 12.989
Accumulation unit value at end of period..................................  $   15.093  $   14.388  $ 14.649   $ 13.727
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.485  $   13.744  $ 12.892   $ 12.211
Accumulation unit value at end of period..................................  $   14.132  $   13.485  $ 13.744   $ 12.892
Number of accumulation units outstanding at end of period (in thousands)..           -           0         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.173  $   14.460  $ 13.577   $ 12.872
Accumulation unit value at end of period..................................  $   14.838  $   14.173  $ 14.460   $ 13.577
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.221  $   13.515  $ 12.715   $ 12.079
Accumulation unit value at end of period..................................  $   13.813  $   13.221  $ 13.515   $ 12.715
Number of accumulation units outstanding at end of period (in thousands)..           2           3         3          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.754  $   14.088  $ 13.281   $ 12.642
Accumulation unit value at end of period..................................  $   14.342  $   13.754  $ 14.088   $ 13.281
Number of accumulation units outstanding at end of period (in thousands)..           3           3         2          1
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.581  $    8.918  $  7.645   $  8.066
Accumulation unit value at end of period..................................  $    9.845  $   10.581  $  8.918   $  7.645
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.491  $    8.856  $  7.603   $  8.538
Accumulation unit value at end of period..................................  $    9.747  $   10.491  $  8.856   $  7.603
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.175  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.050  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.444  $  9.531   $ 10.212  $   9.962
Accumulation unit value at end of period..................................  $  12.321  $ 11.444   $  9.531  $  10.212
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.082  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.989  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.370  $  9.493   $ 10.196  $   9.962
Accumulation unit value at end of period..................................  $  12.211  $ 11.370   $  9.493  $  10.196
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.998  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.872  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.281  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.079  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.830  $  9.927   $ 10.716  $  10.500
Accumulation unit value at end of period..................................  $  12.642  $ 11.830   $  9.927  $  10.716
Number of accumulation units outstanding at end of period (in thousands)..          1         3          2          1
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.709  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.538  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-204

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.373  $    8.773  $  7.547   $  8.493
Accumulation unit value at end of period..................................  $    9.618  $   10.373  $  8.773   $  7.547
Number of accumulation units outstanding at end of period (in thousands)..          39           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.285  $    8.712  $  7.505   $  8.459
Accumulation unit value at end of period..................................  $    9.522  $   10.285  $  8.712   $  7.505
Number of accumulation units outstanding at end of period (in thousands)..          69          48        17         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.198  $    8.651  $  7.464   $  8.425
Accumulation unit value at end of period..................................  $    9.427  $   10.198  $  8.651   $  7.464
Number of accumulation units outstanding at end of period (in thousands)..          28          23         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.140  $    8.611  $  7.437   $  8.402
Accumulation unit value at end of period..................................  $    9.365  $   10.140  $  8.611   $  7.437
Number of accumulation units outstanding at end of period (in thousands)..          62          33        63         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.083  $    8.571  $  7.410   $  8.380
Accumulation unit value at end of period..................................  $    9.302  $   10.083  $  8.571   $  7.410
Number of accumulation units outstanding at end of period (in thousands)..          16           9         8          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.969  $    8.491  $  7.355   $  8.335
Accumulation unit value at end of period..................................  $    9.179  $    9.969  $  8.491   $  7.355
Number of accumulation units outstanding at end of period (in thousands)..          27          39        35         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.857  $    8.412  $  7.302   $  8.291
Accumulation unit value at end of period..................................  $    9.057  $    9.857  $  8.412   $  7.301
Number of accumulation units outstanding at end of period (in thousands)..          78          66        60         49
MFS(R) TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   34.704  $   25.660  $ 22.458   $ 23.429
Accumulation unit value at end of period..................................  $   38.275  $   34.704  $ 25.660   $ 22.458
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   34.454  $   25.513  $ 22.363   $ 22.140
Accumulation unit value at end of period..................................  $   37.943  $   34.454  $ 25.513   $ 22.363
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.683  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.493  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.664  $  5.876   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.459  $  7.664   $  5.876  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.645  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.425  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.632  $  5.866   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.402  $  7.632   $  5.866  $       -
Number of accumulation units outstanding at end of period (in thousands)..         19         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.619  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.380  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.594  $  5.854   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.335  $  7.594   $  5.854  $       -
Number of accumulation units outstanding at end of period (in thousands)..         16         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.569  $  5.846   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.291  $  7.569   $  5.846  $       -
Number of accumulation units outstanding at end of period (in thousands)..         26        21          0          -
MFS(R) TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-205

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   34.124  $   25.319  $ 22.238   $ 22.059
Accumulation unit value at end of period..................................  $   37.503  $   34.124  $ 25.319   $ 22.238
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   33.878  $   25.174  $ 22.144   $ 21.999
Accumulation unit value at end of period..................................  $   37.177  $   33.878  $ 25.174   $ 22.144
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   33.634  $   25.030  $ 22.050   $ 21.939
Accumulation unit value at end of period..................................  $   36.854  $   33.634  $ 25.030   $ 22.050
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   33.472  $   24.935  $ 21.988   $ 21.899
Accumulation unit value at end of period..................................  $   36.640  $   33.472  $ 24.935   $ 21.988
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   33.311  $   24.840  $ 21.926   $ 21.859
Accumulation unit value at end of period..................................  $   36.428  $   33.311  $ 24.840   $ 21.926
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   32.991  $   24.651  $ 21.803   $ 21.780
Accumulation unit value at end of period..................................  $   36.006  $   32.991  $ 24.651   $ 21.802
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   32.675  $   24.463  $ 21.680   $ 21.700
Accumulation unit value at end of period..................................  $   35.589  $   32.675  $ 24.463   $ 21.680
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.379  $   11.256  $ 10.112   $ 10.091
Accumulation unit value at end of period..................................  $   14.493  $   13.379  $ 11.256   $ 10.112
Number of accumulation units outstanding at end of period (in thousands)..          79          60        60         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.859  $   11.677  $ 10.506   $ 10.333
Accumulation unit value at end of period..................................  $   14.990  $   13.859  $ 11.677   $ 10.506
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.401  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.333  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-206

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.702  $   11.569  $ 10.429   $ 10.278
Accumulation unit value at end of period..................................  $   14.792  $   13.702  $ 11.569   $ 10.429
Number of accumulation units outstanding at end of period (in thousands)..           4           4         -         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.944  $   10.945  $  9.881   $  9.753
Accumulation unit value at end of period..................................  $   13.952  $   12.944  $ 10.945   $  9.881
Number of accumulation units outstanding at end of period (in thousands)..          30          25        24         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.937  $   12.649  $ 11.437   $ 11.305
Accumulation unit value at end of period..................................  $   16.076  $   14.937  $ 12.649   $ 11.437
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.732  $   10.792  $  9.768   $  9.665
Accumulation unit value at end of period..................................  $   13.689  $   12.732  $ 10.792   $  9.768
Number of accumulation units outstanding at end of period (in thousands)..           1           2         3          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.714  $   12.485  $ 11.312   $ 11.204
Accumulation unit value at end of period..................................  $   15.805  $   14.714  $ 12.485   $ 11.312
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.482  $   10.612  $  9.634   $  9.561
Accumulation unit value at end of period..................................  $   13.380  $   12.482  $ 10.612   $  9.634
Number of accumulation units outstanding at end of period (in thousands)..          32          24        16          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.279  $   12.165  $ 11.065   $ 11.004
Accumulation unit value at end of period..................................  $   15.276  $   14.279  $ 12.165   $ 11.065
Number of accumulation units outstanding at end of period (in thousands)..          33          34        33         28
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.571  $   12.125  $ 10.697   $ 10.709
Accumulation unit value at end of period..................................  $   16.405  $   14.571  $ 12.125   $ 10.697
Number of accumulation units outstanding at end of period (in thousands)..           -           5         4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.931  $   11.609  $ 10.258   $  9.638
Accumulation unit value at end of period..................................  $   15.661  $   13.931  $ 11.609   $ 10.258
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.369  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.278  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.904  $  7.566   $  9.809  $  10.041
Accumulation unit value at end of period..................................  $   9.753  $  8.904   $  7.566  $   9.809
Number of accumulation units outstanding at end of period (in thousands)..         29         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.336  $  8.796   $ 11.422  $  11.702
Accumulation unit value at end of period..................................  $  11.305  $ 10.336   $  8.796  $  11.422
Number of accumulation units outstanding at end of period (in thousands)..          4         6          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.846  $  7.535   $  9.794  $  10.041
Accumulation unit value at end of period..................................  $   9.665  $  8.846   $  7.535  $   9.794
Number of accumulation units outstanding at end of period (in thousands)..          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.264  $  8.752   $ 11.387  $  11.681
Accumulation unit value at end of period..................................  $  11.204  $ 10.264   $  8.752  $  11.387
Number of accumulation units outstanding at end of period (in thousands)..          1         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.777  $  7.499   $  9.776  $  10.040
Accumulation unit value at end of period..................................  $   9.561  $  8.777   $  7.499  $   9.776
Number of accumulation units outstanding at end of period (in thousands)..          7         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.121  $  8.665   $ 11.319  $  11.637
Accumulation unit value at end of period..................................  $  11.004  $ 10.121   $  8.665  $  11.319
Number of accumulation units outstanding at end of period (in thousands)..         21        19          3          0
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.503  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.638  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-207

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.762  $   12.327  $ 10.914   $ 10.275
Accumulation unit value at end of period..................................  $   16.562  $   14.762  $ 12.327   $ 10.914
Number of accumulation units outstanding at end of period (in thousands)..          21          30        36         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.098  $   11.789  $ 10.453   $  9.856
Accumulation unit value at end of period..................................  $   15.793  $   14.098  $ 11.789   $ 10.453
Number of accumulation units outstanding at end of period (in thousands)..          35          26        20         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   19.210  $   16.089  $ 14.287   $ 13.491
Accumulation unit value at end of period..................................  $   21.488  $   19.210  $ 16.089   $ 14.287
Number of accumulation units outstanding at end of period (in thousands)..          19          17        14          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.866  $   11.625  $ 10.333   $  9.768
Accumulation unit value at end of period..................................  $   15.495  $   13.866  $ 11.625   $ 10.333
Number of accumulation units outstanding at end of period (in thousands)..          20          21        32         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.929  $   15.885  $ 14.134   $ 13.374
Accumulation unit value at end of period..................................  $   21.131  $   18.929  $ 15.885   $ 14.134
Number of accumulation units outstanding at end of period (in thousands)..          10           9        21         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.594  $   11.431  $ 10.192   $  9.662
Accumulation unit value at end of period..................................  $   15.145  $   13.594  $ 11.431   $ 10.191
Number of accumulation units outstanding at end of period (in thousands)..          16           9        13          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.378  $   15.485  $ 13.833   $ 13.141
Accumulation unit value at end of period..................................  $   20.434  $   18.378  $ 15.485   $ 13.833
Number of accumulation units outstanding at end of period (in thousands)..          35          34        33         31
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.237  $   10.507  $  9.047   $  9.026
Accumulation unit value at end of period..................................  $   15.703  $   14.237  $ 10.507   $  9.047
Number of accumulation units outstanding at end of period (in thousands)..         295         217       208        114
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.772  $   10.918  $  9.416   $  9.449
Accumulation unit value at end of period..................................  $   16.269  $   14.772  $ 10.918   $  9.416
Number of accumulation units outstanding at end of period (in thousands)..         137         112        86         51

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.083  $  6.858   $ 11.022  $  10.536
Accumulation unit value at end of period..................................  $  10.275  $  9.083   $  6.858  $  11.022
Number of accumulation units outstanding at end of period (in thousands)..         25        21         21         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.726  $  6.599   $ 10.621  $  10.161
Accumulation unit value at end of period..................................  $   9.856  $  8.726   $  6.599  $  10.621
Number of accumulation units outstanding at end of period (in thousands)..         21        13          9          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.962  $  9.059   $ 14.603  $  13.983
Accumulation unit value at end of period..................................  $  13.491  $ 11.962   $  9.059  $  14.603
Number of accumulation units outstanding at end of period (in thousands)..          3         3          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.669  $  6.572   $ 10.605  $  10.160
Accumulation unit value at end of period..................................  $   9.768  $  8.669   $  6.572  $  10.605
Number of accumulation units outstanding at end of period (in thousands)..         14         6          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.882  $  9.016   $ 14.563  $  13.960
Accumulation unit value at end of period..................................  $  13.374  $ 11.882   $  9.016  $  14.563
Number of accumulation units outstanding at end of period (in thousands)..         25        22         15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.602  $  6.540   $ 10.585  $  10.159
Accumulation unit value at end of period..................................  $   9.662  $  8.602   $  6.540  $  10.585
Number of accumulation units outstanding at end of period (in thousands)..          9         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.722  $  8.931   $ 14.483  $  13.916
Accumulation unit value at end of period..................................  $  13.141  $ 11.722   $  8.931  $  14.483
Number of accumulation units outstanding at end of period (in thousands)..         19        16          8          0
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.495  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.449  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         34         -          -          -


                                  APP I-208

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.910  $   10.301  $  8.902   $  8.951
Accumulation unit value at end of period..................................  $   15.288  $   13.910  $ 10.301   $  8.901
Number of accumulation units outstanding at end of period (in thousands)..           4           4         -         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.772  $   10.214  $  8.840   $  8.902
Accumulation unit value at end of period..................................  $   15.114  $   13.772  $ 10.214   $  8.840
Number of accumulation units outstanding at end of period (in thousands)..          10          10        20         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.635  $   10.128  $  8.778   $  8.853
Accumulation unit value at end of period..................................  $   14.942  $   13.635  $ 10.128   $  8.778
Number of accumulation units outstanding at end of period (in thousands)..          11          13        16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.261  $    9.859  $  8.554   $  8.636
Accumulation unit value at end of period..................................  $   14.516  $   13.261  $  9.859   $  8.554
Number of accumulation units outstanding at end of period (in thousands)..          49          11        26         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.455  $   10.014  $  8.697   $  8.789
Accumulation unit value at end of period..................................  $   14.715  $   13.455  $ 10.014   $  8.697
Number of accumulation units outstanding at end of period (in thousands)..           3           2         1         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.000  $    9.695  $  8.437   $  8.543
Accumulation unit value at end of period..................................  $   14.189  $   13.000  $  9.695   $  8.437
Number of accumulation units outstanding at end of period (in thousands)..          34          58        40         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.102  $    9.791  $  8.537   $  8.662
Accumulation unit value at end of period..................................  $   14.272  $   13.102  $  9.791   $  8.537
Number of accumulation units outstanding at end of period (in thousands)..          58          48        58         52
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.879  $   12.968  $ 11.708   $ 11.637
Accumulation unit value at end of period..................................  $   19.723  $   17.879  $ 12.968   $ 11.708
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.776  $   12.913  $ 11.676   $ 12.067
Accumulation unit value at end of period..................................  $   19.580  $   17.776  $ 12.913   $ 11.676
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.063  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.951  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.031  $  6.698   $ 10.020  $  10.284
Accumulation unit value at end of period..................................  $   8.902  $  8.031   $  6.698  $  10.020
Number of accumulation units outstanding at end of period (in thousands)..         38         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.999  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.853  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.810  $  6.531   $  9.793  $  10.066
Accumulation unit value at end of period..................................  $   8.636  $  7.810   $  6.531  $   9.793
Number of accumulation units outstanding at end of period (in thousands)..         16        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.957  $  6.660   $  9.997  $  10.282
Accumulation unit value at end of period..................................  $   8.789  $  7.957   $  6.660  $   9.997
Number of accumulation units outstanding at end of period (in thousands)..         29        35          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.749  $  6.499   $  9.776  $  10.065
Accumulation unit value at end of period..................................  $   8.543  $  7.749   $  6.499  $   9.776
Number of accumulation units outstanding at end of period (in thousands)..         12         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.873  $  6.616   $  9.971  $  10.279
Accumulation unit value at end of period..................................  $   8.662  $  7.873   $  6.616  $   9.971
Number of accumulation units outstanding at end of period (in thousands)..         35        21          0          -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-209

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.640  $   12.839  $ 11.633   $ 12.046
Accumulation unit value at end of period..................................  $   19.391  $   17.640  $ 12.839   $ 11.633
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.539  $   12.785  $ 11.601   $ 12.031
Accumulation unit value at end of period..................................  $   19.251  $   17.539  $ 12.785   $ 11.601
Number of accumulation units outstanding at end of period (in thousands)..          20           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.438  $   12.730  $ 11.569   $ 12.016
Accumulation unit value at end of period..................................  $   19.111  $   17.438  $ 12.730   $ 11.569
Number of accumulation units outstanding at end of period (in thousands)..           1          13         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.371  $   12.694  $ 11.547   $ 12.005
Accumulation unit value at end of period..................................  $   19.019  $   17.371  $ 12.694   $ 11.547
Number of accumulation units outstanding at end of period (in thousands)..           -           3         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.304  $   12.658  $ 11.526   $ 11.995
Accumulation unit value at end of period..................................  $   18.927  $   17.304  $ 12.658   $ 11.526
Number of accumulation units outstanding at end of period (in thousands)..           4           3        11          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.172  $   12.586  $ 11.483   $ 11.975
Accumulation unit value at end of period..................................  $   18.744  $   17.172  $ 12.586   $ 11.483
Number of accumulation units outstanding at end of period (in thousands)..           8           7         7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.040  $   12.515  $ 11.441   $ 11.955
Accumulation unit value at end of period..................................  $   18.564  $   17.040  $ 12.515   $ 11.441
Number of accumulation units outstanding at end of period (in thousands)..          11           9         8          4
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.668  $   10.628  $  9.182   $  9.165
Accumulation unit value at end of period..................................  $   15.299  $   14.668  $ 10.628   $  9.182
Number of accumulation units outstanding at end of period (in thousands)..           2           2         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.605  $   10.597  $  9.170   $ 10.656
Accumulation unit value at end of period..................................  $   15.210  $   14.605  $ 10.597   $  9.170
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-210

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.521  $   10.558  $  9.154   $ 10.651
Accumulation unit value at end of period..................................  $   15.092  $   14.521  $ 10.558   $  9.154
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.458  $   10.528  $  9.142   $ 10.647
Accumulation unit value at end of period..................................  $   15.004  $   14.458  $ 10.528   $  9.142
Number of accumulation units outstanding at end of period (in thousands)..           -           2         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.396  $   10.498  $  9.129   $ 10.644
Accumulation unit value at end of period..................................  $   14.917  $   14.396  $ 10.498   $  9.129
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.354  $   10.478  $  9.121   $ 10.642
Accumulation unit value at end of period..................................  $   14.859  $   14.354  $ 10.478   $  9.121
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.313  $   10.458  $  9.113   $ 10.639
Accumulation unit value at end of period..................................  $   14.802  $   14.313  $ 10.458   $  9.113
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.231  $   10.419  $  9.097   $ 10.635
Accumulation unit value at end of period..................................  $   14.687  $   14.231  $ 10.419   $  9.097
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.149  $   10.380  $  9.081   $ 10.630
Accumulation unit value at end of period..................................  $   14.573  $   14.149  $ 10.380   $  9.081
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.330  $    8.493  $  8.318   $  8.904
Accumulation unit value at end of period..................................  $    9.449  $   10.330  $  8.493   $  8.318
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.286  $    8.469  $  8.307   $ 10.323
Accumulation unit value at end of period..................................  $    9.394  $   10.286  $  8.469   $  8.306
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-211

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.226  $    8.437  $  8.292   $ 10.318
Accumulation unit value at end of period..................................  $    9.321  $   10.226  $  8.437   $  8.292
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.182  $    8.414  $  8.281   $ 10.315
Accumulation unit value at end of period..................................  $    9.267  $   10.182  $  8.414   $  8.281
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.138  $    8.390  $  8.270   $ 10.312
Accumulation unit value at end of period..................................  $    9.213  $   10.138  $  8.390   $  8.270
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.109  $    8.374  $  8.262   $ 10.309
Accumulation unit value at end of period..................................  $    9.177  $   10.109  $  8.374   $  8.262
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.080  $    8.358  $  8.255   $ 10.307
Accumulation unit value at end of period..................................  $    9.142  $   10.080  $  8.358   $  8.255
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.022  $    8.327  $  8.240   $ 10.303
Accumulation unit value at end of period..................................  $    9.071  $   10.022  $  8.327   $  8.240
Number of accumulation units outstanding at end of period (in thousands)..           1           2         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.964  $    8.295  $  8.226   $ 10.298
Accumulation unit value at end of period..................................  $    9.001  $    9.964  $  8.295   $  8.226
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(a)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-212

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.116  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.891  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          10           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.116  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.888  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          16           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.115  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.885  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.115  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.883  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          10           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.115  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.879  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           8           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.115  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.874  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          12           -         -          -
OPPENHEIMER CAPITAL INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.670  $    8.856  $  7.973   $  7.981
Accumulation unit value at end of period..................................  $   10.130  $    9.670  $  8.856   $  7.972
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.658  $    9.776  $  8.813   $  8.470
Accumulation unit value at end of period..................................  $   11.148  $   10.658  $  9.776   $  8.813
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
OPPENHEIMER CAPITAL INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.599  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.470  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-213

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.538  $    9.685   $  8.749   $  8.425
Accumulation unit value at end of period..................................  $   11.000  $   10.538   $  9.685   $  8.749
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    9.356  $    8.611   $  7.791   $  7.514
Accumulation unit value at end of period..................................  $    9.752  $    9.356   $  8.611   $  7.791
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.267  $   10.385   $  9.410   $  9.089
Accumulation unit value at end of period..................................  $   11.725  $   11.267   $ 10.385   $  9.410
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.203  $    8.492   $  7.702   $  7.446
Accumulation unit value at end of period..................................  $    9.568  $    9.203   $  8.492   $  7.702
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.098  $   10.250   $  9.306   $  9.007
Accumulation unit value at end of period..................................  $   11.527  $   11.098   $ 10.250   $  9.306
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.022  $    8.350   $  7.596   $  7.366
Accumulation unit value at end of period..................................  $    9.352  $    9.022   $  8.350   $  7.596
Number of accumulation units outstanding at end of period (in thousands)..           -           0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.768  $    9.985   $  9.102   $  8.844
Accumulation unit value at end of period..................................  $   11.139  $   10.768   $  9.985   $  9.102
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)         0          0
OPPENHEIMER EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.356  $    9.512   $  8.373   $  8.487
Accumulation unit value at end of period..................................  $   13.939  $   12.356   $  9.512   $  8.373
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.943  $    9.980   $  8.798   $  9.075
Accumulation unit value at end of period..................................  $   14.580  $   12.943   $  9.980   $  8.798
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.574  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.425  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.765  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.514  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.195  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.089  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.721  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.446  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.137  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.007  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.668  $  5.706   $  9.159  $  10.026
Accumulation unit value at end of period..................................  $   7.366  $  6.668   $  5.706  $   9.159
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.022  $  6.878   $ 11.063  $  12.124
Accumulation unit value at end of period..................................  $   8.844  $  8.022   $  6.878  $  11.063
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
OPPENHEIMER EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.114  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.075  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-214

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.797  $    9.887  $  8.734   $  9.027
Accumulation unit value at end of period..................................  $   14.387  $   12.797  $  9.887   $  8.734
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.954  $    9.249  $  8.183   $  8.470
Accumulation unit value at end of period..................................  $   13.418  $   11.954  $  9.249   $  8.183
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.189  $   11.770  $ 10.428   $ 10.811
Accumulation unit value at end of period..................................  $   17.025  $   15.189  $ 11.770   $ 10.428
Number of accumulation units outstanding at end of period (in thousands)..          13          12        10          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.758  $    9.120  $  8.089   $  8.394
Accumulation unit value at end of period..................................  $   13.166  $   11.758  $  9.120   $  8.089
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.962  $   11.617  $ 10.313   $ 10.713
Accumulation unit value at end of period..................................  $   16.736  $   14.962  $ 11.617   $ 10.313
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.527  $    8.968  $  7.978   $  8.303
Accumulation unit value at end of period..................................  $   12.869  $   11.527  $  8.968   $  7.978
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.517  $   11.317  $ 10.087   $ 10.519
Accumulation unit value at end of period..................................  $   16.173  $   14.517  $ 11.317   $ 10.087
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.958  $   11.364  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.461  $   14.958  $ 11.364   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.914  $   11.348  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.388  $   14.914  $ 11.348   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.087  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.027  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.599  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.470  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.714  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.811  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.550  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.394  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.645  $  7.009   $ 12.585  $  12.964
Accumulation unit value at end of period..................................  $  10.713  $  9.645   $  7.009  $  12.585
Number of accumulation units outstanding at end of period (in thousands)..          7         7          6          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.491  $  5.454   $  9.813  $  10.121
Accumulation unit value at end of period..................................  $   8.303  $  7.491   $  5.454  $   9.813
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.509  $  6.938   $ 12.507  $  12.914
Accumulation unit value at end of period..................................  $  10.519  $  9.509   $  6.938  $  12.507
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          0
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-215

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.856  $   11.326  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.291  $   14.856  $ 11.326   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.812  $   11.309  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.219  $   14.812  $ 11.309   $      -
Number of accumulation units outstanding at end of period (in thousands)..          12          10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.768  $   11.293  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.147  $   14.768  $ 11.293   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.739  $   11.282  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.099  $   14.739  $ 11.282   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.710  $   11.271  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.052  $   14.710  $ 11.271   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.653  $   11.249  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.957  $   14.653  $ 11.249   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.595  $   11.228  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   15.862  $   14.595  $ 11.228   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  115.632  $   91.212  $ 75.539   $ 79.278
Accumulation unit value at end of period..................................  $  118.018  $  115.632  $ 91.212   $ 75.539
Number of accumulation units outstanding at end of period (in thousands)..          12          12        12          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.914  $   10.992  $  9.117   $ 10.000
Accumulation unit value at end of period..................................  $   14.180  $   13.914  $ 10.992   $  9.117
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.658  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.000  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-216

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.757  $   10.890  $  9.050   $  9.947
Accumulation unit value at end of period..................................  $   13.992  $   13.757  $ 10.890   $  9.050
Number of accumulation units outstanding at end of period (in thousands)..         168           -         -         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   24.007  $   19.032  $ 15.840   $ 17.436
Accumulation unit value at end of period..................................  $   24.380  $   24.007  $ 19.032   $ 15.840
Number of accumulation units outstanding at end of period (in thousands)..          20         102        87         91
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.583  $   18.724  $ 15.608   $ 17.205
Accumulation unit value at end of period..................................  $   23.914  $   23.583  $ 18.724   $ 15.607
Number of accumulation units outstanding at end of period (in thousands)..          29          31        32          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.341  $    9.808  $  8.183   $  9.030
Accumulation unit value at end of period..................................  $   12.501  $   12.341  $  9.808   $  8.183
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.159  $   18.424  $ 15.388   $ 16.998
Accumulation unit value at end of period..................................  $   23.437  $   23.159  $ 18.424   $ 15.388
Number of accumulation units outstanding at end of period (in thousands)..          16          20        60         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.098  $    9.644  $  8.071   $  8.933
Accumulation unit value at end of period..................................  $   12.219  $   12.098  $  9.644   $  8.071
Number of accumulation units outstanding at end of period (in thousands)..          11          10         8          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.961  $   17.541  $ 14.710   $ 16.313
Accumulation unit value at end of period..................................  $   22.136  $   21.961  $ 17.541   $ 14.710
Number of accumulation units outstanding at end of period (in thousands)..          29          33        31         31
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.163  $   14.227  $ 12.523   $ 12.608
Accumulation unit value at end of period..................................  $   14.537  $   14.163  $ 14.227   $ 12.523
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.055  $   13.133  $ 11.577   $ 11.494
Accumulation unit value at end of period..................................  $   13.380  $   13.055  $ 13.133   $ 11.577
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.629  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.947  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         65         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  15.148  $ 10.937   $ 18.638  $  17.677
Accumulation unit value at end of period..................................  $  17.436  $ 15.148   $ 10.937  $  18.638
Number of accumulation units outstanding at end of period (in thousands)..         80        75         95         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  14.970  $ 10.824   $ 18.475  $  17.548
Accumulation unit value at end of period..................................  $  17.205  $ 14.970   $ 10.824  $  18.475
Number of accumulation units outstanding at end of period (in thousands)..          7         7          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.865  $  5.692   $  9.726  $  10.114
Accumulation unit value at end of period..................................  $   9.030  $  7.865   $  5.692  $   9.726
Number of accumulation units outstanding at end of period (in thousands)..         11         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  14.819  $ 10.737   $ 18.362  $  17.476
Accumulation unit value at end of period..................................  $  16.998  $ 14.819   $ 10.737  $  18.362
Number of accumulation units outstanding at end of period (in thousands)..         68        72         68         99
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.804  $  5.665   $  9.708  $  10.113
Accumulation unit value at end of period..................................  $   8.933  $  7.804   $  5.665  $   9.708
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  14.279  $ 10.387   $ 17.835  $  17.042
Accumulation unit value at end of period..................................  $  16.313  $ 14.279   $ 10.387  $  17.835
Number of accumulation units outstanding at end of period (in thousands)..         28        26         25         22
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-217

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.908  $   13.011  $ 11.493   $ 11.433
Accumulation unit value at end of period..................................  $   13.202  $   12.908  $ 13.011   $ 11.493
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.710  $   13.841  $ 12.243   $ 12.198
Accumulation unit value at end of period..................................  $   14.002  $   13.710  $ 13.841   $ 12.243
Number of accumulation units outstanding at end of period (in thousands)..           2           3         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.103  $   15.270  $ 13.528   $ 13.499
Accumulation unit value at end of period..................................  $   15.402  $   15.103  $ 15.270   $ 13.528
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.488  $   13.652  $ 12.106   $ 12.092
Accumulation unit value at end of period..................................  $   13.742  $   13.488  $ 13.652   $ 12.106
Number of accumulation units outstanding at end of period (in thousands)..          11           1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.876  $   15.071  $ 13.379   $ 13.376
Accumulation unit value at end of period..................................  $   15.140  $   14.876  $ 15.071   $ 13.379
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.228  $   13.428  $ 11.944   $ 11.965
Accumulation unit value at end of period..................................  $   13.435  $   13.228  $ 13.428   $ 11.944
Number of accumulation units outstanding at end of period (in thousands)..          16          23        12          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.433  $   14.681  $ 13.084   $ 13.134
Accumulation unit value at end of period..................................  $   14.631  $   14.433  $ 14.681   $ 13.084
Number of accumulation units outstanding at end of period (in thousands)..          13          13        18         11
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    7.020  $   13.455  $ 14.809   $ 17.382
Accumulation unit value at end of period..................................  $    5.940  $    7.020  $ 13.455   $ 14.809
Number of accumulation units outstanding at end of period (in thousands)..           -           9         8          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    5.803  $   11.139  $ 12.278   $ 16.547
Accumulation unit value at end of period..................................  $    4.902  $    5.803  $ 11.139   $ 12.278
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.726  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.547  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-218

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    5.737  $   11.035  $ 12.188   $ 16.459
Accumulation unit value at end of period..................................  $    4.838  $    5.737  $ 11.035   $ 12.188
Number of accumulation units outstanding at end of period (in thousands)..          12           9         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    6.792  $   13.084  $ 14.472   $ 19.573
Accumulation unit value at end of period..................................  $    5.718  $    6.792  $ 13.084   $ 14.472
Number of accumulation units outstanding at end of period (in thousands)..          25          26        15         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.309  $   19.889  $ 22.032   $ 29.843
Accumulation unit value at end of period..................................  $    8.666  $   10.309  $ 19.889   $ 22.032
Number of accumulation units outstanding at end of period (in thousands)..          13           9         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    6.681  $   12.902  $ 14.306   $ 19.397
Accumulation unit value at end of period..................................  $    5.611  $    6.681  $ 12.902   $ 14.306
Number of accumulation units outstanding at end of period (in thousands)..          15          15        16         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.155  $   19.630  $ 21.789   $ 29.573
Accumulation unit value at end of period..................................  $    8.519  $   10.155  $ 19.630   $ 21.789
Number of accumulation units outstanding at end of period (in thousands)..          32          21        20         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    6.550  $   12.686  $ 14.110   $ 19.189
Accumulation unit value at end of period..................................  $    5.484  $    6.550  $ 12.686   $ 14.110
Number of accumulation units outstanding at end of period (in thousands)..          35          23        25         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.853  $   19.123  $ 21.311   $ 29.040
Accumulation unit value at end of period..................................  $    8.233  $    9.853  $ 19.123   $ 21.311
Number of accumulation units outstanding at end of period (in thousands)..          39          33        29         30
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.808  $   14.450  $ 13.007   $ 13.235
Accumulation unit value at end of period..................................  $   13.853  $   13.808  $ 14.450   $ 13.006
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.049  $   12.629  $ 11.384   $ 11.432
Accumulation unit value at end of period..................................  $   12.071  $   12.049  $ 12.629   $ 11.384
Number of accumulation units outstanding at end of period (in thousands)..           9           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.690  $  5.983   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  16.459  $ 10.690   $  5.983  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.732  $  7.136   $ 11.777  $  10.327
Accumulation unit value at end of period..................................  $  19.573  $ 12.732   $  7.136  $  11.777
Number of accumulation units outstanding at end of period (in thousands)..          6         4          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  19.441  $ 10.912   $ 18.038  $  15.830
Accumulation unit value at end of period..................................  $  29.843  $ 19.441   $ 10.912  $  18.038
Number of accumulation units outstanding at end of period (in thousands)..          6         3          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  12.649  $  7.107   $ 11.759  $  10.326
Accumulation unit value at end of period..................................  $  19.397  $ 12.649   $  7.107  $  11.759
Number of accumulation units outstanding at end of period (in thousands)..         10         5          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  19.304  $ 10.857   $ 17.982  $  15.799
Accumulation unit value at end of period..................................  $  29.573  $ 19.304   $ 10.857  $  17.982
Number of accumulation units outstanding at end of period (in thousands)..         13         8          4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  12.550  $  7.073   $ 11.738  $  10.325
Accumulation unit value at end of period..................................  $  19.189  $ 12.550   $  7.073  $  11.738
Number of accumulation units outstanding at end of period (in thousands)..         20         6          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  19.032  $ 10.747   $ 17.871  $  15.738
Accumulation unit value at end of period..................................  $  29.040  $ 19.032   $ 10.747  $  17.871
Number of accumulation units outstanding at end of period (in thousands)..         22        18          9          2
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.649  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.432  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-219

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.572  $   14.254  $ 12.875   $ 12.955
Accumulation unit value at end of period..................................  $   13.569  $   13.572  $ 14.254   $ 12.875
Number of accumulation units outstanding at end of period (in thousands)..          41          41        12         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.359  $   14.051  $ 12.710   $ 12.809
Accumulation unit value at end of period..................................  $   13.336  $   13.359  $ 14.051   $ 12.710
Number of accumulation units outstanding at end of period (in thousands)..          84          75        88         93
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.139  $   15.946  $ 14.447   $ 14.580
Accumulation unit value at end of period..................................  $   15.090  $   15.139  $ 15.946   $ 14.447
Number of accumulation units outstanding at end of period (in thousands)..          52          65        85         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.140  $   13.855  $ 12.565   $ 12.694
Accumulation unit value at end of period..................................  $   13.085  $   13.140  $ 13.855   $ 12.565
Number of accumulation units outstanding at end of period (in thousands)..          51          44        59         54
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.911  $   15.739  $ 14.287   $ 14.448
Accumulation unit value at end of period..................................  $   14.833  $   14.911  $ 15.739   $ 14.287
Number of accumulation units outstanding at end of period (in thousands)..          24          29        37         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.882  $   13.624  $ 12.392   $ 12.557
Accumulation unit value at end of period..................................  $   12.790  $   12.882  $ 13.624   $ 12.392
Number of accumulation units outstanding at end of period (in thousands)..          66          81        55         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.467  $   15.331  $ 13.972   $ 14.186
Accumulation unit value at end of period..................................  $   14.334  $   14.467  $ 15.331   $ 13.972
Number of accumulation units outstanding at end of period (in thousands)..          75          83       113        120
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.796  $   11.891  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.870  $   14.796  $ 11.891   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.752  $   11.874  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.809  $   14.752  $ 11.874   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.091  $ 10.693   $ 10.802  $  10.070
Accumulation unit value at end of period..................................  $  12.955  $ 12.091   $ 10.693  $  10.802
Number of accumulation units outstanding at end of period (in thousands)..          9        11          8          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.973  $ 10.604   $ 10.728  $  10.010
Accumulation unit value at end of period..................................  $  12.809  $ 11.973   $ 10.604  $  10.728
Number of accumulation units outstanding at end of period (in thousands)..         77        36         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.649  $ 12.107   $ 12.267  $  11.456
Accumulation unit value at end of period..................................  $  14.580  $ 13.649   $ 12.107  $  12.267
Number of accumulation units outstanding at end of period (in thousands)..         32        16          7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.895  $ 10.562   $ 10.712  $  10.009
Accumulation unit value at end of period..................................  $  12.694  $ 11.895   $ 10.562  $  10.712
Number of accumulation units outstanding at end of period (in thousands)..         44        21          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  13.552  $ 12.045   $ 12.228  $  11.433
Accumulation unit value at end of period..................................  $  14.448  $ 13.552   $ 12.045  $  12.228
Number of accumulation units outstanding at end of period (in thousands)..         44        34         22         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.802  $ 10.511   $ 10.692  $  10.008
Accumulation unit value at end of period..................................  $  12.557  $ 11.802   $ 10.511  $  10.692
Number of accumulation units outstanding at end of period (in thousands)..         47        22          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.360  $ 11.923   $ 12.152  $  11.388
Accumulation unit value at end of period..................................  $  14.186  $ 13.360   $ 11.923  $  12.152
Number of accumulation units outstanding at end of period (in thousands)..        104        89         28          7
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-220

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.694  $   11.851  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.727  $   14.694  $ 11.851   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.651  $   11.834  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.666  $   14.651  $ 11.834   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.608  $   11.817  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.605  $   14.608  $ 11.817   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.579  $   11.806  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.565  $   14.579  $ 11.806   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.551  $   11.794  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.525  $   14.551  $ 11.794   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.494  $   11.771  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.445  $   14.494  $ 11.771   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.437  $   11.749  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   13.365  $   14.437  $ 11.749   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           3         -          -
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.969  $   10.366  $  8.524   $  8.936
Accumulation unit value at end of period..................................  $   12.032  $   12.969  $ 10.366   $  8.524
Number of accumulation units outstanding at end of period (in thousands)..         238         221         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.411  $   10.736  $  8.841   $  9.594
Accumulation unit value at end of period..................................  $   12.424  $   13.411  $ 10.736   $  8.841
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.377  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.594  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-221

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.260  $   10.636  $  8.776   $  9.543
Accumulation unit value at end of period..................................  $   12.260  $   13.260  $ 10.636   $  8.776
Number of accumulation units outstanding at end of period (in thousands)..          66          35         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.505  $   10.045  $  8.301   $  9.040
Accumulation unit value at end of period..................................  $   11.544  $   12.505  $ 10.045   $  8.301
Number of accumulation units outstanding at end of period (in thousands)..          22          17         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.379  $   14.786  $ 12.237   $ 13.346
Accumulation unit value at end of period..................................  $   16.941  $   18.379  $ 14.786   $ 12.237
Number of accumulation units outstanding at end of period (in thousands)..           6           6         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.342  $    9.939  $  8.234   $  8.989
Accumulation unit value at end of period..................................  $   11.365  $   12.342  $  9.939   $  8.234
Number of accumulation units outstanding at end of period (in thousands)..           2           4        17         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.104  $   14.594  $ 12.102   $ 13.225
Accumulation unit value at end of period..................................  $   16.654  $   18.104  $ 14.594   $ 12.102
Number of accumulation units outstanding at end of period (in thousands)..           4           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.100  $    9.773  $  8.121   $  8.892
Accumulation unit value at end of period..................................  $   11.109  $   12.100  $  9.773   $  8.121
Number of accumulation units outstanding at end of period (in thousands)..           4           3         4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.565  $   14.216  $ 11.836   $ 12.987
Accumulation unit value at end of period..................................  $   16.094  $   17.565  $ 14.216   $ 11.836
Number of accumulation units outstanding at end of period (in thousands)..          10          11        14         11
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.464  $   10.236  $  8.782   $  8.685
Accumulation unit value at end of period..................................  $   14.873  $   13.464  $ 10.236   $  8.782
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.749  $   11.229  $  9.649   $  9.685
Accumulation unit value at end of period..................................  $   16.268  $   14.749  $ 11.229   $  9.649
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.350  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.543  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.921  $  5.778   $  9.929  $  10.066
Accumulation unit value at end of period..................................  $   9.040  $  7.921   $  5.778  $   9.929
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.712  $  8.556   $ 14.725  $  14.942
Accumulation unit value at end of period..................................  $  13.346  $ 11.712   $  8.556  $  14.725
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.897  $  5.775   $  9.948  $  10.100
Accumulation unit value at end of period..................................  $   8.989  $  7.897   $  5.775  $   9.948
Number of accumulation units outstanding at end of period (in thousands)..          5         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.630  $  8.513   $ 14.680  $  14.913
Accumulation unit value at end of period..................................  $  13.225  $ 11.630   $  8.513  $  14.680
Number of accumulation units outstanding at end of period (in thousands)..          8         7          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.835  $  5.747   $  9.930  $  10.099
Accumulation unit value at end of period..................................  $   8.892  $  7.835   $  5.747  $   9.930
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.466  $  8.426   $ 14.589  $  14.855
Accumulation unit value at end of period..................................  $  12.987  $ 11.466   $  8.426  $  14.589
Number of accumulation units outstanding at end of period (in thousands)..          8         7          2          0
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.378  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.685  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-222

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.157  $   10.037   $  8.642   $  8.691
Accumulation unit value at end of period..................................  $   14.482  $   13.157   $ 10.037   $  8.642
Number of accumulation units outstanding at end of period (in thousands)..           1           1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.027  $    9.953   $  8.582   $  8.644
Accumulation unit value at end of period..................................  $   14.318  $   13.027   $  9.953   $  8.582
Number of accumulation units outstanding at end of period (in thousands)..           2           0          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.898  $    9.869   $  8.523   $  8.598
Accumulation unit value at end of period..................................  $   14.155  $   12.898   $  9.869   $  8.523
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.814  $    9.814   $  8.484   $  8.567
Accumulation unit value at end of period..................................  $   14.048  $   12.814   $  9.814   $  8.484
Number of accumulation units outstanding at end of period (in thousands)..           3           4          3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.729  $    9.759   $  8.445   $  8.536
Accumulation unit value at end of period..................................  $   13.942  $   12.729   $  9.759   $  8.445
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.562  $    9.650   $  8.367   $  8.474
Accumulation unit value at end of period..................................  $   13.731  $   12.562   $  9.650   $  8.367
Number of accumulation units outstanding at end of period (in thousands)..           5           4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.397  $    9.543   $  8.291   $  8.414
Accumulation unit value at end of period..................................  $   13.524  $   12.397   $  9.543   $  8.291
Number of accumulation units outstanding at end of period (in thousands)..           9          10         12         10
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.075  $   10.551   $  9.036   $  9.077
Accumulation unit value at end of period..................................  $   15.802  $   14.075   $ 10.551   $  9.036
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.691  $   12.531   $ 10.747   $ 11.056
Accumulation unit value at end of period..................................  $   18.711  $   16.691   $ 12.531   $ 10.747
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.533  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.691  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.504  $  5.857   $  9.609  $  10.112
Accumulation unit value at end of period..................................  $   8.644  $  7.504   $  5.857  $   9.609
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.475  $  5.842   $  9.600  $  10.112
Accumulation unit value at end of period..................................  $   8.598  $  7.475   $  5.842  $   9.600
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.455  $  5.833   $  9.594  $  10.111
Accumulation unit value at end of period..................................  $   8.567  $  7.455   $  5.833  $   9.594
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.436  $  5.824   $  9.588  $  10.111
Accumulation unit value at end of period..................................  $   8.536  $  7.436   $  5.824  $   9.588
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.397  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.474  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.358  $  5.786   $  9.565  $  10.110
Accumulation unit value at end of period..................................  $   8.414  $  7.358   $  5.786  $   9.565
Number of accumulation units outstanding at end of period (in thousands)..         10         6          0          -
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.992  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.056  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-223

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.886  $   10.446  $  8.977   $  9.254
Accumulation unit value at end of period..................................  $   15.536  $   13.886  $ 10.446   $  8.977
Number of accumulation units outstanding at end of period (in thousands)..          39          58        52         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.617  $   10.259  $  8.830   $  9.116
Accumulation unit value at end of period..................................  $   15.212  $   13.617  $ 10.259   $  8.830
Number of accumulation units outstanding at end of period (in thousands)..          25          23        24         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.131  $   12.171  $ 10.491   $ 10.847
Accumulation unit value at end of period..................................  $   17.993  $   16.131  $ 12.171   $ 10.491
Number of accumulation units outstanding at end of period (in thousands)..          29          39        37         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.394  $   10.116  $  8.729   $  9.034
Accumulation unit value at end of period..................................  $   14.926  $   13.394  $ 10.116   $  8.729
Number of accumulation units outstanding at end of period (in thousands)..          24          24        19         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.889  $   12.012  $ 10.375   $ 10.748
Accumulation unit value at end of period..................................  $   17.688  $   15.889  $ 12.012   $ 10.375
Number of accumulation units outstanding at end of period (in thousands)..          11          10         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.131  $    9.948  $  8.609   $  8.936
Accumulation unit value at end of period..................................  $   14.589  $   13.131  $  9.948   $  8.609
Number of accumulation units outstanding at end of period (in thousands)..          24          27        36         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.415  $   11.701  $ 10.147   $ 10.554
Accumulation unit value at end of period..................................  $   17.092  $   15.415  $ 11.701   $ 10.147
Number of accumulation units outstanding at end of period (in thousands)..          20          19        26         28
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.149  $   10.178  $  8.777   $  8.709
Accumulation unit value at end of period..................................  $   14.125  $   13.149  $ 10.178   $  8.777
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.527  $   11.261  $  9.725   $ 10.034
Accumulation unit value at end of period..................................  $   15.581  $   14.527  $ 11.261   $  9.725
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.541  $  5.525   $  8.985  $  10.290
Accumulation unit value at end of period..................................  $   9.254  $  7.541   $  5.525  $   8.985
Number of accumulation units outstanding at end of period (in thousands)..         30        24         17          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.439  $  5.459   $  8.890  $  10.191
Accumulation unit value at end of period..................................  $   9.116  $  7.439   $  5.459  $   8.890
Number of accumulation units outstanding at end of period (in thousands)..         10         4          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.865  $  6.516   $ 10.627  $  12.192
Accumulation unit value at end of period..................................  $  10.847  $  8.865   $  6.516  $  10.627
Number of accumulation units outstanding at end of period (in thousands)..         21        15         11          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.391  $  5.437   $  8.877  $  10.190
Accumulation unit value at end of period..................................  $   9.034  $  7.391   $  5.437  $   8.877
Number of accumulation units outstanding at end of period (in thousands)..          5         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.802  $  6.482   $ 10.593  $  12.168
Accumulation unit value at end of period..................................  $  10.748  $  8.802   $  6.482  $  10.593
Number of accumulation units outstanding at end of period (in thousands)..         18        26         25          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.333  $  5.411   $  8.861  $  10.189
Accumulation unit value at end of period..................................  $   8.936  $  7.333   $  5.411  $   8.861
Number of accumulation units outstanding at end of period (in thousands)..         27         8          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.678  $  6.416   $ 10.527  $  12.120
Accumulation unit value at end of period..................................  $  10.554  $  8.678   $  6.416  $  10.527
Number of accumulation units outstanding at end of period (in thousands)..         30        28         19         10
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.601  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.034  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-224

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.398  $   10.406  $  9.005   $  9.310
Accumulation unit value at end of period..................................  $   14.341  $   13.398  $ 10.406   $  9.005
Number of accumulation units outstanding at end of period (in thousands)..           4          18        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.722  $    9.896  $  8.577   $  8.880
Accumulation unit value at end of period..................................  $   13.598  $   12.722  $  9.896   $  8.577
Number of accumulation units outstanding at end of period (in thousands)..          25          26        29         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.850  $   12.348  $ 10.718   $ 11.113
Accumulation unit value at end of period..................................  $   16.916  $   15.850  $ 12.348   $ 10.718
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.514  $    9.759  $  8.479   $  8.801
Accumulation unit value at end of period..................................  $   13.342  $   12.514  $  9.759   $  8.479
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.612  $   12.187  $ 10.599   $ 11.013
Accumulation unit value at end of period..................................  $   16.629  $   15.612  $ 12.187   $ 10.599
Number of accumulation units outstanding at end of period (in thousands)..          16          15        15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.268  $    9.596  $  8.362   $  8.706
Accumulation unit value at end of period..................................  $   13.041  $   12.268  $  9.596   $  8.362
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.148  $   11.872  $ 10.367   $ 10.814
Accumulation unit value at end of period..................................  $   16.070  $   15.148  $ 11.872   $ 10.366
Number of accumulation units outstanding at end of period (in thousands)..          16          15        16         25
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.787  $   10.490  $  9.070   $  8.977
Accumulation unit value at end of period..................................  $   14.175  $   10.787  $ 10.490   $  9.070
Number of accumulation units outstanding at end of period (in thousands)..          26          24         6          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.092  $   11.776  $ 10.198   $  9.446
Accumulation unit value at end of period..................................  $   15.865  $   12.092  $ 11.776   $ 10.198
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.996  $  6.084   $  9.941  $  10.000
Accumulation unit value at end of period..................................  $   9.310  $  7.996   $  6.084  $   9.941
Number of accumulation units outstanding at end of period (in thousands)..         12         8          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.639  $  5.821   $  9.525  $  10.124
Accumulation unit value at end of period..................................  $   8.880  $  7.639   $  5.821  $   9.525
Number of accumulation units outstanding at end of period (in thousands)..         22        21         18          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.574  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.113  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.589  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.801  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.506  $  7.270   $ 11.937  $  12.713
Accumulation unit value at end of period..................................  $  11.013  $  9.506   $  7.270  $  11.937
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.530  $  5.770   $  9.493  $  10.122
Accumulation unit value at end of period..................................  $   8.706  $  7.530   $  5.770  $   9.493
Number of accumulation units outstanding at end of period (in thousands)..          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.372  $  7.196   $ 11.863  $  12.663
Accumulation unit value at end of period..................................  $  10.814  $  9.372   $  7.196  $  11.863
Number of accumulation units outstanding at end of period (in thousands)..         20        17         10          6
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.439  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.446  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-225

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.540  $   10.284  $  8.924   $  8.283
Accumulation unit value at end of period..................................  $   13.801  $   10.540  $ 10.284   $  8.924
Number of accumulation units outstanding at end of period (in thousands)..           7           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.009  $   10.758  $  9.349   $  8.691
Accumulation unit value at end of period..................................  $   14.393  $   11.009  $ 10.758   $  9.349
Number of accumulation units outstanding at end of period (in thousands)..          28          14        16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.332  $   10.112  $  8.801   $  8.193
Accumulation unit value at end of period..................................  $   13.488  $   10.332  $ 10.112   $  8.801
Number of accumulation units outstanding at end of period (in thousands)..          17          26        21          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.741  $   10.523  $  9.168   $  8.543
Accumulation unit value at end of period..................................  $   14.008  $   10.741  $ 10.523   $  9.168
Number of accumulation units outstanding at end of period (in thousands)..           4          10         6          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.195  $    9.998  $  8.719   $  8.133
Accumulation unit value at end of period..................................  $   13.283  $   10.195  $  9.998   $  8.719
Number of accumulation units outstanding at end of period (in thousands)..           4           4         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.530  $   10.347  $  9.042   $  8.451
Accumulation unit value at end of period..................................  $   13.692  $   10.530  $ 10.347   $  9.042
Number of accumulation units outstanding at end of period (in thousands)..           6           6         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.928  $    9.775  $  8.559   $  8.016
Accumulation unit value at end of period..................................  $   12.883  $    9.928  $  9.775   $  8.559
Number of accumulation units outstanding at end of period (in thousands)..          33          23        21         13
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.467  $   10.501  $  9.592   $  9.727
Accumulation unit value at end of period..................................  $   15.995  $   14.467  $ 10.501   $  9.591
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   29.599  $   21.517  $ 19.683   $ 21.316
Accumulation unit value at end of period..................................  $   32.677  $   29.599  $ 21.517   $ 19.683
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   6.536  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.283  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.868  $  5.311   $  8.789  $  10.635
Accumulation unit value at end of period..................................  $   8.691  $  6.868   $  5.311  $   8.789
Number of accumulation units outstanding at end of period (in thousands)..         19         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   6.484  $  5.021   $  8.323  $  10.080
Accumulation unit value at end of period..................................  $   8.193  $  6.484   $  5.021  $   8.323
Number of accumulation units outstanding at end of period (in thousands)..          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.768  $  5.247   $  8.705  $  10.549
Accumulation unit value at end of period..................................  $   8.543  $  6.768   $  5.247  $   8.705
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   6.450  $  5.005   $  8.312  $  10.079
Accumulation unit value at end of period..................................  $   8.133  $  6.450   $  5.005  $   8.312
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.715  $  5.221   $  8.689  $  10.548
Accumulation unit value at end of period..................................  $   8.451  $  6.715   $  5.221  $   8.689
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   6.382  $  4.972   $  8.291  $  10.076
Accumulation unit value at end of period..................................  $   8.016  $  6.382   $  4.972  $   8.291
Number of accumulation units outstanding at end of period (in thousands)..          9         9          0          -
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  17.710  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  21.316  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-226

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.484  $    8.365  $  7.667   $  8.320
Accumulation unit value at end of period..................................  $   12.653  $   11.484  $  8.365   $  7.667
Number of accumulation units outstanding at end of period (in thousands)..          13          20        27         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.003  $    8.027  $  7.368   $  8.008
Accumulation unit value at end of period..................................  $   12.105  $   11.003  $  8.027   $  7.368
Number of accumulation units outstanding at end of period (in thousands)..           6           7         9         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.039  $   10.987  $ 10.101   $ 10.994
Accumulation unit value at end of period..................................  $   16.520  $   15.039  $ 10.987   $ 10.101
Number of accumulation units outstanding at end of period (in thousands)..          24          28        26         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.891  $   10.159  $  9.349   $ 10.185
Accumulation unit value at end of period..................................  $   15.244  $   13.891  $ 10.159   $  9.349
Number of accumulation units outstanding at end of period (in thousands)..           4           2         0         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.813  $   10.844  $  9.989   $ 10.894
Accumulation unit value at end of period..................................  $   16.240  $   14.813  $ 10.844   $  9.989
Number of accumulation units outstanding at end of period (in thousands)..           5           3         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.667  $   10.025  $  9.254   $ 10.112
Accumulation unit value at end of period..................................  $   14.953  $   13.667  $ 10.025   $  9.253
Number of accumulation units outstanding at end of period (in thousands)..           -           3         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.373  $   10.564  $  9.770   $ 10.698
Accumulation unit value at end of period..................................  $   15.694  $   14.373  $ 10.564   $  9.770
Number of accumulation units outstanding at end of period (in thousands)..           9           8        14         11
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.970  $   15.102  $ 13.730   $ 13.827
Accumulation unit value at end of period..................................  $   20.629  $   18.970  $ 15.102   $ 13.730
Number of accumulation units outstanding at end of period (in thousands)..           -           -        19         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.843  $   15.023  $ 13.679   $ 14.084
Accumulation unit value at end of period..................................  $   20.460  $   18.843  $ 15.023   $ 13.679
Number of accumulation units outstanding at end of period (in thousands)..          28          23        19         12

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   6.926  $  4.806   $  9.633  $  10.000
Accumulation unit value at end of period..................................  $   8.320  $  6.926   $  4.806  $   9.633
Number of accumulation units outstanding at end of period (in thousands)..         28        25         21         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.676  $  4.640   $  9.313  $  10.000
Accumulation unit value at end of period..................................  $   8.008  $  6.676   $  4.640  $   9.313
Number of accumulation units outstanding at end of period (in thousands)..         14        11         10         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.180  $  5.021   $  8.323  $  10.080
Accumulation unit value at end of period..................................  $  10.994  $  9.180   $  5.021  $   8.323
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.513  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.185  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.115  $  6.357   $ 12.804  $  13.998
Accumulation unit value at end of period..................................  $  10.894  $  9.115   $  6.357  $  12.804
Number of accumulation units outstanding at end of period (in thousands)..         32        27         21         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.477  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.112  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.986  $  6.292   $ 12.725  $  11.807
Accumulation unit value at end of period..................................  $  10.698  $  8.986   $  6.292  $  12.725
Number of accumulation units outstanding at end of period (in thousands)..         16        12          7          4
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  12.316  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.084  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         -          -          -


                                  APP I-227

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.675  $   14.918  $ 13.611   $ 14.042
Accumulation unit value at end of period..................................  $   20.237  $   18.675  $ 14.918   $ 13.611
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.549  $   14.840  $ 13.560   $ 14.010
Accumulation unit value at end of period..................................  $   20.071  $   18.549  $ 14.840   $ 13.560
Number of accumulation units outstanding at end of period (in thousands)..           -           0         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.425  $   14.763  $ 13.510   $ 13.979
Accumulation unit value at end of period..................................  $   19.907  $   18.425  $ 14.763   $ 13.510
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   18.342  $   14.712  $ 13.476   $ 13.958
Accumulation unit value at end of period..................................  $   19.798  $   18.342  $ 14.712   $ 13.476
Number of accumulation units outstanding at end of period (in thousands)..           8           8        12          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.260  $   14.660  $ 13.443   $ 13.937
Accumulation unit value at end of period..................................  $   19.689  $   18.260  $ 14.660   $ 13.443
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   18.097  $   14.558  $ 13.376   $ 13.896
Accumulation unit value at end of period..................................  $   19.474  $   18.097  $ 14.558   $ 13.376
Number of accumulation units outstanding at end of period (in thousands)..           -           3         6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.935  $   14.457  $ 13.309   $ 13.855
Accumulation unit value at end of period..................................  $   19.262  $   17.935  $ 14.457   $ 13.309
Number of accumulation units outstanding at end of period (in thousands)..          10           8         6          4
PIMCO EMERGING MARKETS BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.685  $   15.789  $ 13.568   $ 13.567
Accumulation unit value at end of period..................................  $   14.779  $   14.685  $ 15.789   $ 13.568
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.899  $   14.966  $ 12.880   $ 12.136
Accumulation unit value at end of period..................................  $   13.967  $   13.899  $ 14.966   $ 12.880
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  12.304  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.042  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.295  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.010  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.286  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.979  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  12.280  $  5.247   $  8.705  $  10.549
Accumulation unit value at end of period..................................  $  13.958  $ 12.280   $  5.247  $   8.705
Number of accumulation units outstanding at end of period (in thousands)..          7         -          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.274  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.937  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  12.262  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.896  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.250  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.855  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
PIMCO EMERGING MARKETS BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.789  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.136  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-228

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.742  $   14.827  $ 12.786   $ 12.071
Accumulation unit value at end of period..................................  $   13.782  $   13.742  $ 14.827   $ 12.786
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.208  $   15.352  $ 13.259   $ 12.537
Accumulation unit value at end of period..................................  $   14.228  $   14.208  $ 15.352   $ 13.259
Number of accumulation units outstanding at end of period (in thousands)..          22          22        10         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.953  $   17.264  $ 14.932   $ 14.140
Accumulation unit value at end of period..................................  $   15.951  $   15.953  $ 17.264   $ 14.932
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.975  $   15.139  $ 13.107   $ 12.424
Accumulation unit value at end of period..................................  $   13.960  $   13.975  $ 15.139   $ 13.107
Number of accumulation units outstanding at end of period (in thousands)..           8           8        24         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.714  $   17.039  $ 14.767   $ 14.012
Accumulation unit value at end of period..................................  $   15.681  $   15.714  $ 17.039   $ 14.767
Number of accumulation units outstanding at end of period (in thousands)..          18          18        15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.701  $   14.886  $ 12.927   $ 12.290
Accumulation unit value at end of period..................................  $   13.645  $   13.701  $ 14.886   $ 12.927
Number of accumulation units outstanding at end of period (in thousands)..          13          20        20         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.246  $   16.599  $ 14.443   $ 13.759
Accumulation unit value at end of period..................................  $   15.154  $   15.246  $ 16.599   $ 14.443
Number of accumulation units outstanding at end of period (in thousands)..           8          10        16         19
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.301  $   15.787  $ 14.506   $ 14.440
Accumulation unit value at end of period..................................  $   14.731  $   14.301  $ 15.787   $ 14.506
Number of accumulation units outstanding at end of period (in thousands)..         147         146        57         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.412  $   13.722  $ 12.628   $ 11.381
Accumulation unit value at end of period..................................  $   12.766  $   12.412  $ 13.722   $ 12.628
Number of accumulation units outstanding at end of period (in thousands)..         188         149        86         48

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.753  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.071  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.184  $  8.641   $ 10.141  $   9.978
Accumulation unit value at end of period..................................  $  12.537  $ 11.184   $  8.641  $  10.141
Number of accumulation units outstanding at end of period (in thousands)..         24        21         17         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.633  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.140  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.111  $  8.606   $ 10.126  $   9.978
Accumulation unit value at end of period..................................  $  12.424  $ 11.111   $  8.606  $  10.126
Number of accumulation units outstanding at end of period (in thousands)..         15         6          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.544  $  9.726   $ 11.454  $  11.293
Accumulation unit value at end of period..................................  $  14.012  $ 12.544   $  9.726  $  11.454
Number of accumulation units outstanding at end of period (in thousands)..          5         5          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.025  $  8.565   $ 10.107  $   9.977
Accumulation unit value at end of period..................................  $  12.290  $ 11.025   $  8.565  $  10.107
Number of accumulation units outstanding at end of period (in thousands)..         28         7          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.367  $  9.627   $ 11.383  $  11.249
Accumulation unit value at end of period..................................  $  13.759  $ 12.367   $  9.627  $  11.383
Number of accumulation units outstanding at end of period (in thousands)..         19        27         10          4
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.484  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.381  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         32         -          -          -


                                  APP I-229

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.407  $   17.067  $ 15.738   $ 14.212
Accumulation unit value at end of period..................................  $   15.814  $   15.407  $ 17.067   $ 15.738
Number of accumulation units outstanding at end of period (in thousands)..          61          94        97         88
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.186  $   16.847  $ 15.559   $ 14.071
Accumulation unit value at end of period..................................  $   15.564  $   15.186  $ 16.847   $ 15.559
Number of accumulation units outstanding at end of period (in thousands)..         196         172       113         79
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.968  $   16.631  $ 15.382   $ 13.932
Accumulation unit value at end of period..................................  $   15.318  $   14.968  $ 16.631   $ 15.382
Number of accumulation units outstanding at end of period (in thousands)..          86          99        90         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.534  $   15.053  $ 13.936   $ 12.635
Accumulation unit value at end of period..................................  $   13.837  $   13.534  $ 15.053   $ 13.936
Number of accumulation units outstanding at end of period (in thousands)..          69          66        78         54
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.683  $   16.347  $ 15.149   $ 13.749
Accumulation unit value at end of period..................................  $   14.996  $   14.683  $ 16.347   $ 15.149
Number of accumulation units outstanding at end of period (in thousands)..          39          55        56         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.269  $   14.802  $ 13.745   $ 12.499
Accumulation unit value at end of period..................................  $   13.525  $   13.269  $ 14.802   $ 13.745
Number of accumulation units outstanding at end of period (in thousands)..          89          87        62         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.128  $   15.792  $ 14.694   $ 13.389
Accumulation unit value at end of period..................................  $   14.372  $   14.128  $ 15.792   $ 14.694
Number of accumulation units outstanding at end of period (in thousands)..         140         131       143        127
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.402  $   15.765  $ 14.339   $ 14.231
Accumulation unit value at end of period..................................  $   16.062  $   15.402  $ 15.765   $ 14.339
Number of accumulation units outstanding at end of period (in thousands)..         373         347       361        233
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.671  $   14.014  $ 12.766   $ 12.323
Accumulation unit value at end of period..................................  $   14.235  $   13.671  $ 14.014   $ 12.766
Number of accumulation units outstanding at end of period (in thousands)..         164         126        77         43

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  13.118  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.212  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         87         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  13.008  $ 11.178   $ 12.063  $  10.908
Accumulation unit value at end of period..................................  $  14.071  $ 13.008   $ 11.178  $  12.063
Number of accumulation units outstanding at end of period (in thousands)..         41        23         16          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.898  $ 11.101   $ 11.997  $  10.865
Accumulation unit value at end of period..................................  $  13.932  $ 12.898   $ 11.101  $  11.997
Number of accumulation units outstanding at end of period (in thousands)..         26        15         14          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.709  $ 10.088   $ 10.913  $   9.962
Accumulation unit value at end of period..................................  $  12.635  $ 11.709   $ 10.088  $  10.913
Number of accumulation units outstanding at end of period (in thousands)..         45        17          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.754  $ 10.999   $ 11.911  $  10.808
Accumulation unit value at end of period..................................  $  13.749  $ 12.754   $ 10.999  $  11.911
Number of accumulation units outstanding at end of period (in thousands)..         78        77         51         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.618  $ 10.039   $ 10.893  $   9.961
Accumulation unit value at end of period..................................  $  12.499  $ 11.618   $ 10.039  $  10.893
Number of accumulation units outstanding at end of period (in thousands)..         33         8          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.470  $ 10.797   $ 11.739  $  10.695
Accumulation unit value at end of period..................................  $  13.389  $ 12.470   $ 10.797  $  11.739
Number of accumulation units outstanding at end of period (in thousands)..         83        69         24         14
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.385  $ 10.059   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  12.323  $ 11.385   $ 10.059  $       -
Number of accumulation units outstanding at end of period (in thousands)..         28         -          -          -


                                  APP I-230

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.261  $   14.648  $ 13.370   $ 12.932
Accumulation unit value at end of period..................................  $   14.820  $   14.261  $ 14.648   $ 13.370
Number of accumulation units outstanding at end of period (in thousands)..         295         291       144        205
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.901  $   15.329  $ 14.013   $ 13.574
Accumulation unit value at end of period..................................  $   15.463  $   14.901  $ 15.329   $ 14.013
Number of accumulation units outstanding at end of period (in thousands)..         326         364       522        505
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.350  $   15.815  $ 14.478   $ 14.046
Accumulation unit value at end of period..................................  $   15.905  $   15.350  $ 15.815   $ 14.478
Number of accumulation units outstanding at end of period (in thousands)..         117         116       124         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.657  $   15.116  $ 13.852   $ 13.452
Accumulation unit value at end of period..................................  $   15.171  $   14.657  $ 15.116   $ 13.852
Number of accumulation units outstanding at end of period (in thousands)..         180         207       276        172
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.120  $   15.609  $ 14.318   $ 13.918
Accumulation unit value at end of period..................................  $   15.635  $   15.120  $ 15.609   $ 14.318
Number of accumulation units outstanding at end of period (in thousands)..          87          70        67         72
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.370  $   14.864  $ 13.662   $ 13.307
Accumulation unit value at end of period..................................  $   14.829  $   14.370  $ 14.864   $ 13.662
Number of accumulation units outstanding at end of period (in thousands)..         192         243       191        161
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.671  $   15.205  $ 14.004   $ 13.667
Accumulation unit value at end of period..................................  $   15.109  $   14.671  $ 15.205   $ 14.004
Number of accumulation units outstanding at end of period (in thousands)..         284         311       380        316
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.594  $   10.845  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   11.047  $   10.594  $ 10.845   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.563  $   10.829  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.998  $   10.563  $ 10.829   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.972  $ 10.599   $ 10.196  $  10.182
Accumulation unit value at end of period..................................  $  12.932  $ 11.972   $ 10.599  $  10.196
Number of accumulation units outstanding at end of period (in thousands)..        123        22         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  12.585  $ 11.158   $ 10.750  $  10.737
Accumulation unit value at end of period..................................  $  13.574  $ 12.585   $ 11.158  $  10.750
Number of accumulation units outstanding at end of period (in thousands)..        357       141         12          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.042  $ 11.581   $ 11.174  $  11.162
Accumulation unit value at end of period..................................  $  14.046  $ 13.042   $ 11.581  $  11.174
Number of accumulation units outstanding at end of period (in thousands)..         61        51          7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  12.503  $ 11.114   $ 10.734  $  10.723
Accumulation unit value at end of period..................................  $  13.452  $ 12.503   $ 11.114  $  10.734
Number of accumulation units outstanding at end of period (in thousands)..        124        53          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.950  $ 11.522   $ 11.139  $  11.129
Accumulation unit value at end of period..................................  $  13.918  $ 12.950   $ 11.522  $  11.139
Number of accumulation units outstanding at end of period (in thousands)..         70        39         33          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  12.406  $ 11.060   $ 10.714  $  10.706
Accumulation unit value at end of period..................................  $  13.307  $ 12.406   $ 11.060  $  10.714
Number of accumulation units outstanding at end of period (in thousands)..        110        29          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.767  $ 11.405   $ 11.071  $  11.063
Accumulation unit value at end of period..................................  $  13.667  $ 12.767   $ 11.405  $  11.071
Number of accumulation units outstanding at end of period (in thousands)..        224       192         24          7
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-231

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.521  $   10.808  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.933  $   10.521  $ 10.808   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.490  $   10.793  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.884  $   10.490  $ 10.793   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.459  $   10.777  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.836  $   10.459  $ 10.777   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.439  $   10.767  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.804  $   10.439  $ 10.767   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.418  $   10.756  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.772  $   10.418  $ 10.756   $      -
Number of accumulation units outstanding at end of period (in thousands)..          10          11        19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.377  $   10.735  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.708  $   10.377  $ 10.735   $      -
Number of accumulation units outstanding at end of period (in thousands)..           3           3         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.337  $   10.715  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.645  $   10.337  $ 10.715   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    8.646  $    8.839  $  7.939   $  8.362
Accumulation unit value at end of period..................................  $    7.488  $    8.646  $  8.839   $  7.939
Number of accumulation units outstanding at end of period (in thousands)..          23          33        29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    7.246  $    7.419  $  6.673   $  8.822
Accumulation unit value at end of period..................................  $    6.266  $    7.246  $  7.419   $  6.673
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.606  $  4.389   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.822  $  7.606   $  4.389  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-232

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    8.447  $    8.666  $  7.811   $ 10.347
Accumulation unit value at end of period..................................  $    7.290  $    8.447  $  8.666   $  7.811
Number of accumulation units outstanding at end of period (in thousands)..          33          37         -         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    8.363  $    8.593  $  7.757   $ 10.290
Accumulation unit value at end of period..................................  $    7.207  $    8.363  $  8.593   $  7.757
Number of accumulation units outstanding at end of period (in thousands)..          43          29        50         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $    8.280  $    8.521  $  7.703   $ 10.234
Accumulation unit value at end of period..................................  $    7.125  $    8.280  $  8.521   $  7.703
Number of accumulation units outstanding at end of period (in thousands)..           -          10        14          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    7.941  $    8.180  $  7.402   $  9.845
Accumulation unit value at end of period..................................  $    6.826  $    7.941  $  8.180   $  7.402
Number of accumulation units outstanding at end of period (in thousands)..          15          11        16          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $    8.171  $    8.425  $  7.632   $ 10.160
Accumulation unit value at end of period..................................  $    7.017  $    8.171  $  8.425   $  7.632
Number of accumulation units outstanding at end of period (in thousands)..           7           6         4         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    7.785  $    8.043  $  7.301   $  9.739
Accumulation unit value at end of period..................................  $    6.672  $    7.785  $  8.043   $  7.301
Number of accumulation units outstanding at end of period (in thousands)..          26          33        28         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    7.956  $    8.237  $  7.491   $ 10.013
Accumulation unit value at end of period..................................  $    6.805  $    7.956  $  8.237   $  7.491
Number of accumulation units outstanding at end of period (in thousands)..          38          35        40         50
PIONEER EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.098  $   21.024  $ 19.148   $ 18.818
Accumulation unit value at end of period..................................  $   30.571  $   27.098  $ 21.024   $ 19.148
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   26.902  $   20.904  $ 19.067   $ 17.947
Accumulation unit value at end of period..................................  $   30.305  $   26.902  $ 20.904   $ 19.067
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.938  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.347  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.903  $  5.155   $ 12.646  $  10.601
Accumulation unit value at end of period..................................  $  10.290  $  8.903   $  5.155  $  12.646
Number of accumulation units outstanding at end of period (in thousands)..         42         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.868  $  5.143   $ 12.634  $  10.600
Accumulation unit value at end of period..................................  $  10.234  $  8.868   $  5.143  $  12.634
Number of accumulation units outstanding at end of period (in thousands)..         11         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.539  $  4.957   $ 12.189  $  10.233
Accumulation unit value at end of period..................................  $   9.845  $  8.539   $  4.957  $  12.189
Number of accumulation units outstanding at end of period (in thousands)..          3         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.821  $  5.126   $ 12.617  $  10.598
Accumulation unit value at end of period..................................  $  10.160  $  8.821   $  5.126  $  12.617
Number of accumulation units outstanding at end of period (in thousands)..         31        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.472  $  4.933   $ 12.167  $  10.232
Accumulation unit value at end of period..................................  $   9.739  $  8.472   $  4.933  $  12.167
Number of accumulation units outstanding at end of period (in thousands)..         25         9          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.728  $  5.092   $ 12.585  $  10.596
Accumulation unit value at end of period..................................  $  10.013  $  8.728   $  5.092  $  12.585
Number of accumulation units outstanding at end of period (in thousands)..         36        34          1          -
PIONEER EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-233

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   26.644  $   20.744  $ 18.960   $ 17.882
Accumulation unit value at end of period..................................  $   29.954  $   26.644  $ 20.744   $ 18.960
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   26.452  $   20.626  $ 18.880   $ 17.833
Accumulation unit value at end of period..................................  $   29.694  $   26.452  $ 20.626   $ 18.880
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   26.262  $   20.508  $ 18.800   $ 17.784
Accumulation unit value at end of period..................................  $   29.436  $   26.262  $ 20.508   $ 18.800
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   26.135  $   20.430  $ 18.747   $ 17.752
Accumulation unit value at end of period..................................  $   29.265  $   26.135  $ 20.430   $ 18.747
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   26.010  $   20.352  $ 18.694   $ 17.720
Accumulation unit value at end of period..................................  $   29.095  $   26.010  $ 20.352   $ 18.694
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   25.760  $   20.197  $ 18.589   $ 17.655
Accumulation unit value at end of period..................................  $   28.758  $   25.760  $ 20.197   $ 18.589
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.513  $   20.043  $ 18.484   $ 17.591
Accumulation unit value at end of period..................................  $   28.425  $   25.513  $ 20.043   $ 18.484
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.674  $    9.525  $  8.667   $  8.720
Accumulation unit value at end of period..................................  $   14.051  $   12.674  $  9.525   $  8.667
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.484  $   10.149  $  9.248   $  9.707
Accumulation unit value at end of period..................................  $   14.927  $   13.484  $ 10.149   $  9.248
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.401  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.707  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-234

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.332  $   10.055  $  9.181   $  9.655
Accumulation unit value at end of period..................................  $   14.729  $   13.332  $ 10.055   $  9.181
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.262  $    9.262  $  8.469   $  8.920
Accumulation unit value at end of period..................................  $   13.527  $   12.262  $  9.262   $  8.469
Number of accumulation units outstanding at end of period (in thousands)..           3           3         6          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.189  $   11.490  $ 10.522   $ 11.099
Accumulation unit value at end of period..................................  $   16.731  $   15.189  $ 11.490   $ 10.522
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.061  $    9.133  $  8.372   $  8.840
Accumulation unit value at end of period..................................  $   13.272  $   12.061  $  9.133   $  8.372
Number of accumulation units outstanding at end of period (in thousands)..          10          11        11         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.961  $   11.340  $ 10.406   $ 10.999
Accumulation unit value at end of period..................................  $   16.447  $   14.961  $ 11.340   $ 10.406
Number of accumulation units outstanding at end of period (in thousands)..           -           -         4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.824  $    8.980  $  8.257   $  8.745
Accumulation unit value at end of period..................................  $   12.972  $   11.824  $  8.980   $  8.257
Number of accumulation units outstanding at end of period (in thousands)..           1           0        16          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.516  $   11.047  $ 10.177   $ 10.800
Accumulation unit value at end of period..................................  $   15.894  $   14.516  $ 11.047   $ 10.177
Number of accumulation units outstanding at end of period (in thousands)..          26          25        34         30
PIONEER HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.138  $   13.478  $ 11.717   $ 11.822
Accumulation unit value at end of period..................................  $   15.112  $   15.138  $ 13.478   $ 11.717
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.163  $   13.522  $ 11.772   $ 11.998
Accumulation unit value at end of period..................................  $   15.115  $   15.163  $ 13.522   $ 11.772
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.373  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.655  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.747  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.920  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.655  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.099  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.697  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.840  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.586  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.999  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.637  $  6.212   $  9.567  $  10.110
Accumulation unit value at end of period..................................  $   8.745  $  7.637   $  6.212  $   9.567
Number of accumulation units outstanding at end of period (in thousands)..          6         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.451  $  7.703   $ 11.887  $  12.577
Accumulation unit value at end of period..................................  $  10.800  $  9.451   $  7.703  $  11.887
Number of accumulation units outstanding at end of period (in thousands)..          8         1          -          -
PIONEER HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.218  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.998  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-235

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.993  $   13.396  $ 11.686   $ 11.934
Accumulation unit value at end of period..................................  $   14.915  $   14.993  $ 13.396   $ 11.686
Number of accumulation units outstanding at end of period (in thousands)..          27          29         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.832  $   14.168  $ 12.377   $ 12.660
Accumulation unit value at end of period..................................  $   15.726  $   15.832  $ 14.168   $ 12.377
Number of accumulation units outstanding at end of period (in thousands)..          68          64       102         88
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.140  $   15.361  $ 13.440   $ 13.767
Accumulation unit value at end of period..................................  $   17.000  $   17.140  $ 15.361   $ 13.440
Number of accumulation units outstanding at end of period (in thousands)..           6          11        12         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.406  $   12.923  $ 11.319   $ 11.606
Accumulation unit value at end of period..................................  $   14.274  $   14.406  $ 12.923   $ 11.319
Number of accumulation units outstanding at end of period (in thousands)..          15          14        16         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.883  $   15.161  $ 13.292   $ 13.643
Accumulation unit value at end of period..................................  $   16.712  $   16.883  $ 15.161   $ 13.292
Number of accumulation units outstanding at end of period (in thousands)..           3           4         5         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.123  $   12.708  $ 11.163   $ 11.481
Accumulation unit value at end of period..................................  $   13.952  $   14.123  $ 12.708   $ 11.163
Number of accumulation units outstanding at end of period (in thousands)..           3           3         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.381  $   14.769  $ 13.000   $ 13.397
Accumulation unit value at end of period..................................  $   16.150  $   16.381  $ 14.769   $ 13.000
Number of accumulation units outstanding at end of period (in thousands)..          14          14        13         21
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.449  $    9.365  $  8.450   $  8.478
Accumulation unit value at end of period..................................  $   14.284  $   12.449  $  9.365   $  8.449
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.078  $   10.606  $  9.584   $ 10.215
Accumulation unit value at end of period..................................  $   16.129  $   14.078  $ 10.606   $  9.584
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.184  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.934  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.819  $  6.703   $ 10.701  $  10.867
Accumulation unit value at end of period..................................  $  12.660  $ 10.819   $  6.703  $  10.701
Number of accumulation units outstanding at end of period (in thousands)..         65        33         19          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.784  $  7.311   $ 11.690  $  11.882
Accumulation unit value at end of period..................................  $  13.767  $ 11.784   $  7.311  $  11.690
Number of accumulation units outstanding at end of period (in thousands)..          6         5          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.944  $  6.176   $  9.884  $  10.052
Accumulation unit value at end of period..................................  $  11.606  $  9.944   $  6.176  $   9.884
Number of accumulation units outstanding at end of period (in thousands)..         22         8          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.700  $  7.274   $ 11.654  $  11.859
Accumulation unit value at end of period..................................  $  13.643  $ 11.700   $  7.274  $  11.654
Number of accumulation units outstanding at end of period (in thousands)..         17        11          6          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.866  $  6.146   $  9.866  $  10.051
Accumulation unit value at end of period..................................  $  11.481  $  9.866   $  6.146  $   9.866
Number of accumulation units outstanding at end of period (in thousands)..         11         4          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.535  $  7.200   $ 11.582  $  11.813
Accumulation unit value at end of period..................................  $  13.397  $ 11.535   $  7.200  $  11.582
Number of accumulation units outstanding at end of period (in thousands)..         19        35          9          3
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.688  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.215  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-236

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.920  $   10.507  $  9.514   $ 10.161
Accumulation unit value at end of period..................................  $   15.915  $   13.920  $ 10.507   $  9.514
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.044  $    9.106  $  8.257   $  8.832
Accumulation unit value at end of period..................................  $   13.750  $   12.044  $  9.106   $  8.257
Number of accumulation units outstanding at end of period (in thousands)..          27          18        32         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.108  $   11.439  $ 10.388   $ 11.128
Accumulation unit value at end of period..................................  $   17.221  $   15.108  $ 11.439   $ 10.388
Number of accumulation units outstanding at end of period (in thousands)..           6           9        15         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.847  $    8.979  $  8.162   $  8.752
Accumulation unit value at end of period..................................  $   13.491  $   11.847  $  8.979   $  8.162
Number of accumulation units outstanding at end of period (in thousands)..          14          17        14          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.881  $   11.289  $ 10.273   $ 11.026
Accumulation unit value at end of period..................................  $   16.929  $   14.881  $ 11.289   $ 10.273
Number of accumulation units outstanding at end of period (in thousands)..           7           3         5          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.614  $    8.829  $  8.050   $  8.658
Accumulation unit value at end of period..................................  $   13.187  $   11.614  $  8.829   $  8.050
Number of accumulation units outstanding at end of period (in thousands)..          19          13        19         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.437  $   10.997  $ 10.047   $ 10.827
Accumulation unit value at end of period..................................  $   16.359  $   14.437  $ 10.997   $ 10.047
Number of accumulation units outstanding at end of period (in thousands)..          20          31        31         31
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.483  $   13.494  $ 12.656   $ 12.775
Accumulation unit value at end of period..................................  $   21.244  $   19.483  $ 13.494   $ 12.656
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   19.355  $   13.425  $ 12.611   $ 12.957
Accumulation unit value at end of period..................................  $   21.073  $   19.355  $ 13.425   $ 12.611
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.659  $  6.969   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.161  $  8.659   $  6.969  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.538  $  6.075   $  9.209  $  10.130
Accumulation unit value at end of period..................................  $   8.832  $  7.538   $  6.075  $   9.209
Number of accumulation units outstanding at end of period (in thousands)..         21        13          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.512  $  7.678   $ 11.656  $  12.832
Accumulation unit value at end of period..................................  $  11.128  $  9.512   $  7.678  $  11.656
Number of accumulation units outstanding at end of period (in thousands)..          6         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.489  $  6.051   $  9.195  $  10.129
Accumulation unit value at end of period..................................  $   8.752  $  7.489   $  6.051  $   9.195
Number of accumulation units outstanding at end of period (in thousands)..          7         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.444  $  7.639   $ 11.619  $  12.807
Accumulation unit value at end of period..................................  $  11.026  $  9.444   $  7.639  $  11.619
Number of accumulation units outstanding at end of period (in thousands)..         15         8          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.430  $  6.022   $  9.178  $  10.128
Accumulation unit value at end of period..................................  $   8.658  $  7.430   $  6.022  $   9.178
Number of accumulation units outstanding at end of period (in thousands)..         24        11          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.310  $  7.561   $ 11.547  $  12.757
Accumulation unit value at end of period..................................  $  10.827  $  9.310   $  7.561  $  11.547
Number of accumulation units outstanding at end of period (in thousands)..         27        31         11          1
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.850  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.957  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-237

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.186  $   13.335  $ 12.551   $ 12.922
Accumulation unit value at end of period..................................  $   20.848  $   19.186  $ 13.335   $ 12.551
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.061  $   13.267  $ 12.506   $ 12.895
Accumulation unit value at end of period..................................  $   20.680  $   19.061  $ 13.267   $ 12.506
Number of accumulation units outstanding at end of period (in thousands)..           7           9         9         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.936  $   13.200  $ 12.461   $ 12.868
Accumulation unit value at end of period..................................  $   20.514  $   18.936  $ 13.200   $ 12.461
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   18.853  $   13.156  $ 12.432   $ 12.850
Accumulation unit value at end of period..................................  $   20.404  $   18.853  $ 13.156   $ 12.432
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.771  $   13.111  $ 12.402   $ 12.833
Accumulation unit value at end of period..................................  $   20.294  $   18.771  $ 13.111   $ 12.402
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   18.607  $   13.023  $ 12.343   $ 12.797
Accumulation unit value at end of period..................................  $   20.077  $   18.607  $ 13.023   $ 12.343
Number of accumulation units outstanding at end of period (in thousands)..           3           3         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   18.444  $   12.935  $ 12.285   $ 12.762
Accumulation unit value at end of period..................................  $   19.862  $   18.444  $ 12.935   $ 12.284
Number of accumulation units outstanding at end of period (in thousands)..           2           4         5          5
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.614  $   15.383  $ 13.826   $ 13.888
Accumulation unit value at end of period..................................  $   16.335  $   15.614  $ 15.383   $ 13.826
Number of accumulation units outstanding at end of period (in thousands)..          75          99        89         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.601  $   14.407  $ 12.968   $ 12.595
Accumulation unit value at end of period..................................  $   15.252  $   14.601  $ 14.407   $ 12.968
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.842  $  5.416   $  8.778  $  10.290
Accumulation unit value at end of period..................................  $  12.922  $ 10.842   $  5.416  $   8.778
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.836  $  5.739   $  9.316  $  10.930
Accumulation unit value at end of period..................................  $  12.895  $ 10.836   $  5.739  $   9.316
Number of accumulation units outstanding at end of period (in thousands)..         13        12         10          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.830  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.868  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.826  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.850  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.821  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  12.833  $ 10.821   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.813  $  5.300   $  8.651  $  10.182
Accumulation unit value at end of period..................................  $  12.797  $ 10.813   $  5.300  $   8.651
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.805  $  6.077   $  9.939  $  11.712
Accumulation unit value at end of period..................................  $  12.762  $ 10.805   $  6.077  $   9.939
Number of accumulation units outstanding at end of period (in thousands)..          6         5          1          -
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.297  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.595  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-238

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.221  $   15.048  $ 13.573   $ 13.209
Accumulation unit value at end of period..................................  $   15.868  $   15.221  $ 15.048   $ 13.573
Number of accumulation units outstanding at end of period (in thousands)..          16          29        28         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.266  $   15.115  $ 13.654   $ 13.307
Accumulation unit value at end of period..................................  $   15.890  $   15.266  $ 15.115   $ 13.654
Number of accumulation units outstanding at end of period (in thousands)..          16          14        16         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.909  $   15.776  $ 14.272   $ 13.930
Accumulation unit value at end of period..................................  $   16.535  $   15.909  $ 15.776   $ 14.272
Number of accumulation units outstanding at end of period (in thousands)..          21          20        15          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.859  $   14.749  $ 13.357   $ 13.050
Accumulation unit value at end of period..................................  $   15.429  $   14.859  $ 14.749   $ 13.357
Number of accumulation units outstanding at end of period (in thousands)..          26          18        13         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.670  $   15.570  $ 14.114   $ 13.804
Accumulation unit value at end of period..................................  $   16.255  $   15.670  $ 15.570   $ 14.114
Number of accumulation units outstanding at end of period (in thousands)..           9          10        15         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.568  $   14.503  $ 13.174   $ 12.910
Accumulation unit value at end of period..................................  $   15.081  $   14.568  $ 14.503   $ 13.174
Number of accumulation units outstanding at end of period (in thousands)..          20          23        15          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.203  $   15.167  $ 13.804   $ 13.554
Accumulation unit value at end of period..................................  $   15.707  $   15.203  $ 15.167   $ 13.803
Number of accumulation units outstanding at end of period (in thousands)..          30          31        36         32
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   26.914  $   20.893  $ 18.495   $ 19.407
Accumulation unit value at end of period..................................  $   28.609  $   26.914  $ 20.893   $ 18.495
Number of accumulation units outstanding at end of period (in thousands)..          11          14        15          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   26.720  $   20.774  $ 18.417   $ 19.185
Accumulation unit value at end of period..................................  $   28.360  $   26.720  $ 20.774   $ 18.417
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.871  $  9.111   $ 10.319  $   9.950
Accumulation unit value at end of period..................................  $  13.209  $ 11.871   $  9.111  $  10.319
Number of accumulation units outstanding at end of period (in thousands)..         20        18          8          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.978  $  9.206   $ 10.443  $  10.078
Accumulation unit value at end of period..................................  $  13.307  $ 11.978   $  9.206  $  10.443
Number of accumulation units outstanding at end of period (in thousands)..         31        15         25         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  12.557  $  9.666   $ 10.981  $  10.607
Accumulation unit value at end of period..................................  $  13.930  $ 12.557   $  9.666  $  10.981
Number of accumulation units outstanding at end of period (in thousands)..          4         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  11.776  $  9.074   $ 10.318  $   9.972
Accumulation unit value at end of period..................................  $  13.050  $ 11.776   $  9.074  $  10.318
Number of accumulation units outstanding at end of period (in thousands)..          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  12.468  $  9.617   $ 10.947  $  10.586
Accumulation unit value at end of period..................................  $  13.804  $ 12.468   $  9.617  $  10.947
Number of accumulation units outstanding at end of period (in thousands)..         20        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  11.684  $  9.030   $ 10.299  $   9.972
Accumulation unit value at end of period..................................  $  12.910  $ 11.684   $  9.030  $  10.299
Number of accumulation units outstanding at end of period (in thousands)..          4         5          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  12.292  $  9.519   $ 10.878  $  10.544
Accumulation unit value at end of period..................................  $  13.554  $ 12.292   $  9.519  $  10.878
Number of accumulation units outstanding at end of period (in thousands)..         22        23         16          5
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-239

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   26.464  $   20.615  $ 18.313   $ 19.115
Accumulation unit value at end of period..................................  $   28.032  $   26.464  $ 20.615   $ 18.313
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   26.273  $   20.498  $ 18.236   $ 19.063
Accumulation unit value at end of period..................................  $   27.788  $   26.273  $ 20.498   $ 18.236
Number of accumulation units outstanding at end of period (in thousands)..           6           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   26.084  $   20.380  $ 18.159   $ 19.011
Accumulation unit value at end of period..................................  $   27.546  $   26.084  $ 20.380   $ 18.159
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   25.958  $   20.303  $ 18.108   $ 18.976
Accumulation unit value at end of period..................................  $   27.387  $   25.958  $ 20.303   $ 18.107
Number of accumulation units outstanding at end of period (in thousands)..           -           4         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   25.833  $   20.225  $ 18.056   $ 18.942
Accumulation unit value at end of period..................................  $   27.228  $   25.833  $ 20.225   $ 18.056
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   25.585  $   20.071  $ 17.955   $ 18.873
Accumulation unit value at end of period..................................  $   26.912  $   25.585  $ 20.071   $ 17.955
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.340  $   19.918  $ 17.854   $ 18.804
Accumulation unit value at end of period..................................  $   26.601  $   25.340  $ 19.918   $ 17.854
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          7
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   29.381  $   23.013  $ 19.858   $ 20.095
Accumulation unit value at end of period..................................  $   32.072  $   29.381  $ 23.013   $ 19.858
Number of accumulation units outstanding at end of period (in thousands)..           -           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   29.170  $   22.881  $ 19.774   $ 19.395
Accumulation unit value at end of period..................................  $   31.793  $   29.170  $ 22.881   $ 19.774
Number of accumulation units outstanding at end of period (in thousands)..          22          21        26         26

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  16.189  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  19.395  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-240

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   28.890  $   22.707  $ 19.663   $ 19.325
Accumulation unit value at end of period..................................  $   31.425  $   28.890  $ 22.707   $ 19.663
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   28.682  $   22.577  $ 19.580   $ 19.272
Accumulation unit value at end of period..................................  $   31.152  $   28.682  $ 22.577   $ 19.580
Number of accumulation units outstanding at end of period (in thousands)..          11          42        36          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   28.475  $   22.448  $ 19.497   $ 19.219
Accumulation unit value at end of period..................................  $   30.881  $   28.475  $ 22.448   $ 19.497
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   28.338  $   22.363  $ 19.442   $ 19.184
Accumulation unit value at end of period..................................  $   30.702  $   28.338  $ 22.363   $ 19.442
Number of accumulation units outstanding at end of period (in thousands)..           4           4         9          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   28.202  $   22.277  $ 19.387   $ 19.149
Accumulation unit value at end of period..................................  $   30.523  $   28.202  $ 22.277   $ 19.387
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   27.931  $   22.108  $ 19.278   $ 19.080
Accumulation unit value at end of period..................................  $   30.170  $   27.931  $ 22.108   $ 19.278
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   27.663  $   21.939  $ 19.170   $ 19.010
Accumulation unit value at end of period..................................  $   29.821  $   27.663  $ 21.939   $ 19.170
Number of accumulation units outstanding at end of period (in thousands)..           5           5         4          3
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.206  $    9.299  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    8.171  $   10.206  $  9.299   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.176  $    9.285  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    8.134  $   10.176  $  9.285   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  16.163  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  19.325  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  16.143  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  19.272  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  16.123  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  19.219  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  16.110  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  19.184  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  16.096  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  19.149  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  16.070  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  19.080  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  16.043  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  19.010  $ 16.043   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-241

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.136  $    9.267  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    8.086  $   10.136  $  9.267   $      -
Number of accumulation units outstanding at end of period (in thousands)..          54           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.106  $    9.254  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    8.050  $   10.106  $  9.254   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.077  $    9.241  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    8.015  $   10.077  $  9.241   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.057  $    9.232  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    7.991  $   10.057  $  9.232   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.037  $    9.223  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    7.967  $   10.037  $  9.223   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.998  $    9.205  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    7.920  $    9.998  $  9.205   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.958  $    9.187  $ 10.000   $      -
Accumulation unit value at end of period..................................  $    7.873  $    9.958  $  9.187   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.752  $   11.207  $  9.417   $  9.304
Accumulation unit value at end of period..................................  $   16.588  $   14.752  $ 11.207   $  9.417
Number of accumulation units outstanding at end of period (in thousands)..           7           5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.314  $   12.413  $ 10.445   $ 10.272
Accumulation unit value at end of period..................................  $   18.317  $   16.314  $ 12.413   $ 10.445
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.134  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.272  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-242

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.130  $   12.298  $ 10.369   $ 10.217
Accumulation unit value at end of period..................................  $   18.074  $   16.130  $ 12.298   $ 10.369
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.272  $   10.897  $  9.202   $  9.081
Accumulation unit value at end of period..................................  $   15.968  $   14.272  $ 10.897   $  9.202
Number of accumulation units outstanding at end of period (in thousands)..           1          23        20          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.892  $   13.682  $ 11.571   $ 11.435
Accumulation unit value at end of period..................................  $   19.988  $   17.892  $ 13.682   $ 11.571
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.038  $   10.746  $  9.097   $  8.999
Accumulation unit value at end of period..................................  $   15.668  $   14.038  $ 10.746   $  9.097
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.623  $   13.503  $ 11.443   $ 11.332
Accumulation unit value at end of period..................................  $   19.649  $   17.623  $ 13.503   $ 11.443
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.763  $   10.566  $  8.972   $  8.902
Accumulation unit value at end of period..................................  $   15.314  $   13.763  $ 10.566   $  8.972
Number of accumulation units outstanding at end of period (in thousands)..          11           9         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.098  $   13.153  $ 11.191   $ 11.126
Accumulation unit value at end of period..................................  $   18.987  $   17.098  $ 13.153   $ 11.191
Number of accumulation units outstanding at end of period (in thousands)..           8           6         7          5
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.929  $    8.829  $  7.226   $  7.836
Accumulation unit value at end of period..................................  $    9.461  $   10.929  $  8.829   $  7.226
Number of accumulation units outstanding at end of period (in thousands)..           4           3         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.677  $    9.449  $  7.744   $  9.849
Accumulation unit value at end of period..................................  $   10.094  $   11.677  $  9.449   $  7.744
Number of accumulation units outstanding at end of period (in thousands)..          64          43        33         21

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.103  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.217  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.103  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.081  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.219  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.435  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.050  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.999  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.147  $  8.064   $ 11.835  $  12.759
Accumulation unit value at end of period..................................  $  11.332  $ 10.147   $  8.064  $  11.835
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.988  $  6.361   $  9.354  $  10.096
Accumulation unit value at end of period..................................  $   8.902  $  7.988   $  6.361  $   9.354
Number of accumulation units outstanding at end of period (in thousands)..          0         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.003  $  7.981   $ 11.761  $  12.709
Accumulation unit value at end of period..................................  $  11.126  $ 10.003   $  7.981  $  11.761
Number of accumulation units outstanding at end of period (in thousands)..          2         1          0          -
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.310  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.849  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12         -          -          -


                                  APP I-243

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.679  $    8.658  $  7.110   $  9.061
Accumulation unit value at end of period..................................  $    9.212  $   10.679  $  8.658   $  7.110
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.573  $    8.585  $  7.061   $  9.012
Accumulation unit value at end of period..................................  $    9.107  $   10.573  $  8.585   $  7.061
Number of accumulation units outstanding at end of period (in thousands)..          17          12         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.469  $    8.513  $  7.013   $  8.963
Accumulation unit value at end of period..................................  $    9.004  $   10.469  $  8.513   $  7.012
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.400  $    8.465  $  6.980   $  8.931
Accumulation unit value at end of period..................................  $    8.936  $   10.400  $  8.465   $  6.980
Number of accumulation units outstanding at end of period (in thousands)..           4           5        14         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.331  $    8.418  $  6.948   $  8.899
Accumulation unit value at end of period..................................  $    8.868  $   10.331  $  8.418   $  6.948
Number of accumulation units outstanding at end of period (in thousands)..           3           3        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.196  $    8.324  $  6.884   $  8.835
Accumulation unit value at end of period..................................  $    8.734  $   10.196  $  8.324   $  6.884
Number of accumulation units outstanding at end of period (in thousands)..           4           5         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.062  $    8.231  $  6.821   $  8.771
Accumulation unit value at end of period..................................  $    8.602  $   10.062  $  8.231   $  6.821
Number of accumulation units outstanding at end of period (in thousands)..           7           7         5          4
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.469  $    9.234  $  7.922   $  7.892
Accumulation unit value at end of period..................................  $   14.187  $   12.469  $  9.234   $  7.922
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.128  $   11.220  $  9.640   $  9.671
Accumulation unit value at end of period..................................  $   17.186  $   15.128  $ 11.220   $  9.640
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ------------------------------------------
SUB-ACCOUNT                                                                    2010       2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.660   $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.061   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.630   $  4.892   $  9.540  $  10.145
Accumulation unit value at end of period..................................  $   9.012   $  7.630   $  4.892  $   9.540
Number of accumulation units outstanding at end of period (in thousands)..          2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.600   $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.963   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.581   $  4.872   $  9.526  $  10.145
Accumulation unit value at end of period..................................  $   8.931   $  7.581   $  4.872  $   9.526
Number of accumulation units outstanding at end of period (in thousands)..         14         11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.561   $  4.864   $  9.520  $  10.144
Accumulation unit value at end of period..................................  $   8.899   $  7.561   $  4.864  $   9.520
Number of accumulation units outstanding at end of period (in thousands)..         (0)         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.521   $  4.849   $  9.508  $  10.144
Accumulation unit value at end of period..................................  $   8.835   $  7.521   $  4.849  $   9.508
Number of accumulation units outstanding at end of period (in thousands)..          1          2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.482   $  4.833   $  9.497  $  10.143
Accumulation unit value at end of period..................................  $   8.771   $  7.482   $  4.833  $   9.497
Number of accumulation units outstanding at end of period (in thousands)..          2          0          -          -
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -   $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.491   $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.671   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -          -          -          -


                                  APP I-244

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.492  $    9.283  $  7.992   $  8.034
Accumulation unit value at end of period..................................  $   14.163  $   12.492  $  9.283   $  7.992
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.064  $    8.978  $  7.741   $  7.793
Accumulation unit value at end of period..................................  $   13.657  $   12.064  $  8.978   $  7.741
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.428  $   10.754  $  9.286   $  9.363
Accumulation unit value at end of period..................................  $   16.309  $   14.428  $ 10.754   $  9.286
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.866  $    8.853  $  7.653   $  7.723
Accumulation unit value at end of period..................................  $   13.400  $   11.866  $  8.853   $  7.653
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.211  $   10.614  $  9.184   $  9.278
Accumulation unit value at end of period..................................  $   16.032  $   14.211  $ 10.614   $  9.183
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.633  $    8.705  $  7.547   $  7.640
Accumulation unit value at end of period..................................  $   13.097  $   11.633  $  8.705   $  7.547
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.788  $   10.339  $  8.981   $  9.110
Accumulation unit value at end of period..................................  $   15.492  $   13.788  $ 10.339   $  8.981
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.364  $   10.541  $  9.032   $  9.265
Accumulation unit value at end of period..................................  $   16.282  $   14.364  $ 10.541   $  9.032
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.569  $   11.442  $  9.819   $ 10.351
Accumulation unit value at end of period..................................  $   17.620  $   15.569  $ 11.442   $  9.819
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.068  $  5.407   $  9.088  $  10.370
Accumulation unit value at end of period..................................  $   8.034  $  7.068   $  5.407  $   9.088
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.867  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.793  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.262  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.363  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.822  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.723  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.203  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.278  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.769  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.640  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.087  $  6.242   $ 10.587  $  12.145
Accumulation unit value at end of period..................................  $   9.110  $  8.087   $  6.242  $  10.587
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.689  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.351  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-245

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.393  $   11.335  $  9.747   $ 10.296
Accumulation unit value at end of period..................................  $   17.387  $   15.393  $ 11.335   $  9.747
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.904  $   10.254  $  8.831   $  9.342
Accumulation unit value at end of period..................................  $   15.681  $   13.904  $ 10.254   $  8.831
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.299  $   12.038  $ 10.382   $ 11.000
Accumulation unit value at end of period..................................  $   18.355  $   16.299  $ 12.038   $ 10.382
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.680  $   10.114  $  8.731   $  9.260
Accumulation unit value at end of period..................................  $   15.390  $   13.680  $ 10.114   $  8.731
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.054  $   11.881  $ 10.267   $ 10.900
Accumulation unit value at end of period..................................  $   18.043  $   16.054  $ 11.881   $ 10.267
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.415  $    9.948  $  8.614   $  9.163
Accumulation unit value at end of period..................................  $   15.047  $   13.415  $  9.948   $  8.614
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.576  $   11.573  $ 10.041   $ 10.703
Accumulation unit value at end of period..................................  $   17.435  $   15.576  $ 11.573   $ 10.041
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
PUTNAM SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.906  $    9.425  $  8.246   $  8.294
Accumulation unit value at end of period..................................  $   14.183  $   13.906  $  9.425   $  8.246
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.607  $   11.272  $  9.877   $ 10.290
Accumulation unit value at end of period..................................  $   16.911  $   16.607  $ 11.272   $  9.877
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.660  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.296  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.869  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.342  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.280  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.000  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.820  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.260  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.214  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.900  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.761  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.163  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.083  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.703  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
PUTNAM SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.044  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.290  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-246

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.419  $   11.167  $  9.805   $ 10.235
Accumulation unit value at end of period..................................  $   16.687  $   16.419  $ 11.167   $  9.805
Number of accumulation units outstanding at end of period (in thousands)..           4           8         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.454  $    9.164  $  8.058   $  8.425
Accumulation unit value at end of period..................................  $   13.653  $   13.454  $  9.164   $  8.058
Number of accumulation units outstanding at end of period (in thousands)..           4           5         9          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.533  $   11.278  $  9.932   $ 10.399
Accumulation unit value at end of period..................................  $   16.752  $   16.533  $ 11.278   $  9.932
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.234  $    9.036  $  7.966   $  8.349
Accumulation unit value at end of period..................................  $   13.396  $   13.234  $  9.036   $  7.966
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.285  $   11.131  $  9.822   $ 10.305
Accumulation unit value at end of period..................................  $   16.468  $   16.285  $ 11.131   $  9.822
Number of accumulation units outstanding at end of period (in thousands)..           2           2         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.974  $    8.886  $  7.856   $  8.259
Accumulation unit value at end of period..................................  $   13.093  $   12.974  $  8.886   $  7.856
Number of accumulation units outstanding at end of period (in thousands)..           -           -         2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.800  $   10.843  $  9.606   $ 10.119
Accumulation unit value at end of period..................................  $   15.914  $   15.800  $ 10.843   $  9.606
Number of accumulation units outstanding at end of period (in thousands)..           -           2         2          4
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.696  $   10.979  $  9.452   $  9.267
Accumulation unit value at end of period..................................  $   16.276  $   14.696  $ 10.979   $  9.452
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.632  $   10.948  $  9.440   $ 10.364
Accumulation unit value at end of period..................................  $   16.182  $   14.632  $ 10.948   $  9.440
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.017  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.235  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   6.609  $  5.259   $  9.294  $  10.225
Accumulation unit value at end of period..................................  $   8.425  $  6.609   $  5.259  $   9.294
Number of accumulation units outstanding at end of period (in thousands)..          6         2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.170  $  6.511   $ 11.524  $  12.689
Accumulation unit value at end of period..................................  $  10.399  $  8.170   $  6.511  $  11.524
Number of accumulation units outstanding at end of period (in thousands)..          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.566  $  5.238   $  9.280  $  10.224
Accumulation unit value at end of period..................................  $   8.349  $  6.566   $  5.238  $   9.280
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.112  $  6.478   $ 11.489  $  12.665
Accumulation unit value at end of period..................................  $  10.305  $  8.112   $  6.478  $  11.489
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.514  $  5.213   $  9.263  $  10.223
Accumulation unit value at end of period..................................  $   8.259  $  6.514   $  5.213  $   9.263
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.997  $  6.412   $ 11.418  $  12.616
Accumulation unit value at end of period..................................  $  10.119  $  7.997   $  6.412  $  11.418
Number of accumulation units outstanding at end of period (in thousands)..          3         3          1          0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-247

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.548  $   10.907  $  9.423   $ 10.360
Accumulation unit value at end of period..................................  $   16.056  $   14.548  $ 10.907   $  9.423
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.485  $   10.876  $  9.410   $ 10.356
Accumulation unit value at end of period..................................  $   15.963  $   14.485  $ 10.876   $  9.410
Number of accumulation units outstanding at end of period (in thousands)..           4           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.422  $   10.845  $  9.398   $ 10.353
Accumulation unit value at end of period..................................  $   15.870  $   14.422  $ 10.845   $  9.398
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.381  $   10.825  $  9.390   $ 10.351
Accumulation unit value at end of period..................................  $   15.809  $   14.381  $ 10.825   $  9.390
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.339  $   10.804  $  9.381   $ 10.349
Accumulation unit value at end of period..................................  $   15.747  $   14.339  $ 10.804   $  9.381
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.257  $   10.763  $  9.365   $ 10.344
Accumulation unit value at end of period..................................  $   15.625  $   14.257  $ 10.763   $  9.365
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.175  $   10.723  $  9.348   $ 10.340
Accumulation unit value at end of period..................................  $   15.504  $   14.175  $ 10.723   $  9.348
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   34.819  $   26.603  $ 21.916   $ 21.926
Accumulation unit value at end of period..................................  $   38.544  $   34.819  $ 26.603   $ 21.916
Number of accumulation units outstanding at end of period (in thousands)..           -           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   34.568  $   26.450  $ 21.823   $ 23.639
Accumulation unit value at end of period..................................  $   38.209  $   34.568  $ 26.450   $ 21.823
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  18.609  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.639  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-248

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   34.236  $   26.249  $ 21.701   $ 23.553
Accumulation unit value at end of period..................................  $   37.767  $   34.236  $ 26.249   $ 21.700
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   33.990  $   26.099  $ 21.609   $ 23.489
Accumulation unit value at end of period..................................  $   37.439  $   33.990  $ 26.099   $ 21.609
Number of accumulation units outstanding at end of period (in thousands)..           5          10         8          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   33.745  $   25.950  $ 21.518   $ 23.425
Accumulation unit value at end of period..................................  $   37.113  $   33.745  $ 25.950   $ 21.518
Number of accumulation units outstanding at end of period (in thousands)..           8           7         7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   33.582  $   25.851  $ 21.457   $ 23.382
Accumulation unit value at end of period..................................  $   36.898  $   33.582  $ 25.851   $ 21.457
Number of accumulation units outstanding at end of period (in thousands)..           -           4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   33.421  $   25.752  $ 21.396   $ 23.340
Accumulation unit value at end of period..................................  $   36.684  $   33.421  $ 25.752   $ 21.396
Number of accumulation units outstanding at end of period (in thousands)..           8           7         6         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   33.100  $   25.556  $ 21.276   $ 23.255
Accumulation unit value at end of period..................................  $   36.259  $   33.100  $ 25.556   $ 21.276
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   32.783  $   25.362  $ 21.156   $ 23.170
Accumulation unit value at end of period..................................  $   35.839  $   32.783  $ 25.362   $ 21.156
Number of accumulation units outstanding at end of period (in thousands)..           7           6         5          5
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   33.796  $   25.101  $ 21.551   $ 21.816
Accumulation unit value at end of period..................................  $   34.414  $   33.796  $ 25.101   $ 21.551
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   33.553  $   24.958  $ 21.460   $ 22.384
Accumulation unit value at end of period..................................  $   34.114  $   33.553  $ 24.958   $ 21.460
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  18.579  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.553  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  18.556  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.489  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  18.533  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.425  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  18.518  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.382  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  18.502  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.340  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  18.472  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.255  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  18.442  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.170  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  17.462  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.384  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-249

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   33.231  $   24.768  $ 21.339   $ 22.303
Accumulation unit value at end of period..................................  $   33.720  $   33.231  $ 24.768   $ 21.339
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   32.991  $   24.626  $ 21.249   $ 22.242
Accumulation unit value at end of period..................................  $   33.426  $   32.991  $ 24.626   $ 21.249
Number of accumulation units outstanding at end of period (in thousands)..          11           2         2          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   32.754  $   24.485  $ 21.160   $ 22.181
Accumulation unit value at end of period..................................  $   33.136  $   32.754  $ 24.485   $ 21.160
Number of accumulation units outstanding at end of period (in thousands)..          13          11         8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   32.596  $   24.392  $ 21.100   $ 22.141
Accumulation unit value at end of period..................................  $   32.943  $   32.596  $ 24.392   $ 21.100
Number of accumulation units outstanding at end of period (in thousands)..           6          19        37         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   32.439  $   24.299  $ 21.040   $ 22.101
Accumulation unit value at end of period..................................  $   32.752  $   32.439  $ 24.299   $ 21.040
Number of accumulation units outstanding at end of period (in thousands)..           1           2         3          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   32.128  $   24.114  $ 20.922   $ 22.020
Accumulation unit value at end of period..................................  $   32.373  $   32.128  $ 24.114   $ 20.922
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   31.820  $   23.930  $ 20.804   $ 21.940
Accumulation unit value at end of period..................................  $   31.998  $   31.820  $ 23.930   $ 20.804
Number of accumulation units outstanding at end of period (in thousands)..          10           9         7          5
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   30.952  $   23.413  $ 20.523   $ 20.540
Accumulation unit value at end of period..................................  $   31.264  $   30.952  $ 23.413   $ 20.523
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   30.729  $   23.280  $ 20.437   $ 20.879
Accumulation unit value at end of period..................................  $   30.992  $   30.729  $ 23.280   $ 20.437
Number of accumulation units outstanding at end of period (in thousands)..           4           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  17.433  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.303  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  17.412  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.242  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  17.390  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.181  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  17.376  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.141  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  17.362  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.101  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  17.333  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  22.020  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  17.305  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  21.940  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  16.989  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.879  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-250

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   30.434  $   23.102  $ 20.322   $ 20.803
Accumulation unit value at end of period..................................  $   30.633  $   30.434  $ 23.102   $ 20.322
Number of accumulation units outstanding at end of period (in thousands)..           8           7         7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   30.215  $   22.970  $ 20.236   $ 20.747
Accumulation unit value at end of period..................................  $   30.367  $   30.215  $ 22.970   $ 20.236
Number of accumulation units outstanding at end of period (in thousands)..           -           4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   29.997  $   22.839  $ 20.150   $ 20.690
Accumulation unit value at end of period..................................  $   30.103  $   29.997  $ 22.839   $ 20.150
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   29.853  $   22.752  $ 20.094   $ 20.652
Accumulation unit value at end of period..................................  $   29.928  $   29.853  $ 22.752   $ 20.093
Number of accumulation units outstanding at end of period (in thousands)..           2           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   29.710  $   22.665  $ 20.037   $ 20.615
Accumulation unit value at end of period..................................  $   29.755  $   29.710  $ 22.665   $ 20.037
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   29.424  $   22.492  $ 19.924   $ 20.540
Accumulation unit value at end of period..................................  $   29.410  $   29.424  $ 22.492   $ 19.924
Number of accumulation units outstanding at end of period (in thousands)..           3           3         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.142  $   22.321  $ 19.812   $ 20.465
Accumulation unit value at end of period..................................  $   29.070  $   29.142  $ 22.321   $ 19.812
Number of accumulation units outstanding at end of period (in thousands)..           4           4         5          2
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   28.467  $   22.319  $ 20.384   $ 21.168
Accumulation unit value at end of period..................................  $   28.377  $   28.467  $ 22.319   $ 20.384
Number of accumulation units outstanding at end of period (in thousands)..           -           6         6          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   28.262  $   22.191  $ 20.298   $ 21.986
Accumulation unit value at end of period..................................  $   28.130  $   28.262  $ 22.191   $ 20.298
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  16.961  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.803  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  16.940  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.747  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  16.919  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.690  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  16.905  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.652  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  16.892  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.615  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  16.864  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.540  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  16.836  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.465  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-251

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   27.991  $   22.022  $ 20.184   $ 21.906
Accumulation unit value at end of period..................................  $   27.805  $   27.991  $ 22.022   $ 20.184
Number of accumulation units outstanding at end of period (in thousands)..          12          11        10          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   27.789  $   21.896  $ 20.098   $ 21.846
Accumulation unit value at end of period..................................  $   27.563  $   27.789  $ 21.896   $ 20.098
Number of accumulation units outstanding at end of period (in thousands)..           2           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   27.589  $   21.771  $ 20.013   $ 21.787
Accumulation unit value at end of period..................................  $   27.323  $   27.589  $ 21.771   $ 20.013
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   27.456  $   21.688  $ 19.957   $ 21.747
Accumulation unit value at end of period..................................  $   27.165  $   27.456  $ 21.688   $ 19.957
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   27.324  $   21.605  $ 19.901   $ 21.708
Accumulation unit value at end of period..................................  $   27.007  $   27.324  $ 21.605   $ 19.901
Number of accumulation units outstanding at end of period (in thousands)..           1           2         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   27.061  $   21.441  $ 19.789   $ 21.629
Accumulation unit value at end of period..................................  $   26.694  $   27.061  $ 21.441   $ 19.789
Number of accumulation units outstanding at end of period (in thousands)..           -           0         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   26.802  $   21.277  $ 19.677   $ 21.550
Accumulation unit value at end of period..................................  $   26.385  $   26.802  $ 21.277   $ 19.677
Number of accumulation units outstanding at end of period (in thousands)..           4           4         5          3
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-252

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    9.981  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.220  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $    9.981  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.207  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.981  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.202  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.981  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.197  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          25           -         -          -
RUSSELL LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
RUSSELL LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-253

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    9.991  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.098  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $    9.991  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.085  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.991  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.080  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.991  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.075  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
RUSSELL LIFEPOINTS(R) EQUITY GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
RUSSELL LIFEPOINTS(R) EQUITY GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-254

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.976  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.213  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-255

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $    9.981  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.208  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.981  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.203  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          29           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.981  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.197  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          11           -         -          -
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-256

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $    9.984  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.136  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.983  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.131  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          27           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.983  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.126  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.082  $   10.136  $  8.691   $  8.577
Accumulation unit value at end of period..................................  $   13.986  $   13.082  $ 10.136   $  8.691
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.156  $   10.984  $  9.433   $  9.566
Accumulation unit value at end of period..................................  $   15.111  $   14.156  $ 10.984   $  9.433
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.361  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.566  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-257

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.781  $    9.938  $  8.551   $  8.689
Accumulation unit value at end of period..................................  $   13.617  $   12.781  $  9.938   $  8.551
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.655  $    9.854  $  8.492   $  8.642
Accumulation unit value at end of period..................................  $   13.462  $   12.655  $  9.854   $  8.492
Number of accumulation units outstanding at end of period (in thousands)..          58          24        20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.529  $    9.771  $  8.433   $  8.595
Accumulation unit value at end of period..................................  $   13.308  $   12.529  $  9.771   $  8.433
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.198  $    9.522  $  8.227   $  8.393
Accumulation unit value at end of period..................................  $   12.944  $   12.198  $  9.522   $  8.227
Number of accumulation units outstanding at end of period (in thousands)..          19          46        47         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.364  $    9.661  $  8.355   $  8.532
Accumulation unit value at end of period..................................  $   13.106  $   12.364  $  9.661   $  8.355
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.959  $    9.363  $  8.114   $  8.302
Accumulation unit value at end of period..................................  $   12.652  $   11.959  $  9.363   $  8.114
Number of accumulation units outstanding at end of period (in thousands)..          22          19        28         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.040  $    9.445  $  8.201   $  8.409
Accumulation unit value at end of period..................................  $   12.712  $   12.040  $  9.445   $  8.201
Number of accumulation units outstanding at end of period (in thousands)..          29          28        34         31
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.895  $   11.476  $  9.698   $  9.913
Accumulation unit value at end of period..................................  $   17.210  $   15.895  $ 11.476   $  9.698
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.364  $   11.833  $ 10.014   $ 10.178
Accumulation unit value at end of period..................................  $   17.691  $   16.364  $ 11.833   $ 10.014
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.610  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.689  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.580  $  6.092   $  9.575  $  10.274
Accumulation unit value at end of period..................................  $   8.642  $  7.580   $  6.092  $   9.575
Number of accumulation units outstanding at end of period (in thousands)..         10         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.550  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.595  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.380  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.393  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.510  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.532  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.322  $  5.918   $  9.352  $  10.066
Accumulation unit value at end of period..................................  $   8.302  $  7.322   $  5.918  $   9.352
Number of accumulation units outstanding at end of period (in thousands)..         12         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.431  $  6.018   $  9.529  $  10.268
Accumulation unit value at end of period..................................  $   8.409  $  7.431   $  6.018  $   9.529
Number of accumulation units outstanding at end of period (in thousands)..         33        30          -          -
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.761  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.178  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-258

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.530  $   11.252  $  9.542   $  9.717
Accumulation unit value at end of period..................................  $   16.756  $   15.530  $ 11.252   $  9.542
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.376  $   11.157  $  9.475   $  9.664
Accumulation unit value at end of period..................................  $   16.565  $   15.376  $ 11.157   $  9.475
Number of accumulation units outstanding at end of period (in thousands)..         108          89        43         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.223  $   11.063  $  9.410   $  9.611
Accumulation unit value at end of period..................................  $   16.376  $   15.223  $ 11.063   $  9.410
Number of accumulation units outstanding at end of period (in thousands)..          38          42        34          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.819  $   10.780  $  9.178   $  9.384
Accumulation unit value at end of period..................................  $   15.925  $   14.819  $ 10.780   $  9.178
Number of accumulation units outstanding at end of period (in thousands)..          87          50        77         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.022  $   10.939  $  9.323   $  9.541
Accumulation unit value at end of period..................................  $   16.127  $   15.022  $ 10.939   $  9.323
Number of accumulation units outstanding at end of period (in thousands)..          34          42        21          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.528  $   10.600  $  9.052   $  9.283
Accumulation unit value at end of period..................................  $   15.566  $   14.528  $ 10.600   $  9.052
Number of accumulation units outstanding at end of period (in thousands)..          48          57        40         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.628  $   10.695  $  9.151   $  9.403
Accumulation unit value at end of period..................................  $   15.642  $   14.628  $ 10.695   $  9.151
Number of accumulation units outstanding at end of period (in thousands)..          94          88        95         84
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.305  $   11.948  $ 10.679   $ 10.783
Accumulation unit value at end of period..................................  $   13.900  $   13.305  $ 11.948   $ 10.679
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.193  $   11.864  $ 10.620   $ 10.635
Accumulation unit value at end of period..................................  $   13.762  $   13.193  $ 11.864   $ 10.620
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.381  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.717  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.348  $  5.883   $ 10.284  $  10.319
Accumulation unit value at end of period..................................  $   9.664  $  8.348   $  5.883  $  10.284
Number of accumulation units outstanding at end of period (in thousands)..         31         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.315  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.611  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.126  $  5.741   $ 10.062  $  10.110
Accumulation unit value at end of period..................................  $   9.384  $  8.126   $  5.741  $  10.062
Number of accumulation units outstanding at end of period (in thousands)..         29         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.271  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.541  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.063  $  5.714   $ 10.043  $  10.109
Accumulation unit value at end of period..................................  $   9.283  $  8.063   $  5.714  $  10.043
Number of accumulation units outstanding at end of period (in thousands)..         20         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.184  $  5.811   $ 10.235  $  10.314
Accumulation unit value at end of period..................................  $   9.403  $  8.184   $  5.811  $  10.235
Number of accumulation units outstanding at end of period (in thousands)..         33        19          0          -
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.497  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.635  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-259

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.044  $   11.754   $ 10.543   $ 10.578
Accumulation unit value at end of period..................................  $   13.579  $   13.044   $ 11.754   $ 10.543
Number of accumulation units outstanding at end of period (in thousands)..          16          24          -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.933  $   11.672   $ 10.485   $ 10.536
Accumulation unit value at end of period..................................  $   13.444  $   12.933   $ 11.672   $ 10.485
Number of accumulation units outstanding at end of period (in thousands)..          22          17         38         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.824  $   11.590   $ 10.427   $ 10.494
Accumulation unit value at end of period..................................  $   13.310  $   12.824   $ 11.590   $ 10.427
Number of accumulation units outstanding at end of period (in thousands)..           3           3          3          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.751  $   11.536   $ 10.389   $ 10.466
Accumulation unit value at end of period..................................  $   13.222  $   12.751   $ 11.536   $ 10.389
Number of accumulation units outstanding at end of period (in thousands)..          15          21         12         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.679  $   11.483   $ 10.351   $ 10.438
Accumulation unit value at end of period..................................  $   13.134  $   12.679   $ 11.483   $ 10.351
Number of accumulation units outstanding at end of period (in thousands)..           2          (0)        (0)         0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.536  $   11.376   $ 10.275   $ 10.382
Accumulation unit value at end of period..................................  $   12.960  $   12.536   $ 11.376   $ 10.275
Number of accumulation units outstanding at end of period (in thousands)..          39          30         47         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.395  $   11.270   $ 10.200   $ 10.327
Accumulation unit value at end of period..................................  $   12.788  $   12.395   $ 11.270   $ 10.200
Number of accumulation units outstanding at end of period (in thousands)..          32          29         61         63
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.831  $   11.772   $ 10.287   $ 10.433
Accumulation unit value at end of period..................................  $   14.538  $   13.831   $ 11.772   $ 10.287
Number of accumulation units outstanding at end of period (in thousands)..          43          37         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.714  $   11.690   $ 10.230   $ 10.424
Accumulation unit value at end of period..................................  $   14.393  $   13.714   $ 11.690   $ 10.230
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.465  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.578  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.441  $  7.450   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.536  $  9.441   $  7.450  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.418  $  7.443   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.494  $  9.418   $  7.443  $       -
Number of accumulation units outstanding at end of period (in thousands)..         25        17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.402  $  7.438   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.466  $  9.402   $  7.438  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.386  $  7.433   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.438  $  9.386   $  7.433  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.355  $  7.423   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.382  $  9.355   $  7.423  $       -
Number of accumulation units outstanding at end of period (in thousands)..         17         9          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.324  $  7.413   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.327  $  9.324   $  7.413  $       -
Number of accumulation units outstanding at end of period (in thousands)..         69        59         11          -
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.141  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.424  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-260

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.559  $   11.581  $ 10.155   $ 10.368
Accumulation unit value at end of period..................................  $   14.203  $   13.559  $ 11.581   $ 10.155
Number of accumulation units outstanding at end of period (in thousands)..         114         100         -         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.444  $   11.500  $ 10.100   $ 10.327
Accumulation unit value at end of period..................................  $   14.061  $   13.444  $ 11.500   $ 10.100
Number of accumulation units outstanding at end of period (in thousands)..         138         129       270        187
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.331  $   11.420  $ 10.044   $ 10.285
Accumulation unit value at end of period..................................  $   13.921  $   13.331  $ 11.420   $ 10.044
Number of accumulation units outstanding at end of period (in thousands)..          14          11        11          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.255  $   11.367  $ 10.007   $ 10.258
Accumulation unit value at end of period..................................  $   13.829  $   13.255  $ 11.367   $ 10.007
Number of accumulation units outstanding at end of period (in thousands)..         102         105        92         87
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.180  $   11.314  $  9.971   $ 10.231
Accumulation unit value at end of period..................................  $   13.737  $   13.180  $ 11.314   $  9.971
Number of accumulation units outstanding at end of period (in thousands)..           9           2         2          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.032  $   11.209  $  9.898   $ 10.176
Accumulation unit value at end of period..................................  $   13.555  $   13.032  $ 11.209   $  9.898
Number of accumulation units outstanding at end of period (in thousands)..         164         156        96         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.885  $   11.105  $  9.826   $ 10.122
Accumulation unit value at end of period..................................  $   13.375  $   12.885  $ 11.105   $  9.825
Number of accumulation units outstanding at end of period (in thousands)..         133         169       214        224
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.137  $   11.551  $  9.933   $ 10.118
Accumulation unit value at end of period..................................  $   14.922  $   14.137  $ 11.551   $  9.933
Number of accumulation units outstanding at end of period (in thousands)..          21          18        14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.018  $   11.470  $  9.878   $ 10.221
Accumulation unit value at end of period..................................  $   14.773  $   14.018  $ 11.470   $  9.878
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.110  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.368  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.088  $  6.846   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.327  $  9.088   $  6.846  $       -
Number of accumulation units outstanding at end of period (in thousands)..         82        48          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.065  $  6.839   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.285  $  9.065   $  6.839  $       -
Number of accumulation units outstanding at end of period (in thousands)..         44        28          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.050  $  6.835   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.258  $  9.050   $  6.835  $       -
Number of accumulation units outstanding at end of period (in thousands)..         60        24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.035  $  6.830   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.231  $  9.035   $  6.830  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         5          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.005  $  6.821   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.176  $  9.005   $  6.821  $       -
Number of accumulation units outstanding at end of period (in thousands)..         48        17          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.974  $  6.812   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.122  $  8.974   $  6.812  $       -
Number of accumulation units outstanding at end of period (in thousands)..        202       159          4          -
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.868  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.221  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-261

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.860  $   11.363  $  9.806   $ 10.166
Accumulation unit value at end of period..................................  $   14.578  $   13.860  $ 11.363   $  9.806
Number of accumulation units outstanding at end of period (in thousands)..         102          80         -          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.742  $   11.284  $  9.752   $ 10.126
Accumulation unit value at end of period..................................  $   14.433  $   13.742  $ 11.284   $  9.752
Number of accumulation units outstanding at end of period (in thousands)..          78          57       197        129
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.626  $   11.205  $  9.699   $ 10.085
Accumulation unit value at end of period..................................  $   14.289  $   13.626  $ 11.205   $  9.699
Number of accumulation units outstanding at end of period (in thousands)..          27          17        12         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.549  $   11.153  $  9.663   $ 10.058
Accumulation unit value at end of period..................................  $   14.194  $   13.549  $ 11.153   $  9.663
Number of accumulation units outstanding at end of period (in thousands)..         103          88        65         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.472  $   11.101  $  9.628   $ 10.031
Accumulation unit value at end of period..................................  $   14.100  $   13.472  $ 11.101   $  9.628
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.321  $   10.998  $  9.557   $  9.978
Accumulation unit value at end of period..................................  $   13.913  $   13.321  $ 10.998   $  9.557
Number of accumulation units outstanding at end of period (in thousands)..         145         106       100         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.171  $   10.896  $  9.487   $  9.925
Accumulation unit value at end of period..................................  $   13.729  $   13.171  $ 10.896   $  9.487
Number of accumulation units outstanding at end of period (in thousands)..         121         115       133        131
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.388  $   11.482  $  9.814   $ 10.020
Accumulation unit value at end of period..................................  $   15.201  $   14.388  $ 11.482   $  9.814
Number of accumulation units outstanding at end of period (in thousands)..           9           7         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.266  $   11.402  $  9.760   $ 10.181
Accumulation unit value at end of period..................................  $   15.050  $   14.266  $ 11.402   $  9.760
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.838  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.166  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.816  $  6.447   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.126  $  8.816   $  6.447  $       -
Number of accumulation units outstanding at end of period (in thousands)..         64        32          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.794  $  6.441   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.085  $  8.794   $  6.441  $       -
Number of accumulation units outstanding at end of period (in thousands)..         40        24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.780  $  6.437   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.058  $  8.780   $  6.437  $       -
Number of accumulation units outstanding at end of period (in thousands)..         44         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.765  $  6.432   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.031  $  8.765   $  6.432  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.736  $  6.424   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.978  $  8.736   $  6.424  $       -
Number of accumulation units outstanding at end of period (in thousands)..         61        17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.707  $  6.415   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.925  $  8.707   $  6.415  $       -
Number of accumulation units outstanding at end of period (in thousands)..        106       125          7          -
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.796  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.181  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-262

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.106  $   11.296  $  9.689   $ 10.127
Accumulation unit value at end of period..................................  $   14.851  $   14.106  $ 11.296   $  9.689
Number of accumulation units outstanding at end of period (in thousands)..          36          30         -          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.986  $   11.217  $  9.636   $ 10.086
Accumulation unit value at end of period..................................  $   14.703  $   13.986  $ 11.217   $  9.636
Number of accumulation units outstanding at end of period (in thousands)..          41          35        55         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.868  $   11.139  $  9.583   $ 10.046
Accumulation unit value at end of period..................................  $   14.557  $   13.868  $ 11.139   $  9.583
Number of accumulation units outstanding at end of period (in thousands)..           2           3        11          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.789  $   11.087  $  9.548   $ 10.019
Accumulation unit value at end of period..................................  $   14.460  $   13.789  $ 11.087   $  9.548
Number of accumulation units outstanding at end of period (in thousands)..          54          41        27         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.712  $   11.036  $  9.513   $  9.993
Accumulation unit value at end of period..................................  $   14.364  $   13.712  $ 11.036   $  9.513
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.557  $   10.933  $  9.443   $  9.939
Accumulation unit value at end of period..................................  $   14.174  $   13.557  $ 10.933   $  9.443
Number of accumulation units outstanding at end of period (in thousands)..          77          74        56         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.404  $   10.831  $  9.374   $  9.886
Accumulation unit value at end of period..................................  $   13.986  $   13.404  $ 10.831   $  9.374
Number of accumulation units outstanding at end of period (in thousands)..         104          98       101        104
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.368  $   11.473  $  9.807   $ 10.016
Accumulation unit value at end of period..................................  $   15.180  $   14.368  $ 11.473   $  9.807
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.246  $   11.393  $  9.754   $ 10.166
Accumulation unit value at end of period..................................  $   15.029  $   14.246  $ 11.393   $  9.754
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.767  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.127  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.745  $  6.348   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.086  $  8.745   $  6.348  $       -
Number of accumulation units outstanding at end of period (in thousands)..         16         4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.723  $  6.342   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.046  $  8.723   $  6.342  $       -
Number of accumulation units outstanding at end of period (in thousands)..         13        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.709  $  6.527   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.019  $  8.709   $  6.527  $       -
Number of accumulation units outstanding at end of period (in thousands)..         15         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.694  $  6.334   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.993  $  8.694   $  6.334  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.665  $  6.325   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.939  $  8.665   $  6.325  $       -
Number of accumulation units outstanding at end of period (in thousands)..         19         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.636  $  6.317   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.886  $  8.636   $  6.317  $       -
Number of accumulation units outstanding at end of period (in thousands)..         96        78          2          -
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.791  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.166  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-263

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.086  $   11.287  $  9.682   $ 10.112
Accumulation unit value at end of period..................................  $   14.830  $   14.086  $ 11.287   $  9.682
Number of accumulation units outstanding at end of period (in thousands)..           9           6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.967  $   11.208  $  9.629   $ 10.071
Accumulation unit value at end of period..................................  $   14.682  $   13.967  $ 11.208   $  9.629
Number of accumulation units outstanding at end of period (in thousands)..          14           8        17         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.848  $   11.130  $  9.576   $ 10.031
Accumulation unit value at end of period..................................  $   14.536  $   13.848  $ 11.130   $  9.576
Number of accumulation units outstanding at end of period (in thousands)..           -           1         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.770  $   11.078  $  9.541   $ 10.004
Accumulation unit value at end of period..................................  $   14.440  $   13.770  $ 11.078   $  9.541
Number of accumulation units outstanding at end of period (in thousands)..          28          16        11          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.692  $   11.027  $  9.506   $  9.978
Accumulation unit value at end of period..................................  $   14.344  $   13.692  $ 11.027   $  9.506
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.538  $   10.924  $  9.437   $  9.924
Accumulation unit value at end of period..................................  $   14.154  $   13.538  $ 10.924   $  9.437
Number of accumulation units outstanding at end of period (in thousands)..          78          74        62         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.385  $   10.823  $  9.368   $  9.872
Accumulation unit value at end of period..................................  $   13.966  $   13.385  $ 10.823   $  9.368
Number of accumulation units outstanding at end of period (in thousands)..          14          17        18         16
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.103  $   12.055  $ 11.007   $ 11.097
Accumulation unit value at end of period..................................  $   13.548  $   13.103  $ 12.055   $ 11.007
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.992  $   11.971  $ 10.946   $ 10.869
Accumulation unit value at end of period..................................  $   13.413  $   12.992  $ 11.971   $ 10.946
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.762  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.112  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.740  $  6.348   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.071  $  8.740   $  6.348  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.718  $  6.342   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.031  $  8.718   $  6.342  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.703  $  6.338   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.004  $  8.703   $  6.338  $       -
Number of accumulation units outstanding at end of period (in thousands)..          7         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.689  $  6.333   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.978  $  8.689   $  6.333  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.660  $  6.325   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.924  $  8.660   $  6.325  $       -
Number of accumulation units outstanding at end of period (in thousands)..         36        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.631  $  6.317   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.872  $  8.631   $  6.317  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12        17          0          -
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.935  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.869  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-264

                                                                                     YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.845  $   11.859   $ 10.866   $ 10.811
Accumulation unit value at end of period..................................  $   13.236  $   12.845   $ 11.859   $ 10.866
Number of accumulation units outstanding at end of period (in thousands)..          10           8          -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.737  $   11.777   $ 10.807   $ 10.768
Accumulation unit value at end of period..................................  $   13.104  $   12.737   $ 11.777   $ 10.807
Number of accumulation units outstanding at end of period (in thousands)..           -           0          6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.629  $   11.694   $ 10.747   $ 10.725
Accumulation unit value at end of period..................................  $   12.974  $   12.629   $ 11.694   $ 10.747
Number of accumulation units outstanding at end of period (in thousands)..           -           1          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.557  $   11.640   $ 10.708   $ 10.697
Accumulation unit value at end of period..................................  $   12.887  $   12.557   $ 11.640   $ 10.708
Number of accumulation units outstanding at end of period (in thousands)..           3           3          3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.486  $   11.586   $ 10.669   $ 10.668
Accumulation unit value at end of period..................................  $   12.802  $   12.486   $ 11.586   $ 10.669
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.346  $   11.478   $ 10.591   $ 10.611
Accumulation unit value at end of period..................................  $   12.632  $   12.346   $ 11.478   $ 10.591
Number of accumulation units outstanding at end of period (in thousands)..          10           9         15          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.206  $   11.371   $ 10.513   $ 10.555
Accumulation unit value at end of period..................................  $   12.465  $   12.206   $ 11.371   $ 10.513
Number of accumulation units outstanding at end of period (in thousands)..          13          14         13         17
TEMPLETON DEVELOPING MARKETS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.253  $   10.384   $  9.179   $  9.697
Accumulation unit value at end of period..................................  $    9.421  $   10.253   $ 10.384   $  9.179
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    9.539  $    9.676   $  8.566   $ 10.195
Accumulation unit value at end of period..................................  $    8.753  $    9.539   $  9.676   $  8.566
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ------------------------------------------
SUB-ACCOUNT                                                                    2010       2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.902   $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.811   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.877   $  8.164   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.768   $  9.877   $  8.164  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.853   $  8.156   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.725   $  9.853   $  8.156  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.836   $  8.151   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.697   $  9.836   $  8.151  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.820   $  8.145   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.668   $  9.820   $  8.145  $       -
Number of accumulation units outstanding at end of period (in thousands)..         (0)         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.787   $  8.134   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.611   $  9.787   $  8.134  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.754   $  8.123   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  10.555   $  9.754   $  8.123  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12         15         12          -
TEMPLETON DEVELOPING MARKETS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -   $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.692   $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.195   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -          -          -          -


                                  APP I-265

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.297  $   10.466  $  9.284   $ 11.071
Accumulation unit value at end of period..................................  $    9.429  $   10.297  $ 10.466   $  9.284
Number of accumulation units outstanding at end of period (in thousands)..           5           8         8          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    9.919  $   10.097  $  8.970   $ 10.713
Accumulation unit value at end of period..................................  $    9.070  $    9.919  $ 10.097   $  8.970
Number of accumulation units outstanding at end of period (in thousands)..          42          38        35         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.560  $   14.843  $ 13.207   $ 15.796
Accumulation unit value at end of period..................................  $   13.293  $   14.560  $ 14.843   $ 13.207
Number of accumulation units outstanding at end of period (in thousands)..           7           5         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.757  $    9.956  $  8.867   $ 10.617
Accumulation unit value at end of period..................................  $    8.899  $    9.757  $  9.956   $  8.867
Number of accumulation units outstanding at end of period (in thousands)..          11          14         5          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.342  $   14.650  $ 13.061   $ 15.653
Accumulation unit value at end of period..................................  $   13.068  $   14.342  $ 14.650   $ 13.061
Number of accumulation units outstanding at end of period (in thousands)..          15          13        21         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.565  $    9.790  $  8.746   $ 10.502
Accumulation unit value at end of period..................................  $    8.698  $    9.565  $  9.790   $  8.746
Number of accumulation units outstanding at end of period (in thousands)..          13          19        23         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.915  $   14.271  $ 12.774   $ 15.371
Accumulation unit value at end of period..................................  $   12.628  $   13.915  $ 14.271   $ 12.774
Number of accumulation units outstanding at end of period (in thousands)..          19          20        25         27
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   25.013  $   19.669  $ 16.590   $ 17.944
Accumulation unit value at end of period..................................  $   22.311  $   25.013  $ 19.669   $ 16.590
Number of accumulation units outstanding at end of period (in thousands)..          13          13        15         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.085  $    9.518  $  8.040   $  9.224
Accumulation unit value at end of period..................................  $   10.764  $   12.085  $  9.518   $  8.040
Number of accumulation units outstanding at end of period (in thousands)..          67          49        32         21

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.457  $  5.457   $ 11.881  $  10.431
Accumulation unit value at end of period..................................  $  11.071  $  9.457   $  5.457  $  11.881
Number of accumulation units outstanding at end of period (in thousands)..         17        16         16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.165  $  5.296   $ 11.548  $  10.148
Accumulation unit value at end of period..................................  $  10.713  $  9.165   $  5.296  $  11.548
Number of accumulation units outstanding at end of period (in thousands)..         34        31         26          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.534  $  7.833   $ 17.105  $  15.044
Accumulation unit value at end of period..................................  $  15.796  $ 13.534   $  7.833  $  17.105
Number of accumulation units outstanding at end of period (in thousands)..          3         3          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.106  $  5.275   $ 11.531  $  10.148
Accumulation unit value at end of period..................................  $  10.617  $  9.106   $  5.275  $  11.531
Number of accumulation units outstanding at end of period (in thousands)..          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  13.438  $  7.793   $ 17.052  $  15.015
Accumulation unit value at end of period..................................  $  15.653  $ 13.438   $  7.793  $  17.052
Number of accumulation units outstanding at end of period (in thousands)..         19        18         15          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.035  $  5.249   $ 11.510  $  10.147
Accumulation unit value at end of period..................................  $  10.502  $  9.035   $  5.249  $  11.510
Number of accumulation units outstanding at end of period (in thousands)..         12         7          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.249  $  7.714   $ 16.946  $  14.957
Accumulation unit value at end of period..................................  $  15.371  $ 13.249   $  7.714  $  16.946
Number of accumulation units outstanding at end of period (in thousands)..         25        22         10          5
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.514  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.224  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         12         -          -          -


                                  APP I-266

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.399  $   12.151  $ 10.285   $ 11.824
Accumulation unit value at end of period..................................  $   13.688  $   15.399  $ 12.151   $ 10.285
Number of accumulation units outstanding at end of period (in thousands)..         825         839        16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   24.036  $   18.995  $ 16.103   $ 18.540
Accumulation unit value at end of period..................................  $   21.333  $   24.036  $ 18.995   $ 16.103
Number of accumulation units outstanding at end of period (in thousands)..          15          54       576        584
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.612  $   18.688  $ 15.866   $ 18.295
Accumulation unit value at end of period..................................  $   20.925  $   23.612  $ 18.688   $ 15.866
Number of accumulation units outstanding at end of period (in thousands)..          15          17        19         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.789  $    9.340  $  7.937   $  9.162
Accumulation unit value at end of period..................................  $   10.437  $   11.789  $  9.340   $  7.937
Number of accumulation units outstanding at end of period (in thousands)..          26           3         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.537  $   18.666  $ 15.879   $ 18.347
Accumulation unit value at end of period..................................  $   20.818  $   23.537  $ 18.666   $ 15.879
Number of accumulation units outstanding at end of period (in thousands)..          42          43        64         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.557  $    9.184  $  7.828   $  9.063
Accumulation unit value at end of period..................................  $   10.201  $   11.557  $  9.184   $  7.828
Number of accumulation units outstanding at end of period (in thousands)..          15          27        21          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.987  $   17.507  $ 14.953   $ 17.346
Accumulation unit value at end of period..................................  $   19.369  $   21.987  $ 17.507   $ 14.953
Number of accumulation units outstanding at end of period (in thousands)..          26          31        28         29
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.331  $   16.955  $ 14.641   $ 15.180
Accumulation unit value at end of period..................................  $   17.605  $   17.331  $ 16.955   $ 14.641
Number of accumulation units outstanding at end of period (in thousands)..           5          33        37         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   15.470  $   15.157  $ 13.108   $ 13.446
Accumulation unit value at end of period..................................  $   15.691  $   15.470  $ 15.157   $ 13.107
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.936  $  9.966   $  9.966  $   9.966
Accumulation unit value at end of period..................................  $  11.824  $ 10.936   $  9.966  $   9.966
Number of accumulation units outstanding at end of period (in thousands)..         14        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  17.173  $ 11.526   $ 21.488  $  18.419
Accumulation unit value at end of period..................................  $  18.540  $ 17.173   $ 11.526  $  21.488
Number of accumulation units outstanding at end of period (in thousands)..        496        34         48         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  16.971  $ 11.408   $ 21.299  $  18.285
Accumulation unit value at end of period..................................  $  18.295  $ 16.971   $ 11.408  $  21.299
Number of accumulation units outstanding at end of period (in thousands)..         21        96         88        100
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.507  $  5.724   $ 10.699  $  10.045
Accumulation unit value at end of period..................................  $   9.162  $  8.507   $  5.724  $  10.699
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  17.054  $ 11.487   $ 21.489  $  18.485
Accumulation unit value at end of period..................................  $  18.347  $ 17.054   $ 11.487  $  21.489
Number of accumulation units outstanding at end of period (in thousands)..         50        33         25         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.441  $  5.697   $ 10.679  $  10.044
Accumulation unit value at end of period..................................  $   9.063  $  8.441   $  5.697  $  10.679
Number of accumulation units outstanding at end of period (in thousands)..          6         2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  16.188  $ 10.947   $ 20.562  $  17.758
Accumulation unit value at end of period..................................  $  17.346  $ 16.188   $ 10.947  $  20.562
Number of accumulation units outstanding at end of period (in thousands)..         26        23         17          9
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  11.951  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.446  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-267

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.296  $   15.016  $ 13.012   $ 13.375
Accumulation unit value at end of period..................................  $   15.483  $   15.296  $ 15.016   $ 13.012
Number of accumulation units outstanding at end of period (in thousands)..          60           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.776  $   16.494  $ 14.314   $ 14.736
Accumulation unit value at end of period..................................  $   16.956  $   16.776  $ 16.494   $ 14.314
Number of accumulation units outstanding at end of period (in thousands)..          61          38        24         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.593  $   18.308  $ 15.912   $ 16.405
Accumulation unit value at end of period..................................  $   18.764  $   18.593  $ 18.308   $ 15.912
Number of accumulation units outstanding at end of period (in thousands)..          15          14        14          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.506  $   16.269  $ 14.154   $ 14.607
Accumulation unit value at end of period..................................  $   16.641  $   16.506  $ 16.269   $ 14.154
Number of accumulation units outstanding at end of period (in thousands)..          27          19        31         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.314  $   18.069  $ 15.736   $ 16.256
Accumulation unit value at end of period..................................  $   18.445  $   18.314  $ 18.069   $ 15.736
Number of accumulation units outstanding at end of period (in thousands)..           8           5        10         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.186  $   16.002  $ 13.964   $ 14.454
Accumulation unit value at end of period..................................  $   16.270  $   16.186  $ 16.002   $ 13.964
Number of accumulation units outstanding at end of period (in thousands)..          39          36        20         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.768  $   17.601  $ 15.389   $ 15.962
Accumulation unit value at end of period..................................  $   17.824  $   17.768  $ 17.601   $ 15.389
Number of accumulation units outstanding at end of period (in thousands)..          98          99       101         73
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   24.285  $   19.312  $ 15.795   $ 16.752
Accumulation unit value at end of period..................................  $   23.300  $   24.285  $ 19.312   $ 15.795
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   24.110  $   19.201  $ 15.728   $ 17.595
Accumulation unit value at end of period..................................  $   23.097  $   24.110  $ 19.201   $ 15.728
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.911  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.375  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  13.143  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.736  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  14.654  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.405  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  13.061  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.607  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         18         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  14.550  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  16.256  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  12.963  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.454  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  14.344  $ 12.219   $ 11.642  $  10.634
Accumulation unit value at end of period..................................  $  15.962  $ 14.344   $ 12.219  $  11.642
Number of accumulation units outstanding at end of period (in thousands)..         57        44          6          5
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-268

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   23.879  $   19.055  $ 15.639   $ 17.531
Accumulation unit value at end of period..................................  $   22.830  $   23.879  $ 19.055   $ 15.639
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   23.707  $   18.946  $ 15.573   $ 17.484
Accumulation unit value at end of period..................................  $   22.631  $   23.707  $ 18.946   $ 15.573
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.536  $   18.838  $ 15.507   $ 17.436
Accumulation unit value at end of period..................................  $   22.434  $   23.536  $ 18.838   $ 15.507
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.423  $   18.766  $ 15.464   $ 17.404
Accumulation unit value at end of period..................................  $   22.304  $   23.423  $ 18.766   $ 15.464
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   23.310  $   18.694  $ 15.420   $ 17.373
Accumulation unit value at end of period..................................  $   22.175  $   23.310  $ 18.694   $ 15.420
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   23.086  $   18.552  $ 15.333   $ 17.309
Accumulation unit value at end of period..................................  $   21.918  $   23.086  $ 18.552   $ 15.333
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.865  $   18.411  $ 15.247   $ 17.246
Accumulation unit value at end of period..................................  $   21.664  $   22.865  $ 18.411   $ 15.247
Number of accumulation units outstanding at end of period (in thousands)..           4           3         4          2
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   36.285  $   27.879  $ 22.938   $ 23.896
Accumulation unit value at end of period..................................  $   35.591  $   36.285  $ 27.879   $ 22.938
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.665  $    9.746  $  8.031   $  8.591
Accumulation unit value at end of period..................................  $   12.404  $   12.665  $  9.746   $  8.030
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.001  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.591  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-269

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.098  $   13.954  $ 11.521   $ 12.350
Accumulation unit value at end of period..................................  $   17.689  $   18.098  $ 13.954   $ 11.521
Number of accumulation units outstanding at end of period (in thousands)..          34          33        25         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.838  $   13.774  $ 11.390   $ 12.228
Accumulation unit value at end of period..................................  $   17.410  $   17.838  $ 13.774   $ 11.390
Number of accumulation units outstanding at end of period (in thousands)..          30          31        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.583  $   13.597  $ 11.260   $ 12.107
Accumulation unit value at end of period..................................  $   17.134  $   17.583  $ 13.597   $ 11.260
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.697  $    8.280  $  6.864   $  7.388
Accumulation unit value at end of period..................................  $   10.414  $   10.697  $  8.280   $  6.864
Number of accumulation units outstanding at end of period (in thousands)..          11          10        42         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.247  $   13.364  $ 11.090   $ 11.947
Accumulation unit value at end of period..................................  $   16.774  $   17.247  $ 13.364   $ 11.089
Number of accumulation units outstanding at end of period (in thousands)..          27          29        27         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.487  $    8.142  $  6.770   $  7.308
Accumulation unit value at end of period..................................  $   10.179  $   10.487  $  8.142   $  6.770
Number of accumulation units outstanding at end of period (in thousands)..          35          35        25         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.595  $   12.911  $ 10.756   $ 11.634
Accumulation unit value at end of period..................................  $   16.075  $   16.595  $ 12.911   $ 10.756
Number of accumulation units outstanding at end of period (in thousands)..          14          15        22         23
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.488  $   12.045  $ 10.680   $ 10.468
Accumulation unit value at end of period..................................  $   14.508  $   13.488  $ 12.045   $ 10.680
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.430  $   12.011  $ 10.666   $ 10.478
Accumulation unit value at end of period..................................  $   14.424  $   13.430  $ 12.011   $ 10.666
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.525  $  8.841   $ 15.695  $  15.413
Accumulation unit value at end of period..................................  $  12.350  $ 11.525   $  8.841  $  15.695
Number of accumulation units outstanding at end of period (in thousands)..         35        31         14         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.428  $  8.780   $ 15.610  $  15.352
Accumulation unit value at end of period..................................  $  12.228  $ 11.428   $  8.780  $  15.610
Number of accumulation units outstanding at end of period (in thousands)..         25        21         26          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.332  $  8.719   $ 15.525  $  15.292
Accumulation unit value at end of period..................................  $  12.107  $ 11.332   $  8.719  $  15.525
Number of accumulation units outstanding at end of period (in thousands)..          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   6.922  $  5.331   $  9.502  $  10.078
Accumulation unit value at end of period..................................  $   7.388  $  6.922   $  5.331  $   9.502
Number of accumulation units outstanding at end of period (in thousands)..         23        14          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.205  $  8.639   $ 15.413  $  15.212
Accumulation unit value at end of period..................................  $  11.947  $ 11.205   $  8.639  $  15.413
Number of accumulation units outstanding at end of period (in thousands)..         15        13         12         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   6.868  $  5.305   $  9.485  $  10.077
Accumulation unit value at end of period..................................  $   7.308  $  6.868   $  5.305  $   9.485
Number of accumulation units outstanding at end of period (in thousands)..         38         9          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.955  $  8.480   $ 15.190  $  15.052
Accumulation unit value at end of period..................................  $  11.634  $ 10.955   $  8.480  $  15.190
Number of accumulation units outstanding at end of period (in thousands)..         29        32          9         18
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-270

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.352  $   11.965  $ 10.647   $ 10.474
Accumulation unit value at end of period..................................  $   14.312  $   13.352  $ 11.965   $ 10.647
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.295  $   11.931  $ 10.633   $ 10.470
Accumulation unit value at end of period..................................  $   14.229  $   13.295  $ 11.931   $ 10.633
Number of accumulation units outstanding at end of period (in thousands)..           5           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.237  $   11.898  $ 10.619   $ 10.467
Accumulation unit value at end of period..................................  $   14.146  $   13.237  $ 11.898   $ 10.619
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.199  $   11.875  $ 10.609   $ 10.465
Accumulation unit value at end of period..................................  $   14.091  $   13.199  $ 11.875   $ 10.609
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.161  $   11.853  $ 10.600   $ 10.463
Accumulation unit value at end of period..................................  $   14.037  $   13.161  $ 11.853   $ 10.600
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.085  $   11.808  $ 10.581   $ 10.458
Accumulation unit value at end of period..................................  $   13.928  $   13.085  $ 11.808   $ 10.581
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.010  $   11.764  $ 10.563   $ 10.454
Accumulation unit value at end of period..................................  $   13.820  $   13.010  $ 11.764   $ 10.562
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.565  $   10.276  $  8.546   $  8.893
Accumulation unit value at end of period..................................  $   15.633  $   14.565  $ 10.276   $  8.546
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   29.260  $   20.675  $ 17.220   $ 20.346
Accumulation unit value at end of period..................................  $   31.357  $   29.260  $ 20.675   $ 17.220
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  18.045  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.346  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-271

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.225  $   10.071  $  8.405   $  9.951
Accumulation unit value at end of period..................................  $   15.214  $   14.225  $ 10.071   $  8.405
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         82
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.081  $    9.985  $  8.345   $  9.895
Accumulation unit value at end of period..................................  $   15.038  $   14.081  $  9.985   $  8.345
Number of accumulation units outstanding at end of period (in thousands)..          13          13        12         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.939  $    9.899  $  8.286   $  9.839
Accumulation unit value at end of period..................................  $   14.864  $   13.939  $  9.899   $  8.286
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   28.425  $   20.206  $ 16.930   $ 20.125
Accumulation unit value at end of period..................................  $   30.281  $   28.425  $ 20.206   $ 16.930
Number of accumulation units outstanding at end of period (in thousands)..           9          12        12          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.752  $    9.785  $  8.207   $  9.766
Accumulation unit value at end of period..................................  $   14.635  $   13.752  $  9.785   $  8.207
Number of accumulation units outstanding at end of period (in thousands)..           3           2         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   28.017  $   19.975  $ 16.788   $ 20.015
Accumulation unit value at end of period..................................  $   29.757  $   28.017  $ 19.975   $ 16.788
Number of accumulation units outstanding at end of period (in thousands)..           3           7         2          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.385  $    9.562  $  8.052   $  9.620
Accumulation unit value at end of period..................................  $   14.188  $   13.385  $  9.562   $  8.052
Number of accumulation units outstanding at end of period (in thousands)..          45          42        43         32
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.227  $   10.009  $  8.299   $  8.633
Accumulation unit value at end of period..................................  $   15.313  $   14.227  $ 10.009   $  8.299
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.184  $    9.290  $  7.714   $  9.088
Accumulation unit value at end of period..................................  $   14.170  $   13.184  $  9.290   $  7.714
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.843  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.951  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         62         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.807  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.895  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.770  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.839  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  17.956  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.125  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.722  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.766  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  17.912  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  20.015  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.626  $  6.107   $ 11.473  $  10.000
Accumulation unit value at end of period..................................  $   9.620  $  8.626   $  6.107  $  11.473
Number of accumulation units outstanding at end of period (in thousands)..         10         2          -          -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.036  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.088  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-272

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.899  $    9.814  $  8.165   $  9.638
Accumulation unit value at end of period..................................  $   14.909  $   13.899  $  9.814   $  8.165
Number of accumulation units outstanding at end of period (in thousands)..          27          34         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.762  $    9.731  $  8.109   $  9.586
Accumulation unit value at end of period..................................  $   14.739  $   13.762  $  9.731   $  8.109
Number of accumulation units outstanding at end of period (in thousands)..         103         105       117        119
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.625  $    9.649  $  8.052   $  9.534
Accumulation unit value at end of period..................................  $   14.571  $   13.625  $  9.649   $  8.052
Number of accumulation units outstanding at end of period (in thousands)..           2          21        66         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.535  $    9.594  $  8.015   $  9.499
Accumulation unit value at end of period..................................  $   14.460  $   13.535  $  9.594   $  8.015
Number of accumulation units outstanding at end of period (in thousands)..         116          89        95         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.445  $    9.540  $  7.978   $  9.464
Accumulation unit value at end of period..................................  $   14.350  $   13.445  $  9.540   $  7.978
Number of accumulation units outstanding at end of period (in thousands)..          11          16        15         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.268  $    9.433  $  7.904   $  9.396
Accumulation unit value at end of period..................................  $   14.132  $   13.268  $  9.433   $  7.904
Number of accumulation units outstanding at end of period (in thousands)..         110         131        92         86
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.092  $    9.327  $  7.831   $  9.327
Accumulation unit value at end of period..................................  $   13.917  $   13.092  $  9.327   $  7.831
Number of accumulation units outstanding at end of period (in thousands)..         133         141       179        230
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.598  $   12.464  $ 11.391   $ 11.422
Accumulation unit value at end of period..................................  $   12.564  $   12.598  $ 12.464   $ 11.391
Number of accumulation units outstanding at end of period (in thousands)..           3           3         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.928  $   16.773  $ 15.352   $ 15.112
Accumulation unit value at end of period..................................  $   16.857  $   16.928  $ 16.773   $ 15.352
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.540  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.638  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.506  $  5.959   $ 11.076  $  10.447
Accumulation unit value at end of period..................................  $   9.586  $  8.506   $  5.959  $  11.076
Number of accumulation units outstanding at end of period (in thousands)..         66        32          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.473  $  5.944   $ 11.065  $  10.446
Accumulation unit value at end of period..................................  $   9.534  $  8.473   $  5.944  $  11.065
Number of accumulation units outstanding at end of period (in thousands)..         30         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.450  $  5.934   $ 11.058  $  10.445
Accumulation unit value at end of period..................................  $   9.499  $  8.450   $  5.934  $  11.058
Number of accumulation units outstanding at end of period (in thousands)..         44        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.428  $  5.925   $ 11.051  $  10.445
Accumulation unit value at end of period..................................  $   9.464  $  8.428   $  5.925  $  11.051
Number of accumulation units outstanding at end of period (in thousands)..         46        49          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.383  $  5.905   $ 11.036  $  10.444
Accumulation unit value at end of period..................................  $   9.396  $  8.383   $  5.905  $  11.036
Number of accumulation units outstanding at end of period (in thousands)..         78        48          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.339  $  5.886   $ 11.022  $  10.442
Accumulation unit value at end of period..................................  $   9.327  $  8.339   $  5.886  $  11.022
Number of accumulation units outstanding at end of period (in thousands)..        244       222         14          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  13.698  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  15.112  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-273

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.303  $   12.215  $ 11.203   $ 11.050
Accumulation unit value at end of period..................................  $   12.227  $   12.303  $ 12.215   $ 11.203
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.179  $   12.110  $ 11.123   $ 10.988
Accumulation unit value at end of period..................................  $   12.086  $   12.179  $ 12.110   $ 11.123
Number of accumulation units outstanding at end of period (in thousands)..          16          23        21         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.056  $   12.006  $ 11.044   $ 10.926
Accumulation unit value at end of period..................................  $   11.946  $   12.056  $ 12.006   $ 11.044
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.445  $   16.393  $ 15.094   $ 14.948
Accumulation unit value at end of period..................................  $   16.278  $   16.445  $ 16.393   $ 15.094
Number of accumulation units outstanding at end of period (in thousands)..          28          34        61         70
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.895  $   11.869  $ 10.940   $ 10.844
Accumulation unit value at end of period..................................  $   11.762  $   11.895  $ 11.869   $ 10.939
Number of accumulation units outstanding at end of period (in thousands)..           -           -         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.209  $   16.206  $ 14.967   $ 14.867
Accumulation unit value at end of period..................................  $   15.997  $   16.209  $ 16.206   $ 14.967
Number of accumulation units outstanding at end of period (in thousands)..           8           8         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.577  $   11.599  $ 10.733   $ 10.683
Accumulation unit value at end of period..................................  $   11.403  $   11.577  $ 11.599   $ 10.733
Number of accumulation units outstanding at end of period (in thousands)..           3           3         4          4
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.597  $   12.427  $ 11.323   $ 11.356
Accumulation unit value at end of period..................................  $   12.596  $   12.597  $ 12.427   $ 11.323
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.311  $   12.163  $ 11.099   $ 10.893
Accumulation unit value at end of period..................................  $   12.291  $   12.311  $ 12.163   $ 11.099
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.036  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.050  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.995  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.988  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.953  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.926  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  13.631  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.948  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        100         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.899  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.844  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  13.597  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  14.867  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.790  $  7.886   $ 10.405  $  10.000
Accumulation unit value at end of period..................................  $  10.683  $  9.790   $  7.886  $  10.405
Number of accumulation units outstanding at end of period (in thousands)..          3         2          -          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.845  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.893  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-274

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.308  $   12.184  $ 11.140   $ 10.955
Accumulation unit value at end of period..................................  $   12.263  $   12.308  $ 12.184   $ 11.140
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.186  $   12.081  $ 11.063   $ 10.896
Accumulation unit value at end of period..................................  $   12.124  $   12.186  $ 12.081   $ 11.063
Number of accumulation units outstanding at end of period (in thousands)..           1           2         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.065  $   11.979  $ 10.986   $ 10.836
Accumulation unit value at end of period..................................  $   11.985  $   12.065  $ 11.979   $ 10.986
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.985  $   11.912  $ 10.935   $ 10.797
Accumulation unit value at end of period..................................  $   11.894  $   11.985  $ 11.912   $ 10.935
Number of accumulation units outstanding at end of period (in thousands)..           9          10        17         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.906  $   11.845  $ 10.885   $ 10.757
Accumulation unit value at end of period..................................  $   11.804  $   11.906  $ 11.845   $ 10.885
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.749  $   11.712  $ 10.784   $ 10.679
Accumulation unit value at end of period..................................  $   11.625  $   11.749  $ 11.712   $ 10.784
Number of accumulation units outstanding at end of period (in thousands)..           8           7        29         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.594  $   11.580  $ 10.684   $ 10.602
Accumulation unit value at end of period..................................  $   11.448  $   11.594  $ 11.580   $ 10.684
Number of accumulation units outstanding at end of period (in thousands)..          11           9         8         18
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.106  $   11.537  $ 10.212   $ 10.018
Accumulation unit value at end of period..................................  $   16.968  $   15.106  $ 11.537   $ 10.212
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   27.324  $   20.900  $ 18.527   $ 18.390
Accumulation unit value at end of period..................................  $   30.646  $   27.324  $ 20.900   $ 18.527
Number of accumulation units outstanding at end of period (in thousands)..           2           2         4          2

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.922  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.955  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.882  $  7.879   $ 10.279  $  10.103
Accumulation unit value at end of period..................................  $  10.896  $  9.882   $  7.879  $  10.279
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.843  $  7.860   $ 10.269  $  10.102
Accumulation unit value at end of period..................................  $  10.836  $  9.843   $  7.860  $  10.269
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.817  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.797  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         15         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.791  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.757  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.740  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.679  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.688  $  7.783   $ 10.230  $  10.099
Accumulation unit value at end of period..................................  $  10.602  $  9.688   $  7.783  $  10.230
Number of accumulation units outstanding at end of period (in thousands)..         36        46          0          -
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-275

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.753  $   11.307   $ 10.043   $  9.989
Accumulation unit value at end of period..................................  $   16.513  $   14.753   $ 11.307   $ 10.043
Number of accumulation units outstanding at end of period (in thousands)..          22          22         23         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.604  $   11.210   $  9.972   $  9.933
Accumulation unit value at end of period..................................  $   16.322  $   14.604   $ 11.210   $  9.972
Number of accumulation units outstanding at end of period (in thousands)..           1           9         41         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.457  $   11.113   $  9.901   $  9.877
Accumulation unit value at end of period..................................  $   16.133  $   14.457   $ 11.113   $  9.901
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   26.545  $   20.426   $ 18.216   $ 18.190
Accumulation unit value at end of period..................................  $   29.594  $   26.545   $ 20.426   $ 18.216
Number of accumulation units outstanding at end of period (in thousands)..          38          36         36         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.263  $   10.986   $  9.807   $  9.803
Accumulation unit value at end of period..................................  $   15.885  $   14.263   $ 10.986   $  9.807
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   26.164  $   20.193   $ 18.062   $ 18.091
Accumulation unit value at end of period..................................  $   29.082  $   26.164   $ 20.193   $ 18.062
Number of accumulation units outstanding at end of period (in thousands)..           7          10          7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.882  $   10.736   $  9.622   $  9.657
Accumulation unit value at end of period..................................  $   15.400  $   13.882   $ 10.736   $  9.622
Number of accumulation units outstanding at end of period (in thousands)..          20          15         23          9
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.286  $   10.103   $  8.938   $  9.188
Accumulation unit value at end of period..................................  $   11.374  $   11.286   $ 10.103   $  8.938
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.242  $   10.078   $  8.929   $ 10.000
Accumulation unit value at end of period..................................  $   11.312  $   11.242   $ 10.078   $  8.929
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-276

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.183  $   10.045  $  8.918   $ 10.000
Accumulation unit value at end of period..................................  $   11.230  $   11.183  $ 10.045   $  8.918
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.138  $   10.020  $  8.909   $ 10.000
Accumulation unit value at end of period..................................  $   11.169  $   11.138  $ 10.020   $  8.909
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.094  $    9.996  $  8.901   $ 10.000
Accumulation unit value at end of period..................................  $   11.108  $   11.094  $  9.996   $  8.901
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.065  $    9.979  $  8.895   $ 10.000
Accumulation unit value at end of period..................................  $   11.068  $   11.065  $  9.979   $  8.895
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.036  $    9.963  $  8.889   $ 10.000
Accumulation unit value at end of period..................................  $   11.028  $   11.036  $  9.963   $  8.889
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.978  $    9.930  $  8.878   $ 10.000
Accumulation unit value at end of period..................................  $   10.948  $   10.978  $  9.930   $  8.878
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.920  $    9.898  $  8.867   $ 10.000
Accumulation unit value at end of period..................................  $   10.868  $   10.920  $  9.898   $  8.867
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.936  $   11.583  $ 10.033   $ 10.201
Accumulation unit value at end of period..................................  $   14.187  $   13.936  $ 11.583   $ 10.033
Number of accumulation units outstanding at end of period (in thousands)..          39          37        37         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   23.775  $   19.792  $ 17.168   $ 17.968
Accumulation unit value at end of period..................................  $   24.168  $   23.775  $ 19.792   $ 17.168
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  15.735  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.968  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-277

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.610  $   11.352  $  9.867   $ 10.347
Accumulation unit value at end of period..................................  $   13.807  $   13.610  $ 11.352   $  9.867
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.473  $   11.255  $  9.797   $ 10.289
Accumulation unit value at end of period..................................  $   13.648  $   13.473  $ 11.255   $  9.797
Number of accumulation units outstanding at end of period (in thousands)..          14          10        10          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.337  $   11.158  $  9.727   $ 10.231
Accumulation unit value at end of period..................................  $   13.490  $   13.337  $ 11.158   $  9.727
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   23.097  $   19.343  $ 16.880   $ 17.773
Accumulation unit value at end of period..................................  $   23.339  $   23.097  $ 19.343   $ 16.880
Number of accumulation units outstanding at end of period (in thousands)..           9           6         6          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.158  $   11.030  $  9.635   $ 10.155
Accumulation unit value at end of period..................................  $   13.282  $   13.158  $ 11.030   $  9.635
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   22.766  $   19.122  $ 16.738   $ 17.676
Accumulation unit value at end of period..................................  $   22.935  $   22.766  $ 19.122   $ 16.738
Number of accumulation units outstanding at end of period (in thousands)..           6           7         6          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.807  $   10.779  $  9.454   $ 10.003
Accumulation unit value at end of period..................................  $   12.876  $   12.807  $ 10.779   $  9.454
Number of accumulation units outstanding at end of period (in thousands)..          34          28        34         25
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.721  $   11.377  $  9.823   $  9.983
Accumulation unit value at end of period..................................  $   14.017  $   13.721  $ 11.377   $  9.823
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.426  $   11.149  $  9.640   $ 10.057
Accumulation unit value at end of period..................................  $   13.694  $   13.426  $ 11.149   $  9.640
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.080  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.347  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.042  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.289  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.005  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.231  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  15.658  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.773  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.955  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.155  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  15.619  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  17.676  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.857  $  6.970   $ 10.796  $  10.000
Accumulation unit value at end of period..................................  $  10.003  $  8.857   $  6.970  $  10.796
Number of accumulation units outstanding at end of period (in thousands)..         17         2          -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.786  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.057  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-278

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.406  $   11.154  $  9.665   $ 10.102
Accumulation unit value at end of period..................................  $   13.646  $   13.406  $ 11.154   $  9.665
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.273  $   11.060  $  9.597   $ 10.047
Accumulation unit value at end of period..................................  $   13.491  $   13.273  $ 11.060   $  9.597
Number of accumulation units outstanding at end of period (in thousands)..           3           5         7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.141  $   10.967  $  9.531   $  9.992
Accumulation unit value at end of period..................................  $   13.337  $   13.141  $ 10.967   $  9.531
Number of accumulation units outstanding at end of period (in thousands)..           1           5         4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.054  $   10.905  $  9.487   $  9.956
Accumulation unit value at end of period..................................  $   13.236  $   13.054  $ 10.905   $  9.487
Number of accumulation units outstanding at end of period (in thousands)..          25          21        22          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.968  $   10.844  $  9.443   $  9.920
Accumulation unit value at end of period..................................  $   13.135  $   12.968  $ 10.844   $  9.443
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.797  $   10.722  $  9.355   $  9.848
Accumulation unit value at end of period..................................  $   12.935  $   12.797  $ 10.722   $  9.355
Number of accumulation units outstanding at end of period (in thousands)..          95          83        93         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.628  $   10.602  $  9.269   $  9.776
Accumulation unit value at end of period..................................  $   12.739  $   12.628  $ 10.602   $  9.269
Number of accumulation units outstanding at end of period (in thousands)..          52          48        60         60
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.087  $   11.934  $  9.450   $ 10.124
Accumulation unit value at end of period..................................  $   18.253  $   16.087  $ 11.934   $  9.450
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   29.035  $   21.573  $ 17.107   $ 18.901
Accumulation unit value at end of period..................................  $   32.896  $   29.035  $ 21.573   $ 17.107
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.844  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.102  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.809  $  5.324   $ 10.047  $  10.135
Accumulation unit value at end of period..................................  $  10.047  $  8.809   $  5.324  $  10.047
Number of accumulation units outstanding at end of period (in thousands)..          1         -         16         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.774  $  7.907   $ 14.944  $  15.088
Accumulation unit value at end of period..................................  $   9.992  $  8.774   $  7.907  $  14.944
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.751  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.956  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.727  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.920  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.681  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.848  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.635  $  7.787   $ 14.805  $  15.000
Accumulation unit value at end of period..................................  $   9.776  $  8.635   $  7.787  $  14.805
Number of accumulation units outstanding at end of period (in thousands)..         70        60          1          4
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-279

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.711  $   11.696  $  9.294   $ 10.289
Accumulation unit value at end of period..................................  $   17.764  $   15.711  $ 11.696   $  9.294
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.552  $   11.596  $  9.228   $ 10.231
Accumulation unit value at end of period..................................  $   17.559  $   15.552  $ 11.596   $  9.228
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.395  $   11.496  $  9.162   $ 10.173
Accumulation unit value at end of period..................................  $   17.356  $   15.395  $ 11.496   $  9.162
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   28.208  $   21.084  $ 16.820   $ 18.696
Accumulation unit value at end of period..................................  $   31.767  $   28.208  $ 21.084   $ 16.820
Number of accumulation units outstanding at end of period (in thousands)..           -           -         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.189  $   11.364  $  9.075   $ 10.097
Accumulation unit value at end of period..................................  $   17.088  $   15.189  $ 11.364   $  9.075
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   27.803  $   20.844  $ 16.678   $ 18.594
Accumulation unit value at end of period..................................  $   31.217  $   27.803  $ 20.844   $ 16.678
Number of accumulation units outstanding at end of period (in thousands)..           -           1         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.784  $   11.106  $  8.904   $  9.947
Accumulation unit value at end of period..................................  $   16.566  $   14.784  $ 11.106   $  8.904
Number of accumulation units outstanding at end of period (in thousands)..           3           4         2          2
THE HARTFORD HEALTHCARE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   19.470  $   13.023  $ 10.859   $ 10.786
Accumulation unit value at end of period..................................  $   24.618  $   19.470  $ 13.023   $ 10.859
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   30.946  $   20.730  $ 17.312   $ 16.083
Accumulation unit value at end of period..................................  $   39.070  $   30.946  $ 20.730   $ 17.312
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD HEALTHCARE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-280

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.015  $   12.763  $ 10.680   $  9.942
Accumulation unit value at end of period..................................  $   23.959  $   19.015  $ 12.763   $ 10.680
Number of accumulation units outstanding at end of period (in thousands)..           -           0         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.823  $   12.653  $ 10.604   $  9.886
Accumulation unit value at end of period..................................  $   23.682  $   18.823  $ 12.653   $ 10.604
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.634  $   12.544  $ 10.529   $  9.830
Accumulation unit value at end of period..................................  $   23.408  $   18.634  $ 12.544   $ 10.529
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   30.064  $   20.260  $ 17.021   $ 15.908
Accumulation unit value at end of period..................................  $   37.730  $   30.064  $ 20.260   $ 17.021
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.383  $   12.401  $ 10.429   $  9.757
Accumulation unit value at end of period..................................  $   23.048  $   18.383  $ 12.401   $ 10.429
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   29.632  $   20.029  $ 16.878   $ 15.821
Accumulation unit value at end of period..................................  $   37.077  $   29.632  $ 20.029   $ 16.878
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.893  $   12.118  $ 10.232   $  9.611
Accumulation unit value at end of period..................................  $   22.344  $   17.893  $ 12.118   $ 10.232
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          1
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.564  $   14.681  $ 13.687   $      -
Accumulation unit value at end of period..................................  $   15.910  $   15.564  $ 14.681   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.866  $   11.210  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   12.112  $   11.866  $ 11.210   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-281

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.201  $   14.388  $ 13.446   $      -
Accumulation unit value at end of period..................................  $   15.484  $   15.201  $ 14.388   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.048  $   14.265  $ 13.344   $      -
Accumulation unit value at end of period..................................  $   15.305  $   15.048  $ 14.265   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.896  $   14.142  $ 13.242   $      -
Accumulation unit value at end of period..................................  $   15.128  $   14.896  $ 14.142   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.727  $   11.145  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   11.898  $   11.727  $ 11.145   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.696  $   13.980  $ 13.108   $      -
Accumulation unit value at end of period..................................  $   14.896  $   14.696  $ 13.980   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.658  $   11.112  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   11.793  $   11.658  $ 11.112   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.305  $   13.663  $ 12.845   $      -
Accumulation unit value at end of period..................................  $   14.441  $   14.305  $ 13.663   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.781  $   14.080  $ 13.244   $ 13.135
Accumulation unit value at end of period..................................  $   12.852  $   12.781  $ 14.080   $ 13.244
Number of accumulation units outstanding at end of period (in thousands)..           5           5        88          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.689  $   13.999  $ 13.188   $ 11.685
Accumulation unit value at end of period..................................  $   12.741  $   12.689  $ 13.999   $ 13.188
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-282

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.567  $   13.893  $ 13.114   $ 11.642
Accumulation unit value at end of period..................................  $   12.593  $   12.567  $ 13.893   $ 13.114
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -         66
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.476  $   13.813  $ 13.059   $ 11.611
Accumulation unit value at end of period..................................  $   12.484  $   12.476  $ 13.813   $ 13.059
Number of accumulation units outstanding at end of period (in thousands)..           -           1         2          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.386  $   13.734  $ 13.004   $ 11.579
Accumulation unit value at end of period..................................  $   12.375  $   12.386  $ 13.734   $ 13.003
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.327  $   13.682  $ 12.967   $ 11.558
Accumulation unit value at end of period..................................  $   12.303  $   12.327  $ 13.682   $ 12.967
Number of accumulation units outstanding at end of period (in thousands)..           2           2         5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.267  $   13.630  $ 12.930   $ 11.537
Accumulation unit value at end of period..................................  $   12.232  $   12.267  $ 13.630   $ 12.930
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.149  $   13.526  $ 12.857   $ 11.495
Accumulation unit value at end of period..................................  $   12.090  $   12.149  $ 13.526   $ 12.857
Number of accumulation units outstanding at end of period (in thousands)..          10           7         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.033  $   13.423  $ 12.785   $ 11.453
Accumulation unit value at end of period..................................  $   11.950  $   12.033  $ 13.423   $ 12.785
Number of accumulation units outstanding at end of period (in thousands)..          11          12        10          8
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.861  $   10.386  $  8.228   $  8.931
Accumulation unit value at end of period..................................  $   12.643  $   13.861  $ 10.386   $  8.228
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.801  $   10.356  $  8.217   $ 10.480
Accumulation unit value at end of period..................................  $   12.569  $   13.801  $ 10.356   $  8.217
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-283

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.721  $   10.317  $  8.203   $ 10.475
Accumulation unit value at end of period..................................  $   12.472  $   13.721  $ 10.317   $  8.203
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.662  $   10.288  $  8.192   $ 10.472
Accumulation unit value at end of period..................................  $   12.399  $   13.662  $ 10.288   $  8.192
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.603  $   10.259  $  8.181   $ 10.469
Accumulation unit value at end of period..................................  $   12.327  $   13.603  $ 10.259   $  8.181
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.564  $   10.240  $  8.174   $ 10.466
Accumulation unit value at end of period..................................  $   12.279  $   13.564  $ 10.240   $  8.174
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.524  $   10.220  $  8.166   $ 10.464
Accumulation unit value at end of period..................................  $   12.232  $   13.524  $ 10.220   $  8.166
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.447  $   10.182  $  8.152   $ 10.460
Accumulation unit value at end of period..................................  $   12.137  $   13.447  $ 10.182   $  8.152
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.369  $   10.143  $  8.137   $ 10.455
Accumulation unit value at end of period..................................  $   12.043  $   13.369  $ 10.143   $  8.137
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.465  $   10.804  $  8.689   $  8.799
Accumulation unit value at end of period..................................  $   15.582  $   14.465  $ 10.804   $  8.689
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.402  $   10.774  $  8.678   $ 10.355
Accumulation unit value at end of period..................................  $   15.492  $   14.402  $ 10.774   $  8.678
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-284

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.319  $   10.733  $  8.662   $ 10.351
Accumulation unit value at end of period..................................  $   15.372  $   14.319  $ 10.733   $  8.662
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.257  $   10.703  $  8.651   $ 10.348
Accumulation unit value at end of period..................................  $   15.282  $   14.257  $ 10.703   $  8.651
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.196  $   10.672  $  8.639   $ 10.344
Accumulation unit value at end of period..................................  $   15.193  $   14.196  $ 10.672   $  8.639
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.155  $   10.652  $  8.632   $ 10.342
Accumulation unit value at end of period..................................  $   15.134  $   14.155  $ 10.652   $  8.632
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.114  $   10.632  $  8.624   $ 10.340
Accumulation unit value at end of period..................................  $   15.076  $   14.114  $ 10.632   $  8.624
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.033  $   10.592  $  8.609   $ 10.336
Accumulation unit value at end of period..................................  $   14.959  $   14.033  $ 10.592   $  8.609
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.952  $   10.552  $  8.593   $ 10.331
Accumulation unit value at end of period..................................  $   14.843  $   13.952  $ 10.552   $  8.593
Number of accumulation units outstanding at end of period (in thousands)..           1           2         0          -
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.793  $   11.005  $  9.556   $  9.985
Accumulation unit value at end of period..................................  $   16.815  $   15.793  $ 11.005   $  9.556
Number of accumulation units outstanding at end of period (in thousands)..          44          42        36         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   31.996  $   22.329  $ 19.419   $ 20.389
Accumulation unit value at end of period..................................  $   34.016  $   31.996  $ 22.329   $ 19.419
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-285

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.424  $   10.785  $  9.399   $  9.888
Accumulation unit value at end of period..................................  $   16.365  $   15.424  $ 10.785   $  9.398
Number of accumulation units outstanding at end of period (in thousands)..           7           7         4         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.268  $   10.693  $  9.332   $  9.832
Accumulation unit value at end of period..................................  $   16.176  $   15.268  $ 10.693   $  9.332
Number of accumulation units outstanding at end of period (in thousands)..           5           4         4         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.114  $   10.601  $  9.265   $  9.777
Accumulation unit value at end of period..................................  $   15.989  $   15.114  $ 10.601   $  9.265
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   31.084  $   21.823  $ 19.093   $ 20.168
Accumulation unit value at end of period..................................  $   32.848  $   31.084  $ 21.823   $ 19.093
Number of accumulation units outstanding at end of period (in thousands)..           7           7         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.911  $   10.479  $  9.178   $  9.704
Accumulation unit value at end of period..................................  $   15.742  $   14.911  $ 10.479   $  9.177
Number of accumulation units outstanding at end of period (in thousands)..           -           -         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   30.637  $   21.574  $ 18.932   $ 20.058
Accumulation unit value at end of period..................................  $   32.280  $   30.637  $ 21.574   $ 18.932
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.514  $   10.241  $  9.004   $  9.559
Accumulation unit value at end of period..................................  $   15.261  $   14.514  $ 10.241   $  9.004
Number of accumulation units outstanding at end of period (in thousands)..          11           9         8          8
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.049  $   13.308  $ 12.418   $ 12.301
Accumulation unit value at end of period..................................  $   13.748  $   13.049  $ 13.308   $ 12.418
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.388  $   13.674  $ 12.779   $ 12.042
Accumulation unit value at end of period..................................  $   14.084  $   13.388  $ 13.674   $ 12.779
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-286

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.745  $   13.043  $ 12.214   $ 11.532
Accumulation unit value at end of period..................................  $   13.381  $   12.745  $ 13.043   $ 12.213
Number of accumulation units outstanding at end of period (in thousands)..           3           2         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.616  $   12.931  $ 12.127   $ 11.468
Accumulation unit value at end of period..................................  $   13.226  $   12.616  $ 12.931   $ 12.127
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.489  $   12.820  $ 12.041   $ 11.403
Accumulation unit value at end of period..................................  $   13.073  $   12.489  $ 12.820   $ 12.041
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.006  $   13.363  $ 12.564   $ 11.911
Accumulation unit value at end of period..................................  $   13.600  $   13.006  $ 13.363   $ 12.564
Number of accumulation units outstanding at end of period (in thousands)..           7           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.322  $   12.673  $ 11.927   $ 11.318
Accumulation unit value at end of period..................................  $   12.872  $   12.322  $ 12.673   $ 11.927
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.819  $   13.211  $ 12.458   $ 11.846
Accumulation unit value at end of period..................................  $   13.365  $   12.819  $ 13.211   $ 12.458
Number of accumulation units outstanding at end of period (in thousands)..           2           6         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.994  $   12.385  $ 11.702   $ 11.149
Accumulation unit value at end of period..................................  $   12.479  $   11.994  $ 12.385   $ 11.702
Number of accumulation units outstanding at end of period (in thousands)..           4           4         7          3
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.237  $   13.446  $ 12.520   $ 12.396
Accumulation unit value at end of period..................................  $   13.987  $   13.237  $ 13.446   $ 12.520
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.375  $   12.590  $ 11.741   $ 11.020
Accumulation unit value at end of period..................................  $   13.057  $   12.375  $ 12.590   $ 11.740
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.312  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.020  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-287

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.932  $   13.183  $ 12.318   $ 11.586
Accumulation unit value at end of period..................................  $   13.618  $   12.932  $ 13.183   $ 12.318
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.804  $   13.072  $ 12.233   $ 11.523
Accumulation unit value at end of period..................................  $   13.463  $   12.804  $ 13.072   $ 12.233
Number of accumulation units outstanding at end of period (in thousands)..           1           0         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.677  $   12.962  $ 12.148   $ 11.460
Accumulation unit value at end of period..................................  $   13.309  $   12.677  $ 12.962   $ 12.148
Number of accumulation units outstanding at end of period (in thousands)..           1           1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.593  $   12.889  $ 12.092   $ 11.418
Accumulation unit value at end of period..................................  $   13.208  $   12.593  $ 12.889   $ 12.092
Number of accumulation units outstanding at end of period (in thousands)..           2           2         4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.510  $   12.816  $ 12.036   $ 11.377
Accumulation unit value at end of period..................................  $   13.108  $   12.510  $ 12.816   $ 12.036
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.345  $   12.672  $ 11.924   $ 11.294
Accumulation unit value at end of period..................................  $   12.909  $   12.345  $ 12.672   $ 11.924
Number of accumulation units outstanding at end of period (in thousands)..           8           7        10          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.182  $   12.530  $ 11.814   $ 11.212
Accumulation unit value at end of period..................................  $   12.713  $   12.182  $ 12.530   $ 11.814
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          1
THORNBURG CORE GROWTH FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.863  $    9.731  $  8.019   $  7.770
Accumulation unit value at end of period..................................  $   13.863  $   13.863  $  9.731   $  8.019
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.053  $   11.286  $  9.314   $  9.209
Accumulation unit value at end of period..................................  $   16.029  $   16.053  $ 11.286   $  9.314
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.862  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.586  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.820  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.523  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.777  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.460  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.748  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.418  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.720  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.377  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.663  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.294  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.607  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.212  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
THORNBURG CORE GROWTH FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.400  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.209  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-288

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.625  $    9.598  $  7.937   $  7.864
Accumulation unit value at end of period..................................  $   13.578  $   13.625  $  9.598   $  7.937
Number of accumulation units outstanding at end of period (in thousands)..           3          36        28         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.685  $   10.360  $  8.580   $  8.514
Accumulation unit value at end of period..................................  $   14.612  $   14.685  $ 10.360   $  8.580
Number of accumulation units outstanding at end of period (in thousands)..           7           9        19         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.644  $   12.466  $ 10.339   $ 10.275
Accumulation unit value at end of period..................................  $   17.529  $   17.644  $ 12.466   $ 10.339
Number of accumulation units outstanding at end of period (in thousands)..          21          27        15          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.193  $    9.331  $  7.746   $  7.706
Accumulation unit value at end of period..................................  $   13.094  $   13.193  $  9.331   $  7.746
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.379  $   12.304  $ 10.225   $ 10.182
Accumulation unit value at end of period..................................  $   17.232  $   17.379  $ 12.304   $ 10.225
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.934  $    9.175  $  7.640   $  7.623
Accumulation unit value at end of period..................................  $   12.799  $   12.934  $  9.175   $  7.640
Number of accumulation units outstanding at end of period (in thousands)..          20          20        16         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.862  $   11.986  $ 10.001   $  9.998
Accumulation unit value at end of period..................................  $   16.653  $   16.862  $ 11.986   $ 10.001
Number of accumulation units outstanding at end of period (in thousands)..          10          10        18         17
THORNBURG CORE GROWTH FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   32.488  $   22.784  $ 18.756   $ 18.164
Accumulation unit value at end of period..................................  $   32.524  $   32.488  $ 22.784   $ 18.756
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   32.254  $   22.654  $ 18.677   $ 18.445
Accumulation unit value at end of period..................................  $   32.241  $   32.254  $ 22.654   $ 18.677
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.187  $  4.961   $ 10.160  $  10.221
Accumulation unit value at end of period..................................  $   7.864  $  7.187   $  4.961  $  10.160
Number of accumulation units outstanding at end of period (in thousands)..         25        23         18          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.793  $  5.387   $ 11.050  $  11.125
Accumulation unit value at end of period..................................  $   8.514  $  7.793   $  5.387  $  11.050
Number of accumulation units outstanding at end of period (in thousands)..         29        25         18         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.419  $  6.521   $ 13.396  $  13.499
Accumulation unit value at end of period..................................  $  10.275  $  9.419   $  6.521  $  13.396
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.071  $  4.900   $ 10.077  $  10.160
Accumulation unit value at end of period..................................  $   7.706  $  7.071   $  4.900  $  10.077
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.352  $  6.488   $ 13.354  $  13.473
Accumulation unit value at end of period..................................  $  10.182  $  9.352   $  6.488  $  13.354
Number of accumulation units outstanding at end of period (in thousands)..         13         9          9          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.016  $  4.877   $ 10.058  $  10.159
Accumulation unit value at end of period..................................  $   7.623  $  7.016   $  4.877  $  10.058
Number of accumulation units outstanding at end of period (in thousands)..         18        17          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.221  $  6.422   $ 13.272  $  13.421
Accumulation unit value at end of period..................................  $   9.998  $  9.221   $  6.422  $  13.272
Number of accumulation units outstanding at end of period (in thousands)..         16        24         20         14
THORNBURG CORE GROWTH FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-289

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   31.945  $   22.482  $ 18.572   $ 18.378
Accumulation unit value at end of period..................................  $   31.868  $   31.945  $ 22.482   $ 18.572
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   31.715  $   22.353  $ 18.493   $ 18.327
Accumulation unit value at end of period..................................  $   31.591  $   31.715  $ 22.353   $ 18.493
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   31.486  $   22.225  $ 18.415   $ 18.277
Accumulation unit value at end of period..................................  $   31.316  $   31.486  $ 22.225   $ 18.415
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   31.335  $   22.141  $ 18.363   $ 18.244
Accumulation unit value at end of period..................................  $   31.134  $   31.335  $ 22.141   $ 18.363
Number of accumulation units outstanding at end of period (in thousands)..           4           5         4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   31.184  $   22.056  $ 18.311   $ 18.211
Accumulation unit value at end of period..................................  $   30.954  $   31.184  $ 22.056   $ 18.311
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   30.885  $   21.888  $ 18.208   $ 18.145
Accumulation unit value at end of period..................................  $   30.595  $   30.885  $ 21.888   $ 18.208
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   30.589  $   21.721  $ 18.106   $ 18.079
Accumulation unit value at end of period..................................  $   30.241  $   30.589  $ 21.721   $ 18.106
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.296  $    9.815  $  8.521   $  9.056
Accumulation unit value at end of period..................................  $   10.612  $   11.296  $  9.815   $  8.521
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.459  $    9.101  $  7.913   $  9.158
Accumulation unit value at end of period..................................  $    9.810  $   10.459  $  9.101   $  7.913
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.074  $  6.162   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   9.158  $  8.074   $  6.162  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-290

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    9.497  $    8.280  $  7.214   $  8.366
Accumulation unit value at end of period..................................  $    8.890  $    9.497  $  8.280   $  7.214
Number of accumulation units outstanding at end of period (in thousands)..          25          52        32         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.929  $    9.543  $  8.327   $  9.671
Accumulation unit value at end of period..................................  $   10.216  $   10.929  $  9.543   $  8.327
Number of accumulation units outstanding at end of period (in thousands)..         102          80       126        130
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.860  $   12.995  $ 11.356   $ 13.209
Accumulation unit value at end of period..................................  $   13.869  $   14.860  $ 12.995   $ 11.356
Number of accumulation units outstanding at end of period (in thousands)..          22          26        43         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.750  $    9.411  $  8.232   $  9.584
Accumulation unit value at end of period..................................  $   10.023  $   10.750  $  9.411   $  8.232
Number of accumulation units outstanding at end of period (in thousands)..          16          15        43         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.637  $   12.826  $ 11.231   $ 13.089
Accumulation unit value at end of period..................................  $   13.634  $   14.637  $ 12.826   $ 11.231
Number of accumulation units outstanding at end of period (in thousands)..          20          18        19         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.539  $    9.253  $  8.119   $  9.481
Accumulation unit value at end of period..................................  $    9.797  $   10.539  $  9.253   $  8.119
Number of accumulation units outstanding at end of period (in thousands)..          32          18        22         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.202  $   12.494  $ 10.984   $ 12.853
Accumulation unit value at end of period..................................  $   13.176  $   14.202  $ 12.494   $ 10.984
Number of accumulation units outstanding at end of period (in thousands)..          36          46        53         57
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.510  $   18.656  $ 16.166   $ 17.177
Accumulation unit value at end of period..................................  $   20.245  $   21.510  $ 18.656   $ 16.166
Number of accumulation units outstanding at end of period (in thousands)..           4           4         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   21.355  $   18.549  $ 16.098   $ 18.587
Accumulation unit value at end of period..................................  $   20.069  $   21.355  $ 18.549   $ 16.098
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.390  $  5.652   $  9.770  $  10.000
Accumulation unit value at end of period..................................  $   8.366  $  7.390   $  5.652  $   9.770
Number of accumulation units outstanding at end of period (in thousands)..         35        32         27          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.556  $  6.553   $ 11.345  $  10.170
Accumulation unit value at end of period..................................  $   9.671  $  8.556   $  6.553  $  11.345
Number of accumulation units outstanding at end of period (in thousands)..         56        35         16          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.703  $  8.977   $ 15.565  $  13.965
Accumulation unit value at end of period..................................  $  13.209  $ 11.703   $  8.977  $  15.565
Number of accumulation units outstanding at end of period (in thousands)..         11        10          8          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.500  $  6.527   $ 11.328  $  10.170
Accumulation unit value at end of period..................................  $   9.584  $  8.500   $  6.527  $  11.328
Number of accumulation units outstanding at end of period (in thousands)..         76        43         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.620  $  8.931   $ 15.517  $  13.938
Accumulation unit value at end of period..................................  $  13.089  $ 11.620   $  8.931  $  15.517
Number of accumulation units outstanding at end of period (in thousands)..         36        29          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.434  $  6.495   $ 11.307  $  10.169
Accumulation unit value at end of period..................................  $   9.481  $  8.434   $  6.495  $  11.307
Number of accumulation units outstanding at end of period (in thousands)..         36        15          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.456  $  8.841   $ 15.421  $  13.884
Accumulation unit value at end of period..................................  $  12.853  $ 11.456   $  8.841  $  15.421
Number of accumulation units outstanding at end of period (in thousands)..         47        63         17         17
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  16.358  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  18.587  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-291

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   21.150  $   18.408  $ 16.007   $ 18.520
Accumulation unit value at end of period..................................  $   19.837  $   21.150  $ 18.408   $ 16.007
Number of accumulation units outstanding at end of period (in thousands)..           -          17        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   20.998  $   18.303  $ 15.939   $ 18.469
Accumulation unit value at end of period..................................  $   19.664  $   20.998  $ 18.303   $ 15.939
Number of accumulation units outstanding at end of period (in thousands)..          12          33        38         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.847  $   18.198  $ 15.872   $ 18.419
Accumulation unit value at end of period..................................  $   19.493  $   20.847  $ 18.198   $ 15.872
Number of accumulation units outstanding at end of period (in thousands)..           -           3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   20.746  $   18.129  $ 15.827   $ 18.385
Accumulation unit value at end of period..................................  $   19.380  $   20.746  $ 18.129   $ 15.827
Number of accumulation units outstanding at end of period (in thousands)..           9           6         5          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   20.646  $   18.059  $ 15.782   $ 18.351
Accumulation unit value at end of period..................................  $   19.268  $   20.646  $ 18.059   $ 15.782
Number of accumulation units outstanding at end of period (in thousands)..           2           2         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   20.448  $   17.922  $ 15.694   $ 18.285
Accumulation unit value at end of period..................................  $   19.045  $   20.448  $ 17.922   $ 15.694
Number of accumulation units outstanding at end of period (in thousands)..          13          15         8          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.252  $   17.785  $ 15.605   $ 18.218
Accumulation unit value at end of period..................................  $   18.824  $   20.252  $ 17.785   $ 15.605
Number of accumulation units outstanding at end of period (in thousands)..          19          19        22         19
THORNBURG VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.002  $    8.600  $  7.772   $  8.213
Accumulation unit value at end of period..................................  $   13.384  $   12.002  $  8.600   $  7.772
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.412  $    9.625  $  8.711   $ 10.086
Accumulation unit value at end of period..................................  $   14.934  $   13.412  $  9.625   $  8.711
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  16.331  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  18.520  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  16.310  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  18.469  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         26         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  16.290  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  18.419  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  16.277  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  18.385  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  16.264  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  18.351  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  16.237  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  18.285  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  16.210  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  18.218  $ 16.210   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          6         3          -          -
THORNBURG VALUE FUND -- CLASS R3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.255  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.086  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-292

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.969  $    8.606  $  7.805   $  9.054
Accumulation unit value at end of period..................................  $   13.300  $   11.969  $  8.606   $  7.805
Number of accumulation units outstanding at end of period (in thousands)..           6           7         3          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.612  $    8.362  $  7.595   $  8.824
Accumulation unit value at end of period..................................  $   12.884  $   11.612  $  8.362   $  7.595
Number of accumulation units outstanding at end of period (in thousands)..           6           5         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.297  $   11.032  $ 10.035   $ 11.677
Accumulation unit value at end of period..................................  $   16.948  $   15.297  $ 11.032   $ 10.035
Number of accumulation units outstanding at end of period (in thousands)..          14          14        12         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.422  $    8.246  $  7.508   $  8.745
Accumulation unit value at end of period..................................  $   12.642  $   11.422  $  8.246   $  7.508
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.068  $   10.889  $  9.924   $ 11.571
Accumulation unit value at end of period..................................  $   16.661  $   15.068  $ 10.889   $  9.924
Number of accumulation units outstanding at end of period (in thousands)..           3           1         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.198  $    8.108  $  7.405   $  8.651
Accumulation unit value at end of period..................................  $   12.356  $   11.198  $  8.108   $  7.405
Number of accumulation units outstanding at end of period (in thousands)..           5           8         5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.620  $   10.607  $  9.706   $ 11.362
Accumulation unit value at end of period..................................  $   16.101  $   14.620  $ 10.607   $  9.706
Number of accumulation units outstanding at end of period (in thousands)..          11          11        17         15
THORNBURG VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   27.486  $   19.677  $ 17.759   $ 18.767
Accumulation unit value at end of period..................................  $   30.679  $   27.486  $ 19.677   $ 17.759
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   27.288  $   19.564  $ 17.684   $ 20.458
Accumulation unit value at end of period..................................  $   30.413  $   27.288  $ 19.564   $ 17.684
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.326  $  5.757   $  9.888  $  10.329
Accumulation unit value at end of period..................................  $   9.054  $  8.326   $  5.757  $   9.888
Number of accumulation units outstanding at end of period (in thousands)..          9        10          9          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.126  $  5.628   $  9.680  $  10.120
Accumulation unit value at end of period..................................  $   8.824  $  8.126   $  5.628  $   9.680
Number of accumulation units outstanding at end of period (in thousands)..          5         4          4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.769  $  7.469   $ 12.868  $  13.464
Accumulation unit value at end of period..................................  $  11.677  $ 10.769   $  7.469  $  12.868
Number of accumulation units outstanding at end of period (in thousands)..          3         3          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.073  $  5.605   $  9.666  $  10.120
Accumulation unit value at end of period..................................  $   8.745  $  8.073   $  5.605  $   9.666
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.693  $  7.431   $ 12.828  $  13.438
Accumulation unit value at end of period..................................  $  11.571  $ 10.693   $  7.431  $  12.828
Number of accumulation units outstanding at end of period (in thousands)..         13        11          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.010  $  5.578   $  9.648  $  10.119
Accumulation unit value at end of period..................................  $   8.651  $  8.010   $  5.578  $   9.648
Number of accumulation units outstanding at end of period (in thousands)..          8         6          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.542  $  7.356   $ 12.749  $  13.386
Accumulation unit value at end of period..................................  $  11.362  $ 10.542   $  7.356  $  12.749
Number of accumulation units outstanding at end of period (in thousands)..         18        20         13          2
THORNBURG VALUE FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-293

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   27.026  $   19.415  $ 17.585   $ 20.384
Accumulation unit value at end of period..................................  $   30.061  $   27.026  $ 19.415   $ 17.585
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   26.831  $   19.304  $ 17.511   $ 20.328
Accumulation unit value at end of period..................................  $   29.799  $   26.831  $ 19.304   $ 17.510
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   26.638  $   19.194  $ 17.437   $ 20.272
Accumulation unit value at end of period..................................  $   29.540  $   26.638  $ 19.194   $ 17.436
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   26.509  $   19.121  $ 17.387   $ 20.236
Accumulation unit value at end of period..................................  $   29.369  $   26.509  $ 19.121   $ 17.387
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   26.382  $   19.048  $ 17.338   $ 20.199
Accumulation unit value at end of period..................................  $   29.198  $   26.382  $ 19.048   $ 17.338
Number of accumulation units outstanding at end of period (in thousands)..          19          18        18         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   26.129  $   18.903  $ 17.241   $ 20.125
Accumulation unit value at end of period..................................  $   28.860  $   26.129  $ 18.903   $ 17.241
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   25.878  $   18.759  $ 17.144   $ 20.052
Accumulation unit value at end of period..................................  $   28.526  $   25.878  $ 18.759   $ 17.144
Number of accumulation units outstanding at end of period (in thousands)..           2           3         3          2
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.101  $   10.368  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.678  $   10.101  $ 10.368   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.071  $   10.353  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.631  $   10.071  $ 10.353   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-294

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.032  $   10.333  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.568  $   10.032  $ 10.333   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.002  $   10.318  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.521  $   10.002  $ 10.318   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $    9.973  $   10.304  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.474  $    9.973  $ 10.304   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.953  $   10.294  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.443  $    9.953  $ 10.294   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $    9.933  $   10.284  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.412  $    9.933  $ 10.284   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.894  $   10.264  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.350  $    9.894  $ 10.264   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.856  $   10.244  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   10.289  $    9.856  $ 10.244   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.962  $   11.238  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.789  $   14.962  $ 11.238   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.918  $   11.221  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.715  $   14.918  $ 11.221   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-295

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.860  $   11.200  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.616  $   14.860  $ 11.200   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.816  $   11.183  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.542  $   14.816  $ 11.183   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.772  $   11.167  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.469  $   14.772  $ 11.167   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.743  $   11.156  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.420  $   14.743  $ 11.156   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.714  $   11.146  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.371  $   14.714  $ 11.146   $      -
Number of accumulation units outstanding at end of period (in thousands)..           4           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.657  $   11.124  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.275  $   14.657  $ 11.124   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.599  $   11.103  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.178  $   14.599  $ 11.103   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.848  $   11.162  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.739  $   14.848  $ 11.162   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.804  $   11.145  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.664  $   14.804  $ 11.145   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-296

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.746  $   11.124  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.566  $   14.746  $ 11.124   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.703  $   11.108  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.492  $   14.703  $ 11.108   $      -
Number of accumulation units outstanding at end of period (in thousands)..           3           2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.660  $   11.092  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.419  $   14.660  $ 11.092   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.631  $   11.081  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.370  $   14.631  $ 11.081   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.602  $   11.070  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.322  $   14.602  $ 11.070   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.545  $   11.049  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.225  $   14.545  $ 11.049   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.488  $   11.027  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.129  $   14.488  $ 11.027   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.923  $   11.303  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.878  $   14.923  $ 11.303   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.879  $   11.287  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.803  $   14.879  $ 11.287   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-297

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.821  $   11.265  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.704  $   14.821  $ 11.265   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.777  $   11.249  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.630  $   14.777  $ 11.249   $      -
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.734  $   11.232  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.556  $   14.734  $ 11.232   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.705  $   11.221  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.507  $   14.705  $ 11.221   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.676  $   11.211  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.458  $   14.676  $ 11.211   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.618  $   11.189  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.361  $   14.618  $ 11.189   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.561  $   11.167  $ 10.000   $      -
Accumulation unit value at end of period..................................  $   16.264  $   14.561  $ 11.167   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           0         -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.117  $   13.735  $ 12.135   $ 12.171
Accumulation unit value at end of period..................................  $   20.121  $   18.117  $ 13.735   $ 12.135
Number of accumulation units outstanding at end of period (in thousands)..           2           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.013  $   13.677  $ 12.101   $ 12.028
Accumulation unit value at end of period..................................  $   19.976  $   18.013  $ 13.677   $ 12.101
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-298

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.875  $   13.599  $ 12.056   $ 12.008
Accumulation unit value at end of period..................................  $   19.783  $   17.875  $ 13.599   $ 12.056
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.772  $   13.541  $ 12.023   $ 11.993
Accumulation unit value at end of period..................................  $   19.640  $   17.772  $ 13.541   $ 12.023
Number of accumulation units outstanding at end of period (in thousands)..           -           2         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.670  $   13.484  $ 11.990   $ 11.977
Accumulation unit value at end of period..................................  $   19.498  $   17.670  $ 13.484   $ 11.990
Number of accumulation units outstanding at end of period (in thousands)..           2           3         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.602  $   13.445  $ 11.968   $ 11.967
Accumulation unit value at end of period..................................  $   19.404  $   17.602  $ 13.445   $ 11.968
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.535  $   13.407  $ 11.946   $ 11.957
Accumulation unit value at end of period..................................  $   19.310  $   17.535  $ 13.407   $ 11.946
Number of accumulation units outstanding at end of period (in thousands)..           -           2         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.400  $   13.331  $ 11.902   $ 11.937
Accumulation unit value at end of period..................................  $   19.124  $   17.400  $ 13.331   $ 11.902
Number of accumulation units outstanding at end of period (in thousands)..           7           5         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.267  $   13.255  $ 11.858   $ 11.917
Accumulation unit value at end of period..................................  $   18.939  $   17.267  $ 13.255   $ 11.858
Number of accumulation units outstanding at end of period (in thousands)..           1           2         2          1
UBS DYNAMIC ALPHA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.180  $   17.189  $ 15.080   $ 15.255
Accumulation unit value at end of period..................................  $   18.756  $   18.180  $ 17.189   $ 15.080
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   18.049  $   17.091  $ 15.017   $ 15.288
Accumulation unit value at end of period..................................  $   18.593  $   18.049  $ 17.091   $ 15.017
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
UBS DYNAMIC ALPHA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-299

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.876  $   16.961  $ 14.932   $ 15.232
Accumulation unit value at end of period..................................  $   18.378  $   17.876  $ 16.961   $ 14.932
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   17.747  $   16.864  $ 14.869   $ 15.191
Accumulation unit value at end of period..................................  $   18.218  $   17.747  $ 16.864   $ 14.869
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.619  $   16.767  $ 14.806   $ 15.149
Accumulation unit value at end of period..................................  $   18.060  $   17.619  $ 16.767   $ 14.806
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   17.534  $   16.703  $ 14.764   $ 15.122
Accumulation unit value at end of period..................................  $   17.955  $   17.534  $ 16.703   $ 14.764
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.450  $   16.640  $ 14.723   $ 15.094
Accumulation unit value at end of period..................................  $   17.851  $   17.450  $ 16.640   $ 14.723
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.283  $   16.513  $ 14.640   $ 15.039
Accumulation unit value at end of period..................................  $   17.644  $   17.283  $ 16.513   $ 14.640
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.117  $   16.387  $ 14.557   $ 14.985
Accumulation unit value at end of period..................................  $   17.440  $   17.117  $ 16.387   $ 14.557
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.984  $    9.958  $  8.862   $  9.092
Accumulation unit value at end of period..................................  $   11.664  $   10.984  $  9.958   $  8.862
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.240  $   10.206  $  9.097   $  9.870
Accumulation unit value at end of period..................................  $   11.918  $   11.240  $ 10.206   $  9.096
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.837  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.870  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-300

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.114  $   10.111  $  9.030   $  9.817
Accumulation unit value at end of period..................................  $   11.760  $   11.114  $ 10.111   $  9.030
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.627  $    9.683  $  8.660   $  9.430
Accumulation unit value at end of period..................................  $   11.229  $   10.627  $  9.683   $  8.660
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.551  $   11.453  $ 10.259   $ 11.187
Accumulation unit value at end of period..................................  $   13.242  $   12.551  $ 11.453   $ 10.259
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.748  $    9.817  $  8.803   $  9.609
Accumulation unit value at end of period..................................  $   11.328  $   10.748  $  9.817   $  8.803
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.363  $   11.304  $ 10.146   $ 11.086
Accumulation unit value at end of period..................................  $   13.017  $   12.363  $ 11.304   $ 10.146
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.248  $    9.389  $  8.444   $  9.244
Accumulation unit value at end of period..................................  $   10.768  $   10.248  $  9.389   $  8.444
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.995  $   11.012  $  9.923   $ 10.886
Accumulation unit value at end of period..................................  $   12.579  $   11.995  $ 11.012   $  9.923
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
UBS U.S. ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.464  $   10.242  $  9.107   $  9.188
Accumulation unit value at end of period..................................  $   13.669  $   12.464  $ 10.242   $  9.107
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.424  $   11.047  $  9.838   $  9.819
Accumulation unit value at end of period..................................  $   14.699  $   13.424  $ 11.047   $  9.838
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.808  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.817  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.473  $  6.294   $  9.904  $  10.032
Accumulation unit value at end of period..................................  $   9.430  $  8.473   $  6.294  $   9.904
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.067  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.187  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.655  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.609  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.996  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.086  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.352  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.244  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.855  $  7.376   $ 11.694  $  11.897
Accumulation unit value at end of period..................................  $  10.886  $  9.855   $  7.376  $  11.694
Number of accumulation units outstanding at end of period (in thousands)..          0         0          0          -
UBS U.S. ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.469  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.819  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-301

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.273  $   10.944  $  9.766   $  9.767
Accumulation unit value at end of period..................................  $   14.505  $   13.273  $ 10.944   $  9.766
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.059  $    9.958  $  8.899   $  8.914
Accumulation unit value at end of period..................................  $   13.159  $   12.059  $  9.958   $  8.899
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.248  $   11.783  $ 10.546   $ 10.579
Accumulation unit value at end of period..................................  $   15.524  $   14.248  $ 11.783   $ 10.546
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.862  $    9.820  $  8.797   $  8.834
Accumulation unit value at end of period..................................  $   12.911  $   11.862  $  9.820   $  8.797
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.034  $   11.630  $ 10.430   $ 10.483
Accumulation unit value at end of period..................................  $   15.260  $   14.034  $ 11.630   $ 10.430
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.629  $    9.656  $  8.677   $  8.739
Accumulation unit value at end of period..................................  $   12.619  $   11.629  $  9.656   $  8.677
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.617  $   11.329  $ 10.201   $ 10.294
Accumulation unit value at end of period..................................  $   14.747  $   13.617  $ 11.329   $ 10.200
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.068  $   13.438  $ 11.540   $ 11.457
Accumulation unit value at end of period..................................  $   19.897  $   18.068  $ 13.438   $ 11.540
Number of accumulation units outstanding at end of period (in thousands)..          25          30        31         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.784  $   10.267  $  8.831   $  9.466
Accumulation unit value at end of period..................................  $   15.157  $   13.784  $ 10.267   $  8.831
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.441  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.767  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.716  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.914  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.171  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.579  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.665  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.834  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.106  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.483  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.606  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.739  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.977  $  6.878   $ 11.295  $  11.901
Accumulation unit value at end of period..................................  $  10.294  $  8.977   $  6.878  $  11.295
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.408  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.466  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-302

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.211  $   14.338  $ 12.356   $ 13.272
Accumulation unit value at end of period..................................  $   21.082  $   19.211  $ 14.338   $ 12.356
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.937  $   14.154  $ 12.216   $ 13.141
Accumulation unit value at end of period..................................  $   20.750  $   18.937  $ 14.154   $ 12.216
Number of accumulation units outstanding at end of period (in thousands)..           5           6        17         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.666  $   13.973  $ 12.078   $ 13.012
Accumulation unit value at end of period..................................  $   20.423  $   18.666  $ 13.973   $ 12.078
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.799  $    9.591  $  8.298   $  8.949
Accumulation unit value at end of period..................................  $   13.990  $   12.799  $  9.591   $  8.298
Number of accumulation units outstanding at end of period (in thousands)..          11          10         8         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.311  $   13.735  $ 11.896   $ 12.842
Accumulation unit value at end of period..................................  $   19.995  $   18.311  $ 13.735   $ 11.896
Number of accumulation units outstanding at end of period (in thousands)..          17          16        14         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.548  $    9.431  $  8.184   $  8.853
Accumulation unit value at end of period..................................  $   13.674  $   12.548  $  9.431   $  8.184
Number of accumulation units outstanding at end of period (in thousands)..           2           4         6          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.622  $   13.271  $ 11.540   $ 12.507
Accumulation unit value at end of period..................................  $   19.165  $   17.622  $ 13.271   $ 11.540
Number of accumulation units outstanding at end of period (in thousands)..          12          12        15         19
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   31.372  $   23.337  $ 20.814   $ 20.602
Accumulation unit value at end of period..................................  $   35.105  $   31.372  $ 23.337   $ 20.814
Number of accumulation units outstanding at end of period (in thousands)..          18          16        17          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   31.146  $   23.204  $ 20.726   $ 20.736
Accumulation unit value at end of period..................................  $   34.800  $   31.146  $ 23.204   $ 20.726
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  11.812  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  13.272  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  11.713  $  9.295   $ 14.753  $  13.433
Accumulation unit value at end of period..................................  $  13.141  $ 11.713   $  9.295  $  14.753
Number of accumulation units outstanding at end of period (in thousands)..         10         7          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.615  $  9.231   $ 14.674  $  13.381
Accumulation unit value at end of period..................................  $  13.012  $ 11.615   $  9.231  $  14.674
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.997  $  6.361   $ 10.122  $  10.070
Accumulation unit value at end of period..................................  $   8.949  $  7.997   $  6.361  $  10.122
Number of accumulation units outstanding at end of period (in thousands)..         12         3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.486  $  9.147   $ 14.568  $  13.312
Accumulation unit value at end of period..................................  $  12.842  $ 11.486   $  9.147  $  14.568
Number of accumulation units outstanding at end of period (in thousands)..         16        13         11          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.934  $  6.331   $ 10.104  $  10.069
Accumulation unit value at end of period..................................  $   8.853  $  7.934   $  6.331  $  10.104
Number of accumulation units outstanding at end of period (in thousands)..          4         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.232  $  8.980   $ 14.361  $  13.175
Accumulation unit value at end of period..................................  $  12.507  $ 11.232   $  8.980  $  14.361
Number of accumulation units outstanding at end of period (in thousands)..         16        16          4          1
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-303

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   30.847  $   23.027  $ 20.609   $ 20.661
Accumulation unit value at end of period..................................  $   34.397  $   30.847  $ 23.027   $ 20.609
Number of accumulation units outstanding at end of period (in thousands)..          30           1         0         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   30.625  $   22.896  $ 20.522   $ 20.604
Accumulation unit value at end of period..................................  $   34.098  $   30.625  $ 22.896   $ 20.522
Number of accumulation units outstanding at end of period (in thousands)..          11           5         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   30.404  $   22.765  $ 20.436   $ 20.548
Accumulation unit value at end of period..................................  $   33.801  $   30.404  $ 22.765   $ 20.436
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   30.258  $   22.678  $ 20.378   $ 20.511
Accumulation unit value at end of period..................................  $   33.605  $   30.258  $ 22.678   $ 20.378
Number of accumulation units outstanding at end of period (in thousands)..           1           7         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   30.113  $   22.591  $ 20.321   $ 20.473
Accumulation unit value at end of period..................................  $   33.410  $   30.113  $ 22.591   $ 20.321
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   29.824  $   22.419  $ 20.206   $ 20.399
Accumulation unit value at end of period..................................  $   33.023  $   29.824  $ 22.419   $ 20.206
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   29.538  $   22.249  $ 20.093   $ 20.325
Accumulation unit value at end of period..................................  $   32.641  $   29.538  $ 22.249   $ 20.093
Number of accumulation units outstanding at end of period (in thousands)..           2           2         1          1
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   43.640  $   32.718  $ 28.273   $ 29.051
Accumulation unit value at end of period..................................  $   47.959  $   43.640  $ 32.718   $ 28.273
Number of accumulation units outstanding at end of period (in thousands)..           1           1         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   31.319  $   23.516  $ 20.351   $ 20.596
Accumulation unit value at end of period..................................  $   34.367  $   31.319  $ 23.516   $ 20.351
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-304

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   19.230  $   14.468  $ 12.546   $ 12.722
Accumulation unit value at end of period..................................  $   21.060  $   19.230  $ 14.468   $ 12.546
Number of accumulation units outstanding at end of period (in thousands)..          30          30        33         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.817  $   14.179  $ 12.313   $ 12.505
Accumulation unit value at end of period..................................  $   20.577  $   18.817  $ 14.179   $ 12.313
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   18.580  $   14.021  $ 12.194   $ 12.403
Accumulation unit value at end of period..................................  $   20.287  $   18.580  $ 14.021   $ 12.194
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   30.426  $   22.983  $ 20.009   $ 20.372
Accumulation unit value at end of period..................................  $   33.188  $   30.426  $ 22.983   $ 20.009
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   18.268  $   13.813  $ 12.038   $ 12.268
Accumulation unit value at end of period..................................  $   19.906  $   18.268  $ 13.813   $ 12.038
Number of accumulation units outstanding at end of period (in thousands)..          28          28        28         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   29.989  $   22.721  $ 19.841   $ 20.261
Accumulation unit value at end of period..................................  $   32.613  $   29.989  $ 22.721   $ 19.841
Number of accumulation units outstanding at end of period (in thousands)..           -           0         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   17.839  $   13.542  $ 11.849   $ 12.124
Accumulation unit value at end of period..................................  $   19.361  $   17.839  $ 13.542   $ 11.849
Number of accumulation units outstanding at end of period (in thousands)..           6           6         5          5
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.471  $   13.145  $ 11.720   $ 11.493
Accumulation unit value at end of period..................................  $   18.598  $   17.471  $ 13.145   $ 11.720
Number of accumulation units outstanding at end of period (in thousands)..          80          67        63         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.323  $   13.053  $ 11.656   $ 11.539
Accumulation unit value at end of period..................................  $   18.413  $   17.323  $ 13.053   $ 11.656
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.509  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.539  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-305

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.128  $   12.932  $ 11.570   $ 11.478
Accumulation unit value at end of period..................................  $   18.169  $   17.128  $ 12.932   $ 11.570
Number of accumulation units outstanding at end of period (in thousands)..           3           4         6         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.983  $   12.842  $ 11.507   $ 11.432
Accumulation unit value at end of period..................................  $   17.988  $   16.983  $ 12.842   $ 11.507
Number of accumulation units outstanding at end of period (in thousands)..          33          36        40         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.839  $   12.752  $ 11.444   $ 11.386
Accumulation unit value at end of period..................................  $   17.809  $   16.839  $ 12.752   $ 11.444
Number of accumulation units outstanding at end of period (in thousands)..           1           8         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.743  $   12.692  $ 11.402   $ 11.356
Accumulation unit value at end of period..................................  $   17.690  $   16.743  $ 12.692   $ 11.402
Number of accumulation units outstanding at end of period (in thousands)..          24          15        13         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.649  $   12.633  $ 11.360   $ 11.325
Accumulation unit value at end of period..................................  $   17.573  $   16.649  $ 12.633   $ 11.360
Number of accumulation units outstanding at end of period (in thousands)..          17          17        22         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.461  $   12.516  $ 11.277   $ 11.265
Accumulation unit value at end of period..................................  $   17.340  $   16.461  $ 12.516   $ 11.277
Number of accumulation units outstanding at end of period (in thousands)..          18          20        11          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.275  $   12.399  $ 11.194   $ 11.205
Accumulation unit value at end of period..................................  $   17.110  $   16.275  $ 12.399   $ 11.194
Number of accumulation units outstanding at end of period (in thousands)..          30          24        28         20
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.396  $   12.546  $ 11.388   $ 11.560
Accumulation unit value at end of period..................................  $   17.476  $   16.396  $ 12.546   $ 11.387
Number of accumulation units outstanding at end of period (in thousands)..           -          13        12         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.767  $    9.017  $  8.197   $  9.186
Accumulation unit value at end of period..................................  $   12.524  $   11.767  $  9.017   $  8.197
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.478  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.478  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.454  $  7.151   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.432  $  9.454   $  7.151  $       -
Number of accumulation units outstanding at end of period (in thousands)..         32         6          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.430  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.386  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.414  $  7.139   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.356  $  9.414   $  7.139  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.399  $  7.134   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.325  $  9.399   $  7.134  $       -
Number of accumulation units outstanding at end of period (in thousands)..         41        25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.367  $  7.124   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.265  $  9.367   $  7.124  $       -
Number of accumulation units outstanding at end of period (in thousands)..          5         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.336  $  7.115   $ 10.000  $       -
Accumulation unit value at end of period..................................  $  11.205  $  9.336   $  7.115  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         4          -          -
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.646  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.186  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-306

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.387  $   11.814  $ 10.761   $ 12.084
Accumulation unit value at end of period..................................  $   16.343  $   15.387  $ 11.814   $ 10.761
Number of accumulation units outstanding at end of period (in thousands)..           9          21        24         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.866  $   12.201  $ 11.130   $ 12.517
Accumulation unit value at end of period..................................  $   16.827  $   15.866  $ 12.201   $ 11.130
Number of accumulation units outstanding at end of period (in thousands)..          23          22        21         41
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.666  $   12.065  $ 11.023   $ 12.414
Accumulation unit value at end of period..................................  $   16.590  $   15.666  $ 12.065   $ 11.023
Number of accumulation units outstanding at end of period (in thousands)..          15          17        14         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.826  $    8.346  $  7.633   $  8.605
Accumulation unit value at end of period..................................  $   11.453  $   10.826  $  8.346   $  7.633
Number of accumulation units outstanding at end of period (in thousands)..          15          19        21         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.403  $   11.886  $ 10.881   $ 12.280
Accumulation unit value at end of period..................................  $   16.279  $   15.403  $ 11.886   $ 10.881
Number of accumulation units outstanding at end of period (in thousands)..           8           8        14         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.614  $    8.207  $  7.528   $  8.512
Accumulation unit value at end of period..................................  $   11.195  $   10.614  $  8.207   $  7.528
Number of accumulation units outstanding at end of period (in thousands)..          12          34        35         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.890  $   11.537  $ 10.603   $ 12.014
Accumulation unit value at end of period..................................  $   15.674  $   14.890  $ 11.537   $ 10.603
Number of accumulation units outstanding at end of period (in thousands)..          26          26        30         38
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.118  $   11.783  $ 10.678   $ 10.738
Accumulation unit value at end of period..................................  $   13.170  $   13.118  $ 11.783   $ 10.678
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   13.161  $   11.838  $ 10.744   $ 10.635
Accumulation unit value at end of period..................................  $   13.192  $   13.161  $ 11.838   $ 10.744
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.078  $  7.627   $ 13.619  $  14.163
Accumulation unit value at end of period..................................  $  12.084  $ 10.078   $  7.627  $  13.619
Number of accumulation units outstanding at end of period (in thousands)..         28        11          9          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.454  $  7.924   $ 14.171  $  14.750
Accumulation unit value at end of period..................................  $  12.517  $ 10.454   $  7.924  $  14.171
Number of accumulation units outstanding at end of period (in thousands)..         22        13          7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.385  $  7.883   $ 14.119  $  14.708
Accumulation unit value at end of period..................................  $  12.414  $ 10.385   $  7.883  $  14.119
Number of accumulation units outstanding at end of period (in thousands)..         10         9          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.205  $  5.475   $  9.816  $  10.232
Accumulation unit value at end of period..................................  $   8.605  $  7.205   $  5.475  $   9.816
Number of accumulation units outstanding at end of period (in thousands)..         28        14          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.292  $  7.829   $ 14.049  $  14.653
Accumulation unit value at end of period..................................  $  12.280  $ 10.292   $  7.829  $  14.049
Number of accumulation units outstanding at end of period (in thousands)..         26        27         27         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.149  $  5.449   $  9.798  $  10.231
Accumulation unit value at end of period..................................  $   8.512  $  7.149   $  5.449  $   9.798
Number of accumulation units outstanding at end of period (in thousands)..         30         9          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.110  $  7.721   $ 13.912  $  14.543
Accumulation unit value at end of period..................................  $  12.014  $ 10.110   $  7.721  $  13.912
Number of accumulation units outstanding at end of period (in thousands)..         32        29         14          6
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.936  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.635  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-307

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.012  $   11.728  $ 10.666   $ 10.578
Accumulation unit value at end of period..................................  $   13.017  $   13.012  $ 11.728   $ 10.666
Number of accumulation units outstanding at end of period (in thousands)..           1           4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.692  $   11.457  $ 10.434   $ 10.365
Accumulation unit value at end of period..................................  $   12.678  $   12.692  $ 11.457   $ 10.434
Number of accumulation units outstanding at end of period (in thousands)..           -           -         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.723  $   13.310  $ 12.140   $ 12.077
Accumulation unit value at end of period..................................  $   14.684  $   14.723  $ 13.310   $ 12.140
Number of accumulation units outstanding at end of period (in thousands)..           1           0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.484  $   11.298  $ 10.315   $ 10.272
Accumulation unit value at end of period..................................  $   12.439  $   12.484  $ 11.298   $ 10.315
Number of accumulation units outstanding at end of period (in thousands)..           6           2         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.502  $   13.137  $ 12.006   $ 11.968
Accumulation unit value at end of period..................................  $   14.435  $   14.502  $ 13.137   $ 12.006
Number of accumulation units outstanding at end of period (in thousands)..           3           -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.239  $   11.109  $ 10.173   $ 10.161
Accumulation unit value at end of period..................................  $   12.159  $   12.239  $ 11.109   $ 10.173
Number of accumulation units outstanding at end of period (in thousands)..           -           7         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.071  $   12.797  $ 11.742   $ 11.752
Accumulation unit value at end of period..................................  $   13.950  $   14.071  $ 12.797   $ 11.742
Number of accumulation units outstanding at end of period (in thousands)..           7           6        12          7
WELLS FARGO ADVANTAGE CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.382  $   11.647  $ 10.974   $ 10.873
Accumulation unit value at end of period..................................  $   12.038  $   11.382  $ 11.647   $ 10.974
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   11.322  $   11.603  $ 10.949   $ 10.134
Accumulation unit value at end of period..................................  $   11.957  $   11.322  $ 11.603   $ 10.949
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.903  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.578  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.718  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.365  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.340  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.077  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.655  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.272  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.260  $  9.151   $ 11.840  $  11.798
Accumulation unit value at end of period..................................  $  11.968  $ 11.260   $  9.151  $  11.840
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.579  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.161  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.101  $  9.058   $ 11.766  $  11.752
Accumulation unit value at end of period..................................  $  11.752  $ 11.101   $  9.058  $  11.766
Number of accumulation units outstanding at end of period (in thousands)..          4        15          9          -
WELLS FARGO ADVANTAGE CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.305  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.134  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-308

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   11.243  $   11.545  $ 10.916   $ 10.123
Accumulation unit value at end of period..................................  $   11.850  $   11.243  $ 11.545   $ 10.916
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.184  $   11.502  $ 10.891   $ 10.116
Accumulation unit value at end of period..................................  $   11.770  $   11.184  $ 11.502   $ 10.891
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   11.125  $   11.459  $ 10.867   $ 10.108
Accumulation unit value at end of period..................................  $   11.691  $   11.125  $ 11.459   $ 10.867
Number of accumulation units outstanding at end of period (in thousands)..           -           5         4          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.086  $   11.430  $ 10.850   $ 10.103
Accumulation unit value at end of period..................................  $   11.638  $   11.086  $ 11.430   $ 10.850
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   11.047  $   11.402  $ 10.834   $ 10.098
Accumulation unit value at end of period..................................  $   11.586  $   11.047  $ 11.402   $ 10.834
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.970  $   11.345  $ 10.801   $ 10.088
Accumulation unit value at end of period..................................  $   11.482  $   10.970  $ 11.345   $ 10.801
Number of accumulation units outstanding at end of period (in thousands)..           4           4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.894  $   11.288  $ 10.769   $ 10.077
Accumulation unit value at end of period..................................  $   11.379  $   10.894  $ 11.288   $ 10.769
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   22.963  $   23.575  $ 20.957   $ 22.354
Accumulation unit value at end of period..................................  $   21.766  $   22.963  $ 23.575   $ 20.957
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   22.798  $   23.440  $ 20.869   $ 24.349
Accumulation unit value at end of period..................................  $   21.576  $   22.798  $ 23.440   $ 20.869
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.299  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.123  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.295  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.116  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.290  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.108  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.287  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.103  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.284  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.098  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.278  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.088  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.272  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.077  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  19.954  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  24.349  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-309

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   22.579  $   23.261  $ 20.751   $ 24.260
Accumulation unit value at end of period..................................  $   21.327  $   22.579  $ 23.261   $ 20.751
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   22.416  $   23.128  $ 20.664   $ 24.194
Accumulation unit value at end of period..................................  $   21.141  $   22.416  $ 23.128   $ 20.664
Number of accumulation units outstanding at end of period (in thousands)..          21          25        20          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   22.255  $   22.996  $ 20.576   $ 24.128
Accumulation unit value at end of period..................................  $   20.957  $   22.255  $ 22.996   $ 20.576
Number of accumulation units outstanding at end of period (in thousands)..           1           6         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   22.148  $   22.909  $ 20.518   $ 24.084
Accumulation unit value at end of period..................................  $   20.836  $   22.148  $ 22.909   $ 20.518
Number of accumulation units outstanding at end of period (in thousands)..           9           8         8          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   22.041  $   22.821  $ 20.461   $ 24.040
Accumulation unit value at end of period..................................  $   20.715  $   22.041  $ 22.821   $ 20.461
Number of accumulation units outstanding at end of period (in thousands)..           3           3         5          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   21.830  $   22.647  $ 20.345   $ 23.953
Accumulation unit value at end of period..................................  $   20.475  $   21.830  $ 22.647   $ 20.345
Number of accumulation units outstanding at end of period (in thousands)..          18          16        11          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.620  $   22.475  $ 20.231   $ 23.866
Accumulation unit value at end of period..................................  $   20.238  $   21.620  $ 22.475   $ 20.231
Number of accumulation units outstanding at end of period (in thousands)..          48          42        32         22
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $    9.622  $    7.993  $  7.031   $  7.332
Accumulation unit value at end of period..................................  $    9.119  $    9.622  $  7.993   $  7.031
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $    9.591  $    7.980  $  7.029   $  8.164
Accumulation unit value at end of period..................................  $    9.076  $    9.591  $  7.980   $  7.029
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  19.921  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  24.260  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  19.897  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  24.194  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  19.872  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  24.128  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  19.856  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  24.084  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  19.840  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  24.040  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  19.807  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  23.953  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  19.774  $ 10.000   $      -  $       -
Accumulation unit value at end of period..................................  $  23.866  $ 19.774   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          6         1          -          -
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.826  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.164  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-310

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $    9.483  $    7.906  $  6.978   $  8.121
Accumulation unit value at end of period..................................  $    8.956  $    9.483  $  7.906   $  6.978
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $    9.309  $    7.772  $  6.871   $  8.008
Accumulation unit value at end of period..................................  $    8.778  $    9.309  $  7.772   $  6.871
Number of accumulation units outstanding at end of period (in thousands)..           -           -         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   12.249  $   10.242  $  9.067   $ 10.584
Accumulation unit value at end of period..................................  $   11.533  $   12.249  $ 10.242   $  9.067
Number of accumulation units outstanding at end of period (in thousands)..           5           4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.157  $    7.664  $  6.792   $  7.936
Accumulation unit value at end of period..................................  $    8.613  $    9.157  $  7.664   $  6.792
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   12.065  $   10.109  $  8.967   $ 10.488
Accumulation unit value at end of period..................................  $   11.338  $   12.065  $ 10.109   $  8.967
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    8.977  $    7.536  $  6.699   $  7.850
Accumulation unit value at end of period..................................  $    8.419  $    8.977  $  7.536   $  6.699
Number of accumulation units outstanding at end of period (in thousands)..           -           -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   11.706  $    9.847  $  8.770   $ 10.299
Accumulation unit value at end of period..................................  $   10.957  $   11.706  $  9.847   $  8.770
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   21.713  $   18.363  $ 16.858   $ 16.400
Accumulation unit value at end of period..................................  $   25.238  $   21.713  $ 18.363   $ 16.858
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   21.556  $   18.258  $ 16.787   $ 14.467
Accumulation unit value at end of period..................................  $   25.018  $   21.556  $ 18.258   $ 16.787
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.788  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.121  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.682  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.008  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.240  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.584  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.617  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.936  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.069  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.488  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.540  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   7.850  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.896  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.299  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-311

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   21.350  $   18.119  $ 16.692   $ 14.415
Accumulation unit value at end of period..................................  $   24.729  $   21.350  $ 18.119   $ 16.692
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   21.196  $   18.016  $ 16.622   $ 14.375
Accumulation unit value at end of period..................................  $   24.514  $   21.196  $ 18.016   $ 16.622
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   21.043  $   17.913  $ 16.551   $ 14.336
Accumulation unit value at end of period..................................  $   24.301  $   21.043  $ 17.913   $ 16.551
Number of accumulation units outstanding at end of period (in thousands)..           -           1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   20.942  $   17.844  $ 16.505   $ 14.310
Accumulation unit value at end of period..................................  $   24.160  $   20.942  $ 17.844   $ 16.505
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   20.841  $   17.776  $ 16.458   $ 14.284
Accumulation unit value at end of period..................................  $   24.019  $   20.841  $ 17.776   $ 16.458
Number of accumulation units outstanding at end of period (in thousands)..           -           0         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   20.641  $   17.641  $ 16.366   $ 14.232
Accumulation unit value at end of period..................................  $   23.741  $   20.641  $ 17.641   $ 16.366
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.443  $   17.506  $ 16.273   $ 14.180
Accumulation unit value at end of period..................................  $   23.466  $   20.443  $ 17.506   $ 16.273
Number of accumulation units outstanding at end of period (in thousands)..           1           2         1          1
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.197  $   12.757  $ 10.800   $ 11.003
Accumulation unit value at end of period..................................  $   19.485  $   17.197  $ 12.757   $ 10.800
Number of accumulation units outstanding at end of period (in thousands)..           6          87       110        122
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.438  $   12.212  $ 10.354   $ 10.478
Accumulation unit value at end of period..................................  $   18.596  $   16.438  $ 12.212   $ 10.354
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-312

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   17.096  $   12.727  $ 10.813   $ 10.964
Accumulation unit value at end of period..................................  $   19.303  $   17.096  $ 12.727   $ 10.813
Number of accumulation units outstanding at end of period (in thousands)..          78          87        89         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.052  $   14.204  $ 12.086   $ 12.273
Accumulation unit value at end of period..................................  $   21.479  $   19.052  $ 14.204   $ 12.086
Number of accumulation units outstanding at end of period (in thousands)..          63          74        32         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   23.246  $   17.356  $ 14.790   $ 15.042
Accumulation unit value at end of period..................................  $   26.167  $   23.246  $ 17.356   $ 14.790
Number of accumulation units outstanding at end of period (in thousands)..           6          17         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.366  $   12.231  $ 10.433   $ 10.622
Accumulation unit value at end of period..................................  $   18.404  $   16.366  $ 12.231   $ 10.433
Number of accumulation units outstanding at end of period (in thousands)..           9          37        31         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   22.898  $   17.130  $ 14.627   $ 14.906
Accumulation unit value at end of period..................................  $   25.724  $   22.898  $ 17.130   $ 14.627
Number of accumulation units outstanding at end of period (in thousands)..           5           5        19          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.044  $   12.027  $ 10.290   $ 10.507
Accumulation unit value at end of period..................................  $   17.989  $   16.044  $ 12.027   $ 10.290
Number of accumulation units outstanding at end of period (in thousands)..          31          31        31         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   22.216  $   16.687  $ 14.306   $ 14.637
Accumulation unit value at end of period..................................  $   24.859  $   22.216  $ 16.687   $ 14.306
Number of accumulation units outstanding at end of period (in thousands)..          31          26        26         20
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   12.757  $    9.366  $  8.057   $  8.309
Accumulation unit value at end of period..................................  $   13.953  $   12.757  $  9.366   $  8.057
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.479  $    9.176  $  7.906   $  8.582
Accumulation unit value at end of period..................................  $   13.629  $   12.479  $  9.176   $  7.906
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   9.695  $  6.525   $ 11.669  $  10.382
Accumulation unit value at end of period..................................  $  10.964  $  9.695   $  6.525  $  11.669
Number of accumulation units outstanding at end of period (in thousands)..         16        17         16         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.869  $  7.326   $ 13.122  $  11.684
Accumulation unit value at end of period..................................  $  12.273  $ 10.869   $  7.326  $  13.122
Number of accumulation units outstanding at end of period (in thousands)..         22        19         11          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  13.342  $  9.005   $ 16.155  $  14.398
Accumulation unit value at end of period..................................  $  15.042  $ 13.342   $  9.005  $  16.155
Number of accumulation units outstanding at end of period (in thousands)..          2         2          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.430  $  6.372   $ 11.442  $  10.203
Accumulation unit value at end of period..................................  $  10.622  $  9.430   $  6.372  $  11.442
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  13.247  $  8.960   $ 16.105  $  14.370
Accumulation unit value at end of period..................................  $  14.906  $ 13.247   $  8.960  $  16.105
Number of accumulation units outstanding at end of period (in thousands)..          2         2          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.357  $  6.341   $ 11.421  $  10.203
Accumulation unit value at end of period..................................  $  10.507  $  9.357   $  6.341  $  11.421
Number of accumulation units outstanding at end of period (in thousands)..          9         -          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  13.060  $  8.869   $ 16.005  $  14.315
Accumulation unit value at end of period..................................  $  14.637  $ 13.060   $  8.869  $  16.005
Number of accumulation units outstanding at end of period (in thousands)..         19        18         10          1
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.203  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.582  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-313

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.339  $    9.090  $  7.848   $  8.536
Accumulation unit value at end of period..................................  $   13.449  $   12.339  $  9.090   $  7.848
Number of accumulation units outstanding at end of period (in thousands)..           7           6         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.342  $    9.107  $  7.874   $  8.577
Accumulation unit value at end of period..................................  $   13.432  $   12.342  $  9.107   $  7.873
Number of accumulation units outstanding at end of period (in thousands)..          38          36        42         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.867  $   12.464  $ 10.792   $ 11.775
Accumulation unit value at end of period..................................  $   18.329  $   16.867  $ 12.464   $ 10.792
Number of accumulation units outstanding at end of period (in thousands)..           3           2        15          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.140  $    8.980  $  7.783   $  8.500
Accumulation unit value at end of period..................................  $   13.179  $   12.140  $  8.980   $  7.783
Number of accumulation units outstanding at end of period (in thousands)..           5           2         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.614  $   12.301  $ 10.673   $ 11.668
Accumulation unit value at end of period..................................  $   18.018  $   16.614  $ 12.301   $ 10.673
Number of accumulation units outstanding at end of period (in thousands)..          13          12        13         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.902  $    8.830  $  7.676   $  8.409
Accumulation unit value at end of period..................................  $   12.881  $   11.902  $  8.830   $  7.676
Number of accumulation units outstanding at end of period (in thousands)..          18          19        16         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.119  $   11.983  $ 10.438   $ 11.457
Accumulation unit value at end of period..................................  $   17.412  $   16.119  $ 11.983   $ 10.438
Number of accumulation units outstanding at end of period (in thousands)..          10          12        13         16
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   15.232  $   11.352  $ 10.098   $ 10.082
Accumulation unit value at end of period..................................  $   15.194  $   15.232  $ 11.352   $ 10.098
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.277  $   12.149  $ 10.822   $ 11.163
Accumulation unit value at end of period..................................  $   16.211  $   16.277  $ 12.149   $ 10.822
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.179  $  4.759   $ 10.000  $       -
Accumulation unit value at end of period..................................  $   8.536  $  7.179   $  4.759  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.225  $  4.796   $ 11.683  $  10.220
Accumulation unit value at end of period..................................  $   8.577  $  7.225   $  4.796  $  11.683
Number of accumulation units outstanding at end of period (in thousands)..         38        37         36         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.933  $  6.603   $ 16.111  $  14.105
Accumulation unit value at end of period..................................  $  11.775  $  9.933   $  6.603  $  16.111
Number of accumulation units outstanding at end of period (in thousands)..          2         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.178  $  4.777   $ 11.665  $  10.219
Accumulation unit value at end of period..................................  $   8.500  $  7.178   $  4.777  $  11.665
Number of accumulation units outstanding at end of period (in thousands)..          2         2         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.862  $  6.570   $ 16.061  $  14.078
Accumulation unit value at end of period..................................  $  11.668  $  9.862   $  6.570  $  16.061
Number of accumulation units outstanding at end of period (in thousands)..         19        15          7          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.122  $  4.754   $ 11.644  $  10.219
Accumulation unit value at end of period..................................  $   8.409  $  7.122   $  4.754  $  11.644
Number of accumulation units outstanding at end of period (in thousands)..         11         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.723  $  6.503   $ 15.962  $  14.024
Accumulation unit value at end of period..................................  $  11.457  $  9.723   $  6.503  $  15.962
Number of accumulation units outstanding at end of period (in thousands)..         17        21          8          1
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.899  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.163  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-314

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            ---------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.882  $   11.130   $  9.935   $ 10.268
Accumulation unit value at end of period..................................  $   14.793  $   14.882   $ 11.130   $  9.935
Number of accumulation units outstanding at end of period (in thousands)..           3           3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.734  $   11.036   $  9.866   $ 10.212
Accumulation unit value at end of period..................................  $   14.624  $   14.734   $ 11.036   $  9.866
Number of accumulation units outstanding at end of period (in thousands)..           7           4          6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.588  $   10.943   $  9.797   $ 10.156
Accumulation unit value at end of period..................................  $   14.457  $   14.588   $ 10.943   $  9.797
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.277  $   10.720   $  9.607   $  9.969
Accumulation unit value at end of period..................................  $   14.134  $   14.277   $ 10.720   $  9.607
Number of accumulation units outstanding at end of period (in thousands)..           2           5          4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   14.396  $   10.820   $  9.707   $ 10.082
Accumulation unit value at end of period..................................  $   14.238  $   14.396   $ 10.820   $  9.707
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.997  $   10.541   $  9.475   $  9.862
Accumulation unit value at end of period..................................  $   13.815  $   13.997   $ 10.541   $  9.475
Number of accumulation units outstanding at end of period (in thousands)..           1           1          2          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.018  $   10.579   $  9.528   $  9.936
Accumulation unit value at end of period..................................  $   13.809  $   14.018   $ 10.579   $  9.528
Number of accumulation units outstanding at end of period (in thousands)..           4           6          5          4
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.756  $   11.379   $ 10.184   $ 10.030
Accumulation unit value at end of period..................................  $   15.063  $   13.756   $ 11.379   $ 10.184
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.009  $   11.607   $ 10.403   $ 10.254
Accumulation unit value at end of period..................................  $   15.318  $   14.009   $ 11.607   $ 10.403
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.202  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.268  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.169  $  5.713   $ 10.616  $  10.367
Accumulation unit value at end of period..................................  $  10.212  $  8.169   $  5.713  $  10.616
Number of accumulation units outstanding at end of period (in thousands)..          3         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.137  $  5.699   $ 10.606  $  10.366
Accumulation unit value at end of period..................................  $  10.156  $  8.137   $  5.699  $  10.606
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.995  $  5.605   $ 10.442  $  10.212
Accumulation unit value at end of period..................................  $   9.969  $  7.995   $  5.605  $  10.442
Number of accumulation units outstanding at end of period (in thousands)..          2         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.094  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.082  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.933  $  5.578   $ 10.423  $  10.211
Accumulation unit value at end of period..................................  $   9.862  $  7.933   $  5.578  $  10.423
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.009  $  5.643   $ 10.565  $  10.362
Accumulation unit value at end of period..................................  $   9.936  $  8.009   $  5.643  $  10.565
Number of accumulation units outstanding at end of period (in thousands)..          3         4          0          -
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.181  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.254  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-315

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   13.450  $   11.165  $ 10.027   $  9.903
Accumulation unit value at end of period..................................  $   14.677  $   13.450  $ 11.165   $ 10.027
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.321  $   11.075  $  9.961   $  9.853
Accumulation unit value at end of period..................................  $   14.515  $   13.321  $ 11.075   $  9.961
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.259  $   12.705  $ 11.444   $ 11.337
Accumulation unit value at end of period..................................  $   16.601  $   15.259  $ 12.705   $ 11.444
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.109  $   10.926  $  9.852   $  9.769
Accumulation unit value at end of period..................................  $   14.248  $   13.109  $ 10.926   $  9.852
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.030  $   12.539  $ 11.318   $ 11.234
Accumulation unit value at end of period..................................  $   16.319  $   15.030  $ 12.539   $ 11.318
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.859  $   10.750  $  9.722   $  9.669
Accumulation unit value at end of period..................................  $   13.934  $   12.859  $ 10.750   $  9.722
Number of accumulation units outstanding at end of period (in thousands)..           1           1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.582  $   12.214  $ 11.068   $ 11.031
Accumulation unit value at end of period..................................  $   15.770  $   14.582  $ 12.214   $ 11.068
Number of accumulation units outstanding at end of period (in thousands)..           2           2         2          2
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.801  $   10.926  $  9.313   $  9.324
Accumulation unit value at end of period..................................  $   17.150  $   14.801  $ 10.926   $  9.313
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.340  $   10.638  $  9.113   $  9.077
Accumulation unit value at end of period..................................  $   16.532  $   14.340  $ 10.638   $  9.113
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.885  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.903  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.853  $  6.846   $ 10.090  $  10.000
Accumulation unit value at end of period..................................  $   9.853  $  8.853   $  6.846  $  10.090
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.201  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.337  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.799  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.769  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.129  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.234  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.736  $  6.792   $ 10.066  $  10.000
Accumulation unit value at end of period..................................  $   9.669  $  8.736   $  6.792  $  10.066
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.985  $  7.780   $ 11.553  $  10.000
Accumulation unit value at end of period..................................  $  11.031  $  9.985   $  7.780  $  11.553
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          0
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.019  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.077  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-316

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2014        2013        2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.501  $   12.260   $ 10.518   $ 10.492
Accumulation unit value at end of period..................................  $   18.995  $   16.501   $ 12.260   $ 10.518
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   14.114  $   10.497   $  9.014   $  9.001
Accumulation unit value at end of period..................................  $   16.231  $   14.114   $ 10.497   $  9.014
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.254  $   12.100   $ 10.401   $ 10.397
Accumulation unit value at end of period..................................  $   18.673  $   16.254   $ 12.100   $ 10.401
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.848  $   10.330   $  8.898   $  8.911
Accumulation unit value at end of period..................................  $   15.878  $   13.848   $ 10.330   $  8.898
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   15.769  $   11.787   $ 10.172   $ 10.208
Accumulation unit value at end of period..................................  $   18.044  $   15.769   $ 11.787   $ 10.172
Number of accumulation units outstanding at end of period (in thousands)..           -          (0)        (0)         0
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.546  $   11.054   $  9.756   $  9.565
Accumulation unit value at end of period..................................  $   16.391  $   14.546   $ 11.054   $  9.756
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.632  $   11.137   $  9.843   $  9.754
Accumulation unit value at end of period..................................  $   16.463  $   14.632   $ 11.137   $  9.843
Number of accumulation units outstanding at end of period (in thousands)..           -           -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.120  $   10.769   $  9.537   $  9.470
Accumulation unit value at end of period..................................  $   15.855  $   14.120   $ 10.769   $  9.537
Number of accumulation units outstanding at end of period (in thousands)..           6          20          9         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   14.086  $   10.759   $  9.543   $  9.490
Accumulation unit value at end of period..................................  $   15.794  $   14.086   $ 10.759   $  9.543
Number of accumulation units outstanding at end of period (in thousands)..          68          50         63         51

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.283  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.492  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.972  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.001  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.217  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.397  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.916  $  6.383   $ 10.308  $  10.000
Accumulation unit value at end of period..................................  $   8.911  $  7.916   $  6.383  $  10.308
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.086  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.208  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.650  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.754  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.414  $  6.790   $ 10.109  $  10.000
Accumulation unit value at end of period..................................  $   9.470  $  8.414   $  6.790  $  10.109
Number of accumulation units outstanding at end of period (in thousands)..         33        30         23         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.445  $  6.824   $ 10.176  $  10.000
Accumulation unit value at end of period..................................  $   9.490  $  8.445   $  6.824  $  10.176
Number of accumulation units outstanding at end of period (in thousands)..         45        36         15         10


                                  APP I-317

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.022  $   13.021  $ 11.566   $ 11.519
Accumulation unit value at end of period..................................  $   19.056  $   17.022  $ 13.021   $ 11.566
Number of accumulation units outstanding at end of period (in thousands)..          12          13        15         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.862  $   10.614  $  9.438   $  9.409
Accumulation unit value at end of period..................................  $   15.503  $   13.862  $ 10.614   $  9.438
Number of accumulation units outstanding at end of period (in thousands)..          40          30        33         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.766  $   12.851  $ 11.438   $ 11.414
Accumulation unit value at end of period..................................  $   18.733  $   16.766  $ 12.851   $ 11.438
Number of accumulation units outstanding at end of period (in thousands)..          21          14        16         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.597  $   10.443  $  9.314   $  9.313
Accumulation unit value at end of period..................................  $   15.162  $   13.597  $ 10.443   $  9.314
Number of accumulation units outstanding at end of period (in thousands)..          76          72        43         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.266  $   12.518  $ 11.186   $ 11.208
Accumulation unit value at end of period..................................  $   18.102  $   16.266  $ 12.518   $ 11.186
Number of accumulation units outstanding at end of period (in thousands)..          74          92       114        112
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   11.927  $    8.776  $  7.129   $  7.612
Accumulation unit value at end of period..................................  $   12.712  $   11.927  $  8.776   $  7.129
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   11.555  $    8.545  $  6.976   $  8.162
Accumulation unit value at end of period..................................  $   12.254  $   11.555  $  8.545   $  6.976
Number of accumulation units outstanding at end of period (in thousands)..          13           4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   14.161  $   10.488  $  8.575   $ 10.048
Accumulation unit value at end of period..................................  $   14.995  $   14.161  $ 10.488   $  8.575
Number of accumulation units outstanding at end of period (in thousands)..           2           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   11.373  $    8.431  $  6.901   $  8.094
Accumulation unit value at end of period..................................  $   12.031  $   11.373  $  8.431   $  6.901
Number of accumulation units outstanding at end of period (in thousands)..           3           1         1          2

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.266  $  8.309   $ 12.408  $  11.566
Accumulation unit value at end of period..................................  $  11.519  $ 10.266   $  8.309  $  12.408
Number of accumulation units outstanding at end of period (in thousands)..          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   8.394  $  6.800   $ 10.165  $  10.000
Accumulation unit value at end of period..................................  $   9.409  $  8.394   $  6.800  $  10.165
Number of accumulation units outstanding at end of period (in thousands)..         19        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.193  $  8.266   $ 12.369  $  11.553
Accumulation unit value at end of period..................................  $  11.414  $ 10.193   $  8.266  $  12.369
Number of accumulation units outstanding at end of period (in thousands)..         25        14         12         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   8.333  $  6.771   $ 10.153  $  10.000
Accumulation unit value at end of period..................................  $   9.313  $  8.333   $  6.771  $  10.153
Number of accumulation units outstanding at end of period (in thousands)..         46         3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.049  $  8.182   $ 12.292  $  10.000
Accumulation unit value at end of period..................................  $  11.208  $ 10.049   $  8.182  $  12.292
Number of accumulation units outstanding at end of period (in thousands)..         97       112         47          5
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(c)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.198  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   8.162  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   8.874  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.048  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.156  $  5.329   $ 11.321  $  10.000
Accumulation unit value at end of period..................................  $   8.094  $  7.156   $  5.329  $  11.321
Number of accumulation units outstanding at end of period (in thousands)..          2         1          0          -


                                  APP I-318

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.948  $   10.351  $  8.480   $  9.957
Accumulation unit value at end of period..................................  $   14.740  $   13.948  $ 10.351   $  8.480
Number of accumulation units outstanding at end of period (in thousands)..           3           2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   11.159  $    8.297  $  6.812   $  8.014
Accumulation unit value at end of period..................................  $   11.769  $   11.159  $  8.297   $  6.812
Number of accumulation units outstanding at end of period (in thousands)..           2           2         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   13.532  $   10.082  $  8.293   $  9.777
Accumulation unit value at end of period..................................  $   14.244  $   13.532  $ 10.082   $  8.293
Number of accumulation units outstanding at end of period (in thousands)..           3           1         2          2
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   14.370  $   10.611  $  8.386   $  8.978
Accumulation unit value at end of period..................................  $   16.356  $   14.370  $ 10.611   $  8.385
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   14.210  $   10.509  $  8.317   $  9.164
Accumulation unit value at end of period..................................  $   16.150  $   14.210  $ 10.509   $  8.317
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   14.050  $   10.412  $  8.257   $  9.115
Accumulation unit value at end of period..................................  $   15.936  $   14.050  $ 10.412   $  8.257
Number of accumulation units outstanding at end of period (in thousands)..          37          33         9          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   13.916  $   10.327  $  8.202   $  9.068
Accumulation unit value at end of period..................................  $   15.760  $   13.916  $ 10.327   $  8.202
Number of accumulation units outstanding at end of period (in thousands)..          58          59        80         73
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   17.710  $   13.163  $ 10.470   $ 11.593
Accumulation unit value at end of period..................................  $   20.027  $   17.710  $ 13.163   $ 10.470
Number of accumulation units outstanding at end of period (in thousands)..          25          22        19         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   13.694  $   10.188  $  8.112   $  8.991
Accumulation unit value at end of period..................................  $   15.470  $   13.694  $ 10.188   $  8.112
Number of accumulation units outstanding at end of period (in thousands)..          36          28        30         35

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   8.811  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.957  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.106  $  5.307   $ 11.310  $  10.000
Accumulation unit value at end of period..................................  $   8.014  $  7.106   $  5.307  $  11.310
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   8.686  $  6.501   $ 13.881  $  10.000
Accumulation unit value at end of period..................................  $   9.777  $  8.686   $  6.501  $  13.881
Number of accumulation units outstanding at end of period (in thousands)..          1         1          0          0
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(d)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   7.825  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.164  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   7.800  $  6.054   $ 11.209  $  10.000
Accumulation unit value at end of period..................................  $   9.115  $  7.800   $  6.054  $  11.209
Number of accumulation units outstanding at end of period (in thousands)..          7         5          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.771  $  6.041   $ 11.202  $  10.000
Accumulation unit value at end of period..................................  $   9.068  $  7.771   $  6.041  $  11.202
Number of accumulation units outstanding at end of period (in thousands)..         64        36         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.950  $  7.746   $ 14.385  $  11.195
Accumulation unit value at end of period..................................  $  11.593  $  9.950   $  7.746  $  14.385
Number of accumulation units outstanding at end of period (in thousands)..         14         5          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.724  $  6.020   $ 11.190  $  10.000
Accumulation unit value at end of period..................................  $   8.991  $  7.724   $  6.020  $  11.190
Number of accumulation units outstanding at end of period (in thousands)..         24         7          0          -


                                  APP I-319

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   17.444  $   12.991  $ 10.354   $ 11.487
Accumulation unit value at end of period..................................  $   19.686  $   17.444  $ 12.991   $ 10.354
Number of accumulation units outstanding at end of period (in thousands)..          25          19        14         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   13.433  $   10.024  $  8.005   $  8.899
Accumulation unit value at end of period..................................  $   15.130  $   13.433  $ 10.024   $  8.005
Number of accumulation units outstanding at end of period (in thousands)..          43          49        29         45
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.924  $   12.654  $ 10.126   $ 11.280
Accumulation unit value at end of period..................................  $   19.023  $   16.924  $ 12.654   $ 10.126
Number of accumulation units outstanding at end of period (in thousands)..          55          53        72         70
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   20.221  $   13.348  $ 11.093   $ 11.015
Accumulation unit value at end of period..................................  $   25.681  $   20.221  $ 13.348   $ 11.093
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   20.700  $   13.684  $ 11.390   $ 10.536
Accumulation unit value at end of period..................................  $   26.249  $   20.700  $ 13.684   $ 11.390
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.304  $   12.125  $ 10.112   $  9.373
Accumulation unit value at end of period..................................  $   23.165  $   18.304  $ 12.125   $ 10.112
Number of accumulation units outstanding at end of period (in thousands)..          12          22        14         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   19.583  $   12.991  $ 10.851   $ 10.072
Accumulation unit value at end of period..................................  $   24.746  $   19.583  $ 12.991   $ 10.851
Number of accumulation units outstanding at end of period (in thousands)..          11           9         5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   22.199  $   14.749  $ 12.337   $ 11.470
Accumulation unit value at end of period..................................  $   28.010  $   22.199  $ 14.749   $ 12.337
Number of accumulation units outstanding at end of period (in thousands)..           3           4         4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   19.271  $   12.816  $ 10.731   $  9.987
Accumulation unit value at end of period..................................  $   24.291  $   19.271  $ 12.816   $ 10.731
Number of accumulation units outstanding at end of period (in thousands)..           5           4         2          1

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.879  $  7.706   $ 14.340  $  11.183
Accumulation unit value at end of period..................................  $  11.487  $  9.879   $  7.706  $  14.340
Number of accumulation units outstanding at end of period (in thousands)..         27        28         22         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.669  $  5.994   $ 11.176  $  10.000
Accumulation unit value at end of period..................................  $   8.899  $  7.669   $  5.994  $  11.176
Number of accumulation units outstanding at end of period (in thousands)..         26        13          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.739  $  7.628   $ 14.250  $  10.000
Accumulation unit value at end of period..................................  $  11.280  $  9.739   $  7.628  $  14.250
Number of accumulation units outstanding at end of period (in thousands)..         81        75         26          1
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   9.877  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.536  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.804  $  7.217   $  9.754  $  10.000
Accumulation unit value at end of period..................................  $   9.373  $  8.804   $  7.217  $   9.754
Number of accumulation units outstanding at end of period (in thousands)..          9         7          4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   9.475  $  7.779   $ 10.530  $  10.000
Accumulation unit value at end of period..................................  $  10.072  $  9.475   $  7.779  $  10.530
Number of accumulation units outstanding at end of period (in thousands)..          4         3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.806  $  8.885   $ 12.044  $  11.452
Accumulation unit value at end of period..................................  $  11.470  $ 10.806   $  8.885  $  12.044
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   9.418  $  7.752   $ 10.519  $  10.000
Accumulation unit value at end of period..................................  $   9.987  $  9.418   $  7.752  $  10.519
Number of accumulation units outstanding at end of period (in thousands)..          1         0          0          -


                                  APP I-320

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   21.866  $   14.557  $ 12.201   $ 11.366
Accumulation unit value at end of period..................................  $   27.535  $   21.866  $ 14.557   $ 12.201
Number of accumulation units outstanding at end of period (in thousands)..           3           4         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   18.903  $   12.609  $ 10.590   $  9.885
Accumulation unit value at end of period..................................  $   23.757  $   18.903  $ 12.609   $ 10.590
Number of accumulation units outstanding at end of period (in thousands)..           8           8         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   21.216  $   14.180  $ 11.933   $ 11.161
Accumulation unit value at end of period..................................  $   26.610  $   21.216  $ 14.180   $ 11.933
Number of accumulation units outstanding at end of period (in thousands)..           3           4         3          4
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   16.033  $   11.136  $  9.654   $ 10.030
Accumulation unit value at end of period..................................  $   17.131  $   16.033  $ 11.136   $  9.654
Number of accumulation units outstanding at end of period (in thousands)..          24          20        19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   16.516  $   11.489  $  9.975   $ 10.366
Accumulation unit value at end of period..................................  $   17.621  $   16.516  $ 11.489   $  9.975
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   15.676  $   10.927  $  9.506   $  9.898
Accumulation unit value at end of period..................................  $   16.692  $   15.676  $ 10.927   $  9.506
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   15.526  $   10.838  $  9.443   $  9.848
Accumulation unit value at end of period..................................  $   16.507  $   15.526  $ 10.838   $  9.443
Number of accumulation units outstanding at end of period (in thousands)..          14          11         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   15.377  $   10.750  $  9.381   $  9.797
Accumulation unit value at end of period..................................  $   16.324  $   15.377  $ 10.750   $  9.381
Number of accumulation units outstanding at end of period (in thousands)..           3           7         7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   15.279  $   10.692  $  9.339   $  9.764
Accumulation unit value at end of period..................................  $   16.204  $   15.279  $ 10.692   $  9.339
Number of accumulation units outstanding at end of period (in thousands)..           6           4         3          6

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.729  $  8.840   $ 12.007  $  11.440
Accumulation unit value at end of period..................................  $  11.366  $ 10.729   $  8.840  $  12.007
Number of accumulation units outstanding at end of period (in thousands)..          0         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   9.350  $  7.719   $ 10.505  $  10.000
Accumulation unit value at end of period..................................  $   9.885  $  9.350   $  7.719  $  10.505
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.578  $  8.750   $ 11.933  $  10.000
Accumulation unit value at end of period..................................  $  11.161  $ 10.578   $  8.750  $  11.933
Number of accumulation units outstanding at end of period (in thousands)..          3         3          1          1
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.383  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.366  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.021  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $   9.898  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   7.992  $  6.226   $ 10.557  $  10.000
Accumulation unit value at end of period..................................  $   9.848  $  7.992   $  6.226  $  10.557
Number of accumulation units outstanding at end of period (in thousands)..          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   7.963  $  6.213   $ 10.550  $  10.000
Accumulation unit value at end of period..................................  $   9.797  $  7.963   $  6.213  $  10.550
Number of accumulation units outstanding at end of period (in thousands)..          5         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.944  $  6.204   $ 10.545  $  10.000
Accumulation unit value at end of period..................................  $   9.764  $  7.944   $  6.204  $  10.545
Number of accumulation units outstanding at end of period (in thousands)..          4         2          -          -


                                  APP I-321

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   15.181  $   10.635  $  9.298   $  9.730
Accumulation unit value at end of period..................................  $   16.084  $   15.181  $ 10.635   $  9.298
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   14.987  $   10.520  $  9.216   $  9.664
Accumulation unit value at end of period..................................  $   15.847  $   14.987  $ 10.520   $  9.216
Number of accumulation units outstanding at end of period (in thousands)..          16          13         6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   14.796  $   10.406  $  9.135   $  9.598
Accumulation unit value at end of period..................................  $   15.613  $   14.796  $ 10.406   $  9.135
Number of accumulation units outstanding at end of period (in thousands)..          12          16        18         20
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   18.948  $   13.113  $ 11.198   $ 11.409
Accumulation unit value at end of period..................................  $   20.005  $   18.948  $ 13.113   $ 11.198
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   20.852  $   14.452  $ 12.360   $ 12.235
Accumulation unit value at end of period..................................  $   21.981  $   20.852  $ 14.452   $ 12.360
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   18.527  $   12.867  $ 11.026   $ 10.937
Accumulation unit value at end of period..................................  $   19.492  $   18.527  $ 12.867   $ 11.026
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   18.350  $   12.763  $ 10.953   $ 10.881
Accumulation unit value at end of period..................................  $   19.276  $   18.350  $ 12.763   $ 10.953
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   20.945  $   14.589  $ 12.540   $ 12.475
Accumulation unit value at end of period..................................  $   21.969  $   20.945  $ 14.589   $ 12.540
Number of accumulation units outstanding at end of period (in thousands)..           5           6         5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   18.058  $   12.591  $ 10.833   $ 10.788
Accumulation unit value at end of period..................................  $   18.922  $   18.058  $ 12.591   $ 10.833
Number of accumulation units outstanding at end of period (in thousands)..           -           1         1          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   7.924  $  6.195   $ 10.541  $  10.000
Accumulation unit value at end of period..................................  $   9.730  $  7.924   $  6.195  $  10.541
Number of accumulation units outstanding at end of period (in thousands)..         15        19          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.886  $  6.177   $ 10.532  $  10.000
Accumulation unit value at end of period..................................  $   9.664  $  7.886   $  6.177  $  10.532
Number of accumulation units outstanding at end of period (in thousands)..          1         4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   7.848  $  6.160   $ 10.523  $  10.000
Accumulation unit value at end of period..................................  $   9.598  $  7.848   $  6.160  $  10.523
Number of accumulation units outstanding at end of period (in thousands)..         17        12          0          -
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   8.996  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  12.235  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   8.058  $  5.987   $  9.624  $  10.000
Accumulation unit value at end of period..................................  $  10.937  $  8.058   $  5.987  $   9.624
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   8.028  $  5.974   $  9.618  $  10.000
Accumulation unit value at end of period..................................  $  10.881  $  8.028   $  5.974  $   9.618
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   9.219  $  6.870   $ 11.078  $  11.388
Accumulation unit value at end of period..................................  $  12.475  $  9.219   $  6.870  $  11.078
Number of accumulation units outstanding at end of period (in thousands)..          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   7.980  $  5.953   $  9.608  $  10.000
Accumulation unit value at end of period..................................  $  10.788  $  7.980   $  5.953  $   9.608
Number of accumulation units outstanding at end of period (in thousands)..          0         0          -          -


                                  APP I-322

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   20.631  $   14.399  $ 12.401   $ 12.362
Accumulation unit value at end of period..................................  $   21.596  $   20.631  $ 14.399   $ 12.401
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   17.713  $   12.388  $ 10.690   $ 10.678
Accumulation unit value at end of period..................................  $   18.505  $   17.713  $ 12.388   $ 10.690
Number of accumulation units outstanding at end of period (in thousands)..           4           3         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   20.017  $   14.027  $ 12.129   $ 12.139
Accumulation unit value at end of period..................................  $   20.870  $   20.017  $ 14.027   $ 12.129
Number of accumulation units outstanding at end of period (in thousands)..           5           5         6          6
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   13.272  $   13.495  $ 12.581   $ 12.456
Accumulation unit value at end of period..................................  $   14.026  $   13.272  $ 13.495   $ 12.581
Number of accumulation units outstanding at end of period (in thousands)..           -           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   12.567  $   12.798  $ 11.948   $ 11.212
Accumulation unit value at end of period..................................  $   13.261  $   12.567  $ 12.798   $ 11.948
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   12.790  $   13.051  $ 12.210   $ 11.480
Accumulation unit value at end of period..................................  $   13.470  $   12.790  $ 13.051   $ 12.210
Number of accumulation units outstanding at end of period (in thousands)..          17          18        17         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   12.753  $   13.033  $ 12.211   $ 11.499
Accumulation unit value at end of period..................................  $   13.410  $   12.753  $ 13.033   $ 12.211
Number of accumulation units outstanding at end of period (in thousands)..          30          12        13          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   13.302  $   13.615  $ 12.775   $ 12.048
Accumulation unit value at end of period..................................  $   13.967  $   13.302  $ 13.615   $ 12.775
Number of accumulation units outstanding at end of period (in thousands)..           3          26        28         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   12.648  $   12.958  $ 12.171   $ 11.490
Accumulation unit value at end of period..................................  $   13.267  $   12.648  $ 12.958   $ 12.171
Number of accumulation units outstanding at end of period (in thousands)..           -           2         3          5

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   9.153  $  6.835   $ 11.043  $  11.375
Accumulation unit value at end of period..................................  $  12.362  $  9.153   $  6.835  $  11.043
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   7.922  $  5.928   $  9.596  $  10.000
Accumulation unit value at end of period..................................  $  10.678  $  7.922   $  5.928  $   9.596
Number of accumulation units outstanding at end of period (in thousands)..          2         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   9.024  $  6.766   $ 10.975  $  10.000
Accumulation unit value at end of period..................................  $  12.139  $  9.024   $  6.766  $  10.975
Number of accumulation units outstanding at end of period (in thousands)..          5         5          3          0
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.470  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.212  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.742  $  9.396   $ 10.233  $  10.000
Accumulation unit value at end of period..................................  $  11.480  $ 10.742   $  9.396  $  10.233
Number of accumulation units outstanding at end of period (in thousands)..         21        20          5          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.775  $  9.440   $ 10.296  $  10.000
Accumulation unit value at end of period..................................  $  11.499  $ 10.775   $  9.440  $  10.296
Number of accumulation units outstanding at end of period (in thousands)..          5         3         13         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  11.307  $  9.920   $ 10.836  $  10.000
Accumulation unit value at end of period..................................  $  12.048  $ 11.307   $  9.920  $  10.836
Number of accumulation units outstanding at end of period (in thousands)..         25         4          7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.794  $  9.480   $ 10.365  $  10.000
Accumulation unit value at end of period..................................  $  11.490  $ 10.794   $  9.480  $  10.365
Number of accumulation units outstanding at end of period (in thousands)..          6         3          -          -


                                  APP I-323

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   13.103  $   13.437  $ 12.634   $ 11.939
Accumulation unit value at end of period..................................  $   13.730  $   13.103  $ 13.437   $ 12.634
Number of accumulation units outstanding at end of period (in thousands)..          21          22        18         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   12.407  $   12.749  $ 12.011   $ 11.373
Accumulation unit value at end of period..................................  $   12.975  $   12.407  $ 12.749   $ 12.011
Number of accumulation units outstanding at end of period (in thousands)..          29          24        21         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   12.712  $   13.089  $ 12.356   $ 11.723
Accumulation unit value at end of period..................................  $   13.268  $   12.712  $ 13.089   $ 12.355
Number of accumulation units outstanding at end of period (in thousands)..          47          52        55         54
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.376  $   10.386  $ 10.386   $ 10.386
Accumulation unit value at end of period..................................  $   10.366  $   10.376  $ 10.386   $ 10.386
Number of accumulation units outstanding at end of period (in thousands)..          23          14        17          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   10.003  $   10.028  $ 10.043   $ 10.058
Accumulation unit value at end of period..................................  $    9.978  $   10.003  $ 10.028   $ 10.043
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.262  $   10.308  $ 10.344   $ 10.381
Accumulation unit value at end of period..................................  $   10.216  $   10.262  $ 10.308   $ 10.344
Number of accumulation units outstanding at end of period (in thousands)..           4          13        15         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.288  $   10.349  $ 10.401   $ 10.454
Accumulation unit value at end of period..................................  $   10.226  $   10.288  $ 10.349   $ 10.401
Number of accumulation units outstanding at end of period (in thousands)..          51          25        63         77
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.414  $   10.493  $ 10.561   $ 10.630
Accumulation unit value at end of period..................................  $   10.337  $   10.414  $ 10.493   $ 10.561
Number of accumulation units outstanding at end of period (in thousands)..          13          17        29         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $    9.888  $    9.973  $ 10.048   $ 10.123
Accumulation unit value at end of period..................................  $    9.805  $    9.888  $  9.973   $ 10.048
Number of accumulation units outstanding at end of period (in thousands)..          30          76        68         71

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  11.227  $  9.869   $ 10.802  $  10.000
Accumulation unit value at end of period..................................  $  11.939  $ 11.227   $  9.869  $  10.802
Number of accumulation units outstanding at end of period (in thousands)..         22        21         20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.716  $  9.439   $ 10.352  $  10.000
Accumulation unit value at end of period..................................  $  11.373  $ 10.716   $  9.439  $  10.352
Number of accumulation units outstanding at end of period (in thousands)..          6        28          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  11.068  $  9.769   $ 10.735  $  10.000
Accumulation unit value at end of period..................................  $  11.723  $ 11.068   $  9.769  $  10.735
Number of accumulation units outstanding at end of period (in thousands)..         67        47         12          0
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.073  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  10.058  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.417  $ 10.449   $ 10.292  $  10.000
Accumulation unit value at end of period..................................  $  10.381  $ 10.417   $ 10.449  $  10.292
Number of accumulation units outstanding at end of period (in thousands)..         13        11          9          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.506  $ 10.554   $ 10.411  $  10.000
Accumulation unit value at end of period..................................  $  10.454  $ 10.506   $ 10.554  $  10.411
Number of accumulation units outstanding at end of period (in thousands)..         71        46         20          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.699  $ 10.764   $ 10.634  $  10.225
Accumulation unit value at end of period..................................  $  10.630  $ 10.699   $ 10.764  $  10.634
Number of accumulation units outstanding at end of period (in thousands)..         10         9          4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.200  $ 10.271   $ 10.158  $  10.000
Accumulation unit value at end of period..................................  $  10.123  $ 10.200   $ 10.271  $  10.158
Number of accumulation units outstanding at end of period (in thousands)..         73        74          1          -


                                  APP I-324

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.258  $   10.356  $ 10.445   $ 10.534
Accumulation unit value at end of period..................................  $   10.161  $   10.258  $ 10.356   $ 10.445
Number of accumulation units outstanding at end of period (in thousands)..          30          26        24         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $    9.700  $    9.812  $  9.916   $ 10.020
Accumulation unit value at end of period..................................  $    9.589  $    9.700  $  9.812   $  9.915
Number of accumulation units outstanding at end of period (in thousands)..          74         103        93         87
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $    9.953  $   10.088  $ 10.215   $ 10.344
Accumulation unit value at end of period..................................  $    9.820  $    9.953  $ 10.088   $ 10.215
Number of accumulation units outstanding at end of period (in thousands)..          75          87       122        143
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   17.144  $   13.023  $ 11.160   $ 11.016
Accumulation unit value at end of period..................................  $   19.046  $   17.144  $ 13.023   $ 11.160
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $   17.045  $   12.967  $ 11.129   $ 11.396
Accumulation unit value at end of period..................................  $   18.908  $   17.045  $ 12.967   $ 11.129
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   16.913  $   12.893  $ 11.087   $ 11.377
Accumulation unit value at end of period..................................  $   18.725  $   16.913  $ 12.893   $ 11.087
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   16.816  $   12.837  $ 11.056   $ 11.362
Accumulation unit value at end of period..................................  $   18.589  $   16.816  $ 12.837   $ 11.056
Number of accumulation units outstanding at end of period (in thousands)..           4           4         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   16.719  $   12.782  $ 11.025   $ 11.347
Accumulation unit value at end of period..................................  $   18.453  $   16.719  $ 12.782   $ 11.025
Number of accumulation units outstanding at end of period (in thousands)..          12           9         8          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   16.654  $   12.746  $ 11.005   $ 11.337
Accumulation unit value at end of period..................................  $   18.364  $   16.654  $ 12.746   $ 11.005
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          0

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.624  $ 10.709   $ 10.601  $  10.213
Accumulation unit value at end of period..................................  $  10.534  $ 10.624   $ 10.709  $  10.601
Number of accumulation units outstanding at end of period (in thousands)..         57        40         17          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.126  $ 10.228   $ 10.145  $  10.000
Accumulation unit value at end of period..................................  $  10.020  $ 10.126   $ 10.228  $  10.145
Number of accumulation units outstanding at end of period (in thousands)..         74        31         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.474  $ 10.600   $ 10.536  $  10.000
Accumulation unit value at end of period..................................  $  10.344  $ 10.474   $ 10.600  $  10.536
Number of accumulation units outstanding at end of period (in thousands)..        134       199         98         21
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $  10.521  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.396  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $  10.519  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.377  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  10.518  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.362  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  10.516  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.347  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  10.516  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.337  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -


                                  APP I-325

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   16.590  $   12.709  $ 10.984   $ 11.327
Accumulation unit value at end of period..................................  $   18.275  $   16.590  $ 12.709   $ 10.984
Number of accumulation units outstanding at end of period (in thousands)..           9          10        21         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   16.462  $   12.637  $ 10.943   $ 11.308
Accumulation unit value at end of period..................................  $   18.098  $   16.462  $ 12.637   $ 10.943
Number of accumulation units outstanding at end of period (in thousands)..           1           0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   16.335  $   12.565  $ 10.903   $ 11.288
Accumulation unit value at end of period..................................  $   17.923  $   16.335  $ 12.565   $ 10.902
Number of accumulation units outstanding at end of period (in thousands)..          12          13        13         10
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   10.091  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.946  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          66           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $        -  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $        -  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $   10.091  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.938  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          70           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $   10.091  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.934  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          41           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $   10.091  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.931  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          30           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $   10.090  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.929  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          49           -         -          -

                                                                                    YEAR ENDING DECEMBER 31,
                                                                            --------------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  10.515  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.327  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         25         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  10.513  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.308  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  10.511  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  11.288  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          9         -          -          -
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -(e)
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -


                                  APP I-326

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                    2014        2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $   10.090  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.927  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          28           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $   10.090  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.922  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          14           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $   10.090  $        -  $      -   $      -
Accumulation unit value at end of period..................................  $   10.918  $        -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..          30           -         -          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                    2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $       -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -          -



(a) Pioneer Oak Ridge Small Cap Growth Fund merged into Oak Ridge Small Cap Growth Fund effective October 17, 2014.



(b) Russell LifePoints Strategy Fund Class R2 shares converted to Class R4 shares effective October 1, 2014.



(c) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 23, 2014.



(d) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.



(e) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.




                                  APP I-327

                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

 MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00% -- METHOD TWO
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  11.14      $  10.32      $   9.63      $  10.03
Accumulation unit value at end of period.....................      $  11.11      $  11.14      $  10.32      $   9.63
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  11.42      $  10.37      $   9.59      $  10.01
Accumulation unit value at end of period.....................      $  11.36      $  11.42      $  10.37      $   9.59
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  11.47      $  10.21      $   9.37      $   9.78
Accumulation unit value at end of period.....................      $  11.43      $  11.47      $  10.21      $   9.37
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  11.85      $  10.31      $   9.37      $   9.77
Accumulation unit value at end of period.....................      $  11.83      $  11.85      $  10.31      $   9.37
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  12.06      $  10.25      $   9.21      $   9.62
Accumulation unit value at end of period.....................      $  12.09      $  12.06      $  10.25      $   9.21
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  12.30      $  10.26      $   9.14      $   9.55
Accumulation unit value at end of period.....................      $  12.38      $  12.30      $  10.26      $   9.14
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  12.77      $  10.50      $   9.31      $   9.72
Accumulation unit value at end of period.....................      $  12.58      $  12.77      $  10.50      $   9.31
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period...............      $  12.60      $  10.30      $   9.09      $   9.52
Accumulation unit value at end of period.....................      $  12.17      $  12.60      $  10.30      $   9.09
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND
Accumulation unit value at beginning of period...............      $   9.40      $   7.19      $   6.27      $   6.39
Accumulation unit value at end of period.....................      $   8.94      $   9.40      $   7.19      $   6.27
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -



                                  APP I-328

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
Accumulation unit value at beginning of period...............      $  21.36      $  17.10      $  15.23      $  16.21
Accumulation unit value at end of period.....................      $  20.27      $  21.36      $  17.10      $  15.23
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN GLOBAL BOND FUND
Accumulation unit value at beginning of period...............      $   8.24      $   8.62      $   8.35      $   8.40
Accumulation unit value at end of period.....................      $   8.42      $   8.24      $   8.62      $   8.35
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Accumulation unit value at beginning of period...............      $  16.15      $  16.48      $  15.45      $  15.43
Accumulation unit value at end of period.....................      $  15.51      $  16.15      $  16.48      $  15.45
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period...............      $  10.90      $   8.44      $   7.57      $   8.21
Accumulation unit value at end of period.....................      $  11.15      $  10.90      $   8.44      $   7.57
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
Accumulation unit value at beginning of period...............      $   5.34      $   4.01      $   3.44      $   3.46
Accumulation unit value at end of period.....................      $   5.50      $   5.34      $   4.01      $   3.44
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN GROWTH FUND
Accumulation unit value at beginning of period...............      $  55.90      $  41.90      $  36.97      $  37.13
Accumulation unit value at end of period.....................      $  60.11      $  55.90      $  41.90      $  36.97
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN HIGH INCOME FUND
Accumulation unit value at beginning of period...............      $   9.38      $   9.50      $   8.60      $   8.73
Accumulation unit value at end of period.....................      $   8.95      $   9.38      $   9.50      $   8.60
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period...............      $  16.31      $  14.55      $  12.71      $  13.48
Accumulation unit value at end of period.....................      $  16.08      $  16.31      $  14.55      $  12.71
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...............      $  13.41      $  11.52      $  10.40      $  11.76
Accumulation unit value at end of period.....................      $  12.14      $  13.41      $  11.52      $  10.40
Number of accumulation units outstanding at end of
   period (in thousands).....................................             1             1             1             1
ALLIANCEBERNSTEIN VALUE FUND
Accumulation unit value at beginning of period...............      $  13.07      $   9.73      $   8.61      $   8.69
Accumulation unit value at end of period.....................      $  14.37      $  13.07      $   9.73      $   8.61
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANZGI NFJ DIVIDEND VALUE FUND
Accumulation unit value at beginning of period...............      $  15.90      $  12.64      $  11.37      $  11.26
Accumulation unit value at end of period.....................      $  17.13      $  15.90      $  12.64      $  11.37
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-329

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...............      $  23.12      $  21.38      $  17.94      $  18.80
Accumulation unit value at end of period.....................      $  21.36      $  23.12      $  21.38      $  17.94
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALLIANZGI NFJ SMALL-CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  33.16      $  28.43      $  27.82      $  28.99
Accumulation unit value at end of period.....................      $  25.74      $  33.16      $  28.43      $  27.82
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period...............      $  30.74      $  24.47      $  21.43      $  21.38
Accumulation unit value at end of period.....................      $  30.71      $  30.74      $  24.47      $  21.43
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period...............      $   8.58      $   7.82      $   7.27      $   7.14
Accumulation unit value at end of period.....................      $   8.75      $   8.58      $   7.82      $   7.27
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN CENTURY GROWTH FUND
Accumulation unit value at beginning of period...............      $  32.05      $  26.40      $  24.19      $  25.45
Accumulation unit value at end of period.....................      $  28.09      $  32.05      $  26.40      $  24.19
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN CENTURY HERITAGE GROWTH FUND
Accumulation unit value at beginning of period...............      $  24.47      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $  22.36      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             9             -             -             -
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
Accumulation unit value at beginning of period...............      $  11.49      $  13.13      $  12.69      $  13.02
Accumulation unit value at end of period.....................      $  11.59      $  11.49      $  13.13      $  12.69
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN CENTURY LARGE COMPANY VALUE FUND
Accumulation unit value at beginning of period...............      $   8.11      $   6.28      $   5.49      $   5.41
Accumulation unit value at end of period.....................      $   9.03      $   8.11      $   6.28      $   5.49
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN CENTURY ULTRA(R) FUND
Accumulation unit value at beginning of period...............      $  33.08      $  25.24      $  22.26      $  22.75
Accumulation unit value at end of period.....................      $  33.59      $  33.08      $  25.24      $  22.26
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS AMCAP FUND(R)
Accumulation unit value at beginning of period...............      $  26.88      $  21.38      $  18.56      $  18.67
Accumulation unit value at end of period.....................      $  27.41      $  26.88      $  21.38      $  18.56
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
Accumulation unit value at beginning of period...............      $  24.32      $  20.32      $  18.14      $  18.18
Accumulation unit value at end of period.....................      $  24.65      $  24.32      $  20.32      $  18.14
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-330

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
Accumulation unit value at beginning of period...............      $  34.60      $  28.19      $  25.72      $  25.26
Accumulation unit value at end of period.....................      $  36.90      $  34.60      $  28.19      $  25.72
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
Accumulation unit value at beginning of period...............      $  58.55      $  52.77      $  49.22      $  49.33
Accumulation unit value at end of period.....................      $  59.58      $  58.55      $  52.77      $  49.22
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME
   FUND(SM)
Accumulation unit value at beginning of period...............      $  45.07      $  36.99      $  31.95      $  32.92
Accumulation unit value at end of period.....................      $  45.82      $  45.07      $  36.99      $  31.95
Number of accumulation units outstanding at end of
   period (in thousands).....................................             1             2             2             2
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
Accumulation unit value at beginning of period...............      $  48.13      $  40.45      $  34.52      $  36.80
Accumulation unit value at end of period.....................      $  46.24      $  48.13      $  40.45      $  34.52
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
Accumulation unit value at beginning of period...............      $  51.87      $  40.70      $  35.32      $  35.53
Accumulation unit value at end of period.....................      $  51.94      $  51.87      $  40.70      $  35.32
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
Accumulation unit value at beginning of period...............      $  36.90      $  30.74      $  25.74      $  26.78
Accumulation unit value at end of period.....................      $  35.59      $  36.90      $  30.74      $  25.74
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
Accumulation unit value at beginning of period...............      $  12.40      $  12.95      $  12.55      $  12.57
Accumulation unit value at end of period.....................      $  12.81      $  12.40      $  12.95      $  12.55
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
Accumulation unit value at beginning of period...............      $  42.39      $  33.89      $  28.33      $  28.95
Accumulation unit value at end of period.....................      $  42.02      $  42.39      $  33.89      $  28.33
Number of accumulation units outstanding at end of
   period (in thousands).....................................            38            39            41            47
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
Accumulation unit value at beginning of period...............      $  20.58      $  18.01      $  16.71      $  16.59
Accumulation unit value at end of period.....................      $  21.51      $  20.58      $  18.01      $  16.71
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS THE INVESTMENT COMPANY
   OF AMERICA(R)
Accumulation unit value at beginning of period...............      $      -      $  30.09      $  27.03      $  27.17
Accumulation unit value at end of period.....................      $  36.97      $  33.12      $  30.09      $  27.03
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-331

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
Accumulation unit value at beginning of period...............      $  37.64      $  28.05      $  23.48      $  24.19
Accumulation unit value at end of period.....................      $  36.14      $  37.64      $  28.05      $  23.48
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
Accumulation unit value at beginning of period...............      $  39.18      $  31.02      $  28.24      $  27.82
Accumulation unit value at end of period.....................      $  40.67      $  39.18      $  31.02      $  28.24
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AMG MANAGERS CADENCE MID-CAP FUND
Accumulation unit value at beginning of period...............      $  33.14      $  25.29      $  23.33      $  24.42
Accumulation unit value at end of period.....................      $  30.22      $  33.14      $  25.29      $  23.33
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AVE MARIA GROWTH FUND
Accumulation unit value at beginning of period...............      $  30.19      $  23.71      $  20.67      $  20.92
Accumulation unit value at end of period.....................      $  28.24      $  30.19      $  23.71      $  20.67
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AVE MARIA OPPORTUNITY FUND
Accumulation unit value at beginning of period...............      $  14.08      $  11.38      $  10.99      $  11.13
Accumulation unit value at end of period.....................      $  12.10      $  14.08      $  11.38      $  10.99
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
AVE MARIA RISING DIVIDEND FUND
Accumulation unit value at beginning of period...............      $  17.56      $  13.49      $  12.68      $  12.77
Accumulation unit value at end of period.....................      $  17.72      $  17.56      $  13.49      $  12.68
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
Accumulation unit value at beginning of period...............      $  27.34      $  23.75      $  20.89      $  21.57
Accumulation unit value at end of period.....................      $  23.92      $  27.34      $  23.75      $  20.89
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK EQUITY DIVIDEND FUND
Accumulation unit value at beginning of period...............      $  24.28      $  19.89      $  18.15      $  17.87
Accumulation unit value at end of period.....................      $  24.90      $  24.28      $  19.89      $  18.15
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK FLEXIBLE EQUITY FUND
Accumulation unit value at beginning of period...............      $  14.45      $  11.82      $  10.74      $  10.91
Accumulation unit value at end of period.....................      $  12.23      $  14.45      $  11.82      $  10.74
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
Accumulation unit value at beginning of period...............      $  21.33      $  19.74      $  18.16      $  19.06
Accumulation unit value at end of period.....................      $  19.77      $  21.33      $  19.74      $  18.16
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK LARGE CAP CORE FUND
Accumulation unit value at beginning of period...............      $  16.23      $  12.16      $  10.83      $  10.88
Accumulation unit value at end of period.....................      $  18.06      $  16.23      $  12.16      $  10.83
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-332

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period...............      $  23.25      $  18.59      $  16.48      $  16.54
Accumulation unit value at end of period.....................      $  21.36      $  23.25      $  18.59      $  16.48
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO
Accumulation unit value at beginning of period...............      $  15.22      $  12.45      $  11.25      $  11.56
Accumulation unit value at end of period.....................      $  14.19      $  15.22      $  12.45      $  11.25
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK SMALL CAP GROWTH FUND II
Accumulation unit value at beginning of period...............      $  14.43      $  12.67      $  13.22      $  12.74
Accumulation unit value at end of period.....................      $  12.88      $  14.43      $  12.67      $  13.22
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
Accumulation unit value at beginning of period...............      $  10.37      $  10.90      $  10.79      $  10.87
Accumulation unit value at end of period.....................      $  10.70      $  10.37      $  10.90      $  10.79
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
Accumulation unit value at beginning of period...............      $  29.92      $  21.01      $  18.56      $  18.60
Accumulation unit value at end of period.....................      $  31.34      $  29.92      $  21.01      $  18.56
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
BMO MID-CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  16.14      $  13.35      $  11.81      $  11.99
Accumulation unit value at end of period.....................      $  15.86      $  16.14      $  13.35      $  11.81
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CALAMOS GLOBAL EQUITY FUND
Accumulation unit value at beginning of period...............      $  15.33      $  13.14      $  12.06      $      -
Accumulation unit value at end of period.....................      $  12.33      $  15.33      $  13.14      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CALVERT BOND PORTFOLIO
Accumulation unit value at beginning of period...............      $  15.52      $  16.32      $  15.78      $  15.78
Accumulation unit value at end of period.....................      $  16.08      $  15.52      $  16.32      $  15.78
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CALVERT EQUITY PORTFOLIO
Accumulation unit value at beginning of period...............      $  48.01      $  38.44      $  33.33      $  36.05
Accumulation unit value at end of period.....................      $  48.41      $  48.01      $  38.44      $  33.33
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
CALVERT INCOME FUND
Accumulation unit value at beginning of period...............      $  16.04      $  16.61      $  15.79      $  15.73
Accumulation unit value at end of period.....................      $  16.34      $  16.04      $  16.61      $  15.79
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS A
Accumulation unit value at beginning of period...............      $ 181.37      $ 126.44      $ 109.85      $ 113.93
Accumulation unit value at end of period.....................      $ 203.68      $ 181.37      $ 126.44      $ 109.85
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-333

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH FUND -- CLASS FI
Accumulation unit value at beginning of period...............      $ 181.78      $ 126.81      $ 110.19      $ 114.28
Accumulation unit value at end of period.....................      $ 204.24      $ 181.78      $ 126.81      $ 110.19
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CLEARBRIDGE ALL CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  16.48      $  14.02      $  12.66      $  12.70
Accumulation unit value at end of period.....................      $  16.06      $  16.48      $  14.02      $  12.66
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CLEARBRIDGE APPRECIATION FUND
Accumulation unit value at beginning of period...............      $  19.35      $  15.70      $  13.82      $  13.81
Accumulation unit value at end of period.....................      $  20.51      $  19.35      $  15.70      $  13.82
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CLEARBRIDGE MID CAP CORE FUND
Accumulation unit value at beginning of period...............      $  29.25      $  23.17      $  20.52      $  20.83
Accumulation unit value at end of period.....................      $  30.33      $  29.25      $  23.17      $  20.52
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CLEARBRIDGE SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  28.50      $  20.18      $  17.34      $  16.91
Accumulation unit value at end of period.....................      $  28.30      $  28.50      $  20.18      $  17.34
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CLEARBRIDGE SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  23.95      $  19.53      $  16.94      $  16.98
Accumulation unit value at end of period.....................      $  21.73      $  23.95      $  19.53      $  16.94
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
CLEARBRIDGE VALUE TRUST
Accumulation unit value at beginning of period...............      $  66.54      $  48.54      $  42.34      $  42.49
Accumulation unit value at end of period.....................      $  75.58      $  66.54      $  48.54      $  42.34
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
COLUMBIA ACORN(R) FUND
Accumulation unit value at beginning of period...............      $  35.78      $  29.36      $  26.63      $  28.32
Accumulation unit value at end of period.....................      $  30.30      $  35.78      $  29.36      $  26.63
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA CONTRARIAN CORE FUND
Accumulation unit value at beginning of period...............      $  20.50      $  16.09      $  13.72      $  14.08
Accumulation unit value at end of period.....................      $  21.53      $  20.50      $  16.09      $  13.72
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
Accumulation unit value at beginning of period...............      $  13.68      $  10.59      $   9.41      $   9.46
Accumulation unit value at end of period.....................      $  13.97      $  13.68      $  10.59      $   9.41
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA MARSICO 21ST CENTURY FUND
Accumulation unit value at beginning of period...............      $  18.91      $  13.31      $  11.91      $  12.18
Accumulation unit value at end of period.....................      $  20.57      $  18.91      $  13.31      $  11.91
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-334

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period...............      $  24.76      $  22.37      $  19.98      $  20.47
Accumulation unit value at end of period.....................      $  23.81      $  24.76      $  22.37      $  19.98
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA MID CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  17.89      $  14.80      $  12.80      $  12.83
Accumulation unit value at end of period.....................      $  17.02      $  17.89      $  14.80      $  12.80
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...............      $   7.65      $   6.25      $   5.38      $   5.35
Accumulation unit value at end of period.....................      $   6.97      $   7.65      $   6.25      $   5.38
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION
   FUND
Accumulation unit value at beginning of period...............      $  49.93      $  41.15      $  40.80      $  44.17
Accumulation unit value at end of period.....................      $  55.73      $  49.93      $  41.15      $  40.80
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
Accumulation unit value at beginning of period...............      $  25.79      $  20.89      $  19.39      $  20.16
Accumulation unit value at end of period.....................      $  28.63      $  25.79      $  20.89      $  19.39
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA SMALL CAP VALUE FUND I
Accumulation unit value at beginning of period...............      $  47.75      $  41.52      $  39.11      $  41.64
Accumulation unit value at end of period.....................      $  42.34      $  47.75      $  41.52      $  39.11
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
COLUMBIA SMALL/MID CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  10.47      $   8.45      $   7.18      $   7.24
Accumulation unit value at end of period.....................      $   9.54      $  10.47      $   8.45      $   7.18
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DAVIS FINANCIAL FUND
Accumulation unit value at beginning of period...............      $  39.20      $  30.41      $  26.36      $  29.27
Accumulation unit value at end of period.....................      $  39.59      $  39.20      $  30.41      $  26.36
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period...............      $  41.41      $  34.78      $  32.50      $  32.70
Accumulation unit value at end of period.....................      $  36.84      $  41.41      $  34.78      $  32.50
Number of accumulation units outstanding at end of
   period (in thousands).....................................             2             1             1             2
DELAWARE DIVERSIFIED INCOME FUND
Accumulation unit value at beginning of period...............      $   8.89      $   9.35      $   9.18      $      -
Accumulation unit value at end of period.....................      $   8.97      $   8.89      $   9.35      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DELAWARE EXTENDED DURATION BOND FUND
Accumulation unit value at beginning of period...............      $   6.23      $   6.79      $   6.50      $      -
Accumulation unit value at end of period.....................      $   6.62      $   6.23      $   6.79      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-335

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
DEUTSCHE CAPITAL GROWTH FUND
Accumulation unit value at beginning of period...............      $  74.01      $  58.83      $  51.44      $  52.52
Accumulation unit value at end of period.....................      $  71.77      $  74.01      $  58.83      $  51.44
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DEUTSCHE CROCI EQUITY DIVIDEND FUND
Accumulation unit value at beginning of period...............      $  42.88      $  34.58      $  31.60      $  31.78
Accumulation unit value at end of period.....................      $  46.19      $  42.88      $  34.58      $  31.60
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME
   FUND
Accumulation unit value at beginning of period...............      $  10.42      $  11.37      $   9.98      $  10.20
Accumulation unit value at end of period.....................      $   9.85      $  10.42      $  11.37      $   9.98
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DEUTSCHE GLOBAL GROWTH FUND
Accumulation unit value at beginning of period...............      $  29.46      $  23.47      $  20.10      $  21.50
Accumulation unit value at end of period.....................      $  28.72      $  29.46      $  23.47      $  20.10
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of period...............      $  43.48      $  32.94      $  29.76      $  30.44
Accumulation unit value at end of period.....................      $  45.47      $  43.48      $  32.94      $  29.76
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DREYFUS BOND MARKET INDEX FUND
Accumulation unit value at beginning of period...............      $  10.32      $  11.02      $  10.97      $  10.93
Accumulation unit value at end of period.....................      $  10.56      $  10.32      $  11.02      $  10.97
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of period...............      $  36.75      $  28.93      $  25.92      $  27.46
Accumulation unit value at end of period.....................      $  37.60      $  36.75      $  28.93      $  25.92
Number of accumulation units outstanding at end of
   period (in thousands).....................................             1             1             1             1
DREYFUS S&P 500 INDEX FUND
Accumulation unit value at beginning of period...............      $  48.85      $  38.41      $  34.37      $  34.90
Accumulation unit value at end of period.....................      $  51.70      $  48.85      $  38.41      $  34.37
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of period...............      $  29.63      $  21.95      $  19.74      $  20.22
Accumulation unit value at end of period.....................      $  28.94      $  29.63      $  21.95      $  19.74
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             1
EATON VANCE BALANCED FUND
Accumulation unit value at beginning of period...............      $   8.46      $   7.57      $   6.91      $   6.92
Accumulation unit value at end of period.....................      $   8.46      $   8.46      $   7.57      $   6.91
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
EATON VANCE DIVIDEND BUILDER FUND
Accumulation unit value at beginning of period...............      $  13.43      $  10.87      $   9.80      $   9.74
Accumulation unit value at end of period.....................      $  14.19      $  13.43      $  10.87      $   9.80
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-336

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period...............      $   6.06      $   6.00      $   5.66      $   5.72
Accumulation unit value at end of period.....................      $   5.86      $   6.06      $   6.00      $   5.66
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  23.91      $  19.50      $  17.13      $  17.15
Accumulation unit value at end of period.....................      $  18.73      $  23.91      $  19.50      $  17.13
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period...............      $  11.24      $   8.81      $   8.88      $   9.52
Accumulation unit value at end of period.....................      $  12.25      $  11.24      $   8.81      $   8.88
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
Accumulation unit value at beginning of period...............      $  22.96      $  17.03      $  15.40      $      -
Accumulation unit value at end of period.....................      $  23.32      $  22.96      $  17.03      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FEDERATED CLOVER SMALL VALUE FUND
Accumulation unit value at beginning of period...............      $  25.91      $  20.80      $  20.09      $      -
Accumulation unit value at end of period.....................      $  24.84      $  25.91      $  20.80      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FEDERATED EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of period...............      $  23.86      $  19.40      $  17.91      $  17.89
Accumulation unit value at end of period.....................      $  23.86      $  23.86      $  19.40      $  17.91
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FEDERATED KAUFMANN FUND
Accumulation unit value at beginning of period...............      $   6.17      $   5.02      $   4.65      $   4.93
Accumulation unit value at end of period.....................      $   5.78      $   6.17      $   5.02      $   4.65
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
Accumulation unit value at beginning of period...............      $  44.33      $  36.05      $  33.79      $  34.05
Accumulation unit value at end of period.....................      $  43.54      $  44.33      $  36.05      $  33.79
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FIDELITY(R) ADVISOR EQUITY GROWTH FUND
Accumulation unit value at beginning of period...............      $  82.80      $  61.16      $  53.64      $  54.86
Accumulation unit value at end of period.....................      $  91.63      $  82.80      $  61.16      $  53.64
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
Accumulation unit value at beginning of period...............      $  52.39      $  38.52      $  29.86      $  30.48
Accumulation unit value at end of period.....................      $  54.90      $  52.39      $  38.52      $  29.86
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
Accumulation unit value at beginning of period...............      $  35.55      $  28.30      $  17.57      $  17.96
Accumulation unit value at end of period.....................      $  35.35      $  35.55      $  28.30      $  17.57
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-337

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN CONSERVATIVE ALLOCATION FUND
Accumulation unit value at beginning of period...............      $  14.65      $  14.06      $  13.33      $  13.63
Accumulation unit value at end of period.....................      $  14.53      $  14.65      $  14.06      $  13.33
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period...............      $  65.18      $  50.61      $  44.64      $  45.00
Accumulation unit value at end of period.....................      $  74.69      $  65.18      $  50.61      $  44.64
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN GROWTH ALLOCATION FUND
Accumulation unit value at beginning of period...............      $  18.40      $  15.81      $  14.53      $  14.96
Accumulation unit value at end of period.....................      $  18.57      $  18.40      $  15.81      $  14.53
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period...............      $   2.42      $   2.24      $   2.10      $   2.12
Accumulation unit value at end of period.....................      $   2.40      $   2.42      $   2.24      $   2.10
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN MODERATE ALLOCATION FUND
Accumulation unit value at beginning of period...............      $  15.79      $  14.59      $  13.68      $  14.03
Accumulation unit value at end of period.....................      $  15.71      $  15.79      $  14.59      $  13.68
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN MUTUAL BEACON FUND
Accumulation unit value at beginning of period...............      $  16.80      $  13.28      $  11.61      $  11.67
Accumulation unit value at end of period.....................      $  16.47      $  16.80      $  13.28      $  11.61
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
Accumulation unit value at beginning of period...............      $  33.24      $  28.27      $  27.14      $  27.38
Accumulation unit value at end of period.....................      $  32.81      $  33.24      $  28.27      $  27.14
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of period...............      $  28.12      $  22.31      $  19.81      $  19.79
Accumulation unit value at end of period.....................      $  29.29      $  28.12      $  22.31      $  19.81
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  59.50      $  46.45      $  40.94      $  42.25
Accumulation unit value at end of period.....................      $  53.99      $  59.50      $  46.45      $  40.94
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
FRANKLIN STRATEGIC INCOME FUND
Accumulation unit value at beginning of period...............      $  10.46      $  10.68      $  10.09      $  10.33
Accumulation unit value at end of period.....................      $  10.00      $  10.46      $  10.68      $  10.09
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period...............      $   9.85      $  10.33      $  10.04      $  10.32
Accumulation unit value at end of period.....................      $  10.04      $   9.85      $  10.33      $  10.04
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-338

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
Accumulation unit value at beginning of period...............      $   9.12      $   8.95      $   8.79      $   9.02
Accumulation unit value at end of period.....................      $   9.01      $   9.12      $   8.95      $   8.79
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
GOLDMAN SACHS CAPITAL GROWTH FUND
Accumulation unit value at beginning of period...............      $  25.92      $  24.68      $  20.84      $  21.12
Accumulation unit value at end of period.....................      $  25.11      $  25.92      $  24.68      $  20.84
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period...............      $  14.52      $  15.08      $  15.42      $  15.63
Accumulation unit value at end of period.....................      $  14.90      $  14.52      $  15.08      $  15.42
Number of accumulation units outstanding at end of
   period (in thousands).....................................             1             1             1             1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period...............      $  27.94      $  22.91      $  20.66      $  22.04
Accumulation unit value at end of period.....................      $  24.83      $  27.94      $  22.91      $  20.66
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of period...............      $   7.12      $   7.29      $   6.85      $   6.99
Accumulation unit value at end of period.....................      $   6.72      $   7.12      $   7.29      $   6.85
Number of accumulation units outstanding at end of
   period (in thousands).....................................             2             7             2             3
GOLDMAN SACHS LARGE CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  16.68      $  12.66      $  10.74      $  10.89
Accumulation unit value at end of period.....................      $  17.62      $  16.68      $  12.66      $  10.74
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  44.08      $  39.03      $  33.36      $  34.13
Accumulation unit value at end of period.....................      $  41.25      $  44.08      $  39.03      $  33.36
Number of accumulation units outstanding at end of
   period (in thousands).....................................            40            36            35            41
GOLDMAN SACHS SATELLITE STRATEGIES
Accumulation unit value at beginning of period...............      $      -      $   8.22      $   7.39      $   7.70
Accumulation unit value at end of period.....................      $   7.89      $   8.16      $   8.22      $   7.39
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  53.23      $  42.31      $  38.90      $  38.46
Accumulation unit value at end of period.....................      $  52.32      $  53.23      $  42.31      $  38.90
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  19.94      $  15.47      $  13.46      $  14.23
Accumulation unit value at end of period.....................      $  20.31      $  19.94      $  15.47      $  13.46
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD MODERATE ALLOCATION FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  12.95      $  11.94      $  10.98      $  11.21
Accumulation unit value at end of period.....................      $  11.78      $  12.95      $  11.94      $  10.98
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-339

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MODERATE ALLOCATION FUND -- CLASS R5
Accumulation unit value at beginning of period...............      $  12.95      $  11.94      $  10.98      $  11.21
Accumulation unit value at end of period.....................      $  11.78      $  12.95      $  11.94      $  10.98
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of period...............      $  16.91      $  12.63      $  11.16      $  11.77
Accumulation unit value at end of period.....................      $  16.67      $  16.91      $  12.63      $  11.16
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO AMERICAN VALUE FUND
Accumulation unit value at beginning of period...............      $  39.55      $  31.77      $  27.27      $  26.64
Accumulation unit value at end of period.....................      $  39.20      $  39.55      $  31.77      $  27.27
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO COMSTOCK FUND
Accumulation unit value at beginning of period...............      $  23.77      $  17.81      $  15.21      $  15.23
Accumulation unit value at end of period.....................      $  25.52      $  23.77      $  17.81      $  15.21
Number of accumulation units outstanding at end of
   period (in thousands).....................................           122           137           154           178
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period...............      $  10.66      $   9.19      $   8.32      $   8.27
Accumulation unit value at end of period.....................      $  10.36      $  10.66      $   9.19      $   8.32
Number of accumulation units outstanding at end of
   period (in thousands).....................................           259           263           265           301
INVESCO EUROPEAN GROWTH FUND
Accumulation unit value at beginning of period...............      $  39.44      $  32.94      $  28.22      $  30.13
Accumulation unit value at end of period.....................      $  34.70      $  39.44      $  32.94      $  28.22
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO GROWTH AND INCOME FUND
Accumulation unit value at beginning of period...............      $  27.02      $  20.94      $  18.57      $  18.36
Accumulation unit value at end of period.....................      $  26.54      $  27.02      $  20.94      $  18.57
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period...............      $  33.85      $  28.84      $  25.30      $  26.43
Accumulation unit value at end of period.....................      $  32.22      $  33.85      $  28.84      $  25.30
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO MID CAP CORE EQUITY FUND
Accumulation unit value at beginning of period...............      $  25.20      $  21.37      $  21.02      $  22.14
Accumulation unit value at end of period.....................      $  23.52      $  25.20      $  21.37      $  21.02
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO MID CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  37.45      $  28.02      $  25.07      $  27.93
Accumulation unit value at end of period.....................      $  36.70      $  37.45      $  28.02      $  25.07
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of period...............      $  21.68      $  24.42      $  22.89      $  22.68
Accumulation unit value at end of period.....................      $  26.46      $  21.68      $  24.42      $  22.89
Number of accumulation units outstanding at end of
   period (in thousands).....................................             2             2             2             2


                                  APP I-340

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP DISCOVERY FUND
Accumulation unit value at beginning of period...............      $  11.87      $  10.09      $   9.63      $  10.88
Accumulation unit value at end of period.....................      $  10.42      $  11.87      $  10.09      $   9.63
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period...............      $  17.00      $  13.24      $  12.19      $  12.10
Accumulation unit value at end of period.....................      $  15.16      $  17.00      $  13.24      $  12.19
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  39.68      $  30.00      $  27.71      $  28.68
Accumulation unit value at end of period.....................      $  35.95      $  39.68      $  30.00      $  27.71
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  21.66      $  16.36      $  15.43      $  16.82
Accumulation unit value at end of period.....................      $  19.64      $  21.66      $  16.36      $  15.43
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
INVESCO VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period...............      $  13.94      $  10.63      $   9.13      $   9.06
Accumulation unit value at end of period.....................      $  14.60      $  13.94      $  10.63      $   9.13
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
IVY ASSET STRATEGY FUND
Accumulation unit value at beginning of period...............      $  32.08      $  25.93      $  22.30      $  24.16
Accumulation unit value at end of period.....................      $  25.55      $  32.08      $  25.93      $  22.30
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
IVY GLOBAL NATURAL RESOURCES FUND
Accumulation unit value at beginning of period...............      $  18.62      $  17.21      $  17.20      $  18.34
Accumulation unit value at end of period.....................      $  16.17      $  18.62      $  17.21      $  17.20
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  17.95      $  14.81      $  13.43      $  13.60
Accumulation unit value at end of period.....................      $  18.60      $  17.95      $  14.81      $  13.43
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
IVY SCIENCE & TECHNOLOGY FUND
Accumulation unit value at beginning of period...............      $  54.67      $  36.86      $  29.26      $  32.45
Accumulation unit value at end of period.....................      $  55.87      $  54.67      $  36.86      $  29.26
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JANUS BALANCED FUND
Accumulation unit value at beginning of period...............      $  29.96      $  26.22      $  24.48      $  25.03
Accumulation unit value at end of period.....................      $  30.55      $  29.96      $  26.22      $  24.48
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JANUS ENTERPRISE FUND
Accumulation unit value at beginning of period...............      $  80.63      $  65.32      $  57.60      $  57.72
Accumulation unit value at end of period.....................      $  84.95      $  80.63      $  65.32      $  57.60
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-341

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
JANUS FLEXIBLE BOND FUND
Accumulation unit value at beginning of period...............      $  10.37      $  10.82      $  10.55      $  10.68
Accumulation unit value at end of period.....................      $  10.56      $  10.37      $  10.82      $  10.55
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JANUS FORTY FUND
Accumulation unit value at beginning of period...............      $  40.48      $  37.95      $  30.77      $  32.20
Accumulation unit value at end of period.....................      $  29.38      $  40.48      $  37.95      $  30.77
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JANUS OVERSEAS FUND
Accumulation unit value at beginning of period...............      $  36.73      $  34.03      $  31.28      $  39.11
Accumulation unit value at end of period.....................      $  31.44      $  36.73      $  34.03      $  31.28
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN CORE BOND FUND
Accumulation unit value at beginning of period...............      $  11.48      $  12.07      $  11.85      $  11.83
Accumulation unit value at end of period.....................      $  11.76      $  11.48      $  12.07      $  11.85
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period...............      $  44.63      $  34.76      $  32.77      $  33.94
Accumulation unit value at end of period.....................      $  42.63      $  44.63      $  34.76      $  32.77
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  14.43      $  10.81      $  10.55      $  10.83
Accumulation unit value at end of period.....................      $  13.23      $  14.43      $  10.81      $  10.55
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  27.05      $  20.58      $  17.27      $  17.06
Accumulation unit value at end of period.....................      $  26.60      $  27.05      $  20.58      $  17.27
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
Accumulation unit value at beginning of period...............      $  17.23      $  16.10      $  14.66      $  14.94
Accumulation unit value at end of period.....................      $  17.65      $  17.23      $  16.10      $  14.66
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
Accumulation unit value at beginning of period...............      $  17.85      $  16.25      $  14.55      $  14.84
Accumulation unit value at end of period.....................      $  18.31      $  17.85      $  16.25      $  14.55
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
Accumulation unit value at beginning of period...............      $  17.22      $  15.39      $  13.58      $  13.96
Accumulation unit value at end of period.....................      $  17.74      $  17.22      $  15.39      $  13.58
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
Accumulation unit value at beginning of period...............      $  18.50      $  16.08      $  14.04      $  14.42
Accumulation unit value at end of period.....................      $  19.07      $  18.50      $  16.08      $  14.04
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-342

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
Accumulation unit value at beginning of period...............      $  17.68      $  15.20      $  13.16      $  13.58
Accumulation unit value at end of period.....................      $  18.26      $  17.68      $  15.20      $  13.16
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
Accumulation unit value at beginning of period...............      $  18.96      $  16.07      $  13.89      $  14.28
Accumulation unit value at end of period.....................      $  19.56      $  18.96      $  16.07      $  13.89
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
Accumulation unit value at beginning of period...............      $  17.92      $  15.28      $  13.20      $  13.62
Accumulation unit value at end of period.....................      $  18.51      $  17.92      $  15.28      $  13.20
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
Accumulation unit value at beginning of period...............      $  17.89      $  15.27      $  13.20      $  13.63
Accumulation unit value at end of period.....................      $  18.48      $  17.89      $  15.27      $  13.20
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
Accumulation unit value at beginning of period...............      $  19.58      $  16.41      $  15.66      $      -
Accumulation unit value at end of period.....................      $  20.42      $  19.58      $  16.41      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             1             -             -             -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
Accumulation unit value at beginning of period...............      $  17.14      $  16.37      $  15.24      $  15.48
Accumulation unit value at end of period.....................      $  17.53      $  17.14      $  16.37      $  15.24
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of period...............      $  15.78      $  15.53      $  14.43      $  15.20
Accumulation unit value at end of period.....................      $  14.61      $  15.78      $  15.53      $  14.43
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of period...............      $  15.62      $  14.90      $  13.81      $  14.19
Accumulation unit value at end of period.....................      $  14.28      $  15.62      $  14.90      $  13.81
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of period...............      $  18.98      $  17.69      $  16.18      $  16.59
Accumulation unit value at end of period.....................      $  17.22      $  18.98      $  17.69      $  16.18
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LIFEPATH(R) 2025 PORTFOLIO
Accumulation unit value at beginning of period...............      $  13.10      $  12.19      $  11.29      $      -
Accumulation unit value at end of period.....................      $  12.78      $  13.10      $  12.19      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LIFEPATH(R) 2035 PORTFOLIO
Accumulation unit value at beginning of period...............      $  13.77      $  12.51      $  11.45      $      -
Accumulation unit value at end of period.....................      $  13.41      $  13.77      $  12.51      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-343

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2045 PORTFOLIO
Accumulation unit value at beginning of period...............      $  14.39      $  12.75      $  11.55      $      -
Accumulation unit value at end of period.....................      $  14.04      $  14.39      $  12.75      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LIFEPATH(R) 2055 PORTFOLIO
Accumulation unit value at beginning of period...............      $  14.62      $  12.73      $  11.46      $      -
Accumulation unit value at end of period.....................      $  14.30      $  14.62      $  12.73      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period...............      $  10.69      $  10.84      $  10.50      $  10.92
Accumulation unit value at end of period.....................      $   9.99      $  10.69      $  10.84      $  10.50
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LKCM AQUINAS GROWTH FUND
Accumulation unit value at beginning of period...............      $  21.44      $  18.53      $  16.86      $  17.30
Accumulation unit value at end of period.....................      $  17.21      $  21.44      $  18.53      $  16.86
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LKCM AQUINAS VALUE FUND
Accumulation unit value at beginning of period...............      $  17.99      $  14.18      $  12.72      $  12.73
Accumulation unit value at end of period.....................      $  16.87      $  17.99      $  14.18      $  12.72
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LOOMIS SAYLES BOND FUND
Accumulation unit value at beginning of period...............      $  15.05      $  15.01      $  13.84      $  14.34
Accumulation unit value at end of period.....................      $  14.71      $  15.05      $  15.01      $  13.84
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LORD ABBETT AFFILIATED FUND, INC.
Accumulation unit value at beginning of period...............      $  15.57      $  12.02      $  10.54      $  10.55
Accumulation unit value at end of period.....................      $  16.27      $  15.57      $  12.02      $  10.54
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LORD ABBETT BOND-DEBENTURE FUND, INC.
Accumulation unit value at beginning of period...............      $   8.15      $   8.14      $   7.63      $   7.70
Accumulation unit value at end of period.....................      $   7.93      $   8.15      $   8.14      $   7.63
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LORD ABBETT CALIBRATED DIVIDEND AND GROWTH FUND
Accumulation unit value at beginning of period...............      $  15.42      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $  14.84      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LORD ABBETT DEVELOPING GROWTH FUND
Accumulation unit value at beginning of period...............      $  25.77      $  19.92      $  19.65      $  21.27
Accumulation unit value at end of period.....................      $  22.20      $  25.77      $  19.92      $  19.65
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LORD ABBETT FUNDAMENTAL EQUITY FUND
Accumulation unit value at beginning of period...............      $  15.31      $  13.16      $  12.11      $  12.51
Accumulation unit value at end of period.....................      $  13.47      $  15.31      $  13.16      $  12.11
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-344

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period...............      $  14.11      $  11.76      $  10.49      $  11.25
Accumulation unit value at end of period.....................      $  12.63      $  14.11      $  11.76      $  10.49
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
LORD ABBETT VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period...............      $  20.60      $  16.58      $      -      $      -
Accumulation unit value at end of period.....................      $  19.57      $  20.60      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSACHUSETTS INVESTORS TRUST
Accumulation unit value at beginning of period...............      $  27.53      $  21.34      $  18.56      $  18.92
Accumulation unit value at end of period.....................      $  28.61      $  27.53      $  21.34      $  18.56
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
Accumulation unit value at beginning of period...............      $ 11.720      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 11.600      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2015 FUND
Accumulation unit value at beginning of period...............      $ 11.720      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 11.390      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
Accumulation unit value at beginning of period...............      $ 12.200      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 12.160      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
Accumulation unit value at beginning of period...............      $ 12.420      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 12.070      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
Accumulation unit value at beginning of period...............      $ 12.860      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 12.440      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
Accumulation unit value at beginning of period...............      $ 10.016      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 10.255      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
Accumulation unit value at beginning of period...............      $ 12.820      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 12.280      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2045 FUND
Accumulation unit value at beginning of period...............      $ 12.840      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 12.430      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-345

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2050 FUND
Accumulation unit value at beginning of period...............      $  9.820      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $  8.910      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
Accumulation unit value at beginning of period...............      $ 10.580      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 10.380      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
Accumulation unit value at beginning of period...............      $ 10.990      $      -      $      -      $      -
Accumulation unit value at end of period.....................      $ 10.900      $      -      $      -      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) CORE EQUITY FUND
Accumulation unit value at beginning of period...............      $  26.86      $  20.16      $  17.38      $  17.62
Accumulation unit value at end of period.....................      $  27.52      $  26.86      $  20.16      $  17.38
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of period...............      $   9.92      $  10.48      $  10.58      $  10.50
Accumulation unit value at end of period.....................      $  10.16      $   9.92      $  10.48      $  10.58
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             -             -
MFS(R) GROWTH FUND
Accumulation unit value at beginning of period...............      $  65.15      $  48.56      $  41.46      $  42.38
Accumulation unit value at end of period.....................      $  67.90      $  65.15      $  48.56      $  41.46
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period...............      $  28.34      $  23.98      $  19.44      $  20.54
Accumulation unit value at end of period.....................      $  27.21      $  28.34      $  23.98      $  19.44
Number of accumulation units outstanding at end of
   period (in thousands).....................................             1             1             1             1
MFS(R) INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period...............      $  33.57      $  26.92      $  23.65      $  24.54
Accumulation unit value at end of period.....................      $  32.89      $  33.57      $  26.92      $  23.65
Number of accumulation units outstanding at end of
   period (in thousands).....................................            19            21            23            27
MFS(R) NEW DISCOVERY FUND
Accumulation unit value at beginning of period...............      $  26.90      $  20.93      $  17.32      $  22.70
Accumulation unit value at end of period.....................      $  23.01      $  26.90      $  20.93      $  17.32
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period...............      $  10.67      $  11.11      $  10.69      $  10.70
Accumulation unit value at end of period.....................      $  10.90      $  10.67      $  11.11      $  10.69
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) RESEARCH INTERNATIONAL FUND
Accumulation unit value at beginning of period...............      $  17.69      $  15.11      $  13.19      $  14.19
Accumulation unit value at end of period.....................      $  16.09      $  17.69      $  15.11      $  13.19
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-346

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY FUND
Accumulation unit value at beginning of period...............      $  22.87      $  16.91      $  14.80      $  15.44
Accumulation unit value at end of period.....................      $  24.36      $  22.87      $  16.91      $  14.80
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period...............      $  17.58      $  15.22      $  14.02      $  14.07
Accumulation unit value at end of period.....................      $  18.20      $  17.58      $  15.22      $  14.02
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period...............      $  20.84      $  18.60      $  16.93      $  17.09
Accumulation unit value at end of period.....................      $  21.51      $  20.84      $  18.60      $  16.93
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
MFS(R) VALUE FUND
Accumulation unit value at beginning of period...............      $  33.11      $  25.28      $  22.32      $  22.40
Accumulation unit value at end of period.....................      $  34.84      $  33.11      $  25.28      $  22.32
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
Accumulation unit value at beginning of period...............      $  22.75      $  18.34      $  16.70      $  16.73
Accumulation unit value at end of period.....................      $  21.13      $  22.75      $  18.34      $  16.70
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
NUVEEN SMALL CAP INDEX FUND
Accumulation unit value at beginning of period...............      $      -      $  11.51      $  10.42      $  10.43
Accumulation unit value at end of period.....................      $  14.62      $  14.96      $  11.51      $  10.42
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
Accumulation unit value at beginning of period...............      $  25.15      $  21.13      $  21.50      $  23.47
Accumulation unit value at end of period.....................      $  22.08      $  25.15      $  21.13      $  21.50
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER CAPITAL INCOME FUND
Accumulation unit value at beginning of period...............      $   9.63      $   9.11      $   8.53      $   8.70
Accumulation unit value at end of period.....................      $   9.78      $   9.63      $   9.11      $   8.53
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER EQUITY FUND
Accumulation unit value at beginning of period...............      $  12.33      $   9.56      $   8.51      $   8.69
Accumulation unit value at end of period.....................      $  13.83      $  12.33      $   9.56      $   8.51
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of period...............      $  31.49      $  25.51      $  23.38      $      -
Accumulation unit value at end of period.....................      $  32.11      $  31.49      $  25.51      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period...............      $  78.78      $  64.50      $  54.04      $  57.85
Accumulation unit value at end of period.....................      $  76.02      $  78.78      $  64.50      $  54.04
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-347

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
Accumulation unit value at beginning of period...............      $   4.13      $   4.36      $   4.07      $   4.14
Accumulation unit value at end of period.....................      $   4.05      $   4.13      $   4.36      $   4.07
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Accumulation unit value at beginning of period...............      $  16.44      $  31.51      $  34.68      $  43.47
Accumulation unit value at end of period.....................      $  13.57      $  16.44      $  31.51      $  34.68
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period...............      $   6.08      $   6.58      $   6.21      $   6.45
Accumulation unit value at end of period.....................      $   5.92      $   6.08      $   6.58      $   6.21
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
Accumulation unit value at beginning of period...............      $  14.89      $  12.06      $  10.32      $      -
Accumulation unit value at end of period.....................      $  13.87      $  14.89      $  12.06      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period...............      $  38.35      $  30.88      $  25.69      $  27.15
Accumulation unit value at end of period.....................      $  35.28      $  38.35      $  30.88      $  25.69
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER MAIN STREET FUND(R)
Accumulation unit value at beginning of period...............      $  48.46      $  37.08      $  32.16      $  31.96
Accumulation unit value at end of period.....................      $  47.89      $  48.46      $  37.08      $  32.16
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER MAIN STREET MID CAP FUND(R)
Accumulation unit value at beginning of period...............      $  30.64      $  22.98      $  19.84      $  19.98
Accumulation unit value at end of period.....................      $  29.50      $  30.64      $  22.98      $  19.84
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER MAIN STREET SELECT FUND(R)
Accumulation unit value at beginning of period...............      $  18.35      $  14.25      $  12.37      $  12.30
Accumulation unit value at end of period.....................      $  19.64      $  18.35      $  14.25      $  12.37
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER REAL ESTATE FUND
Accumulation unit value at beginning of period...............      $  23.13      $  22.83      $  20.11      $  19.96
Accumulation unit value at end of period.....................      $  28.63      $  23.13      $  22.83      $  20.11
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  44.35      $  32.41      $  29.63      $  30.05
Accumulation unit value at end of period.....................      $  48.72      $  44.35      $  32.41      $  29.63
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PERKINS MID CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  23.34      $  21.28      $  20.17      $  22.08
Accumulation unit value at end of period.....................      $  20.16      $  23.34      $  21.28      $  20.17
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-348

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND FUND
Accumulation unit value at beginning of period...............      $  10.70      $  12.50      $  11.25      $  11.33
Accumulation unit value at end of period.....................      $  10.14      $  10.70      $  12.50      $  11.25
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period...............      $  10.97      $  12.27      $  11.79      $  12.20
Accumulation unit value at end of period.....................      $  10.92      $  10.97      $  12.27      $  11.79
Number of accumulation units outstanding at end of
   period (in thousands).....................................             7             7            10             9
PIMCO TOTAL RETURN FUND
Accumulation unit value at beginning of period...............      $  10.69      $  11.24      $  10.87      $  10.91
Accumulation unit value at end of period.....................      $  10.66      $  10.69      $  11.24      $  10.87
Number of accumulation units outstanding at end of
   period (in thousands).....................................            34            39            43            56
PIMCO TOTAL RETURN III FUND
Accumulation unit value at beginning of period...............      $   9.38      $   9.89      $   9.64      $      -
Accumulation unit value at end of period.....................      $   9.30      $   9.38      $   9.89      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIONEER EMERGING MARKETS FUND
Accumulation unit value at beginning of period...............      $  23.90      $  24.52      $  22.22      $  24.61
Accumulation unit value at end of period.....................      $  19.01      $  23.90      $  24.52      $  22.22
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIONEER EQUITY INCOME FUND
Accumulation unit value at beginning of period...............      $  34.13      $  27.98      $  26.44      $  26.19
Accumulation unit value at end of period.....................      $  34.36      $  34.13      $  27.98      $  26.44
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIONEER FUND
Accumulation unit value at beginning of period...............      $  39.18      $  32.45      $  38.62      $  39.02
Accumulation unit value at end of period.....................      $  36.67      $  39.18      $  32.45      $  38.62
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIONEER HIGH YIELD FUND
Accumulation unit value at beginning of period...............      $  10.67      $  10.33      $   9.46      $   9.67
Accumulation unit value at end of period.....................      $   9.74      $  10.67      $  10.33      $   9.46
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  25.74      $  21.61      $  19.66      $  19.92
Accumulation unit value at end of period.....................      $  26.28      $  25.74      $  21.61      $  19.66
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIONEER SELECT MID CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  39.10      $  28.35      $  26.59      $  26.84
Accumulation unit value at end of period.....................      $  37.00      $  39.10      $  28.35      $  26.59
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period...............      $  10.81      $  11.28      $  10.63      $  10.88
Accumulation unit value at end of period.....................      $  10.73      $  10.81      $  11.28      $  10.63
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-349

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
Accumulation unit value at beginning of period...............      $  17.15      $  15.96      $  14.87      $  16.03
Accumulation unit value at end of period.....................      $  16.42      $  17.15      $  15.96      $  14.87
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
Accumulation unit value at beginning of period...............      $  38.84      $  31.23      $  27.79      $  28.29
Accumulation unit value at end of period.....................      $  38.11      $  38.84      $  31.23      $  27.79
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Accumulation unit value at beginning of period...............      $  49.49      $  45.09      $  48.49      $      -
Accumulation unit value at end of period.....................      $  39.62      $  49.49      $  45.09      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period...............      $  20.47      $  16.99      $  15.01      $  14.94
Accumulation unit value at end of period.....................      $  21.04      $  20.47      $  16.99      $  15.01
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period...............      $  40.17      $  32.86      $  27.21      $  30.46
Accumulation unit value at end of period.....................      $  33.89      $  40.17      $  32.86      $  27.21
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PUTNAM INVESTORS FUND
Accumulation unit value at beginning of period...............      $  19.43      $  14.55      $  12.61      $  12.69
Accumulation unit value at end of period.....................      $  21.91      $  19.43      $  14.55      $  12.61
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PUTNAM MULTI-CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  75.98      $  55.88      $  48.08      $  49.32
Accumulation unit value at end of period.....................      $  76.32      $  75.98      $  55.88      $  48.08
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
PUTNAM SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...............      $  29.20      $  19.79      $  17.39      $  17.49
Accumulation unit value at end of period.....................      $  29.78      $  29.20      $  19.79      $  17.39
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period...............      $  16.65      $  14.14      $  12.37      $  12.19
Accumulation unit value at end of period.....................      $  16.81      $  16.65      $  14.14      $  12.37
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period...............      $  13.51      $  11.66      $   9.75      $  10.82
Accumulation unit value at end of period.....................      $  13.56      $  13.51      $  11.66      $   9.75
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period...............      $  17.55      $  13.60      $  12.19      $  13.08
Accumulation unit value at end of period.....................      $  14.91      $  17.55      $  13.60      $  12.19
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-350

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
Accumulation unit value at beginning of period...............      $  12.40      $  10.53      $   9.90      $  10.07
Accumulation unit value at end of period.....................      $  10.71      $  12.40      $  10.53      $   9.90
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ROYCE VALUE FUND
Accumulation unit value at beginning of period...............      $  10.65      $   9.14      $   8.95      $  10.12
Accumulation unit value at end of period.....................      $   8.90      $  10.65      $   9.14      $   8.95
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
T. ROWE PRICE EQUITY INCOME FUND
Accumulation unit value at beginning of period...............      $  32.72      $  26.36      $  22.98      $  22.78
Accumulation unit value at end of period.....................      $  32.67      $  32.72      $  26.36      $  22.98
Number of accumulation units outstanding at end of
   period (in thousands).....................................             2             -             -             -
T. ROWE PRICE GROWTH STOCK FUND
Accumulation unit value at beginning of period...............      $  50.94      $  36.78      $  31.08      $  31.77
Accumulation unit value at end of period.....................      $  50.16      $  50.94      $  36.78      $  31.08
Number of accumulation units outstanding at end of
   period (in thousands).....................................             1             -             -             -
T. ROWE PRICE RETIREMENT 2010 FUND
Accumulation unit value at beginning of period...............      $  17.64      $  16.32      $  14.89      $  15.36
Accumulation unit value at end of period.....................      $  17.55      $  17.64      $  16.32      $  14.89
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
T. ROWE PRICE RETIREMENT 2020 FUND
Accumulation unit value at beginning of period...............      $  20.12      $  17.65      $  15.71      $  16.20
Accumulation unit value at end of period.....................      $  20.42      $  20.12      $  17.65      $  15.71
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
T. ROWE PRICE RETIREMENT 2030 FUND
Accumulation unit value at beginning of period...............      $  22.30      $  18.70      $  16.35      $  16.86
Accumulation unit value at end of period.....................      $  22.70      $  22.30      $  18.70      $  16.35
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
T. ROWE PRICE RETIREMENT 2040 FUND
Accumulation unit value at beginning of period...............      $  23.13      $  18.88      $  16.40      $  16.91
Accumulation unit value at end of period.....................      $  23.63      $  23.13      $  18.88      $  16.40
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
T. ROWE PRICE RETIREMENT 2050 FUND
Accumulation unit value at beginning of period...............      $  12.89      $  10.54      $   9.15      $   9.48
Accumulation unit value at end of period.....................      $  13.22      $  12.89      $  10.54      $   9.15
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
T. ROWE PRICE RETIREMENT BALANCED FUND
Accumulation unit value at beginning of period...............      $  14.78      $  13.94      $  12.94      $  13.13
Accumulation unit value at end of period.....................      $  14.84      $  14.78      $  13.94      $  12.94
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TEMPLETON DEVELOPING MARKETS TRUST
Accumulation unit value at beginning of period...............      $  22.86      $  23.61      $  21.21      $  22.67
Accumulation unit value at end of period.....................      $  17.09      $  22.86      $  23.61      $  21.21
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-351

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period...............      $   8.31      $   6.87      $   5.92      $   6.59
Accumulation unit value at end of period.....................      $   6.97      $   8.31      $   6.87      $   5.92
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TEMPLETON GLOBAL BOND FUND
Accumulation unit value at beginning of period...............      $  13.14      $  13.38      $  12.41      $  13.26
Accumulation unit value at end of period.....................      $  12.46      $  13.14      $  13.38      $  12.41
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Accumulation unit value at beginning of period...............      $  23.32      $  18.72      $  15.57      $  16.77
Accumulation unit value at end of period.....................      $  20.58      $  23.32      $  18.72      $  15.57
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TEMPLETON GROWTH FUND, INC.
Accumulation unit value at beginning of period...............      $  24.97      $  19.43      $  16.29      $  17.35
Accumulation unit value at end of period.....................      $  23.81      $  24.97      $  19.43      $  16.29
Number of accumulation units outstanding at end of
   period (in thousands).....................................             2             2             2             2
THE HARTFORD BALANCED INCOME FUND
Accumulation unit value at beginning of period...............      $  13.11      $  12.15      $  11.20      $  11.06
Accumulation unit value at end of period.....................      $  13.55      $  13.11      $  12.15      $  11.20
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  50.21      $  36.88      $  30.86      $  32.68
Accumulation unit value at end of period.....................      $  40.90      $  50.21      $  36.88      $  30.86
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
Accumulation unit value at beginning of period...............      $  50.77      $  37.21      $  31.15      $  33.09
Accumulation unit value at end of period.....................      $  41.54      $  50.77      $  37.21      $  31.15
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD CONSERVATIVE ALLOCATION
   FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  10.68      $  10.95      $  10.56      $  10.69
Accumulation unit value at end of period.....................      $  10.02      $  10.68      $  10.95      $  10.56
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD CONSERVATIVE ALLOCATION
   FUND -- CLASS R5
Accumulation unit value at beginning of period...............      $  10.67      $  10.96      $  10.57      $  10.71
Accumulation unit value at end of period.....................      $  10.01      $  10.67      $  10.96      $  10.57
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD DIVIDEND AND GROWTH FUND
Accumulation unit value at beginning of period...............      $  25.21      $  20.86      $  19.10      $  18.84
Accumulation unit value at end of period.....................      $  25.59      $  25.21      $  20.86      $  19.10
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-352

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
Accumulation unit value at beginning of period...............      $  12.57      $  11.42      $  10.35      $  10.64
Accumulation unit value at end of period.....................      $  10.91      $  12.57      $  11.42      $  10.35
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  14.64      $  12.24      $  10.88      $  11.18
Accumulation unit value at end of period.....................      $  11.27      $  14.64      $  12.24      $  10.88
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
Accumulation unit value at beginning of period...............      $  14.69      $  12.28      $  10.92      $  11.25
Accumulation unit value at end of period.....................      $  11.33      $  14.69      $  12.28      $  10.92
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period...............      $  41.15      $  31.70      $  25.10      $  26.89
Accumulation unit value at end of period.....................      $  38.80      $  41.15      $  31.70      $  25.10
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD HEALTHCARE FUND
Accumulation unit value at beginning of period...............      $  31.95      $  21.37      $  17.82      $  17.70
Accumulation unit value at end of period.....................      $  37.88      $  31.95      $  21.37      $  17.82
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD HIGH YIELD FUND
Accumulation unit value at beginning of period...............      $   7.65      $   7.62      $   7.37      $      -
Accumulation unit value at end of period.....................      $   7.45      $   7.65      $   7.62      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD INFLATION PLUS FUND
Accumulation unit value at beginning of period...............      $  10.64      $  12.18      $  11.95      $  12.37
Accumulation unit value at end of period.....................      $  10.64      $  10.64      $  12.18      $  11.95
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
Accumulation unit value at beginning of period...............      $  18.35      $  13.80      $  11.15      $  12.20
Accumulation unit value at end of period.....................      $  13.42      $  18.35      $  13.80      $  11.15
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD MIDCAP VALUE FUND
Accumulation unit value at beginning of period...............      $  16.56      $  13.59      $  11.05      $  11.28
Accumulation unit value at end of period.....................      $  15.84      $  16.56      $  13.59      $  11.05
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD SMALL COMPANY FUND
Accumulation unit value at beginning of period...............      $  25.96      $  20.13      $  18.71      $  20.60
Accumulation unit value at end of period.....................      $  23.39      $  25.96      $  20.13      $  18.71
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  10.56      $  11.02      $  10.90      $  10.92
Accumulation unit value at end of period.....................      $  10.66      $  10.56      $  11.02      $  10.90
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-353

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
Accumulation unit value at beginning of period...............      $  10.56      $  11.01      $  10.90      $  10.92
Accumulation unit value at end of period.....................      $  10.66      $  10.56      $  11.01      $  10.90
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THORNBURG CORE GROWTH FUND -- CLASS R3
Accumulation unit value at beginning of period...............      $  27.28      $  19.15      $  15.78      $  15.29
Accumulation unit value at end of period.....................      $  27.28      $  27.28      $  19.15      $  15.78
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THORNBURG CORE GROWTH FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  27.42      $  19.23      $  15.83      $  15.33
Accumulation unit value at end of period.....................      $  27.45      $  27.42      $  19.23      $  15.83
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R3
Accumulation unit value at beginning of period...............      $  31.40      $  27.47      $  24.08      $  25.60
Accumulation unit value at end of period.....................      $  26.85      $  31.40      $  27.47      $  24.08
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THORNBURG INTERNATIONAL VALUE FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  31.24      $  27.33      $  23.95      $  25.47
Accumulation unit value at end of period.....................      $  26.68      $  31.24      $  27.33      $  23.95
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THORNBURG VALUE FUND -- CLASS R3
Accumulation unit value at beginning of period...............      $  44.88      $  32.19      $  29.09      $  30.74
Accumulation unit value at end of period.....................      $  49.81      $  44.88      $  32.19      $  29.09
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
THORNBURG VALUE FUND -- CLASS R4
Accumulation unit value at beginning of period...............      $  45.30      $  32.43      $  29.27      $  30.93
Accumulation unit value at end of period.....................      $  50.28      $  45.30      $  32.43      $  29.27
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TIAA-CREF BOND INDEX FUND
Accumulation unit value at beginning of period...............      $  10.54      $  11.00      $  10.80      $      -
Accumulation unit value at end of period.....................      $  10.92      $  10.54      $  11.00      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TIAA-CREF EQUITY INDEX FUND
Accumulation unit value at beginning of period...............      $  14.33      $  10.96      $   9.95      $      -
Accumulation unit value at end of period.....................      $  15.74      $  14.33      $  10.96      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
Accumulation unit value at beginning of period...............      $  19.15      $  14.61      $  13.30      $      -
Accumulation unit value at end of period.....................      $  20.99      $  19.15      $  14.61      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
Accumulation unit value at beginning of period...............      $  16.52      $  13.08      $  12.11      $      -
Accumulation unit value at end of period.....................      $  17.91      $  16.52      $  13.08      $      -
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-354

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
Accumulation unit value at beginning of period...............      $  18.48      $  15.05      $  13.34      $  13.41
Accumulation unit value at end of period.....................      $  18.75      $  18.48      $  15.05      $  13.34
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
UBS DYNAMIC ALPHA FUND
Accumulation unit value at beginning of period...............      $   7.15      $   6.77      $   6.04      $   6.11
Accumulation unit value at end of period.....................      $   7.12      $   7.15      $   6.77      $   6.04
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period...............      $  10.50      $   9.64      $   8.78      $   9.45
Accumulation unit value at end of period.....................      $  11.15      $  10.50      $   9.64      $   8.78
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
UBS U.S. ALLOCATION FUND
Accumulation unit value at beginning of period...............      $  37.05      $  30.59      $  27.34      $  27.89
Accumulation unit value at end of period.....................      $  40.54      $  37.05      $  30.59      $  27.34
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period...............      $  21.82      $  16.65      $  14.46      $  14.40
Accumulation unit value at end of period.....................      $  20.64      $  21.82      $  16.65      $  14.46
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
VICTORY ESTABLISHED VALUE FUND
Accumulation unit value at beginning of period...............      $  34.43      $  27.49      $  25.35      $  25.84
Accumulation unit value at end of period.....................      $  33.67      $  34.43      $  27.49      $  25.35
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of period...............      $  41.81      $  31.94      $  27.60      $  28.36
Accumulation unit value at end of period.....................      $  41.19      $  41.81      $  31.94      $  27.60
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
VICTORY SMALL COMPANY OPPORTUNITY FUND
Accumulation unit value at beginning of period...............      $  40.22      $  32.30      $  30.24      $  29.82
Accumulation unit value at end of period.....................      $  39.23      $  40.22      $  32.30      $  30.24
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period...............      $  20.95      $  16.03      $  14.55      $  14.77
Accumulation unit value at end of period.....................      $  22.33      $  20.95      $  16.03      $  14.55
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             0             0             0
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
Accumulation unit value at beginning of period...............      $  14.03      $  12.82      $  11.92      $  12.22
Accumulation unit value at end of period.....................      $  13.69      $  14.03      $  12.82      $  11.92
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
WELLS FARGO ADVANTAGE CORE BOND FUND
Accumulation unit value at beginning of period...............      $  12.58      $  13.21      $  13.17      $  13.40
Accumulation unit value at end of period.....................      $  13.10      $  12.58      $  13.21      $  13.17
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -


                                  APP I-355

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
Accumulation unit value at beginning of period...............      $  21.04      $  21.60      $  19.26      $  20.93
Accumulation unit value at end of period.....................      $  19.80      $  21.04      $  21.60      $  19.26
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period...............      $  11.99      $  10.18      $   9.20      $   9.82
Accumulation unit value at end of period.....................      $  10.87      $  11.99      $  10.18      $   9.20
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
WELLS FARGO ADVANTAGE UTILITY AND
   TELECOMMUNICATIONS FUND
Accumulation unit value at beginning of period...............      $  16.56      $  14.34      $  13.50      $  13.20
Accumulation unit value at end of period.....................      $  18.91      $  16.56      $  14.34      $  13.50
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Accumulation unit value at beginning of period...............      $  26.58      $  22.30      $  19.73      $  20.88
Accumulation unit value at end of period.....................      $  26.83      $  26.58      $  22.30      $  19.73
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period...............      $  20.69      $  15.19      $  13.10      $  13.51
Accumulation unit value at end of period.....................      $  22.63      $  20.69      $  15.19      $  13.10
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period...............      $  28.84      $  25.89      $  25.89      $  26.99
Accumulation unit value at end of period.....................      $  23.49      $  28.84      $  25.89      $  25.89
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...............      $  25.44      $  21.30      $  19.58      $  19.47
Accumulation unit value at end of period.....................      $  27.45      $  25.44      $  21.30      $  19.58
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD DISCIPLINED EQUITY HLS FUND
Accumulation unit value at beginning of period...............      $  18.27      $  13.58      $  11.73      $  11.84
Accumulation unit value at end of period.....................      $  20.88      $  18.27      $  13.58      $  11.73
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...............      $  26.99      $  21.42      $  19.30      $  19.26
Accumulation unit value at end of period.....................      $  26.38      $  26.99      $  21.42      $  19.30
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD GLOBAL GROWTH HLS FUND
Accumulation unit value at beginning of period...............      $  22.16      $  16.38      $  13.34      $  14.24
Accumulation unit value at end of period.....................      $  23.56      $  22.16      $  16.38      $  13.34
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -(a)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...............      $  39.79      $  29.38      $  23.22      $  24.86
Accumulation unit value at end of period.....................      $  37.93      $  39.79      $  29.38      $  23.22
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -(b)


                                  APP I-356

                                                                                YEAR ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
SUB-ACCOUNT                                                          2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
Accumulation unit value at beginning of period...............      $  25.07      $  17.71      $  14.74      $  14.63
Accumulation unit value at end of period.....................      $  29.23      $  25.07      $  17.71      $  14.74
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period...............      $  25.46      $  19.10      $  16.56      $  17.21
Accumulation unit value at end of period.....................      $  22.24      $  25.46      $  19.10      $  16.56
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period...............      $  32.17      $  25.14      $  21.47      $  21.87
Accumulation unit value at end of period.....................      $  27.44      $  32.17      $  25.14      $  21.47
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...............      $  11.27      $  11.91      $  11.55      $  11.43
Accumulation unit value at end of period.....................      $  11.56      $  11.27      $  11.91      $  11.55
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...............      $   9.99      $   1.00      $   1.00      $   1.00
Accumulation unit value at end of period.....................      $   9.98      $   9.99      $   1.00      $   1.00
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -
HARTFORD VALUE HLS FUND
Accumulation unit value at beginning of period...............      $  15.38      $  11.85      $  10.36      $  10.38
Accumulation unit value at end of period.....................      $  16.88      $  15.38      $  11.85      $  10.36
Number of accumulation units outstanding at end of
   period (in thousands).....................................             -             -             -             -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 23, 2014.



(b) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.




                                  APP I-357

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS STANDARD (SERIES A-II)
ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




-  AB 2010 Retirement Strategy -- Class A


-  AB 2015 Retirement Strategy -- Class A


-  AB 2020 Retirement Strategy -- Class A


-  AB 2025 Retirement Strategy -- Class A


-  AB 2030 Retirement Strategy -- Class A


-  AB 2035 Retirement Strategy -- Class A


-  AB 2040 Retirement Strategy -- Class A


-  AB 2045 Retirement Strategy -- Class A


-  AB 2050 Retirement Strategy -- Class A


-  AB 2055 Retirement Strategy -- Class A


-  AB Discovery Value Fund -- Class A


-  AB Global Bond Fund -- Class A


-  AB High Income Fund -- Class A


-  AB International Growth Fund -- Class A


-  AB International Value Fund -- Class A


-  Alger Capital Appreciation Institutional Fund -- Class I


-  Alger Mid Cap Growth Institutional Fund -- Class I


-  Alger Small Cap Growth Institutional Fund -- Class I


-  AllianzGI NFJ Dividend Value Fund -- Class A


-  AllianzGI NFJ International Value Fund -- Class A


-  American Century Diversified Bond Fund -- Class A


-  American Century Equity Growth Fund -- Class A


-  American Century Equity Income Fund -- Class A


-  American Century Growth Fund -- Class A


-  American Century Heritage Fund -- Class A


-  American Century Mid Cap Value Fund -- Class A


-  American Century Prime Money Market Fund -- Class A


-  American Century Small Cap Value Fund -- Class A


-  American Funds AMCAP Fund(R) -- Class R3


-  American Funds American Mutual Fund(R) -- Class R3


-  American Funds Capital Income Builder(R) -- Class R3


-  American Funds Capital World Growth and Income Fund(S)(M) -- Class R3


-  American Funds EuroPacific Growth Fund(R) -- Class R3


-  American Funds Fundamental Investors Fund(SM) -- Class R3


-  American Funds New Perspective Fund(R) -- Class R3


-  American Funds The Bond Fund of America(R) -- Class R3


-  American Funds The Growth Fund of America(R) -- Class R3


-  American Funds The Income Fund of America(R) -- Class R3


-  American Funds The Investment Company of America(R) -- Class R3


-  American Funds The New Economy Fund(R) -- Class R3


-  American Funds Washington Mutual Investors Fund(SM) -- Class R3


-  Ave Maria Growth Fund


-  Ave Maria Opportunity Fund


-  Ave Maria Rising Dividend Fund


-  BlackRock Capital Appreciation Fund, Inc. -- Investor A


-  BlackRock Equity Dividend Fund -- Investor A


-  BlackRock Flexible Equity Fund -- Investor A

- BlackRock Global Allocation Fund, Inc. -- Investor A


- BlackRock International Opportunity Fund -- Class A


- BlackRock LifePath(R) 2020 Fund -- Investor A Shares


- BlackRock LifePath(R) 2025 Fund -- Investor A Shares


- BlackRock LifePath(R) 2030 Fund -- Investor A Shares


- BlackRock LifePath(R) 2035 Fund -- Investor A Shares


- BlackRock LifePath(R) 2040 Fund -- Investor A Shares


- BlackRock LifePath(R) 2045 Fund -- Investor A Shares


- BlackRock LifePath(R) 2050 Fund -- Investor A Shares


- BlackRock LifePath(R) 2055 Fund -- Investor A Shares


- BlackRock LifePath(R) Retirement Fund -- Investor A Shares


- BlackRock Mid Cap Value Opportunities Fund -- Investor A


- BlackRock Small Cap Growth Fund II -- Investor A


- Calamos Global Equity Fund -- Class A


- Calamos International Growth Fund -- Class A


- Calvert Bond Portfolio -- Class A


- Calvert Equity Portfolio -- Class A


- Calvert Income Fund -- Class A


- ClearBridge Appreciation Fund -- Class A


- ClearBridge Mid Cap Core Fund -- Class A


- ClearBridge Small Cap Growth Fund -- Class A


- ClearBridge Small Cap Growth Fund -- Class FI


- Columbia Acorn(R) Fund -- Class A


- Columbia Contrarian Core Fund -- Class A


- Columbia Diversified Equity Income Fund -- Class R4


- Columbia Marsico 21st Century Fund -- Class A


- Columbia Marsico Growth Fund -- Class A


- Columbia Mid Cap Value Fund -- Class A


- Columbia Seligman Communications and Information Fund -- Class A


- Columbia Seligman Global Technology Fund -- Class A


- Columbia Small Cap Core Fund -- Class A


- Columbia Small Cap Value Fund I -- Class A


- Columbia Small/Mid Cap Value Fund -- Class R4


- Davis New York Venture Fund -- Class A


- Delaware Diversified Income Fund -- Class A


- Delaware Extended Duration Bond Fund -- Class A


- Deutsche Capital Growth Fund -- Class A


- Deutsche Enhanced Emerging Markets Fixed Income Fund -- Class A


- Deutsche Global Growth Fund -- Class A


- Domini Social Equity Fund(R) -- Investor Class


- Dreyfus Bond Market Index Fund -- Class INV


- Dreyfus Midcap Index Fund, Inc.


- Dreyfus Smallcap Stock Index Fund


- Dreyfus S&P 500 Index Fund


- Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A


- Eaton Vance Balanced Fund -- Class A


- Eaton Vance Dividend Builder Fund -- Class A


- Eaton Vance Income Fund of Boston -- Class A


- Eaton Vance Large-Cap Value Fund -- Class A


- Eaton Vance Worldwide Health Sciences Fund -- Class A


- Federated Clover Small Value Fund -- Class A


- Federated Equity Income Fund, Inc. -- Class A


- Federated Kaufmann Fund -- Class R


- Fidelity Advisor(R) Leveraged Company Stock Fund -- Class T


- Fidelity Advisor(R) Real Estate Fund -- Class T


- Franklin Conservative Allocation Fund -- Class A


- Franklin Growth Allocation Fund -- Class A


- Franklin Growth Fund -- Class A


- Franklin High Income Fund -- Class A


- Franklin Income Fund -- Class A


- Franklin Moderate Allocation Fund -- Class A


- Franklin Mutual Beacon Fund -- Class A


- Franklin Mutual Global Discovery Fund -- Class A


- Franklin Mutual Shares Fund -- Class A


- Franklin Small Cap Value Fund -- Class A


- Franklin Strategic Income Fund -- Class A


- Franklin Total Return Fund -- Class A


- Frost Growth Equity Fund -- Class A


- Frost Value Equity Fund -- Class A


- Goldman Sachs Absolute Return Tracker -- Class A


- Goldman Sachs Government Income Fund -- Class A


- Goldman Sachs Growth Opportunities Fund -- Class A


- Goldman Sachs High Yield Fund -- Class A


- Goldman Sachs Large Cap Value Fund -- Class A


- Goldman Sachs Mid Cap Value Fund -- Class A


- Goldman Sachs Satellite Strategies -- Class A


- Goldman Sachs Small Cap Value Fund -- Class A


- Goldman Sachs Small/Mid Cap Growth Fund -- Class A


- Hartford Balanced Income Fund -- Class R4


- Hartford Capital Appreciation Fund -- Class R4


- Hartford Checks and Balances Fund -- Class R4


- Hartford Conservative Allocation Fund -- Class R4


- Hartford Dividend and Growth Fund -- Class R4


- Hartford Equity Income Fund -- Class R4


- Hartford Global All-Asset Fund -- Class R4


- Hartford Global Capital Appreciation Fund -- Class R4


- Hartford Growth Allocation Fund -- Class R4


- Hartford Growth Opportunities Fund -- Class R4


- Hartford Healthcare Fund -- Class R4


- Hartford High Yield Fund -- Class R4


- Hartford Inflation Plus Fund -- Class R4


- Hartford International Opportunities Fund -- Class R4


- Hartford International Small Company Fund -- Class R4


- Hartford Midcap Fund -- Class R4


- Hartford MidCap Value Fund -- Class R4


- Hartford Moderate Allocation Fund -- Class R4


- Hartford Small Company Fund -- Class R4


- Hartford Total Return Bond Fund -- Class R4


- HIMCO VIT Index Fund -- Class IB


- Invesco American Franchise Fund -- Class A


- Invesco American Value Fund -- Class A

- Invesco Comstock Fund -- Class A


- Invesco Developing Markets Fund -- Class A


- Invesco Equity and Income Fund -- Class A


- Invesco Growth and Income Fund -- Class A


- Invesco International Growth Fund -- Class A


- Invesco Mid Cap Growth Fund -- Class A


- Invesco Real Estate Fund -- Class A


- Invesco Small Cap Discovery Fund -- Class A


- Invesco Small Cap Equity Fund -- Class A


- Invesco Small Cap Growth Fund -- Class A


- Invesco Small Cap Value Fund -- Class A


- Ivy Asset Strategy Fund -- Class Y


- Ivy Global Natural Resources Fund -- Class Y


- Ivy Large Cap Growth Fund -- Class Y


- Ivy Science & Technology Fund -- Class Y


- Janus Balanced Fund -- Class S


- Janus Enterprise Fund -- Class S


- Janus Forty Fund -- Class S


- Janus Overseas Fund -- Class S


- JPMorgan Core Bond Fund -- Class A


- JPMorgan Large Cap Growth Fund -- Class A


- JPMorgan Prime Money Market Fund -- Reserve Shares


- JPMorgan Small Cap Equity Fund -- Class A


- JPMorgan Small Cap Growth Fund -- Class A


- JPMorgan Small Cap Value Fund -- Class A


- JPMorgan SmartRetirement(R) 2015 Fund -- Class A


- JPMorgan SmartRetirement(R) 2020 Fund -- Class A


- JPMorgan SmartRetirement(R) 2025 Fund -- Class A


- JPMorgan SmartRetirement(R) 2030 Fund -- Class A


- JPMorgan SmartRetirement(R) 2035 Fund -- Class A


- JPMorgan SmartRetirement(R) 2040 Fund -- Class A


- JPMorgan SmartRetirement(R) 2045 Fund -- Class A


- JPMorgan SmartRetirement(R) 2050 Fund -- Class A


- JPMorgan SmartRetirement(R) 2055 Fund -- Class A


- JPMorgan SmartRetirement(R) Income Fund -- Class A


- JPMorgan U.S. Equity Fund -- Class A


- LKCM Aquinas Growth Fund


- LKCM Aquinas Value Fund


- Loomis Sayles Bond Fund -- Class ADM


- Lord Abbett Affiliated Fund, Inc. -- Class A


- Lord Abbett Calibrated Dividend Growth Fund -- Class A


- Lord Abbett Developing Growth Fund -- Class A


- Lord Abbett Fundamental Equity Fund -- Class A


- Lord Abbett Growth Opportunities Fund -- Class A


- Lord Abbett International Core Equity Fund -- Class A


- Lord Abbett Total Return Fund -- Class A


- Lord Abbett Value Opportunities Fund -- Class A


- Massachusetts Investors Trust -- Class R3


- MassMutual Premier Disciplined Growth Fund -- Class R4


- MassMutual RetireSMART(SM) 2010 Fund -- Class R4


- MassMutual RetireSMART(SM) 2015 Fund -- Class R4


- MassMutual RetireSMART(SM) 2020 Fund -- Class R4


- MassMutual RetireSMART(SM) 2025 Fund -- Class R4


- MassMutual RetireSMART(SM) 2030 Fund -- Class R4


- MassMutual RetireSMART(SM) 2035 Fund -- Class R4


- MassMutual RetireSMART(SM) 2040 Fund -- Class R4


- MassMutual RetireSMART(SM) 2045 Fund -- Class R4


- MassMutual RetireSMART(SM) 2050 Fund -- Class R4


- MassMutual RetireSMART(SM) 2055 Fund -- Class R4


- MassMutual RetireSMART(SM) in Retirement Fund -- Class R4


- MassMutual Select Blue Chip Growth Fund -- Class R4


- MassMutual Select Diversified Value Fund -- Class R4


- MassMutual Select Focused Value Fund -- Class R4


- MassMutual Select Fundamental Value Fund -- Class R4


- MassMutual Select Growth Opportunities Fund -- Class R4


- MassMutual Select Mid Cap Growth Equity II Fund -- Class R4


- MassMutual Select Overseas Fund -- Class R4


- MassMutual Select Strategic Bond Fund -- Class R4


- MassMutual Select Total Return Bond Fund -- Class R4


- MFS(R) Emerging Markets Debt Fund -- Class R3


- MFS(R) Government Securities Fund -- Class R3


- MFS(R) Growth Fund -- Class R3


- MFS(R) International Growth Fund -- Class R3


- MFS(R) International Value Fund -- Class R3


- MFS(R) New Discovery Fund -- Class R3


- MFS(R) Research International Fund -- Class R3


- MFS(R) Technology Fund -- Class R3


- MFS(R) Total Return Bond Fund -- Class R3


- MFS(R) Total Return Fund -- Class R3


- MFS(R) Utilities Fund -- Class R3


- MFS(R) Value Fund -- Class R3


- MM MSCI EAFE(R) International Index Fund -- Class R4


- MM Russell 2000(R) Small Cap Index Fund -- Class R4


- MM S&P 500(R) Index Fund -- Class R4


- MM S&P(R) Mid Cap Index Fund -- Class R4


- Neuberger Berman Socially Responsive Fund -- Class A


- Nuveen Equity Index Fund -- Class A


- Nuveen Mid Cap Growth Opportunities Fund -- Class A


- Nuveen Mid Cap Index Fund -- Class A


- Nuveen Santa Barbara Dividend Growth Fund -- Class A


- Nuveen Small Cap Index Fund -- Class A


- Nuveen Small Cap Select Fund -- Class A


- Nuveen Tradewinds International Value -- Class A


- Oak Ridge Small Cap Growth Fund -- Class A


- Oppenheimer Developing Markets Fund -- Class A


- Oppenheimer Equity Income Fund -- Class A


- Oppenheimer Global Fund -- Class A

- Oppenheimer Global Strategic Income Fund -- Class A


- Oppenheimer Gold & Special Minerals Fund -- Class A


- Oppenheimer International Bond Fund -- Class A


- Oppenheimer International Diversified Fund -- Class A


- Oppenheimer International Growth Fund -- Class A


- Oppenheimer Main Street Mid Cap Fund(R) -- Class A


- Oppenheimer Main Street Select Fund(R) -- Class A


- Oppenheimer Real Estate Fund -- Class A


- Oppenheimer Rising Dividends Fund -- Class A


- Oppenheimer Small- & Mid- Cap Value Fund -- Class A


- Perkins Mid Cap Value Fund -- Class S


- PIMCO Real Return Fund -- Class A


- PIMCO Total Return Fund -- Class A


- PIMCO Total Return III Fund -- Class Admin


- Pioneer Disciplined Value Fund -- Class A


- Pioneer Emerging Markets Fund -- Class A


- Pioneer Equity Income Fund -- Class A


- Pioneer Fundamental Growth Fund -- Class A


- Pioneer Fund -- Class A


- Pioneer Mid Cap Value Fund -- Class A


- Pioneer Strategic Income Fund -- Class A


- Prudential Jennison 20/20 Focus Fund -- Class A


- Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A


- Prudential Jennison Natural Resources Fund, Inc. -- Class A


- Putnam Equity Income Fund -- Class A


- Putnam High Yield Advantage Fund -- Class A


- Putnam International Capital Opportunities Fund -- Class A


- RidgeWorth Large Cap Value Equity Fund -- Class A


- RidgeWorth Mid-Cap Value Equity Fund -- Class A


- RidgeWorth Small Cap Value Equity Fund -- Class A


- RidgeWorth Total Return Bond Fund -- Class A


- Royce Total Return Fund -- Class K


- Royce Value Fund -- Class K


- Russell LifePoints(R) Balanced Strategy Fund -- Class R4


- Russell LifePoints(R) Conservative Strategy Fund -- Class R4


- Russell LifePoints(R) Equity Growth Strategy Fund -- Class R4


- Russell LifePoints(R) Growth Strategy Fund -- Class R4


- Russell LifePoints(R) Moderate Strategy Fund -- Class R4


- Templeton Foreign Fund -- Class A


- Templeton Global Bond Fund -- Class A


- Templeton Global Opportunities Trust -- Class A


- Thornburg Core Growth Fund -- Class R4


- Thornburg International Value Fund -- Class R4


- Thornburg Value Fund -- Class R4


- TIAA-CREF Bond Index Fund -- Retirement Class


- TIAA-CREF Equity Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Value Index Fund -- Retirement Class


- Timothy Plan Large/Mid-Cap Value Fund -- Class A


- T. Rowe Price Equity Income Fund -- Class R


- T. Rowe Price Growth Stock Fund, Inc. -- Class R


- UBS Dynamic Alpha Fund -- Class A


- UBS Global Allocation Fund -- Class A


- Victory Diversified Stock Fund -- Class A


- Victory Munder Mid-Cap Core Growth Fund -- Class A


- Victory Special Value Fund -- Class A


- Victory Sycamore Established Value Fund -- Class A


- Victory Sycamore Small Company Opportunity Fund -- Class A


- Wells Fargo Advantage Asset Allocation Fund -- Class A


- Wells Fargo Advantage Emerging Markets Equity Fund -- Class A


- Wells Fargo Advantage International Equity Fund -- Class A


- Wells Fargo Advantage Utility and Telecommunications Fund -- Class A



       For more information on the underlying Funds see the section entitled "The Funds."

       For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

       Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

       The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               7
FEE TABLE..........................................................................................................               9
SUMMARY............................................................................................................              13
PERFORMANCE RELATED INFORMATION....................................................................................              15
HARTFORD LIFE INSURANCE COMPANY....................................................................................              16
THE SEPARATE ACCOUNT...............................................................................................              16
THE FUNDS..........................................................................................................              17
GENERAL ACCOUNT OPTION.............................................................................................              40
CONTRACT CHARGES...................................................................................................              41
   Contingent Deferred Sales Charge................................................................................              41
   Annual Maintenance Fee..........................................................................................              42
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              42
   Mortality and Expense Risk and Administrative Charge............................................................              42
   Loan Fees.......................................................................................................              44
   Premium Taxes...................................................................................................              44
   Transfer Fee....................................................................................................              44
   Experience Rating under the Contracts...........................................................................              44
   Negotiated Charges and Fees.....................................................................................              44
   Charges of the Funds............................................................................................              44
   Plan Related Expenses...........................................................................................              44
THE CONTRACTS......................................................................................................              44
   The Contracts Offered...........................................................................................              44
   Assignments.....................................................................................................              45
   Pricing and Crediting of Contributions..........................................................................              45
   May I cancel my certificate?....................................................................................              45
   What is a Surrender Charge Offset?..............................................................................              45
   May I make changes in the amounts of my Contribution?...........................................................              45
   Can you transfer from one Sub-Account to another?...............................................................              46
   What is a Sub-Account Transfer?.................................................................................              46
   What Happens When you Request a Sub-Account Transfer?...........................................................              46
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              46
   Fund Trading Policies...........................................................................................              47
   How are you affected by frequent Sub-Account Transfers?.........................................................              48
   General Account Option Transfers................................................................................              48
   Telephone and Internet Transfers................................................................................              49
   Dollar Cost Averaging...........................................................................................              49
   May I request a loan from my Participant Account?...............................................................              50
   How do I know what my Participant Account is worth?.............................................................              50
   How are the underlying Fund shares valued?......................................................................              51
DEATH BENEFITS.....................................................................................................              51
   Determination of the Beneficiary................................................................................              51
   Death before the Annuity Commencement Date......................................................................              51
   Calculation of the death benefit................................................................................              51
   Death on or after the Annuity Commencement Date.................................................................              52
SETTLEMENT PROVISIONS..............................................................................................              52
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              52
   May I Surrender once Annuity Payouts have started?..............................................................              53
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              53
   What is the minimum amount that I may select for an Annuity Payout?.............................................              53
   How are Contributions made to establish an Annuity Account?.....................................................              53
   Can a Contract be suspended by a Contract Owner?................................................................              53
   Annuity Payout Options..........................................................................................              53
   Systematic Withdrawal Option....................................................................................              54
   How are Variable Annuity Payouts determined?....................................................................              55
MORE INFORMATION...................................................................................................              56
   Can a Contract be modified?.....................................................................................              56
   Can Hartford waive any rights under a Contract?.................................................................              56
   How Contracts Are Sold..........................................................................................              56
   Who is the custodian of the Separate Account's assets?..........................................................              57
   Are there any material legal proceedings affecting the Separate Account?........................................              58
   How may I get additional information?...........................................................................              58
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              59
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-5085.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

ANNUAL MAINTENANCE FEE (5).........................................................................    $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................             1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.


------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.32%     15.68%+
----------------------------------------------------------------------------------------------------------------

+ The maximum rate does not reflect the contractual fee waiver received from the fund company.


     The AB Retirement Strategy Funds, the Hartford Asset Allocation Funds, the Russell LifePoints(R) Strategy Funds, the JPMorgan SmartRetirement(R) Funds, the Franklin Asset Allocation Funds, the MassMutual RetireSMART(SM) Funds, the
T. Rowe Price Retirement Funds, and the BlackRock LifePath(R) Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                              1 YR.      3 YRS.       5 YRS.      10 YRS.     1 YR.      3 YRS.      5 YRS.      10 YRS.
                            ---------   ---------   ---------    ---------  --------    --------    --------   ----------
1.25%.....................  $   2,151   $   4,833   $   6,926    $  10,418  $  1,735    $  4,634    $  6,856   $   10,388
1.05%.....................  $   2,131   $   4,790   $   6,874    $  10,380  $  1,715    $  4,590    $  6,803   $   10,350
0.85%.....................  $   2,112   $   4,747   $   6,822    $  10,341  $  1,694    $  4,545    $  6,751   $   10,311
0.75%.....................  $   2,102   $   4,725   $   6,796    $  10,321  $  1,684    $  4,523    $  6,724   $   10,291
0.65%.....................  $   2,092   $   4,704   $   6,769    $  10,301  $  1,674    $  4,501    $  6,697   $   10,271
0.50%.....................  $   2,078   $   4,671   $   6,729    $  10,270  $  1,658    $  4,467    $  6,657   $   10,240
0.35%.....................  $   2,063   $   4,638   $   6,689    $  10,238  $  1,643    $  4,433    $  6,616   $   10,208
0.15%.....................  $   2,043   $   4,594   $   6,635    $  10,195  $  1,623    $  4,388    $  6,561   $   10,165
0.00%.....................  $   2,029   $   4,561   $   6,594    $  10,162  $  1,607    $  4,354    $  6,520   $   10,132


MORTALITY AND EXPENSE RISK              IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                    YOUR CONTRACT
--------------------------  ---------------------------------------------
                               1 YR.     3 YRS.      5 YRS.      10 YRS.
                            ---------   --------    ---------   ---------
1.25%.....................  $   1,765   $  4,664    $  6,886    $  10,418
1.05%.....................  $   1,745   $  4,620    $  6,833    $  10,380
0.85%.....................  $   1,724   $  4,575    $  6,781    $  10,341
0.75%.....................  $   1,714   $  4,553    $  6,754    $  10,321
0.65%.....................  $   1,704   $  4,531    $  6,727    $  10,301
0.50%.....................  $   1,688   $  4,497    $  6,687    $  10,270
0.35%.....................  $   1,673   $  4,463    $  6,646    $  10,238
0.15%.....................  $   1,653   $  4,418    $  6,591    $  10,195
0.00%.....................  $   1,637   $  4,384    $  6,550    $  10,162


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                            MORTALITY AND EXPENSE
TOTAL VALUE OF PARTICIPANT ACCOUNTS                                                                               RISK AND
UNDER A CONTRACT                                                                                            ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------------------------   -----------------------
$0 to $3,499,999.99.....................................................................................            1.25%
$3,500,000.00 to $4,999,999.99..........................................................................            1.05%
$5,000,000.00 to $24,999,999.99.........................................................................            0.85%
$25,000,000.00 to $34,999,999.99........................................................................            0.75%
$35,000,000.00 to $49,999,999.99........................................................................            0.65%
$50,000,000.00 to $69,999,999.99........................................................................            0.50%
$70,000,000.00 to $84,999,999.99........................................................................            0.35%
$85,000,000.00 to $99,999,999.99........................................................................            0.15%
$100,000,000.00 and over................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY

      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS

     The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

     We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

     Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
--------------------------------------------------------------------------------------------------------------------
   AB 2010 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2015 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2020 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2025 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2030 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2035 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2040 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2045 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   AB 2050 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2055 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB Discovery Value Fund -- Class A    Long-term growth of capital               ABIS - AllianceBernstein Investor
                                                                                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN DISCOVERY VALUE FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB Global Bond Fund -- Class A        To generate income consistent with        ABIS - AllianceBernstein Investor
                                         preservation of capital                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN GLOBAL BOND FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB High Income Fund -- Class A        Seeks to maximize total returns from      ABIS - AllianceBernstein Investor
                                         price appreciation and income             Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN HIGH INCOME FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------
   AB International Growth Fund --       Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
--------------------------------------------------------------------------------------------------------------------
   AB International Value Fund --        Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ Dividend Value          Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

--------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ International Value     Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

--------------------------------------------------------------------------------------------------------------------
   American Century Diversified Bond     High current income                       American Century Investment
     Fund -- Class A                                                               Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Equity Growth        The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth by investing in common stocks      Management, Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------
   American Century Equity Income        The fund seeks current income. Capital    American Century Investment
     Fund -- Class A                     appreciation is a secondary objective     Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Growth Fund --       The fund seeks long-term capital          American Century Investment
     Class A                             growth                                    Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Heritage             Seeks long-term capital growth.           American Century Investment
     Fund -- Class A                                                               Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Mid Cap Value        The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth. Income is a secondary objective   Management, Inc.

--------------------------------------------------------------------------------------------------------------------
   American Century Prime Money          The fund seeks to earn the highest level  American Century Investment
     Market Fund -- Class A+             of current income while preserving the    Management, Inc.
                                         value of your investment

--------------------------------------------------------------------------------------------------------------------


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   American Century Small Cap Value      The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth. Income is a secondary objective   Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Funds AMCAP Fund(R) --       Seeks to provide long-term growth of      Capital Research and Management
     Class R3                            capital                                   Company

----------------------------------------------------------------------------------------------------------------------
   American Funds American Mutual        Strives for the balanced                  Capital Research and Management
     Fund(R) -- Class R3                 accomplishment of three objectives:       Company
                                         current income, growth of capital, and
                                         conservation of principal

----------------------------------------------------------------------------------------------------------------------
   American Funds Capital Income         The fund has two primary investment       Capital Research and Management
     Builder(R) -- Class R3              objectives. It seeks (1) to provide you   Company
                                         with a level of current income that
                                         exceeds the average yield on U.S. stocks
                                         generally and (2) to provide you with a
                                         growing stream of income over the
                                         years. The fund's secondary objective is
                                         to provide you with growth of capital.

----------------------------------------------------------------------------------------------------------------------
   American Funds Capital World          Seeks to provide long-term growth of      Capital Research and Management
     Growth and Income Fund(SM) --       capital while providing current income.   Company
     Class R3

----------------------------------------------------------------------------------------------------------------------
   American Funds EuroPacific            Seeks to achieve long-term growth of      Capital Research and Management
     Growth Fund(R) -- Class R3          capital.                                  Company

----------------------------------------------------------------------------------------------------------------------
   American Funds Fundamental            Seeks to provide long-term growth of      Capital Research and Management
     Investors Fund(SM) -- Class R3      capital and income.                       Company

----------------------------------------------------------------------------------------------------------------------
   American Funds New Perspective        Seeks to provide long-term growth of      Capital Research and Management
     Fund(R) -- Class R3                 capital. Future income is a secondary     Company
                                         objective

----------------------------------------------------------------------------------------------------------------------
   American Funds The Bond Fund of       Seeks to provide as high a level of       Capital Research and Management
     America(R) -- Class R3              current income as is consistent with      Company
                                         the preservation of capital.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.       Capital Research and Management
     of America(R) -- Class R3                                                     Company

----------------------------------------------------------------------------------------------------------------------
   American Funds The Income Fund        Seeks to provide current income while     Capital Research and Management
     of America(R) -- Class R3           secondarily striving for capital growth.  Company

----------------------------------------------------------------------------------------------------------------------
   American Funds The Investment         Seeks to provide long-term growth of      Capital Research and Management
     Company of America(R) --            capital and income.                       Company
     Class R3

----------------------------------------------------------------------------------------------------------------------
   American Funds The New                Seeks to provide long-term growth of      Capital Research and Management
     Economy Fund(R) -- Class R3         capital. Current income is a secondary    Company
                                         consideration.

----------------------------------------------------------------------------------------------------------------------
   American Funds Washington Mutual      Seeks to produce income and provide       Capital Research and Management
     Investors Fund(SM) -- Class R3      an opportunity for growth of principal    Company
                                         consistent with sound common stock
                                         investing.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Growth Fund                 Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Opportunity Fund            Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Rising Dividend Fund        Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   BlackRock Capital Appreciation        Seeks long-term growth of capital         BlackRock Advisors, LLC
     Fund, Inc. -- Investor A

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   BlackRock Equity Dividend Fund --     Seeks long-term total return and          BlackRock Advisors, LLC
     Investor A                          current income

----------------------------------------------------------------------------------------------------------------------
   BlackRock Flexible Equity Fund --     Seeks to achieve long-term total return   BlackRock Advisors, LLC
     Investor A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
----------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation Fund,     To provide high total investment return   BlackRock Advisors, LLC
     Inc. -- Investor A                  through a fully managed investment        Sub-advised by BlackRock
                                         policy utilizing United States and        Investment Management, LLC
                                         foreign equity securities, debt and
                                         money market securities, the
                                         combination of which will be varied
                                         from time to time both with respect to
                                         types of securities and markets in
                                         response to changing market and
                                         economic trends. Total return means
                                         the combination of capital growth and
                                         investment income.

----------------------------------------------------------------------------------------------------------------------
   BlackRock International               Seeks long-term capital appreciation      BlackRock Advisors, LLC
     Opportunity Fund -- Class A                                                   Sub-advised by BlackRock Financial
                                                                                   Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2020 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2020 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2025 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2025 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2030 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2030 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2035 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2035 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2040 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2040 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2045 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2045 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2050 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2050 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------


                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2055 Fund --    To seek to provide for retirement          BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2055 PORTFOLIO -- INVESTOR A SHARES
------------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Retirement      To seek to provide for retirement          BlackRock Fund Advisors
     Fund -- Investor A Shares           outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) RETIREMENT PORTFOLIO -- INVESTOR A SHARES
------------------------------------------------------------------------------------------------------------------------
   BlackRock Mid Cap Value               To seek capital appreciation and,          BlackRock Advisors, LLC
     Opportunities Fund -- Investor A    secondarily, income, by investing in       Sub-advised by BlackRock
                                         securities, primarily equity securities    Investment Management, LLC
                                         that Fund management believes are
                                         undervalued and therefore represent
                                         an investment value.

------------------------------------------------------------------------------------------------------------------------
   BlackRock Small Cap Growth            Seek long-term capital growth. In          BlackRock Advisors, LLC
     Fund II -- Investor A               other words, the Fund tries to choose
                                         investments that will increase in value.
                                         Current income from dividends and
                                         interest will not be an important
                                         consideration in selecting portfolio
                                         securities.

------------------------------------------------------------------------------------------------------------------------
   Calamos Global Equity Fund --         Long-term capital growth                   Calamos Advisors LLC
     Class A

------------------------------------------------------------------------------------------------------------------------
   Calamos International Growth          Long-term capital growth                   Calamos Advisors LLC
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------------
   Calvert Bond Portfolio -- Class A     Seeks to provide as high a level of        Calvert Investment Management Inc.
                                         current income as is consistent with
                                         prudent investment risk and
                                         preservation of capital through
                                         investment in bonds and other straight
                                         debt securities meeting the Fund's
                                         investment criteria, including financial,
                                         sustainability and social responsibility
                                         factors

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Calvert Equity Portfolio -- Class A   Seeks growth of capital through            Calvert Investment Management Inc.
                                         investment in stocks of issuers in         Sub-advised by Atlanta Capital
                                         industries believed to offer               Management Company, LLC.
                                         opportunities for potential capital
                                         appreciation and which meet the
                                         Fund's investment criteria including
                                         financial, sustainability and social
                                         responsibility factors

------------------------------------------------------------------------------------------------------------------------
   Calvert Income Fund -- Class A        Seeks to maximize income, to the           Calvert Investment Management Inc.
                                         extent consistent with preservation of
                                         capital, through investment in bonds
                                         and income-producing securities

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
------------------------------------------------------------------------------------------------------------------------
   ClearBridge Appreciation Fund --      Seeks to provide long-term                 Legg Mason Partners Fund Advisor,
     Class A                             appreciation of shareholder's capital.     LLC
                                                                                    Sub-advised by ClearBridge
                                                                                    Investments, LLC

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                  INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                          ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   ClearBridge Mid Cap Core Fund --      Seeks long-term capital growth.             Legg Mason Partners Fund Advisor,
     Class A                                                                         LLC
                                                                                     Sub-advised by ClearBridge
                                                                                     Investments, LLC

------------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.          Legg Mason Partners Fund Advisor,
     Fund -- Class A                                                                 LLC
                                                                                     Sub-advised by ClearBridge
                                                                                     Investments, LLC

------------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.          Legg Mason Partners Fund Advisor,
     Fund -- Class FI                                                                LLC
                                                                                     Sub-advised by ClearBridge
                                                                                     Investments, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 4/30/2012.
------------------------------------------------------------------------------------------------------------------------
   Columbia Acorn(R) Fund -- Class A     Seeks long-term capital appreciation        Columbia Wagner Asset
                                                                                     Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Columbia Contrarian Core Fund --      Seeks total return consisting of long-term  Columbia Management Investment
     Class A                             capital appreciation and current income.    Advisers, LLC

------------------------------------------------------------------------------------------------------------------------
   Columbia Diversified Equity Income    High level of current income, as a          Columbia Management Investment
     Fund -- Class R4                    secondary objective, steady growth of       Advisers, LLC
                                         capital

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
------------------------------------------------------------------------------------------------------------------------
   Columbia Marsico 21st Century         Seeks long-term growth of capital           Columbia Management Investment
     Fund -- Class A                                                                 Advisers, LLC
                                                                                     Sub-advised by Marsico Capital
                                                                                     Management, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Columbia Marsico Growth Fund --       Seeks long-term growth of capital           Columbia Management Investment
     Class A                                                                         Advisers, LLC
                                                                                     Sub-advised by Marsico Capital
                                                                                     Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Columbia Mid Cap Value Fund --        Seeks long-term capital appreciation        Columbia Management Investment
     Class A                                                                         Advisers, LLC

------------------------------------------------------------------------------------------------------------------------
   Columbia Seligman                     Seeks to provide shareholders with          Columbia Management Investment
     Communications and Information      capital gain                                Advisers, LLC
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------------
   Columbia Seligman Global              Seeks to provide shareholders with          Columbia Management Investment
     Technology Fund -- Class A          capital gain.                               Advisers, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   Columbia Small Cap Core Fund --       Seeks long-term capital appreciation        Columbia Management Investment
     Class A                                                                         Advisers, LLC

------------------------------------------------------------------------------------------------------------------------
   Columbia Small Cap Value Fund I --    Seeks long-term capital appreciation        Columbia Management Investment
     Class A                                                                         Advisers, LLC

------------------------------------------------------------------------------------------------------------------------
   Columbia Small/Mid Cap Value          Seeks to provide shareholders with          Columbia Management Investment
     Fund -- Class R4                    long-term growth of capital.                Advisers, LLC

        FORMERLY COLUMBIA MID CAP VALUE OPPORTUNITY FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
------------------------------------------------------------------------------------------------------------------------
   Davis New York Venture Fund --        Long-term growth of capital                 Davis Selected Advisers, L.P.
     Class A                                                                         Sub-advised by Davis Selected
                                                                                     Advisers - NY, Inc.

------------------------------------------------------------------------------------------------------------------------
   Delaware Diversified Income           Seeks maximum long-term total               Delaware Management Company
     Fund -- Class A                     return, consistent with reasonable risk.

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   Delaware Extended Duration Bond       Seeks to provide investors with total     Delaware Management Company
     Fund -- Class A                     return.

----------------------------------------------------------------------------------------------------------------------
   Deutsche Capital Growth Fund --       Seeks long-term growth of capital         Deutsche Investment Management
     Class A                                                                       Americas Inc.

        FORMERLY DWS CAPITAL GROWTH FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Deutsche Enhanced Emerging            Seeks high current income and,            Deutsche Investment Management
     Markets Fixed Income Fund --        secondarily, long-term capital            Americas Inc.
     Class A                             appreciation

        FORMERLY DWS ENHANCED EMERGING MARKETS FIXED INCOME FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   Deutsche Global Growth Fund --        Long-term growth of capital               Deutsche Investment Management
     Class A                                                                       Americas Inc.

        FORMERLY DWS GLOBAL GROWTH FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Domini Social Equity Fund(R) --       Seeks to provide long-term total          Wellington Management Company,
     Investor Class                      return.                                   LLP

----------------------------------------------------------------------------------------------------------------------
   Dreyfus Bond Market Index             The fund seeks to match the total         The Dreyfus Corporation
     Fund -- Class INV                   return of the Barclays Capital U.S.
                                         Aggregate Index.

----------------------------------------------------------------------------------------------------------------------
   Dreyfus Midcap Index Fund, Inc.       The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) MidCap 400 Index.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
----------------------------------------------------------------------------------------------------------------------
   Dreyfus Smallcap Stock Index Fund     The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) SmallCap 600 Index.

----------------------------------------------------------------------------------------------------------------------
   Dreyfus S&P 500 Index Fund            The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) 500 Composite Stock Price
                                         Index.

----------------------------------------------------------------------------------------------------------------------
   Eaton Vance-Atlanta Capital SMID-     To seek long-term capital growth          Boston Management & Research
     Cap Fund -- Class A                                                           Sub-advised by Atlanta Capital
                                                                                   Management Company, LLC

----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Balanced Fund --          To provide current income and             Boston Management & Research
     Class A                             long-term growth of capital

----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Dividend Builder          To seek total return                      Boston Management & Research
     Fund -- Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Income Fund of            To provide a high level of current        Boston Management & Research
     Boston -- Class A                   income

----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Large-Cap Value           To seek total return                      Boston Management & Research
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Worldwide Health          To seek long-term capital growth by       OrbiMed Advisors LLC
     Sciences Fund -- Class A            investing in a worldwide and diversified
                                         portfolio of health sciences companies

----------------------------------------------------------------------------------------------------------------------
   Federated Clover Small Value          Seeks capital appreciation.               Federated Global Investment
     Fund -- Class A                                                               Management Corp.

----------------------------------------------------------------------------------------------------------------------
   Federated Equity Income Fund,         Seeks to provide above average            Federated Equity Management
     Inc. -- Class A                     income and capital appreciation.          Company of Pennsylvania

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                  INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                          ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   Federated Kaufmann Fund --            To provide capital appreciation             Federated Equity Management
     Class R                                                                         Company of Pennsylvania
                                                                                     Sub-advised by Federated Global
                                                                                     Investment Management Corp

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
----------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Leveraged         Seeks capital appreciation                  Fidelity Management & Research
     Company Stock Fund -- Class T                                                   Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Real Estate       Seeks above-average income and              SelectCo
     Fund -- Class T                     long-term capital growth, consistent        Sub-advised by FMRC
                                         with reasonable investment risk. The
                                         fund seeks to provide a yield that
                                         exceeds the composite yield of the
                                         S&P 500 Index.

----------------------------------------------------------------------------------------------------------------------
   Franklin Conservative Allocation      The highest level of long-term total        Franklin Advisers, Inc.
     Fund -- Class A                     return that is consistent with an
                                         acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON CONSERVATIVE ALLOCATION FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Franklin Growth Allocation Fund --    The highest level of long-term total        Franklin Advisers, Inc.
     Class A                             return that is consistent with an
                                         acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON GROWTH ALLOCATION FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Franklin Growth Fund -- Class A       Capital appreciation                        Franklin Advisers, Inc.

----------------------------------------------------------------------------------------------------------------------
   Franklin High Income Fund --          To earn a high level of current income.     Franklin Templeton Investments
     Class A                             Its secondary goal is capital appreciation  Corp.
                                         to the extent it is possible and
                                         consistent with the Fund's principal goal.

----------------------------------------------------------------------------------------------------------------------
   Franklin Income Fund -- Class A       To maximize income while maintaining        Franklin Advisers, Inc.
                                         prospects for capital appreciation.

----------------------------------------------------------------------------------------------------------------------
   Franklin Moderate Allocation          The highest level of long-term total        Franklin Advisers, Inc.
     Fund -- Class A                     return that is consistent with an
                                         acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON MODERATE ALLOCATION FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Beacon Fund --        Capital appreciation, which may             Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL BEACON FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Global Discovery      Seeks capital appreciation                  Franklin Mutual Advisers, LLC
     Fund -- Class A

        FORMERLY MUTUAL GLOBAL DISCOVERY FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares Fund --        Capital appreciation, which may             Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL SHARES FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value Fund --      Seeks long-term total return.               Franklin Advisory Services, LLC
     Class A

----------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income Fund --     To earn a high level of current income.     Franklin Advisers, Inc.
     Class A                             A secondary goal is capital appreciation
                                         over the long-term.

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Franklin Total Return Fund --         High current income, consistent with      Franklin Advisers, Inc.
     Class A                             preservation of capital. As a secondary
                                         goal, capital appreciation over the long
                                         term.

-----------------------------------------------------------------------------------------------------------------------
   Frost Growth Equity Fund --           Seeks to achieve long-term capital        Frost Investment Advisors, LLC
     Class A                             appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Frost Value Equity Fund -- Class A    Seeks long term capital appreciation      Frost Investment Advisors, LLC
                                         and current income.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Absolute Return         Seeks long-term total return consistent   Goldman Sachs Asset Management,
     Tracker -- Class A                  with investment results that              L.P.
                                         approximate the return and risk
                                         patterns of a diversified universe of
                                         hedge funds.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Government              Seeks a high level of current income,     Goldman Sachs Asset Management,
     Income Fund -- Class A              consistent with safety of principal.      L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Growth                  Seeks long-term growth of capital.        Goldman Sachs Asset Management,
     Opportunities Fund -- Class A                                                 L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Yield Fund --      Seeks a high level of current income      Goldman Sachs Asset Management,
     Class A                             and may also consider the potential for   L.P.
                                         capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Large Cap Value         Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value           Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Satellite               Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Strategies -- Class A                                                         L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Small Cap Value         Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Small/Mid Cap           Seeks long-term growth of capital.        Goldman Sachs Asset Management,
     Growth Fund -- Class A                                                        L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Balanced Income Fund --      Seeks to provide current income with      Hartford Funds Management
     Class R4                            growth of capital as a secondary          Company, LLC
                                         objective.                                Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED INCOME FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation         Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Checks and Balances          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R4                    and income.                               Company, LLC

        FORMERLY THE HARTFORD CHECKS AND BALANCES FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Conservative Allocation      Seeks current income and long-term        Hartford Funds Management
     Fund -- Class R4                    capital appreciation.                     Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth          Seeks a high level of current income      Hartford Funds Management
     Fund -- Class R4                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Equity Income Fund --        Seeks a high level of current income      Hartford Funds Management
     Class R4                            consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD EQUITY INCOME FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Global All-Asset Fund --     Seeks to provide long-term total          Hartford Funds Management
     Class R4                            return.                                   Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GLOBAL ALL-ASSET FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Global Capital               Seeks growth of capital.                  Hartford Funds Management
     Appreciation Fund -- Class R4                                                 Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Allocation            Seeks long-term capital appreciation.     Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC

        FORMERLY THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities         Seeks capital appreciation.               Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Healthcare Fund --           Seeks long-term capital appreciation      Hartford Funds Management
     Class R4                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HEALTHCARE FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford High Yield Fund --           Seeks to provide high current income,     Hartford Funds Management
     Class R4                            and long-term total return                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HIGH YIELD FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Inflation Plus Fund --       Seeks a total return that exceeds the     Hartford Funds Management
     Class R4                            rate of inflation over an economic cycle  Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INFLATION PLUS FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital         Hartford Funds Management
     Opportunities Fund -- Class R4                                                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford International Small          Seeks capital appreciation                Hartford Funds Management
     Company Fund -- Class R4                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford Midcap Fund -- Class R4      Seeks long-term growth of capital         Hartford Funds Management
                                                                                   Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD MIDCAP FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford MidCap Value Fund --         Seeks long-term capital appreciation      Hartford Funds Management
     Class R4                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD MIDCAP VALUE FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Moderate Allocation          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R4                    and income.                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED ALLOCATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Small Company Fund --        Seeks growth of capital                   Hartford Funds Management
     Class R4                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD SMALL COMPANY FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond            Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class R4                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
        FORMERLY THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Invesco American Franchise            Seeks long-term capital appreciation.     Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco American Value Fund --        Seeks to provide a high total return      Invesco Advisers, Inc.
     Class A                             through growth of capital and current
                                         income.

----------------------------------------------------------------------------------------------------------------
   Invesco Comstock Fund -- Class A      Seeks capital growth and income.          Invesco Advisers, Inc.

----------------------------------------------------------------------------------------------------------------
   Invesco Developing Markets            Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

----------------------------------------------------------------------------------------------------------------
   Invesco Growth and Income             Seeks income and long-term growth of      Invesco Advisers, Inc.
     Fund -- Class A                     capital.

----------------------------------------------------------------------------------------------------------------
   Invesco International Growth          Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Mid Cap Growth Fund --        Seeks capital growth.                     Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Real Estate Fund -- Class A   Seeks total return through capital        Invesco Advisers, Inc.
                                         growth and current income.

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Discovery           Seeks capital appreciation.               Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Equity Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Growth Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Value Fund --       Seeks long-term capital growth.            Invesco Advisers, Inc.
     Class A

-----------------------------------------------------------------------------------------------------------------
   Ivy Asset Strategy Fund -- Class Y    To seek to provide total return.           Ivy Investment Management
                                                                                    Company

-----------------------------------------------------------------------------------------------------------------
   Ivy Global Natural Resources          Seeks capital growth and appreciation.     Ivy Investment Management
     Fund -- Class Y                                                                Company

-----------------------------------------------------------------------------------------------------------------
   Ivy Large Cap Growth Fund --          To seek to provide growth of capital.      Ivy Investment Management
     Class Y                                                                        Company

-----------------------------------------------------------------------------------------------------------------
   Ivy Science & Technology Fund --      To seek to provide growth of capital.      Ivy Investment Management
     Class Y                                                                        Company

-----------------------------------------------------------------------------------------------------------------
   Janus Balanced Fund -- Class S        Seeks long-term capital growth,            Janus Capital Management LLC
                                         consistent with preservation of capital
                                         and balanced by current income

-----------------------------------------------------------------------------------------------------------------
   Janus Enterprise Fund -- Class S      Seeks long-term growth of capital          Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------
   Janus Forty Fund -- Class S           Seeks long-term growth of capital          Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------
   Janus Overseas Fund -- Class S        Seeks long-term growth of capital          Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Core Bond Fund --            Seeks to maximize total return by          JPMorgan Investment Advisors
     Class A                             investing primarily in a diversified
                                         portfolio of intermediate- and
                                         long-term debt securities

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Large Cap Growth             Seeks long-term capital appreciation.      JPMorgan Investment Advisors
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Prime Money Market           Aims to provide the highest possible       JPMorgan Investment Advisors
     Fund -- Reserve Shares+             level of current income while still
                                         maintaining liquidity and preserving
                                         capital

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Equity Fund --     Seeks capital growth over the long         JPMorgan Investment Advisors
     Class A                             term

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 10/9/2009.
-----------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Growth             Seeks long-term capital growth             JPMorgan Investment Advisors
     Fund -- Class A                     primarily by investing in a portfolio of
                                         equity securities of small-capitalization
                                         and emerging growth companies

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/12/2011.
-----------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Value Fund --      Seeks long-term capital growth             JPMorgan Investment Advisors
     Class A                             primarily by investing in a portfolio of
                                         equity securities of small-capitalization
                                         companies

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2015      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2020      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2025      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2030      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2035      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2040      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2045      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2050      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2055      The fund seeks total return with a shift   JPMorgan Investment Advisors
     Fund -- Class A                     to current income and some capital
                                         appreciation over time as the fund
                                         approaches and passes the target
                                         retirement date.

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R)           Seeks current income and some capital      JPMorgan Investment Advisors
     Income Fund -- Class A              appreciation

---------------------------------------------------------------------------------------------------------------------
   JPMorgan U.S. Equity Fund --          Seeks to provide high total return from    JPMorgan Investment Advisors
     Class A                             a portfolio of selected equity securities

---------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Growth Fund              Capital appreciation                       Luther King Capital Management
                                                                                    Corporation

---------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Value Fund               Capital appreciation                       Luther King Capital Management
                                                                                    Corporation

---------------------------------------------------------------------------------------------------------------------
   Loomis Sayles Bond Fund --            High total investment return through a     Loomis, Sayles & Company, L.P.
     Class ADM                           combination of current income and
                                         capital appreciation

---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Affiliated Fund, Inc. --  Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
     Class A                             income without excessive fluctuations
                                         in market value.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Calibrated Dividend       Seeks current income and capital           Lord, Abbett & Co. LLC
     Growth Fund -- Class A              appreciation.

---------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------
   Lord Abbett Developing Growth         Seeks long-term growth of capital         Lord, Abbett & Co. LLC
     Fund -- Class A                     through a diversified and actively
                                         managed portfolio consisting of
                                         developing growth companies, many of
                                         which are traded over the counter.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 1/15/2012.
------------------------------------------------------------------------------------------------------------------
   Lord Abbett Fundamental Equity        Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
     Fund -- Class A                     income without excessive fluctuations
                                         in market value.

------------------------------------------------------------------------------------------------------------------
   Lord Abbett Growth Opportunities      Seeks capital appreciation.               Lord, Abbett & Co. LLC
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------
   Lord Abbett International Core        Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Equity Fund -- Class A

------------------------------------------------------------------------------------------------------------------
   Lord Abbett Total Return Fund --      Seeks income and capital appreciation     Lord, Abbett & Co. LLC
     Class A                             to produce a high total return.

------------------------------------------------------------------------------------------------------------------
   Lord Abbett Value Opportunities       Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------
   Massachusetts Investors Trust --      Seeks capital appreciation                MFS Investment Management
     Class R3

------------------------------------------------------------------------------------------------------------------
   MassMutual Premier Disciplined        Seeks to outperform the total return      MML Investment Advisers, LLC
     Growth Fund -- Class R4             performance of its benchmark index,       Sub-advised by Babson Capital
                                         the Russell 1000(R) Growth Index, while   Management LLC
                                         maintaining risk characteristics similar
                                         to those of the benchmark.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2010       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2015       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2020       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2025       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2030       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2035       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2040       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2045       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2050       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2055       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class R4         return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Blue Chip           Seeks growth of capital over the long     MML Investment Advisers, LLC
     Growth Fund -- Class R4             term.                                     Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Loomis, Sayles &
                                                                                   Company, L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Diversified Value   Seeks to achieve long-term growth of      MML Investment Advisers, LLC
     Fund -- Class R4                    capital and income by investing           Sub-advised by Brandywine Global
                                         primarily in a diversified portfolio of   Investment Management,
                                         equity securities of larger, well-        LLC/Loomis, Sayles & Company, L.P.
                                         established companies.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Focused Value       Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Fund -- Class R4                    term.                                     Sub-advised by Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Fundamental         Seeks long-term total return.             MML Investment Advisers, LLC
     Value Fund -- Class R4                                                        Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Growth              Seeks long-term capital appreciation.     MML Investment Advisers, LLC
     Opportunities Fund -- Class R4                                                Sub-advised by Sands Capital
                                                                                   Management, LLC/Jackson Square
                                                                                   Partners, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Mid Cap Growth      Seeks growth of capital over the          MML Investment Advisers, LLC
     Equity II Fund -- Class R4          long-term.                                Sub-advised by T. Rowe Price
                                                                                   Associates, Inc./Frontier Capital
                                                                                   Management Company, LLC

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Overseas            Seeks growth of capital over the long-    MML Investment Advisers, LLC
     Fund -- Class R4                    term by investing in foreign equity       Sub-advised by J.P. Morgan
                                         securities.                               Investment Management
                                                                                   Inc./Massachusetts Financial Services
                                                                                   Company/Harris Associates L.P.

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Strategic Bond      Seeks a superior total rate of return by  MML Investment Advisers, LLC
     Fund -- Class R4                    investing in fixed income instruments.    Sub-advised by Western Asset
                                                                                   Management Company/Western
                                                                                   Asset Management Company Limited

------------------------------------------------------------------------------------------------------------------------
   MassMutual Select Total Return        Seeks maximum total return,               MML Investment Advisers, LLC
     Bond Fund -- Class R4               consistent with preservation of capital   Sub-advised by Metropolitan West
                                         and prudent investment management.        Asset Management, LLC

        FORMERLY MASSMUTUAL SELECT PIMCO TOTAL RETURN FUND -- CLASS R4
------------------------------------------------------------------------------------------------------------------------
   MFS(R) Emerging Markets Debt          Seeks total return with an emphasis on    MFS Investment Management
     Fund -- Class R3                    high current income, but also
                                         considering capital appreciation

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Government Securities          Seeks total return with an emphasis on    MFS Investment Management
     Fund -- Class R3                    current income, but also considering
                                         capital appreciation

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Fund -- Class R3        Seeks capital appreciation                MFS Investment Management

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/26/2011.
------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Growth           Seeks capital appreciation                MFS Investment Management
     Fund -- Class R3

------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Fund --    Seeks capital appreciation                MFS Investment Management
     Class R3

------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Fund --          Seeks capital appreciation                MFS Investment Management
     Class R3

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Research International         Seeks capital appreciation                MFS Investment Management
     Fund -- Class R3

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Technology Fund -- Class R3    Seeks capital appreciation                MFS Investment Management

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   MFS(R) Total Return Bond Fund --      Seeks total return with an emphasis on    MFS Investment Management
     Class R3                            current income, but also considering
                                         capital appreciation

        FORMERLY MFS(R) RESEARCH BOND FUND -- CLASS R3
------------------------------------------------------------------------------------------------------------------------
   MFS(R) Total Return Fund -- Class R3  Seeks total return                        MFS Investment Management

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Utilities Fund -- Class R3     Seeks total return                        MFS Investment Management

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Fund -- Class R3         Seeks capital appreciation                MFS Investment Management

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   MM MSCI EAFE(R) International         Seeks to provide investment results        MML Investment Advisers, LLC
     Index Fund -- Class R4              approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the MSCI EAFE(R) Index.

------------------------------------------------------------------------------------------------------------------------
   MM Russell 2000(R) Small Cap Index    Seeks to provide investment results        MML Investment Advisers, LLC
     Fund -- Class R4                    approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Russell 2000(R) Index.

------------------------------------------------------------------------------------------------------------------------
   MM S&P 500(R) Index Fund --           Seeks to approximate as closely as         MML Investment Advisers, LLC
     Class R4                            practicable (before fees and expenses)     Sub-advised by Northern Trust
                                         the capitalization-weighted total rate of  Investments, Inc.
                                         return of that portion of the U.S.
                                         market for publicly-traded common
                                         stocks composed of larger-capitalized
                                         companies.

------------------------------------------------------------------------------------------------------------------------
   MM S&P(R) Mid Cap Index Fund --       Seeks to provide investment results        MML Investment Advisers, LLC
     Class R4                            approximating (before fees and             Sub-advised by Northern Trust
                                         expenses) the aggregate price and          Investments, Inc.
                                         dividend performance of the securities
                                         included in the Standard & Poor's
                                         MidCap 400(R) Index (S&P MidCap 400
                                         Index).

------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by       Neuberger Berman Management
     Responsive Fund -- Class A          investing primarily in securities of       LLC
                                         companies that meet the Fund's             Sub-advised by Neuberger Berman
                                         financial criteria and social policy       LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Equity Index Fund --           Track S&P 500 performance                  Nuveen Fund Advisors
     Class A                                                                        Sub-advised by Nuveen Asset
                                                                                    Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Mid Cap Growth                 Capital appreciation                       Nuveen Fund Advisors
     Opportunities Fund -- Class A                                                  Sub-advised by Nuveen Asset
                                                                                    Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Mid Cap Index Fund --          To provide investment results that         Nuveen Fund Advisors
     Class A                             correspond to the performance of the       Sub-advised by Nuveen Asset
                                         Standard & Poor's MidCap 400(R) Index      Management, LLC
                                         (S&P MidCap 400 Index).

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
------------------------------------------------------------------------------------------------------------------------
   Nuveen Santa Barbara Dividend         To seek an attractive total return         Nuveen Fund Advisors
     Growth Fund -- Class A              comprised of income from dividends         Sub-advised by Santa Barbara Asset
                                         and long-term capital appreciation.        Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Small Cap Index Fund --        Track Russell 2000 Index performance       Nuveen Fund Advisors
     Class A                                                                        Sub-advised by Nuveen Asset
                                                                                    Management, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
------------------------------------------------------------------------------------------------------------------------
   Nuveen Small Cap Select Fund --       Seeks long-term capital appreciation.      Nuveen Fund Advisors
     Class A                                                                        Sub-advised by Nuveen Asset
                                                                                    Management, LLC

------------------------------------------------------------------------------------------------------------------------
   Nuveen Tradewinds International       Long-term capital appreciation             Nuveen Fund Advisors
     Value -- Class A                                                               Sub-advised by Santa Barbara Asset
                                                                                    Management, LLC

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Oak Ridge Small Cap Growth            Seeks to provide capital appreciation      Oak Ridge Investments, LLC
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Developing Markets        Seeks capital appreciation.                OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 4/13/2013.
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Equity Income             Provide total return potential by          OFI Global Asset Management, Inc.
     Fund -- Class A                     investing in dividend-paying stocks.       Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Fund --            Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Class A                                                                        Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Strategic          Seeks total return                         OFI Global Asset Management, Inc.
     Income Fund -- Class A                                                         Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Gold & Special            To seek capital appreciation               OFI Global Asset Management, Inc.
     Minerals Fund -- Class A                                                       Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Bond        Seeks total return                         OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International             The Fund seeks to achieve high total       OFI Global Asset Management, Inc.
     Diversified Fund -- Class A         return through both capital                Sub-advised by OppenheimerFunds,
                                         appreciation and income.                   Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth      Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Mid Cap       Seeks capital appreciation.                OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                             Sub-advised by OppenheimerFunds,
                                                                                    Inc.

        FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID- CAP FUND(R) -- CLASS A
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Select        Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                             Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Real Estate Fund --       Seeks total return                         OFI Global Asset Management, Inc.
     Class A                                                                        Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Rising Dividends          Seeks total return                         OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Small- & Mid- Cap         This Fund invests primarily in small and   OFI Global Asset Management, Inc.
     Value Fund -- Class A               mid-size company stocks that the           Sub-advised by OppenheimerFunds,
                                         portfolio manager believes are trading     Inc.
                                         at a discount relative to their potential
                                         earnings power.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Perkins Mid Cap Value Fund --         Seeks capital appreciation                 Janus Capital Management LLC
     Class S                                                                        Sub-advised by Perkins Investment
                                                                                    Management LLC

------------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Fund --             Seeks maximum real return, consistent      Pacific Investment Management
     Class A                             with preservation of capital and           Company LLC
                                         prudent investment management

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Fund --            Seeks maximum total return,                Pacific Investment Management
     Class A                             consistent with preservation of capital    Company LLC
                                         and prudent investment management

-----------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return III Fund --        Seeks maximum total return,                Pacific Investment Management
     Class Admin                         consistent with preservation of capital    Company LLC
                                         and prudent investment management

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Disciplined Value Fund --     Seeks long-term capital growth             Pioneer Investment Management,
     Class A                                                                        Inc.

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Emerging Markets Fund --      Long-term capital growth                   Pioneer Investment Management,
     Class A                                                                        Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Pioneer Equity Income Fund --         Current income and long-term growth        Pioneer Investment Management,
     Class A                             of capital consisting primarily of income  Inc.
                                         producing equity securities of U.S.
                                         corporations.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Pioneer Fundamental Growth            Long-term capital growth                   Pioneer Investment Management,
     Fund -- Class A                                                                Inc.

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Fund -- Class A               Reasonable income and capital growth.      Pioneer Investment Management,
                                                                                    Inc.

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Mid Cap Value Fund --         Capital appreciation by investing in a     Pioneer Investment Management,
     Class A                             diversified portfolio of securities        Inc.
                                         consisting primarily of common stocks

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
-----------------------------------------------------------------------------------------------------------------------
   Pioneer Strategic Income Fund --      A high level of current income             Pioneer Investment Management,
     Class A                                                                        Inc.

-----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison 20/20 Focus       Long-term growth of capital                Prudential Investments LLC
     Fund -- Class A                                                                Sub-advised by Jennison Associates
                                                                                    LLC

-----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Mid-Cap           Long-term capital appreciation             Prudential Investments LLC
     Growth Fund, Inc. -- Class A                                                   Sub-advised by Jennison Associates
                                                                                    LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 4/9/2013.
-----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Natural           Long-term growth of capital                Prudential Investments LLC
     Resources Fund, Inc. -- Class A                                                Sub-advised by Jennison Associates
                                                                                    LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam Equity Income Fund --          Capital growth and current income          Putnam Investment Management,
     Class A                                                                        LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam High Yield Advantage           High current income. Capital growth is     Putnam Investment Management,
     Fund -- Class A                     a secondary goal when consistent with      LLC
                                         achieving high current income.

-----------------------------------------------------------------------------------------------------------------------
   Putnam International Capital          Long-term capital appreciation             Putnam Investment Management,
     Opportunities Fund -- Class A                                                  LLC

-----------------------------------------------------------------------------------------------------------------------
   RidgeWorth Large Cap Value Equity     Seeks to provide a high level of capital   RidgeWorth Investments
     Fund -- Class A                     appreciation. As a secondary goal, the     Sub-advised by Ceredex Value
                                         Fund also seeks to provide current         Advisors LLC
                                         income.

-----------------------------------------------------------------------------------------------------------------------
   RidgeWorth Mid-Cap Value Equity       Seeks to provide capital appreciation.     RidgeWorth Investments
     Fund -- Class A                     As a secondary goal, the Fund also         Sub-advised by Ceredex Value
                                         seeks to provide current income.           Advisors LLC

-----------------------------------------------------------------------------------------------------------------------

                                                       INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                         OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Small Cap Value Equity      Seeks to provide capital appreciation.    RidgeWorth Investments
     Fund -- Class A                      As a secondary goal, the Fund also        Sub-advised by Ceredex Value
                                          seeks to provide current income.          Advisors LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 4/20/2012.
-------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Total Return Bond           Seeks total return (comprised of          RidgeWorth Investments
     Fund -- Class A                      capital appreciation and income) that     Sub-advised by Seix Investment
                                          consistently exceeds the total return of  Advisors LLC
                                          the broad U.S. investment grade bond
                                          market.

-------------------------------------------------------------------------------------------------------------------------
   Royce Total Return Fund -- Class K     Long-term growth of capital and           Royce & Associates, LLC
                                          current income

-------------------------------------------------------------------------------------------------------------------------
   Royce Value Fund -- Class K            Long-term growth of capital               Royce & Associates, LLC

-------------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Balanced         Seeks to provide above average long       Russell Investment Management
     Strategy Fund -- Class R4            term capital appreciation and a           Company (RIMCo)
                                          moderate level of current income.

        FORMERLY RUSSELL LIFEPOINTS(R) BALANCED STRATEGY FUND -- CLASS R2
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Conservative     Seeks to provide current income and       Russell Investment Management
     Strategy Fund -- Class R4            capital preservation, and as a            Company (RIMCo)
                                          secondary objective, long term capital
                                          appreciation.

        FORMERLY RUSSELL LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND -- CLASS R2
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Equity Growth    Seeks to provide high long term capital   Russell Investment Management
     Strategy Fund -- Class R4            appreciation.                             Company (RIMCo)

        FORMERLY RUSSELL LIFEPOINTS(R) EQUITY GROWTH STRATEGY FUND -- CLASS R2
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Growth Strategy  Seeks to provide high long term capital   Russell Investment Management
     Fund -- Class R4                     appreciation, and as a secondary          Company (RIMCo)
                                          objective, current income.

        FORMERLY RUSSELL LIFEPOINTS(R) GROWTH STRATEGY FUND -- CLASS R2
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Russell LifePoints(R) Moderate         Seeks to provide current income and       Russell Investment Management
     Strategy Fund -- Class R4            moderate long term capital                Company (RIMCo)
                                          appreciation.

        FORMERLY RUSSELL LIFEPOINTS(R) MODERATE STRATEGY FUND -- CLASS R2
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Fund -- Class A      Long-term capital growth.                 Templeton Global Advisors Limited

-------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond Fund --          Current income with capital               Franklin Advisers, Inc.
     Class A                              appreciation and growth of income.

-------------------------------------------------------------------------------------------------------------------------
   Templeton Global Opportunities         Long-term capital growth.                 Templeton Investment Counsel, LLC
     Trust -- Class A

-------------------------------------------------------------------------------------------------------------------------
   Thornburg Core Growth Fund --          Long-term growth of capital               Thornburg Investment Management,
     Class R4                                                                       Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
-------------------------------------------------------------------------------------------------------------------------
   Thornburg International Value          Long-term capital appreciation            Thornburg Investment Management,
     Fund -- Class R4                                                               Inc.

-------------------------------------------------------------------------------------------------------------------------
   Thornburg Value Fund -- Class R4       Long-term capital appreciation            Thornburg Investment Management,
                                                                                    Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
-------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Bond Index Fund --          Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly from current income, by
                                         primarily investing in a portfolio of
                                         fixed-income securities that is designed
                                         to produce a return that corresponds
                                         with the total return of the U.S.
                                         investment-grade bond market based
                                         on a broad bond index.

--------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Equity Index Fund --        Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities selected
                                         to track the overall U.S. equity markets
                                         based on a market index.

--------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Growth            Seeks a favorable long-term total          Teachers Advisors, Inc.
     Index Fund -- Retirement Class      return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic growth companies based on
                                         a market index.

--------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Value Index       Seeks a favorable long-term total          Teachers Advisors, Inc.
     Fund -- Retirement Class            return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic value companies based on a
                                         market index.

--------------------------------------------------------------------------------------------------------------------
   Timothy Plan Large/Mid-Cap Value      Long-term growth of capital, with          Timothy Partners, Ltd
     Fund -- Class A                     secondary objective of current income.     Sub-advised by Westwood
                                                                                    Management Corp

--------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Equity Income           Seeks a high level of dividend income      T. Rowe Price Associates, Inc.
     Fund -- Class R                     and long-term capital growth primarily
                                         through investments in stocks.

--------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Growth Stock Fund,      Seeks long-term capital growth             T. Rowe Price Associates, Inc.
     Inc. -- Class R                     through investments in stocks.

--------------------------------------------------------------------------------------------------------------------
   UBS Dynamic Alpha Fund --             Seeks to maximize total return,            UBS Global Asset Management
     Class A                             consisting of capital appreciation and     (Americas) Inc.
                                         current income

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------
   UBS Global Allocation Fund --         Seeks to maximize total return,            UBS Global Asset Management
     Class A                             consisting of capital appreciation and     (Americas) Inc.
                                         current income

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------
   Victory Diversified Stock Fund --     Provide long-term growth of capital        Victory Capital Management Inc.
     Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
--------------------------------------------------------------------------------------------------------------------
   Victory Munder Mid-Cap Core           Provide long-term capital appreciation.    Victory Capital Management Inc.
     Growth Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   Victory Special Value Fund --         Long-term growth of capital and            Victory Capital Management Inc.
     Class A                             dividend income

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Victory Sycamore Established Value    Seeks long term capital growth by         Victory Capital Management Inc.
     Fund -- Class A                     investing primarily in common stocks

        FORMERLY VICTORY ESTABLISHED VALUE FUND -- CLASS A
------------------------------------------------------------------------------------------------------------------------
   Victory Sycamore Small Company        Provide capital appreciation              Victory Capital Management Inc.
     Opportunity Fund -- Class A

        FORMERLY VICTORY SMALL COMPANY OPPORTUNITY FUND -- CLASS A
------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Asset           Seeks long-term total return, consisting  Wells Fargo Funds Management, LLC
     Allocation Fund -- Class A          of capital appreciation and current       Sub-advised by Grantham, Mayo, Van
                                         income.                                   Otterloo & Co. (GMO)

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Emerging        Seeks long-term capital appreciation      Wells Fargo Funds Management, LLC
     Markets Equity Fund -- Class A                                                Sub-advised by Wells Capital
                                                                                   Management, Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2013.
------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage International   Seeks long-term capital appreciation.     Wells Fargo Funds Management, LLC
     Equity Fund -- Class A                                                        Sub-advised by Wells Capital
                                                                                   Management, Inc.

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Utility and     Seeks total return, consisting of income  Wells Fargo Funds Management, LLC
     Telecommunications Fund --          and capital appreciation.                 Sub-advised by Crow Point Partners,
     Class A                                                                       LLC

------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
ALGER INSTITUTIONAL FUNDS
------------------------------------------------------------------------------------------------------------------------
   Alger Capital Appreciation            Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Institutional Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
   Alger Mid Cap Growth Institutional    Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Fund -- Class I

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Alger Small Cap Growth                Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Institutional Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IB      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

------------------------------------------------------------------------------------------------------------------------



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.


     MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

      For Example:

           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.


      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.


      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.

      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.

      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a Plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with our own.

      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      - death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      - severance from employment with the Employer,

      - attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................            1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly, or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly, or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.


      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

      Upon suspension of all other contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.

      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.

      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:

      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.


      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.

      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583

      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
APPENDIX I -- ACCUMULATION UNIT VALUES.......................................................................    APP I-1
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                   APPENDIX I -- ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  20.766   $  18.760   $ 17.118  $ 10.060   $  9.240  $       -
Accumulation unit value at end of period......................  $  21.397   $  20.766   $ 18.760  $ 17.118   $ 10.060  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  19.551   $  17.884   $ 16.525  $ 16.997   $ 15.363  $  12.183
Accumulation unit value at end of period......................  $  19.895   $  19.551   $ 17.884  $ 16.525   $ 16.997  $  15.363
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         0          0          -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  21.937   $  19.367   $ 17.497  $ 10.120   $  9.250  $       -
Accumulation unit value at end of period......................  $  22.611   $  21.937   $ 19.367  $ 17.497   $ 10.120  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  20.654   $  18.463   $ 16.891  $ 17.588   $ 15.833  $  12.403
Accumulation unit value at end of period......................  $  21.024   $  20.654   $ 18.463  $ 16.891   $ 17.588  $  15.833
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           3          9         9          7          0



                                   APP I-1

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  22.905   $  19.822   $ 17.836  $  9.990   $  9.070  $       -
Accumulation unit value at end of period......................  $  23.646   $  22.905   $ 19.822  $ 17.836   $  9.990  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  21.565   $  18.897   $ 17.218  $ 18.170   $ 16.294  $  12.577
Accumulation unit value at end of period......................  $  21.986   $  21.565   $ 18.897  $ 17.218   $ 18.170  $  16.294
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10           9         15        13          8          1
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  23.904   $  20.221   $ 18.070  $ 10.090   $  9.140  $       -
Accumulation unit value at end of period......................  $  24.694   $  23.904   $ 20.221  $ 18.070   $ 10.090  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  22.506   $  19.277   $ 17.444  $ 18.645   $ 16.700  $  12.769
Accumulation unit value at end of period......................  $  22.961   $  22.506   $ 19.277  $ 17.444   $ 18.645  $  16.700
Number of accumulation units outstanding at end of period (in
thousands)....................................................          9           8          7         8          4          -
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.370   $  20.170   $ 17.876  $ 10.020   $  9.060  $       -
Accumulation unit value at end of period......................  $  25.240   $  24.370   $ 20.170  $ 17.876   $ 10.020  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  22.944   $  19.229   $ 17.256  $ 18.673   $ 16.763  $  12.829
Accumulation unit value at end of period......................  $  23.468   $  22.944   $ 19.229  $ 17.256   $ 18.673  $  16.763
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10           9          7         7          5          0
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.549   $  20.012   $ 17.652  $ 19.048   $ 16.903  $       -
Accumulation unit value at end of period......................  $  25.469   $  24.549   $ 20.012  $ 17.652   $ 19.048  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  23.113   $  19.079   $ 17.040  $ 18.619   $ 16.730  $  12.863
Accumulation unit value at end of period......................  $  23.681   $  23.113   $ 19.079  $ 17.040   $ 18.619  $  16.730
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           6          5         4          2          0


                                   APP I-2

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.758   $  19.951   $ 17.552  $ 10.230   $  9.220  $       -
Accumulation unit value at end of period......................  $  25.770   $  24.758   $ 19.951  $ 17.552   $ 10.230  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  23.310   $  19.020   $ 16.943  $ 18.591   $ 16.723  $  12.855
Accumulation unit value at end of period......................  $  23.962   $  23.310   $ 19.020  $ 16.943   $ 18.591  $  16.723
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           3          2         1          0          0
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.813   $  19.939   $ 17.449  $ 10.030   $  9.050  $       -
Accumulation unit value at end of period......................  $  25.809   $  24.813   $ 19.939  $ 17.449   $ 10.030  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  23.361   $  19.009   $ 16.843  $ 18.552   $ 16.721  $  12.855
Accumulation unit value at end of period......................  $  23.998   $  23.361   $ 19.009  $ 16.843   $ 18.552  $  16.721
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           3          1         1          0          0
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.117   $  12.123   $ 10.585  $  8.450   $  8.150  $       -
Accumulation unit value at end of period......................  $  15.712   $  15.117   $ 12.123  $ 10.585   $  8.450  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.408   $  11.699   $ 10.343  $ 11.403   $ 10.856  $       -
Accumulation unit value at end of period......................  $  14.788   $  14.408   $ 11.699  $ 10.343   $ 11.403  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           2          1         1          -          -
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.123   $  12.120   $ 10.583  $ 11.548   $ 10.887  $       -
Accumulation unit value at end of period......................  $  15.721   $  15.123   $ 12.120  $ 10.583   $ 11.548  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.413   $  11.696   $ 10.341  $ 11.426   $ 10.862  $       -
Accumulation unit value at end of period......................  $  14.797   $  14.413   $ 11.696  $ 10.341   $ 11.426  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           0          0         0          0          -


                                   APP I-3

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.331   $  12.630   $ 10.698  $ 11.680   $  9.232  $       -
Accumulation unit value at end of period......................  $  18.824   $  17.331   $ 12.630  $ 10.698   $ 11.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.146   $  11.914   $ 10.219  $ 11.297   $  9.041  $   6.793
Accumulation unit value at end of period......................  $  17.319   $  16.146   $ 11.914  $ 10.219   $ 11.297  $   9.041
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          17         18        20         12          6
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.994   $  11.236   $ 10.498  $ 10.195   $      -  $       -
Accumulation unit value at end of period......................  $  11.755   $  10.994   $ 11.236  $ 10.498   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.605   $  10.975   $ 10.382  $ 10.167   $      -  $       -
Accumulation unit value at end of period......................  $  11.199   $  10.605   $ 10.975  $ 10.382   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         -          -          -
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.647   $  11.861   $ 10.002  $ 10.291   $      -  $       -
Accumulation unit value at end of period......................  $  13.056   $  12.647   $ 11.861  $ 10.002   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -          11          8         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.200   $  11.586   $  9.891  $ 10.263   $      -  $       -
Accumulation unit value at end of period......................  $  12.438   $  12.200   $ 11.586  $  9.891   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          1         0          -          -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $   9.174   $   8.097   $  7.017  $ 15.370   $ 14.080  $       -
Accumulation unit value at end of period......................  $   9.045   $   9.174   $  8.097  $  7.017   $ 15.370  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.846   $  10.587   $  9.289  $ 11.266   $ 10.151  $   7.327
Accumulation unit value at end of period......................  $  11.534   $  11.846   $ 10.587  $  9.289   $ 11.266  $  10.151
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10          10         17        19         16         16


                                   APP I-4

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  19.347   $  15.850   $ 13.879  $ 17.392   $ 16.823  $       -
Accumulation unit value at end of period......................  $  18.079   $  19.347   $ 15.850  $ 13.879   $ 17.392  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.467   $   8.683   $  7.698  $  9.769   $  9.568  $   7.083
Accumulation unit value at end of period......................  $   9.659   $  10.467   $  8.683  $  7.698   $  9.769  $   9.568
Number of accumulation units outstanding at end of period (in
thousands)....................................................         29          45         43        40         42         40
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.197   $  12.757   $ 10.800  $ 10.913   $  9.617  $       -
Accumulation unit value at end of period......................  $  19.485   $  17.197   $ 12.757  $ 10.800   $ 10.913  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6          87        110       122        163          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  22.216   $  16.687   $ 14.306  $ 14.637   $ 13.060  $   9.588
Accumulation unit value at end of period......................  $  24.859   $  22.216   $ 16.687  $ 14.306   $ 14.637  $  13.060
Number of accumulation units outstanding at end of period (in
thousands)....................................................         31          26         26        20         19         18
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.757   $   9.366   $  8.057  $ 14.200   $ 11.930  $       -
Accumulation unit value at end of period......................  $  13.953   $  12.757   $  9.366  $  8.057   $ 14.200  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.119   $  11.983   $ 10.438  $ 11.457   $  9.723  $   7.281
Accumulation unit value at end of period......................  $  17.412   $  16.119   $ 11.983  $ 10.438   $ 11.457  $   9.723
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10          12         13        16         17         21
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.232   $  11.352   $ 10.098  $ 27.840   $ 22.160  $       -
Accumulation unit value at end of period......................  $  15.194   $  15.232   $ 11.352  $ 10.098   $ 27.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.018   $  10.579   $  9.528  $  9.936   $  8.009  $   6.119
Accumulation unit value at end of period......................  $  13.809   $  14.018   $ 10.579  $  9.528   $  9.936  $   8.009
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           6          5         4          3          4


                                   APP I-5

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.831   $   9.974   $  8.755  $ 11.350   $ 10.370  $       -
Accumulation unit value at end of period......................  $  14.069   $  12.831   $  9.974  $  8.755   $ 11.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.953   $   9.409   $  8.362  $  8.214   $  7.355  $   5.824
Accumulation unit value at end of period......................  $  12.944   $  11.953   $  9.409  $  8.362   $  8.214  $   7.355
Number of accumulation units outstanding at end of period (in
thousands)....................................................        119         112        108       102         57         27
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.660   $  10.579   $  8.712  $ 10.619   $      -  $       -
Accumulation unit value at end of period......................  $  11.005   $  11.660   $ 10.579  $  8.712   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.247   $  10.333   $  8.616  $ 10.590   $      -  $       -
Accumulation unit value at end of period......................  $  10.483   $  11.247   $ 10.333  $  8.616   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
AMERICAN CENTURY DIVERSIFIED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.425   $  11.734   $ 11.191  $ 10.455   $      -  $       -
Accumulation unit value at end of period......................  $  12.072   $  11.425   $ 11.734  $ 11.191   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.889   $  11.324   $ 10.936  $ 10.345   $      -  $       -
Accumulation unit value at end of period......................  $  11.362   $  10.889   $ 11.324  $ 10.936   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           2          2         1          -          -
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.604   $  10.257   $  8.843  $ 20.880   $ 18.380  $       -
Accumulation unit value at end of period......................  $  15.379   $  13.604   $ 10.257  $  8.843   $ 20.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.667   $  11.960   $ 10.441  $ 10.180   $  8.997  $   7.139
Accumulation unit value at end of period......................  $  17.490   $  15.667   $ 11.960  $ 10.441   $ 10.180  $   8.997
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           4          4         4          3          2


                                   APP I-6

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $   8.580   $   7.820   $ 20.168  $ 19.523   $ 17.276  $       -
Accumulation unit value at end of period......................  $   8.750   $   8.580   $  7.820  $ 20.168   $ 19.523  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  19.545   $  16.589   $ 15.101  $ 14.802   $ 13.263  $  11.291
Accumulation unit value at end of period......................  $  21.630   $  19.545   $ 16.589  $ 15.101   $ 14.802  $  13.263
Number of accumulation units outstanding at end of period (in
thousands)....................................................         33          32         43        44         31         29
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  27.268   $  21.125   $ 18.590  $ 25.460   $ 21.710  $       -
Accumulation unit value at end of period......................  $  30.248   $  27.268   $ 21.125  $ 18.590   $ 25.460  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  25.673   $  20.140   $ 17.946  $ 18.384   $ 15.860  $  12.500
Accumulation unit value at end of period......................  $  28.126   $  25.673   $ 20.140  $ 17.946   $ 18.384  $  15.860
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           4          4         1          0          -
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.259   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  11.068   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.245   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.915   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          9           -          -         -          -          -
AMERICAN CENTURY MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.575   $  13.550   $ 11.669  $ 12.580   $ 11.940  $       -
Accumulation unit value at end of period......................  $  20.393   $  17.575   $ 13.550  $ 11.669   $ 12.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.750   $  13.076   $ 11.403  $ 11.680   $ 10.986  $       -
Accumulation unit value at end of period......................  $  19.194   $  16.750   $ 13.076  $ 11.403   $ 11.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          3         1          -          -


                                   APP I-7

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.004   $  10.003   $ 10.002  $  1.000   $  1.000  $       -
Accumulation unit value at end of period......................  $  10.005   $  10.004   $ 10.003  $ 10.002   $  1.000  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         31          37          7         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.534   $   9.653   $  9.774  $  9.912   $  9.981  $       -
Accumulation unit value at end of period......................  $   9.417   $   9.534   $  9.653  $  9.774   $  9.912  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         13          11          3         0         14          -
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  22.136   $  16.458   $ 14.145  $ 15.194   $ 12.286  $       -
Accumulation unit value at end of period......................  $  23.061   $  22.136   $ 16.458  $ 14.145   $ 15.194  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  22.791   $  17.158   $ 14.933  $ 11.947   $ 11.527  $       -
Accumulation unit value at end of period......................  $  23.449   $  22.791   $ 17.158  $ 14.933   $ 11.947  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          5         3          1          -
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.339   $  11.248   $  9.748  $ 18.580   $ 16.390  $       -
Accumulation unit value at end of period......................  $  17.141   $  15.339   $ 11.248  $  9.748   $ 18.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         31          73         83        75          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.457   $  12.219   $ 10.723  $ 10.858   $  9.678  $   7.582
Accumulation unit value at end of period......................  $  18.162   $  16.457   $ 12.219  $ 10.723   $ 10.858  $   9.678
Number of accumulation units outstanding at end of period (in
thousands)....................................................         50          40         45        39         24         33
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.684   $  10.733   $  9.591  $ 25.180   $ 23.040  $       -
Accumulation unit value at end of period......................  $  15.353   $  13.684   $ 10.733  $  9.591   $ 25.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        141         151        165        63          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.335   $  12.178   $ 11.020  $ 10.684   $  9.645  $   7.729
Accumulation unit value at end of period......................  $  16.991   $  15.335   $ 12.178  $ 11.020   $ 10.684  $   9.645
Number of accumulation units outstanding at end of period (in
thousands)....................................................         79          71         64        48         37         46


                                   APP I-8

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.317   $  10.757   $  9.654  $  9.422   $  8.671  $       -
Accumulation unit value at end of period......................  $  13.084   $  12.317   $ 10.757  $  9.654   $  9.422  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         46          46         43        37          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.853   $  12.250   $ 11.133  $ 11.002   $ 10.252  $   8.366
Accumulation unit value at end of period......................  $  14.532   $  13.853   $ 12.250  $ 11.133   $ 11.002  $  10.252
Number of accumulation units outstanding at end of period (in
thousands)....................................................        365         386        439       461        444        410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  67.874   $  54.513   $ 45.898  $ 49.800   $ 46.260  $       -
Accumulation unit value at end of period......................  $  70.357   $  67.874   $ 54.513  $ 45.898   $ 49.800  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         20          23         23        21          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.939   $  15.402   $ 13.131  $ 14.427   $ 13.570  $  10.254
Accumulation unit value at end of period......................  $  19.388   $  18.939   $ 15.402  $ 13.131   $ 14.427  $  13.570
Number of accumulation units outstanding at end of period (in
thousands)....................................................        180         171        206       197        158        158
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  22.412   $  18.710   $ 15.738  $ 18.268   $ 16.749  $       -
Accumulation unit value at end of period......................  $  21.759   $  22.412   $ 18.710  $ 15.738   $ 18.268  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        183         169        156        33          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  20.951   $  17.710   $ 15.084  $ 17.730   $ 16.460  $  12.226
Accumulation unit value at end of period......................  $  20.088   $  20.951   $ 17.710  $ 15.084   $ 17.730  $  16.460
Number of accumulation units outstanding at end of period (in
thousands)....................................................        165         167        188       178        163        136
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.868   $  10.579   $  9.059  $ 36.630   $ 32.670  $       -
Accumulation unit value at end of period......................  $  15.055   $  13.868   $ 10.579  $  9.059   $ 36.630  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        101         101        100        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.837   $  12.233   $ 10.607  $ 10.984   $  9.783  $   7.647
Accumulation unit value at end of period......................  $  16.979   $  15.837   $ 12.233  $ 10.607   $ 10.984  $   9.783
Number of accumulation units outstanding at end of period (in
thousands)....................................................        187         206        261       274        285        246


                                   APP I-9

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.198   $  11.231   $  9.328  $ 28.170   $ 25.260  $       -
Accumulation unit value at end of period......................  $  14.603   $  14.198   $ 11.231  $  9.328   $ 28.170  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         73          65         64         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.547   $  13.253   $ 11.146  $ 12.259   $ 11.048  $   8.293
Accumulation unit value at end of period......................  $  16.807   $  16.547   $ 13.253  $ 11.146   $ 12.259  $  11.048
Number of accumulation units outstanding at end of period (in
thousands)....................................................         92         106        100       100         82         67
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.876   $  12.155   $ 11.515  $ 12.190   $ 11.800  $       -
Accumulation unit value at end of period......................  $  12.495   $  11.876   $ 12.155  $ 11.515   $ 12.190  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.520   $  11.939   $ 11.453  $ 10.925   $ 10.344  $   9.289
Accumulation unit value at end of period......................  $  11.970   $  11.520   $ 11.939  $ 11.453   $ 10.925  $  10.344
Number of accumulation units outstanding at end of period (in
thousands)....................................................        127         154        173       187        202        211
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  21.050   $  15.777   $ 13.126  $ 13.838   $ 12.360  $       -
Accumulation unit value at end of period......................  $  22.932   $  21.050   $ 15.777  $ 13.126   $ 13.838  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        242         234        226       114         97          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.725   $  13.451   $ 11.332  $ 12.097   $ 10.941  $   8.698
Accumulation unit value at end of period......................  $  19.070   $  17.725   $ 13.451  $ 11.332   $ 12.097  $  10.941
Number of accumulation units outstanding at end of period (in
thousands)....................................................        388         443        520       495        492        482
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.042   $  11.075   $  9.925  $  9.435   $  8.455  $       -
Accumulation unit value at end of period......................  $  14.088   $  13.042   $ 11.075  $  9.925   $  9.435  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.521   $  12.486   $ 11.330  $ 10.906   $  9.896  $   7.834
Accumulation unit value at end of period......................  $  15.491   $  14.521   $ 12.486  $ 11.330   $ 10.906  $   9.896
Number of accumulation units outstanding at end of period (in
thousands)....................................................        134         154        164       175        156        162


                                  APP I-10

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.287   $  10.071   $  8.742  $ 28.100   $ 25.900  $       -
Accumulation unit value at end of period......................  $  14.839   $  13.287   $ 10.071  $  8.742   $ 28.100  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -         49         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.593   $  11.199   $  9.844  $ 10.183   $  9.332  $   7.403
Accumulation unit value at end of period......................  $  16.095   $  14.593   $ 11.199  $  9.844   $ 10.183  $   9.332
Number of accumulation units outstanding at end of period (in
thousands)....................................................        166         174        180       156        143        129
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.208   $  11.338   $  9.174  $ 25.010   $ 22.230  $       -
Accumulation unit value at end of period......................  $  16.891   $  16.208   $ 11.338  $  9.174   $ 25.010  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         32           7          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.695   $  13.241   $ 10.849  $ 11.680   $ 10.464  $   8.057
Accumulation unit value at end of period......................  $  19.241   $  18.695   $ 13.241  $ 10.849   $ 11.680  $  10.464
Number of accumulation units outstanding at end of period (in
thousands)....................................................         29          29         26        24         19         19
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.400   $  10.193   $  9.094  $  8.525   $  7.547  $       -
Accumulation unit value at end of period......................  $  14.851   $  13.400   $ 10.193  $  9.094   $  8.525  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         20          22         21        19         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.039   $  11.584   $ 10.465  $  9.933   $  8.904  $   7.117
Accumulation unit value at end of period......................  $  16.460   $  15.039   $ 11.584  $ 10.465   $  9.933  $   8.904
Number of accumulation units outstanding at end of period (in
thousands)....................................................         74          88         97        85         96         93
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  19.092   $  14.519   $ 12.658  $ 12.590   $ 11.347  $       -
Accumulation unit value at end of period......................  $  20.525   $  19.092   $ 14.519  $ 12.658   $ 12.590  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.196   $  14.012   $ 12.369  $ 12.458   $ 11.321  $       -
Accumulation unit value at end of period......................  $  19.319   $  18.196   $ 14.012  $ 12.369   $ 12.458  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           6          4         3          0          -


                                  APP I-11

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.677   $  12.395   $ 11.939  $ 10.850   $  9.850  $       -
Accumulation unit value at end of period......................  $  14.423   $  15.677   $ 12.395  $ 11.939   $ 10.850  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.941   $  11.962   $ 11.667  $ 11.663   $ 10.670  $       -
Accumulation unit value at end of period......................  $  13.575   $  14.941   $ 11.962  $ 11.667   $ 11.663  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          0          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.295   $  13.669   $ 12.002  $ 12.510   $ 11.910  $       -
Accumulation unit value at end of period......................  $  19.993   $  18.295   $ 13.669  $ 12.002   $ 12.510  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          30         19        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.437   $  13.191   $ 11.728  $ 11.350   $ 10.784  $       -
Accumulation unit value at end of period......................  $  18.819   $  17.437   $ 13.191  $ 11.728   $ 11.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           3          5         4          -          -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  26.334   $  19.682   $ 17.276  $ 22.990   $ 19.270  $       -
Accumulation unit value at end of period......................  $  28.533   $  26.334   $ 19.682  $ 17.276   $ 22.990  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  24.794   $  18.763   $ 16.677  $ 18.584   $ 15.773  $  12.174
Accumulation unit value at end of period......................  $  26.530   $  24.794   $ 18.763  $ 16.677   $ 18.584  $  15.773
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           2          1         2          0          -
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  26.284   $  21.138   $ 18.886  $ 17.520   $ 15.820  $       -
Accumulation unit value at end of period......................  $  28.665   $  26.284   $ 21.138  $ 18.886   $ 17.520  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         28          48         21        15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  24.747   $  20.152   $ 18.232  $ 17.482   $ 15.677  $  12.451
Accumulation unit value at end of period......................  $  26.654   $  24.747   $ 20.152  $ 18.232   $ 17.482  $  15.677
Number of accumulation units outstanding at end of period (in
thousands)....................................................         31          31         22        12          5          0


                                  APP I-12

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  27.319   $  22.078   $ 20.753  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  27.525   $  27.319   $ 22.078  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  25.721   $  21.048   $ 20.025  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  25.593   $  25.721   $ 21.048  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           2          2         -          -          -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.014   $  12.247   $ 11.132  $ 19.420   $ 17.890  $       -
Accumulation unit value at end of period......................  $  14.277   $  14.014   $ 12.247  $ 11.132   $ 19.420  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        154         149        144         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.631   $  13.832   $ 12.731  $ 13.388   $ 12.340  $  10.161
Accumulation unit value at end of period......................  $  15.726   $  15.631   $ 13.832  $ 12.731   $ 13.388  $  12.340
Number of accumulation units outstanding at end of period (in
thousands)....................................................        125         117        128        98         62         43
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.511   $  11.881   $ 10.067  $ 33.500   $ 30.510  $       -
Accumulation unit value at end of period......................  $  12.853   $  14.511   $ 11.881  $ 10.067   $ 33.500  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         37          45         86        81          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.830   $  11.466   $  9.837  $ 11.639   $ 10.599  $       -
Accumulation unit value at end of period......................  $  12.097   $  13.830   $ 11.466  $  9.837   $ 11.639  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          9           6         12         4          2          -
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.057   $  11.296   $  9.979  $ 16.640   $ 13.240  $       -
Accumulation unit value at end of period......................  $  16.021   $  15.057   $ 11.296  $  9.979   $ 16.640  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.560   $  13.340   $ 11.932  $ 12.155   $  9.793  $   7.560
Accumulation unit value at end of period......................  $  18.453   $  17.560   $ 13.340  $ 11.932   $ 12.155  $   9.793
Number of accumulation units outstanding at end of period (in
thousands)....................................................         15          22         14        20         14         17


                                  APP I-13

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.971   $  11.027   $ 10.073  $ 10.164   $  8.334  $       -
Accumulation unit value at end of period......................  $  16.261   $  15.971   $ 11.027  $ 10.073   $ 10.164  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.702   $  12.376   $ 11.447  $ 11.695   $  9.710  $   7.563
Accumulation unit value at end of period......................  $  17.798   $  17.702   $ 12.376  $ 11.447   $ 11.695  $   9.710
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           5          8        10          9          6
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.047   $  10.914   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.130   $  13.047   $ 10.914  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.730   $  10.783   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  12.652   $  12.730   $ 10.783  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.017   $  13.365   $ 12.413  $ 15.530   $ 15.140  $       -
Accumulation unit value at end of period......................  $  13.811   $  13.017   $ 13.365  $ 12.413   $ 15.530  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         24          13          8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.491   $  12.987   $ 12.213  $ 11.711   $ 11.170  $  10.260
Accumulation unit value at end of period......................  $  13.089   $  12.491   $ 12.987  $ 12.213   $ 11.711  $  11.170
Number of accumulation units outstanding at end of period (in
thousands)....................................................         33          33         37        44         37         23
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.857   $  19.059   $ 16.498  $ 16.875   $ 14.395  $       -
Accumulation unit value at end of period......................  $  27.601   $  24.857   $ 19.059  $ 16.498   $ 16.875  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         42          39         35         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.248   $  12.615   $ 11.057  $ 11.452   $  9.892  $   7.871
Accumulation unit value at end of period......................  $  17.818   $  16.248   $ 12.615  $ 11.057   $ 11.452  $   9.892
Number of accumulation units outstanding at end of period (in
thousands)....................................................         65          55         50        66         48         26


                                  APP I-14

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.196   $  12.287   $ 11.312  $ 15.910   $ 15.450  $       -
Accumulation unit value at end of period......................  $  12.791   $  12.196   $ 12.287  $ 11.312   $ 15.910  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.361   $  11.591   $ 10.805  $ 10.660   $ 10.140  $   8.918
Accumulation unit value at end of period......................  $  11.768   $  11.361   $ 11.591  $ 10.805   $ 10.660  $  10.140
Number of accumulation units outstanding at end of period (in
thousands)....................................................         19          19         35        37         42         32
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.599   $  11.292   $  9.779  $ 10.349   $      -  $       -
Accumulation unit value at end of period......................  $  16.166   $  14.599   $ 11.292  $  9.779   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.081   $  11.029   $  9.671  $ 10.321   $      -  $       -
Accumulation unit value at end of period......................  $  15.399   $  14.081   $ 11.029  $  9.671   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           2          1         0          -          -
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  31.543   $  22.993   $ 19.450  $ 21.300   $ 17.450  $       -
Accumulation unit value at end of period......................  $  34.007   $  31.543   $ 22.993  $ 19.450   $ 21.300  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  29.698   $  21.921   $ 18.776  $ 19.735   $ 16.371  $  13.073
Accumulation unit value at end of period......................  $  31.621   $  29.698   $ 21.921  $ 18.776   $ 19.735  $  16.371
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          1         1          1          0
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.886   $  13.019   $ 10.958  $ 17.240   $ 13.760  $       -
Accumulation unit value at end of period......................  $  19.505   $  18.886   $ 13.019  $ 10.958   $ 17.240  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.382   $  12.132   $ 10.340  $ 10.410   $  8.413  $   6.418
Accumulation unit value at end of period......................  $  17.728   $  17.382   $ 12.132  $ 10.340   $ 10.410  $   8.413
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           3          4         3          2          6


                                  APP I-15

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  33.136   $  25.387   $ 21.584  $ 22.698   $ 18.071  $       -
Accumulation unit value at end of period......................  $  33.317   $  33.136   $ 25.387  $ 21.584   $ 22.698  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         38          36         36        10         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  31.198   $  24.203   $ 20.836  $ 22.188   $ 17.886  $  13.523
Accumulation unit value at end of period......................  $  30.979   $  31.198   $ 24.203  $ 20.836   $ 22.188  $  17.886
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          12          9         5          1          1
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  31.518   $  23.276   $ 19.671  $ 19.907   $ 17.175  $       -
Accumulation unit value at end of period......................  $  35.507   $  31.518   $ 23.276  $ 19.671   $ 19.907  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           4          1         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  29.675   $  22.190   $ 18.989  $ 19.459   $ 16.999  $       -
Accumulation unit value at end of period......................  $  33.015   $  29.675   $ 22.190  $ 18.989   $ 19.459  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           5          2         0          0          -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.466   $   9.506   $  8.282  $ 10.090   $  8.790  $       -
Accumulation unit value at end of period......................  $  13.938   $  12.466   $  9.506  $  8.282   $ 10.090  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.472   $   8.858   $  7.814  $  8.374   $  7.307  $   5.665
Accumulation unit value at end of period......................  $  12.668   $  11.472   $  8.858  $  7.814   $  8.374  $   7.307
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         1          1          7
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  28.021   $  19.723   $ 17.644  $ 20.133   $ 17.215  $       -
Accumulation unit value at end of period......................  $  30.481   $  28.021   $ 19.723  $ 17.644   $ 20.133  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  26.382   $  18.803   $ 17.033  $ 19.680   $ 17.039  $       -
Accumulation unit value at end of period......................  $  28.342   $  26.382   $ 18.803  $ 17.033   $ 19.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           3          4         2          0          -


                                  APP I-16

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.408   $  10.633   $  9.469  $ 20.340   $ 17.030  $       -
Accumulation unit value at end of period......................  $  15.712   $  14.408   $ 10.633  $  9.469   $ 20.340  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.804   $  11.809   $ 10.649  $ 10.977   $  9.306  $   7.347
Accumulation unit value at end of period......................  $  17.020   $  15.804   $ 11.809  $ 10.649   $ 10.977  $   9.306
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          20         24        22         16         20
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.448   $   9.950   $  8.542  $  8.924   $  7.259  $       -
Accumulation unit value at end of period......................  $  15.060   $  13.448   $  9.950  $  8.542   $  8.924  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.381   $   9.276   $  8.063  $  8.530   $  7.026  $   5.420
Accumulation unit value at end of period......................  $  13.694   $  12.381   $  9.276  $  8.063   $  8.530  $   7.026
Number of accumulation units outstanding at end of period (in
thousands)....................................................         14          22         27        22         34         29
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.632   $  12.676   $ 11.796  $ 44.710   $ 38.780  $       -
Accumulation unit value at end of period......................  $  19.711   $  15.632   $ 12.676  $ 11.796   $ 44.710  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.755   $  15.399   $ 14.510  $ 15.444   $ 13.564  $  10.555
Accumulation unit value at end of period......................  $  23.354   $  18.755   $ 15.399  $ 14.510   $ 15.444  $  13.564
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           2          2         4          2          1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.451   $  12.226   $ 11.348  $ 20.860   $ 18.200  $       -
Accumulation unit value at end of period......................  $  19.269   $  15.451   $ 12.226  $ 11.348   $ 20.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.220   $  11.393   $ 10.708  $ 11.665   $ 10.238  $   7.753
Accumulation unit value at end of period......................  $  17.514   $  14.220   $ 11.393  $ 10.708   $ 11.665  $  10.238
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           2          2         5          4          3


                                  APP I-17

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.851   $  13.880   $ 12.280  $ 12.672   $ 11.525  $       -
Accumulation unit value at end of period......................  $  18.768   $  18.851   $ 13.880  $ 12.280   $ 12.672  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          1         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.966   $  13.395   $ 12.000  $ 12.539   $ 11.498  $       -
Accumulation unit value at end of period......................  $  17.665   $  17.966   $ 13.395  $ 12.000   $ 12.539  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           1          1         0          0          -
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  31.703   $  23.684   $ 21.316  $ 44.770   $ 36.090  $       -
Accumulation unit value at end of period......................  $  32.605   $  31.703   $ 23.684  $ 21.316   $ 44.770  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  29.849   $  22.579   $ 20.577  $ 22.222   $ 17.898  $  14.254
Accumulation unit value at end of period......................  $  30.317   $  29.849   $ 22.579  $ 20.577   $ 22.222  $  17.898
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          1         1          1          0
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.708   $  10.146   $  8.587  $  7.840   $  6.430  $       -
Accumulation unit value at end of period......................  $  14.633   $  13.708   $ 10.146  $  8.587   $  7.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.615   $   9.455   $  8.103  $  8.959   $  7.398  $   5.575
Accumulation unit value at end of period......................  $  13.299   $  12.615   $  9.455  $  8.103   $  8.959  $   7.398
Number of accumulation units outstanding at end of period (in
thousands)....................................................         15          14         19        18         14          9
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  52.645   $  39.124   $ 34.707  $ 36.451   $ 32.513  $       -
Accumulation unit value at end of period......................  $  56.093   $  52.645   $ 39.124  $ 34.707   $ 36.451  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           9          9         5          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.366   $  13.820   $ 12.414  $ 13.202   $ 11.924  $   9.139
Accumulation unit value at end of period......................  $  19.325   $  18.366   $ 13.820  $ 12.414   $ 13.202  $  11.924
Number of accumulation units outstanding at end of period (in
thousands)....................................................         70          86         94        93         82         90


                                  APP I-18

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.506   $  10.653   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  11.044   $  10.506   $ 10.653  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.251   $  10.525   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.642   $  10.251   $ 10.525  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           6          0         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.142   $  11.607   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  12.914   $  11.142   $ 11.607  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.871   $  11.468   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  12.444   $  10.871   $ 11.468  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  25.400   $  18.958   $ 16.438  $ 54.460   $ 47.120  $       -
Accumulation unit value at end of period......................  $  28.562   $  25.400   $ 18.958  $ 16.438   $ 54.460  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  23.915   $  18.074   $ 15.868  $ 16.950   $ 14.813  $  12.002
Accumulation unit value at end of period......................  $  26.558   $  23.915   $ 18.074  $ 15.868   $ 16.950  $  14.813
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.352   $  17.253   $ 14.591  $ 10.860   $ 10.190  $       -
Accumulation unit value at end of period......................  $  16.033   $  16.352   $ 17.253  $ 14.591   $ 10.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.395   $  16.448   $ 14.086  $ 14.834   $ 13.453  $  11.224
Accumulation unit value at end of period......................  $  14.907   $  15.395   $ 16.448  $ 14.086   $ 14.834  $  13.453
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           2          2         2          1          0


                                  APP I-19

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.270   $   8.160   $  6.923  $  8.149   $      -  $       -
Accumulation unit value at end of period......................  $  10.076   $  10.270   $  8.160  $  6.923   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.993   $  10.454   $  8.981  $ 10.704   $      -  $       -
Accumulation unit value at end of period......................  $  12.590   $  12.993   $ 10.454  $  8.981   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           2          2         4          -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  48.941   $  36.839   $ 33.090  $ 36.315   $      -  $       -
Accumulation unit value at end of period......................  $  55.777   $  48.941   $ 36.839  $ 33.090   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.931   $  11.380   $ 10.350  $ 11.455   $      -  $       -
Accumulation unit value at end of period......................  $  16.805   $  14.931   $ 11.380  $ 10.350   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           0          1         0          -          -
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.453   $  12.785   $ 12.329  $ 11.476   $ 10.827  $       -
Accumulation unit value at end of period......................  $  13.147   $  12.453   $ 12.785  $ 12.329   $ 11.476  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        198         197        169        34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.601   $  12.060   $ 11.776  $ 11.099   $ 10.603  $  10.253
Accumulation unit value at end of period......................  $  12.095   $  11.601   $ 12.060  $ 11.776   $ 11.099  $  10.603
Number of accumulation units outstanding at end of period (in
thousands)....................................................         97          88         93        79         43         32
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  57.963   $  43.626   $ 37.222  $ 27.880   $ 22.600  $       -
Accumulation unit value at end of period......................  $  63.394   $  57.963   $ 43.626  $ 37.222   $ 27.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         24          19         11         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.638   $  14.204   $ 12.272  $ 12.706   $ 10.209  $   7.853
Accumulation unit value at end of period......................  $  20.132   $  18.638   $ 14.204  $ 12.272   $ 12.706  $  10.209
Number of accumulation units outstanding at end of period (in
thousands)....................................................         39          37         40        34         25         25


                                  APP I-20

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.768   $  11.208   $  9.708  $  9.550   $  8.337  $       -
Accumulation unit value at end of period......................  $  16.709   $  14.768   $ 11.208  $  9.708   $  9.550  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        186         139        101         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.758   $  10.573   $  9.273  $  9.237   $  8.164  $   6.400
Accumulation unit value at end of period......................  $  15.373   $  13.758   $ 10.573  $  9.273   $  9.237  $   8.164
Number of accumulation units outstanding at end of period (in
thousands)....................................................        123          95         99        85         52         40
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  44.687   $  31.747   $ 27.365  $ 20.420   $ 16.630  $       -
Accumulation unit value at end of period......................  $  47.102   $  44.687   $ 31.747  $ 27.365   $ 20.420  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         13          17          9         3          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.823   $  13.540   $ 11.818  $ 11.869   $  9.535  $   7.488
Accumulation unit value at end of period......................  $  19.594   $  18.823   $ 13.540  $ 11.818   $ 11.869  $   9.535
Number of accumulation units outstanding at end of period (in
thousands)....................................................         29          23         20        24         18         11
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  21.289   $  17.601   $ 15.785  $  6.940   $  6.470  $       -
Accumulation unit value at end of period......................  $  23.338   $  21.289   $ 17.601  $ 15.785   $  6.940  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  20.044   $  16.779   $ 15.238  $ 15.229   $ 14.158  $  11.707
Accumulation unit value at end of period......................  $  21.700   $  20.044   $ 16.779  $ 15.238   $ 15.229  $  14.158
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          -         0          -          -
EATON VANCE DIVIDEND BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.710   $   9.338   $  8.228  $  8.136   $      -  $       -
Accumulation unit value at end of period......................  $  13.083   $  11.710   $  9.338  $  8.228   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.515   $  12.527   $ 11.176  $ 11.191   $      -  $       -
Accumulation unit value at end of period......................  $  17.118   $  15.515   $ 12.527  $ 11.176   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8          14         13        15          -          -


                                  APP I-21

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.699   $  14.631   $ 12.898  $  5.840   $  5.540  $       -
Accumulation unit value at end of period......................  $  16.099   $  15.699   $ 14.631  $ 12.898   $  5.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.963   $  15.064   $ 13.446  $ 13.022   $ 11.465  $   8.740
Accumulation unit value at end of period......................  $  16.166   $  15.963   $ 15.064  $ 13.446   $ 13.022  $  11.465
Number of accumulation units outstanding at end of period (in
thousands)....................................................         47          47         59        44         28         22
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.069   $   9.331   $  8.060  $ 18.220   $ 16.740  $       -
Accumulation unit value at end of period......................  $  13.392   $  12.069   $  9.331  $  8.060   $ 18.220  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        630         598        565       474          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.211   $  11.125   $  9.731  $ 10.315   $  9.491  $   7.511
Accumulation unit value at end of period......................  $  15.573   $  14.211   $ 11.125  $  9.731   $ 10.315  $   9.491
Number of accumulation units outstanding at end of period (in
thousands)....................................................         52          67         82        76         74         64
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  19.509   $  13.496   $ 11.686  $  9.350   $  8.960  $       -
Accumulation unit value at end of period......................  $  24.852   $  19.509   $ 13.496  $ 11.686   $  9.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  21.210   $  14.856   $ 13.026  $ 12.591   $ 11.472  $   9.688
Accumulation unit value at end of period......................  $  26.683   $  21.210   $ 14.856  $ 13.026   $ 12.591  $  11.472
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           2          1         1          2          1
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.058   $  11.095   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  15.797   $  15.058   $ 11.095  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.693   $  10.962   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  15.222   $  14.693   $ 10.962  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           4          1         -          -          -


                                  APP I-22

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.377   $  10.935   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  15.384   $  14.377   $ 10.935  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.029   $  10.803   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  14.824   $  14.029   $ 10.803  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.801   $  10.487   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  14.897   $  13.801   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.479   $  11.910   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.501   $  15.479   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           4          -         -          -          -
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.752   $   9.785   $  8.342  $  5.500   $  4.660  $       -
Accumulation unit value at end of period......................  $  15.008   $  13.752   $  9.785  $  8.342   $  5.500  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.921   $  11.471   $  9.902  $ 11.629   $  9.916  $   7.560
Accumulation unit value at end of period......................  $  17.160   $  15.921   $ 11.471  $  9.902   $ 11.629  $   9.916
Number of accumulation units outstanding at end of period (in
thousands)....................................................         63          73         90        96        109         97
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.752   $  10.836   $  8.399  $  9.422   $  7.594  $       -
Accumulation unit value at end of period......................  $  15.505   $  14.752   $ 10.836  $  8.399   $  9.422  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         95          97         82         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.576   $  10.098   $  7.925  $  9.002   $  7.347  $   5.203
Accumulation unit value at end of period......................  $  14.092   $  13.576   $ 10.098  $  7.925   $  9.002  $   7.347
Number of accumulation units outstanding at end of period (in
thousands)....................................................         32          36         36        30         23         34


                                  APP I-23

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.554   $  12.278   $ 11.370  $ 11.451   $ 10.410  $       -
Accumulation unit value at end of period......................  $  14.008   $  13.554   $ 12.278  $ 11.370   $ 11.451  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           5          5         5         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.031   $  12.870   $ 12.068  $ 12.307   $ 11.329  $   9.874
Accumulation unit value at end of period......................  $  14.321   $  14.031   $ 12.870  $ 12.068   $ 12.307  $  11.329
Number of accumulation units outstanding at end of period (in
thousands)....................................................         76          62         70        57         43         35
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.723   $  11.343   $ 10.263  $ 10.597   $  9.270  $       -
Accumulation unit value at end of period......................  $  14.402   $  13.723   $ 11.343  $ 10.263   $ 10.597  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           5          5         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.132   $  12.665   $ 11.604  $ 12.132   $ 10.747  $   8.618
Accumulation unit value at end of period......................  $  15.684   $  15.132   $ 12.665  $ 11.604   $ 12.132  $  10.747
Number of accumulation units outstanding at end of period (in
thousands)....................................................         94          81         82        74         87         65
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.781   $  11.653   $ 10.249  $ 10.185   $  8.867  $       -
Accumulation unit value at end of period......................  $  16.929   $  14.781   $ 11.653  $ 10.249   $ 10.185  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.110   $  13.390   $ 11.925  $ 12.000   $ 10.578  $   8.127
Accumulation unit value at end of period......................  $  19.411   $  17.110   $ 13.390  $ 11.925   $ 12.000  $  10.578
Number of accumulation units outstanding at end of period (in
thousands)....................................................         36          30         29        21          9         20
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.569   $  15.392   $ 13.302  $  2.000   $  1.910  $       -
Accumulation unit value at end of period......................  $  16.504   $  16.569   $ 15.392  $ 13.302   $  2.000  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         15           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.615   $  15.630   $ 13.677  $ 13.246   $ 11.855  $       -
Accumulation unit value at end of period......................  $  16.345   $  16.615   $ 15.630  $ 13.677   $ 13.246  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         28          22         21        37         11          -


                                  APP I-24

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.741   $  12.029   $ 10.582  $  2.180   $  2.070  $       -
Accumulation unit value at end of period......................  $  14.307   $  13.741   $ 12.029  $ 10.582   $  2.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           6          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.291   $  13.554   $ 12.073  $ 11.889   $ 10.662  $       -
Accumulation unit value at end of period......................  $  15.723   $  15.291   $ 13.554  $ 12.073   $ 11.889  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        128         142        148       184        209          -
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.901   $  12.156   $ 11.117  $ 11.285   $ 10.079  $       -
Accumulation unit value at end of period......................  $  14.468   $  13.901   $ 12.156  $ 11.117   $ 11.285  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         34          32         27        23          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.775   $  13.083   $ 12.115  $ 12.453   $ 11.262  $   9.476
Accumulation unit value at end of period......................  $  15.186   $  14.775   $ 13.083  $ 12.115   $ 12.453  $  11.262
Number of accumulation units outstanding at end of period (in
thousands)....................................................        134         123        131       145        127        132
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.623   $   9.031   $  7.779  $ 12.240   $ 11.400  $       -
Accumulation unit value at end of period......................  $  12.376   $  11.623   $  9.031  $  7.779   $ 12.240  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.386   $  10.532   $  9.186  $  9.540   $  8.717  $   6.994
Accumulation unit value at end of period......................  $  14.076   $  13.386   $ 10.532  $  9.186   $  9.540  $   8.717
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          28         34        33         27         24
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.407   $  10.703   $  9.444  $  9.735   $  8.764  $       -
Accumulation unit value at end of period......................  $  14.079   $  13.407   $ 10.703  $  9.444   $  9.735  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        130         165        157       103         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.203   $  10.673   $  9.535  $  9.953   $  9.073  $   7.761
Accumulation unit value at end of period......................  $  13.692   $  13.203   $ 10.673  $  9.535   $  9.953  $   9.073
Number of accumulation units outstanding at end of period (in
thousands)....................................................        153         171        214       221        197        159


                                  APP I-25

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  21.870   $  17.121   $ 14.920  $ 15.191   $ 13.636  $       -
Accumulation unit value at end of period......................  $  23.466   $  21.870   $ 17.121  $ 14.920   $ 15.191  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.853   $  14.944   $ 13.187  $ 13.596   $ 12.357  $   9.836
Accumulation unit value at end of period......................  $  19.977   $  18.853   $ 14.944  $ 13.187   $ 13.596  $  12.357
Number of accumulation units outstanding at end of period (in
thousands)....................................................         35          38         45        45         43         37
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  20.199   $  14.993   $ 12.669  $ 13.150   $ 10.354  $       -
Accumulation unit value at end of period......................  $  20.199   $  20.199   $ 14.993  $ 12.669   $ 13.150  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  21.149   $  15.896   $ 13.601  $ 14.295   $ 11.397  $   9.073
Accumulation unit value at end of period......................  $  20.887   $  21.149   $ 15.896  $ 13.601   $ 14.295  $  11.397
Number of accumulation units outstanding at end of period (in
thousands)....................................................         21          26         31        27         27         29
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.043   $  14.576   $ 12.974  $ 12.639   $ 11.401  $       -
Accumulation unit value at end of period......................  $  15.294   $  15.043   $ 14.576  $ 12.974   $ 12.639  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.047   $  14.764   $ 13.307  $ 13.126   $ 11.988  $  10.380
Accumulation unit value at end of period......................  $  15.108   $  15.047   $ 14.764  $ 13.307   $ 13.126  $  11.988
Number of accumulation units outstanding at end of period (in
thousands)....................................................         68          55         50        41         37         49
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.008   $  14.146   $ 13.057  $ 10.070   $  9.590  $       -
Accumulation unit value at end of period......................  $  14.846   $  14.008   $ 14.146  $ 13.057   $ 10.070  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.618   $  13.925   $ 13.014  $ 12.487   $ 11.479  $  10.450
Accumulation unit value at end of period......................  $  14.254   $  13.618   $ 13.925  $ 13.014   $ 12.487  $  11.479
Number of accumulation units outstanding at end of period (in
thousands)....................................................         14          13         14        11          8          4


                                  APP I-26

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
FROST GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.909   $  13.050   $ 11.607  $ 11.667   $      -  $       -
Accumulation unit value at end of period......................  $  19.038   $  16.909   $ 13.050  $ 11.607   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.116   $  12.594   $ 11.342  $ 11.544   $      -  $       -
Accumulation unit value at end of period......................  $  17.920   $  16.116   $ 12.594  $ 11.342   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
FROST VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.695   $  11.668   $ 11.129  $  9.220   $  8.830  $       -
Accumulation unit value at end of period......................  $  17.286   $  15.695   $ 11.668  $ 11.129   $  9.220  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.958   $  11.261   $ 10.875  $ 11.315   $ 10.786  $       -
Accumulation unit value at end of period......................  $  16.270   $  14.958   $ 11.261  $ 10.875   $ 11.315  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           1          1         1          -          -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.510   $   9.740   $  9.521  $ 10.171   $      -  $       -
Accumulation unit value at end of period......................  $  10.784   $  10.510   $  9.740  $  9.521   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.137   $   9.513   $  9.415  $ 10.143   $      -  $       -
Accumulation unit value at end of period......................  $  10.273   $  10.137   $  9.513  $  9.415   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.966   $  13.299   $ 12.971  $ 14.990   $ 15.070  $       -
Accumulation unit value at end of period......................  $  13.498   $  12.966   $ 13.299  $ 12.971   $ 14.990  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        120         121        124       108          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.381   $  12.858   $ 12.699  $ 12.076   $ 11.661  $  11.377
Accumulation unit value at end of period......................  $  12.729   $  12.381   $ 12.858  $ 12.699   $ 12.076  $  11.661
Number of accumulation units outstanding at end of period (in
thousands)....................................................         12          25         37        30         30         26


                                  APP I-27

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.560   $  13.321   $ 11.187  $ 11.660   $  9.828  $       -
Accumulation unit value at end of period......................  $  19.490   $  17.560   $ 13.321  $ 11.187   $ 11.660  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  19.879   $  15.270   $ 12.984  $ 13.703   $ 11.697  $       -
Accumulation unit value at end of period......................  $  21.790   $  19.879   $ 15.270  $ 12.984   $ 13.703  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           5          7         7          4          -
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.299   $  17.021   $ 14.736  $ 14.413   $ 12.709  $       -
Accumulation unit value at end of period......................  $  18.610   $  18.299   $ 17.021  $ 14.736   $ 14.413  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        184         161        147       117         83          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.088   $  15.153   $ 13.284  $ 13.156   $ 11.746  $   9.133
Accumulation unit value at end of period......................  $  16.159   $  16.088   $ 15.153  $ 13.284   $ 13.156  $  11.746
Number of accumulation units outstanding at end of period (in
thousands)....................................................         24          21         20        19         15          9
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.357   $   9.320   $  7.818  $  8.480   $  7.563  $       -
Accumulation unit value at end of period......................  $  13.871   $  12.357   $  9.320  $  7.818   $  8.480  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           4          3        11          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.372   $   8.685   $  7.377  $  8.102   $  7.317  $   5.699
Accumulation unit value at end of period......................  $  12.607   $  11.372   $  8.685  $  7.377   $  8.102  $   7.317
Number of accumulation units outstanding at end of period (in
thousands)....................................................          9           8          7        11          7          6
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  68.057   $  51.389   $ 43.539  $ 50.582   $      -  $       -
Accumulation unit value at end of period......................  $  77.074   $  68.057   $ 51.389  $ 43.539   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  24.942   $  19.070   $ 16.360  $ 19.166   $      -  $       -
Accumulation unit value at end of period......................  $  27.895   $  24.942   $ 19.070  $ 16.360   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         24          27         29        33          -          -


                                  APP I-28

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.494   $  11.195   $  9.623  $ 10.625   $      -  $       -
Accumulation unit value at end of period......................  $  11.461   $  11.494   $ 11.195  $  9.623   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.087   $  10.934   $  9.516  $ 10.596   $      -  $       -
Accumulation unit value at end of period......................  $  10.918   $  11.087   $ 10.934  $  9.516   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.706   $  12.081   $ 10.408  $ 39.490   $ 31.440  $       -
Accumulation unit value at end of period......................  $  17.851   $  16.706   $ 12.081  $ 10.408   $ 39.490  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           8          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.029   $  13.202   $ 11.517  $ 11.613   $  9.341  $   7.265
Accumulation unit value at end of period......................  $  19.025   $  18.029   $ 13.202  $ 11.517   $ 11.613  $   9.341
Number of accumulation units outstanding at end of period (in
thousands)....................................................         46          49         51        52         33         33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  35.618   $  26.279   $ 21.752  $ 14.740   $ 12.400  $       -
Accumulation unit value at end of period......................  $  39.401   $  35.618   $ 26.279  $ 21.752   $ 14.740  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           7          4         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  33.535   $  25.053   $ 20.998  $ 22.209   $ 18.568  $  13.860
Accumulation unit value at end of period......................  $  36.637   $  33.535   $ 25.053  $ 20.998   $ 22.209  $  18.568
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           8          8         9          8          3
HARTFORD MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.085   $  11.941   $ 10.658  $ 11.330   $ 10.230  $       -
Accumulation unit value at end of period......................  $  13.151   $  13.085   $ 11.941  $ 10.658   $ 11.330  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         37          34         43        50          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.025   $  11.112   $ 10.043  $ 10.299   $  9.272  $   7.570
Accumulation unit value at end of period......................  $  11.935   $  12.025   $ 11.112  $ 10.043   $ 10.299  $   9.272
Number of accumulation units outstanding at end of period (in
thousands)....................................................         29          23         15        11          3          1


                                  APP I-29

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.091   $       -   $      -  $      -   $      -  $       -(a)
Accumulation unit value at end of period......................  $  10.946   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         66           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.090   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.918   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         30           -          -         -          -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.104   $  10.095   $  8.918  $ 10.356   $      -  $       -
Accumulation unit value at end of period......................  $  15.278   $  14.104   $ 10.095  $  8.918   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.634   $   9.881   $  8.838  $ 10.350   $      -  $       -
Accumulation unit value at end of period......................  $  14.585   $  13.634   $  9.881  $  8.838   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           6          5         4          -          -
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  35.339   $  26.363   $ 22.529  $ 27.190   $ 22.370  $       -
Accumulation unit value at end of period......................  $  38.668   $  35.339   $ 26.363  $ 22.529   $ 27.190  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          12          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  33.272   $  25.133   $ 21.421  $ 23.334   $ 18.015  $  13.579
Accumulation unit value at end of period......................  $  35.955   $  33.272   $ 25.133  $ 21.421   $ 23.334  $  18.015
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           2          1        18         15          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  20.961   $  15.499   $ 13.035  $ 13.297   $ 11.502  $       -
Accumulation unit value at end of period......................  $  22.873   $  20.961   $ 15.499  $ 13.035   $ 13.297  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          3         2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.012   $  13.486   $ 11.485  $ 11.863   $ 10.391  $   7.907
Accumulation unit value at end of period......................  $  19.411   $  18.012   $ 13.486  $ 11.485   $ 11.863  $  10.391
Number of accumulation units outstanding at end of period (in
thousands)....................................................         31          29         41        40         53         44


                                  APP I-30

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
INVESCO DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.903   $  13.331   $ 11.154  $ 12.581   $ 11.026  $       -
Accumulation unit value at end of period......................  $  12.483   $  12.903   $ 13.331  $ 11.154   $ 12.581  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.297   $  12.865   $ 10.900  $ 12.449   $ 11.000  $       -
Accumulation unit value at end of period......................  $  11.749   $  12.297   $ 12.865  $ 10.900   $ 12.449  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         14          11         12         8          1          -
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  22.905   $  18.330   $ 16.238  $ 16.441   $ 14.628  $       -
Accumulation unit value at end of period......................  $  24.983   $  22.905   $ 18.330  $ 16.238   $ 16.441  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10          17         11        11          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  19.746   $  16.000   $ 14.352  $ 14.714   $ 13.256  $  10.702
Accumulation unit value at end of period......................  $  21.270   $  19.746   $ 16.000  $ 14.352   $ 14.714  $  13.256
Number of accumulation units outstanding at end of period (in
thousands)....................................................         86          93        109        99        106        104
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.391   $  10.005   $  8.732  $  8.919   $  7.917  $       -
Accumulation unit value at end of period......................  $  14.750   $  13.391   $ 10.005  $  8.732   $  8.919  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -         111        112       120        129          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.139   $  11.453   $ 10.121  $ 10.467   $  9.409  $   7.239
Accumulation unit value at end of period......................  $  16.468   $  15.139   $ 11.453  $ 10.121   $ 10.467  $   9.409
Number of accumulation units outstanding at end of period (in
thousands)....................................................         35          36         46        42         37         33
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.787   $   9.931   $  8.624  $ 27.560   $ 24.760  $       -
Accumulation unit value at end of period......................  $  11.776   $  11.787   $  9.931  $  8.624   $ 27.560  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.491   $  13.216   $ 11.621  $ 12.659   $ 11.403  $   8.641
Accumulation unit value at end of period......................  $  15.284   $  15.491   $ 13.216  $ 11.621   $ 12.659  $  11.403
Number of accumulation units outstanding at end of period (in
thousands)....................................................         13          15         13        12         10         10


                                  APP I-31

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.956   $  11.646   $ 10.420  $ 29.760   $ 23.370  $       -
Accumulation unit value at end of period......................  $  17.221   $  15.956   $ 11.646  $ 10.420   $ 29.760  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.767   $  13.130   $ 11.896  $ 13.252   $ 10.537  $   7.720
Accumulation unit value at end of period......................  $  18.937   $  17.767   $ 13.130  $ 11.896   $ 13.252  $  10.537
Number of accumulation units outstanding at end of period (in
thousands)....................................................         14          12         17        14         11         17
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.453   $  18.128   $ 15.554  $ 14.458   $ 11.775  $       -
Accumulation unit value at end of period......................  $  23.641   $  18.453   $ 18.128  $ 15.554   $ 14.458  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          28         43        25         24          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  28.458   $  28.309   $ 24.595  $ 23.150   $ 19.090  $  13.039
Accumulation unit value at end of period......................  $  36.007   $  28.458   $ 28.309  $ 24.595   $ 23.150  $  19.090
Number of accumulation units outstanding at end of period (in
thousands)....................................................         25          24         25        30         20         19
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.966   $  11.631   $ 11.336  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.460   $  15.966   $ 11.631  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.134   $  12.639   $ 12.422  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  17.445   $  17.134   $ 12.639  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         21          20         23         -          -          -
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.860   $  11.604   $ 10.223  $ 12.240   $  9.520  $       -
Accumulation unit value at end of period......................  $  16.204   $  15.860   $ 11.604  $ 10.223   $ 12.240  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.659   $  13.082   $ 11.671  $ 11.866   $  9.345  $   7.731
Accumulation unit value at end of period......................  $  17.818   $  17.659   $ 13.082  $ 11.671   $ 11.866  $   9.345
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           6          7        10          7          4


                                  APP I-32

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  35.220   $  25.174   $ 21.271  $ 21.545   $ 17.061  $       -
Accumulation unit value at end of period......................  $  37.920   $  35.220   $ 25.174  $ 21.271   $ 21.545  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  33.160   $  24.000   $ 20.534  $ 21.060   $ 16.887  $  13.681
Accumulation unit value at end of period......................  $  35.259   $  33.160   $ 24.000  $ 20.534   $ 21.060  $  16.887
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           3          2         2          1          0
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  37.855   $  26.241   $ 21.421  $ 23.334   $ 18.015  $       -
Accumulation unit value at end of period......................  $  40.558   $  37.855   $ 26.241  $ 21.421   $ 23.334  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10          12         14        18         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  35.642   $  25.017   $ 20.679  $ 22.809   $ 17.831  $  13.552
Accumulation unit value at end of period......................  $  37.712   $  35.642   $ 25.017  $ 20.679   $ 22.809  $  17.831
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           8          5         3          2          1
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.695   $  15.038   $ 12.601  $ 13.648   $ 12.434  $       -
Accumulation unit value at end of period......................  $  17.759   $  18.695   $ 15.038  $ 12.601   $ 13.648  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         17          16         15         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.602   $  14.337   $ 12.164  $ 13.341   $ 12.307  $  10.434
Accumulation unit value at end of period......................  $  16.512   $  17.602   $ 14.337  $ 12.164   $ 13.341  $  12.307
Number of accumulation units outstanding at end of period (in
thousands)....................................................         24          24         30        20          7          0
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $   8.161   $   7.543   $  7.506  $ 21.880   $ 18.670  $       -
Accumulation unit value at end of period......................  $   7.087   $   8.161   $  7.543  $  7.506   $ 21.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.601   $   9.921   $  9.997  $ 12.878   $ 11.126  $   8.149
Accumulation unit value at end of period......................  $   9.091   $  10.601   $  9.921  $  9.997   $ 12.878  $  11.126
Number of accumulation units outstanding at end of period (in
thousands)....................................................         60          59         56        60         41         39


                                  APP I-33

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.250   $  11.978   $ 10.834  $ 10.616   $  9.302  $       -
Accumulation unit value at end of period......................  $  18.104   $  16.250   $ 11.978  $ 10.834   $ 10.616  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -         41         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.347   $  12.947   $ 11.858  $ 11.766   $ 10.439  $   8.616
Accumulation unit value at end of period......................  $  19.086   $  17.347   $ 12.947  $ 11.858   $ 11.766  $  10.439
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           3          3         3          3          3
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.024   $  15.797   $ 12.475  $ 32.820   $ 29.960  $       -
Accumulation unit value at end of period......................  $  25.066   $  24.024   $ 15.797  $ 12.475   $ 32.820  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           6          1         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  22.110   $  14.721   $ 11.772  $ 12.432   $ 11.346  $   8.916
Accumulation unit value at end of period......................  $  22.783   $  22.110   $ 14.721  $ 11.772   $ 12.432  $  11.346
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          11         12        11          7          3
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.939   $  14.201   $ 12.602  $ 12.469   $ 11.598  $       -
Accumulation unit value at end of period......................  $  18.310   $  16.939   $ 14.201  $ 12.602   $ 12.469  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          26         31        33         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.014   $  13.595   $ 12.216  $ 12.239   $ 11.528  $  10.000
Accumulation unit value at end of period......................  $  17.096   $  16.014   $ 13.595  $ 12.216   $ 12.239  $  11.528
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          12         13         7          3          -
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.045   $  18.451   $ 15.726  $ 16.064   $ 12.805  $       -
Accumulation unit value at end of period......................  $  26.846   $  24.045   $ 18.451  $ 15.726   $ 16.064  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  22.733   $  17.664   $ 15.244  $ 15.768   $ 12.726  $  10.000
Accumulation unit value at end of period......................  $  25.066   $  22.733   $ 17.664  $ 15.244   $ 15.768  $  12.726
Number of accumulation units outstanding at end of period (in
thousands)....................................................          9           9         11         9          7          5


                                  APP I-34

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  26.718   $  20.283   $ 16.404  $ 33.290   $ 31.520  $       -
Accumulation unit value at end of period......................  $  29.007   $  26.718   $ 20.283  $ 16.404   $ 33.290  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  23.033   $  17.705   $ 14.499  $ 15.842   $ 15.188  $  11.942
Accumulation unit value at end of period......................  $  24.696   $  23.033   $ 17.705  $ 14.499   $ 15.842  $  15.188
Number of accumulation units outstanding at end of period (in
thousands)....................................................         28          26         35        29         30         34
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.719   $  11.372   $ 10.145  $ 50.540   $ 42.480  $       -
Accumulation unit value at end of period......................  $  10.946   $  12.719   $ 11.372  $ 10.145   $ 50.540  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0        171       137          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.024   $  10.886   $  9.834  $ 14.845   $ 12.634  $  10.000
Accumulation unit value at end of period......................  $  10.220   $  12.024   $ 10.886  $  9.834   $ 14.845  $  12.634
Number of accumulation units outstanding at end of period (in
thousands)....................................................         43          51         57        50         56         46
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.847   $  13.099   $ 12.497  $ 11.470   $ 11.110  $       -
Accumulation unit value at end of period......................  $  13.495   $  12.847   $ 13.099  $ 12.497   $ 11.470  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         22          44         46        52          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.096   $  12.488   $ 12.063  $ 11.397   $ 10.779  $  10.177
Accumulation unit value at end of period......................  $  12.547   $  12.096   $ 12.488  $ 12.063   $ 11.397  $  10.779
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           8          6         5          3          1
JPMORGAN PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.004   $  10.003   $ 10.002  $ 10.001   $ 10.000  $       -
Accumulation unit value at end of period......................  $  10.006   $  10.004   $ 10.003  $ 10.002   $ 10.001  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.535   $   9.654   $  9.774  $  9.896   $  9.977  $       -
Accumulation unit value at end of period......................  $   9.417   $   9.535   $  9.654  $  9.774   $  9.896  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         75          65         74        68         21          -


                                  APP I-35

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  33.761   $  24.867   $ 21.115  $ 33.790   $ 27.710  $       -
Accumulation unit value at end of period......................  $  36.123   $  33.761   $ 24.867  $ 21.115   $ 33.790  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  31.787   $  23.707   $ 20.383  $ 20.115   $ 16.165  $  13.188
Accumulation unit value at end of period......................  $  33.588   $  31.787   $ 23.707  $ 20.383   $ 20.115  $  16.165
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           2          1         2          1          1
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  38.703   $  26.177   $ 23.324  $ 11.170   $  8.350  $       -
Accumulation unit value at end of period......................  $  38.619   $  38.703   $ 26.177  $ 23.324   $ 11.170  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -         18        23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  36.440   $  24.956   $ 22.515  $ 23.633   $ 17.889  $  13.739
Accumulation unit value at end of period......................  $  35.909   $  36.440   $ 24.956  $ 22.515   $ 23.633  $  17.889
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           8         10        10          3          2
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  36.396   $  26.729   $ 22.241  $ 18.200   $ 14.570  $       -
Accumulation unit value at end of period......................  $  37.852   $  36.396   $ 26.729  $ 22.241   $ 18.200  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         18          16         16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  34.267   $  25.483   $ 21.470  $ 22.679   $ 18.302  $  14.190
Accumulation unit value at end of period......................  $  35.196   $  34.267   $ 25.483  $ 21.470   $ 22.679  $  18.302
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          1         0          0          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.216   $  11.088   $  9.859  $ 10.397   $      -  $       -
Accumulation unit value at end of period......................  $  12.894   $  12.216   $ 11.088  $  9.859   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         33          29         24         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.782   $  10.829   $  9.750  $ 10.369   $      -  $       -
Accumulation unit value at end of period......................  $  12.282   $  11.782   $ 10.829  $  9.750   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         49          17          1         0          -          -


                                  APP I-36

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.616   $  11.123   $  9.733  $ 10.424   $      -  $       -
Accumulation unit value at end of period......................  $  13.460   $  12.616   $ 11.123  $  9.733   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          36         34        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.169   $  10.863   $  9.625  $ 10.396   $      -  $       -
Accumulation unit value at end of period......................  $  12.822   $  12.169   $ 10.863  $  9.625   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        106           8          4         2          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.906   $  11.045   $  9.536  $ 10.457   $      -  $       -
Accumulation unit value at end of period......................  $  13.828   $  12.906   $ 11.045  $  9.536   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         32          14         13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.448   $  10.788   $  9.430  $ 10.429   $      -  $       -
Accumulation unit value at end of period......................  $  13.173   $  12.448   $ 10.788  $  9.430   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        142          60         48         8          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.103   $  10.948   $  9.367  $ 10.481   $      -  $       -
Accumulation unit value at end of period......................  $  14.076   $  13.103   $ 10.948  $  9.367   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10         101         80        68          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.638   $  10.693   $  9.264  $ 10.453   $      -  $       -
Accumulation unit value at end of period......................  $  13.408   $  12.638   $ 10.693  $  9.264   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        110          38          9         7          -          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.314   $  10.926   $  9.269  $ 10.502   $      -  $       -
Accumulation unit value at end of period......................  $  14.323   $  13.314   $ 10.926  $  9.269   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         45          15         10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.842   $  10.671   $  9.166  $ 10.474   $      -  $       -
Accumulation unit value at end of period......................  $  13.643   $  12.842   $ 10.671  $  9.166   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         45           9          8         5          -          -


                                  APP I-37

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.408   $  10.921   $  9.260  $ 10.503   $      -  $       -
Accumulation unit value at end of period......................  $  14.431   $  13.408   $ 10.921  $  9.260   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          57         47        34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.933   $  10.666   $  9.157  $ 10.475   $      -  $       -
Accumulation unit value at end of period......................  $  13.747   $  12.933   $ 10.666  $  9.157   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         37           7          1         1          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.420   $  10.933   $  9.255  $ 10.494   $      -  $       -
Accumulation unit value at end of period......................  $  14.434   $  13.420   $ 10.933  $  9.255   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         31          13         10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.944   $  10.678   $  9.153  $ 10.466   $      -  $       -
Accumulation unit value at end of period......................  $  13.749   $  12.944   $ 10.678  $  9.153   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         54           5          1         1          -          -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.409   $  10.924   $  9.257  $ 10.496   $      -  $       -
Accumulation unit value at end of period......................  $  14.422   $  13.409   $ 10.924  $  9.257   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          86         71        54          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.934   $  10.669   $  9.155  $ 10.468   $      -  $       -
Accumulation unit value at end of period......................  $  13.738   $  12.934   $ 10.669  $  9.155   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         30           4          0         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.063   $  10.642   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  14.060   $  13.063   $ 10.642  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.785   $  10.546   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.590   $  12.785   $ 10.546  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           1          -         -          -          -


                                  APP I-38

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.852   $  11.013   $ 10.012  $ 10.336   $      -  $       -
Accumulation unit value at end of period......................  $  12.438   $  11.852   $ 11.013  $ 10.012   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.432   $  10.756   $  9.902  $ 10.309   $      -  $       -
Accumulation unit value at end of period......................  $  11.848   $  11.432   $ 10.756  $  9.902   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         17          17         11        20          -          -
JPMORGAN U.S. EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.965   $  13.251   $ 11.333  $ 10.250   $  9.700  $       -
Accumulation unit value at end of period......................  $  20.379   $  17.965   $ 13.251  $ 11.333   $ 10.250  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10          10         11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.122   $  12.788   $ 11.075  $ 11.421   $ 10.856  $       -
Accumulation unit value at end of period......................  $  19.182   $  17.122   $ 12.788  $ 11.075   $ 11.421  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           7          4         3          0          -
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.128   $  11.080   $ 10.012  $ 15.140   $ 13.930  $       -
Accumulation unit value at end of period......................  $  12.701   $  12.128   $ 11.080  $ 10.012   $ 15.140  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         43          67         47         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.134   $  12.150   $ 11.116  $ 11.116   $ 10.181  $   8.363
Accumulation unit value at end of period......................  $  13.583   $  13.134   $ 12.150  $ 11.116   $ 11.116  $  10.181
Number of accumulation units outstanding at end of period (in
thousands)....................................................        174         183        234       213        165        129
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.807   $  10.408   $  9.231  $ 14.330   $ 13.050  $       -
Accumulation unit value at end of period......................  $  12.396   $  11.807   $ 10.408  $  9.231   $ 14.330  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         85          93         74        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.153   $  11.740   $ 10.543  $ 10.769   $  9.777  $   7.794
Accumulation unit value at end of period......................  $  13.636   $  13.153   $ 11.740  $ 10.543   $ 10.769  $   9.777
Number of accumulation units outstanding at end of period (in
thousands)....................................................        203         220        203       152        115         75


                                  APP I-39

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.484   $   9.841   $  8.601  $ 16.970   $ 15.330  $       -
Accumulation unit value at end of period......................  $  12.084   $  11.484   $  9.841  $  8.601   $ 16.970  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         74          90         81        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.103   $  11.369   $ 10.062  $ 10.466   $  9.428  $   7.335
Accumulation unit value at end of period......................  $  13.617   $  13.103   $ 11.369  $ 10.062   $ 10.466  $   9.428
Number of accumulation units outstanding at end of period (in
thousands)....................................................        183         178        176       149        102         77
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.218   $  10.956   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  12.823   $  12.218   $ 10.956  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.921   $  10.824   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  12.357   $  11.921   $ 10.824  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           4          0         -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.756   $  11.085   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.416   $  12.756   $ 11.085  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.446   $  10.952   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  12.927   $  12.446   $ 10.952  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           1          0         -          -          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.240   $  11.204   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.951   $  13.240   $ 11.204  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.919   $  11.070   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.443   $  12.919   $ 11.070  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           0          0         -          -          -


                                  APP I-40

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2050 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.401   $  12.884   $ 11.126  $ 18.580   $ 17.740  $       -
Accumulation unit value at end of period......................  $  16.235   $  15.401   $ 12.884  $ 11.126   $ 18.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           6          4         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.678   $  12.433   $ 10.872  $ 11.475   $ 10.806  $       -
Accumulation unit value at end of period......................  $  15.281   $  14.678   $ 12.433  $ 10.872   $ 11.475  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         29          21         18         6          1          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.609   $  11.274   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  14.371   $  13.609   $ 11.274  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.278   $  11.139   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.848   $  13.278   $ 11.139  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          -         -          -          -
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.088   $  12.354   $ 11.390  $ 10.710   $ 10.030  $       -
Accumulation unit value at end of period......................  $  13.684   $  13.088   $ 12.354  $ 11.390   $ 10.710  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         41          39         48         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.426   $  12.833   $ 11.981  $ 11.710   $ 10.866  $   9.337
Accumulation unit value at end of period......................  $  13.864   $  13.426   $ 12.833  $ 11.981   $ 11.710  $  10.866
Number of accumulation units outstanding at end of period (in
thousands)....................................................         49          49         58        67         59         44
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.845   $  13.291   $ 12.026  $ 11.847   $      -  $       -
Accumulation unit value at end of period......................  $  17.056   $  16.845   $ 13.291  $ 12.026   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.054   $  12.826   $ 11.751  $ 11.723   $      -  $       -
Accumulation unit value at end of period......................  $  16.053   $  16.054   $ 12.826  $ 11.751   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -


                                  APP I-41

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.060   $  13.518   $ 12.068  $ 12.680   $ 11.810  $       -
Accumulation unit value at end of period......................  $  18.553   $  18.060   $ 13.518  $ 12.068   $ 12.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.213   $  13.045   $ 11.793  $ 11.887   $ 11.158  $       -
Accumulation unit value at end of period......................  $  17.463   $  17.213   $ 13.045  $ 11.793   $ 11.887  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          3         3          2          -
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  19.758   $  18.757   $ 16.391  $ 14.180   $ 13.260  $       -
Accumulation unit value at end of period......................  $  20.582   $  19.758   $ 18.757  $ 16.391   $ 14.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           5          6         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.602   $  17.882   $ 15.823  $ 15.525   $ 13.919  $  10.978
Accumulation unit value at end of period......................  $  19.137   $  18.602   $ 17.882  $ 15.823   $ 15.525  $  13.919
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          14         15        10          7          0
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.834   $   8.955   $  7.726  $ 11.580   $ 10.220  $       -
Accumulation unit value at end of period......................  $  13.262   $  11.834   $  8.955  $  7.726   $ 11.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.233   $  10.139   $  8.858  $  9.732   $  8.622  $       -
Accumulation unit value at end of period......................  $  14.645   $  13.233   $ 10.139  $  8.858   $  9.732  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          16         20        25         38          -
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  31.377   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  35.005   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.106   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  14.440   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           -          -         -          -          -


                                  APP I-42

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  20.591   $  13.099   $ 11.866  $ 12.066   $  8.837  $       -
Accumulation unit value at end of period......................  $  21.260   $  20.591   $ 13.099  $ 11.866   $ 12.066  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         25          40         45        47         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.982   $  12.228   $ 11.216  $ 11.549   $  8.564  $   6.610
Accumulation unit value at end of period......................  $  19.356   $  18.982   $ 12.228  $ 11.216   $ 11.549  $   8.564
Number of accumulation units outstanding at end of period (in
thousands)....................................................         28          19         19         8          1          0
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  21.753   $  15.921   $ 14.377  $ 12.920   $ 10.870  $       -
Accumulation unit value at end of period......................  $  23.260   $  21.753   $ 15.921  $ 14.377   $ 12.920  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         35          42         50        41          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  20.053   $  14.861   $ 13.589  $ 14.322   $ 12.165  $   9.712
Accumulation unit value at end of period......................  $  21.176   $  20.053   $ 14.861  $ 13.589   $ 14.322  $  12.165
Number of accumulation units outstanding at end of period (in
thousands)....................................................         24          30         43        42         38         30
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.887   $  12.320   $ 10.825  $ 22.630   $ 18.360  $       -
Accumulation unit value at end of period......................  $  17.954   $  16.887   $ 12.320  $ 10.825   $ 22.630  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.568   $  11.500   $ 10.232  $ 11.517   $  9.462  $       -
Accumulation unit value at end of period......................  $  16.346   $  15.568   $ 11.500  $ 10.232   $ 11.517  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           3          2         5          3          -
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.312   $   8.433   $  7.355  $  8.380   $  7.867  $       -
Accumulation unit value at end of period......................  $   9.337   $  10.312   $  8.433  $  7.355   $  8.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.984   $  10.751   $  9.495  $ 10.953   $ 10.413  $       -
Accumulation unit value at end of period......................  $  11.609   $  12.984   $ 10.751  $  9.495   $ 10.953  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          2         4          2          -


                                  APP I-43

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.772   $  14.982   $ 13.904  $ 10.690   $ 10.770  $       -
Accumulation unit value at end of period......................  $  15.677   $  14.772   $ 14.982  $ 13.904   $ 10.690  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.618   $  13.985   $ 13.142  $ 12.416   $ 11.681  $       -
Accumulation unit value at end of period......................  $  14.273   $  13.618   $ 13.985  $ 13.142   $ 12.416  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         13          22         29        23         20          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.488   $  12.850   $ 11.710  $ 15.830   $ 14.890  $       -
Accumulation unit value at end of period......................  $  19.082   $  17.488   $ 12.850  $ 11.710   $ 15.830  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.668   $  12.400   $ 11.443  $ 12.092   $ 11.410  $       -
Accumulation unit value at end of period......................  $  17.961   $  16.668   $ 12.400  $ 11.443   $ 12.092  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         43          53          8         3          0          -
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  27.940   $  21.188   $ 17.778  $ 19.100   $ 17.280  $       -
Accumulation unit value at end of period......................  $  31.005   $  27.940   $ 21.188  $ 17.778   $ 19.100  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         30          29         23         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  26.306   $  20.200   $ 17.162  $ 17.698   $ 16.071  $  12.565
Accumulation unit value at end of period......................  $  28.829   $  26.306   $ 20.200  $ 17.162   $ 17.698  $  16.071
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10           8          5         4          2          -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.017   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.217   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.016   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.127   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           -          -         -          -          -


                                  APP I-44

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.017   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.225   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.016   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.135   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.016   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.236   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.015   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.146   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         12           -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.024   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.243   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.023   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.153   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         12           -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.024   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.236   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.022   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.146   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         18           -          -         -          -          -


                                  APP I-45

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.016   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.255   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.014   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.164   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         17           -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.023   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.258   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.022   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.168   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         24           -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.023   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.278   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.022   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.187   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.020   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.287   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.019   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.196   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11           -          -         -          -          -


                                  APP I-46

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.028   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.286   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.027   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.196   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.009   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.182   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.008   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.092   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           -          -         -          -          -
MFS(R) EMERGING MARKETS DEBT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.984   $  13.884   $ 11.681  $ 11.028   $ 10.455  $       -
Accumulation unit value at end of period......................  $  13.564   $  12.984   $ 13.884  $ 11.681   $ 11.028  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.375   $  13.399   $ 11.415  $ 10.912   $ 10.431  $       -
Accumulation unit value at end of period......................  $  12.767   $  12.375   $ 13.399  $ 11.415   $ 10.912  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          9           9          7         5          1          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.278   $  12.652   $ 12.393  $ 11.561   $ 11.053  $       -
Accumulation unit value at end of period......................  $  12.847   $  12.278   $ 12.652  $ 12.393   $ 11.561  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        208         187        141         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.438   $  11.935   $ 11.838  $ 11.182   $ 10.824  $  10.621
Accumulation unit value at end of period......................  $  11.820   $  11.438   $ 11.935  $ 11.838   $ 11.182  $  10.824
Number of accumulation units outstanding at end of period (in
thousands)....................................................         44          60         70        64         48         46


                                  APP I-47

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.202   $  11.153   $  9.522  $ 10.000   $      -  $       -
Accumulation unit value at end of period......................  $  16.496   $  15.202   $ 11.153  $  9.522   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.734   $  10.945   $  9.462  $ 10.000   $      -  $       -
Accumulation unit value at end of period......................  $  15.789   $  14.734   $ 10.945  $  9.462   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           5          5         0          -          -
MFS(R) INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.681   $  12.927   $ 10.824  $ 12.135   $      -  $       -
Accumulation unit value at end of period......................  $  13.896   $  14.681   $ 12.927  $ 10.824   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.992   $  12.475   $ 10.577  $ 12.008   $      -  $       -
Accumulation unit value at end of period......................  $  13.079   $  13.992   $ 12.475  $ 10.577   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           4          3         1          -          -
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  26.125   $  20.511   $ 17.717  $ 24.520   $ 22.730  $       -
Accumulation unit value at end of period......................  $  26.464   $  26.125   $ 20.511  $ 17.717   $ 24.520  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        116          81         59        48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  24.597   $  19.554   $ 17.102  $ 17.657   $ 16.382  $  12.592
Accumulation unit value at end of period......................  $  24.606   $  24.597   $ 19.554  $ 17.102   $ 17.657  $  16.382
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           5          3         2          1          1
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.373   $  10.204   $  8.444  $ 10.676   $      -  $       -
Accumulation unit value at end of period......................  $  13.291   $  14.373   $ 10.204  $  8.444   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         39          33         34         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.863   $   9.966   $  8.351  $ 10.648   $      -  $       -
Accumulation unit value at end of period......................  $  12.660   $  13.863   $  9.966  $  8.351   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           4          1         0          -          -


                                  APP I-48

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.171   $  14.334   $ 13.345  $ 10.430   $ 10.030  $       -
Accumulation unit value at end of period......................  $  14.962   $  14.171   $ 14.334  $ 13.345   $ 10.430  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.754   $  14.088   $ 13.281  $ 12.642   $ 11.830  $  10.337
Accumulation unit value at end of period......................  $  14.342   $  13.754   $ 14.088  $ 13.281   $ 12.642  $  11.830
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           3          2         1          1          3
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.581   $   8.918   $  7.645  $ 15.080   $ 13.780  $       -
Accumulation unit value at end of period......................  $   9.845   $  10.581   $  8.918  $  7.645   $ 15.080  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.857   $   8.412   $  7.301  $  8.291   $  7.569  $   5.636
Accumulation unit value at end of period......................  $   9.057   $   9.857   $  8.412  $  7.301   $  8.291  $   7.569
Number of accumulation units outstanding at end of period (in
thousands)....................................................         78          66         60        49         26         21
MFS(R) TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  34.704   $  25.660   $ 22.458  $ 22.200   $ 18.483  $       -
Accumulation unit value at end of period......................  $  38.275   $  34.704   $ 25.660  $ 22.458   $ 22.200  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  32.675   $  24.463   $ 21.680  $ 21.700   $ 18.293  $  13.645
Accumulation unit value at end of period......................  $  35.589   $  32.675   $ 24.463  $ 21.680   $ 21.700  $  18.293
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          0          0
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.379   $  11.256   $ 10.112  $ 14.110   $ 13.140  $       -
Accumulation unit value at end of period......................  $  14.493   $  13.379   $ 11.256  $ 10.112   $ 14.110  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         79          60         60        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.279   $  12.165   $ 11.065  $ 11.004   $ 10.121  $   8.585
Accumulation unit value at end of period......................  $  15.276   $  14.279   $ 12.165  $ 11.065   $ 11.004  $  10.121
Number of accumulation units outstanding at end of period (in
thousands)....................................................         33          34         33        28         21         19


                                  APP I-49

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.571   $  12.125   $ 10.697  $ 16.400   $ 14.930  $       -
Accumulation unit value at end of period......................  $  16.405   $  14.571   $ 12.125  $ 10.697   $ 16.400  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           5          4         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.378   $  15.485   $ 13.833  $ 13.141   $ 11.722  $   8.977
Accumulation unit value at end of period......................  $  20.434   $  18.378   $ 15.485  $ 13.833   $ 13.141  $  11.722
Number of accumulation units outstanding at end of period (in
thousands)....................................................         35          34         33        31         19         16
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.237   $  10.507   $  9.047  $  9.066   $  8.138  $       -
Accumulation unit value at end of period......................  $  15.703   $  14.237   $ 10.507  $  9.047   $  9.066  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        295         217        208       114        103          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.102   $   9.791   $  8.537  $  8.662   $  7.873  $   6.328
Accumulation unit value at end of period......................  $  14.272   $  13.102   $  9.791  $  8.537   $  8.662  $   7.873
Number of accumulation units outstanding at end of period (in
thousands)....................................................         58          48         58        52         35         21
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.879   $  12.968   $ 11.708  $ 17.370   $ 16.050  $       -
Accumulation unit value at end of period......................  $  19.723   $  17.879   $ 12.968  $ 11.708   $ 17.370  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.040   $  12.515   $ 11.441  $ 11.955   $ 11.097  $       -
Accumulation unit value at end of period......................  $  18.564   $  17.040   $ 12.515  $ 11.441   $ 11.955  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11           9          8         4          2          -
NUVEEN EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.747   $  13.502   $ 11.711  $ 11.531   $      -  $       -
Accumulation unit value at end of period......................  $  20.060   $  17.747   $ 13.502  $ 11.711   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           0          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.914   $  13.030   $ 11.444  $ 11.410   $      -  $       -
Accumulation unit value at end of period......................  $  18.882   $  16.914   $ 13.030  $ 11.444   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10           7          4         0          -          -


                                  APP I-50

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  19.707   $  14.435   $ 12.571  $ 12.953   $ 11.223  $       -
Accumulation unit value at end of period......................  $  21.346   $  19.707   $ 14.435  $ 12.571   $ 12.953  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          12         16        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  18.782   $  13.931   $ 12.284  $ 12.817   $ 11.198  $       -
Accumulation unit value at end of period......................  $  20.092   $  18.782   $ 13.931  $ 12.284   $ 12.817  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          3         1          0          -
NUVEEN MID CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.808   $  14.190   $ 12.101  $ 12.373   $ 11.338  $       -
Accumulation unit value at end of period......................  $  20.508   $  18.808   $ 14.190  $ 12.101   $ 12.373  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           5          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.926   $  13.694   $ 11.825  $ 12.243   $ 11.312  $       -
Accumulation unit value at end of period......................  $  19.303   $  17.926   $ 13.694  $ 11.825   $ 12.243  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         40          35         27        13          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.668   $  10.628   $  9.182  $ 10.659   $      -  $       -
Accumulation unit value at end of period......................  $  15.299   $  14.668   $ 10.628  $  9.182   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           2          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.149   $  10.380   $  9.081  $ 10.630   $      -  $       -
Accumulation unit value at end of period......................  $  14.573   $  14.149   $ 10.380  $  9.081   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          1         0          -          -
NUVEEN SMALL CAP SELECT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.089   $  13.712   $ 12.234  $ 12.488   $      -  $       -
Accumulation unit value at end of period......................  $  19.073   $  18.089   $ 13.712  $ 12.234   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.240   $  13.232   $ 11.955  $ 12.357   $      -  $       -
Accumulation unit value at end of period......................  $  17.952   $  17.240   $ 13.232  $ 11.955   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          2         1          -          -


                                  APP I-51

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.330   $   8.493   $  8.318  $ 10.326   $      -  $       -
Accumulation unit value at end of period......................  $   9.449   $  10.330   $  8.493  $  8.318   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.964   $   8.295   $  8.226  $ 10.298   $      -  $       -
Accumulation unit value at end of period......................  $   9.001   $   9.964   $  8.295  $  8.226   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          1         0          -          -
OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $       -   $       -   $      -  $      -   $      -  $       -(b)
Accumulation unit value at end of period......................  $       -   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.115   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.874   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         12           -          -         -          -          -
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  81.824   $  75.515   $ 62.487  $ 76.295   $ 60.083  $       -
Accumulation unit value at end of period......................  $  77.892   $  81.824   $ 75.515  $ 62.487   $ 76.295  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           6          5         4          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  59.274   $  55.391   $ 46.411  $ 57.380   $ 45.755  $       -
Accumulation unit value at end of period......................  $  55.724   $  59.274   $ 55.391  $ 46.411   $ 57.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         14          11         12         8          2          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.958   $  11.364   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.461   $  14.958   $ 11.364  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.595   $  11.228   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  15.862   $  14.595   $ 11.228  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          -         -          -          -


                                  APP I-52

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $ 115.632   $  91.212   $ 75.539  $ 82.731   $ 71.519  $       -
Accumulation unit value at end of period......................  $ 118.018   $ 115.632   $ 91.212  $ 75.539   $ 82.731  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         12          12         12         6         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  21.961   $  17.541   $ 14.710  $ 16.313   $ 14.279  $  10.567
Accumulation unit value at end of period......................  $  22.136   $  21.961   $ 17.541  $ 14.710   $ 16.313  $  14.279
Number of accumulation units outstanding at end of period (in
thousands)....................................................         29          33         31        31         28         26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.163   $  14.227   $ 12.523  $  4.290   $  3.950  $       -
Accumulation unit value at end of period......................  $  14.537   $  14.163   $ 14.227  $ 12.523   $  4.290  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.433   $  14.681   $ 13.084  $ 13.134   $ 11.467  $   9.485
Accumulation unit value at end of period......................  $  14.631   $  14.433   $ 14.681  $ 13.084   $ 13.134  $  11.467
Number of accumulation units outstanding at end of period (in
thousands)....................................................         13          13         18        11          9          6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $   7.020   $  13.455   $ 14.809  $ 49.840   $ 35.930  $       -
Accumulation unit value at end of period......................  $   5.940   $   7.020   $ 13.455  $ 14.809   $ 49.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           9          8         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.853   $  19.123   $ 21.311  $ 29.040   $ 19.032  $  12.018
Accumulation unit value at end of period......................  $   8.233   $   9.853   $ 19.123  $ 21.311   $ 29.040  $  19.032
Number of accumulation units outstanding at end of period (in
thousands)....................................................         39          33         29        30         22         18
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.808   $  14.450   $ 13.006  $ 13.042   $ 12.130  $       -
Accumulation unit value at end of period......................  $  13.853   $  13.808   $ 14.450  $ 13.006   $ 13.042  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.467   $  15.331   $ 13.972  $ 14.186   $ 13.360  $  11.649
Accumulation unit value at end of period......................  $  14.334   $  14.467   $ 15.331  $ 13.972   $ 14.186  $  13.360
Number of accumulation units outstanding at end of period (in
thousands)....................................................         75          83        113       120        104         89


                                  APP I-53

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.796   $  11.891   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.870   $  14.796   $ 11.891  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.437   $  11.749   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  13.365   $  14.437   $ 11.749  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           3          -         -          -          -
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.969   $  10.366   $  8.524  $ 28.060   $ 24.590  $       -
Accumulation unit value at end of period......................  $  12.032   $  12.969   $ 10.366  $  8.524   $ 28.060  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        238         221          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.565   $  14.216   $ 11.836  $ 12.987   $ 11.466  $   8.611
Accumulation unit value at end of period......................  $  16.094   $  17.565   $ 14.216  $ 11.836   $ 12.987  $  11.466
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10          11         14        11          8          7
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.075   $  10.551   $  9.036  $ 20.430   $ 16.590  $       -
Accumulation unit value at end of period......................  $  15.802   $  14.075   $ 10.551  $  9.036   $ 20.430  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.415   $  11.701   $ 10.147  $ 10.554   $  8.678  $   6.910
Accumulation unit value at end of period......................  $  17.092   $  15.415   $ 11.701  $ 10.147   $ 10.554  $   8.678
Number of accumulation units outstanding at end of period (in
thousands)....................................................         20          19         26        28         30         28
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.149   $  10.178   $  8.777  $  9.042   $  7.739  $       -
Accumulation unit value at end of period......................  $  14.125   $  13.149   $ 10.178  $  8.777   $  9.042  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.148   $  11.872   $ 10.366  $ 10.814   $  9.372  $       -
Accumulation unit value at end of period......................  $  16.070   $  15.148   $ 11.872  $ 10.366   $ 10.814  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         16          15         16        25         20          -


                                  APP I-54

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.787   $  10.490   $  9.070  $ 18.750   $ 14.910  $       -
Accumulation unit value at end of period......................  $  14.175   $  10.787   $ 10.490  $  9.070   $ 18.750  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          24          6         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.928   $   9.775   $  8.559  $  8.016   $  6.382  $   4.325
Accumulation unit value at end of period......................  $  12.883   $   9.928   $  9.775  $  8.559   $  8.016  $   6.382
Number of accumulation units outstanding at end of period (in
thousands)....................................................         33          23         21        13          9          9
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.467   $  10.501   $  9.591  $ 32.040   $ 26.580  $       -
Accumulation unit value at end of period......................  $  15.995   $  14.467   $ 10.501  $  9.591   $ 32.040  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.373   $  10.564   $  9.770  $ 10.698   $  8.986  $   7.094
Accumulation unit value at end of period......................  $  15.694   $  14.373   $ 10.564  $  9.770   $ 10.698  $   8.986
Number of accumulation units outstanding at end of period (in
thousands)....................................................          9           8         14        11         16         12
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.970   $  15.102   $ 13.730  $ 14.115   $ 12.325  $       -
Accumulation unit value at end of period......................  $  20.629   $  18.970   $ 15.102  $ 13.730   $ 14.115  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -         19        17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.935   $  14.457   $ 13.309  $ 13.855   $ 12.250  $  10.000
Accumulation unit value at end of period......................  $  19.262   $  17.935   $ 14.457  $ 13.309   $ 13.855  $  12.250
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10           8          6         4          4          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.301   $  15.787   $ 14.506  $ 13.054   $ 12.007  $       -
Accumulation unit value at end of period......................  $  14.731   $  14.301   $ 15.787  $ 14.506   $ 13.054  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        147         146         57        50         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.128   $  15.792   $ 14.694  $ 13.389   $ 12.470  $  11.269
Accumulation unit value at end of period......................  $  14.372   $  14.128   $ 15.792  $ 14.694   $ 13.389  $  12.470
Number of accumulation units outstanding at end of period (in
thousands)....................................................        140         131        143       127         83         69


                                  APP I-55

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.402   $  15.765   $ 14.339  $ 13.821   $ 12.750  $       -
Accumulation unit value at end of period......................  $  16.062   $  15.402   $ 15.765  $ 14.339   $ 13.821  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................        373         347        361       233         55          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.671   $  15.205   $ 14.004  $ 13.667   $ 12.767  $  11.668
Accumulation unit value at end of period......................  $  15.109   $  14.671   $ 15.205  $ 14.004   $ 13.667  $  12.767
Number of accumulation units outstanding at end of period (in
thousands)....................................................        284         311        380       316        224        192
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.594   $  10.845   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  11.047   $  10.594   $ 10.845  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.337   $  10.715   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.645   $  10.337   $ 10.715  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           0          0         -          -          -
PIONEER DISCIPLINED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.523   $  11.896   $ 10.689  $ 11.206   $ 10.587  $       -
Accumulation unit value at end of period......................  $  17.012   $  15.523   $ 11.896  $ 10.689   $ 11.206  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.795   $  11.480   $ 10.445  $ 11.088   $ 10.563  $       -
Accumulation unit value at end of period......................  $  16.012   $  14.795   $ 11.480  $ 10.445   $ 11.088  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           3          5         4          0          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $   8.646   $   8.839   $  7.939  $ 30.840   $ 26.550  $       -
Accumulation unit value at end of period......................  $   7.488   $   8.646   $  8.839  $  7.939   $ 30.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         23          33         29         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   7.956   $   8.237   $  7.491  $ 10.013   $  8.728  $   6.014
Accumulation unit value at end of period......................  $   6.805   $   7.956   $  8.237  $  7.491   $ 10.013  $   8.728
Number of accumulation units outstanding at end of period (in
thousands)....................................................         38          35         40        50         36         34


                                  APP I-56

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  27.098   $  21.024   $ 19.148  $ 25.350   $ 21.640  $       -
Accumulation unit value at end of period......................  $  30.571   $  27.098   $ 21.024  $ 19.148   $ 25.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  25.513   $  20.043   $ 18.484  $ 17.591   $ 14.948  $  12.240
Accumulation unit value at end of period......................  $  28.425   $  25.513   $ 20.043  $ 18.484   $ 17.591  $  14.948
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.674   $   9.525   $  8.667  $ 40.960   $ 35.720  $       -
Accumulation unit value at end of period......................  $  14.051   $  12.674   $  9.525  $  8.667   $ 40.960  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.516   $  11.047   $ 10.177  $ 10.800   $  9.451  $   7.465
Accumulation unit value at end of period......................  $  15.894   $  14.516   $ 11.047  $ 10.177   $ 10.800  $   9.451
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          25         34        30          8          1
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.449   $   9.365   $  8.449  $ 21.130   $ 18.030  $       -
Accumulation unit value at end of period......................  $  14.284   $  12.449   $  9.365  $  8.449   $ 21.130  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.437   $  10.997   $ 10.047  $ 10.827   $  9.310  $   7.483
Accumulation unit value at end of period......................  $  16.359   $  14.437   $ 10.997  $ 10.047   $ 10.827  $   9.310
Number of accumulation units outstanding at end of period (in
thousands)....................................................         20          31         31        31         27         31
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.614   $  15.383   $ 13.826  $ 10.940   $ 10.360  $       -
Accumulation unit value at end of period......................  $  16.335   $  15.614   $ 15.383  $ 13.826   $ 10.940  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         75          99         89        34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  15.203   $  15.167   $ 13.803  $ 13.554   $ 12.292  $  10.152
Accumulation unit value at end of period......................  $  15.707   $  15.203   $ 15.167  $ 13.803   $ 13.554  $  12.292
Number of accumulation units outstanding at end of period (in
thousands)....................................................         30          31         36        32         22         23


                                  APP I-57

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  26.914   $  20.893   $ 18.495  $ 19.237   $ 17.918  $       -
Accumulation unit value at end of period......................  $  28.609   $  26.914   $ 20.893  $ 18.495   $ 19.237  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          14         15         4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  25.340   $  19.918   $ 17.854  $ 18.804   $ 17.734  $  12.578
Accumulation unit value at end of period......................  $  26.601   $  25.340   $ 19.918  $ 17.854   $ 18.804  $  17.734
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           5          6         7          3          0
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  29.381   $  23.013   $ 19.858  $ 27.380   $ 22.820  $       -
Accumulation unit value at end of period......................  $  32.072   $  29.381   $ 23.013  $ 19.858   $ 27.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  27.663   $  21.939   $ 19.170  $ 19.010   $ 16.043  $  12.569
Accumulation unit value at end of period......................  $  29.821   $  27.663   $ 21.939  $ 19.170   $ 19.010  $  16.043
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           5          4         3          1          1
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.206   $   9.299   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $   8.171   $  10.206   $  9.299  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.958   $   9.187   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $   7.873   $   9.958   $  9.187  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           0          -         -          -          -
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.752   $  11.207   $  9.417  $  9.246   $  8.210  $       -
Accumulation unit value at end of period......................  $  16.588   $  14.752   $ 11.207  $  9.417   $  9.246  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.098   $  13.153   $ 11.191  $ 11.126   $ 10.003  $   7.783
Accumulation unit value at end of period......................  $  18.987   $  17.098   $ 13.153  $ 11.191   $ 11.126  $  10.003
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           6          7         5          2          1


                                  APP I-58

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.104   $  15.078   $ 13.099  $ 12.699   $ 11.204  $       -
Accumulation unit value at end of period......................  $  16.416   $  16.104   $ 15.078  $ 13.099   $ 12.699  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          12         11        13          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.458   $  15.603   $ 13.726  $ 13.474   $ 12.037  $   9.484
Accumulation unit value at end of period......................  $  16.569   $  16.458   $ 15.603  $ 13.726   $ 13.474  $  12.037
Number of accumulation units outstanding at end of period (in
thousands)....................................................         13           9         10         6          2          2
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.929   $   8.829   $  7.226  $ 35.670   $ 30.310  $       -
Accumulation unit value at end of period......................  $   9.461   $  10.929   $  8.829  $  7.226   $ 35.670  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           3          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.062   $   8.231   $  6.821  $  8.771   $  7.482  $   5.237
Accumulation unit value at end of period......................  $   8.602   $  10.062   $  8.231  $  6.821   $  8.771  $   7.482
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           7          5         4          2          0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.696   $  10.979   $  9.452  $ 10.367   $      -  $       -
Accumulation unit value at end of period......................  $  16.276   $  14.696   $ 10.979  $  9.452   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.175   $  10.723   $  9.348  $ 10.340   $      -  $       -
Accumulation unit value at end of period......................  $  15.504   $  14.175   $ 10.723  $  9.348   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          -         -          -          -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  34.819   $  26.603   $ 21.916  $ 11.790   $  9.900  $       -
Accumulation unit value at end of period......................  $  38.544   $  34.819   $ 26.603  $ 21.916   $ 11.790  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           2          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  32.783   $  25.362   $ 21.156  $ 23.170   $ 18.442  $  13.483
Accumulation unit value at end of period......................  $  35.839   $  32.783   $ 25.362  $ 21.156   $ 23.170  $  18.442
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           6          5         5          2          0


                                  APP I-59

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  33.796   $  25.101   $ 21.551  $ 13.510   $ 10.640  $       -
Accumulation unit value at end of period......................  $  34.414   $  33.796   $ 25.101  $ 21.551   $ 13.510  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           2          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  31.820   $  23.930   $ 20.804  $ 21.940   $ 17.305  $  13.716
Accumulation unit value at end of period......................  $  31.998   $  31.820   $ 23.930  $ 20.804   $ 21.940  $  17.305
Number of accumulation units outstanding at end of period (in
thousands)....................................................         10           9          7         5          2          0
RIDGEWORTH TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.584   $  11.983   $ 11.447  $ 10.750   $ 11.070  $       -
Accumulation unit value at end of period......................  $  12.297   $  11.584   $ 11.983  $ 11.447   $ 10.750  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.040   $  11.564   $ 11.186  $ 10.344   $ 10.167  $       -
Accumulation unit value at end of period......................  $  11.574   $  11.040   $ 11.564  $ 11.186   $ 10.344  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          -          -
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  30.952   $  23.413   $ 20.523  $ 20.936   $ 17.010  $       -
Accumulation unit value at end of period......................  $  31.264   $  30.952   $ 23.413  $ 20.523   $ 20.936  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  29.142   $  22.321   $ 19.812  $ 20.465   $ 16.836  $  13.431
Accumulation unit value at end of period......................  $  29.070   $  29.142   $ 22.321  $ 19.812   $ 20.465  $  16.836
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          5         2          1          0
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  28.467   $  22.319   $ 20.384  $ 22.046   $ 17.662  $       -
Accumulation unit value at end of period......................  $  28.377   $  28.467   $ 22.319  $ 20.384   $ 22.046  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           6          6         8         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  26.802   $  21.277   $ 19.677  $ 21.550   $ 17.481  $  13.460
Accumulation unit value at end of period......................  $  26.385   $  26.802   $ 21.277  $ 19.677   $ 21.550  $  17.481
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          5         3          1          0


                                  APP I-60

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $       -   $       -   $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period......................  $       -   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.981   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.197   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         25           -          -         -          -          -
RUSSELL LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $       -   $       -   $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period......................  $       -   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.991   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.075   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           -          -         -          -          -
RUSSELL LIFEPOINTS(R) EQUITY GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $       -   $       -   $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period......................  $       -   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.976   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.213   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $       -   $       -   $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period......................  $       -   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.981   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.197   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11           -          -         -          -          -


                                  APP I-61

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $       -   $       -   $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period......................  $       -   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.983   $       -   $      -  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.126   $       -   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           -          -         -          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.082   $  10.136   $  8.691  $ 23.600   $ 20.920  $       -
Accumulation unit value at end of period......................  $  13.986   $  13.082   $ 10.136  $  8.691   $ 23.600  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.040   $   9.445   $  8.201  $  8.409   $  7.431  $   5.785
Accumulation unit value at end of period......................  $  12.712   $  12.040   $  9.445  $  8.201   $  8.409  $   7.431
Number of accumulation units outstanding at end of period (in
thousands)....................................................         29          28         34        31         33         30
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.895   $  11.476   $  9.698  $ 31.540   $ 27.110  $       -
Accumulation unit value at end of period......................  $  17.210   $  15.895   $ 11.476  $  9.698   $ 31.540  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.628   $  10.695   $  9.151  $  9.403   $  8.184  $   6.341
Accumulation unit value at end of period......................  $  15.642   $  14.628   $ 10.695  $  9.151   $  9.403  $   8.184
Number of accumulation units outstanding at end of period (in
thousands)....................................................         94          88         95        84         33         19
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  25.013   $  19.669   $ 16.590  $ 19.006   $ 17.517  $       -
Accumulation unit value at end of period......................  $  22.311   $  25.013   $ 19.669  $ 16.590   $ 19.006  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         13          13         15        16         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  21.987   $  17.507   $ 14.953  $ 17.346   $ 16.188  $  11.712
Accumulation unit value at end of period......................  $  19.369   $  21.987   $ 17.507  $ 14.953   $ 17.346  $  16.188
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          31         28        29         26         23


                                  APP I-62

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.331   $  16.955   $ 14.641  $ 14.997   $ 13.309  $       -
Accumulation unit value at end of period......................  $  17.605   $  17.331   $ 16.955  $ 14.641   $ 14.997  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5          33         37        29         32          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.768   $  17.601   $ 15.389  $ 15.962   $ 14.344  $  12.842
Accumulation unit value at end of period......................  $  17.824   $  17.768   $ 17.601  $ 15.389   $ 15.962  $  14.344
Number of accumulation units outstanding at end of period (in
thousands)....................................................         98          99        101        73         57         44
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  24.285   $  19.312   $ 15.795  $ 17.720   $ 17.090  $       -
Accumulation unit value at end of period......................  $  23.300   $  24.285   $ 19.312  $ 15.795   $ 17.720  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  22.865   $  18.411   $ 15.247  $ 17.246   $ 16.601  $  12.604
Accumulation unit value at end of period......................  $  21.664   $  22.865   $ 18.411  $ 15.247   $ 17.246  $  16.601
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           3          4         2          0          -
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.488   $  12.045   $ 10.680  $ 10.482   $      -  $       -
Accumulation unit value at end of period......................  $  14.508   $  13.488   $ 12.045  $ 10.680   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.010   $  11.764   $ 10.562  $ 10.454   $      -  $       -
Accumulation unit value at end of period......................  $  13.820   $  13.010   $ 11.764  $ 10.562   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           0          0         -          -          -
THE HARTFORD CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.565   $  10.276   $  8.546  $ 10.083   $  8.929  $       -
Accumulation unit value at end of period......................  $  15.633   $  14.565   $ 10.276  $  8.546   $ 10.083  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -        37         41          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.385   $   9.562   $  8.052  $  9.620   $  8.626  $   6.530
Accumulation unit value at end of period......................  $  14.188   $  13.385   $  9.562  $  8.052   $  9.620  $   8.626
Number of accumulation units outstanding at end of period (in
thousands)....................................................         45          42         43        32         10          2


                                  APP I-63

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CHECKS AND BALANCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.059   $  12.321   $ 10.851  $ 11.153   $ 10.540  $       -
Accumulation unit value at end of period......................  $  16.321   $  15.059   $ 12.321  $ 10.851   $ 11.153  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.352   $  11.890   $ 10.603  $ 11.036   $ 10.516  $       -
Accumulation unit value at end of period......................  $  15.362   $  14.352   $ 11.890  $ 10.603   $ 11.036  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          8           6          7        10          7          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.598   $  12.464   $ 11.391  $ 11.196   $ 10.133  $       -
Accumulation unit value at end of period......................  $  12.564   $  12.598   $ 12.464  $ 11.391   $ 11.196  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           3          3         2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.577   $  11.599   $ 10.733  $ 10.683   $  9.790  $   8.201
Accumulation unit value at end of period......................  $  11.403   $  11.577   $ 11.599  $ 10.733   $ 10.683  $   9.790
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           3          4         4          3          2
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.106   $  11.537   $ 10.212  $ 10.121   $  8.981  $       -
Accumulation unit value at end of period......................  $  16.968   $  15.106   $ 11.537  $ 10.212   $ 10.121  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.882   $  10.736   $  9.622  $  9.657   $  8.677  $   6.892
Accumulation unit value at end of period......................  $  15.400   $  13.882   $ 10.736  $  9.622   $  9.657  $   8.677
Number of accumulation units outstanding at end of period (in
thousands)....................................................         20          15         23         9          1          0
THE HARTFORD EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.223   $  14.098   $ 12.412  $ 12.800   $ 12.200  $       -
Accumulation unit value at end of period......................  $  19.865   $  18.223   $ 14.098  $ 12.412   $ 12.800  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.368   $  13.606   $ 12.129  $ 11.471   $ 10.870  $       -
Accumulation unit value at end of period......................  $  18.698   $  17.368   $ 13.606  $ 12.129   $ 11.471  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           3          9         6          0          -


                                  APP I-64

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  11.286   $  10.103   $  8.938  $ 10.000   $      -  $       -
Accumulation unit value at end of period......................  $  11.374   $  11.286   $ 10.103  $  8.938   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  10.920   $   9.898   $  8.867  $ 10.000   $      -  $       -
Accumulation unit value at end of period......................  $  10.868   $  10.920   $  9.898  $  8.867   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.337   $  12.551   $ 10.560  $ 14.070   $ 12.980  $       -
Accumulation unit value at end of period......................  $  17.777   $  17.337   $ 12.551  $ 10.560   $ 14.070  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.524   $  12.113   $ 10.319  $ 11.808   $ 10.984  $       -
Accumulation unit value at end of period......................  $  16.732   $  16.524   $ 12.113  $ 10.319   $ 11.808  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         14          12          8         5          0          -
THE HARTFORD GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.936   $  11.583   $ 10.033  $ 10.484   $  9.168  $       -
Accumulation unit value at end of period......................  $  14.187   $  13.936   $ 11.583  $ 10.033   $ 10.484  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         39          37         37        24         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.807   $  10.779   $  9.454  $ 10.003   $  8.857  $   7.047
Accumulation unit value at end of period......................  $  12.876   $  12.807   $ 10.779  $  9.454   $ 10.003  $   8.857
Number of accumulation units outstanding at end of period (in
thousands)....................................................         34          28         34        25         17          2
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.087   $  11.934   $  9.450  $ 27.690   $ 23.640  $       -
Accumulation unit value at end of period......................  $  18.253   $  16.087   $ 11.934  $  9.450   $ 27.690  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.784   $  11.106   $  8.904  $  9.947   $  8.598  $   6.587
Accumulation unit value at end of period......................  $  16.566   $  14.784   $ 11.106  $  8.904   $  9.947  $   8.598
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           4          2         2          1          1


                                  APP I-65

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HEALTHCARE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  19.470   $  13.023   $ 10.859  $ 16.530   $ 15.520  $       -
Accumulation unit value at end of period......................  $  24.618   $  19.470   $ 13.023  $ 10.859   $ 16.530  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.893   $  12.118   $ 10.232  $  9.611   $  9.137  $   6.940
Accumulation unit value at end of period......................  $  22.344   $  17.893   $ 12.118  $ 10.232   $  9.611  $   9.137
Number of accumulation units outstanding at end of period (in
thousands)....................................................          3           2          2         1          0          0
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.564   $  14.681   $ 13.687  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  15.910   $  15.564   $ 14.681  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.305   $  13.663   $ 12.845  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  14.441   $  14.305   $ 13.663  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          -         -          -          -
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  12.781   $  14.080   $ 13.244  $ 11.717   $ 11.069  $       -
Accumulation unit value at end of period......................  $  12.852   $  12.781   $ 14.080  $ 13.244   $ 11.717  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           5         88         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.033   $  13.423   $ 12.785  $ 11.453   $ 10.956  $  10.250
Accumulation unit value at end of period......................  $  11.950   $  12.033   $ 13.423  $ 12.785   $ 11.453  $  10.956
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11          12         10         8          4          7
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.302   $  11.045   $  9.273  $ 15.490   $ 13.630  $       -
Accumulation unit value at end of period......................  $  12.717   $  13.302   $ 11.045  $  9.273   $ 15.490  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  12.224   $  10.278   $  8.738  $ 10.254   $  9.064  $       -
Accumulation unit value at end of period......................  $  11.541   $  12.224   $ 10.278  $  8.738   $ 10.254  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          5           2          1         1          0          -


                                  APP I-66

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.861   $  10.386   $  8.228  $ 10.483   $      -  $       -
Accumulation unit value at end of period......................  $  12.643   $  13.861   $ 10.386  $  8.228   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.369   $  10.143   $  8.137  $ 10.455   $      -  $       -
Accumulation unit value at end of period......................  $  12.043   $  13.369   $ 10.143  $  8.137   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           0          0         0          -          -
THE HARTFORD MIDCAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.447   $  13.270   $ 11.161  $ 12.153   $ 11.199  $       -
Accumulation unit value at end of period......................  $  20.422   $  18.447   $ 13.270  $ 11.161   $ 12.153  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.581   $  12.806   $ 10.907  $ 12.026   $ 11.173  $       -
Accumulation unit value at end of period......................  $  19.222   $  17.581   $ 12.806  $ 10.907   $ 12.026  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         17          13         12         9          3          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.465   $  10.804   $  8.689  $ 10.359   $      -  $       -
Accumulation unit value at end of period......................  $  15.582   $  14.465   $ 10.804  $  8.689   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  13.952   $  10.552   $  8.593  $ 10.331   $      -  $       -
Accumulation unit value at end of period......................  $  14.843   $  13.952   $ 10.552  $  8.593   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           2          0         -          -          -
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  15.793   $  11.005   $  9.556  $ 10.019   $  8.129  $       -
Accumulation unit value at end of period......................  $  16.815   $  15.793   $ 11.005  $  9.556   $ 10.019  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         44          42         36        15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.514   $  10.241   $  9.004  $  9.559   $  7.853  $   6.115
Accumulation unit value at end of period......................  $  15.261   $  14.514   $ 10.241  $  9.004   $  9.559  $   7.853
Number of accumulation units outstanding at end of period (in
thousands)....................................................         11           9          8         8          4          1


                                  APP I-67

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.049   $  13.308   $ 12.418  $ 10.640   $ 10.310  $       -
Accumulation unit value at end of period......................  $  13.748   $  13.049   $ 13.308  $ 12.418   $ 10.640  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.994   $  12.385   $ 11.702  $ 11.149   $ 10.568  $   9.715
Accumulation unit value at end of period......................  $  12.479   $  11.994   $ 12.385  $ 11.702   $ 11.149  $  10.568
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          7         3          0          -
THORNBURG CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  32.488   $  22.784   $ 18.756  $ 15.610   $ 14.210  $       -
Accumulation unit value at end of period......................  $  32.524   $  32.488   $ 22.784  $ 18.756   $ 15.610  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  30.589   $  21.721   $ 18.106  $ 18.079   $ 16.664  $  13.374
Accumulation unit value at end of period......................  $  30.241   $  30.589   $ 21.721  $ 18.106   $ 18.079  $  16.664
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          0          1
THORNBURG INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  21.510   $  18.656   $ 16.166  $ 27.920   $ 24.720  $       -
Accumulation unit value at end of period......................  $  20.245   $  21.510   $ 18.656  $ 16.166   $ 27.920  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          4           4          5         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  20.252   $  17.785   $ 15.605  $ 18.218   $ 16.210  $  12.364
Accumulation unit value at end of period......................  $  18.824   $  20.252   $ 17.785  $ 15.605   $ 18.218  $  16.210
Number of accumulation units outstanding at end of period (in
thousands)....................................................         19          19         22        19          6          3
THORNBURG VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  27.486   $  19.677   $ 17.759  $ 33.810   $ 31.020  $       -
Accumulation unit value at end of period......................  $  30.679   $  27.486   $ 19.677  $ 17.759   $ 33.810  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  25.878   $  18.759   $ 17.144  $ 20.052   $ 18.585  $  13.862
Accumulation unit value at end of period......................  $  28.526   $  25.878   $ 18.759  $ 17.144   $ 20.052  $  18.585
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           3          3         2          1          2


                                  APP I-68

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.101   $  10.368   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.678   $  10.101   $ 10.368  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $   9.856   $  10.244   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  10.289   $   9.856   $ 10.244  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.962   $  11.238   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.789   $  14.962   $ 11.238  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.599   $  11.103   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.178   $  14.599   $ 11.103  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.848   $  11.162   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.739   $  14.848   $ 11.162  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.488   $  11.027   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.129   $  14.488   $ 11.027  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  14.923   $  11.303   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.878   $  14.923   $ 11.303  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.561   $  11.167   $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period......................  $  16.264   $  14.561   $ 11.167  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          -         -          -          -


                                  APP I-69

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.117   $  13.735   $ 12.135  $ 13.270   $ 11.910  $       -
Accumulation unit value at end of period......................  $  20.121   $  18.117   $ 13.735  $ 12.135   $ 13.270  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.267   $  13.255   $ 11.858  $ 11.917   $ 10.754  $       -
Accumulation unit value at end of period......................  $  18.939   $  17.267   $ 13.255  $ 11.858   $ 11.917  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           2          2         1          -          -
UBS DYNAMIC ALPHA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.180   $  17.189   $ 15.080  $  6.140   $  6.180  $       -
Accumulation unit value at end of period......................  $  18.756   $  18.180   $ 17.189  $ 15.080   $  6.140  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.117   $  16.387   $ 14.557  $ 14.985   $ 14.893  $  12.064
Accumulation unit value at end of period......................  $  17.440   $  17.117   $ 16.387  $ 14.557   $ 14.985  $  14.893
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          -          -
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  10.984   $   9.958   $  8.862  $  9.601   $  8.584  $       -
Accumulation unit value at end of period......................  $  11.664   $  10.984   $  9.958  $  8.862   $  9.601  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.995   $  11.012   $  9.923  $ 10.886   $  9.855  $   7.515
Accumulation unit value at end of period......................  $  12.579   $  11.995   $ 11.012  $  9.923   $ 10.886  $   9.855
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          0          0
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  18.068   $  13.438   $ 11.540  $ 12.352   $ 10.955  $       -
Accumulation unit value at end of period......................  $  19.897   $  18.068   $ 13.438  $ 11.540   $ 12.352  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         25          30         31        25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.622   $  13.271   $ 11.540  $ 12.507   $ 11.232  $   9.067
Accumulation unit value at end of period......................  $  19.165   $  17.622   $ 13.271  $ 11.540   $ 12.507  $  11.232
Number of accumulation units outstanding at end of period (in
thousands)....................................................         12          12         15        19         16         16


                                  APP I-70

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  31.372   $  23.337   $ 20.814  $ 20.793   $ 17.126  $       -
Accumulation unit value at end of period......................  $  35.105   $  31.372   $ 23.337  $ 20.814   $ 20.793  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         18          16         17         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  29.538   $  22.249   $ 20.093  $ 20.325   $ 16.951  $  13.103
Accumulation unit value at end of period......................  $  32.641   $  29.538   $ 22.249  $ 20.093   $ 20.325  $  16.951
Number of accumulation units outstanding at end of period (in
thousands)....................................................          2           2          1         1          1          0
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  43.640   $  32.718   $ 28.273  $ 28.570   $ 22.823  $       -
Accumulation unit value at end of period......................  $  47.959   $  43.640   $ 32.718  $ 28.273   $ 28.570  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          2         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  17.839   $  13.542   $ 11.849  $ 12.124   $  9.807  $   7.772
Accumulation unit value at end of period......................  $  19.361   $  17.839   $ 13.542  $ 11.849   $ 12.124  $   9.807
Number of accumulation units outstanding at end of period (in
thousands)....................................................          6           6          5         5          6          4
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  17.471   $  13.145   $ 11.720  $ 11.586   $  9.533  $       -
Accumulation unit value at end of period......................  $  18.598   $  17.471   $ 13.145  $ 11.720   $ 11.586  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................         80          67         63        15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  16.275   $  12.399   $ 11.194  $ 11.205   $  9.336  $   7.106
Accumulation unit value at end of period......................  $  17.110   $  16.275   $ 12.399  $ 11.194   $ 11.205  $   9.336
Number of accumulation units outstanding at end of period (in
thousands)....................................................         30          24         28        20          8          4
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  16.396   $  12.546   $ 11.387  $ 12.742   $ 10.590  $       -
Accumulation unit value at end of period......................  $  17.476   $  16.396   $ 12.546  $ 11.387   $ 12.742  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -          13         12        12         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.890   $  11.537   $ 10.603  $ 12.014   $ 10.110  $   7.936
Accumulation unit value at end of period......................  $  15.674   $  14.890   $ 11.537  $ 10.603   $ 12.014  $  10.110
Number of accumulation units outstanding at end of period (in
thousands)....................................................         26          26         30        38         32         29


                                  APP I-71

                                                                                    YEAR ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                        2014       2013        2012      2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  13.118   $  11.783   $ 10.678  $ 12.010   $ 11.370  $       -
Accumulation unit value at end of period......................  $  13.170   $  13.118   $ 11.783  $ 10.678   $ 12.010  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  14.071   $  12.797   $ 11.742  $ 11.752   $ 11.101  $   9.049
Accumulation unit value at end of period......................  $  13.950   $  14.071   $ 12.797  $ 11.742   $ 11.752  $  11.101
Number of accumulation units outstanding at end of period (in
thousands)....................................................          7           6         12         7          4         15
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  22.963   $  23.575   $ 20.957  $ 22.860   $ 18.720  $       -
Accumulation unit value at end of period......................  $  21.766   $  22.963   $ 23.575  $ 20.957   $ 22.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  21.620   $  22.475   $ 20.231  $ 23.866   $ 19.774  $  13.559
Accumulation unit value at end of period......................  $  20.238   $  21.620   $ 22.475  $ 20.231   $ 23.866  $  19.774
Number of accumulation units outstanding at end of period (in
thousands)....................................................         48          42         32        22          6          1
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $   9.622   $   7.993   $  7.031  $  8.153   $  7.105  $       -
Accumulation unit value at end of period......................  $   9.119   $   9.622   $  7.993  $  7.031   $  8.153  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  11.706   $   9.847   $  8.770  $ 10.299   $  9.020  $       -
Accumulation unit value at end of period......................  $  10.957   $  11.706   $  9.847  $  8.770   $ 10.299  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           0          0         0          0          -
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period................  $  21.713   $  18.363   $ 16.858  $ 11.880   $ 11.810  $       -
Accumulation unit value at end of period......................  $  25.238   $  21.713   $ 18.363  $ 16.858   $ 11.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)....................................................          -           -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period................  $  20.443   $  17.506   $ 16.273  $ 14.180   $ 13.933  $  11.472
Accumulation unit value at end of period......................  $  23.466   $  20.443   $ 17.506  $ 16.273   $ 14.180  $  13.933
Number of accumulation units outstanding at end of period (in
thousands)....................................................          1           2          1         1          1          0



(a) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.


(b) Pioneer Oak Ridge Small Cap Growth Fund merged into Oak Ridge Small Cap Growth Fund effective October 17, 2014.


(c) Russell LifePoints Strategy Funds Class R2 shares converted to Class R4 shares effective October 1, 2014.



                                  APP I-72

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6779-6) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                   PREMIERSOLUTIONS STANDARD (SERIES A-II)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
APPENDIX I - ACCUMULATION UNIT VALUES                                                                           APP I-1
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   20.766  $   18.760  $ 17.118   $ 10.060   $  9.240  $       -
Accumulation unit value at end of period.....................  $   21.397  $   20.766  $ 18.760   $ 17.118   $ 10.060  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   20.418  $   18.510  $ 16.950   $ 17.278   $ 15.478  $       -
Accumulation unit value at end of period.....................  $   20.965  $   20.418  $ 18.510   $ 16.950   $ 17.278  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   20.271  $   18.405  $ 16.879   $ 17.231   $ 15.458  $       -
Accumulation unit value at end of period.....................  $   20.783  $   20.271  $ 18.405   $ 16.879   $ 17.231  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.125  $   18.299  $ 18.025   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.602  $   20.125  $ 18.299   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   20.028  $   18.229  $ 16.760   $ 17.153   $ 15.427  $       -
Accumulation unit value at end of period.....................  $   20.483  $   20.028  $ 18.229   $ 16.760   $ 17.153  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -



                                   APP I-1

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.932  $   18.160  $ 16.713   $ 17.121   $ 15.414  $       -
Accumulation unit value at end of period.....................  $   20.364  $   19.932  $ 18.160   $ 16.713   $ 17.121  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         3          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   19.741  $   18.022  $ 16.619   $ 17.059   $ 15.389  $       -
Accumulation unit value at end of period.....................  $   20.128  $   19.741  $ 18.022   $ 16.619   $ 17.059  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   19.551  $   17.884  $ 16.525   $ 16.997   $ 15.363  $  12.183
Accumulation unit value at end of period.....................  $   19.895  $   19.551  $ 17.884   $ 16.525   $ 16.997  $  15.363
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          0          0          -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   21.937  $   19.367  $ 17.497   $ 10.120   $  9.250  $       -
Accumulation unit value at end of period.....................  $   22.611  $   21.937  $ 19.367   $ 17.497   $ 10.120  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   21.570  $   19.109  $ 17.325   $ 17.879   $ 15.950  $       -
Accumulation unit value at end of period.....................  $   22.155  $   21.570  $ 19.109   $ 17.325   $ 17.879  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   21.414  $   19.000  $ 17.252   $ 17.830   $ 15.931  $       -
Accumulation unit value at end of period.....................  $   21.962  $   21.414  $ 19.000   $ 17.252   $ 17.830  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   21.260  $   18.892  $ 18.573   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.771  $   21.260  $ 18.892   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   21.158  $   18.820  $ 17.131   $ 17.749   $ 15.898  $       -
Accumulation unit value at end of period.....................  $   21.645  $   21.158  $ 18.820   $ 17.131   $ 17.749  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   21.056  $   18.748  $ 17.083   $ 17.717   $ 15.885  $       -
Accumulation unit value at end of period.....................  $   21.519  $   21.056  $ 18.748   $ 17.083   $ 17.717  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                   APP I-2

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   20.854  $   18.605  $ 16.986   $ 17.653   $ 15.859  $       -
Accumulation unit value at end of period.....................  $   21.270  $   20.854  $ 18.605   $ 16.986   $ 17.653  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         2          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   20.654  $   18.463  $ 16.891   $ 17.588   $ 15.833  $  12.403
Accumulation unit value at end of period.....................  $   21.024  $   20.654  $ 18.463   $ 16.891   $ 17.588  $  15.833
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         9          9          7          0
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   22.905  $   19.822  $ 17.836   $  9.990   $  9.070  $       -
Accumulation unit value at end of period.....................  $   23.646  $   22.905  $ 19.822   $ 17.836   $  9.990  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   22.522  $   19.559  $ 17.661   $ 18.470   $ 16.415  $       -
Accumulation unit value at end of period.....................  $   23.169  $   22.522  $ 19.559   $ 17.661   $ 18.470  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   22.359  $   19.447  $ 17.586   $ 18.420   $ 16.394  $       -
Accumulation unit value at end of period.....................  $   22.967  $   22.359  $ 19.447   $ 17.586   $ 18.420  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         3          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   22.198  $   19.336  $ 18.968   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   22.768  $   22.198  $ 19.336   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   22.092  $   19.262  $ 17.462   $ 18.336   $ 16.361  $       -
Accumulation unit value at end of period.....................  $   22.636  $   22.092  $ 19.262   $ 17.462   $ 18.336  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   21.985  $   19.188  $ 17.413   $ 18.303   $ 16.347  $       -
Accumulation unit value at end of period.....................  $   22.504  $   21.985  $ 19.188   $ 17.413   $ 18.303  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         6          5          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   21.774  $   19.042  $ 17.315   $ 18.236   $ 16.320  $       -
Accumulation unit value at end of period.....................  $   22.244  $   21.774  $ 19.042   $ 17.315   $ 18.236  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         3          2          1          -


                                   APP I-3

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   21.565  $   18.897  $ 17.218   $ 18.170   $ 16.294  $  12.577
Accumulation unit value at end of period.....................  $   21.986  $   21.565  $ 18.897   $ 17.218   $ 18.170  $  16.294
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9        15         13          8          1
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   23.904  $   20.221  $ 18.070   $ 10.090   $  9.140  $       -
Accumulation unit value at end of period.....................  $   24.694  $   23.904  $ 20.221   $ 18.070   $ 10.090  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   23.504  $   19.952  $ 17.892   $ 18.953   $ 16.824  $       -
Accumulation unit value at end of period.....................  $   24.196  $   23.504  $ 19.952   $ 17.892   $ 18.953  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.335  $   19.838  $ 17.817   $ 18.901   $ 16.803  $       -
Accumulation unit value at end of period.....................  $   23.986  $   23.335  $ 19.838   $ 17.817   $ 18.901  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.167  $   19.725  $ 19.330   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   23.777  $   23.167  $ 19.725   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.055  $   19.649  $ 17.692   $ 18.815   $ 16.768  $       -
Accumulation unit value at end of period.....................  $   23.639  $   23.055  $ 19.649   $ 17.692   $ 18.815  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   22.944  $   19.574  $ 17.642   $ 18.781   $ 16.755  $       -
Accumulation unit value at end of period.....................  $   23.502  $   22.944  $ 19.574   $ 17.642   $ 18.781  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   22.724  $   19.425  $ 17.542   $ 18.713   $ 16.727  $       -
Accumulation unit value at end of period.....................  $   23.230  $   22.724  $ 19.425   $ 17.542   $ 18.713  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         3          3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   22.506  $   19.277  $ 17.444   $ 18.645   $ 16.700  $  12.769
Accumulation unit value at end of period.....................  $   22.961  $   22.506  $ 19.277   $ 17.444   $ 18.645  $  16.700
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         7          8          4          -


                                   APP I-4

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.370  $   20.170  $ 17.876   $ 10.020   $  9.060  $       -
Accumulation unit value at end of period.....................  $   25.240  $   24.370  $ 20.170   $ 17.876   $ 10.020  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   23.962  $   19.902  $ 17.700   $ 18.982   $ 16.887  $       -
Accumulation unit value at end of period.....................  $   24.731  $   23.962  $ 19.902   $ 17.700   $ 18.982  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.789  $   19.788  $ 17.625   $ 18.930   $ 16.867  $       -
Accumulation unit value at end of period.....................  $   24.515  $   23.789  $ 19.788   $ 17.625   $ 18.930  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           3         2          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.618  $   19.675  $ 19.227   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   24.302  $   23.618  $ 19.675   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.504  $   19.600  $ 17.501   $ 18.844   $ 16.832  $       -
Accumulation unit value at end of period.....................  $   24.161  $   23.504  $ 19.600   $ 17.501   $ 18.844  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.391  $   19.525  $ 17.452   $ 18.809   $ 16.818  $       -
Accumulation unit value at end of period.....................  $   24.021  $   23.391  $ 19.525   $ 17.452   $ 18.809  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         8          8          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   23.167  $   19.376  $ 17.354   $ 18.741   $ 16.790  $       -
Accumulation unit value at end of period.....................  $   23.743  $   23.167  $ 19.376   $ 17.354   $ 18.741  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           6         5          4          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   22.944  $   19.229  $ 17.256   $ 18.673   $ 16.763  $  12.829
Accumulation unit value at end of period.....................  $   23.468  $   22.944  $ 19.229   $ 17.256   $ 18.673  $  16.763
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9         7          7          5          0
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.549  $   20.012  $ 17.652   $ 19.048   $ 16.903  $       -
Accumulation unit value at end of period.....................  $   25.469  $   24.549  $ 20.012   $ 17.652   $ 19.048  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          8          -


                                   APP I-5

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   24.138  $   19.746  $ 17.479   $ 18.927   $ 16.855  $       -
Accumulation unit value at end of period.....................  $   24.955  $   24.138  $ 19.746   $ 17.479   $ 18.927  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.964  $   19.633  $ 17.405   $ 18.875   $ 16.834  $       -
Accumulation unit value at end of period.....................  $   24.738  $   23.964  $ 19.633   $ 17.405   $ 18.875  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         1          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.791  $   19.521  $ 19.075   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   24.523  $   23.791  $ 19.521   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.677  $   19.447  $ 17.283   $ 18.789   $ 16.799  $       -
Accumulation unit value at end of period.....................  $   24.381  $   23.677  $ 19.447   $ 17.283   $ 18.789  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.563  $   19.373  $ 17.234   $ 18.755   $ 16.785  $       -
Accumulation unit value at end of period.....................  $   24.239  $   23.563  $ 19.373   $ 17.234   $ 18.755  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   23.337  $   19.225  $ 17.137   $ 18.687   $ 16.758  $       -
Accumulation unit value at end of period.....................  $   23.959  $   23.337  $ 19.225   $ 17.137   $ 18.687  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         2          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   23.113  $   19.079  $ 17.040   $ 18.619   $ 16.730  $  12.863
Accumulation unit value at end of period.....................  $   23.681  $   23.113  $ 19.079   $ 17.040   $ 18.619  $  16.730
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         5          4          2          0
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.758  $   19.951  $ 17.552   $ 10.230   $  9.220  $       -
Accumulation unit value at end of period.....................  $   25.770  $   24.758  $ 19.951   $ 17.552   $ 10.230  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   24.343  $   19.686  $ 17.379   $ 18.898   $ 16.848  $       -
Accumulation unit value at end of period.....................  $   25.251  $   24.343  $ 19.686   $ 17.379   $ 18.898  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                   APP I-6

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   24.168  $   19.573  $ 17.306   $ 18.847   $ 16.827  $       -
Accumulation unit value at end of period.....................  $   25.031  $   24.168  $ 19.573   $ 17.306   $ 18.847  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.994  $   19.461  $ 19.025   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   24.813  $   23.994  $ 19.461   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.878  $   19.387  $ 17.184   $ 18.761   $ 16.792  $       -
Accumulation unit value at end of period.....................  $   24.669  $   23.878  $ 19.387   $ 17.184   $ 18.761  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.763  $   19.313  $ 17.136   $ 18.727   $ 16.778  $       -
Accumulation unit value at end of period.....................  $   24.526  $   23.763  $ 19.313   $ 17.136   $ 18.727  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         8          7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   23.535  $   19.166  $ 17.039   $ 18.658   $ 16.751  $       -
Accumulation unit value at end of period.....................  $   24.242  $   23.535  $ 19.166   $ 17.039   $ 18.658  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           4         2          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   23.310  $   19.020  $ 16.943   $ 18.591   $ 16.723  $  12.855
Accumulation unit value at end of period.....................  $   23.962  $   23.310  $ 19.020   $ 16.943   $ 18.591  $  16.723
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           3         2          1          0          0
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.813  $   19.939  $ 17.449   $ 10.030   $  9.050  $       -
Accumulation unit value at end of period.....................  $   25.809  $   24.813  $ 19.939   $ 17.449   $ 10.030  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   24.397  $   19.674  $ 17.277   $ 18.859   $ 16.845  $       -
Accumulation unit value at end of period.....................  $   25.289  $   24.397  $ 19.674   $ 17.277   $ 18.859  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   24.222  $   19.562  $ 17.204   $ 18.807   $ 16.824  $       -
Accumulation unit value at end of period.....................  $   25.069  $   24.222  $ 19.562   $ 17.204   $ 18.807  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         0          0          -          -


                                   APP I-7

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   24.047  $   19.450  $ 18.996   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   24.851  $   24.047  $ 19.450   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.931  $   19.376  $ 17.083   $ 18.722   $ 16.790  $       -
Accumulation unit value at end of period.....................  $   24.707  $   23.931  $ 19.376   $ 17.083   $ 18.722  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.816  $   19.302  $ 17.035   $ 18.687   $ 16.776  $       -
Accumulation unit value at end of period.....................  $   24.563  $   23.816  $ 19.302   $ 17.035   $ 18.687  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   23.588  $   19.155  $ 16.939   $ 18.619   $ 16.748  $       -
Accumulation unit value at end of period.....................  $   24.279  $   23.588  $ 19.155   $ 16.939   $ 18.619  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   23.361  $   19.009  $ 16.843   $ 18.552   $ 16.721  $  12.855
Accumulation unit value at end of period.....................  $   23.998  $   23.361  $ 19.009   $ 16.843   $ 18.552  $  16.721
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           3         1          1          0          0
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.117  $   12.123  $ 10.585   $  8.450   $  8.150  $       -
Accumulation unit value at end of period.....................  $   15.712  $   15.117  $ 12.123   $ 10.585   $  8.450  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.915  $   12.003  $ 10.516   $ 11.491   $ 10.874  $       -
Accumulation unit value at end of period.....................  $   15.448  $   14.915  $ 12.003   $ 10.516   $ 11.491  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.830  $   11.952  $ 10.487   $ 11.476   $ 10.871  $       -
Accumulation unit value at end of period.....................  $   15.336  $   14.830  $ 11.952   $ 10.487   $ 11.476  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.744  $   11.901  $ 11.636   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.225  $   14.744  $ 11.901   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                   APP I-8

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.688  $   11.867  $ 10.439   $ 11.452   $ 10.866  $       -
Accumulation unit value at end of period.....................  $   15.151  $   14.688  $ 11.867   $ 10.439   $ 11.452  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.631  $   11.833  $ 10.420   $ 11.442   $ 10.864  $       -
Accumulation unit value at end of period.....................  $   15.078  $   14.631  $ 11.833   $ 10.420   $ 11.442  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.519  $   11.766  $ 10.381   $ 11.423   $ 10.860  $       -
Accumulation unit value at end of period.....................  $   14.932  $   14.519  $ 11.766   $ 10.381   $ 11.423  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.408  $   11.699  $ 10.343   $ 11.403   $ 10.856  $       -
Accumulation unit value at end of period.....................  $   14.788  $   14.408  $ 11.699   $ 10.343   $ 11.403  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2         1          1          -          -
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.123  $   12.120  $ 10.583   $ 11.548   $ 10.887  $       -
Accumulation unit value at end of period.....................  $   15.721  $   15.123  $ 12.120   $ 10.583   $ 11.548  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.921  $   12.000  $ 10.515   $ 11.514   $ 10.880  $       -
Accumulation unit value at end of period.....................  $   15.457  $   14.921  $ 12.000   $ 10.515   $ 11.514  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.835  $   11.948  $ 10.486   $ 11.499   $ 10.877  $       -
Accumulation unit value at end of period.....................  $   15.345  $   14.835  $ 11.948   $ 10.486   $ 11.499  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.750  $   11.898  $ 11.632   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.234  $   14.750  $ 11.898   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.693  $   11.864  $ 10.437   $ 11.475   $ 10.872  $       -
Accumulation unit value at end of period.....................  $   15.160  $   14.693  $ 11.864   $ 10.437   $ 11.475  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                   APP I-9

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.637  $   11.830  $ 10.418   $ 11.465   $ 10.870  $       -
Accumulation unit value at end of period.....................  $   15.087  $   14.637  $ 11.830   $ 10.418   $ 11.465  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.524  $   11.763  $ 10.380   $ 11.446   $ 10.866  $       -
Accumulation unit value at end of period.....................  $   14.942  $   14.524  $ 11.763   $ 10.380   $ 11.446  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.413  $   11.696  $ 10.341   $ 11.426   $ 10.862  $       -
Accumulation unit value at end of period.....................  $   14.797  $   14.413  $ 11.696   $ 10.341   $ 11.426  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          0          0          -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.331  $   12.630  $ 10.698   $ 11.680   $  9.232  $       -
Accumulation unit value at end of period.....................  $   18.824  $   17.331  $ 12.630   $ 10.698   $ 11.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.990  $   12.425  $ 10.562   $ 11.571   $  9.178  $       -
Accumulation unit value at end of period.....................  $   18.389  $   16.990  $ 12.425   $ 10.562   $ 11.571  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.846  $   12.339  $ 10.504   $ 11.525   $  9.155  $       -
Accumulation unit value at end of period.....................  $   18.206  $   16.846  $ 12.339   $ 10.504   $ 11.525  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          22        22         19          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.704  $   12.253  $ 11.863   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.025  $   16.704  $ 12.253   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.609  $   12.195  $ 10.408   $ 11.448   $  9.117  $   6.827
Accumulation unit value at end of period.....................  $   17.906  $   16.609  $ 12.195   $ 10.408   $ 11.448  $   9.117
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          2          7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.516  $   12.139  $ 10.370   $ 11.418   $  9.102  $       -
Accumulation unit value at end of period.....................  $   17.787  $   16.516  $ 12.139   $ 10.370   $ 11.418  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          2          2          -


                                  APP I-10

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.330  $   12.026  $ 10.294   $ 11.357   $  9.072  $       -
Accumulation unit value at end of period.....................  $   17.551  $   16.330  $ 12.026   $ 10.294   $ 11.357  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          10         7          5          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.146  $   11.914  $ 10.219   $ 11.297   $  9.041  $   6.793
Accumulation unit value at end of period.....................  $   17.319  $   16.146  $ 11.914   $ 10.219   $ 11.297  $   9.041
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          17        18         20         12          6
ALLIANCEBERNSTEIN GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.994  $   11.236  $ 10.498   $ 10.195   $      -  $       -
Accumulation unit value at end of period.....................  $   11.755  $   10.994  $ 11.236   $ 10.498   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.884  $   11.162  $ 10.466   $ 10.188   $      -  $       -
Accumulation unit value at end of period.....................  $   11.597  $   10.884  $ 11.162   $ 10.466   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.837  $   11.131  $ 10.452   $ 10.184   $      -  $       -
Accumulation unit value at end of period.....................  $   11.529  $   10.837  $ 11.131   $ 10.452   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.790  $   11.099  $ 11.066   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.463  $   10.790  $ 11.099   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.759  $   11.078  $ 10.428   $ 10.179   $      -  $       -
Accumulation unit value at end of period.....................  $   11.418  $   10.759  $ 11.078   $ 10.428   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.728  $   11.058  $ 10.419   $ 10.176   $      -  $       -
Accumulation unit value at end of period.....................  $   11.374  $   10.728  $ 11.058   $ 10.419   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.666  $   11.016  $ 10.401   $ 10.172   $      -  $       -
Accumulation unit value at end of period.....................  $   11.286  $   10.666  $ 11.016   $ 10.401   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -


                                  APP I-11

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.605  $   10.975  $ 10.382   $ 10.167   $      -  $       -
Accumulation unit value at end of period.....................  $   11.199  $   10.605  $ 10.975   $ 10.382   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
ALLIANCEBERNSTEIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.647  $   11.861  $ 10.002   $ 10.291   $      -  $       -
Accumulation unit value at end of period.....................  $   13.056  $   12.647  $ 11.861   $ 10.002   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -          11         8          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.520  $   11.783  $  9.971   $ 10.284   $      -  $       -
Accumulation unit value at end of period.....................  $   12.880  $   12.520  $ 11.783   $  9.971   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.466  $   11.750  $  9.958   $ 10.280   $      -  $       -
Accumulation unit value at end of period.....................  $   12.805  $   12.466  $ 11.750   $  9.958   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.413  $   11.717  $ 11.537   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.731  $   12.413  $ 11.717   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.377  $   11.695  $  9.935   $ 10.275   $      -  $       -
Accumulation unit value at end of period.....................  $   12.681  $   12.377  $ 11.695   $  9.935   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.341  $   11.673  $  9.927   $ 10.272   $      -  $       -
Accumulation unit value at end of period.....................  $   12.632  $   12.341  $ 11.673   $  9.927   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         2          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.270  $   11.629  $  9.909   $ 10.268   $      -  $       -
Accumulation unit value at end of period.....................  $   12.535  $   12.270  $ 11.629   $  9.909   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           5         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.200  $   11.586  $  9.891   $ 10.263   $      -  $       -
Accumulation unit value at end of period.....................  $   12.438  $   12.200  $ 11.586   $  9.891   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         1          0          -          -


                                  APP I-12

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $    9.174  $    8.097  $  7.017   $ 15.370   $ 14.080  $       -
Accumulation unit value at end of period.....................  $    9.045  $    9.174  $  8.097   $  7.017   $ 15.370  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    9.035  $    8.002  $  6.959   $  8.364   $  7.468  $       -
Accumulation unit value at end of period.....................  $    8.876  $    9.035  $  8.002   $  6.959   $  8.364  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         3          4          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    8.876  $    7.873  $  6.857   $  8.254   $  7.381  $       -
Accumulation unit value at end of period.....................  $    8.707  $    8.876  $  7.873   $  6.857   $  8.254  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         3          4          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.395  $   11.011  $ 10.733   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.141  $   12.395  $ 11.011   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7          15        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    8.730  $    7.763  $  6.778   $  8.180   $  7.333  $       -
Accumulation unit value at end of period.....................  $    8.543  $    8.730  $  7.763   $  6.778   $  8.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         4          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.209  $   10.868  $  9.498   $ 11.473   $ 10.296  $       -
Accumulation unit value at end of period.....................  $   11.935  $   12.209  $ 10.868   $  9.498   $ 11.473  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    8.559  $    7.634  $  6.685   $  8.092   $  7.276  $   5.245
Accumulation unit value at end of period.....................  $    8.350  $    8.559  $  7.634   $  6.685   $  8.092  $   7.276
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          11         8          5          5          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.846  $   10.587  $  9.289   $ 11.266   $ 10.151  $   7.327
Accumulation unit value at end of period.....................  $   11.534  $   11.846  $ 10.587   $  9.289   $ 11.266  $  10.151
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          10        17         19         16         16
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   19.347  $   15.850  $ 13.879   $ 17.392   $ 16.823  $       -
Accumulation unit value at end of period.....................  $   18.079  $   19.347  $ 15.850   $ 13.879   $ 17.392  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -


                                  APP I-13

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.049  $    9.084  $  7.982   $ 10.037   $  9.743  $       -
Accumulation unit value at end of period.....................  $   10.288  $   11.049  $  9.084   $  7.982   $ 10.037  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          12        15         14         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.904  $    8.978  $  7.901   $  9.950   $  9.673  $       -
Accumulation unit value at end of period.....................  $   10.138  $   10.904  $  8.978   $  7.901   $  9.950  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           7         7          7          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.761  $    8.874  $  8.402   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    9.990  $   10.761  $  8.874   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          16        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    6.633  $    5.475  $  4.830   $  6.098   $  5.943  $       -
Accumulation unit value at end of period.....................  $    6.152  $    6.633  $  5.475   $  4.830   $  6.098  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         5          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.574  $    8.736  $  7.715   $  9.751   $  9.512  $       -
Accumulation unit value at end of period.....................  $    9.797  $   10.574  $  8.736   $  7.715   $  9.751  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          55          56        53         50         43          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    6.503  $    5.384  $  4.764   $  6.033   $  5.897  $   4.359
Accumulation unit value at end of period.....................  $    6.013  $    6.503  $  5.384   $  4.764   $  6.033  $   5.897
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           4         8         19         16          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.467  $    8.683  $  7.698   $  9.769   $  9.568  $   7.083
Accumulation unit value at end of period.....................  $    9.659  $   10.467  $  8.683   $  7.698   $  9.769  $   9.568
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          45        43         40         42         40
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.197  $   12.757  $ 10.800   $ 10.913   $  9.617  $       -
Accumulation unit value at end of period.....................  $   19.485  $   17.197  $ 12.757   $ 10.800   $ 10.913  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          87       110        122        163          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.096  $   12.727  $ 10.813   $ 10.964   $  9.695  $       -
Accumulation unit value at end of period.....................  $   19.303  $   17.096  $ 12.727   $ 10.813   $ 10.964  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          78          87        89         25         16          -


                                  APP I-14

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.052  $   14.204  $ 12.086   $ 12.273   $ 10.869  $       -
Accumulation unit value at end of period.....................  $   21.479  $   19.052  $ 14.204   $ 12.086   $ 12.273  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          63          74        32         26         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.246  $   17.356  $ 17.229   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.167  $   23.246  $ 17.356   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          17         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.366  $   12.231  $ 10.433   $ 10.622   $  9.430  $       -
Accumulation unit value at end of period.....................  $   18.404  $   16.366  $ 12.231   $ 10.433   $ 10.622  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          37        31         28          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   22.898  $   17.130  $ 14.627   $ 14.906   $ 13.247  $       -
Accumulation unit value at end of period.....................  $   25.724  $   22.898  $ 17.130   $ 14.627   $ 14.906  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5        19          9          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.044  $   12.027  $ 10.290   $ 10.507   $  9.357  $       -
Accumulation unit value at end of period.....................  $   17.989  $   16.044  $ 12.027   $ 10.290   $ 10.507  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          31        31         19          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   22.216  $   16.687  $ 14.306   $ 14.637   $ 13.060  $   9.588
Accumulation unit value at end of period.....................  $   24.859  $   22.216  $ 16.687   $ 14.306   $ 14.637  $  13.060
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          26        26         20         19         18
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.757  $    9.366  $  8.057   $ 14.200   $ 11.930  $       -
Accumulation unit value at end of period.....................  $   13.953  $   12.757  $  9.366   $  8.057   $ 14.200  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.339  $    9.090  $  7.848   $  8.536   $  7.179  $       -
Accumulation unit value at end of period.....................  $   13.449  $   12.339  $  9.090   $  7.848   $  8.536  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         3          2          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.342  $    9.107  $  7.873   $  8.577   $  7.225  $       -
Accumulation unit value at end of period.....................  $   13.432  $   12.342  $  9.107   $  7.873   $  8.577  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          38          36        42         42         38          -


                                  APP I-15

                                                                                  YEAR ENDING DECEMBER 31,
                                                              ----------------------------------------------------------------------
SUB-ACCOUNT                                                      2014        2013        2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period..............  $   16.867  $   12.464   $ 12.169   $      -   $      -  $       -
Accumulation unit value at end of period....................  $   18.329  $   16.867   $ 12.464   $      -   $      -  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           3           2         15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period..............  $   12.140  $    8.980   $  7.783   $  8.500   $  7.178  $       -
Accumulation unit value at end of period....................  $   13.179  $   12.140   $  8.980   $  7.783   $  8.500  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           5           2          3          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period..............  $   16.614  $   12.301   $ 10.673   $ 11.668   $  9.862  $       -
Accumulation unit value at end of period....................  $   18.018  $   16.614   $ 12.301   $ 10.673   $ 11.668  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................          13          12         13         19         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period..............  $   11.902  $    8.830   $  7.676   $  8.409   $  7.122  $       -
Accumulation unit value at end of period....................  $   12.881  $   11.902   $  8.830   $  7.676   $  8.409  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................          18          19         16         12         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period..............  $   16.119  $   11.983   $ 10.438   $ 11.457   $  9.723  $   7.281
Accumulation unit value at end of period....................  $   17.412  $   16.119   $ 11.983   $ 10.438   $ 11.457  $   9.723
Number of accumulation units outstanding at end of period
(in thousands)..............................................          10          12         13         16         17         21
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period..............  $   15.232  $   11.352   $ 10.098   $ 27.840   $ 22.160  $       -
Accumulation unit value at end of period....................  $   15.194  $   15.232   $ 11.352   $ 10.098   $ 27.840  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period..............  $   14.882  $   11.130   $  9.935   $ 10.268   $  8.202  $       -
Accumulation unit value at end of period....................  $   14.793  $   14.882   $ 11.130   $  9.935   $ 10.268  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           3           3          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period..............  $   14.734  $   11.036   $  9.866   $ 10.212   $  8.169  $       -
Accumulation unit value at end of period....................  $   14.624  $   14.734   $ 11.036   $  9.866   $ 10.212  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           7           4          6          6          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period..............  $   14.588  $   10.943   $ 10.713   $      -   $      -  $       -
Accumulation unit value at end of period....................  $   14.457  $   14.588   $ 10.943   $      -   $      -  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -          (0)        (0)         -          -          -


                                  APP I-16

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.277  $   10.720  $  9.607   $  9.969   $  7.995  $   6.088
Accumulation unit value at end of period.....................  $   14.134  $   14.277  $ 10.720   $  9.607   $  9.969  $   7.995
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           5         4          2          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.396  $   10.820  $  9.707   $ 10.082   $  8.094  $       -
Accumulation unit value at end of period.....................  $   14.238  $   14.396  $ 10.820   $  9.707   $ 10.082  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.997  $   10.541  $  9.475   $  9.862   $  7.933  $       -
Accumulation unit value at end of period.....................  $   13.815  $   13.997  $ 10.541   $  9.475   $  9.862  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         2          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.018  $   10.579  $  9.528   $  9.936   $  8.009  $   6.119
Accumulation unit value at end of period.....................  $   13.809  $   14.018  $ 10.579   $  9.528   $  9.936  $   8.009
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           6         5          4          3          4
ALLIANZGI NFJ DIVIDEND VALUE FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.831  $    9.974  $  8.755   $ 11.350   $ 10.370  $       -
Accumulation unit value at end of period.....................  $   14.069  $   12.831  $  9.974   $  8.755   $ 11.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.579  $    9.812  $  8.643   $  8.414   $  7.467  $       -
Accumulation unit value at end of period.....................  $   13.744  $   12.579  $  9.812   $  8.643   $  8.414  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.472  $    9.744  $  8.595   $  8.380   $  7.448  $       -
Accumulation unit value at end of period.....................  $   13.607  $   12.472  $  9.744   $  8.595   $  8.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         135         136       103         71         48          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.367  $    9.676  $  9.576   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.472  $   12.367  $  9.676   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          49          57        33          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.297  $    9.631  $  8.517   $  8.324   $  7.417  $       -
Accumulation unit value at end of period.....................  $   13.382  $   12.297  $  9.631   $  8.517   $  8.324  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          54          51        90         38         18          -


                                  APP I-17

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.227  $    9.586  $  8.486   $  8.302   $  7.404  $       -
Accumulation unit value at end of period.....................  $   13.293  $   12.227  $  9.586   $  8.486   $  8.302  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          13        10         12         36          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.090  $    9.497  $  8.424   $  8.258   $  7.380  $       -
Accumulation unit value at end of period.....................  $   13.117  $   12.090  $  9.497   $  8.424   $  8.258  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          54          55        43         10         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.953  $    9.409  $  8.362   $  8.214   $  7.355  $   5.824
Accumulation unit value at end of period.....................  $   12.944  $   11.953  $  9.409   $  8.362   $  8.214  $   7.355
Number of accumulation units outstanding at end of period (in
thousands)...................................................         119         112       108        102         57         27
ALLIANZGI NFJ INTERNATIONAL VALUE FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.660  $   10.579  $  8.712   $ 10.619   $      -  $       -
Accumulation unit value at end of period.....................  $   11.005  $   11.660  $ 10.579   $  8.712   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.843  $   11.694  $  9.663   $ 11.806   $      -  $       -
Accumulation unit value at end of period.....................  $   12.080  $   12.843  $ 11.694   $  9.663   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.493  $   10.480  $  8.673   $ 10.607   $      -  $       -
Accumulation unit value at end of period.....................  $   10.794  $   11.493  $ 10.480   $  8.673   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.443  $   10.450  $ 10.058   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.731  $   11.443  $ 10.450   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.410  $   10.431  $  8.654   $ 10.601   $      -  $       -
Accumulation unit value at end of period.....................  $   10.689  $   11.410  $ 10.431   $  8.654   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.377  $   10.411  $  8.646   $ 10.599   $      -  $       -
Accumulation unit value at end of period.....................  $   10.648  $   11.377  $ 10.411   $  8.646   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -


                                  APP I-18

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.312  $   10.372  $  8.631   $ 10.594   $      -  $       -
Accumulation unit value at end of period.....................  $   10.565  $   11.312  $ 10.372   $  8.631   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.247  $   10.333  $  8.616   $ 10.590   $      -  $       -
Accumulation unit value at end of period.....................  $   10.483  $   11.247  $ 10.333   $  8.616   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
AMERICAN CENTURY DIVERSIFIED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.425  $   11.734  $ 11.191   $ 10.455   $      -  $       -
Accumulation unit value at end of period.....................  $   12.072  $   11.425  $ 11.734   $ 11.191   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.273  $   11.618  $ 11.119   $ 10.424   $      -  $       -
Accumulation unit value at end of period.....................  $   11.869  $   11.273  $ 11.618   $ 11.119   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.208  $   11.568  $ 11.089   $ 10.411   $      -  $       -
Accumulation unit value at end of period.....................  $   11.783  $   11.208  $ 11.568   $ 11.089   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.143  $   11.519  $ 11.550   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.698  $   11.143  $ 11.519   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.101  $   11.486  $ 11.037   $ 10.389   $      -  $       -
Accumulation unit value at end of period.....................  $   11.641  $   11.101  $ 11.486   $ 11.037   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.058  $   11.454  $ 11.017   $ 10.380   $      -  $       -
Accumulation unit value at end of period.....................  $   11.585  $   11.058  $ 11.454   $ 11.017   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.973  $   11.389  $ 10.977   $ 10.363   $      -  $       -
Accumulation unit value at end of period.....................  $   11.473  $   10.973  $ 11.389   $ 10.977   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           3         2          -          -          -


                                  APP I-19

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.889  $   11.324  $ 10.936   $ 10.345   $      -  $       -
Accumulation unit value at end of period.....................  $   11.362  $   10.889  $ 11.324   $ 10.936   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         2          1          -          -
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.604  $   10.257  $  8.843   $ 20.880   $ 18.380  $       -
Accumulation unit value at end of period.....................  $   15.379  $   13.604  $ 10.257   $  8.843   $ 20.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.738  $   11.151  $  9.647   $  9.322   $  8.165  $       -
Accumulation unit value at end of period.....................  $   16.602  $   14.738  $ 11.151   $  9.647   $  9.322  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.162  $    9.973  $  8.641   $  8.362   $  7.335  $       -
Accumulation unit value at end of period.....................  $   14.805  $   13.162  $  9.973   $  8.641   $  8.362  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.393  $   12.440  $ 12.333   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.411  $   16.393  $ 12.440   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.946  $    9.834  $  8.542   $  8.287   $  7.288  $       -
Accumulation unit value at end of period.....................  $   14.526  $   12.946  $  9.834   $  8.542   $  8.287  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.147  $   12.278  $ 10.675   $ 10.367   $  9.126  $       -
Accumulation unit value at end of period.....................  $   18.099  $   16.147  $ 12.278   $ 10.675   $ 10.367  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.692  $    9.670  $  8.425   $  8.198   $  7.231  $       -
Accumulation unit value at end of period.....................  $   14.198  $   12.692  $  9.670   $  8.425   $  8.198  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.667  $   11.960  $ 10.441   $ 10.180   $  8.997  $   7.139
Accumulation unit value at end of period.....................  $   17.490  $   15.667  $ 11.960   $ 10.441   $ 10.180  $   8.997
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           4         4          4          3          2


                                  APP I-20

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   26.763  $   22.434  $ 20.168   $ 19.523   $ 17.276  $       -
Accumulation unit value at end of period.....................  $   29.991  $   26.763  $ 22.434   $ 20.168   $ 19.523  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.893  $   11.687  $ 10.543   $ 10.241   $  9.094  $       -
Accumulation unit value at end of period.....................  $   15.514  $   13.893  $ 11.687   $ 10.543   $ 10.241  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................       1,598       1,447         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   26.355  $   22.202  $ 20.060   $ 19.515   $ 17.356  $       -
Accumulation unit value at end of period.....................  $   29.386  $   26.355  $ 22.202   $ 20.060   $ 19.515  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          64         156       928        916        787          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.988  $   17.708  $ 17.574   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   23.367  $   20.988  $ 17.708   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          28        26          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.604  $   10.644  $  9.641   $  9.403   $  8.383  $   7.113
Accumulation unit value at end of period.....................  $   14.018  $   12.604  $ 10.644   $  9.641   $  9.403  $   8.383
Number of accumulation units outstanding at end of period (in
thousands)...................................................          92          89        78         70        126         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.186  $   19.601  $ 17.772   $ 17.350   $ 15.484
Accumulation unit value at end of period.....................  $   25.763  $   23.186  $ 19.601   $ 17.772   $ 17.350
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          30        60         55         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.356  $   10.467  $  9.509   $  9.302   $  8.318  $   7.072
Accumulation unit value at end of period.....................  $   13.702  $   12.356  $ 10.467   $  9.509   $  9.302  $   8.318
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43          47        27         21         16          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   19.545  $   16.589  $ 15.101   $ 14.802   $ 13.263  $  11.291
Accumulation unit value at end of period.....................  $   21.630  $   19.545  $ 16.589   $ 15.101   $ 14.802  $  13.263
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          32        43         44         31         29
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   27.268  $   21.125  $ 18.590   $ 25.460   $ 21.710  $       -
Accumulation unit value at end of period.....................  $   30.248  $   27.268  $ 21.125   $ 18.590   $ 25.460  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-21

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   26.811  $   20.844  $ 18.407   $ 18.688   $ 15.977  $       -
Accumulation unit value at end of period.....................  $   29.638  $   26.811  $ 20.844   $ 18.407   $ 18.688  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          15        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   26.618  $   20.725  $ 18.330   $ 18.637   $ 15.958  $       -
Accumulation unit value at end of period.....................  $   29.381  $   26.618  $ 20.725   $ 18.330   $ 18.637  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           9         4          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   26.426  $   20.607  $ 20.597   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   29.125  $   26.426  $ 20.607   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          17        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   26.299  $   20.528  $ 18.201   $ 18.553   $ 15.925  $  12.509
Accumulation unit value at end of period.....................  $   28.956  $   26.299  $ 20.528   $ 18.201   $ 18.553  $  15.925
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4        14          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   26.173  $   20.450  $ 18.149   $ 18.519   $ 15.912  $       -
Accumulation unit value at end of period.....................  $   28.788  $   26.173  $ 20.450   $ 18.149   $ 18.519  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   25.922  $   20.294  $ 18.047   $ 18.451   $ 15.886
Accumulation unit value at end of period.....................  $   28.455  $   25.922  $ 20.294   $ 18.047   $ 18.451
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   25.673  $   20.140  $ 17.946   $ 18.384   $ 15.860  $  12.500
Accumulation unit value at end of period.....................  $   28.126  $   25.673  $ 20.140   $ 17.946   $ 18.384  $  15.860
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         4          1          0          -
AMERICAN CENTURY HERITAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.259  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.068  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.255  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.025  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           -         -          -          -          -


                                  APP I-22

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.254  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.006  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.252  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.988  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.251  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.976  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.250  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.964  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.247  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.939  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.245  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.915  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           -         -          -          -          -
AMERICAN CENTURY MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.575  $   13.550  $ 11.669   $ 12.580   $ 11.940  $       -
Accumulation unit value at end of period.....................  $   20.393  $   17.575  $ 13.550   $ 11.669   $ 12.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.340  $   13.416  $ 11.594   $ 11.784   $ 11.008  $       -
Accumulation unit value at end of period.....................  $   20.050  $   17.340  $ 13.416   $ 11.594   $ 11.784  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.240  $   13.358  $ 11.562   $ 11.749   $ 11.000  $       -
Accumulation unit value at end of period.....................  $   19.905  $   17.240  $ 13.358   $ 11.562   $ 11.749  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          -          -          -


                                  APP I-23

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.141  $   13.301  $ 13.043   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.761  $   17.141  $ 13.301   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         9          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.075  $   13.264  $ 11.509   $ 11.720   $ 10.994  $       -
Accumulation unit value at end of period.....................  $   19.665  $   17.075  $ 13.264   $ 11.509   $ 11.720  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.009  $   13.226  $ 11.488   $ 11.710   $ 10.992  $       -
Accumulation unit value at end of period.....................  $   19.570  $   17.009  $ 13.226   $ 11.488   $ 11.710  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.879  $   13.151  $ 11.445   $ 11.700   $ 10.990  $       -
Accumulation unit value at end of period.....................  $   19.381  $   16.879  $ 13.151   $ 11.445   $ 11.700  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.750  $   13.076  $ 11.403   $ 11.680   $ 10.986  $       -
Accumulation unit value at end of period.....................  $   19.194  $   16.750  $ 13.076   $ 11.403   $ 11.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         3          1          -          -
AMERICAN CENTURY PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.004  $   10.003  $ 10.002   $  1.000   $  1.000  $       -
Accumulation unit value at end of period.....................  $   10.005  $   10.004  $ 10.003   $ 10.002   $  1.000  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          37         7          6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    9.870  $    9.904  $  9.937   $ 10.001   $ 10.000  $       -
Accumulation unit value at end of period.....................  $    9.837  $    9.870  $  9.904   $  9.937   $ 10.001  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          0          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    9.813  $    9.862  $  9.910   $  9.971   $  9.994  $       -
Accumulation unit value at end of period.....................  $    9.765  $    9.813  $  9.862   $  9.910   $  9.971  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          40         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $    9.757  $    9.819  $  9.824   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    9.695  $    9.757  $  9.819   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         -          -          -          -


                                  APP I-24

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    9.719  $    9.792  $  9.864   $  9.946   $  9.988  $       -
Accumulation unit value at end of period.....................  $    9.648  $    9.719  $  9.792   $  9.864   $  9.946  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    9.682  $    9.764  $  9.846   $  9.938   $  9.986  $       -
Accumulation unit value at end of period.....................  $    9.601  $    9.682  $  9.764   $  9.846   $  9.938  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.608  $    9.708  $  9.810   $  9.929   $  9.985  $       -
Accumulation unit value at end of period.....................  $    9.508  $    9.608  $  9.708   $  9.810   $  9.929  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           3        22         14          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.534  $    9.653  $  9.774   $  9.912   $  9.981  $       -
Accumulation unit value at end of period.....................  $    9.417  $    9.534  $  9.653   $  9.774   $  9.912  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          11         3          0         14          -
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   22.136  $   16.458  $ 14.145   $ 15.194   $ 12.286  $       -
Accumulation unit value at end of period.....................  $   23.061  $   22.136  $ 16.458   $ 14.145   $ 15.194  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   24.855  $   18.544  $ 15.994   $  8.980   $  7.300  $       -
Accumulation unit value at end of period.....................  $   25.803  $   24.855  $ 18.544   $ 15.994   $  8.980  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   24.499  $   18.305  $ 15.812   $ 17.241   $ 13.989  $       -
Accumulation unit value at end of period.....................  $   25.395  $   24.499  $ 18.305   $ 15.812   $ 17.241  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   24.147  $   18.070  $ 17.429   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   24.993  $   24.147  $ 18.070   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           6         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.061  $   12.780  $ 11.067   $ 16.901   $ 13.755  $       -
Accumulation unit value at end of period.....................  $   17.641  $   17.061  $ 12.780   $ 11.067   $ 16.901  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-25

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.686  $   17.761  $ 15.396   $ 11.977   $ 11.533  $       -
Accumulation unit value at end of period.....................  $   24.467  $   23.686  $ 17.761   $ 15.396   $ 11.977  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.865  $   12.671  $ 11.006   $ 16.679   $ 13.601  $       -
Accumulation unit value at end of period.....................  $   17.387  $   16.865  $ 12.671   $ 11.006   $ 16.679  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         3          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   22.791  $   17.158  $ 14.933   $ 11.947   $ 11.527  $       -
Accumulation unit value at end of period.....................  $   23.449  $   22.791  $ 17.158   $ 14.933   $ 11.947  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         5          3          1          -
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.339  $   11.248  $  9.748   $ 18.580   $ 16.390  $       -
Accumulation unit value at end of period.....................  $   17.141  $   15.339  $ 11.248   $  9.748   $ 18.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          73        83         75          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.190  $   11.913  $ 10.361   $ 10.397   $  9.184  $       -
Accumulation unit value at end of period.....................  $   18.028  $   16.190  $ 11.913   $ 10.361   $ 10.397  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.840  $   10.937  $  9.526   $  9.574   $  8.470  $       -
Accumulation unit value at end of period.....................  $   16.501  $   14.840  $ 10.937   $  9.526   $  9.574  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43          31        10         11         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.221  $   12.710  $ 12.551   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.119  $   17.221  $ 12.710   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.597  $   10.785  $  9.417   $  9.488   $  8.415  $       -
Accumulation unit value at end of period.....................  $   16.190  $   14.597  $ 10.785   $  9.417   $  9.488  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          37        58         60         47          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.962  $   12.544  $ 10.964   $ 11.058   $  9.817  $       -
Accumulation unit value at end of period.....................  $   18.795  $   16.962  $ 12.544   $ 10.964   $ 11.058  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          20        22         13         13          -


                                  APP I-26

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.311  $   10.605  $  9.288   $  9.386   $  8.349  $       -
Accumulation unit value at end of period.....................  $   15.825  $   14.311  $ 10.605   $  9.288   $  9.386  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          41          36        20         22         18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.457  $   12.219  $ 10.723   $ 10.858   $  9.678  $   7.582
Accumulation unit value at end of period.....................  $   18.162  $   16.457  $ 12.219   $ 10.723   $ 10.858  $   9.678
Number of accumulation units outstanding at end of period (in
thousands)...................................................          50          40        45         39         24         33
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.684  $   10.733  $  9.591   $ 25.180   $ 23.040  $       -
Accumulation unit value at end of period.....................  $   15.353  $   13.684  $ 10.733   $  9.591   $ 25.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         141         151       165         63          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.828  $   11.670  $ 10.465   $ 10.055   $  8.997  $       -
Accumulation unit value at end of period.....................  $   16.578  $   14.828  $ 11.670   $ 10.465   $ 10.055  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         -         59         48          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.240  $   10.436  $  9.372   $  9.019   $  8.081  $       -
Accumulation unit value at end of period.....................  $   14.780  $   13.240  $ 10.436   $  9.372   $  9.019  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          10        15         12          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.047  $   12.668  $ 12.582   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.887  $   16.047  $ 12.668   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           5         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.023  $   10.290  $  9.265   $  8.938   $  8.029  $       -
Accumulation unit value at end of period.....................  $   14.502  $   13.023  $ 10.290   $  9.265   $  8.938  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          29        80         65         17          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.806  $   12.502  $ 11.268   $ 10.881   $  9.784  $       -
Accumulation unit value at end of period.....................  $   17.584  $   15.806  $ 12.502   $ 11.268   $ 10.881  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           9         8          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.767  $   10.119  $  9.138   $  8.841   $  7.966  $   6.375
Accumulation unit value at end of period.....................  $   14.174  $   12.767  $ 10.119   $  9.138   $  8.841  $   7.966
Number of accumulation units outstanding at end of period (in
thousands)...................................................          46          40        37         38         38          7


                                  APP I-27

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.335  $   12.178  $ 11.020   $ 10.684   $  9.645  $   7.729
Accumulation unit value at end of period.....................  $   16.991  $   15.335  $ 12.178   $ 11.020   $ 10.684  $   9.645
Number of accumulation units outstanding at end of period (in
thousands)...................................................          79          71        64         48         37         46
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.317  $   10.757  $  9.654   $  9.422   $  8.671  $       -
Accumulation unit value at end of period.....................  $   13.084  $   12.317  $ 10.757   $  9.654   $  9.422  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          46          46        43         37          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.434  $   10.021  $  9.025   $  8.839   $  8.163  $       -
Accumulation unit value at end of period.....................  $   12.103  $   11.434  $ 10.021   $  9.025   $  8.839  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         189         445       259        251        232          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.769  $   10.330  $  9.318   $  9.139   $  8.452  $       -
Accumulation unit value at end of period.....................  $   12.439  $   11.769  $ 10.330   $  9.318   $  9.139  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         250         178       340        312        229          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.496  $   12.742  $ 12.681   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.298  $   14.496  $ 12.742   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          43        69          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.745  $   10.335  $  9.345   $  9.189   $  8.520  $   6.930
Accumulation unit value at end of period.....................  $   12.383  $   11.745  $ 10.335   $  9.345   $  9.189  $   8.520
Number of accumulation units outstanding at end of period (in
thousands)...................................................         137         132       145        145         96         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.278  $   12.576  $ 11.384   $ 11.205   $ 10.399  $       -
Accumulation unit value at end of period.....................  $   15.039  $   14.278  $ 12.576   $ 11.384   $ 11.205  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         163         156       167        173        179          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.524  $   10.171  $  9.225   $  9.098   $  8.460  $   6.895
Accumulation unit value at end of period.....................  $   12.113  $   11.524  $ 10.171   $  9.225   $  9.098  $   8.460
Number of accumulation units outstanding at end of period (in
thousands)...................................................         304         316       228        216        183         84
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.853  $   12.250  $ 11.133   $ 11.002   $ 10.252  $   8.366
Accumulation unit value at end of period.....................  $   14.532  $   13.853  $ 12.250   $ 11.133   $ 11.002  $  10.252
Number of accumulation units outstanding at end of period (in
thousands)...................................................         365         386       439        461        444        410


                                  APP I-28

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   67.874  $   54.513  $ 45.898   $ 49.800   $ 46.260  $       -
Accumulation unit value at end of period.....................  $   70.357  $   67.874  $ 54.513   $ 45.898   $ 49.800  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          23        23         21          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   20.569  $   16.578  $ 14.007   $ 15.251   $ 14.217  $       -
Accumulation unit value at end of period.....................  $   21.247  $   20.569  $ 16.578   $ 14.007   $ 15.251  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         137         162       119        115        128          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   20.288  $   16.376  $ 13.857   $ 15.110   $ 14.107  $  10.606
Accumulation unit value at end of period.....................  $   20.925  $   20.288  $ 16.376   $ 13.857   $ 15.110  $  14.107
Number of accumulation units outstanding at end of period (in
thousands)...................................................         216         202       237        235        172        105
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.010  $   16.176  $ 15.878   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.608  $   20.010  $ 16.176   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          57          74        65          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.001  $    9.711  $  8.238   $  9.006   $  8.429  $       -
Accumulation unit value at end of period.....................  $   12.347  $   12.001  $  9.711   $  8.238   $  9.006  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         176         167       204        164         91          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.647  $   15.914  $ 13.513   $ 14.787   $ 13.854  $       -
Accumulation unit value at end of period.....................  $   20.193  $   19.647  $ 15.914   $ 13.513   $ 14.787  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         149         142       143        126        127          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.766  $    9.549  $  8.125   $  8.909   $  8.363  $   6.311
Accumulation unit value at end of period.....................  $   12.069  $   11.766  $  9.549   $  8.125   $  8.909  $   8.363
Number of accumulation units outstanding at end of period (in
thousands)...................................................         225         258       191        204        208         73
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.939  $   15.402  $ 13.131   $ 14.427   $ 13.570  $  10.254
Accumulation unit value at end of period.....................  $   19.388  $   18.939  $ 15.402   $ 13.131   $ 14.427  $  13.570
Number of accumulation units outstanding at end of period (in
thousands)...................................................         180         171       206        197        158        158
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   22.412  $   18.710  $ 15.738   $ 18.268   $ 16.749  $       -
Accumulation unit value at end of period.....................  $   21.759  $   22.412  $ 18.710   $ 15.738   $ 18.268  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         183         169       156         33          7          -


                                  APP I-29

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   23.447  $   19.643  $ 16.580   $ 19.314   $ 17.769  $       -
Accumulation unit value at end of period.....................  $   22.684  $   23.447  $ 19.643   $ 16.580   $ 19.314  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         101          89        72        134        103          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.012  $   19.307  $ 16.321   $ 19.041   $ 17.544  $  12.966
Accumulation unit value at end of period.....................  $   22.229  $   23.012  $ 19.307   $ 16.321   $ 19.041  $  17.544
Number of accumulation units outstanding at end of period (in
thousands)...................................................         133         179       133        114        100         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   21.833  $   18.345  $ 17.863   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.059  $   21.833  $ 18.345   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          53          40        33          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.345  $    9.543  $  8.087   $  9.458   $  8.737  $   6.468
Accumulation unit value at end of period.....................  $   10.932  $   11.345  $  9.543   $  8.087   $  9.458  $   8.737
Number of accumulation units outstanding at end of period (in
thousands)...................................................         164         148       176        136        100         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   22.026  $   18.545  $ 15.732   $ 18.418   $ 17.029  $       -
Accumulation unit value at end of period.....................  $   21.203  $   22.026  $ 18.545   $ 15.732   $ 18.418  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          79          86        87        109        103          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.123  $    9.383  $  7.976   $  9.356   $  8.669  $   6.430
Accumulation unit value at end of period.....................  $   10.686  $   11.123  $  9.383   $  7.976   $  9.356  $   8.669
Number of accumulation units outstanding at end of period (in
thousands)...................................................         199         215       160        128         88         43
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   20.951  $   17.710  $ 15.084   $ 17.730   $ 16.460  $  12.226
Accumulation unit value at end of period.....................  $   20.088  $   20.951  $ 17.710   $ 15.084   $ 17.730  $  16.460
Number of accumulation units outstanding at end of period (in
thousands)...................................................         165         167       188        178        163        136
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.868  $   10.579  $  9.059   $ 36.630   $ 32.670  $       -
Accumulation unit value at end of period.....................  $   15.055  $   13.868  $ 10.579   $  9.059   $ 36.630  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         101         101       100         14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.606  $   10.416  $  8.951   $  9.186   $  8.108  $       -
Accumulation unit value at end of period.....................  $   14.719  $   13.606  $ 10.416   $  8.951   $  9.186  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          58          53         -         62         49          -


                                  APP I-30

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.417  $   10.286  $  8.852   $  9.099   $  8.043  $   6.255
Accumulation unit value at end of period.....................  $   14.493  $   13.417  $ 10.286   $  8.852   $  9.099  $   8.043
Number of accumulation units outstanding at end of period (in
thousands)...................................................         322         362       360        312        167        139
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.572  $   12.725  $ 12.547   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.874  $   16.572  $ 12.725   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          50         102       121          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.197  $   10.143  $  8.751   $  9.017   $  7.991  $       -
Accumulation unit value at end of period.....................  $   14.219  $   13.197  $ 10.143   $  8.751   $  9.017  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         135         127       121        118         99          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.323  $   12.559  $ 10.846   $ 11.187   $  9.923  $       -
Accumulation unit value at end of period.....................  $   17.570  $   16.323  $ 12.559   $ 10.846   $ 11.187  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          25        35         65         61          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.938  $    9.974  $  8.631   $  8.920   $  7.928  $   6.189
Accumulation unit value at end of period.....................  $   13.899  $   12.938  $  9.974   $  8.631   $  8.920  $   7.928
Number of accumulation units outstanding at end of period (in
thousands)...................................................         268         271       184        144        118         75
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.837  $   12.233  $ 10.607   $ 10.984   $  9.783  $   7.647
Accumulation unit value at end of period.....................  $   16.979  $   15.837  $ 12.233   $ 10.607   $ 10.984  $   9.783
Number of accumulation units outstanding at end of period (in
thousands)...................................................         187         206       261        274        285        246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.198  $   11.231  $  9.328   $ 28.170   $ 25.260  $       -
Accumulation unit value at end of period.....................  $   14.603  $   14.198  $ 11.231   $  9.328   $ 28.170  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          73          65        64          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.652  $   10.837  $  9.032   $  9.845   $  8.793  $       -
Accumulation unit value at end of period.....................  $   13.992  $   13.652  $ 10.837   $  9.032   $  9.845  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         77         61          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.737  $   10.920  $  9.116   $  9.951   $  8.901  $       -
Accumulation unit value at end of period.....................  $   14.058  $   13.737  $ 10.920   $  9.116   $  9.951  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         110          99        84         69         54          -


                                  APP I-31

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.315  $   13.786  $ 13.526   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.693  $   17.315  $ 13.786   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2          14        33          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.512  $   10.768  $  9.011   $  9.861   $  8.843  $       -
Accumulation unit value at end of period.....................  $   13.793  $   13.512  $ 10.768   $  9.011   $  9.861  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          47          33        33         29         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.055  $   13.606  $ 11.397   $ 12.485   $ 11.207  $       -
Accumulation unit value at end of period.....................  $   17.393  $   17.055  $ 13.606   $ 11.397   $ 12.485  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          46        43         56         50          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.247  $   10.589  $  8.887   $  9.755   $  8.774  $   6.577
Accumulation unit value at end of period.....................  $   13.482  $   13.247  $ 10.589   $  8.887   $  9.755  $   8.774
Number of accumulation units outstanding at end of period (in
thousands)...................................................         101          84        71         63         57         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.547  $   13.253  $ 11.146   $ 12.259   $ 11.048  $   8.293
Accumulation unit value at end of period.....................  $   16.807  $   16.547  $ 13.253   $ 11.146   $ 12.259  $  11.048
Number of accumulation units outstanding at end of period (in
thousands)...................................................          92         106       100        100         82         67
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.876  $   12.155  $ 11.515   $ 12.190   $ 11.800  $       -
Accumulation unit value at end of period.....................  $   12.495  $   11.876  $ 12.155   $ 11.515   $ 12.190  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.435  $   11.745  $ 11.166   $ 10.555   $  9.904  $       -
Accumulation unit value at end of period.....................  $   11.989  $   11.435  $ 11.745   $ 11.166   $ 10.555  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          44        28         22         18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.490  $   11.819  $ 11.253   $ 10.654   $ 10.012  $       -
Accumulation unit value at end of period.....................  $   12.029  $   11.490  $ 11.819   $ 11.253   $ 10.654  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         115          87       102         94         66          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.055  $   12.418  $ 12.434   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.601  $   12.055  $ 12.418   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          46        64          -          -          -


                                  APP I-32

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.302  $   11.654  $ 11.124   $ 10.558   $  9.947  $       -
Accumulation unit value at end of period.....................  $   11.802  $   11.302  $ 11.654   $ 11.124   $ 10.558  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43          40        40         40         47          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.874  $   12.257  $ 11.711   $ 11.126   $ 10.492  $       -
Accumulation unit value at end of period.....................  $   12.387  $   11.874  $ 12.257   $ 11.711   $ 11.126  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          26        32         44         62          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.080  $   11.460  $ 10.972   $ 10.444   $  9.869  $   8.851
Accumulation unit value at end of period.....................  $   11.536  $   11.080  $ 11.460   $ 10.972   $ 10.444  $   9.869
Number of accumulation units outstanding at end of period (in
thousands)...................................................          67          76        73         78         73         64
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.520  $   11.939  $ 11.453   $ 10.925   $ 10.344  $   9.289
Accumulation unit value at end of period.....................  $   11.970  $   11.520  $ 11.939   $ 11.453   $ 10.925  $  10.344
Number of accumulation units outstanding at end of period (in
thousands)...................................................         127         154       173        187        202        211
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   21.050  $   15.777  $ 13.126   $ 13.838   $ 12.360  $       -
Accumulation unit value at end of period.....................  $   22.932  $   21.050  $ 15.777   $ 13.126   $ 13.838  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         242         234       226        114         97          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.837  $   14.919  $ 12.456   $ 13.178   $ 11.812  $       -
Accumulation unit value at end of period.....................  $   21.535  $   19.837  $ 14.919   $ 12.456   $ 13.178  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         171         211       156        256        205          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.468  $   14.664  $ 12.261   $ 12.991   $ 11.662  $   9.225
Accumulation unit value at end of period.....................  $   21.103  $   19.468  $ 14.664   $ 12.261   $ 12.991  $  11.662
Number of accumulation units outstanding at end of period (in
thousands)...................................................         309         282       343        374        375        204
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.252  $   15.277  $ 15.074   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.920  $   20.252  $ 15.277   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         103         125       147          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.470  $   10.171  $  8.526   $  9.056   $  8.150  $   6.458
Accumulation unit value at end of period.....................  $   14.565  $   13.470  $ 10.171   $  8.526   $  9.056  $   8.150
Number of accumulation units outstanding at end of period (in
thousands)...................................................         291         292       327        345        207         83


                                  APP I-33

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.634  $   14.085  $ 11.818   $ 12.566   $ 11.320  $       -
Accumulation unit value at end of period.....................  $   20.129  $   18.634  $ 14.085   $ 11.818   $ 12.566  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         228         220       206        283        324          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.206  $   10.002  $  8.409   $  8.959   $  8.086  $   6.420
Accumulation unit value at end of period.....................  $   14.236  $   13.206  $ 10.002   $  8.409   $  8.959  $   8.086
Number of accumulation units outstanding at end of period (in
thousands)...................................................         396         376       304        344        329        226
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.725  $   13.451  $ 11.332   $ 12.097   $ 10.941  $   8.698
Accumulation unit value at end of period.....................  $   19.070  $   17.725  $ 13.451   $ 11.332   $ 12.097  $  10.941
Number of accumulation units outstanding at end of period (in
thousands)...................................................         388         443       520        495        492        482
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.042  $   11.075  $  9.925   $  9.435   $  8.455  $       -
Accumulation unit value at end of period.....................  $   14.088  $   13.042  $ 11.075   $  9.925   $  9.435  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.916  $   11.006  $  9.898   $  9.442   $  8.491  $       -
Accumulation unit value at end of period.....................  $   13.903  $   12.916  $ 11.006   $  9.898   $  9.442  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          60          93        58         50         44          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.619  $   10.769  $  9.699   $  9.267   $  8.345  $       -
Accumulation unit value at end of period.....................  $   13.562  $   12.619  $ 10.769   $  9.699   $  9.267  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         392         303       287        245        105          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.196  $   12.988  $ 12.904   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.307  $   15.196  $ 12.988   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          49          94       101          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.412  $   10.619  $  9.588   $  9.183   $  8.291  $   6.542
Accumulation unit value at end of period.....................  $   13.307  $   12.412  $ 10.619   $  9.588   $  9.183  $   8.291
Number of accumulation units outstanding at end of period (in
thousands)...................................................         132         113       163        169         62         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.967  $   12.818  $ 11.586   $ 11.107   $ 10.038  $       -
Accumulation unit value at end of period.....................  $   16.031  $   14.967  $ 12.818   $ 11.586   $ 11.107  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          57          43        36         50         57          -


                                  APP I-34

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.168  $   10.442  $  9.457   $  9.084   $  8.226  $   6.504
Accumulation unit value at end of period.....................  $   13.007  $   12.168  $ 10.442   $  9.457   $  9.084  $   8.226
Number of accumulation units outstanding at end of period (in
thousands)...................................................         129         136       104         88         75         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.521  $   12.486  $ 11.330   $ 10.906   $  9.896  $   7.834
Accumulation unit value at end of period.....................  $   15.491  $   14.521  $ 12.486   $ 11.330   $ 10.906  $   9.896
Number of accumulation units outstanding at end of period (in
thousands)...................................................         134         154       164        175        156        162
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.287  $   10.071  $  8.742   $ 28.100   $ 25.900  $       -
Accumulation unit value at end of period.....................  $   14.839  $   13.287  $ 10.071   $  8.742   $ 28.100  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -        49          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.144  $    9.997  $  8.709   $  8.928   $  8.108  $       -
Accumulation unit value at end of period.....................  $   14.628  $   13.144  $  9.997   $  8.709   $  8.928  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          78         103        74        111         94          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.855  $    9.792  $  8.543   $  8.771   $  7.978  $       -
Accumulation unit value at end of period.....................  $   14.285  $   12.855  $  9.792   $  8.543   $  8.771  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         140          69        89         79         69          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.270  $   11.649  $ 11.553   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.944  $   15.270  $ 11.649   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          36          87       109          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.645  $    9.656  $  8.445   $  8.692   $  7.926  $       -
Accumulation unit value at end of period.....................  $   14.016  $   12.645  $  9.656   $  8.445   $  8.692  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          79          66        41         52         52          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.041  $   11.497  $ 10.066   $ 10.371   $  9.466  $       -
Accumulation unit value at end of period.....................  $   16.656  $   15.041  $ 11.497   $ 10.066   $ 10.371  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          52        48         62         81          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.396  $    9.495  $  8.329   $  8.599   $  7.864  $   6.230
Accumulation unit value at end of period.....................  $   13.700  $   12.396  $  9.495   $  8.329   $  8.599  $   7.864
Number of accumulation units outstanding at end of period (in
thousands)...................................................          78         105       102         92         68         38


                                  APP I-35

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.593  $   11.199  $  9.844   $ 10.183   $  9.332  $   7.403
Accumulation unit value at end of period.....................  $   16.095  $   14.593  $ 11.199   $  9.844   $ 10.183  $   9.332
Number of accumulation units outstanding at end of period (in
thousands)...................................................         166         174       180        156        143        129
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.208  $   11.338  $  9.174   $ 25.010   $ 22.230  $       -
Accumulation unit value at end of period.....................  $   16.891  $   16.208  $ 11.338   $  9.174   $ 25.010  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32           7         3          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.018  $   11.244  $  9.130   $  9.741   $  8.649  $       -
Accumulation unit value at end of period.....................  $   16.636  $   16.018  $ 11.244   $  9.130   $  9.741  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2          23        13         21         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.681  $   11.024  $  8.965   $  9.579   $  8.518  $       -
Accumulation unit value at end of period.....................  $   16.261  $   15.681  $ 11.024   $  8.965   $  9.579  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          32        27         30         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.563  $   13.773  $ 13.478   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.255  $   19.563  $ 13.773   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          10         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.424  $   10.871  $  8.862   $  9.493   $  8.463  $       -
Accumulation unit value at end of period.....................  $   15.955  $   15.424  $ 10.871   $  8.862   $  9.493  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           9         4          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.269  $   13.594  $ 11.093   $ 11.895   $ 10.614  $       -
Accumulation unit value at end of period.....................  $   19.911  $   19.269  $ 13.594   $ 11.093   $ 11.895  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           1         4          0          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.121  $   10.689  $  8.740   $  9.391   $  8.397  $       -
Accumulation unit value at end of period.....................  $   15.594  $   15.121  $ 10.689   $  8.740   $  9.391  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          29        21         20         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.695  $   13.241  $ 10.849   $ 11.680   $ 10.464  $   8.057
Accumulation unit value at end of period.....................  $   19.241  $   18.695  $ 13.241   $ 10.849   $ 11.680  $  10.464
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          29        26         24         19         19


                                  APP I-36

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.400  $   10.193  $  9.094   $  8.525   $  7.547  $       -
Accumulation unit value at end of period.....................  $   14.851  $   13.400  $ 10.193   $  9.094   $  8.525  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          22        21         19         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.437  $   11.021  $  9.867   $  9.282   $  8.245  $       -
Accumulation unit value at end of period.....................  $   15.944  $   14.437  $ 11.021   $  9.867   $  9.282  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          53          51         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.965  $    9.911  $  8.887   $  8.373   $  7.449  $       -
Accumulation unit value at end of period.....................  $   14.297  $   12.965  $  9.911   $  8.887   $  8.373  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          18        60         42         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.738  $   12.049  $ 11.980   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.328  $   15.738  $ 12.049   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          16        21          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.752  $    9.773  $  8.785   $  8.297   $  7.401  $       -
Accumulation unit value at end of period.....................  $   14.027  $   12.752  $  9.773   $  8.785   $  8.297  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          18        14         47         36          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.501  $   11.892  $ 10.700   $ 10.116   $  9.032  $       -
Accumulation unit value at end of period.....................  $   17.034  $   15.501  $ 11.892   $ 10.700   $ 10.116  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          31        32         38         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.502  $    9.610  $  8.664   $  8.208   $  7.343  $   5.861
Accumulation unit value at end of period.....................  $   13.711  $   12.502  $  9.610   $  8.664   $  8.208  $   7.343
Number of accumulation units outstanding at end of period (in
thousands)...................................................          65          53        36         30         25         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.039  $   11.584  $ 10.465   $  9.933   $  8.904  $   7.117
Accumulation unit value at end of period.....................  $   16.460  $   15.039  $ 11.584   $ 10.465   $  9.933  $   8.904
Number of accumulation units outstanding at end of period (in
thousands)...................................................          74          88        97         85         96         93
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   19.092  $   14.519  $ 12.658   $ 12.590   $ 11.347  $       -
Accumulation unit value at end of period.....................  $   20.525  $   19.092  $ 14.519   $ 12.658   $ 12.590  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         0          0          -          -


                                  APP I-37

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.837  $   14.375  $ 12.576   $ 12.553   $ 11.340  $       -
Accumulation unit value at end of period.....................  $   20.180  $   18.837  $ 14.375   $ 12.576   $ 12.553  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.728  $   14.314  $ 12.541   $ 12.537   $ 11.337  $       -
Accumulation unit value at end of period.....................  $   20.033  $   18.728  $ 14.314   $ 12.541   $ 12.537  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.621  $   14.253  $ 14.303   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.888  $   18.621  $ 14.253   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   18.549  $   14.213  $ 12.484   $ 12.511   $ 11.332  $       -
Accumulation unit value at end of period.....................  $   19.792  $   18.549  $ 14.213   $ 12.484   $ 12.511  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.478  $   14.172  $ 12.461   $ 12.500   $ 11.330  $       -
Accumulation unit value at end of period.....................  $   19.697  $   18.478  $ 14.172   $ 12.461   $ 12.500  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   18.337  $   14.092  $ 12.415   $ 12.479   $ 11.325  $       -
Accumulation unit value at end of period.....................  $   19.507  $   18.337  $ 14.092   $ 12.415   $ 12.479  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         4          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.196  $   14.012  $ 12.369   $ 12.458   $ 11.321  $       -
Accumulation unit value at end of period.....................  $   19.319  $   18.196  $ 14.012   $ 12.369   $ 12.458  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         4          3          0          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.677  $   12.395  $ 11.939   $ 10.850   $  9.850  $       -
Accumulation unit value at end of period.....................  $   14.423  $   15.677  $ 12.395   $ 11.939   $ 10.850  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.467  $   12.272  $ 11.862   $ 11.752   $ 10.688  $       -
Accumulation unit value at end of period.....................  $   14.181  $   15.467  $ 12.272   $ 11.862   $ 11.752  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-38

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.378  $   12.220  $ 11.829   $ 11.737   $ 10.685  $       -
Accumulation unit value at end of period.....................  $   14.078  $   15.378  $ 12.220   $ 11.829   $ 11.737  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.290  $   12.168  $ 11.972   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.976  $   15.290  $ 12.168   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.231  $   12.133  $ 11.775   $ 11.712   $ 10.680  $       -
Accumulation unit value at end of period.....................  $   13.908  $   15.231  $ 12.133   $ 11.775   $ 11.712  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.173  $   12.099  $ 11.753   $ 11.702   $ 10.678  $       -
Accumulation unit value at end of period.....................  $   13.841  $   15.173  $ 12.099   $ 11.753   $ 11.702  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.056  $   12.030  $ 11.710   $ 11.683   $ 10.674  $       -
Accumulation unit value at end of period.....................  $   13.708  $   15.056  $ 12.030   $ 11.710   $ 11.683  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         2          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.941  $   11.962  $ 11.667   $ 11.663   $ 10.670  $       -
Accumulation unit value at end of period.....................  $   13.575  $   14.941  $ 11.962   $ 11.667   $ 11.663  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.295  $   13.669  $ 12.002   $ 12.510   $ 11.910  $       -
Accumulation unit value at end of period.....................  $   19.993  $   18.295  $ 13.669   $ 12.002   $ 12.510  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          30        19         31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.051  $   13.533  $ 11.924   $ 11.436   $ 10.802  $       -
Accumulation unit value at end of period.....................  $   19.657  $   18.051  $ 13.533   $ 11.924   $ 11.436  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.947  $   13.475  $ 11.891   $ 11.422   $ 10.799  $       -
Accumulation unit value at end of period.....................  $   19.515  $   17.947  $ 13.475   $ 11.891   $ 11.422  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -


                                  APP I-39

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.844  $   13.418  $ 13.306   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.374  $   17.844  $ 13.418   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.775  $   13.380  $ 11.836   $ 11.398   $ 10.794  $       -
Accumulation unit value at end of period.....................  $   19.280  $   17.775  $ 13.380   $ 11.836   $ 11.398  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         7          7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.707  $   13.342  $ 11.815   $ 11.388   $ 10.792  $       -
Accumulation unit value at end of period.....................  $   19.187  $   17.707  $ 13.342   $ 11.815   $ 11.388  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.571  $   13.266  $ 11.771   $ 11.369   $ 10.788  $       -
Accumulation unit value at end of period.....................  $   19.002  $   17.571  $ 13.266   $ 11.771   $ 11.369  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          33        14          6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.437  $   13.191  $ 11.728   $ 11.350   $ 10.784  $       -
Accumulation unit value at end of period.....................  $   18.819  $   17.437  $ 13.191   $ 11.728   $ 11.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           3         5          4          -          -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   26.334  $   19.682  $ 17.276   $ 22.990   $ 19.270  $       -
Accumulation unit value at end of period.....................  $   28.533  $   26.334  $ 19.682   $ 17.276   $ 22.990  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   25.893  $   19.420  $ 17.106   $ 18.892   $ 15.890  $       -
Accumulation unit value at end of period.....................  $   27.958  $   25.893  $ 19.420   $ 17.106   $ 18.892  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   25.707  $   19.309  $ 17.034   $ 18.840   $ 15.871  $       -
Accumulation unit value at end of period.....................  $   27.714  $   25.707  $ 19.309   $ 17.034   $ 18.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   25.521  $   19.199  $ 19.210   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   27.473  $   25.521  $ 19.199   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          12        13          -          -          -


                                  APP I-40

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   25.399  $   19.125  $ 16.914   $ 18.754   $ 15.838  $       -
Accumulation unit value at end of period.....................  $   27.314  $   25.399  $ 19.125   $ 16.914   $ 18.754  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   25.277  $   19.052  $ 16.866   $ 18.720   $ 15.825  $       -
Accumulation unit value at end of period.....................  $   27.155  $   25.277  $ 19.052   $ 16.866   $ 18.720  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   25.034  $   18.907  $ 16.771   $ 18.652   $ 15.799  $  12.178
Accumulation unit value at end of period.....................  $   26.841  $   25.034  $ 18.907   $ 16.771   $ 18.652  $  15.799
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   24.794  $   18.763  $ 16.677   $ 18.584   $ 15.773  $  12.174
Accumulation unit value at end of period.....................  $   26.530  $   24.794  $ 18.763   $ 16.677   $ 18.584  $  15.773
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         1          2          0          -
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   26.284  $   21.138  $ 18.886   $ 17.520   $ 15.820  $       -
Accumulation unit value at end of period.....................  $   28.665  $   26.284  $ 21.138   $ 18.886   $ 17.520  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          48        21         15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   25.844  $   20.857  $ 18.701   $ 17.771   $ 15.794  $       -
Accumulation unit value at end of period.....................  $   28.087  $   25.844  $ 20.857   $ 18.701   $ 17.771  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37          36        31          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   25.658  $   20.738  $ 18.622   $ 17.723   $ 15.774  $  12.465
Accumulation unit value at end of period.....................  $   27.843  $   25.658  $ 20.738   $ 18.622   $ 17.723  $  15.774
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          16        21         21         16          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   25.473  $   20.619  $ 20.463   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   27.601  $   25.473  $ 20.619   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          29        27          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   25.351  $   20.540  $ 18.491   $ 17.642   $ 15.742  $       -
Accumulation unit value at end of period.....................  $   27.441  $   25.351  $ 20.540   $ 18.491   $ 17.642  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         6          7          5          -


                                  APP I-41

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   25.229  $   20.462  $ 18.439   $ 17.610   $ 15.729  $       -
Accumulation unit value at end of period.....................  $   27.281  $   25.229  $ 20.462   $ 18.439   $ 17.610  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           2         1         15          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   24.987  $   20.306  $ 18.335   $ 17.546   $ 15.703  $  12.454
Accumulation unit value at end of period.....................  $   26.966  $   24.987  $ 20.306   $ 18.335   $ 17.546  $  15.703
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           7         6          7          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   24.747  $   20.152  $ 18.232   $ 17.482   $ 15.677  $  12.451
Accumulation unit value at end of period.....................  $   26.654  $   24.747  $ 20.152   $ 18.232   $ 17.482  $  15.677
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          31        22         12          5          0
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   27.319  $   22.078  $ 20.753   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   27.525  $   27.319  $ 22.078   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   26.861  $   21.785  $ 20.547   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.970  $   26.861  $ 21.785   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   26.668  $   21.660  $ 20.459   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.736  $   26.668  $ 21.660   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   26.476  $   21.536  $ 20.371   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.503  $   26.476  $ 21.536   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   26.348  $   21.454  $ 20.313   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.349  $   26.348  $ 21.454   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   26.222  $   21.372  $ 20.255   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.196  $   26.222  $ 21.372   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         0          -          -          -


                                  APP I-42

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   25.970  $   21.209  $ 20.140   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   25.893  $   25.970  $ 21.209   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   25.721  $   21.048  $ 20.025   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   25.593  $   25.721  $ 21.048   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         2          -          -          -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.014  $   12.247  $ 11.132   $ 19.420   $ 17.890  $       -
Accumulation unit value at end of period.....................  $   14.277  $   14.014  $ 12.247   $ 11.132   $ 19.420  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         154         149       144          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.541  $   10.998  $ 10.032   $ 10.455   $  9.551  $       -
Accumulation unit value at end of period.....................  $   12.732  $   12.541  $ 10.998   $ 10.032   $ 10.455  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          73         312       270        341        226          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.615  $   12.836  $ 11.726   $ 12.238   $ 11.197  $   9.174
Accumulation unit value at end of period.....................  $   14.814  $   14.615  $ 12.836   $ 11.726   $ 12.238  $  11.197
Number of accumulation units outstanding at end of period (in
thousands)...................................................         137         140       211        156        188         99
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.356  $   14.386  $ 14.171   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.554  $   16.356  $ 14.386   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          13         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.337  $   11.743  $ 10.754   $ 11.252   $ 10.320  $       -
Accumulation unit value at end of period.....................  $   13.485  $   13.337  $ 11.743   $ 10.754   $ 11.252  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          68          65        57         60         25          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.111  $   14.199  $ 13.017   $ 13.633   $ 12.517  $       -
Accumulation unit value at end of period.....................  $   16.274  $   16.111  $ 14.199   $ 13.017   $ 13.633  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37          30        36         35         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.075  $   11.547  $ 10.606   $ 11.131   $ 10.240  $   8.420
Accumulation unit value at end of period.....................  $   13.181  $   13.075  $ 11.547   $ 10.606   $ 11.131  $  10.240
Number of accumulation units outstanding at end of period (in
thousands)...................................................         139         131       100         77         59          5


                                  APP I-43

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.631  $   13.832  $ 12.731   $ 13.388   $ 12.340  $  10.161
Accumulation unit value at end of period.....................  $   15.726  $   15.631  $ 13.832   $ 12.731   $ 13.388  $  12.340
Number of accumulation units outstanding at end of period (in
thousands)...................................................         125         117       128         98         62         43
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.511  $   11.881  $ 10.067   $ 33.500   $ 30.510  $       -
Accumulation unit value at end of period.....................  $   12.853  $   14.511  $ 11.881   $ 10.067   $ 33.500  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37          45        86         81          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.317  $   11.764  $ 10.002   $ 11.728   $ 10.616  $       -
Accumulation unit value at end of period.....................  $   12.636  $   14.317  $ 11.764   $ 10.002   $ 11.728  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.235  $   11.714  $  9.974   $ 11.713   $ 10.614  $       -
Accumulation unit value at end of period.....................  $   12.545  $   14.235  $ 11.714   $  9.974   $ 11.713  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.153  $   11.664  $ 11.324   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.454  $   14.153  $ 11.664   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.099  $   11.630  $  9.928   $ 11.688   $ 10.609  $       -
Accumulation unit value at end of period.....................  $   12.394  $   14.099  $ 11.630   $  9.928   $ 11.688  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.045  $   11.597  $  9.910   $ 11.678   $ 10.607  $       -
Accumulation unit value at end of period.....................  $   12.334  $   14.045  $ 11.597   $  9.910   $ 11.678  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.937  $   11.531  $  9.873   $ 11.659   $ 10.603  $       -
Accumulation unit value at end of period.....................  $   12.215  $   13.937  $ 11.531   $  9.873   $ 11.659  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2          15         4          4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.830  $   11.466  $  9.837   $ 11.639   $ 10.599  $       -
Accumulation unit value at end of period.....................  $   12.097  $   13.830  $ 11.466   $  9.837   $ 11.639  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           6        12          4          2          -


                                  APP I-44

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.057  $   11.296  $  9.979   $ 16.640   $ 13.240  $       -
Accumulation unit value at end of period.....................  $   16.021  $   15.057  $ 11.296   $  9.979   $ 16.640  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.613  $   12.508  $ 11.088   $ 11.193   $  8.937  $       -
Accumulation unit value at end of period.....................  $   17.616  $   16.613  $ 12.508   $ 11.088   $ 11.193  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          16         2          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.567  $   10.984  $  9.751   $  9.859   $  7.884  $       -
Accumulation unit value at end of period.....................  $   15.423  $   14.567  $ 10.984   $  9.751   $  9.859  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17           8        37         35         39          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.374  $   13.875  $ 13.562   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.424  $   18.374  $ 13.875   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         7          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.329  $   10.831  $  9.640   $  9.770   $  7.832  $       -
Accumulation unit value at end of period.....................  $   15.132  $   14.329  $ 10.831   $  9.640   $  9.770  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          13        20         12         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.099  $   13.694  $ 12.200   $ 12.378   $  9.933  $       -
Accumulation unit value at end of period.....................  $   19.095  $   18.099  $ 13.694   $ 12.200   $ 12.378  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         5          3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.047  $   10.650  $  9.507   $  9.665   $  7.771  $       -
Accumulation unit value at end of period.....................  $   14.791  $   14.047  $ 10.650   $  9.507   $  9.665  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          15        15         12          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.560  $   13.340  $ 11.932   $ 12.155   $  9.793  $   7.560
Accumulation unit value at end of period.....................  $   18.453  $   17.560  $ 13.340   $ 11.932   $ 12.155  $   9.793
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          22        14         20         14         17
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.971  $   11.027  $ 10.073   $ 10.164   $  8.334  $       -
Accumulation unit value at end of period.....................  $   16.261  $   15.971  $ 11.027   $ 10.073   $ 10.164  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-45

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.623  $   10.825  $  9.923   $ 10.047   $  8.267  $       -
Accumulation unit value at end of period.....................  $   15.851  $   15.623  $ 10.825   $  9.923   $ 10.047  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17           9        13         12         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.792  $   10.958  $ 10.060   $ 10.201   $  8.407  $       -
Accumulation unit value at end of period.....................  $   15.998  $   15.792  $ 10.958   $ 10.060   $ 10.201  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           8         9          8          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.522  $   12.872  $ 12.658   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.736  $   18.522  $ 12.872   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.199  $   10.573  $  9.731   $  9.892   $  8.172  $       -
Accumulation unit value at end of period.....................  $   15.358  $   15.199  $ 10.573   $  9.731   $  9.892  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9         7         11         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.245  $   12.704  $ 11.704   $ 11.910   $  9.849  $       -
Accumulation unit value at end of period.....................  $   18.418  $   18.245  $ 12.704   $ 11.704   $ 11.910  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           1         2          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.900  $   10.396  $  9.597   $  9.786   $  8.109  $       -
Accumulation unit value at end of period.....................  $   15.012  $   14.900  $ 10.396   $  9.597   $  9.786  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           8         5          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.702  $   12.376  $ 11.447   $ 11.695   $  9.710  $   7.563
Accumulation unit value at end of period.....................  $   17.798  $   17.702  $ 12.376   $ 11.447   $ 11.695  $   9.710
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         8         10          9          6
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.047  $   10.914  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.130  $   13.047  $ 10.914   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.957  $   10.877  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.995  $   12.957  $ 10.877   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-46

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.919  $   10.861  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.937  $   12.919  $ 10.861   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.881  $   10.846  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.880  $   12.881  $ 10.846   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.856  $   10.835  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.841  $   12.856  $ 10.835   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.830  $   10.825  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.803  $   12.830  $ 10.825   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.780  $   10.804  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.728  $   12.780  $ 10.804   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.730  $   10.783  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.652  $   12.730  $ 10.783   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.017  $   13.365  $ 12.413   $ 15.530   $ 15.140  $       -
Accumulation unit value at end of period.....................  $   13.811  $   13.017  $ 13.365   $ 12.413   $ 15.530  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          13         8          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.684  $   13.069  $ 12.181   $ 11.575   $ 10.941  $       -
Accumulation unit value at end of period.....................  $   13.411  $   12.684  $ 13.069   $ 12.181   $ 11.575  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          17         4          8          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.708  $   13.114  $ 12.241   $ 11.650   $ 11.028  $  10.079
Accumulation unit value at end of period.....................  $   13.417  $   12.708  $ 13.114   $ 12.241   $ 11.650  $  11.028
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          28        45         42         14          9


                                  APP I-47

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.070  $   13.507  $ 13.514   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.777  $   13.070  $ 13.507   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          29        30          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.387  $   12.815  $ 11.992   $ 11.441   $ 10.858  $   9.940
Accumulation unit value at end of period.....................  $   13.045  $   12.387  $ 12.815   $ 11.992   $ 11.441  $  10.858
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          15        22         20         26         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.874  $   13.331  $ 12.487   $ 11.926   $ 11.329  $       -
Accumulation unit value at end of period.....................  $   13.544  $   12.874  $ 13.331   $ 12.487   $ 11.926  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         4         19         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.144  $   12.601  $ 11.827   $ 11.318   $ 10.773  $       -
Accumulation unit value at end of period.....................  $   12.751  $   12.144  $ 12.601   $ 11.827   $ 11.318  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          28        28         17         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.491  $   12.987  $ 12.213   $ 11.711   $ 11.170  $  10.260
Accumulation unit value at end of period.....................  $   13.089  $   12.491  $ 12.987   $ 12.213   $ 11.711  $  11.170
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          33        37         44         37         23
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.857  $   19.059  $ 16.498   $ 16.875   $ 14.395  $       -
Accumulation unit value at end of period.....................  $   27.601  $   24.857  $ 19.059   $ 16.498   $ 16.875  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          42          39        35          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.608  $   15.087  $ 13.106   $ 13.452   $ 11.516  $       -
Accumulation unit value at end of period.....................  $   21.697  $   19.608  $ 15.087   $ 13.106   $ 13.452  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          35         8         15          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.641  $   15.135  $ 13.167   $ 13.536   $ 11.604  $   9.188
Accumulation unit value at end of period.....................  $   21.701  $   19.641  $ 15.135   $ 13.167   $ 13.536  $  11.604
Number of accumulation units outstanding at end of period (in
thousands)...................................................          46          44        91         78         33         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.366  $   14.945  $ 14.839   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.365  $   19.366  $ 14.945   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           9         8          -          -          -


                                  APP I-48

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.877  $   11.492  $ 10.023   $ 10.329   $  8.878  $   7.041
Accumulation unit value at end of period.....................  $   16.396  $   14.877  $ 11.492   $ 10.023   $ 10.329  $   8.878
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          37        42         26         41         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.489  $   14.297  $ 12.482   $ 12.876   $ 11.078  $       -
Accumulation unit value at end of period.....................  $   20.357  $   18.489  $ 14.297   $ 12.482   $ 12.876  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          18        16         46         40          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.585  $   11.300  $  9.886   $ 10.218   $  8.808  $   7.000
Accumulation unit value at end of period.....................  $   16.026  $   14.585  $ 11.300   $  9.886   $ 10.218  $   8.808
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37          31        37         23         13          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.248  $   12.615  $ 11.057   $ 11.452   $  9.892  $   7.871
Accumulation unit value at end of period.....................  $   17.818  $   16.248  $ 12.615   $ 11.057   $ 11.452  $   9.892
Number of accumulation units outstanding at end of period (in
thousands)...................................................          65          55        50         66         48         26
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.196  $   12.287  $ 11.312   $ 15.910   $ 15.450  $       -
Accumulation unit value at end of period.....................  $   12.791  $   12.196  $ 12.287   $ 11.312   $ 15.910  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.956  $   12.088  $ 11.167   $ 10.919   $ 10.294  $       -
Accumulation unit value at end of period.....................  $   12.495  $   11.956  $ 12.088   $ 11.167   $ 10.919  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.855  $   12.004  $ 11.106   $ 10.875   $ 10.268  $       -
Accumulation unit value at end of period.....................  $   12.371  $   11.855  $ 12.004   $ 11.106   $ 10.875  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          13         6         18         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.755  $   11.920  $ 11.906   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.248  $   11.755  $ 11.920   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.688  $   11.865  $ 11.005   $ 10.803   $ 10.225  $   8.963
Accumulation unit value at end of period.....................  $   12.167  $   11.688  $ 11.865   $ 11.005   $ 10.803  $  10.225
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          15        20         29         27         11


                                  APP I-49

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.622  $   11.809  $ 10.964   $ 10.774   $ 10.208  $       -
Accumulation unit value at end of period.....................  $   12.086  $   11.622  $ 11.809   $ 10.964   $ 10.774  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.491  $   11.700  $ 10.884   $ 10.717   $ 10.174  $       -
Accumulation unit value at end of period.....................  $   11.926  $   11.491  $ 11.700   $ 10.884   $ 10.717  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          28        16         16          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.361  $   11.591  $ 10.805   $ 10.660   $ 10.140  $   8.918
Accumulation unit value at end of period.....................  $   11.768  $   11.361  $ 11.591   $ 10.805   $ 10.660  $  10.140
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          19        35         37         42         32
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.599  $   11.292  $  9.779   $ 10.349   $      -  $       -
Accumulation unit value at end of period.....................  $   16.166  $   14.599  $ 11.292   $  9.779   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.452  $   11.218  $  9.748   $ 10.341   $      -  $       -
Accumulation unit value at end of period.....................  $   15.947  $   14.452  $ 11.218   $  9.748   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.390  $   11.186  $  9.735   $ 10.338   $      -  $       -
Accumulation unit value at end of period.....................  $   15.855  $   14.390  $ 11.186   $  9.735   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.327  $   11.154  $ 11.126   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.762  $   14.327  $ 11.154   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.286  $   11.133  $  9.714   $ 10.332   $      -  $       -
Accumulation unit value at end of period.....................  $   15.701  $   14.286  $ 11.133   $  9.714   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           7         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.245  $   11.112  $  9.705   $ 10.330   $      -  $       -
Accumulation unit value at end of period.....................  $   15.640  $   14.245  $ 11.112   $  9.705   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-50

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.163  $   11.071  $  9.688   $ 10.325   $      -  $       -
Accumulation unit value at end of period.....................  $   15.519  $   14.163  $ 11.071   $  9.688   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.081  $   11.029  $  9.671   $ 10.321   $      -  $       -
Accumulation unit value at end of period.....................  $   15.399  $   14.081  $ 11.029   $  9.671   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          0          -          -
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   31.543  $   22.993  $ 19.450   $ 21.300   $ 17.450  $       -
Accumulation unit value at end of period.....................  $   34.007  $   31.543  $ 22.993   $ 19.450   $ 21.300  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   31.015  $   22.688  $ 19.259   $ 20.061   $ 16.493  $       -
Accumulation unit value at end of period.....................  $   33.321  $   31.015  $ 22.688   $ 19.259   $ 20.061  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   30.791  $   22.558  $ 19.178   $ 20.006   $ 16.472  $  13.089
Accumulation unit value at end of period.....................  $   33.032  $   30.791  $ 22.558   $ 19.178   $ 20.006  $  16.472
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           7         5          2          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   30.570  $   22.429  $ 21.971   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   32.744  $   30.570  $ 22.429   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   30.423  $   22.344  $ 19.043   $ 19.915   $ 16.439  $  13.084
Accumulation unit value at end of period.....................  $   32.554  $   30.423  $ 22.344   $ 19.043   $ 19.915  $  16.439
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         3          3          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   30.276  $   22.258  $ 18.989   $ 19.879   $ 16.425  $       -
Accumulation unit value at end of period.....................  $   32.365  $   30.276  $ 22.258   $ 18.989   $ 19.879  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   29.986  $   22.089  $ 18.882   $ 19.807   $ 16.398  $       -
Accumulation unit value at end of period.....................  $   31.991  $   29.986  $ 22.089   $ 18.882   $ 19.807  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          0          -


                                  APP I-51

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   29.698  $   21.921  $ 18.776   $ 19.735   $ 16.371  $  13.073
Accumulation unit value at end of period.....................  $   31.621  $   29.698  $ 21.921   $ 18.776   $ 19.735  $  16.371
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          1          0
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.886  $   13.019  $ 10.958   $ 17.240   $ 13.760  $       -
Accumulation unit value at end of period.....................  $   19.505  $   18.886  $ 13.019   $ 10.958   $ 17.240  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.452  $   12.764  $ 10.781   $ 10.757   $  8.615  $       -
Accumulation unit value at end of period.....................  $   18.990  $   18.452  $ 12.764   $ 10.781   $ 10.757  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.269  $   12.656  $ 10.706   $ 10.698   $  8.581  $   6.514
Accumulation unit value at end of period.....................  $   18.773  $   18.269  $ 12.656   $ 10.706   $ 10.698  $   8.581
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          16         7          7          5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.088  $   12.550  $ 12.312   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.559  $   18.088  $ 12.550   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.969  $   12.479  $ 10.583   $ 10.601   $  8.525  $       -
Accumulation unit value at end of period.....................  $   18.418  $   17.969  $ 12.479   $ 10.583   $ 10.601  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         8          8          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.850  $   12.409  $ 10.534   $ 10.563   $  8.502  $       -
Accumulation unit value at end of period.....................  $   18.278  $   17.850  $ 12.409   $ 10.534   $ 10.563  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.614  $   12.270  $ 10.437   $ 10.486   $  8.457  $       -
Accumulation unit value at end of period.....................  $   18.001  $   17.614  $ 12.270   $ 10.437   $ 10.486  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         1          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.382  $   12.132  $ 10.340   $ 10.410   $  8.413  $   6.418
Accumulation unit value at end of period.....................  $   17.728  $   17.382  $ 12.132   $ 10.340   $ 10.410  $   8.413
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         4          3          2          6


                                  APP I-52

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   33.136  $   25.387  $ 21.584   $ 22.698   $ 18.071  $       -
Accumulation unit value at end of period.....................  $   33.317  $   33.136  $ 25.387   $ 21.584   $ 22.698  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          38          36        36         10         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   32.582  $   25.050  $ 21.372   $ 22.554   $ 18.019  $       -
Accumulation unit value at end of period.....................  $   32.645  $   32.582  $ 25.050   $ 21.372   $ 22.554  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         23         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   32.347  $   24.906  $ 21.282   $ 22.493   $ 17.997  $       -
Accumulation unit value at end of period.....................  $   32.361  $   32.347  $ 24.906   $ 21.282   $ 22.493  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          16        15          6          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   32.114  $   24.764  $ 24.138   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   32.080  $   32.114  $ 24.764   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         7          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   31.960  $   24.670  $ 21.132   $ 22.390   $ 17.960  $  13.534
Accumulation unit value at end of period.....................  $   31.894  $   31.960  $ 24.670   $ 21.132   $ 22.390  $  17.960
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2         4          3          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   31.806  $   24.575  $ 21.073   $ 22.350   $ 17.945  $       -
Accumulation unit value at end of period.....................  $   31.708  $   31.806  $ 24.575   $ 21.073   $ 22.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   31.501  $   24.388  $ 20.954   $ 22.268   $ 17.915  $  13.527
Accumulation unit value at end of period.....................  $   31.341  $   31.501  $ 24.388   $ 20.954   $ 22.268  $  17.915
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         3          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   31.198  $   24.203  $ 20.836   $ 22.188   $ 17.886  $  13.523
Accumulation unit value at end of period.....................  $   30.979  $   31.198  $ 24.203   $ 20.836   $ 22.188  $  17.886
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          12         9          5          1          1
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   31.518  $   23.276  $ 19.671   $ 19.907   $ 17.175  $       -
Accumulation unit value at end of period.....................  $   35.507  $   31.518  $ 23.276   $ 19.671   $ 19.907  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         1          3          -          -


                                  APP I-53

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   30.991  $   22.966  $ 19.477   $ 19.780   $ 17.125  $       -
Accumulation unit value at end of period.....................  $   34.791  $   30.991  $ 22.966   $ 19.477   $ 19.780  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   30.767  $   22.835  $ 19.395   $ 19.726   $ 17.104  $       -
Accumulation unit value at end of period.....................  $   34.488  $   30.767  $ 22.835   $ 19.395   $ 19.726  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          10         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   30.546  $   22.705  $ 22.473   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   34.188  $   30.546  $ 22.705   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           3         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   30.399  $   22.618  $ 19.259   $ 19.637   $ 17.069  $  13.046
Accumulation unit value at end of period.....................  $   33.990  $   30.399  $ 22.618   $ 19.259   $ 19.637  $  17.069
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           5        16         17          7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   30.253  $   22.532  $ 19.204   $ 19.601   $ 17.055  $       -
Accumulation unit value at end of period.....................  $   33.793  $   30.253  $ 22.532   $ 19.204   $ 19.601  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   29.962  $   22.360  $ 19.096   $ 19.530   $ 17.027  $       -
Accumulation unit value at end of period.....................  $   33.402  $   29.962  $ 22.360   $ 19.096   $ 19.530  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   29.675  $   22.190  $ 18.989   $ 19.459   $ 16.999  $       -
Accumulation unit value at end of period.....................  $   33.015  $   29.675  $ 22.190   $ 18.989   $ 19.459  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         2          0          0          -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.466  $    9.506  $  8.282   $ 10.090   $  8.790  $       -
Accumulation unit value at end of period.....................  $   13.938  $   12.466  $  9.506   $  8.282   $ 10.090  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.179  $    9.320  $  8.148   $  8.653   $  7.483  $       -
Accumulation unit value at end of period.....................  $   13.570  $   12.179  $  9.320   $  8.148   $  8.653  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-54

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.058  $    9.241  $  8.091   $  8.606   $  7.453  $       -
Accumulation unit value at end of period.....................  $   13.415  $   12.058  $  9.241   $  8.091   $  8.606  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.939  $    9.163  $  9.032   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.262  $   11.939  $  9.163   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.457  $    8.802  $  7.726   $  8.238   $  7.153  $       -
Accumulation unit value at end of period.....................  $   12.715  $   11.457  $  8.802   $  7.726   $  8.238  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           9        14          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.781  $    9.060  $  7.961   $  8.497   $  7.384  $       -
Accumulation unit value at end of period.....................  $   13.061  $   11.781  $  9.060   $  7.961   $  8.497  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.232  $    8.655  $  7.620   $  8.149   $  7.097  $       -
Accumulation unit value at end of period.....................  $   12.428  $   11.232  $  8.655   $  7.620   $  8.149  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0         11          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.472  $    8.858  $  7.814   $  8.374   $  7.307  $   5.665
Accumulation unit value at end of period.....................  $   12.668  $   11.472  $  8.858   $  7.814   $  8.374  $   7.307
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          1          1          7
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   28.021  $   19.723  $ 17.644   $ 20.133   $ 17.215  $       -
Accumulation unit value at end of period.....................  $   30.481  $   28.021  $ 19.723   $ 17.644   $ 20.133  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   27.552  $   19.461  $ 17.471   $ 20.005   $ 17.165  $       -
Accumulation unit value at end of period.....................  $   29.866  $   27.552  $ 19.461   $ 17.471   $ 20.005  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   27.354  $   19.350  $ 17.397   $ 19.951   $ 17.144  $       -
Accumulation unit value at end of period.....................  $   29.607  $   27.354  $ 19.350   $ 17.397   $ 19.951  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-55

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   27.157  $   19.239  $ 19.028   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   29.349  $   27.157  $ 19.239   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   27.026  $   19.166  $ 17.275   $ 19.860   $ 17.109  $       -
Accumulation unit value at end of period.....................  $   29.179  $   27.026  $ 19.166   $ 17.275   $ 19.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   26.896  $   19.093  $ 17.226   $ 19.824   $ 17.095  $       -
Accumulation unit value at end of period.....................  $   29.009  $   26.896  $ 19.093   $ 17.226   $ 19.824  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   26.638  $   18.947  $ 17.129   $ 19.752   $ 17.067  $       -
Accumulation unit value at end of period.....................  $   28.674  $   26.638  $ 18.947   $ 17.129   $ 19.752  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   26.382  $   18.803  $ 17.033   $ 19.680   $ 17.039  $       -
Accumulation unit value at end of period.....................  $   28.342  $   26.382  $ 18.803   $ 17.033   $ 19.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         4          2          0          -
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.408  $   10.633  $  9.469   $ 20.340   $ 17.030  $       -
Accumulation unit value at end of period.....................  $   15.712  $   14.408  $ 10.633   $  9.469   $ 20.340  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.022  $    9.644  $  8.618   $  8.804   $  7.397  $       -
Accumulation unit value at end of period.....................  $   14.151  $   13.022  $  9.644   $  8.618   $  8.804  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           8         7         11          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.940  $   10.339  $  9.253   $  9.467   $  7.966  $       -
Accumulation unit value at end of period.....................  $   15.126  $   13.940  $ 10.339   $  9.253   $  9.467  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           9        11         11          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.536  $   12.283  $ 12.217   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.916  $   16.536  $ 12.283   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -


                                  APP I-56

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.711  $   10.195  $  9.147   $  9.382   $  7.914  $       -
Accumulation unit value at end of period.....................  $   14.841  $   13.711  $ 10.195   $  9.147   $  9.382  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         3          4          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.289  $   12.123  $ 10.888   $ 11.179   $  9.440  $       -
Accumulation unit value at end of period.....................  $   17.612  $   16.289  $ 12.123   $ 10.888   $ 11.179  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          12        11          7          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.442  $   10.024  $  9.021   $  9.281   $  7.853  $       -
Accumulation unit value at end of period.....................  $   14.506  $   13.442  $ 10.024   $  9.021   $  9.281  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         2          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.804  $   11.809  $ 10.649   $ 10.977   $  9.306  $   7.347
Accumulation unit value at end of period.....................  $   17.020  $   15.804  $ 11.809   $ 10.649   $ 10.977  $   9.306
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          20        24         22         16         20
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.448  $    9.950  $  8.542   $  8.924   $  7.259  $       -
Accumulation unit value at end of period.....................  $   15.060  $   13.448  $  9.950   $  8.542   $  8.924  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.140  $    9.756  $  8.405   $  8.812   $  7.193  $       -
Accumulation unit value at end of period.....................  $   14.665  $   13.140  $  9.756   $  8.405   $  8.812  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.011  $    9.675  $  8.347   $  8.764   $  7.165  $       -
Accumulation unit value at end of period.....................  $   14.498  $   13.011  $  9.675   $  8.347   $  8.764  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          10        20         19          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.882  $    9.593  $  9.359   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.333  $   12.882  $  9.593   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.797  $    9.540  $  8.251   $  8.685   $  7.118  $   5.473
Accumulation unit value at end of period.....................  $   14.225  $   12.797  $  9.540   $  8.251   $  8.685  $   7.118
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19           8        13          7          1          -


                                  APP I-57

                                                                                  YEAR ENDING DECEMBER 31,
                                                              ----------------------------------------------------------------------
SUB-ACCOUNT                                                      2014        2013        2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period..............  $   12.713  $    9.486   $  8.213   $  8.654   $  7.100  $       -
Accumulation unit value at end of period....................  $   14.117  $   12.713   $  9.486   $  8.213   $  8.654  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -          (0)        (0)         0         18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period..............  $   12.546  $    9.381   $  8.138   $  8.592   $  7.063  $   5.441
Accumulation unit value at end of period....................  $   13.904  $   12.546   $  9.381   $  8.138   $  8.592  $   7.063
Number of accumulation units outstanding at end of period
(in thousands)..............................................          34          38         35         23         19          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period..............  $   12.381  $    9.276   $  8.063   $  8.530   $  7.026  $   5.420
Accumulation unit value at end of period....................  $   13.694  $   12.381   $  9.276   $  8.063   $  8.530  $   7.026
Number of accumulation units outstanding at end of period
(in thousands)..............................................          14          22         27         22         34         29
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period..............  $   15.632  $   12.676   $ 11.796   $ 44.710   $ 38.780  $       -
Accumulation unit value at end of period....................  $   19.711  $   15.632   $ 12.676   $ 11.796   $ 44.710  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period..............  $   14.454  $   11.762   $ 10.983   $ 11.585   $ 10.084  $       -
Accumulation unit value at end of period....................  $   18.161  $   14.454   $ 11.762   $ 10.983   $ 11.585  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................          16          17         19          4          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period..............  $   15.124  $   12.326   $ 11.527   $ 12.177   $ 10.615  $       -
Accumulation unit value at end of period....................  $   18.975  $   15.124   $ 12.326   $ 11.527   $ 12.177  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           4           3          2         19         17          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period..............  $   19.624  $   16.017   $ 15.764   $      -   $      -  $       -
Accumulation unit value at end of period....................  $   24.583  $   19.624   $ 16.017   $      -   $      -  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           0          0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period..............  $   14.876  $   12.154   $ 11.395   $ 12.068   $ 10.546  $   8.180
Accumulation unit value at end of period....................  $   18.618  $   14.876   $ 12.154   $ 11.395   $ 12.068  $  10.546
Number of accumulation units outstanding at end of period
(in thousands)..............................................           6           1          2          2          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period..............  $   19.330  $   15.808   $ 14.836   $ 15.727   $ 13.758  $       -
Accumulation unit value at end of period....................  $   24.167  $   19.330   $ 15.808   $ 14.836   $ 15.727  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           0          0          0          0          -


                                  APP I-58

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.585  $   11.951  $ 11.239   $ 11.938   $ 10.464  $       -
Accumulation unit value at end of period.....................  $   18.198  $   14.585  $ 11.951   $ 11.239   $ 11.938  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           5         5          0          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.755  $   15.399  $ 14.510   $ 15.444   $ 13.564  $  10.555
Accumulation unit value at end of period.....................  $   23.354  $   18.755  $ 15.399   $ 14.510   $ 15.444  $  13.564
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2         2          4          2          1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.451  $   12.226  $ 11.348   $ 20.860   $ 18.200  $       -
Accumulation unit value at end of period.....................  $   19.269  $   15.451  $ 12.226   $ 11.348   $ 20.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.096  $   11.987  $ 11.165   $ 12.053   $ 10.484  $       -
Accumulation unit value at end of period.....................  $   18.761  $   15.096  $ 11.987   $ 11.165   $ 12.053  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.947  $   11.886  $ 11.087   $ 11.988   $ 10.443  $       -
Accumulation unit value at end of period.....................  $   18.547  $   14.947  $ 11.886   $ 11.087   $ 11.988  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         2          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.798  $   11.785  $ 11.617   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.335  $   14.798  $ 11.785   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.452  $   11.521  $ 10.774   $ 11.679   $ 10.199  $       -
Accumulation unit value at end of period.....................  $   17.889  $   14.452  $ 11.521   $ 10.774   $ 11.679  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.603  $   11.653  $ 10.909   $ 11.836   $ 10.346  $       -
Accumulation unit value at end of period.....................  $   18.057  $   14.603  $ 11.653   $ 10.909   $ 11.836  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.169  $   11.329  $ 10.627   $ 11.553   $ 10.119  $       -
Accumulation unit value at end of period.....................  $   17.485  $   14.169  $ 11.329   $ 10.627   $ 11.553  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         3          3          3          -


                                  APP I-59

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.220  $   11.393  $ 10.708   $ 11.665   $ 10.238  $   7.753
Accumulation unit value at end of period.....................  $   17.514  $   14.220  $ 11.393   $ 10.708   $ 11.665  $  10.238
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          5          4          3
COLUMBIA SMALL CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.851  $   13.880  $ 12.280   $ 12.672   $ 11.525  $       -
Accumulation unit value at end of period.....................  $   18.768  $   18.851  $ 13.880   $ 12.280   $ 12.672  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         1          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.599  $   13.743  $ 12.201   $ 12.635   $ 11.517  $       -
Accumulation unit value at end of period.....................  $   18.453  $   18.599  $ 13.743   $ 12.201   $ 12.635  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.492  $   13.684  $ 12.167   $ 12.619   $ 11.514  $       -
Accumulation unit value at end of period.....................  $   18.319  $   18.492  $ 13.684   $ 12.167   $ 12.619  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0        15         16         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.386  $   13.626  $ 12.973   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.186  $   18.386  $ 13.626   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   18.315  $   13.587  $ 12.111   $ 12.592   $ 11.509  $       -
Accumulation unit value at end of period.....................  $   18.098  $   18.315  $ 13.587   $ 12.111   $ 12.592  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         5          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.245  $   13.548  $ 12.089   $ 12.581   $ 11.507  $       -
Accumulation unit value at end of period.....................  $   18.011  $   18.245  $ 13.548   $ 12.089   $ 12.581  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   18.105  $   13.472  $ 12.044   $ 12.560   $ 11.502  $       -
Accumulation unit value at end of period.....................  $   17.837  $   18.105  $ 13.472   $ 12.044   $ 12.560  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.966  $   13.395  $ 12.000   $ 12.539   $ 11.498  $       -
Accumulation unit value at end of period.....................  $   17.665  $   17.966  $ 13.395   $ 12.000   $ 12.539  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         1          0          0          -


                                  APP I-60

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   31.703  $   23.684  $ 21.316   $ 44.770   $ 36.090  $       -
Accumulation unit value at end of period.....................  $   32.605  $   31.703  $ 23.684   $ 21.316   $ 44.770  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   31.173  $   23.369  $ 21.106   $ 22.589   $ 18.031  $       -
Accumulation unit value at end of period.....................  $   31.948  $   31.173  $ 23.369   $ 21.106   $ 22.589  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   30.948  $   23.235  $ 21.017   $ 22.528   $ 18.008  $       -
Accumulation unit value at end of period.....................  $   31.670  $   30.948  $ 23.235   $ 21.017   $ 22.528  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   30.725  $   23.103  $ 22.320   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   31.394  $   30.725  $ 23.103   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   30.578  $   23.014  $ 20.869   $ 22.425   $ 17.971  $  14.265
Accumulation unit value at end of period.....................  $   31.212  $   30.578  $ 23.014   $ 20.869   $ 22.425  $  17.971
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         2          2          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   30.430  $   22.927  $ 20.810   $ 22.384   $ 17.957  $       -
Accumulation unit value at end of period.....................  $   31.031  $   30.430  $ 22.927   $ 20.810   $ 22.384  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   30.138  $   22.752  $ 20.693   $ 22.303   $ 17.927  $       -
Accumulation unit value at end of period.....................  $   30.672  $   30.138  $ 22.752   $ 20.693   $ 22.303  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   29.849  $   22.579  $ 20.577   $ 22.222   $ 17.898  $  14.254
Accumulation unit value at end of period.....................  $   30.317  $   29.849  $ 22.579   $ 20.577   $ 22.222  $  17.898
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          1          0
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.708  $   10.146  $  8.587   $  7.840   $  6.430  $       -
Accumulation unit value at end of period.....................  $   14.633  $   13.708  $ 10.146   $  8.587   $  7.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-61

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.393  $    9.947  $  8.449   $  9.258   $  7.576  $       -
Accumulation unit value at end of period.....................  $   14.246  $   13.393  $  9.947   $  8.449   $  9.258  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.260  $    9.864  $  8.390   $  9.207   $  7.546  $       -
Accumulation unit value at end of period.....................  $   14.084  $   13.260  $  9.864   $  8.390   $  9.207  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          14        10          5          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.128  $    9.780  $  9.471   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.923  $   13.128  $  9.780   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.764  $    9.518  $  8.117   $  8.930   $  7.337  $   5.510
Accumulation unit value at end of period.....................  $   13.523  $   12.764  $  9.518   $  8.117   $  8.930  $   7.337
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         3         12         10          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.955  $    9.670  $  8.255   $  9.091   $  7.477  $       -
Accumulation unit value at end of period.....................  $   13.712  $   12.955  $  9.670   $  8.255   $  9.091  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.513  $    9.359  $  8.005   $  8.833   $  7.280  $       -
Accumulation unit value at end of period.....................  $   13.218  $   12.513  $  9.359   $  8.005   $  8.833  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           4         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.615  $    9.455  $  8.103   $  8.959   $  7.398  $   5.575
Accumulation unit value at end of period.....................  $   13.299  $   12.615  $  9.455   $  8.103   $  8.959  $   7.398
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          14        19         18         14          9
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   52.645  $   39.124  $ 34.707   $ 36.451   $ 32.513  $       -
Accumulation unit value at end of period.....................  $   56.093  $   52.645  $ 39.124   $ 34.707   $ 36.451  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           9         9          5          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   20.417  $   15.226  $ 13.554   $ 14.285   $ 12.787  $       -
Accumulation unit value at end of period.....................  $   21.678  $   20.417  $ 15.226   $ 13.554   $ 14.285  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          76          98        84         87         86          -


                                  APP I-62

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   20.060  $   14.982  $ 13.357   $ 14.099   $ 12.638  $   9.639
Accumulation unit value at end of period.....................  $   21.267  $   20.060  $ 14.982   $ 13.357   $ 14.099  $  12.638
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          24        46         65         45         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.915  $   12.652  $ 12.377   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.906  $   16.915  $ 12.652   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          37        38          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.826  $    8.855  $  7.914   $  8.374   $  7.526  $   5.749
Accumulation unit value at end of period.....................  $   12.506  $   11.826  $  8.855   $  7.914   $  8.374  $   7.526
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37          61        56         46         60         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.250  $   14.428  $ 12.909   $ 13.673   $ 12.300  $       -
Accumulation unit value at end of period.....................  $   20.338  $   19.250  $ 14.428   $ 12.909   $ 13.673  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          49          54        48         66         73          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.594  $    8.707  $  7.805   $  8.284   $  7.467  $   5.716
Accumulation unit value at end of period.....................  $   12.224  $   11.594  $  8.707   $  7.805   $  8.284  $   7.467
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          26        24         37         49          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.366  $   13.820  $ 12.414   $ 13.202   $ 11.924  $   9.139
Accumulation unit value at end of period.....................  $   19.325  $   18.366  $ 13.820   $ 12.414   $ 13.202  $  11.924
Number of accumulation units outstanding at end of period (in
thousands)...................................................          70          86        94         93         82         90
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.506  $   10.653  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.044  $   10.506  $ 10.653   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.434  $   10.617  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.930  $   10.434  $ 10.617   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.404  $   10.601  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.881  $   10.404  $ 10.601   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         -          -          -          -


                                  APP I-63

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.373  $   10.586  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.833  $   10.373  $ 10.586   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.353  $   10.576  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.801  $   10.353  $ 10.576   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.332  $   10.565  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.769  $   10.332  $ 10.565   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.292  $   10.545  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.705  $   10.292  $ 10.545   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           3         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.251  $   10.525  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.642  $   10.251  $ 10.525   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           6         0          -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.142  $   11.607  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.914  $   11.142  $ 11.607   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.065  $   11.568  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.781  $   11.065  $ 11.568   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.033  $   11.551  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.724  $   11.033  $ 11.551   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.000  $   11.534  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.668  $   11.000  $ 11.534   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-64

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.979  $   11.523  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.630  $   10.979  $ 11.523   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.957  $   11.512  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.593  $   10.957  $ 11.512   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.914  $   11.490  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.518  $   10.914  $ 11.490   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.871  $   11.468  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.444  $   10.871  $ 11.468   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   25.400  $   18.958  $ 16.438   $ 54.460   $ 47.120  $       -
Accumulation unit value at end of period.....................  $   28.562  $   25.400  $ 18.958   $ 16.438   $ 54.460  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   24.975  $   18.706  $ 16.277   $ 17.231   $ 14.923  $       -
Accumulation unit value at end of period.....................  $   27.986  $   24.975  $ 18.706   $ 16.277   $ 17.231  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   24.795  $   18.599  $ 16.208   $ 17.183   $ 14.905  $       -
Accumulation unit value at end of period.....................  $   27.743  $   24.795  $ 18.599   $ 16.208   $ 17.183  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   24.617  $   18.493  $ 18.566   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   27.502  $   24.617  $ 18.493   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   24.498  $   18.422  $ 16.094   $ 17.105   $ 14.874  $       -
Accumulation unit value at end of period.....................  $   27.342  $   24.498  $ 18.422   $ 16.094   $ 17.105  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-65

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   24.380  $   18.352  $ 16.048   $ 17.074   $ 14.862  $       -
Accumulation unit value at end of period.....................  $   27.183  $   24.380  $ 18.352   $ 16.048   $ 17.074  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   24.146  $   18.212  $ 15.958   $ 17.012   $ 14.837  $       -
Accumulation unit value at end of period.....................  $   26.869  $   24.146  $ 18.212   $ 15.958   $ 17.012  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   23.915  $   18.074  $ 15.868   $ 16.950   $ 14.813  $  12.002
Accumulation unit value at end of period.....................  $   26.558  $   23.915  $ 18.074   $ 15.868   $ 16.950  $  14.813
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.352  $   17.253  $ 14.591   $ 10.860   $ 10.190  $       -
Accumulation unit value at end of period.....................  $   16.033  $   16.352  $ 17.253   $ 14.591   $ 10.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.078  $   17.023  $ 14.448   $ 15.079   $ 13.553  $       -
Accumulation unit value at end of period.....................  $   15.709  $   16.078  $ 17.023   $ 14.448   $ 15.079  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.963  $   16.926  $ 14.387   $ 15.038   $ 13.536  $       -
Accumulation unit value at end of period.....................  $   15.573  $   15.963  $ 16.926   $ 14.387   $ 15.038  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.847  $   16.829  $ 16.592   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.437  $   15.847  $ 16.829   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.771  $   16.765  $ 14.286   $ 14.970   $ 13.508  $       -
Accumulation unit value at end of period.....................  $   15.348  $   15.771  $ 16.765   $ 14.286   $ 14.970  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.695  $   16.701  $ 14.245   $ 14.943   $ 13.497  $       -
Accumulation unit value at end of period.....................  $   15.259  $   15.695  $ 16.701   $ 14.245   $ 14.943  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-66

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.545  $   16.574  $ 14.165   $ 14.888   $ 13.475  $  11.228
Accumulation unit value at end of period.....................  $   15.082  $   15.545  $ 16.574   $ 14.165   $ 14.888  $  13.475
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.395  $   16.448  $ 14.086   $ 14.834   $ 13.453  $  11.224
Accumulation unit value at end of period.....................  $   14.907  $   15.395  $ 16.448   $ 14.086   $ 14.834  $  13.453
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          2          1          0
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.270  $    8.160  $  6.923   $  8.149   $      -  $       -
Accumulation unit value at end of period.....................  $   10.076  $   10.270  $  8.160   $  6.923   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.831  $    8.636  $  7.353   $  8.685   $      -  $       -
Accumulation unit value at end of period.....................  $   10.590  $   10.831  $  8.636   $  7.353   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.119  $    8.879  $  7.571   $  8.956   $      -  $       -
Accumulation unit value at end of period.....................  $   10.855  $   11.119  $  8.879   $  7.571   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           8        11         21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.596  $   10.873  $ 10.346   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.253  $   13.596  $ 10.873   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    9.773  $    7.824  $  6.688   $  7.932   $      -  $       -
Accumulation unit value at end of period.....................  $    9.517  $    9.773  $  7.824   $  6.688   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.392  $   10.731  $  9.182   $ 10.901   $      -  $       -
Accumulation unit value at end of period.....................  $   13.028  $   13.392  $ 10.731   $  9.182   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.581  $    7.693  $  6.596   $  7.846   $      -  $       -
Accumulation unit value at end of period.....................  $    9.302  $    9.581  $  7.693   $  6.596   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -


                                  APP I-67

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.993  $   10.454  $  8.981   $ 10.704   $      -  $       -
Accumulation unit value at end of period.....................  $   12.590  $   12.993  $ 10.454   $  8.981   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         2          4          -          -
DOMINI SOCIAL EQUITY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   48.941  $   36.839  $ 33.090   $ 36.315   $      -  $       -
Accumulation unit value at end of period.....................  $   55.777  $   48.941  $ 36.839   $ 33.090   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.242  $   12.269  $ 11.059   $ 12.165   $      -  $       -
Accumulation unit value at end of period.....................  $   18.446  $   16.242  $ 12.269   $ 11.059   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.909  $   12.035  $ 10.864   $ 11.963   $      -  $       -
Accumulation unit value at end of period.....................  $   18.040  $   15.909  $ 12.035   $ 10.864   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.708  $   11.901  $ 11.943   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.786  $   15.708  $ 11.901   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.286  $   10.076  $  9.118   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   15.029  $   13.286  $ 10.076   $  9.118   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.445  $   11.725  $ 10.621   $ 11.723   $      -  $       -
Accumulation unit value at end of period.....................  $   17.453  $   15.445  $ 11.725   $ 10.621   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           3         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.724  $   11.960  $ 10.856   $ 11.998   $      -  $       -
Accumulation unit value at end of period.....................  $   17.733  $   15.724  $ 11.960   $ 10.856   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.931  $   11.380  $ 10.350   $ 11.455   $      -  $       -
Accumulation unit value at end of period.....................  $   16.805  $   14.931  $ 11.380   $ 10.350   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           0         1          0          -          -


                                  APP I-68

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.453  $   12.785  $ 12.329   $ 11.476   $ 10.827  $       -
Accumulation unit value at end of period.....................  $   13.147  $   12.453  $ 12.785   $ 12.329   $ 11.476  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         198         197       169         34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.208  $   12.577  $ 12.172   $ 11.369   $ 10.763  $       -
Accumulation unit value at end of period.....................  $   12.843  $   12.208  $ 12.577   $ 12.172   $ 11.369  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          10         0        115         80          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.105  $   12.490  $ 12.105   $ 11.324   $ 10.737  $  10.331
Accumulation unit value at end of period.....................  $   12.715  $   12.105  $ 12.490   $ 12.105   $ 11.324  $  10.737
Number of accumulation units outstanding at end of period (in
thousands)...................................................          91          72        59         50         69          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.003  $   12.403  $ 12.442   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.589  $   12.003  $ 12.403   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          25         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.935  $   12.345  $ 11.994   $ 11.249   $ 10.692  $       -
Accumulation unit value at end of period.....................  $   12.505  $   11.935  $ 12.345   $ 11.994   $ 11.249  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          49        67         24         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.867  $   12.287  $ 11.951   $ 11.219   $ 10.674  $       -
Accumulation unit value at end of period.....................  $   12.422  $   11.867  $ 12.287   $ 11.951   $ 11.219  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          25        25          6          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.734  $   12.173  $ 11.863   $ 11.159   $ 10.638  $       -
Accumulation unit value at end of period.....................  $   12.257  $   11.734  $ 12.173   $ 11.863   $ 11.159  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          54          63        37         19         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.601  $   12.060  $ 11.776   $ 11.099   $ 10.603  $  10.253
Accumulation unit value at end of period.....................  $   12.095  $   11.601  $ 12.060   $ 11.776   $ 11.099  $  10.603
Number of accumulation units outstanding at end of period (in
thousands)...................................................          97          88        93         79         43         32
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   57.963  $   43.626  $ 37.222   $ 27.880   $ 22.600  $       -
Accumulation unit value at end of period.....................  $   63.394  $   57.963  $ 43.626   $ 37.222   $ 27.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          19        11          2          1          -


                                  APP I-69

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.910  $   15.038  $ 12.875   $ 13.211   $ 10.520  $       -
Accumulation unit value at end of period.....................  $   21.699  $   19.910  $ 15.038   $ 12.875   $ 13.211  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          78          34         8         24          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.859  $   15.021  $ 12.881   $ 13.236   $ 10.556  $   8.080
Accumulation unit value at end of period.....................  $   21.611  $   19.859  $ 15.021   $ 12.881   $ 13.236  $  10.556
Number of accumulation units outstanding at end of period (in
thousands)...................................................          56          57        51         40         25         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.608  $   14.854  $ 14.551   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.307  $   19.608  $ 14.854   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          11        12          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.337  $   12.388  $ 10.650   $ 10.971   $  8.771  $       -
Accumulation unit value at end of period.....................  $   17.734  $   16.337  $ 12.388   $ 10.650   $ 10.971  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22          16        27         19         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.280  $   14.634  $ 12.593   $ 12.986   $ 10.392  $       -
Accumulation unit value at end of period.....................  $   20.907  $   19.280  $ 14.634   $ 12.593   $ 12.986  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          18        13         12          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.062  $   12.216  $ 10.533   $ 10.884   $  8.727  $   6.705
Accumulation unit value at end of period.....................  $   17.383  $   16.062  $ 12.216   $ 10.533   $ 10.884  $   8.727
Number of accumulation units outstanding at end of period (in
thousands)...................................................          40          28        21         11          7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.638  $   14.204  $ 12.272   $ 12.706   $ 10.209  $   7.853
Accumulation unit value at end of period.....................  $   20.132  $   18.638  $ 14.204   $ 12.272   $ 12.706  $  10.209
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          37        40         34         25         25
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.768  $   11.208  $  9.708   $  9.550   $  8.337  $       -
Accumulation unit value at end of period.....................  $   16.709  $   14.768  $ 11.208   $  9.708   $  9.550  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         186         139       101          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.478  $   11.027  $  9.584   $  9.461   $  8.288  $       -
Accumulation unit value at end of period.....................  $   16.324  $   14.478  $ 11.027   $  9.584   $  9.461  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          94          66        50         81         42          -


                                  APP I-70

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.355  $   10.950  $  9.532   $  9.424   $  8.267  $   6.448
Accumulation unit value at end of period.....................  $   16.161  $   14.355  $ 10.950   $  9.532   $  9.424  $   8.267
Number of accumulation units outstanding at end of period (in
thousands)...................................................         148         119       111        147        129         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.234  $   10.873  $ 10.786   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.000  $   14.234  $ 10.873   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          35        30          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.153  $   10.823  $  9.444   $  9.361   $  8.233  $       -
Accumulation unit value at end of period.....................  $   15.894  $   14.153  $ 10.823   $  9.444   $  9.361  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          58          39        39         22         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.073  $   10.772  $  9.410   $  9.336   $  8.219  $       -
Accumulation unit value at end of period.....................  $   15.788  $   14.073  $ 10.772   $  9.410   $  9.336  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          36          40        26         14         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.915  $   10.672  $  9.341   $  9.286   $  8.192  $   6.412
Accumulation unit value at end of period.....................  $   15.579  $   13.915  $ 10.672   $  9.341   $  9.286  $   8.192
Number of accumulation units outstanding at end of period (in
thousands)...................................................          67          73        50         26         19         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.758  $   10.573  $  9.273   $  9.237   $  8.164  $   6.400
Accumulation unit value at end of period.....................  $   15.373  $   13.758  $ 10.573   $  9.273   $  9.237  $   8.164
Number of accumulation units outstanding at end of period (in
thousands)...................................................         123          95        99         85         52         40
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   44.687  $   31.747  $ 27.365   $ 20.420   $ 16.630  $       -
Accumulation unit value at end of period.....................  $   47.102  $   44.687  $ 31.747   $ 27.365   $ 20.420  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          17         9          3          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   20.115  $   14.341  $ 12.404   $ 12.347   $  9.830  $       -
Accumulation unit value at end of period.....................  $   21.128  $   20.115  $ 14.341   $ 12.404   $ 12.347  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17           8         1         12          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   20.055  $   14.319  $ 12.404   $ 12.365   $  9.859  $   7.704
Accumulation unit value at end of period.....................  $   21.034  $   20.055  $ 14.319   $ 12.404   $ 12.365  $   9.859
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          29        30         26         20          6


                                  APP I-71

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.802  $   14.160  $ 13.718   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.737  $   19.802  $ 14.160   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.938  $   12.839  $ 11.150   $ 11.143   $  8.907  $   6.971
Accumulation unit value at end of period.....................  $   18.766  $   17.938  $ 12.839   $ 11.150   $ 11.143  $   8.907
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          14         9          4          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.470  $   13.950  $ 12.127   $ 12.131   $  9.706  $       -
Accumulation unit value at end of period.....................  $   20.349  $   19.470  $ 13.950   $ 12.127   $ 12.131  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           8         6          8          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.635  $   12.661  $ 11.028   $ 11.054   $  8.862  $       -
Accumulation unit value at end of period.....................  $   18.394  $   17.635  $ 12.661   $ 11.028   $ 11.054  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          15        10          5          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.823  $   13.540  $ 11.818   $ 11.869   $  9.535  $   7.488
Accumulation unit value at end of period.....................  $   19.594  $   18.823  $ 13.540   $ 11.818   $ 11.869  $   9.535
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          23        20         24         18         11
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   21.289  $   17.601  $ 15.785   $  6.940   $  6.470  $       -
Accumulation unit value at end of period.....................  $   23.338  $   21.289  $ 17.601   $ 15.785   $  6.940  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   20.933  $   17.367  $ 15.630   $ 15.481   $ 14.264  $       -
Accumulation unit value at end of period.....................  $   22.867  $   20.933  $ 17.367   $ 15.630   $ 15.481  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   20.782  $   17.267  $ 15.564   $ 15.439   $ 14.246  $       -
Accumulation unit value at end of period.....................  $   22.668  $   20.782  $ 17.267   $ 15.564   $ 15.439  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.632  $   17.169  $ 17.045   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   22.471  $   20.632  $ 17.169   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-72

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   20.533  $   17.103  $ 15.454   $ 15.369   $ 14.217  $       -
Accumulation unit value at end of period.....................  $   22.341  $   20.533  $ 17.103   $ 15.454   $ 15.369  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         1          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   20.434  $   17.038  $ 15.411   $ 15.341   $ 14.205  $       -
Accumulation unit value at end of period.....................  $   22.211  $   20.434  $ 17.038   $ 15.411   $ 15.341  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   20.238  $   16.908  $ 15.324   $ 15.285   $ 14.182  $       -
Accumulation unit value at end of period.....................  $   21.954  $   20.238  $ 16.908   $ 15.324   $ 15.285  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   20.044  $   16.779  $ 15.238   $ 15.229   $ 14.158  $  11.707
Accumulation unit value at end of period.....................  $   21.700  $   20.044  $ 16.779   $ 15.238   $ 15.229  $  14.158
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          0          -          -
EATON VANCE DIVIDEND BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.710  $    9.338  $  8.228   $  8.136   $      -  $       -
Accumulation unit value at end of period.....................  $   13.083  $   11.710  $  9.338   $  8.228   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.990  $    8.795  $  7.776   $  7.717   $      -  $       -
Accumulation unit value at end of period.....................  $   12.236  $   10.990  $  8.795   $  7.776   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          15        13         10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.330  $    9.080  $  8.040   $  7.991   $      -  $       -
Accumulation unit value at end of period.....................  $   12.595  $   11.330  $  9.080   $  8.040   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          40          43        59         57          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.234  $   13.029  $ 12.946   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.019  $   16.234  $ 13.029   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          17        17          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.144  $    8.954  $  7.948   $  7.919   $      -  $       -
Accumulation unit value at end of period.....................  $   12.358  $   11.144  $  8.954   $  7.948   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-73

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.990  $   12.860  $ 11.427   $ 11.397   $      -  $       -
Accumulation unit value at end of period.....................  $   17.714  $   15.990  $ 12.860   $ 11.427   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         4          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.925  $    8.804  $  7.839   $  7.834   $      -  $       -
Accumulation unit value at end of period.....................  $   12.079  $   10.925  $  8.804   $  7.839   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          13        11          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.515  $   12.527  $ 11.176   $ 11.191   $      -  $       -
Accumulation unit value at end of period.....................  $   17.118  $   15.515  $ 12.527   $ 11.176   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          14        13         15          -          -
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.699  $   14.631  $ 12.898   $  5.840   $  5.540  $       -
Accumulation unit value at end of period.....................  $   16.099  $   15.699  $ 14.631   $ 12.898   $  5.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.753  $   14.733  $ 13.033   $ 12.508   $ 10.915  $       -
Accumulation unit value at end of period.....................  $   16.098  $   15.753  $ 14.733   $ 13.033   $ 12.508  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.189  $   14.226  $ 12.604   $ 12.115   $ 10.587  $       -
Accumulation unit value at end of period.....................  $   15.498  $   15.189  $ 14.226   $ 12.604   $ 12.115  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          21        20         23         27          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.703  $   15.667  $ 15.465   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.017  $   16.703  $ 15.667   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.941  $   14.028  $ 12.460   $ 12.006   $ 10.519  $       -
Accumulation unit value at end of period.....................  $   15.206  $   14.941  $ 14.028   $ 12.460   $ 12.006  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          23        21         11          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.452  $   15.463  $ 13.748   $ 13.261   $ 11.629  $       -
Accumulation unit value at end of period.....................  $   16.729  $   16.452  $ 15.463   $ 13.748   $ 13.261  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          11        12          6          6          -


                                  APP I-74

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.647  $   13.794  $ 12.289   $ 11.877   $ 10.437  $   7.945
Accumulation unit value at end of period.....................  $   14.863  $   14.647  $ 13.794   $ 12.289   $ 11.877  $  10.437
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          37        24         13         16          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.963  $   15.064  $ 13.446   $ 13.022   $ 11.465  $   8.740
Accumulation unit value at end of period.....................  $   16.166  $   15.963  $ 15.064   $ 13.446   $ 13.022  $  11.465
Number of accumulation units outstanding at end of period (in
thousands)...................................................          47          47        59         44         28         22
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.069  $    9.331  $  8.060   $ 18.220   $ 16.740  $       -
Accumulation unit value at end of period.....................  $   13.392  $   12.069  $  9.331   $  8.060   $ 18.220  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         630         598       565        474          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.038  $    9.340  $  8.096   $  8.505   $  7.756  $       -
Accumulation unit value at end of period.....................  $   13.311  $   12.038  $  9.340   $  8.096   $  8.505  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.677  $    9.073  $  7.876   $  8.287   $  7.568  $   5.960
Accumulation unit value at end of period.....................  $   12.892  $   11.677  $  9.073   $  7.876   $  8.287  $   7.568
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          48       112        200        172         69
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.870  $   11.571  $ 11.424   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.393  $   14.870  $ 11.571   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.486  $    8.947  $  7.786   $  8.213   $  7.519  $   5.931
Accumulation unit value at end of period.....................  $   12.649  $   11.486  $  8.947   $  7.786   $  8.213  $   7.519
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          22        25         39         48         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.647  $   11.421  $  9.949   $ 10.504   $  9.627  $       -
Accumulation unit value at end of period.....................  $   16.115  $   14.647  $ 11.421   $  9.949   $ 10.504  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          18        18         19         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.260  $    8.797  $  7.679   $  8.124   $  7.460  $   5.896
Accumulation unit value at end of period.....................  $   12.364  $   11.260  $  8.797   $  7.679   $  8.124  $   7.460
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          40        29         39         32         17


                                  APP I-75

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.211  $   11.125  $  9.731   $ 10.315   $  9.491  $   7.511
Accumulation unit value at end of period.....................  $   15.573  $   14.211  $ 11.125   $  9.731   $ 10.315  $   9.491
Number of accumulation units outstanding at end of period (in
thousands)...................................................          52          67        82         76         74         64
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   19.509  $   13.496  $ 11.686   $  9.350   $  8.960  $       -
Accumulation unit value at end of period.....................  $   24.852  $   19.509  $ 13.496   $ 11.686   $  9.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   20.394  $   14.158  $ 12.302   $ 11.785   $ 10.642  $       -
Accumulation unit value at end of period.....................  $   25.889  $   20.394  $ 14.158   $ 12.302   $ 11.785  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.876  $   13.123  $ 11.420   $ 10.957   $  9.908  $       -
Accumulation unit value at end of period.....................  $   23.925  $   18.876  $ 13.123   $ 11.420   $ 10.957  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1        13         11          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   22.192  $   15.452  $ 15.543   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   28.087  $   22.192  $ 15.452   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   18.566  $   12.940  $ 11.289   $ 10.858   $  9.844  $   8.285
Accumulation unit value at end of period.....................  $   23.474  $   18.566  $ 12.940   $ 11.289   $ 10.858  $   9.844
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   21.860  $   15.251  $ 13.318   $ 12.823   $ 11.637  $       -
Accumulation unit value at end of period.....................  $   27.611  $   21.860  $ 15.251   $ 13.318   $ 12.823  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         4          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   18.202  $   12.724  $ 11.134   $ 10.741   $  9.767  $       -
Accumulation unit value at end of period.....................  $   22.945  $   18.202  $ 12.724   $ 11.134   $ 10.741  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         3          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   21.210  $   14.856  $ 13.026   $ 12.591   $ 11.472  $   9.688
Accumulation unit value at end of period.....................  $   26.683  $   21.210  $ 14.856   $ 13.026   $ 12.591  $  11.472
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          2          1


                                  APP I-76

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.058  $   11.095  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.797  $   15.058  $ 11.095   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.955  $   11.057  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.634  $   14.955  $ 11.057   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.911  $   11.041  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.564  $   14.911  $ 11.041   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           6         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.867  $   11.025  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.495  $   14.867  $ 11.025   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.838  $   11.015  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.449  $   14.838  $ 11.015   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.809  $   11.004  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.403  $   14.809  $ 11.004   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.751  $   10.983  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.312  $   14.751  $ 10.983   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.693  $   10.962  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.222  $   14.693  $ 10.962   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           4         1          -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.377  $   10.935  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.384  $   14.377  $ 10.935   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-77

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.279  $   10.898  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.225  $   14.279  $ 10.898   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.237  $   10.882  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.157  $   14.237  $ 10.882   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.195  $   10.866  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.090  $   14.195  $ 10.866   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.167  $   10.856  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.045  $   14.167  $ 10.856   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.139  $   10.845  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.001  $   14.139  $ 10.845   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.084  $   10.824  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.912  $   14.084  $ 10.824   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.029  $   10.803  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.824  $   14.029  $ 10.803   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.801  $   10.487  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.897  $   13.801  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.440  $   11.011  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.532  $   14.440  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-78

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.359  $   10.202  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.348  $   13.359  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.198  $   12.389  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.371  $   16.198  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.144  $   10.063  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.082  $   13.144  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.955  $   12.227  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.076  $   15.955  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.890  $    9.898  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.768  $   12.890  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.479  $   11.910  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.501  $   15.479  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           4         -          -          -          -
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.752  $    9.785  $  8.342   $  5.500   $  4.660  $       -
Accumulation unit value at end of period.....................  $   15.008  $   13.752  $  9.785   $  8.342   $  5.500  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.528  $    8.945  $  7.653   $  8.907   $  7.527  $       -
Accumulation unit value at end of period.....................  $   13.625  $   12.528  $  8.945   $  7.653   $  8.907  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37          52        19         17         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.305  $    9.515  $  8.152   $  9.502   $  8.042  $       -
Accumulation unit value at end of period.....................  $   14.448  $   13.305  $  9.515   $  8.152   $  9.502  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          94          76       123        158         37          -


                                  APP I-79

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.660  $   11.931  $ 11.556   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.064  $   16.660  $ 11.931   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1          10         9          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.087  $    9.382  $  8.059   $  9.417   $  7.990  $       -
Accumulation unit value at end of period.....................  $   14.176  $   13.087  $  9.382   $  8.059   $  9.417  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          33        32         36         59          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.410  $   11.776  $ 10.125   $ 11.843   $ 10.058  $       -
Accumulation unit value at end of period.....................  $   17.758  $   16.410  $ 11.776   $ 10.125   $ 11.843  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          31        42         38         38          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.830  $    9.226  $  7.948   $  9.315   $  7.927  $   6.036
Accumulation unit value at end of period.....................  $   13.856  $   12.830  $  9.226   $  7.948   $  9.315  $   7.927
Number of accumulation units outstanding at end of period (in
thousands)...................................................          66          62        35         46         39         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.921  $   11.471  $  9.902   $ 11.629   $  9.916  $   7.560
Accumulation unit value at end of period.....................  $   17.160  $   15.921  $ 11.471   $  9.902   $ 11.629  $   9.916
Number of accumulation units outstanding at end of period (in
thousands)...................................................          63          73        90         96        109         97
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.752  $   10.836  $  8.399   $  9.422   $  7.594  $       -
Accumulation unit value at end of period.....................  $   15.505  $   14.752  $ 10.836   $  8.399   $  9.422  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          95          97        82          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.412  $   10.624  $  8.264   $  9.302   $  7.524  $       -
Accumulation unit value at end of period.....................  $   15.096  $   14.412  $ 10.624   $  8.264   $  9.302  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          21         -         25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.270  $   10.535  $  8.206   $  9.252   $  7.494  $   5.281
Accumulation unit value at end of period.....................  $   14.923  $   14.270  $ 10.535   $  8.206   $  9.252  $   7.494
Number of accumulation units outstanding at end of period (in
thousands)...................................................          44          69        74         53         66         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.128  $   10.446  $ 10.041   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.753  $   14.128  $ 10.446   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1        14          -          -          -


                                  APP I-80

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.594  $   10.061  $  7.857   $  8.880   $  7.212  $   5.090
Accumulation unit value at end of period.....................  $   14.182  $   13.594  $ 10.061   $  7.857   $  8.880  $   7.212
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          26        14         47         39         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.941  $   10.328  $  8.074   $  9.134   $  7.425  $       -
Accumulation unit value at end of period.....................  $   14.529  $   13.941  $ 10.328   $  8.074   $  9.134  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         4         46         45          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.327  $    9.893  $  7.749   $  8.784   $  7.155  $   5.060
Accumulation unit value at end of period.....................  $   13.862  $   13.327  $  9.893   $  7.749   $  8.784  $   7.155
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          26        24         17         12         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.576  $   10.098  $  7.925   $  9.002   $  7.347  $   5.203
Accumulation unit value at end of period.....................  $   14.092  $   13.576  $ 10.098   $  7.925   $  9.002  $   7.347
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          36        36         30         23         34
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.554  $   12.278  $ 11.370   $ 11.451   $ 10.410  $       -
Accumulation unit value at end of period.....................  $   14.008  $   13.554  $ 12.278   $ 11.370   $ 11.451  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         5          5         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.346  $   12.132  $ 11.273   $ 11.394   $ 10.395  $       -
Accumulation unit value at end of period.....................  $   13.745  $   13.346  $ 12.132   $ 11.273   $ 11.394  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3          18        18         13          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.113  $   11.939  $ 11.111   $ 11.246   $ 10.276  $       -
Accumulation unit value at end of period.....................  $   13.485  $   13.113  $ 11.939   $ 11.111   $ 11.246  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          76          90       105         93         86          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.682  $   13.387  $ 13.255   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.076  $   14.682  $ 13.387   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.057  $   11.918  $ 11.119   $ 11.283   $ 10.334  $   8.977
Accumulation unit value at end of period.....................  $   13.394  $   13.057  $ 11.918   $ 11.119   $ 11.283  $  10.334
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          13        21          5          9          2


                                  APP I-81

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.462  $   13.213  $ 12.339   $ 12.534   $ 11.492  $       -
Accumulation unit value at end of period.....................  $   14.820  $   14.462  $ 13.213   $ 12.339   $ 12.534  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          13        14          5          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.645  $   11.576  $ 10.832   $ 11.025   $ 10.129  $   8.816
Accumulation unit value at end of period.....................  $   12.933  $   12.645  $ 11.576   $ 10.832   $ 11.025  $  10.129
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22          23        14         20         16         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.031  $   12.870  $ 12.068   $ 12.307   $ 11.329  $   9.874
Accumulation unit value at end of period.....................  $   14.321  $   14.031  $ 12.870   $ 12.068   $ 12.307  $  11.329
Number of accumulation units outstanding at end of period (in
thousands)...................................................          76          62        70         57         43         35
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.723  $   11.343  $ 10.263   $ 10.597   $  9.270  $       -
Accumulation unit value at end of period.....................  $   14.402  $   13.723  $ 11.343   $ 10.263   $ 10.597  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         5          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.582  $   11.266  $ 10.229   $ 10.599   $  9.305  $       -
Accumulation unit value at end of period.....................  $   14.205  $   13.582  $ 11.266   $ 10.229   $ 10.599  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          37        29         25         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.277  $   11.029  $ 10.029   $ 10.407   $  9.150  $       -
Accumulation unit value at end of period.....................  $   13.864  $   13.277  $ 11.029   $ 10.029   $ 10.407  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          89         105       105         96        112          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.835  $   13.174  $ 12.972   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.511  $   15.835  $ 13.174   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          80          65        63          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.059  $   10.876  $  9.915   $ 10.314   $  9.091  $   7.266
Accumulation unit value at end of period.....................  $   13.603  $   13.059  $ 10.876   $  9.915   $ 10.314  $   9.091
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          39        36         17          4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.597  $   13.002  $ 11.865   $ 12.355   $ 10.901  $       -
Accumulation unit value at end of period.....................  $   16.231  $   15.597  $ 13.002   $ 11.865   $ 12.355  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          25        13          2         27          -


                                  APP I-82

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.803  $   10.694  $  9.778   $ 10.203   $  9.020  $   7.224
Accumulation unit value at end of period.....................  $   13.296  $   12.803  $ 10.694   $  9.778   $ 10.203  $   9.020
Number of accumulation units outstanding at end of period (in
thousands)...................................................          61          67        74         81         26         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.132  $   12.665  $ 11.604   $ 12.132   $ 10.747  $   8.618
Accumulation unit value at end of period.....................  $   15.684  $   15.132  $ 12.665   $ 11.604   $ 12.132  $  10.747
Number of accumulation units outstanding at end of period (in
thousands)...................................................          94          81        82         74         87         65
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.781  $   11.653  $ 10.249   $ 10.185   $  8.867  $       -
Accumulation unit value at end of period.....................  $   16.929  $   14.781  $ 11.653   $ 10.249   $ 10.185  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.687  $   12.167  $ 10.739   $ 10.709   $  9.356  $       -
Accumulation unit value at end of period.....................  $   17.958  $   15.687  $ 12.167   $ 10.739   $ 10.709  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         116          12         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.587  $   11.330  $ 10.016   $ 10.003   $  8.752  $   6.691
Accumulation unit value at end of period.....................  $   16.674  $   14.587  $ 11.330   $ 10.016   $ 10.003  $   8.752
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          51        45         38         23          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.903  $   13.926  $ 13.777   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.433  $   17.903  $ 13.926   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.348  $   11.173  $  9.901   $  9.913   $  8.695  $       -
Accumulation unit value at end of period.....................  $   16.360  $   14.348  $ 11.173   $  9.901   $  9.913  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          30        23         16         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.634  $   13.745  $ 12.193   $ 12.220   $ 10.729  $       -
Accumulation unit value at end of period.....................  $   20.086  $   17.634  $ 13.745   $ 12.193   $ 12.220  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          46          53        53         36         33          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.067  $   10.986  $  9.765   $  9.807   $  8.627  $   6.619
Accumulation unit value at end of period.....................  $   15.991  $   14.067  $ 10.986   $  9.765   $  9.807  $   8.627
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          21        18         19         30         14


                                  APP I-83

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.110  $   13.390  $ 11.925   $ 12.000   $ 10.578  $   8.127
Accumulation unit value at end of period.....................  $   19.411  $   17.110  $ 13.390   $ 11.925   $ 12.000  $  10.578
Number of accumulation units outstanding at end of period (in
thousands)...................................................          36          30        29         21          9         20
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.569  $   15.392  $ 13.302   $  2.000   $  1.910  $       -
Accumulation unit value at end of period.....................  $   16.504  $   16.569  $ 15.392   $ 13.302   $  2.000  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.903  $   14.825  $ 12.857   $ 12.340   $ 10.946  $       -
Accumulation unit value at end of period.....................  $   15.785  $   15.903  $ 14.825   $ 12.857   $ 12.340  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.038  $   14.974  $ 13.005   $ 12.502   $ 11.105  $       -
Accumulation unit value at end of period.....................  $   15.896  $   16.038  $ 14.974   $ 13.005   $ 12.502  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20           7         2          2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.386  $   16.257  $ 16.017   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.206  $   17.386  $ 16.257   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          11        13          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.780  $   14.769  $ 12.860   $ 12.393   $ 11.036  $       -
Accumulation unit value at end of period.....................  $   15.601  $   15.780  $ 14.769   $ 12.860   $ 12.393  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1          10        12         11          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.126  $   16.045  $ 13.985   $ 13.490   $ 12.025  $       -
Accumulation unit value at end of period.....................  $   16.914  $   17.126  $ 16.045   $ 13.985   $ 13.490  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         3          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.475  $   14.527  $ 12.687   $ 12.263   $ 10.953  $       -
Accumulation unit value at end of period.....................  $   15.253  $   15.475  $ 14.527   $ 12.687   $ 12.263  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          10         3          4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.615  $   15.630  $ 13.677   $ 13.246   $ 11.855  $       -
Accumulation unit value at end of period.....................  $   16.345  $   16.615  $ 15.630   $ 13.677   $ 13.246  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          22        21         37         11          -


                                  APP I-84

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.741  $   12.029  $ 10.582   $  2.180   $  2.070  $       -
Accumulation unit value at end of period.....................  $   14.307  $   13.741  $ 12.029   $ 10.582   $  2.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           6         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.834  $   12.153  $ 10.728   $ 10.470   $  9.305  $       -
Accumulation unit value at end of period.....................  $   14.353  $   13.834  $ 12.153   $ 10.728   $ 10.470  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          51         108        81         74         64          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.999  $   12.317  $ 10.889   $ 10.643   $  9.473  $       -
Accumulation unit value at end of period.....................  $   14.503  $   13.999  $ 12.317   $ 10.889   $ 10.643  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         107          99       131        106         88          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.001  $   14.099  $ 13.845   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.552  $   16.001  $ 14.099   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          47          34        24          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.077  $   11.534  $ 10.222   $ 10.016   $  8.938  $       -
Accumulation unit value at end of period.....................  $   13.513  $   13.077  $ 11.534   $ 10.222   $ 10.016  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         126         116       128        143        112          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.761  $   13.915  $ 12.345   $ 12.108   $ 10.815  $       -
Accumulation unit value at end of period.....................  $   16.271  $   15.761  $ 13.915   $ 12.345   $ 12.108  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          28        37         29         47          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.820  $   11.341  $ 10.082   $  9.908   $  8.868  $       -
Accumulation unit value at end of period.....................  $   13.208  $   12.820  $ 11.341   $ 10.082   $  9.908  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         156         155       120         88         51          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.291  $   13.554  $ 12.073   $ 11.889   $ 10.662  $       -
Accumulation unit value at end of period.....................  $   15.723  $   15.291  $ 13.554   $ 12.073   $ 11.889  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         128         142       148        184        209          -
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.901  $   12.156  $ 11.117   $ 11.285   $ 10.079  $       -
Accumulation unit value at end of period.....................  $   14.468  $   13.901  $ 12.156   $ 11.117   $ 11.285  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          32        27         23          9          -


                                  APP I-85

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.718  $   12.038  $ 11.048   $ 11.254   $ 10.086  $       -
Accumulation unit value at end of period.....................  $   14.227  $   13.718  $ 12.038   $ 11.048   $ 11.254  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3          38        27         22         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.449  $   11.820  $ 10.864   $ 11.084   $  9.949  $       -
Accumulation unit value at end of period.....................  $   13.928  $   13.449  $ 11.820   $ 10.864   $ 11.084  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         113          87        89         60         55          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.461  $   13.609  $ 13.443   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.987  $   15.461  $ 13.609   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          75          57        53          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.229  $   11.656  $ 10.740   $ 10.984   $  9.884  $   8.289
Accumulation unit value at end of period.....................  $   13.665  $   13.229  $ 11.656   $ 10.740   $ 10.984  $   9.884
Number of accumulation units outstanding at end of period (in
thousands)...................................................          81          99        86         37         31         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.229  $   13.431  $ 12.388   $ 12.683   $ 11.424  $       -
Accumulation unit value at end of period.....................  $   15.716  $   15.229  $ 13.431   $ 12.388   $ 12.683  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          60        38          5         18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.969  $   11.461  $ 10.592   $ 10.866   $  9.807  $   8.241
Accumulation unit value at end of period.....................  $   13.357  $   12.969  $ 11.461   $ 10.592   $ 10.866  $   9.807
Number of accumulation units outstanding at end of period (in
thousands)...................................................          56          45        79        128        110         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.775  $   13.083  $ 12.115   $ 12.453   $ 11.262  $   9.476
Accumulation unit value at end of period.....................  $   15.186  $   14.775  $ 13.083   $ 12.115   $ 12.453  $  11.262
Number of accumulation units outstanding at end of period (in
thousands)...................................................         134         123       131        145        127        132
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.623  $    9.031  $  7.779   $ 12.240   $ 11.400  $       -
Accumulation unit value at end of period.....................  $   12.376  $   11.623  $  9.031   $  7.779   $ 12.240  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.951  $   10.098  $  8.729   $  8.984   $  8.135  $       -
Accumulation unit value at end of period.....................  $   13.742  $   12.951  $ 10.098   $  8.729   $  8.984  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          38          39        44         41         45          -


                                  APP I-86

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.752  $    9.177  $  7.945   $  8.189   $  7.427  $       -
Accumulation unit value at end of period.....................  $   12.451  $   11.752  $  9.177   $  7.945   $  8.189  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           2         3          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.007  $   10.955  $ 10.753   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.818  $   14.007  $ 10.955   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.744  $    9.194  $  7.979   $  8.245   $  7.496  $       -
Accumulation unit value at end of period.....................  $   12.412  $   11.744  $  9.194   $  7.979   $  8.245  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          23        20          5          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.797  $   10.812  $  9.392   $  9.716   $  8.842  $       -
Accumulation unit value at end of period.....................  $   14.566  $   13.797  $ 10.812   $  9.392   $  9.716  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4          15        16         15         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.843  $    8.514  $  7.411   $  7.682   $  7.005  $   5.613
Accumulation unit value at end of period.....................  $   11.425  $   10.843  $  8.514   $  7.411   $  7.682  $   7.005
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          17        12         22         19          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.386  $   10.532  $  9.186   $  9.540   $  8.717  $   6.994
Accumulation unit value at end of period.....................  $   14.076  $   13.386  $ 10.532   $  9.186   $  9.540  $   8.717
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          28        34         33         27         24
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.407  $   10.703  $  9.444   $  9.735   $  8.764  $       -
Accumulation unit value at end of period.....................  $   14.079  $   13.407  $ 10.703   $  9.444   $  9.735  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         130         165       157        103         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.894  $   11.131  $  9.518   $  9.846   $  8.895  $       -
Accumulation unit value at end of period.....................  $   14.539  $   13.894  $ 11.131   $  9.518   $  9.846  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          23         5          1          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.972  $   10.407  $  9.229   $  9.561   $  8.651  $   7.363
Accumulation unit value at end of period.....................  $   13.553  $   12.972  $ 10.407   $  9.229   $  9.561  $   8.651
Number of accumulation units outstanding at end of period (in
thousands)...................................................         180         155       256        217         53         10


                                  APP I-87

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.660  $   10.976  $ 10.767   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.251  $   13.660  $ 10.976   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          48        35          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.759  $   10.262  $  9.123   $  9.475   $  8.594  $   7.327
Accumulation unit value at end of period.....................  $   13.298  $   12.759  $ 10.262   $  9.123   $  9.475  $   8.594
Number of accumulation units outstanding at end of period (in
thousands)...................................................          88         101       103        111        128         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.506  $   10.874  $  9.676   $ 10.060   $  9.134  $       -
Accumulation unit value at end of period.....................  $   14.062  $   13.506  $ 10.874   $  9.676   $ 10.060  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2        10         30         23          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.509  $   10.091  $  8.998   $  9.373   $  8.527  $   7.285
Accumulation unit value at end of period.....................  $   12.998  $   12.509  $ 10.091   $  8.998   $  9.373  $   8.527
Number of accumulation units outstanding at end of period (in
thousands)...................................................         152         153        99         56         31         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.203  $   10.673  $  9.535   $  9.953   $  9.073  $   7.761
Accumulation unit value at end of period.....................  $   13.692  $   13.203  $ 10.673   $  9.535   $  9.953  $   9.073
Number of accumulation units outstanding at end of period (in
thousands)...................................................         153         171       214        221        197        159
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   21.870  $   17.121  $ 14.920   $ 15.191   $ 13.636  $       -
Accumulation unit value at end of period.....................  $   23.466  $   21.870  $ 17.121   $ 14.920   $ 15.191  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.942  $    9.381  $  8.204   $  8.382   $  7.550  $       -
Accumulation unit value at end of period.....................  $   12.768  $   11.942  $  9.381   $  8.204   $  8.382  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         125          50        35         34         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   20.609  $   16.214  $ 14.201   $ 14.532   $ 13.109  $       -
Accumulation unit value at end of period.....................  $   22.003  $   20.609  $ 16.214   $ 14.201   $ 14.532  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4          62        77         73         59          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.245  $   15.952  $ 15.685   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.582  $   20.245  $ 15.952   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          34        36          -          -          -


                                  APP I-88

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.370  $    8.968  $  7.874   $  8.078   $  7.305  $   5.796
Accumulation unit value at end of period.....................  $   12.109  $   11.370  $  8.968   $  7.874   $  8.078  $   7.305
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          31        31         31         28          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.784  $   15.620  $ 13.728   $ 14.097   $ 12.761  $       -
Accumulation unit value at end of period.....................  $   21.048  $   19.784  $ 15.620   $ 13.728   $ 14.097  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          48          49       109        108        102          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.147  $    8.818  $  7.766   $  7.991   $  7.248  $   5.762
Accumulation unit value at end of period.....................  $   11.835  $   11.147  $  8.818   $  7.766   $  7.991  $   7.248
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          28        19          9         15          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.853  $   14.944  $ 13.187   $ 13.596   $ 12.357  $   9.836
Accumulation unit value at end of period.....................  $   19.977  $   18.853  $ 14.944   $ 13.187   $ 13.596  $  12.357
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          38        45         45         43         37
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   20.199  $   14.993  $ 12.669   $ 13.150   $ 10.354  $       -
Accumulation unit value at end of period.....................  $   20.199  $   20.199  $ 14.993   $ 12.669   $ 13.150  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   22.970  $   17.110  $ 14.508   $ 15.113   $ 11.941  $       -
Accumulation unit value at end of period.....................  $   22.890  $   22.970  $ 17.110   $ 14.508   $ 15.113  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          45          54        54         49         40          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   22.656  $   16.902  $ 14.353   $ 14.973   $ 11.849  $   9.385
Accumulation unit value at end of period.....................  $   22.543  $   22.656  $ 16.902   $ 14.353   $ 14.973  $  11.849
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          14        11         14         12          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   22.346  $   16.696  $ 15.980   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   22.202  $   22.346  $ 16.696   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4          12        14          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.457  $   10.812  $  9.204   $  9.626   $  7.636  $       -
Accumulation unit value at end of period.....................  $   14.348  $   14.457  $ 10.812   $  9.204   $  9.626  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           5         4          3          1          -


                                  APP I-89

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   21.940  $   16.425  $ 13.997   $ 14.653   $ 11.636  $       -
Accumulation unit value at end of period.....................  $   21.754  $   21.940  $ 16.425   $ 13.997   $ 14.653  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          17        15         23         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.173  $   10.631  $  9.078   $  9.522   $  7.577  $   6.023
Accumulation unit value at end of period.....................  $   14.025  $   14.173  $ 10.631   $  9.078   $  9.522  $   7.577
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          14         9          8          5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   21.149  $   15.896  $ 13.601   $ 14.295   $ 11.397  $   9.073
Accumulation unit value at end of period.....................  $   20.887  $   21.149  $ 15.896   $ 13.601   $ 14.295  $  11.397
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          26        31         27         27         29
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.043  $   14.576  $ 12.974   $ 12.639   $ 11.401  $       -
Accumulation unit value at end of period.....................  $   15.294  $   15.043  $ 14.576   $ 12.974   $ 12.639  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.699  $   14.293  $ 12.767   $ 12.480   $ 11.297  $       -
Accumulation unit value at end of period.....................  $   14.892  $   14.699  $ 14.293   $ 12.767   $ 12.480  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          71          67        23         23         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.554  $   14.173  $ 12.679   $ 12.413   $ 11.253  $   9.694
Accumulation unit value at end of period.....................  $   14.723  $   14.554  $ 14.173   $ 12.679   $ 12.413  $  11.253
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          60        90         76         41         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.745  $   15.357  $ 15.226   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.904  $   15.745  $ 15.357   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          14        13          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.315  $   13.976  $ 12.534   $ 12.301   $ 11.180  $       -
Accumulation unit value at end of period.....................  $   14.446  $   14.315  $ 13.976   $ 12.534   $ 12.301  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          32        21         11         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.509  $   15.157  $ 13.606   $ 13.367   $ 12.161  $       -
Accumulation unit value at end of period.....................  $   15.634  $   15.509  $ 15.157   $ 13.606   $ 13.367  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           4         4          4          0          -


                                  APP I-90

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.034  $   13.743  $ 12.362   $ 12.169   $ 11.093  $   9.591
Accumulation unit value at end of period.....................  $   14.120  $   14.034  $ 13.743   $ 12.362   $ 12.169  $  11.093
Number of accumulation units outstanding at end of period (in
thousands)...................................................          50          38        45         35         30          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.047  $   14.764  $ 13.307   $ 13.126   $ 11.988  $  10.380
Accumulation unit value at end of period.....................  $   15.108  $   15.047  $ 14.764   $ 13.307   $ 13.126  $  11.988
Number of accumulation units outstanding at end of period (in
thousands)...................................................          68          55        50         41         37         49
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.008  $   14.146  $ 13.057   $ 10.070   $  9.590  $       -
Accumulation unit value at end of period.....................  $   14.846  $   14.008  $ 14.146   $ 13.057   $ 10.070  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.193  $   13.370  $ 12.383   $ 11.775   $ 10.727  $       -
Accumulation unit value at end of period.....................  $   13.933  $   13.193  $ 13.370   $ 12.383   $ 11.775  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.553  $   13.755  $ 12.759   $ 12.151   $ 11.086  $       -
Accumulation unit value at end of period.....................  $   14.292  $   13.553  $ 13.755   $ 12.759   $ 12.151  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.249  $   14.484  $ 14.454   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.004  $   14.249  $ 14.484   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           5         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.331  $   13.564  $ 12.613   $ 12.041   $ 11.014  $       -
Accumulation unit value at end of period.....................  $   14.023  $   13.331  $ 13.564   $ 12.613   $ 12.041  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           5         5          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.036  $   14.295  $ 13.306   $ 12.716   $ 11.643  $       -
Accumulation unit value at end of period.....................  $   14.750  $   14.036  $ 14.295   $ 13.306   $ 12.716  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         3          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.069  $   13.338  $ 12.440   $ 11.912   $ 10.928  $   9.936
Accumulation unit value at end of period.....................  $   13.707  $   13.069  $ 13.338   $ 12.440   $ 11.912  $  10.928
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           8         6          5          4          -


                                  APP I-91

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.618  $   13.925  $ 13.014   $ 12.487   $ 11.479  $  10.450
Accumulation unit value at end of period.....................  $   14.254  $   13.618  $ 13.925   $ 13.014   $ 12.487  $  11.479
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          13        14         11          8          4
FROST GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.909  $   13.050  $ 11.607   $ 11.667   $      -  $       -
Accumulation unit value at end of period.....................  $   19.038  $   16.909  $ 13.050   $ 11.607   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.683  $   12.921  $ 11.532   $ 11.632   $      -  $       -
Accumulation unit value at end of period.....................  $   18.718  $   16.683  $ 12.921   $ 11.532   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.587  $   12.866  $ 11.500   $ 11.618   $      -  $       -
Accumulation unit value at end of period.....................  $   18.583  $   16.587  $ 12.866   $ 11.500   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.492  $   12.811  $ 12.747   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.448  $   16.492  $ 12.811   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.429  $   12.775  $ 11.447   $ 11.593   $      -  $       -
Accumulation unit value at end of period.....................  $   18.359  $   16.429  $ 12.775   $ 11.447   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.366  $   12.738  $ 11.426   $ 11.583   $      -  $       -
Accumulation unit value at end of period.....................  $   18.270  $   16.366  $ 12.738   $ 11.426   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.240  $   12.666  $ 11.384   $ 11.564   $      -  $       -
Accumulation unit value at end of period.....................  $   18.094  $   16.240  $ 12.666   $ 11.384   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.116  $   12.594  $ 11.342   $ 11.544   $      -  $       -
Accumulation unit value at end of period.....................  $   17.920  $   16.116  $ 12.594   $ 11.342   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-92

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
FROST VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.695  $   11.668  $ 11.129   $  9.220   $  8.830  $       -
Accumulation unit value at end of period.....................  $   17.286  $   15.695  $ 11.668   $ 11.129   $  9.220  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.485  $   11.553  $ 11.057   $ 11.402   $ 10.804  $       -
Accumulation unit value at end of period.....................  $   16.995  $   15.485  $ 11.553   $ 11.057   $ 11.402  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.396  $   11.504  $ 11.027   $ 11.387   $ 10.801  $       -
Accumulation unit value at end of period.....................  $   16.872  $   15.396  $ 11.504   $ 11.027   $ 11.387  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.307  $   11.455  $ 11.411   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.750  $   15.307  $ 11.455   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.248  $   11.422  $ 10.976   $ 11.363   $ 10.796  $       -
Accumulation unit value at end of period.....................  $   16.669  $   15.248  $ 11.422   $ 10.976   $ 11.363  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.190  $   11.389  $ 10.956   $ 11.354   $ 10.794  $       -
Accumulation unit value at end of period.....................  $   16.589  $   15.190  $ 11.389   $ 10.956   $ 11.354  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.074  $   11.325  $ 10.915   $ 11.334   $ 10.790  $       -
Accumulation unit value at end of period.....................  $   16.429  $   15.074  $ 11.325   $ 10.915   $ 11.334  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.958  $   11.261  $ 10.875   $ 11.315   $ 10.786  $       -
Accumulation unit value at end of period.....................  $   16.270  $   14.958  $ 11.261   $ 10.875   $ 11.315  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         1          1          -          -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.510  $    9.740  $  9.521   $ 10.171   $      -  $       -
Accumulation unit value at end of period.....................  $   10.784  $   10.510  $  9.740   $  9.521   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-93

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.404  $    9.676  $  9.491   $ 10.163   $      -  $       -
Accumulation unit value at end of period.....................  $   10.639  $   10.404  $  9.676   $  9.491   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.359  $    9.649  $  9.478   $ 10.160   $      -  $       -
Accumulation unit value at end of period.....................  $   10.577  $   10.359  $  9.649   $  9.478   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.315  $    9.621  $  9.581   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.515  $   10.315  $  9.621   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.285  $    9.603  $  9.457   $ 10.154   $      -  $       -
Accumulation unit value at end of period.....................  $   10.474  $   10.285  $  9.603   $  9.457   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.255  $    9.585  $  9.449   $ 10.152   $      -  $       -
Accumulation unit value at end of period.....................  $   10.434  $   10.255  $  9.585   $  9.449   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.196  $    9.549  $  9.432   $ 10.148   $      -  $       -
Accumulation unit value at end of period.....................  $   10.353  $   10.196  $  9.549   $  9.432   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.137  $    9.513  $  9.415   $ 10.143   $      -  $       -
Accumulation unit value at end of period.....................  $   10.273  $   10.137  $  9.513   $  9.415   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.966  $   13.299  $ 12.971   $ 14.990   $ 15.070  $       -
Accumulation unit value at end of period.....................  $   13.498  $   12.966  $ 13.299   $ 12.971   $ 14.990  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         120         121       124        108          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.853  $   12.200  $ 11.941   $ 11.253   $ 10.770  $       -
Accumulation unit value at end of period.....................  $   12.296  $   11.853  $ 12.200   $ 11.941   $ 11.253  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          1          2          -


                                  APP I-94

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.545  $   12.931  $ 12.675   $ 11.963   $ 11.466  $       -
Accumulation unit value at end of period.....................  $   12.994  $   12.545  $ 12.931   $ 12.675   $ 11.963  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         3         15          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.956  $   13.375  $ 13.404   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.400  $   12.956  $ 13.375   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6        10          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.339  $   12.751  $ 12.530   $ 11.856   $ 11.392  $       -
Accumulation unit value at end of period.....................  $   12.749  $   12.339  $ 12.751   $ 12.530   $ 11.856  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           8        14          9         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.761  $   13.200  $ 12.985   $ 12.299   $ 11.829  $       -
Accumulation unit value at end of period.....................  $   13.172  $   12.761  $ 13.200   $ 12.985   $ 12.299  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         9          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.097  $   12.538  $ 12.358   $ 11.728   $ 11.303  $  11.013
Accumulation unit value at end of period.....................  $   12.461  $   12.097  $ 12.538   $ 12.358   $ 11.728  $  11.303
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           5        11         13         11         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.381  $   12.858  $ 12.699   $ 12.076   $ 11.661  $  11.377
Accumulation unit value at end of period.....................  $   12.729  $   12.381  $ 12.858   $ 12.699   $ 12.076  $  11.661
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          25        37         30         30         26
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.560  $   13.321  $ 11.187   $ 11.660   $  9.828  $       -
Accumulation unit value at end of period.....................  $   19.490  $   17.560  $ 13.321   $ 11.187   $ 11.660  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.921  $   13.643  $ 11.497   $ 12.025   $ 11.054  $       -
Accumulation unit value at end of period.....................  $   19.822  $   17.921  $ 13.643   $ 11.497   $ 12.025  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.012  $   12.970  $ 10.947   $ 11.467   $  9.714  $       -
Accumulation unit value at end of period.....................  $   18.788  $   17.012  $ 12.970   $ 10.947   $ 11.467  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          14        15         14         11          -


                                  APP I-95

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.802  $   15.883  $ 15.567   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   22.939  $   20.802  $ 15.883   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.745  $   12.799  $ 10.829   $ 11.371   $  9.658  $       -
Accumulation unit value at end of period.....................  $   18.447  $   16.745  $ 12.799   $ 10.829   $ 11.371  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   20.489  $   15.676  $ 13.276   $ 13.956   $ 11.864  $       -
Accumulation unit value at end of period.....................  $   22.549  $   20.489  $ 15.676   $ 13.276   $ 13.956  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.430  $   12.595  $ 10.689   $ 11.258   $  9.590  $       -
Accumulation unit value at end of period.....................  $   18.045  $   16.430  $ 12.595   $ 10.689   $ 11.258  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          16        11          8          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   19.879  $   15.270  $ 12.984   $ 13.703   $ 11.697  $       -
Accumulation unit value at end of period.....................  $   21.790  $   19.879  $ 15.270   $ 12.984   $ 13.703  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           5         7          7          4          -
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.299  $   17.021  $ 14.736   $ 14.413   $ 12.709  $       -
Accumulation unit value at end of period.....................  $   18.610  $   18.299  $ 17.021   $ 14.736   $ 14.413  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         184         161       147        117         83          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.240  $   17.026  $ 14.792   $ 14.518   $ 12.847  $       -
Accumulation unit value at end of period.....................  $   18.486  $   18.240  $ 17.026   $ 14.792   $ 14.518  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         1          1          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.497  $   16.356  $ 14.232   $ 13.989   $ 12.397  $       -
Accumulation unit value at end of period.....................  $   17.706  $   17.497  $ 16.356   $ 14.232   $ 13.989  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          41        30         22          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.263  $   16.162  $ 15.905   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.443  $   17.263  $ 16.162   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         4          -          -          -


                                  APP I-96

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.353  $   13.451  $ 11.734   $ 11.563   $ 10.272  $       -
Accumulation unit value at end of period.....................  $   14.489  $   14.353  $ 13.451   $ 11.734   $ 11.563  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           7         6          8         14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.956  $   15.907  $ 13.889   $ 13.700   $ 12.183  $       -
Accumulation unit value at end of period.....................  $   17.099  $   16.956  $ 15.907   $ 13.889   $ 13.700  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9        22         31         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.072  $   13.227  $ 11.573   $ 11.438   $ 10.192  $   7.914
Accumulation unit value at end of period.....................  $   14.162  $   14.072  $ 13.227   $ 11.573   $ 11.438  $  10.192
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         7          7          6          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.088  $   15.153  $ 13.284   $ 13.156   $ 11.746  $   9.133
Accumulation unit value at end of period.....................  $   16.159  $   16.088  $ 15.153   $ 13.284   $ 13.156  $  11.746
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          21        20         19         15          9
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.357  $    9.320  $  7.818   $  8.480   $  7.563  $       -
Accumulation unit value at end of period.....................  $   13.871  $   12.357  $  9.320   $  7.818   $  8.480  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         3         11          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.073  $    9.137  $  7.692   $  8.372   $  7.493  $       -
Accumulation unit value at end of period.....................  $   13.505  $   12.073  $  9.137   $  7.692   $  8.372  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.953  $    9.060  $  7.638   $  8.327   $  7.463  $       -
Accumulation unit value at end of period.....................  $   13.351  $   11.953  $  9.060   $  7.638   $  8.327  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          19        13         11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.834  $    8.984  $  8.769   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.199  $   11.834  $  8.984   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.756  $    8.933  $  7.550   $  8.251   $  7.414  $   5.756
Accumulation unit value at end of period.....................  $   13.098  $   11.756  $  8.933   $  7.550   $  8.251  $   7.414
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           8        16         15         12          3


                                  APP I-97

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.678  $    8.883  $  7.515   $  8.221   $  7.395  $       -
Accumulation unit value at end of period.....................  $   12.999  $   11.678  $  8.883   $  7.515   $  8.221  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         3          3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.524  $    8.783  $  7.446   $  8.162   $  7.356  $       -
Accumulation unit value at end of period.....................  $   12.801  $   11.524  $  8.783   $  7.446   $  8.162  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         3          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.372  $    8.685  $  7.377   $  8.102   $  7.317  $   5.699
Accumulation unit value at end of period.....................  $   12.607  $   11.372  $  8.685   $  7.377   $  8.102  $   7.317
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         7         11          7          6
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   68.057  $   51.389  $ 43.539   $ 50.582   $      -  $       -
Accumulation unit value at end of period.....................  $   77.074  $   68.057  $ 51.389   $ 43.539   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   27.723  $   21.007  $ 17.860   $ 20.798   $      -  $       -
Accumulation unit value at end of period.....................  $   31.287  $   27.723  $ 21.007   $ 17.860   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          46          49        48         48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   27.239  $   20.671  $ 17.601   $ 20.516   $      -  $       -
Accumulation unit value at end of period.....................  $   30.694  $   27.239  $ 20.671   $ 17.601   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           6        14         23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.511  $   17.868  $ 17.444   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.453  $   23.511  $ 17.868   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22          21        20          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.335  $   10.145  $  8.660   $ 10.111   $      -  $       -
Accumulation unit value at end of period.....................  $   14.989  $   13.335  $ 10.145   $  8.660   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   26.142  $   19.908  $ 17.010   $ 19.875   $      -  $       -
Accumulation unit value at end of period.....................  $   29.354  $   26.142  $ 19.908   $ 17.010   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          40        37         36          -          -


                                  APP I-98

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.073  $    9.976  $  8.541   $  9.992   $      -  $       -
Accumulation unit value at end of period.....................  $   14.651  $   13.073  $  9.976   $  8.541   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         2         32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   24.942  $   19.070  $ 16.360   $ 19.166   $      -  $       -
Accumulation unit value at end of period.....................  $   27.895  $   24.942  $ 19.070   $ 16.360   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          27        29         33          -          -
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.494  $   11.195  $  9.623   $ 10.625   $      -  $       -
Accumulation unit value at end of period.....................  $   11.461  $   11.494  $ 11.195   $  9.623   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.379  $   11.122  $  9.593   $ 10.617   $      -  $       -
Accumulation unit value at end of period.....................  $   11.307  $   11.379  $ 11.122   $  9.593   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.329  $   11.090  $  9.580   $ 10.613   $      -  $       -
Accumulation unit value at end of period.....................  $   11.241  $   11.329  $ 11.090   $  9.580   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.280  $   11.059  $ 10.829   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.175  $   11.280  $ 11.059   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.248  $   11.038  $  9.559   $ 10.607   $      -  $       -
Accumulation unit value at end of period.....................  $   11.132  $   11.248  $ 11.038   $  9.559   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.215  $   11.017  $  9.550   $ 10.605   $      -  $       -
Accumulation unit value at end of period.....................  $   11.089  $   11.215  $ 11.017   $  9.550   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.151  $   10.976  $  9.533   $ 10.600   $      -  $       -
Accumulation unit value at end of period.....................  $   11.003  $   11.151  $ 10.976   $  9.533   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-99

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.087  $   10.934  $  9.516   $ 10.596   $      -  $       -
Accumulation unit value at end of period.....................  $   10.918  $   11.087  $ 10.934   $  9.516   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.706  $   12.081  $ 10.408   $ 39.490   $ 31.440  $       -
Accumulation unit value at end of period.....................  $   17.851  $   16.706  $ 12.081   $ 10.408   $ 39.490  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           8         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.428  $   13.374  $ 11.562   $ 11.555   $  9.211  $       -
Accumulation unit value at end of period.....................  $   19.623  $   18.428  $ 13.374   $ 11.562   $ 11.555  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          17         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.163  $   11.747  $ 10.171   $ 10.180   $  8.127  $       -
Accumulation unit value at end of period.....................  $   17.185  $   16.163  $ 11.747   $ 10.171   $ 10.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          41          73        81         91         43          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.866  $   13.732  $ 13.334   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.028  $   18.866  $ 13.732   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          13         7          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.898  $   11.584  $ 10.055   $ 10.089   $  8.075  $       -
Accumulation unit value at end of period.....................  $   16.861  $   15.898  $ 11.584   $ 10.055   $ 10.089  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          20        22         13         44          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.582  $   13.553  $ 11.776   $ 11.827   $  9.476  $       -
Accumulation unit value at end of period.....................  $   19.688  $   18.582  $ 13.553   $ 11.776   $ 11.827  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          15        19         21         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.586  $   11.390  $  9.917   $  9.980   $  8.012  $   6.223
Accumulation unit value at end of period.....................  $   16.481  $   15.586  $ 11.390   $  9.917   $  9.980  $   8.012
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          30        23         27         23         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.029  $   13.202  $ 11.517   $ 11.613   $  9.341  $   7.265
Accumulation unit value at end of period.....................  $   19.025  $   18.029  $ 13.202   $ 11.517   $ 11.613  $   9.341
Number of accumulation units outstanding at end of period (in
thousands)...................................................          46          49        51         52         33         33


                                  APP I-100

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   35.618  $   26.279  $ 21.752   $ 14.740   $ 12.400  $       -
Accumulation unit value at end of period.....................  $   39.401  $   35.618  $ 26.279   $ 21.752   $ 14.740  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           7         4          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   35.022  $   25.930  $ 21.538   $ 22.576   $ 18.706  $       -
Accumulation unit value at end of period.....................  $   38.607  $   35.022  $ 25.930   $ 21.538   $ 22.576  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   34.770  $   25.781  $ 21.447   $ 22.515   $ 18.682  $       -
Accumulation unit value at end of period.....................  $   38.271  $   34.770  $ 25.781   $ 21.447   $ 22.515  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   34.519  $   25.634  $ 25.077   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   37.939  $   34.519  $ 25.634   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   34.353  $   25.536  $ 21.296   $ 22.413   $ 18.644  $       -
Accumulation unit value at end of period.....................  $   37.719  $   34.353  $ 25.536   $ 21.296   $ 22.413  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   34.188  $   25.439  $ 21.236   $ 22.372   $ 18.629  $       -
Accumulation unit value at end of period.....................  $   37.500  $   34.188  $ 25.439   $ 21.236   $ 22.372  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   33.860  $   25.245  $ 21.117   $ 22.290   $ 18.598  $       -
Accumulation unit value at end of period.....................  $   37.066  $   33.860  $ 25.245   $ 21.117   $ 22.290  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   33.535  $   25.053  $ 20.998   $ 22.209   $ 18.568  $  13.860
Accumulation unit value at end of period.....................  $   36.637  $   33.535  $ 25.053   $ 20.998   $ 22.209  $  18.568
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           8         8          9          8          3
HARTFORD MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.085  $   11.941  $ 10.658   $ 11.330   $ 10.230  $       -
Accumulation unit value at end of period.....................  $   13.151  $   13.085  $ 11.941   $ 10.658   $ 11.330  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37          34        43         50          -          -


                                  APP I-101

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.779  $   11.703  $ 10.482   $ 10.653   $  9.505  $       -
Accumulation unit value at end of period.....................  $   12.798  $   12.779  $ 11.703   $ 10.482   $ 10.653  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.650  $   11.602  $ 10.408   $ 10.593   $  9.466  $   7.690
Accumulation unit value at end of period.....................  $   12.650  $   12.650  $ 11.602   $ 10.408   $ 10.593  $   9.466
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          13        23         20          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.523  $   11.503  $ 11.335   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.504  $   12.523  $ 11.503   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          17         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   19.341  $   17.783  $ 15.992   $ 16.318   $ 14.618  $  11.895
Accumulation unit value at end of period.....................  $   19.293  $   19.341  $ 17.783   $ 15.992   $ 16.318  $  14.618
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          15        19         45         58          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.355  $   11.371  $ 10.236   $ 10.455   $  9.375  $       -
Accumulation unit value at end of period.....................  $   12.312  $   12.355  $ 11.371   $ 10.236   $ 10.455  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0        13         10          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   19.063  $   17.580  $ 15.857   $ 16.229   $ 14.582
Accumulation unit value at end of period.....................  $   18.959  $   19.063  $ 17.580   $ 15.857   $ 16.229
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           5         3          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.025  $   11.112  $ 10.043   $ 10.299   $  9.272  $   7.570
Accumulation unit value at end of period.....................  $   11.935  $   12.025  $ 11.112   $ 10.043   $ 10.299  $   9.272
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          23        15         11          3          1
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.091  $        -  $      -   $      -   $      -  $       -(a)
Accumulation unit value at end of period.....................  $   10.946  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          66           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.091  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.938  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          70           -         -          -          -          -


                                  APP I-102

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.091  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.934  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          41           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.091  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.931  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.090  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.929  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          49           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.090  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.927  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.090  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.922  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.090  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.918  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30           -         -          -          -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.104  $   10.095  $  8.918   $ 10.356   $      -  $       -
Accumulation unit value at end of period.....................  $   15.278  $   14.104  $ 10.095   $  8.918   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.971  $   10.034  $  8.896   $ 10.354   $      -  $       -
Accumulation unit value at end of period.....................  $   15.080  $   13.971  $ 10.034   $  8.896   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.914  $   10.008  $  8.886   $ 10.353   $      -  $       -
Accumulation unit value at end of period.....................  $   14.996  $   13.914  $ 10.008   $  8.886   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1          29         1          -          -          -


                                  APP I-103

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.858  $    9.983  $  9.930   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.913  $   13.858  $  9.983   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           9         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.820  $    9.966  $  8.870   $ 10.352   $      -  $       -
Accumulation unit value at end of period.....................  $   14.858  $   13.820  $  9.966   $  8.870   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.783  $    9.949  $  8.864   $ 10.352   $      -  $       -
Accumulation unit value at end of period.....................  $   14.803  $   13.783  $  9.949   $  8.864   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.708  $    9.915  $  8.851   $ 10.351   $      -  $       -
Accumulation unit value at end of period.....................  $   14.693  $   13.708  $  9.915   $  8.851   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.634  $    9.881  $  8.838   $ 10.350   $      -  $       -
Accumulation unit value at end of period.....................  $   14.585  $   13.634  $  9.881   $  8.838   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         5          4          -          -
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   35.339  $   26.363  $ 22.529   $ 27.190   $ 22.370  $       -
Accumulation unit value at end of period.....................  $   38.668  $   35.339  $ 26.363   $ 22.529   $ 27.190  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          12         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   34.747  $   26.013  $ 22.308   $ 22.253   $ 18.325  $       -
Accumulation unit value at end of period.....................  $   37.889  $   34.747  $ 26.013   $ 22.308   $ 22.253  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   34.497  $   25.864  $ 22.214   $ 22.192   $ 18.302  $       -
Accumulation unit value at end of period.....................  $   37.559  $   34.497  $ 25.864   $ 22.214   $ 22.192  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   34.249  $   25.716  $ 25.513   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   37.233  $   34.249  $ 25.716   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -


                                  APP I-104

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   34.084  $   25.618  $ 22.058   $ 22.091   $ 18.265  $       -
Accumulation unit value at end of period.....................  $   37.017  $   34.084  $ 25.618   $ 22.058   $ 22.091  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   33.920  $   25.521  $ 21.995   $ 22.051   $ 18.250  $       -
Accumulation unit value at end of period.....................  $   36.802  $   33.920  $ 25.521   $ 21.995   $ 22.051  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   33.595  $   25.326  $ 21.872   $ 21.971   $ 18.220  $       -
Accumulation unit value at end of period.....................  $   36.376  $   33.595  $ 25.326   $ 21.872   $ 21.971  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   33.272  $   25.133  $ 21.421   $ 23.334   $ 18.015  $  13.579
Accumulation unit value at end of period.....................  $   35.955  $   33.272  $ 25.133   $ 21.421   $ 23.334  $  18.015
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         1         18         15          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   20.961  $   15.499  $ 13.035   $ 13.297   $ 11.502  $       -
Accumulation unit value at end of period.....................  $   22.873  $   20.961  $ 15.499   $ 13.035   $ 13.297  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         3          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   20.135  $   14.940  $ 12.609   $ 12.908   $ 11.205  $       -
Accumulation unit value at end of period.....................  $   21.895  $   20.135  $ 14.940   $ 12.609   $ 12.908  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          28        20         17         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.764  $   14.687  $ 12.414   $ 12.728   $ 11.065  $       -
Accumulation unit value at end of period.....................  $   21.460  $   19.764  $ 14.687   $ 12.414   $ 12.728  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           5        17         17         50          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.710  $   14.669  $ 14.273   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.369  $   19.710  $ 14.669   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          19        22          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.054  $    9.725  $  8.241   $  8.469   $  7.382  $       -
Accumulation unit value at end of period.....................  $   14.138  $   13.054  $  9.725   $  8.241   $  8.469  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           8        13          5          4          -


                                  APP I-105

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.926  $   14.114  $ 11.972   $ 12.317   $ 10.745  $       -
Accumulation unit value at end of period.....................  $   20.478  $   18.926  $ 14.114   $ 11.972   $ 12.317  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          29        25         27         32          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.798  $    9.562  $  8.127   $  8.378   $  7.324  $   5.565
Accumulation unit value at end of period.....................  $   13.819  $   12.798  $  9.562   $  8.127   $  8.378  $   7.324
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          38        27         33          9          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.012  $   13.486  $ 11.485   $ 11.863   $ 10.391  $   7.907
Accumulation unit value at end of period.....................  $   19.411  $   18.012  $ 13.486   $ 11.485   $ 11.863  $  10.391
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          29        41         40         53         44
INVESCO DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.903  $   13.331  $ 11.154   $ 12.581   $ 11.026  $       -
Accumulation unit value at end of period.....................  $   12.483  $   12.903  $ 13.331   $ 11.154   $ 12.581  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.730  $   13.199  $ 11.083   $ 12.544   $ 11.019  $       -
Accumulation unit value at end of period.....................  $   12.273  $   12.730  $ 13.199   $ 11.083   $ 12.544  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          54           4         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.657  $   13.143  $ 11.052   $ 12.528   $ 11.016  $       -
Accumulation unit value at end of period.....................  $   12.184  $   12.657  $ 13.143   $ 11.052   $ 12.528  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.584  $   13.087  $ 12.615   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.095  $   12.584  $ 13.087   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.536  $   13.050  $ 11.001   $ 12.502   $ 11.011  $       -
Accumulation unit value at end of period.....................  $   12.037  $   12.536  $ 13.050   $ 11.001   $ 12.502  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0        26         24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.488  $   13.013  $ 10.981   $ 12.491   $ 11.008  $       -
Accumulation unit value at end of period.....................  $   11.979  $   12.488  $ 13.013   $ 10.981   $ 12.491  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -


                                  APP I-106

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.392  $   12.939  $ 10.940   $ 12.470   $ 11.004  $       -
Accumulation unit value at end of period.....................  $   11.863  $   12.392  $ 12.939   $ 10.940   $ 12.470  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.297  $   12.865  $ 10.900   $ 12.449   $ 11.000  $       -
Accumulation unit value at end of period.....................  $   11.749  $   12.297  $ 12.865   $ 10.900   $ 12.449  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          11        12          8          1          -
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   22.905  $   18.330  $ 16.238   $ 16.441   $ 14.628  $       -
Accumulation unit value at end of period.....................  $   24.983  $   22.905  $ 18.330   $ 16.238   $ 16.441  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          17        11         11          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   21.973  $   17.646  $ 15.687   $ 15.938   $ 14.230  $       -
Accumulation unit value at end of period.....................  $   23.882  $   21.973  $ 17.646   $ 15.687   $ 15.938  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         370         177       130        152        190          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   21.585  $   17.360  $ 15.456   $ 15.727   $ 14.063  $       -
Accumulation unit value at end of period.....................  $   23.426  $   21.585  $ 17.360   $ 15.456   $ 15.727  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          55         251       318        323        289          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   21.204  $   17.079  $ 16.895   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   22.978  $   21.204  $ 17.079   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          56          59        59          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.374  $   10.783  $  9.624   $  9.817   $  8.801  $       -
Accumulation unit value at end of period.....................  $   14.478  $   13.374  $ 10.783   $  9.624   $  9.817  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          19        35         28          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   20.896  $   16.865  $ 15.068   $ 15.386   $ 13.806  $       -
Accumulation unit value at end of period.....................  $   22.599  $   20.896  $ 16.865   $ 15.068   $ 15.386  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          58          77       204        223        239          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.111  $   10.603  $  9.492   $  9.712   $  8.732  $   7.040
Accumulation unit value at end of period.....................  $   14.151  $   13.111  $ 10.603   $  9.492   $  9.712  $   8.732
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          35        26         28         29         24


                                  APP I-107

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   19.746  $   16.000  $ 14.352   $ 14.714   $ 13.256  $  10.702
Accumulation unit value at end of period.....................  $   21.270  $   19.746  $ 16.000   $ 14.352   $ 14.714  $  13.256
Number of accumulation units outstanding at end of period (in
thousands)...................................................          86          93       109         99        106        104
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.391  $   10.005  $  8.732   $  8.919   $  7.917  $       -
Accumulation unit value at end of period.....................  $   14.750  $   13.391  $ 10.005   $  8.732   $  8.919  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -         111       112        120        129          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.710  $   11.029  $  9.659   $  9.900   $  8.819  $       -
Accumulation unit value at end of period.....................  $   16.146  $   14.710  $ 11.029   $  9.659   $  9.900  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.956  $    9.729  $  8.533   $  8.759   $  7.814  $   5.983
Accumulation unit value at end of period.....................  $   14.200  $   12.956  $  9.729   $  8.533   $  8.759  $   7.814
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          27        27         18         24          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.842  $   11.913  $ 11.758   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.336  $   15.842  $ 11.913   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.744  $    9.593  $  8.436   $  8.680   $  7.764  $       -
Accumulation unit value at end of period.....................  $   13.932  $   12.744  $  9.593   $  8.436   $  8.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          28        33         25         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.604  $   11.758  $ 10.349   $ 10.660   $  9.544  $       -
Accumulation unit value at end of period.....................  $   17.042  $   15.604  $ 11.758   $ 10.349   $ 10.660  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          55          70        57         42         36          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.494  $    9.433  $  8.320   $  8.587   $  7.703  $   5.919
Accumulation unit value at end of period.....................  $   13.618  $   12.494  $  9.433   $  8.320   $  8.587  $   7.703
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          21        14         17         21         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.139  $   11.453  $ 10.121   $ 10.467   $  9.409  $   7.239
Accumulation unit value at end of period.....................  $   16.468  $   15.139  $ 11.453   $ 10.121   $ 10.467  $   9.409
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          36        46         42         37         33


                                  APP I-108

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.787  $    9.931  $  8.624   $ 27.560   $ 24.760  $       -
Accumulation unit value at end of period.....................  $   11.776  $   11.787  $  9.931   $  8.624   $ 27.560  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.864  $   10.031  $  8.742   $  9.437   $  8.424  $       -
Accumulation unit value at end of period.....................  $   11.811  $   11.864  $ 10.031   $  8.742   $  9.437  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.404  $    9.656  $  8.428   $  9.112   $  8.146  $       -
Accumulation unit value at end of period.....................  $   11.336  $   11.404  $  9.656   $  8.428   $  9.112  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          64         5          6         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.209  $   13.746  $ 13.426   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.088  $   16.209  $ 13.746   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.217  $    9.522  $  8.331   $  9.030   $  8.093  $   6.112
Accumulation unit value at end of period.....................  $   11.122  $   11.217  $  9.522   $  8.331   $  9.030  $   8.093
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1        10          9         10          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.966  $   13.567  $ 11.882   $ 12.891   $ 11.566  $       -
Accumulation unit value at end of period.....................  $   15.816  $   15.966  $ 13.567   $ 11.882   $ 12.891  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         1          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.997  $    9.363  $  8.217   $  8.932   $  8.030  $       -
Accumulation unit value at end of period.....................  $   10.871  $   10.997  $  9.363   $  8.217   $  8.932  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         2          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.491  $   13.216  $ 11.621   $ 12.659   $ 11.403  $   8.641
Accumulation unit value at end of period.....................  $   15.284  $   15.491  $ 13.216   $ 11.621   $ 12.659  $  11.403
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          15        13         12         10         10
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.956  $   11.646  $ 10.420   $ 29.760   $ 23.370  $       -
Accumulation unit value at end of period.....................  $   17.221  $   15.956  $ 11.646   $ 10.420   $ 29.760  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         3          2          -          -


                                  APP I-109

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.081  $   11.046  $  9.918   $ 10.949   $  8.628  $       -
Accumulation unit value at end of period.....................  $   16.220  $   15.081  $ 11.046   $  9.918   $ 10.949  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.445  $   11.329  $ 10.187   $ 11.264   $  8.890  $       -
Accumulation unit value at end of period.....................  $   16.587  $   15.445  $ 11.329   $ 10.187   $ 11.264  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          12         5          1          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.591  $   13.658  $ 13.450   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.936  $   18.591  $ 13.658   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         8          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.196  $   11.174  $ 10.073   $ 11.165   $  8.834  $   6.450
Accumulation unit value at end of period.....................  $   16.278  $   15.196  $ 11.174   $ 10.073   $ 11.165  $   8.834
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          18        16          3          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.312  $   13.480  $ 12.163   $ 13.496   $ 10.688  $       -
Accumulation unit value at end of period.....................  $   19.597  $   18.312  $ 13.480   $ 12.163   $ 13.496  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          21        16         25         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.902  $   10.991  $  9.938   $ 11.049   $  8.768  $   6.415
Accumulation unit value at end of period.....................  $   15.916  $   14.902  $ 10.991   $  9.938   $ 11.049  $   8.768
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          10         5         17         14          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.767  $   13.130  $ 11.896   $ 13.252   $ 10.537  $   7.720
Accumulation unit value at end of period.....................  $   18.937  $   17.767  $ 13.130   $ 11.896   $ 13.252  $  10.537
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          12        17         14         11         17
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.453  $   18.128  $ 15.554   $ 14.458   $ 11.775  $       -
Accumulation unit value at end of period.....................  $   23.641  $   18.453  $ 18.128   $ 15.554   $ 14.458  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          28        43         25         24          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   31.377  $   30.934  $ 26.634   $ 24.845   $ 20.304  $       -
Accumulation unit value at end of period.....................  $   40.059  $   31.377  $ 30.934   $ 26.634   $ 24.845  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          27        30         29         19          -


                                  APP I-110

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   30.871  $   30.480  $ 26.283   $ 24.554   $ 20.096  $  13.658
Accumulation unit value at end of period.....................  $   39.354  $   30.871  $ 30.480   $ 26.283   $ 24.554  $  20.096
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          25        24         25         18         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   22.805  $   22.550  $ 21.740   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   29.028  $   22.805  $ 22.550   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          10         9          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.562  $   10.455  $  9.038   $  8.464   $  6.945  $       -
Accumulation unit value at end of period.....................  $   13.431  $   10.562  $ 10.455   $  9.038   $  8.464  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          12        14         13         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   29.720  $   29.447  $ 25.481   $ 23.889   $ 19.620  $       -
Accumulation unit value at end of period.....................  $   37.755  $   29.720  $ 29.447   $ 25.481   $ 23.889  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          17        17         22         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.355  $   10.280  $  8.914   $  8.373   $  6.891  $   4.700
Accumulation unit value at end of period.....................  $   13.128  $   10.355  $ 10.280   $  8.914   $  8.373  $   6.891
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          18        18         28         19          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   28.458  $   28.309  $ 24.595   $ 23.150   $ 19.090  $  13.039
Accumulation unit value at end of period.....................  $   36.007  $   28.458  $ 28.309   $ 24.595   $ 23.150  $  19.090
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          24        25         30         20         19
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.966  $   11.631  $ 11.336   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.460  $   15.966  $ 11.631   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.903  $   11.626  $ 11.358   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.338  $   15.903  $ 11.626   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3          11        11          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.447  $   11.309  $ 11.060   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.846  $   15.447  $ 11.309   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          50          57        57          -          -          -


                                  APP I-111

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.929  $   13.146  $ 12.937   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.365  $   17.929  $ 13.146   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          17        18          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.194  $   11.152  $ 10.924   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.548  $   15.194  $ 11.152   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           5         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.660  $   12.975  $ 12.719   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.053  $   17.660  $ 12.975   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           5         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.896  $   10.966  $ 10.764   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.197  $   14.896  $ 10.966   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          36          20        19          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.134  $   12.639  $ 12.422   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.445  $   17.134  $ 12.639   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          20        23          -          -          -
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.860  $   11.604  $ 10.223   $ 12.240   $  9.520  $       -
Accumulation unit value at end of period.....................  $   16.204  $   15.860  $ 11.604   $ 10.223   $ 12.240  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.783  $   12.322  $ 10.894   $ 10.977   $  8.568  $       -
Accumulation unit value at end of period.....................  $   17.087  $   16.783  $ 12.322   $ 10.894   $ 10.977  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.344  $   11.283  $  9.990   $ 10.082   $  7.880  $       -
Accumulation unit value at end of period.....................  $   15.599  $   15.344  $ 11.283   $  9.990   $ 10.082  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          24        16         14         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.478  $   13.607  $ 13.284   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.756  $   18.478  $ 13.607   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-112

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.093  $   11.126  $  9.876   $  9.991   $  7.829  $       -
Accumulation unit value at end of period.....................  $   15.305  $   15.093  $ 11.126   $  9.876   $  9.991  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           7        16          7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.201  $   13.430  $ 11.933   $ 12.085   $  9.479  $       -
Accumulation unit value at end of period.....................  $   18.438  $   18.201  $ 13.430   $ 11.933   $ 12.085  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.797  $   10.940  $  9.740   $  9.883   $  7.768  $       -
Accumulation unit value at end of period.....................  $   14.959  $   14.797  $ 10.940   $  9.740   $  9.883  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         5          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.659  $   13.082  $ 11.671   $ 11.866   $  9.345  $   7.731
Accumulation unit value at end of period.....................  $   17.818  $   17.659  $ 13.082   $ 11.671   $ 11.866  $   9.345
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         7         10          7          4
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   35.220  $   25.174  $ 21.271   $ 21.545   $ 17.061  $       -
Accumulation unit value at end of period.....................  $   37.920  $   35.220  $ 25.174   $ 21.271   $ 21.545  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   34.631  $   24.840  $ 21.062   $ 21.408   $ 17.012  $       -
Accumulation unit value at end of period.....................  $   37.155  $   34.631  $ 24.840   $ 21.062   $ 21.408  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   34.381  $   24.698  $ 20.973   $ 21.350   $ 16.991  $       -
Accumulation unit value at end of period.....................  $   36.832  $   34.381  $ 24.698   $ 20.973   $ 21.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           6         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   34.133  $   24.556  $ 24.124   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   36.512  $   34.133  $ 24.556   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   33.969  $   24.463  $ 20.826   $ 21.253   $ 16.956  $       -
Accumulation unit value at end of period.....................  $   36.300  $   33.969  $ 24.463   $ 20.826   $ 21.253  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-113

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   33.806  $   24.369  $ 20.767   $ 21.214   $ 16.942  $       -
Accumulation unit value at end of period.....................  $   36.090  $   33.806  $ 24.369   $ 20.767   $ 21.214  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   33.481  $   24.184  $ 20.650   $ 21.137   $ 16.914  $       -
Accumulation unit value at end of period.....................  $   35.672  $   33.481  $ 24.184   $ 20.650   $ 21.137  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         1          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   33.160  $   24.000  $ 20.534   $ 21.060   $ 16.887  $  13.681
Accumulation unit value at end of period.....................  $   35.259  $   33.160  $ 24.000   $ 20.534   $ 21.060  $  16.887
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         2          2          1          0
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   37.855  $   26.241  $ 21.421   $ 23.334   $ 18.015  $       -
Accumulation unit value at end of period.....................  $   40.558  $   37.855  $ 26.241   $ 21.421   $ 23.334  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          12        14         18         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   37.222  $   25.892  $ 21.211   $ 23.186   $ 17.963  $       -
Accumulation unit value at end of period.....................  $   39.740  $   37.222  $ 25.892   $ 21.211   $ 23.186  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   36.954  $   25.744  $ 21.121   $ 23.122   $ 17.941  $       -
Accumulation unit value at end of period.....................  $   39.395  $   36.954  $ 25.744   $ 21.121   $ 23.122  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         4          2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   36.688  $   25.597  $ 24.253   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   39.053  $   36.688  $ 25.597   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   36.511  $   25.500  $ 20.973   $ 23.017   $ 17.904  $       -
Accumulation unit value at end of period.....................  $   38.826  $   36.511  $ 25.500   $ 20.973   $ 23.017  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           7         7          7          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   36.336  $   25.402  $ 20.914   $ 22.975   $ 17.889  $       -
Accumulation unit value at end of period.....................  $   38.601  $   36.336  $ 25.402   $ 20.914   $ 22.975  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -


                                  APP I-114

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   35.987  $   25.209  $ 20.796   $ 22.892   $ 17.860  $  13.557
Accumulation unit value at end of period.....................  $   38.154  $   35.987  $ 25.209   $ 20.796   $ 22.892  $  17.860
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         0          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   35.642  $   25.017  $ 20.679   $ 22.809   $ 17.831  $  13.552
Accumulation unit value at end of period.....................  $   37.712  $   35.642  $ 25.017   $ 20.679   $ 22.809  $  17.831
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           8         5          3          2          1
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.695  $   15.038  $ 12.601   $ 13.648   $ 12.434  $       -
Accumulation unit value at end of period.....................  $   17.759  $   18.695  $ 15.038   $ 12.601   $ 13.648  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          16        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.382  $   14.839  $ 12.477   $ 13.561   $ 12.398  $       -
Accumulation unit value at end of period.....................  $   17.401  $   18.382  $ 14.839   $ 12.477   $ 13.561  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         17         14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.250  $   14.754  $ 12.425   $ 13.524   $ 12.383  $       -
Accumulation unit value at end of period.....................  $   17.249  $   18.250  $ 14.754   $ 12.425   $ 13.524  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          20        18         16          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.118  $   14.669  $ 14.278   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.099  $   18.118  $ 14.669   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   18.031  $   14.613  $ 12.337   $ 13.463   $ 12.358  $  10.442
Accumulation unit value at end of period.....................  $   17.000  $   18.031  $ 14.613   $ 12.337   $ 13.463  $  12.358
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          28        23         23         34          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.945  $   14.558  $ 12.302   $ 13.438   $ 12.347  $       -
Accumulation unit value at end of period.....................  $   16.901  $   17.945  $ 14.558   $ 12.302   $ 13.438  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.772  $   14.447  $ 12.233   $ 13.389   $ 12.327  $  10.437
Accumulation unit value at end of period.....................  $   16.706  $   17.772  $ 14.447   $ 12.233   $ 13.389  $  12.327
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          13         7          5          3          1


                                  APP I-115

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.602  $   14.337  $ 12.164   $ 13.341   $ 12.307  $  10.434
Accumulation unit value at end of period.....................  $   16.512  $   17.602  $ 14.337   $ 12.164   $ 13.341  $  12.307
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          24        30         20          7          0
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $    8.161  $    7.543  $  7.506   $ 21.880   $ 18.670  $       -
Accumulation unit value at end of period.....................  $    7.087  $    8.161  $  7.543   $  7.506   $ 21.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    6.627  $    6.147  $  6.138   $  7.836   $  6.710  $       -
Accumulation unit value at end of period.....................  $    5.735  $    6.627  $  6.147   $  6.138   $  7.836  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          36          79        52         45         43          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    7.895  $    7.334  $  7.335   $  9.378   $  8.042  $       -
Accumulation unit value at end of period.....................  $    6.822  $    7.895  $  7.334   $  7.335   $  9.378  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          56          45        60         67         54          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.092  $   10.319  $  9.916   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    9.570  $   11.092  $ 10.319   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          10         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    7.766  $    7.232  $  7.251   $  9.293   $  7.990  $   5.832
Accumulation unit value at end of period.....................  $    6.694  $    7.766  $  7.232   $  7.251   $  9.293  $   7.990
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          22        16         27         19         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.926  $   10.185  $ 10.222   $ 13.114   $ 11.286  $       -
Accumulation unit value at end of period.....................  $    9.408  $   10.926  $ 10.185   $ 10.222   $ 13.114  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          25        23         20         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    7.613  $    7.111  $  7.151   $  9.193   $  7.927  $   5.798
Accumulation unit value at end of period.....................  $    6.542  $    7.613  $  7.111   $  7.151   $  9.193  $   7.927
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          12        16         12         17         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.601  $    9.921  $  9.997   $ 12.878   $ 11.126  $   8.149
Accumulation unit value at end of period.....................  $    9.091  $   10.601  $  9.921   $  9.997   $ 12.878  $  11.126
Number of accumulation units outstanding at end of period (in
thousands)...................................................          60          59        56         60         41         39


                                  APP I-116

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.250  $   11.978  $ 10.834   $ 10.616   $  9.302  $       -
Accumulation unit value at end of period.....................  $   18.104  $   16.250  $ 11.978   $ 10.834   $ 10.616  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -        41          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.451  $   10.689  $  9.702   $  9.541   $  8.389  $       -
Accumulation unit value at end of period.....................  $   16.044  $   14.451  $ 10.689   $  9.702   $  9.541  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -         39         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.721  $   11.647  $ 10.587   $ 10.426   $  9.182  $   7.540
Accumulation unit value at end of period.....................  $   17.428  $   15.721  $ 11.647   $ 10.587   $ 10.426  $   9.182
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          16        45         40         32         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.151  $   13.466  $ 13.530   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.091  $   18.151  $ 13.466   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.464  $   11.484  $ 10.466   $ 10.332   $  9.122  $   7.503
Accumulation unit value at end of period.....................  $   17.100  $   15.464  $ 11.484   $ 10.466   $ 10.332  $   9.122
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          16        15         14          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.879  $   13.291  $ 12.124   $ 11.982   $ 10.589  $       -
Accumulation unit value at end of period.....................  $   19.751  $   17.879  $ 13.291   $ 12.124   $ 11.982  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.160  $   11.293  $ 10.322   $ 10.221   $  9.051  $       -
Accumulation unit value at end of period.....................  $   16.714  $   15.160  $ 11.293   $ 10.322   $ 10.221  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           8         7          5          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.347  $   12.947  $ 11.858   $ 11.766   $ 10.439  $   8.616
Accumulation unit value at end of period.....................  $   19.086  $   17.347  $ 12.947   $ 11.858   $ 11.766  $  10.439
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         3          3          3          3
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.024  $   15.797  $ 12.475   $ 32.820   $ 29.960  $       -
Accumulation unit value at end of period.....................  $   25.066  $   24.024  $ 15.797   $ 12.475   $ 32.820  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           6         1          2          -          -


                                  APP I-117

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   23.472  $   15.488  $ 12.274   $ 12.847   $ 11.619  $       -
Accumulation unit value at end of period.....................  $   24.404  $   23.472  $ 15.488   $ 12.274   $ 12.847  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.239  $   15.358  $ 12.189   $ 12.777   $ 11.573  $       -
Accumulation unit value at end of period.....................  $   24.126  $   23.239  $ 15.358   $ 12.189   $ 12.777  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          17         6          6          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.009  $   15.228  $ 14.869   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   23.851  $   23.009  $ 15.228   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   21.921  $   14.523  $ 11.555   $ 12.142   $ 11.026  $   8.636
Accumulation unit value at end of period.....................  $   22.701  $   21.921  $ 14.523   $ 11.555   $ 12.142  $  11.026
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         4          3          5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   22.705  $   15.057  $ 11.992   $ 12.615   $ 11.467  $       -
Accumulation unit value at end of period.....................  $   23.490  $   22.705  $ 15.057   $ 11.992   $ 12.615  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         1          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   21.491  $   14.280  $ 11.396   $ 12.012   $ 10.940  $   8.586
Accumulation unit value at end of period.....................  $   22.188  $   21.491  $ 14.280   $ 11.396   $ 12.012  $  10.940
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         1          1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   22.110  $   14.721  $ 11.772   $ 12.432   $ 11.346  $   8.916
Accumulation unit value at end of period.....................  $   22.783  $   22.110  $ 14.721   $ 11.772   $ 12.432  $  11.346
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          11        12         11          7          3
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.939  $   14.201  $ 12.602   $ 12.469   $ 11.598  $       -
Accumulation unit value at end of period.....................  $   18.310  $   16.939  $ 14.201   $ 12.602   $ 12.469  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          26        31         33         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.675  $   14.028  $ 12.493   $ 12.405   $ 11.579  $       -
Accumulation unit value at end of period.....................  $   17.961  $   16.675  $ 14.028   $ 12.493   $ 12.405  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-118

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.563  $   13.955  $ 12.446   $ 12.377   $ 11.570  $       -
Accumulation unit value at end of period.....................  $   17.814  $   16.563  $ 13.955   $ 12.446   $ 12.377  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           7         6          6          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.452  $   13.882  $ 13.754   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.668  $   16.452  $ 13.882   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.378  $   13.834  $ 12.369   $ 12.331   $ 11.556  $  10.000
Accumulation unit value at end of period.....................  $   17.571  $   16.378  $ 13.834   $ 12.369   $ 12.331  $  11.556
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          16        18          2          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.305  $   13.786  $ 12.338   $ 12.313   $ 11.550  $       -
Accumulation unit value at end of period.....................  $   17.475  $   16.305  $ 13.786   $ 12.338   $ 12.313  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         4          3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.159  $   13.690  $ 12.277   $ 12.276   $ 11.539  $       -
Accumulation unit value at end of period.....................  $   17.284  $   16.159  $ 13.690   $ 12.277   $ 12.276  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -         29          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.014  $   13.595  $ 12.216   $ 12.239   $ 11.528  $  10.000
Accumulation unit value at end of period.....................  $   17.096  $   16.014  $ 13.595   $ 12.216   $ 12.239  $  11.528
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          12        13          7          3          -
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.045  $   18.451  $ 15.726   $ 16.064   $ 12.805  $       -
Accumulation unit value at end of period.....................  $   26.846  $   24.045  $ 18.451   $ 15.726   $ 16.064  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   23.670  $   18.228  $ 15.590   $ 15.981   $ 12.783  $       -
Accumulation unit value at end of period.....................  $   26.335  $   23.670  $ 18.228   $ 15.590   $ 15.981  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.511  $   18.132  $ 15.531   $ 15.945   $ 12.773  $       -
Accumulation unit value at end of period.....................  $   26.119  $   23.511  $ 18.132   $ 15.531   $ 15.945  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7          14        25         22         19          -


                                  APP I-119

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.354  $   18.038  $ 17.486   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   25.905  $   23.354  $ 18.038   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.249  $   17.975  $ 15.435   $ 15.886   $ 12.758  $       -
Accumulation unit value at end of period.....................  $   25.763  $   23.249  $ 17.975   $ 15.435   $ 15.886  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          6          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.145  $   17.912  $ 15.397   $ 15.862   $ 12.751  $       -
Accumulation unit value at end of period.....................  $   25.622  $   23.145  $ 17.912   $ 15.397   $ 15.862  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         1          3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   22.938  $   17.788  $ 15.320   $ 15.815   $ 12.739  $       -
Accumulation unit value at end of period.....................  $   25.343  $   22.938  $ 17.788   $ 15.320   $ 15.815  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         2          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   22.733  $   17.664  $ 15.244   $ 15.768   $ 12.726  $  10.000
Accumulation unit value at end of period.....................  $   25.066  $   22.733  $ 17.664   $ 15.244   $ 15.768  $  12.726
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           9        11          9          7          5
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   26.718  $   20.283  $ 16.404   $ 33.290   $ 31.520  $       -
Accumulation unit value at end of period.....................  $   29.007  $   26.718  $ 20.283   $ 16.404   $ 33.290  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.617  $   11.897  $  9.656   $ 10.455   $  9.934  $       -
Accumulation unit value at end of period.....................  $   16.896  $   15.617  $ 11.897   $  9.656   $ 10.455  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         196          51        41         44         40          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.069  $   17.600  $ 14.306   $ 15.513   $ 14.762  $       -
Accumulation unit value at end of period.....................  $   24.921  $   23.069  $ 17.600   $ 14.306   $ 15.513  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          48         168       242        235        192          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   24.734  $   18.899  $ 18.781   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   26.679  $   24.734  $ 18.899   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          10        11          -          -          -


                                  APP I-120

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.047  $   11.508  $  9.378   $ 10.195   $  9.725  $   7.622
Accumulation unit value at end of period.....................  $   16.214  $   15.047  $ 11.508   $  9.378   $ 10.195  $   9.725
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          15        18         31         58         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   22.062  $   16.891  $ 13.777   $ 14.993   $ 14.317  $       -
Accumulation unit value at end of period.....................  $   23.749  $   22.062  $ 16.891   $ 13.777   $ 14.993  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          31        58         60         55          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.751  $   11.317  $  9.249   $ 10.085   $  9.650  $   7.577
Accumulation unit value at end of period.....................  $   15.848  $   14.751  $ 11.317   $  9.249   $ 10.085  $   9.650
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          24        20         19         18          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   23.033  $   17.705  $ 14.499   $ 15.842   $ 15.188  $  11.942
Accumulation unit value at end of period.....................  $   24.696  $   23.033  $ 17.705   $ 14.499   $ 15.842  $  15.188
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          26        35         29         30         34
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.719  $   11.372  $ 10.145   $ 50.540   $ 42.480  $       -
Accumulation unit value at end of period.....................  $   10.946  $   12.719  $ 11.372   $ 10.145   $ 50.540  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0       171        137          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.520  $   11.234  $ 10.057   $ 15.045   $ 12.690  $       -
Accumulation unit value at end of period.....................  $   10.738  $   12.520  $ 11.234   $ 10.057   $ 15.045  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         112          30        64         38         32          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.436  $   11.175  $ 10.019   $ 15.012   $ 12.681  $  10.000
Accumulation unit value at end of period.....................  $   10.650  $   12.436  $ 11.175   $ 10.019   $ 15.012  $  12.681
Number of accumulation units outstanding at end of period (in
thousands)...................................................          44         162       189        211        191        132
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.353  $   11.117  $ 10.195   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.563  $   12.353  $ 11.117   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          13        32          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.297  $   11.078  $  9.957   $ 14.956   $ 12.665  $  10.000
Accumulation unit value at end of period.....................  $   10.505  $   12.297  $ 11.078   $  9.957   $ 14.956  $  12.665
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          12        16         24         19         13


                                  APP I-121

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.242  $   11.039  $  9.932   $ 14.934   $ 12.659  $       -
Accumulation unit value at end of period.....................  $   10.447  $   12.242  $ 11.039   $  9.932   $ 14.934  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          12        80        113        103          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.133  $   10.963  $  9.883   $ 14.889   $ 12.647  $  10.000
Accumulation unit value at end of period.....................  $   10.333  $   12.133  $ 10.963   $  9.883   $ 14.889  $  12.647
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          27        17         27          9          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.024  $   10.886  $  9.834   $ 14.845   $ 12.634  $  10.000
Accumulation unit value at end of period.....................  $   10.220  $   12.024  $ 10.886   $  9.834   $ 14.845  $  12.634
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43          51        57         50         56         46
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.847  $   13.099  $ 12.497   $ 11.470   $ 11.110  $       -
Accumulation unit value at end of period.....................  $   13.495  $   12.847  $ 13.099   $ 12.497   $ 11.470  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22          44        46         52          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.632  $   12.925  $ 12.374   $ 11.585   $ 10.859  $       -
Accumulation unit value at end of period.....................  $   13.223  $   12.632  $ 12.925   $ 12.374   $ 11.585  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          23        18         17         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.541  $   12.851  $ 12.321   $ 11.554   $ 10.845  $       -
Accumulation unit value at end of period.....................  $   13.108  $   12.541  $ 12.851   $ 12.321   $ 11.554  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.451  $   12.777  $ 12.812   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.994  $   12.451  $ 12.777   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.391  $   12.729  $ 12.235   $ 11.501   $ 10.823  $       -
Accumulation unit value at end of period.....................  $   12.918  $   12.391  $ 12.729   $ 12.235   $ 11.501  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          21        17         15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.331  $   12.680  $ 12.200   $ 11.480   $ 10.814  $       -
Accumulation unit value at end of period.....................  $   12.843  $   12.331  $ 12.680   $ 12.200   $ 11.480  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          -          -


                                  APP I-122

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.213  $   12.584  $ 12.132   $ 11.438   $ 10.796  $       -
Accumulation unit value at end of period.....................  $   12.694  $   12.213  $ 12.584   $ 12.132   $ 11.438  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           7         7          1          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.096  $   12.488  $ 12.063   $ 11.397   $ 10.779  $  10.177
Accumulation unit value at end of period.....................  $   12.547  $   12.096  $ 12.488   $ 12.063   $ 11.397  $  10.779
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           8         6          5          3          1
JPMORGAN PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.004  $   10.003  $ 10.002   $ 10.001   $ 10.000  $       -
Accumulation unit value at end of period.....................  $   10.006  $   10.004  $ 10.003   $ 10.002   $ 10.001  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    9.871  $    9.904  $  9.938   $  9.971   $  9.994  $       -
Accumulation unit value at end of period.....................  $    9.837  $    9.871  $  9.904   $  9.938   $  9.971  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          94          71         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    9.814  $    9.862  $  9.910   $  9.959   $  9.991  $       -
Accumulation unit value at end of period.....................  $    9.766  $    9.814  $  9.862   $  9.910   $  9.959  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23           2        39         37         39          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $    9.757  $    9.820  $  9.825   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    9.695  $    9.757  $  9.820   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          12         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    9.720  $    9.792  $  9.865   $  9.938   $  9.986  $       -
Accumulation unit value at end of period.....................  $    9.648  $    9.720  $  9.792   $  9.865   $  9.938  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          41        48         34        115          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    9.683  $    9.764  $  9.846   $  9.929   $  9.985  $       -
Accumulation unit value at end of period.....................  $    9.602  $    9.683  $  9.764   $  9.846   $  9.929  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.608  $    9.709  $  9.810   $  9.913   $  9.981  $       -
Accumulation unit value at end of period.....................  $    9.509  $    9.608  $  9.709   $  9.810   $  9.913  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          15        14         21          4          -


                                  APP I-123

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.535  $    9.654  $  9.774   $  9.896   $  9.977  $       -
Accumulation unit value at end of period.....................  $    9.417  $    9.535  $  9.654   $  9.774   $  9.896  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          75          65        74         68         21          -
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   33.761  $   24.867  $ 21.115   $ 33.790   $ 27.710  $       -
Accumulation unit value at end of period.....................  $   36.123  $   33.761  $ 24.867   $ 21.115   $ 33.790  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   33.196  $   24.536  $ 20.908   $ 20.447   $ 16.285  $       -
Accumulation unit value at end of period.....................  $   35.395  $   33.196  $ 24.536   $ 20.908   $ 20.447  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   32.957  $   24.396  $ 20.819   $ 20.392   $ 16.265  $  13.203
Accumulation unit value at end of period.....................  $   35.087  $   32.957  $ 24.396   $ 20.819   $ 20.392  $  16.265
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         8          5          5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   32.720  $   24.257  $ 23.822   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   34.782  $   32.720  $ 24.257   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   32.562  $   24.164  $ 20.673   $ 20.299   $ 16.232  $  13.198
Accumulation unit value at end of period.....................  $   34.580  $   32.562  $ 24.164   $ 20.673   $ 20.299  $  16.232
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          4          4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   32.406  $   24.072  $ 20.615   $ 20.262   $ 16.218  $       -
Accumulation unit value at end of period.....................  $   34.379  $   32.406  $ 24.072   $ 20.615   $ 20.262  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   32.095  $   23.889  $ 20.499   $ 20.188   $ 16.192  $       -
Accumulation unit value at end of period.....................  $   33.981  $   32.095  $ 23.889   $ 20.499   $ 20.188  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   31.787  $   23.707  $ 20.383   $ 20.115   $ 16.165  $  13.188
Accumulation unit value at end of period.....................  $   33.588  $   31.787  $ 23.707   $ 20.383   $ 20.115  $  16.165
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         1          2          1          1


                                  APP I-124

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   38.703  $   26.177  $ 23.324   $ 11.170   $  8.350  $       -
Accumulation unit value at end of period.....................  $   38.619  $   38.703  $ 26.177   $ 23.324   $ 11.170  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -        18         23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   38.055  $   25.829  $ 23.094   $ 24.024   $ 18.022  $       -
Accumulation unit value at end of period.....................  $   37.840  $   38.055  $ 25.829   $ 23.094   $ 24.024  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   37.781  $   25.682  $ 22.997   $ 23.958   $ 17.999  $       -
Accumulation unit value at end of period.....................  $   37.511  $   37.781  $ 25.682   $ 22.997   $ 23.958  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   37.509  $   25.535  $ 25.051   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   37.185  $   37.509  $ 25.535   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   37.329  $   25.438  $ 22.835   $ 23.850   $ 17.962  $       -
Accumulation unit value at end of period.....................  $   36.969  $   37.329  $ 25.438   $ 22.835   $ 23.850  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   37.149  $   25.341  $ 22.771   $ 23.806   $ 17.948  $       -
Accumulation unit value at end of period.....................  $   36.755  $   37.149  $ 25.341   $ 22.771   $ 23.806  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   36.793  $   25.148  $ 22.643   $ 23.720   $ 17.918  $       -
Accumulation unit value at end of period.....................  $   36.329  $   36.793  $ 25.148   $ 22.643   $ 23.720  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           7         3          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   36.440  $   24.956  $ 22.515   $ 23.633   $ 17.889  $  13.739
Accumulation unit value at end of period.....................  $   35.909  $   36.440  $ 24.956   $ 22.515   $ 23.633  $  17.889
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           8        10         10          3          2
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   36.396  $   26.729  $ 22.241   $ 18.200   $ 14.570  $       -
Accumulation unit value at end of period.....................  $   37.852  $   36.396  $ 26.729   $ 22.241   $ 18.200  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          16        16          -          -          -


                                  APP I-125

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   35.787  $   26.374  $ 22.022   $ 23.054   $ 18.438  $       -
Accumulation unit value at end of period.....................  $   37.088  $   35.787  $ 26.374   $ 22.022   $ 23.054  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         15         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   35.529  $   26.224  $ 21.929   $ 22.991   $ 18.415  $       -
Accumulation unit value at end of period.....................  $   36.766  $   35.529  $ 26.224   $ 21.929   $ 22.991  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   35.273  $   26.074  $ 25.121   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   36.446  $   35.273  $ 26.074   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   35.103  $   25.974  $ 21.775   $ 22.887   $ 18.377  $       -
Accumulation unit value at end of period.....................  $   36.235  $   35.103  $ 25.974   $ 21.775   $ 22.887  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   34.935  $   25.875  $ 21.714   $ 22.845   $ 18.362  $       -
Accumulation unit value at end of period.....................  $   36.025  $   34.935  $ 25.875   $ 21.714   $ 22.845  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   34.599  $   25.678  $ 21.591   $ 22.762   $ 18.332  $       -
Accumulation unit value at end of period.....................  $   35.608  $   34.599  $ 25.678   $ 21.591   $ 22.762  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   34.267  $   25.483  $ 21.470   $ 22.679   $ 18.302  $  14.190
Accumulation unit value at end of period.....................  $   35.196  $   34.267  $ 25.483   $ 21.470   $ 22.679  $  18.302
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          0          0          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.216  $   11.088  $  9.859   $ 10.397   $      -  $       -
Accumulation unit value at end of period.....................  $   12.894  $   12.216  $ 11.088   $  9.859   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          29        24          8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.093  $   11.015  $  9.828   $ 10.389   $      -  $       -
Accumulation unit value at end of period.....................  $   12.719  $   12.093  $ 11.015   $  9.828   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          20         -          -          -          -


                                  APP I-126

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.040  $   10.984  $  9.815   $ 10.386   $      -  $       -
Accumulation unit value at end of period.....................  $   12.646  $   12.040  $ 10.984   $  9.815   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           6         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.988  $   10.953  $ 10.821   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.572  $   11.988  $ 10.953   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.954  $   10.932  $  9.793   $ 10.381   $      -  $       -
Accumulation unit value at end of period.....................  $   12.523  $   11.954  $ 10.932   $  9.793   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          24        23          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.919  $   10.911  $  9.784   $ 10.378   $      -  $       -
Accumulation unit value at end of period.....................  $   12.475  $   11.919  $ 10.911   $  9.784   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           4         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.851  $   10.870  $  9.767   $ 10.374   $      -  $       -
Accumulation unit value at end of period.....................  $   12.378  $   11.851  $ 10.870   $  9.767   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20           2         4         22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.782  $   10.829  $  9.750   $ 10.369   $      -  $       -
Accumulation unit value at end of period.....................  $   12.282  $   11.782  $ 10.829   $  9.750   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          49          17         1          0          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.616  $   11.123  $  9.733   $ 10.424   $      -  $       -
Accumulation unit value at end of period.....................  $   13.460  $   12.616  $ 11.123   $  9.733   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          36        34         13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.489  $   11.049  $  9.702   $ 10.416   $      -  $       -
Accumulation unit value at end of period.....................  $   13.278  $   12.489  $ 11.049   $  9.702   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          23         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.435  $   11.018  $  9.689   $ 10.413   $      -  $       -
Accumulation unit value at end of period.....................  $   13.201  $   12.435  $ 11.018   $  9.689   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          57          11         -          -          -          -


                                  APP I-127

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.381  $   10.987  $ 10.821   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.124  $   12.381  $ 10.987   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.346  $   10.966  $  9.668   $ 10.407   $      -  $       -
Accumulation unit value at end of period.....................  $   13.074  $   12.346  $ 10.966   $  9.668   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20           7         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.310  $   10.946  $  9.659   $ 10.405   $      -  $       -
Accumulation unit value at end of period.....................  $   13.023  $   12.310  $ 10.946   $  9.659   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          47          18        14          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.239  $   10.904  $  9.642   $ 10.401   $      -  $       -
Accumulation unit value at end of period.....................  $   12.922  $   12.239  $ 10.904   $  9.642   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43           1         1          6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.169  $   10.863  $  9.625   $ 10.396   $      -  $       -
Accumulation unit value at end of period.....................  $   12.822  $   12.169  $ 10.863   $  9.625   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         106           8         4          2          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.906  $   11.045  $  9.536   $ 10.457   $      -  $       -
Accumulation unit value at end of period.....................  $   13.828  $   12.906  $ 11.045   $  9.536   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          14        13          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.776  $   10.972  $  9.506   $ 10.449   $      -  $       -
Accumulation unit value at end of period.....................  $   13.642  $   12.776  $ 10.972   $  9.506   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           4         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.721  $   10.941  $  9.493   $ 10.446   $      -  $       -
Accumulation unit value at end of period.....................  $   13.562  $   12.721  $ 10.941   $  9.493   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19           4         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.666  $   10.910  $ 10.710   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.483  $   12.666  $ 10.910   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           -         -          -          -          -


                                  APP I-128

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.629  $   10.890  $  9.472   $ 10.440   $      -  $       -
Accumulation unit value at end of period.....................  $   13.431  $   12.629  $ 10.890   $  9.472   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          99          15        20          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.593  $   10.869  $  9.464   $ 10.438   $      -  $       -
Accumulation unit value at end of period.....................  $   13.379  $   12.593  $ 10.869   $  9.464   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          53          45        26          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.520  $   10.828  $  9.447   $ 10.434   $      -  $       -
Accumulation unit value at end of period.....................  $   13.275  $   12.520  $ 10.828   $  9.447   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          44          10         4         20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.448  $   10.788  $  9.430   $ 10.429   $      -  $       -
Accumulation unit value at end of period.....................  $   13.173  $   12.448  $ 10.788   $  9.430   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         142          60        48          8          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.103  $   10.948  $  9.367   $ 10.481   $      -  $       -
Accumulation unit value at end of period.....................  $   14.076  $   13.103  $ 10.948   $  9.367   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10         101        80         68          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.971  $   10.876  $  9.338   $ 10.473   $      -  $       -
Accumulation unit value at end of period.....................  $   13.886  $   12.971  $ 10.876   $  9.338   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           5         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.915  $   10.845  $  9.326   $ 10.470   $      -  $       -
Accumulation unit value at end of period.....................  $   13.805  $   12.915  $ 10.845   $  9.326   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          38          10         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.859  $   10.815  $ 10.584   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.725  $   12.859  $ 10.815   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.822  $   10.794  $  9.305   $ 10.465   $      -  $       -
Accumulation unit value at end of period.....................  $   13.671  $   12.822  $ 10.794   $  9.305   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          40           4         4          -          -          -


                                  APP I-129

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.785  $   10.774  $  9.297   $ 10.462   $      -  $       -
Accumulation unit value at end of period.....................  $   13.618  $   12.785  $ 10.774   $  9.297   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          68          13         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.711  $   10.733  $  9.280   $ 10.458   $      -  $       -
Accumulation unit value at end of period.....................  $   13.513  $   12.711  $ 10.733   $  9.280   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          57           2         1          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.638  $   10.693  $  9.264   $ 10.453   $      -  $       -
Accumulation unit value at end of period.....................  $   13.408  $   12.638  $ 10.693   $  9.264   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         110          38         9          7          -          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.314  $   10.926  $  9.269   $ 10.502   $      -  $       -
Accumulation unit value at end of period.....................  $   14.323  $   13.314  $ 10.926   $  9.269   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          45          15        10          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.181  $   10.854  $  9.240   $ 10.494   $      -  $       -
Accumulation unit value at end of period.....................  $   14.129  $   13.181  $ 10.854   $  9.240   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          10         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.124  $   10.823  $  9.228   $ 10.490   $      -  $       -
Accumulation unit value at end of period.....................  $   14.047  $   13.124  $ 10.823   $  9.228   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          10         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.067  $   10.792  $ 10.545   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.965  $   13.067  $ 10.792   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.029  $   10.772  $  9.207   $ 10.485   $      -  $       -
Accumulation unit value at end of period.....................  $   13.911  $   13.029  $ 10.772   $  9.207   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18           7         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.992  $   10.752  $  9.199   $ 10.483   $      -  $       -
Accumulation unit value at end of period.....................  $   13.857  $   12.992  $ 10.752   $  9.199   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          23        16          -          -          -


                                  APP I-130

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.917  $   10.711  $  9.183   $ 10.478   $      -  $       -
Accumulation unit value at end of period.....................  $   13.750  $   12.917  $ 10.711   $  9.183   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22           2         1          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.842  $   10.671  $  9.166   $ 10.474   $      -  $       -
Accumulation unit value at end of period.....................  $   13.643  $   12.842  $ 10.671   $  9.166   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          45           9         8          5          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.408  $   10.921  $  9.260   $ 10.503   $      -  $       -
Accumulation unit value at end of period.....................  $   14.431  $   13.408  $ 10.921   $  9.260   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          57        47         34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.273  $   10.849  $  9.231   $ 10.495   $      -  $       -
Accumulation unit value at end of period.....................  $   14.236  $   13.273  $ 10.849   $  9.231   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13           6         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.216  $   10.818  $  9.219   $ 10.492   $      -  $       -
Accumulation unit value at end of period.....................  $   14.153  $   13.216  $ 10.818   $  9.219   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          10         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.159  $   10.788  $ 10.534   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.071  $   13.159  $ 10.788   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.121  $   10.767  $  9.198   $ 10.486   $      -  $       -
Accumulation unit value at end of period.....................  $   14.016  $   13.121  $ 10.767   $  9.198   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34           5         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.083  $   10.747  $  9.190   $ 10.484   $      -  $       -
Accumulation unit value at end of period.....................  $   13.962  $   13.083  $ 10.747   $  9.190   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          10         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.008  $   10.707  $  9.174   $ 10.479   $      -  $       -
Accumulation unit value at end of period.....................  $   13.854  $   13.008  $ 10.707   $  9.174   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22           2         1          5          -          -


                                  APP I-131

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.933  $   10.666  $  9.157   $ 10.475   $      -  $       -
Accumulation unit value at end of period.....................  $   13.747  $   12.933  $ 10.666   $  9.157   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          37           7         1          1          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.420  $   10.933  $  9.255   $ 10.494   $      -  $       -
Accumulation unit value at end of period.....................  $   14.434  $   13.420  $ 10.933   $  9.255   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          31          13        10          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.285  $   10.861  $  9.227   $ 10.486   $      -  $       -
Accumulation unit value at end of period.....................  $   14.239  $   13.285  $ 10.861   $  9.227   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.228  $   10.830  $  9.214   $ 10.483   $      -  $       -
Accumulation unit value at end of period.....................  $   14.156  $   13.228  $ 10.830   $  9.214   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           6         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.171  $   10.800  $ 10.545   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.074  $   13.171  $ 10.800   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.133  $   10.779  $  9.194   $ 10.477   $      -  $       -
Accumulation unit value at end of period.....................  $   14.019  $   13.133  $ 10.779   $  9.194   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           5         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.095  $   10.759  $  9.186   $ 10.475   $      -  $       -
Accumulation unit value at end of period.....................  $   13.965  $   13.095  $ 10.759   $  9.186   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23           8         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.019  $   10.719  $  9.169   $ 10.470   $      -  $       -
Accumulation unit value at end of period.....................  $   13.857  $   13.019  $ 10.719   $  9.169   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20           6         5          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.944  $   10.678  $  9.153   $ 10.466   $      -  $       -
Accumulation unit value at end of period.....................  $   13.749  $   12.944  $ 10.678   $  9.153   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          54           5         1          1          -          -


                                  APP I-132

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.409  $   10.924  $  9.257   $ 10.496   $      -  $       -
Accumulation unit value at end of period.....................  $   14.422  $   13.409  $ 10.924   $  9.257   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          86        71         54          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.275  $   10.852  $  9.228   $ 10.488   $      -  $       -
Accumulation unit value at end of period.....................  $   14.227  $   13.275  $ 10.852   $  9.228   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.217  $   10.821  $  9.216   $ 10.485   $      -  $       -
Accumulation unit value at end of period.....................  $   14.144  $   13.217  $ 10.821   $  9.216   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.160  $   10.790  $ 10.538   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.062  $   13.160  $ 10.790   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.122  $   10.770  $  9.195   $ 10.479   $      -  $       -
Accumulation unit value at end of period.....................  $   14.007  $   13.122  $ 10.770   $  9.195   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.084  $   10.750  $  9.187   $ 10.477   $      -  $       -
Accumulation unit value at end of period.....................  $   13.953  $   13.084  $ 10.750   $  9.187   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           4         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.009  $   10.709  $  9.171   $ 10.473   $      -  $       -
Accumulation unit value at end of period.....................  $   13.845  $   13.009  $ 10.709   $  9.171   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           2         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.934  $   10.669  $  9.155   $ 10.468   $      -  $       -
Accumulation unit value at end of period.....................  $   13.738  $   12.934  $ 10.669   $  9.155   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30           4         0          -          -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.063  $   10.642  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.060  $   13.063  $ 10.642   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -


                                  APP I-133

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.984  $   10.615  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.926  $   12.984  $ 10.615   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.951  $   10.603  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.870  $   12.951  $ 10.603   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.918  $   10.592  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.813  $   12.918  $ 10.592   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.896  $   10.584  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.776  $   12.896  $ 10.584   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.873  $   10.577  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.738  $   12.873  $ 10.577   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.829  $   10.562  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.664  $   12.829  $ 10.562   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.785  $   10.546  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.590  $   12.785  $ 10.546   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           1         -          -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.852  $   11.013  $ 10.012   $ 10.336   $      -  $       -
Accumulation unit value at end of period.....................  $   12.438  $   11.852  $ 11.013   $ 10.012   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.733  $   10.940  $  9.981   $ 10.329   $      -  $       -
Accumulation unit value at end of period.....................  $   12.270  $   11.733  $ 10.940   $  9.981   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -


                                  APP I-134

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.682  $   10.909  $  9.968   $ 10.325   $      -  $       -
Accumulation unit value at end of period.....................  $   12.198  $   11.682  $ 10.909   $  9.968   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.631  $   10.879  $ 10.786   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.127  $   11.631  $ 10.879   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.598  $   10.858  $  9.946   $ 10.320   $      -  $       -
Accumulation unit value at end of period.....................  $   12.080  $   11.598  $ 10.858   $  9.946   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.564  $   10.838  $  9.937   $ 10.318   $      -  $       -
Accumulation unit value at end of period.....................  $   12.033  $   11.564  $ 10.838   $  9.937   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.498  $   10.797  $  9.919   $ 10.313   $      -  $       -
Accumulation unit value at end of period.....................  $   11.940  $   11.498  $ 10.797   $  9.919   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.432  $   10.756  $  9.902   $ 10.309   $      -  $       -
Accumulation unit value at end of period.....................  $   11.848  $   11.432  $ 10.756   $  9.902   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          17        11         20          -          -
JPMORGAN U.S. EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.965  $   13.251  $ 11.333   $ 10.250   $  9.700  $       -
Accumulation unit value at end of period.....................  $   20.379  $   17.965  $ 13.251   $ 11.333   $ 10.250  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          10        11          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.725  $   13.120  $ 11.260   $ 11.508   $ 10.873  $       -
Accumulation unit value at end of period.....................  $   20.037  $   17.725  $ 13.120   $ 11.260   $ 11.508  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.623  $   13.064  $ 11.229   $ 11.493   $ 10.870  $       -
Accumulation unit value at end of period.....................  $   19.892  $   17.623  $ 13.064   $ 11.229   $ 11.493  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           2         0          -          -          -


                                  APP I-135

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.522  $   13.009  $ 12.880   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.748  $   17.522  $ 13.009   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.454  $   12.972  $ 11.178   $ 11.469   $ 10.865  $       -
Accumulation unit value at end of period.....................  $   19.652  $   17.454  $ 12.972   $ 11.178   $ 11.469  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.387  $   12.935  $ 11.157   $ 11.459   $ 10.863  $       -
Accumulation unit value at end of period.....................  $   19.557  $   17.387  $ 12.935   $ 11.157   $ 11.459  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.254  $   12.861  $ 11.116   $ 11.440   $ 10.860  $       -
Accumulation unit value at end of period.....................  $   19.369  $   17.254  $ 12.861   $ 11.116   $ 11.440  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3          14         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.122  $   12.788  $ 11.075   $ 11.421   $ 10.856  $       -
Accumulation unit value at end of period.....................  $   19.182  $   17.122  $ 12.788   $ 11.075   $ 11.421  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           7         4          3          0          -
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.128  $   11.080  $ 10.012   $ 15.140   $ 13.930  $       -
Accumulation unit value at end of period.....................  $   12.701  $   12.128  $ 11.080   $ 10.012   $ 15.140  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43          67        47          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.888  $   10.899  $  9.883   $  9.794   $  8.889  $       -
Accumulation unit value at end of period.....................  $   12.406  $   11.888  $ 10.899   $  9.883   $  9.794  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          63          67        59        101         60          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.357  $   11.346  $ 10.304   $ 10.226   $  9.296  $   7.598
Accumulation unit value at end of period.....................  $   12.877  $   12.357  $ 11.346   $ 10.304   $ 10.226  $   9.296
Number of accumulation units outstanding at end of period (in
thousands)...................................................         140         168       194        147        139        106
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.742  $   12.637  $ 12.501   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.298  $   13.742  $ 12.637   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         128         118        91          -          -          -


                                  APP I-136

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.541  $   10.623  $  9.671   $  9.623   $  8.769  $   7.179
Accumulation unit value at end of period.....................  $   11.996  $   11.541  $ 10.623   $  9.671   $  9.623  $   8.769
Number of accumulation units outstanding at end of period (in
thousands)...................................................          38          43        52         30         13          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.536  $   12.472  $ 11.366   $ 11.320   $ 10.326  $       -
Accumulation unit value at end of period.....................  $   14.056  $   13.536  $ 12.472   $ 11.366   $ 11.320  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          77          66        62         50         85          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.315  $   10.446  $  9.539   $  9.519   $  8.701  $   7.138
Accumulation unit value at end of period.....................  $   11.725  $   11.315  $ 10.446   $  9.539   $  9.519  $   8.701
Number of accumulation units outstanding at end of period (in
thousands)...................................................          99          87        63         69         68         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.134  $   12.150  $ 11.116   $ 11.116   $ 10.181  $   8.363
Accumulation unit value at end of period.....................  $   13.583  $   13.134  $ 12.150   $ 11.116   $ 11.116  $  10.181
Number of accumulation units outstanding at end of period (in
thousands)...................................................         174         183       234        213        165        129
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.807  $   10.408  $  9.231   $ 14.330   $ 13.050  $       -
Accumulation unit value at end of period.....................  $   12.396  $   11.807  $ 10.408   $  9.231   $ 14.330  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          85          93        74         14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.607  $   10.267  $  9.138   $  9.251   $  8.323  $       -
Accumulation unit value at end of period.....................  $   12.143  $   11.607  $ 10.267   $  9.138   $  9.251  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          90         100        86         99         59          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.156  $   10.769  $  9.599   $  9.732   $  8.769  $   6.955
Accumulation unit value at end of period.....................  $   12.698  $   12.156  $ 10.769   $  9.599   $  9.732  $   8.769
Number of accumulation units outstanding at end of period (in
thousands)...................................................         198         182       215        204        212        138
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.762  $   12.210  $ 12.031   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.354  $   13.762  $ 12.210   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         195         182       143          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.236  $    9.979  $  8.917   $  9.063   $  8.187  $   6.505
Accumulation unit value at end of period.....................  $   11.708  $   11.236  $  9.979   $  8.917   $  9.063  $   8.187
Number of accumulation units outstanding at end of period (in
thousands)...................................................          65          90       149         63         60          5


                                  APP I-137

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.556  $   12.051  $ 10.780   $ 10.967   $  9.917  $       -
Accumulation unit value at end of period.....................  $   14.111  $   13.556  $ 12.051   $ 10.780   $ 10.967  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         211         178       137        128        186          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.016  $    9.813  $  8.795   $  8.966   $  8.123  $   6.467
Accumulation unit value at end of period.....................  $   11.444  $   11.016  $  9.813   $  8.795   $  8.966  $   8.123
Number of accumulation units outstanding at end of period (in
thousands)...................................................         106         112       110         85         67         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.153  $   11.740  $ 10.543   $ 10.769   $  9.777  $   7.794
Accumulation unit value at end of period.....................  $   13.636  $   13.153  $ 11.740   $ 10.543   $ 10.769  $   9.777
Number of accumulation units outstanding at end of period (in
thousands)...................................................         203         220       203        152        115         75
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.484  $    9.841  $  8.601   $ 16.970   $ 15.330  $       -
Accumulation unit value at end of period.....................  $   12.084  $   11.484  $  9.841   $  8.601   $ 16.970  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          74          90        81         20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.308  $    9.724  $  8.529   $  8.792   $  7.849  $       -
Accumulation unit value at end of period.....................  $   11.858  $   11.308  $  9.724   $  8.529   $  8.792  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          94         111        98        129         84          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.924  $   10.269  $  9.020   $  9.312   $  8.326  $   6.446
Accumulation unit value at end of period.....................  $   12.485  $   11.924  $ 10.269   $  9.020   $  9.312  $   8.326
Number of accumulation units outstanding at end of period (in
thousands)...................................................         252         260       251        216        180        116
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.710  $   11.825  $ 11.618   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.334  $   13.710  $ 11.825   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         184         185       186          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.928  $    9.435  $  8.309   $  8.599   $  7.708  $   5.977
Accumulation unit value at end of period.....................  $   11.414  $   10.928  $  9.435   $  8.309   $  8.599  $   7.708
Number of accumulation units outstanding at end of period (in
thousands)...................................................          89          97        90         55         29          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.505  $   11.671  $ 10.288   $ 10.658   $  9.563  $       -
Accumulation unit value at end of period.....................  $   14.091  $   13.505  $ 11.671   $ 10.288   $ 10.658  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         132         116        89         79        159          -


                                  APP I-138

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.714  $    9.278  $  8.195   $  8.507   $  7.648  $   5.942
Accumulation unit value at end of period.....................  $   11.156  $   10.714  $  9.278   $  8.195   $  8.507  $   7.648
Number of accumulation units outstanding at end of period (in
thousands)...................................................         116          82        64         34         41         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.103  $   11.369  $ 10.062   $ 10.466   $  9.428  $   7.335
Accumulation unit value at end of period.....................  $   13.617  $   13.103  $ 11.369   $ 10.062   $ 10.466  $   9.428
Number of accumulation units outstanding at end of period (in
thousands)...................................................         183         178       176        149        102         77
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.218  $   10.956  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.823  $   12.218  $ 10.956   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.134  $   10.919  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.691  $   12.134  $ 10.919   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.099  $   10.903  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.635  $   12.099  $ 10.903   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.063  $   10.887  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.578  $   12.063  $ 10.887   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.039  $   10.877  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.541  $   12.039  $ 10.877   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.016  $   10.866  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.504  $   12.016  $ 10.866   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.968  $   10.845  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.430  $   11.968  $ 10.845   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30           0         -          -          -          -


                                  APP I-139

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.921  $   10.824  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.357  $   11.921  $ 10.824   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           4         0          -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.756  $   11.085  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.416  $   12.756  $ 11.085   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.669  $   11.047  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.277  $   12.669  $ 11.047   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.631  $   11.031  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.218  $   12.631  $ 11.031   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.594  $   11.015  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.159  $   12.594  $ 11.015   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.569  $   11.005  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.120  $   12.569  $ 11.005   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.545  $   10.994  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.081  $   12.545  $ 10.994   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.496  $   10.973  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.004  $   12.496  $ 10.973   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.446  $   10.952  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.927  $   12.446  $ 10.952   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           1         0          -          -          -


                                  APP I-140

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.240  $   11.204  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.951  $   13.240  $ 11.204   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.149  $   11.166  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.807  $   13.149  $ 11.166   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.111  $   11.150  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.746  $   13.111  $ 11.150   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.072  $   11.134  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.685  $   13.072  $ 11.134   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.046  $   11.123  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.644  $   13.046  $ 11.123   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.021  $   11.113  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.604  $   13.021  $ 11.113   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.970  $   11.091  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.523  $   12.970  $ 11.091   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.919  $   11.070  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.443  $   12.919  $ 11.070   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           0         0          -          -          -
LIFEPATH(R) 2050 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.401  $   12.884  $ 11.126   $ 18.580   $ 17.740  $       -
Accumulation unit value at end of period.....................  $   16.235  $   15.401  $ 12.884   $ 11.126   $ 18.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           6         4          0          -          -


                                  APP I-141

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.195  $   12.756  $ 11.054   $ 11.563   $ 10.823  $       -
Accumulation unit value at end of period.....................  $   15.962  $   15.195  $ 12.756   $ 11.054   $ 11.563  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         1          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.107  $   12.702  $ 11.024   $ 11.548   $ 10.821  $       -
Accumulation unit value at end of period.....................  $   15.847  $   15.107  $ 12.702   $ 11.024   $ 11.548  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           3         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.020  $   12.647  $ 12.397   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.732  $   15.020  $ 12.647   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           5         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.963  $   12.612  $ 10.973   $ 11.524   $ 10.816  $       -
Accumulation unit value at end of period.....................  $   15.656  $   14.963  $ 12.612   $ 10.973   $ 11.524  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          11        16          4          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.905  $   12.576  $ 10.953   $ 11.514   $ 10.814  $       -
Accumulation unit value at end of period.....................  $   15.580  $   14.905  $ 12.576   $ 10.953   $ 11.514  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           5         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.791  $   12.504  $ 10.912   $ 11.494   $ 10.810  $       -
Accumulation unit value at end of period.....................  $   15.430  $   14.791  $ 12.504   $ 10.912   $ 11.494  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          13        11          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.678  $   12.433  $ 10.872   $ 11.475   $ 10.806  $       -
Accumulation unit value at end of period.....................  $   15.281  $   14.678  $ 12.433   $ 10.872   $ 11.475  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          21        18          6          1          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.609  $   11.274  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.371  $   13.609  $ 11.274   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.515  $   11.236  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.222  $   13.515  $ 11.236   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -


                                  APP I-142

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.476  $   11.220  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.159  $   13.476  $ 11.220   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.436  $   11.204  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.096  $   13.436  $ 11.204   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.410  $   11.193  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.055  $   13.410  $ 11.193   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.383  $   11.182  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.013  $   13.383  $ 11.182   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.331  $   11.160  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.930  $   13.331  $ 11.160   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.278  $   11.139  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.848  $   13.278  $ 11.139   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.088  $   12.354  $ 11.390   $ 10.710   $ 10.030  $       -
Accumulation unit value at end of period.....................  $   13.684  $   13.088  $ 12.354   $ 11.390   $ 10.710  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          41          39        48          7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.774  $   12.100  $ 11.195   $ 10.844   $  9.973  $       -
Accumulation unit value at end of period.....................  $   13.309  $   12.774  $ 12.100   $ 11.195   $ 10.844  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          17        20         65         55          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.801  $   12.145  $ 11.253   $ 10.917   $ 10.055  $   8.596
Accumulation unit value at end of period.....................  $   13.318  $   12.801  $ 12.145   $ 11.253   $ 10.917  $  10.055
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8          16        24         32         48         38


                                  APP I-143

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.048  $   13.347  $ 13.249   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.593  $   14.048  $ 13.347   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          56          60        58          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.455  $   11.845  $ 11.003   $ 10.701   $  9.881  $   8.462
Accumulation unit value at end of period.....................  $   12.925  $   12.455  $ 11.845   $ 11.003   $ 10.701  $   9.881
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           7         8         12          7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.838  $   13.174  $ 12.249   $ 11.925   $ 11.022  $       -
Accumulation unit value at end of period.....................  $   14.346  $   13.838  $ 13.174   $ 12.249   $ 11.925  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          12        18         13         43          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.210  $   11.648  $ 10.852   $ 10.586   $  9.804  $   8.412
Accumulation unit value at end of period.....................  $   12.634  $   12.210  $ 11.648   $ 10.852   $ 10.586  $   9.804
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          16        12         10          7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.426  $   12.833  $ 11.981   $ 11.710   $ 10.866  $   9.337
Accumulation unit value at end of period.....................  $   13.864  $   13.426  $ 12.833   $ 11.981   $ 11.710  $  10.866
Number of accumulation units outstanding at end of period (in
thousands)...................................................          49          49        58         67         59         44
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.845  $   13.291  $ 12.026   $ 11.847   $      -  $       -
Accumulation unit value at end of period.....................  $   17.056  $   16.845  $ 13.291   $ 12.026   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.620  $   13.159  $ 11.948   $ 11.812   $      -  $       -
Accumulation unit value at end of period.....................  $   16.769  $   16.620  $ 13.159   $ 11.948   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.524  $   13.103  $ 11.915   $ 11.797   $      -  $       -
Accumulation unit value at end of period.....................  $   16.648  $   16.524  $ 13.103   $ 11.915   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.429  $   13.047  $ 12.953   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.527  $   16.429  $ 13.047   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-144

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.366  $   13.010  $ 11.860   $ 11.772   $      -  $       -
Accumulation unit value at end of period.....................  $   16.447  $   16.366  $ 13.010   $ 11.860   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.303  $   12.973  $ 11.838   $ 11.762   $      -  $       -
Accumulation unit value at end of period.....................  $   16.368  $   16.303  $ 12.973   $ 11.838   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.178  $   12.900  $ 11.795   $ 11.743   $      -  $       -
Accumulation unit value at end of period.....................  $   16.210  $   16.178  $ 12.900   $ 11.795   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          12         5          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.054  $   12.826  $ 11.751   $ 11.723   $      -  $       -
Accumulation unit value at end of period.....................  $   16.053  $   16.054  $ 12.826   $ 11.751   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.060  $   13.518  $ 12.068   $ 12.680   $ 11.810  $       -
Accumulation unit value at end of period.....................  $   18.553  $   18.060  $ 13.518   $ 12.068   $ 12.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.818  $   13.384  $ 11.991   $ 11.978   $ 11.177  $       -
Accumulation unit value at end of period.....................  $   18.241  $   17.818  $ 13.384   $ 11.991   $ 11.978  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.716  $   13.327  $ 11.958   $ 11.963   $ 11.173  $       -
Accumulation unit value at end of period.....................  $   18.109  $   17.716  $ 13.327   $ 11.958   $ 11.963  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.614  $   13.270  $ 13.074   $      -
Accumulation unit value at end of period.....................  $   17.978  $   17.614  $ 13.270   $      -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.547  $   13.232  $ 11.902   $ 11.937   $ 11.168  $       -
Accumulation unit value at end of period.....................  $   17.891  $   17.547  $ 13.232   $ 11.902   $ 11.937  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-145

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.479  $   13.195  $ 11.881   $ 11.927   $ 11.166  $       -
Accumulation unit value at end of period.....................  $   17.804  $   17.479  $ 13.195   $ 11.881   $ 11.927  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.345  $   13.120  $ 11.837   $ 11.907   $ 11.162  $       -
Accumulation unit value at end of period.....................  $   17.633  $   17.345  $ 13.120   $ 11.837   $ 11.907  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9         2          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.213  $   13.045  $ 11.793   $ 11.887   $ 11.158  $       -
Accumulation unit value at end of period.....................  $   17.463  $   17.213  $ 13.045   $ 11.793   $ 11.887  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         3          3          2          -
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   19.758  $   18.757  $ 16.391   $ 14.180   $ 13.260  $       -
Accumulation unit value at end of period.....................  $   20.582  $   19.758  $ 18.757   $ 16.391   $ 14.180  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         6          7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.427  $   18.508  $ 16.230   $ 15.782   $ 14.022  $       -
Accumulation unit value at end of period.....................  $   20.167  $   19.427  $ 18.508   $ 16.230   $ 15.782  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          53           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.287  $   18.402  $ 16.162   $ 15.739   $ 14.005  $       -
Accumulation unit value at end of period.....................  $   19.991  $   19.287  $ 18.402   $ 16.162   $ 15.739  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9         6          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.148  $   18.297  $ 18.039   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.818  $   19.148  $ 18.297   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   19.056  $   18.227  $ 16.048   $ 15.667   $ 13.976  $  10.987
Accumulation unit value at end of period.....................  $   19.702  $   19.056  $ 18.227   $ 16.048   $ 15.667  $  13.976
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           3         2          -          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.964  $   18.157  $ 16.003   $ 15.639   $ 13.964  $       -
Accumulation unit value at end of period.....................  $   19.588  $   18.964  $ 18.157   $ 16.003   $ 15.639  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -


                                  APP I-146

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   18.782  $   18.019  $ 15.913   $ 15.582   $ 13.941  $  10.981
Accumulation unit value at end of period.....................  $   19.361  $   18.782  $ 18.019   $ 15.913   $ 15.582  $  13.941
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           7         6          6          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.602  $   17.882  $ 15.823   $ 15.525   $ 13.919  $  10.978
Accumulation unit value at end of period.....................  $   19.137  $   18.602  $ 17.882   $ 15.823   $ 15.525  $  13.919
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          14        15         10          7          0
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.834  $    8.955  $  7.726   $ 11.580   $ 10.220  $       -
Accumulation unit value at end of period.....................  $   13.262  $   11.834  $  8.955   $  7.726   $ 11.580  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.615  $    9.579  $  8.294   $  9.031   $  7.929  $       -
Accumulation unit value at end of period.....................  $   14.087  $   12.615  $  9.579   $  8.294   $  9.031  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.449  $    8.707  $  7.550   $  8.233   $  7.240  $       -
Accumulation unit value at end of period.....................  $   12.767  $   11.449  $  8.707   $  7.550   $  8.233  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          12        11         13         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.846  $   10.545  $ 10.319   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.416  $   13.846  $ 10.545   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.262  $    8.586  $  7.464   $  8.159   $  7.193  $       -
Accumulation unit value at end of period.....................  $   12.526  $   11.262  $  8.586   $  7.464   $  8.159  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           1        12          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.638  $   10.408  $  9.057   $  9.911   $  8.745  $       -
Accumulation unit value at end of period.....................  $   15.155  $   13.638  $ 10.408   $  9.057   $  9.911  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.041  $    8.442  $  7.361   $  8.071   $  7.136  $       -
Accumulation unit value at end of period.....................  $   12.244  $   11.041  $  8.442   $  7.361   $  8.071  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          31        26         30          9          -


                                  APP I-147

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.233  $   10.139  $  8.858   $  9.732   $  8.622  $       -
Accumulation unit value at end of period.....................  $   14.645  $   13.233  $ 10.139   $  8.858   $  9.732  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          16        20         25         38          -
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   31.377  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   35.005  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.268  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.974  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   43.598  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   48.397  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.860  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.362  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.540  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.993  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.452  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.881  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.278  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.659  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.106  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.440  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           -         -          -          -          -


                                  APP I-148

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   20.591  $   13.099  $ 11.866   $ 12.066   $  8.837  $       -
Accumulation unit value at end of period.....................  $   21.260  $   20.591  $ 13.099   $ 11.866   $ 12.066  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          40        45         47         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   21.035  $   13.429  $ 12.208   $ 12.457   $  9.155  $       -
Accumulation unit value at end of period.....................  $   21.643  $   21.035  $ 13.429   $ 12.208   $ 12.457  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.932  $   12.743  $ 11.602   $ 11.857   $  8.727  $       -
Accumulation unit value at end of period.....................  $   20.477  $   19.932  $ 12.743   $ 11.602   $ 11.857  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          22         7          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.738  $   12.638  $ 12.467   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.247  $   19.738  $ 12.638   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   19.610  $   12.569  $ 11.472   $ 11.753   $  8.673  $   6.671
Accumulation unit value at end of period.....................  $   20.096  $   19.610  $ 12.569   $ 11.472   $ 11.753  $   8.673
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          11        15          7          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.483  $   12.500  $ 11.420   $ 11.712   $  8.651  $       -
Accumulation unit value at end of period.....................  $   19.946  $   19.483  $ 12.500   $ 11.420   $ 11.712  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         1          8          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   19.231  $   12.363  $ 11.318   $ 11.630   $  8.608  $   6.634
Accumulation unit value at end of period.....................  $   19.649  $   19.231  $ 12.363   $ 11.318   $ 11.630  $   8.608
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           5         4          5          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.982  $   12.228  $ 11.216   $ 11.549   $  8.564  $   6.610
Accumulation unit value at end of period.....................  $   19.356  $   18.982  $ 12.228   $ 11.216   $ 11.549  $   8.564
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          19        19          8          1          0
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   21.753  $   15.921  $ 14.377   $ 12.920   $ 10.870  $       -
Accumulation unit value at end of period.....................  $   23.260  $   21.753  $ 15.921   $ 14.377   $ 12.920  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          42        50         41          -          -


                                  APP I-149

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.682  $   11.518  $ 10.438   $ 10.902   $  9.177  $       -
Accumulation unit value at end of period.....................  $   16.710  $   15.682  $ 11.518   $ 10.438   $ 10.902  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          31        30          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   29.197  $   21.477  $ 19.492   $ 20.390   $ 17.189  $       -
Accumulation unit value at end of period.....................  $   31.064  $   29.197  $ 21.477   $ 19.492   $ 20.390  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          30        24         15          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   32.708  $   24.095  $ 23.741   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   34.747  $   32.708  $ 24.095   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          13         7          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   46.645  $   34.396  $ 31.295   $ 32.819   $ 27.737  $  22.071
Accumulation unit value at end of period.....................  $   49.504  $   46.645  $ 34.396   $ 31.295   $ 32.819  $  27.737
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           7        10          5          8          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.877  $   10.981  $ 10.001   $ 10.499   $  8.882  $       -
Accumulation unit value at end of period.....................  $   15.773  $   14.877  $ 10.981   $ 10.001   $ 10.499  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   19.016  $   14.065  $ 12.835   $ 13.501   $ 11.444  $   9.125
Accumulation unit value at end of period.....................  $   20.121  $   19.016  $ 14.065   $ 12.835   $ 13.501  $  11.444
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          40        39         35          6          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   20.053  $   14.861  $ 13.589   $ 14.322   $ 12.165  $   9.712
Accumulation unit value at end of period.....................  $   21.176  $   20.053  $ 14.861   $ 13.589   $ 14.322  $  12.165
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          30        43         42         38         30
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.887  $   12.320  $ 10.825   $ 22.630   $ 18.360  $       -
Accumulation unit value at end of period.....................  $   17.954  $   16.887  $ 12.320   $ 10.825   $ 22.630  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.282  $   11.920  $ 10.510   $ 11.725   $  9.546  $       -
Accumulation unit value at end of period.....................  $   17.250  $   16.282  $ 11.920   $ 10.510   $ 11.725  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-150

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.347  $   11.985  $ 10.584   $ 11.824   $  9.641  $       -
Accumulation unit value at end of period.....................  $   17.293  $   16.347  $ 11.985   $ 10.584   $ 11.824  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           2         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.188  $   11.886  $ 11.695   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.099  $   16.188  $ 11.886   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.083  $   11.821  $ 10.465   $ 11.721   $  9.581  $       -
Accumulation unit value at end of period.....................  $   16.971  $   16.083  $ 11.821   $ 10.465   $ 11.721  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -          12        11         13          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.979  $   11.756  $ 10.418   $ 11.680   $  9.557  $       -
Accumulation unit value at end of period.....................  $   16.844  $   15.979  $ 11.756   $ 10.418   $ 11.680  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.772  $   11.627  $ 10.324   $ 11.598   $  9.509  $       -
Accumulation unit value at end of period.....................  $   16.593  $   15.772  $ 11.627   $ 10.324   $ 11.598  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         3          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.568  $   11.500  $ 10.232   $ 11.517   $  9.462  $       -
Accumulation unit value at end of period.....................  $   16.346  $   15.568  $ 11.500   $ 10.232   $ 11.517  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         2          5          3          -
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.312  $    8.433  $  7.355   $  8.380   $  7.867  $       -
Accumulation unit value at end of period.....................  $    9.337  $   10.312  $  8.433   $  7.355   $  8.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.355  $    8.497  $  7.438   $  8.503   $  8.011  $       -
Accumulation unit value at end of period.....................  $    9.343  $   10.355  $  8.497   $  7.438   $  8.503  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          26         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    9.977  $    8.199  $  7.188   $  8.230   $  7.766  $       -
Accumulation unit value at end of period.....................  $    8.988  $    9.977  $  8.199   $  7.188   $  8.230  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0        24         21          0          -


                                  APP I-151

                                                                                  YEAR ENDING DECEMBER 31,
                                                              ----------------------------------------------------------------------
SUB-ACCOUNT                                                      2014        2013        2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period..............  $   13.585  $   11.181   $ 10.847   $      -   $      -  $       -
Accumulation unit value at end of period....................  $   12.220  $   13.585   $ 11.181   $      -   $      -  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -          (0)         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period..............  $    9.814  $    8.085   $  7.106   $  8.156   $  7.715  $       -
Accumulation unit value at end of period....................  $    8.819  $    9.814   $  8.085   $  7.106   $  8.156  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           0          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period..............  $   13.382  $   11.036   $  9.708   $ 11.155   $ 10.562  $       -
Accumulation unit value at end of period....................  $   12.013  $   13.382   $ 11.036   $  9.708   $ 11.155  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period..............  $    9.621  $    7.950   $  7.008   $  8.068   $  7.655  $       -
Accumulation unit value at end of period....................  $    8.620  $    9.621   $  7.950   $  7.008   $  8.068  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           6           6          5          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period..............  $   12.984  $   10.751   $  9.495   $ 10.953   $ 10.413  $       -
Accumulation unit value at end of period....................  $   11.609  $   12.984   $ 10.751   $  9.495   $ 10.953  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           1           1          2          4          2          -
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period..............  $   14.772  $   14.982   $ 13.904   $ 10.690   $ 10.770  $       -
Accumulation unit value at end of period....................  $   15.677  $   14.772   $ 14.982   $ 13.904   $ 10.690  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period..............  $   13.490  $   13.729   $ 12.786   $ 11.971   $ 11.161  $       -
Accumulation unit value at end of period....................  $   14.266  $   13.490   $ 13.729   $ 12.786   $ 11.971  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period..............  $   14.300  $   14.575   $ 13.594   $ 12.747   $ 11.902  $       -
Accumulation unit value at end of period....................  $   15.100  $   14.300   $ 14.575   $ 13.594   $ 12.747  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           1           0          0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period..............  $   14.161  $   14.455   $ 14.422   $      -   $      -  $       -
Accumulation unit value at end of period....................  $   14.930  $   14.161   $ 14.455   $      -   $      -  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           1          1          -          -          -


                                  APP I-152

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.069  $   14.375  $ 13.442   $ 12.635   $ 11.828  $       -
Accumulation unit value at end of period.....................  $   14.819  $   14.069  $ 14.375   $ 13.442   $ 12.635  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.978  $   14.296  $ 13.381   $ 12.591   $ 11.798  $       -
Accumulation unit value at end of period.....................  $   14.708  $   13.978  $ 14.296   $ 13.381   $ 12.591  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.797  $   14.140  $ 13.261   $ 12.503   $ 11.739  $       -
Accumulation unit value at end of period.....................  $   14.489  $   13.797  $ 14.140   $ 13.261   $ 12.503  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          12        11          9          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.618  $   13.985  $ 13.142   $ 12.416   $ 11.681  $       -
Accumulation unit value at end of period.....................  $   14.273  $   13.618  $ 13.985   $ 13.142   $ 12.416  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          22        29         23         20          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.488  $   12.850  $ 11.710   $ 15.830   $ 14.890  $       -
Accumulation unit value at end of period.....................  $   19.082  $   17.488  $ 12.850   $ 11.710   $ 15.830  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.254  $   12.722  $ 11.635   $ 12.184   $ 11.429  $       -
Accumulation unit value at end of period.....................  $   18.761  $   17.254  $ 12.722   $ 11.635   $ 12.184  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          15         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.155  $   12.668  $ 11.603   $ 12.169   $ 11.426  $       -
Accumulation unit value at end of period.....................  $   18.625  $   17.155  $ 12.668   $ 11.603   $ 12.169  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          30        18         16         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.057  $   12.614  $ 12.331   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.491  $   17.057  $ 12.614   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14           6         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.991  $   12.578  $ 11.549   $ 12.143   $ 11.421  $       -
Accumulation unit value at end of period.....................  $   18.401  $   16.991  $ 12.578   $ 11.549   $ 12.143  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           7         0          0          -          -


                                  APP I-153

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.926  $   12.542  $ 11.528   $ 12.133   $ 11.418  $       -
Accumulation unit value at end of period.....................  $   18.312  $   16.926  $ 12.542   $ 11.528   $ 12.133  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.796  $   12.471  $ 11.485   $ 12.113   $ 11.414  $       -
Accumulation unit value at end of period.....................  $   18.136  $   16.796  $ 12.471   $ 11.485   $ 12.113  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          34         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.668  $   12.400  $ 11.443   $ 12.092   $ 11.410  $       -
Accumulation unit value at end of period.....................  $   17.961  $   16.668  $ 12.400   $ 11.443   $ 12.092  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43          53         8          3          0          -
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   27.940  $   21.188  $ 17.778   $ 19.100   $ 17.280  $       -
Accumulation unit value at end of period.....................  $   31.005  $   27.940  $ 21.188   $ 17.778   $ 19.100  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          29        23          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   27.472  $   20.907  $ 17.603   $ 17.991   $ 16.190  $       -
Accumulation unit value at end of period.....................  $   30.380  $   27.472  $ 20.907   $ 17.603   $ 17.991  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         21         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   27.274  $   20.787  $ 17.529   $ 17.942   $ 16.170  $       -
Accumulation unit value at end of period.....................  $   30.116  $   27.274  $ 20.787   $ 17.529   $ 17.942  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   27.078  $   20.669  $ 20.382   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   29.854  $   27.078  $ 20.669   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   26.948  $   20.590  $ 17.406   $ 17.860   $ 16.137  $  12.575
Accumulation unit value at end of period.....................  $   29.680  $   26.948  $ 20.590   $ 17.406   $ 17.860  $  16.137
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         1          1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   26.818  $   20.511  $ 17.357   $ 17.828   $ 16.123  $       -
Accumulation unit value at end of period.....................  $   29.508  $   26.818  $ 20.511   $ 17.357   $ 17.828  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         4          -          -          -


                                  APP I-154

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   26.561  $   20.355  $ 17.259   $ 17.763   $ 16.097  $  12.569
Accumulation unit value at end of period.....................  $   29.167  $   26.561  $ 20.355   $ 17.259   $ 17.763  $  16.097
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           7         7          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   26.306  $   20.200  $ 17.162   $ 17.698   $ 16.071  $  12.565
Accumulation unit value at end of period.....................  $   28.829  $   26.306  $ 20.200   $ 17.162   $ 17.698  $  16.071
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           8         5          4          2          -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.017  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.217  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.017  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.191  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.017  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.180  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.017  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.180  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.162  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.155  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.141  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           -         -          -          -          -


                                  APP I-155

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.127  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.017  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.225  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.017  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.200  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.017  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.189  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.179  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.171  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.164  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.150  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.135  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           -         -          -          -          -


                                  APP I-156

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.236  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.210  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.200  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.189  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.182  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.174  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.160  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.146  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.024  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.243  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-157

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.024  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.218  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.024  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.207  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.024  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.196  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.189  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.182  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.167  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.153  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.024  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.236  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.211  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-158

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.200  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.189  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.182  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.175  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.161  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.022  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.146  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.016  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.255  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.229  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.218  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           -         -          -          -          -


                                  APP I-159

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.208  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.200  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.015  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.193  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.014  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.179  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.014  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.164  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.258  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.233  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.222  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.211  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           -         -          -          -          -


                                  APP I-160

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.204  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.196  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.022  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.182  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.022  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.168  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.278  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.252  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.241  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.230  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.023  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.223  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-161

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.022  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.216  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.022  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.202  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.022  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.187  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.020  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.287  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.020  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.262  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.020  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.251  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.020  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.240  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.020  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.233  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.019  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.225  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-162

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.019  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.211  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.019  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.196  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.028  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.286  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.028  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.261  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.028  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.250  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.028  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.239  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.028  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.232  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.028  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.225  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.027  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.210  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-163

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.027  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.196  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           -         -          -          -          -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.009  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.182  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.010  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.097  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.009  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.146  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.010  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.078  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.008  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.128  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.008  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.121  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.008  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.107  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.008  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.092  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -


                                  APP I-164

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) EMERGING MARKETS DEBT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.984  $   13.884  $ 11.681   $ 11.028   $ 10.455  $       -
Accumulation unit value at end of period.....................  $   13.564  $   12.984  $ 13.884   $ 11.681   $ 11.028  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.811  $   13.746  $ 11.606   $ 10.995   $ 10.448  $       -
Accumulation unit value at end of period.....................  $   13.336  $   12.811  $ 13.746   $ 11.606   $ 10.995  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.737  $   13.688  $ 11.574   $ 10.981   $ 10.445  $       -
Accumulation unit value at end of period.....................  $   13.239  $   12.737  $ 13.688   $ 11.574   $ 10.981  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6        12          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.664  $   13.630  $ 13.483   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.143  $   12.664  $ 13.630   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.615  $   13.591  $ 11.521   $ 10.958   $ 10.440  $       -
Accumulation unit value at end of period.....................  $   13.080  $   12.615  $ 13.591   $ 11.521   $ 10.958  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.567  $   13.552  $ 11.499   $ 10.949   $ 10.439  $       -
Accumulation unit value at end of period.....................  $   13.016  $   12.567  $ 13.552   $ 11.499   $ 10.949  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.471  $   13.475  $ 11.457   $ 10.930   $ 10.435  $       -
Accumulation unit value at end of period.....................  $   12.891  $   12.471  $ 13.475   $ 11.457   $ 10.930  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           6         8          6          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.375  $   13.399  $ 11.415   $ 10.912   $ 10.431  $       -
Accumulation unit value at end of period.....................  $   12.767  $   12.375  $ 13.399   $ 11.415   $ 10.912  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           9         7          5          1          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.278  $   12.652  $ 12.393   $ 11.561   $ 11.053  $       -
Accumulation unit value at end of period.....................  $   12.847  $   12.278  $ 12.652   $ 12.393   $ 11.561  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         208         187       141          2          1          -


                                  APP I-165

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.037  $   12.447  $ 12.235   $ 11.454   $ 10.988  $       -
Accumulation unit value at end of period.....................  $   12.551  $   12.037  $ 12.447   $ 12.235   $ 11.454  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         86         60          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.935  $   12.360  $ 12.168   $ 11.408   $ 10.961  $  10.702
Accumulation unit value at end of period.....................  $   12.426  $   11.935  $ 12.360   $ 12.168   $ 11.408  $  10.961
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          55        71         63         51         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.834  $   12.274  $ 12.304   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.302  $   11.834  $ 12.274   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          25        24          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.767  $   12.217  $ 12.057   $ 11.332   $ 10.915  $  10.675
Accumulation unit value at end of period.....................  $   12.220  $   11.767  $ 12.217   $ 12.057   $ 11.332  $  10.915
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          24        23         19          9          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.701  $   12.160  $ 12.013   $ 11.302   $ 10.897  $       -
Accumulation unit value at end of period.....................  $   12.139  $   11.701  $ 12.160   $ 12.013   $ 11.302  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          10         6         16         14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.569  $   12.047  $ 11.925   $ 11.242   $ 10.861  $  10.643
Accumulation unit value at end of period.....................  $   11.978  $   11.569  $ 12.047   $ 11.925   $ 11.242  $  10.861
Number of accumulation units outstanding at end of period (in
thousands)...................................................          60          48        36         23         21         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.438  $   11.935  $ 11.838   $ 11.182   $ 10.824  $  10.621
Accumulation unit value at end of period.....................  $   11.820  $   11.438  $ 11.935   $ 11.838   $ 11.182  $  10.824
Number of accumulation units outstanding at end of period (in
thousands)...................................................          44          60        70         64         48         46
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.202  $   11.153  $  9.522   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   16.496  $   15.202  $ 11.153   $  9.522   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.070  $   11.094  $  9.505   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   16.295  $   15.070  $ 11.094   $  9.505   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-166

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.013  $   11.069  $  9.498   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   16.209  $   15.013  $ 11.069   $  9.498   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.957  $   11.044  $ 10.964   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.124  $   14.957  $ 11.044   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.920  $   11.028  $  9.486   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   16.068  $   14.920  $ 11.028   $  9.486   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.882  $   11.011  $  9.482   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   16.012  $   14.882  $ 11.011   $  9.482   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.808  $   10.978  $  9.472   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   15.900  $   14.808  $ 10.978   $  9.472   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.734  $   10.945  $  9.462   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   15.789  $   14.734  $ 10.945   $  9.462   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         5          0          -          -
MFS(R) INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.681  $   12.927  $ 10.824   $ 12.135   $      -  $       -
Accumulation unit value at end of period.....................  $   13.896  $   14.681  $ 12.927   $ 10.824   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.485  $   12.799  $ 10.755   $ 12.099   $      -  $       -
Accumulation unit value at end of period.....................  $   13.662  $   14.485  $ 12.799   $ 10.755   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.402  $   12.744  $ 10.725   $ 12.084   $      -  $       -
Accumulation unit value at end of period.....................  $   13.564  $   14.402  $ 12.744   $ 10.725   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-167

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.319  $   12.690  $ 12.399   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.465  $   14.319  $ 12.690   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.264  $   12.654  $ 10.675   $ 12.059   $      -  $       -
Accumulation unit value at end of period.....................  $   13.400  $   14.264  $ 12.654   $ 10.675   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.209  $   12.618  $ 10.656   $ 12.048   $      -  $       -
Accumulation unit value at end of period.....................  $   13.335  $   14.209  $ 12.618   $ 10.656   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.100  $   12.546  $ 10.616   $ 12.028   $      -  $       -
Accumulation unit value at end of period.....................  $   13.207  $   14.100  $ 12.546   $ 10.616   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.992  $   12.475  $ 10.577   $ 12.008   $      -  $       -
Accumulation unit value at end of period.....................  $   13.079  $   13.992  $ 12.475   $ 10.577   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           4         3          1          -          -
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   26.125  $   20.511  $ 17.717   $ 24.520   $ 22.730  $       -
Accumulation unit value at end of period.....................  $   26.464  $   26.125  $ 20.511   $ 17.717   $ 24.520  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         116          81        59         48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   25.688  $   20.239  $ 17.542   $ 17.949   $ 16.504  $       -
Accumulation unit value at end of period.....................  $   25.930  $   25.688  $ 20.239   $ 17.542   $ 17.949  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          64          12         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   25.502  $   20.123  $ 17.468   $ 17.900   $ 16.484  $       -
Accumulation unit value at end of period.....................  $   25.704  $   25.502  $ 20.123   $ 17.468   $ 17.900  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           1         -          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   25.319  $   20.008  $ 19.689   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   25.481  $   25.319  $ 20.008   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         3          -          -          -


                                  APP I-168

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   25.197  $   19.932  $ 17.345   $ 17.819   $ 16.450  $  12.602
Accumulation unit value at end of period.....................  $   25.333  $   25.197  $ 19.932   $ 17.345   $ 17.819  $  16.450
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           9         6          3          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   25.076  $   19.856  $ 17.296   $ 17.786   $ 16.436  $       -
Accumulation unit value at end of period.....................  $   25.186  $   25.076  $ 19.856   $ 17.296   $ 17.786  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         1          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   24.835  $   19.704  $ 17.199   $ 17.722   $ 16.409  $  12.596
Accumulation unit value at end of period.....................  $   24.894  $   24.835  $ 19.704   $ 17.199   $ 17.722  $  16.409
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         4          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   24.597  $   19.554  $ 17.102   $ 17.657   $ 16.382  $  12.592
Accumulation unit value at end of period.....................  $   24.606  $   24.597  $ 19.554   $ 17.102   $ 17.657  $  16.382
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         3          2          1          1
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.373  $   10.204  $  8.444   $ 10.676   $      -  $       -
Accumulation unit value at end of period.....................  $   13.291  $   14.373  $ 10.204   $  8.444   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          33        34          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.228  $   10.137  $  8.418   $ 10.668   $      -  $       -
Accumulation unit value at end of period.....................  $   13.111  $   14.228  $ 10.137   $  8.418   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          71          12         -         31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.167  $   10.108  $  8.407   $ 10.665   $      -  $       -
Accumulation unit value at end of period.....................  $   13.035  $   14.167  $ 10.108   $  8.407   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.105  $   10.080  $  9.864   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.959  $   14.105  $ 10.080   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.065  $   10.061  $  8.388   $ 10.659   $      -  $       -
Accumulation unit value at end of period.....................  $   12.909  $   14.065  $ 10.061   $  8.388   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-169

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.024  $   10.042  $  8.381   $ 10.657   $      -  $       -
Accumulation unit value at end of period.....................  $   12.859  $   14.024  $ 10.042   $  8.381   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.943  $   10.004  $  8.366   $ 10.652   $      -  $       -
Accumulation unit value at end of period.....................  $   12.759  $   13.943  $ 10.004   $  8.366   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.863  $    9.966  $  8.351   $ 10.648   $      -  $       -
Accumulation unit value at end of period.....................  $   12.660  $   13.863  $  9.966   $  8.351   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         1          0          -          -
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.171  $   14.334  $ 13.345   $ 10.430   $ 10.030  $       -
Accumulation unit value at end of period.....................  $   14.962  $   14.171  $ 14.334   $ 13.345   $ 10.430  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.468  $   13.672  $ 12.773   $ 12.050   $ 11.175  $       -
Accumulation unit value at end of period.....................  $   14.171  $   13.468  $ 13.672   $ 12.773   $ 12.050  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.710  $   13.938  $ 13.041   $ 12.321   $ 11.444  $       -
Accumulation unit value at end of period.....................  $   14.403  $   13.710  $ 13.938   $ 13.041   $ 12.321  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           6         3          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.388  $   14.649  $ 14.646   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.093  $   14.388  $ 14.649   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.485  $   13.744  $ 12.892   $ 12.211   $ 11.370  $       -
Accumulation unit value at end of period.....................  $   14.132  $   13.485  $ 13.744   $ 12.892   $ 12.211  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.173  $   14.460  $ 13.577   $ 12.872   $ 11.998  $       -
Accumulation unit value at end of period.....................  $   14.838  $   14.173  $ 14.460   $ 13.577   $ 12.872  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -


                                  APP I-170

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.221  $   13.515  $ 12.715   $ 12.079   $ 11.281  $       -
Accumulation unit value at end of period.....................  $   13.813  $   13.221  $ 13.515   $ 12.715   $ 12.079  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         3          6          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.754  $   14.088  $ 13.281   $ 12.642   $ 11.830  $  10.337
Accumulation unit value at end of period.....................  $   14.342  $   13.754  $ 14.088   $ 13.281   $ 12.642  $  11.830
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         2          1          1          3
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.581  $    8.918  $  7.645   $ 15.080   $ 13.780  $       -
Accumulation unit value at end of period.....................  $    9.845  $   10.581  $  8.918   $  7.645   $ 15.080  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.373  $    8.773  $  7.547   $  8.493   $  7.683  $       -
Accumulation unit value at end of period.....................  $    9.618  $   10.373  $  8.773   $  7.547   $  8.493  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.285  $    8.712  $  7.505   $  8.459   $  7.664  $       -
Accumulation unit value at end of period.....................  $    9.522  $   10.285  $  8.712   $  7.505   $  8.459  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          69          48        17         15          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.198  $    8.651  $  8.342   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    9.427  $   10.198  $  8.651   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          23         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.140  $    8.611  $  7.437   $  8.402   $  7.632  $       -
Accumulation unit value at end of period.....................  $    9.365  $   10.140  $  8.611   $  7.437   $  8.402  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          62          33        63         26         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.083  $    8.571  $  7.410   $  8.380   $  7.619  $       -
Accumulation unit value at end of period.....................  $    9.302  $   10.083  $  8.571   $  7.410   $  8.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           9         8          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.969  $    8.491  $  7.355   $  8.335   $  7.594  $       -
Accumulation unit value at end of period.....................  $    9.179  $    9.969  $  8.491   $  7.355   $  8.335  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          39        35         11         16          -


                                  APP I-171

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.857  $    8.412  $  7.301   $  8.291   $  7.569  $   5.636
Accumulation unit value at end of period.....................  $    9.057  $    9.857  $  8.412   $  7.301   $  8.291  $   7.569
Number of accumulation units outstanding at end of period (in
thousands)...................................................          78          66        60         49         26         21
MFS(R) TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   34.704  $   25.660  $ 22.458   $ 22.200   $ 18.483  $       -
Accumulation unit value at end of period.....................  $   38.275  $   34.704  $ 25.660   $ 22.458   $ 22.200  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   34.124  $   25.319  $ 22.238   $ 22.059   $ 18.429  $       -
Accumulation unit value at end of period.....................  $   37.503  $   34.124  $ 25.319   $ 22.238   $ 22.059  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   33.878  $   25.174  $ 22.144   $ 21.999   $ 18.407  $       -
Accumulation unit value at end of period.....................  $   37.177  $   33.878  $ 25.174   $ 22.144   $ 21.999  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   33.634  $   25.030  $ 24.703   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   36.854  $   33.634  $ 25.030   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   33.472  $   24.935  $ 21.988   $ 21.899   $ 18.369  $       -
Accumulation unit value at end of period.....................  $   36.640  $   33.472  $ 24.935   $ 21.988   $ 21.899  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   33.311  $   24.840  $ 21.926   $ 21.859   $ 18.354  $       -
Accumulation unit value at end of period.....................  $   36.428  $   33.311  $ 24.840   $ 21.926   $ 21.859  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   32.991  $   24.651  $ 21.802   $ 21.780   $ 18.324  $       -
Accumulation unit value at end of period.....................  $   36.006  $   32.991  $ 24.651   $ 21.802   $ 21.780  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   32.675  $   24.463  $ 21.680   $ 21.700   $ 18.293  $  13.645
Accumulation unit value at end of period.....................  $   35.589  $   32.675  $ 24.463   $ 21.680   $ 21.700  $  18.293
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          0


                                  APP I-172

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.379  $   11.256  $ 10.112   $ 14.110   $ 13.140  $       -
Accumulation unit value at end of period.....................  $   14.493  $   13.379  $ 11.256   $ 10.112   $ 14.110  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          79          60        60         22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.702  $   11.569  $ 10.429   $ 10.278   $  9.369  $       -
Accumulation unit value at end of period.....................  $   14.792  $   13.702  $ 11.569   $ 10.429   $ 10.278  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         -         22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.944  $   10.945  $  9.881   $  9.753   $  8.904  $   7.514
Accumulation unit value at end of period.....................  $   13.952  $   12.944  $ 10.945   $  9.881   $  9.753  $   8.904
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          25        24         13         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.937  $   12.649  $ 12.544   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.076  $   14.937  $ 12.649   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.732  $   10.792  $  9.768   $  9.665   $  8.846  $   7.478
Accumulation unit value at end of period.....................  $   13.689  $   12.732  $ 10.792   $  9.768   $  9.665  $   8.846
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         3          6          3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.714  $   12.485  $ 11.312   $ 11.204   $ 10.264  $       -
Accumulation unit value at end of period.....................  $   15.805  $   14.714  $ 12.485   $ 11.312   $ 11.204  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.482  $   10.612  $  9.634   $  9.561   $  8.777  $   7.434
Accumulation unit value at end of period.....................  $   13.380  $   12.482  $ 10.612   $  9.634   $  9.561  $   8.777
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          24        16          8          7          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.279  $   12.165  $ 11.065   $ 11.004   $ 10.121  $   8.585
Accumulation unit value at end of period.....................  $   15.276  $   14.279  $ 12.165   $ 11.065   $ 11.004  $  10.121
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          34        33         28         21         19
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.571  $   12.125  $ 10.697   $ 16.400   $ 14.930  $       -
Accumulation unit value at end of period.....................  $   16.405  $   14.571  $ 12.125   $ 10.697   $ 16.400  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           5         4          5          -          -


                                  APP I-173

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.762  $   12.327  $ 10.914   $ 10.275   $  9.083  $       -
Accumulation unit value at end of period.....................  $   16.562  $   14.762  $ 12.327   $ 10.914   $ 10.275  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          30        36         35         25          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.098  $   11.789  $ 10.453   $  9.856   $  8.726  $       -
Accumulation unit value at end of period.....................  $   15.793  $   14.098  $ 11.789   $ 10.453   $  9.856  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          26        20         23         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.210  $   16.089  $ 15.719   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   21.488  $   19.210  $ 16.089   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          17        14          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.866  $   11.625  $ 10.333   $  9.768   $  8.669  $   6.617
Accumulation unit value at end of period.....................  $   15.495  $   13.866  $ 11.625   $ 10.333   $  9.768  $   8.669
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          21        32         21         14          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.929  $   15.885  $ 14.134   $ 13.374   $ 11.882  $       -
Accumulation unit value at end of period.....................  $   21.131  $   18.929  $ 15.885   $ 14.134   $ 13.374  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9        21         25         25          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.594  $   11.431  $ 10.191   $  9.662   $  8.602  $       -
Accumulation unit value at end of period.....................  $   15.145  $   13.594  $ 11.431   $ 10.191   $  9.662  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           9        13          7          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.378  $   15.485  $ 13.833   $ 13.141   $ 11.722  $   8.977
Accumulation unit value at end of period.....................  $   20.434  $   18.378  $ 15.485   $ 13.833   $ 13.141  $  11.722
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          34        33         31         19         16
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.237  $   10.507  $  9.047   $  9.066   $  8.138  $       -
Accumulation unit value at end of period.....................  $   15.703  $   14.237  $ 10.507   $  9.047   $  9.066  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         295         217       208        114        103          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.910  $   10.301  $  8.901   $  8.951   $  8.063  $       -
Accumulation unit value at end of period.....................  $   15.288  $   13.910  $ 10.301   $  8.901   $  8.951  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         -         37          -          -


                                  APP I-174

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.772  $   10.214  $  8.840   $  8.902   $  8.031  $   6.422
Accumulation unit value at end of period.....................  $   15.114  $   13.772  $ 10.214   $  8.840   $  8.902  $   8.031
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          10        20         16         38          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.635  $   10.128  $ 10.013   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.942  $   13.635  $ 10.128   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          13        16          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.261  $    9.859  $  8.554   $  8.636   $  7.810  $   6.256
Accumulation unit value at end of period.....................  $   14.516  $   13.261  $  9.859   $  8.554   $  8.636  $   7.810
Number of accumulation units outstanding at end of period (in
thousands)...................................................          49          11        26         14         16         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.455  $   10.014  $  8.697   $  8.789   $  7.957  $       -
Accumulation unit value at end of period.....................  $   14.715  $   13.455  $ 10.014   $  8.697   $  8.789  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         1         33         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.000  $    9.695  $  8.437   $  8.543   $  7.749  $   6.220
Accumulation unit value at end of period.....................  $   14.189  $   13.000  $  9.695   $  8.437   $  8.543  $   7.749
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          58        40         24         12          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.102  $    9.791  $  8.537   $  8.662   $  7.873  $   6.328
Accumulation unit value at end of period.....................  $   14.272  $   13.102  $  9.791   $  8.537   $  8.662  $   7.873
Number of accumulation units outstanding at end of period (in
thousands)...................................................          58          48        58         52         35         21
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.879  $   12.968  $ 11.708   $ 17.370   $ 16.050  $       -
Accumulation unit value at end of period.....................  $   19.723  $   17.879  $ 12.968   $ 11.708   $ 17.370  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         1          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.640  $   12.839  $ 11.633   $ 12.046   $ 11.116  $       -
Accumulation unit value at end of period.....................  $   19.391  $   17.640  $ 12.839   $ 11.633   $ 12.046  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.539  $   12.785  $ 11.601   $ 12.031   $ 11.112  $       -
Accumulation unit value at end of period.....................  $   19.251  $   17.539  $ 12.785   $ 11.601   $ 12.031  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20           1         0          0          -          -


                                  APP I-175

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.438  $   12.730  $ 12.622   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.111  $   17.438  $ 12.730   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1          13         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.371  $   12.694  $ 11.547   $ 12.005   $ 11.107  $       -
Accumulation unit value at end of period.....................  $   19.019  $   17.371  $ 12.694   $ 11.547   $ 12.005  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           3         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.304  $   12.658  $ 11.526   $ 11.995   $ 11.105  $       -
Accumulation unit value at end of period.....................  $   18.927  $   17.304  $ 12.658   $ 11.526   $ 11.995  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3        11          4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.172  $   12.586  $ 11.483   $ 11.975   $ 11.101  $       -
Accumulation unit value at end of period.....................  $   18.744  $   17.172  $ 12.586   $ 11.483   $ 11.975  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           7         7          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.040  $   12.515  $ 11.441   $ 11.955   $ 11.097  $       -
Accumulation unit value at end of period.....................  $   18.564  $   17.040  $ 12.515   $ 11.441   $ 11.955  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           9         8          4          2          -
NUVEEN EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.747  $   13.502  $ 11.711   $ 11.531   $      -  $       -
Accumulation unit value at end of period.....................  $   20.060  $   17.747  $ 13.502   $ 11.711   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.509  $   13.368  $ 11.635   $ 11.497   $      -  $       -
Accumulation unit value at end of period.....................  $   19.723  $   17.509  $ 13.368   $ 11.635   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.409  $   13.311  $ 11.603   $ 11.482   $      -  $       -
Accumulation unit value at end of period.....................  $   19.580  $   17.409  $ 13.311   $ 11.603   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.309  $   13.254  $ 13.144   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.438  $   17.309  $ 13.254   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          10         -          -          -          -


                                  APP I-176

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.242  $   13.217  $ 11.550   $ 11.458   $      -  $       -
Accumulation unit value at end of period.....................  $   19.345  $   17.242  $ 13.217   $ 11.550   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6        15          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.176  $   13.179  $ 11.528   $ 11.448   $      -  $       -
Accumulation unit value at end of period.....................  $   19.251  $   17.176  $ 13.179   $ 11.528   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.044  $   13.104  $ 11.486   $ 11.429   $      -  $       -
Accumulation unit value at end of period.....................  $   19.065  $   17.044  $ 13.104   $ 11.486   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          11        10          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.914  $   13.030  $ 11.444   $ 11.410   $      -  $       -
Accumulation unit value at end of period.....................  $   18.882  $   16.914  $ 13.030   $ 11.444   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           7         4          0          -          -
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   19.707  $   14.435  $ 12.571   $ 12.953   $ 11.223  $       -
Accumulation unit value at end of period.....................  $   21.346  $   19.707  $ 14.435   $ 12.571   $ 12.953  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          12        16         14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.443  $   14.292  $ 12.490   $ 12.915   $ 11.216  $       -
Accumulation unit value at end of period.....................  $   20.987  $   19.443  $ 14.292   $ 12.490   $ 12.915  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   19.331  $   14.231  $ 12.455   $ 12.899   $ 11.213  $       -
Accumulation unit value at end of period.....................  $   20.835  $   19.331  $ 14.231   $ 12.455   $ 12.899  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   19.220  $   14.171  $ 14.031   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.684  $   19.220  $ 14.171   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           5         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   19.147  $   14.130  $ 12.398   $ 12.871   $ 11.208  $       -
Accumulation unit value at end of period.....................  $   20.584  $   19.147  $ 14.130   $ 12.398   $ 12.871  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-177

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   19.073  $   14.090  $ 12.375   $ 12.860   $ 11.206  $       -
Accumulation unit value at end of period.....................  $   20.485  $   19.073  $ 14.090   $ 12.375   $ 12.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   18.927  $   14.010  $ 12.329   $ 12.839   $ 11.202  $       -
Accumulation unit value at end of period.....................  $   20.287  $   18.927  $ 14.010   $ 12.329   $ 12.839  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   18.782  $   13.931  $ 12.284   $ 12.817   $ 11.198  $       -
Accumulation unit value at end of period.....................  $   20.092  $   18.782  $ 13.931   $ 12.284   $ 12.817  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         3          1          0          -
NUVEEN MID CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.808  $   14.190  $ 12.101   $ 12.373   $ 11.338  $       -
Accumulation unit value at end of period.....................  $   20.508  $   18.808  $ 14.190   $ 12.101   $ 12.373  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         6          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.557  $   14.049  $ 12.023   $ 12.337   $ 11.331  $       -
Accumulation unit value at end of period.....................  $   20.163  $   18.557  $ 14.049   $ 12.023   $ 12.337  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.450  $   13.989  $ 11.990   $ 12.321   $ 11.328  $       -
Accumulation unit value at end of period.....................  $   20.017  $   18.450  $ 13.989   $ 11.990   $ 12.321  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          22        14          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.344  $   13.930  $ 13.653   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.872  $   18.344  $ 13.930   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          15         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   18.274  $   13.890  $ 11.935   $ 12.295   $ 11.323  $       -
Accumulation unit value at end of period.....................  $   19.776  $   18.274  $ 13.890   $ 11.935   $ 12.295  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          15        22          9          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.204  $   13.851  $ 11.913   $ 12.285   $ 11.321  $       -
Accumulation unit value at end of period.....................  $   19.680  $   18.204  $ 13.851   $ 11.913   $ 12.285  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          36          34        40         34         31          -


                                  APP I-178

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   18.064  $   13.772  $ 11.869   $ 12.264   $ 11.317  $       -
Accumulation unit value at end of period.....................  $   19.491  $   18.064  $ 13.772   $ 11.869   $ 12.264  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          25        19          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.926  $   13.694  $ 11.825   $ 12.243   $ 11.312  $       -
Accumulation unit value at end of period.....................  $   19.303  $   17.926  $ 13.694   $ 11.825   $ 12.243  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          40          35        27         13          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.668  $   10.628  $  9.182   $ 10.659   $      -  $       -
Accumulation unit value at end of period.....................  $   15.299  $   14.668  $ 10.628   $  9.182   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.521  $   10.558  $  9.154   $ 10.651   $      -  $       -
Accumulation unit value at end of period.....................  $   15.092  $   14.521  $ 10.558   $  9.154   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.458  $   10.528  $  9.142   $ 10.647   $      -  $       -
Accumulation unit value at end of period.....................  $   15.004  $   14.458  $ 10.528   $  9.142   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.396  $   10.498  $ 10.146   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.917  $   14.396  $ 10.498   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.354  $   10.478  $  9.121   $ 10.642   $      -  $       -
Accumulation unit value at end of period.....................  $   14.859  $   14.354  $ 10.478   $  9.121   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.313  $   10.458  $  9.113   $ 10.639   $      -  $       -
Accumulation unit value at end of period.....................  $   14.802  $   14.313  $ 10.458   $  9.113   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.231  $   10.419  $  9.097   $ 10.635   $      -  $       -
Accumulation unit value at end of period.....................  $   14.687  $   14.231  $ 10.419   $  9.097   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -


                                  APP I-179

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.149  $   10.380  $  9.081   $ 10.630   $      -  $       -
Accumulation unit value at end of period.....................  $   14.573  $   14.149  $ 10.380   $  9.081   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          0          -          -
NUVEEN SMALL CAP SELECT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.089  $   13.712  $ 12.234   $ 12.488   $      -  $       -
Accumulation unit value at end of period.....................  $   19.073  $   18.089  $ 13.712   $ 12.234   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.847  $   13.576  $ 12.156   $ 12.451   $      -  $       -
Accumulation unit value at end of period.....................  $   18.752  $   17.847  $ 13.576   $ 12.156   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.744  $   13.518  $ 12.122   $ 12.435   $      -  $       -
Accumulation unit value at end of period.....................  $   18.616  $   17.744  $ 13.518   $ 12.122   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.642  $   13.460  $ 12.998   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.482  $   17.642  $ 13.460   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.575  $   13.422  $ 12.066   $ 12.409   $      -  $       -
Accumulation unit value at end of period.....................  $   18.392  $   17.575  $ 13.422   $ 12.066   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.507  $   13.384  $ 12.044   $ 12.399   $      -  $       -
Accumulation unit value at end of period.....................  $   18.303  $   17.507  $ 13.384   $ 12.044   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.373  $   13.308  $ 11.999   $ 12.378   $      -  $       -
Accumulation unit value at end of period.....................  $   18.127  $   17.373  $ 13.308   $ 11.999   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.240  $   13.232  $ 11.955   $ 12.357   $      -  $       -
Accumulation unit value at end of period.....................  $   17.952  $   17.240  $ 13.232   $ 11.955   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         2          1          -          -


                                  APP I-180

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.330  $    8.493  $  8.318   $ 10.326   $      -  $       -
Accumulation unit value at end of period.....................  $    9.449  $   10.330  $  8.493   $  8.318   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.226  $    8.437  $  8.292   $ 10.318   $      -  $       -
Accumulation unit value at end of period.....................  $    9.321  $   10.226  $  8.437   $  8.292   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.182  $    8.414  $  8.281   $ 10.315   $      -  $       -
Accumulation unit value at end of period.....................  $    9.267  $   10.182  $  8.414   $  8.281   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.138  $    8.390  $  8.083   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    9.213  $   10.138  $  8.390   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.109  $    8.374  $  8.262   $ 10.309   $      -  $       -
Accumulation unit value at end of period.....................  $    9.177  $   10.109  $  8.374   $  8.262   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.080  $    8.358  $  8.255   $ 10.307   $      -  $       -
Accumulation unit value at end of period.....................  $    9.142  $   10.080  $  8.358   $  8.255   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.022  $    8.327  $  8.240   $ 10.303   $      -  $       -
Accumulation unit value at end of period.....................  $    9.071  $   10.022  $  8.327   $  8.240   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         3          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.964  $    8.295  $  8.226   $ 10.298   $      -  $       -
Accumulation unit value at end of period.....................  $    9.001  $    9.964  $  8.295   $  8.226   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          0          -          -
OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -(b)
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-181

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.116  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.891  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.116  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.888  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.115  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.885  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.115  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.883  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.115  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.879  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.115  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.874  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           -         -          -          -          -
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   81.824  $   75.515  $ 62.487   $ 76.295   $ 60.083  $       -
Accumulation unit value at end of period.....................  $   77.892  $   81.824  $ 75.515   $ 62.487   $ 76.295  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           6         5          4          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   65.253  $   60.433  $ 50.182   $ 61.486   $ 48.590  $       -
Accumulation unit value at end of period.....................  $   61.900  $   65.253  $ 60.433   $ 50.182   $ 61.486  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          18        18         22         21          -


                                  APP I-182

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   64.216  $   59.562  $ 49.533   $ 60.782   $ 48.106  $       -
Accumulation unit value at end of period.....................  $   60.825  $   64.216  $ 59.562   $ 49.533   $ 60.782  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           5         5          3          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   41.168  $   38.241  $ 36.929   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   38.935  $   41.168  $ 38.241   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.954  $   12.975  $ 10.818   $ 13.307   $ 11.015  $       -
Accumulation unit value at end of period.....................  $   13.184  $   13.954  $ 12.975   $ 10.818   $ 13.307  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          42          48        43         36          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   61.861  $   57.578  $ 48.051   $ 59.170   $ 46.994  $       -
Accumulation unit value at end of period.....................  $   58.389  $   61.861  $ 57.578   $ 48.051   $ 59.170  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         9          8         14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.794  $   12.865  $ 10.758   $ 13.274   $ 11.009  $       -
Accumulation unit value at end of period.....................  $   12.994  $   13.794  $ 12.865   $ 10.758   $ 13.274  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          19        13          7          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   59.274  $   55.391  $ 46.411   $ 57.380   $ 45.755  $       -
Accumulation unit value at end of period.....................  $   55.724  $   59.274  $ 55.391   $ 46.411   $ 57.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          11        12          8          2          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.958  $   11.364  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.461  $   14.958  $ 11.364   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.856  $   11.326  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.291  $   14.856  $ 11.326   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.812  $   11.309  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.219  $   14.812  $ 11.309   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          10         -          -          -          -


                                  APP I-183

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.768  $   11.293  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.147  $   14.768  $ 11.293   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.739  $   11.282  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.099  $   14.739  $ 11.282   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.710  $   11.271  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.052  $   14.710  $ 11.271   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.653  $   11.249  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.957  $   14.653  $ 11.249   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.595  $   11.228  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.862  $   14.595  $ 11.228   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $  115.632  $   91.212  $ 75.539   $ 82.731   $ 71.519  $       -
Accumulation unit value at end of period.....................  $  118.018  $  115.632  $ 91.212   $ 75.539   $ 82.731  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          12        12          6         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.757  $   10.890  $  9.050   $  9.947   $  8.629  $       -
Accumulation unit value at end of period.....................  $   13.992  $   13.757  $ 10.890   $  9.050   $  9.947  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         168           -         -         76         65          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   24.007  $   19.032  $ 15.840   $ 17.436   $ 15.148  $       -
Accumulation unit value at end of period.....................  $   24.380  $   24.007  $ 19.032   $ 15.840   $ 17.436  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20         102        87         91         80          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.583  $   18.724  $ 18.159   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   23.914  $   23.583  $ 18.724   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          31        32          -          -          -


                                  APP I-184

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.341  $    9.808  $  8.183   $  9.030   $  7.865  $   5.801
Accumulation unit value at end of period.....................  $   12.501  $   12.341  $  9.808   $  8.183   $  9.030  $   7.865
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          1         11          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.159  $   18.424  $ 15.388   $ 16.998   $ 14.819  $       -
Accumulation unit value at end of period.....................  $   23.437  $   23.159  $ 18.424   $ 15.388   $ 16.998  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          20        60         65         68          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.098  $    9.644  $  8.071   $  8.933   $  7.804  $   5.767
Accumulation unit value at end of period.....................  $   12.219  $   12.098  $  9.644   $  8.071   $  8.933  $   7.804
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          10         8          3          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   21.961  $   17.541  $ 14.710   $ 16.313   $ 14.279  $  10.567
Accumulation unit value at end of period.....................  $   22.136  $   21.961  $ 17.541   $ 14.710   $ 16.313  $  14.279
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          33        31         31         28         26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.163  $   14.227  $ 12.523   $  4.290   $  3.950  $       -
Accumulation unit value at end of period.....................  $   14.537  $   14.163  $ 14.227   $ 12.523   $  4.290  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.908  $   13.011  $ 11.493   $ 11.433   $  9.892  $       -
Accumulation unit value at end of period.....................  $   13.202  $   12.908  $ 13.011   $ 11.493   $ 11.433  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.710  $   13.841  $ 12.243   $ 12.198   $ 10.570  $       -
Accumulation unit value at end of period.....................  $   14.002  $   13.710  $ 13.841   $ 12.243   $ 12.198  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         3          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.103  $   15.270  $ 15.094   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.402  $   15.103  $ 15.270   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.488  $   13.652  $ 12.106   $ 12.092   $ 10.504  $       -
Accumulation unit value at end of period.....................  $   13.742  $   13.488  $ 13.652   $ 12.106   $ 12.092  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           1         1          2          1          -


                                  APP I-185

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.876  $   15.071  $ 13.379   $ 13.376   $ 11.631  $       -
Accumulation unit value at end of period.....................  $   15.140  $   14.876  $ 15.071   $ 13.379   $ 13.376  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.228  $   13.428  $ 11.944   $ 11.965   $ 10.425  $       -
Accumulation unit value at end of period.....................  $   13.435  $   13.228  $ 13.428   $ 11.944   $ 11.965  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          23        12          8          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.433  $   14.681  $ 13.084   $ 13.134   $ 11.467  $   9.485
Accumulation unit value at end of period.....................  $   14.631  $   14.433  $ 14.681   $ 13.084   $ 13.134  $  11.467
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          13        18         11          9          6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $    7.020  $   13.455  $ 14.809   $ 49.840   $ 35.930  $       -
Accumulation unit value at end of period.....................  $    5.940  $    7.020  $ 13.455   $ 14.809   $ 49.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           9         8          6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    5.737  $   11.035  $ 12.188   $ 16.459   $ 10.690  $       -
Accumulation unit value at end of period.....................  $    4.838  $    5.737  $ 11.035   $ 12.188   $ 16.459  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12           9         6          5          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    6.792  $   13.084  $ 14.472   $ 19.573   $ 12.732  $       -
Accumulation unit value at end of period.....................  $    5.718  $    6.792  $ 13.084   $ 14.472   $ 19.573  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          26        15         11          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.309  $   19.889  $ 20.808   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    8.666  $   10.309  $ 19.889   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13           9         8          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    6.681  $   12.902  $ 14.306   $ 19.397   $ 12.649  $   7.961
Accumulation unit value at end of period.....................  $    5.611  $    6.681  $ 12.902   $ 14.306   $ 19.397  $  12.649
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          15        16         11         10          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.155  $   19.630  $ 21.789   $ 29.573   $ 19.304  $       -
Accumulation unit value at end of period.....................  $    8.519  $   10.155  $ 19.630   $ 21.789   $ 29.573  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          32          21        20         18         13          -


                                  APP I-186

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    6.550  $   12.686  $ 14.110   $ 19.189   $ 12.550  $   7.915
Accumulation unit value at end of period.....................  $    5.484  $    6.550  $ 12.686   $ 14.110   $ 19.189  $  12.550
Number of accumulation units outstanding at end of period (in
thousands)...................................................          35          23        25         22         20          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.853  $   19.123  $ 21.311   $ 29.040   $ 19.032  $  12.018
Accumulation unit value at end of period.....................  $    8.233  $    9.853  $ 19.123   $ 21.311   $ 29.040  $  19.032
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          33        29         30         22         18
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.808  $   14.450  $ 13.006   $ 13.042   $ 12.130  $       -
Accumulation unit value at end of period.....................  $   13.853  $   13.808  $ 14.450   $ 13.006   $ 13.042  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.572  $   14.254  $ 12.875   $ 12.955   $ 12.091  $       -
Accumulation unit value at end of period.....................  $   13.569  $   13.572  $ 14.254   $ 12.875   $ 12.955  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          41          41        12         12          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.359  $   14.051  $ 12.710   $ 12.809   $ 11.973  $       -
Accumulation unit value at end of period.....................  $   13.336  $   13.359  $ 14.051   $ 12.710   $ 12.809  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          84          75        88         93         77          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.139  $   15.946  $ 15.744   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.090  $   15.139  $ 15.946   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          52          65        85          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.140  $   13.855  $ 12.565   $ 12.694   $ 11.895  $  10.337
Accumulation unit value at end of period.....................  $   13.085  $   13.140  $ 13.855   $ 12.565   $ 12.694  $  11.895
Number of accumulation units outstanding at end of period (in
thousands)...................................................          51          44        59         54         44         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.911  $   15.739  $ 14.287   $ 14.448   $ 13.552  $       -
Accumulation unit value at end of period.....................  $   14.833  $   14.911  $ 15.739   $ 14.287   $ 14.448  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          29        37         47         44          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.882  $   13.624  $ 12.392   $ 12.557   $ 11.802  $  10.277
Accumulation unit value at end of period.....................  $   12.790  $   12.882  $ 13.624   $ 12.392   $ 12.557  $  11.802
Number of accumulation units outstanding at end of period (in
thousands)...................................................          66          81        55         55         47         22


                                  APP I-187

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.467  $   15.331  $ 13.972   $ 14.186   $ 13.360  $  11.649
Accumulation unit value at end of period.....................  $   14.334  $   14.467  $ 15.331   $ 13.972   $ 14.186  $  13.360
Number of accumulation units outstanding at end of period (in
thousands)...................................................          75          83       113        120        104         89
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.796  $   11.891  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.870  $   14.796  $ 11.891   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.694  $   11.851  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.727  $   14.694  $ 11.851   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.651  $   11.834  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.666  $   14.651  $ 11.834   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.608  $   11.817  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.605  $   14.608  $ 11.817   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.579  $   11.806  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.565  $   14.579  $ 11.806   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.551  $   11.794  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.525  $   14.551  $ 11.794   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.494  $   11.771  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.445  $   14.494  $ 11.771   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.437  $   11.749  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.365  $   14.437  $ 11.749   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         -          -          -          -


                                  APP I-188

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.969  $   10.366  $  8.524   $ 28.060   $ 24.590  $       -
Accumulation unit value at end of period.....................  $   12.032  $   12.969  $ 10.366   $  8.524   $ 28.060  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         238         221         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.260  $   10.636  $  8.776   $  9.543   $  8.350  $       -
Accumulation unit value at end of period.....................  $   12.260  $   13.260  $ 10.636   $  8.776   $  9.543  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          66          35         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.505  $   10.045  $  8.301   $  9.040   $  7.921  $       -
Accumulation unit value at end of period.....................  $   11.544  $   12.505  $ 10.045   $  8.301   $  9.040  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22          17         1          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.379  $   14.786  $ 14.409   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.941  $   18.379  $ 14.786   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         5          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.342  $    9.939  $  8.234   $  8.989   $  7.897  $   5.911
Accumulation unit value at end of period.....................  $   11.365  $   12.342  $  9.939   $  8.234   $  8.989  $   7.897
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           4        17         14          5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.104  $   14.594  $ 12.102   $ 13.225   $ 11.630  $       -
Accumulation unit value at end of period.....................  $   16.654  $   18.104  $ 14.594   $ 12.102   $ 13.225  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2         2          2          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.100  $    9.773  $  8.121   $  8.892   $  7.835  $       -
Accumulation unit value at end of period.....................  $   11.109  $   12.100  $  9.773   $  8.121   $  8.892  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         4          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.565  $   14.216  $ 11.836   $ 12.987   $ 11.466  $   8.611
Accumulation unit value at end of period.....................  $   16.094  $   17.565  $ 14.216   $ 11.836   $ 12.987  $  11.466
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          11        14         11          8          7
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.075  $   10.551  $  9.036   $ 20.430   $ 16.590  $       -
Accumulation unit value at end of period.....................  $   15.802  $   14.075  $ 10.551   $  9.036   $ 20.430  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-189

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.886  $   10.446  $  8.977   $  9.254   $  7.541  $       -
Accumulation unit value at end of period.....................  $   15.536  $   13.886  $ 10.446   $  8.977   $  9.254  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          58        52         46         30          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.617  $   10.259  $  8.830   $  9.116   $  7.439  $       -
Accumulation unit value at end of period.....................  $   15.212  $   13.617  $ 10.259   $  8.830   $  9.116  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          23        24         19         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.131  $   12.171  $ 11.879   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.993  $   16.131  $ 12.171   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          39        37          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.394  $   10.116  $  8.729   $  9.034   $  7.391  $       -
Accumulation unit value at end of period.....................  $   14.926  $   13.394  $ 10.116   $  8.729   $  9.034  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          24        19         14          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.889  $   12.012  $ 10.375   $ 10.748   $  8.802  $       -
Accumulation unit value at end of period.....................  $   17.688  $   15.889  $ 12.012   $ 10.375   $ 10.748  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          10         6          5         18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.131  $    9.948  $  8.609   $  8.936   $  7.333  $   5.832
Accumulation unit value at end of period.....................  $   14.589  $   13.131  $  9.948   $  8.609   $  8.936  $   7.333
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          27        36         36         27          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.415  $   11.701  $ 10.147   $ 10.554   $  8.678  $   6.910
Accumulation unit value at end of period.....................  $   17.092  $   15.415  $ 11.701   $ 10.147   $ 10.554  $   8.678
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          19        26         28         30         28
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.149  $   10.178  $  8.777   $  9.042   $  7.739  $       -
Accumulation unit value at end of period.....................  $   14.125  $   13.149  $ 10.178   $  8.777   $  9.042  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.398  $   10.406  $  9.005   $  9.310   $  7.996  $       -
Accumulation unit value at end of period.....................  $   14.341  $   13.398  $ 10.406   $  9.005   $  9.310  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4          18        15         14         12          -


                                  APP I-190

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.722  $    9.896  $  8.577   $  8.880   $  7.639  $       -
Accumulation unit value at end of period.....................  $   13.598  $   12.722  $  9.896   $  8.577   $  8.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          26        29         32         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.850  $   12.348  $ 12.264   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.916  $   15.850  $ 12.348   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.514  $    9.759  $  8.479   $  8.801   $  7.589  $       -
Accumulation unit value at end of period.....................  $   13.342  $   12.514  $  9.759   $  8.479   $  8.801  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.612  $   12.187  $ 10.599   $ 11.013   $  9.506  $       -
Accumulation unit value at end of period.....................  $   16.629  $   15.612  $ 12.187   $ 10.599   $ 11.013  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          15        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.268  $    9.596  $  8.362   $  8.706   $  7.530  $   6.102
Accumulation unit value at end of period.....................  $   13.041  $   12.268  $  9.596   $  8.362   $  8.706  $   7.530
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         1          4          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.148  $   11.872  $ 10.366   $ 10.814   $  9.372  $       -
Accumulation unit value at end of period.....................  $   16.070  $   15.148  $ 11.872   $ 10.366   $ 10.814  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          15        16         25         20          -
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.787  $   10.490  $  9.070   $ 18.750   $ 14.910  $       -
Accumulation unit value at end of period.....................  $   14.175  $   10.787  $ 10.490   $  9.070   $ 18.750  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          24         6          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.540  $   10.284  $  8.924   $  8.283   $  6.536  $       -
Accumulation unit value at end of period.....................  $   13.801  $   10.540  $ 10.284   $  8.924   $  8.283  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.009  $   10.758  $  9.349   $  8.691   $  6.868  $       -
Accumulation unit value at end of period.....................  $   14.393  $   11.009  $ 10.758   $  9.349   $  8.691  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          14        16         16         19          -


                                  APP I-191

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.332  $   10.112  $  9.787   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.488  $   10.332  $ 10.112   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          26        21          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.741  $   10.523  $  9.168   $  8.543   $  6.768  $       -
Accumulation unit value at end of period.....................  $   14.008  $   10.741  $ 10.523   $  9.168   $  8.543  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4          10         6          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.195  $    9.998  $  8.719   $  8.133   $  6.450  $       -
Accumulation unit value at end of period.....................  $   13.283  $   10.195  $  9.998   $  8.719   $  8.133  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         1          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.530  $   10.347  $  9.042   $  8.451   $  6.715  $       -
Accumulation unit value at end of period.....................  $   13.692  $   10.530  $ 10.347   $  9.042   $  8.451  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         3          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.928  $    9.775  $  8.559   $  8.016   $  6.382  $   4.325
Accumulation unit value at end of period.....................  $   12.883  $    9.928  $  9.775   $  8.559   $  8.016  $   6.382
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          23        21         13          9          9
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.467  $   10.501  $  9.591   $ 32.040   $ 26.580  $       -
Accumulation unit value at end of period.....................  $   15.995  $   14.467  $ 10.501   $  9.591   $ 32.040  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.484  $    8.365  $  7.667   $  8.320   $  6.926  $       -
Accumulation unit value at end of period.....................  $   12.653  $   11.484  $  8.365   $  7.667   $  8.320  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          20        27         29         28          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.003  $    8.027  $  7.368   $  8.008   $  6.676  $       -
Accumulation unit value at end of period.....................  $   12.105  $   11.003  $  8.027   $  7.368   $  8.008  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           7         9         12         14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.039  $   10.987  $ 10.786   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.520  $   15.039  $ 10.987   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          28        26          -          -          -


                                  APP I-192

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.891  $   10.159  $  9.349   $ 10.185   $  8.513  $       -
Accumulation unit value at end of period.....................  $   15.244  $   13.891  $ 10.159   $  9.349   $ 10.185  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2         0         12         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.813  $   10.844  $  9.989   $ 10.894   $  9.115  $       -
Accumulation unit value at end of period.....................  $   16.240  $   14.813  $ 10.844   $  9.989   $ 10.894  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           3         4          4         32          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.667  $   10.025  $  9.253   $ 10.112   $  8.477  $   5.728
Accumulation unit value at end of period.....................  $   14.953  $   13.667  $ 10.025   $  9.253   $ 10.112  $   8.477
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           3         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.373  $   10.564  $  9.770   $ 10.698   $  8.986  $   7.094
Accumulation unit value at end of period.....................  $   15.694  $   14.373  $ 10.564   $  9.770   $ 10.698  $   8.986
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8        14         11         16         12
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.970  $   15.102  $ 13.730   $ 14.115   $ 12.325  $       -
Accumulation unit value at end of period.....................  $   20.629  $   18.970  $ 15.102   $ 13.730   $ 14.115  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -        19         17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.675  $   14.918  $ 13.611   $ 14.042   $ 12.304  $       -
Accumulation unit value at end of period.....................  $   20.237  $   18.675  $ 14.918   $ 13.611   $ 14.042  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.549  $   14.840  $ 13.560   $ 14.010   $ 12.295  $       -
Accumulation unit value at end of period.....................  $   20.071  $   18.549  $ 14.840   $ 13.560   $ 14.010  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         2          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.425  $   14.763  $ 14.468   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.907  $   18.425  $ 14.763   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   18.342  $   14.712  $ 13.476   $ 13.958   $ 12.280  $       -
Accumulation unit value at end of period.....................  $   19.798  $   18.342  $ 14.712   $ 13.476   $ 13.958  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           8        12          9          7          -


                                  APP I-193

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.260  $   14.660  $ 13.443   $ 13.937   $ 12.274  $       -
Accumulation unit value at end of period.....................  $   19.689  $   18.260  $ 14.660   $ 13.443   $ 13.937  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   18.097  $   14.558  $ 13.376   $ 13.896   $ 12.262  $  10.000
Accumulation unit value at end of period.....................  $   19.474  $   18.097  $ 14.558   $ 13.376   $ 13.896  $  12.262
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           3         6          7          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.935  $   14.457  $ 13.309   $ 13.855   $ 12.250  $  10.000
Accumulation unit value at end of period.....................  $   19.262  $   17.935  $ 14.457   $ 13.309   $ 13.855  $  12.250
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           8         6          4          4          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.301  $   15.787  $ 14.506   $ 13.054   $ 12.007  $       -
Accumulation unit value at end of period.....................  $   14.731  $   14.301  $ 15.787   $ 14.506   $ 13.054  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         147         146        57         50         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.407  $   17.067  $ 15.738   $ 14.212   $ 13.118  $       -
Accumulation unit value at end of period.....................  $   15.814  $   15.407  $ 17.067   $ 15.738   $ 14.212  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          61          94        97         88         87          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.186  $   16.847  $ 15.559   $ 14.071   $ 13.008  $  11.696
Accumulation unit value at end of period.....................  $   15.564  $   15.186  $ 16.847   $ 15.559   $ 14.071  $  13.008
Number of accumulation units outstanding at end of period (in
thousands)...................................................         196         172       113         79         41         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.968  $   16.631  $ 16.721   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.318  $   14.968  $ 16.631   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          86          99        90          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.534  $   15.053  $ 13.936   $ 12.635   $ 11.709  $  10.547
Accumulation unit value at end of period.....................  $   13.837  $   13.534  $ 15.053   $ 13.936   $ 12.635  $  11.709
Number of accumulation units outstanding at end of period (in
thousands)...................................................          69          66        78         54         45         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.683  $   16.347  $ 15.149   $ 13.749   $ 12.754  $       -
Accumulation unit value at end of period.....................  $   14.996  $   14.683  $ 16.347   $ 15.149   $ 13.749  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          55        56         56         78          -


                                  APP I-194

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.269  $   14.802  $ 13.745   $ 12.499   $ 11.618  $  10.249
Accumulation unit value at end of period.....................  $   13.525  $   13.269  $ 14.802   $ 13.745   $ 12.499  $  11.618
Number of accumulation units outstanding at end of period (in
thousands)...................................................          89          87        62         37         33          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.128  $   15.792  $ 14.694   $ 13.389   $ 12.470  $  11.269
Accumulation unit value at end of period.....................  $   14.372  $   14.128  $ 15.792   $ 14.694   $ 13.389  $  12.470
Number of accumulation units outstanding at end of period (in
thousands)...................................................         140         131       143        127         83         69
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.402  $   15.765  $ 14.339   $ 13.821   $ 12.750  $       -
Accumulation unit value at end of period.....................  $   16.062  $   15.402  $ 15.765   $ 14.339   $ 13.821  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         373         347       361        233         55          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.261  $   14.648  $ 13.370   $ 12.932   $ 11.972  $       -
Accumulation unit value at end of period.....................  $   14.820  $   14.261  $ 14.648   $ 13.370   $ 12.932  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         295         291       144        205        123          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.901  $   15.329  $ 14.013   $ 13.574   $ 12.585  $  11.444
Accumulation unit value at end of period.....................  $   15.463  $   14.901  $ 15.329   $ 14.013   $ 13.574  $  12.585
Number of accumulation units outstanding at end of period (in
thousands)...................................................         326         364       522        505        357        141
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.350  $   15.815  $ 15.789   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.905  $   15.350  $ 15.815   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         117         116       124          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.657  $   15.116  $ 13.852   $ 13.452   $ 12.503  $  11.389
Accumulation unit value at end of period.....................  $   15.171  $   14.657  $ 15.116   $ 13.852   $ 13.452  $  12.503
Number of accumulation units outstanding at end of period (in
thousands)...................................................         180         207       276        172        124         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.120  $   15.609  $ 14.318   $ 13.918   $ 12.950  $       -
Accumulation unit value at end of period.....................  $   15.635  $   15.120  $ 15.609   $ 14.318   $ 13.918  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          87          70        67         72         70          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.370  $   14.864  $ 13.662   $ 13.307   $ 12.406  $  11.149
Accumulation unit value at end of period.....................  $   14.829  $   14.370  $ 14.864   $ 13.662   $ 13.307  $  12.406
Number of accumulation units outstanding at end of period (in
thousands)...................................................         192         243       191        161        110         29


                                  APP I-195

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.671  $   15.205  $ 14.004   $ 13.667   $ 12.767  $  11.668
Accumulation unit value at end of period.....................  $   15.109  $   14.671  $ 15.205   $ 14.004   $ 13.667  $  12.767
Number of accumulation units outstanding at end of period (in
thousands)...................................................         284         311       380        316        224        192
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.594  $   10.845  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.047  $   10.594  $ 10.845   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.521  $   10.808  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.933  $   10.521  $ 10.808   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.490  $   10.793  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.884  $   10.490  $ 10.793   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.459  $   10.777  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.836  $   10.459  $ 10.777   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.439  $   10.767  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.804  $   10.439  $ 10.767   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.418  $   10.756  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.772  $   10.418  $ 10.756   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          11        19          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.377  $   10.735  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.708  $   10.377  $ 10.735   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.337  $   10.715  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.645  $   10.337  $ 10.715   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -


                                  APP I-196

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
PIONEER DISCIPLINED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.523  $   11.896  $ 10.689   $ 11.206   $ 10.587  $       -
Accumulation unit value at end of period.....................  $   17.012  $   15.523  $ 11.896   $ 10.689   $ 11.206  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.316  $   11.778  $ 10.620   $ 11.173   $ 10.580  $       -
Accumulation unit value at end of period.....................  $   16.726  $   15.316  $ 11.778   $ 10.620   $ 11.173  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.227  $   11.728  $ 10.590   $ 11.159   $ 10.577  $       -
Accumulation unit value at end of period.....................  $   16.605  $   15.227  $ 11.728   $ 10.590   $ 11.159  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.140  $   11.678  $ 11.491   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.484  $   15.140  $ 11.678   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.082  $   11.645  $ 10.542   $ 11.135   $ 10.572  $       -
Accumulation unit value at end of period.....................  $   16.405  $   15.082  $ 11.645   $ 10.542   $ 11.135  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.024  $   11.611  $ 10.522   $ 11.126   $ 10.570  $       -
Accumulation unit value at end of period.....................  $   16.325  $   15.024  $ 11.611   $ 10.522   $ 11.126  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.909  $   11.545  $ 10.483   $ 11.107   $ 10.566  $       -
Accumulation unit value at end of period.....................  $   16.168  $   14.909  $ 11.545   $ 10.483   $ 11.107  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           5         2          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.795  $   11.480  $ 10.445   $ 11.088   $ 10.563  $       -
Accumulation unit value at end of period.....................  $   16.012  $   14.795  $ 11.480   $ 10.445   $ 11.088  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         5          4          0          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $    8.646  $    8.839  $  7.939   $ 30.840   $ 26.550  $       -
Accumulation unit value at end of period.....................  $    7.488  $    8.646  $  8.839   $  7.939   $ 30.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          33        29          -          -          -


                                  APP I-197

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    8.447  $    8.666  $  7.811   $ 10.347   $  8.938  $       -
Accumulation unit value at end of period.....................  $    7.290  $    8.447  $  8.666   $  7.811   $ 10.347  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          37         -         23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    8.363  $    8.593  $  7.757   $ 10.290   $  8.903  $   6.104
Accumulation unit value at end of period.....................  $    7.207  $    8.363  $  8.593   $  7.757   $ 10.290  $   8.903
Number of accumulation units outstanding at end of period (in
thousands)...................................................          43          29        50         48         42          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $    8.280  $    8.521  $  8.045   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    7.125  $    8.280  $  8.521   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -          10        14          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    7.941  $    8.180  $  7.402   $  9.845   $  8.539  $       -
Accumulation unit value at end of period.....................  $    6.826  $    7.941  $  8.180   $  7.402   $  9.845  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          11        16          5          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    8.171  $    8.425  $  7.632   $ 10.160   $  8.821  $       -
Accumulation unit value at end of period.....................  $    7.017  $    8.171  $  8.425   $  7.632   $ 10.160  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         4         32         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    7.785  $    8.043  $  7.301   $  9.739   $  8.472  $   4.475
Accumulation unit value at end of period.....................  $    6.672  $    7.785  $  8.043   $  7.301   $  9.739  $   8.472
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          33        28         28         25          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    7.956  $    8.237  $  7.491   $ 10.013   $  8.728  $   6.014
Accumulation unit value at end of period.....................  $    6.805  $    7.956  $  8.237   $  7.491   $ 10.013  $   8.728
Number of accumulation units outstanding at end of period (in
thousands)...................................................          38          35        40         50         36         34
PIONEER EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   27.098  $   21.024  $ 19.148   $ 25.350   $ 21.640  $       -
Accumulation unit value at end of period.....................  $   30.571  $   27.098  $ 21.024   $ 19.148   $ 25.350  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   26.644  $   20.744  $ 18.960   $ 17.882   $ 15.060  $       -
Accumulation unit value at end of period.....................  $   29.954  $   26.644  $ 20.744   $ 18.960   $ 17.882  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-198

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   26.452  $   20.626  $ 18.880   $ 17.833   $ 15.041  $       -
Accumulation unit value at end of period.....................  $   29.694  $   26.452  $ 20.626   $ 18.880   $ 17.833  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   26.262  $   20.508  $ 20.298   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   29.436  $   26.262  $ 20.508   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   26.135  $   20.430  $ 18.747   $ 17.752   $ 15.010  $       -
Accumulation unit value at end of period.....................  $   29.265  $   26.135  $ 20.430   $ 18.747   $ 17.752  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   26.010  $   20.352  $ 18.694   $ 17.720   $ 14.998  $       -
Accumulation unit value at end of period.....................  $   29.095  $   26.010  $ 20.352   $ 18.694   $ 17.720  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   25.760  $   20.197  $ 18.589   $ 17.655   $ 14.973  $       -
Accumulation unit value at end of period.....................  $   28.758  $   25.760  $ 20.197   $ 18.589   $ 17.655  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   25.513  $   20.043  $ 18.484   $ 17.591   $ 14.948  $  12.240
Accumulation unit value at end of period.....................  $   28.425  $   25.513  $ 20.043   $ 18.484   $ 17.591  $  14.948
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.674  $    9.525  $  8.667   $ 40.960   $ 35.720  $       -
Accumulation unit value at end of period.....................  $   14.051  $   12.674  $  9.525   $  8.667   $ 40.960  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.332  $   10.055  $  9.181   $  9.655   $  8.373  $       -
Accumulation unit value at end of period.....................  $   14.729  $   13.332  $ 10.055   $  9.181   $  9.655  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.262  $    9.262  $  8.469   $  8.920   $  7.747  $       -
Accumulation unit value at end of period.....................  $   13.527  $   12.262  $  9.262   $  8.469   $  8.920  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         6          3          2          -


                                  APP I-199

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.189  $   11.490  $ 11.400   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.731  $   15.189  $ 11.490   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.061  $    9.133  $  8.372   $  8.840   $  7.697  $       -
Accumulation unit value at end of period.....................  $   13.272  $   12.061  $  9.133   $  8.372   $  8.840  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10          11        11         10          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.961  $   11.340  $ 10.406   $ 10.999   $  9.586  $       -
Accumulation unit value at end of period.....................  $   16.447  $   14.961  $ 11.340   $ 10.406   $ 10.999  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         4          5          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.824  $    8.980  $  8.257   $  8.745   $  7.637  $       -
Accumulation unit value at end of period.....................  $   12.972  $   11.824  $  8.980   $  8.257   $  8.745  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0        16          2          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.516  $   11.047  $ 10.177   $ 10.800   $  9.451  $   7.465
Accumulation unit value at end of period.....................  $   15.894  $   14.516  $ 11.047   $ 10.177   $ 10.800  $   9.451
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          25        34         30          8          1
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.449  $    9.365  $  8.449   $ 21.130   $ 18.030  $       -
Accumulation unit value at end of period.....................  $   14.284  $   12.449  $  9.365   $  8.449   $ 21.130  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.920  $   10.507  $  9.514   $ 10.161   $  8.659  $       -
Accumulation unit value at end of period.....................  $   15.915  $   13.920  $ 10.507   $  9.514   $ 10.161  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.044  $    9.106  $  8.257   $  8.832   $  7.538  $       -
Accumulation unit value at end of period.....................  $   13.750  $   12.044  $  9.106   $  8.257   $  8.832  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          18        32         37         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.108  $   11.439  $ 11.219   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.221  $   15.108  $ 11.439   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           9        15          -          -          -


                                  APP I-200

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.847  $    8.979  $  8.162   $  8.752   $  7.489  $   5.999
Accumulation unit value at end of period.....................  $   13.491  $   11.847  $  8.979   $  8.162   $  8.752  $   7.489
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          17        14          2          7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.881  $   11.289  $ 10.273   $ 11.026   $  9.444  $       -
Accumulation unit value at end of period.....................  $   16.929  $   14.881  $ 11.289   $ 10.273   $ 11.026  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           3         5          9         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.614  $    8.829  $  8.050   $  8.658   $  7.430  $   5.562
Accumulation unit value at end of period.....................  $   13.187  $   11.614  $  8.829   $  8.050   $  8.658  $   7.430
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          13        19         31         24         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.437  $   10.997  $ 10.047   $ 10.827   $  9.310  $   7.483
Accumulation unit value at end of period.....................  $   16.359  $   14.437  $ 10.997   $ 10.047   $ 10.827  $   9.310
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          31        31         31         27         31
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.614  $   15.383  $ 13.826   $ 10.940   $ 10.360  $       -
Accumulation unit value at end of period.....................  $   16.335  $   15.614  $ 15.383   $ 13.826   $ 10.940  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          75          99        89         34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.221  $   15.048  $ 13.573   $ 13.209   $ 11.871  $       -
Accumulation unit value at end of period.....................  $   15.868  $   15.221  $ 15.048   $ 13.573   $ 13.209  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          29        28         50         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.266  $   15.115  $ 13.654   $ 13.307   $ 11.978  $   9.843
Accumulation unit value at end of period.....................  $   15.890  $   15.266  $ 15.115   $ 13.654   $ 13.307  $  11.978
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          14        16         22         31         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.909  $   15.776  $ 15.697   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.535  $   15.909  $ 15.776   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          20        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.859  $   14.749  $ 13.357   $ 13.050   $ 11.776  $   9.694
Accumulation unit value at end of period.....................  $   15.429  $   14.859  $ 14.749   $ 13.357   $ 13.050  $  11.776
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          18        13         10          4          3


                                  APP I-201

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.670  $   15.570  $ 14.114   $ 13.804   $ 12.468  $       -
Accumulation unit value at end of period.....................  $   16.255  $   15.670  $ 15.570   $ 14.114   $ 13.804  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          10        15         26         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.568  $   14.503  $ 13.174   $ 12.910   $ 11.684  $   9.637
Accumulation unit value at end of period.....................  $   15.081  $   14.568  $ 14.503   $ 13.174   $ 12.910  $  11.684
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          23        15          4          4          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   15.203  $   15.167  $ 13.803   $ 13.554   $ 12.292  $  10.152
Accumulation unit value at end of period.....................  $   15.707  $   15.203  $ 15.167   $ 13.803   $ 13.554  $  12.292
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          31        36         32         22         23
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   26.914  $   20.893  $ 18.495   $ 19.237   $ 17.918  $       -
Accumulation unit value at end of period.....................  $   28.609  $   26.914  $ 20.893   $ 18.495   $ 19.237  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          14        15          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   26.464  $   20.615  $ 18.313   $ 19.115   $ 17.866  $       -
Accumulation unit value at end of period.....................  $   28.032  $   26.464  $ 20.615   $ 18.313   $ 19.115  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   26.273  $   20.498  $ 18.236   $ 19.063   $ 17.844  $       -
Accumulation unit value at end of period.....................  $   27.788  $   26.273  $ 20.498   $ 18.236   $ 19.063  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           2         2          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   26.084  $   20.380  $ 20.195   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   27.546  $   26.084  $ 20.380   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   25.958  $   20.303  $ 18.107   $ 18.976   $ 17.807  $  12.588
Accumulation unit value at end of period.....................  $   27.387  $   25.958  $ 20.303   $ 18.107   $ 18.976  $  17.807
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         4          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   25.833  $   20.225  $ 18.056   $ 18.942   $ 17.793  $       -
Accumulation unit value at end of period.....................  $   27.228  $   25.833  $ 20.225   $ 18.056   $ 18.942  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-202

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   25.585  $   20.071  $ 17.955   $ 18.873   $ 17.764  $       -
Accumulation unit value at end of period.....................  $   26.912  $   25.585  $ 20.071   $ 17.955   $ 18.873  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         1          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   25.340  $   19.918  $ 17.854   $ 18.804   $ 17.734  $  12.578
Accumulation unit value at end of period.....................  $   26.601  $   25.340  $ 19.918   $ 17.854   $ 18.804  $  17.734
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         6          7          3          0
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   29.381  $   23.013  $ 19.858   $ 27.380   $ 22.820  $       -
Accumulation unit value at end of period.....................  $   32.072  $   29.381  $ 23.013   $ 19.858   $ 27.380  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   28.890  $   22.707  $ 19.663   $ 19.325   $ 16.163  $       -
Accumulation unit value at end of period.....................  $   31.425  $   28.890  $ 22.707   $ 19.663   $ 19.325  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   28.682  $   22.577  $ 19.580   $ 19.272   $ 16.143  $       -
Accumulation unit value at end of period.....................  $   31.152  $   28.682  $ 22.577   $ 19.580   $ 19.272  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          42        36          8          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   28.475  $   22.448  $ 22.129   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   30.881  $   28.475  $ 22.448   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   28.338  $   22.363  $ 19.442   $ 19.184   $ 16.110  $  12.579
Accumulation unit value at end of period.....................  $   30.702  $   28.338  $ 22.363   $ 19.442   $ 19.184  $  16.110
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         9          3          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   28.202  $   22.277  $ 19.387   $ 19.149   $ 16.096  $       -
Accumulation unit value at end of period.....................  $   30.523  $   28.202  $ 22.277   $ 19.387   $ 19.149  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   27.931  $   22.108  $ 19.278   $ 19.080   $ 16.070  $  12.573
Accumulation unit value at end of period.....................  $   30.170  $   27.931  $ 22.108   $ 19.278   $ 19.080  $  16.070
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          0          1          -


                                  APP I-203

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   27.663  $   21.939  $ 19.170   $ 19.010   $ 16.043  $  12.569
Accumulation unit value at end of period.....................  $   29.821  $   27.663  $ 21.939   $ 19.170   $ 19.010  $  16.043
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5         4          3          1          1
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.206  $    9.299  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    8.171  $   10.206  $  9.299   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.136  $    9.267  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    8.086  $   10.136  $  9.267   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          54           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.106  $    9.254  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    8.050  $   10.106  $  9.254   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   10.077  $    9.241  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    8.015  $   10.077  $  9.241   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.057  $    9.232  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    7.991  $   10.057  $  9.232   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   10.037  $    9.223  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    7.967  $   10.037  $  9.223   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.998  $    9.205  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    7.920  $    9.998  $  9.205   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.958  $    9.187  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $    7.873  $    9.958  $  9.187   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -


                                  APP I-204

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.752  $   11.207  $  9.417   $  9.246   $  8.210  $       -
Accumulation unit value at end of period.....................  $   16.588  $   14.752  $ 11.207   $  9.417   $  9.246  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           5         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   16.130  $   12.298  $ 10.369   $ 10.217   $  9.103  $       -
Accumulation unit value at end of period.....................  $   18.074  $   16.130  $ 12.298   $ 10.369   $ 10.217  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.272  $   10.897  $  9.202   $  9.081   $  8.103  $       -
Accumulation unit value at end of period.....................  $   15.968  $   14.272  $ 10.897   $  9.202   $  9.081  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1          23        20          1          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.892  $   13.682  $ 13.392   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.988  $   17.892  $ 13.682   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.038  $   10.746  $  9.097   $  8.999   $  8.050  $       -
Accumulation unit value at end of period.....................  $   15.668  $   14.038  $ 10.746   $  9.097   $  8.999  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.623  $   13.503  $ 11.443   $ 11.332   $ 10.147  $       -
Accumulation unit value at end of period.....................  $   19.649  $   17.623  $ 13.503   $ 11.443   $ 11.332  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.763  $   10.566  $  8.972   $  8.902   $  7.988  $       -
Accumulation unit value at end of period.....................  $   15.314  $   13.763  $ 10.566   $  8.972   $  8.902  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           9         4          3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.098  $   13.153  $ 11.191   $ 11.126   $ 10.003  $   7.783
Accumulation unit value at end of period.....................  $   18.987  $   17.098  $ 13.153   $ 11.191   $ 11.126  $  10.003
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           6         7          5          2          1
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.104  $   15.078  $ 13.099   $ 12.699   $ 11.204  $       -
Accumulation unit value at end of period.....................  $   16.416  $   16.104  $ 15.078   $ 13.099   $ 12.699  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          12        11         13          8          -


                                  APP I-205

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.668  $   14.721  $ 12.833   $ 12.485   $ 11.054  $       -
Accumulation unit value at end of period.....................  $   15.915  $   15.668  $ 14.721   $ 12.833   $ 12.485  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.588  $   14.668  $ 12.807   $ 12.478   $ 11.064  $   8.673
Accumulation unit value at end of period.....................  $   15.811  $   15.588  $ 14.668   $ 12.807   $ 12.478  $  11.064
Number of accumulation units outstanding at end of period (in
thousands)...................................................          47          29        16          4          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.222  $   16.230  $ 16.014   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.442  $   17.222  $ 16.230   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -          11         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   15.337  $   14.468  $ 12.663   $ 12.369   $ 10.995  $   8.634
Accumulation unit value at end of period.....................  $   15.517  $   15.337  $ 14.468   $ 12.663   $ 12.369  $  10.995
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2        11          9          7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.964  $   16.018  $ 14.035   $ 13.722   $ 12.210  $       -
Accumulation unit value at end of period.....................  $   17.146  $   16.964  $ 16.018   $ 14.035   $ 13.722  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -        11          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   15.040  $   14.230  $ 12.493   $ 12.239   $ 10.912  $       -
Accumulation unit value at end of period.....................  $   15.171  $   15.040  $ 14.230   $ 12.493   $ 12.239  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          11         9          5          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.458  $   15.603  $ 13.726   $ 13.474   $ 12.037  $   9.484
Accumulation unit value at end of period.....................  $   16.569  $   16.458  $ 15.603   $ 13.726   $ 13.474  $  12.037
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13           9        10          6          2          2
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.929  $    8.829  $  7.226   $ 35.670   $ 30.310  $       -
Accumulation unit value at end of period.....................  $    9.461  $   10.929  $  8.829   $  7.226   $ 35.670  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.679  $    8.658  $  7.110   $  9.061   $  7.660  $       -
Accumulation unit value at end of period.....................  $    9.212  $   10.679  $  8.658   $  7.110   $  9.061  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          5          -          -


                                  APP I-206

                                                                                  YEAR ENDING DECEMBER 31,
                                                              ----------------------------------------------------------------------
SUB-ACCOUNT                                                      2014        2013       2012       2011       2010       2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period..............  $   10.573  $    8.585  $  7.061   $  9.012   $  7.630   $       -
Accumulation unit value at end of period....................  $    9.107  $   10.573  $  8.585   $  7.061   $  9.012   $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................          17          12         1          -          2           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period..............  $   10.469  $    8.513  $  8.313   $      -   $      -   $       -
Accumulation unit value at end of period....................  $    9.004  $   10.469  $  8.513   $      -   $      -   $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -         -          -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period..............  $   10.400  $    8.465  $  6.980   $  8.931   $  7.581   $   5.288
Accumulation unit value at end of period....................  $    8.936  $   10.400  $  8.465   $  6.980   $  8.931   $   7.581
Number of accumulation units outstanding at end of period
(in thousands)..............................................           4           5        14         13         14          11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period..............  $   10.331  $    8.418  $  6.948   $  8.899   $  7.561   $       -
Accumulation unit value at end of period....................  $    8.868  $   10.331  $  8.418   $  6.948   $  8.899   $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           3           3        (0)        (0)        (0)          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period..............  $   10.196  $    8.324  $  6.884   $  8.835   $  7.521   $       -
Accumulation unit value at end of period....................  $    8.734  $   10.196  $  8.324   $  6.884   $  8.835   $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           4           5         4          3          1           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period..............  $   10.062  $    8.231  $  6.821   $  8.771   $  7.482   $   5.237
Accumulation unit value at end of period....................  $    8.602  $   10.062  $  8.231   $  6.821   $  8.771   $   7.482
Number of accumulation units outstanding at end of period
(in thousands)..............................................           7           7         5          4          2           0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period..............  $   14.696  $   10.979  $  9.452   $ 10.367   $      -   $       -
Accumulation unit value at end of period....................  $   16.276  $   14.696  $ 10.979   $  9.452   $      -   $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -         -          -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period..............  $   14.548  $   10.907  $  9.423   $ 10.360   $      -   $       -
Accumulation unit value at end of period....................  $   16.056  $   14.548  $ 10.907   $  9.423   $      -   $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -         -          -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period..............  $   14.485  $   10.876  $  9.410   $ 10.356   $      -   $       -
Accumulation unit value at end of period....................  $   15.963  $   14.485  $ 10.876   $  9.410   $      -   $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           4           0         -          -          -           -


                                  APP I-207

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.422  $   10.845  $ 10.621   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.870  $   14.422  $ 10.845   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.381  $   10.825  $  9.390   $ 10.351   $      -  $       -
Accumulation unit value at end of period.....................  $   15.809  $   14.381  $ 10.825   $  9.390   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.339  $   10.804  $  9.381   $ 10.349   $      -  $       -
Accumulation unit value at end of period.....................  $   15.747  $   14.339  $ 10.804   $  9.381   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.257  $   10.763  $  9.365   $ 10.344   $      -  $       -
Accumulation unit value at end of period.....................  $   15.625  $   14.257  $ 10.763   $  9.365   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.175  $   10.723  $  9.348   $ 10.340   $      -  $       -
Accumulation unit value at end of period.....................  $   15.504  $   14.175  $ 10.723   $  9.348   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   34.819  $   26.603  $ 21.916   $ 11.790   $  9.900  $       -
Accumulation unit value at end of period.....................  $   38.544  $   34.819  $ 26.603   $ 21.916   $ 11.790  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         2          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   34.236  $   26.249  $ 21.700   $ 23.553   $ 18.579  $       -
Accumulation unit value at end of period.....................  $   37.767  $   34.236  $ 26.249   $ 21.700   $ 23.553  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   33.990  $   26.099  $ 21.609   $ 23.489   $ 18.556  $  13.499
Accumulation unit value at end of period.....................  $   37.439  $   33.990  $ 26.099   $ 21.609   $ 23.489  $  18.556
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          10         8          1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   33.745  $   25.950  $ 24.821   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   37.113  $   33.745  $ 25.950   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           7         7          -          -          -


                                  APP I-208

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   33.582  $   25.851  $ 21.457   $ 23.382   $ 18.518  $       -
Accumulation unit value at end of period.....................  $   36.898  $   33.582  $ 25.851   $ 21.457   $ 23.382  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         4          3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   33.421  $   25.752  $ 21.396   $ 23.340   $ 18.502  $       -
Accumulation unit value at end of period.....................  $   36.684  $   33.421  $ 25.752   $ 21.396   $ 23.340  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           7         6         14          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   33.100  $   25.556  $ 21.276   $ 23.255   $ 18.472  $  13.487
Accumulation unit value at end of period.....................  $   36.259  $   33.100  $ 25.556   $ 21.276   $ 23.255  $  18.472
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   32.783  $   25.362  $ 21.156   $ 23.170   $ 18.442  $  13.483
Accumulation unit value at end of period.....................  $   35.839  $   32.783  $ 25.362   $ 21.156   $ 23.170  $  18.442
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6         5          5          2          0
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   33.796  $   25.101  $ 21.551   $ 13.510   $ 10.640  $       -
Accumulation unit value at end of period.....................  $   34.414  $   33.796  $ 25.101   $ 21.551   $ 13.510  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   33.231  $   24.768  $ 21.339   $ 22.303   $ 17.433  $       -
Accumulation unit value at end of period.....................  $   33.720  $   33.231  $ 24.768   $ 21.339   $ 22.303  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   32.991  $   24.626  $ 21.249   $ 22.242   $ 17.412  $  13.732
Accumulation unit value at end of period.....................  $   33.426  $   32.991  $ 24.626   $ 21.249   $ 22.242  $  17.412
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           2         2          3          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   32.754  $   24.485  $ 23.482   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   33.136  $   32.754  $ 24.485   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          11         8          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   32.596  $   24.392  $ 21.100   $ 22.141   $ 17.376  $  13.727
Accumulation unit value at end of period.....................  $   32.943  $   32.596  $ 24.392   $ 21.100   $ 22.141  $  17.376
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6          19        37         31          2          -


                                  APP I-209

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   32.439  $   24.299  $ 21.040   $ 22.101   $ 17.362  $       -
Accumulation unit value at end of period.....................  $   32.752  $   32.439  $ 24.299   $ 21.040   $ 22.101  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         3          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   32.128  $   24.114  $ 20.922   $ 22.020   $ 17.333  $       -
Accumulation unit value at end of period.....................  $   32.373  $   32.128  $ 24.114   $ 20.922   $ 22.020  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   31.820  $   23.930  $ 20.804   $ 21.940   $ 17.305  $  13.716
Accumulation unit value at end of period.....................  $   31.998  $   31.820  $ 23.930   $ 20.804   $ 21.940  $  17.305
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           9         7          5          2          0
RIDGEWORTH TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.584  $   11.983  $ 11.447   $ 10.750   $ 11.070  $       -
Accumulation unit value at end of period.....................  $   12.297  $   11.584  $ 11.983   $ 11.447   $ 10.750  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.429  $   11.864  $ 11.373   $ 10.423   $ 10.184  $       -
Accumulation unit value at end of period.....................  $   12.090  $   11.429  $ 11.864   $ 11.373   $ 10.423  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.363  $   11.813  $ 11.342   $ 10.410   $ 10.181  $       -
Accumulation unit value at end of period.....................  $   12.002  $   11.363  $ 11.813   $ 11.342   $ 10.410  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.298  $   11.763  $ 11.770   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.915  $   11.298  $ 11.763   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          17        17          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.255  $   11.730  $ 11.290   $ 10.388   $ 10.177  $       -
Accumulation unit value at end of period.....................  $   11.858  $   11.255  $ 11.730   $ 11.290   $ 10.388  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -        15          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.211  $   11.696  $ 11.269   $ 10.379   $ 10.175  $       -
Accumulation unit value at end of period.....................  $   11.800  $   11.211  $ 11.696   $ 11.269   $ 10.379  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         3          -          -          -


                                  APP I-210

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.126  $   11.630  $ 11.227   $ 10.361   $ 10.171  $       -
Accumulation unit value at end of period.....................  $   11.687  $   11.126  $ 11.630   $ 11.227   $ 10.361  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.040  $   11.564  $ 11.186   $ 10.344   $ 10.167  $       -
Accumulation unit value at end of period.....................  $   11.574  $   11.040  $ 11.564   $ 11.186   $ 10.344  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   30.952  $   23.413  $ 20.523   $ 20.936   $ 17.010  $       -
Accumulation unit value at end of period.....................  $   31.264  $   30.952  $ 23.413   $ 20.523   $ 20.936  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   30.434  $   23.102  $ 20.322   $ 20.803   $ 16.961  $       -
Accumulation unit value at end of period.....................  $   30.633  $   30.434  $ 23.102   $ 20.322   $ 20.803  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           7         7          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   30.215  $   22.970  $ 20.236   $ 20.747   $ 16.940  $       -
Accumulation unit value at end of period.....................  $   30.367  $   30.215  $ 22.970   $ 20.236   $ 20.747  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           4         4          3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   29.997  $   22.839  $ 22.457   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   30.103  $   29.997  $ 22.839   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   29.853  $   22.752  $ 20.093   $ 20.652   $ 16.905  $  13.441
Accumulation unit value at end of period.....................  $   29.928  $   29.853  $ 22.752   $ 20.093   $ 20.652  $  16.905
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         1          1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   29.710  $   22.665  $ 20.037   $ 20.615   $ 16.892  $       -
Accumulation unit value at end of period.....................  $   29.755  $   29.710  $ 22.665   $ 20.037   $ 20.615  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   29.424  $   22.492  $ 19.924   $ 20.540   $ 16.864  $  13.435
Accumulation unit value at end of period.....................  $   29.410  $   29.424  $ 22.492   $ 19.924   $ 20.540  $  16.864
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         1          1          0          0


                                  APP I-211

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   29.142  $   22.321  $ 19.812   $ 20.465   $ 16.836  $  13.431
Accumulation unit value at end of period.....................  $   29.070  $   29.142  $ 22.321   $ 19.812   $ 20.465  $  16.836
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         5          2          1          0
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   28.467  $   22.319  $ 20.384   $ 22.046   $ 17.662  $       -
Accumulation unit value at end of period.....................  $   28.377  $   28.467  $ 22.319   $ 20.384   $ 22.046  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           6         6          8         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   27.991  $   22.022  $ 20.184   $ 21.906   $ 17.611  $       -
Accumulation unit value at end of period.....................  $   27.805  $   27.991  $ 22.022   $ 20.184   $ 21.906  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          11        10          7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   27.789  $   21.896  $ 20.098   $ 21.846   $ 17.589  $       -
Accumulation unit value at end of period.....................  $   27.563  $   27.789  $ 21.896   $ 20.098   $ 21.846  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   27.589  $   21.771  $ 21.295   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   27.323  $   27.589  $ 21.771   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   27.456  $   21.688  $ 19.957   $ 21.747   $ 17.553  $  13.471
Accumulation unit value at end of period.....................  $   27.165  $   27.456  $ 21.688   $ 19.957   $ 21.747  $  17.553
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   27.324  $   21.605  $ 19.901   $ 21.708   $ 17.539  $       -
Accumulation unit value at end of period.....................  $   27.007  $   27.324  $ 21.605   $ 19.901   $ 21.708  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         1          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   27.061  $   21.441  $ 19.789   $ 21.629   $ 17.510  $       -
Accumulation unit value at end of period.....................  $   26.694  $   27.061  $ 21.441   $ 19.789   $ 21.629  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         4          3          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   26.802  $   21.277  $ 19.677   $ 21.550   $ 17.481  $  13.460
Accumulation unit value at end of period.....................  $   26.385  $   26.802  $ 21.277   $ 19.677   $ 21.550  $  17.481
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         5          3          1          0


                                  APP I-212

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -(c)
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    9.981  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.220  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    9.981  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.207  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.981  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.202  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.981  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.197  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25           -         -          -          -          -
RUSSELL LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -(c)
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-213

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    9.991  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.098  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    9.991  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.085  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.991  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.080  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.991  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.075  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           -         -          -          -          -
RUSSELL LIFEPOINTS(R) EQUITY GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -(c)
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-214

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.976  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.213  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -(c)
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-215

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    9.981  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.208  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.981  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.203  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.981  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.197  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           -         -          -          -          -
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -(c)
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-216

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $        -  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $        -  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    9.984  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.136  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.983  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.131  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.983  $        -  $      -   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.126  $        -  $      -   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.082  $   10.136  $  8.691   $ 23.600   $ 20.920  $       -
Accumulation unit value at end of period.....................  $   13.986  $   13.082  $ 10.136   $  8.691   $ 23.600  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.781  $    9.938  $  8.551   $  8.689   $  7.610  $       -
Accumulation unit value at end of period.....................  $   13.617  $   12.781  $  9.938   $  8.551   $  8.689  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.655  $    9.854  $  8.492   $  8.642   $  7.580  $       -
Accumulation unit value at end of period.....................  $   13.462  $   12.655  $  9.854   $  8.492   $  8.642  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          58          24        20         15         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.529  $    9.771  $  9.602   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.308  $   12.529  $  9.771   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.198  $    9.522  $  8.227   $  8.393   $  7.380  $       -
Accumulation unit value at end of period.....................  $   12.944  $   12.198  $  9.522   $  8.227   $  8.393  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          46        47         34         11          -


                                  APP I-217

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.364  $    9.661  $  8.355   $  8.532   $  7.510  $       -
Accumulation unit value at end of period.....................  $   13.106  $   12.364  $  9.661   $  8.355   $  8.532  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.959  $    9.363  $  8.114   $  8.302   $  7.322  $       -
Accumulation unit value at end of period.....................  $   12.652  $   11.959  $  9.363   $  8.114   $  8.302  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          22          19        28         23         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.040  $    9.445  $  8.201   $  8.409   $  7.431  $   5.785
Accumulation unit value at end of period.....................  $   12.712  $   12.040  $  9.445   $  8.201   $  8.409  $   7.431
Number of accumulation units outstanding at end of period (in
thousands)...................................................          29          28        34         31         33         30
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.895  $   11.476  $  9.698   $ 31.540   $ 27.110  $       -
Accumulation unit value at end of period.....................  $   17.210  $   15.895  $ 11.476   $  9.698   $ 31.540  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.530  $   11.252  $  9.542   $  9.717   $  8.381  $       -
Accumulation unit value at end of period.....................  $   16.756  $   15.530  $ 11.252   $  9.542   $  9.717  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.376  $   11.157  $  9.475   $  9.664   $  8.348  $       -
Accumulation unit value at end of period.....................  $   16.565  $   15.376  $ 11.157   $  9.475   $  9.664  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         108          89        43         31         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.223  $   11.063  $ 11.039   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.376  $   15.223  $ 11.063   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          38          42        34          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.819  $   10.780  $  9.178   $  9.384   $  8.126  $       -
Accumulation unit value at end of period.....................  $   15.925  $   14.819  $ 10.780   $  9.178   $  9.384  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          87          50        77         48         29          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.022  $   10.939  $  9.323   $  9.541   $  8.271  $       -
Accumulation unit value at end of period.....................  $   16.127  $   15.022  $ 10.939   $  9.323   $  9.541  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          42        21          7         12          -


                                  APP I-218

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.528  $   10.600  $  9.052   $  9.283   $  8.063  $   6.239
Accumulation unit value at end of period.....................  $   15.566  $   14.528  $ 10.600   $  9.052   $  9.283  $   8.063
Number of accumulation units outstanding at end of period (in
thousands)...................................................          48          57        40         21         20          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.628  $   10.695  $  9.151   $  9.403   $  8.184  $   6.341
Accumulation unit value at end of period.....................  $   15.642  $   14.628  $ 10.695   $  9.151   $  9.403  $   8.184
Number of accumulation units outstanding at end of period (in
thousands)...................................................          94          88        95         84         33         19
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   25.013  $   19.669  $ 16.590   $ 19.006   $ 17.517  $       -
Accumulation unit value at end of period.....................  $   22.311  $   25.013  $ 19.669   $ 16.590   $ 19.006  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          13        15         16         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.399  $   12.151  $ 10.285   $ 11.824   $ 10.936  $       -
Accumulation unit value at end of period.....................  $   13.688  $   15.399  $ 12.151   $ 10.285   $ 11.824  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................         825         839        16         16         14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   24.036  $   18.995  $ 16.103   $ 18.540   $ 17.173  $  12.363
Accumulation unit value at end of period.....................  $   21.333  $   24.036  $ 18.995   $ 16.103   $ 18.540  $  17.173
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          54       576        584        496         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.612  $   18.688  $ 17.663   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.925  $   23.612  $ 18.688   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          17        19          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.789  $    9.340  $  7.937   $  9.162   $  8.507  $       -
Accumulation unit value at end of period.....................  $   10.437  $   11.789  $  9.340   $  7.937   $  9.162  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26           3         3          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.537  $   18.666  $ 15.879   $ 18.347   $ 17.054  $       -
Accumulation unit value at end of period.....................  $   20.818  $   23.537  $ 18.666   $ 15.879   $ 18.347  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          42          43        64         57         50          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.557  $    9.184  $  7.828   $  9.063   $  8.441  $       -
Accumulation unit value at end of period.....................  $   10.201  $   11.557  $  9.184   $  7.828   $  9.063  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          27        21          7          6          -


                                  APP I-219

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   21.987  $   17.507  $ 14.953   $ 17.346   $ 16.188  $  11.712
Accumulation unit value at end of period.....................  $   19.369  $   21.987  $ 17.507   $ 14.953   $ 17.346  $  16.188
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          31        28         29         26         23
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.331  $   16.955  $ 14.641   $ 14.997   $ 13.309  $       -
Accumulation unit value at end of period.....................  $   17.605  $   17.331  $ 16.955   $ 14.641   $ 14.997  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          33        37         29         32          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.296  $   15.016  $ 13.012   $ 13.375   $ 11.911  $       -
Accumulation unit value at end of period.....................  $   15.483  $   15.296  $ 15.016   $ 13.012   $ 13.375  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          60           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.776  $   16.494  $ 14.314   $ 14.736   $ 13.143  $       -
Accumulation unit value at end of period.....................  $   16.956  $   16.776  $ 16.494   $ 14.314   $ 14.736  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          61          38        24         13         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.593  $   18.308  $ 18.052   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.764  $   18.593  $ 18.308   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          14        14          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.506  $   16.269  $ 14.154   $ 14.607   $ 13.061  $  11.654
Accumulation unit value at end of period.....................  $   16.641  $   16.506  $ 16.269   $ 14.154   $ 14.607  $  13.061
Number of accumulation units outstanding at end of period (in
thousands)...................................................          27          19        31         29         18          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.314  $   18.069  $ 15.736   $ 16.256   $ 14.550  $       -
Accumulation unit value at end of period.....................  $   18.445  $   18.314  $ 18.069   $ 15.736   $ 16.256  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           5        10         23          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.186  $   16.002  $ 13.964   $ 14.454   $ 12.963  $  11.590
Accumulation unit value at end of period.....................  $   16.270  $   16.186  $ 16.002   $ 13.964   $ 14.454  $  12.963
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          36        20         17         13          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.768  $   17.601  $ 15.389   $ 15.962   $ 14.344  $  12.842
Accumulation unit value at end of period.....................  $   17.824  $   17.768  $ 17.601   $ 15.389   $ 15.962  $  14.344
Number of accumulation units outstanding at end of period (in
thousands)...................................................          98          99       101         73         57         44


                                  APP I-220

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   24.285  $   19.312  $ 15.795   $ 17.720   $ 17.090  $       -
Accumulation unit value at end of period.....................  $   23.300  $   24.285  $ 19.312   $ 15.795   $ 17.720  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   23.879  $   19.055  $ 15.639   $ 17.531   $ 16.724  $       -
Accumulation unit value at end of period.....................  $   22.830  $   23.879  $ 19.055   $ 15.639   $ 17.531  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   23.707  $   18.946  $ 15.573   $ 17.484   $ 16.703  $       -
Accumulation unit value at end of period.....................  $   22.631  $   23.707  $ 18.946   $ 15.573   $ 17.484  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   23.536  $   18.838  $ 18.138   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   22.434  $   23.536  $ 18.838   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.423  $   18.766  $ 15.464   $ 17.404   $ 16.669  $       -
Accumulation unit value at end of period.....................  $   22.304  $   23.423  $ 18.766   $ 15.464   $ 17.404  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   23.310  $   18.694  $ 15.420   $ 17.373   $ 16.655  $       -
Accumulation unit value at end of period.....................  $   22.175  $   23.310  $ 18.694   $ 15.420   $ 17.373  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   23.086  $   18.552  $ 15.333   $ 17.309   $ 16.628  $       -
Accumulation unit value at end of period.....................  $   21.918  $   23.086  $ 18.552   $ 15.333   $ 17.309  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   22.865  $   18.411  $ 15.247   $ 17.246   $ 16.601  $  12.604
Accumulation unit value at end of period.....................  $   21.664  $   22.865  $ 18.411   $ 15.247   $ 17.246  $  16.601
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         4          2          0          -
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.488  $   12.045  $ 10.680   $ 10.482   $      -  $       -
Accumulation unit value at end of period.....................  $   14.508  $   13.488  $ 12.045   $ 10.680   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-221

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.352  $   11.965  $ 10.647   $ 10.474   $      -  $       -
Accumulation unit value at end of period.....................  $   14.312  $   13.352  $ 11.965   $ 10.647   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.295  $   11.931  $ 10.633   $ 10.470   $      -  $       -
Accumulation unit value at end of period.....................  $   14.229  $   13.295  $ 11.931   $ 10.633   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.237  $   11.898  $ 11.833   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.146  $   13.237  $ 11.898   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.199  $   11.875  $ 10.609   $ 10.465   $      -  $       -
Accumulation unit value at end of period.....................  $   14.091  $   13.199  $ 11.875   $ 10.609   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.161  $   11.853  $ 10.600   $ 10.463   $      -  $       -
Accumulation unit value at end of period.....................  $   14.037  $   13.161  $ 11.853   $ 10.600   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.085  $   11.808  $ 10.581   $ 10.458   $      -  $       -
Accumulation unit value at end of period.....................  $   13.928  $   13.085  $ 11.808   $ 10.581   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.010  $   11.764  $ 10.562   $ 10.454   $      -  $       -
Accumulation unit value at end of period.....................  $   13.820  $   13.010  $ 11.764   $ 10.562   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -
THE HARTFORD CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.565  $   10.276  $  8.546   $ 10.083   $  8.929  $       -
Accumulation unit value at end of period.....................  $   15.633  $   14.565  $ 10.276   $  8.546   $ 10.083  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         37         41          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.225  $   10.071  $  8.405   $  9.951   $  8.843  $       -
Accumulation unit value at end of period.....................  $   15.214  $   14.225  $ 10.071   $  8.405   $  9.951  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         82         62          -


                                  APP I-222

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.081  $    9.985  $  8.345   $  9.895   $  8.807  $       -
Accumulation unit value at end of period.....................  $   15.038  $   14.081  $  9.985   $  8.345   $  9.895  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          13        12         12          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.939  $    9.899  $  9.571   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.864  $   13.939  $  9.899   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   28.425  $   20.206  $ 16.930   $ 20.125   $ 17.956  $  13.547
Accumulation unit value at end of period.....................  $   30.281  $   28.425  $ 20.206   $ 16.930   $ 20.125  $  17.956
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          12        12          8          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.752  $    9.785  $  8.207   $  9.766   $  8.722  $       -
Accumulation unit value at end of period.....................  $   14.635  $   13.752  $  9.785   $  8.207   $  9.766  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         1          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   28.017  $   19.975  $ 16.788   $ 20.015   $ 17.912  $  13.541
Accumulation unit value at end of period.....................  $   29.757  $   28.017  $ 19.975   $ 16.788   $ 20.015  $  17.912
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           7         2          5          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.385  $    9.562  $  8.052   $  9.620   $  8.626  $   6.530
Accumulation unit value at end of period.....................  $   14.188  $   13.385  $  9.562   $  8.052   $  9.620  $   8.626
Number of accumulation units outstanding at end of period (in
thousands)...................................................          45          42        43         32         10          2
THE HARTFORD CHECKS AND BALANCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.059  $   12.321  $ 10.851   $ 11.153   $ 10.540  $       -
Accumulation unit value at end of period.....................  $   16.321  $   15.059  $ 12.321   $ 10.851   $ 11.153  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.858  $   12.198  $ 10.781   $ 11.120   $ 10.533  $       -
Accumulation unit value at end of period.....................  $   16.046  $   14.858  $ 12.198   $ 10.781   $ 11.120  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.772  $   12.146  $ 10.751   $ 11.106   $ 10.531  $       -
Accumulation unit value at end of period.....................  $   15.930  $   14.772  $ 12.146   $ 10.751   $ 11.106  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           4         7          2          0          -


                                  APP I-223

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.687  $   12.095  $ 11.911   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.815  $   14.687  $ 12.095   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.631  $   12.060  $ 10.702   $ 11.082   $ 10.526  $       -
Accumulation unit value at end of period.....................  $   15.738  $   14.631  $ 12.060   $ 10.702   $ 11.082  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4        22         20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.575  $   12.026  $ 10.682   $ 11.073   $ 10.524  $       -
Accumulation unit value at end of period.....................  $   15.662  $   14.575  $ 12.026   $ 10.682   $ 11.073  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.463  $   11.958  $ 10.643   $ 11.054   $ 10.520  $       -
Accumulation unit value at end of period.....................  $   15.511  $   14.463  $ 11.958   $ 10.643   $ 11.054  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           5         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.352  $   11.890  $ 10.603   $ 11.036   $ 10.516  $       -
Accumulation unit value at end of period.....................  $   15.362  $   14.352  $ 11.890   $ 10.603   $ 11.036  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           6         7         10          7          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.598  $   12.464  $ 11.391   $ 11.196   $ 10.133  $       -
Accumulation unit value at end of period.....................  $   12.564  $   12.598  $ 12.464   $ 11.391   $ 11.196  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         3          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.303  $   12.215  $ 11.203   $ 11.050   $ 10.036  $       -
Accumulation unit value at end of period.....................  $   12.227  $   12.303  $ 12.215   $ 11.203   $ 11.050  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.179  $   12.110  $ 11.123   $ 10.988   $  9.995  $   8.331
Accumulation unit value at end of period.....................  $   12.086  $   12.179  $ 12.110   $ 11.123   $ 10.988  $   9.995
Number of accumulation units outstanding at end of period (in
thousands)...................................................          16          23        21         12          8          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.056  $   12.006  $ 11.915   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.946  $   12.056  $ 12.006   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -


                                  APP I-224

                                                                                  YEAR ENDING DECEMBER 31,
                                                              ----------------------------------------------------------------------
SUB-ACCOUNT                                                      2014        2013        2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period..............  $   16.445  $   16.393   $ 15.094   $ 14.948   $ 13.631  $  11.381
Accumulation unit value at end of period....................  $   16.278  $   16.445   $ 16.393   $ 15.094   $ 14.948  $  13.631
Number of accumulation units outstanding at end of period
(in thousands)..............................................          28          34         61         70        100          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period..............  $   11.895  $   11.869   $ 10.939   $ 10.844   $  9.899  $       -
Accumulation unit value at end of period....................  $   11.762  $   11.895   $ 11.869   $ 10.939   $ 10.844  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -          3          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period..............  $   16.209  $   16.206   $ 14.967   $ 14.867   $ 13.597  $       -
Accumulation unit value at end of period....................  $   15.997  $   16.209   $ 16.206   $ 14.967   $ 14.867  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           8           8          7          6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period..............  $   11.577  $   11.599   $ 10.733   $ 10.683   $  9.790  $   8.201
Accumulation unit value at end of period....................  $   11.403  $   11.577   $ 11.599   $ 10.733   $ 10.683  $   9.790
Number of accumulation units outstanding at end of period
(in thousands)..............................................           3           3          4          4          3          2
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period..............  $   15.106  $   11.537   $ 10.212   $ 10.121   $  8.981  $       -
Accumulation unit value at end of period....................  $   16.968  $   15.106   $ 11.537   $ 10.212   $ 10.121  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -           -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period..............  $   14.753  $   11.307   $ 10.043   $  9.989   $  8.895  $       -
Accumulation unit value at end of period....................  $   16.513  $   14.753   $ 11.307   $ 10.043   $  9.989  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................          22          22         23         22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period..............  $   14.604  $   11.210   $  9.972   $  9.933   $  8.858  $       -
Accumulation unit value at end of period....................  $   16.322  $   14.604   $ 11.210   $  9.972   $  9.933  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           1           9         41         37         41          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period..............  $   14.457  $   11.113   $ 11.004   $      -   $      -  $       -
Accumulation unit value at end of period....................  $   16.133  $   14.457   $ 11.113   $      -   $      -  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................           -          (0)        (0)         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period..............  $   26.545  $   20.426   $ 18.216   $ 18.190   $ 16.263  $       -
Accumulation unit value at end of period....................  $   29.594  $   26.545   $ 20.426   $ 18.216   $ 18.190  $       -
Number of accumulation units outstanding at end of period
(in thousands)..............................................          38          36         36         33          2          -


                                  APP I-225

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.263  $   10.986  $  8.967   $  8.963   $  8.022  $       -
Accumulation unit value at end of period.....................  $   15.885  $   14.263  $ 10.986   $  8.967   $  8.963  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   26.164  $   20.193  $ 18.062   $ 18.091   $ 16.223  $  12.868
Accumulation unit value at end of period.....................  $   29.082  $   26.164  $ 20.193   $ 18.062   $ 18.091  $  16.223
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7          10         7          7          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.882  $   10.736  $  9.622   $  9.657   $  8.677  $   6.892
Accumulation unit value at end of period.....................  $   15.400  $   13.882  $ 10.736   $  9.622   $  9.657  $   8.677
Number of accumulation units outstanding at end of period (in
thousands)...................................................          20          15        23          9          1          0
THE HARTFORD EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.223  $   14.098  $ 12.412   $ 12.800   $ 12.200  $       -
Accumulation unit value at end of period.....................  $   19.865  $   18.223  $ 14.098   $ 12.412   $ 12.800  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.980  $   13.959  $ 12.332   $ 11.559   $ 10.888  $       -
Accumulation unit value at end of period.....................  $   19.531  $   17.980  $ 13.959   $ 12.332   $ 11.559  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.876  $   13.899  $ 12.298   $ 11.544   $ 10.885  $       -
Accumulation unit value at end of period.....................  $   19.389  $   17.876  $ 13.899   $ 12.298   $ 11.544  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           7         3          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.773  $   13.840  $ 13.716   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.249  $   17.773  $ 13.840   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.705  $   13.801  $ 12.241   $ 11.520   $ 10.880  $       -
Accumulation unit value at end of period.....................  $   19.156  $   17.705  $ 13.801   $ 12.241   $ 11.520  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.637  $   13.761  $ 12.218   $ 11.510   $ 10.878  $       -
Accumulation unit value at end of period.....................  $   19.063  $   17.637  $ 13.761   $ 12.218   $ 11.510  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -


                                  APP I-226

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.502  $   13.683  $ 12.173   $ 11.491   $ 10.874  $       -
Accumulation unit value at end of period.....................  $   18.880  $   17.502  $ 13.683   $ 12.173   $ 11.491  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5          10         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.368  $   13.606  $ 12.129   $ 11.471   $ 10.870  $       -
Accumulation unit value at end of period.....................  $   18.698  $   17.368  $ 13.606   $ 12.129   $ 11.471  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           3         9          6          0          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   11.286  $   10.103  $  8.938   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   11.374  $   11.286  $ 10.103   $  8.938   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.183  $   10.045  $  8.918   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   11.230  $   11.183  $ 10.045   $  8.918   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   11.138  $   10.020  $  8.909   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   11.169  $   11.138  $ 10.020   $  8.909   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   11.094  $    9.996  $  9.814   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.108  $   11.094  $  9.996   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.065  $    9.979  $  8.895   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   11.068  $   11.065  $  9.979   $  8.895   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.036  $    9.963  $  8.889   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   11.028  $   11.036  $  9.963   $  8.889   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.978  $    9.930  $  8.878   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   10.948  $   10.978  $  9.930   $  8.878   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -


                                  APP I-227

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   10.920  $    9.898  $  8.867   $ 10.000   $      -  $       -
Accumulation unit value at end of period.....................  $   10.868  $   10.920  $  9.898   $  8.867   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.337  $   12.551  $ 10.560   $ 14.070   $ 12.980  $       -
Accumulation unit value at end of period.....................  $   17.777  $   17.337  $ 12.551   $ 10.560   $ 14.070  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.106  $   12.427  $ 10.492   $ 11.899   $ 11.002  $       -
Accumulation unit value at end of period.....................  $   17.478  $   17.106  $ 12.427   $ 10.492   $ 11.899  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.007  $   12.374  $ 10.463   $ 11.883   $ 10.999  $       -
Accumulation unit value at end of period.....................  $   17.352  $   17.007  $ 12.374   $ 10.463   $ 11.883  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.909  $   12.321  $ 11.988   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.226  $   16.909  $ 12.321   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.844  $   12.286  $ 10.415   $ 11.858   $ 10.994  $       -
Accumulation unit value at end of period.....................  $   17.143  $   16.844  $ 12.286   $ 10.415   $ 11.858  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          57          69        71         67         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.780  $   12.251  $ 10.395   $ 11.848   $ 10.992  $       -
Accumulation unit value at end of period.....................  $   17.060  $   16.780  $ 12.251   $ 10.395   $ 11.848  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.651  $   12.182  $ 10.357   $ 11.828   $ 10.988  $       -
Accumulation unit value at end of period.....................  $   16.895  $   16.651  $ 12.182   $ 10.357   $ 11.828  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8        10          8         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.524  $   12.113  $ 10.319   $ 11.808   $ 10.984  $       -
Accumulation unit value at end of period.....................  $   16.732  $   16.524  $ 12.113   $ 10.319   $ 11.808  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          12         8          5          0          -


                                  APP I-228

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.936  $   11.583  $ 10.033   $ 10.484   $  9.168  $       -
Accumulation unit value at end of period.....................  $   14.187  $   13.936  $ 11.583   $ 10.033   $ 10.484  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          39          37        37         24         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.610  $   11.352  $  9.867   $ 10.347   $  9.080  $       -
Accumulation unit value at end of period.....................  $   13.807  $   13.610  $ 11.352   $  9.867   $ 10.347  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.473  $   11.255  $  9.797   $ 10.289   $  9.042  $   7.158
Accumulation unit value at end of period.....................  $   13.648  $   13.473  $ 11.255   $  9.797   $ 10.289  $   9.042
Number of accumulation units outstanding at end of period (in
thousands)...................................................          14          10        10          4          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.337  $   11.158  $ 10.914   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.490  $   13.337  $ 11.158   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   23.097  $   19.343  $ 16.880   $ 17.773   $ 15.658  $  12.416
Accumulation unit value at end of period.....................  $   23.339  $   23.097  $ 19.343   $ 16.880   $ 17.773  $  15.658
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           6         6          3          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.158  $   11.030  $  9.635   $ 10.155   $  8.955  $       -
Accumulation unit value at end of period.....................  $   13.282  $   13.158  $ 11.030   $  9.635   $ 10.155  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   22.766  $   19.122  $ 16.738   $ 17.676   $ 15.619  $       -
Accumulation unit value at end of period.....................  $   22.935  $   22.766  $ 19.122   $ 16.738   $ 17.676  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           7         6          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.807  $   10.779  $  9.454   $ 10.003   $  8.857  $   7.047
Accumulation unit value at end of period.....................  $   12.876  $   12.807  $ 10.779   $  9.454   $ 10.003  $   8.857
Number of accumulation units outstanding at end of period (in
thousands)...................................................          34          28        34         25         17          2
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.087  $   11.934  $  9.450   $ 27.690   $ 23.640  $       -
Accumulation unit value at end of period.....................  $   18.253  $   16.087  $ 11.934   $  9.450   $ 27.690  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-229

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.711  $   11.696  $  9.294   $ 10.289   $  8.815  $       -
Accumulation unit value at end of period.....................  $   17.764  $   15.711  $ 11.696   $  9.294   $ 10.289  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.552  $   11.596  $  9.228   $ 10.231   $  8.778  $       -
Accumulation unit value at end of period.....................  $   17.559  $   15.552  $ 11.596   $  9.228   $ 10.231  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.395  $   11.496  $ 11.426   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.356  $   15.395  $ 11.496   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   28.208  $   21.084  $ 16.820   $ 18.696   $ 16.081  $       -
Accumulation unit value at end of period.....................  $   31.767  $   28.208  $ 21.084   $ 16.820   $ 18.696  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         1          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.189  $   11.364  $  9.075   $ 10.097   $  8.694  $       -
Accumulation unit value at end of period.....................  $   17.088  $   15.189  $ 11.364   $  9.075   $ 10.097  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   27.803  $   20.844  $ 16.678   $ 18.594   $ 16.042  $       -
Accumulation unit value at end of period.....................  $   31.217  $   27.803  $ 20.844   $ 16.678   $ 18.594  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         4          3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.784  $   11.106  $  8.904   $  9.947   $  8.598  $   6.587
Accumulation unit value at end of period.....................  $   16.566  $   14.784  $ 11.106   $  8.904   $  9.947  $   8.598
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           4         2          2          1          1
THE HARTFORD HEALTHCARE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   19.470  $   13.023  $ 10.859   $ 16.530   $ 15.520  $       -
Accumulation unit value at end of period.....................  $   24.618  $   19.470  $ 13.023   $ 10.859   $ 16.530  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.015  $   12.763  $ 10.680   $  9.942   $  9.367  $       -
Accumulation unit value at end of period.....................  $   23.959  $   19.015  $ 12.763   $ 10.680   $  9.942  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         2          2          -          -


                                  APP I-230

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.823  $   12.653  $ 10.604   $  9.886   $  9.328  $       -
Accumulation unit value at end of period.....................  $   23.682  $   18.823  $ 12.653   $ 10.604   $  9.886  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.634  $   12.544  $ 12.534   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   23.408  $   18.634  $ 12.544   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   30.064  $   20.260  $ 17.021   $ 15.908   $ 15.048  $       -
Accumulation unit value at end of period.....................  $   37.730  $   30.064  $ 20.260   $ 17.021   $ 15.908  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.383  $   12.401  $ 10.429   $  9.757   $  9.239  $       -
Accumulation unit value at end of period.....................  $   23.048  $   18.383  $ 12.401   $ 10.429   $  9.757  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   29.632  $   20.029  $ 16.878   $ 15.821   $ 15.011  $       -
Accumulation unit value at end of period.....................  $   37.077  $   29.632  $ 20.029   $ 16.878   $ 15.821  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.893  $   12.118  $ 10.232   $  9.611   $  9.137  $   6.940
Accumulation unit value at end of period.....................  $   22.344  $   17.893  $ 12.118   $ 10.232   $  9.611  $   9.137
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         2          1          0          0
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.564  $   14.681  $ 13.687   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.910  $   15.564  $ 14.681   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.201  $   14.388  $ 13.446   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.484  $   15.201  $ 14.388   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.048  $   14.265  $ 13.344   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.305  $   15.048  $ 14.265   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-231

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.896  $   14.142  $ 13.242   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.128  $   14.896  $ 14.142   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   11.727  $   11.145  $ 10.443   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.898  $   11.727  $ 11.145   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.696  $   13.980  $ 13.108   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.896  $   14.696  $ 13.980   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   11.658  $   11.112  $ 10.433   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.793  $   11.658  $ 11.112   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.305  $   13.663  $ 12.845   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.441  $   14.305  $ 13.663   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   12.781  $   14.080  $ 13.244   $ 11.717   $ 11.069  $       -
Accumulation unit value at end of period.....................  $   12.852  $   12.781  $ 14.080   $ 13.244   $ 11.717  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           5        88          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.567  $   13.893  $ 13.114   $ 11.642   $ 11.037  $       -
Accumulation unit value at end of period.....................  $   12.593  $   12.567  $ 13.893   $ 13.114   $ 11.642  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -         66         61          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.476  $   13.813  $ 13.059   $ 11.611   $ 11.024  $       -
Accumulation unit value at end of period.....................  $   12.484  $   12.476  $ 13.813   $ 13.059   $ 11.611  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         2          3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.386  $   13.734  $ 13.838   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.375  $   12.386  $ 13.734   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -


                                  APP I-232

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.327  $   13.682  $ 12.967   $ 11.558   $ 11.001  $  10.258
Accumulation unit value at end of period.....................  $   12.303  $   12.327  $ 13.682   $ 12.967   $ 11.558  $  11.001
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         5          4          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.267  $   13.630  $ 12.930   $ 11.537   $ 10.992  $       -
Accumulation unit value at end of period.....................  $   12.232  $   12.267  $ 13.630   $ 12.930   $ 11.537  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.149  $   13.526  $ 12.857   $ 11.495   $ 10.974  $  10.253
Accumulation unit value at end of period.....................  $   12.090  $   12.149  $ 13.526   $ 12.857   $ 11.495  $  10.974
Number of accumulation units outstanding at end of period (in
thousands)...................................................          10           7         7          6          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.033  $   13.423  $ 12.785   $ 11.453   $ 10.956  $  10.250
Accumulation unit value at end of period.....................  $   11.950  $   12.033  $ 13.423   $ 12.785   $ 11.453  $  10.956
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          12        10          8          4          7
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.302  $   11.045  $  9.273   $ 15.490   $ 13.630  $       -
Accumulation unit value at end of period.....................  $   12.717  $   13.302  $ 11.045   $  9.273   $ 15.490  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.991  $   10.825  $  9.120   $ 10.606   $  9.292  $       -
Accumulation unit value at end of period.....................  $   12.376  $   12.991  $ 10.825   $  9.120   $ 10.606  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.860  $   10.731  $  9.055   $ 10.547   $  9.254  $       -
Accumulation unit value at end of period.....................  $   12.233  $   12.860  $ 10.731   $  9.055   $ 10.547  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           5         3          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.730  $   10.639  $ 10.315   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.091  $   12.730  $ 10.639   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.668  $   12.271  $ 10.380   $ 12.120   $ 10.837  $       -
Accumulation unit value at end of period.....................  $   13.918  $   14.668  $ 12.271   $ 10.380   $ 12.120  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -


                                  APP I-233

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.559  $   10.517  $  8.906   $ 10.409   $  9.165  $       -
Accumulation unit value at end of period.....................  $   11.905  $   12.559  $ 10.517   $  8.906   $ 10.409  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.500  $   12.167  $ 10.323   $ 12.089   $ 10.831  $       -
Accumulation unit value at end of period.....................  $   13.717  $   14.500  $ 12.167   $ 10.323   $ 12.089  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           9         8          6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   12.224  $   10.278  $  8.738   $ 10.254   $  9.064  $       -
Accumulation unit value at end of period.....................  $   11.541  $   12.224  $ 10.278   $  8.738   $ 10.254  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           2         1          1          0          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.861  $   10.386  $  8.228   $ 10.483   $      -  $       -
Accumulation unit value at end of period.....................  $   12.643  $   13.861  $ 10.386   $  8.228   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.721  $   10.317  $  8.203   $ 10.475   $      -  $       -
Accumulation unit value at end of period.....................  $   12.472  $   13.721  $ 10.317   $  8.203   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   13.662  $   10.288  $  8.192   $ 10.472   $      -  $       -
Accumulation unit value at end of period.....................  $   12.399  $   13.662  $ 10.288   $  8.192   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   13.603  $   10.259  $  9.934   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   12.327  $   13.603  $ 10.259   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.564  $   10.240  $  8.174   $ 10.466   $      -  $       -
Accumulation unit value at end of period.....................  $   12.279  $   13.564  $ 10.240   $  8.174   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   13.524  $   10.220  $  8.166   $ 10.464   $      -  $       -
Accumulation unit value at end of period.....................  $   12.232  $   13.524  $ 10.220   $  8.166   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -


                                  APP I-234

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   13.447  $   10.182  $  8.152   $ 10.460   $      -  $       -
Accumulation unit value at end of period.....................  $   12.137  $   13.447  $ 10.182   $  8.152   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.369  $   10.143  $  8.137   $ 10.455   $      -  $       -
Accumulation unit value at end of period.....................  $   12.043  $   13.369  $ 10.143   $  8.137   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          0          -          -
THE HARTFORD MIDCAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.447  $   13.270  $ 11.161   $ 12.153   $ 11.199  $       -
Accumulation unit value at end of period.....................  $   20.422  $   18.447  $ 13.270   $ 11.161   $ 12.153  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   18.200  $   13.139  $ 11.089   $ 12.117   $ 11.191  $       -
Accumulation unit value at end of period.....................  $   20.079  $   18.200  $ 13.139   $ 11.089   $ 12.117  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.095  $   13.083  $ 11.059   $ 12.102   $ 11.188  $       -
Accumulation unit value at end of period.....................  $   19.933  $   18.095  $ 13.083   $ 11.059   $ 12.102  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.991  $   13.027  $ 12.848   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.789  $   17.991  $ 13.027   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.922  $   12.990  $ 11.008   $ 12.077   $ 11.183  $       -
Accumulation unit value at end of period.....................  $   19.693  $   17.922  $ 12.990   $ 11.008   $ 12.077  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          13        13         12          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.853  $   12.953  $ 10.987   $ 12.066   $ 11.181  $       -
Accumulation unit value at end of period.....................  $   19.598  $   17.853  $ 12.953   $ 10.987   $ 12.066  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.717  $   12.880  $ 10.947   $ 12.046   $ 11.177  $       -
Accumulation unit value at end of period.....................  $   19.409  $   17.717  $ 12.880   $ 10.947   $ 12.046  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         0          0          0          -


                                  APP I-235

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.581  $   12.806  $ 10.907   $ 12.026   $ 11.173  $       -
Accumulation unit value at end of period.....................  $   19.222  $   17.581  $ 12.806   $ 10.907   $ 12.026  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          13        12          9          3          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.465  $   10.804  $  8.689   $ 10.359   $      -  $       -
Accumulation unit value at end of period.....................  $   15.582  $   14.465  $ 10.804   $  8.689   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.319  $   10.733  $  8.662   $ 10.351   $      -  $       -
Accumulation unit value at end of period.....................  $   15.372  $   14.319  $ 10.733   $  8.662   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.257  $   10.703  $  8.651   $ 10.348   $      -  $       -
Accumulation unit value at end of period.....................  $   15.282  $   14.257  $ 10.703   $  8.651   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.196  $   10.672  $ 10.368   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.193  $   14.196  $ 10.672   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.155  $   10.652  $  8.632   $ 10.342   $      -  $       -
Accumulation unit value at end of period.....................  $   15.134  $   14.155  $ 10.652   $  8.632   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.114  $   10.632  $  8.624   $ 10.340   $      -  $       -
Accumulation unit value at end of period.....................  $   15.076  $   14.114  $ 10.632   $  8.624   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.033  $   10.592  $  8.609   $ 10.336   $      -  $       -
Accumulation unit value at end of period.....................  $   14.959  $   14.033  $ 10.592   $  8.609   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   13.952  $   10.552  $  8.593   $ 10.331   $      -  $       -
Accumulation unit value at end of period.....................  $   14.843  $   13.952  $ 10.552   $  8.593   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         0          -          -          -


                                  APP I-236

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   15.793  $   11.005  $  9.556   $ 10.019   $  8.129  $       -
Accumulation unit value at end of period.....................  $   16.815  $   15.793  $ 11.005   $  9.556   $ 10.019  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          44          42        36         15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.424  $   10.785  $  9.398   $  9.888   $  8.050  $       -
Accumulation unit value at end of period.....................  $   16.365  $   15.424  $ 10.785   $  9.398   $  9.888  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           7         4         17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.268  $   10.693  $  9.332   $  9.832   $  8.017  $   6.212
Accumulation unit value at end of period.....................  $   16.176  $   15.268  $ 10.693   $  9.332   $  9.832  $   8.017
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         4         19         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.114  $   10.601  $ 10.359   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   15.989  $   15.114  $ 10.601   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   31.084  $   21.823  $ 19.093   $ 20.168   $ 16.485  $  12.794
Accumulation unit value at end of period.....................  $   32.848  $   31.084  $ 21.823   $ 19.093   $ 20.168  $  16.485
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           7         7          4          3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.911  $   10.479  $  9.177   $  9.704   $  7.940  $       -
Accumulation unit value at end of period.....................  $   15.742  $   14.911  $ 10.479   $  9.177   $  9.704  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         1          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   30.637  $   21.574  $ 18.932   $ 20.058   $ 16.445  $  12.788
Accumulation unit value at end of period.....................  $   32.280  $   30.637  $ 21.574   $ 18.932   $ 20.058  $  16.445
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          5          4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.514  $   10.241  $  9.004   $  9.559   $  7.853  $   6.115
Accumulation unit value at end of period.....................  $   15.261  $   14.514  $ 10.241   $  9.004   $  9.559  $   7.853
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           9         8          8          4          1
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.049  $   13.308  $ 12.418   $ 10.640   $ 10.310  $       -
Accumulation unit value at end of period.....................  $   13.748  $   13.049  $ 13.308   $ 12.418   $ 10.640  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-237

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   12.745  $   13.043  $ 12.213   $ 11.532   $ 10.833  $       -
Accumulation unit value at end of period.....................  $   13.381  $   12.745  $ 13.043   $ 12.213   $ 11.532  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         3          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.616  $   12.931  $ 12.127   $ 11.468   $ 10.789  $       -
Accumulation unit value at end of period.....................  $   13.226  $   12.616  $ 12.931   $ 12.127   $ 11.468  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.489  $   12.820  $ 12.785   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.073  $   12.489  $ 12.820   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   13.006  $   13.363  $ 12.564   $ 11.911   $ 11.233  $       -
Accumulation unit value at end of period.....................  $   13.600  $   13.006  $ 13.363   $ 12.564   $ 11.911  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.322  $   12.673  $ 11.927   $ 11.318   $ 10.685  $       -
Accumulation unit value at end of period.....................  $   12.872  $   12.322  $ 12.673   $ 11.927   $ 11.318  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.819  $   13.211  $ 12.458   $ 11.846   $ 11.206  $       -
Accumulation unit value at end of period.....................  $   13.365  $   12.819  $ 13.211   $ 12.458   $ 11.846  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           6         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.994  $   12.385  $ 11.702   $ 11.149   $ 10.568  $   9.715
Accumulation unit value at end of period.....................  $   12.479  $   11.994  $ 12.385   $ 11.702   $ 11.149  $  10.568
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         7          3          0          -
THORNBURG CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   32.488  $   22.784  $ 18.756   $ 15.610   $ 14.210  $       -
Accumulation unit value at end of period.....................  $   32.524  $   32.488  $ 22.784   $ 18.756   $ 15.610  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   31.945  $   22.482  $ 18.572   $ 18.378   $ 16.788  $       -
Accumulation unit value at end of period.....................  $   31.868  $   31.945  $ 22.482   $ 18.572   $ 18.378  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         1          1          -          -


                                  APP I-238

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   31.715  $   22.353  $ 18.493   $ 18.327   $ 16.767  $       -
Accumulation unit value at end of period.....................  $   31.591  $   31.715  $ 22.353   $ 18.493   $ 18.327  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   31.486  $   22.225  $ 21.971   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   31.316  $   31.486  $ 22.225   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   31.335  $   22.141  $ 18.363   $ 18.244   $ 16.733  $  13.384
Accumulation unit value at end of period.....................  $   31.134  $   31.335  $ 22.141   $ 18.363   $ 18.244  $  16.733
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           5         4          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   31.184  $   22.056  $ 18.311   $ 18.211   $ 16.719  $       -
Accumulation unit value at end of period.....................  $   30.954  $   31.184  $ 22.056   $ 18.311   $ 18.211  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   30.885  $   21.888  $ 18.208   $ 18.145   $ 16.692  $  13.378
Accumulation unit value at end of period.....................  $   30.595  $   30.885  $ 21.888   $ 18.208   $ 18.145  $  16.692
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          4          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   30.589  $   21.721  $ 18.106   $ 18.079   $ 16.664  $  13.374
Accumulation unit value at end of period.....................  $   30.241  $   30.589  $ 21.721   $ 18.106   $ 18.079  $  16.664
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          1
THORNBURG INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   21.510  $   18.656  $ 16.166   $ 27.920   $ 24.720  $       -
Accumulation unit value at end of period.....................  $   20.245  $   21.510  $ 18.656   $ 16.166   $ 27.920  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           4         5          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   21.150  $   18.408  $ 16.007   $ 18.520   $ 16.331  $       -
Accumulation unit value at end of period.....................  $   19.837  $   21.150  $ 18.408   $ 16.007   $ 18.520  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -          17        15         14         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   20.998  $   18.303  $ 15.939   $ 18.469   $ 16.310  $  12.378
Accumulation unit value at end of period.....................  $   19.664  $   20.998  $ 18.303   $ 15.939   $ 18.469  $  16.310
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          33        38         33         26          0


                                  APP I-239

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   20.847  $   18.198  $ 17.734   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.493  $   20.847  $ 18.198   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           3         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   20.746  $   18.129  $ 15.827   $ 18.385   $ 16.277  $  12.373
Accumulation unit value at end of period.....................  $   19.380  $   20.746  $ 18.129   $ 15.827   $ 18.385  $  16.277
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           6         5          3          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   20.646  $   18.059  $ 15.782   $ 18.351   $ 16.264  $       -
Accumulation unit value at end of period.....................  $   19.268  $   20.646  $ 18.059   $ 15.782   $ 18.351  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         3          2          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   20.448  $   17.922  $ 15.694   $ 18.285   $ 16.237  $  12.368
Accumulation unit value at end of period.....................  $   19.045  $   20.448  $ 17.922   $ 15.694   $ 18.285  $  16.237
Number of accumulation units outstanding at end of period (in
thousands)...................................................          13          15         8          4          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   20.252  $   17.785  $ 15.605   $ 18.218   $ 16.210  $  12.364
Accumulation unit value at end of period.....................  $   18.824  $   20.252  $ 17.785   $ 15.605   $ 18.218  $  16.210
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          19        22         19          6          3
THORNBURG VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   27.486  $   19.677  $ 17.759   $ 33.810   $ 31.020  $       -
Accumulation unit value at end of period.....................  $   30.679  $   27.486  $ 19.677   $ 17.759   $ 33.810  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   27.026  $   19.415  $ 17.585   $ 20.384   $ 18.723  $       -
Accumulation unit value at end of period.....................  $   30.061  $   27.026  $ 19.415   $ 17.585   $ 20.384  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   26.831  $   19.304  $ 17.510   $ 20.328   $ 18.700  $       -
Accumulation unit value at end of period.....................  $   29.799  $   26.831  $ 19.304   $ 17.510   $ 20.328  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   26.638  $   19.194  $ 18.647   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   29.540  $   26.638  $ 19.194   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-240

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   26.509  $   19.121  $ 17.387   $ 20.236   $ 18.661  $       -
Accumulation unit value at end of period.....................  $   29.369  $   26.509  $ 19.121   $ 17.387   $ 20.236  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   26.382  $   19.048  $ 17.338   $ 20.199   $ 18.646  $       -
Accumulation unit value at end of period.....................  $   29.198  $   26.382  $ 19.048   $ 17.338   $ 20.199  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          19          18        18         19         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   26.129  $   18.903  $ 17.241   $ 20.125   $ 18.615  $       -
Accumulation unit value at end of period.....................  $   28.860  $   26.129  $ 18.903   $ 17.241   $ 20.125  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   25.878  $   18.759  $ 17.144   $ 20.052   $ 18.585  $  13.862
Accumulation unit value at end of period.....................  $   28.526  $   25.878  $ 18.759   $ 17.144   $ 20.052  $  18.585
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         3          2          1          2
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.101  $   10.368  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.678  $   10.101  $ 10.368   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   10.032  $   10.333  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.568  $   10.032  $ 10.333   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.002  $   10.318  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.521  $   10.002  $ 10.318   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $    9.973  $   10.304  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.474  $    9.973  $ 10.304   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    9.953  $   10.294  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.443  $    9.953  $ 10.294   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-241

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $    9.933  $   10.284  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.412  $    9.933  $ 10.284   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    9.894  $   10.264  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.350  $    9.894  $ 10.264   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $    9.856  $   10.244  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   10.289  $    9.856  $ 10.244   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.962  $   11.238  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.789  $   14.962  $ 11.238   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.860  $   11.200  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.616  $   14.860  $ 11.200   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.816  $   11.183  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.542  $   14.816  $ 11.183   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.772  $   11.167  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.469  $   14.772  $ 11.167   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.743  $   11.156  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.420  $   14.743  $ 11.156   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.714  $   11.146  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.371  $   14.714  $ 11.146   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           4           -         -          -          -          -


                                  APP I-242

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.657  $   11.124  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.275  $   14.657  $ 11.124   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.599  $   11.103  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.178  $   14.599  $ 11.103   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.848  $   11.162  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.739  $   14.848  $ 11.162   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.746  $   11.124  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.566  $   14.746  $ 11.124   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.703  $   11.108  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.492  $   14.703  $ 11.108   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.660  $   11.092  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.419  $   14.660  $ 11.092   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.631  $   11.081  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.370  $   14.631  $ 11.081   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.602  $   11.070  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.322  $   14.602  $ 11.070   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.545  $   11.049  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.225  $   14.545  $ 11.049   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -


                                  APP I-243

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.488  $   11.027  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.129  $   14.488  $ 11.027   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   14.923  $   11.303  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.878  $   14.923  $ 11.303   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   14.821  $   11.265  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.704  $   14.821  $ 11.265   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   14.777  $   11.249  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.630  $   14.777  $ 11.249   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.734  $   11.232  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.556  $   14.734  $ 11.232   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   14.705  $   11.221  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.507  $   14.705  $ 11.221   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.676  $   11.211  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.458  $   14.676  $ 11.211   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   14.618  $   11.189  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.361  $   14.618  $ 11.189   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.561  $   11.167  $ 10.000   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.264  $   14.561  $ 11.167   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         -          -          -          -


                                  APP I-244

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.117  $   13.735  $ 12.135   $ 13.270   $ 11.910  $       -
Accumulation unit value at end of period.....................  $   20.121  $   18.117  $ 13.735   $ 12.135   $ 13.270  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.875  $   13.599  $ 12.056   $ 12.008   $ 10.771  $       -
Accumulation unit value at end of period.....................  $   19.783  $   17.875  $ 13.599   $ 12.056   $ 12.008  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.772  $   13.541  $ 12.023   $ 11.993   $ 10.768  $       -
Accumulation unit value at end of period.....................  $   19.640  $   17.772  $ 13.541   $ 12.023   $ 11.993  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.670  $   13.484  $ 13.249   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   19.498  $   17.670  $ 13.484   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           3         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.602  $   13.445  $ 11.968   $ 11.967   $ 10.763  $       -
Accumulation unit value at end of period.....................  $   19.404  $   17.602  $ 13.445   $ 11.968   $ 11.967  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.535  $   13.407  $ 11.946   $ 11.957   $ 10.761  $       -
Accumulation unit value at end of period.....................  $   19.310  $   17.535  $ 13.407   $ 11.946   $ 11.957  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           2         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.400  $   13.331  $ 11.902   $ 11.937   $ 10.758  $       -
Accumulation unit value at end of period.....................  $   19.124  $   17.400  $ 13.331   $ 11.902   $ 11.937  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           5         3          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.267  $   13.255  $ 11.858   $ 11.917   $ 10.754  $       -
Accumulation unit value at end of period.....................  $   18.939  $   17.267  $ 13.255   $ 11.858   $ 11.917  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         2          1          -          -
UBS DYNAMIC ALPHA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.180  $   17.189  $ 15.080   $  6.140   $  6.180  $       -
Accumulation unit value at end of period.....................  $   18.756  $   18.180  $ 17.189   $ 15.080   $  6.140  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-245

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.876  $   16.961  $ 14.932   $ 15.232   $ 15.004  $       -
Accumulation unit value at end of period.....................  $   18.378  $   17.876  $ 16.961   $ 14.932   $ 15.232  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   17.747  $   16.864  $ 14.869   $ 15.191   $ 14.986  $       -
Accumulation unit value at end of period.....................  $   18.218  $   17.747  $ 16.864   $ 14.869   $ 15.191  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   17.619  $   16.767  $ 16.594   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   18.060  $   17.619  $ 16.767   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   17.534  $   16.703  $ 14.764   $ 15.122   $ 14.955  $       -
Accumulation unit value at end of period.....................  $   17.955  $   17.534  $ 16.703   $ 14.764   $ 15.122  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   17.450  $   16.640  $ 14.723   $ 15.094   $ 14.943  $       -
Accumulation unit value at end of period.....................  $   17.851  $   17.450  $ 16.640   $ 14.723   $ 15.094  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   17.283  $   16.513  $ 14.640   $ 15.039   $ 14.918  $       -
Accumulation unit value at end of period.....................  $   17.644  $   17.283  $ 16.513   $ 14.640   $ 15.039  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.117  $   16.387  $ 14.557   $ 14.985   $ 14.893  $  12.064
Accumulation unit value at end of period.....................  $   17.440  $   17.117  $ 16.387   $ 14.557   $ 14.985  $  14.893
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          -          -
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   10.984  $    9.958  $  8.862   $  9.601   $  8.584  $       -
Accumulation unit value at end of period.....................  $   11.664  $   10.984  $  9.958   $  8.862   $  9.601  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   11.114  $   10.111  $  9.030   $  9.817   $  8.808  $       -
Accumulation unit value at end of period.....................  $   11.760  $   11.114  $ 10.111   $  9.030   $  9.817  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-246

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   10.627  $    9.683  $  8.660   $  9.430   $  8.473  $       -
Accumulation unit value at end of period.....................  $   11.229  $   10.627  $  9.683   $  8.660   $  9.430  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.551  $   11.453  $ 11.244   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   13.242  $   12.551  $ 11.453   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.748  $    9.817  $  8.803   $  9.609   $  8.655  $       -
Accumulation unit value at end of period.....................  $   11.328  $   10.748  $  9.817   $  8.803   $  9.609  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   12.363  $   11.304  $ 10.146   $ 11.086   $  9.996  $       -
Accumulation unit value at end of period.....................  $   13.017  $   12.363  $ 11.304   $ 10.146   $ 11.086  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.248  $    9.389  $  8.444   $  9.244   $  8.352  $       -
Accumulation unit value at end of period.....................  $   10.768  $   10.248  $  9.389   $  8.444   $  9.244  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.995  $   11.012  $  9.923   $ 10.886   $  9.855  $   7.515
Accumulation unit value at end of period.....................  $   12.579  $   11.995  $ 11.012   $  9.923   $ 10.886  $   9.855
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          0
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   18.068  $   13.438  $ 11.540   $ 12.352   $ 10.955  $       -
Accumulation unit value at end of period.....................  $   19.897  $   18.068  $ 13.438   $ 11.540   $ 12.352  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          25          30        31         25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.211  $   14.338  $ 12.356   $ 13.272   $ 11.812  $       -
Accumulation unit value at end of period.....................  $   21.082  $   19.211  $ 14.338   $ 12.356   $ 13.272  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           2         2          9          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.937  $   14.154  $ 12.216   $ 13.141   $ 11.713  $   9.409
Accumulation unit value at end of period.....................  $   20.750  $   18.937  $ 14.154   $ 12.216   $ 13.141  $  11.713
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           6        17         16         10          7


                                  APP I-247

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.666  $   13.973  $ 13.747   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.423  $   18.666  $ 13.973   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.799  $    9.591  $  8.298   $  8.949   $  7.997  $       -
Accumulation unit value at end of period.....................  $   13.990  $   12.799  $  9.591   $  8.298   $  8.949  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11          10         8         11         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.311  $   13.735  $ 11.896   $ 12.842   $ 11.486  $       -
Accumulation unit value at end of period.....................  $   19.995  $   18.311  $ 13.735   $ 11.896   $ 12.842  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          16        14         13         16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.548  $    9.431  $  8.184   $  8.853   $  7.934  $   6.396
Accumulation unit value at end of period.....................  $   13.674  $   12.548  $  9.431   $  8.184   $  8.853  $   7.934
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           4         6          7          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.622  $   13.271  $ 11.540   $ 12.507   $ 11.232  $   9.067
Accumulation unit value at end of period.....................  $   19.165  $   17.622  $ 13.271   $ 11.540   $ 12.507  $  11.232
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          12        15         19         16         16
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   31.372  $   23.337  $ 20.814   $ 20.793   $ 17.126  $       -
Accumulation unit value at end of period.....................  $   35.105  $   31.372  $ 23.337   $ 20.814   $ 20.793  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          16        17          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   30.847  $   23.027  $ 20.609   $ 20.661   $ 17.077  $       -
Accumulation unit value at end of period.....................  $   34.397  $   30.847  $ 23.027   $ 20.609   $ 20.661  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30           1         0         16         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   30.625  $   22.896  $ 20.522   $ 20.604   $ 17.056  $       -
Accumulation unit value at end of period.....................  $   34.098  $   30.625  $ 22.896   $ 20.522   $ 20.604  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          11           5         0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   30.404  $   22.765  $ 22.440   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   33.801  $   30.404  $ 22.765   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-248

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   30.258  $   22.678  $ 20.378   $ 20.511   $ 17.021  $       -
Accumulation unit value at end of period.....................  $   33.605  $   30.258  $ 22.678   $ 20.378   $ 20.511  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           7         8          7          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   30.113  $   22.591  $ 20.321   $ 20.473   $ 17.007  $       -
Accumulation unit value at end of period.....................  $   33.410  $   30.113  $ 22.591   $ 20.321   $ 20.473  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   29.824  $   22.419  $ 20.206   $ 20.399   $ 16.979  $       -
Accumulation unit value at end of period.....................  $   33.023  $   29.824  $ 22.419   $ 20.206   $ 20.399  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   29.538  $   22.249  $ 20.093   $ 20.325   $ 16.951  $  13.103
Accumulation unit value at end of period.....................  $   32.641  $   29.538  $ 22.249   $ 20.093   $ 20.325  $  16.951
Number of accumulation units outstanding at end of period (in
thousands)...................................................           2           2         1          1          1          0
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   43.640  $   32.718  $ 28.273   $ 28.570   $ 22.823  $       -
Accumulation unit value at end of period.....................  $   47.959  $   43.640  $ 32.718   $ 28.273   $ 28.570  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         2          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   19.230  $   14.468  $ 12.546   $ 12.722   $ 10.199  $       -
Accumulation unit value at end of period.....................  $   21.060  $   19.230  $ 14.468   $ 12.546   $ 12.722  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          30        33         32         34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   18.817  $   14.179  $ 12.313   $ 12.505   $ 10.040  $       -
Accumulation unit value at end of period.....................  $   20.577  $   18.817  $ 14.179   $ 12.313   $ 12.505  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   18.580  $   14.021  $ 13.839   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.287  $   18.580  $ 14.021   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   30.426  $   22.983  $ 20.009   $ 20.372   $ 16.396  $       -
Accumulation unit value at end of period.....................  $   33.188  $   30.426  $ 22.983   $ 20.009   $ 20.372  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-249

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   18.268  $   13.813  $ 12.038   $ 12.268   $  9.884  $       -
Accumulation unit value at end of period.....................  $   19.906  $   18.268  $ 13.813   $ 12.038   $ 12.268  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          28          28        28         29         36          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   29.989  $   22.721  $ 19.841   $ 20.261   $ 16.356  $       -
Accumulation unit value at end of period.....................  $   32.613  $   29.989  $ 22.721   $ 19.841   $ 20.261  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         2          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   17.839  $   13.542  $ 11.849   $ 12.124   $  9.807  $   7.772
Accumulation unit value at end of period.....................  $   19.361  $   17.839  $ 13.542   $ 11.849   $ 12.124  $   9.807
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           6         5          5          6          4
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   17.471  $   13.145  $ 11.720   $ 11.586   $  9.533  $       -
Accumulation unit value at end of period.....................  $   18.598  $   17.471  $ 13.145   $ 11.720   $ 11.586  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          80          67        63         15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   17.128  $   12.932  $ 11.570   $ 11.478   $  9.478  $       -
Accumulation unit value at end of period.....................  $   18.169  $   17.128  $ 12.932   $ 11.570   $ 11.478  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           4         6         14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   16.983  $   12.842  $ 11.507   $ 11.432   $  9.454  $   7.160
Accumulation unit value at end of period.....................  $   17.988  $   16.983  $ 12.842   $ 11.507   $ 11.432  $   9.454
Number of accumulation units outstanding at end of period (in
thousands)...................................................          33          36        40         28         32          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   16.839  $   12.752  $ 12.291   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   17.809  $   16.839  $ 12.752   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           8         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   16.743  $   12.692  $ 11.402   $ 11.356   $  9.414  $       -
Accumulation unit value at end of period.....................  $   17.690  $   16.743  $ 12.692   $ 11.402   $ 11.356  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          24          15        13         16          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   16.649  $   12.633  $ 11.360   $ 11.325   $  9.399  $       -
Accumulation unit value at end of period.....................  $   17.573  $   16.649  $ 12.633   $ 11.360   $ 11.325  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          17          17        22         44         41          -


                                  APP I-250

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   16.461  $   12.516  $ 11.277   $ 11.265   $  9.367  $       -
Accumulation unit value at end of period.....................  $   17.340  $   16.461  $ 12.516   $ 11.277   $ 11.265  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          20        11          2          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   16.275  $   12.399  $ 11.194   $ 11.205   $  9.336  $   7.106
Accumulation unit value at end of period.....................  $   17.110  $   16.275  $ 12.399   $ 11.194   $ 11.205  $   9.336
Number of accumulation units outstanding at end of period (in
thousands)...................................................          30          24        28         20          8          4
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   16.396  $   12.546  $ 11.387   $ 12.742   $ 10.590  $       -
Accumulation unit value at end of period.....................  $   17.476  $   16.396  $ 12.546   $ 11.387   $ 12.742  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -          13        12         12         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   15.387  $   11.814  $ 10.761   $ 12.084   $ 10.078  $       -
Accumulation unit value at end of period.....................  $   16.343  $   15.387  $ 11.814   $ 10.761   $ 12.084  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9          21        24         35         28          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   15.866  $   12.201  $ 11.130   $ 12.517   $ 10.454  $       -
Accumulation unit value at end of period.....................  $   16.827  $   15.866  $ 12.201   $ 11.130   $ 12.517  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          23          22        21         41         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   15.666  $   12.065  $ 11.906   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   16.590  $   15.666  $ 12.065   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          17        14          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   10.826  $    8.346  $  7.633   $  8.605   $  7.205  $   5.637
Accumulation unit value at end of period.....................  $   11.453  $   10.826  $  8.346   $  7.633   $  8.605  $   7.205
Number of accumulation units outstanding at end of period (in
thousands)...................................................          15          19        21         22         28         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   15.403  $   11.886  $ 10.881   $ 12.280   $ 10.292  $       -
Accumulation unit value at end of period.....................  $   16.279  $   15.403  $ 11.886   $ 10.881   $ 12.280  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           8           8        14         18         26          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   10.614  $    8.207  $  7.528   $  8.512   $  7.149  $       -
Accumulation unit value at end of period.....................  $   11.195  $   10.614  $  8.207   $  7.528   $  8.512  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          12          34        35         29         30          -


                                  APP I-251

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.890  $   11.537  $ 10.603   $ 12.014   $ 10.110  $   7.936
Accumulation unit value at end of period.....................  $   15.674  $   14.890  $ 11.537   $ 10.603   $ 12.014  $  10.110
Number of accumulation units outstanding at end of period (in
thousands)...................................................          26          26        30         38         32         29
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   13.118  $   11.783  $ 10.678   $ 12.010   $ 11.370  $       -
Accumulation unit value at end of period.....................  $   13.170  $   13.118  $ 11.783   $ 10.678   $ 12.010  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   13.012  $   11.728  $ 10.666   $ 10.578   $  9.903  $       -
Accumulation unit value at end of period.....................  $   13.017  $   13.012  $ 11.728   $ 10.666   $ 10.578  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           4         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   12.692  $   11.457  $ 10.434   $ 10.365   $  9.718  $       -
Accumulation unit value at end of period.....................  $   12.678  $   12.692  $ 11.457   $ 10.434   $ 10.365  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         4          3          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   14.723  $   13.310  $ 13.070   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   14.684  $   14.723  $ 13.310   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           0         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   12.484  $   11.298  $ 10.315   $ 10.272   $  9.655  $       -
Accumulation unit value at end of period.....................  $   12.439  $   12.484  $ 11.298   $ 10.315   $ 10.272  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           6           2         1          2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   14.502  $   13.137  $ 12.006   $ 11.968   $ 11.260  $       -
Accumulation unit value at end of period.....................  $   14.435  $   14.502  $ 13.137   $ 12.006   $ 11.968  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           -         -          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   12.239  $   11.109  $ 10.173   $ 10.161   $  9.579  $       -
Accumulation unit value at end of period.....................  $   12.159  $   12.239  $ 11.109   $ 10.173   $ 10.161  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           7         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   14.071  $   12.797  $ 11.742   $ 11.752   $ 11.101  $   9.049
Accumulation unit value at end of period.....................  $   13.950  $   14.071  $ 12.797   $ 11.742   $ 11.752  $  11.101
Number of accumulation units outstanding at end of period (in
thousands)...................................................           7           6        12          7          4         15


                                  APP I-252

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   22.963  $   23.575  $ 20.957   $ 22.860   $ 18.720  $       -
Accumulation unit value at end of period.....................  $   21.766  $   22.963  $ 23.575   $ 20.957   $ 22.860  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   22.579  $   23.261  $ 20.751   $ 24.260   $ 19.921  $       -
Accumulation unit value at end of period.....................  $   21.327  $   22.579  $ 23.261   $ 20.751   $ 24.260  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           1         1          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   22.416  $   23.128  $ 20.664   $ 24.194   $ 19.897  $       -
Accumulation unit value at end of period.....................  $   21.141  $   22.416  $ 23.128   $ 20.664   $ 24.194  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................          21          25        20          9          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   22.255  $   22.996  $ 21.930   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   20.957  $   22.255  $ 22.996   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           6         0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   22.148  $   22.909  $ 20.518   $ 24.084   $ 19.856  $  13.570
Accumulation unit value at end of period.....................  $   20.836  $   22.148  $ 22.909   $ 20.518   $ 24.084  $  19.856
Number of accumulation units outstanding at end of period (in
thousands)...................................................           9           8         8          6          8          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   22.041  $   22.821  $ 20.461   $ 24.040   $ 19.840  $       -
Accumulation unit value at end of period.....................  $   20.715  $   22.041  $ 22.821   $ 20.461   $ 24.040  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           3           3         5          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   21.830  $   22.647  $ 20.345   $ 23.953   $ 19.807  $  13.563
Accumulation unit value at end of period.....................  $   20.475  $   21.830  $ 22.647   $ 20.345   $ 23.953  $  19.807
Number of accumulation units outstanding at end of period (in
thousands)...................................................          18          16        11          5          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   21.620  $   22.475  $ 20.231   $ 23.866   $ 19.774  $  13.559
Accumulation unit value at end of period.....................  $   20.238  $   21.620  $ 22.475   $ 20.231   $ 23.866  $  19.774
Number of accumulation units outstanding at end of period (in
thousands)...................................................          48          42        32         22          6          1
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $    9.622  $    7.993  $  7.031   $  8.153   $  7.105  $       -
Accumulation unit value at end of period.....................  $    9.119  $    9.622  $  7.993   $  7.031   $  8.153  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-253

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $    9.483  $    7.906  $  6.978   $  8.121   $  7.086  $       -
Accumulation unit value at end of period.....................  $    8.956  $    9.483  $  7.906   $  6.978   $  8.121  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $    9.309  $    7.772  $  6.871   $  8.008   $  6.992  $       -
Accumulation unit value at end of period.....................  $    8.778  $    9.309  $  7.772   $  6.871   $  8.008  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         1          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   12.249  $   10.242  $  9.748   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   11.533  $   12.249  $ 10.242   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         4          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $    9.157  $    7.664  $  6.792   $  7.936   $  6.936  $       -
Accumulation unit value at end of period.....................  $    8.613  $    9.157  $  7.664   $  6.792   $  7.936  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   11.706  $   10.109  $  8.967   $ 10.488   $ 12.758  $       -
Accumulation unit value at end of period.....................  $   10.957  $   11.706  $ 10.109   $  8.967   $ 10.488  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           5           4         4          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $    8.977  $    7.536  $  6.699   $  7.850   $  6.870  $       -
Accumulation unit value at end of period.....................  $    8.419  $    8.977  $  7.536   $  6.699   $  7.850  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   11.706  $    9.847  $  8.770   $ 10.299   $  9.020  $       -
Accumulation unit value at end of period.....................  $   10.957  $   11.706  $  9.847   $  8.770   $ 10.299  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         0          0          0          -
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period...............  $   21.713  $   18.363  $ 16.858   $ 11.880   $ 11.810  $       -
Accumulation unit value at end of period.....................  $   25.238  $   21.713  $ 18.363   $ 16.858   $ 11.880  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of period...............  $   21.350  $   18.119  $ 16.692   $ 14.415   $ 14.037  $       -
Accumulation unit value at end of period.....................  $   24.729  $   21.350  $ 18.119   $ 16.692   $ 14.415  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -


                                  APP I-254

                                                                                   YEAR ENDING DECEMBER 31,
                                                               ---------------------------------------------------------------------
SUB-ACCOUNT                                                       2014        2013       2012       2011       2010      2009
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period...............  $   21.196  $   18.016  $ 16.622   $ 14.375   $ 14.019  $       -
Accumulation unit value at end of period.....................  $   24.514  $   21.196  $ 18.016   $ 16.622   $ 14.375  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period...............  $   21.043  $   17.913  $ 17.848   $      -   $      -  $       -
Accumulation unit value at end of period.....................  $   24.301  $   21.043  $ 17.913   $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           1         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period...............  $   20.942  $   17.844  $ 16.505   $ 14.310   $ 13.990  $       -
Accumulation unit value at end of period.....................  $   24.160  $   20.942  $ 17.844   $ 16.505   $ 14.310  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period...............  $   20.841  $   17.776  $ 16.458   $ 14.284   $ 13.979  $       -
Accumulation unit value at end of period.....................  $   24.019  $   20.841  $ 17.776   $ 16.458   $ 14.284  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           0         1          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period...............  $   20.641  $   17.641  $ 16.366   $ 14.232   $ 13.956  $       -
Accumulation unit value at end of period.....................  $   23.741  $   20.641  $ 17.641   $ 16.366   $ 14.232  $       -
Number of accumulation units outstanding at end of period (in
thousands)...................................................           -           -         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period...............  $   20.443  $   17.506  $ 16.273   $ 14.180   $ 13.933  $  11.472
Accumulation unit value at end of period.....................  $   23.466  $   20.443  $ 17.506   $ 16.273   $ 14.180  $  13.933
Number of accumulation units outstanding at end of period (in
thousands)...................................................           1           2         1          1          1          0



(a) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.



(b) Pioneer Oak Ridge Small Cap Growth Fund merged into Oak Ridge Small Cap Growth Fund effective October 17, 2014.



(c) Russell LifePoints Strategy Funds Class R2 shares converted to Class R4 shares effective October 1, 2014.




                                  APP I-255

                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

 MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00% -- METHOD TWO
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  11.14      $  10.32      $   9.63      $ 10.06
Accumulation unit value at end of period......................      $  11.11      $  11.14      $  10.32      $  9.63
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  11.42      $  10.37      $   9.59      $ 10.12
Accumulation unit value at end of period......................      $  11.36      $  11.42      $  10.37      $  9.59
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  11.47      $  10.21      $   9.37      $  9.99
Accumulation unit value at end of period......................      $  11.43      $  11.47      $  10.21      $  9.37
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  11.85      $  10.31      $   9.37      $ 10.09
Accumulation unit value at end of period......................      $  11.83      $  11.85      $  10.31      $  9.37
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  12.06      $  10.25      $   9.21      $ 10.02
Accumulation unit value at end of period......................      $  12.09      $  12.06      $  10.25      $  9.21
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  12.30      $  10.26      $   9.14      $ 10.01
Accumulation unit value at end of period......................      $  12.38      $  12.30      $  10.26      $  9.14
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  12.77      $  10.50      $   9.31      $ 10.23
Accumulation unit value at end of period......................      $  12.58      $  12.77      $  10.50      $  9.31
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  12.60      $  10.30      $   9.09      $ 10.03
Accumulation unit value at end of period......................      $  12.17      $  12.60      $  10.30      $  9.09
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $   9.56      $   7.98      $   7.46      $  8.45
Accumulation unit value at end of period......................      $   8.15      $   9.56      $   7.98      $  7.46
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -



                                  APP I-256

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY FUND
Accumulation unit value at beginning of period................      $  10.22      $   8.44      $   7.56      $  8.43
Accumulation unit value at end of period......................      $   9.36      $  10.22      $   8.44      $  7.56
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
Accumulation unit value at beginning of period................      $  21.36      $  17.10      $  15.23      $ 17.66
Accumulation unit value at end of period......................      $  20.27      $  21.36      $  17.10      $ 15.23
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN GLOBAL BOND FUND
Accumulation unit value at beginning of period................      $   8.24      $   8.62      $   8.35      $  8.39
Accumulation unit value at end of period......................      $   8.42      $   8.24      $   8.62      $  8.35
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN HIGH INCOME FUND
Accumulation unit value at beginning of period................      $   9.38      $   9.50      $   8.60      $  9.29
Accumulation unit value at end of period......................      $   8.95      $   9.38      $   9.50      $  8.60
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period................      $  16.31      $  14.55      $  12.71      $ 15.37
Accumulation unit value at end of period......................      $  16.08      $  16.31      $  14.55      $ 12.71
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period................      $  13.41      $  11.52      $  10.40      $ 13.66
Accumulation unit value at end of period......................      $  12.14      $  13.41      $  11.52      $ 10.40
Number of accumulation units outstanding at end of
   period (in thousands)......................................             1             1             1            1
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Accumulation unit value at beginning of period................      $  26.58      $  22.30      $  19.73      $ 20.71
Accumulation unit value at end of period......................      $  26.83      $  26.58      $  22.30      $ 19.73
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period................      $  20.69      $  15.19      $  13.10      $ 14.20
Accumulation unit value at end of period......................      $  22.63      $  20.69      $  15.19      `
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period................      $  28.84      $  25.89      $  25.89      $ 27.84
Accumulation unit value at end of period......................      $  23.49      $  28.84      $  25.89      $ 25.89
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANZGI NFJ DIVIDEND VALUE FUND
Accumulation unit value at beginning of period................      $  15.90      $  12.64      $  11.37      $ 11.35
Accumulation unit value at end of period......................      $  17.13      $  15.90      $  12.64      $ 11.37
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ALLIANZ NFJ INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period................      $  23.12      $  21.38      $  17.94      $ 22.33
Accumulation unit value at end of period......................      $  21.36      $  23.12      $  21.38      $ 17.94
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-257

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY DIVERSIFIED BOND FUND
Accumulation unit value at beginning of period................      $  10.55      $  11.15      $  10.99      $ 10.76
Accumulation unit value at end of period......................      $  10.90      $  10.55      $  11.15      $ 10.99
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period................      $  30.74      $  24.47      $  21.43      $ 20.88
Accumulation unit value at end of period......................      $  30.71      $  30.74      $  24.47      $ 21.43
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period................      $   8.58      $   7.82      $   7.27      $  7.21
Accumulation unit value at end of period......................      $   8.75      $   8.58      $   7.82      $  7.27
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN CENTURY GROWTH FUND
Accumulation unit value at beginning of period................      $  32.05      $  26.40      $  24.19      $ 25.46
Accumulation unit value at end of period......................      $  28.09      $  32.05      $  26.40      $ 24.19
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN CENTURY HERITAGE FUND
Accumulation unit value at beginning of period................      $  24.47      $      -      $      -      $     -
Accumulation unit value at end of period......................      $  22.36      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN CENTURY MID CAP VALUE FUND
Accumulation unit value at beginning of period................      $  15.73      $  13.02      $  11.69      $ 12.58
Accumulation unit value at end of period......................      $  16.44      $  15.73      $  13.02      $ 11.69
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN CENTURY PRIME MONEY MARKET FUND
Accumulation unit value at beginning of period................      $   1.00      $   1.00      $   1.00      $  1.00
Accumulation unit value at end of period......................      $   1.00      $   1.00      $   1.00      $  1.00
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period................      $   9.67      $   8.47      $   7.71      $  8.98
Accumulation unit value at end of period......................      $   8.81      $   9.67      $   8.47      $  7.71
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS AMCAP FUND(R)
Accumulation unit value at beginning of period................      $  26.88      $  21.38      $  18.56      $ 18.58
Accumulation unit value at end of period......................      $  27.41      $  26.88      $  21.38      $ 18.56
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
Accumulation unit value at beginning of period................      $  34.60      $  28.19      $  25.72      $ 25.18
Accumulation unit value at end of period......................      $  36.90      $  34.60      $  28.19      $ 25.72
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
Accumulation unit value at beginning of period................      $  58.55      $  52.77      $  49.22      $ 49.92
Accumulation unit value at end of period......................      $  59.58      $  58.55      $  52.77      $ 49.22
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-258

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME
   FUND(SM)
Accumulation unit value at beginning of period................      $  45.07      $  36.99      $  31.95      $ 35.54
Accumulation unit value at end of period......................      $  45.82      $  45.07      $  36.99      $ 31.95
Number of accumulation units outstanding at end of
   period (in thousands)......................................             1             2             2            2
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
Accumulation unit value at beginning of period................      $  48.13      $  40.45      $  34.52      $ 40.63
Accumulation unit value at end of period......................      $  46.24      $  48.13      $  40.45      $ 34.52
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             0            0
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
Accumulation unit value at beginning of period................      $  51.87      $  40.70      $  35.32      $ 36.63
Accumulation unit value at end of period......................      $  51.94      $  51.87      $  40.70      $ 35.32
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
Accumulation unit value at beginning of period................      $  36.90      $  30.74      $  25.74      $ 28.17
Accumulation unit value at end of period......................      $  35.59      $  36.90      $  30.74      $ 25.74
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
Accumulation unit value at beginning of period................      $  12.40      $  12.95      $  12.55      $ 12.19
Accumulation unit value at end of period......................      $  12.81      $  12.40      $  12.95      $ 12.55
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
Accumulation unit value at beginning of period................      $  42.39      $  33.89      $  28.33      $ 29.98
Accumulation unit value at end of period......................      $  42.02      $  42.39      $  33.89      $ 28.33
Number of accumulation units outstanding at end of
   period (in thousands)......................................            38            39            41           47
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
Accumulation unit value at beginning of period................      $  20.58      $  18.01      $  16.71      $ 16.50
Accumulation unit value at end of period......................      $  21.51      $  20.58      $  18.01      $ 16.71
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
Accumulation unit value at beginning of period................      $  36.60      $  30.09      $  27.03      $ 28.10
Accumulation unit value at end of period......................      $  36.97      $  36.60      $  30.09      $ 27.03
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
Accumulation unit value at beginning of period................      $  37.64      $  28.05      $  23.48      $ 25.01
Accumulation unit value at end of period......................      $  36.14      $  37.64      $  28.05      $ 23.48
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
Accumulation unit value at beginning of period................      $  39.18      $  31.02      $  28.24      $ 27.06
Accumulation unit value at end of period......................      $  40.67      $  39.18      $  31.02      $ 28.24
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AVE MARIA GROWTH FUND
Accumulation unit value at beginning of period................      $  30.19      $  23.71      $  20.67      $ 20.56
Accumulation unit value at end of period......................      $  28.24      $  30.19      $  23.71      $ 20.67
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-259

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
Accumulation unit value at beginning of period................      $  14.08      $  11.38      $  10.99      $ 10.85
Accumulation unit value at end of period......................      $  12.10      $  14.08      $  11.38      $ 10.99
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
AVE MARIA RISING DIVIDEND FUND
Accumulation unit value at beginning of period................      $  17.56      $  13.49      $  12.68      $ 12.51
Accumulation unit value at end of period......................      $  17.72      $  17.56      $  13.49      $ 12.68
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
Accumulation unit value at beginning of period................      $  27.34      $  23.75      $  20.89      $ 22.99
Accumulation unit value at end of period......................      $  23.92      $  27.34      $  23.75      $ 20.89
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
BLACKROCK EQUITY DIVIDEND FUND
Accumulation unit value at beginning of period................      $  24.28      $  19.89      $  18.15      $ 17.52
Accumulation unit value at end of period......................      $  24.90      $  24.28      $  19.89      $ 18.15
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
BLACKROCK FLEXIBLE EQUITY FUND
Accumulation unit value at beginning of period................      $  14.45      $  11.82      $  11.20      $     -
Accumulation unit value at end of period......................      $  12.23      $  14.45      $  11.82      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
Accumulation unit value at beginning of period................      $  21.33      $  19.74      $  18.16      $ 19.42
Accumulation unit value at end of period......................      $  19.77      $  21.33      $  19.74      $ 18.16
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
Accumulation unit value at beginning of period................      $  39.85      $  32.75      $  28.15      $ 33.50
Accumulation unit value at end of period......................      $  30.72      $  39.85      $  32.75      $ 28.15
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  23.25      $  18.59      $  16.48      $ 16.64
Accumulation unit value at end of period......................      $  21.36      $  23.25      $  18.59      $ 16.48
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
BLACKROCK SMALL CAP GROWTH FUND II
Accumulation unit value at beginning of period................      $  14.43      $  12.67      $  13.22      $ 13.61
Accumulation unit value at end of period......................      $  12.88      $  14.43      $  12.67      $ 13.22
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
CALAMOS GLOBAL EQUITY FUND
Accumulation unit value at beginning of period................      $  15.33      $  13.14      $  12.06      $     -
Accumulation unit value at end of period......................      $  12.33      $  15.33      $  13.14      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
CALVERT BOND PORTFOLIO
Accumulation unit value at beginning of period................      $  15.52      $  16.32      $  15.78      $ 15.53
Accumulation unit value at end of period......................      $  16.08      $  15.52      $  16.32      $ 15.78
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-260

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
CALVERT EQUITY PORTFOLIO
Accumulation unit value at beginning of period................      $  48.01      $  38.44      $  33.33      $ 35.79
Accumulation unit value at end of period......................      $  48.41      $  48.01      $  38.44      $ 33.33
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             0            0
CALVERT INCOME FUND
Accumulation unit value at beginning of period................      $  16.04      $  16.61      $  15.79      $ 15.91
Accumulation unit value at end of period......................      $  16.34      $  16.04      $  16.61      $ 15.79
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
CLEARBRIDGE APPRECIATION FUND
Accumulation unit value at beginning of period................      $  19.35      $  15.70      $  13.82      $ 14.82
Accumulation unit value at end of period......................      $  20.51      $  19.35      $  15.70      $ 13.82
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
CLEARBRIDGE MID CAP CORE FUND
Accumulation unit value at beginning of period................      $  29.25      $  23.17      $  20.52      $ 21.30
Accumulation unit value at end of period......................      $  30.33      $  29.25      $  23.17      $ 20.52
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
CLEARBRIDGE SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period................      $  28.50      $  20.18      $  17.34      $ 17.24
Accumulation unit value at end of period......................      $  28.30      $  28.50      $  20.18      $ 17.34
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA ACORN(R) FUND
Accumulation unit value at beginning of period................      $  35.78      $  29.36      $  26.63      $ 29.24
Accumulation unit value at end of period......................      $  30.30      $  35.78      $  29.36      $ 26.63
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA CONTRARIAN CORE FUND
Accumulation unit value at beginning of period................      $  20.50      $  16.09      $  13.72      $ 14.27
Accumulation unit value at end of period......................      $  21.53      $  20.50      $  16.09      $ 13.72
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
Accumulation unit value at beginning of period................      $  13.68      $  10.59      $   9.41      $ 10.09
Accumulation unit value at end of period......................      $  13.97      $  13.68      $  10.59      $  9.41
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA MARSICO 21ST CENTURY FUND
Accumulation unit value at beginning of period................      $  18.91      $  13.31      $  11.91      $ 13.59
Accumulation unit value at end of period......................      $  20.57      $  18.91      $  13.31      $ 11.91
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period................      $  24.76      $  22.37      $  19.98      $ 20.34
Accumulation unit value at end of period......................      $  23.81      $  24.76      $  22.37      $ 19.98
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA MID CAP VALUE FUND
Accumulation unit value at beginning of period................      $  17.89      $  14.80      $  12.80      $ 13.45
Accumulation unit value at end of period......................      $  17.02      $  17.89      $  14.80      $ 12.80
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-261

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION
   FUND
Accumulation unit value at beginning of period................      $  49.93      $  41.15      $  40.80      $ 44.71
Accumulation unit value at end of period......................      $  55.73      $  49.93      $  41.15      $ 40.80
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
Accumulation unit value at beginning of period................      $  25.79      $  20.89      $  19.39      $ 20.86
Accumulation unit value at end of period......................      $  28.63      $  25.79      $  20.89      $ 19.39
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA SMALL CAP CORE FUND
Accumulation unit value at beginning of period................      $  19.61      $  15.72      $  14.42      $ 15.46
Accumulation unit value at end of period......................      $  17.90      $  19.61      $  15.72      $ 14.42
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA SMALL CAP VALUE FUND I
Accumulation unit value at beginning of period................      $  47.75      $  41.52      $  39.11      $ 44.77
Accumulation unit value at end of period......................      $  42.34      $  47.75      $  41.52      $ 39.11
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
COLUMBIA SMALL/MID CAP VALUE FUND
Accumulation unit value at beginning of period................      $  10.47      $   8.45      $   7.18      $  7.84
Accumulation unit value at end of period......................      $   9.54      $  10.47      $   8.45      $  7.18
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period................      $  41.41      $  34.78      $  32.50      $ 34.34
Accumulation unit value at end of period......................      $  36.84      $  41.41      $  34.78      $ 32.50
Number of accumulation units outstanding at end of
   period (in thousands)......................................             2             1             1            2
DELAWARE DIVERSIFIED INCOME FUND
Accumulation unit value at beginning of period................      $   8.89      $   9.35      $   9.18      $     -
Accumulation unit value at end of period......................      $   8.97      $   8.89      $   9.35      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DELAWARE EXTENDED DURATION BOND FUND
Accumulation unit value at beginning of period................      $   6.23      $   6.79      $   6.50      $     -
Accumulation unit value at end of period......................      $   6.62      $   6.23      $   6.79      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DEUTSCHE CAPITAL GROWTH FUND
Accumulation unit value at beginning of period................      $  74.01      $  58.83      $  51.44      $ 54.46
Accumulation unit value at end of period......................      $  71.77      $  74.01      $  58.83      $ 51.44
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME
   FUND
Accumulation unit value at beginning of period................      $  10.42      $  11.37      $   9.98      $ 10.86
Accumulation unit value at end of period......................      $   9.85      $  10.42      $  11.37      $  9.98
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-262

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
DEUTSCHE GLOBAL GROWTH FUND
Accumulation unit value at beginning of period................      $  29.46      $  23.47      $  20.10      $ 23.95
Accumulation unit value at end of period......................      $  28.72      $  29.46      $  23.47      $ 20.10
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of period................      $  43.48      $  32.94      $  29.76      $ 29.70
Accumulation unit value at end of period......................      $  45.47      $  43.48      $  32.94      $ 29.76
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DREYFUS BOND MARKET INDEX FUND
Accumulation unit value at beginning of period................      $  10.32      $  11.02      $  10.97      $ 10.55
Accumulation unit value at end of period......................      $  10.56      $  10.32      $  11.02      $ 10.97
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of period................      $  36.75      $  28.93      $  25.92      $ 27.88
Accumulation unit value at end of period......................      $  37.60      $  36.75      $  28.93      $ 25.92
Number of accumulation units outstanding at end of
   period (in thousands)......................................             1             1             1            1
DREYFUS S&P 500 INDEX FUND
Accumulation unit value at beginning of period................      $  48.85      $  38.41      $  34.37      $ 34.58
Accumulation unit value at end of period......................      $  51.70      $  48.85      $  38.41      $ 34.37
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of period................      $  29.63      $  21.95      $  19.74      $ 20.42
Accumulation unit value at end of period......................      $  28.94      $  29.63      $  21.95      $ 19.74
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             0            1
EATON VANCE BALANCED FUND
Accumulation unit value at beginning of period................      $   8.46      $   7.57      $   6.91      $  6.94
Accumulation unit value at end of period......................      $   8.46      $   8.46      $   7.57      $  6.91
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
EATON VANCE DIVIDEND BUILDER FUND
Accumulation unit value at beginning of period................      $  13.43      $  10.87      $   9.80      $ 10.05
Accumulation unit value at end of period......................      $  14.19      $  13.43      $  10.87      $  9.80
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period................      $   6.06      $   6.00      $   5.66      $  5.84
Accumulation unit value at end of period......................      $   5.86      $   6.06      $   6.00      $  5.66
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period................      $  23.91      $  19.50      $  17.13      $ 18.22
Accumulation unit value at end of period......................      $  18.73      $  23.91      $  19.50      $ 17.13
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period................      $  11.24      $   8.81      $   8.88      $  9.35
Accumulation unit value at end of period......................      $  12.25      $  11.24      $   8.81      $  8.88
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-263

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
Accumulation unit value at beginning of period................      $  22.96      $  17.03      $  15.40      $     -
Accumulation unit value at end of period......................      $  23.32      $  22.96      $  17.03      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FEDERATED CLOVER SMALL VALUE FUND
Accumulation unit value at beginning of period................      $  25.91      $  20.80      $  20.09      $     -
Accumulation unit value at end of period......................      $  24.84      $  25.91      $  20.80      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FEDERATED EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of period................      $  23.86      $  19.26      $      -      $     -
Accumulation unit value at end of period......................      $  23.86      $  23.86      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FEDERATED KAUFMANN FUND
Accumulation unit value at beginning of period................      $   6.17      $   5.02      $   4.65      $  5.50
Accumulation unit value at end of period......................      $   5.78      $   6.17      $   5.02      $  4.65
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
Accumulation unit value at beginning of period................      $  52.39      $  38.52      $  29.86      $ 33.82
Accumulation unit value at end of period......................      $  54.90      $  52.39      $  38.52      $ 29.86
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN CONSERVATIVE ALLOCATION FUND
Accumulation unit value at beginning of period................      $  14.65      $  14.06      $  13.33      $ 13.74
Accumulation unit value at end of period......................      $  14.53      $  14.65      $  14.06      $ 13.33
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period................      $  65.18      $  50.61      $  44.64      $ 44.64
Accumulation unit value at end of period......................      $  74.69      $  65.18      $  50.61      $ 44.64
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN GROWTH ALLOCATION FUND
Accumulation unit value at beginning of period................      $  18.40      $  15.81      $  14.53      $ 15.25
Accumulation unit value at end of period......................      $  18.57      $  18.40      $  15.81      $ 14.53
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN HIGH INCOME FUND
Accumulation unit value at beginning of period................      $   2.11      $   2.09      $   1.94      $  2.00
Accumulation unit value at end of period......................      $   1.98      $   2.11      $   2.09      $  1.94
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period................      $   2.42      $   2.24      $   2.10      $  2.18
Accumulation unit value at end of period......................      $   2.40      $   2.42      $   2.24      $  2.10
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN MODERATE ALLOCATION FUND
Accumulation unit value at beginning of period................      $  15.79      $  14.59      $  13.68      $ 14.21
Accumulation unit value at end of period......................      $  15.71      $  15.79      $  14.59      $ 13.68
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-264

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL BEACON FUND
Accumulation unit value at beginning of period................      $  16.80      $  13.28      $  11.61      $ 12.24
Accumulation unit value at end of period......................      $  16.47      $  16.80      $  13.28      $ 11.61
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
Accumulation unit value at beginning of period................      $  33.24      $  28.27      $  27.14      $ 29.19
Accumulation unit value at end of period......................      $  32.81      $  33.24      $  28.27      $ 27.14
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of period................      $  28.12      $  22.31      $  19.81      $ 20.64
Accumulation unit value at end of period......................      $  29.29      $  28.12      $  22.31      $ 19.81
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period................      $  59.50      $  46.45      $  40.94      $ 44.60
Accumulation unit value at end of period......................      $  53.99      $  59.50      $  46.45      $ 40.94
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             0            0
FRANKLIN STRATEGIC INCOME FUND
Accumulation unit value at beginning of period................      $  10.46      $  10.68      $  10.09      $ 10.42
Accumulation unit value at end of period......................      $  10.00      $  10.46      $  10.68      $ 10.09
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period................      $   9.85      $  10.33      $  10.04      $ 10.07
Accumulation unit value at end of period......................      $  10.04      $   9.85      $  10.33      $ 10.04
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FROST GROWTH EQUITY FUND
Accumulation unit value at beginning of period................      $  13.53      $  10.85      $   9.65      $  9.70
Accumulation unit value at end of period......................      $  14.36      $  13.53      $  10.85      $  9.65
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
FROST VALUE EQUITY FUND
Accumulation unit value at beginning of period................      $  10.82      $   9.04      $   8.81      $  9.22
Accumulation unit value at end of period......................      $  10.75      $  10.82      $   9.04      $  8.81
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
Accumulation unit value at beginning of period................      $   9.12      $   8.95      $   8.79      $  9.51
Accumulation unit value at end of period......................      $   9.01      $   9.12      $   8.95      $  8.79
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period................      $  14.52      $  15.08      $  15.42      $ 14.99
Accumulation unit value at end of period......................      $  14.90      $  14.52      $  15.08      $ 15.42
Number of accumulation units outstanding at end of
   period (in thousands)......................................             1             1             1            1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  27.94      $  22.91      $  20.66      $ 22.96
Accumulation unit value at end of period......................      $  24.83      $  27.94      $  22.91      $ 20.66
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-265

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of period................      $   7.12      $   7.29      $   6.85      $  7.28
Accumulation unit value at end of period......................      $   6.72      $   7.12      $   7.29      $  6.85
Number of accumulation units outstanding at end of
   period (in thousands)......................................             2             7             2            3
GOLDMAN SACHS LARGE CAP VALUE FUND
Accumulation unit value at beginning of period................      $  16.68      $  12.66      $  10.74      $ 11.79
Accumulation unit value at end of period......................      $  17.62      $  16.68      $  12.66      $ 10.74
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period................      $  44.08      $  39.03      $  33.36      $ 38.95
Accumulation unit value at end of period......................      $  41.25      $  44.08      $  39.03      $ 33.36
Number of accumulation units outstanding at end of
   period (in thousands)......................................            40            36            35           41
GOLDMAN SACHS SATELLITE STRATEGIES
Accumulation unit value at beginning of period................      $   8.16      $   8.22      $   7.39      $  8.42
Accumulation unit value at end of period......................      $   7.89      $   8.16      $   8.22      $  7.39
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period................      $  53.23      $  42.31      $  38.90      $ 39.49
Accumulation unit value at end of period......................      $  52.32      $  53.23      $  42.31      $ 38.90
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Accumulation unit value at beginning of period................      $  19.94      $  15.47      $  13.46      $ 14.74
Accumulation unit value at end of period......................      $  20.31      $  19.94      $  15.47      $ 13.46
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
HARTFORD MODERATE ALLOCATION FUND
Accumulation unit value at beginning of period................      $  12.95      $  11.94      $  10.98      $ 11.33
Accumulation unit value at end of period......................      $  11.78      $  12.95      $  11.94      $ 10.98
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of period................      $  16.91      $  12.63      $  11.16      $ 13.10
Accumulation unit value at end of period......................      $  16.67      $  16.91      $  12.63      $ 11.16
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO AMERICAN VALUE FUND
Accumulation unit value at beginning of period................      $  39.55      $  31.77      $  27.27      $ 27.19
Accumulation unit value at end of period......................      $  39.20      $  39.55      $  31.77      $ 27.27
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO COMSTOCK FUND
Accumulation unit value at beginning of period................      $  23.77      $  17.81      $  15.21      $ 15.73
Accumulation unit value at end of period......................      $  25.52      $  23.77      $  17.81      $ 15.21
Number of accumulation units outstanding at end of
   period (in thousands)......................................           122           137           154          178
INVESCO DEVELOPING MARKETS FUND
Accumulation unit value at beginning of period................      $  32.38      $  33.85      $  28.53      $ 33.10
Accumulation unit value at end of period......................      $  30.42      $  32.38      $  33.85      $ 28.53
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-266

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period................      $  10.66      $   9.19      $   8.32      $  8.59
Accumulation unit value at end of period......................      $  10.36      $  10.66      $   9.19      $  8.32
Number of accumulation units outstanding at end of
   period (in thousands)......................................           259           263           265          301
INVESCO GROWTH AND INCOME FUND
Accumulation unit value at beginning of period................      $  27.02      $  20.94      $  18.57      $ 19.22
Accumulation unit value at end of period......................      $  26.54      $  27.02      $  20.94      $ 18.57
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period................      $  33.85      $  28.84      $  25.30      $ 27.56
Accumulation unit value at end of period......................      $  32.22      $  33.85      $  28.84      $ 25.30
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO MID CAP GROWTH FUND
Accumulation unit value at beginning of period................      $  37.45      $  28.02      $  25.07      $ 29.76
Accumulation unit value at end of period......................      $  36.70      $  37.45      $  28.02      $ 25.07
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of period................      $  21.68      $  24.42      $  22.89      $ 21.45
Accumulation unit value at end of period......................      $  26.46      $  21.68      $  24.42      $ 22.89
Number of accumulation units outstanding at end of
   period (in thousands)......................................             2             2             2            2
INVESCO SMALL CAP DISCOVERY FUND
Accumulation unit value at beginning of period................      $  11.87      $  10.09      $  10.96      $ 11.09
Accumulation unit value at end of period......................      $  10.42      $  11.87      $  10.09      $  9.63
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period................      $  17.00      $  13.24      $  12.19      $ 12.24
Accumulation unit value at end of period......................      $  15.16      $  17.00      $  13.24      $ 12.19
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period................      $  39.68      $  30.00      $  27.71      $ 28.59
Accumulation unit value at end of period......................      $  35.95      $  39.68      $  30.00      $ 27.71
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
INVESCO SMALL CAP VALUE FUND
Accumulation unit value at beginning of period................      $  21.66      $  16.36      $  15.43      $ 18.02
Accumulation unit value at end of period......................      $  19.64      $  21.66      $  16.36      $ 15.43
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
IVY ASSET STRATEGY FUND
Accumulation unit value at beginning of period................      $  32.08      $  25.93      $  22.30      $ 24.45
Accumulation unit value at end of period......................      $  25.55      $  32.08      $  25.93      $ 22.30
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
IVY GLOBAL NATURAL RESOURCES FUND
Accumulation unit value at beginning of period................      $  18.62      $  17.21      $  17.20      $ 21.88
Accumulation unit value at end of period......................      $  16.17      $  18.62      $  17.21      $ 17.20
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-267

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period................      $  17.95      $  14.81      $  13.43      $ 13.16
Accumulation unit value at end of period......................      $  18.60      $  17.95      $  14.81      $ 13.43
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
IVY SCIENCE & TECHNOLOGY FUND
Accumulation unit value at beginning of period................      $  54.67      $  36.86      $  29.26      $ 32.82
Accumulation unit value at end of period......................      $  55.87      $  54.67      $  36.86      $ 29.26
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JANUS BALANCED FUND
Accumulation unit value at beginning of period................      $  29.96      $  26.22      $  24.48      $ 25.09
Accumulation unit value at end of period......................      $  30.55      $  29.96      $  26.22      $ 24.48
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JANUS ENTERPRISE FUND
Accumulation unit value at beginning of period................      $  80.63      $  65.32      $  57.60      $ 58.84
Accumulation unit value at end of period......................      $  84.95      $  80.63      $  65.32      $ 57.60
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JANUS FORTY FUND
Accumulation unit value at beginning of period................      $  40.48      $  37.95      $  30.77      $ 33.29
Accumulation unit value at end of period......................      $  29.38      $  40.48      $  37.95      $ 30.77
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JANUS OVERSEAS FUND
Accumulation unit value at beginning of period................      $  36.73      $  34.03      $  31.28      $ 50.54
Accumulation unit value at end of period......................      $  31.44      $  36.73      $  34.03      $ 31.28
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN CORE BOND FUND
Accumulation unit value at beginning of period................      $  11.48      $  12.07      $  11.85      $ 11.47
Accumulation unit value at end of period......................      $  11.76      $  11.48      $  12.07      $ 11.85
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN PRIME MONEY MARKET FUND
Accumulation unit value at beginning of period................      $   1.00      $   1.00      $   1.00      $  1.00
Accumulation unit value at end of period......................      $   1.00      $   1.00      $   1.00      $  1.00
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period................      $  44.63      $  34.76      $  32.77      $ 33.79
Accumulation unit value at end of period......................      $  42.63      $  44.63      $  34.76      $ 32.77
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period................      $  14.43      $  10.81      $  10.55      $ 11.17
Accumulation unit value at end of period......................      $  13.23      $  14.43      $  10.81      $ 10.55
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period................      $  27.05      $  20.58      $  17.27      $ 18.20
Accumulation unit value at end of period......................      $  26.60      $  27.05      $  20.58      $ 17.27
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-268

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
Accumulation unit value at beginning of period................      $  17.23      $  16.10      $  14.66      $ 15.80
Accumulation unit value at end of period......................      $  17.65      $  17.23      $  16.10      $ 14.66
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
Accumulation unit value at beginning of period................      $  17.85      $  16.25      $  14.55      $ 15.90
Accumulation unit value at end of period......................      $  18.31      $  17.85      $  16.25      $ 14.55
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
Accumulation unit value at beginning of period................      $  17.22      $  15.39      $  13.58      $ 15.22
Accumulation unit value at end of period......................      $  17.74      $  17.22      $  15.39      $ 13.58
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
Accumulation unit value at beginning of period................      $  18.50      $  16.08      $  14.04      $ 15.99
Accumulation unit value at end of period......................      $  19.07      $  18.50      $  16.08      $ 14.04
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
Accumulation unit value at beginning of period................      $  17.68      $  15.20      $  13.16      $ 15.21
Accumulation unit value at end of period......................      $  18.26      $  17.68      $  15.20      $ 13.16
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
Accumulation unit value at beginning of period................      $  18.96      $  16.07      $  13.89      $ 16.01
Accumulation unit value at end of period......................      $  19.56      $  18.96      $  16.07      $ 13.89
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
Accumulation unit value at beginning of period................      $  17.92      $  15.28      $  13.20      $ 15.25
Accumulation unit value at end of period......................      $  18.51      $  17.92      $  15.28      $ 13.20
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
Accumulation unit value at beginning of period................      $  17.89      $  15.27      $  13.20      $ 15.27
Accumulation unit value at end of period......................      $  18.48      $  17.89      $  15.27      $ 13.20
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
Accumulation unit value at beginning of period................      $  19.58      $ 16.410      $ 15.660      $     -
Accumulation unit value at end of period......................      $  20.42      $  19.58      $  16.41      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             1             -             -            -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
Accumulation unit value at beginning of period................      $  17.14      $  16.37      $  15.24      $ 16.09
Accumulation unit value at end of period......................      $  17.53      $  17.14      $  16.37      $ 15.24
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
JPMORGAN U.S. EQUITY FUND
Accumulation unit value at beginning of period................      $  14.07      $  11.21      $   9.90      $ 10.25
Accumulation unit value at end of period......................      $  14.51      $  14.07      $  11.21      $  9.90
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-269

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of period................      $  15.78      $  15.53      $  14.43      $ 15.14
Accumulation unit value at end of period......................      $  14.61      $  15.78      $  15.53      $ 14.43
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of period................      $  15.62      $  14.90      $  13.81      $ 14.33
Accumulation unit value at end of period......................      $  14.28      $  15.62      $  14.90      $ 13.81
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of period................      $  18.98      $  17.69      $  16.18      $ 16.97
Accumulation unit value at end of period......................      $  17.22      $  18.98      $  17.69      $ 16.18
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH(R) 2025 PORTFOLIO
Accumulation unit value at beginning of period................      $  13.10      $  12.19      $  11.29      $     -
Accumulation unit value at end of period......................      $  12.78      $  13.10      $  12.19      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH(R) 2035 PORTFOLIO
Accumulation unit value at beginning of period................      $  13.77      $  12.51      $  11.45      $     -
Accumulation unit value at end of period......................      $  13.41      $  13.77      $  12.51      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH(R) 2045 PORTFOLIO
Accumulation unit value at beginning of period................      $  14.39      $  12.75      $  11.55      $     -
Accumulation unit value at end of period......................      $  14.04      $  14.39      $  12.75      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH(R) 2050 PORTFOLIO
Accumulation unit value at beginning of period................      $  21.36      $  19.17      $  17.15      $ 18.58
Accumulation unit value at end of period......................      $  19.56      $  21.36      $  19.17      $ 17.15
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH(R) 2055 PORTFOLIO
Accumulation unit value at beginning of period................      $  14.62      $  12.73      $  11.46      $     -
Accumulation unit value at end of period......................      $  14.30      $  14.62      $  12.73      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period................      $  10.69      $  10.84      $  10.50      $ 10.71
Accumulation unit value at end of period......................      $   9.99      $  10.69      $  10.84      $ 10.50
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LKCM AQUINAS GROWTH FUND
Accumulation unit value at beginning of period................      $  21.44      $  18.53      $  16.86      $ 16.61
Accumulation unit value at end of period......................      $  17.21      $  21.44      $  18.53      $ 16.86
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LKCM AQUINAS VALUE FUND
Accumulation unit value at beginning of period................      $  17.99      $  14.18      $  12.72      $ 12.68
Accumulation unit value at end of period......................      $  16.87      $  17.99      $  14.18      $ 12.72
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-270

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
Accumulation unit value at beginning of period................      $  15.05      $  15.01      $  13.84      $ 14.18
Accumulation unit value at end of period......................      $  14.71      $  15.05      $  15.01      $ 13.84
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT AFFILIATED FUND, INC.
Accumulation unit value at beginning of period................      $  15.57      $  12.02      $  10.54      $ 11.58
Accumulation unit value at end of period......................      $  16.27      $  15.57      $  12.02      $ 10.54
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
Accumulation unit value at beginning of period................      $  15.42      $      -      $      -      $     -
Accumulation unit value at end of period......................      $  14.84      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT DEVELOPING GROWTH FUND
Accumulation unit value at beginning of period................      $  25.77      $  19.92      $  19.65      $ 21.30
Accumulation unit value at end of period......................      $  22.20      $  25.77      $  19.92      $ 19.65
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT FUNDAMENTAL EQUITY FUND
Accumulation unit value at beginning of period................      $  15.31      $  13.16      $  12.11      $ 12.92
Accumulation unit value at end of period......................      $  13.47      $  15.31      $  13.16      $ 12.11
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  22.35      $  19.48      $  17.12      $ 22.63
Accumulation unit value at end of period......................      $  20.51      $  22.35      $  19.48      $ 17.12
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period................      $  14.11      $  11.76      $  10.49      $ 12.21
Accumulation unit value at end of period......................      $  12.63      $  14.11      $  11.76      $ 10.49
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT TOTAL RETURN FUND
Accumulation unit value at beginning of period................      $  10.30      $  10.77      $  10.57      $ 10.69
Accumulation unit value at end of period......................      $  10.55      $  10.30      $  10.77      $ 10.57
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
LORD ABBETT VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  20.60      $  16.58      $  15.11      $ 15.83
Accumulation unit value at end of period......................      $  19.57      $  20.60      $  16.58      $ 15.11
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSACHUSETTS INVESTORS TRUST
Accumulation unit value at beginning of period................      $  27.53      $  21.34      $  18.56      $ 19.10
Accumulation unit value at end of period......................      $  28.61      $  27.53      $  21.34      $ 18.56
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
Accumulation unit value at beginning of period................      $ 11.720      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 11.600      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-271

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2015 FUND
Accumulation unit value at beginning of period................      $ 11.720      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 11.390      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
Accumulation unit value at beginning of period................      $ 12.200      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 12.160      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
Accumulation unit value at beginning of period................      $ 12.420      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 12.070      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
Accumulation unit value at beginning of period................      $ 12.700      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 12.410      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
Accumulation unit value at beginning of period................      $ 12.860      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 12.440      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
Accumulation unit value at beginning of period................      $ 12.820      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 12.280      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2045 FUND
Accumulation unit value at beginning of period................      $ 12.840      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 12.430      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
Accumulation unit value at beginning of period................      $  9.820      $      -      $      -      $     -
Accumulation unit value at end of period......................      $  8.910      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
Accumulation unit value at beginning of period................      $ 10.580      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 10.380      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
Accumulation unit value at beginning of period................      $ 10.990      $      -      $      -      $     -
Accumulation unit value at end of period......................      $ 10.900      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) EMERGING MARKETS DEBT FUND
Accumulation unit value at beginning of period................      $  14.56      $  16.37      $  14.56      $ 14.54
Accumulation unit value at end of period......................      $  14.55      $  14.56      $  16.37      $ 14.56
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-272

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of period................      $   9.92      $  10.48      $  10.58      $ 10.16
Accumulation unit value at end of period......................      $  10.16      $   9.92      $  10.48      $ 10.58
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             -            -
MFS(R) GROWTH FUND
Accumulation unit value at beginning of period................      $  65.15      $  48.56      $  41.46      $ 43.54
Accumulation unit value at end of period......................      $  67.90      $  65.15      $  48.56      $ 41.46
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period................      $  27.93      $  24.88      $  21.12      $ 23.95
Accumulation unit value at end of period......................      $  25.85      $  27.93      $  24.88      $ 21.12
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period................      $  33.57      $  26.92      $  23.65      $ 24.52
Accumulation unit value at end of period......................      $  32.89      $  33.57      $  26.92      $ 23.65
Number of accumulation units outstanding at end of
   period (in thousands)......................................            19            21            23           27
MFS(R) NEW DISCOVERY FUND
Accumulation unit value at beginning of period................      $  26.90      $  20.93      $  17.32      $ 27.00
Accumulation unit value at end of period......................      $  23.01      $  26.90      $  20.93      $ 17.32
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period................      $  10.67      $  11.11      $  10.69      $ 10.43
Accumulation unit value at end of period......................      $  10.90      $  10.67      $  11.11      $ 10.69
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) RESEARCH INTERNATIONAL FUND
Accumulation unit value at beginning of period................      $  17.69      $  15.11      $  13.19      $ 15.08
Accumulation unit value at end of period......................      $  16.09      $  17.69      $  15.11      $ 13.19
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) TECHNOLOGY FUND
Accumulation unit value at beginning of period................      $  22.87      $  16.91      $  14.80      $ 14.63
Accumulation unit value at end of period......................      $  24.36      $  22.87      $  16.91      $ 14.80
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period................      $  17.58      $  15.22      $  14.02      $ 14.11
Accumulation unit value at end of period......................      $  18.20      $  17.58      $  15.22      $ 14.02
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period................      $  20.84      $  18.60      $  16.93      $ 16.40
Accumulation unit value at end of period......................      $  21.51      $  20.84      $  18.60      $ 16.93
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
MFS(R) VALUE FUND
Accumulation unit value at beginning of period................      $  33.11      $  25.28      $  22.32      $ 22.75
Accumulation unit value at end of period......................      $  34.84      $  33.11      $  25.28      $ 22.32
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-273

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
Accumulation unit value at beginning of period................      $  22.75      $  18.34      $  16.70      $ 17.37
Accumulation unit value at end of period......................      $  21.13      $  22.75      $  18.34      $ 16.70
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
NUVEEN EQUITY INDEX FUND
Accumulation unit value at beginning of period................      $  26.40      $  22.00      $  19.89      $ 21.48
Accumulation unit value at end of period......................      $  28.05      $  26.40      $  22.00      $ 19.89
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  45.36      $  40.23      $  37.83      $ 40.66
Accumulation unit value at end of period......................      $  40.67      $  45.36      $  40.23      $ 37.83
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
NUVEEN MID CAP INDEX FUND
Accumulation unit value at beginning of period................      $  17.48      $  13.78      $  12.24      $ 13.05
Accumulation unit value at end of period......................      $  18.00      $  17.48      $  13.78      $ 12.24
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
NUVEEN SMALL CAP INDEX FUND
Accumulation unit value at beginning of period................      $  14.96      $  11.51      $  10.42      $ 12.13
Accumulation unit value at end of period......................      $  14.62      $  14.96      $  11.51      $ 10.42
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
NUVEEN SMALL CAP SELECT FUND
Accumulation unit value at beginning of period................      $  14.28      $  11.90      $  12.61      $ 13.20
Accumulation unit value at end of period......................      $  11.00      $  14.28      $  11.90      $ 12.61
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
Accumulation unit value at beginning of period................      $  25.15      $  21.13      $  21.50      $ 27.22
Accumulation unit value at end of period......................      $  22.08      $  25.15      $  21.13      $ 21.50
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of period................      $  38.02      $  35.29      $  29.32      $ 36.47
Accumulation unit value at end of period......................      $  35.52      $  38.02      $  35.29      $ 29.32
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of period................      $  31.49      $  25.51      $  23.38      $     -
Accumulation unit value at end of period......................      $  32.11      $  31.49      $  25.51      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period................      $  78.78      $  64.50      $  54.04      $ 60.37
Accumulation unit value at end of period......................      $  76.02      $  78.78      $  64.50      $ 54.04
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
Accumulation unit value at beginning of period................      $   4.13      $   4.36      $   4.07      $  4.29
Accumulation unit value at end of period......................      $   4.05      $   4.13      $   4.36      $  4.07
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-274

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Accumulation unit value at beginning of period................      $  16.44      $  31.51      $  34.68      $ 49.84
Accumulation unit value at end of period......................      $  13.57      $  16.44      $  31.51      $ 34.68
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period................      $   6.08      $   6.58      $   6.21      $  6.56
Accumulation unit value at end of period......................      $   5.92      $   6.08      $   6.58      $  6.21
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
Accumulation unit value at beginning of period................      $  14.89      $  12.06      $  10.32      $     -
Accumulation unit value at end of period......................      $  13.87      $  14.89      $  12.06      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period................      $  38.35      $  30.88      $  25.69      $ 28.06
Accumulation unit value at end of period......................      $  35.28      $  38.35      $  30.88      $ 25.69
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER MAIN STREET MID CAP FUND(R)
Accumulation unit value at beginning of period................      $  30.64      $  22.98      $  19.84      $ 20.43
Accumulation unit value at end of period......................      $  29.50      $  30.64      $  22.98      $ 19.84
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER MAIN STREET SELECT FUND(R)
Accumulation unit value at beginning of period................      $  18.35      $  14.25      $  12.37      $ 12.77
Accumulation unit value at end of period......................      $  19.64      $  18.35      $  14.25      $ 12.37
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER REAL ESTATE FUND
Accumulation unit value at beginning of period................      $  23.13      $  22.83      $  20.11      $ 18.75
Accumulation unit value at end of period......................      $  28.63      $  23.13      $  22.83      $ 20.11
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
Accumulation unit value at beginning of period................      $  44.35      $  32.41      $  29.63      $ 32.04
Accumulation unit value at end of period......................      $  48.72      $  44.35      $  32.41      $ 29.63
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PERKINS MID CAP VALUE FUND
Accumulation unit value at beginning of period................      $  23.34      $  21.28      $  20.17      $ 22.54
Accumulation unit value at end of period......................      $  20.16      $  23.34      $  21.28      $ 20.17
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period................      $  10.97      $  12.27      $  11.79      $ 11.36
Accumulation unit value at end of period......................      $  10.92      $  10.97      $  12.27      $ 11.79
Number of accumulation units outstanding at end of
   period (in thousands)......................................             7             7            10            9
PIMCO TOTAL RETURN FUND
Accumulation unit value at beginning of period................      $  10.69      $  11.24      $  10.87      $ 10.85
Accumulation unit value at end of period......................      $  10.66      $  10.69      $  11.24      $ 10.87
Number of accumulation units outstanding at end of
   period (in thousands)......................................            34            39            43           56


                                  APP I-275

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN III FUND
Accumulation unit value at beginning of period................      $   9.38      $   9.89      $   9.64      $     -
Accumulation unit value at end of period......................      $   9.30      $   9.38      $   9.89      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PIONEER DISCIPLINED VALUE FUND
Accumulation unit value at beginning of period................      $  19.58      $  18.26      $  17.03      $ 18.15
Accumulation unit value at end of period......................      $  17.69      $  19.58      $  18.26      $ 17.03
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PIONEER EMERGING MARKETS FUND
Accumulation unit value at beginning of period................      $  23.90      $  24.52      $  22.22      $ 30.84
Accumulation unit value at end of period......................      $  19.01      $  23.90      $  24.52      $ 22.22
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PIONEER EQUITY INCOME FUND
Accumulation unit value at beginning of period................      $  34.13      $  27.98      $  26.44      $ 25.35
Accumulation unit value at end of period......................      $  34.36      $  34.13      $  27.98      $ 26.44
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PIONEER FUND
Accumulation unit value at beginning of period................      $  39.18      $  32.45      $  38.62      $ 40.96
Accumulation unit value at end of period......................      $  36.67      $  39.18      $  32.45      $ 38.62
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period................      $  25.74      $  21.61      $  19.66      $ 21.13
Accumulation unit value at end of period......................      $  26.28      $  25.74      $  21.61      $ 19.66
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period................      $  10.81      $  11.28      $  10.63      $ 10.94
Accumulation unit value at end of period......................      $  10.73      $  10.81      $  11.28      $ 10.63
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PRUDENTIAL JENNISON 20/20 FOCUS FUND
Accumulation unit value at beginning of period................      $  17.15      $  15.96      $  14.87      $ 15.89
Accumulation unit value at end of period......................      $  16.42      $  17.15      $  15.96      $ 14.87
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
Accumulation unit value at beginning of period................      $  38.84      $  31.23      $  27.79      $ 27.38
Accumulation unit value at end of period......................      $  38.11      $  38.84      $  31.23      $ 27.79
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Accumulation unit value at beginning of period................      $  49.49      $  45.09      $  48.49      $     -
Accumulation unit value at end of period......................      $  39.62      $  49.49      $  45.09      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period................      $  20.47      $  16.99      $  15.01      $ 15.05
Accumulation unit value at end of period......................      $  21.04      $  20.47      $  16.99      $ 15.01
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-276

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
Accumulation unit value at beginning of period................      $   6.20      $   6.16      $   5.72      $  5.97
Accumulation unit value at end of period......................      $   6.00      $   6.20      $   6.16      $  5.72
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  40.17      $  32.86      $  27.21      $ 35.67
Accumulation unit value at end of period......................      $  33.89      $  40.17      $  32.86      $ 27.21
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period................      $  16.65      $  14.14      $  12.37      $ 13.72
Accumulation unit value at end of period......................      $  16.81      $  16.65      $  14.14      $ 12.37
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period................      $  13.51      $  11.66      $   9.75      $ 11.79
Accumulation unit value at end of period......................      $  13.56      $  13.51      $  11.66      $  9.75
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
Accumulation unit value at beginning of period................      $  17.55      $  13.60      $  12.19      $ 13.51
Accumulation unit value at end of period......................      $  14.91      $  17.55      $  13.60      $ 12.19
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
RIDGEWORTH TOTAL RETURN BOND FUND
Accumulation unit value at beginning of period................      $  10.59      $  11.23      $  11.13      $ 10.75
Accumulation unit value at end of period......................      $  11.00      $  10.59      $  11.23      $ 11.13
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ROYCE TOTAL RETURN FUND
Accumulation unit value at beginning of period................      $  12.40      $  10.53      $   9.90      $ 10.31
Accumulation unit value at end of period......................      $  10.71      $  12.40      $  10.53      $  9.90
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
ROYCE VALUE FUND
Accumulation unit value at beginning of period................      $  10.65      $   9.14      $   8.95      $ 10.54
Accumulation unit value at end of period......................      $   8.90      $  10.65      $   9.14      $  8.95
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
T. ROWE PRICE EQUITY INCOME FUND
Accumulation unit value at beginning of period................      $  32.72      $  26.36      $  22.98      $ 23.60
Accumulation unit value at end of period......................      $  32.67      $  32.72      $  26.36      $ 22.98
Number of accumulation units outstanding at end of
   period (in thousands)......................................             2             -             -            -
T. ROWE PRICE GROWTH STOCK FUND
Accumulation unit value at beginning of period................      $  50.94      $  36.78      $  31.08      $ 31.54
Accumulation unit value at end of period......................      $  50.16      $  50.94      $  36.78      $ 31.08
Number of accumulation units outstanding at end of
   period (in thousands)......................................             1             -             -            -
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period................      $   8.31      $   6.87      $   5.92      $  6.98
Accumulation unit value at end of period......................      $   6.97      $   8.31      $   6.87      $  5.92
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-277

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
Accumulation unit value at beginning of period................      $  13.14      $  13.38      $  12.41      $ 13.59
Accumulation unit value at end of period......................      $  12.46      $  13.14      $  13.38      $ 12.41
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Accumulation unit value at beginning of period................      $  23.32      $  18.72      $  15.57      $ 17.72
Accumulation unit value at end of period......................      $  20.58      $  23.32      $  18.72      $ 15.57
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD BALANCED INCOME FUND
Accumulation unit value at beginning of period................      $  13.11      $  12.15      $  11.20      $ 11.25
Accumulation unit value at end of period......................      $  13.55      $  13.11      $  12.15      $ 11.20
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period................      $  50.21      $  36.88      $  30.86      $ 37.05
Accumulation unit value at end of period......................      $  40.90      $  50.21      $  36.88      $ 30.86
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD CHECKS AND BALANCES FUND
Accumulation unit value at beginning of period................      $  11.18      $   9.96      $   9.04      $  9.54
Accumulation unit value at end of period......................      $  10.76      $  11.18      $   9.96      $  9.04
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD CONSERVATIVE ALLOCATION FUND
Accumulation unit value at beginning of period................      $  10.68      $  10.95      $  10.56      $ 10.63
Accumulation unit value at end of period......................      $  10.02      $  10.68      $  10.95      $ 10.56
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD DIVIDEND AND GROWTH FUND
Accumulation unit value at beginning of period................      $  25.21      $  20.86      $  19.10      $ 19.23
Accumulation unit value at end of period......................      $  25.59      $  25.21      $  20.86      $ 19.10
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD EQUITY INCOME FUND
Accumulation unit value at beginning of period................      $  18.11      $  14.72      $  13.44      $ 12.80
Accumulation unit value at end of period......................      $  18.86      $  18.11      $  14.72      $ 13.44
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD GLOBAL ALL-ASSET FUND
Accumulation unit value at beginning of period................      $  12.57      $  11.42      $  10.35      $ 11.58
Accumulation unit value at end of period......................      $  10.91      $  12.57      $  11.42      $ 10.35
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period................      $  19.81      $  14.72      $  12.45      $ 14.07
Accumulation unit value at end of period......................      $  16.99      $  19.81      $  14.72      $ 12.45
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD GROWTH ALLOCATION FUND
Accumulation unit value at beginning of period................      $  14.64      $  12.24      $  10.88      $ 11.49
Accumulation unit value at end of period......................      $  11.27      $  14.64      $  12.24      $ 10.88
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-278

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  41.15      $  31.70      $  25.10      $ 27.69
Accumulation unit value at end of period......................      $  38.80      $  41.15      $  31.70      $ 25.10
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD HEALTHCARE FUND
Accumulation unit value at beginning of period................      $  31.95      $  21.37      $  17.82      $ 16.53
Accumulation unit value at end of period......................      $  37.88      $  31.95      $  21.37      $ 17.82
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD HIGH YIELD FUND
Accumulation unit value at beginning of period................      $   7.65      $   7.62      $   7.37      $     -
Accumulation unit value at end of period......................      $   7.45      $   7.65      $   7.62      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD INFLATION PLUS FUND
Accumulation unit value at beginning of period................      $  10.64      $  12.18      $  11.95      $ 11.32
Accumulation unit value at end of period......................      $  10.64      $  10.64      $  12.18      $ 11.95
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  17.86      $  15.48      $  13.17      $ 15.49
Accumulation unit value at end of period......................      $  15.02      $  17.86      $  15.48      $ 13.17
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
Accumulation unit value at beginning of period................      $  18.35      $  13.80      $  11.15      $ 14.32
Accumulation unit value at end of period......................      $  13.42      $  18.35      $  13.80      $ 11.15
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD MIDCAP FUND
Accumulation unit value at beginning of period................      $  28.08      $  21.71      $  19.38      $ 23.93
Accumulation unit value at end of period......................      $  28.34      $  28.08      $  21.71      $ 19.38
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD MIDCAP VALUE FUND
Accumulation unit value at beginning of period................      $  16.56      $  13.59      $  11.05      $ 13.28
Accumulation unit value at end of period......................      $  15.84      $  16.56      $  13.59      $ 11.05
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD SMALL COMPANY FUND
Accumulation unit value at beginning of period................      $  25.96      $  20.13      $  18.71      $ 20.67
Accumulation unit value at end of period......................      $  23.39      $  25.96      $  20.13      $ 18.71
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD TOTAL RETURN BOND FUND
Accumulation unit value at beginning of period................      $  10.56      $  11.02      $  10.90      $ 10.64
Accumulation unit value at end of period......................      $  10.66      $  10.56      $  11.02      $ 10.90
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THE HARTFORD VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period................      $  20.33      $      -      $      -      $     -(a)
Accumulation unit value at end of period......................      $  19.31      $      -      $      -      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -


                                  APP I-279

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of period................      $  27.42      $  19.23      $  15.83      $ 15.61
Accumulation unit value at end of period......................      $  27.45      $  27.42      $  19.23      $ 15.83
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period................      $  31.24      $  27.33      $  23.95      $ 27.92
Accumulation unit value at end of period......................      $  26.68      $  31.24      $  27.33      $ 23.95
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
THORNBURG VALUE FUND
Accumulation unit value at beginning of period................      $  45.30      $  32.43      $  29.27      $ 33.81
Accumulation unit value at end of period......................      $  50.28      $  45.30      $  32.43      $ 29.27
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
TIAA-CREF BOND INDEX FUND
Accumulation unit value at beginning of period................      $  10.54      $  11.00      $  10.80      $     -
Accumulation unit value at end of period......................      $  10.92      $  10.54      $  11.00      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
TIAA-CREF EQUITY INDEX FUND
Accumulation unit value at beginning of period................      $  14.33      $  10.96      $   9.95      $     -
Accumulation unit value at end of period......................      $  15.74      $  14.33      $  10.96      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
Accumulation unit value at beginning of period................      $  19.15      $  14.61      $  13.30      $     -
Accumulation unit value at end of period......................      $  20.99      $  19.15      $  14.61      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
Accumulation unit value at beginning of period................      $  16.52      $  13.08      $  12.11      $     -
Accumulation unit value at end of period......................      $  17.91      $  16.52      $  13.08      $     -
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
Accumulation unit value at beginning of period................      $  18.48      $  15.05      $  13.34      $ 13.27
Accumulation unit value at end of period......................      $  18.75      $  18.48      $  15.05      $ 13.34
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
UBS DYNAMIC ALPHA FUND
Accumulation unit value at beginning of period................      $   7.15      $   6.77      $   6.04      $  6.14
Accumulation unit value at end of period......................      $   7.12      $   7.15      $   6.77      $  6.04
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period................      $  10.50      $   9.64      $   8.78      $  9.98
Accumulation unit value at end of period......................      $  11.15      $  10.50      $   9.64      $  8.78
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period................      $  21.82      $  16.65      $  14.46      $ 15.61
Accumulation unit value at end of period......................      $  20.64      $  21.82      $  16.65      $ 14.46
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             0            0


                                  APP I-280

                                                                                 YEAR ENDING DECEMBER 31,
                                                                    -----------------------------------------------------
SUB-ACCOUNT                                                           2014          2013          2012          2011
-------------------------------------------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
Accumulation unit value at beginning of period................      $  34.43      $  27.49      $  25.35      $ 26.18
Accumulation unit value at end of period......................      $  33.67      $  34.43      $  27.49      $ 25.35
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of period................      $  41.81      $  31.94      $  27.60      $ 27.89
Accumulation unit value at end of period......................      $  41.19      $  41.81      $  31.94      $ 27.60
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             0            0
VICTORY SMALL COMPANY OPPORTUNITY FUND
Accumulation unit value at beginning of period................      $  40.22      $  32.30      $  30.24      $ 30.06
Accumulation unit value at end of period......................      $  39.23      $  40.22      $  32.30      $ 30.24
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period................      $  20.95      $  16.03      $  14.55      $ 16.29
Accumulation unit value at end of period......................      $  22.33      $  20.95      $  16.03      $ 14.55
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             0             0            0
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
Accumulation unit value at beginning of period................      $  14.03      $  12.82      $  11.92      $ 12.01
Accumulation unit value at end of period......................      $  13.69      $  14.03      $  12.82      $ 11.92
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
Accumulation unit value at beginning of period................      $  21.04      $  21.60      $  19.26      $ 22.86
Accumulation unit value at end of period......................      $  19.80      $  21.04      $  21.60      $ 19.26
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period................      $  11.99      $  10.18      $   9.20      $ 10.92
Accumulation unit value at end of period......................      $  10.87      $  11.99      $  10.18      $  9.20
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -
WELLS FARGO ADVANTAGE UTILITY AND
   TELECOMMUNICATIONS FUND
Accumulation unit value at beginning of period................      $  16.56      $  14.34      $  13.50      $ 11.88
Accumulation unit value at end of period......................      $  18.91      $  16.56      $  14.34      $ 13.50
Number of accumulation units outstanding at end of
   period (in thousands)......................................             -             -             -            -



(a) The Hartford Value Fund merged into The Hartford Value Opportunities Fund effective April 1, 2014.




                                  APP I-281

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS CORNERSTONE
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




- AB Discovery Value Fund -- Class A


- AB Value Fund -- Class A


- Alger Small Cap Growth Institutional Fund -- Class I


- AllianzGI NFJ Dividend Value Fund -- Class A


- AllianzGI NFJ Small-Cap Value Fund -- Class A


- American Funds AMCAP Fund(R) -- Class R3


- American Funds American Balanced Fund(R) -- Class R3


- American Funds American Mutual Fund(R) -- Class R3


- American Funds Capital Income Builder(R) -- Class R3


- American Funds EuroPacific Growth Fund(R) -- Class R3


- American Funds Fundamental Investors Fund(SM) -- Class R3


- American Funds New Perspective Fund(R) -- Class R3


- American Funds SMALLCAP World Fund(R) -- Class R3


- American Funds The Bond Fund of America(R) -- Class R3


- American Funds The Growth Fund of America(R) -- Class R3


- American Funds The Income Fund of America(R) -- Class R3


- American Funds The Investment Company of America(R) -- Class R3


- American Funds The New Economy Fund(R) -- Class R3


- American Funds Washington Mutual Investors Fund(SM) -- Class R3


- Ave Maria Growth Fund


- Ave Maria Opportunity Fund


- Ave Maria Rising Dividend Fund


- BlackRock LifePath(R) 2025 Fund -- Investor A Shares


- BlackRock LifePath(R) 2035 Fund -- Investor A Shares


- BlackRock LifePath(R) 2045 Fund -- Investor A Shares


- BlackRock LifePath(R) 2055 Fund -- Investor A Shares


- Calamos Global Equity Fund -- Class A


- Calamos International Growth Fund -- Class A


- Calvert Income Fund -- Class A


- ClearBridge Aggressive Growth Fund -- Class FI


- ClearBridge Small Cap Growth Fund -- Class FI


- ClearBridge Value Trust -- Class FI


- Columbia Diversified Equity Income Fund -- Class R4


- Columbia Mid Cap Value Fund -- Class A


- Columbia Multi-Advisor Small Cap Value Fund -- Class R4


- Columbia Seligman Global Technology Fund -- Class A


- Columbia Small/Mid Cap Value Fund -- Class R4


- Davis Opportunity Fund -- Class A


- Delaware Diversified Income Fund -- Class A


- Delaware Extended Duration Bond Fund -- Class A


- Dreyfus Bond Market Index Fund -- Class INV


- Dreyfus Midcap Index Fund, Inc.


- Dreyfus Smallcap Stock Index Fund


- Dreyfus S&P 500 Index Fund

- Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A


- Federated Clover Small Value Fund -- Class A


- Federated Clover Value Fund -- Class A


- Federated Equity Income Fund, Inc. -- Class A


- Federated Fund for U.S. Government Securities -- Class A


- Federated Global Allocation Fund -- Class A


- Federated High Income Bond Fund -- Class A


- Federated International Leaders Fund -- Class A


- Federated Kaufmann Fund -- Class R


- Federated MDT Mid Cap Growth Strategies Fund -- Class A


- Federated Total Return Bond Fund -- Class A


- Fidelity Advisor(R) Leveraged Company Stock Fund -- Class T


- Fidelity Advisor(R) Stock Selector All Cap Fund -- Class T


- Franklin Conservative Allocation Fund -- Class A


- Franklin Growth Allocation Fund -- Class A


- Franklin High Income Fund -- Class A


- Franklin Income Fund -- Class A


- Franklin Moderate Allocation Fund -- Class A


- Franklin Mutual Beacon Fund -- Class A


- Franklin Mutual Global Discovery Fund -- Class A


- Franklin Strategic Income Fund -- Class A


- Franklin U.S. Government Securities Fund -- Class A


- George Putnam Balanced Fund -- Class A


- Goldman Sachs Capital Growth Fund -- Class A


- Goldman Sachs Core Fixed Income Fund -- Class A


- Goldman Sachs Focused International Equity Fund -- Class A


- Goldman Sachs Government Income Fund -- Class A


- Goldman Sachs Growth and Income Fund -- Class A


- Goldman Sachs Growth Opportunities Fund -- Class A


- Goldman Sachs High Yield Fund -- Class A


- Goldman Sachs Income Builder Fund -- Class A


- Goldman Sachs Large Cap Value Fund -- Class A


- Goldman Sachs Mid Cap Value Fund -- Class A


- Goldman Sachs Small Cap Value Fund -- Class A


- Goldman Sachs Strategic Growth Fund -- Class A


- Goldman Sachs U.S. Equity Insights Fund -- Class A


- Hartford Balanced HLS Fund -- Class IB


- Hartford Capital Appreciation Fund -- Class R5


- Hartford Conservative Allocation Fund -- Class R5


- Hartford Disciplined Equity HLS Fund -- Class IB


- Hartford Dividend and Growth HLS Fund -- Class IB


- Hartford Global Growth HLS Fund -- Class IB


- Hartford Growth Allocation Fund -- Class R5


- Hartford Growth Opportunities HLS Fund -- Class IB


- Hartford High Yield Fund -- Class R4


- Hartford International Opportunities HLS Fund -- Class IB


- Hartford Moderate Allocation Fund -- Class R5


- Hartford Small Company HLS Fund -- Class IB


- Hartford Stock HLS Fund -- Class IB


- Hartford Total Return Bond Fund -- Class R5


- Hartford Total Return Bond HLS Fund -- Class IB


- HIMCO VIT Index Fund -- Class IB


- Invesco American Franchise Fund -- Class A


- Invesco Comstock Fund -- Class A


- Invesco Equity and Income Fund -- Class A


- Invesco Global Core Equity Fund -- Class A


- Invesco Growth and Income Fund -- Class A


- Invesco Mid Cap Growth Fund -- Class A


- Invesco Small Cap Discovery Fund -- Class A


- Invesco U.S. Mortgage Fund -- Class A


- Ivy Science & Technology Fund -- Class Y


- Janus Enterprise Fund -- Class S


- JPMorgan Large Cap Growth Fund -- Class A


- LKCM Aquinas Growth Fund


- LKCM Aquinas Value Fund


- Lord Abbett Affiliated Fund, Inc. -- Class P


- Lord Abbett Bond-Debenture Fund, Inc. -- Class P


- Lord Abbett Calibrated Dividend Growth Fund -- Class P


- Lord Abbett Developing Growth Fund -- Class P


- Lord Abbett Fundamental Equity Fund -- Class P


- Lord Abbett Growth Opportunities Fund -- Class P


- Lord Abbett Total Return Fund -- Class P


- Lord Abbett Value Opportunities Fund -- Class P


- MassMutual RetireSMART(SM) 2010 Fund -- Class R4


- MassMutual RetireSMART(SM) 2015 Fund -- Class R4


- MassMutual RetireSMART(SM) 2020 Fund -- Class R4


- MassMutual RetireSMART(SM) 2025 Fund -- Class R4


- MassMutual RetireSMART(SM) 2030 Fund -- Class R4


- MassMutual RetireSMART(SM) 2035 Fund -- Class R4


- MassMutual RetireSMART(SM) 2040 Fund -- Class R4


- MassMutual RetireSMART(SM) 2045 Fund -- Class R4


- MassMutual RetireSMART(SM) 2050 Fund -- Class R4


- MassMutual RetireSMART(SM) 2055 Fund -- Class R4


- MassMutual RetireSMART(SM) in Retirement Fund -- Class R4


- MFS(R) Government Securities Fund -- Class R3


- MFS(R) Research International Fund -- Class R3


- MFS(R) Value Fund -- Class R3


- MSIF Opportunity Portfolio -- Class A


- Neuberger Berman Socially Responsive Fund -- Class A


- Nuveen Santa Barbara Dividend Growth Fund -- Class A


- Oppenheimer Equity Income Fund -- Class A


- Oppenheimer Global Strategic Income Fund -- Class A


- Oppenheimer International Bond Fund -- Class A


- Oppenheimer International Diversified Fund -- Class A


- Oppenheimer Main Street Fund(R) -- Class A


- Oppenheimer Main Street Mid Cap Fund(R) -- Class A


- Oppenheimer Real Estate Fund -- Class A

- Oppenheimer Rising Dividends Fund -- Class A


- PIMCO Total Return III Fund -- Class Admin


- Pioneer Emerging Markets Fund -- Class A


- Pioneer Fundamental Growth Fund -- Class A


- Pioneer Mid Cap Value Fund -- Class A


- Pioneer Select Mid Cap Growth Fund -- Class A


- Pioneer Strategic Income Fund -- Class A


- Prudential Jennison Natural Resources Fund, Inc. -- Class A


- Putnam Equity Income Fund -- Class A


- Putnam High Yield Advantage Fund -- Class A


- Putnam International Capital Opportunities Fund -- Class A


- Putnam International Equity Fund -- Class A


- Putnam Investors Fund -- Class A


- Putnam Multi-Cap Growth Fund -- Class A


- Putnam Research Fund -- Class A


- Putnam Voyager Fund -- Class A


- Templeton Foreign Fund -- Class A


- Templeton Global Bond Fund -- Class A


- Templeton Growth Fund, Inc. -- Class A


- The Putnam Fund for Growth and Income -- Class A


- TIAA-CREF Bond Index Fund -- Retirement Class


- TIAA-CREF Equity Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Value Index Fund -- Retirement Class


- Timothy Plan Large/Mid-Cap Value Fund -- Class A


- T. Rowe Price Equity Income Fund -- Class R


- T. Rowe Price Growth Stock Fund, Inc. -- Class R


- T. Rowe Price Retirement 2010 Fund -- R Class


- T. Rowe Price Retirement 2020 Fund -- R Class


- T. Rowe Price Retirement 2030 Fund -- R Class


- T. Rowe Price Retirement 2040 Fund -- R Class


- T. Rowe Price Retirement 2050 Fund -- R Class


- T. Rowe Price Retirement Balanced Fund -- R Class

- Victory Sycamore Small Company Opportunity Fund -- Class A


        For more information on the underlying Funds see the section entitled "The Funds".

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               5
FEE TABLE..........................................................................................................               7
SUMMARY............................................................................................................              11
PERFORMANCE RELATED INFORMATION....................................................................................              13
HARTFORD LIFE INSURANCE COMPANY....................................................................................              14
THE SEPARATE ACCOUNT...............................................................................................              14
THE FUNDS..........................................................................................................              14
GENERAL ACCOUNT OPTION.............................................................................................              28
CONTRACT CHARGES...................................................................................................              28
   Contingent Deferred Sales Charge................................................................................              28
   Annual Maintenance Fee..........................................................................................              29
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              30
   Mortality and Expense Risk and Administrative Charge............................................................              30
   Loan Fees.......................................................................................................              31
   Premium Taxes...................................................................................................              31
   Transfer Fee....................................................................................................              32
   Experience Rating under the Contracts...........................................................................              32
   Negotiated Charges and Fees.....................................................................................              32
   Charges of the Funds............................................................................................              32
   Plan Related Expenses...........................................................................................              32
THE CONTRACTS......................................................................................................              32
   The Contracts Offered...........................................................................................              32
   Assignments.....................................................................................................              32
   Pricing and Crediting of Contributions..........................................................................              32
   May I cancel my certificate?....................................................................................              33
   What is a Surrender Charge Offset?..............................................................................              33
   May I make changes in the amounts of my Contribution?...........................................................              33
   Can you transfer from one Sub-Account to another?...............................................................              33
   What is a Sub-Account Transfer?.................................................................................              33
   What Happens When you Request a Sub-Account Transfer?...........................................................              33
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              34
   Fund Trading Policies...........................................................................................              35
   How are you affected by frequent Sub-Account Transfers?.........................................................              36
   General Account Option Transfers................................................................................              36
   Telephone and Internet Transfers................................................................................              36
   Dollar Cost Averaging...........................................................................................              37
   May I request a loan from my Participant Account?...............................................................              37
   How do I know what my Participant Account is worth?.............................................................              38
   How are the underlying Fund shares valued?......................................................................              38
DEATH BENEFITS.....................................................................................................              38
   Determination of the Beneficiary................................................................................              38
   Death before the Annuity Commencement Date......................................................................              39
   Calculation of the death benefit................................................................................              39
   Death on or after the Annuity Commencement Date.................................................................              39
SETTLEMENT PROVISIONS..............................................................................................              39
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              40
   May I Surrender once Annuity Payouts have started?..............................................................              40
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              40
   What is the minimum amount that I may select for an Annuity Payout?.............................................              41
   How are Contributions made to establish an Annuity Account?.....................................................              41
   Can a Contract be suspended by a Contract Owner?................................................................              41
   Annuity Payout Options..........................................................................................              41
   Systematic Withdrawal Option....................................................................................              42
   How are Variable Annuity Payouts determined?....................................................................              42
MORE INFORMATION...................................................................................................              43
   Can a Contract be modified?.....................................................................................              43
   Can Hartford waive any rights under a Contract?.................................................................              44
   How Contracts Are Sold..........................................................................................              44
   Who is the custodian of the Separate Account's assets?..........................................................              45
   Are there any material legal proceedings affecting the Separate Account?........................................              45
   How may I get additional information?...........................................................................              46
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              47
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


ANNUAL MAINTENANCE FEE (5).........................................................................    $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................             1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

      THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.32%     15.68%+
----------------------------------------------------------------------------------------------------------------

+ The maximum rate does not reflect the contractual fee waiver received from the fund company.


      The Hartford Asset Allocation Funds, the Franklin Asset Allocation Funds, the BlackRock LifePath(R) Retirement Funds, the MassMutual RetireSMART(SM) Funds, and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUITED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE, TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASES ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                              1 YR.      3 YRS.       5 YRS.      10 YRS.     1 YR.      3 YRS.      5 YRS.      10 YRS.
                            ---------   ---------   ---------    ---------  --------    --------    --------   ----------
1.25%.....................  $   2,151   $   4,833   $   6,926    $  10,418  $  1,735    $  4,634    $  6,856   $   10,388
1.05%.....................  $   2,131   $   4,790   $   6,874    $  10,380  $  1,715    $  4,590    $  6,803   $   10,350
0.85%.....................  $   2,112   $   4,747   $   6,822    $  10,341  $  1,694    $  4,545    $  6,751   $   10,311
0.75%.....................  $   2,102   $   4,725   $   6,796    $  10,321  $  1,684    $  4,523    $  6,724   $   10,291
0.65%.....................  $   2,092   $   4,704   $   6,769    $  10,301  $  1,674    $  4,501    $  6,697   $   10,271
0.50%.....................  $   2,078   $   4,671   $   6,729    $  10,270  $  1,658    $  4,467    $  6,657   $   10,240
0.35%.....................  $   2,063   $   4,638   $   6,689    $  10,238  $  1,643    $  4,433    $  6,616   $   10,208
0.15%.....................  $   2,043   $   4,594   $   6,635    $  10,195  $  1,623    $  4,388    $  6,561   $   10,165
0.00%.....................  $   2,029   $   4,561   $   6,594    $  10,162  $  1,607    $  4,354    $  6,520   $   10,132


MORTALITY AND EXPENSE RISK              IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                    YOUR CONTRACT
--------------------------  ---------------------------------------------
                               1 YR.     3 YRS.      5 YRS.      10 YRS.
                            ---------   --------    --------    ---------
1.25%.....................  $   1,765   $  4,664    $  6,886    $  10,418
1.05%.....................  $   1,745   $  4,620    $  6,833    $  10,380
0.85%.....................  $   1,724   $  4,575    $  6,781    $  10,341
0.75%.....................  $   1,714   $  4,553    $  6,754    $  10,321
0.65%.....................  $   1,704   $  4,531    $  6,727    $  10,301
0.50%.....................  $   1,688   $  4,497    $  6,687    $  10,270
0.35%.....................  $   1,673   $  4,463    $  6,646    $  10,238
0.15%.....................  $   1,653   $  4,418    $  6,591    $  10,195
0.00%.....................  $   1,637   $  4,384    $  6,550    $  10,162


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.


      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.




                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.



                                  THE FUNDS


      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each underlying Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

     We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

     Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
----------------------------------------------------------------------------------------------------------------------
   AB Discovery Value Fund --            Long-term growth of capital               ABIS -- AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN DISCOVERY VALUE FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   AB Value Fund -- Class A              Long-term growth of capital               ABIS -- AllianceBernstein Investor
                                                                                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN VALUE FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ Dividend Value          Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ Small-Cap Value         Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

----------------------------------------------------------------------------------------------------------------------
   American Funds AMCAP Fund(R) --       Seeks to provide long-term growth of      Capital Research and Management
     Class R3                            capital                                   Company

----------------------------------------------------------------------------------------------------------------------
   American Funds American               The investment objectives of the fund     Capital Research and Management
     Balanced Fund(R) -- Class R3        are: (1) conservation of capital,         Company
                                         (2) current income and (3) long-term
                                         growth of capital and income.

----------------------------------------------------------------------------------------------------------------------
   American Funds American Mutual        Strives for the balanced                  Capital Research and Management
     Fund(R) -- Class R3                 accomplishment of three objectives:       Company
                                         current income, growth of capital, and
                                         conservation of principal

----------------------------------------------------------------------------------------------------------------------
   American Funds Capital Income         The fund has two primary investment       Capital Research and Management
     Builder(R) -- Class R3              objectives. It seeks (1) to provide you   Company
                                         with a level of current income that
                                         exceeds the average yield on U.S.
                                         stocks generally and (2) to provide you
                                         with a growing stream of income over
                                         the years. The fund's secondary
                                         objective is to provide you with growth
                                         of capital.

----------------------------------------------------------------------------------------------------------------------
   American Funds EuroPacific            Seeks to achieve long-term growth of      Capital Research and Management
     Growth Fund(R) -- Class R3          capital.                                  Company

----------------------------------------------------------------------------------------------------------------------
   American Funds Fundamental            Seeks to provide long-term growth of      Capital Research and Management
     Investors Fund(SM) -- Class R3      capital and income.                       Company

----------------------------------------------------------------------------------------------------------------------
   American Funds New Perspective        Seeks to provide long-term growth of      Capital Research and Management
     Fund(R) -- Class R3                 capital. Future income is a secondary     Company
                                         objective

----------------------------------------------------------------------------------------------------------------------
   American Funds SMALLCAP               Seeks to provide long-term growth of      Capital Research and Management
     World Fund(R) -- Class R3           capital.                                  Company

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   American Funds The Bond Fund of       Seeks to provide as high a level of       Capital Research and Management
     America(R) -- Class R3              current income as is consistent with      Company
                                         the preservation of capital.

-----------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.       Capital Research and Management
     of America(R) -- Class R3                                                     Company

-----------------------------------------------------------------------------------------------------------------------
   American Funds The Income Fund        Seeks to provide current income while     Capital Research and Management
     of America(R) -- Class R3           secondarily striving for capital growth.  Company

-----------------------------------------------------------------------------------------------------------------------
   American Funds The Investment         Seeks to provide long-term growth of      Capital Research and Management
     Company of America(R) --            capital and income.                       Company
     Class R3

-----------------------------------------------------------------------------------------------------------------------
   American Funds The New                Seeks to provide long-term growth of      Capital Research and Management
     Economy Fund(R) -- Class R3         capital. Current income is a secondary    Company
                                         consideration.

-----------------------------------------------------------------------------------------------------------------------
   American Funds Washington             Seeks to produce income and provide       Capital Research and Management
     Mutual Investors Fund(SM) --        an opportunity for growth of principal    Company
     Class R3                            consistent with sound common stock
                                         investing.

-----------------------------------------------------------------------------------------------------------------------
   Ave Maria Growth Fund                 Long-term capital appreciation            Schwartz Investment Counsel, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Ave Maria Opportunity Fund            Long-term capital appreciation            Schwartz Investment Counsel, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Ave Maria Rising Dividend Fund        Long-term capital appreciation            Schwartz Investment Counsel, Inc.

-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2025 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2025 PORTFOLIO -- INVESTOR A SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2035 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2035 PORTFOLIO -- INVESTOR A SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2045 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2045 PORTFOLIO -- INVESTOR A SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2055 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2055 PORTFOLIO -- INVESTOR A SHARES
-----------------------------------------------------------------------------------------------------------------------
   Calamos Global Equity Fund --         Long-term capital growth                  Calamos Advisors LLC
     Class A

-----------------------------------------------------------------------------------------------------------------------
   Calamos International Growth          Long-term capital growth                  Calamos Advisors LLC
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Calvert Income Fund -- Class A        Seeks to maximize income, to the          Calvert Investment Management Inc.
                                         extent consistent with preservation of
                                         capital, through investment in bonds
                                         and income-producing securities

-----------------------------------------------------------------------------------------------------------------------
   ClearBridge Aggressive Growth         Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
     Fund -- Class FI                                                              LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
     Fund -- Class FI                                                              LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge Value Trust -- Class FI   Seeks long-term capital growth            Legg Mason Partners Fund Advisor,
                                                                                   LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Diversified Equity           High level of current income, as a        Columbia Management Investment
     Income Fund -- Class R4             secondary objective, steady growth of     Advisers, LLC
                                         capital

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia Mid Cap Value Fund --        Seeks long-term capital appreciation      Columbia Management Investment
     Class A                                                                       Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Multi-Advisor Small Cap      Seeks to provide shareholders with        Columbia Management Investment
     Value Fund -- Class R4              long-term capital appreciation.           Advisers, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia Seligman Global              Seeks to provide shareholders with        Columbia Management Investment
     Technology Fund -- Class A          capital gain.                             Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Small/Mid Cap Value          Seeks to provide shareholders with        Columbia Management Investment
     Fund -- Class R4                    long-term growth of capital.              Advisers, LLC

        FORMERLY COLUMBIA MID CAP VALUE OPPORTUNITY FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Davis Opportunity Fund --             Long-term growth of capital               Davis Selected Advisers, L.P.
     Class A                                                                       Sub-advised by Davis Selected
                                                                                   Advisers - NY, Inc.

----------------------------------------------------------------------------------------------------------------------
   Delaware Diversified Income           Seeks maximum long-term total             Delaware Management Company
     Fund -- Class A                     return, consistent with reasonable risk.

----------------------------------------------------------------------------------------------------------------------
   Delaware Extended Duration            Seeks to provide investors with total     Delaware Management Company
     Bond Fund -- Class A                return.

----------------------------------------------------------------------------------------------------------------------
   Dreyfus Bond Market Index             The fund seeks to match the total         The Dreyfus Corporation
     Fund -- Class INV                   return of the Barclays Capital U.S.
                                         Aggregate Index.

----------------------------------------------------------------------------------------------------------------------
   Dreyfus Midcap Index Fund, Inc.       The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) MidCap 400 Index.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
----------------------------------------------------------------------------------------------------------------------
   Dreyfus Smallcap Stock Index Fund     The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) SmallCap 600 Index.

----------------------------------------------------------------------------------------------------------------------
   Dreyfus S&P 500 Index Fund            The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) 500 Composite Stock Price
                                         Index.

----------------------------------------------------------------------------------------------------------------------
   Eaton Vance-Atlanta Capital SMID-     To seek long-term capital growth          Boston Management & Research
     Cap Fund -- Class A                                                           Sub-advised by Atlanta Capital
                                                                                   Management Company, LLC

----------------------------------------------------------------------------------------------------------------------
   Federated Clover Small Value          Seeks capital appreciation.               Federated Global Investment
     Fund -- Class A                                                               Management Corp.

----------------------------------------------------------------------------------------------------------------------
   Federated Clover Value Fund --        Seeks capital appreciation.               Federated Global Investment
     Class A                                                                       Management Co.

----------------------------------------------------------------------------------------------------------------------

                                                        INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                          OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------
   Federated Equity Income Fund,           Seeks to provide above average             Federated Equity Management
     Inc. -- Class A                       income and capital appreciation.           Company of Pennsylvania

--------------------------------------------------------------------------------------------------------------------------
   Federated Fund for U.S.                 Seeks to provide current income.           Federated Investment Management
     Government Securities --                                                         Company
     Class A

--------------------------------------------------------------------------------------------------------------------------
   Federated Global Allocation             Seeks to provide relative safety of        Federated Global Investment
     Fund -- Class A                       capital with the possibility of long-term  Management Corp.
                                           growth of capital and income.              Sub-advised by Federated
                                           Consideration is also given to current     Investment Management Company
                                           income.

--------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond              Seeks high current income.                 Federated Investment Management
     Fund -- Class A                                                                  Company

--------------------------------------------------------------------------------------------------------------------------
   Federated International Leaders         To provide long-term growth of capital     Federated Global Investment
     Fund -- Class A                                                                  Management Corp.

--------------------------------------------------------------------------------------------------------------------------
   Federated Kaufmann Fund --              To provide capital appreciation            Federated Equity Management
     Class R                                                                          Company of Pennsylvania
                                                                                      Sub-advised by Federated Global
                                                                                      Investment Management Corp

--------------------------------------------------------------------------------------------------------------------------
   Federated MDT Mid Cap Growth            Appreciation of capital                    Federated MDTA LLC
     Strategies Fund -- Class A

--------------------------------------------------------------------------------------------------------------------------
   Federated Total Return Bond             To provide total return                    Federated Investment Management
     Fund -- Class A                                                                  Company

--------------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Leveraged           Seeks capital appreciation                 Fidelity Management & Research
     Company Stock Fund -- Class T                                                    Company

--------------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Stock Selector All  Seeks capital appreciation                 Fidelity Management & Research
     Cap Fund -- Class T                                                              Company

--------------------------------------------------------------------------------------------------------------------------
   Franklin Conservative Allocation        The highest level of long-term total       Franklin Advisers, Inc.
     Fund -- Class A                       return that is consistent with an
                                           acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON CONSERVATIVE ALLOCATION FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Franklin Growth Allocation              The highest level of long-term total       Franklin Advisers, Inc.
     Fund -- Class A                       return that is consistent with an
                                           acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON GROWTH ALLOCATION FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Franklin High Income Fund --            To earn a high level of current income.    Franklin Templeton Investments
     Class A                               Its secondary goal is capital              Corp.
                                           appreciation to the extent it is possible
                                           and consistent with the Fund's principal
                                           goal.

--------------------------------------------------------------------------------------------------------------------------
   Franklin Income Fund -- Class A         To maximize income while maintaining       Franklin Advisers, Inc.
                                           prospects for capital appreciation.

--------------------------------------------------------------------------------------------------------------------------
   Franklin Moderate Allocation            The highest level of long-term total       Franklin Advisers, Inc.
     Fund -- Class A                       return that is consistent with an
                                           acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON MODERATE ALLOCATION FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Beacon Fund --          Capital appreciation, which may            Franklin Mutual Advisers, LLC
     Class A                               occasionally be short term. The
                                           secondary goal is income.

        FORMERLY MUTUAL BEACON FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                  INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                          ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Global Discovery      Seeks capital appreciation                  Franklin Mutual Advisers, LLC
     Fund -- Class A

        FORMERLY MUTUAL GLOBAL DISCOVERY FUND -- CLASS A
-------------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income Fund --     To earn a high level of current income.     Franklin Advisers, Inc.
     Class A                             A secondary goal is capital appreciation
                                         over the long-term.

-------------------------------------------------------------------------------------------------------------------------
   Franklin U.S. Government              Income                                      Franklin Advisers, Inc.
     Securities Fund -- Class A

-------------------------------------------------------------------------------------------------------------------------
   George Putnam Balanced Fund --        A balanced investment composed of a         Putnam Investment Management,
     Class A                             well diversified portfolio of stocks and    LLC
                                         bonds which produce both capital
                                         growth and current income.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth          Seeks long-term growth of capital.          Goldman Sachs Asset Management,
     Fund -- Class A                                                                 L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Core Fixed              Seeks a total return consisting of capital  Goldman Sachs Asset Management,
     Income Fund -- Class A              appreciation and income that exceeds        L.P.
                                         the total return of the Barclays Capital
                                         U.S. Aggregate Bond Index.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Focused                 Seeks long-term capital appreciation.       Goldman Sachs Asset Management,
     International Equity Fund --                                                    L.P.
     Class A

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Government              Seeks a high level of current income,       Goldman Sachs Asset Management,
     Income Fund -- Class A              consistent with safety of principal.        L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Growth and              Seeks long-term capital appreciation        Goldman Sachs Asset Management,
     Income Fund -- Class A              and growth of income.                       L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Growth                  Seeks long-term growth of capital.          Goldman Sachs Asset Management,
     Opportunities Fund -- Class A                                                   L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Yield Fund --      Seeks a high level of current income        Goldman Sachs Asset Management,
     Class A                             and may also consider the potential for     L.P.
                                         capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Income Builder          Seeks to provide income and capital         Goldman Sachs Asset Management,
     Fund -- Class A                     appreciation.                               L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Large Cap Value         Seeks long-term capital appreciation.       Goldman Sachs Asset Management,
     Fund -- Class A                                                                 L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value           Seeks long-term capital appreciation.       Goldman Sachs Asset Management,
     Fund -- Class A                                                                 L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Small Cap Value         Seeks long-term capital appreciation.       Goldman Sachs Asset Management,
     Fund -- Class A                                                                 L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Strategic Growth        Seeks long-term capital growth.             Goldman Sachs Asset Management,
     Fund -- Class A                                                                 L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs U.S. Equity Insights    Seeks long-term growth of capital and       Goldman Sachs Asset Management,
     Fund -- Class A                     dividend income.                            L.P.

-------------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation         Seeks growth of capital.                    Hartford Funds Management
     Fund -- Class R5                                                                Company, LLC
                                                                                     Sub-advised by Wellington
                                                                                     Management Company, LLP

        FORMERLY THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
-------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
   Hartford Conservative Allocation      Seeks current income and long-term        Hartford Funds Management
     Fund -- Class R5                    capital appreciation.                     Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
--------------------------------------------------------------------------------------------------------------------
   Hartford Growth Allocation            Seeks long-term capital appreciation.     Hartford Funds Management
     Fund -- Class R5                                                              Company, LLC

        FORMERLY THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
--------------------------------------------------------------------------------------------------------------------
   Hartford High Yield Fund --           Seeks to provide high current income,     Hartford Funds Management
     Class R4                            and long-term total return                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HIGH YIELD FUND -- CLASS R4
--------------------------------------------------------------------------------------------------------------------
   Hartford Moderate Allocation          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R5                    and income.                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED ALLOCATION FUND -- CLASS R5
--------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond            Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class R5                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
--------------------------------------------------------------------------------------------------------------------
   Invesco American Franchise            Seeks long-term capital appreciation.     Invesco Advisers, Inc.
     Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   Invesco Comstock Fund --              Seeks capital growth and income.          Invesco Advisers, Inc.
     Class A

--------------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income             Seeks current income and secondly         Invesco Advisers, Inc.
     Fund -- Class A                     capital appreciation.

--------------------------------------------------------------------------------------------------------------------
   Invesco Global Core Equity            Seeks long-term growth of capital.        Invesco Advisers, Inc.
     Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   Invesco Growth and Income             Seeks income and long-term growth of      Invesco Advisers, Inc.
     Fund -- Class A                     capital.

--------------------------------------------------------------------------------------------------------------------
   Invesco Mid Cap Growth Fund --        Seeks capital growth.                     Invesco Advisers, Inc.
     Class A

--------------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Discovery           Seeks capital appreciation.               Invesco Advisers, Inc.
     Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   Invesco U.S. Mortgage Fund --         Seeks to provide a high level of current  Invesco Advisers, Inc.
     Class A                             income, with liquidity and safety of
                                         principal.

--------------------------------------------------------------------------------------------------------------------
   Ivy Science & Technology Fund --      To seek to provide growth of capital.     Ivy Investment Management
     Class Y                                                                       Company

--------------------------------------------------------------------------------------------------------------------
   Janus Enterprise Fund -- Class S      Seeks long-term growth of capital         Janus Capital Management LLC

--------------------------------------------------------------------------------------------------------------------
   JPMorgan Large Cap Growth             Seeks long-term capital appreciation.     JPMorgan Investment Advisors
     Fund -- Class A

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Growth Fund              Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Value Fund               Capital appreciation                      Luther King Capital Management
                                                                                   Corporation

--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Affiliated Fund,          Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
     Inc. -- Class P                     income without excessive fluctuations
                                         in market value.

-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Bond-Debenture            Seeks high current income and the         Lord, Abbett & Co. LLC
     Fund, Inc. -- Class P               opportunity for capital appreciation to
                                         produce a high total return.

-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Calibrated Dividend       Seeks current income and capital          Lord, Abbett & Co. LLC
     Growth Fund -- Class P              appreciation.

-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Developing Growth         Seeks long-term growth of capital         Lord, Abbett & Co. LLC
     Fund -- Class P                     through a diversified and actively
                                         managed portfolio consisting of
                                         developing growth companies, many of
                                         which are traded over the counter.

-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Fundamental Equity        Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
     Fund -- Class P                     income without excessive fluctuations
                                         in market value.

-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Growth                    Seeks capital appreciation.               Lord, Abbett & Co. LLC
     Opportunities Fund -- Class P

-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Total Return Fund --      Seeks income and capital appreciation     Lord, Abbett & Co. LLC
     Class P                             to produce a high total return.

-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Value Opportunities       Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Fund -- Class P

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2010       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2015       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2020       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2025       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2030       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2035       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2040       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2045       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2050       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) 2055       Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Fund -- Class R4                    return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class R4         return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Government Securities          Seeks total return with an emphasis on    MFS Investment Management
     Fund -- Class R3                    current income, but also considering
                                         capital appreciation

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Research International         Seeks capital appreciation                MFS Investment Management
     Fund -- Class R3

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Fund -- Class R3         Seeks capital appreciation                MFS Investment Management

-----------------------------------------------------------------------------------------------------------------------
   MSIF Opportunity Portfolio --         Seeks long-term capital appreciation      Morgan Stanley Investment
     Class A                                                                       Management Inc.

-----------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by      Neuberger Berman Management
     Responsive Fund -- Class A          investing primarily in securities of      LLC
                                         companies that meet the Fund's            Sub-advised by Neuberger Berman
                                         financial criteria and social policy      LLC

-----------------------------------------------------------------------------------------------------------------------
   Nuveen Santa Barbara Dividend         To seek an attractive total return        Nuveen Fund Advisors
     Growth Fund -- Class A              comprised of income from dividends        Sub-advised by Santa Barbara Asset
                                         and long-term capital appreciation.       Management, LLC

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Equity Income             Provide total return potential by         OFI Global Asset Management, Inc.
     Fund -- Class A                     investing in dividend-paying stocks.      Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Strategic          Seeks total return                        OFI Global Asset Management, Inc.
     Income Fund -- Class A                                                        Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Bond        Seeks total return                        OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer International             The Fund seeks to achieve high total      OFI Global Asset Management, Inc.
     Diversified Fund -- Class A         return through both capital               Sub-advised by OppenheimerFunds,
                                         appreciation and income.                  Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street               Seeks capital appreciation                OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                            Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Mid           Seeks capital appreciation.               OFI Global Asset Management, Inc.
     Cap Fund(R) -- Class A                                                        Sub-advised by OppenheimerFunds,
                                                                                   Inc.

        FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID- CAP FUND(R) -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Real Estate Fund --       Seeks total return                        OFI Global Asset Management, Inc.
     Class A                                                                       Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Rising Dividends          Seeks total return                        OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return III Fund --        Seeks maximum total return,               Pacific Investment Management
     Class Admin                         consistent with preservation of capital   Company LLC
                                         and prudent investment management

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Emerging Markets              Long-term capital growth                  Pioneer Investment Management,
     Fund -- Class A                                                               Inc.

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Fundamental Growth            Long-term capital growth                  Pioneer Investment Management,
     Fund -- Class A                                                               Inc.

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Mid Cap Value Fund --         Capital appreciation by investing in a    Pioneer Investment Management,
     Class A                             diversified portfolio of securities       Inc.
                                         consisting primarily of common stocks

-----------------------------------------------------------------------------------------------------------------------
   Pioneer Select Mid Cap Growth         Long-term capital growth                  Pioneer Investment Management,
     Fund -- Class A                                                               Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/1/2009.
-----------------------------------------------------------------------------------------------------------------------
   Pioneer Strategic Income Fund --      A high level of current income            Pioneer Investment Management,
     Class A                                                                       Inc.

-----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Natural           Long-term growth of capital               Prudential Investments LLC
     Resources Fund, Inc. -- Class A                                               Sub-advised by Jennison Associates
                                                                                   LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam Equity Income Fund --          Capital growth and current income         Putnam Investment Management,
     Class A                                                                       LLC

-----------------------------------------------------------------------------------------------------------------------
   Putnam High Yield Advantage           High current income. Capital growth is    Putnam Investment Management,
     Fund -- Class A                     a secondary goal when consistent with     LLC
                                         achieving high current income.

-----------------------------------------------------------------------------------------------------------------------
   Putnam International Capital          Long-term capital appreciation            Putnam Investment Management,
     Opportunities Fund -- Class A                                                 LLC

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   Putnam International Equity           Capital appreciation                       Putnam Investment Management,
     Fund -- Class A                                                                LLC
                                                                                    Sub-advised by Putnam Advisory
                                                                                    Company, LLC

----------------------------------------------------------------------------------------------------------------------
   Putnam Investors Fund -- Class A      Long-term growth of capital and any        Putnam Investment Management,
                                         increased income that results from this    LLC
                                         growth.

----------------------------------------------------------------------------------------------------------------------
   Putnam Multi-Cap Growth               Long-term capital appreciation             Putnam Investment Management,
     Fund -- Class A                                                                LLC

----------------------------------------------------------------------------------------------------------------------
   Putnam Research Fund -- Class A       Capital appreciation                       Putnam Investment Management,
                                                                                    LLC
                                                                                    Sub-advised by Putnam Advisory
                                                                                    Company, LLC

----------------------------------------------------------------------------------------------------------------------
   Putnam Voyager Fund -- Class A        Capital appreciation                       Putnam Investment Management,
                                                                                    LLC

----------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Fund --             Long-term capital growth.                  Templeton Global Advisors Limited
     Class A

----------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond Fund --         Current income with capital                Franklin Advisers, Inc.
     Class A                             appreciation and growth of income.

----------------------------------------------------------------------------------------------------------------------
   Templeton Growth Fund, Inc. --        Long-term capital growth.                  Templeton Global Advisors Limited
     Class A

----------------------------------------------------------------------------------------------------------------------
   The Putnam Fund for Growth and        Capital growth and current income          Putnam Investment Management,
     Income -- Class A                                                              LLC

----------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Bond Index Fund --          Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly from current income, by
                                         primarily investing in a portfolio of
                                         fixed-income securities that is designed
                                         to produce a return that corresponds
                                         with the total return of the U.S.
                                         investment-grade bond market based
                                         on a broad bond index.

----------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Equity Index Fund --        Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities selected
                                         to track the overall U.S. equity markets
                                         based on a market index.

----------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Growth            Seeks a favorable long-term total          Teachers Advisors, Inc.
     Index Fund -- Retirement Class      return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic growth companies based on
                                         a market index.

----------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Value Index       Seeks a favorable long-term total          Teachers Advisors, Inc.
     Fund -- Retirement Class            return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic value companies based on a
                                         market index.

----------------------------------------------------------------------------------------------------------------------
   Timothy Plan Large/Mid-Cap Value      Long-term growth of capital, with          Timothy Partners, Ltd
     Fund -- Class A                     secondary objective of current income.     Sub-advised by Westwood
                                                                                    Management Corp

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Equity Income           Seeks a high level of dividend income     T. Rowe Price Associates, Inc.
     Fund -- Class R                     and long-term capital growth primarily
                                         through investments in stocks.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Growth Stock Fund,      Seeks long-term capital growth            T. Rowe Price Associates, Inc.
     Inc. -- Class R                     through investments in stocks.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2010         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2020         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2030         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2040         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2050         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

-------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement              Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Balanced Fund -- R Class            time consistent with an emphasis on
                                         both capital growth and income.

        FORMERLY T. ROWE PRICE RETIREMENT INCOME FUND -- R CLASS
-------------------------------------------------------------------------------------------------------------------
   Victory Sycamore Small Company        Provide capital appreciation              Victory Capital Management Inc.
     Opportunity Fund -- Class A

        FORMERLY VICTORY SMALL COMPANY OPPORTUNITY FUND -- CLASS A
-------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
-------------------------------------------------------------------------------------------------------------------
ALGER INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------------------------------------------
   Alger Small Cap Growth                Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Institutional Fund -- Class I

-------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
-------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities         Seeks capital appreciation.               Hartford Funds Management
     HLS Fund -- Class IB                                                          Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

-------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IB                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

-------------------------------------------------------------------------------------------------------------------
   Hartford Disciplined Equity HLS       Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
-------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth          Seeks a high level of current income      Hartford Funds Management
     HLS Fund -- Class IB                consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Global Growth HLS            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
---------------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital.        Hartford Funds Management
     Opportunities HLS Fund --                                                     Company, LLC
     Class IB                                                                      Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital                   Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital         Hartford Funds Management
     Class IB                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IB                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2010.
---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund --               Seeks to provide investment results       Hartford Investment Management
     Class IB                            which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------



      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


      For Example:


           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.



           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.

      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.



      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.




                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      -  the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      -  other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                              CONTINGENT DEFERRED
                                                                                                               SALES CHARGE AS A
                                                                                                                 PERCENTAGE OF
                                                                                                              PARTICIPANT ACCOUNT
PARTICIPANT'S CONTRACT YEARS                                                                                   VALUE SURRENDERED
---------------------------------------------------------------------------------------------------------    --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      -  death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      -  severance from employment with the Employer,

      -  attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................            1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina,Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.


      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.


      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.


      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING

PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX
CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.


      The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").

      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.


      Upon suspension of all other contracts, Hartford will not accept future contributions.


ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.


      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
APPENDIX I -- ACCUMULATION UNIT VALUES.......................................................................    APP I-1
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.846  $  12.339  $ 10.504   $ 11.525
Accumulation unit value at end of period..................................  $ 18.206  $  16.846  $ 12.339   $ 10.504
Number of accumulation units outstanding at end of period (in thousands)..        23         22        22         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.146  $  11.914  $ 10.219   $ 11.297
Accumulation unit value at end of period..................................  $ 17.319  $  16.146  $ 11.914   $ 10.219
Number of accumulation units outstanding at end of period (in thousands)..        16         17        18         20
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.132  $   7.503  $  6.565   $  6.873
Accumulation unit value at end of period..................................  $ 11.247  $  10.132  $  7.503   $  6.565
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.639  $   7.192  $  6.340   $  6.687
Accumulation unit value at end of period..................................  $ 10.621  $   9.639  $  7.192   $  6.340
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.472  $   9.744  $  8.595   $  8.380
Accumulation unit value at end of period..................................  $ 13.607  $  12.472  $  9.744   $  8.595
Number of accumulation units outstanding at end of period (in thousands)..       135        136       103         71
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.953  $   9.409  $  8.362   $  8.214
Accumulation unit value at end of period..................................  $ 12.944  $  11.953  $  9.409   $  8.362
Number of accumulation units outstanding at end of period (in thousands)..       119        112       108        102
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.204  $  12.379  $ 11.276   $ 11.098
Accumulation unit value at end of period..................................  $ 16.380  $  16.204  $ 12.379   $ 11.276
Number of accumulation units outstanding at end of period (in thousands)..        35         36        43         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.529  $  11.953  $ 10.970   $ 10.878
Accumulation unit value at end of period..................................  $ 15.581  $  15.529  $ 11.953   $ 10.970
Number of accumulation units outstanding at end of period (in thousands)..        13         19        22         29
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.840  $  10.937  $  9.526   $  9.574
Accumulation unit value at end of period..................................  $ 16.501  $  14.840  $ 10.937   $  9.526
Number of accumulation units outstanding at end of period (in thousands)..        43         31        10         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.457  $  12.219  $ 10.723   $ 10.858
Accumulation unit value at end of period..................................  $ 18.162  $  16.457  $ 12.219   $ 10.723
Number of accumulation units outstanding at end of period (in thousands)..        50         40        45         39
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.011  $  11.606  $ 10.247   $  9.950
Accumulation unit value at end of period..................................  $ 15.128  $  14.011  $ 11.606   $ 10.247
Number of accumulation units outstanding at end of period (in thousands)..       120        109       123        104
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.342  $  12.804  $ 11.389   $ 11.143
Accumulation unit value at end of period..................................  $ 16.441  $  15.342  $ 12.804   $ 11.389
Number of accumulation units outstanding at end of period (in thousands)..       159        177       193        195

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.470  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.574  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.678  $  7.062   $ 11.503  $  10.876
Accumulation unit value at end of period..................................  $ 10.858  $  9.678   $  7.062  $  11.503
Number of accumulation units outstanding at end of period (in thousands)..        24        33         13          2
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.878  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.950  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        37         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.017  $  8.401   $ 11.486  $  10.949
Accumulation unit value at end of period..................................  $ 11.143  $ 10.017   $  8.401  $  11.486
Number of accumulation units outstanding at end of period (in thousands)..       210       218         32          4


                                   APP I-2

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.240  $  10.436  $  9.372   $  9.019
Accumulation unit value at end of period..................................  $ 14.780  $  13.240  $ 10.436   $  9.372
Number of accumulation units outstanding at end of period (in thousands)..         5         10        15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.335  $  12.178  $ 11.020   $ 10.684
Accumulation unit value at end of period..................................  $ 16.991  $  15.335  $ 12.178   $ 11.020
Number of accumulation units outstanding at end of period (in thousands)..        79         71        64         48
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.769  $  10.330  $  9.318   $  9.139
Accumulation unit value at end of period..................................  $ 12.439  $  11.769  $ 10.330   $  9.318
Number of accumulation units outstanding at end of period (in thousands)..       250        178       340        312
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.853  $  12.250  $ 11.133   $ 11.002
Accumulation unit value at end of period..................................  $ 14.532  $  13.853  $ 12.250   $ 11.133
Number of accumulation units outstanding at end of period (in thousands)..       365        386       439        461
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 23.012  $  19.307  $ 16.321   $ 19.041
Accumulation unit value at end of period..................................  $ 22.229  $  23.012  $ 19.307   $ 16.321
Number of accumulation units outstanding at end of period (in thousands)..       133        179       133        114
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 20.951  $  17.710  $ 15.084   $ 17.730
Accumulation unit value at end of period..................................  $ 20.088  $  20.951  $ 17.710   $ 15.084
Number of accumulation units outstanding at end of period (in thousands)..       165        167       188        178
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.417  $  10.286  $  8.852   $  9.099
Accumulation unit value at end of period..................................  $ 14.493  $  13.417  $ 10.286   $  8.852
Number of accumulation units outstanding at end of period (in thousands)..       322        362       360        312
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.837  $  12.233  $ 10.607   $ 10.984
Accumulation unit value at end of period..................................  $ 16.979  $  15.837  $ 12.233   $ 10.607
Number of accumulation units outstanding at end of period (in thousands)..       187        206       261        274

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.081  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.019  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.645  $  7.839   $ 11.388  $  11.206
Accumulation unit value at end of period..................................  $ 10.684  $  9.645   $  7.839  $  11.388
Number of accumulation units outstanding at end of period (in thousands)..        37        46          9          1
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.452  $  7.092   $ 10.241  $  10.000
Accumulation unit value at end of period..................................  $  9.139  $  8.452   $  7.092  $  10.241
Number of accumulation units outstanding at end of period (in thousands)..       229       194        147         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.252  $  8.667   $ 12.609  $  11.580
Accumulation unit value at end of period..................................  $ 11.002  $ 10.252   $  8.667  $  12.609
Number of accumulation units outstanding at end of period (in thousands)..       444       410        154        161
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.544  $ 12.711   $ 21.547  $  20.238
Accumulation unit value at end of period..................................  $ 19.041  $ 17.544   $ 12.711  $  21.547
Number of accumulation units outstanding at end of period (in thousands)..       100        52         44         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.460  $ 12.015   $ 20.521  $  17.524
Accumulation unit value at end of period..................................  $ 17.730  $ 16.460   $ 12.015  $  20.521
Number of accumulation units outstanding at end of period (in thousands)..       163       136         52         31
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.043  $  6.081   $ 10.168  $  10.000
Accumulation unit value at end of period..................................  $  9.099  $  8.043   $  6.081  $  10.168
Number of accumulation units outstanding at end of period (in thousands)..       167       139         79          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.783  $  7.452   $ 12.555  $  11.234
Accumulation unit value at end of period..................................  $ 10.984  $  9.783   $  7.452  $  12.555
Number of accumulation units outstanding at end of period (in thousands)..       285       246         43         29


                                   APP I-3

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.737  $  10.920  $  9.116   $  9.951
Accumulation unit value at end of period..................................  $ 14.058  $  13.737  $ 10.920   $  9.116
Number of accumulation units outstanding at end of period (in thousands)..       110         99        84         69
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.547  $  13.253  $ 11.146   $ 12.259
Accumulation unit value at end of period..................................  $ 16.807  $  16.547  $ 13.253   $ 11.146
Number of accumulation units outstanding at end of period (in thousands)..        92        106       100        100
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.537  $   9.771  $  8.076   $  9.506
Accumulation unit value at end of period..................................  $ 12.660  $  12.537  $  9.771   $  8.076
Number of accumulation units outstanding at end of period (in thousands)..        32         27        13          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.121  $  12.659  $ 10.542   $ 12.501
Accumulation unit value at end of period..................................  $ 16.157  $  16.121  $ 12.659   $ 10.542
Number of accumulation units outstanding at end of period (in thousands)..        14         16        16         16
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.490  $  11.819  $ 11.253   $ 10.654
Accumulation unit value at end of period..................................  $ 12.029  $  11.490  $ 11.819   $ 11.253
Number of accumulation units outstanding at end of period (in thousands)..       115         87       102         94
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.520  $  11.939  $ 11.453   $ 10.925
Accumulation unit value at end of period..................................  $ 11.970  $  11.520  $ 11.939   $ 11.453
Number of accumulation units outstanding at end of period (in thousands)..       127        154       173        187
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.468  $  14.664  $ 12.261   $ 12.991
Accumulation unit value at end of period..................................  $ 21.103  $  19.468  $ 14.664   $ 12.261
Number of accumulation units outstanding at end of period (in thousands)..       309        282       343        374
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.725  $  13.451  $ 11.332   $ 12.097
Accumulation unit value at end of period..................................  $ 19.070  $  17.725  $ 13.451   $ 11.332
Number of accumulation units outstanding at end of period (in thousands)..       388        443       520        495

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.901  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.951  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        54         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.048  $  8.161   $ 13.342  $  11.684
Accumulation unit value at end of period..................................  $ 12.259  $ 11.048   $  8.161  $  13.342
Number of accumulation units outstanding at end of period (in thousands)..        82        67         14          1
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.672  $  5.036   $ 10.038  $  10.000
Accumulation unit value at end of period..................................  $  9.506  $  7.672   $  5.036  $  10.038
Number of accumulation units outstanding at end of period (in thousands)..        28        26         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.166  $  6.723   $ 13.502  $  11.715
Accumulation unit value at end of period..................................  $ 12.501  $ 10.166   $  6.723  $  13.502
Number of accumulation units outstanding at end of period (in thousands)..        16        19          5         14
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.012  $  8.783   $ 10.094  $  10.000
Accumulation unit value at end of period..................................  $ 10.654  $ 10.012   $  8.783  $  10.094
Number of accumulation units outstanding at end of period (in thousands)..        66        56         35          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.344  $  9.142   $ 10.586  $  10.405
Accumulation unit value at end of period..................................  $ 10.925  $ 10.344   $  9.142  $  10.586
Number of accumulation units outstanding at end of period (in thousands)..       202       211         59         34
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.662  $  8.739   $ 14.453  $  14.412
Accumulation unit value at end of period..................................  $ 12.991  $ 11.662   $  8.739  $  14.453
Number of accumulation units outstanding at end of period (in thousands)..       375       204        109         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.941  $  8.260   $ 13.765  $  12.603
Accumulation unit value at end of period..................................  $ 12.097  $ 10.941   $  8.260  $  13.765
Number of accumulation units outstanding at end of period (in thousands)..       492       482        190        106


                                   APP I-4

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.619  $  10.769  $  9.699   $  9.267
Accumulation unit value at end of period..................................  $ 13.562  $  12.619  $ 10.769   $  9.699
Number of accumulation units outstanding at end of period (in thousands)..       392        303       287        245
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.521  $  12.486  $ 11.330   $ 10.906
Accumulation unit value at end of period..................................  $ 15.491  $  14.521  $ 12.486   $ 11.330
Number of accumulation units outstanding at end of period (in thousands)..       134        154       164        175
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.855  $   9.792  $  8.543   $  8.771
Accumulation unit value at end of period..................................  $ 14.285  $  12.855  $  9.792   $  8.543
Number of accumulation units outstanding at end of period (in thousands)..       140         69        89         79
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.593  $  11.199  $  9.844   $ 10.183
Accumulation unit value at end of period..................................  $ 16.095  $  14.593  $ 11.199   $  9.844
Number of accumulation units outstanding at end of period (in thousands)..       166        174       180        156
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.681  $  11.024  $  8.965   $  9.579
Accumulation unit value at end of period..................................  $ 16.261  $  15.681  $ 11.024   $  8.965
Number of accumulation units outstanding at end of period (in thousands)..        34         32        27         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.695  $  13.241  $ 10.849   $ 11.680
Accumulation unit value at end of period..................................  $ 19.241  $  18.695  $ 13.241   $ 10.849
Number of accumulation units outstanding at end of period (in thousands)..        29         29        26         24
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.965  $   9.911  $  8.887   $  8.373
Accumulation unit value at end of period..................................  $ 14.297  $  12.965  $  9.911   $  8.887
Number of accumulation units outstanding at end of period (in thousands)..        26         18        60         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.039  $  11.584  $ 10.465   $  9.933
Accumulation unit value at end of period..................................  $ 16.460  $  15.039  $ 11.584   $ 10.465
Number of accumulation units outstanding at end of period (in thousands)..        74         88        97         85

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.345  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.267  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..       105         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.896  $  8.080   $ 11.568  $  11.329
Accumulation unit value at end of period..................................  $ 10.906  $  9.896   $  8.080  $  11.568
Number of accumulation units outstanding at end of period (in thousands)..       156       162         33         14
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.978  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.771  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        69         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.332  $  7.457   $ 11.607  $  11.137
Accumulation unit value at end of period..................................  $ 10.183  $  9.332   $  7.457  $  11.607
Number of accumulation units outstanding at end of period (in thousands)..       143       129         25         14
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.518  $  5.915   $ 10.253  $  10.000
Accumulation unit value at end of period..................................  $  9.579  $  8.518   $  5.915  $  10.253
Number of accumulation units outstanding at end of period (in thousands)..        31        26         19         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.464  $  7.321   $ 12.787  $  12.690
Accumulation unit value at end of period..................................  $ 11.680  $ 10.464   $  7.321  $  12.787
Number of accumulation units outstanding at end of period (in thousands)..        19        19          5          8
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.449  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.373  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.904  $  7.601   $ 11.544  $  12.293
Accumulation unit value at end of period..................................  $  9.933  $  8.904   $  7.601  $  11.544
Number of accumulation units outstanding at end of period (in thousands)..        96        93         36          2


                                   APP I-5

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.728  $  14.314  $ 12.541   $ 12.537
Accumulation unit value at end of period..................................  $ 20.033  $  18.728  $ 14.314   $ 12.541
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.196  $  14.012  $ 12.369   $ 12.458
Accumulation unit value at end of period..................................  $ 19.319  $  18.196  $ 14.012   $ 12.369
Number of accumulation units outstanding at end of period (in thousands)..         7          6         4          3
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.378  $  12.220  $ 11.829   $ 11.737
Accumulation unit value at end of period..................................  $ 14.078  $  15.378  $ 12.220   $ 11.829
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.941  $  11.962  $ 11.667   $ 11.663
Accumulation unit value at end of period..................................  $ 13.575  $  14.941  $ 11.962   $ 11.667
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.947  $  13.475  $ 11.891   $ 11.422
Accumulation unit value at end of period..................................  $ 19.515  $  17.947  $ 13.475   $ 11.891
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.437  $  13.191  $ 11.728   $ 11.350
Accumulation unit value at end of period..................................  $ 18.819  $  17.437  $ 13.191   $ 11.728
Number of accumulation units outstanding at end of period (in thousands)..         5          3         5          4
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.919  $  10.861  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.937  $  12.919  $ 10.861   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.730  $  10.783  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.652  $  12.730  $ 10.783   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-6

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.855  $  12.004  $ 11.106   $ 10.875
Accumulation unit value at end of period..................................  $ 12.371  $  11.855  $ 12.004   $ 11.106
Number of accumulation units outstanding at end of period (in thousands)..        15         13         6         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.361  $  11.591  $ 10.805   $ 10.660
Accumulation unit value at end of period..................................  $ 11.768  $  11.361  $ 11.591   $ 10.805
Number of accumulation units outstanding at end of period (in thousands)..        19         19        35         37
CLEARBRIDGE AGGRESSIVE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.627  $  10.867  $  9.216   $  9.135
Accumulation unit value at end of period..................................  $ 17.819  $  15.627  $ 10.867   $  9.216
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.868  $  10.417  $  8.901   $  8.889
Accumulation unit value at end of period..................................  $ 16.826  $  14.868  $ 10.417   $  8.901
Number of accumulation units outstanding at end of period (in thousands)..         -          2         2          2
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.269  $  12.656  $ 10.706   $ 10.698
Accumulation unit value at end of period..................................  $ 18.773  $  18.269  $ 12.656   $ 10.706
Number of accumulation units outstanding at end of period (in thousands)..        21         16         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.382  $  12.132  $ 10.340   $ 10.410
Accumulation unit value at end of period..................................  $ 17.728  $  17.382  $ 12.132   $ 10.340
Number of accumulation units outstanding at end of period (in thousands)..         2          3         4          3
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.198  $  11.786  $ 10.220   $ 10.616
Accumulation unit value at end of period..................................  $ 18.307  $  16.198  $ 11.786   $ 10.220
Number of accumulation units outstanding at end of period (in thousands)..         -          0         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.905  $  10.927  $  9.546   $  9.991
Accumulation unit value at end of period..................................  $ 16.720  $  14.905  $ 10.927   $  9.546
Number of accumulation units outstanding at end of period (in thousands)..         5          5         5          4

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
CLEARBRIDGE AGGRESSIVE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                   APP I-7

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.058  $   9.241  $  8.091   $  8.606
Accumulation unit value at end of period..................................  $ 13.415  $  12.058  $  9.241   $  8.091
Number of accumulation units outstanding at end of period (in thousands)..         3          3         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.472  $   8.858  $  7.814   $  8.374
Accumulation unit value at end of period..................................  $ 12.668  $  11.472  $  8.858   $  7.814
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          1
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.011  $   9.675  $  8.347   $  8.764
Accumulation unit value at end of period..................................  $ 14.498  $  13.011  $  9.675   $  8.347
Number of accumulation units outstanding at end of period (in thousands)..         6         10        20         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.381  $   9.276  $  8.063   $  8.530
Accumulation unit value at end of period..................................  $ 13.694  $  12.381  $  9.276   $  8.063
Number of accumulation units outstanding at end of period (in thousands)..        14         22        27         22
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.133  $  11.176  $  9.616   $ 10.544
Accumulation unit value at end of period..................................  $ 15.554  $  15.133  $ 11.176   $  9.616
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.397  $  10.713  $  9.286   $ 10.260
Accumulation unit value at end of period..................................  $ 14.687  $  14.397  $ 10.713   $  9.286
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.947  $  11.886  $ 11.087   $ 11.988
Accumulation unit value at end of period..................................  $ 18.547  $  14.947  $ 11.886   $ 11.087
Number of accumulation units outstanding at end of period (in thousands)..         -          -         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.220  $  11.393  $ 10.708   $ 11.665
Accumulation unit value at end of period..................................  $ 17.514  $  14.220  $ 11.393   $ 10.708
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          5

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-8

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.260  $   9.864  $  8.390   $  9.207
Accumulation unit value at end of period..................................  $ 14.084  $  13.260  $  9.864   $  8.390
Number of accumulation units outstanding at end of period (in thousands)..         5         14        10          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.615  $   9.455  $  8.103   $  8.959
Accumulation unit value at end of period..................................  $ 13.299  $  12.615  $  9.455   $  8.103
Number of accumulation units outstanding at end of period (in thousands)..        15         14        19         18
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.620  $   8.930  $  8.001   $  8.344
Accumulation unit value at end of period..................................  $ 13.474  $  12.620  $  8.930   $  8.001
Number of accumulation units outstanding at end of period (in thousands)..         3          2         2          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.023  $   9.997  $  9.024   $  9.482
Accumulation unit value at end of period..................................  $ 14.861  $  14.023  $  9.997   $  9.024
Number of accumulation units outstanding at end of period (in thousands)..         1          1         4          4
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.404  $  10.601  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.881  $  10.404  $ 10.601   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.251  $  10.525  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.642  $  10.251  $ 10.525   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          6         0          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.033  $  11.551  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.724  $  11.033  $ 11.551   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.871  $  11.468  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.444  $  10.871  $ 11.468   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.360  $  5.108   $  9.286  $  10.000
Accumulation unit value at end of period..................................  $  8.344  $  7.360   $  5.108  $   9.286
Number of accumulation units outstanding at end of period (in thousands)..         2         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.428  $  5.893   $ 10.794  $  11.087
Accumulation unit value at end of period..................................  $  9.482  $  8.428   $  5.893  $  10.794
Number of accumulation units outstanding at end of period (in thousands)..         8         5          2          1
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-9

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.105  $  12.490  $ 12.105   $ 11.324
Accumulation unit value at end of period..................................  $ 12.715  $  12.105  $ 12.490   $ 12.105
Number of accumulation units outstanding at end of period (in thousands)..        91         72        59         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.601  $  12.060  $ 11.776   $ 11.099
Accumulation unit value at end of period..................................  $ 12.095  $  11.601  $ 12.060   $ 11.776
Number of accumulation units outstanding at end of period (in thousands)..        97         88        93         79
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.859  $  15.021  $ 12.881   $ 13.236
Accumulation unit value at end of period..................................  $ 21.611  $  19.859  $ 15.021   $ 12.881
Number of accumulation units outstanding at end of period (in thousands)..        56         57        51         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.638  $  14.204  $ 12.272   $ 12.706
Accumulation unit value at end of period..................................  $ 20.132  $  18.638  $ 14.204   $ 12.272
Number of accumulation units outstanding at end of period (in thousands)..        39         37        40         34
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.355  $  10.950  $  9.532   $  9.424
Accumulation unit value at end of period..................................  $ 16.161  $  14.355  $ 10.950   $  9.532
Number of accumulation units outstanding at end of period (in thousands)..       148        119       111        147
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.758  $  10.573  $  9.273   $  9.237
Accumulation unit value at end of period..................................  $ 15.373  $  13.758  $ 10.573   $  9.273
Number of accumulation units outstanding at end of period (in thousands)..       123         95        99         85
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 20.055  $  14.319  $ 12.404   $ 12.365
Accumulation unit value at end of period..................................  $ 21.034  $  20.055  $ 14.319   $ 12.404
Number of accumulation units outstanding at end of period (in thousands)..        32         29        30         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.823  $  13.540  $ 11.818   $ 11.869
Accumulation unit value at end of period..................................  $ 19.594  $  18.823  $ 13.540   $ 11.818
Number of accumulation units outstanding at end of period (in thousands)..        29         23        20         24

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-10

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.911  $  11.041  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.564  $  14.911  $ 11.041   $      -
Number of accumulation units outstanding at end of period (in thousands)..         8          6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.693  $  10.962  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.222  $  14.693  $ 10.962   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6          4         1          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.237  $  10.882  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.157  $  14.237  $ 10.882   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.029  $  10.803  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.824  $  14.029  $ 10.803   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.190  $  13.768  $ 12.083   $ 11.945
Accumulation unit value at end of period..................................  $ 19.432  $  18.190  $ 13.768   $ 12.083
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.604  $  13.425  $ 11.871   $ 11.823
Accumulation unit value at end of period..................................  $ 18.666  $  17.604  $ 13.425   $ 11.871
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.359  $  10.202  $  9.217   $  8.620
Accumulation unit value at end of period..................................  $ 14.348  $  13.359  $ 10.202   $  9.217
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.479  $  11.910  $ 10.841   $ 10.215
Accumulation unit value at end of period..................................  $ 16.501  $  15.479  $ 11.910   $ 10.841
Number of accumulation units outstanding at end of period (in thousands)..         2          4         3          3

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.832  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.945  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.803  $  6.732   $ 10.321  $  11.574
Accumulation unit value at end of period..................................  $ 11.823  $ 10.803   $  6.732  $  10.321
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.754  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.620  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.257  $  8.101   $ 11.660  $  11.558
Accumulation unit value at end of period..................................  $ 10.215  $  9.257   $  8.101  $  11.660
Number of accumulation units outstanding at end of period (in thousands)..         3         2          -          -


                                  APP I-11

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.328  $  12.641  $ 12.381   $ 11.917
Accumulation unit value at end of period..................................  $ 12.900  $  12.328  $ 12.641   $ 12.381
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.140  $  12.542  $ 12.377   $ 12.003
Accumulation unit value at end of period..................................  $ 12.609  $  12.140  $ 12.542   $ 12.377
Number of accumulation units outstanding at end of period (in thousands)..         5          6        16         13
FEDERATED GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.183  $  11.179  $ 10.040   $ 10.386
Accumulation unit value at end of period..................................  $ 13.599  $  13.183  $ 11.179   $ 10.040
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.828  $  12.669  $ 11.463   $ 11.947
Accumulation unit value at end of period..................................  $ 15.181  $  14.828  $ 12.669   $ 11.463
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.879  $  14.957  $ 13.154   $ 12.631
Accumulation unit value at end of period..................................  $ 16.137  $  15.879  $ 14.957   $ 13.154
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.460  $  15.621  $ 13.841   $ 13.391
Accumulation unit value at end of period..................................  $ 16.603  $  16.460  $ 15.621   $ 13.841
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          3
FEDERATED INTERNATIONAL LEADERS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.561  $  12.300  $  9.502   $ 11.722
Accumulation unit value at end of period..................................  $ 14.795  $  15.561  $ 12.300   $  9.502
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.078  $  12.007  $  9.346   $ 11.616
Accumulation unit value at end of period..................................  $ 14.228  $  15.078  $ 12.007   $  9.346
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.432  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.917  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.601  $ 11.060   $ 10.834  $  10.377
Accumulation unit value at end of period..................................  $ 12.003  $ 11.601   $ 11.060  $  10.834
Number of accumulation units outstanding at end of period (in thousands)..        17        14          3          0
FEDERATED GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.400  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.386  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.895  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.947  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.128  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.631  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.886  $  7.964   $ 10.842  $  10.621
Accumulation unit value at end of period..................................  $ 13.391  $ 11.886   $  7.964  $  10.842
Number of accumulation units outstanding at end of period (in thousands)..         3         2          2          -
FEDERATED INTERNATIONAL LEADERS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-12

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.305  $   9.515  $  8.152   $  9.502
Accumulation unit value at end of period..................................  $ 14.448  $  13.305  $  9.515   $  8.152
Number of accumulation units outstanding at end of period (in thousands)..        94         76       123        158
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.921  $  11.471  $  9.902   $ 11.629
Accumulation unit value at end of period..................................  $ 17.160  $  15.921  $ 11.471   $  9.902
Number of accumulation units outstanding at end of period (in thousands)..        63         73        90         96
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.722  $   9.124  $  8.594   $  8.960
Accumulation unit value at end of period..................................  $ 14.386  $  12.722  $  9.124   $  8.594
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.058  $  10.880  $ 10.326   $ 10.846
Accumulation unit value at end of period..................................  $ 16.900  $  15.058  $ 10.880   $ 10.326
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          0
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 42.872  $  43.705  $ 41.435   $ 39.415
Accumulation unit value at end of period..................................  $ 44.672  $  42.872  $ 43.705   $ 41.435
Number of accumulation units outstanding at end of period (in thousands)..         3          3         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.336  $  13.698  $ 13.084   $ 12.540
Accumulation unit value at end of period..................................  $ 13.792  $  13.336  $ 13.698   $ 13.084
Number of accumulation units outstanding at end of period (in thousands)..         8         12        13         11
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.270  $  10.535  $  8.206   $  9.252
Accumulation unit value at end of period..................................  $ 14.923  $  14.270  $ 10.535   $  8.206
Number of accumulation units outstanding at end of period (in thousands)..        44         69        74         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.576  $  10.098  $  7.925   $  9.002
Accumulation unit value at end of period..................................  $ 14.092  $  13.576  $ 10.098   $  7.925
Number of accumulation units outstanding at end of period (in thousands)..        32         36        36         30

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.042  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.502  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        37         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.916  $  7.743   $ 13.568  $  11.316
Accumulation unit value at end of period..................................  $ 11.629  $  9.916   $  7.743  $  13.568
Number of accumulation units outstanding at end of period (in thousands)..       109        97         21          8
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.574  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.960  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.237  $  7.147   $ 12.641  $  10.844
Accumulation unit value at end of period..................................  $ 10.846  $  9.237   $  7.147  $  12.641
Number of accumulation units outstanding at end of period (in thousands)..         0         3          2          -
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 37.076  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 39.415  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.884  $ 10.764   $ 10.910  $  10.373
Accumulation unit value at end of period..................................  $ 12.540  $ 11.884   $ 10.764  $  10.910
Number of accumulation units outstanding at end of period (in thousands)..        10        12          0          -
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-13

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.438  $  10.888  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.872  $  14.438  $ 10.888   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.280  $  10.850  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.581  $  14.280  $ 10.850   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.113  $  11.939  $ 11.111   $ 11.246
Accumulation unit value at end of period..................................  $ 13.485  $  13.113  $ 11.939   $ 11.111
Number of accumulation units outstanding at end of period (in thousands)..        76         90       105         93
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.031  $  12.870  $ 12.068   $ 12.307
Accumulation unit value at end of period..................................  $ 14.321  $  14.031  $ 12.870   $ 12.068
Number of accumulation units outstanding at end of period (in thousands)..        76         62        70         57
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.277  $  11.029  $ 10.029   $ 10.407
Accumulation unit value at end of period..................................  $ 13.864  $  13.277  $ 11.029   $ 10.029
Number of accumulation units outstanding at end of period (in thousands)..        89        105       105         96
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.132  $  12.665  $ 11.604   $ 12.132
Accumulation unit value at end of period..................................  $ 15.684  $  15.132  $ 12.665   $ 11.604
Number of accumulation units outstanding at end of period (in thousands)..        94         81        82         74
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.038  $  14.974  $ 13.005   $ 12.502
Accumulation unit value at end of period..................................  $ 15.896  $  16.038  $ 14.974   $ 13.005
Number of accumulation units outstanding at end of period (in thousands)..        20          7         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.615  $  15.630  $ 13.677   $ 13.246
Accumulation unit value at end of period..................................  $ 16.345  $  16.615  $ 15.630   $ 13.677
Number of accumulation units outstanding at end of period (in thousands)..        28         22        21         37

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.276  $  8.630   $ 10.253  $  10.000
Accumulation unit value at end of period..................................  $ 11.246  $ 10.276   $  8.630  $  10.253
Number of accumulation units outstanding at end of period (in thousands)..        86        76          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.329  $  9.587   $ 11.476  $  10.731
Accumulation unit value at end of period..................................  $ 12.307  $ 11.329   $  9.587  $  11.476
Number of accumulation units outstanding at end of period (in thousands)..        43        35         19          1
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.150  $  7.015   $ 10.182  $  10.000
Accumulation unit value at end of period..................................  $ 10.407  $  9.150   $  7.015  $  10.182
Number of accumulation units outstanding at end of period (in thousands)..       112        89          9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.747  $  8.301   $ 12.139  $  11.115
Accumulation unit value at end of period..................................  $ 12.132  $ 10.747   $  8.301  $  12.139
Number of accumulation units outstanding at end of period (in thousands)..        87        65         31         11
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.105  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.502  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.855  $  8.317   $ 10.872  $  10.669
Accumulation unit value at end of period..................................  $ 13.246  $ 11.855   $  8.317  $  10.872
Number of accumulation units outstanding at end of period (in thousands)..        11         9          1          0


                                  APP I-14

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.999  $  12.317  $ 10.889   $ 10.643
Accumulation unit value at end of period..................................  $ 14.503  $  13.999  $ 12.317   $ 10.889
Number of accumulation units outstanding at end of period (in thousands)..       107         99       131        106
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.291  $  13.554  $ 12.073   $ 11.889
Accumulation unit value at end of period..................................  $ 15.723  $  15.291  $ 13.554   $ 12.073
Number of accumulation units outstanding at end of period (in thousands)..       128        142       148        184
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.449  $  11.820  $ 10.864   $ 11.084
Accumulation unit value at end of period..................................  $ 13.928  $  13.449  $ 11.820   $ 10.864
Number of accumulation units outstanding at end of period (in thousands)..       113         87        89         60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.775  $  13.083  $ 12.115   $ 12.453
Accumulation unit value at end of period..................................  $ 15.186  $  14.775  $ 13.083   $ 12.115
Number of accumulation units outstanding at end of period (in thousands)..       134        123       131        145
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.752  $   9.177  $  7.945   $  8.189
Accumulation unit value at end of period..................................  $ 12.451  $  11.752  $  9.177   $  7.945
Number of accumulation units outstanding at end of period (in thousands)..         5          2         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.386  $  10.532  $  9.186   $  9.540
Accumulation unit value at end of period..................................  $ 14.076  $  13.386  $ 10.532   $  9.186
Number of accumulation units outstanding at end of period (in thousands)..        16         28        34         33
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.013  $  10.440  $  9.258   $  9.592
Accumulation unit value at end of period..................................  $ 13.596  $  13.013  $ 10.440   $  9.258
Number of accumulation units outstanding at end of period (in thousands)..         4          4        14          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.211  $  13.104  $ 11.707   $ 12.220
Accumulation unit value at end of period..................................  $ 16.811  $  16.211  $ 13.104   $ 11.707
Number of accumulation units outstanding at end of period (in thousands)..        28         27        27         29

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.473  $  7.052   $ 10.200  $  10.000
Accumulation unit value at end of period..................................  $ 10.643  $  9.473   $  7.052  $  10.200
Number of accumulation units outstanding at end of period (in thousands)..        88        73         57         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.662  $  7.997   $ 11.653  $  11.205
Accumulation unit value at end of period..................................  $ 11.889  $ 10.662   $  7.997  $  11.653
Number of accumulation units outstanding at end of period (in thousands)..       209       163         46         56
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.949  $  8.019   $ 10.230  $  10.000
Accumulation unit value at end of period..................................  $ 11.084  $  9.949   $  8.019  $  10.230
Number of accumulation units outstanding at end of period (in thousands)..        55        45          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.262  $  9.146   $ 11.756  $  10.881
Accumulation unit value at end of period..................................  $ 12.453  $ 11.262   $  9.146  $  11.756
Number of accumulation units outstanding at end of period (in thousands)..       127       132         60         35
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.427  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.189  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.717  $  6.826   $ 11.613  $  11.453
Accumulation unit value at end of period..................................  $  9.540  $  8.717   $  6.826  $  11.613
Number of accumulation units outstanding at end of period (in thousands)..        27        24          7          2
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.678  $  7.214   $  9.896  $  10.000
Accumulation unit value at end of period..................................  $  9.592  $  8.678   $  7.214  $   9.896
Number of accumulation units outstanding at end of period (in thousands)..        83        74         64          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.140  $  9.330   $ 12.896  $  13.275
Accumulation unit value at end of period..................................  $ 12.220  $ 11.140   $  9.330  $  12.896
Number of accumulation units outstanding at end of period (in thousands)..        36        52         35         48


                                  APP I-15

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.554  $  14.173  $ 12.679   $ 12.413
Accumulation unit value at end of period..................................  $ 14.723  $  14.554  $ 14.173   $ 12.679
Number of accumulation units outstanding at end of period (in thousands)..        26         60        90         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.047  $  14.764  $ 13.307   $ 13.126
Accumulation unit value at end of period..................................  $ 15.108  $  15.047  $ 14.764   $ 13.307
Number of accumulation units outstanding at end of period (in thousands)..        68         55        50         41
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.993  $  13.281  $ 13.147   $ 12.370
Accumulation unit value at end of period..................................  $ 13.485  $  12.993  $ 13.281   $ 13.147
Number of accumulation units outstanding at end of period (in thousands)..         8          6        14         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.773  $  13.154  $ 13.119   $ 12.437
Accumulation unit value at end of period..................................  $ 13.158  $  12.773  $ 13.154   $ 13.119
Number of accumulation units outstanding at end of period (in thousands)..        37         38        71         49
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.622  $   9.065  $  8.108   $  7.934
Accumulation unit value at end of period..................................  $ 11.676  $  10.622  $  9.065   $  8.108
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.537  $   9.920  $  8.940   $  8.813
Accumulation unit value at end of period..................................  $ 12.588  $  11.537  $  9.920   $  8.940
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.573  $  11.124  $  9.430   $  9.619
Accumulation unit value at end of period..................................  $ 16.484  $  14.573  $ 11.124   $  9.430
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.821  $  12.167  $ 10.392   $ 10.680
Accumulation unit value at end of period..................................  $ 17.762  $  15.821  $ 12.167   $ 10.392
Number of accumulation units outstanding at end of period (in thousands)..         -          0         1          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.253  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.413  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        41         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.988  $  9.669   $ 10.994  $  10.515
Accumulation unit value at end of period..................................  $ 13.126  $ 11.988   $  9.669  $  10.994
Number of accumulation units outstanding at end of period (in thousands)..        37        49          1          -
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.720  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.370  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.872  $ 11.474   $ 10.870  $  10.349
Accumulation unit value at end of period..................................  $ 12.437  $ 11.872   $ 11.474  $  10.870
Number of accumulation units outstanding at end of period (in thousands)..        59        68          1          -
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.174  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.934  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.029  $  6.462   $ 10.962  $  10.999
Accumulation unit value at end of period..................................  $  8.813  $  8.029   $  6.462  $  10.962
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.723  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.619  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.758  $  6.666   $ 11.802  $  10.906
Accumulation unit value at end of period..................................  $ 10.680  $  9.758   $  6.666  $  11.802
Number of accumulation units outstanding at end of period (in thousands)..         1         1          1          0


                                  APP I-16

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.863  $  13.154  $ 12.481   $ 11.715
Accumulation unit value at end of period..................................  $ 13.475  $  12.863  $ 13.154   $ 12.481
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.424  $  12.801  $ 12.237   $ 11.573
Accumulation unit value at end of period..................................  $ 12.917  $  12.424  $ 12.801   $ 12.237
Number of accumulation units outstanding at end of period (in thousands)..         5          4         6          5
GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.567  $   7.528  $  6.188   $  7.528
Accumulation unit value at end of period..................................  $  8.296  $   9.567  $  7.528   $  6.188
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.433  $   9.064  $  7.506   $  9.201
Accumulation unit value at end of period..................................  $  9.841  $  11.433  $  9.064   $  7.506
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.545  $  12.931  $ 12.675   $ 11.963
Accumulation unit value at end of period..................................  $ 12.994  $  12.545  $ 12.931   $ 12.675
Number of accumulation units outstanding at end of period (in thousands)..         2          2         3         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.381  $  12.858  $ 12.699   $ 12.076
Accumulation unit value at end of period..................................  $ 12.729  $  12.381  $ 12.858   $ 12.699
Number of accumulation units outstanding at end of period (in thousands)..        12         25        37         30
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.420  $   8.664  $  7.282   $  7.928
Accumulation unit value at end of period..................................  $ 12.648  $  11.420  $  8.664   $  7.282
Number of accumulation units outstanding at end of period (in thousands)..         1          1         8         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.369  $  10.219  $  8.653   $  9.491
Accumulation unit value at end of period..................................  $ 14.695  $  13.369  $ 10.219   $  8.653
Number of accumulation units outstanding at end of period (in thousands)..         7          8         7          8

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.966  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.715  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.914  $  9.531   $ 10.851  $  10.326
Accumulation unit value at end of period..................................  $ 11.573  $ 10.914   $  9.531  $  10.851
Number of accumulation units outstanding at end of period (in thousands)..         4         3          1          0
GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.466  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.963  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.661  $ 11.301   $ 10.897  $  10.310
Accumulation unit value at end of period..................................  $ 12.076  $ 11.661   $ 11.301  $  10.897
Number of accumulation units outstanding at end of period (in thousands)..        30        26          5          1
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.147  $  6.074   $  9.465  $  10.000
Accumulation unit value at end of period..................................  $  7.928  $  7.147   $  6.074  $   9.465
Number of accumulation units outstanding at end of period (in thousands)..       100        91         83          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.621  $  7.382   $ 11.589  $  11.570
Accumulation unit value at end of period..................................  $  9.491  $  8.621   $  7.382  $  11.589
Number of accumulation units outstanding at end of period (in thousands)..        21        16          2         60


                                  APP I-17

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.012  $  12.970  $ 10.947   $ 11.467
Accumulation unit value at end of period..................................  $ 18.788  $  17.012  $ 12.970   $ 10.947
Number of accumulation units outstanding at end of period (in thousands)..        18         14        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 19.879  $  15.270  $ 12.984   $ 13.703
Accumulation unit value at end of period..................................  $ 21.790  $  19.879  $ 15.270   $ 12.984
Number of accumulation units outstanding at end of period (in thousands)..         8          5         7          7
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.497  $  16.356  $ 14.232   $ 13.989
Accumulation unit value at end of period..................................  $ 17.706  $  17.497  $ 16.356   $ 14.232
Number of accumulation units outstanding at end of period (in thousands)..         8         41        30         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.088  $  15.153  $ 13.284   $ 13.156
Accumulation unit value at end of period..................................  $ 16.159  $  16.088  $ 15.153   $ 13.284
Number of accumulation units outstanding at end of period (in thousands)..        24         21        20         19
GOLDMAN SACHS INCOME BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 20.158  $  17.386  $ 15.480   $ 14.868
Accumulation unit value at end of period..................................  $ 20.763  $  20.158  $ 17.386   $ 15.480
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.460  $  13.435  $ 12.052   $ 11.662
Accumulation unit value at end of period..................................  $ 15.806  $  15.460  $ 13.435   $ 12.052
Number of accumulation units outstanding at end of period (in thousands)..         2          3         7          6
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.953  $   9.060  $  7.638   $  8.327
Accumulation unit value at end of period..................................  $ 13.351  $  11.953  $  9.060   $  7.638
Number of accumulation units outstanding at end of period (in thousands)..        19         19        13         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.372  $   8.685  $  7.377   $  8.102
Accumulation unit value at end of period..................................  $ 12.607  $  11.372  $  8.685   $  7.377
Number of accumulation units outstanding at end of period (in thousands)..         9          8         7         11

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.714  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.467  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.697  $  7.516   $ 12.727  $  10.800
Accumulation unit value at end of period..................................  $ 13.703  $ 11.697   $  7.516  $  12.727
Number of accumulation units outstanding at end of period (in thousands)..         4         2          1          0
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS INCOME BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.185  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 14.868  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.421  $  8.524   $ 11.251  $  10.961
Accumulation unit value at end of period..................................  $ 11.662  $ 10.421   $  8.524  $  11.251
Number of accumulation units outstanding at end of period (in thousands)..         8         6          0          -
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-18

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 27.239  $  20.671  $ 17.601   $ 18.941
Accumulation unit value at end of period..................................  $ 30.694  $  27.239  $ 20.671   $ 17.601
Number of accumulation units outstanding at end of period (in thousands)..         4          6        14         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 24.942  $  19.070  $ 16.360   $ 17.738
Accumulation unit value at end of period..................................  $ 27.895  $  24.942  $ 19.070   $ 16.360
Number of accumulation units outstanding at end of period (in thousands)..        24         27        29         33
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.163  $  11.747  $ 10.171   $ 10.180
Accumulation unit value at end of period..................................  $ 17.185  $  16.163  $ 11.747   $ 10.171
Number of accumulation units outstanding at end of period (in thousands)..        41         73        81         91
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.029  $  13.202  $ 11.517   $ 11.613
Accumulation unit value at end of period..................................  $ 19.025  $  18.029  $ 13.202   $ 11.517
Number of accumulation units outstanding at end of period (in thousands)..        46         49        51         52
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.411  $  10.971  $  9.227   $  9.560
Accumulation unit value at end of period..................................  $ 16.214  $  14.411  $ 10.971   $  9.227
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.967  $  12.247  $ 10.378   $ 10.833
Accumulation unit value at end of period..................................  $ 17.831  $  15.967  $ 12.247   $ 10.378
Number of accumulation units outstanding at end of period (in thousands)..         -          0         1          1
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.520  $   9.253  $  8.169   $  7.877
Accumulation unit value at end of period..................................  $ 14.362  $  12.520  $  9.253   $  8.169
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.819  $  10.290  $  9.153   $  8.891
Accumulation unit value at end of period..................................  $ 15.733  $  13.819  $ 10.290   $  9.153
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.308  $ 11.594   $ 18.415  $  20.344
Accumulation unit value at end of period..................................  $ 18.941  $ 15.308   $ 11.594  $  18.415
Number of accumulation units outstanding at end of period (in thousands)..        36        30         27          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.443  $ 11.021   $ 17.638  $  17.355
Accumulation unit value at end of period..................................  $ 17.738  $ 14.443   $ 11.021  $  17.638
Number of accumulation units outstanding at end of period (in thousands)..        38        43         41         36
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.127  $  6.396   $  8.832  $  10.186
Accumulation unit value at end of period..................................  $ 10.180  $  8.127   $  6.396  $   8.832
Number of accumulation units outstanding at end of period (in thousands)..        43        21         20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.341  $  7.407   $ 10.304  $  11.066
Accumulation unit value at end of period..................................  $ 11.613  $  9.341   $  7.407  $  10.304
Number of accumulation units outstanding at end of period (in thousands)..        33        33          8          5
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.693  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.560  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.925  $  7.005   $ 11.880  $  10.823
Accumulation unit value at end of period..................................  $ 10.833  $  9.925   $  7.005  $  11.880
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.007  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.877  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.969  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.891  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -


                                  APP I-19

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.561  $  11.487  $ 10.272   $ 10.424
Accumulation unit value at end of period..................................  $ 12.596  $  12.561  $ 11.487   $ 10.272
Number of accumulation units outstanding at end of period (in thousands)..        11          1         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.951  $  11.011  $  9.920   $ 10.143
Accumulation unit value at end of period..................................  $ 11.895  $  11.951  $ 11.011   $  9.920
Number of accumulation units outstanding at end of period (in thousands)..        30         26        34        100
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.914  $  10.008  $  8.886   $ 10.353
Accumulation unit value at end of period..................................  $ 14.996  $  13.914  $ 10.008   $  8.886
Number of accumulation units outstanding at end of period (in thousands)..         1         29         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.634  $   9.881  $  8.838   $ 10.350
Accumulation unit value at end of period..................................  $ 14.585  $  13.634  $  9.881   $  8.838
Number of accumulation units outstanding at end of period (in thousands)..         7          6         5          4
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.764  $  14.687  $ 12.414   $ 12.728
Accumulation unit value at end of period..................................  $ 21.460  $  19.764  $ 14.687   $ 12.414
Number of accumulation units outstanding at end of period (in thousands)..         4          5        17         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.012  $  13.486  $ 11.485   $ 11.863
Accumulation unit value at end of period..................................  $ 19.411  $  18.012  $ 13.486   $ 11.485
Number of accumulation units outstanding at end of period (in thousands)..        31         29        41         40
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 21.585  $  17.360  $ 15.456   $ 15.727
Accumulation unit value at end of period..................................  $ 23.426  $  21.585  $ 17.360   $ 15.456
Number of accumulation units outstanding at end of period (in thousands)..        55        251       318        323
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 19.746  $  16.000  $ 14.352   $ 14.714
Accumulation unit value at end of period..................................  $ 21.270  $  19.746  $ 16.000   $ 14.352
Number of accumulation units outstanding at end of period (in thousands)..        86         93       109         99

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.065  $  8.591   $ 13.467  $  14.977
Accumulation unit value at end of period..................................  $ 12.728  $ 11.065   $  8.591  $  13.467
Number of accumulation units outstanding at end of period (in thousands)..        50        44         41          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.391  $  8.128   $ 12.838  $  13.250
Accumulation unit value at end of period..................................  $ 11.863  $ 10.391   $  8.128  $  12.838
Number of accumulation units outstanding at end of period (in thousands)..        53        44         23         44
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.063  $ 11.443   $ 15.290  $  15.939
Accumulation unit value at end of period..................................  $ 15.727  $ 14.063   $ 11.443  $  15.290
Number of accumulation units outstanding at end of period (in thousands)..       289       205        216        171
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.256  $ 10.868   $ 14.631  $  14.347
Accumulation unit value at end of period..................................  $ 14.714  $ 13.256   $ 10.868  $  14.631
Number of accumulation units outstanding at end of period (in thousands)..       106       104         79         65


                                  APP I-20

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
INVESCO GLOBAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.632  $   9.560  $  8.486   $ 10.387
Accumulation unit value at end of period..................................  $ 11.617  $  11.632  $  9.560   $  8.486
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.397  $   9.438  $  8.441   $ 10.384
Accumulation unit value at end of period..................................  $ 11.298  $  11.397  $  9.438   $  8.441
Number of accumulation units outstanding at end of period (in thousands)..         2          2         1          1
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.956  $   9.729  $  8.533   $  8.759
Accumulation unit value at end of period..................................  $ 14.200  $  12.956  $  9.729   $  8.533
Number of accumulation units outstanding at end of period (in thousands)..        30         27        27         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.139  $  11.453  $ 10.121   $ 10.467
Accumulation unit value at end of period..................................  $ 16.468  $  15.139  $ 11.453   $ 10.121
Number of accumulation units outstanding at end of period (in thousands)..        35         36        46         42
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.445  $  11.329  $ 10.187   $ 11.264
Accumulation unit value at end of period..................................  $ 16.587  $  15.445  $ 11.329   $ 10.187
Number of accumulation units outstanding at end of period (in thousands)..        16         12         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.767  $  13.130  $ 11.896   $ 13.252
Accumulation unit value at end of period..................................  $ 18.937  $  17.767  $ 13.130   $ 11.896
Number of accumulation units outstanding at end of period (in thousands)..        14         12        17         14
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.447  $  11.309  $  9.734   $ 10.125
Accumulation unit value at end of period..................................  $ 15.846  $  15.447  $ 11.309   $  9.734
Number of accumulation units outstanding at end of period (in thousands)..        50         57        57         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.134  $  12.639  $ 10.960   $ 11.486
Accumulation unit value at end of period..................................  $ 17.445  $  17.134  $ 12.639   $ 10.960
Number of accumulation units outstanding at end of period (in thousands)..        21         20        23         25

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
INVESCO GLOBAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.814  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.759  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        24         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.409  $  7.667   $ 11.449  $  11.304
Accumulation unit value at end of period..................................  $ 10.467  $  9.409   $  7.667  $  11.449
Number of accumulation units outstanding at end of period (in thousands)..        37        33          9          1
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.890  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.264  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.537  $  6.697   $ 13.143  $  10.876
Accumulation unit value at end of period..................................  $ 13.252  $ 10.537   $  6.697  $  13.143
Number of accumulation units outstanding at end of period (in thousands)..        11        17          5          0
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.212  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.125  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        21         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.386  $  8.081   $ 12.742  $  10.647
Accumulation unit value at end of period..................................  $ 11.486  $  9.386   $  8.081  $  12.742
Number of accumulation units outstanding at end of period (in thousands)..        29        29          6          4


                                  APP I-21

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ------------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
INVESCO U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.199  $  12.447   $ 11.966   $ 11.446
Accumulation unit value at end of period..................................  $ 12.902  $  12.199   $ 12.447   $ 11.966
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.992  $  12.328   $ 11.940   $ 11.507
Accumulation unit value at end of period..................................  $ 12.588  $  11.992   $ 12.328   $ 11.940
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)        (0)
IVY SCIENCE & TECHNOLOGY FUND
Mortality and Expense Risk and Administrative Charge -- 0.50%.............  $      -  $       -   $      -   $      -
Accumulation unit value at beginning of period............................  $ 23.239  $  15.358   $ 12.189   $ 12.777
Accumulation unit value at end of period..................................  $ 24.126  $  23.239   $ 15.358   $ 12.189
Number of accumulation units outstanding at end of period (in thousands)..        20         17          6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 22.110  $  14.721   $ 11.772   $ 12.432
Accumulation unit value at end of period..................................  $ 22.783  $  22.110   $ 14.721   $ 11.772
Number of accumulation units outstanding at end of period (in thousands)..        11         11         12         11
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 23.511  $  18.132   $ 15.531   $ 15.945
Accumulation unit value at end of period..................................  $ 26.119  $  23.511   $ 18.132   $ 15.531
Number of accumulation units outstanding at end of period (in thousands)..         7         14         25         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 22.733  $  17.664   $ 15.244   $ 15.768
Accumulation unit value at end of period..................................  $ 25.066  $  22.733   $ 17.664   $ 15.244
Number of accumulation units outstanding at end of period (in thousands)..         9          9         11          9
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.099  $  10.903   $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.635  $  12.099   $ 10.903   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.921  $  10.824   $ 10.000
Accumulation unit value at end of period..................................  $ 12.357  $  11.921   $ 10.824   $      -
Number of accumulation units outstanding at end of period (in thousands)..         8          4          0          -

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
INVESCO U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.912  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 11.446  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.053  $ 10.441   $ 10.783   $  10.287
Accumulation unit value at end of period..................................  $ 11.507  $ 11.053   $ 10.441   $  10.783
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0           -
IVY SCIENCE & TECHNOLOGY FUND
Mortality and Expense Risk and Administrative Charge -- 0.50%.............
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  -      -   -
Number of accumulation units outstanding at end of period (in thousands)..
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-22

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.631  $  11.031  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.218  $  12.631  $ 11.031   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.446  $  10.952  $ 10.000
Accumulation unit value at end of period..................................  $ 12.927  $  12.446  $ 10.952   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6          1         0          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.111  $  11.150  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.746  $  13.111  $ 11.150   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.919  $  11.070  $ 10.000
Accumulation unit value at end of period..................................  $ 13.443  $  12.919  $ 11.070   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          0         0          -
LIFEPATH(R) 2055 PORTFOLIO
Mortality and Expense Risk and Administrative Charge -- 0.50%.............  $      -  $       -  $      -   $      -
Accumulation unit value at beginning of period............................  $ 13.476  $  11.220  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.159  $  13.476  $ 11.220   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.278  $  11.139  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.848  $  13.278  $ 11.139   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.524  $  13.103  $ 11.915   $ 11.797
Accumulation unit value at end of period..................................  $ 16.648  $  16.524  $ 13.103   $ 11.915
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.054  $  12.826  $ 11.751   $ 11.723
Accumulation unit value at end of period..................................  $ 16.053  $  16.054  $ 12.826   $ 11.751
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
LIFEPATH(R) 2055 PORTFOLIO
Mortality and Expense Risk and Administrative Charge -- 0.50%.............  $      -
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  -      -  -      -
Number of accumulation units outstanding at end of period (in thousands)..
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-23

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.716  $  13.327  $ 11.958   $ 11.963
Accumulation unit value at end of period..................................  $ 18.109  $  17.716  $ 13.327   $ 11.958
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.213  $  13.045  $ 11.793   $ 11.887
Accumulation unit value at end of period..................................  $ 17.463  $  17.213  $ 13.045   $ 11.793
Number of accumulation units outstanding at end of period (in thousands)..         4          4         3          3
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.375  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 13.790  $  12.375  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.810  $   9.807  $  8.575   $  9.427
Accumulation unit value at end of period..................................  $ 14.169  $  12.810  $  9.807   $  8.575
Number of accumulation units outstanding at end of period (in thousands)..         2          2         3          4
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.244  $  11.963  $ 10.861   $ 11.373
Accumulation unit value at end of period..................................  $ 17.272  $  16.244  $ 11.963   $ 10.861
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.334  $  12.120  $ 11.086   $ 11.696
Accumulation unit value at end of period..................................  $ 17.238  $  16.334  $ 12.120   $ 11.086
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          2
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.411  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 12.373  $  11.411  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.358  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 12.223  $  11.358  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         8          9         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.351  $  7.099   $ 11.437   $  11.183
Accumulation unit value at end of period..................................  $  9.427  $  8.351   $  7.099   $  11.437
Number of accumulation units outstanding at end of period (in thousands)..         5         5          3           0
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.603  $  7.676   $ 10.000   $       -
Accumulation unit value at end of period..................................  $ 11.373  $  9.603   $  7.676   $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.950  $  8.013   $ 11.403   $  10.754
Accumulation unit value at end of period..................................  $ 11.696  $  9.950   $  8.013   $  11.403
Number of accumulation units outstanding at end of period (in thousands)..         4         3          7           1
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-24

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.935  $  12.360  $ 12.168   $ 11.408
Accumulation unit value at end of period..................................  $ 12.426  $  11.935  $ 12.360   $ 12.168
Number of accumulation units outstanding at end of period (in thousands)..        29         55        71         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.438  $  11.935  $ 11.838   $ 11.182
Accumulation unit value at end of period..................................  $ 11.820  $  11.438  $ 11.935   $ 11.838
Number of accumulation units outstanding at end of period (in thousands)..        44         60        70         64
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.285  $   8.712  $  7.505   $  8.459
Accumulation unit value at end of period..................................  $  9.522  $  10.285  $  8.712   $  7.505
Number of accumulation units outstanding at end of period (in thousands)..        69         48        17         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.857  $   8.412  $  7.301   $  8.291
Accumulation unit value at end of period..................................  $  9.057  $   9.857  $  8.412   $  7.301
Number of accumulation units outstanding at end of period (in thousands)..        78         66        60         49
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.772  $  10.214  $  8.840   $  8.902
Accumulation unit value at end of period..................................  $ 15.114  $  13.772  $ 10.214   $  8.840
Number of accumulation units outstanding at end of period (in thousands)..        10         10        20         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.102  $   9.791  $  8.537   $  8.662
Accumulation unit value at end of period..................................  $ 14.272  $  13.102  $  9.791   $  8.537
Number of accumulation units outstanding at end of period (in thousands)..        58         48        58         52
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.807  $  13.173  $ 12.125   $ 12.275
Accumulation unit value at end of period..................................  $ 19.204  $  18.807  $ 13.173   $ 12.125
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.309  $  12.920  $ 11.982   $ 12.222
Accumulation unit value at end of period..................................  $ 18.555  $  18.309  $ 12.920   $ 11.982
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.195  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.275  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.195  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.222  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -


                                  APP I-25

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.539  $  12.785  $ 11.601   $ 12.031
Accumulation unit value at end of period..................................  $ 19.251  $  17.539  $ 12.785   $ 11.601
Number of accumulation units outstanding at end of period (in thousands)..        20          1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.040  $  12.515  $ 11.441   $ 11.955
Accumulation unit value at end of period..................................  $ 18.564  $  17.040  $ 12.515   $ 11.441
Number of accumulation units outstanding at end of period (in thousands)..        11          9         8          4
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.812  $  11.309  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.219  $  14.812  $ 11.309   $      -
Number of accumulation units outstanding at end of period (in thousands)..        12         10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.595  $  11.228  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.862  $  14.595  $ 11.228   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.710  $  13.841  $ 12.243   $ 12.198
Accumulation unit value at end of period..................................  $ 14.002  $  13.710  $ 13.841   $ 12.243
Number of accumulation units outstanding at end of period (in thousands)..         2          3         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.433  $  14.681  $ 13.084   $ 13.134
Accumulation unit value at end of period..................................  $ 14.631  $  14.433  $ 14.681   $ 13.084
Number of accumulation units outstanding at end of period (in thousands)..        13         13        18         11
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.359  $  14.051  $ 12.710   $ 12.809
Accumulation unit value at end of period..................................  $ 13.336  $  13.359  $ 14.051   $ 12.710
Number of accumulation units outstanding at end of period (in thousands)..        84         75        88         93
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.467  $  15.331  $ 13.972   $ 14.186
Accumulation unit value at end of period..................................  $ 14.334  $  14.467  $ 15.331   $ 13.972
Number of accumulation units outstanding at end of period (in thousands)..        75         83       113        120

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.570  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.198  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.467  $  9.504   $ 11.532  $  10.692
Accumulation unit value at end of period..................................  $ 13.134  $ 11.467   $  9.504  $  11.532
Number of accumulation units outstanding at end of period (in thousands)..         9         6          1          -
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.973  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.809  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        77         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.360  $ 11.923   $ 12.152  $  10.828
Accumulation unit value at end of period..................................  $ 14.186  $ 13.360   $ 11.923  $  12.152
Number of accumulation units outstanding at end of period (in thousands)..       104        89         28          7


                                  APP I-26

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.651  $  11.834  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.666  $  14.651  $ 11.834   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.437  $  11.749  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.365  $  14.437  $ 11.749   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          3         -          -
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.027  $   9.953  $  8.582   $  8.644
Accumulation unit value at end of period..................................  $ 14.318  $  13.027  $  9.953   $  8.582
Number of accumulation units outstanding at end of period (in thousands)..         2          0         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.397  $   9.543  $  8.291   $  8.414
Accumulation unit value at end of period..................................  $ 13.524  $  12.397  $  9.543   $  8.291
Number of accumulation units outstanding at end of period (in thousands)..         9         10        12         10
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.617  $  10.259  $  8.830   $  9.116
Accumulation unit value at end of period..................................  $ 15.212  $  13.617  $ 10.259   $  8.830
Number of accumulation units outstanding at end of period (in thousands)..        25         23        24         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.415  $  11.701  $ 10.147   $ 10.554
Accumulation unit value at end of period..................................  $ 17.092  $  15.415  $ 11.701   $ 10.147
Number of accumulation units outstanding at end of period (in thousands)..        20         19        26         28
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.009  $  10.758  $  9.349   $  8.691
Accumulation unit value at end of period..................................  $ 14.393  $  11.009  $ 10.758   $  9.349
Number of accumulation units outstanding at end of period (in thousands)..        28         14        16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.928  $   9.775  $  8.559   $  8.016
Accumulation unit value at end of period..................................  $ 12.883  $   9.928  $  9.775   $  8.559
Number of accumulation units outstanding at end of period (in thousands)..        33         23        21         13

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.439  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.116  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.678  $  6.416   $ 10.527  $  10.827
Accumulation unit value at end of period..................................  $ 10.554  $  8.678   $  6.416  $  10.527
Number of accumulation units outstanding at end of period (in thousands)..        30        28         19         10
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-27

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.490  $  10.793  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.884  $  10.490  $ 10.793   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.337  $  10.715  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.645  $  10.337  $ 10.715   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.363  $   8.593  $  7.757   $ 10.290
Accumulation unit value at end of period..................................  $  7.207  $   8.363  $  8.593   $  7.757
Number of accumulation units outstanding at end of period (in thousands)..        43         29        50         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.956  $   8.237  $  7.491   $ 10.013
Accumulation unit value at end of period..................................  $  6.805  $   7.956  $  8.237   $  7.491
Number of accumulation units outstanding at end of period (in thousands)..        38         35        40         50
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.044  $   9.106  $  8.257   $  8.832
Accumulation unit value at end of period..................................  $ 13.750  $  12.044  $  9.106   $  8.257
Number of accumulation units outstanding at end of period (in thousands)..        27         18        32         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.437  $  10.997  $ 10.047   $ 10.827
Accumulation unit value at end of period..................................  $ 16.359  $  14.437  $ 10.997   $ 10.047
Number of accumulation units outstanding at end of period (in thousands)..        20         31        31         31
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.061  $  13.267  $ 12.506   $ 12.895
Accumulation unit value at end of period..................................  $ 20.680  $  19.061  $ 13.267   $ 12.506
Number of accumulation units outstanding at end of period (in thousands)..         7          9         9         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.444  $  12.935  $ 12.284   $ 12.762
Accumulation unit value at end of period..................................  $ 19.862  $  18.444  $ 12.935   $ 12.284
Number of accumulation units outstanding at end of period (in thousands)..         2          4         5          5

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.538  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.832  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        21         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.310  $  7.561   $ 11.547  $  11.102
Accumulation unit value at end of period..................................  $ 10.827  $  9.310   $  7.561  $  11.547
Number of accumulation units outstanding at end of period (in thousands)..        27        31         11          1
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.836  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.895  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.805  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.762  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         -          -          -


                                  APP I-28

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.266  $  15.115  $ 13.654   $ 13.307
Accumulation unit value at end of period..................................  $ 15.890  $  15.266  $ 15.115   $ 13.654
Number of accumulation units outstanding at end of period (in thousands)..        16         14        16         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.203  $  15.167  $ 13.803   $ 13.554
Accumulation unit value at end of period..................................  $ 15.707  $  15.203  $ 15.167   $ 13.803
Number of accumulation units outstanding at end of period (in thousands)..        30         31        36         32
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.106  $   9.254  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  8.050  $  10.106  $  9.254   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.958  $   9.187  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  7.873  $   9.958  $  9.187   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.272  $  10.897  $  9.202   $  9.081
Accumulation unit value at end of period..................................  $ 15.968  $  14.272  $ 10.897   $  9.202
Number of accumulation units outstanding at end of period (in thousands)..         1         23        20          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.098  $  13.153  $ 11.191   $ 11.126
Accumulation unit value at end of period..................................  $ 18.987  $  17.098  $ 13.153   $ 11.191
Number of accumulation units outstanding at end of period (in thousands)..         8          6         7          5
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.588  $  14.668  $ 12.807   $ 12.478
Accumulation unit value at end of period..................................  $ 15.811  $  15.588  $ 14.668   $ 12.807
Number of accumulation units outstanding at end of period (in thousands)..        47         29        16          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.458  $  15.603  $ 13.726   $ 13.474
Accumulation unit value at end of period..................................  $ 16.569  $  16.458  $ 15.603   $ 13.726
Number of accumulation units outstanding at end of period (in thousands)..        13          9        10          6

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.978  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.307  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        31         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.292  $  9.519   $ 10.878  $  10.383
Accumulation unit value at end of period..................................  $ 13.554  $ 12.292   $  9.519  $  10.878
Number of accumulation units outstanding at end of period (in thousands)..        22        23         16          5
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.103  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.081  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.003  $  7.981   $ 11.761  $  11.513
Accumulation unit value at end of period..................................  $ 11.126  $ 10.003   $  7.981  $  11.761
Number of accumulation units outstanding at end of period (in thousands)..         2         1          0          -
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.064  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.478  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.037  $  8.217   $ 10.981  $  10.749
Accumulation unit value at end of period..................................  $ 13.474  $ 12.037   $  8.217  $  10.981
Number of accumulation units outstanding at end of period (in thousands)..         2         2          0          -


                                  APP I-29

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.573  $   8.585  $  7.061   $  9.012
Accumulation unit value at end of period..................................  $  9.107  $  10.573  $  8.585   $  7.061
Number of accumulation units outstanding at end of period (in thousands)..        17         12         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.062  $   8.231  $  6.821   $  8.771
Accumulation unit value at end of period..................................  $  8.602  $  10.062  $  8.231   $  6.821
Number of accumulation units outstanding at end of period (in thousands)..         7          7         5          4
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.508  $   7.469  $  6.166   $  7.337
Accumulation unit value at end of period..................................  $  8.815  $   9.508  $  7.469   $  6.166
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.038  $   9.527  $  7.925   $  9.501
Accumulation unit value at end of period..................................  $ 11.077  $  12.038  $  9.527   $  7.925
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.064  $   8.978  $  7.741   $  7.793
Accumulation unit value at end of period..................................  $ 13.657  $  12.064  $  8.978   $  7.741
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.788  $  10.339  $  8.981   $  9.110
Accumulation unit value at end of period..................................  $ 15.492  $  13.788  $ 10.339   $  8.981
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.904  $  10.254  $  8.831   $  9.342
Accumulation unit value at end of period..................................  $ 15.681  $  13.904  $ 10.254   $  8.831
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.576  $  11.573  $ 10.041   $ 10.703
Accumulation unit value at end of period..................................  $ 17.435  $  15.576  $ 11.573   $ 10.041
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  6.698  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.337  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.739  $  7.064   $ 12.967  $  12.112
Accumulation unit value at end of period..................................  $  9.501  $  8.739   $  7.064  $  12.967
Number of accumulation units outstanding at end of period (in thousands)..         1         1          1          0
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  6.867  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.793  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.087  $  6.242   $ 10.587  $  11.292
Accumulation unit value at end of period..................................  $  9.110  $  8.087   $  6.242  $  10.587
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.869  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.342  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.083  $  6.977   $ 11.493  $  11.018
Accumulation unit value at end of period..................................  $ 10.703  $  9.083   $  6.977  $  11.493
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -


                                  APP I-30

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.385  $  10.124  $  8.652   $  8.827
Accumulation unit value at end of period..................................  $ 15.263  $  13.385  $ 10.124   $  8.652
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.949  $  11.392  $  9.809   $ 10.083
Accumulation unit value at end of period..................................  $ 16.918  $  14.949  $ 11.392   $  9.809
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
PUTNAM VOYAGER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.472  $  11.502  $ 10.105   $ 12.349
Accumulation unit value at end of period..................................  $ 17.955  $  16.472  $ 11.502   $ 10.105
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.767  $  12.500  $ 11.065   $ 13.623
Accumulation unit value at end of period..................................  $ 19.223  $  17.767  $ 12.500   $ 11.065
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.655  $   9.854  $  8.492   $  8.642
Accumulation unit value at end of period..................................  $ 13.462  $  12.655  $  9.854   $  8.492
Number of accumulation units outstanding at end of period (in thousands)..        58         24        20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.040  $   9.445  $  8.201   $  8.409
Accumulation unit value at end of period..................................  $ 12.712  $  12.040  $  9.445   $  8.201
Number of accumulation units outstanding at end of period (in thousands)..        29         28        34         31
T. ROWE PRICE GROWTH STOCK FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.376  $  11.157  $  9.475   $  9.664
Accumulation unit value at end of period..................................  $ 16.565  $  15.376  $ 11.157   $  9.475
Number of accumulation units outstanding at end of period (in thousands)..       108         89        43         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.628  $  10.695  $  9.151   $  9.403
Accumulation unit value at end of period..................................  $ 15.642  $  14.628  $ 10.695   $  9.151
Number of accumulation units outstanding at end of period (in thousands)..        94         88        95         84

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.628  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.827  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.778  $  6.619   $ 10.874  $  10.969
Accumulation unit value at end of period..................................  $ 10.083  $  8.778   $  6.619  $  10.874
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PUTNAM VOYAGER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.580  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.642  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.431  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.409  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        33         -          -          -
T. ROWE PRICE GROWTH STOCK FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-31

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.933  $  11.672  $ 10.485   $ 10.536
Accumulation unit value at end of period..................................  $ 13.444  $  12.933  $ 11.672   $ 10.485
Number of accumulation units outstanding at end of period (in thousands)..        22         17        38         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.395  $  11.270  $ 10.200   $ 10.327
Accumulation unit value at end of period..................................  $ 12.788  $  12.395  $ 11.270   $ 10.200
Number of accumulation units outstanding at end of period (in thousands)..        32         29        61         63
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.444  $  11.500  $ 10.100   $ 10.327
Accumulation unit value at end of period..................................  $ 14.061  $  13.444  $ 11.500   $ 10.100
Number of accumulation units outstanding at end of period (in thousands)..       138        129       270        187
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.885  $  11.105  $  9.825   $ 10.122
Accumulation unit value at end of period..................................  $ 13.375  $  12.885  $ 11.105   $  9.825
Number of accumulation units outstanding at end of period (in thousands)..       133        169       214        224
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.742  $  11.284  $  9.752   $ 10.126
Accumulation unit value at end of period..................................  $ 14.433  $  13.742  $ 11.284   $  9.752
Number of accumulation units outstanding at end of period (in thousands)..        78         57       197        129
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.171  $  10.896  $  9.487   $  9.925
Accumulation unit value at end of period..................................  $ 13.729  $  13.171  $ 10.896   $  9.487
Number of accumulation units outstanding at end of period (in thousands)..       121        115       133        131
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.986  $  11.217  $  9.636   $ 10.086
Accumulation unit value at end of period..................................  $ 14.703  $  13.986  $ 11.217   $  9.636
Number of accumulation units outstanding at end of period (in thousands)..        41         35        55         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.404  $  10.831  $  9.374   $  9.886
Accumulation unit value at end of period..................................  $ 13.986  $  13.404  $ 10.831   $  9.374
Number of accumulation units outstanding at end of period (in thousands)..       104         98       101        104

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-32

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.967  $  11.208  $  9.629   $ 10.071
Accumulation unit value at end of period..................................  $ 14.682  $  13.967  $ 11.208   $  9.629
Number of accumulation units outstanding at end of period (in thousands)..        14          8        17         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.385  $  10.823  $  9.368   $  9.872
Accumulation unit value at end of period..................................  $ 13.966  $  13.385  $ 10.823   $  9.368
Number of accumulation units outstanding at end of period (in thousands)..        14         17        18         16
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.737  $  11.777  $ 10.807   $ 10.768
Accumulation unit value at end of period..................................  $ 13.104  $  12.737  $ 11.777   $ 10.807
Number of accumulation units outstanding at end of period (in thousands)..         -          0         6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.206  $  11.371  $ 10.513   $ 10.555
Accumulation unit value at end of period..................................  $ 12.465  $  12.206  $ 11.371   $ 10.513
Number of accumulation units outstanding at end of period (in thousands)..        13         14        13         17
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 24.036  $  18.995  $ 16.103   $ 18.540
Accumulation unit value at end of period..................................  $ 21.333  $  24.036  $ 18.995   $ 16.103
Number of accumulation units outstanding at end of period (in thousands)..        15         54       576        584
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 21.987  $  17.507  $ 14.953   $ 17.346
Accumulation unit value at end of period..................................  $ 19.369  $  21.987  $ 17.507   $ 14.953
Number of accumulation units outstanding at end of period (in thousands)..        26         31        28         29
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.776  $  16.494  $ 14.314   $ 14.736
Accumulation unit value at end of period..................................  $ 16.956  $  16.776  $ 16.494   $ 14.314
Number of accumulation units outstanding at end of period (in thousands)..        61         38        24         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.768  $  17.601  $ 15.389   $ 15.962
Accumulation unit value at end of period..................................  $ 17.824  $  17.768  $ 17.601   $ 15.389
Number of accumulation units outstanding at end of period (in thousands)..        98         99       101         73

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.173  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 18.540  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..       496         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.188  $ 10.947   $ 20.562  $  17.758
Accumulation unit value at end of period..................................  $ 17.346  $ 16.188   $ 10.947  $  20.562
Number of accumulation units outstanding at end of period (in thousands)..        26        23         17          9
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.143  $ 11.113   $ 10.509  $  10.000
Accumulation unit value at end of period..................................  $ 14.736  $ 13.143   $ 11.113  $  10.509
Number of accumulation units outstanding at end of period (in thousands)..        13         7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.344  $ 12.219   $ 11.642  $  10.634
Accumulation unit value at end of period..................................  $ 15.962  $ 14.344   $ 12.219  $  11.642
Number of accumulation units outstanding at end of period (in thousands)..        57        44          6          5


                                  APP I-33

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.838  $  13.774  $ 11.390   $ 12.228
Accumulation unit value at end of period..................................  $ 17.410  $  17.838  $ 13.774   $ 11.390
Number of accumulation units outstanding at end of period (in thousands)..        30         31        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.595  $  12.911  $ 10.756   $ 11.634
Accumulation unit value at end of period..................................  $ 16.075  $  16.595  $ 12.911   $ 10.756
Number of accumulation units outstanding at end of period (in thousands)..        14         15        22         23
THE HARTFORD CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.762  $   9.731  $  8.109   $  9.586
Accumulation unit value at end of period..................................  $ 14.739  $  13.762  $  9.731   $  8.109
Number of accumulation units outstanding at end of period (in thousands)..       103        105       117        119
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.092  $   9.327  $  7.831   $  9.327
Accumulation unit value at end of period..................................  $ 13.917  $  13.092  $  9.327   $  7.831
Number of accumulation units outstanding at end of period (in thousands)..       133        141       179        230
THE HARTFORD CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.186  $  12.081  $ 11.063   $ 10.896
Accumulation unit value at end of period..................................  $ 12.124  $  12.186  $ 12.081   $ 11.063
Number of accumulation units outstanding at end of period (in thousands)..         1          2         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.594  $  11.580  $ 10.684   $ 10.602
Accumulation unit value at end of period..................................  $ 11.448  $  11.594  $ 11.580   $ 10.684
Number of accumulation units outstanding at end of period (in thousands)..        11          9         8         18
THE HARTFORD GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.273  $  11.060  $  9.597   $ 10.047
Accumulation unit value at end of period..................................  $ 13.491  $  13.273  $ 11.060   $  9.597
Number of accumulation units outstanding at end of period (in thousands)..         3          5         7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.628  $  10.602  $  9.269   $  9.776
Accumulation unit value at end of period..................................  $ 12.739  $  12.628  $ 10.602   $  9.269
Number of accumulation units outstanding at end of period (in thousands)..        52         48        60         60

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.428  $  8.780   $ 15.610  $  16.532
Accumulation unit value at end of period..................................  $ 12.228  $ 11.428   $  8.780  $  15.610
Number of accumulation units outstanding at end of period (in thousands)..        25        21         26          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.955  $  8.480   $ 15.190  $  15.052
Accumulation unit value at end of period..................................  $ 11.634  $ 10.955   $  8.480  $  15.190
Number of accumulation units outstanding at end of period (in thousands)..        29        32          9         18
THE HARTFORD CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-34

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.048  $  14.265  $ 12.768   $      -
Accumulation unit value at end of period..................................  $ 15.305  $  15.048  $ 14.265   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.305  $  13.663  $ 12.319   $      -
Accumulation unit value at end of period..................................  $ 14.441  $  14.305  $ 13.663   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.804  $  13.072  $ 12.233   $ 11.523
Accumulation unit value at end of period..................................  $ 13.463  $  12.804  $ 13.072   $ 12.233
Number of accumulation units outstanding at end of period (in thousands)..         1          0         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.182  $  12.530  $ 11.814   $ 11.212
Accumulation unit value at end of period..................................  $ 12.713  $  12.182  $ 12.530   $ 11.814
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          1
THE PUTNAM FUND FOR GROWTH AND INCOME
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.812  $   8.770  $  7.414   $  7.831
Accumulation unit value at end of period..................................  $ 13.000  $  11.812  $  8.770   $  7.414
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.430  $  10.045  $  8.556   $  9.105
Accumulation unit value at end of period..................................  $ 14.669  $  13.430  $ 10.045   $  8.556
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.002  $  10.318  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.521  $  10.002  $ 10.318   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.856  $  10.244  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.289  $   9.856  $ 10.244   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE PUTNAM FUND FOR GROWTH AND INCOME
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  6.897  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.831  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.079  $  6.324   $ 10.472  $  11.301
Accumulation unit value at end of period..................................  $  9.105  $  8.079   $  6.324  $  10.472
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-35

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.816  $  11.183  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.542  $  14.816  $ 11.183   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.599  $  11.103  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.178  $  14.599  $ 11.103   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.703  $  11.108  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.492  $  14.703  $ 11.108   $      -
Number of accumulation units outstanding at end of period (in thousands)..         3          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.488  $  11.027  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.129  $  14.488  $ 11.027   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.777  $  11.249  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.630  $  14.777  $ 11.249   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.561  $  11.167  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.264  $  14.561  $ 11.167   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.772  $  13.541  $ 12.023   $ 11.993
Accumulation unit value at end of period..................................  $ 19.640  $  17.772  $ 13.541   $ 12.023
Number of accumulation units outstanding at end of period (in thousands)..         -          2         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.267  $  13.255  $ 11.858   $ 11.917
Accumulation unit value at end of period..................................  $ 18.939  $  17.267  $ 13.255   $ 11.858
Number of accumulation units outstanding at end of period (in thousands)..         1          2         2          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-36

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.983  $  12.842   $ 11.507   $ 11.432
Accumulation unit value at end of period..................................  $ 17.988  $  16.983   $ 12.842   $ 11.507
Number of accumulation units outstanding at end of period (in thousands)..        33         36         40         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.275  $  12.399   $ 11.194   $ 11.205
Accumulation unit value at end of period..................................  $ 17.110  $  16.275   $ 12.399   $ 11.194
Number of accumulation units outstanding at end of period (in thousands)..        30         24         28         20
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.734  $  11.036   $  9.866   $ 10.212
Accumulation unit value at end of period..................................  $ 14.624  $  14.734   $ 11.036   $  9.866
Number of accumulation units outstanding at end of period (in thousands)..         7          4          6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.018  $  10.579   $  9.528   $  9.936
Accumulation unit value at end of period..................................  $ 13.809  $  14.018   $ 10.579   $  9.528
Number of accumulation units outstanding at end of period (in thousands)..         4          6          5          4
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.321  $  11.075   $  9.961   $  9.853
Accumulation unit value at end of period..................................  $ 14.515  $  13.321   $ 11.075   $  9.961
Number of accumulation units outstanding at end of period (in thousands)..         2          2          2          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.582  $  12.214   $ 11.068   $ 11.031
Accumulation unit value at end of period..................................  $ 15.770  $  14.582   $ 12.214   $ 11.068
Number of accumulation units outstanding at end of period (in thousands)..         2          2          2          2
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.340  $  10.638   $  9.113   $  9.077
Accumulation unit value at end of period..................................  $ 16.532  $  14.340   $ 10.638   $  9.113
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.769  $  11.787   $ 10.172   $ 10.208
Accumulation unit value at end of period..................................  $ 18.044  $  15.769   $ 11.787   $ 10.172
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)         0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.853  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.853  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.985  $  7.780   $ 11.553  $  10.998
Accumulation unit value at end of period..................................  $ 11.031  $  9.985   $  7.780  $  11.553
Number of accumulation units outstanding at end of period (in thousands)..         1         0          0          0
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.019  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.077  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.086  $  7.341   $ 11.880  $  11.131
Accumulation unit value at end of period..................................  $ 10.208  $  9.086   $  7.341  $  11.880
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -


                                  APP I-37

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.086  $  10.759  $  9.543   $  9.490
Accumulation unit value at end of period..................................  $ 15.794  $  14.086  $ 10.759   $  9.543
Number of accumulation units outstanding at end of period (in thousands)..        68         50        63         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.266  $  12.518  $ 11.186   $ 11.208
Accumulation unit value at end of period..................................  $ 18.102  $  16.266  $ 12.518   $ 11.186
Number of accumulation units outstanding at end of period (in thousands)..        74         92       114        112
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.555  $   8.545  $  6.976   $  8.162
Accumulation unit value at end of period..................................  $ 12.254  $  11.555  $  8.545   $  6.976
Number of accumulation units outstanding at end of period (in thousands)..        13          4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.532  $  10.082  $  8.293   $  9.777
Accumulation unit value at end of period..................................  $ 14.244  $  13.532  $ 10.082   $  8.293
Number of accumulation units outstanding at end of period (in thousands)..         3          1         2          2
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.916  $  10.327  $  8.202   $  9.068
Accumulation unit value at end of period..................................  $ 15.760  $  13.916  $ 10.327   $  8.202
Number of accumulation units outstanding at end of period (in thousands)..        58         59        80         73
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.924  $  12.654  $ 10.126   $ 11.280
Accumulation unit value at end of period..................................  $ 19.023  $  16.924  $ 12.654   $ 10.126
Number of accumulation units outstanding at end of period (in thousands)..        55         53        72         70
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.078  $  10.009  $  8.390   $  9.826
Accumulation unit value at end of period..................................  $ 11.520  $  12.078  $ 10.009   $  8.390
Number of accumulation units outstanding at end of period (in thousands)..         4          3         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.138  $  12.639  $ 10.674   $ 12.595
Accumulation unit value at end of period..................................  $ 14.330  $  15.138  $ 12.639   $ 10.674
Number of accumulation units outstanding at end of period (in thousands)..        10          9         9          9

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.445  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.490  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        45         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.049  $  8.182   $ 12.292  $  11.526
Accumulation unit value at end of period..................................  $ 11.208  $ 10.049   $  8.182  $  12.292
Number of accumulation units outstanding at end of period (in thousands)..        97       112         47          5
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.198  $      -   $      -  $       -(a)
Accumulation unit value at end of period..................................  $  8.162  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.686  $  6.501   $ 13.881  $  11.268
Accumulation unit value at end of period..................................  $  9.777  $  8.686   $  6.501  $  13.881
Number of accumulation units outstanding at end of period (in thousands)..         1         1          0          0
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.771  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $  9.068  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        64         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.739  $  7.628   $ 14.250  $  11.157
Accumulation unit value at end of period..................................  $ 11.280  $  9.739   $  7.628  $  14.250
Number of accumulation units outstanding at end of period (in thousands)..        81        75         26          1
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.647  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.826  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.168  $  8.494   $ 14.930  $  11.894
Accumulation unit value at end of period..................................  $ 12.595  $ 11.168   $  8.494  $  14.930
Number of accumulation units outstanding at end of period (in thousands)..        11         8          3          0


                                  APP I-38

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.526  $  10.838  $  9.443   $  9.848
Accumulation unit value at end of period..................................  $ 16.507  $  15.526  $ 10.838   $  9.443
Number of accumulation units outstanding at end of period (in thousands)..        14         11         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.796  $  10.406  $  9.135   $  9.598
Accumulation unit value at end of period..................................  $ 15.613  $  14.796  $ 10.406   $  9.135
Number of accumulation units outstanding at end of period (in thousands)..        12         16        18         20
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.076  $   9.961  $  8.774   $  8.938
Accumulation unit value at end of period..................................  $ 14.446  $  13.076  $  9.961   $  8.774
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.951  $  11.476  $ 10.184   $ 10.453
Accumulation unit value at end of period..................................  $ 16.395  $  14.951  $ 11.476   $ 10.184
Number of accumulation units outstanding at end of period (in thousands)..         -          1         1          1
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.753  $  13.033  $ 12.211   $ 11.499
Accumulation unit value at end of period..................................  $ 13.410  $  12.753  $ 13.033   $ 12.211
Number of accumulation units outstanding at end of period (in thousands)..        30         12        13          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.712  $  13.089  $ 12.355   $ 11.723
Accumulation unit value at end of period..................................  $ 13.268  $  12.712  $ 13.089   $ 12.355
Number of accumulation units outstanding at end of period (in thousands)..        47         52        55         54
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.091  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.934  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        41          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.090  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.918  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        30          -         -          -

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.844  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.938  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.243  $  6.629   $ 11.833  $  11.342
Accumulation unit value at end of period..................................  $ 10.453  $  9.243   $  6.629  $  11.833
Number of accumulation units outstanding at end of period (in thousands)..         1         4          2          -
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.775  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.499  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.068  $  9.769   $ 10.735  $  10.411
Accumulation unit value at end of period..................................  $ 11.723  $ 11.068   $  9.769  $  10.735
Number of accumulation units outstanding at end of period (in thousands)..        67        47         12          0
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 23, 2014.



(b) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.



(c) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.




                                  APP I-39

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5776-12) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                        PREMIERSOLUTIONS CORNERSTONE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
APPENDIX I -- ACCUMULATION UNIT VALUES                                                                          APP I-1
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.846  $  12.339  $ 10.504   $ 11.525
Accumulation unit value at end of period..................................  $ 18.206  $  16.846  $ 12.339   $ 10.504
Number of accumulation units outstanding at end of period (in thousands)..        23         22        22         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.704  $  12.253  $ 11.594   $      -
Accumulation unit value at end of period..................................  $ 18.025  $  16.704  $ 12.253   $      -
Number of accumulation units outstanding at end of period (in thousands)..         5          5         6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 16.609  $  12.195  $ 10.408   $ 11.448
Accumulation unit value at end of period..................................  $ 17.906  $  16.609  $ 12.195   $ 10.408
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.516  $  12.139  $ 10.370   $ 11.418
Accumulation unit value at end of period..................................  $ 17.787  $  16.516  $ 12.139   $ 10.370
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 16.330  $  12.026  $ 10.294   $ 11.708
Accumulation unit value at end of period..................................  $ 17.551  $  16.330  $ 12.026   $ 10.294
Number of accumulation units outstanding at end of period (in thousands)..        11         10         7          5

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.146  $  11.914  $ 10.219   $ 11.297
Accumulation unit value at end of period..................................  $ 17.319  $  16.146  $ 11.914   $ 10.219
Number of accumulation units outstanding at end of period (in thousands)..        16         17        18         20
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.132  $   7.503  $  6.565   $  6.873
Accumulation unit value at end of period..................................  $ 11.247  $  10.132  $  7.503   $  6.565
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.031  $   7.439  $  7.155   $      -
Accumulation unit value at end of period..................................  $ 11.119  $  10.031  $  7.439   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.736  $   7.228  $  6.340   $  6.654
Accumulation unit value at end of period..................................  $ 10.781  $   9.736  $  7.228   $  6.340
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.899  $   7.356  $  6.459   $  6.786
Accumulation unit value at end of period..................................  $ 10.950  $   9.899  $  7.356   $  6.459
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  9.545  $   7.107  $  6.253   $  6.858
Accumulation unit value at end of period..................................  $ 10.538  $   9.545  $  7.107   $  6.253
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.639  $   7.192  $  6.340   $  6.687
Accumulation unit value at end of period..................................  $ 10.621  $   9.639  $  7.192   $  6.340
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          0
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.472  $   9.744  $  8.595   $  8.380
Accumulation unit value at end of period..................................  $ 13.607  $  12.472  $  9.744   $  8.595
Number of accumulation units outstanding at end of period (in thousands)..       135        136       103         71
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.367  $   9.676  $  9.188   $      -
Accumulation unit value at end of period..................................  $ 13.472  $  12.367  $  9.676   $      -
Number of accumulation units outstanding at end of period (in thousands)..        49         57        33          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-2

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.297  $   9.631  $  8.517   $  8.324
Accumulation unit value at end of period..................................  $ 13.382  $  12.297  $  9.631   $  8.517
Number of accumulation units outstanding at end of period (in thousands)..        54         51        90         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.227  $   9.586  $  8.486   $  8.302
Accumulation unit value at end of period..................................  $ 13.293  $  12.227  $  9.586   $  8.486
Number of accumulation units outstanding at end of period (in thousands)..        13         13        10         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.090  $   9.497  $  8.424   $  8.812
Accumulation unit value at end of period..................................  $ 13.117  $  12.090  $  9.497   $  8.424
Number of accumulation units outstanding at end of period (in thousands)..        54         55        43         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.953  $   9.409  $  8.362   $  8.214
Accumulation unit value at end of period..................................  $ 12.944  $  11.953  $  9.409   $  8.362
Number of accumulation units outstanding at end of period (in thousands)..       119        112       108        102
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.204  $  12.379  $ 11.276   $ 11.098
Accumulation unit value at end of period..................................  $ 16.380  $  16.204  $ 12.379   $ 11.276
Number of accumulation units outstanding at end of period (in thousands)..        35         36        43         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.066  $  12.293  $ 11.994   $      -
Accumulation unit value at end of period..................................  $ 16.217  $  16.066  $ 12.293   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.976  $  12.235  $ 11.173   $ 11.024
Accumulation unit value at end of period..................................  $ 16.109  $  15.976  $ 12.235   $ 11.173
Number of accumulation units outstanding at end of period (in thousands)..         8          8         6         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.885  $  12.178  $ 11.132   $ 10.995
Accumulation unit value at end of period..................................  $ 16.002  $  15.885  $ 12.178   $ 11.132
Number of accumulation units outstanding at end of period (in thousands)..         1          2         2         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.706  $  12.065  $ 11.051   $ 11.691
Accumulation unit value at end of period..................................  $ 15.790  $  15.706  $ 12.065   $ 11.051
Number of accumulation units outstanding at end of period (in thousands)..        28         25        22         19

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-3

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.529  $  11.953  $ 10.970   $ 10.878
Accumulation unit value at end of period..................................  $ 15.581  $  15.529  $ 11.953   $ 10.970
Number of accumulation units outstanding at end of period (in thousands)..        13         19        22         29
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.840  $  10.937  $  9.526   $  9.574
Accumulation unit value at end of period..................................  $ 16.501  $  14.840  $ 10.937   $  9.526
Number of accumulation units outstanding at end of period (in thousands)..        43         31        10         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.221  $  12.710  $ 12.476   $      -
Accumulation unit value at end of period..................................  $ 19.119  $  17.221  $ 12.710   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.597  $  10.785  $  9.417   $  9.488
Accumulation unit value at end of period..................................  $ 16.190  $  14.597  $ 10.785   $  9.417
Number of accumulation units outstanding at end of period (in thousands)..        39         37        58         60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.962  $  12.544  $ 10.964   $ 11.058
Accumulation unit value at end of period..................................  $ 18.795  $  16.962  $ 12.544   $ 10.964
Number of accumulation units outstanding at end of period (in thousands)..        15         20        22         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.311  $  10.605  $  9.288   $  9.900
Accumulation unit value at end of period..................................  $ 15.825  $  14.311  $ 10.605   $  9.288
Number of accumulation units outstanding at end of period (in thousands)..        41         36        20         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.457  $  12.219  $ 10.723   $ 10.858
Accumulation unit value at end of period..................................  $ 18.162  $  16.457  $ 12.219   $ 10.723
Number of accumulation units outstanding at end of period (in thousands)..        50         40        45         39
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.011  $  11.606  $ 10.247   $  9.950
Accumulation unit value at end of period..................................  $ 15.128  $  14.011  $ 11.606   $ 10.247
Number of accumulation units outstanding at end of period (in thousands)..       120        109       123        104
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.054  $  13.318  $ 12.781   $      -
Accumulation unit value at end of period..................................  $ 17.308  $  16.054  $ 13.318   $      -
Number of accumulation units outstanding at end of period (in thousands)..         9          8        18          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.470  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.574  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.415  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.488  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        47         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.817  $  7.135   $ 11.575  $  10.900
Accumulation unit value at end of period..................................  $ 11.058  $  9.817   $  7.135  $  11.575
Number of accumulation units outstanding at end of period (in thousands)..        13         5          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.678  $  7.062   $ 11.503  $  10.876
Accumulation unit value at end of period..................................  $ 10.858  $  9.678   $  7.062  $  11.503
Number of accumulation units outstanding at end of period (in thousands)..        24        33         13          2
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.878  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.950  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        37         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-4

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.782  $  11.445  $ 10.130   $  9.861
Accumulation unit value at end of period..................................  $ 14.843  $  13.782  $ 11.445   $ 10.130
Number of accumulation units outstanding at end of period (in thousands)..        61         66        54         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.813  $  13.144  $ 11.646   $ 11.348
Accumulation unit value at end of period..................................  $ 17.014  $  15.813  $ 13.144   $ 11.646
Number of accumulation units outstanding at end of period (in thousands)..         9          9        20         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.511  $  11.254  $  9.990   $ 10.195
Accumulation unit value at end of period..................................  $ 14.508  $  13.511  $ 11.254   $  9.990
Number of accumulation units outstanding at end of period (in thousands)..       101         80        91        121
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.342  $  12.804  $ 11.389   $ 11.143
Accumulation unit value at end of period..................................  $ 16.441  $  15.342  $ 12.804   $ 11.389
Number of accumulation units outstanding at end of period (in thousands)..       159        177       193        195
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.240  $  10.436  $  9.372   $  9.019
Accumulation unit value at end of period..................................  $ 14.780  $  13.240  $ 10.436   $  9.372
Number of accumulation units outstanding at end of period (in thousands)..         5         10        15         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.047  $  12.668  $ 12.256   $      -
Accumulation unit value at end of period..................................  $ 17.887  $  16.047  $ 12.668   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          5         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.023  $  10.290  $  9.265   $  8.938
Accumulation unit value at end of period..................................  $ 14.502  $  13.023  $ 10.290   $  9.265
Number of accumulation units outstanding at end of period (in thousands)..        27         29        80         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.806  $  12.502  $ 11.268   $ 10.881
Accumulation unit value at end of period..................................  $ 17.584  $  15.806  $ 12.502   $ 11.268
Number of accumulation units outstanding at end of period (in thousands)..         5          9         8          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.767  $  10.119  $  9.138   $  9.357
Accumulation unit value at end of period..................................  $ 14.174  $  12.767  $ 10.119   $  9.138
Number of accumulation units outstanding at end of period (in thousands)..        46         40        37         38

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.820  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.861  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        64         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.161  $  8.488   $ 11.558  $  10.973
Accumulation unit value at end of period..................................  $ 11.348  $ 10.161   $  8.488  $  11.558
Number of accumulation units outstanding at end of period (in thousands)..        26        25         16          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.017  $  8.401   $ 11.486  $  10.949
Accumulation unit value at end of period..................................  $ 11.143  $ 10.017   $  8.401  $  11.486
Number of accumulation units outstanding at end of period (in thousands)..       210       218         32          4
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.081  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.019  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.029  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.938  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        17         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.784  $  7.920   $ 11.459  $  11.231
Accumulation unit value at end of period..................................  $ 10.881  $  9.784   $  7.920  $  11.459
Number of accumulation units outstanding at end of period (in thousands)..         3         3          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-5

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.335  $  12.178  $ 11.020   $ 10.684
Accumulation unit value at end of period..................................  $ 16.991  $  15.335  $ 12.178   $ 11.020
Number of accumulation units outstanding at end of period (in thousands)..        79         71        64         48
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.769  $  10.330  $  9.318   $  9.139
Accumulation unit value at end of period..................................  $ 12.439  $  11.769  $ 10.330   $  9.318
Number of accumulation units outstanding at end of period (in thousands)..       250        178       340        312
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.496  $  12.742  $ 12.155   $      -
Accumulation unit value at end of period..................................  $ 15.298  $  14.496  $ 12.742   $      -
Number of accumulation units outstanding at end of period (in thousands)..         9         43        69          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.745  $  10.335  $  9.345   $  9.189
Accumulation unit value at end of period..................................  $ 12.383  $  11.745  $ 10.335   $  9.345
Number of accumulation units outstanding at end of period (in thousands)..       137        132       145        145
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.278  $  12.576  $ 11.384   $ 11.205
Accumulation unit value at end of period..................................  $ 15.039  $  14.278  $ 12.576   $ 11.384
Number of accumulation units outstanding at end of period (in thousands)..       163        156       167        173
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.524  $  10.171  $  9.225   $  9.535
Accumulation unit value at end of period..................................  $ 12.113  $  11.524  $ 10.171   $  9.225
Number of accumulation units outstanding at end of period (in thousands)..       304        316       228        216
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.853  $  12.250  $ 11.133   $ 11.002
Accumulation unit value at end of period..................................  $ 14.532  $  13.853  $ 12.250   $ 11.133
Number of accumulation units outstanding at end of period (in thousands)..       365        386       439        461
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 23.012  $  19.307  $ 16.321   $ 19.041
Accumulation unit value at end of period..................................  $ 22.229  $  23.012  $ 19.307   $ 16.321
Number of accumulation units outstanding at end of period (in thousands)..       133        179       133        114
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 21.833  $  18.345  $ 17.307   $      -
Accumulation unit value at end of period..................................  $ 21.059  $  21.833  $ 18.345   $      -
Number of accumulation units outstanding at end of period (in thousands)..        53         40        33          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.645  $  7.839   $ 11.388  $  11.206
Accumulation unit value at end of period..................................  $ 10.684  $  9.645   $  7.839  $  11.388
Number of accumulation units outstanding at end of period (in thousands)..        37        46          9          1
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.452  $  7.092   $ 10.241  $  10.000
Accumulation unit value at end of period..................................  $  9.139  $  8.452   $  7.092  $  10.241
Number of accumulation units outstanding at end of period (in thousands)..       229       194        147         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.520  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.189  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        96         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.399  $  8.756   $ 12.688  $  11.606
Accumulation unit value at end of period..................................  $ 11.205  $ 10.399   $  8.756  $  12.688
Number of accumulation units outstanding at end of period (in thousands)..       179       153        106         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.252  $  8.667   $ 12.609  $  11.580
Accumulation unit value at end of period..................................  $ 11.002  $ 10.252   $  8.667  $  12.609
Number of accumulation units outstanding at end of period (in thousands)..       444       410        154        161
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.544  $ 12.711   $ 21.547  $  20.238
Accumulation unit value at end of period..................................  $ 19.041  $ 17.544   $ 12.711  $  21.547
Number of accumulation units outstanding at end of period (in thousands)..       100        52         44         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-6

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.345  $   9.543  $  8.087   $  9.458
Accumulation unit value at end of period..................................  $ 10.932  $  11.345  $  9.543   $  8.087
Number of accumulation units outstanding at end of period (in thousands)..       164        148       176        136
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 22.026  $  18.545  $ 15.732   $ 18.418
Accumulation unit value at end of period..................................  $ 21.203  $  22.026  $ 18.545   $ 15.732
Number of accumulation units outstanding at end of period (in thousands)..        79         86        87        109
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.123  $   9.383  $  7.976   $  9.713
Accumulation unit value at end of period..................................  $ 10.686  $  11.123  $  9.383   $  7.976
Number of accumulation units outstanding at end of period (in thousands)..       199        215       160        128
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 20.951  $  17.710  $ 15.084   $ 17.730
Accumulation unit value at end of period..................................  $ 20.088  $  20.951  $ 17.710   $ 15.084
Number of accumulation units outstanding at end of period (in thousands)..       165        167       188        178
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.417  $  10.286  $  8.852   $  9.099
Accumulation unit value at end of period..................................  $ 14.493  $  13.417  $ 10.286   $  8.852
Number of accumulation units outstanding at end of period (in thousands)..       322        362       360        312
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.572  $  12.725  $ 12.151   $      -
Accumulation unit value at end of period..................................  $ 17.874  $  16.572  $ 12.725   $      -
Number of accumulation units outstanding at end of period (in thousands)..        50        102       121          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.197  $  10.143  $  8.751   $  9.017
Accumulation unit value at end of period..................................  $ 14.219  $  13.197  $ 10.143   $  8.751
Number of accumulation units outstanding at end of period (in thousands)..       135        127       121        118
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.323  $  12.559  $ 10.846   $ 11.187
Accumulation unit value at end of period..................................  $ 17.570  $  16.323  $ 12.559   $ 10.846
Number of accumulation units outstanding at end of period (in thousands)..         8         25        35         65
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.938  $   9.974  $  8.631   $  9.404
Accumulation unit value at end of period..................................  $ 13.899  $  12.938  $  9.974   $  8.631
Number of accumulation units outstanding at end of period (in thousands)..       268        271       184        144

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.737  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.458  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..       100         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.029  $ 12.382   $ 21.062  $  17.914
Accumulation unit value at end of period..................................  $ 18.418  $ 17.029   $ 12.382  $  21.062
Number of accumulation units outstanding at end of period (in thousands)..       103       104         49         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.460  $ 12.015   $ 20.521  $  17.524
Accumulation unit value at end of period..................................  $ 17.730  $ 16.460   $ 12.015  $  20.521
Number of accumulation units outstanding at end of period (in thousands)..       163       136         52         31
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.043  $  6.081   $ 10.168  $  10.000
Accumulation unit value at end of period..................................  $  9.099  $  8.043   $  6.081  $  10.168
Number of accumulation units outstanding at end of period (in thousands)..       167       139         79          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.991  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.017  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        99         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.923  $  7.529   $ 12.634  $  11.260
Accumulation unit value at end of period..................................  $ 11.187  $  9.923   $  7.529  $  12.634
Number of accumulation units outstanding at end of period (in thousands)..        61        63         34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-7

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.837  $  12.233  $ 10.607   $ 10.984
Accumulation unit value at end of period..................................  $ 16.979  $  15.837  $ 12.233   $ 10.607
Number of accumulation units outstanding at end of period (in thousands)..       187        206       261        274
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.737  $  10.920  $  9.116   $  9.951
Accumulation unit value at end of period..................................  $ 14.058  $  13.737  $ 10.920   $  9.116
Number of accumulation units outstanding at end of period (in thousands)..       110         99        84         69
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.315  $  13.786  $ 13.055   $      -
Accumulation unit value at end of period..................................  $ 17.693  $  17.315  $ 13.786   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2         14        33          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.512  $  10.768  $  9.011   $  9.861
Accumulation unit value at end of period..................................  $ 13.793  $  13.512  $ 10.768   $  9.011
Number of accumulation units outstanding at end of period (in thousands)..        47         33        33         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.055  $  13.606  $ 11.397   $ 12.485
Accumulation unit value at end of period..................................  $ 17.393  $  17.055  $ 13.606   $ 11.397
Number of accumulation units outstanding at end of period (in thousands)..        39         46        43         56
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.247  $  10.589  $  8.887   $ 10.108
Accumulation unit value at end of period..................................  $ 13.482  $  13.247  $ 10.589   $  8.887
Number of accumulation units outstanding at end of period (in thousands)..       101         84        71         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.547  $  13.253  $ 11.146   $ 12.259
Accumulation unit value at end of period..................................  $ 16.807  $  16.547  $ 13.253   $ 11.146
Number of accumulation units outstanding at end of period (in thousands)..        92        106       100        100
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.537  $   9.771  $  8.076   $  9.506
Accumulation unit value at end of period..................................  $ 12.660  $  12.537  $  9.771   $  8.076
Number of accumulation units outstanding at end of period (in thousands)..        32         27        13          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.870  $  13.168  $ 12.718   $      -
Accumulation unit value at end of period..................................  $ 17.010  $  16.870  $ 13.168   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          2        11          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.783  $  7.452   $ 12.555  $  11.234
Accumulation unit value at end of period..................................  $ 10.984  $  9.783   $  7.452  $  12.555
Number of accumulation units outstanding at end of period (in thousands)..       285       246         43         29
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.901  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.951  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        54         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.843  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.861  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        15         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.207  $  8.245   $ 13.425  $  11.711
Accumulation unit value at end of period..................................  $ 12.485  $ 11.207   $  8.245  $  13.425
Number of accumulation units outstanding at end of period (in thousands)..        50        49         16          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.048  $  8.161   $ 13.342  $  11.684
Accumulation unit value at end of period..................................  $ 12.259  $ 11.048   $  8.161  $  13.342
Number of accumulation units outstanding at end of period (in thousands)..        82        67         14          1
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.672  $  5.036   $ 10.038  $  10.000
Accumulation unit value at end of period..................................  $  9.506  $  7.672   $  5.036  $  10.038
Number of accumulation units outstanding at end of period (in thousands)..        28        26         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-8

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.334  $   9.637  $  7.986   $  9.422
Accumulation unit value at end of period..................................  $ 12.424  $  12.334  $  9.637   $  7.986
Number of accumulation units outstanding at end of period (in thousands)..         7          5         4         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.617  $  12.996  $ 10.780   $ 12.732
Accumulation unit value at end of period..................................  $ 16.721  $  16.617  $ 12.996   $ 10.780
Number of accumulation units outstanding at end of period (in thousands)..         1          4         5         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.096  $   9.479  $  7.878   $  9.485
Accumulation unit value at end of period..................................  $ 12.147  $  12.096  $  9.479   $  7.878
Number of accumulation units outstanding at end of period (in thousands)..        12          9         5         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.121  $  12.659  $ 10.542   $ 12.501
Accumulation unit value at end of period..................................  $ 16.157  $  16.121  $ 12.659   $ 10.542
Number of accumulation units outstanding at end of period (in thousands)..        14         16        16         16
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.490  $  11.819  $ 11.253   $ 10.654
Accumulation unit value at end of period..................................  $ 12.029  $  11.490  $ 11.819   $ 11.253
Number of accumulation units outstanding at end of period (in thousands)..       115         87       102         94
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.055  $  12.418  $ 12.086   $      -
Accumulation unit value at end of period..................................  $ 12.601  $  12.055  $ 12.418   $      -
Number of accumulation units outstanding at end of period (in thousands)..        17         46        64          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.302  $  11.654  $ 11.124   $ 10.558
Accumulation unit value at end of period..................................  $ 11.802  $  11.302  $ 11.654   $ 11.124
Number of accumulation units outstanding at end of period (in thousands)..        43         40        40         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.874  $  12.257  $ 11.711   $ 11.126
Accumulation unit value at end of period..................................  $ 12.387  $  11.874  $ 12.257   $ 11.711
Number of accumulation units outstanding at end of period (in thousands)..        27         26        32         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.080  $  11.460  $ 10.972   $ 10.659
Accumulation unit value at end of period..................................  $ 11.536  $  11.080  $ 11.460   $ 10.972
Number of accumulation units outstanding at end of period (in thousands)..        67         76        73         78

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.624  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.422  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         8         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.312  $  6.793   $ 13.587  $  11.741
Accumulation unit value at end of period..................................  $ 12.732  $ 10.312   $  6.793  $  13.587
Number of accumulation units outstanding at end of period (in thousands)..         8         7          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.166  $  6.723   $ 13.502  $  11.715
Accumulation unit value at end of period..................................  $ 12.501  $ 10.166   $  6.723  $  13.502
Number of accumulation units outstanding at end of period (in thousands)..        16        19          5         14
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.012  $  8.783   $ 10.094  $  10.000
Accumulation unit value at end of period..................................  $ 10.654  $ 10.012   $  8.783  $  10.094
Number of accumulation units outstanding at end of period (in thousands)..        66        56         35          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.947  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.558  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        47         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.492  $  9.237   $ 10.653  $  10.429
Accumulation unit value at end of period..................................  $ 11.126  $ 10.492   $  9.237  $  10.653
Number of accumulation units outstanding at end of period (in thousands)..        62        50         29          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                   APP I-9

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.520  $  11.939  $ 11.453   $ 10.925
Accumulation unit value at end of period..................................  $ 11.970  $  11.520  $ 11.939   $ 11.453
Number of accumulation units outstanding at end of period (in thousands)..       127        154       173        187
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.468  $  14.664  $ 12.261   $ 12.991
Accumulation unit value at end of period..................................  $ 21.103  $  19.468  $ 14.664   $ 12.261
Number of accumulation units outstanding at end of period (in thousands)..       309        282       343        374
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 20.252  $  15.277  $ 14.591   $      -
Accumulation unit value at end of period..................................  $ 21.920  $  20.252  $ 15.277   $      -
Number of accumulation units outstanding at end of period (in thousands)..       103        125       147          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.470  $  10.171  $  8.526   $  9.056
Accumulation unit value at end of period..................................  $ 14.565  $  13.470  $ 10.171   $  8.526
Number of accumulation units outstanding at end of period (in thousands)..       291        292       327        345
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.634  $  14.085  $ 11.818   $ 12.566
Accumulation unit value at end of period..................................  $ 20.129  $  18.634  $ 14.085   $ 11.818
Number of accumulation units outstanding at end of period (in thousands)..       228        220       206        283
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.206  $  10.002  $  8.409   $  9.307
Accumulation unit value at end of period..................................  $ 14.236  $  13.206  $ 10.002   $  8.409
Number of accumulation units outstanding at end of period (in thousands)..       396        376       304        344
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.725  $  13.451  $ 11.332   $ 12.097
Accumulation unit value at end of period..................................  $ 19.070  $  17.725  $ 13.451   $ 11.332
Number of accumulation units outstanding at end of period (in thousands)..       388        443       520        495
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.619  $  10.769  $  9.699   $  9.267
Accumulation unit value at end of period..................................  $ 13.562  $  12.619  $ 10.769   $  9.699
Number of accumulation units outstanding at end of period (in thousands)..       392        303       287        245
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.196  $  12.988  $ 12.327   $      -
Accumulation unit value at end of period..................................  $ 16.307  $  15.196  $ 12.988   $      -
Number of accumulation units outstanding at end of period (in thousands)..        49         94       101          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.344  $  9.142   $ 10.586  $  10.405
Accumulation unit value at end of period..................................  $ 10.925  $ 10.344   $  9.142  $  10.586
Number of accumulation units outstanding at end of period (in thousands)..       202       211         59         34
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.662  $  8.739   $ 14.453  $  14.412
Accumulation unit value at end of period..................................  $ 12.991  $ 11.662   $  8.739  $  14.453
Number of accumulation units outstanding at end of period (in thousands)..       375       204        109         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.150  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.056  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..       207         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.320  $  8.512   $ 14.128  $  12.884
Accumulation unit value at end of period..................................  $ 12.566  $ 11.320   $  8.512  $  14.128
Number of accumulation units outstanding at end of period (in thousands)..       324       316        250        165
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.941  $  8.260   $ 13.765  $  12.603
Accumulation unit value at end of period..................................  $ 12.097  $ 10.941   $  8.260  $  13.765
Number of accumulation units outstanding at end of period (in thousands)..       492       482        190        106
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.345  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.267  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..       105         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-10

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.412  $  10.619  $  9.588   $  9.183
Accumulation unit value at end of period..................................  $ 13.307  $  12.412  $ 10.619   $  9.588
Number of accumulation units outstanding at end of period (in thousands)..       132        113       163        169
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.967  $  12.818  $ 11.586   $ 11.107
Accumulation unit value at end of period..................................  $ 16.031  $  14.967  $ 12.818   $ 11.586
Number of accumulation units outstanding at end of period (in thousands)..        57         43        36         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.168  $  10.442  $  9.457   $  9.577
Accumulation unit value at end of period..................................  $ 13.007  $  12.168  $ 10.442   $  9.457
Number of accumulation units outstanding at end of period (in thousands)..       129        136       104         88
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.521  $  12.486  $ 11.330   $ 10.906
Accumulation unit value at end of period..................................  $ 15.491  $  14.521  $ 12.486   $ 11.330
Number of accumulation units outstanding at end of period (in thousands)..       134        154       164        175
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.855  $   9.792  $  8.543   $  8.771
Accumulation unit value at end of period..................................  $ 14.285  $  12.855  $  9.792   $  8.543
Number of accumulation units outstanding at end of period (in thousands)..       140         69        89         79
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.270  $  11.649  $ 11.249   $      -
Accumulation unit value at end of period..................................  $ 16.944  $  15.270  $ 11.649   $      -
Number of accumulation units outstanding at end of period (in thousands)..        36         87       109          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.645  $   9.656  $  8.445   $  8.692
Accumulation unit value at end of period..................................  $ 14.016  $  12.645  $  9.656   $  8.445
Number of accumulation units outstanding at end of period (in thousands)..        79         66        41         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.041  $  11.497  $ 10.066   $ 10.371
Accumulation unit value at end of period..................................  $ 16.656  $  15.041  $ 11.497   $ 10.066
Number of accumulation units outstanding at end of period (in thousands)..        25         52        48         62
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.396  $   9.495  $  8.329   $  8.872
Accumulation unit value at end of period..................................  $ 13.700  $  12.396  $  9.495   $  8.329
Number of accumulation units outstanding at end of period (in thousands)..        78        105       102         92

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.291  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.183  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        62         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.038  $  8.163   $ 11.641  $  11.354
Accumulation unit value at end of period..................................  $ 11.107  $ 10.038   $  8.163  $  11.641
Number of accumulation units outstanding at end of period (in thousands)..        57        54         27         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.896  $  8.080   $ 11.568  $  11.329
Accumulation unit value at end of period..................................  $ 10.906  $  9.896   $  8.080  $  11.568
Number of accumulation units outstanding at end of period (in thousands)..       156       162         33         14
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.978  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.771  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        69         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.926  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.692  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        52         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.466  $  7.534   $ 11.680  $  11.162
Accumulation unit value at end of period..................................  $ 10.371  $  9.466   $  7.534  $  11.680
Number of accumulation units outstanding at end of period (in thousands)..        81        93         67         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-11

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.593  $  11.199  $  9.844   $ 10.183
Accumulation unit value at end of period..................................  $ 16.095  $  14.593  $ 11.199   $  9.844
Number of accumulation units outstanding at end of period (in thousands)..       166        174       180        156
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.681  $  11.024  $  8.965   $  9.579
Accumulation unit value at end of period..................................  $ 16.261  $  15.681  $ 11.024   $  8.965
Number of accumulation units outstanding at end of period (in thousands)..        34         32        27         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 19.563  $  13.773  $ 12.991   $      -
Accumulation unit value at end of period..................................  $ 20.255  $  19.563  $ 13.773   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6         10         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.424  $  10.871  $  8.862   $  9.493
Accumulation unit value at end of period..................................  $ 15.955  $  15.424  $ 10.871   $  8.862
Number of accumulation units outstanding at end of period (in thousands)..         5          9         4          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 19.269  $  13.594  $ 11.093   $ 11.895
Accumulation unit value at end of period..................................  $ 19.911  $  19.269  $ 13.594   $ 11.093
Number of accumulation units outstanding at end of period (in thousands)..         5          1         4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.121  $  10.689  $  8.740   $  9.921
Accumulation unit value at end of period..................................  $ 15.594  $  15.121  $ 10.689   $  8.740
Number of accumulation units outstanding at end of period (in thousands)..        29         29        21         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.695  $  13.241  $ 10.849   $ 11.680
Accumulation unit value at end of period..................................  $ 19.241  $  18.695  $ 13.241   $ 10.849
Number of accumulation units outstanding at end of period (in thousands)..        29         29        26         24
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.965  $   9.911  $  8.887   $  8.373
Accumulation unit value at end of period..................................  $ 14.297  $  12.965  $  9.911   $  8.887
Number of accumulation units outstanding at end of period (in thousands)..        26         18        60         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.738  $  12.049  $ 11.689   $      -
Accumulation unit value at end of period..................................  $ 17.328  $  15.738  $ 12.049   $      -
Number of accumulation units outstanding at end of period (in thousands)..        12         16        21          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.332  $  7.457   $ 11.607  $  11.137
Accumulation unit value at end of period..................................  $ 10.183  $  9.332   $  7.457  $  11.607
Number of accumulation units outstanding at end of period (in thousands)..       143       129         25         14
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.518  $  5.915   $ 10.253  $  10.000
Accumulation unit value at end of period..................................  $  9.579  $  8.518   $  5.915  $  10.253
Number of accumulation units outstanding at end of period (in thousands)..        31        26         19         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.463  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.493  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.614  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.895  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.464  $  7.321   $ 12.787  $  12.690
Accumulation unit value at end of period..................................  $ 11.680  $ 10.464   $  7.321  $  12.787
Number of accumulation units outstanding at end of period (in thousands)..        19        19          5          8
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.449  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.373  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-12

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.752  $   9.773  $  8.785   $  8.297
Accumulation unit value at end of period..................................  $ 14.027  $  12.752  $  9.773   $  8.785
Number of accumulation units outstanding at end of period (in thousands)..        25         18        14         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.501  $  11.892  $ 10.700   $ 10.116
Accumulation unit value at end of period..................................  $ 17.034  $  15.501  $ 11.892   $ 10.700
Number of accumulation units outstanding at end of period (in thousands)..        31         31        32         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.502  $   9.610  $  8.664   $  8.812
Accumulation unit value at end of period..................................  $ 13.711  $  12.502  $  9.610   $  8.664
Number of accumulation units outstanding at end of period (in thousands)..        65         53        36         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.039  $  11.584  $ 10.465   $  9.933
Accumulation unit value at end of period..................................  $ 16.460  $  15.039  $ 11.584   $ 10.465
Number of accumulation units outstanding at end of period (in thousands)..        74         88        97         85
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.728  $  14.314  $ 12.541   $ 12.537
Accumulation unit value at end of period..................................  $ 20.033  $  18.728  $ 14.314   $ 12.541
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.621  $  14.253  $ 14.315   $      -
Accumulation unit value at end of period..................................  $ 19.888  $  18.621  $ 14.253   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 18.549  $  14.213  $ 12.484   $ 12.511
Accumulation unit value at end of period..................................  $ 19.792  $  18.549  $ 14.213   $ 12.484
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.478  $  14.172  $ 12.461   $ 12.500
Accumulation unit value at end of period..................................  $ 19.697  $  18.478  $ 14.172   $ 12.461
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 18.337  $  14.092  $ 12.415   $ 13.531
Accumulation unit value at end of period..................................  $ 19.507  $  18.337  $ 14.092   $ 12.415
Number of accumulation units outstanding at end of period (in thousands)..         6          5         4          2

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.401  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.297  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        36         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.032  $  7.679   $ 11.616  $  11.306
Accumulation unit value at end of period..................................  $ 10.116  $  9.032   $  7.679  $  11.616
Number of accumulation units outstanding at end of period (in thousands)..        19        16         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.904  $  7.601   $ 11.544  $  12.293
Accumulation unit value at end of period..................................  $  9.933  $  8.904   $  7.601  $  11.544
Number of accumulation units outstanding at end of period (in thousands)..        96        93         36          2
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-13

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.196  $  14.012  $ 12.369   $ 12.458
Accumulation unit value at end of period..................................  $ 19.319  $  18.196  $ 14.012   $ 12.369
Number of accumulation units outstanding at end of period (in thousands)..         7          6         4          3
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.378  $  12.220  $ 11.829   $ 11.737
Accumulation unit value at end of period..................................  $ 14.078  $  15.378  $ 12.220   $ 11.829
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.290  $  12.168  $ 12.864   $      -
Accumulation unit value at end of period..................................  $ 13.976  $  15.290  $ 12.168   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.231  $  12.133  $ 11.775   $ 11.712
Accumulation unit value at end of period..................................  $ 13.908  $  15.231  $ 12.133   $ 11.775
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.173  $  12.099  $ 11.753   $ 11.702
Accumulation unit value at end of period..................................  $ 13.841  $  15.173  $ 12.099   $ 11.753
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.056  $  12.030  $ 11.710   $ 12.682
Accumulation unit value at end of period..................................  $ 13.708  $  15.056  $ 12.030   $ 11.710
Number of accumulation units outstanding at end of period (in thousands)..         6          5         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.941  $  11.962  $ 11.667   $ 11.663
Accumulation unit value at end of period..................................  $ 13.575  $  14.941  $ 11.962   $ 11.667
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.947  $  13.475  $ 11.891   $ 11.422
Accumulation unit value at end of period..................................  $ 19.515  $  17.947  $ 13.475   $ 11.891
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.844  $  13.418  $ 12.865   $      -
Accumulation unit value at end of period..................................  $ 19.374  $  17.844  $ 13.418   $      -
Number of accumulation units outstanding at end of period (in thousands)..        15          0         0          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-14

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.775  $  13.380  $ 11.836   $ 11.398
Accumulation unit value at end of period..................................  $ 19.280  $  17.775  $ 13.380   $ 11.836
Number of accumulation units outstanding at end of period (in thousands)..         9          8         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.707  $  13.342  $ 11.815   $ 11.388
Accumulation unit value at end of period..................................  $ 19.187  $  17.707  $ 13.342   $ 11.815
Number of accumulation units outstanding at end of period (in thousands)..         -          -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.571  $  13.266  $ 11.771   $ 12.551
Accumulation unit value at end of period..................................  $ 19.002  $  17.571  $ 13.266   $ 11.771
Number of accumulation units outstanding at end of period (in thousands)..        26         33        14          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.437  $  13.191  $ 11.728   $ 11.350
Accumulation unit value at end of period..................................  $ 18.819  $  17.437  $ 13.191   $ 11.728
Number of accumulation units outstanding at end of period (in thousands)..         5          3         5          4
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.919  $  10.861  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.937  $  12.919  $ 10.861   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.881  $  10.846  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.880  $  12.881  $ 10.846   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.856  $  10.835  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.841  $  12.856  $ 10.835   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.830  $  10.825  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.803  $  12.830  $ 10.825   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.780  $  10.804  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.728  $  12.780  $ 10.804   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-15

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.730  $  10.783  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.652  $  12.730  $ 10.783   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.855  $  12.004  $ 11.106   $ 10.875
Accumulation unit value at end of period..................................  $ 12.371  $  11.855  $ 12.004   $ 11.106
Number of accumulation units outstanding at end of period (in thousands)..        15         13         6         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.755  $  11.920  $ 11.285   $      -
Accumulation unit value at end of period..................................  $ 12.248  $  11.755  $ 11.920   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.688  $  11.865  $ 11.005   $ 10.803
Accumulation unit value at end of period..................................  $ 12.167  $  11.688  $ 11.865   $ 11.005
Number of accumulation units outstanding at end of period (in thousands)..         8         15        20         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.622  $  11.809  $ 10.964   $ 10.774
Accumulation unit value at end of period..................................  $ 12.086  $  11.622  $ 11.809   $ 10.964
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.491  $  11.700  $ 10.884   $ 10.947
Accumulation unit value at end of period..................................  $ 11.926  $  11.491  $ 11.700   $ 10.884
Number of accumulation units outstanding at end of period (in thousands)..        27         28        16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.361  $  11.591  $ 10.805   $ 10.660
Accumulation unit value at end of period..................................  $ 11.768  $  11.361  $ 11.591   $ 10.805
Number of accumulation units outstanding at end of period (in thousands)..        19         19        35         37
CLEARBRIDGE AGGRESSIVE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.627  $  10.867  $  9.216   $  9.135
Accumulation unit value at end of period..................................  $ 17.819  $  15.627  $ 10.867   $  9.216
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.472  $  10.775  $ 10.404   $      -
Accumulation unit value at end of period..................................  $ 17.616  $  15.472  $ 10.775   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CLEARBRIDGE AGGRESSIVE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-16

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.370  $  10.715  $  9.110   $  9.052
Accumulation unit value at end of period..................................  $ 17.482  $  15.370  $ 10.715   $  9.110
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.268  $  10.655  $  9.068   $  9.020
Accumulation unit value at end of period..................................  $ 17.349  $  15.268  $ 10.655   $  9.068
Number of accumulation units outstanding at end of period (in thousands)..         1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.066  $  10.535  $  8.984   $  9.934
Accumulation unit value at end of period..................................  $ 17.086  $  15.066  $ 10.535   $  8.984
Number of accumulation units outstanding at end of period (in thousands)..         5          5         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.868  $  10.417  $  8.901   $  8.889
Accumulation unit value at end of period..................................  $ 16.826  $  14.868  $ 10.417   $  8.901
Number of accumulation units outstanding at end of period (in thousands)..         -          2         2          2
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.269  $  12.656  $ 10.706   $ 10.698
Accumulation unit value at end of period..................................  $ 18.773  $  18.269  $ 12.656   $ 10.706
Number of accumulation units outstanding at end of period (in thousands)..        21         16         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.088  $  12.550  $ 12.500   $      -
Accumulation unit value at end of period..................................  $ 18.559  $  18.088  $ 12.550   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.969  $  12.479  $ 10.583   $ 10.601
Accumulation unit value at end of period..................................  $ 18.418  $  17.969  $ 12.479   $ 10.583
Number of accumulation units outstanding at end of period (in thousands)..         -          0         8          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.850  $  12.409  $ 10.534   $ 10.563
Accumulation unit value at end of period..................................  $ 18.278  $  17.850  $ 12.409   $ 10.534
Number of accumulation units outstanding at end of period (in thousands)..         2          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.614  $  12.270  $ 10.437   $ 11.387
Accumulation unit value at end of period..................................  $ 18.001  $  17.614  $ 12.270   $ 10.437
Number of accumulation units outstanding at end of period (in thousands)..         3          3         1          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-17

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.382  $  12.132  $ 10.340   $ 10.410
Accumulation unit value at end of period..................................  $ 17.728  $  17.382  $ 12.132   $ 10.340
Number of accumulation units outstanding at end of period (in thousands)..         2          3         4          3
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.198  $  11.786  $ 10.220   $ 10.616
Accumulation unit value at end of period..................................  $ 18.307  $  16.198  $ 11.786   $ 10.220
Number of accumulation units outstanding at end of period (in thousands)..         -          0         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.907  $  11.591  $ 11.213   $      -
Accumulation unit value at end of period..................................  $ 17.951  $  15.907  $ 11.591   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.823  $   6.436  $  5.595   $  5.826
Accumulation unit value at end of period..................................  $  9.947  $   8.823  $  6.436   $  5.595
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.582  $  11.377  $  9.900   $ 10.319
Accumulation unit value at end of period..................................  $ 17.549  $  15.582  $ 11.377   $  9.900
Number of accumulation units outstanding at end of period (in thousands)..         6          5         5          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  8.650  $   6.328  $  5.518   $  5.841
Accumulation unit value at end of period..................................  $  9.723  $   8.650  $  6.328   $  5.518
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.905  $  10.927  $  9.546   $  9.991
Accumulation unit value at end of period..................................  $ 16.720  $  14.905  $ 10.927   $  9.546
Number of accumulation units outstanding at end of period (in thousands)..         5          5         5          4
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.058  $   9.241  $  8.091   $  8.606
Accumulation unit value at end of period..................................  $ 13.415  $  12.058  $  9.241   $  8.091
Number of accumulation units outstanding at end of period (in thousands)..         3          3         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.939  $   9.163  $  8.866   $      -
Accumulation unit value at end of period..................................  $ 13.262  $  11.939  $  9.163   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-18

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.457  $   8.802   $  7.726   $  8.238
Accumulation unit value at end of period..................................  $ 12.715  $  11.457   $  8.802   $  7.726
Number of accumulation units outstanding at end of period (in thousands)..         8          9         14          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.781  $   9.060   $  7.961   $  8.497
Accumulation unit value at end of period..................................  $ 13.061  $  11.781   $  9.060   $  7.961
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.232  $   8.655   $  7.620   $  8.482
Accumulation unit value at end of period..................................  $ 12.428  $  11.232   $  8.655   $  7.620
Number of accumulation units outstanding at end of period (in thousands)..         -          0          0         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.472  $   8.858   $  7.814   $  8.374
Accumulation unit value at end of period..................................  $ 12.668  $  11.472   $  8.858   $  7.814
Number of accumulation units outstanding at end of period (in thousands)..         -          0          0          1
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.011  $   9.675   $  8.347   $  8.764
Accumulation unit value at end of period..................................  $ 14.498  $  13.011   $  9.675   $  8.347
Number of accumulation units outstanding at end of period (in thousands)..         6         10         20         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.882  $   9.593   $  9.209   $      -
Accumulation unit value at end of period..................................  $ 14.333  $  12.882   $  9.593   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.797  $   9.540   $  8.251   $  8.685
Accumulation unit value at end of period..................................  $ 14.225  $  12.797   $  9.540   $  8.251
Number of accumulation units outstanding at end of period (in thousands)..        19          8         13          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.713  $   9.486   $  8.213   $  8.654
Accumulation unit value at end of period..................................  $ 14.117  $  12.713   $  9.486   $  8.213
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)         0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.546  $   9.381   $  8.138   $  9.143
Accumulation unit value at end of period..................................  $ 13.904  $  12.546   $  9.381   $  8.138
Number of accumulation units outstanding at end of period (in thousands)..        34         38         35         23

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-19

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.381  $   9.276  $  8.063   $  8.530
Accumulation unit value at end of period..................................  $ 13.694  $  12.381  $  9.276   $  8.063
Number of accumulation units outstanding at end of period (in thousands)..        14         22        27         22
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.133  $  11.176  $  9.616   $ 10.544
Accumulation unit value at end of period..................................  $ 15.554  $  15.133  $ 11.176   $  9.616
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.983  $  11.082  $ 10.449   $      -
Accumulation unit value at end of period..................................  $ 15.377  $  14.983  $ 11.082   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.549  $  10.771  $  9.290   $ 10.213
Accumulation unit value at end of period..................................  $ 14.916  $  14.549  $ 10.771   $  9.290
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.785  $  10.957  $  9.460   $ 10.410
Accumulation unit value at end of period..................................  $ 15.143  $  14.785  $ 10.957   $  9.460
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.263  $  10.591  $  9.163   $ 10.427
Accumulation unit value at end of period..................................  $ 14.579  $  14.263  $ 10.591   $  9.163
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.397  $  10.713  $  9.286   $ 10.260
Accumulation unit value at end of period..................................  $ 14.687  $  14.397  $ 10.713   $  9.286
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.947  $  11.886  $ 11.087   $ 11.988
Accumulation unit value at end of period..................................  $ 18.547  $  14.947  $ 11.886   $ 11.087
Number of accumulation units outstanding at end of period (in thousands)..         -          -         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.798  $  11.785  $ 12.840   $      -
Accumulation unit value at end of period..................................  $ 18.335  $  14.798  $ 11.785   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-20

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.452  $  11.521  $ 10.774   $ 11.679
Accumulation unit value at end of period..................................  $ 17.889  $  14.452  $ 11.521   $ 10.774
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.603  $  11.653  $ 10.909   $ 11.836
Accumulation unit value at end of period..................................  $ 18.057  $  14.603  $ 11.653   $ 10.909
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.169  $  11.329  $ 10.627   $ 11.713
Accumulation unit value at end of period..................................  $ 17.485  $  14.169  $ 11.329   $ 10.627
Number of accumulation units outstanding at end of period (in thousands)..         3          3         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.220  $  11.393  $ 10.708   $ 11.665
Accumulation unit value at end of period..................................  $ 17.514  $  14.220  $ 11.393   $ 10.708
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          5
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.260  $   9.864  $  8.390   $  9.207
Accumulation unit value at end of period..................................  $ 14.084  $  13.260  $  9.864   $  8.390
Number of accumulation units outstanding at end of period (in thousands)..         5         14        10          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.128  $   9.780  $  9.356   $      -
Accumulation unit value at end of period..................................  $ 13.923  $  13.128  $  9.780   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.764  $   9.518  $  8.117   $  8.930
Accumulation unit value at end of period..................................  $ 13.523  $  12.764  $  9.518   $  8.117
Number of accumulation units outstanding at end of period (in thousands)..         2          1         3         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.955  $   9.670  $  8.255   $  9.091
Accumulation unit value at end of period..................................  $ 13.712  $  12.955  $  9.670   $  8.255
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.513  $   9.359  $  8.005   $  9.337
Accumulation unit value at end of period..................................  $ 13.218  $  12.513  $  9.359   $  8.005
Number of accumulation units outstanding at end of period (in thousands)..         2          4         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-21

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.615  $   9.455  $  8.103   $  8.959
Accumulation unit value at end of period..................................  $ 13.299  $  12.615  $  9.455   $  8.103
Number of accumulation units outstanding at end of period (in thousands)..        15         14        19         18
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.620  $   8.930  $  8.001   $  8.344
Accumulation unit value at end of period..................................  $ 13.474  $  12.620  $  8.930   $  8.001
Number of accumulation units outstanding at end of period (in thousands)..         3          2         2          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.674  $  10.399  $  9.975   $      -
Accumulation unit value at end of period..................................  $ 15.645  $  14.674  $ 10.399   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.416  $   8.808  $  7.911   $  8.271
Accumulation unit value at end of period..................................  $ 13.224  $  12.416  $  8.808   $  7.911
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.454  $  10.264  $  9.228   $  9.657
Accumulation unit value at end of period..................................  $ 15.379  $  14.454  $ 10.264   $  9.228
Number of accumulation units outstanding at end of period (in thousands)..         3          6         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.176  $   8.663  $  7.804   $  8.419
Accumulation unit value at end of period..................................  $ 12.929  $  12.176  $  8.663   $  7.804
Number of accumulation units outstanding at end of period (in thousands)..         4          4         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.023  $   9.997  $  9.024   $  9.482
Accumulation unit value at end of period..................................  $ 14.861  $  14.023  $  9.997   $  9.024
Number of accumulation units outstanding at end of period (in thousands)..         1          1         4          4
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.404  $  10.601  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.881  $  10.404  $ 10.601   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          3         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.373  $  10.586  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.833  $  10.373  $ 10.586   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.360  $  5.108   $  9.286  $  10.000
Accumulation unit value at end of period..................................  $  8.344  $  7.360   $  5.108  $   9.286
Number of accumulation units outstanding at end of period (in thousands)..         2         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.314  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.271  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.549  $  5.954   $ 10.861  $  11.112
Accumulation unit value at end of period..................................  $  9.657  $  8.549   $  5.954  $  10.861
Number of accumulation units outstanding at end of period (in thousands)..        16        13         11          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.428  $  5.893   $ 10.794  $  11.087
Accumulation unit value at end of period..................................  $  9.482  $  8.428   $  5.893  $  10.794
Number of accumulation units outstanding at end of period (in thousands)..         8         5          2          1
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-22

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.353  $  10.576  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.801  $  10.353  $ 10.576   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.332  $  10.565  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.769  $  10.332  $ 10.565   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.292  $  10.545  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.705  $  10.292  $ 10.545   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6          3         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.251  $  10.525  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.642  $  10.251  $ 10.525   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          6         0          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.033  $  11.551  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.724  $  11.033  $ 11.551   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.000  $  11.534  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.668  $  11.000  $ 11.534   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.979  $  11.523  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.630  $  10.979  $ 11.523   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.957  $  11.512  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.593  $  10.957  $ 11.512   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.914  $  11.490  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.518  $  10.914  $ 11.490   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-23

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.871  $  11.468  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.444  $  10.871  $ 11.468   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.105  $  12.490  $ 12.105   $ 11.324
Accumulation unit value at end of period..................................  $ 12.715  $  12.105  $ 12.490   $ 12.105
Number of accumulation units outstanding at end of period (in thousands)..        91         72        59         50
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.003  $  12.403  $ 12.170   $      -
Accumulation unit value at end of period..................................  $ 12.589  $  12.003  $ 12.403   $      -
Number of accumulation units outstanding at end of period (in thousands)..        24         25         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.935  $  12.345  $ 11.994   $ 11.249
Accumulation unit value at end of period..................................  $ 12.505  $  11.935  $ 12.345   $ 11.994
Number of accumulation units outstanding at end of period (in thousands)..        39         49        67         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.867  $  12.287  $ 11.951   $ 11.219
Accumulation unit value at end of period..................................  $ 12.422  $  11.867  $ 12.287   $ 11.951
Number of accumulation units outstanding at end of period (in thousands)..        15         25        25          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.734  $  12.173  $ 11.863   $ 11.384
Accumulation unit value at end of period..................................  $ 12.257  $  11.734  $ 12.173   $ 11.863
Number of accumulation units outstanding at end of period (in thousands)..        54         63        37         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.601  $  12.060  $ 11.776   $ 11.099
Accumulation unit value at end of period..................................  $ 12.095  $  11.601  $ 12.060   $ 11.776
Number of accumulation units outstanding at end of period (in thousands)..        97         88        93         79
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.859  $  15.021  $ 12.881   $ 13.236
Accumulation unit value at end of period..................................  $ 21.611  $  19.859  $ 15.021   $ 12.881
Number of accumulation units outstanding at end of period (in thousands)..        56         57        51         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 19.608  $  14.854  $ 14.391   $      -
Accumulation unit value at end of period..................................  $ 21.307  $  19.608  $ 14.854   $      -
Number of accumulation units outstanding at end of period (in thousands)..         5         11        12          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-24

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 16.337  $  12.388  $ 10.650   $ 10.971
Accumulation unit value at end of period..................................  $ 17.734  $  16.337  $ 12.388   $ 10.650
Number of accumulation units outstanding at end of period (in thousands)..        22         16        27         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 19.280  $  14.634  $ 12.593   $ 12.986
Accumulation unit value at end of period..................................  $ 20.907  $  19.280  $ 14.634   $ 12.593
Number of accumulation units outstanding at end of period (in thousands)..        20         18        13         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 16.062  $  12.216  $ 10.533   $ 11.731
Accumulation unit value at end of period..................................  $ 17.383  $  16.062  $ 12.216   $ 10.533
Number of accumulation units outstanding at end of period (in thousands)..        40         28        21         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.638  $  14.204  $ 12.272   $ 12.706
Accumulation unit value at end of period..................................  $ 20.132  $  18.638  $ 14.204   $ 12.272
Number of accumulation units outstanding at end of period (in thousands)..        39         37        40         34
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.355  $  10.950  $  9.532   $  9.424
Accumulation unit value at end of period..................................  $ 16.161  $  14.355  $ 10.950   $  9.532
Number of accumulation units outstanding at end of period (in thousands)..       148        119       111        147
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.234  $  10.873  $ 10.566   $      -
Accumulation unit value at end of period..................................  $ 16.000  $  14.234  $ 10.873   $      -
Number of accumulation units outstanding at end of period (in thousands)..        28         35        30          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.153  $  10.823  $  9.444   $  9.361
Accumulation unit value at end of period..................................  $ 15.894  $  14.153  $ 10.823   $  9.444
Number of accumulation units outstanding at end of period (in thousands)..        58         39        39         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.073  $  10.772  $  9.410   $  9.336
Accumulation unit value at end of period..................................  $ 15.788  $  14.073  $ 10.772   $  9.410
Number of accumulation units outstanding at end of period (in thousands)..        36         40        26         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.915  $  10.672  $  9.341   $  9.773
Accumulation unit value at end of period..................................  $ 15.579  $  13.915  $ 10.672   $  9.341
Number of accumulation units outstanding at end of period (in thousands)..        67         73        50         26

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-25

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.758  $  10.573  $  9.273   $  9.237
Accumulation unit value at end of period..................................  $ 15.373  $  13.758  $ 10.573   $  9.273
Number of accumulation units outstanding at end of period (in thousands)..       123         95        99         85
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 20.055  $  14.319  $ 12.404   $ 12.365
Accumulation unit value at end of period..................................  $ 21.034  $  20.055  $ 14.319   $ 12.404
Number of accumulation units outstanding at end of period (in thousands)..        32         29        30         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 19.802  $  14.160  $ 13.547   $      -
Accumulation unit value at end of period..................................  $ 20.737  $  19.802  $ 14.160   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.938  $  12.839  $ 11.150   $ 11.143
Accumulation unit value at end of period..................................  $ 18.766  $  17.938  $ 12.839   $ 11.150
Number of accumulation units outstanding at end of period (in thousands)..        27         14         9          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 19.470  $  13.950  $ 12.127   $ 12.131
Accumulation unit value at end of period..................................  $ 20.349  $  19.470  $ 13.950   $ 12.127
Number of accumulation units outstanding at end of period (in thousands)..         7          8         6          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.635  $  12.661  $ 11.028   $ 11.816
Accumulation unit value at end of period..................................  $ 18.394  $  17.635  $ 12.661   $ 11.028
Number of accumulation units outstanding at end of period (in thousands)..        17         15        10          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.823  $  13.540  $ 11.818   $ 11.869
Accumulation unit value at end of period..................................  $ 19.594  $  18.823  $ 13.540   $ 11.818
Number of accumulation units outstanding at end of period (in thousands)..        29         23        20         24
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.911  $  11.041  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.564  $  14.911  $ 11.041   $      -
Number of accumulation units outstanding at end of period (in thousands)..         8          6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.867  $  11.025  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.495  $  14.867  $ 11.025   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-26

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.838  $  11.015  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.449  $  14.838  $ 11.015   $      -
Number of accumulation units outstanding at end of period (in thousands)..         7          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.809  $  11.004  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.403  $  14.809  $ 11.004   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.751  $  10.983  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.312  $  14.751  $ 10.983   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.693  $  10.962  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.222  $  14.693  $ 10.962   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6          4         1          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.237  $  10.882  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.157  $  14.237  $ 10.882   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.195  $  10.866  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.090  $  14.195  $ 10.866   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.167  $  10.856  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.045  $  14.167  $ 10.856   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.139  $  10.845  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.001  $  14.139  $ 10.845   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.084  $  10.824  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.912  $  14.084  $ 10.824   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-27

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.029  $  10.803  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.824  $  14.029  $ 10.803   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.190  $  13.768  $ 12.083   $ 11.945
Accumulation unit value at end of period..................................  $ 19.432  $  18.190  $ 13.768   $ 12.083
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.071  $  13.699  $ 13.012   $      -
Accumulation unit value at end of period..................................  $ 19.276  $  18.071  $ 13.699   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.992  $  13.653  $ 12.012   $ 11.904
Accumulation unit value at end of period..................................  $ 19.173  $  17.992  $ 13.653   $ 12.012
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.914  $  13.607  $ 11.983   $ 11.888
Accumulation unit value at end of period..................................  $ 19.071  $  17.914  $ 13.607   $ 11.983
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.758  $  13.516  $ 11.927   $ 12.494
Accumulation unit value at end of period..................................  $ 18.867  $  17.758  $ 13.516   $ 11.927
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.604  $  13.425  $ 11.871   $ 11.823
Accumulation unit value at end of period..................................  $ 18.666  $  17.604  $ 13.425   $ 11.871
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.359  $  10.202  $  9.217   $  8.620
Accumulation unit value at end of period..................................  $ 14.348  $  13.359  $ 10.202   $  9.217
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.198  $  12.389  $ 12.149   $      -
Accumulation unit value at end of period..................................  $ 17.371  $  16.198  $ 12.389   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          0         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.832  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.945  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.822  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.904  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.819  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.888  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.803  $  6.732   $ 10.321  $  11.574
Accumulation unit value at end of period..................................  $ 11.823  $ 10.803   $  6.732  $  10.321
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.754  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.620  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-28

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.144  $  10.063  $  9.113   $  8.545
Accumulation unit value at end of period..................................  $ 14.082  $  13.144  $ 10.063   $  9.113
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.955  $  12.227  $ 11.084   $ 10.403
Accumulation unit value at end of period..................................  $ 17.076  $  15.955  $ 12.227   $ 11.084
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.890  $   9.898  $  8.991   $  8.962
Accumulation unit value at end of period..................................  $ 13.768  $  12.890  $  9.898   $  8.991
Number of accumulation units outstanding at end of period (in thousands)..         3          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.479  $  11.910  $ 10.841   $ 10.215
Accumulation unit value at end of period..................................  $ 16.501  $  15.479  $ 11.910   $ 10.841
Number of accumulation units outstanding at end of period (in thousands)..         2          4         3          3
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.328  $  12.641  $ 12.381   $ 11.917
Accumulation unit value at end of period..................................  $ 12.900  $  12.328  $ 12.641   $ 12.381
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.704  $  13.046  $ 12.925   $      -
Accumulation unit value at end of period..................................  $ 13.273  $  12.704  $ 13.046   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.129  $  12.468  $ 12.242   $ 11.813
Accumulation unit value at end of period..................................  $ 12.660  $  12.129  $ 12.468   $ 12.242
Number of accumulation units outstanding at end of period (in thousands)..         9          8         7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.513  $  12.876  $ 12.655   $ 12.224
Accumulation unit value at end of period..................................  $ 13.048  $  12.513  $ 12.876   $ 12.655
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.894  $  12.263  $ 12.078   $ 11.883
Accumulation unit value at end of period..................................  $ 12.378  $  11.894  $ 12.263   $ 12.078
Number of accumulation units outstanding at end of period (in thousands)..         6         14         5         16

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.705  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.545  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.390  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.403  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.257  $  8.101   $ 11.660  $  11.558
Accumulation unit value at end of period..................................  $ 10.215  $  9.257   $  8.101  $  11.660
Number of accumulation units outstanding at end of period (in thousands)..         3         2          -          -
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.432  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.917  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.361  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.813  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.768  $ 11.174   $ 10.902  $  10.401
Accumulation unit value at end of period..................................  $ 12.224  $ 11.768   $ 11.174  $  10.902
Number of accumulation units outstanding at end of period (in thousands)..         1         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-29

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.140  $  12.542  $ 12.377   $ 12.003
Accumulation unit value at end of period..................................  $ 12.609  $  12.140  $ 12.542   $ 12.377
Number of accumulation units outstanding at end of period (in thousands)..         5          6        16         13
FEDERATED GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.183  $  11.179  $ 10.040   $ 10.386
Accumulation unit value at end of period..................................  $ 13.599  $  13.183  $ 11.179   $ 10.040
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.516  $  13.178  $ 12.938   $      -
Accumulation unit value at end of period..................................  $ 15.982  $  15.516  $ 13.178   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.082  $  14.522  $ 13.075   $ 13.559
Accumulation unit value at end of period..................................  $ 17.577  $  17.082  $ 14.522   $ 13.075
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.284  $  13.006  $ 11.721   $ 12.167
Accumulation unit value at end of period..................................  $ 15.710  $  15.284  $ 13.006   $ 11.721
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.896  $  15.260  $ 13.780   $ 14.869
Accumulation unit value at end of period..................................  $ 18.359  $  17.896  $ 15.260   $ 13.780
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.828  $  12.669  $ 11.463   $ 11.947
Accumulation unit value at end of period..................................  $ 15.181  $  14.828  $ 12.669   $ 11.463
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.879  $  14.957  $ 13.154   $ 12.631
Accumulation unit value at end of period..................................  $ 16.137  $  15.879  $ 14.957   $ 13.154
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.224  $  16.249  $ 15.217   $      -
Accumulation unit value at end of period..................................  $ 17.478  $  17.224  $ 16.249   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.601  $ 11.060   $ 10.834  $  10.377
Accumulation unit value at end of period..................................  $ 12.003  $ 11.601   $ 11.060  $  10.834
Number of accumulation units outstanding at end of period (in thousands)..        17        14          3          0
FEDERATED GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.400  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.386  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.302  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.559  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.051  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.167  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.895  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.947  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.128  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.631  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-30

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.623  $  14.753  $ 13.007   $ 12.521
Accumulation unit value at end of period..................................  $ 15.837  $  15.623  $ 14.753   $ 13.007
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.966  $  16.037  $ 14.153   $ 13.638
Accumulation unit value at end of period..................................  $ 17.181  $  16.966  $ 16.037   $ 14.153
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.321  $  14.511  $ 12.832   $ 12.838
Accumulation unit value at end of period..................................  $ 15.485  $  15.321  $ 14.511   $ 12.832
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.460  $  15.621  $ 13.841   $ 13.391
Accumulation unit value at end of period..................................  $ 16.603  $  16.460  $ 15.621   $ 13.841
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          3
FEDERATED INTERNATIONAL LEADERS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.561  $  12.300  $  9.502   $ 11.722
Accumulation unit value at end of period..................................  $ 14.795  $  15.561  $ 12.300   $  9.502
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.463  $  12.241  $ 10.979   $      -
Accumulation unit value at end of period..................................  $ 14.680  $  15.463  $ 12.241   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.398  $  12.202  $  9.450   $ 11.687
Accumulation unit value at end of period..................................  $ 14.604  $  15.398  $ 12.202   $  9.450
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.334  $  12.163  $  9.429   $ 11.673
Accumulation unit value at end of period..................................  $ 14.528  $  15.334  $ 12.163   $  9.429
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.205  $  12.085  $  9.387   $ 11.968
Accumulation unit value at end of period..................................  $ 14.377  $  15.205  $ 12.085   $  9.387
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.059  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.521  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.057  $  8.046   $ 10.910  $  10.645
Accumulation unit value at end of period..................................  $ 13.638  $ 12.057   $  8.046  $  10.910
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.886  $  7.964   $ 10.842  $  10.621
Accumulation unit value at end of period..................................  $ 13.391  $ 11.886   $  7.964  $  10.842
Number of accumulation units outstanding at end of period (in thousands)..         3         2          2          -
FEDERATED INTERNATIONAL LEADERS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-31

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.078  $  12.007  $  9.346   $ 11.616
Accumulation unit value at end of period..................................  $ 14.228  $  15.078  $ 12.007   $  9.346
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.305  $   9.515  $  8.152   $  9.502
Accumulation unit value at end of period..................................  $ 14.448  $  13.305  $  9.515   $  8.152
Number of accumulation units outstanding at end of period (in thousands)..        94         76       123        158
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.660  $  11.931  $ 11.908   $      -
Accumulation unit value at end of period..................................  $ 18.064  $  16.660  $ 11.931   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1         10         9          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.087  $   9.382  $  8.059   $  9.417
Accumulation unit value at end of period..................................  $ 14.176  $  13.087  $  9.382   $  8.059
Number of accumulation units outstanding at end of period (in thousands)..        29         33        32         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.410  $  11.776  $ 10.125   $ 11.843
Accumulation unit value at end of period..................................  $ 17.758  $  16.410  $ 11.776   $ 10.125
Number of accumulation units outstanding at end of period (in thousands)..        23         31        42         38
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.830  $   9.226  $  7.948   $  9.554
Accumulation unit value at end of period..................................  $ 13.856  $  12.830  $  9.226   $  7.948
Number of accumulation units outstanding at end of period (in thousands)..        66         62        35         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.921  $  11.471  $  9.902   $ 11.629
Accumulation unit value at end of period..................................  $ 17.160  $  15.921  $ 11.471   $  9.902
Number of accumulation units outstanding at end of period (in thousands)..        63         73        90         96
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.722  $   9.124  $  8.594   $  8.960
Accumulation unit value at end of period..................................  $ 14.386  $  12.722  $  9.124   $  8.594
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.757  $  11.317  $ 11.508   $      -
Accumulation unit value at end of period..................................  $ 17.791  $  15.757  $ 11.317   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.042  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.502  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        37         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.990  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.417  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        59         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.058  $  7.822   $ 13.653  $  11.342
Accumulation unit value at end of period..................................  $ 11.843  $ 10.058   $  7.822  $  13.653
Number of accumulation units outstanding at end of period (in thousands)..        38        31         21          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.916  $  7.743   $ 13.568  $  11.316
Accumulation unit value at end of period..................................  $ 11.629  $  9.916   $  7.743  $  13.568
Number of accumulation units outstanding at end of period (in thousands)..       109        97         21          8
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.574  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.960  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-32

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.514  $   8.997  $  8.496   $  8.879
Accumulation unit value at end of period..................................  $ 14.115  $  12.514  $  8.997   $  8.496
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.520  $  11.169  $ 10.559   $ 11.046
Accumulation unit value at end of period..................................  $ 17.489  $  15.520  $ 11.169   $ 10.559
Number of accumulation units outstanding at end of period (in thousands)..         4          4         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.268  $   8.847  $  8.379   $  9.561
Accumulation unit value at end of period..................................  $ 13.797  $  12.268  $  8.847   $  8.379
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.058  $  10.880  $ 10.326   $ 10.846
Accumulation unit value at end of period..................................  $ 16.900  $  15.058  $ 10.880   $ 10.326
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          0
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 42.872  $  43.705  $ 41.435   $ 39.415
Accumulation unit value at end of period..................................  $ 44.672  $  42.872  $ 43.705   $ 41.435
Number of accumulation units outstanding at end of period (in thousands)..         3          3         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.955  $  14.248  $ 13.855   $      -
Accumulation unit value at end of period..................................  $ 14.519  $  13.955  $ 14.248   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.314  $  13.607  $ 12.933   $ 12.333
Accumulation unit value at end of period..................................  $ 13.839  $  13.314  $ 13.607   $ 12.933
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.746  $  14.062  $ 13.378   $ 12.771
Accumulation unit value at end of period..................................  $ 14.273  $  13.746  $ 14.062   $ 13.378
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.279  $  13.612  $ 12.976   $ 12.633
Accumulation unit value at end of period..................................  $ 13.761  $  13.279  $ 13.612   $ 12.976
Number of accumulation units outstanding at end of period (in thousands)..         5          2        10          9

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.524  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.879  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.370  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.046  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.237  $  7.147   $ 12.641  $  10.844
Accumulation unit value at end of period..................................  $ 10.846  $  9.237   $  7.147  $  12.641
Number of accumulation units outstanding at end of period (in thousands)..         0         3          2          -
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 37.076  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 39.415  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.630  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.333  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.055  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.771  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-33

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.336  $  13.698  $ 13.084   $ 12.540
Accumulation unit value at end of period..................................  $ 13.792  $  13.336  $ 13.698   $ 13.084
Number of accumulation units outstanding at end of period (in thousands)..         8         12        13         11
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.270  $  10.535  $  8.206   $  9.252
Accumulation unit value at end of period..................................  $ 14.923  $  14.270  $ 10.535   $  8.206
Number of accumulation units outstanding at end of period (in thousands)..        44         69        74         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.128  $  10.446  $  9.434   $      -
Accumulation unit value at end of period..................................  $ 14.753  $  14.128  $ 10.446   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1        14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.594  $  10.061  $  7.857   $  8.880
Accumulation unit value at end of period..................................  $ 14.182  $  13.594  $ 10.061   $  7.857
Number of accumulation units outstanding at end of period (in thousands)..        28         26        14         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.941  $  10.328  $  8.074   $  9.134
Accumulation unit value at end of period..................................  $ 14.529  $  13.941  $ 10.328   $  8.074
Number of accumulation units outstanding at end of period (in thousands)..         6          6         4         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.327  $   9.893  $  7.749   $  9.253
Accumulation unit value at end of period..................................  $ 13.862  $  13.327  $  9.893   $  7.749
Number of accumulation units outstanding at end of period (in thousands)..        18         26        24         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.576  $  10.098  $  7.925   $  9.002
Accumulation unit value at end of period..................................  $ 14.092  $  13.576  $ 10.098   $  7.925
Number of accumulation units outstanding at end of period (in thousands)..        32         36        36         30
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.438  $  10.888  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.872  $  14.438  $ 10.888   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.406  $  10.880  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.813  $  14.406  $ 10.880   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.884  $ 10.764   $ 10.910  $  10.373
Accumulation unit value at end of period..................................  $ 12.540  $ 11.884   $ 10.764  $  10.910
Number of accumulation units outstanding at end of period (in thousands)..        10        12          0          -
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-34

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.385  $  10.875  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.774  $  14.385  $ 10.875   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.364  $  10.870  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.735  $  14.364  $ 10.870   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.322  $  10.860  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.658  $  14.322  $ 10.860   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.280  $  10.850  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.581  $  14.280  $ 10.850   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.113  $  11.939  $ 11.111   $ 11.246
Accumulation unit value at end of period..................................  $ 13.485  $  13.113  $ 11.939   $ 11.111
Number of accumulation units outstanding at end of period (in thousands)..        76         90       105         93
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.682  $  13.387  $ 13.070   $      -
Accumulation unit value at end of period..................................  $ 15.076  $  14.682  $ 13.387   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          2         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.057  $  11.918  $ 11.119   $ 11.283
Accumulation unit value at end of period..................................  $ 13.394  $  13.057  $ 11.918   $ 11.119
Number of accumulation units outstanding at end of period (in thousands)..         9         13        21          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.462  $  13.213  $ 12.339   $ 12.534
Accumulation unit value at end of period..................................  $ 14.820  $  14.462  $ 13.213   $ 12.339
Number of accumulation units outstanding at end of period (in thousands)..        15         13        14          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.645  $  11.576  $ 10.832   $ 11.316
Accumulation unit value at end of period..................................  $ 12.933  $  12.645  $ 11.576   $ 10.832
Number of accumulation units outstanding at end of period (in thousands)..        22         23        14         20

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.276  $  8.630   $ 10.253   $  10.000
Accumulation unit value at end of period..................................  $ 11.246  $ 10.276   $  8.630   $  10.253
Number of accumulation units outstanding at end of period (in thousands)..        86        76          7           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.334  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 11.283  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.492  $  9.685   $ 11.548   $  10.755
Accumulation unit value at end of period..................................  $ 12.534  $ 11.492   $  9.685   $  11.548
Number of accumulation units outstanding at end of period (in thousands)..         5         5          5           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-35

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.031  $  12.870  $ 12.068   $ 12.307
Accumulation unit value at end of period..................................  $ 14.321  $  14.031  $ 12.870   $ 12.068
Number of accumulation units outstanding at end of period (in thousands)..        76         62        70         57
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.277  $  11.029  $ 10.029   $ 10.407
Accumulation unit value at end of period..................................  $ 13.864  $  13.277  $ 11.029   $ 10.029
Number of accumulation units outstanding at end of period (in thousands)..        89        105       105         96
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.835  $  13.174  $ 12.889   $      -
Accumulation unit value at end of period..................................  $ 16.511  $  15.835  $ 13.174   $      -
Number of accumulation units outstanding at end of period (in thousands)..        80         65        63          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.059  $  10.876  $  9.915   $ 10.314
Accumulation unit value at end of period..................................  $ 13.603  $  13.059  $ 10.876   $  9.915
Number of accumulation units outstanding at end of period (in thousands)..        25         39        36         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.597  $  13.002  $ 11.865   $ 12.355
Accumulation unit value at end of period..................................  $ 16.231  $  15.597  $ 13.002   $ 11.865
Number of accumulation units outstanding at end of period (in thousands)..        21         25        13          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.803  $  10.694  $  9.778   $ 10.568
Accumulation unit value at end of period..................................  $ 13.296  $  12.803  $ 10.694   $  9.778
Number of accumulation units outstanding at end of period (in thousands)..        61         67        74         81
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.132  $  12.665  $ 11.604   $ 12.132
Accumulation unit value at end of period..................................  $ 15.684  $  15.132  $ 12.665   $ 11.604
Number of accumulation units outstanding at end of period (in thousands)..        94         81        82         74
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.038  $  14.974  $ 13.005   $ 12.502
Accumulation unit value at end of period..................................  $ 15.896  $  16.038  $ 14.974   $ 13.005
Number of accumulation units outstanding at end of period (in thousands)..        20          7         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.386  $  16.257  $ 15.051   $      -
Accumulation unit value at end of period..................................  $ 17.206  $  17.386  $ 16.257   $      -
Number of accumulation units outstanding at end of period (in thousands)..        11         11        13          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.329  $  9.587   $ 11.476   $  10.731
Accumulation unit value at end of period..................................  $ 12.307  $ 11.329   $  9.587   $  11.476
Number of accumulation units outstanding at end of period (in thousands)..        43        35         19           1
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.150  $  7.015   $ 10.182   $  10.000
Accumulation unit value at end of period..................................  $ 10.407  $  9.150   $  7.015   $  10.182
Number of accumulation units outstanding at end of period (in thousands)..       112        89          9           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.091  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 10.314  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.901  $  8.387   $ 12.215   $  11.140
Accumulation unit value at end of period..................................  $ 12.355  $ 10.901   $  8.387   $  12.215
Number of accumulation units outstanding at end of period (in thousands)..        27        26         23           0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.747  $  8.301   $ 12.139   $  11.115
Accumulation unit value at end of period..................................  $ 12.132  $ 10.747   $  8.301   $  12.139
Number of accumulation units outstanding at end of period (in thousands)..        87        65         31          11
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.105  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 12.502  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-36

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.780  $  14.769  $ 12.860   $ 12.393
Accumulation unit value at end of period..................................  $ 15.601  $  15.780  $ 14.769   $ 12.860
Number of accumulation units outstanding at end of period (in thousands)..         1         10        12         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.126  $  16.045  $ 13.985   $ 13.490
Accumulation unit value at end of period..................................  $ 16.914  $  17.126  $ 16.045   $ 13.985
Number of accumulation units outstanding at end of period (in thousands)..         4          3         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.475  $  14.527  $ 12.687   $ 12.764
Accumulation unit value at end of period..................................  $ 15.253  $  15.475  $ 14.527   $ 12.687
Number of accumulation units outstanding at end of period (in thousands)..        10         10         3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.615  $  15.630  $ 13.677   $ 13.246
Accumulation unit value at end of period..................................  $ 16.345  $  16.615  $ 15.630   $ 13.677
Number of accumulation units outstanding at end of period (in thousands)..        28         22        21         37
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.999  $  12.317  $ 10.889   $ 10.643
Accumulation unit value at end of period..................................  $ 14.503  $  13.999  $ 12.317   $ 10.889
Number of accumulation units outstanding at end of period (in thousands)..       107         99       131        106
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.001  $  14.099  $ 13.149   $      -
Accumulation unit value at end of period..................................  $ 16.552  $  16.001  $ 14.099   $      -
Number of accumulation units outstanding at end of period (in thousands)..        47         34        24          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.077  $  11.534  $ 10.222   $ 10.016
Accumulation unit value at end of period..................................  $ 13.513  $  13.077  $ 11.534   $ 10.222
Number of accumulation units outstanding at end of period (in thousands)..       126        116       128        143
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.761  $  13.915  $ 12.345   $ 12.108
Accumulation unit value at end of period..................................  $ 16.271  $  15.761  $ 13.915   $ 12.345
Number of accumulation units outstanding at end of period (in thousands)..        24         28        37         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.820  $  11.341  $ 10.082   $ 10.446
Accumulation unit value at end of period..................................  $ 13.208  $  12.820  $ 11.341   $ 10.082
Number of accumulation units outstanding at end of period (in thousands)..       156        155       120         88

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.036  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.393  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.025  $  8.403   $ 10.940  $  10.693
Accumulation unit value at end of period..................................  $ 13.490  $ 12.025   $  8.403  $  10.940
Number of accumulation units outstanding at end of period (in thousands)..         2         1          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.855  $  8.317   $ 10.872  $  10.669
Accumulation unit value at end of period..................................  $ 13.246  $ 11.855   $  8.317  $  10.872
Number of accumulation units outstanding at end of period (in thousands)..        11         9          1          0
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.473  $  7.052   $ 10.200  $  10.000
Accumulation unit value at end of period..................................  $ 10.643  $  9.473   $  7.052  $  10.200
Number of accumulation units outstanding at end of period (in thousands)..        88        73         57         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.938  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.016  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..       112         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.815  $  8.079   $ 11.727  $  11.230
Accumulation unit value at end of period..................................  $ 12.108  $ 10.815   $  8.079  $  11.727
Number of accumulation units outstanding at end of period (in thousands)..        47        40         33         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-37

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.291  $  13.554  $ 12.073   $ 11.889
Accumulation unit value at end of period..................................  $ 15.723  $  15.291  $ 13.554   $ 12.073
Number of accumulation units outstanding at end of period (in thousands)..       128        142       148        184
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.449  $  11.820  $ 10.864   $ 11.084
Accumulation unit value at end of period..................................  $ 13.928  $  13.449  $ 11.820   $ 10.864
Number of accumulation units outstanding at end of period (in thousands)..       113         87        89         60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.461  $  13.609  $ 13.265   $      -
Accumulation unit value at end of period..................................  $ 15.987  $  15.461  $ 13.609   $      -
Number of accumulation units outstanding at end of period (in thousands)..        75         57        53          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.229  $  11.656  $ 10.740   $ 10.984
Accumulation unit value at end of period..................................  $ 13.665  $  13.229  $ 11.656   $ 10.740
Number of accumulation units outstanding at end of period (in thousands)..        81         99        86         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.229  $  13.431  $ 12.388   $ 12.683
Accumulation unit value at end of period..................................  $ 15.716  $  15.229  $ 13.431   $ 12.388
Number of accumulation units outstanding at end of period (in thousands)..        31         60        38          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.969  $  11.461  $ 10.592   $ 11.207
Accumulation unit value at end of period..................................  $ 13.357  $  12.969  $ 11.461   $ 10.592
Number of accumulation units outstanding at end of period (in thousands)..        56         45        79        128
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.775  $  13.083  $ 12.115   $ 12.453
Accumulation unit value at end of period..................................  $ 15.186  $  14.775  $ 13.083   $ 12.115
Number of accumulation units outstanding at end of period (in thousands)..       134        123       131        145
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.752  $   9.177  $  7.945   $  8.189
Accumulation unit value at end of period..................................  $ 12.451  $  11.752  $  9.177   $  7.945
Number of accumulation units outstanding at end of period (in thousands)..         5          2         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.007  $  10.955  $ 10.310   $      -
Accumulation unit value at end of period..................................  $ 14.818  $  14.007  $ 10.955   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.662  $  7.997   $ 11.653   $  11.205
Accumulation unit value at end of period..................................  $ 11.889  $ 10.662   $  7.997   $  11.653
Number of accumulation units outstanding at end of period (in thousands)..       209       163         46          56
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.949  $  8.019   $ 10.230   $  10.000
Accumulation unit value at end of period..................................  $ 11.084  $  9.949   $  8.019   $  10.230
Number of accumulation units outstanding at end of period (in thousands)..        55        45          2           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.884  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 10.984  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..        31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.424  $  9.241   $ 11.830   $  10.906
Accumulation unit value at end of period..................................  $ 12.683  $ 11.424   $  9.241   $  11.830
Number of accumulation units outstanding at end of period (in thousands)..        18        18         14           1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.262  $  9.146   $ 11.756   $  10.881
Accumulation unit value at end of period..................................  $ 12.453  $ 11.262   $  9.146   $  11.756
Number of accumulation units outstanding at end of period (in thousands)..       127       132         60          35
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.427  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $  8.189  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-38

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.744  $   9.194  $  7.979   $  8.245
Accumulation unit value at end of period..................................  $ 12.412  $  11.744  $  9.194   $  7.979
Number of accumulation units outstanding at end of period (in thousands)..        21         23        20          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.797  $  10.812  $  9.392   $  9.716
Accumulation unit value at end of period..................................  $ 14.566  $  13.797  $ 10.812   $  9.392
Number of accumulation units outstanding at end of period (in thousands)..         4         15        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.843  $   8.514  $  7.411   $  8.073
Accumulation unit value at end of period..................................  $ 11.425  $  10.843  $  8.514   $  7.411
Number of accumulation units outstanding at end of period (in thousands)..        13         17        12         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.386  $  10.532  $  9.186   $  9.540
Accumulation unit value at end of period..................................  $ 14.076  $  13.386  $ 10.532   $  9.186
Number of accumulation units outstanding at end of period (in thousands)..        16         28        34         33
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.013  $  10.440  $  9.258   $  9.592
Accumulation unit value at end of period..................................  $ 13.596  $  13.013  $ 10.440   $  9.258
Number of accumulation units outstanding at end of period (in thousands)..         4          4        14          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.963  $  13.630  $ 12.897   $      -
Accumulation unit value at end of period..................................  $ 17.697  $  16.963  $ 13.630   $      -
Number of accumulation units outstanding at end of period (in thousands)..        13         11        10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.803  $  10.298  $  9.154   $  9.508
Accumulation unit value at end of period..................................  $ 13.344  $  12.803  $ 10.298   $  9.154
Number of accumulation units outstanding at end of period (in thousands)..         -          0        12         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.709  $  13.452  $ 11.971   $ 12.446
Accumulation unit value at end of period..................................  $ 17.397  $  16.709  $ 13.452   $ 11.971
Number of accumulation units outstanding at end of period (in thousands)..        36         61        56         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.555  $  10.129  $  9.031   $  9.831
Accumulation unit value at end of period..................................  $ 13.046  $  12.555  $ 10.129   $  9.031
Number of accumulation units outstanding at end of period (in thousands)..        12         14        14         23

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.496  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.245  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.842  $  6.897   $ 11.686  $  11.479
Accumulation unit value at end of period..................................  $  9.716  $  8.842   $  6.897  $  11.686
Number of accumulation units outstanding at end of period (in thousands)..        13         9         12          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.717  $  6.826   $ 11.613  $  11.453
Accumulation unit value at end of period..................................  $  9.540  $  8.717   $  6.826  $  11.613
Number of accumulation units outstanding at end of period (in thousands)..        27        24          7          2
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.678  $  7.214   $  9.896  $  10.000
Accumulation unit value at end of period..................................  $  9.592  $  8.678   $  7.214  $   9.896
Number of accumulation units outstanding at end of period (in thousands)..        83        74         64          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.624  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.508  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        12         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.300  $  9.427   $ 12.976  $  13.136
Accumulation unit value at end of period..................................  $ 12.446  $ 11.300   $  9.427  $  12.976
Number of accumulation units outstanding at end of period (in thousands)..        71        51         41         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-39

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.211  $  13.104  $ 11.707   $ 12.220
Accumulation unit value at end of period..................................  $ 16.811  $  16.211  $ 13.104   $ 11.707
Number of accumulation units outstanding at end of period (in thousands)..        28         27        27         29
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.554  $  14.173  $ 12.679   $ 12.413
Accumulation unit value at end of period..................................  $ 14.723  $  14.554  $ 14.173   $ 12.679
Number of accumulation units outstanding at end of period (in thousands)..        26         60        90         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.745  $  15.357  $ 14.497   $      -
Accumulation unit value at end of period..................................  $ 15.904  $  15.745  $ 15.357   $      -
Number of accumulation units outstanding at end of period (in thousands)..        12         14        13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.315  $  13.976  $ 12.534   $ 12.301
Accumulation unit value at end of period..................................  $ 14.446  $  14.315  $ 13.976   $ 12.534
Number of accumulation units outstanding at end of period (in thousands)..        30         32        21         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.509  $  15.157  $ 13.606   $ 13.367
Accumulation unit value at end of period..................................  $ 15.634  $  15.509  $ 15.157   $ 13.606
Number of accumulation units outstanding at end of period (in thousands)..         6          4         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.034  $  13.743  $ 12.362   $ 12.597
Accumulation unit value at end of period..................................  $ 14.120  $  14.034  $ 13.743   $ 12.362
Number of accumulation units outstanding at end of period (in thousands)..        50         38        45         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.047  $  14.764  $ 13.307   $ 13.126
Accumulation unit value at end of period..................................  $ 15.108  $  15.047  $ 14.764   $ 13.307
Number of accumulation units outstanding at end of period (in thousands)..        68         55        50         41
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.993  $  13.281  $ 13.147   $ 12.370
Accumulation unit value at end of period..................................  $ 13.485  $  12.993  $ 13.281   $ 13.147
Number of accumulation units outstanding at end of period (in thousands)..         8          6        14         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.366  $  13.682  $ 13.647   $      -
Accumulation unit value at end of period..................................  $ 13.851  $  13.366  $ 13.682   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         5          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.140  $  9.330   $ 12.896  $  13.275
Accumulation unit value at end of period..................................  $ 12.220  $ 11.140   $  9.330  $  12.896
Number of accumulation units outstanding at end of period (in thousands)..        36        52         35         48
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.253  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.413  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        41         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.180  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.301  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.161  $  9.768   $ 11.063  $  10.538
Accumulation unit value at end of period..................................  $ 13.367  $ 12.161   $  9.768  $  11.063
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.988  $  9.669   $ 10.994  $  10.515
Accumulation unit value at end of period..................................  $ 13.126  $ 11.988   $  9.669  $  10.994
Number of accumulation units outstanding at end of period (in thousands)..        37        49          1          -
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.720  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.370  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-40

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.783  $  13.099  $ 13.000   $ 12.262
Accumulation unit value at end of period..................................  $ 13.235  $  12.783  $ 13.099   $ 13.000
Number of accumulation units outstanding at end of period (in thousands)..         3          4         8          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.165  $  13.504  $ 13.414   $ 12.666
Accumulation unit value at end of period..................................  $ 13.616  $  13.165  $ 13.504   $ 13.414
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.536  $  12.885  $ 12.825   $ 12.441
Accumulation unit value at end of period..................................  $ 12.940  $  12.536  $ 12.885   $ 12.825
Number of accumulation units outstanding at end of period (in thousands)..         6          5         4         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.773  $  13.154  $ 13.119   $ 12.437
Accumulation unit value at end of period..................................  $ 13.158  $  12.773  $ 13.154   $ 13.119
Number of accumulation units outstanding at end of period (in thousands)..        37         38        71         49
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.622  $   9.065  $  8.108   $  7.934
Accumulation unit value at end of period..................................  $ 11.676  $  10.622  $  9.065   $  8.108
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.073  $  10.319  $  9.905   $      -
Accumulation unit value at end of period..................................  $ 13.251  $  12.073  $ 10.319   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.450  $   8.941  $  8.017   $  7.864
Accumulation unit value at end of period..................................  $ 11.459  $  10.450  $  8.941   $  8.017
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.891  $  10.184  $  9.141   $  8.976
Accumulation unit value at end of period..................................  $ 13.026  $  11.891  $ 10.184   $  9.141
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.248  $   8.794  $  7.909   $  8.118
Accumulation unit value at end of period..................................  $ 11.204  $  10.248  $  8.794   $  7.909
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.647  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.262  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.043  $ 11.592   $ 10.938  $  10.372
Accumulation unit value at end of period..................................  $ 12.666  $ 12.043   $ 11.592  $  10.938
Number of accumulation units outstanding at end of period (in thousands)..         4         2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.872  $ 11.474   $ 10.870  $  10.349
Accumulation unit value at end of period..................................  $ 12.437  $ 11.872   $ 11.474  $  10.870
Number of accumulation units outstanding at end of period (in thousands)..        59        68          1          -
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.174  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.934  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.129  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.864  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.144  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.976  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-41

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.537  $   9.920  $  8.940   $  8.813
Accumulation unit value at end of period..................................  $ 12.588  $  11.537  $  9.920   $  8.940
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.573  $  11.124  $  9.430   $  9.619
Accumulation unit value at end of period..................................  $ 16.484  $  14.573  $ 11.124   $  9.430
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.556  $  12.656  $ 12.512   $      -
Accumulation unit value at end of period..................................  $ 18.698  $  16.556  $ 12.656   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.344  $  10.976  $  9.328   $  9.539
Accumulation unit value at end of period..................................  $ 16.185  $  14.344  $ 10.976   $  9.328
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.307  $  12.491  $ 10.626   $ 10.877
Accumulation unit value at end of period..................................  $ 18.381  $  16.307  $ 12.491   $ 10.626
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.074  $  10.802  $  9.207   $  9.820
Accumulation unit value at end of period..................................  $ 15.832  $  14.074  $ 10.802   $  9.207
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.821  $  12.167  $ 10.392   $ 10.680
Accumulation unit value at end of period..................................  $ 17.762  $  15.821  $ 12.167   $ 10.392
Number of accumulation units outstanding at end of period (in thousands)..         -          0         1          1
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.863  $  13.154  $ 12.481   $ 11.715
Accumulation unit value at end of period..................................  $ 13.475  $  12.863  $ 13.154   $ 12.481
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.001  $  13.315  $ 12.869   $      -
Accumulation unit value at end of period..................................  $ 13.598  $  13.001  $ 13.315   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.029  $  6.462   $ 10.962  $  10.999
Accumulation unit value at end of period..................................  $  8.813  $  8.029   $  6.462  $  10.962
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.723  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.619  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.672  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.539  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.898  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.877  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.758  $  6.666   $ 11.802  $  10.906
Accumulation unit value at end of period..................................  $ 10.680  $  9.758   $  6.666  $  11.802
Number of accumulation units outstanding at end of period (in thousands)..         1         1          1          0
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.966  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.715  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-42

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.444  $  12.757  $ 12.134   $ 11.419
Accumulation unit value at end of period..................................  $ 13.003  $  12.444  $ 12.757   $ 12.134
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.805  $  13.141  $ 12.512   $ 11.786
Accumulation unit value at end of period..................................  $ 13.368  $  12.805  $ 13.141   $ 12.512
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.203  $  12.548  $ 11.971   $ 11.525
Accumulation unit value at end of period..................................  $ 12.714  $  12.203  $ 12.548   $ 11.971
Number of accumulation units outstanding at end of period (in thousands)..         2          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.424  $  12.801  $ 12.237   $ 11.573
Accumulation unit value at end of period..................................  $ 12.917  $  12.424  $ 12.801   $ 12.237
Number of accumulation units outstanding at end of period (in thousands)..         5          4         6          5
GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.567  $   7.528  $  6.188   $  7.528
Accumulation unit value at end of period..................................  $  8.296  $   9.567  $  7.528   $  6.188
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.964  $   9.429  $  8.600   $      -
Accumulation unit value at end of period..................................  $ 10.360  $  11.964  $  9.429   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.412  $   7.425  $  6.118   $  7.462
Accumulation unit value at end of period..................................  $  8.142  $   9.412  $  7.425   $  6.118
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.784  $   9.306  $  7.675   $  9.371
Accumulation unit value at end of period..................................  $ 10.184  $  11.784  $  9.306   $  7.675
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  9.230  $   7.303  $  6.036   $  7.563
Accumulation unit value at end of period..................................  $  7.961  $   9.230  $  7.303   $  6.036
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.715  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.419  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.071  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.786  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.914  $  9.531   $ 10.851  $  10.326
Accumulation unit value at end of period..................................  $ 11.573  $ 10.914   $  9.531  $  10.851
Number of accumulation units outstanding at end of period (in thousands)..         4         3          1          0
GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -
Accumulation unit value at end of period..................................  $      -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-43

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.433  $   9.064  $  7.506   $  9.201
Accumulation unit value at end of period..................................  $  9.841  $  11.433  $  9.064   $  7.506
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.545  $  12.931  $ 12.675   $ 11.963
Accumulation unit value at end of period..................................  $ 12.994  $  12.545  $ 12.931   $ 12.675
Number of accumulation units outstanding at end of period (in thousands)..         2          2         3         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.956  $  13.375  $ 13.215   $      -
Accumulation unit value at end of period..................................  $ 13.400  $  12.956  $ 13.375   $      -
Number of accumulation units outstanding at end of period (in thousands)..         7          6        10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.339  $  12.751  $ 12.530   $ 11.856
Accumulation unit value at end of period..................................  $ 12.749  $  12.339  $ 12.751   $ 12.530
Number of accumulation units outstanding at end of period (in thousands)..         4          8        14          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.761  $  13.200  $ 12.985   $ 12.299
Accumulation unit value at end of period..................................  $ 13.172  $  12.761  $ 13.200   $ 12.985
Number of accumulation units outstanding at end of period (in thousands)..         3          3         9         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.097  $  12.538  $ 12.358   $ 11.897
Accumulation unit value at end of period..................................  $ 12.461  $  12.097  $ 12.538   $ 12.358
Number of accumulation units outstanding at end of period (in thousands)..        11          5        11         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.381  $  12.858  $ 12.699   $ 12.076
Accumulation unit value at end of period..................................  $ 12.729  $  12.381  $ 12.858   $ 12.699
Number of accumulation units outstanding at end of period (in thousands)..        12         25        37         30
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.420  $   8.664  $  7.282   $  7.928
Accumulation unit value at end of period..................................  $ 12.648  $  11.420  $  8.664   $  7.282
Number of accumulation units outstanding at end of period (in thousands)..         1          1         8         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.989  $  10.629  $ 10.011   $      -
Accumulation unit value at end of period..................................  $ 15.470  $  13.989  $ 10.629   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.466  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.963  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.392  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.856  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.829  $ 11.418   $ 10.965  $  10.333
Accumulation unit value at end of period..................................  $ 12.299  $ 11.829   $ 11.418  $  10.965
Number of accumulation units outstanding at end of period (in thousands)..        30        30          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.661  $ 11.301   $ 10.897  $  10.310
Accumulation unit value at end of period..................................  $ 12.076  $ 11.661   $ 11.301  $  10.897
Number of accumulation units outstanding at end of period (in thousands)..        30        26          5          1
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.147  $  6.074   $  9.465  $  10.000
Accumulation unit value at end of period..................................  $  7.928  $  7.147   $  6.074  $   9.465
Number of accumulation units outstanding at end of period (in thousands)..       100        91         83          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-44

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.236  $   8.546  $  7.200   $  7.859
Accumulation unit value at end of period..................................  $ 12.413  $  11.236  $  8.546   $  7.200
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.779  $  10.491  $  8.847   $  9.666
Accumulation unit value at end of period..................................  $ 15.207  $  13.779  $ 10.491   $  8.847
Number of accumulation units outstanding at end of period (in thousands)..         7          7         8          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.019  $   8.406  $  7.103   $  7.942
Accumulation unit value at end of period..................................  $ 12.136  $  11.019  $  8.406   $  7.103
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.369  $  10.219  $  8.653   $  9.491
Accumulation unit value at end of period..................................  $ 14.695  $  13.369  $ 10.219   $  8.653
Number of accumulation units outstanding at end of period (in thousands)..         7          8         7          8
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.012  $  12.970  $ 10.947   $ 11.467
Accumulation unit value at end of period..................................  $ 18.788  $  17.012  $ 12.970   $ 10.947
Number of accumulation units outstanding at end of period (in thousands)..        18         14        15         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 20.802  $  15.883  $ 15.542   $      -
Accumulation unit value at end of period..................................  $ 22.939  $  20.802  $ 15.883   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 16.745  $  12.799  $ 10.829   $ 11.371
Accumulation unit value at end of period..................................  $ 18.447  $  16.745  $ 12.799   $ 10.829
Number of accumulation units outstanding at end of period (in thousands)..         6          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 20.489  $  15.676  $ 13.276   $ 13.956
Accumulation unit value at end of period..................................  $ 22.549  $  20.489  $ 15.676   $ 13.276
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 16.430  $  12.595  $ 10.689   $ 11.658
Accumulation unit value at end of period..................................  $ 18.045  $  16.430  $ 12.595   $ 10.689
Number of accumulation units outstanding at end of period (in thousands)..        10         16        11          8

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.102  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.859  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.745  $  7.458   $ 11.662  $  11.596
Accumulation unit value at end of period..................................  $  9.666  $  8.745   $  7.458  $  11.662
Number of accumulation units outstanding at end of period (in thousands)..         6         6          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.621  $  7.382   $ 11.589  $  11.570
Accumulation unit value at end of period..................................  $  9.491  $  8.621   $  7.382  $  11.589
Number of accumulation units outstanding at end of period (in thousands)..        21        16          2         60
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.714  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.467  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.658  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.371  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.864  $  7.593   $ 12.807  $  10.824
Accumulation unit value at end of period..................................  $ 13.956  $ 11.864   $  7.593  $  12.807
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-45

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 19.879  $  15.270  $ 12.984   $ 13.703
Accumulation unit value at end of period..................................  $ 21.790  $  19.879  $ 15.270   $ 12.984
Number of accumulation units outstanding at end of period (in thousands)..         8          5         7          7
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.497  $  16.356  $ 14.232   $ 13.989
Accumulation unit value at end of period..................................  $ 17.706  $  17.497  $ 16.356   $ 14.232
Number of accumulation units outstanding at end of period (in thousands)..         8         41        30         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.263  $  16.162  $ 14.993   $      -
Accumulation unit value at end of period..................................  $ 17.443  $  17.263  $ 16.162   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.353  $  13.451  $ 11.734   $ 11.563
Accumulation unit value at end of period..................................  $ 14.489  $  14.353  $ 13.451   $ 11.734
Number of accumulation units outstanding at end of period (in thousands)..         9          7         6          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.956  $  15.907  $ 13.889   $ 13.700
Accumulation unit value at end of period..................................  $ 17.099  $  16.956  $ 15.907   $ 13.889
Number of accumulation units outstanding at end of period (in thousands)..        10          9        22         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.072  $  13.227  $ 11.573   $ 11.823
Accumulation unit value at end of period..................................  $ 14.162  $  14.072  $ 13.227   $ 11.573
Number of accumulation units outstanding at end of period (in thousands)..         4          4         7          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.088  $  15.153  $ 13.284   $ 13.156
Accumulation unit value at end of period..................................  $ 16.159  $  16.088  $ 15.153   $ 13.284
Number of accumulation units outstanding at end of period (in thousands)..        24         21        20         19
GOLDMAN SACHS INCOME BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 20.158  $  17.386  $ 15.480   $ 14.868
Accumulation unit value at end of period..................................  $ 20.763  $  20.158  $ 17.386   $ 15.480
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.178  $  13.975  $ 13.262   $ 10.475
Accumulation unit value at end of period..................................  $ 16.639  $  16.178  $ 13.975   $ 10.879
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.697  $  7.516   $ 12.727  $  10.800
Accumulation unit value at end of period..................................  $ 13.703  $ 11.697   $  7.516  $  12.727
Number of accumulation units outstanding at end of period (in thousands)..         4         2          1          0
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS INCOME BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.185  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 14.868  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  9.313  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.475  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-46

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.095  $  12.188  $ 10.879   $ 10.475
Accumulation unit value at end of period..................................  $ 14.482  $  14.095  $ 12.188   $ 10.879
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.935  $  13.793  $ 12.324   $ 11.877
Accumulation unit value at end of period..................................  $ 16.356  $  15.935  $ 13.793   $ 12.324
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 26.968  $  23.389  $ 20.940   $ 20.951
Accumulation unit value at end of period..................................  $ 27.626  $  26.968  $ 23.389   $ 20.940
Number of accumulation units outstanding at end of period (in thousands)..         1          1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.460  $  13.435  $ 12.052   $ 11.662
Accumulation unit value at end of period..................................  $ 15.806  $  15.460  $ 13.435   $ 12.052
Number of accumulation units outstanding at end of period (in thousands)..         2          3         7          6
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.953  $   9.060  $  7.638   $  8.327
Accumulation unit value at end of period..................................  $ 13.351  $  11.953  $  9.060   $  7.638
Number of accumulation units outstanding at end of period (in thousands)..        19         19        13         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.834  $   8.984  $  8.457   $      -
Accumulation unit value at end of period..................................  $ 13.199  $  11.834  $  8.984   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.756  $   8.933  $  7.550   $  8.251
Accumulation unit value at end of period..................................  $ 13.098  $  11.756  $  8.933   $  7.550
Number of accumulation units outstanding at end of period (in thousands)..         8          8        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.678  $   8.883  $  7.515   $  8.221
Accumulation unit value at end of period..................................  $ 12.999  $  11.678  $  8.883   $  7.515
Number of accumulation units outstanding at end of period (in thousands)..         -          0         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.524  $   8.783  $  7.446   $  8.374
Accumulation unit value at end of period..................................  $ 12.801  $  11.524  $  8.783   $  7.446
Number of accumulation units outstanding at end of period (in thousands)..         4          3         3          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.313  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.475  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.570  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.877  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.421  $  8.524   $ 11.251  $  10.961
Accumulation unit value at end of period..................................  $ 11.662  $ 10.421   $  8.524  $  11.251
Number of accumulation units outstanding at end of period (in thousands)..         8         6          0          -
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-47

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.372  $   8.685  $  7.377   $  8.102
Accumulation unit value at end of period..................................  $ 12.607  $  11.372  $  8.685   $  7.377
Number of accumulation units outstanding at end of period (in thousands)..         9          8         7         11
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 27.239  $  20.671  $ 17.601   $ 18.941
Accumulation unit value at end of period..................................  $ 30.694  $  27.239  $ 20.671   $ 17.601
Number of accumulation units outstanding at end of period (in thousands)..         4          6        14         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 23.511  $  17.868  $ 16.996   $      -
Accumulation unit value at end of period..................................  $ 26.453  $  23.511  $ 17.868   $      -
Number of accumulation units outstanding at end of period (in thousands)..        22         21        20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.335  $  10.145  $  8.660   $  9.343
Accumulation unit value at end of period..................................  $ 14.989  $  13.335  $ 10.145   $  8.660
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 26.142  $  19.908  $ 17.010   $ 18.370
Accumulation unit value at end of period..................................  $ 29.354  $  26.142  $ 19.908   $ 17.010
Number of accumulation units outstanding at end of period (in thousands)..        26         40        37         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.073  $   9.976  $  8.541   $  9.734
Accumulation unit value at end of period..................................  $ 14.651  $  13.073  $  9.976   $  8.541
Number of accumulation units outstanding at end of period (in thousands)..         3          2         2         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 24.942  $  19.070  $ 16.360   $ 17.738
Accumulation unit value at end of period..................................  $ 27.895  $  24.942  $ 19.070   $ 16.360
Number of accumulation units outstanding at end of period (in thousands)..        24         27        29         33
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.163  $  11.747  $ 10.171   $ 10.180
Accumulation unit value at end of period..................................  $ 17.185  $  16.163  $ 11.747   $ 10.171
Number of accumulation units outstanding at end of period (in thousands)..        41         73        81         91
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.866  $  13.732  $ 13.095   $      -
Accumulation unit value at end of period..................................  $ 20.028  $  18.866  $ 13.732   $      -
Number of accumulation units outstanding at end of period (in thousands)..        13         13         7          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.308  $ 11.594   $ 18.415  $  20.344
Accumulation unit value at end of period..................................  $ 18.941  $ 15.308   $ 11.594  $  18.415
Number of accumulation units outstanding at end of period (in thousands)..        36        30         27          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.569  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.343  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.898  $ 11.323   $ 18.048  $  17.688
Accumulation unit value at end of period..................................  $ 18.370  $ 14.898   $ 11.323  $  18.048
Number of accumulation units outstanding at end of period (in thousands)..        43        39         33         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.443  $ 11.021   $ 17.638  $  17.355
Accumulation unit value at end of period..................................  $ 17.738  $ 14.443   $ 11.021  $  17.638
Number of accumulation units outstanding at end of period (in thousands)..        38        43         41         36
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.127  $  6.396   $  8.832  $  10.186
Accumulation unit value at end of period..................................  $ 10.180  $  8.127   $  6.396  $   8.832
Number of accumulation units outstanding at end of period (in thousands)..        43        21         20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-48

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.898  $  11.584  $ 10.055   $ 10.089
Accumulation unit value at end of period..................................  $ 16.861  $  15.898  $ 11.584   $ 10.055
Number of accumulation units outstanding at end of period (in thousands)..        21         20        22         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.582  $  13.553  $ 11.776   $ 11.827
Accumulation unit value at end of period..................................  $ 19.688  $  18.582  $ 13.553   $ 11.776
Number of accumulation units outstanding at end of period (in thousands)..        17         15        19         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.586  $  11.390  $  9.917   $ 10.569
Accumulation unit value at end of period..................................  $ 16.481  $  15.586  $ 11.390   $  9.917
Number of accumulation units outstanding at end of period (in thousands)..        18         30        23         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.029  $  13.202  $ 11.517   $ 11.613
Accumulation unit value at end of period..................................  $ 19.025  $  18.029  $ 13.202   $ 11.517
Number of accumulation units outstanding at end of period (in thousands)..        46         49        51         52
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.411  $  10.971  $  9.227   $  9.560
Accumulation unit value at end of period..................................  $ 16.214  $  14.411  $ 10.971   $  9.227
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.708  $  12.739  $ 12.470   $      -
Accumulation unit value at end of period..................................  $ 18.771  $  16.708  $ 12.739   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.178  $  10.821  $  9.124   $  9.477
Accumulation unit value at end of period..................................  $ 15.913  $  14.178  $ 10.821   $  9.124
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.458  $  12.573  $ 10.612   $ 11.033
Accumulation unit value at end of period..................................  $ 18.452  $  16.458  $ 12.573   $ 10.612
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.904  $  10.643  $  9.001   $  9.650
Accumulation unit value at end of period..................................  $ 15.558  $  13.904  $ 10.643   $  9.001
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.075  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.089  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        44         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.476  $  7.483   $ 10.369  $  11.091
Accumulation unit value at end of period..................................  $ 11.827  $  9.476   $  7.483  $  10.369
Number of accumulation units outstanding at end of period (in thousands)..        19        14          4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.341  $  7.407   $ 10.304  $  11.066
Accumulation unit value at end of period..................................  $ 11.613  $  9.341   $  7.407  $  10.304
Number of accumulation units outstanding at end of period (in thousands)..        33        33          8          5
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.693  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.560  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.638  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.477  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.067  $  7.077   $ 11.955  $  10.848
Accumulation unit value at end of period..................................  $ 11.033  $ 10.067   $  7.077  $  11.955
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-49

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.967  $  12.247  $ 10.378   $ 10.833
Accumulation unit value at end of period..................................  $ 17.831  $  15.967  $ 12.247   $ 10.378
Number of accumulation units outstanding at end of period (in thousands)..         -          0         1          1
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.520  $   9.253  $  8.169   $  7.877
Accumulation unit value at end of period..................................  $ 14.362  $  12.520  $  9.253   $  8.169
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.460  $  10.703  $ 10.448   $      -
Accumulation unit value at end of period..................................  $ 16.563  $  14.460  $ 10.703   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.318  $   9.126  $  8.077   $  7.808
Accumulation unit value at end of period..................................  $ 14.095  $  12.318  $  9.126   $  8.077
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.243  $  10.563  $  9.359   $  9.055
Accumulation unit value at end of period..................................  $ 16.282  $  14.243  $ 10.563   $  9.359
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.080  $   8.977  $  7.969   $  8.308
Accumulation unit value at end of period..................................  $ 13.781  $  12.080  $  8.977   $  7.969
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.819  $  10.290  $  9.153   $  8.891
Accumulation unit value at end of period..................................  $ 15.733  $  13.819  $ 10.290   $  9.153
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
HARTFORD MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.561  $  11.487  $ 10.272   $ 10.424
Accumulation unit value at end of period..................................  $ 12.596  $  12.561  $ 11.487   $ 10.272
Number of accumulation units outstanding at end of period (in thousands)..        11          1         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.437  $  11.391  $ 11.055   $      -
Accumulation unit value at end of period..................................  $ 12.453  $  12.437  $ 11.391   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          9         2          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.925  $  7.005   $ 11.880  $  10.823
Accumulation unit value at end of period..................................  $ 10.833  $  9.925   $  7.005  $  11.880
Number of accumulation units outstanding at end of period (in thousands)..         0         0          -          -
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.007  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.877  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  6.963  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.808  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.084  $  6.744   $ 10.913  $  11.150
Accumulation unit value at end of period..................................  $  9.055  $  8.084   $  6.744  $  10.913
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.969  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.891  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
HARTFORD MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-50

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.354  $  11.326  $ 10.153   $ 10.330
Accumulation unit value at end of period..................................  $ 12.358  $  12.354  $ 11.326   $ 10.153
Number of accumulation units outstanding at end of period (in thousands)..        37         32        34         30
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.273  $  11.263  $ 10.106   $ 10.292
Accumulation unit value at end of period..................................  $ 12.264  $  12.273  $ 11.263   $ 10.106
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.110  $  11.136  $ 10.013   $ 10.609
Accumulation unit value at end of period..................................  $ 12.078  $  12.110  $ 11.136   $ 10.013
Number of accumulation units outstanding at end of period (in thousands)..        95         89        92         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.951  $  11.011  $  9.920   $ 10.143
Accumulation unit value at end of period..................................  $ 11.895  $  11.951  $ 11.011   $  9.920
Number of accumulation units outstanding at end of period (in thousands)..        30         26        34        100
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.914  $  10.008  $  8.886   $ 10.353
Accumulation unit value at end of period..................................  $ 14.996  $  13.914  $ 10.008   $  8.886
Number of accumulation units outstanding at end of period (in thousands)..         1         29         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.858  $   9.983  $ 10.223   $      -
Accumulation unit value at end of period..................................  $ 14.913  $  13.858  $  9.983   $      -
Number of accumulation units outstanding at end of period (in thousands)..         9          9         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.820  $   9.966  $  8.870   $ 10.352
Accumulation unit value at end of period..................................  $ 14.858  $  13.820  $  9.966   $  8.870
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.783  $   9.949  $  8.864   $ 10.352
Accumulation unit value at end of period..................................  $ 14.803  $  13.783  $  9.949   $  8.864
Number of accumulation units outstanding at end of period (in thousands)..         6          6         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.708  $   9.915  $  8.851   $ 10.065
Accumulation unit value at end of period..................................  $ 14.693  $  13.708  $  9.915   $  8.851
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-51

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.634  $   9.881  $  8.838   $ 10.350
Accumulation unit value at end of period..................................  $ 14.585  $  13.634  $  9.881   $  8.838
Number of accumulation units outstanding at end of period (in thousands)..         7          6         5          4
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.764  $  14.687  $ 12.414   $ 12.728
Accumulation unit value at end of period..................................  $ 21.460  $  19.764  $ 14.687   $ 12.414
Number of accumulation units outstanding at end of period (in thousands)..         4          5        17         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 19.710  $  14.669  $ 13.841   $      -
Accumulation unit value at end of period..................................  $ 21.369  $  19.710  $ 14.669   $      -
Number of accumulation units outstanding at end of period (in thousands)..        17         19        22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.054  $   9.725  $  8.241   $  8.469
Accumulation unit value at end of period..................................  $ 14.138  $  13.054  $  9.725   $  8.241
Number of accumulation units outstanding at end of period (in thousands)..         7          8        13          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.926  $  14.114  $ 11.972   $ 12.317
Accumulation unit value at end of period..................................  $ 20.478  $  18.926  $ 14.114   $ 11.972
Number of accumulation units outstanding at end of period (in thousands)..        30         29        25         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.798  $   9.562  $  8.127   $  8.817
Accumulation unit value at end of period..................................  $ 13.819  $  12.798  $  9.562   $  8.127
Number of accumulation units outstanding at end of period (in thousands)..        34         38        27         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.012  $  13.486  $ 11.485   $ 11.863
Accumulation unit value at end of period..................................  $ 19.411  $  18.012  $ 13.486   $ 11.485
Number of accumulation units outstanding at end of period (in thousands)..        31         29        41         40
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 21.585  $  17.360  $ 15.456   $ 15.727
Accumulation unit value at end of period..................................  $ 23.426  $  21.585  $ 17.360   $ 15.456
Number of accumulation units outstanding at end of period (in thousands)..        55        251       318        323
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 21.204  $  17.079  $ 16.436   $      -
Accumulation unit value at end of period..................................  $ 22.978  $  21.204  $ 17.079   $      -
Number of accumulation units outstanding at end of period (in thousands)..        56         59        59          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.065  $  8.591   $ 13.467  $  14.977
Accumulation unit value at end of period..................................  $ 12.728  $ 11.065   $  8.591  $  13.467
Number of accumulation units outstanding at end of period (in thousands)..        50        44         41          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.382  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.469  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.745  $  8.372   $ 13.170  $  13.538
Accumulation unit value at end of period..................................  $ 12.317  $ 10.745   $  8.372  $  13.170
Number of accumulation units outstanding at end of period (in thousands)..        32        26         22         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.391  $  8.128   $ 12.838  $  13.250
Accumulation unit value at end of period..................................  $ 11.863  $ 10.391   $  8.128  $  12.838
Number of accumulation units outstanding at end of period (in thousands)..        53        44         23         44
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.063  $ 11.443   $ 15.290  $  15.939
Accumulation unit value at end of period..................................  $ 15.727  $ 14.063   $ 11.443  $  15.290
Number of accumulation units outstanding at end of period (in thousands)..       289       205        216        171
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-52

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.374  $  10.783  $  9.624   $  9.817
Accumulation unit value at end of period..................................  $ 14.478  $  13.374  $ 10.783   $  9.624
Number of accumulation units outstanding at end of period (in thousands)..        25         19        35         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 20.896  $  16.865  $ 15.068   $ 15.386
Accumulation unit value at end of period..................................  $ 22.599  $  20.896  $ 16.865   $ 15.068
Number of accumulation units outstanding at end of period (in thousands)..        58         77       204        223
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.111  $  10.603  $  9.492   $ 10.065
Accumulation unit value at end of period..................................  $ 14.151  $  13.111  $ 10.603   $  9.492
Number of accumulation units outstanding at end of period (in thousands)..        23         35        26         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 19.746  $  16.000  $ 14.352   $ 14.714
Accumulation unit value at end of period..................................  $ 21.270  $  19.746  $ 16.000   $ 14.352
Number of accumulation units outstanding at end of period (in thousands)..        86         93       109         99
INVESCO GLOBAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.632  $   9.560  $  8.486   $ 10.387
Accumulation unit value at end of period..................................  $ 11.617  $  11.632  $  9.560   $  8.486
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.585  $   9.535  $  9.114   $      -
Accumulation unit value at end of period..................................  $ 11.553  $  11.585  $  9.535   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.553  $   9.519  $  8.471   $ 10.386
Accumulation unit value at end of period..................................  $ 11.510  $  11.553  $  9.519   $  8.471
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.522  $   9.503  $  8.465   $ 10.385
Accumulation unit value at end of period..................................  $ 11.467  $  11.522  $  9.503   $  8.465
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.459  $   9.470  $  8.453   $  9.875
Accumulation unit value at end of period..................................  $ 11.382  $  11.459  $  9.470   $  8.453
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.801  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.817  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.806  $ 11.274   $ 15.116  $  14.764
Accumulation unit value at end of period..................................  $ 15.386  $ 13.806   $ 11.274  $  15.116
Number of accumulation units outstanding at end of period (in thousands)..       239       240        226        236
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.256  $ 10.868   $ 14.631  $  14.347
Accumulation unit value at end of period..................................  $ 14.714  $ 13.256   $ 10.868  $  14.631
Number of accumulation units outstanding at end of period (in thousands)..       106       104         79         65
INVESCO GLOBAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-53

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.397  $   9.438  $  8.441   $ 10.384
Accumulation unit value at end of period..................................  $ 11.298  $  11.397  $  9.438   $  8.441
Number of accumulation units outstanding at end of period (in thousands)..         2          2         1          1
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.956  $   9.729  $  8.533   $  8.759
Accumulation unit value at end of period..................................  $ 14.200  $  12.956  $  9.729   $  8.533
Number of accumulation units outstanding at end of period (in thousands)..        30         27        27         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.842  $  11.913  $ 11.479   $      -
Accumulation unit value at end of period..................................  $ 17.336  $  15.842  $ 11.913   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.744  $   9.593  $  8.436   $  8.680
Accumulation unit value at end of period..................................  $ 13.932  $  12.744  $  9.593   $  8.436
Number of accumulation units outstanding at end of period (in thousands)..        28         28        33         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.604  $  11.758  $ 10.349   $ 10.660
Accumulation unit value at end of period..................................  $ 17.042  $  15.604  $ 11.758   $ 10.349
Number of accumulation units outstanding at end of period (in thousands)..        55         70        57         42
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.494  $   9.433  $  8.320   $  8.934
Accumulation unit value at end of period..................................  $ 13.618  $  12.494  $  9.433   $  8.320
Number of accumulation units outstanding at end of period (in thousands)..        19         21        14         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.139  $  11.453  $ 10.121   $ 10.467
Accumulation unit value at end of period..................................  $ 16.468  $  15.139  $ 11.453   $ 10.121
Number of accumulation units outstanding at end of period (in thousands)..        35         36        46         42
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.445  $  11.329  $ 10.187   $ 11.264
Accumulation unit value at end of period..................................  $ 16.587  $  15.445  $ 11.329   $ 10.187
Number of accumulation units outstanding at end of period (in thousands)..        16         12         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.591  $  13.658  $ 13.781   $      -
Accumulation unit value at end of period..................................  $ 19.936  $  18.591  $ 13.658   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          2         8          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.814  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.759  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        24         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.764  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.680  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.544  $  7.746   $ 11.520  $  11.330
Accumulation unit value at end of period..................................  $ 10.660  $  9.544   $  7.746  $  11.520
Number of accumulation units outstanding at end of period (in thousands)..        36        16         13          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.409  $  7.667   $ 11.449  $  11.304
Accumulation unit value at end of period..................................  $ 10.467  $  9.409   $  7.667  $  11.449
Number of accumulation units outstanding at end of period (in thousands)..        37        33          9          1
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.890  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.264  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-54

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.196  $  11.174  $ 10.073   $ 11.165
Accumulation unit value at end of period..................................  $ 16.278  $  15.196  $ 11.174   $ 10.073
Number of accumulation units outstanding at end of period (in thousands)..        19         18        16          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.312  $  13.480  $ 12.163   $ 13.496
Accumulation unit value at end of period..................................  $ 19.597  $  18.312  $ 13.480   $ 12.163
Number of accumulation units outstanding at end of period (in thousands)..        16         21        16         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.902  $  10.991  $  9.938   $ 11.745
Accumulation unit value at end of period..................................  $ 15.916  $  14.902  $ 10.991   $  9.938
Number of accumulation units outstanding at end of period (in thousands)..        14         10         5         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.767  $  13.130  $ 11.896   $ 13.252
Accumulation unit value at end of period..................................  $ 18.937  $  17.767  $ 13.130   $ 11.896
Number of accumulation units outstanding at end of period (in thousands)..        14         12        17         14
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.447  $  11.309  $  9.734   $ 10.125
Accumulation unit value at end of period..................................  $ 15.846  $  15.447  $ 11.309   $  9.734
Number of accumulation units outstanding at end of period (in thousands)..        50         57        57         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.929  $  13.146  $ 12.869   $      -
Accumulation unit value at end of period..................................  $ 18.365  $  17.929  $ 13.146   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6         17        18          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.194  $  11.152  $  9.622   $ 10.034
Accumulation unit value at end of period..................................  $ 15.548  $  15.194  $ 11.152   $  9.622
Number of accumulation units outstanding at end of period (in thousands)..         4          5         5         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.660  $  12.975  $ 11.207   $ 11.697
Accumulation unit value at end of period..................................  $ 18.053  $  17.660  $ 12.975   $ 11.207
Number of accumulation units outstanding at end of period (in thousands)..         3          5         3         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.896  $  10.966  $  9.490   $ 10.952
Accumulation unit value at end of period..................................  $ 15.197  $  14.896  $ 10.966   $  9.490
Number of accumulation units outstanding at end of period (in thousands)..        36         20        19         13

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.834  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.165  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.688  $  6.767   $ 13.226  $  10.900
Accumulation unit value at end of period..................................  $ 13.496  $ 10.688   $  6.767  $  13.226
Number of accumulation units outstanding at end of period (in thousands)..        22        10          3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.537  $  6.697   $ 13.143  $  10.876
Accumulation unit value at end of period..................................  $ 13.252  $ 10.537   $  6.697  $  13.143
Number of accumulation units outstanding at end of period (in thousands)..        11        17          5          0
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.212  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.125  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        21         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.159  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.034  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        20         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.521  $  8.164   $ 12.822  $  10.671
Accumulation unit value at end of period..................................  $ 11.697  $  9.521   $  8.164  $  12.822
Number of accumulation units outstanding at end of period (in thousands)..        15        11          6          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-55

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ------------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.134  $  12.639   $ 10.960   $ 11.486
Accumulation unit value at end of period..................................  $ 17.445  $  17.134   $ 12.639   $ 10.960
Number of accumulation units outstanding at end of period (in thousands)..        21         20         23         25
INVESCO U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.199  $  12.447   $ 11.966   $ 11.446
Accumulation unit value at end of period..................................  $ 12.902  $  12.199   $ 12.447   $ 11.966
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.548  $  12.823   $ 12.587   $      -
Accumulation unit value at end of period..................................  $ 13.252  $  12.548   $ 12.823   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.002  $  12.277   $ 11.832   $ 11.346
Accumulation unit value at end of period..................................  $ 12.662  $  12.002   $ 12.277   $ 11.832
Number of accumulation units outstanding at end of period (in thousands)..         -          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.360  $  12.656   $ 12.209   $ 11.719
Accumulation unit value at end of period..................................  $ 13.027  $  12.360   $ 12.656   $ 12.209
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.770  $  12.076   $ 11.673   $ 11.445
Accumulation unit value at end of period..................................  $ 12.380  $  11.770   $ 12.076   $ 11.673
Number of accumulation units outstanding at end of period (in thousands)..         -          -          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.992  $  12.328   $ 11.940   $ 11.507
Accumulation unit value at end of period..................................  $ 12.588  $  11.992   $ 12.328   $ 11.940
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)        (0)
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 23.239  $  15.358   $ 12.189   $ 12.777
Accumulation unit value at end of period..................................  $ 24.126  $  23.239   $ 15.358   $ 12.189
Number of accumulation units outstanding at end of period (in thousands)..        20         17          6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 23.009  $  15.228   $ 13.948   $      -
Accumulation unit value at end of period..................................  $ 23.851  $  23.009   $ 15.228   $      -
Number of accumulation units outstanding at end of period (in thousands)..        10          9          5          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.386  $  8.081   $ 12.742  $  10.647
Accumulation unit value at end of period..................................  $ 11.486  $  9.386   $  8.081  $  12.742
Number of accumulation units outstanding at end of period (in thousands)..        29        29          6          4
INVESCO U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.912  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.446  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.844  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.346  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.212  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.719  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.053  $ 10.441   $ 10.783  $  10.287
Accumulation unit value at end of period..................................  $ 11.507  $ 11.053   $ 10.441  $  10.783
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-56

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 21.921  $  14.523  $ 11.555   $ 12.142
Accumulation unit value at end of period..................................  $ 22.701  $  21.921  $ 14.523   $ 11.555
Number of accumulation units outstanding at end of period (in thousands)..         4          4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 22.705  $  15.057  $ 11.992   $ 12.615
Accumulation unit value at end of period..................................  $ 23.490  $  22.705  $ 15.057   $ 11.992
Number of accumulation units outstanding at end of period (in thousands)..         3          3         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 21.491  $  14.280  $ 11.396   $ 12.823
Accumulation unit value at end of period..................................  $ 22.188  $  21.491  $ 14.280   $ 11.396
Number of accumulation units outstanding at end of period (in thousands)..         9          8         1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 22.110  $  14.721  $ 11.772   $ 12.432
Accumulation unit value at end of period..................................  $ 22.783  $  22.110  $ 14.721   $ 11.772
Number of accumulation units outstanding at end of period (in thousands)..        11         11        12         11
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 23.511  $  18.132  $ 15.531   $ 15.945
Accumulation unit value at end of period..................................  $ 26.119  $  23.511  $ 18.132   $ 15.531
Number of accumulation units outstanding at end of period (in thousands)..         7         14        25         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 23.354  $  18.038  $ 17.411   $      -
Accumulation unit value at end of period..................................  $ 25.905  $  23.354  $ 18.038   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 23.249  $  17.975  $ 15.435   $ 15.886
Accumulation unit value at end of period..................................  $ 25.763  $  23.249  $ 17.975   $ 15.435
Number of accumulation units outstanding at end of period (in thousands)..         2          2         1          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 23.145  $  17.912  $ 15.397   $ 15.862
Accumulation unit value at end of period..................................  $ 25.622  $  23.145  $ 17.912   $ 15.397
Number of accumulation units outstanding at end of period (in thousands)..         2          1         1          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 22.938  $  17.788  $ 15.320   $ 16.731
Accumulation unit value at end of period..................................  $ 25.343  $  22.938  $ 17.788   $ 15.320
Number of accumulation units outstanding at end of period (in thousands)..         6          5         2          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-57

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 22.733  $  17.664  $ 15.244   $ 15.768
Accumulation unit value at end of period..................................  $ 25.066  $  22.733  $ 17.664   $ 15.244
Number of accumulation units outstanding at end of period (in thousands)..         9          9        11          9
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.099  $  10.903  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.635  $  12.099  $ 10.903   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          4         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.063  $  10.887  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.578  $  12.063  $ 10.887   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.039  $  10.877  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.541  $  12.039  $ 10.877   $      -
Number of accumulation units outstanding at end of period (in thousands)..        15          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.016  $  10.866  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.504  $  12.016  $ 10.866   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.968  $  10.845  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.430  $  11.968  $ 10.845   $      -
Number of accumulation units outstanding at end of period (in thousands)..        30          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.921  $  10.824  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.357  $  11.921  $ 10.824   $      -
Number of accumulation units outstanding at end of period (in thousands)..         8          4         0          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.631  $  11.031  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.218  $  12.631  $ 11.031   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.594  $  11.015  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.159  $  12.594  $ 11.015   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-58

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.569  $  11.005  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.120  $  12.569  $ 11.005   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.545  $  10.994  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.081  $  12.545  $ 10.994   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.496  $  10.973  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.004  $  12.496  $ 10.973   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.446  $  10.952  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 12.927  $  12.446  $ 10.952   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6          1         0          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.111  $  11.150  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.746  $  13.111  $ 11.150   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.072  $  11.134  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.685  $  13.072  $ 11.134   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.046  $  11.123  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.644  $  13.046  $ 11.123   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.021  $  11.113  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.604  $  13.021  $ 11.113   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.970  $  11.091  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.523  $  12.970  $ 11.091   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          0         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-59

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.919  $  11.070  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.443  $  12.919  $ 11.070   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          0         0          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.476  $  11.220  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.159  $  13.476  $ 11.220   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.436  $  11.204  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.096  $  13.436  $ 11.204   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.410  $  11.193  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.055  $  13.410  $ 11.193   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.383  $  11.182  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 14.013  $  13.383  $ 11.182   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.331  $  11.160  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.930  $  13.331  $ 11.160   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.278  $  11.139  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.848  $  13.278  $ 11.139   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.524  $  13.103  $ 11.915   $ 11.797
Accumulation unit value at end of period..................................  $ 16.648  $  16.524  $ 13.103   $ 11.915
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.429  $  13.047  $ 13.228   $      -
Accumulation unit value at end of period..................................  $ 16.527  $  16.429  $ 13.047   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-60

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 16.366  $  13.010  $ 11.860   $ 11.772
Accumulation unit value at end of period..................................  $ 16.447  $  16.366  $ 13.010   $ 11.860
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.303  $  12.973  $ 11.838   $ 11.762
Accumulation unit value at end of period..................................  $ 16.368  $  16.303  $ 12.973   $ 11.838
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 16.178  $  12.900  $ 11.795   $ 12.476
Accumulation unit value at end of period..................................  $ 16.210  $  16.178  $ 12.900   $ 11.795
Number of accumulation units outstanding at end of period (in thousands)..        11         12         5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.054  $  12.826  $ 11.751   $ 11.723
Accumulation unit value at end of period..................................  $ 16.053  $  16.054  $ 12.826   $ 11.751
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.716  $  13.327  $ 11.958   $ 11.963
Accumulation unit value at end of period..................................  $ 18.109  $  17.716  $ 13.327   $ 11.958
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.614  $  13.270  $ 12.862   $      -
Accumulation unit value at end of period..................................  $ 17.978  $  17.614  $ 13.270   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.547  $  13.232  $ 11.902   $ 11.937
Accumulation unit value at end of period..................................  $ 17.891  $  17.547  $ 13.232   $ 11.902
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.479  $  13.195  $ 11.881   $ 11.927
Accumulation unit value at end of period..................................  $ 17.804  $  17.479  $ 13.195   $ 11.881
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.345  $  13.120  $ 11.837   $ 12.471
Accumulation unit value at end of period..................................  $ 17.633  $  17.345  $ 13.120   $ 11.837
Number of accumulation units outstanding at end of period (in thousands)..        10          9         2          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-61

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.213  $  13.045  $ 11.793   $ 11.887
Accumulation unit value at end of period..................................  $ 17.463  $  17.213  $ 13.045   $ 11.793
Number of accumulation units outstanding at end of period (in thousands)..         4          4         3          3
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.375  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 13.790  $  12.375  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.405  $  10.201  $  9.812   $      -
Accumulation unit value at end of period..................................  $ 14.916  $  13.405  $ 10.201   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.167  $  11.553  $ 10.051   $ 10.995
Accumulation unit value at end of period..................................  $ 16.859  $  15.167  $ 11.553   $ 10.051
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.204  $  10.068  $  8.768   $  9.600
Accumulation unit value at end of period..................................  $ 14.662  $  13.204  $ 10.068   $  8.768
Number of accumulation units outstanding at end of period (in thousands)..         3          3         3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.810  $   9.807  $  8.575   $  9.427
Accumulation unit value at end of period..................................  $ 14.169  $  12.810  $  9.807   $  8.575
Number of accumulation units outstanding at end of period (in thousands)..         2          2         3          4
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.578  $  15.460  $ 14.563   $      -
Accumulation unit value at end of period..................................  $ 17.194  $  16.578  $ 15.460   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.330  $  15.259  $ 13.587   $ 13.193
Accumulation unit value at end of period..................................  $ 16.902  $  16.330  $ 15.259   $ 13.587
Number of accumulation units outstanding at end of period (in thousands)..         1          9        11         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.368  $  11.580  $ 10.332   $ 10.000
Accumulation unit value at end of period..................................  $ 12.776  $  12.368  $ 11.580   $ 10.332
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.995  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.471  $  7.172   $ 11.509  $  11.209
Accumulation unit value at end of period..................................  $  9.600  $  8.471   $  7.172  $  11.509
Number of accumulation units outstanding at end of period (in thousands)..         2         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.351  $  7.099   $ 11.437  $  11.183
Accumulation unit value at end of period..................................  $  9.427  $  8.351   $  7.099  $  11.437
Number of accumulation units outstanding at end of period (in thousands)..         5         5          3          0
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.796  $  8.860   $ 11.207  $  10.730
Accumulation unit value at end of period..................................  $ 13.193  $ 11.796   $  8.860  $  11.207
Number of accumulation units outstanding at end of period (in thousands)..         9         9          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-62

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.843  $  14.863  $ 13.288   $ 12.954
Accumulation unit value at end of period..................................  $ 16.333  $  15.843  $ 14.863   $ 13.288
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.264  $  12.829  $ 12.525   $      -
Accumulation unit value at end of period..................................  $ 17.995  $  16.264  $ 12.829   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.816  $  11.700  $ 10.437   $ 10.550
Accumulation unit value at end of period..................................  $ 16.378  $  14.816  $ 11.700   $ 10.437
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.019  $  12.662  $ 11.307   $ 11.441
Accumulation unit value at end of period..................................  $ 17.690  $  16.019  $ 12.662   $ 11.307
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.861  $  11.770  $ 10.531   $ 10.000
Accumulation unit value at end of period..................................  $ 16.378  $  14.861  $ 11.770   $ 10.531
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.542  $  12.334  $ 11.058   $ 11.234
Accumulation unit value at end of period..................................  $ 17.094  $  15.542  $ 12.334   $ 11.058
Number of accumulation units outstanding at end of period (in thousands)..         2          2         1          1
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 24.407  $  15.619  $ 15.826   $      -
Accumulation unit value at end of period..................................  $ 25.044  $  24.407  $ 15.619   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 19.023  $  12.185  $ 11.123   $ 11.405
Accumulation unit value at end of period..................................  $ 19.500  $  19.023  $ 12.185   $ 11.123
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 24.041  $  15.415  $ 14.086   $ 14.457
Accumulation unit value at end of period..................................  $ 24.619  $  24.041  $ 15.415   $ 14.086
Number of accumulation units outstanding at end of period (in thousands)..         -          0         2          2

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.630  $  8.770   $ 11.138  $  10.707
Accumulation unit value at end of period..................................  $ 12.954  $ 11.630   $  8.770  $  11.138
Number of accumulation units outstanding at end of period (in thousands)..         1         1          7          5
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.550  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.048  $  8.236   $ 11.438  $  11.208
Accumulation unit value at end of period..................................  $ 11.441  $ 10.048   $  8.236  $  11.438
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.905  $  8.152   $ 11.367  $  11.182
Accumulation unit value at end of period..................................  $ 11.234  $  9.905   $  8.152  $  11.367
Number of accumulation units outstanding at end of period (in thousands)..         1         1          0          -
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.000  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.405  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.690  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 14.457  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-63

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 23.325  $  15.016  $ 13.776   $ 14.195
Accumulation unit value at end of period..................................  $ 23.790  $  23.325  $ 15.016   $ 13.776
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.244  $  11.963  $ 10.861   $ 11.373
Accumulation unit value at end of period..................................  $ 17.272  $  16.244  $ 11.963   $ 10.861
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.092  $  12.606  $ 12.613   $      -
Accumulation unit value at end of period..................................  $ 18.146  $  17.092  $ 12.606   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.835  $  12.442  $ 11.335   $ 11.912
Accumulation unit value at end of period..................................  $ 17.838  $  16.835  $ 12.442   $ 11.335
Number of accumulation units outstanding at end of period (in thousands)..         1          1         2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.334  $  12.120  $ 11.086   $ 11.696
Accumulation unit value at end of period..................................  $ 17.238  $  16.334  $ 12.120   $ 11.086
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          2
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.973  $  13.938  $ 14.452   $      -
Accumulation unit value at end of period..................................  $ 20.001  $  18.973  $ 13.938   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.688  $  13.756  $ 12.206   $ 13.705
Accumulation unit value at end of period..................................  $ 19.661  $  18.688  $ 13.756   $ 12.206
Number of accumulation units outstanding at end of period (in thousands)..         -          -         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.131  $  13.400  $ 11.937   $ 13.458
Accumulation unit value at end of period..................................  $ 18.999  $  18.131  $ 13.400   $ 11.937
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.538  $  7.267   $ 14.020  $  10.462
Accumulation unit value at end of period..................................  $ 14.195  $ 10.538   $  7.267  $  14.020
Number of accumulation units outstanding at end of period (in thousands)..         2         2          0          -
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.603  $  7.676   $ 10.000  $       -
Accumulation unit value at end of period..................................  $ 11.373  $  9.603   $  7.676  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.093  $  8.096   $ 11.475  $  10.778
Accumulation unit value at end of period..................................  $ 11.912  $ 10.093   $  8.096  $  11.475
Number of accumulation units outstanding at end of period (in thousands)..         7         5          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.950  $  8.013   $ 11.403  $  10.754
Accumulation unit value at end of period..................................  $ 11.696  $  9.950   $  8.013  $  11.403
Number of accumulation units outstanding at end of period (in thousands)..         4         3          7          1
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.222  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.705  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.063  $  7.713   $ 12.670  $  10.606
Accumulation unit value at end of period..................................  $ 13.458  $ 11.063   $  7.713  $  12.670
Number of accumulation units outstanding at end of period (in thousands)..         2         2          0          -


                                  APP I-64

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.533  $  14.869  $ 14.301   $      -
Accumulation unit value at end of period..................................  $ 15.283  $  14.533  $ 14.869   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.315  $  14.675  $ 13.772   $ 12.992
Accumulation unit value at end of period..................................  $ 15.023  $  14.315  $ 14.675   $ 13.772
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.888  $  14.295  $ 13.469   $ 12.757
Accumulation unit value at end of period..................................  $ 14.517  $  13.888  $ 14.295   $ 13.469
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.411  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 12.373  $  11.411  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.401  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 12.343  $  11.401  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.386  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 12.303  $  11.386  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        43         50         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.372  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 12.263  $  11.372  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.358  $  10.000  $      -   $      -
Accumulation unit value at end of period..................................  $ 12.223  $  11.358  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         8          9         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.191  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.992  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.018  $ 10.532   $ 10.807  $  10.364
Accumulation unit value at end of period..................................  $ 12.757  $ 12.018   $ 10.532  $  10.807
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-65

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.935  $  12.360  $ 12.168   $ 11.408
Accumulation unit value at end of period..................................  $ 12.426  $  11.935  $ 12.360   $ 12.168
Number of accumulation units outstanding at end of period (in thousands)..        29         55        71         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 11.834  $  12.274  $ 12.147   $      -
Accumulation unit value at end of period..................................  $ 12.302  $  11.834  $ 12.274   $      -
Number of accumulation units outstanding at end of period (in thousands)..        23         25        24          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.767  $  12.217  $ 12.057   $ 11.332
Accumulation unit value at end of period..................................  $ 12.220  $  11.767  $ 12.217   $ 12.057
Number of accumulation units outstanding at end of period (in thousands)..        24         24        23         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.701  $  12.160  $ 12.013   $ 11.302
Accumulation unit value at end of period..................................  $ 12.139  $  11.701  $ 12.160   $ 12.013
Number of accumulation units outstanding at end of period (in thousands)..        11         10         6         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.569  $  12.047  $ 11.925   $ 11.419
Accumulation unit value at end of period..................................  $ 11.978  $  11.569  $ 12.047   $ 11.925
Number of accumulation units outstanding at end of period (in thousands)..        60         48        36         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.438  $  11.935  $ 11.838   $ 11.182
Accumulation unit value at end of period..................................  $ 11.820  $  11.438  $ 11.935   $ 11.838
Number of accumulation units outstanding at end of period (in thousands)..        44         60        70         64
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.285  $   8.712  $  7.505   $  8.459
Accumulation unit value at end of period..................................  $  9.522  $  10.285  $  8.712   $  7.505
Number of accumulation units outstanding at end of period (in thousands)..        69         48        17         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.198  $   8.651  $  8.137   $      -
Accumulation unit value at end of period..................................  $  9.427  $  10.198  $  8.651   $      -
Number of accumulation units outstanding at end of period (in thousands)..        28         23         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.140  $   8.611  $  7.437   $  8.402
Accumulation unit value at end of period..................................  $  9.365  $  10.140  $  8.611   $  7.437
Number of accumulation units outstanding at end of period (in thousands)..        62         33        63         26

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-66

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.083  $   8.571  $  7.410   $  8.380
Accumulation unit value at end of period..................................  $  9.302  $  10.083  $  8.571   $  7.410
Number of accumulation units outstanding at end of period (in thousands)..        16          9         8          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  9.969  $   8.491  $  7.355   $  8.836
Accumulation unit value at end of period..................................  $  9.179  $   9.969  $  8.491   $  7.355
Number of accumulation units outstanding at end of period (in thousands)..        27         39        35         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.857  $   8.412  $  7.301   $  8.291
Accumulation unit value at end of period..................................  $  9.057  $   9.857  $  8.412   $  7.301
Number of accumulation units outstanding at end of period (in thousands)..        78         66        60         49
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.772  $  10.214  $  8.840   $  8.902
Accumulation unit value at end of period..................................  $ 15.114  $  13.772  $ 10.214   $  8.840
Number of accumulation units outstanding at end of period (in thousands)..        10         10        20         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.635  $  10.128  $  9.808   $      -
Accumulation unit value at end of period..................................  $ 14.942  $  13.635  $ 10.128   $      -
Number of accumulation units outstanding at end of period (in thousands)..        11         13        16          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.261  $   9.859  $  8.554   $  8.636
Accumulation unit value at end of period..................................  $ 14.516  $  13.261  $  9.859   $  8.554
Number of accumulation units outstanding at end of period (in thousands)..        49         11        26         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.455  $  10.014  $  8.697   $  8.789
Accumulation unit value at end of period..................................  $ 14.715  $  13.455  $ 10.014   $  8.697
Number of accumulation units outstanding at end of period (in thousands)..         3          2         1         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.000  $   9.695  $  8.437   $  8.972
Accumulation unit value at end of period..................................  $ 14.189  $  13.000  $  9.695   $  8.437
Number of accumulation units outstanding at end of period (in thousands)..        34         58        40         24
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.102  $   9.791  $  8.537   $  8.662
Accumulation unit value at end of period..................................  $ 14.272  $  13.102  $  9.791   $  8.537
Number of accumulation units outstanding at end of period (in thousands)..        58         48        58         52

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-67

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 18.807  $  13.173  $ 12.125   $ 12.275
Accumulation unit value at end of period..................................  $ 19.204  $  18.807  $ 13.173   $ 12.125
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.706  $  13.122  $ 14.053   $      -
Accumulation unit value at end of period..................................  $ 19.072  $  18.706  $ 13.122   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 18.640  $  13.088  $ 12.077   $ 12.258
Accumulation unit value at end of period..................................  $ 18.985  $  18.640  $ 13.088   $ 12.077
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.573  $  13.054  $ 12.058   $ 12.250
Accumulation unit value at end of period..................................  $ 18.898  $  18.573  $ 13.054   $ 12.058
Number of accumulation units outstanding at end of period (in thousands)..         -          6         5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 18.440  $  12.987  $ 12.020   $ 13.064
Accumulation unit value at end of period..................................  $ 18.726  $  18.440  $ 12.987   $ 12.020
Number of accumulation units outstanding at end of period (in thousands)..         -          -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.309  $  12.920  $ 11.982   $ 12.222
Accumulation unit value at end of period..................................  $ 18.555  $  18.309  $ 12.920   $ 11.982
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.539  $  12.785  $ 11.601   $ 12.031
Accumulation unit value at end of period..................................  $ 19.251  $  17.539  $ 12.785   $ 11.601
Number of accumulation units outstanding at end of period (in thousands)..        20          1         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.438  $  12.730  $ 12.525   $      -
Accumulation unit value at end of period..................................  $ 19.111  $  17.438  $ 12.730   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1         13         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.371  $  12.694  $ 11.547   $ 12.005
Accumulation unit value at end of period..................................  $ 19.019  $  17.371  $ 12.694   $ 11.547
Number of accumulation units outstanding at end of period (in thousands)..         -          3         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.195  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 12.275  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -
Accumulation unit value at end of period..................................  $      -  $      -
Number of accumulation units outstanding at end of period (in thousands)..         -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.195  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 12.258  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.195  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 12.250  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -
Accumulation unit value at end of period..................................  $      -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.195  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $ 12.222  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -           -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-68

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.304  $  12.658  $ 11.526   $ 11.995
Accumulation unit value at end of period..................................  $ 18.927  $  17.304  $ 12.658   $ 11.526
Number of accumulation units outstanding at end of period (in thousands)..         4          3        11          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.172  $  12.586  $ 11.483   $ 12.654
Accumulation unit value at end of period..................................  $ 18.744  $  17.172  $ 12.586   $ 11.483
Number of accumulation units outstanding at end of period (in thousands)..         8          7         7          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.040  $  12.515  $ 11.441   $ 11.955
Accumulation unit value at end of period..................................  $ 18.564  $  17.040  $ 12.515   $ 11.441
Number of accumulation units outstanding at end of period (in thousands)..        11          9         8          4
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.812  $  11.309  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.219  $  14.812  $ 11.309   $      -
Number of accumulation units outstanding at end of period (in thousands)..        12         10         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.768  $  11.293  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.147  $  14.768  $ 11.293   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.739  $  11.282  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.099  $  14.739  $ 11.282   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.710  $  11.271  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.052  $  14.710  $ 11.271   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.653  $  11.249  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.957  $  14.653  $ 11.249   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.595  $  11.228  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 15.862  $  14.595  $ 11.228   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-69

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.710  $  13.841  $ 12.243   $ 12.198
Accumulation unit value at end of period..................................  $ 14.002  $  13.710  $ 13.841   $ 12.243
Number of accumulation units outstanding at end of period (in thousands)..         2          3         3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.103  $  15.270  $ 14.269   $      -
Accumulation unit value at end of period..................................  $ 15.402  $  15.103  $ 15.270   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.488  $  13.652  $ 12.106   $ 12.092
Accumulation unit value at end of period..................................  $ 13.742  $  13.488  $ 13.652   $ 12.106
Number of accumulation units outstanding at end of period (in thousands)..        11          1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.876  $  15.071  $ 13.379   $ 13.376
Accumulation unit value at end of period..................................  $ 15.140  $  14.876  $ 15.071   $ 13.379
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.228  $  13.428  $ 11.944   $ 12.471
Accumulation unit value at end of period..................................  $ 13.435  $  13.228  $ 13.428   $ 11.944
Number of accumulation units outstanding at end of period (in thousands)..        16         23        12          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.433  $  14.681  $ 13.084   $ 13.134
Accumulation unit value at end of period..................................  $ 14.631  $  14.433  $ 14.681   $ 13.084
Number of accumulation units outstanding at end of period (in thousands)..        13         13        18         11
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.359  $  14.051  $ 12.710   $ 12.809
Accumulation unit value at end of period..................................  $ 13.336  $  13.359  $ 14.051   $ 12.710
Number of accumulation units outstanding at end of period (in thousands)..        84         75        88         93
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.139  $  15.946  $ 15.009   $      -
Accumulation unit value at end of period..................................  $ 15.090  $  15.139  $ 15.946   $      -
Number of accumulation units outstanding at end of period (in thousands)..        52         65        85          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.140  $  13.855  $ 12.565   $ 12.694
Accumulation unit value at end of period..................................  $ 13.085  $  13.140  $ 13.855   $ 12.565
Number of accumulation units outstanding at end of period (in thousands)..        51         44        59         54

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.570  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.198  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.504  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.092  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.631  $  9.602   $ 11.605  $  10.716
Accumulation unit value at end of period..................................  $ 13.376  $ 11.631   $  9.602  $  11.605
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.467  $  9.504   $ 11.532  $  10.692
Accumulation unit value at end of period..................................  $ 13.134  $ 11.467   $  9.504  $  11.532
Number of accumulation units outstanding at end of period (in thousands)..         9         6          1          -
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.973  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.809  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        77         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.895  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.694  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        44         -          -          -


                                  APP I-70

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.911  $  15.739  $ 14.287   $ 14.448
Accumulation unit value at end of period..................................  $ 14.833  $  14.911  $ 15.739   $ 14.287
Number of accumulation units outstanding at end of period (in thousands)..        24         29        37         47
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.882  $  13.624  $ 12.392   $ 13.082
Accumulation unit value at end of period..................................  $ 12.790  $  12.882  $ 13.624   $ 12.392
Number of accumulation units outstanding at end of period (in thousands)..        66         81        55         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.467  $  15.331  $ 13.972   $ 14.186
Accumulation unit value at end of period..................................  $ 14.334  $  14.467  $ 15.331   $ 13.972
Number of accumulation units outstanding at end of period (in thousands)..        75         83       113        120
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.651  $  11.834  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.666  $  14.651  $ 11.834   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.608  $  11.817  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.605  $  14.608  $ 11.817   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.579  $  11.806  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.565  $  14.579  $ 11.806   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.551  $  11.794  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.525  $  14.551  $ 11.794   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.494  $  11.771  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.445  $  14.494  $ 11.771   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.437  $  11.749  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 13.365  $  14.437  $ 11.749   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          3         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.552  $ 12.045   $ 12.228  $  10.852
Accumulation unit value at end of period..................................  $ 14.448  $ 13.552   $ 12.045  $  12.228
Number of accumulation units outstanding at end of period (in thousands)..        44        34         22         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.360  $ 11.923   $ 12.152  $  10.828
Accumulation unit value at end of period..................................  $ 14.186  $ 13.360   $ 11.923  $  12.152
Number of accumulation units outstanding at end of period (in thousands)..       104        89         28          7
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-71

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.027  $   9.953   $  8.582   $  8.644
Accumulation unit value at end of period..................................  $ 14.318  $  13.027   $  9.953   $  8.582
Number of accumulation units outstanding at end of period (in thousands)..         2          0          2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.898  $   9.869   $  9.660   $      -
Accumulation unit value at end of period..................................  $ 14.155  $  12.898   $  9.869   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.814  $   9.814   $  8.484   $  8.567
Accumulation unit value at end of period..................................  $ 14.048  $  12.814   $  9.814   $  8.484
Number of accumulation units outstanding at end of period (in thousands)..         3          4          3          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.729  $   9.759   $  8.445   $  8.536
Accumulation unit value at end of period..................................  $ 13.942  $  12.729   $  9.759   $  8.445
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.562  $   9.650   $  8.367   $  8.657
Accumulation unit value at end of period..................................  $ 13.731  $  12.562   $  9.650   $  8.367
Number of accumulation units outstanding at end of period (in thousands)..         5          4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.397  $   9.543   $  8.291   $  8.414
Accumulation unit value at end of period..................................  $ 13.524  $  12.397   $  9.543   $  8.291
Number of accumulation units outstanding at end of period (in thousands)..         9         10         12         10
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.617  $  10.259   $  8.830   $  9.116
Accumulation unit value at end of period..................................  $ 15.212  $  13.617   $ 10.259   $  8.830
Number of accumulation units outstanding at end of period (in thousands)..        25         23         24         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.131  $  12.171   $ 11.788   $      -
Accumulation unit value at end of period..................................  $ 17.993  $  16.131   $ 12.171   $      -
Number of accumulation units outstanding at end of period (in thousands)..        29         39         37          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.394  $  10.116   $  8.729   $  9.034
Accumulation unit value at end of period..................................  $ 14.926  $  13.394   $ 10.116   $  8.729
Number of accumulation units outstanding at end of period (in thousands)..        24         24         19         14

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.439  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.116  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.391  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.034  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -


                                  APP I-72

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.889  $  12.012  $ 10.375   $ 10.748
Accumulation unit value at end of period..................................  $ 17.688  $  15.889  $ 12.012   $ 10.375
Number of accumulation units outstanding at end of period (in thousands)..        11         10         6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.131  $   9.948  $  8.609   $  9.569
Accumulation unit value at end of period..................................  $ 14.589  $  13.131  $  9.948   $  8.609
Number of accumulation units outstanding at end of period (in thousands)..        24         27        36         36
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.415  $  11.701  $ 10.147   $ 10.554
Accumulation unit value at end of period..................................  $ 17.092  $  15.415  $ 11.701   $ 10.147
Number of accumulation units outstanding at end of period (in thousands)..        20         19        26         28
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.009  $  10.758  $  9.349   $  8.691
Accumulation unit value at end of period..................................  $ 14.393  $  11.009  $ 10.758   $  9.349
Number of accumulation units outstanding at end of period (in thousands)..        28         14        16         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.332  $  10.112  $  9.947   $      -
Accumulation unit value at end of period..................................  $ 13.488  $  10.332  $ 10.112   $      -
Number of accumulation units outstanding at end of period (in thousands)..        17         26        21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.741  $  10.523  $  9.168   $  8.543
Accumulation unit value at end of period..................................  $ 14.008  $  10.741  $ 10.523   $  9.168
Number of accumulation units outstanding at end of period (in thousands)..         4         10         6          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.195  $   9.998  $  8.719   $  8.133
Accumulation unit value at end of period..................................  $ 13.283  $  10.195  $  9.998   $  8.719
Number of accumulation units outstanding at end of period (in thousands)..         4          4         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.530  $  10.347  $  9.042   $  9.342
Accumulation unit value at end of period..................................  $ 13.692  $  10.530  $ 10.347   $  9.042
Number of accumulation units outstanding at end of period (in thousands)..         6          6         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.928  $   9.775  $  8.559   $  8.016
Accumulation unit value at end of period..................................  $ 12.883  $   9.928  $  9.775   $  8.559
Number of accumulation units outstanding at end of period (in thousands)..        33         23        21         13

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.802  $  6.482   $ 10.593  $  10.852
Accumulation unit value at end of period..................................  $ 10.748  $  8.802   $  6.482  $  10.593
Number of accumulation units outstanding at end of period (in thousands)..        18        26         25          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.678  $  6.416   $ 10.527  $  10.827
Accumulation unit value at end of period..................................  $ 10.554  $  8.678   $  6.416  $  10.527
Number of accumulation units outstanding at end of period (in thousands)..        30        28         19         10
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-73

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.490  $  10.793  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.884  $  10.490  $ 10.793   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.459  $  10.777  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.836  $  10.459  $ 10.777   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.439  $  10.767  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.804  $  10.439  $ 10.767   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.418  $  10.756  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.772  $  10.418  $ 10.756   $      -
Number of accumulation units outstanding at end of period (in thousands)..        10         11        19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.377  $  10.735  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.708  $  10.377  $ 10.735   $      -
Number of accumulation units outstanding at end of period (in thousands)..         3          3         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.337  $  10.715  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.645  $  10.337  $ 10.715   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.363  $   8.593  $  7.757   $ 10.290
Accumulation unit value at end of period..................................  $  7.207  $   8.363  $  8.593   $  7.757
Number of accumulation units outstanding at end of period (in thousands)..        43         29        50         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  8.280  $   8.521  $  8.430   $      -
Accumulation unit value at end of period..................................  $  7.125  $   8.280  $  8.521   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -         10        14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.941  $   8.180  $  7.402   $  9.845
Accumulation unit value at end of period..................................  $  6.826  $   7.941  $  8.180   $  7.402
Number of accumulation units outstanding at end of period (in thousands)..        15         11        16          5

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-74

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.171  $   8.425  $  7.632   $ 10.160
Accumulation unit value at end of period..................................  $  7.017  $   8.171  $  8.425   $  7.632
Number of accumulation units outstanding at end of period (in thousands)..         7          6         4         32
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  7.785  $   8.043  $  7.301   $  9.433
Accumulation unit value at end of period..................................  $  6.672  $   7.785  $  8.043   $  7.301
Number of accumulation units outstanding at end of period (in thousands)..        26         33        28         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.956  $   8.237  $  7.491   $ 10.013
Accumulation unit value at end of period..................................  $  6.805  $   7.956  $  8.237   $  7.491
Number of accumulation units outstanding at end of period (in thousands)..        38         35        40         50
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.044  $   9.106  $  8.257   $  8.832
Accumulation unit value at end of period..................................  $ 13.750  $  12.044  $  9.106   $  8.257
Number of accumulation units outstanding at end of period (in thousands)..        27         18        32         37
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.108  $  11.439  $ 11.489   $      -
Accumulation unit value at end of period..................................  $ 17.221  $  15.108  $ 11.439   $      -
Number of accumulation units outstanding at end of period (in thousands)..         6          9        15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.847  $   8.979  $  8.162   $  8.752
Accumulation unit value at end of period..................................  $ 13.491  $  11.847  $  8.979   $  8.162
Number of accumulation units outstanding at end of period (in thousands)..        14         17        14          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.881  $  11.289  $ 10.273   $ 11.026
Accumulation unit value at end of period..................................  $ 16.929  $  14.881  $ 11.289   $ 10.273
Number of accumulation units outstanding at end of period (in thousands)..         7          3         5          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.614  $   8.829  $  8.050   $  9.106
Accumulation unit value at end of period..................................  $ 13.187  $  11.614  $  8.829   $  8.050
Number of accumulation units outstanding at end of period (in thousands)..        19         13        19         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.437  $  10.997  $ 10.047   $ 10.827
Accumulation unit value at end of period..................................  $ 16.359  $  14.437  $ 10.997   $ 10.047
Number of accumulation units outstanding at end of period (in thousands)..        20         31        31         31

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.538  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.832  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        21         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.489  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.752  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.444  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.026  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        15         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.310  $  7.561   $ 11.547  $  11.102
Accumulation unit value at end of period..................................  $ 10.827  $  9.310   $  7.561  $  11.547
Number of accumulation units outstanding at end of period (in thousands)..        27        31         11          1


                                  APP I-75

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 19.061  $  13.267  $ 12.506   $ 12.895
Accumulation unit value at end of period..................................  $ 20.680  $  19.061  $ 13.267   $ 12.506
Number of accumulation units outstanding at end of period (in thousands)..         7          9         9         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.936  $  13.200  $ 14.001   $      -
Accumulation unit value at end of period..................................  $ 20.514  $  18.936  $ 13.200   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 18.853  $  13.156  $ 12.432   $ 12.850
Accumulation unit value at end of period..................................  $ 20.404  $  18.853  $ 13.156   $ 12.432
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.771  $  13.111  $ 12.402   $ 12.833
Accumulation unit value at end of period..................................  $ 20.294  $  18.771  $ 13.111   $ 12.402
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 18.607  $  13.023  $ 12.343   $ 14.051
Accumulation unit value at end of period..................................  $ 20.077  $  18.607  $ 13.023   $ 12.343
Number of accumulation units outstanding at end of period (in thousands)..         3          3         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 18.444  $  12.935  $ 12.284   $ 12.762
Accumulation unit value at end of period..................................  $ 19.862  $  18.444  $ 12.935   $ 12.284
Number of accumulation units outstanding at end of period (in thousands)..         2          4         5          5
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.266  $  15.115  $ 13.654   $ 13.307
Accumulation unit value at end of period..................................  $ 15.890  $  15.266  $ 15.115   $ 13.654
Number of accumulation units outstanding at end of period (in thousands)..        16         14        16         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.909  $  15.776  $ 14.890   $      -
Accumulation unit value at end of period..................................  $ 16.535  $  15.909  $ 15.776   $      -
Number of accumulation units outstanding at end of period (in thousands)..        21         20        15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.859  $  14.749  $ 13.357   $ 13.050
Accumulation unit value at end of period..................................  $ 15.429  $  14.859  $ 14.749   $ 13.357
Number of accumulation units outstanding at end of period (in thousands)..        26         18        13         10

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.836  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.895  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.826  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.850  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.821  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.833  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.805  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.762  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         -          -          -
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.978  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.307  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        31         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.776  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.050  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -


                                  APP I-76

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.670  $  15.570  $ 14.114   $ 13.804
Accumulation unit value at end of period..................................  $ 16.255  $  15.670  $ 15.570   $ 14.114
Number of accumulation units outstanding at end of period (in thousands)..         9         10        15         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.568  $  14.503  $ 13.174   $ 13.270
Accumulation unit value at end of period..................................  $ 15.081  $  14.568  $ 14.503   $ 13.174
Number of accumulation units outstanding at end of period (in thousands)..        20         23        15          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.203  $  15.167  $ 13.803   $ 13.554
Accumulation unit value at end of period..................................  $ 15.707  $  15.203  $ 15.167   $ 13.803
Number of accumulation units outstanding at end of period (in thousands)..        30         31        36         32
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.106  $   9.254  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  8.050  $  10.106  $  9.254   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.077  $   9.241  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  8.015  $  10.077  $  9.241   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.057  $   9.232  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  7.991  $  10.057  $  9.232   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.037  $   9.223  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  7.967  $  10.037  $  9.223   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  9.998  $   9.205  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  7.920  $   9.998  $  9.205   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.958  $   9.187  $ 10.000   $      -
Accumulation unit value at end of period..................................  $  7.873  $   9.958  $  9.187   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.468  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.804  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        20         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.292  $  9.519   $ 10.878  $  10.383
Accumulation unit value at end of period..................................  $ 13.554  $ 12.292   $  9.519  $  10.878
Number of accumulation units outstanding at end of period (in thousands)..        22        23         16          5
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-77

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.272  $  10.897  $  9.202   $  9.081
Accumulation unit value at end of period..................................  $ 15.968  $  14.272  $ 10.897   $  9.202
Number of accumulation units outstanding at end of period (in thousands)..         1         23        20          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.892  $  13.682  $ 12.727   $      -
Accumulation unit value at end of period..................................  $ 19.988  $  17.892  $ 13.682   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.038  $  10.746  $  9.097   $  8.999
Accumulation unit value at end of period..................................  $ 15.668  $  14.038  $ 10.746   $  9.097
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.623  $  13.503  $ 11.443   $ 11.332
Accumulation unit value at end of period..................................  $ 19.649  $  17.623  $ 13.503   $ 11.443
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.763  $  10.566  $  8.972   $  9.590
Accumulation unit value at end of period..................................  $ 15.314  $  13.763  $ 10.566   $  8.972
Number of accumulation units outstanding at end of period (in thousands)..        11          9         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.098  $  13.153  $ 11.191   $ 11.126
Accumulation unit value at end of period..................................  $ 18.987  $  17.098  $ 13.153   $ 11.191
Number of accumulation units outstanding at end of period (in thousands)..         8          6         7          5
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.588  $  14.668  $ 12.807   $ 12.478
Accumulation unit value at end of period..................................  $ 15.811  $  15.588  $ 14.668   $ 12.807
Number of accumulation units outstanding at end of period (in thousands)..        47         29        16          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.222  $  16.230  $ 15.100   $      -
Accumulation unit value at end of period..................................  $ 17.442  $  17.222  $ 16.230   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -         11         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.337  $  14.468  $ 12.663   $ 12.369
Accumulation unit value at end of period..................................  $ 15.517  $  15.337  $ 14.468   $ 12.663
Number of accumulation units outstanding at end of period (in thousands)..         2          2        11          9

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.103  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.081  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.050  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.999  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.147  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.332  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.003  $  7.981   $ 11.761  $  11.513
Accumulation unit value at end of period..................................  $ 11.126  $ 10.003   $  7.981  $  11.761
Number of accumulation units outstanding at end of period (in thousands)..         2         1          0          -
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.064  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.478  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.995  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.369  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         7         -          -          -


                                  APP I-78

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.964  $  16.018  $ 14.035   $ 13.722
Accumulation unit value at end of period..................................  $ 17.146  $  16.964  $ 16.018   $ 14.035
Number of accumulation units outstanding at end of period (in thousands)..         -          -        11          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.040  $  14.230  $ 12.493   $ 12.667
Accumulation unit value at end of period..................................  $ 15.171  $  15.040  $ 14.230   $ 12.493
Number of accumulation units outstanding at end of period (in thousands)..        11         11         9          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.458  $  15.603  $ 13.726   $ 13.474
Accumulation unit value at end of period..................................  $ 16.569  $  16.458  $ 15.603   $ 13.726
Number of accumulation units outstanding at end of period (in thousands)..        13          9        10          6
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.573  $   8.585  $  7.061   $  9.012
Accumulation unit value at end of period..................................  $  9.107  $  10.573  $  8.585   $  7.061
Number of accumulation units outstanding at end of period (in thousands)..        17         12         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.469  $   8.513  $  8.147   $      -
Accumulation unit value at end of period..................................  $  9.004  $  10.469  $  8.513   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.400  $   8.465  $  6.980   $  8.931
Accumulation unit value at end of period..................................  $  8.936  $  10.400  $  8.465   $  6.980
Number of accumulation units outstanding at end of period (in thousands)..         4          5        14         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.331  $   8.418  $  6.948   $  8.899
Accumulation unit value at end of period..................................  $  8.868  $  10.331  $  8.418   $  6.948
Number of accumulation units outstanding at end of period (in thousands)..         3          3        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.196  $   8.324  $  6.884   $  8.976
Accumulation unit value at end of period..................................  $  8.734  $  10.196  $  8.324   $  6.884
Number of accumulation units outstanding at end of period (in thousands)..         4          5         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.062  $   8.231  $  6.821   $  8.771
Accumulation unit value at end of period..................................  $  8.602  $  10.062  $  8.231   $  6.821
Number of accumulation units outstanding at end of period (in thousands)..         7          7         5          4

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.210  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 13.722  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.037  $  8.217   $ 10.981  $  10.749
Accumulation unit value at end of period..................................  $ 13.474  $ 12.037   $  8.217  $  10.981
Number of accumulation units outstanding at end of period (in thousands)..         2         2          0          -
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-79

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  9.508  $   7.469  $  6.166   $  7.337
Accumulation unit value at end of period..................................  $  8.815  $   9.508  $  7.469   $  6.166
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.597  $   9.910  $  9.222   $      -
Accumulation unit value at end of period..................................  $ 11.661  $  12.597  $  9.910   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.354  $   7.366  $  6.097   $  7.273
Accumulation unit value at end of period..................................  $  8.651  $   9.354  $  7.366   $  6.097
Number of accumulation units outstanding at end of period (in thousands)..         -          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.408  $   9.781  $  8.103   $  9.676
Accumulation unit value at end of period..................................  $ 11.463  $  12.408  $  9.781   $  8.103
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.038  $   7.246  $  6.015
Accumulation unit value at end of period..................................  $ 11.077  $  12.038  $  7.246   $  6.015
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          0
Mortality and Expense Risk and Administrative Charge -- 1.25%.............         -          -         -          -
Accumulation unit value at beginning of period............................  $ 12.038  $   9.527  $  7.925   $  9.501
Accumulation unit value at end of period..................................  $ 11.077  $  12.038  $  9.527   $  7.925
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          1
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.064  $   8.978  $  7.741   $  7.793
Accumulation unit value at end of period..................................  $ 13.657  $  12.064  $  8.978   $  7.741
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.428  $  10.754  $ 10.471   $      -
Accumulation unit value at end of period..................................  $ 16.309  $  14.428  $ 10.754   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.866  $   8.853  $  7.653   $  7.723
Accumulation unit value at end of period..................................  $ 13.400  $  11.866  $  8.853   $  7.653
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008       2007
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  6.698  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $  7.337  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  6.656  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $  7.273  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.864  $  7.137   $ 13.049   $  12.140
Accumulation unit value at end of period..................................  $  9.676  $  8.864   $  7.137   $  13.049
Number of accumulation units outstanding at end of period (in thousands)..         0         0          2           1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
Mortality and Expense Risk and Administrative Charge -- 1.25%.............
Accumulation unit value at beginning of period............................  $  8.739  $  7.064   $ 12.967   $  12.112
Accumulation unit value at end of period..................................  $  9.501  $  8.739   $  7.064   $  12.967
Number of accumulation units outstanding at end of period (in thousands)..         1         1          1           0
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  6.867  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $  7.793  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  6.822  $      -   $      -   $       -
Accumulation unit value at end of period..................................  $  7.723  $      -   $      -   $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -           -


                                  APP I-80

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.211  $  10.614  $  9.183   $  9.278
Accumulation unit value at end of period..................................  $ 16.032  $  14.211  $ 10.614   $  9.183
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.633  $   8.705  $  7.547   $  8.041
Accumulation unit value at end of period..................................  $ 13.097  $  11.633  $  8.705   $  7.547
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.788  $  10.339  $  8.981   $  9.110
Accumulation unit value at end of period..................................  $ 15.492  $  13.788  $ 10.339   $  8.981
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.904  $  10.254  $  8.831   $  9.342
Accumulation unit value at end of period..................................  $ 15.681  $  13.904  $ 10.254   $  8.831
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.299  $  12.038  $ 12.064   $      -
Accumulation unit value at end of period..................................  $ 18.355  $  16.299  $ 12.038   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.680  $  10.114  $  8.731   $  9.260
Accumulation unit value at end of period..................................  $ 15.390  $  13.680  $ 10.114   $  8.731
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.054  $  11.881  $ 10.267   $ 10.900
Accumulation unit value at end of period..................................  $ 18.043  $  16.054  $ 11.881   $ 10.267
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.415  $   9.948  $  8.614   $  9.665
Accumulation unit value at end of period..................................  $ 15.047  $  13.415  $  9.948   $  8.614
Number of accumulation units outstanding at end of period (in thousands)..         -          -         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.576  $  11.573  $ 10.041   $ 10.703
Accumulation unit value at end of period..................................  $ 17.435  $  15.576  $ 11.573   $ 10.041
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          0

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.203  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.278  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.087  $  6.242   $ 10.587  $  11.292
Accumulation unit value at end of period..................................  $  9.110  $  8.087   $  6.242  $  10.587
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.869  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.342  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.820  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.260  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.214  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.900  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.083  $  6.977   $ 11.493  $  11.018
Accumulation unit value at end of period..................................  $ 10.703  $  9.083   $  6.977  $  11.493
Number of accumulation units outstanding at end of period (in thousands)..         0         -          -          -


                                  APP I-81

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.385  $  10.124  $  8.652   $  8.827
Accumulation unit value at end of period..................................  $ 15.263  $  13.385  $ 10.124   $  8.652
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.643  $  11.850  $ 11.428   $      -
Accumulation unit value at end of period..................................  $ 17.811  $  15.643  $ 11.850   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.169  $   9.986  $  8.555   $  8.750
Accumulation unit value at end of period..................................  $ 14.979  $  13.169  $  9.986   $  8.555
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.409  $  11.695  $ 10.030   $ 10.268
Accumulation unit value at end of period..................................  $ 17.508  $  15.409  $ 11.695   $ 10.030
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.915  $   9.822  $  8.440   $  9.006
Accumulation unit value at end of period..................................  $ 14.645  $  12.915  $  9.822   $  8.440
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.949  $  11.392  $  9.809   $ 10.083
Accumulation unit value at end of period..................................  $ 16.918  $  14.949  $ 11.392   $  9.809
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
PUTNAM VOYAGER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.472  $  11.502  $ 10.105   $ 12.349
Accumulation unit value at end of period..................................  $ 17.955  $  16.472  $ 11.502   $ 10.105
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.592  $  13.002  $ 13.442   $      -
Accumulation unit value at end of period..................................  $ 20.236  $  18.592  $ 13.002   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 16.206  $  11.344  $  9.992   $ 12.241
Accumulation unit value at end of period..................................  $ 17.621  $  16.206  $ 11.344   $  9.992
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.628  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.827  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.580  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.750  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.904  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.268  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.778  $  6.619   $ 10.874  $  10.969
Accumulation unit value at end of period..................................  $ 10.083  $  8.778   $  6.619  $  10.874
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
PUTNAM VOYAGER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-82

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.313  $  12.832  $ 11.314   $ 13.874
Accumulation unit value at end of period..................................  $ 19.892  $  18.313  $ 12.832   $ 11.314
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 15.892  $  11.158  $  9.858   $ 11.928
Accumulation unit value at end of period..................................  $ 17.228  $  15.892  $ 11.158   $  9.858
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.767  $  12.500  $ 11.065   $ 13.623
Accumulation unit value at end of period..................................  $ 19.223  $  17.767  $ 12.500   $ 11.065
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.655  $   9.854  $  8.492   $  8.642
Accumulation unit value at end of period..................................  $ 13.462  $  12.655  $  9.854   $  8.492
Number of accumulation units outstanding at end of period (in thousands)..        58         24        20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.529  $   9.771  $  9.260   $      -
Accumulation unit value at end of period..................................  $ 13.308  $  12.529  $  9.771   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.198  $   9.522  $  8.227   $  8.393
Accumulation unit value at end of period..................................  $ 12.944  $  12.198  $  9.522   $  8.227
Number of accumulation units outstanding at end of period (in thousands)..        19         46        47         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.364  $   9.661  $  8.355   $  8.532
Accumulation unit value at end of period..................................  $ 13.106  $  12.364  $  9.661   $  8.355
Number of accumulation units outstanding at end of period (in thousands)..         1          1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.959  $   9.363  $  8.114   $  8.620
Accumulation unit value at end of period..................................  $ 12.652  $  11.959  $  9.363   $  8.114
Number of accumulation units outstanding at end of period (in thousands)..        22         19        28         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.040  $   9.445  $  8.201   $  8.409
Accumulation unit value at end of period..................................  $ 12.712  $  12.040  $  9.445   $  8.201
Number of accumulation units outstanding at end of period (in thousands)..        29         28        34         31

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.580  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.642  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        10         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.380  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.393  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  7.510  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.532  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  7.431  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.409  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        33         -          -          -


                                  APP I-83

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.376  $  11.157  $  9.475   $  9.664
Accumulation unit value at end of period..................................  $ 16.565  $  15.376  $ 11.157   $  9.475
Number of accumulation units outstanding at end of period (in thousands)..       108         89        43         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.223  $  11.063  $ 11.166   $      -
Accumulation unit value at end of period..................................  $ 16.376  $  15.223  $ 11.063   $      -
Number of accumulation units outstanding at end of period (in thousands)..        38         42        34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.819  $  10.780  $  9.178   $  9.384
Accumulation unit value at end of period..................................  $ 15.925  $  14.819  $ 10.780   $  9.178
Number of accumulation units outstanding at end of period (in thousands)..        87         50        77         48
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.022  $  10.939  $  9.323   $  9.541
Accumulation unit value at end of period..................................  $ 16.127  $  15.022  $ 10.939   $  9.323
Number of accumulation units outstanding at end of period (in thousands)..        34         42        21          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.528  $  10.600  $  9.052   $  9.697
Accumulation unit value at end of period..................................  $ 15.566  $  14.528  $ 10.600   $  9.052
Number of accumulation units outstanding at end of period (in thousands)..        48         57        40         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.628  $  10.695  $  9.151   $  9.403
Accumulation unit value at end of period..................................  $ 15.642  $  14.628  $ 10.695   $  9.151
Number of accumulation units outstanding at end of period (in thousands)..        94         88        95         84
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.933  $  11.672  $ 10.485   $ 10.536
Accumulation unit value at end of period..................................  $ 13.444  $  12.933  $ 11.672   $ 10.485
Number of accumulation units outstanding at end of period (in thousands)..        22         17        38         31
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.824  $  11.590  $ 11.209   $      -
Accumulation unit value at end of period..................................  $ 13.310  $  12.824  $ 11.590   $      -
Number of accumulation units outstanding at end of period (in thousands)..         3          3         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.751  $  11.536  $ 10.389   $ 10.466
Accumulation unit value at end of period..................................  $ 13.222  $  12.751  $ 11.536   $ 10.389
Number of accumulation units outstanding at end of period (in thousands)..        15         21        12         10

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-84

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.679  $  11.483   $ 10.351   $ 10.438
Accumulation unit value at end of period..................................  $ 13.134  $  12.679   $ 11.483   $ 10.351
Number of accumulation units outstanding at end of period (in thousands)..         2         (0)        (0)         0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.536  $  11.376   $ 10.275   $ 10.770
Accumulation unit value at end of period..................................  $ 12.960  $  12.536   $ 11.376   $ 10.275
Number of accumulation units outstanding at end of period (in thousands)..        39         30         47         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.395  $  11.270   $ 10.200   $ 10.327
Accumulation unit value at end of period..................................  $ 12.788  $  12.395   $ 11.270   $ 10.200
Number of accumulation units outstanding at end of period (in thousands)..        32         29         61         63
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.444  $  11.500   $ 10.100   $ 10.327
Accumulation unit value at end of period..................................  $ 14.061  $  13.444   $ 11.500   $ 10.100
Number of accumulation units outstanding at end of period (in thousands)..       138        129        270        187
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.331  $  11.420   $ 11.018   $      -
Accumulation unit value at end of period..................................  $ 13.921  $  13.331   $ 11.420   $      -
Number of accumulation units outstanding at end of period (in thousands)..        14         11         11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.255  $  11.367   $ 10.007   $ 10.258
Accumulation unit value at end of period..................................  $ 13.829  $  13.255   $ 11.367   $ 10.007
Number of accumulation units outstanding at end of period (in thousands)..       102        105         92         87
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.180  $  11.314   $  9.971   $ 10.231
Accumulation unit value at end of period..................................  $ 13.737  $  13.180   $ 11.314   $  9.971
Number of accumulation units outstanding at end of period (in thousands)..         9          2          2          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.032  $  11.209   $  9.898   $ 10.603
Accumulation unit value at end of period..................................  $ 13.555  $  13.032   $ 11.209   $  9.898
Number of accumulation units outstanding at end of period (in thousands)..       164        156         96         63
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.885  $  11.105   $  9.825   $ 10.122
Accumulation unit value at end of period..................................  $ 13.375  $  12.885   $ 11.105   $  9.825
Number of accumulation units outstanding at end of period (in thousands)..       133        169        214        224

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-85

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.742  $  11.284  $  9.752   $ 10.126
Accumulation unit value at end of period..................................  $ 14.433  $  13.742  $ 11.284   $  9.752
Number of accumulation units outstanding at end of period (in thousands)..        78         57       197        129
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.626  $  11.205  $ 10.797   $      -
Accumulation unit value at end of period..................................  $ 14.289  $  13.626  $ 11.205   $      -
Number of accumulation units outstanding at end of period (in thousands)..        27         17        12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.549  $  11.153  $  9.663   $ 10.058
Accumulation unit value at end of period..................................  $ 14.194  $  13.549  $ 11.153   $  9.663
Number of accumulation units outstanding at end of period (in thousands)..       103         88        65         55
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.472  $  11.101  $  9.628   $ 10.031
Accumulation unit value at end of period..................................  $ 14.100  $  13.472  $ 11.101   $  9.628
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.321  $  10.998  $  9.557   $ 10.425
Accumulation unit value at end of period..................................  $ 13.913  $  13.321  $ 10.998   $  9.557
Number of accumulation units outstanding at end of period (in thousands)..       145        106       100         76
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.171  $  10.896  $  9.487   $  9.925
Accumulation unit value at end of period..................................  $ 13.729  $  13.171  $ 10.896   $  9.487
Number of accumulation units outstanding at end of period (in thousands)..       121        115       133        131
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.986  $  11.217  $  9.636   $ 10.086
Accumulation unit value at end of period..................................  $ 14.703  $  13.986  $ 11.217   $  9.636
Number of accumulation units outstanding at end of period (in thousands)..        41         35        55         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.868  $  11.139  $ 10.740   $      -
Accumulation unit value at end of period..................................  $ 14.557  $  13.868  $ 11.139   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          3        11          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.789  $  11.087  $  9.548   $ 10.019
Accumulation unit value at end of period..................................  $ 14.460  $  13.789  $ 11.087   $  9.548
Number of accumulation units outstanding at end of period (in thousands)..        54         41        27         17

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-86

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.712  $  11.036  $  9.513   $  9.993
Accumulation unit value at end of period..................................  $ 14.364  $  13.712  $ 11.036   $  9.513
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.557  $  10.933  $  9.443   $ 10.398
Accumulation unit value at end of period..................................  $ 14.174  $  13.557  $ 10.933   $  9.443
Number of accumulation units outstanding at end of period (in thousands)..        77         74        56         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.404  $  10.831  $  9.374   $  9.886
Accumulation unit value at end of period..................................  $ 13.986  $  13.404  $ 10.831   $  9.374
Number of accumulation units outstanding at end of period (in thousands)..       104         98       101        104
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.967  $  11.208  $  9.629   $ 10.071
Accumulation unit value at end of period..................................  $ 14.682  $  13.967  $ 11.208   $  9.629
Number of accumulation units outstanding at end of period (in thousands)..        14          8        17         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.848  $  11.130  $ 10.725   $      -
Accumulation unit value at end of period..................................  $ 14.536  $  13.848  $ 11.130   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.770  $  11.078  $  9.541   $ 10.004
Accumulation unit value at end of period..................................  $ 14.440  $  13.770  $ 11.078   $  9.541
Number of accumulation units outstanding at end of period (in thousands)..        28         16        11          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.692  $  11.027  $  9.506   $  9.978
Accumulation unit value at end of period..................................  $ 14.344  $  13.692  $ 11.027   $  9.506
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.538  $  10.924  $  9.437   $ 10.374
Accumulation unit value at end of period..................................  $ 14.154  $  13.538  $ 10.924   $  9.437
Number of accumulation units outstanding at end of period (in thousands)..        78         74        62         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.385  $  10.823  $  9.368   $  9.872
Accumulation unit value at end of period..................................  $ 13.966  $  13.385  $ 10.823   $  9.368
Number of accumulation units outstanding at end of period (in thousands)..        14         17        18         16

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-87

                                                                                  YEAR ENDING DECEMBER 31,
                                                                            ------------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.737  $  11.777   $ 10.807   $ 10.768
Accumulation unit value at end of period..................................  $ 13.104  $  12.737   $ 11.777   $ 10.807
Number of accumulation units outstanding at end of period (in thousands)..         -          0          6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.629  $  11.694   $ 11.388   $      -
Accumulation unit value at end of period..................................  $ 12.974  $  12.629   $ 11.694   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.557  $  11.640   $ 10.708   $ 10.697
Accumulation unit value at end of period..................................  $ 12.887  $  12.557   $ 11.640   $ 10.708
Number of accumulation units outstanding at end of period (in thousands)..         3          3          3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.486  $  11.586   $ 10.669   $ 10.668
Accumulation unit value at end of period..................................  $ 12.802  $  12.486   $ 11.586   $ 10.669
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)        (0)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.346  $  11.478   $ 10.591   $ 10.955
Accumulation unit value at end of period..................................  $ 12.632  $  12.346   $ 11.478   $ 10.591
Number of accumulation units outstanding at end of period (in thousands)..        10          9         15          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.206  $  11.371   $ 10.513   $ 10.555
Accumulation unit value at end of period..................................  $ 12.465  $  12.206   $ 11.371   $ 10.513
Number of accumulation units outstanding at end of period (in thousands)..        13         14         13         17
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 24.036  $  18.995   $ 16.103   $ 18.540
Accumulation unit value at end of period..................................  $ 21.333  $  24.036   $ 18.995   $ 16.103
Number of accumulation units outstanding at end of period (in thousands)..        15         54        576        584
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 23.612  $  18.688   $ 17.035   $      -
Accumulation unit value at end of period..................................  $ 20.925  $  23.612   $ 18.688   $      -
Number of accumulation units outstanding at end of period (in thousands)..        15         17         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.789  $   9.340   $  7.937   $  9.162
Accumulation unit value at end of period..................................  $ 10.437  $  11.789   $  9.340   $  7.937
Number of accumulation units outstanding at end of period (in thousands)..        26          3          3          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.173  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 18.540  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..       496         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.507  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.162  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -


                                  APP I-88

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 23.537  $  18.666  $ 15.879   $ 18.347
Accumulation unit value at end of period..................................  $ 20.818  $  23.537  $ 18.666   $ 15.879
Number of accumulation units outstanding at end of period (in thousands)..        42         43        64         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.557  $   9.184  $  7.828   $  9.688
Accumulation unit value at end of period..................................  $ 10.201  $  11.557  $  9.184   $  7.828
Number of accumulation units outstanding at end of period (in thousands)..        15         27        21          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 21.987  $  17.507  $ 14.953   $ 17.346
Accumulation unit value at end of period..................................  $ 19.369  $  21.987  $ 17.507   $ 14.953
Number of accumulation units outstanding at end of period (in thousands)..        26         31        28         29
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.776  $  16.494  $ 14.314   $ 14.736
Accumulation unit value at end of period..................................  $ 16.956  $  16.776  $ 16.494   $ 14.314
Number of accumulation units outstanding at end of period (in thousands)..        61         38        24         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 18.593  $  18.308  $ 17.020   $      -
Accumulation unit value at end of period..................................  $ 18.764  $  18.593  $ 18.308   $      -
Number of accumulation units outstanding at end of period (in thousands)..        15         14        14          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 16.506  $  16.269  $ 14.154   $ 14.607
Accumulation unit value at end of period..................................  $ 16.641  $  16.506  $ 16.269   $ 14.154
Number of accumulation units outstanding at end of period (in thousands)..        27         19        31         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 18.314  $  18.069  $ 15.736   $ 16.256
Accumulation unit value at end of period..................................  $ 18.445  $  18.314  $ 18.069   $ 15.736
Number of accumulation units outstanding at end of period (in thousands)..         8          5        10         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 16.186  $  16.002  $ 13.964   $ 15.044
Accumulation unit value at end of period..................................  $ 16.270  $  16.186  $ 16.002   $ 13.964
Number of accumulation units outstanding at end of period (in thousands)..        39         36        20         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.768  $  17.601  $ 15.389   $ 15.962
Accumulation unit value at end of period..................................  $ 17.824  $  17.768  $ 17.601   $ 15.389
Number of accumulation units outstanding at end of period (in thousands)..        98         99       101         73

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.054  $ 11.487   $ 21.489  $  18.485
Accumulation unit value at end of period..................................  $ 18.347  $ 17.054   $ 11.487  $  21.489
Number of accumulation units outstanding at end of period (in thousands)..        50        33         25         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.188  $ 10.947   $ 20.562  $  17.758
Accumulation unit value at end of period..................................  $ 17.346  $ 16.188   $ 10.947  $  20.562
Number of accumulation units outstanding at end of period (in thousands)..        26        23         17          9
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.143  $ 11.113   $ 10.509  $  10.000
Accumulation unit value at end of period..................................  $ 14.736  $ 13.143   $ 11.113  $  10.509
Number of accumulation units outstanding at end of period (in thousands)..        13         7          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.061  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 14.607  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        18         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.550  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 16.256  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.344  $ 12.219   $ 11.642  $  10.634
Accumulation unit value at end of period..................................  $ 15.962  $ 14.344   $ 12.219  $  11.642
Number of accumulation units outstanding at end of period (in thousands)..        57        44          6          5


                                  APP I-89

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.838  $  13.774  $ 11.390   $ 12.228
Accumulation unit value at end of period..................................  $ 17.410  $  17.838  $ 13.774   $ 11.390
Number of accumulation units outstanding at end of period (in thousands)..        30         31        16         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.583  $  13.597  $ 12.264   $      -
Accumulation unit value at end of period..................................  $ 17.134  $  17.583  $ 13.597   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.697  $   8.280  $  6.864   $  7.388
Accumulation unit value at end of period..................................  $ 10.414  $  10.697  $  8.280   $  6.864
Number of accumulation units outstanding at end of period (in thousands)..        11         10        42         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.247  $  13.364  $ 11.089   $ 11.947
Accumulation unit value at end of period..................................  $ 16.774  $  17.247  $ 13.364   $ 11.089
Number of accumulation units outstanding at end of period (in thousands)..        27         29        27         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.487  $   8.142  $  6.770   $  7.899
Accumulation unit value at end of period..................................  $ 10.179  $  10.487  $  8.142   $  6.770
Number of accumulation units outstanding at end of period (in thousands)..        35         35        25         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.595  $  12.911  $ 10.756   $ 11.634
Accumulation unit value at end of period..................................  $ 16.075  $  16.595  $ 12.911   $ 10.756
Number of accumulation units outstanding at end of period (in thousands)..        14         15        22         23
THE HARTFORD CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.762  $   9.731  $  8.109   $  9.586
Accumulation unit value at end of period..................................  $ 14.739  $  13.762  $  9.731   $  8.109
Number of accumulation units outstanding at end of period (in thousands)..       103        105       117        119
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.625  $   9.649  $  9.180   $      -
Accumulation unit value at end of period..................................  $ 14.571  $  13.625  $  9.649   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2         21        66          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.535  $   9.594  $  8.015   $  9.499
Accumulation unit value at end of period..................................  $ 14.460  $  13.535  $  9.594   $  8.015
Number of accumulation units outstanding at end of period (in thousands)..       116         89        95         76

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.428  $  8.780   $ 15.610  $  16.532
Accumulation unit value at end of period..................................  $ 12.228  $ 11.428   $  8.780  $  15.610
Number of accumulation units outstanding at end of period (in thousands)..        25        21         26          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  6.922  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.388  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        23         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.205  $  8.639   $ 15.413  $  15.212
Accumulation unit value at end of period..................................  $ 11.947  $ 11.205   $  8.639  $  15.413
Number of accumulation units outstanding at end of period (in thousands)..        15        13         12         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.955  $  8.480   $ 15.190  $  15.052
Accumulation unit value at end of period..................................  $ 11.634  $ 10.955   $  8.480  $  15.190
Number of accumulation units outstanding at end of period (in thousands)..        29        32          9         18
THE HARTFORD CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-90

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.445  $   9.540  $  7.978   $  9.464
Accumulation unit value at end of period..................................  $ 14.350  $  13.445  $  9.540   $  7.978
Number of accumulation units outstanding at end of period (in thousands)..        11         16        15         52
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.268  $   9.433  $  7.904   $  9.269
Accumulation unit value at end of period..................................  $ 14.132  $  13.268  $  9.433   $  7.904
Number of accumulation units outstanding at end of period (in thousands)..       110        131        92         86
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.092  $   9.327  $  7.831   $  9.327
Accumulation unit value at end of period..................................  $ 13.917  $  13.092  $  9.327   $  7.831
Number of accumulation units outstanding at end of period (in thousands)..       133        141       179        230
THE HARTFORD CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.186  $  12.081  $ 11.063   $ 10.896
Accumulation unit value at end of period..................................  $ 12.124  $  12.186  $ 12.081   $ 11.063
Number of accumulation units outstanding at end of period (in thousands)..         1          2         3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.065  $  11.979  $ 11.655   $      -
Accumulation unit value at end of period..................................  $ 11.985  $  12.065  $ 11.979   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.985  $  11.912  $ 10.935   $ 10.797
Accumulation unit value at end of period..................................  $ 11.894  $  11.985  $ 11.912   $ 10.935
Number of accumulation units outstanding at end of period (in thousands)..         9         10        17         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.906  $  11.845  $ 10.885   $ 10.757
Accumulation unit value at end of period..................................  $ 11.804  $  11.906  $ 11.845   $ 10.885
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.749  $  11.712  $ 10.784   $ 11.074
Accumulation unit value at end of period..................................  $ 11.625  $  11.749  $ 11.712   $ 10.784
Number of accumulation units outstanding at end of period (in thousands)..         8          7        29         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.594  $  11.580  $ 10.684   $ 10.602
Accumulation unit value at end of period..................................  $ 11.448  $  11.594  $ 11.580   $ 10.684
Number of accumulation units outstanding at end of period (in thousands)..        11          9         8         18

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-91

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.273  $  11.060  $  9.597   $ 10.047
Accumulation unit value at end of period..................................  $ 13.491  $  13.273  $ 11.060   $  9.597
Number of accumulation units outstanding at end of period (in thousands)..         3          5         7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.141  $  10.967  $ 10.503   $      -
Accumulation unit value at end of period..................................  $ 13.337  $  13.141  $ 10.967   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          5         4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.054  $  10.905  $  9.487   $  9.956
Accumulation unit value at end of period..................................  $ 13.236  $  13.054  $ 10.905   $  9.487
Number of accumulation units outstanding at end of period (in thousands)..        25         21        22          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.968  $  10.844  $  9.443   $  9.920
Accumulation unit value at end of period..................................  $ 13.135  $  12.968  $ 10.844   $  9.443
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.797  $  10.722  $  9.355   $ 10.221
Accumulation unit value at end of period..................................  $ 12.935  $  12.797  $ 10.722   $  9.355
Number of accumulation units outstanding at end of period (in thousands)..        95         83        93         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.628  $  10.602  $  9.269   $  9.776
Accumulation unit value at end of period..................................  $ 12.739  $  12.628  $ 10.602   $  9.269
Number of accumulation units outstanding at end of period (in thousands)..        52         48        60         60
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.048  $  14.265  $ 12.768   $      -
Accumulation unit value at end of period..................................  $ 15.305  $  15.048  $ 14.265   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.896  $  14.142  $ 12.677   $      -
Accumulation unit value at end of period..................................  $ 15.128  $  14.896  $ 14.142   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          1         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.727  $  11.145  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 11.898  $  11.727  $ 11.145   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-92

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.696  $  13.980  $ 12.557   $      -
Accumulation unit value at end of period..................................  $ 14.896  $  14.696  $ 13.980   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.658  $  11.112  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 11.793  $  11.658  $ 11.112   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.305  $  13.663  $ 12.319   $      -
Accumulation unit value at end of period..................................  $ 14.441  $  14.305  $ 13.663   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.804  $  13.072  $ 12.233   $ 11.523
Accumulation unit value at end of period..................................  $ 13.463  $  12.804  $ 13.072   $ 12.233
Number of accumulation units outstanding at end of period (in thousands)..         1          0         1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 12.677  $  12.962  $ 12.410   $      -
Accumulation unit value at end of period..................................  $ 13.309  $  12.677  $ 12.962   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          1         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.593  $  12.889  $ 12.092   $ 11.418
Accumulation unit value at end of period..................................  $ 13.208  $  12.593  $ 12.889   $ 12.092
Number of accumulation units outstanding at end of period (in thousands)..         2          2         4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 12.510  $  12.816  $ 12.036   $ 11.377
Accumulation unit value at end of period..................................  $ 13.108  $  12.510  $ 12.816   $ 12.036
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.345  $  12.672  $ 11.924   $ 11.525
Accumulation unit value at end of period..................................  $ 12.909  $  12.345  $ 12.672   $ 11.924
Number of accumulation units outstanding at end of period (in thousands)..         8          7        10          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.182  $  12.530  $ 11.814   $ 11.212
Accumulation unit value at end of period..................................  $ 12.713  $  12.182  $ 12.530   $ 11.814
Number of accumulation units outstanding at end of period (in thousands)..         1          0         0          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-93

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
THE PUTNAM FUND FOR GROWTH AND INCOME
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.812  $   8.770  $  7.414   $  7.831
Accumulation unit value at end of period..................................  $ 13.000  $  11.812  $  8.770   $  7.414
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.053  $  10.449  $  9.901   $      -
Accumulation unit value at end of period..................................  $ 15.443  $  14.053  $ 10.449   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.622  $   8.649  $  7.331   $  7.762
Accumulation unit value at end of period..................................  $ 12.758  $  11.622  $  8.649   $  7.331
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.842  $  10.313  $  8.749   $  9.273
Accumulation unit value at end of period..................................  $ 15.180  $  13.842  $ 10.313   $  8.749
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.397  $   8.508  $  7.232   $  7.948
Accumulation unit value at end of period..................................  $ 12.474  $  11.397  $  8.508   $  7.232
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.430  $  10.045  $  8.556   $  9.105
Accumulation unit value at end of period..................................  $ 14.669  $  13.430  $ 10.045   $  8.556
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.002  $  10.318  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.521  $  10.002  $ 10.318   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $  9.973  $  10.304  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.474  $   9.973  $ 10.304   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  9.953  $  10.294  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.443  $   9.953  $ 10.294   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
THE PUTNAM FUND FOR GROWTH AND INCOME
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  6.897  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.831  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  6.853  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  7.762  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.196  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.273  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.079  $  6.324   $ 10.472  $  11.301
Accumulation unit value at end of period..................................  $  9.105  $  8.079   $  6.324  $  10.472
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-94

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.933  $  10.284  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.412  $   9.933  $ 10.284   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $  9.894  $  10.264  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.350  $   9.894  $ 10.264   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.856  $  10.244  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 10.289  $   9.856  $ 10.244   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.816  $  11.183  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.542  $  14.816  $ 11.183   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.772  $  11.167  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.469  $  14.772  $ 11.167   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.743  $  11.156  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.420  $  14.743  $ 11.156   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.714  $  11.146  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.371  $  14.714  $ 11.146   $      -
Number of accumulation units outstanding at end of period (in thousands)..         4          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.657  $  11.124  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.275  $  14.657  $ 11.124   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.599  $  11.103  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.178  $  14.599  $ 11.103   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-95

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.703  $  11.108  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.492  $  14.703  $ 11.108   $      -
Number of accumulation units outstanding at end of period (in thousands)..         3          2         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.660  $  11.092  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.419  $  14.660  $ 11.092   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.631  $  11.081  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.370  $  14.631  $ 11.081   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.602  $  11.070  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.322  $  14.602  $ 11.070   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.545  $  11.049  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.225  $  14.545  $ 11.049   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.488  $  11.027  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.129  $  14.488  $ 11.027   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.777  $  11.249  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.630  $  14.777  $ 11.249   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.734  $  11.232  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.556  $  14.734  $ 11.232   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.705  $  11.221  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.507  $  14.705  $ 11.221   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-96

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.676  $  11.211  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.458  $  14.676  $ 11.211   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.618  $  11.189  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.361  $  14.618  $ 11.189   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.561  $  11.167  $ 10.000   $      -
Accumulation unit value at end of period..................................  $ 16.264  $  14.561  $ 11.167   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 17.772  $  13.541  $ 12.023   $ 11.993
Accumulation unit value at end of period..................................  $ 19.640  $  17.772  $ 13.541   $ 12.023
Number of accumulation units outstanding at end of period (in thousands)..         -          2         0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.670  $  13.484  $ 12.977   $      -
Accumulation unit value at end of period..................................  $ 19.498  $  17.670  $ 13.484   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          3         2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 17.602  $  13.445  $ 11.968   $ 11.967
Accumulation unit value at end of period..................................  $ 19.404  $  17.602  $ 13.445   $ 11.968
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.535  $  13.407  $ 11.946   $ 11.957
Accumulation unit value at end of period..................................  $ 19.310  $  17.535  $ 13.407   $ 11.946
Number of accumulation units outstanding at end of period (in thousands)..         -          2         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 17.400  $  13.331  $ 11.902   $ 12.663
Accumulation unit value at end of period..................................  $ 19.124  $  17.400  $ 13.331   $ 11.902
Number of accumulation units outstanding at end of period (in thousands)..         7          5         3          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 17.267  $  13.255  $ 11.858   $ 11.917
Accumulation unit value at end of period..................................  $ 18.939  $  17.267  $ 13.255   $ 11.858
Number of accumulation units outstanding at end of period (in thousands)..         1          2         2          1

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-97

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 16.983  $  12.842   $ 11.507   $ 11.432
Accumulation unit value at end of period..................................  $ 17.988  $  16.983   $ 12.842   $ 11.507
Number of accumulation units outstanding at end of period (in thousands)..        33         36         40         28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.839  $  12.752   $ 12.431   $      -
Accumulation unit value at end of period..................................  $ 17.809  $  16.839   $ 12.752   $      -
Number of accumulation units outstanding at end of period (in thousands)..         1          8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 16.743  $  12.692   $ 11.402   $ 11.356
Accumulation unit value at end of period..................................  $ 17.690  $  16.743   $ 12.692   $ 11.402
Number of accumulation units outstanding at end of period (in thousands)..        24         15         13         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.649  $  12.633   $ 11.360   $ 11.325
Accumulation unit value at end of period..................................  $ 17.573  $  16.649   $ 12.633   $ 11.360
Number of accumulation units outstanding at end of period (in thousands)..        17         17         22         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 16.461  $  12.516   $ 11.277   $ 11.904
Accumulation unit value at end of period..................................  $ 17.340  $  16.461   $ 12.516   $ 11.277
Number of accumulation units outstanding at end of period (in thousands)..        18         20         11          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.275  $  12.399   $ 11.194   $ 11.205
Accumulation unit value at end of period..................................  $ 17.110  $  16.275   $ 12.399   $ 11.194
Number of accumulation units outstanding at end of period (in thousands)..        30         24         28         20
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.734  $  11.036   $  9.866   $ 10.212
Accumulation unit value at end of period..................................  $ 14.624  $  14.734   $ 11.036   $  9.866
Number of accumulation units outstanding at end of period (in thousands)..         7          4          6          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.588  $  10.943   $ 10.947   $      -
Accumulation unit value at end of period..................................  $ 14.457  $  14.588   $ 10.943   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.277  $  10.720   $  9.607   $  9.969
Accumulation unit value at end of period..................................  $ 14.134  $  14.277   $ 10.720   $  9.607
Number of accumulation units outstanding at end of period (in thousands)..         2          5          4          2

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-98

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 14.396  $  10.820  $  9.707   $ 10.082
Accumulation unit value at end of period..................................  $ 14.238  $  14.396  $ 10.820   $  9.707
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.997  $  10.541  $  9.475   $ 10.685
Accumulation unit value at end of period..................................  $ 13.815  $  13.997  $ 10.541   $  9.475
Number of accumulation units outstanding at end of period (in thousands)..         1          1         2          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.018  $  10.579  $  9.528   $  9.936
Accumulation unit value at end of period..................................  $ 13.809  $  14.018  $ 10.579   $  9.528
Number of accumulation units outstanding at end of period (in thousands)..         4          6         5          4
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.321  $  11.075  $  9.961   $  9.853
Accumulation unit value at end of period..................................  $ 14.515  $  13.321  $ 11.075   $  9.961
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.259  $  12.705  $      -   $      -
Accumulation unit value at end of period..................................  $ 16.601  $  15.259  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.109  $  10.926  $  9.852   $  9.769
Accumulation unit value at end of period..................................  $ 14.248  $  13.109  $ 10.926   $  9.852
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.030  $  12.539  $ 11.318   $ 11.234
Accumulation unit value at end of period..................................  $ 16.319  $  15.030  $ 12.539   $ 11.318
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.859  $  10.750  $  9.722   $  9.964
Accumulation unit value at end of period..................................  $ 13.934  $  12.859  $ 10.750   $  9.722
Number of accumulation units outstanding at end of period (in thousands)..         1          1         1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.582  $  12.214  $ 11.068   $ 11.031
Accumulation unit value at end of period..................................  $ 15.770  $  14.582  $ 12.214   $ 11.068
Number of accumulation units outstanding at end of period (in thousands)..         2          2         2          2

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.853  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.853  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.799  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.769  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.129  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.234  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.985  $  7.780   $ 11.553  $  10.998
Accumulation unit value at end of period..................................  $ 11.031  $  9.985   $  7.780  $  11.553
Number of accumulation units outstanding at end of period (in thousands)..         1         0          0          0


                                  APP I-99

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            -----------------------------------------
SUB-ACCOUNT                                                                   2014       2013       2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.340  $  10.638   $  9.113   $  9.077
Accumulation unit value at end of period..................................  $ 16.532  $  14.340   $ 10.638   $  9.113
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 16.501  $  12.260   $      -   $      -
Accumulation unit value at end of period..................................  $ 18.995  $  16.501   $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 14.114  $  10.497   $  9.014   $  9.001
Accumulation unit value at end of period..................................  $ 16.231  $  14.114   $ 10.497   $  9.014
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.254  $  12.100   $ 10.401   $ 10.397
Accumulation unit value at end of period..................................  $ 18.673  $  16.254   $ 12.100   $ 10.401
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.848  $  10.330   $  8.898   $  9.542
Accumulation unit value at end of period..................................  $ 15.878  $  13.848   $ 10.330   $  8.898
Number of accumulation units outstanding at end of period (in thousands)..         -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.769  $  11.787   $ 10.172   $ 10.208
Accumulation unit value at end of period..................................  $ 18.044  $  15.769   $ 11.787   $ 10.172
Number of accumulation units outstanding at end of period (in thousands)..         -         (0)        (0)         0
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 14.086  $  10.759   $  9.543   $  9.490
Accumulation unit value at end of period..................................  $ 15.794  $  14.086   $ 10.759   $  9.543
Number of accumulation units outstanding at end of period (in thousands)..        68         50         63         51
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.022  $  13.021   $      -   $      -
Accumulation unit value at end of period..................................  $ 19.056  $  17.022   $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        12         13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.862  $  10.614   $  9.438   $  9.409
Accumulation unit value at end of period..................................  $ 15.503  $  13.862   $ 10.614   $  9.438
Number of accumulation units outstanding at end of period (in thousands)..        40         30         33         30

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.019  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.077  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.972  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.001  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.217  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.397  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.086  $  7.341   $ 11.880  $  11.131
Accumulation unit value at end of period..................................  $ 10.208  $  9.086   $  7.341  $  11.880
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          -
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.445  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.490  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        45         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.394  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.409  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        19         -          -          -


                                  APP I-100

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 16.766  $  12.851  $ 11.438   $ 11.414
Accumulation unit value at end of period..................................  $ 18.733  $  16.766  $ 12.851   $ 11.438
Number of accumulation units outstanding at end of period (in thousands)..        21         14        16         17
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.597  $  10.443  $  9.314   $  9.776
Accumulation unit value at end of period..................................  $ 15.162  $  13.597  $ 10.443   $  9.314
Number of accumulation units outstanding at end of period (in thousands)..        76         72        43         46
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.266  $  12.518  $ 11.186   $ 11.208
Accumulation unit value at end of period..................................  $ 18.102  $  16.266  $ 12.518   $ 11.186
Number of accumulation units outstanding at end of period (in thousands)..        74         92       114        112
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 11.555  $   8.545  $  6.976   $  8.162
Accumulation unit value at end of period..................................  $ 12.254  $  11.555  $  8.545   $  6.976
Number of accumulation units outstanding at end of period (in thousands)..        13          4         4          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 14.161  $  10.488  $      -   $      -
Accumulation unit value at end of period..................................  $ 14.995  $  14.161  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         2          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.373  $   8.431  $  6.901   $  8.094
Accumulation unit value at end of period..................................  $ 12.031  $  11.373  $  8.431   $  6.901
Number of accumulation units outstanding at end of period (in thousands)..         3          1         1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.948  $  10.351  $  8.480   $  9.957
Accumulation unit value at end of period..................................  $ 14.740  $  13.948  $ 10.351   $  8.480
Number of accumulation units outstanding at end of period (in thousands)..         3          2         2          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.159  $   8.297  $  6.812   $  8.277
Accumulation unit value at end of period..................................  $ 11.769  $  11.159  $  8.297   $  6.812
Number of accumulation units outstanding at end of period (in thousands)..         2          2         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 13.532  $  10.082  $  8.293   $  9.777
Accumulation unit value at end of period..................................  $ 14.244  $  13.532  $ 10.082   $  8.293
Number of accumulation units outstanding at end of period (in thousands)..         3          1         2          2

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.193  $  8.266   $ 12.369  $  11.553
Accumulation unit value at end of period..................................  $ 11.414  $ 10.193   $  8.266  $  12.369
Number of accumulation units outstanding at end of period (in thousands)..        25        14         12         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.049  $  8.182   $ 12.292  $  11.526
Accumulation unit value at end of period..................................  $ 11.208  $ 10.049   $  8.182  $  12.292
Number of accumulation units outstanding at end of period (in thousands)..        97       112         47          5
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.198  $      -   $      -  $       -(a)
Accumulation unit value at end of period..................................  $  8.162  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.156  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.094  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  8.811  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.957  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  8.686  $  6.501   $ 13.881  $  11.268
Accumulation unit value at end of period..................................  $  9.777  $  8.686   $  6.501  $  13.881
Number of accumulation units outstanding at end of period (in thousands)..         1         1          0          0


                                  APP I-101

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.916  $  10.327  $  8.202   $  9.068
Accumulation unit value at end of period..................................  $ 15.760  $  13.916  $ 10.327   $  8.202
Number of accumulation units outstanding at end of period (in thousands)..        58         59        80         73
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 17.710  $  13.163  $      -   $      -
Accumulation unit value at end of period..................................  $ 20.027  $  17.710  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        25         22         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 13.694  $  10.188  $  8.112   $  8.991
Accumulation unit value at end of period..................................  $ 15.470  $  13.694  $ 10.188   $  8.112
Number of accumulation units outstanding at end of period (in thousands)..        36         28        30         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 17.444  $  12.991  $ 10.354   $ 11.487
Accumulation unit value at end of period..................................  $ 19.686  $  17.444  $ 12.991   $ 10.354
Number of accumulation units outstanding at end of period (in thousands)..        25         19        14         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 13.433  $  10.024  $  8.005   $  9.384
Accumulation unit value at end of period..................................  $ 15.130  $  13.433  $ 10.024   $  8.005
Number of accumulation units outstanding at end of period (in thousands)..        43         49        29         45
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 16.924  $  12.654  $ 10.126   $ 11.280
Accumulation unit value at end of period..................................  $ 19.023  $  16.924  $ 12.654   $ 10.126
Number of accumulation units outstanding at end of period (in thousands)..        55         53        72         70
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.078  $  10.009  $  8.390   $  9.826
Accumulation unit value at end of period..................................  $ 11.520  $  12.078  $ 10.009   $  8.390
Number of accumulation units outstanding at end of period (in thousands)..         4          3         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.841  $  13.147  $      -   $      -
Accumulation unit value at end of period..................................  $ 15.086  $  15.841  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          0         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 11.885  $   9.874  $  8.297   $  9.742
Accumulation unit value at end of period..................................  $ 11.308  $  11.885  $  9.874   $  8.297
Number of accumulation units outstanding at end of period (in thousands)..         3          2         2          2

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.771  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $  9.068  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        64         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.724  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.991  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        24         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.879  $  7.706   $ 14.340  $  11.183
Accumulation unit value at end of period..................................  $ 11.487  $  9.879   $  7.706  $  14.340
Number of accumulation units outstanding at end of period (in thousands)..        27        28         22         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.739  $  7.628   $ 14.250  $  11.157
Accumulation unit value at end of period..................................  $ 11.280  $  9.739   $  7.628  $  14.250
Number of accumulation units outstanding at end of period (in thousands)..        81        75         26          1
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  8.647  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.826  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  8.595  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.742  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         2         -          -          -


                                  APP I-102

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.603  $  12.975  $ 10.914   $ 12.827
Accumulation unit value at end of period..................................  $ 14.830  $  15.603  $ 12.975   $ 10.914
Number of accumulation units outstanding at end of period (in thousands)..         -          9         9          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 11.659  $   9.715  $  8.188   $  9.885
Accumulation unit value at end of period..................................  $ 11.059  $  11.659  $  9.715   $  8.188
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 15.138  $  12.639  $ 10.674   $ 12.595
Accumulation unit value at end of period..................................  $ 14.330  $  15.138  $ 12.639   $ 10.674
Number of accumulation units outstanding at end of period (in thousands)..        10          9         9          9
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 15.526  $  10.838  $  9.443   $  9.848
Accumulation unit value at end of period..................................  $ 16.507  $  15.526  $ 10.838   $  9.443
Number of accumulation units outstanding at end of period (in thousands)..        14         11         7          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.377  $  10.750  $      -   $      -
Accumulation unit value at end of period..................................  $ 16.324  $  15.377  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         3          7         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 15.279  $  10.692  $  9.339   $  9.764
Accumulation unit value at end of period..................................  $ 16.204  $  15.279  $ 10.692   $  9.339
Number of accumulation units outstanding at end of period (in thousands)..         6          4         3          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.181  $  10.635  $  9.298   $  9.730
Accumulation unit value at end of period..................................  $ 16.084  $  15.181  $ 10.635   $  9.298
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 14.987  $  10.520  $  9.216   $ 10.844
Accumulation unit value at end of period..................................  $ 15.847  $  14.987  $ 10.520   $  9.216
Number of accumulation units outstanding at end of period (in thousands)..        16         13         6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.796  $  10.406  $  9.135   $  9.598
Accumulation unit value at end of period..................................  $ 15.613  $  14.796  $ 10.406   $  9.135
Number of accumulation units outstanding at end of period (in thousands)..        12         16        18         20

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.328  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.827  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.168  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 12.595  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        11         -          -          -
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -


                                  APP I-103

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 13.076  $   9.961  $  8.774   $  8.938
Accumulation unit value at end of period..................................  $ 14.446  $  13.076  $  9.961   $  8.774
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 15.645  $  11.937  $      -   $      -
Accumulation unit value at end of period..................................  $ 17.260  $  15.645  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.867  $   9.827  $  8.678   $  8.862
Accumulation unit value at end of period..................................  $ 14.181  $  12.867  $  9.827   $  8.678
Number of accumulation units outstanding at end of period (in thousands)..         -          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 15.411  $  11.781  $ 10.414   $ 10.645
Accumulation unit value at end of period..................................  $ 16.966  $  15.411  $ 11.781   $ 10.414
Number of accumulation units outstanding at end of period (in thousands)..         6          5         4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.622  $   9.669  $  8.563   $  9.087
Accumulation unit value at end of period..................................  $ 13.869  $  12.622  $  9.669   $  8.563
Number of accumulation units outstanding at end of period (in thousands)..         -          0         0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 14.951  $  11.476  $ 10.184   $ 10.453
Accumulation unit value at end of period..................................  $ 16.395  $  14.951  $ 11.476   $ 10.184
Number of accumulation units outstanding at end of period (in thousands)..         -          1         1          1
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 12.753  $  13.033  $ 12.211   $ 11.499
Accumulation unit value at end of period..................................  $ 13.410  $  12.753  $ 13.033   $ 12.211
Number of accumulation units outstanding at end of period (in thousands)..        30         12        13          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 13.302  $  13.615  $      -   $      -
Accumulation unit value at end of period..................................  $ 13.967  $  13.302  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..         3         26         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 12.648  $  12.958  $ 12.171   $ 11.490
Accumulation unit value at end of period..................................  $ 13.267  $  12.648  $ 12.958   $ 12.171
Number of accumulation units outstanding at end of period (in thousands)..         -          2         3          5

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $  7.844  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.938  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $  7.797  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  8.862  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $  9.376  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.645  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $  9.243  $  6.629   $ 11.833  $  11.342
Accumulation unit value at end of period..................................  $ 10.453  $  9.243   $  6.629  $  11.833
Number of accumulation units outstanding at end of period (in thousands)..         1         4          2          -
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.775  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.499  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.794  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $ 11.490  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         6         -          -          -


                                  APP I-104

                                                                                 YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2014       2013      2012       2011
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 13.103  $  13.437  $ 12.634   $ 11.939
Accumulation unit value at end of period..................................  $ 13.730  $  13.103  $ 13.437   $ 12.634
Number of accumulation units outstanding at end of period (in thousands)..        21         22        18         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 12.407  $  12.749  $ 12.011   $ 11.611
Accumulation unit value at end of period..................................  $ 12.975  $  12.407  $ 12.749   $ 12.011
Number of accumulation units outstanding at end of period (in thousands)..        29         24        21         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 12.712  $  13.089  $ 12.355   $ 11.723
Accumulation unit value at end of period..................................  $ 13.268  $  12.712  $ 13.089   $ 12.355
Number of accumulation units outstanding at end of period (in thousands)..        47         52        55         54
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $ 10.091  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.934  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        41          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $ 10.091  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.931  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        30          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $ 10.090  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.929  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        49          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 10.090  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.927  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        28          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $ 10.090  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.922  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        14          -         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 10.090  $       -  $      -   $      -
Accumulation unit value at end of period..................................  $ 10.918  $       -  $      -   $      -
Number of accumulation units outstanding at end of period (in thousands)..        30          -         -          -

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2010      2009       2008      2007
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $ 11.227  $  9.869   $ 10.802  $  10.434
Accumulation unit value at end of period..................................  $ 11.939  $ 11.227   $  9.869  $  10.802
Number of accumulation units outstanding at end of period (in thousands)..        22        21         20         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $ 11.068  $  9.769   $ 10.735  $  10.411
Accumulation unit value at end of period..................................  $ 11.723  $ 11.068   $  9.769  $  10.735
Number of accumulation units outstanding at end of period (in thousands)..        67        47         12          0
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -(c)
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 23, 2014.



(b) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.



(c) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.




                                  APP I-105

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS CORNERSTONE (SERIES II)
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




-  AB 2010 Retirement Strategy -- Class A


-  AB 2015 Retirement Strategy -- Class A


-  AB 2020 Retirement Strategy -- Class A


-  AB 2025 Retirement Strategy -- Class A


-  AB 2030 Retirement Strategy -- Class A


-  AB 2035 Retirement Strategy -- Class A


-  AB 2040 Retirement Strategy -- Class A


-  AB 2045 Retirement Strategy -- Class A


-  AB 2050 Retirement Strategy -- Class A


-  AB 2055 Retirement Strategy -- Class A


-  AB Discovery Value Fund -- Class A


-  AB International Growth Fund -- Class A


-  AB International Value Fund -- Class A


-  AB Value Fund -- Class A


-  Alger Capital Appreciation Institutional Fund -- Class I


-  Alger Mid Cap Growth Institutional Fund -- Class I


-  Alger Small Cap Growth Institutional Fund -- Class I


-  AllianzGI NFJ Dividend Value Fund -- Class A


-  AllianzGI NFJ International Value Fund -- Class A


-  AllianzGI NFJ Small-Cap Value Fund -- Class A


-  American Century Diversified Bond Fund -- Class A


-  American Century Equity Income Fund -- Class A


-  American Century Growth Fund -- Class A


-  American Century Mid Cap Value Fund -- Class A


-  American Century Prime Money Market Fund -- Class A


-  American Century Small Cap Value Fund -- Class A


-  American Funds AMCAP Fund(R) -- Class R3


-  American Funds American Balanced Fund(R) -- Class R3


-  American Funds American Mutual Fund(R) -- Class R3


-  American Funds Capital Income Builder(R) -- Class R3


-  American Funds Capital World Growth and Income Fund(SM) -- Class R3


-  American Funds EuroPacific Growth Fund(R) -- Class R3


-  American Funds Fundamental Investors Fund(SM) -- Class R3


-  American Funds New Perspective Fund(R) -- Class R3


-  American Funds SMALLCAP World Fund(R) -- Class R3


-  American Funds The Bond Fund of America(R) -- Class R3


-  American Funds The Growth Fund of America(R) -- Class R3


-  American Funds The Income Fund of America(R) -- Class R3


-  American Funds The Investment Company of America(R) -- Class R3


-  American Funds The New Economy Fund(R) -- Class R3


-  American Funds Washington Mutual Investors Fund(SM) -- Class R3


-  Ave Maria Growth Fund


-  Ave Maria Opportunity Fund


-  Ave Maria Rising Dividend Fund


-  BlackRock Capital Appreciation Fund, Inc. -- Investor A

- BlackRock Equity Dividend Fund -- Investor A


- BlackRock Flexible Equity Fund -- Investor A


- BlackRock Global Allocation Fund, Inc. -- Investor A


- BlackRock International Opportunity Fund -- Class A


- BlackRock LifePath(R) 2020 Fund -- Investor A Shares


- BlackRock LifePath(R) 2025 Fund -- Investor A Shares


- BlackRock LifePath(R) 2030 Fund -- Investor A Shares


- BlackRock LifePath(R) 2035 Fund -- Investor A Shares


- BlackRock LifePath(R) 2040 Fund -- Investor A Shares


- BlackRock LifePath(R) 2045 Fund -- Investor A Shares


- BlackRock LifePath(R) 2050 Fund -- Investor A Shares


- BlackRock LifePath(R) 2055 Fund -- Investor A Shares


- BlackRock LifePath(R) Retirement Fund -- Investor A Shares


- BlackRock Mid Cap Value Opportunities Fund -- Investor A


- BlackRock Small Cap Growth Fund II -- Investor A


- Calamos Global Equity Fund -- Class A


- Calamos International Growth Fund -- Class A


- Calvert Bond Portfolio -- Class A


- Calvert Equity Portfolio -- Class A


- Calvert Income Fund -- Class A


- ClearBridge Aggressive Growth Fund -- Class FI


- ClearBridge Appreciation Fund -- Class A


- ClearBridge Mid Cap Core Fund -- Class A


- ClearBridge Small Cap Growth Fund -- Class A


- ClearBridge Small Cap Growth Fund -- Class FI


- ClearBridge Value Trust -- Class FI


- Columbia Acorn(R) Fund -- Class A


- Columbia Contrarian Core Fund -- Class A


- Columbia Diversified Equity Income Fund -- Class R4


- Columbia Marsico 21st Century Fund -- Class A


- Columbia Marsico Growth Fund -- Class A


- Columbia Mid Cap Value Fund -- Class A


- Columbia Multi-Advisor Small Cap Value Fund -- Class R4


- Columbia Seligman Global Technology Fund -- Class A


- Columbia Small Cap Core Fund -- Class A


- Columbia Small Cap Value Fund I -- Class A


- Columbia Small/Mid Cap Value Fund -- Class R4


- Davis New York Venture Fund -- Class A


- Davis Opportunity Fund -- Class A


- Delaware Diversified Income Fund -- Class A


- Delaware Extended Duration Bond Fund -- Class A


- Deutsche Capital Growth Fund -- Class A


- Deutsche Global Growth Fund -- Class A


- Dreyfus Bond Market Index Fund -- Class INV


- Dreyfus Midcap Index Fund, Inc.


- Dreyfus Smallcap Stock Index Fund


- Dreyfus S&P 500 Index Fund


- Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A


- Eaton Vance Balanced Fund -- Class A


- Eaton Vance Income Fund of Boston -- Class A


- Eaton Vance Large-Cap Value Fund -- Class A


- Federated Clover Small Value Fund -- Class A


- Federated Clover Value Fund -- Class A


- Federated Equity Income Fund, Inc. -- Class A


- Federated Fund for U.S. Government Securities -- Class A


- Federated Global Allocation Fund -- Class A


- Federated High Income Bond Fund -- Class A


- Federated International Leaders Fund -- Class A


- Federated Kaufmann Fund -- Class R


- Federated MDT Mid Cap Growth Strategies Fund -- Class A


- Federated Total Return Bond Fund -- Class A


- Fidelity Advisor(R) Leveraged Company Stock Fund -- Class T


- Fidelity Advisor(R) Stock Selector All Cap Fund -- Class T


- Franklin Conservative Allocation Fund -- Class A


- Franklin Growth Allocation Fund -- Class A


- Franklin Growth Fund -- Class A


- Franklin High Income Fund -- Class A


- Franklin Income Fund -- Class A


- Franklin Moderate Allocation Fund -- Class A


- Franklin Mutual Beacon Fund -- Class A


- Franklin Mutual Global Discovery Fund -- Class A


- Franklin Mutual Shares Fund -- Class A


- Franklin Small Cap Value Fund -- Class A


- Franklin Strategic Income Fund -- Class A


- Franklin Total Return Fund -- Class A


- Franklin U.S. Government Securities Fund -- Class A


- Frost Growth Equity Fund -- Class A


- Frost Value Equity Fund -- Class A


- George Putnam Balanced Fund -- Class A


- Goldman Sachs Capital Growth Fund -- Class A


- Goldman Sachs Core Fixed Income Fund -- Class A


- Goldman Sachs Focused International Equity Fund -- Class A


- Goldman Sachs Government Income Fund -- Class A


- Goldman Sachs Growth and Income Fund -- Class A


- Goldman Sachs Growth Opportunities Fund -- Class A


- Goldman Sachs High Yield Fund -- Class A


- Goldman Sachs Income Builder Fund -- Class A


- Goldman Sachs Large Cap Value Fund -- Class A


- Goldman Sachs Mid Cap Value Fund -- Class A


- Goldman Sachs Satellite Strategies -- Class A


- Goldman Sachs Small Cap Value Fund -- Class A


- Goldman Sachs Strategic Growth Fund -- Class A


- Goldman Sachs U.S. Equity Insights Fund -- Class A


- Hartford Balanced HLS Fund -- Class IB


- Hartford Balanced Income Fund -- Class R4


- Hartford Capital Appreciation Fund -- Class R4


- Hartford Capital Appreciation Fund -- Class R5


- Hartford Checks and Balances Fund -- Class R4


- Hartford Conservative Allocation Fund -- Class R4


- Hartford Conservative Allocation Fund -- Class R5


- Hartford Disciplined Equity HLS Fund -- Class IB


- Hartford Dividend and Growth Fund -- Class R4

- Hartford Dividend and Growth HLS Fund -- Class IB


- Hartford Equity Income Fund -- Class R4


- Hartford Global All-Asset Fund -- Class R4


- Hartford Global Capital Appreciation Fund -- Class R4


- Hartford Global Growth HLS Fund -- Class IB


- Hartford Growth Allocation Fund -- Class R4


- Hartford Growth Allocation Fund -- Class R5


- Hartford Growth Opportunities Fund -- Class R4


- Hartford Growth Opportunities HLS Fund -- Class IB


- Hartford High Yield Fund -- Class R4


- Hartford Inflation Plus Fund -- Class R4


- Hartford International Opportunities Fund -- Class R4


- Hartford International Opportunities HLS Fund -- Class IB


- Hartford International Small Company Fund -- Class R4


- Hartford Midcap Fund -- Class R4


- Hartford MidCap Value Fund -- Class R4


- Hartford Moderate Allocation Fund -- Class R4


- Hartford Moderate Allocation Fund -- Class R5


- Hartford Small Company Fund -- Class R4


- Hartford Small Company HLS Fund -- Class IB


- Hartford Stock HLS Fund -- Class IB


- Hartford Total Return Bond Fund -- Class R4


- Hartford Total Return Bond Fund -- Class R5


- Hartford Total Return Bond HLS Fund -- Class IB


- Hartford Value Opportunities Fund -- Class R4


- HIMCO VIT Index Fund -- Class IB


- Invesco American Franchise Fund -- Class A


- Invesco American Value Fund -- Class A


- Invesco Comstock Fund -- Class A


- Invesco Developing Markets Fund -- Class A


- Invesco Equity and Income Fund -- Class A


- Invesco Global Core Equity Fund -- Class A


- Invesco Growth and Income Fund -- Class A


- Invesco International Growth Fund -- Class A


- Invesco Mid Cap Growth Fund -- Class A


- Invesco Real Estate Fund -- Class A


- Invesco Small Cap Discovery Fund -- Class A


- Invesco Small Cap Equity Fund -- Class A


- Invesco Small Cap Growth Fund -- Class A


- Invesco Small Cap Value Fund -- Class A


- Invesco U.S. Mortgage Fund -- Class A


- Ivy Asset Strategy Fund -- Class Y


- Ivy Global Natural Resources Fund -- Class Y


- Ivy Large Cap Growth Fund -- Class Y


- Ivy Science & Technology Fund -- Class Y


- Janus Balanced Fund -- Class S


- Janus Enterprise Fund -- Class S


- Janus Forty Fund -- Class S


- Janus Overseas Fund -- Class S


- JPMorgan Core Bond Fund -- Class A


- JPMorgan Large Cap Growth Fund -- Class A


- JPMorgan Prime Money Market Fund -- Reserve Shares


- JPMorgan Small Cap Growth Fund -- Class A


- JPMorgan Small Cap Value Fund -- Class A


- JPMorgan SmartRetirement(R) 2015 Fund -- Class A


- JPMorgan SmartRetirement(R) 2020 Fund -- Class A


- JPMorgan SmartRetirement(R) 2025 Fund -- Class A


- JPMorgan SmartRetirement(R) 2030 Fund -- Class A


- JPMorgan SmartRetirement(R) 2035 Fund -- Class A


- JPMorgan SmartRetirement(R) 2040 Fund -- Class A


- JPMorgan SmartRetirement(R) 2045 Fund -- Class A


- JPMorgan SmartRetirement(R) 2050 Fund -- Class A


- JPMorgan SmartRetirement(R) 2055 Fund -- Class A


- JPMorgan SmartRetirement(R) Income Fund -- Class A


- JPMorgan U.S. Equity Fund -- Class A


- LKCM Aquinas Growth Fund


- LKCM Aquinas Value Fund


- Loomis Sayles Bond Fund -- Class ADM


- Lord Abbett Affiliated Fund, Inc. -- Class A


- Lord Abbett Bond-Debenture Fund, Inc. -- Class A


- Lord Abbett Calibrated Dividend Growth Fund -- Class A


- Lord Abbett Developing Growth Fund -- Class A


- Lord Abbett Fundamental Equity Fund -- Class A


- Lord Abbett Growth Opportunities Fund -- Class A


- Lord Abbett International Core Equity Fund -- Class A


- Lord Abbett Total Return Fund -- Class A


- Lord Abbett Value Opportunities Fund -- Class A


- Massachusetts Investors Trust -- Class R3


- MassMutual RetireSMART(SM) 2010 Fund -- Class R4


- MassMutual RetireSMART(SM) 2010 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2015 Fund -- Class R4


- MassMutual RetireSMART(SM) 2015 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2020 Fund -- Class R4


- MassMutual RetireSMART(SM) 2020 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2025 Fund -- Class R4


- MassMutual RetireSMART(SM) 2025 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2030 Fund -- Class R4


- MassMutual RetireSMART(SM) 2030 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2035 Fund -- Class R4


- MassMutual RetireSMART(SM) 2035 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2040 Fund -- Class R4


- MassMutual RetireSMART(SM) 2040 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2045 Fund -- Class R4


- MassMutual RetireSMART(SM) 2045 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2050 Fund -- Class R4


- MassMutual RetireSMART(SM) 2050 Fund -- Class SVC


- MassMutual RetireSMART(SM) 2055 Fund -- Class R4


- MassMutual RetireSMART(SM) in Retirement Fund -- Class R4

- MassMutual RetireSMART(SM) in Retirement Fund -- Class SVC


- MFS(R) Emerging Markets Debt Fund -- Class R3


- MFS(R) Government Securities Fund -- Class R3


- MFS(R) Growth Fund -- Class R3


- MFS(R) International Growth Fund -- Class R3


- MFS(R) International Value Fund -- Class R3


- MFS(R) New Discovery Fund -- Class R3


- MFS(R) Research International Fund -- Class R3


- MFS(R) Total Return Bond Fund -- Class R3


- MFS(R) Total Return Fund -- Class R3


- MFS(R) Utilities Fund -- Class R3


- MFS(R) Value Fund -- Class R3


- MSIF Opportunity Portfolio -- Class A


- Neuberger Berman Socially Responsive Fund -- Class A


- Nuveen Equity Index Fund -- Class A


- Nuveen Mid Cap Growth Opportunities Fund -- Class A


- Nuveen Mid Cap Index Fund -- Class A


- Nuveen Santa Barbara Dividend Growth Fund -- Class A


- Nuveen Small Cap Index Fund -- Class A


- Nuveen Small Cap Select Fund -- Class A


- Nuveen Tradewinds International Value -- Class A


- Oak Ridge Small Cap Growth Fund -- Class A


- Oppenheimer Developing Markets Fund -- Class A


- Oppenheimer Equity Income Fund -- Class A


- Oppenheimer Global Fund -- Class A


- Oppenheimer Global Strategic Income Fund -- Class A


- Oppenheimer Gold & Special Minerals Fund -- Class A


- Oppenheimer International Bond Fund -- Class A


- Oppenheimer International Diversified Fund -- Class A


- Oppenheimer International Growth Fund -- Class A


- Oppenheimer Main Street Fund(R) -- Class A


- Oppenheimer Main Street Mid Cap Fund(R) -- Class A


- Oppenheimer Main Street Select Fund(R) -- Class A


- Oppenheimer Real Estate Fund -- Class A


- Oppenheimer Rising Dividends Fund -- Class A


- Oppenheimer Small- & Mid- Cap Value Fund -- Class A


- Perkins Mid Cap Value Fund -- Class S


- PIMCO Real Return Fund -- Class A


- PIMCO Total Return Fund -- Class A


- PIMCO Total Return III Fund -- Class Admin


- Pioneer Disciplined Value Fund -- Class A


- Pioneer Emerging Markets Fund -- Class A


- Pioneer Fundamental Growth Fund -- Class A


- Pioneer Fund -- Class A


- Pioneer Mid Cap Value Fund -- Class A


- Pioneer Select Mid Cap Growth Fund -- Class A


- Pioneer Strategic Income Fund -- Class A


- Prudential Jennison 20/20 Focus Fund -- Class A


- Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A


- Prudential Jennison Natural Resources Fund, Inc. -- Class A


- Putnam Equity Income Fund -- Class A


- Putnam High Yield Advantage Fund -- Class A


- Putnam International Capital Opportunities Fund -- Class A


- Putnam International Equity Fund -- Class A


- Putnam Investors Fund -- Class A


- Putnam Multi-Cap Growth Fund -- Class A


- Putnam Research Fund -- Class A


- Putnam Voyager Fund -- Class A


- RidgeWorth Large Cap Value Equity Fund -- Class A


- RidgeWorth Mid-Cap Value Equity Fund -- Class A


- RidgeWorth Small Cap Value Equity Fund -- Class A


- RidgeWorth Total Return Bond Fund -- Class A


- Royce Total Return Fund -- Class K


- Royce Value Fund -- Class K


- Templeton Foreign Fund -- Class A


- Templeton Global Bond Fund -- Class A


- Templeton Global Opportunities Trust -- Class A


- Templeton Growth Fund, Inc. -- Class A


- The Putnam Fund for Growth and Income -- Class A


- Thornburg Core Growth Fund -- Class R4


- Thornburg International Value Fund -- Class R4


- Thornburg Value Fund -- Class R4


- TIAA-CREF Bond Index Fund -- Retirement Class


- TIAA-CREF Equity Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class


- TIAA-CREF Large-Cap Value Index Fund -- Retirement Class


- Timothy Plan Large/Mid-Cap Value Fund -- Class A


- T. Rowe Price Equity Income Fund -- Class R


- T. Rowe Price Growth Stock Fund, Inc. -- Class R


- T. Rowe Price Retirement 2010 Fund -- R Class


- T. Rowe Price Retirement 2020 Fund -- R Class


- T. Rowe Price Retirement 2030 Fund -- R Class


- T. Rowe Price Retirement 2040 Fund -- R Class


- T. Rowe Price Retirement 2050 Fund -- R Class


- T. Rowe Price Retirement Balanced Fund -- R Class


- Victory Diversified Stock Fund -- Class A


- Victory Munder Mid-Cap Core Growth Fund -- Class A


- Victory Special Value Fund -- Class A


- Victory Sycamore Established Value Fund -- Class A


- Victory Sycamore Small Company Opportunity Fund -- Class A


- Wells Fargo Advantage Asset Allocation Fund -- Class A


- Wells Fargo Advantage Emerging Markets Equity Fund -- Class A


- Wells Fargo Advantage Utility and Telecommunications Fund -- Class A

        For more information on the underlying Funds see the section entitled "The Funds"

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               7
FEE TABLE..........................................................................................................               9
SUMMARY............................................................................................................              13
PERFORMANCE RELATED INFORMATION....................................................................................              15
HARTFORD LIFE INSURANCE COMPANY....................................................................................              16
THE SEPARATE ACCOUNT...............................................................................................              16
THE FUNDS..........................................................................................................              17
GENERAL ACCOUNT OPTION.............................................................................................              43
CONTRACT CHARGES...................................................................................................              44
   Contingent Deferred Sales Charge................................................................................              44
   Annual Maintenance Fee..........................................................................................              45
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              45
   Mortality and Expense Risk and Administrative Charge............................................................              46
   Loan Fees.......................................................................................................              47
   Premium Taxes...................................................................................................              47
   Transfer Fee....................................................................................................              47
   Experience Rating under the Contracts...........................................................................              47
   Negotiated Charges and Fees.....................................................................................              47
   Charges of the Funds............................................................................................              47
   Plan Related Expenses...........................................................................................              47
THE CONTRACTS......................................................................................................              48
   The Contracts Offered...........................................................................................              48
   Assignments.....................................................................................................              48
   Pricing and Crediting of Contributions..........................................................................              48
   May I cancel my certificate?....................................................................................              48
   What is a Surrender Charge Offset?..............................................................................              48
   May I make changes in the amounts of my Contribution?...........................................................              49
   Can you transfer from one Sub-Account to another?...............................................................              49
   What is a Sub-Account Transfer?.................................................................................              49
   What Happens When you Request a Sub-Account Transfer?...........................................................              49
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              49
   Fund Trading Policies...........................................................................................              50
   How are you affected by frequent Sub-Account Transfers?.........................................................              51
   General Account Option Transfers................................................................................              51
   Telephone and Internet Transfers................................................................................              52
   Dollar Cost Averaging...........................................................................................              52
   May I request a loan from my Participant Account?...............................................................              53
   How do I know what my Participant Account is worth?.............................................................              53
   How are the underlying Fund shares valued?......................................................................              54
DEATH BENEFITS.....................................................................................................              54
   Determination of the Beneficiary................................................................................              54
   Death before the Annuity Commencement Date......................................................................              54
   Calculation of the death benefit................................................................................              54
   Death on or after the Annuity Commencement Date.................................................................              55
SETTLEMENT PROVISIONS..............................................................................................              55
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              55
   May I Surrender once Annuity Payouts have started?..............................................................              56
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              56
   What is the minimum amount that I may select for an Annuity Payout?.............................................              56
   How are Contributions made to establish an Annuity Account?.....................................................              56
   Can a Contract be suspended by a Contract Owner?................................................................              56
   Annuity Payout Options..........................................................................................              56
   Systematic Withdrawal Option....................................................................................              57
   How are Variable Annuity Payouts determined?....................................................................              58
MORE INFORMATION...................................................................................................              59
   Can a Contract be modified?.....................................................................................              59
   Can Hartford waive any rights under a Contract?.................................................................              59
   How Contracts Are Sold..........................................................................................              59
   Who is the custodian of the Separate Account's assets?..........................................................              61
   Are there any material legal proceedings affecting the Separate Account?........................................              61
   How may I get additional information?...........................................................................              61
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              62
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from on Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


ANNUAL MAINTENANCE FEE (5).................................................................   $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)
   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................            1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.32%      15.68%+
----------------------------------------------------------------------------------------------------------------

+ The maximum rate does not reflect the contractual fee waiver received from the fund company.


     The AB Retirement Strategy Funds, the BlackRock LifePath(R) Retirement Funds, the Franklin Asset Allocation Funds, the Hartford Asset Allocation Funds, the JPMorgan SmartRetirement(R) Funds, the MassMutual RetireSMART(SM) Funds, and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                              1 YR.      3 YRS.       5 YRS.      10 YRS.     1 YR.      3 YRS.      5 YRS.      10 YRS.
                            ---------   ---------   ---------    ---------  --------    --------    --------   ----------
1.25%.....................  $   2,151   $   4,833   $   6,926    $  10,418  $  1,735    $  4,634    $  6,856   $   10,388
1.05%.....................  $   2,131   $   4,790   $   6,874    $  10,380  $  1,715    $  4,590    $  6,803   $   10,350
0.85%.....................  $   2,112   $   4,747   $   6,822    $  10,341  $  1,694    $  4,545    $  6,751   $   10,311
0.75%.....................  $   2,102   $   4,725   $   6,796    $  10,321  $  1,684    $  4,523    $  6,724   $   10,291
0.65%.....................  $   2,092   $   4,704   $   6,769    $  10,301  $  1,674    $  4,501    $  6,697   $   10,271
0.50%.....................  $   2,078   $   4,671   $   6,729    $  10,270  $  1,658    $  4,467    $  6,657   $   10,240
0.35%.....................  $   2,063   $   4,638   $   6,689    $  10,238  $  1,643    $  4,433    $  6,616   $   10,208
0.15%.....................  $   2,043   $   4,594   $   6,635    $  10,195  $  1,623    $  4,388    $  6,561   $   10,165
0.00%.....................  $   2,029   $   4,561   $   6,594    $  10,162  $  1,607    $  4,354    $  6,520   $   10,132


MORTALITY AND EXPENSE RISK              IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                    YOUR CONTRACT
--------------------------  ---------------------------------------------
                               1 YR.     3 YRS.      5 YRS.      10 YRS.
                            ---------   --------    ---------   ---------
1.25%.....................  $   1,765   $  4,664    $  6,886    $  10,418
1.05%.....................  $   1,745   $  4,620    $  6,833    $  10,380
0.85%.....................  $   1,724   $  4,575    $  6,781    $  10,341
0.75%.....................  $   1,714   $  4,553    $  6,754    $  10,321
0.65%.....................  $   1,704   $  4,531    $  6,727    $  10,301
0.50%.....................  $   1,688   $  4,497    $  6,687    $  10,270
0.35%.....................  $   1,673   $  4,463    $  6,646    $  10,238
0.15%.....................  $   1,653   $  4,418    $  6,591    $  10,195
0.00%.....................  $   1,637   $  4,384    $  6,550    $  10,162


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a times when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                  MORTALITY AND
                                                                                                                EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                          ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   -----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, as administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY

      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS

      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

      Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

      Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
--------------------------------------------------------------------------------------------------------------------
   AB 2010 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2015 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2020 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2025 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2030 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2035 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2040 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2045 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------
   AB 2050 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
--------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   AB 2055 Retirement Strategy --        Seeks the highest total return over       ABIS - AllianceBernstein Investor
     Class A                             time consistent with its asset mix        Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
----------------------------------------------------------------------------------------------------------------------
   AB Discovery Value Fund --            Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN DISCOVERY VALUE FUND -- CLASS A
----------------------------------------------------------------------------------------------------------------------
   AB International Growth Fund --       Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------------
   AB International Value Fund --        Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
----------------------------------------------------------------------------------------------------------------------
   AB Value Fund -- Class A              Long-term growth of capital               ABIS - AllianceBernstein Investor
                                                                                   Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN VALUE FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ Dividend Value          Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ International Value     Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ Small-Cap Value         Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

----------------------------------------------------------------------------------------------------------------------
   American Century Diversified Bond     High current income                       American Century Investment
     Fund -- Class A                                                               Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Century Equity Income        The fund seeks current income. Capital    American Century Investment
     Fund -- Class A                     appreciation is a secondary objective     Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Century Growth Fund --       The fund seeks long-term capital          American Century Investment
     Class A                             growth                                    Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Century Mid Cap Value        The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth. Income is a secondary objective   Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Century Prime Money          The fund seeks to earn the highest level  American Century Investment
     Market Fund -- Class A+             of current income while preserving the    Management, Inc.
                                         value of your investment

----------------------------------------------------------------------------------------------------------------------
   American Century Small Cap Value      The fund seeks long-term capital          American Century Investment
     Fund -- Class A                     growth. Income is a secondary objective   Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   American Funds AMCAP Fund(R) --       Seeks to provide long-term growth of      Capital Research and Management
     Class R3                            capital                                   Company

----------------------------------------------------------------------------------------------------------------------
   American Funds American Balanced      The investment objectives of the          Capital Research and Management
     Fund(R) -- Class R3                 fund are: (1) conservation of capital,    Company
                                         (2) current income and (3) long-term
                                         growth of capital and income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   American Funds American Mutual        Strives for the balanced                  Capital Research and Management
     Fund(R) -- Class R3                 accomplishment of three objectives:       Company
                                         current income, growth of capital, and
                                         conservation of principal

----------------------------------------------------------------------------------------------------------------------
   American Funds Capital Income         The fund has two primary investment       Capital Research and Management
     Builder(R) -- Class R3              objectives. It seeks (1) to provide you   Company
                                         with a level of current income that
                                         exceeds the average yield on U.S. stocks
                                         generally and (2) to provide you with a
                                         growing stream of income over the
                                         years. The fund's secondary objective is
                                         to provide you with growth of capital.

----------------------------------------------------------------------------------------------------------------------
   American Funds Capital World          Seeks to provide long-term growth of      Capital Research and Management
     Growth and Income Fund(SM) --       capital while providing current income.   Company
     Class R3

----------------------------------------------------------------------------------------------------------------------
   American Funds EuroPacific            Seeks to achieve long-term growth of      Capital Research and Management
     Growth Fund(R) -- Class R3          capital.                                  Company

----------------------------------------------------------------------------------------------------------------------
   American Funds Fundamental            Seeks to provide long-term growth of      Capital Research and Management
     Investors Fund(SM) -- Class R3      capital and income.                       Company

----------------------------------------------------------------------------------------------------------------------
   American Funds New Perspective        Seeks to provide long-term growth of      Capital Research and Management
     Fund(R) -- Class R3                 capital. Future income is a secondary     Company
                                         objective

----------------------------------------------------------------------------------------------------------------------
   American Funds SMALLCAP World         Seeks to provide long-term growth of      Capital Research and Management
     Fund(R) -- Class R3                 capital.                                  Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   American Funds The Bond Fund of       Seeks to provide as high a level of       Capital Research and Management
     America(R) -- Class R3              current income as is consistent with      Company
                                         the preservation of capital.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.       Capital Research and Management
     of America(R) -- Class R3                                                     Company

----------------------------------------------------------------------------------------------------------------------
   American Funds The Income Fund        Seeks to provide current income while     Capital Research and Management
     of America(R) -- Class R3           secondarily striving for capital growth.  Company

----------------------------------------------------------------------------------------------------------------------
   American Funds The Investment         Seeks to provide long-term growth of      Capital Research and Management
     Company of America(R) -- Class R3   capital and income.                       Company

----------------------------------------------------------------------------------------------------------------------
   American Funds The New                Seeks to provide long-term growth of      Capital Research and Management
     Economy Fund(R) -- Class R3         capital. Current income is a secondary    Company
                                         consideration.

----------------------------------------------------------------------------------------------------------------------
   American Funds Washington Mutual      Seeks to produce income and provide       Capital Research and Management
     Investors Fund(SM) -- Class R3      an opportunity for growth of principal    Company
                                         consistent with sound common stock
                                         investing.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Growth Fund                 Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Opportunity Fund            Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   Ave Maria Rising Dividend Fund        Long-term capital appreciation            Schwartz Investment Counsel, Inc.

----------------------------------------------------------------------------------------------------------------------
   BlackRock Capital Appreciation Fund,  Seeks long-term growth of capital         BlackRock Advisors, LLC
     Inc. -- Investor A

----------------------------------------------------------------------------------------------------------------------
   BlackRock Equity Dividend Fund --     Seeks long-term total return and          BlackRock Advisors, LLC
     Investor A                          current income

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   BlackRock Flexible Equity Fund --     Seeks to achieve long-term total return   BlackRock Advisors, LLC
     Investor A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
----------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation Fund,     To provide high total investment return   BlackRock Advisors, LLC
     Inc. -- Investor A                  through a fully managed investment        Sub-advised by BlackRock
                                         policy utilizing United States and        Investment Management, LLC
                                         foreign equity securities, debt and
                                         money market securities, the
                                         combination of which will be varied
                                         from time to time both with respect to
                                         types of securities and markets in
                                         response to changing market and
                                         economic trends. Total return means
                                         the combination of capital growth and
                                         investment income.

----------------------------------------------------------------------------------------------------------------------
   BlackRock International               Seeks long-term capital appreciation      BlackRock Advisors, LLC
     Opportunity Fund -- Class A                                                   Sub-advised by BlackRock Financial
                                                                                   Management, Inc.

----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2020 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2020 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2025 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2025 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2030 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2030 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2035 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2035 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2040 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2040 PORTFOLIO(R) -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2045 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2045 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2050 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2050 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2055 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Investor A Shares                   outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2055 PORTFOLIO -- INVESTOR A SHARES
----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Retirement      To seek to provide for retirement          BlackRock Fund Advisors
     Fund -- Investor A Shares           outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) RETIREMENT PORTFOLIO -- INVESTOR A SHARES
------------------------------------------------------------------------------------------------------------------------
   BlackRock Mid Cap Value               To seek capital appreciation and,          BlackRock Advisors, LLC
     Opportunities Fund -- Investor A    secondarily, income, by investing in       Sub-advised by BlackRock
                                         securities, primarily equity securities    Investment Management, LLC
                                         that Fund management believes are
                                         undervalued and therefore represent
                                         an investment value.

------------------------------------------------------------------------------------------------------------------------
   BlackRock Small Cap Growth            Seek long-term capital growth. In          BlackRock Advisors, LLC
     Fund II -- Investor A               other words, the Fund tries to choose
                                         investments that will increase in value.
                                         Current income from dividends and
                                         interest will not be an important
                                         consideration in selecting portfolio
                                         securities.

------------------------------------------------------------------------------------------------------------------------
   Calamos Global Equity Fund --         Long-term capital growth                   Calamos Advisors LLC
     Class A

------------------------------------------------------------------------------------------------------------------------
   Calamos International Growth          Long-term capital growth                   Calamos Advisors LLC
     Fund -- Class A

------------------------------------------------------------------------------------------------------------------------
   Calvert Bond Portfolio -- Class A     Seeks to provide as high a level of        Calvert Investment Management Inc.
                                         current income as is consistent with
                                         prudent investment risk and
                                         preservation of capital through
                                         investment in bonds and other straight
                                         debt securities meeting the Fund's
                                         investment criteria, including financial,
                                         sustainability and social responsibility
                                         factors

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Calvert Equity Portfolio -- Class A   Seeks growth of capital through            Calvert Investment Management Inc.
                                         investment in stocks of issuers in         Sub-advised by Atlanta Capital
                                         industries believed to offer               Management Company, LLC.
                                         opportunities for potential capital
                                         appreciation and which meet the
                                         Fund's investment criteria including
                                         financial, sustainability and social
                                         responsibility factors

------------------------------------------------------------------------------------------------------------------------
   Calvert Income Fund -- Class A        Seeks to maximize income, to the           Calvert Investment Management Inc.
                                         extent consistent with preservation of
                                         capital, through investment in bonds
                                         and income-producing securities

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/30/2011.
------------------------------------------------------------------------------------------------------------------------
   ClearBridge Aggressive Growth         Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
     Fund -- Class FI                                                               LLC
                                                                                    Sub-advised by ClearBridge
                                                                                    Investments, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   ClearBridge Appreciation Fund --      Seeks to provide long-term                 Legg Mason Partners Fund Advisor,
     Class A                             appreciation of shareholder's capital.     LLC
                                                                                    Sub-advised by ClearBridge
                                                                                    Investments, LLC

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   ClearBridge Mid Cap Core Fund --      Seeks long-term capital growth.           Legg Mason Partners Fund Advisor,
     Class A                                                                       LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
     Fund -- Class A                                                               LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

----------------------------------------------------------------------------------------------------------------------
   ClearBridge Small Cap Growth          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
     Fund -- Class FI                                                              LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 4/30/2012.
----------------------------------------------------------------------------------------------------------------------
   ClearBridge Value Trust -- Class FI   Seeks long-term capital growth            Legg Mason Partners Fund Advisor,
                                                                                   LLC
                                                                                   Sub-advised by ClearBridge
                                                                                   Investments, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia Acorn(R) Fund -- Class A     Seeks long-term capital appreciation      Columbia Wagner Asset
                                                                                   Management, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Contrarian Core Fund --      Seeks total return consisting of long-    Columbia Management Investment
     Class A                             term capital appreciation and current     Advisers, LLC
                                         income.

----------------------------------------------------------------------------------------------------------------------
   Columbia Diversified Equity Income    High level of current income, as a        Columbia Management Investment
     Fund -- Class R4                    secondary objective, steady growth of     Advisers, LLC
                                         capital

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia Marsico 21st Century         Seeks long-term growth of capital         Columbia Management Investment
     Fund -- Class A                                                               Advisers, LLC
                                                                                   Sub-advised by Marsico Capital
                                                                                   Management, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------------
   Columbia Marsico Growth Fund --       Seeks long-term growth of capital         Columbia Management Investment
     Class A                                                                       Advisers, LLC
                                                                                   Sub-advised by Marsico Capital
                                                                                   Management, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Mid Cap Value Fund --        Seeks long-term capital appreciation      Columbia Management Investment
     Class A                                                                       Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Multi-Advisor Small Cap      Seeks to provide shareholders with        Columbia Management Investment
     Value Fund -- Class R4              long-term capital appreciation.           Advisers, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia Seligman Global              Seeks to provide shareholders with        Columbia Management Investment
     Technology Fund -- Class A          capital gain.                             Advisers, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   Columbia Small Cap Core Fund --       Seeks long-term capital appreciation      Columbia Management Investment
     Class A                                                                       Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Small Cap Value Fund I --    Seeks long-term capital appreciation      Columbia Management Investment
     Class A                                                                       Advisers, LLC

----------------------------------------------------------------------------------------------------------------------
   Columbia Small/Mid Cap Value          Seeks to provide shareholders with        Columbia Management Investment
     Fund -- Class R4                    long-term growth of capital.              Advisers, LLC

        FORMERLY COLUMBIA MID CAP VALUE OPPORTUNITY FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 12/31/2010.
----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Davis New York Venture Fund --        Long-term growth of capital               Davis Selected Advisers, L.P.
     Class A                                                                       Sub-advised by Davis Selected
                                                                                   Advisers - NY, Inc.

-----------------------------------------------------------------------------------------------------------------------
   Davis Opportunity Fund -- Class A     Long-term growth of capital               Davis Selected Advisers, L.P.
                                                                                   Sub-advised by Davis Selected
                                                                                   Advisers - NY, Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Delaware Diversified Income           Seeks maximum long-term total return,     Delaware Management Company
     Fund -- Class A                     consistent with reasonable risk.

-----------------------------------------------------------------------------------------------------------------------
   Delaware Extended Duration Bond       Seeks to provide investors with total     Delaware Management Company
     Fund -- Class A                     return.

-----------------------------------------------------------------------------------------------------------------------
   Deutsche Capital Growth Fund --       Seeks long-term growth of capital         Deutsche Investment Management
     Class A                                                                       Americas Inc.

        FORMERLY DWS CAPITAL GROWTH FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Deutsche Global Growth Fund --        Long-term growth of capital               Deutsche Investment Management
     Class A                                                                       Americas Inc.

        FORMERLY DWS GLOBAL GROWTH FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Bond Market Index             The fund seeks to match the total         The Dreyfus Corporation
     Fund -- Class INV                   return of the Barclays Capital U.S.
                                         Aggregate Index.

-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Midcap Index Fund, Inc.       The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard & Poor's(R)
                                         MidCap 400 Index.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Smallcap Stock Index Fund     The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard & Poor's(R)
                                         SmallCap 600 Index.

-----------------------------------------------------------------------------------------------------------------------
   Dreyfus S&P 500 Index Fund            The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard & Poor's(R)
                                         500 Composite Stock Price Index.

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance-Atlanta Capital SMID-     To seek long-term capital growth          Boston Management & Research
     Cap Fund -- Class A                                                           Sub-advised by Atlanta Capital
                                                                                   Management Company, LLC

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Balanced Fund --          To provide current income and long-       Boston Management & Research
     Class A                             term growth of capital

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Income Fund of            To provide a high level of current        Boston Management & Research
     Boston -- Class A                   income

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Large-Cap Value           To seek total return                      Boston Management & Research
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Federated Clover Small Value          Seeks capital appreciation.               Federated Global Investment
     Fund -- Class A                                                               Management Corp.

-----------------------------------------------------------------------------------------------------------------------
   Federated Clover Value Fund --        Seeks capital appreciation.               Federated Global Investment
     Class A                                                                       Management Co.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
-----------------------------------------------------------------------------------------------------------------------
   Federated Equity Income Fund,         Seeks to provide above average            Federated Equity Management
     Inc. -- Class A                     income and capital appreciation.          Company of Pennsylvania

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Federated Fund for U.S.               Seeks to provide current income.          Federated Investment Management
     Government Securities -- Class A                                              Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------

                                                        INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                          OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------
   Federated Global Allocation             Seeks to provide relative safety of        Federated Global Investment
     Fund -- Class A                       capital with the possibility of long-term  Management Corp.
                                           growth of capital and income.              Sub-advised by Federated
                                           Consideration is also given to current     Investment Management Company
                                           income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond              Seeks high current income.                 Federated Investment Management
     Fund -- Class A                                                                  Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------------
   Federated International Leaders         To provide long-term growth of capital     Federated Global Investment
     Fund -- Class A                                                                  Management Corp.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------------
   Federated Kaufmann Fund --              To provide capital appreciation            Federated Equity Management
     Class R                                                                          Company of Pennsylvania
                                                                                      Sub-advised by Federated Global
                                                                                      Investment Management Corp

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
--------------------------------------------------------------------------------------------------------------------------
   Federated MDT Mid Cap Growth            Appreciation of capital                    Federated MDTA LLC
     Strategies Fund -- Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------------
   Federated Total Return Bond             To provide total return                    Federated Investment Management
     Fund -- Class A                                                                  Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Leveraged           Seeks capital appreciation                 Fidelity Management & Research
     Company Stock Fund -- Class T                                                    Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
--------------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Stock Selector All  Seeks capital appreciation                 Fidelity Management & Research
     Cap Fund -- Class T                                                              Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
--------------------------------------------------------------------------------------------------------------------------
   Franklin Conservative Allocation        The highest level of long-term total       Franklin Advisers, Inc.
     Fund -- Class A                       return that is consistent with an
                                           acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON CONSERVATIVE ALLOCATION FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Franklin Growth Allocation Fund --      The highest level of long-term total       Franklin Advisers, Inc.
     Class A                               return that is consistent with an
                                           acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON GROWTH ALLOCATION FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------
   Franklin Growth Fund -- Class A         Capital appreciation                       Franklin Advisers, Inc.

--------------------------------------------------------------------------------------------------------------------------
   Franklin High Income Fund --            To earn a high level of current income.    Franklin Templeton Investments
     Class A                               Its secondary goal is capital              Corp.
                                           appreciation to the extent it is possible
                                           and consistent with the Fund's principal
                                           goal.

--------------------------------------------------------------------------------------------------------------------------
   Franklin Income Fund -- Class A         To maximize income while maintaining       Franklin Advisers, Inc.
                                           prospects for capital appreciation.

--------------------------------------------------------------------------------------------------------------------------
   Franklin Moderate Allocation            The highest level of long-term total       Franklin Advisers, Inc.
     Fund -- Class A                       return that is consistent with an
                                           acceptable level of risk.

        FORMERLY FRANKLIN TEMPLETON MODERATE ALLOCATION FUND -- CLASS A
--------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                  INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                          ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Beacon Fund --        Capital appreciation, which may             Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL BEACON FUND -- CLASS A
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
-------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Global Discovery      Seeks capital appreciation                  Franklin Mutual Advisers, LLC
     Fund -- Class A

        FORMERLY MUTUAL GLOBAL DISCOVERY FUND -- CLASS A
-------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares Fund --        Capital appreciation, which may             Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL SHARES FUND -- CLASS A
-------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value Fund --      Seeks long-term total return.               Franklin Advisory Services, LLC
     Class A

-------------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income Fund --     To earn a high level of current income.     Franklin Advisers, Inc.
     Class A                             A secondary goal is capital appreciation
                                         over the long-term.

-------------------------------------------------------------------------------------------------------------------------
   Franklin Total Return Fund --         High current income, consistent with        Franklin Advisers, Inc.
     Class A                             preservation of capital. As a secondary
                                         goal, capital appreciation over the long
                                         term.

-------------------------------------------------------------------------------------------------------------------------
   Franklin U.S. Government              Income                                      Franklin Advisers, Inc.
     Securities Fund -- Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Frost Growth Equity Fund --           Seeks to achieve long-term capital          Frost Investment Advisors, LLC
     Class A                             appreciation.

-------------------------------------------------------------------------------------------------------------------------
   Frost Value Equity Fund -- Class A    Seeks long term capital appreciation        Frost Investment Advisors, LLC
                                         and current income.

-------------------------------------------------------------------------------------------------------------------------
   George Putnam Balanced Fund --        A balanced investment composed of a         Putnam Investment Management,
     Class A                             well diversified portfolio of stocks and    LLC
                                         bonds which produce both capital
                                         growth and current income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth          Seeks long-term growth of capital.          Goldman Sachs Asset Management,
     Fund -- Class A                                                                 L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Core Fixed Income       Seeks a total return consisting of capital  Goldman Sachs Asset Management,
     Fund -- Class A                     appreciation and income that exceeds        L.P.
                                         the total return of the Barclays Capital
                                         U.S. Aggregate Bond Index.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Focused International   Seeks long-term capital appreciation.       Goldman Sachs Asset Management,
     Equity Fund -- Class A                                                          L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Government              Seeks a high level of current income,       Goldman Sachs Asset Management,
     Income Fund -- Class A              consistent with safety of principal.        L.P.

-------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Growth and Income       Seeks long-term capital appreciation        Goldman Sachs Asset Management,
     Fund -- Class A                     and growth of income.                       L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Growth                  Seeks long-term growth of capital.        Goldman Sachs Asset Management,
     Opportunities Fund -- Class A                                                 L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Yield Fund --      Seeks a high level of current income      Goldman Sachs Asset Management,
     Class A                             and may also consider the potential for   L.P.
                                         capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Income Builder          Seeks to provide income and capital       Goldman Sachs Asset Management,
     Fund -- Class A                     appreciation.                             L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Large Cap Value         Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value           Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Satellite               Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Strategies -- Class A                                                         L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Small Cap Value         Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Strategic Growth        Seeks long-term capital growth.           Goldman Sachs Asset Management,
     Fund -- Class A                                                               L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs U.S. Equity Insights    Seeks long-term growth of capital and     Goldman Sachs Asset Management,
     Fund -- Class A                     dividend income.                          L.P.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Balanced Income Fund --      Seeks to provide current income with      Hartford Funds Management
     Class R4                            growth of capital as a secondary          Company, LLC
                                         objective.                                Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED INCOME FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation         Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation         Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class R5                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Checks and Balances          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R4                    and income.                               Company, LLC

        FORMERLY THE HARTFORD CHECKS AND BALANCES FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------
   Hartford Conservative Allocation      Seeks current income and long-term        Hartford Funds Management
     Fund -- Class R4                    capital appreciation.                     Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford Conservative Allocation      Seeks current income and long-term        Hartford Funds Management
     Fund -- Class R5                    capital appreciation.                     Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth          Seeks a high level of current income      Hartford Funds Management
     Fund -- Class R4                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Equity Income Fund --        Seeks a high level of current income      Hartford Funds Management
     Class R4                            consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD EQUITY INCOME FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Global All-Asset Fund --     Seeks to provide long-term total          Hartford Funds Management
     Class R4                            return.                                   Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GLOBAL ALL-ASSET FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Global Capital               Seeks growth of capital.                  Hartford Funds Management
     Appreciation Fund -- Class R4                                                 Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Allocation            Seeks long-term capital appreciation.     Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC

        FORMERLY THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Allocation            Seeks long-term capital appreciation.     Hartford Funds Management
     Fund -- Class R5                                                              Company, LLC

        FORMERLY THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities         Seeks capital appreciation.               Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford High Yield Fund --           Seeks to provide high current income,     Hartford Funds Management
     Class R4                            and long-term total return                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD HIGH YIELD FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Inflation Plus Fund --       Seeks a total return that exceeds the     Hartford Funds Management
     Class R4                            rate of inflation over an economic cycle  Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INFLATION PLUS FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital         Hartford Funds Management
     Opportunities Fund -- Class R4                                                Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford International Small          Seeks capital appreciation                Hartford Funds Management
     Company Fund -- Class R4                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Midcap Fund -- Class R4      Seeks long-term growth of capital         Hartford Funds Management
                                                                                   Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD MIDCAP FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford MidCap Value Fund --         Seeks long-term capital appreciation      Hartford Funds Management
     Class R4                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD MIDCAP VALUE FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Moderate Allocation          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R4                    and income.                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED ALLOCATION FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Moderate Allocation          Seeks long-term capital appreciation      Hartford Funds Management
     Fund -- Class R5                    and income.                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD BALANCED ALLOCATION FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford Small Company Fund --        Seeks growth of capital                   Hartford Funds Management
     Class R4                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD SMALL COMPANY FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond            Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class R4                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond            Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class R5                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------
   Hartford Value Opportunities          Seeks capital appreciation.               Hartford Funds Management
     Fund -- Class R4                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        FORMERLY THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS R4
----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Invesco American Franchise            Seeks long-term capital appreciation.     Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco American Value Fund --        Seeks to provide a high total return      Invesco Advisers, Inc.
     Class A                             through growth of capital and current
                                         income.

----------------------------------------------------------------------------------------------------------------
   Invesco Comstock Fund -- Class A      Seeks capital growth and income.          Invesco Advisers, Inc.

----------------------------------------------------------------------------------------------------------------
   Invesco Developing Markets            Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

----------------------------------------------------------------------------------------------------------------
   Invesco Global Core Equity Fund --    Seeks long-term growth of capital.        Invesco Advisers, Inc.
     Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2011.
----------------------------------------------------------------------------------------------------------------
   Invesco Growth and Income             Seeks income and long-term growth of      Invesco Advisers, Inc.
     Fund -- Class A                     capital.

----------------------------------------------------------------------------------------------------------------
   Invesco International Growth          Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Mid Cap Growth Fund --        Seeks capital growth.                     Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Real Estate Fund -- Class A   Seeks total return through capital        Invesco Advisers, Inc.
                                         growth and current income.

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Discovery           Seeks capital appreciation.               Invesco Advisers, Inc.
     Fund -- Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Equity Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Growth Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Value Fund --       Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

----------------------------------------------------------------------------------------------------------------
   Invesco U.S. Mortgage Fund --         Seeks to provide a high level of current  Invesco Advisers, Inc.
     Class A                             income, with liquidity and safety of
                                         principal.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------
   Ivy Asset Strategy Fund -- Class Y    To seek to provide total return.          Ivy Investment Management
                                                                                   Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------
   Ivy Global Natural Resources          Seeks capital growth and appreciation.    Ivy Investment Management
     Fund -- Class Y                                                               Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------
   Ivy Large Cap Growth Fund --          To seek to provide growth of capital.     Ivy Investment Management
     Class Y                                                                       Company

----------------------------------------------------------------------------------------------------------------
   Ivy Science & Technology Fund --      To seek to provide growth of capital.     Ivy Investment Management
     Class Y                                                                       Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
----------------------------------------------------------------------------------------------------------------
   Janus Balanced Fund -- Class S        Seeks long-term capital growth,           Janus Capital Management LLC
                                         consistent with preservation of capital
                                         and balanced by current income

----------------------------------------------------------------------------------------------------------------
   Janus Enterprise Fund -- Class S      Seeks long-term growth of capital         Janus Capital Management LLC

----------------------------------------------------------------------------------------------------------------
   Janus Forty Fund -- Class S           Seeks long-term growth of capital         Janus Capital Management LLC

----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   Janus Overseas Fund -- Class S        Seeks long-term growth of capital          Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Core Bond Fund --            Seeks to maximize total return by          JPMorgan Investment Advisors
     Class A                             investing primarily in a diversified
                                         portfolio of intermediate- and long-
                                         term debt securities

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Large Cap Growth             Seeks long-term capital appreciation.      JPMorgan Investment Advisors
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Prime Money Market           Aims to provide the highest possible       JPMorgan Investment Advisors
     Fund -- Reserve Shares+             level of current income while still
                                         maintaining liquidity and preserving
                                         capital

-----------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Growth             Seeks long-term capital growth             JPMorgan Investment Advisors
     Fund -- Class A                     primarily by investing in a portfolio of
                                         equity securities of small-capitalization
                                         and emerging growth companies

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/12/2011.
-----------------------------------------------------------------------------------------------------------------
   JPMorgan Small Cap Value Fund --      Seeks long-term capital growth             JPMorgan Investment Advisors
     Class A                             primarily by investing in a portfolio of
                                         equity securities of small-capitalization
                                         companies

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2015      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2020      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2025      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2030      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2035      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2040      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2045      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2050      Seeks total return with a shift to         JPMorgan Investment Advisors
     Fund -- Class A                     current income and some capital
                                         appreciation over time as the Fund
                                         approaches and passes the target
                                         retirement date

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R) 2055      The fund seeks total return with a shift   JPMorgan Investment Advisors
     Fund -- Class A                     to current income and some capital
                                         appreciation over time as the fund
                                         approaches and passes the target
                                         retirement date.

---------------------------------------------------------------------------------------------------------------------
   JPMorgan SmartRetirement(R)           Seeks current income and some capital      JPMorgan Investment Advisors
     Income Fund -- Class A              appreciation

---------------------------------------------------------------------------------------------------------------------
   JPMorgan U.S. Equity Fund --          Seeks to provide high total return from    JPMorgan Investment Advisors
     Class A                             a portfolio of selected equity securities

---------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Growth Fund              Capital appreciation                       Luther King Capital Management
                                                                                    Corporation

---------------------------------------------------------------------------------------------------------------------
   LKCM Aquinas Value Fund               Capital appreciation                       Luther King Capital Management
                                                                                    Corporation

---------------------------------------------------------------------------------------------------------------------
   Loomis Sayles Bond Fund --            High total investment return through a     Loomis, Sayles & Company, L.P.
     Class ADM                           combination of current income and
                                         capital appreciation

---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Affiliated Fund, Inc. --  Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
     Class A                             income without excessive fluctuations
                                         in market value.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Bond-Debenture            Seeks high current income and the          Lord, Abbett & Co. LLC
     Fund, Inc. -- Class A               opportunity for capital appreciation to
                                         produce a high total return.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Calibrated Dividend       Seeks current income and capital           Lord, Abbett & Co. LLC
     Growth Fund -- Class A              appreciation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Developing Growth         Seeks long-term growth of capital          Lord, Abbett & Co. LLC
     Fund -- Class A                     through a diversified and actively
                                         managed portfolio consisting of
                                         developing growth companies, many of
                                         which are traded over the counter.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 1/15/2012.
---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Fundamental Equity        Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
     Fund -- Class A                     income without excessive fluctuations
                                         in market value.

---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Growth Opportunities      Seeks capital appreciation.                Lord, Abbett & Co. LLC
     Fund -- Class A

---------------------------------------------------------------------------------------------------------------------
   Lord Abbett International Core        Seeks long-term capital appreciation.      Lord, Abbett & Co. LLC
     Equity Fund -- Class A

---------------------------------------------------------------------------------------------------------------------
   Lord Abbett Total Return Fund --      Seeks income and capital appreciation      Lord, Abbett & Co. LLC
     Class A                             to produce a high total return.

---------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   Lord Abbett Value Opportunities       Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------
   Massachusetts Investors Trust --      Seeks capital appreciation                MFS Investment Management
     Class R3

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2010 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2010 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2015 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2015 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM )           Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2020 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2020 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2025 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2025 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2030 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2030 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2035 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2035 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2040 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2040 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2045 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2045 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2050 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2050 Fund -- Class SVC              return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM)            Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     2055 Fund -- Class R4               return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class R4         return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

-----------------------------------------------------------------------------------------------------------------
   MassMutual RetireSMART(SM) in         Seeks to achieve as high a total rate of  MML Investment Advisers, LLC
     Retirement Fund -- Class SVC        return on an annual basis as is
                                         considered consistent with prudent
                                         investment risk, preservation of capital
                                         and recognition of the Fund's current
                                         asset allocation.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2014.
-----------------------------------------------------------------------------------------------------------------
   MFS(R) Emerging Markets Debt          Seeks total return with an emphasis on    MFS Investment Management
     Fund -- Class R3                    high current income, but also
                                         considering capital appreciation

-----------------------------------------------------------------------------------------------------------------
   MFS(R) Government Securities          Seeks total return with an emphasis on    MFS Investment Management
     Fund -- Class R3                    current income, but also considering
                                         capital appreciation

-----------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Fund -- Class R3        Seeks capital appreciation                MFS Investment Management

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/26/2011.
-----------------------------------------------------------------------------------------------------------------
   MFS(R) International Growth           Seeks capital appreciation                MFS Investment Management
     Fund -- Class R3

-----------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Fund --    Seeks capital appreciation                MFS Investment Management
     Class R3

-----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Fund --          Seeks capital appreciation                MFS Investment Management
     Class R3

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Research International         Seeks capital appreciation                MFS Investment Management
     Fund -- Class R3

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Total Return Bond Fund --      Seeks total return with an emphasis on    MFS Investment Management
     Class R3                            current income, but also considering
                                         capital appreciation

        FORMERLY MFS(R) RESEARCH BOND FUND -- CLASS R3
-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Total Return Fund -- Class R3  Seeks total return                        MFS Investment Management

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Utilities Fund -- Class R3     Seeks total return                        MFS Investment Management

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Fund -- Class R3         Seeks capital appreciation                MFS Investment Management

-----------------------------------------------------------------------------------------------------------------------
   MSIF Opportunity Portfolio --         Seeks long-term capital appreciation      Morgan Stanley Investment
     Class A                                                                       Management Inc.

-----------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by      Neuberger Berman Management
     Responsive Fund -- Class A          investing primarily in securities of      LLC
                                         companies that meet the Fund's            Sub-advised by Neuberger Berman
                                         financial criteria and social policy      LLC

-----------------------------------------------------------------------------------------------------------------------
   Nuveen Equity Index Fund --           Track S&P 500 performance                 Nuveen Fund Advisors
     Class A                                                                       Sub-advised by Nuveen Asset
                                                                                   Management, LLC

-----------------------------------------------------------------------------------------------------------------------
   Nuveen Mid Cap Growth                 Capital appreciation                      Nuveen Fund Advisors
     Opportunities Fund -- Class A                                                 Sub-advised by Nuveen Asset
                                                                                   Management, LLC

-----------------------------------------------------------------------------------------------------------------------
   Nuveen Mid Cap Index Fund --          To provide investment results that        Nuveen Fund Advisors
     Class A                             correspond to the performance of the      Sub-advised by Nuveen Asset
                                         Standard & Poor's MidCap 400(R) Index     Management, LLC
                                         (S&P MidCap 400 Index).

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
-----------------------------------------------------------------------------------------------------------------------
   Nuveen Santa Barbara Dividend         To seek an attractive total return        Nuveen Fund Advisors
     Growth Fund -- Class A              comprised of income from dividends        Sub-advised by Santa Barbara Asset
                                         and long-term capital appreciation.       Management, LLC

-----------------------------------------------------------------------------------------------------------------------
   Nuveen Small Cap Index Fund --        Track Russell 2000 Index performance      Nuveen Fund Advisors
     Class A                                                                       Sub-advised by Nuveen Asset
                                                                                   Management, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
-----------------------------------------------------------------------------------------------------------------------
   Nuveen Small Cap Select Fund --       Seeks long-term capital appreciation.     Nuveen Fund Advisors
     Class A                                                                       Sub-advised by Nuveen Asset
                                                                                   Management, LLC

-----------------------------------------------------------------------------------------------------------------------
   Nuveen Tradewinds International       Long-term capital appreciation            Nuveen Fund Advisors
     Value -- Class A                                                              Sub-advised by Santa Barbara Asset
                                                                                   Management, LLC

-----------------------------------------------------------------------------------------------------------------------
   Oak Ridge Small Cap Growth            Seeks to provide capital appreciation     Oak Ridge Investments, LLC
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Developing Markets        Seeks capital appreciation                OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Equity Income             Provide total return potential by         OFI Global Asset Management, Inc.
     Fund -- Class A                     investing in dividend-paying stocks.      Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Fund --            Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Class A                                                                        Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Strategic          Seeks total return                         OFI Global Asset Management, Inc.
     Income Fund -- Class A                                                         Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Gold & Special            To seek capital appreciation               OFI Global Asset Management, Inc.
     Minerals Fund -- Class A                                                       Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Bond        Seeks total return                         OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International             The Fund seeks to achieve high total       OFI Global Asset Management, Inc.
     Diversified Fund -- Class A         return through both capital                Sub-advised by OppenheimerFunds,
                                         appreciation and income.                   Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth      Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street               Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                             Sub-advised by OppenheimerFunds,
                                                                                    Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Mid Cap       Seeks capital appreciation.                OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                             Sub-advised by OppenheimerFunds,
                                                                                    Inc.

        FORMERLY OPPENHEIMER MAIN STREET SMALL- & MID- CAP FUND(R) -- CLASS A
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Select        Seeks capital appreciation                 OFI Global Asset Management, Inc.
     Fund(R) -- Class A                                                             Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Real Estate Fund --       Seeks total return                         OFI Global Asset Management, Inc.
     Class A                                                                        Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Rising Dividends          Seeks total return                         OFI Global Asset Management, Inc.
     Fund -- Class A                                                                Sub-advised by OppenheimerFunds,
                                                                                    Inc.

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Small- & Mid- Cap         This Fund invests primarily in small and   OFI Global Asset Management, Inc.
     Value Fund -- Class A               mid-size company stocks that the           Sub-advised by OppenheimerFunds,
                                         portfolio manager believes are trading     Inc.
                                         at a discount relative to their potential
                                         earnings power.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Perkins Mid Cap Value Fund --         Seeks capital appreciation                 Janus Capital Management LLC
     Class S                                                                        Sub-advised by Perkins Investment
                                                                                    Management LLC

------------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Fund --             Seeks maximum real return, consistent      Pacific Investment Management
     Class A                             with preservation of capital and           Company LLC
                                         prudent investment management

------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Fund --            Seeks maximum total return,                Pacific Investment Management
     Class A                             consistent with preservation of capital    Company LLC
                                         and prudent investment management

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return III Fund --        Seeks maximum total return,               Pacific Investment Management
     Class Admin                         consistent with preservation of capital   Company LLC
                                         and prudent investment management

----------------------------------------------------------------------------------------------------------------------
   Pioneer Disciplined Value Fund --     Seeks long-term capital growth            Pioneer Investment Management,
     Class A                                                                       Inc.

----------------------------------------------------------------------------------------------------------------------
   Pioneer Emerging Markets Fund --      Long-term capital growth                  Pioneer Investment Management,
     Class A                                                                       Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   Pioneer Fundamental Growth            Long-term capital growth                  Pioneer Investment Management,
     Fund -- Class A                                                               Inc.

----------------------------------------------------------------------------------------------------------------------
   Pioneer Fund -- Class A               Reasonable income and capital growth.     Pioneer Investment Management,
                                                                                   Inc.

----------------------------------------------------------------------------------------------------------------------
   Pioneer Mid Cap Value Fund --         Capital appreciation by investing in a    Pioneer Investment Management,
     Class A                             diversified portfolio of securities       Inc.
                                         consisting primarily of common stocks

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/30/2011.
----------------------------------------------------------------------------------------------------------------------
   Pioneer Select Mid Cap Growth         Long-term capital growth                  Pioneer Investment Management,
     Fund -- Class A                                                               Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/1/2009.
----------------------------------------------------------------------------------------------------------------------
   Pioneer Strategic Income Fund --      A high level of current income            Pioneer Investment Management,
     Class A                                                                       Inc.

----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison 20/20 Focus       Long-term growth of capital               Prudential Investments LLC
     Fund -- Class A                                                               Sub-advised by Jennison Associates
                                                                                   LLC

----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Mid-Cap           Long-term capital appreciation            Prudential Investments LLC
     Growth Fund, Inc. -- Class A                                                  Sub-advised by Jennison Associates
                                                                                   LLC

----------------------------------------------------------------------------------------------------------------------
   Prudential Jennison Natural           Long-term growth of capital               Prudential Investments LLC
     Resources Fund, Inc. -- Class A                                               Sub-advised by Jennison Associates
                                                                                   LLC

----------------------------------------------------------------------------------------------------------------------
   Putnam Equity Income Fund --          Capital growth and current income         Putnam Investment Management,
     Class A                                                                       LLC

----------------------------------------------------------------------------------------------------------------------
   Putnam High Yield Advantage           High current income. Capital growth is    Putnam Investment Management,
     Fund -- Class A                     a secondary goal when consistent with     LLC
                                         achieving high current income.

----------------------------------------------------------------------------------------------------------------------
   Putnam International Capital          Long-term capital appreciation            Putnam Investment Management,
     Opportunities Fund -- Class A                                                 LLC

----------------------------------------------------------------------------------------------------------------------
   Putnam International Equity           Capital appreciation                      Putnam Investment Management,
     Fund -- Class A                                                               LLC
                                                                                   Sub-advised by Putnam Advisory
                                                                                   Company, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   Putnam Investors Fund -- Class A      Long-term growth of capital and any       Putnam Investment Management,
                                         increased income that results from this   LLC
                                         growth.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------
   Putnam Multi-Cap Growth Fund --       Long-term capital appreciation            Putnam Investment Management,
     Class A                                                                       LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Putnam Research Fund -- Class A       Capital appreciation                      Putnam Investment Management,
                                                                                   LLC
                                                                                   Sub-advised by Putnam Advisory
                                                                                   Company, LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   Putnam Voyager Fund -- Class A        Capital appreciation                      Putnam Investment Management,
                                                                                   LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Large Cap Value Equity     Seeks to provide a high level of capital  RidgeWorth Investments
     Fund -- Class A                     appreciation. As a secondary goal, the    Sub-advised by Ceredex Value
                                         Fund also seeks to provide current        Advisors LLC
                                         income.

------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Mid-Cap Value Equity       Seeks to provide capital appreciation.    RidgeWorth Investments
     Fund -- Class A                     As a secondary goal, the Fund also        Sub-advised by Ceredex Value
                                         seeks to provide current income.          Advisors LLC

------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Small Cap Value Equity     Seeks to provide capital appreciation.    RidgeWorth Investments
     Fund -- Class A                     As a secondary goal, the Fund also        Sub-advised by Ceredex Value
                                         seeks to provide current income.          Advisors LLC

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 4/20/2012.
------------------------------------------------------------------------------------------------------------------------
   RidgeWorth Total Return Bond          Seeks total return (comprised of capital  RidgeWorth Investments
     Fund -- Class A                     appreciation and income) that             Sub-advised by Seix Investment
                                         consistently exceeds the total return of  Advisors LLC
                                         the broad U.S. investment grade bond
                                         market.

------------------------------------------------------------------------------------------------------------------------
   Royce Total Return Fund -- Class K    Long-term growth of capital and           Royce & Associates, LLC
                                         current income

------------------------------------------------------------------------------------------------------------------------
   Royce Value Fund -- Class K           Long-term growth of capital               Royce & Associates, LLC

------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Fund -- Class A     Long-term capital growth.                 Templeton Global Advisors Limited

------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond Fund --         Current income with capital               Franklin Advisers, Inc.
     Class A                             appreciation and growth of income.

------------------------------------------------------------------------------------------------------------------------
   Templeton Global Opportunities        Long-term capital growth.                 Templeton Investment Counsel, LLC
     Trust -- Class A

------------------------------------------------------------------------------------------------------------------------
   Templeton Growth Fund, Inc. --        Long-term capital growth.                 Templeton Global Advisors Limited
     Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   The Putnam Fund for Growth and        Capital growth and current income         Putnam Investment Management, LLC
     Income -- Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   Thornburg Core Growth Fund --         Long-term growth of capital               Thornburg Investment Management,
     Class R4                                                                      Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 9/30/2011.
------------------------------------------------------------------------------------------------------------------------
   Thornburg International Value         Long-term capital appreciation            Thornburg Investment Management,
     Fund -- Class R4                                                              Inc.

------------------------------------------------------------------------------------------------------------------------
   Thornburg Value Fund -- Class R4      Long-term capital appreciation            Thornburg Investment Management,
                                                                                   Inc.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                 INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                         ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Bond Index Fund --          Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly from current income, by
                                         primarily investing in a portfolio of
                                         fixed-income securities that is designed
                                         to produce a return that corresponds
                                         with the total return of the U.S.
                                         investment-grade bond market based
                                         on a broad bond index.

------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Equity Index Fund --        Seeks a favorable long-term total          Teachers Advisors, Inc.
     Retirement Class                    return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities selected
                                         to track the overall U.S. equity markets
                                         based on a market index.

------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Growth            Seeks a favorable long-term total          Teachers Advisors, Inc.
     Index Fund -- Retirement Class      return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic growth companies based on
                                         a market index.

------------------------------------------------------------------------------------------------------------------
   TIAA-CREF Large-Cap Value Index       Seeks a favorable long-term total          Teachers Advisors, Inc.
     Fund -- Retirement Class            return, mainly through capital
                                         appreciation, by investing primarily in a
                                         portfolio of equity securities of large
                                         domestic value companies based on a
                                         market index.

------------------------------------------------------------------------------------------------------------------
   Timothy Plan Large/Mid-Cap Value      Long-term growth of capital, with          Timothy Partners, Ltd
     Fund -- Class A                     secondary objective of current income.     Sub-advised by Westwood
                                                                                    Management Corp

------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Equity Income           Seeks a high level of dividend income      T. Rowe Price Associates, Inc.
     Fund -- Class R                     and long-term capital growth primarily
                                         through investments in stocks.

------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Growth Stock Fund,      Seeks long-term capital growth             T. Rowe Price Associates, Inc.
     Inc. -- Class R                     through investments in stocks.

------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2010         Seeks the highest total return over        T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2020         Seeks the highest total return over        T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2030         Seeks the highest total return over        T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2040         Seeks the highest total return over        T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement 2050         Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Retirement Balanced     Seeks the highest total return over       T. Rowe Price Associates, Inc.
     Fund -- R Class                     time consistent with an emphasis on
                                         both capital growth and income.

        FORMERLY T. ROWE PRICE RETIREMENT INCOME FUND -- R CLASS
        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------
   Victory Diversified Stock Fund --     Provide long-term growth of capital       Victory Capital Management Inc.
     Class A

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Victory Munder Mid-Cap Core           Provide long-term capital appreciation.   Victory Capital Management Inc.
     Growth Fund -- Class A

------------------------------------------------------------------------------------------------------------------------
   Victory Special Value Fund --         Long-term growth of capital and           Victory Capital Management Inc.
     Class A                             dividend income

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2013.
------------------------------------------------------------------------------------------------------------------------
   Victory Sycamore Established Value    Seeks long term capital growth by         Victory Capital Management Inc.
     Fund -- Class A                     investing primarily in common stocks

        FORMERLY VICTORY ESTABLISHED VALUE FUND -- CLASS A
------------------------------------------------------------------------------------------------------------------------
   Victory Sycamore Small Company        Provide capital appreciation              Victory Capital Management Inc.
     Opportunity Fund -- Class A

        FORMERLY VICTORY SMALL COMPANY OPPORTUNITY FUND -- CLASS A
------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Asset           Seeks long-term total return, consisting  Wells Fargo Funds Management, LLC
     Allocation Fund -- Class A          of capital appreciation and current       Sub-advised by Grantham, Mayo, Van
                                         income.                                   Otterloo & Co. (GMO)

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Emerging        Seeks long-term capital appreciation      Wells Fargo Funds Management, LLC
     Markets Equity Fund -- Class A                                                Sub-advised by Wells Capital
                                                                                   Management, Inc.

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Utility and     Seeks total return, consisting of income  Wells Fargo Funds Management, LLC
     Telecommunications Fund --          and capital appreciation.                 Sub-advised by Crow Point Partners,
     Class A                                                                       LLC

------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
ALGER INSTITUTIONAL FUNDS
------------------------------------------------------------------------------------------------------------------------
   Alger Capital Appreciation            Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Institutional Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
   Alger Mid Cap Growth Institutional    Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Fund -- Class I

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 8/1/2012.
------------------------------------------------------------------------------------------------------------------------
   Alger Small Cap Growth                Seeks long-term capital appreciation.     Fred Alger Management, Inc.
     Institutional Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
------------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities         Seeks capital appreciation.               Hartford Funds Management
     HLS Fund -- Class IB                                                          Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IB                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
   Hartford Disciplined Equity HLS       Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
---------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IB                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
   Hartford Global Growth HLS            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/13/2008.
---------------------------------------------------------------------------------------------------------------------
   Hartford International Opportunities  Seeks long-term growth of capital.        Hartford Funds Management
     HLS Fund -- Class IB                                                          Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital                   Hartford Funds Management
     Fund -- Class IB                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital         Hartford Funds Management
     Class IB                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IB                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/3/2010.
---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IB      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.



      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.


      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

      For Example:

           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.


      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.


      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.

      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.

      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      - death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      - severance from employment with the Employer,

      - attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................           1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.


      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity
Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the

Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

      Upon suspension of all other contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                              MORE INFORMATION

      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.

      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.

      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:

      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.

      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583

      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
APPENDIX I -- ACCUMULATION UNIT VALUES.......................................................................    APP I-1
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.271  $ 18.405   $ 16.879  $  17.231  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.783  $ 20.271   $ 18.405  $  16.879  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.551  $ 17.884   $ 16.525  $  16.997  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.895  $ 19.551   $ 17.884  $  16.525  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          0         -          -          -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  21.414  $ 19.000   $ 17.252  $  17.830  $ 15.931   $      -  $       -
Accumulation unit value at end of period.............  $  21.962  $ 21.414   $ 19.000  $  17.252  $ 17.830   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.654  $ 18.463   $ 16.891  $  17.588  $ 15.833   $      -  $       -
Accumulation unit value at end of period.............  $  21.024  $ 20.654   $ 18.463  $  16.891  $ 17.588   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          9          9         7          -          -



                                   APP I-1

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  22.359  $ 19.447   $ 17.586  $  18.420  $ 16.394   $      -  $       -
Accumulation unit value at end of period.............  $  22.967  $ 22.359   $ 19.447  $  17.586  $ 18.420   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          3          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.565  $ 18.897   $ 17.218  $  18.170  $ 16.294   $      -  $       -
Accumulation unit value at end of period.............  $  21.986  $ 21.565   $ 18.897  $  17.218  $ 18.170   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9         15         13         8          -          -
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.335  $ 19.838   $ 17.817  $  18.901  $ 16.803   $      -  $       -
Accumulation unit value at end of period.............  $  23.986  $ 23.335   $ 19.838  $  17.817  $ 18.901   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.506  $ 19.277   $ 17.444  $  18.645  $ 16.700   $      -  $       -
Accumulation unit value at end of period.............  $  22.961  $ 22.506   $ 19.277  $  17.444  $ 18.645   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          7          8         4          -          -
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.789  $ 19.788   $ 17.625  $  18.930  $ 16.867   $      -  $       -
Accumulation unit value at end of period.............  $  24.515  $ 23.789   $ 19.788  $  17.625  $ 18.930   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         3          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.944  $ 19.229   $ 17.256  $  18.673  $ 16.763   $      -  $       -
Accumulation unit value at end of period.............  $  23.468  $ 22.944   $ 19.229  $  17.256  $ 18.673   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          7          7         5          -          -
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.964  $ 19.633   $ 17.405  $  18.875  $ 16.834   $      -  $       -
Accumulation unit value at end of period.............  $  24.738  $ 23.964   $ 19.633  $  17.405  $ 18.875   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.113  $ 19.079   $ 17.040  $  18.619  $ 16.730   $      -  $       -
Accumulation unit value at end of period.............  $  23.681  $ 23.113   $ 19.079  $  17.040  $ 18.619   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          5          4         2          -          -


                                   APP I-2

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.168  $ 19.573   $ 17.306  $  18.847  $ 16.827   $      -  $       -
Accumulation unit value at end of period.............  $  25.031  $ 24.168   $ 19.573  $  17.306  $ 18.847   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.310  $ 19.020   $ 16.943  $  18.591  $ 16.723   $      -  $       -
Accumulation unit value at end of period.............  $  23.962  $ 23.310   $ 19.020  $  16.943  $ 18.591   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          2          1         0          -          -
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.222  $ 19.562   $ 17.204  $  18.807  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  25.069  $ 24.222   $ 19.562  $  17.204  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.361  $ 19.009   $ 16.843  $  18.552  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  23.998  $ 23.361   $ 19.009  $  16.843  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          1          1         -          -          -
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.830  $ 11.952   $ 10.487  $  11.476  $ 10.871   $      -  $       -
Accumulation unit value at end of period.............  $  15.336  $ 14.830   $ 11.952  $  10.487  $ 11.476   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.408  $ 11.699   $ 10.343  $  11.403  $ 10.856   $      -  $       -
Accumulation unit value at end of period.............  $  14.788  $ 14.408   $ 11.699  $  10.343  $ 11.403   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         2          1          1         -          -          -
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.835  $ 11.948   $ 10.486  $  11.499  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.345  $ 14.835   $ 11.948  $  10.486  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.413  $ 11.696   $ 10.341  $  11.426  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.797  $ 14.413   $ 11.696  $  10.341  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         -          -          -


                                   APP I-3

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.846  $ 12.339   $ 11.664  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.206  $ 16.846   $ 12.339  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        22         22          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.146  $ 11.914   $ 11.319  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.319  $ 16.146   $ 11.914  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        17         18          -         -          -          -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   8.876  $  7.873   $  6.857  $   8.254  $  7.381   $      -  $       -
Accumulation unit value at end of period.............  $   8.707  $  8.876   $  7.873  $   6.857  $  8.254   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          3          4         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.846  $ 10.587   $  9.289  $  11.266  $ 10.151   $      -  $       -
Accumulation unit value at end of period.............  $  11.534  $ 11.846   $ 10.587  $   9.289  $ 11.266   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        10         17         19        16          -          -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.904  $  8.978   $  7.901  $   9.950  $  9.673   $      -  $       -
Accumulation unit value at end of period.............  $  10.138  $ 10.904   $  8.978  $   7.901  $  9.950   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          7          7         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.467  $  8.683   $  7.698  $   9.769  $  9.568   $      -  $       -
Accumulation unit value at end of period.............  $   9.659  $ 10.467   $  8.683  $   7.698  $  9.769   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        45         43         40        42          -          -
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.132  $  7.503   $  6.565  $   6.873  $  6.201   $      -  $       -
Accumulation unit value at end of period.............  $  11.247  $ 10.132   $  7.503  $   6.565  $  6.873   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.639  $  7.192   $  6.340  $   6.687  $  6.079   $  5.170  $   5.063
Accumulation unit value at end of period.............  $  10.621  $  9.639   $  7.192  $   6.340  $  6.687   $  6.079  $   5.170
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         0          0          -


                                   APP I-4

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.052  $ 14.204   $ 12.086  $  12.273  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  21.479  $ 19.052   $ 14.204  $  12.086  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         63        74         32         26         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.216  $ 16.687   $ 14.306  $  14.637  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  24.859  $ 22.216   $ 16.687  $  14.306  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        26         26         20         -          -          -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.342  $  9.107   $  7.873  $   8.577  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.432  $ 12.342   $  9.107  $   7.873  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         38        36         42         42         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.119  $ 11.983   $ 10.438  $  11.457  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.412  $ 16.119   $ 11.983  $  10.438  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        12         13         16         -          -          -
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.734  $ 11.036   $  9.866  $  10.212  $  8.169   $      -  $       -
Accumulation unit value at end of period.............  $  14.624  $ 14.734   $ 11.036  $   9.866  $ 10.212   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         4          6          6         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.018  $ 10.579   $  9.528  $   9.936  $  8.009   $  5.643  $   5.488
Accumulation unit value at end of period.............  $  13.809  $ 14.018   $ 10.579  $   9.528  $  9.936   $  8.009  $   5.643
Number of accumulation units outstanding at end of
period (in thousands)................................          4         6          5          4         3          4          0
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.472  $  9.744   $  8.595  $   8.380  $  7.448   $      -  $       -
Accumulation unit value at end of period.............  $  13.607  $ 12.472   $  9.744  $   8.595  $  8.380   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        135       136        103         71        48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.953  $  9.409   $  8.362  $   8.214  $  7.355   $  6.596  $   6.509
Accumulation unit value at end of period.............  $  12.944  $ 11.953   $  9.409  $   8.362  $  8.214   $  7.355  $   6.596
Number of accumulation units outstanding at end of
period (in thousands)................................        119       112        108        102        57         27          0


                                   APP I-5

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.493  $ 10.480   $  9.689  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.794  $ 11.493   $ 10.480  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.247  $ 10.333   $  9.601  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.483  $ 11.247   $ 10.333  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.204  $ 12.379   $ 11.276  $  11.098  $  8.930   $      -  $       -
Accumulation unit value at end of period.............  $  16.380  $ 16.204   $ 12.379  $  11.276  $ 11.098   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        36         43         33        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.529  $ 11.953   $ 10.970  $  10.878  $  8.819   $  7.205  $   7.000
Accumulation unit value at end of period.............  $  15.581  $ 15.529   $ 11.953  $  10.970  $ 10.878   $  8.819  $   7.205
Number of accumulation units outstanding at end of
period (in thousands)................................         13        19         22         29        26         21          0
AMERICAN CENTURY DIVERSIFIED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.208  $ 11.568   $ 11.089  $  10.411  $ 10.101   $      -  $       -
Accumulation unit value at end of period.............  $  11.783  $ 11.208   $ 11.568  $  11.089  $ 10.411   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.889  $ 11.324   $ 10.936  $  10.345  $ 10.087   $      -  $       -
Accumulation unit value at end of period.............  $  11.362  $ 10.889   $ 11.324  $  10.936  $ 10.345   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          1         -          -          -
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.355  $ 22.202   $ 20.060  $  19.515  $ 17.356   $      -  $       -
Accumulation unit value at end of period.............  $  29.386  $ 26.355   $ 22.202  $  20.060  $ 19.515   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         64       156        928        916       787          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.545  $ 16.589   $ 15.101  $  14.802  $ 13.263   $      -  $       -
Accumulation unit value at end of period.............  $  21.630  $ 19.545   $ 16.589  $  15.101  $ 14.802   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        32         43         44        31          -          -


                                   APP I-6

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.618  $ 20.725   $ 18.330  $  18.637  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  29.381  $ 26.618   $ 20.725  $  18.330  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         9          4          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.673  $ 20.140   $ 17.946  $  18.384  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  28.126  $ 25.673   $ 20.140  $  17.946  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          4          1         -          -          -
AMERICAN CENTURY MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.240  $ 13.358   $ 11.562  $  11.734  $ 10.997   $      -  $       -
Accumulation unit value at end of period.............  $  19.905  $ 17.240   $ 13.358  $  11.562  $ 11.734   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.750  $ 13.076   $ 11.403  $  11.660  $ 10.982   $      -  $       -
Accumulation unit value at end of period.............  $  19.194  $ 16.750   $ 13.076  $  11.403  $ 11.660   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          3          1         1          -          -
AMERICAN CENTURY PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.813  $  9.862   $  9.910  $   9.959  $  9.991   $      -  $       -
Accumulation unit value at end of period.............  $   9.765  $  9.813   $  9.862  $   9.910  $  9.959   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        40          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.534  $  9.653   $  9.774  $   9.896  $  9.977   $      -  $       -
Accumulation unit value at end of period.............  $   9.417  $  9.534   $  9.653  $   9.774  $  9.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        11          3          0         0          -          -
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.499  $ 18.305   $ 15.812  $  17.070  $ 13.872   $      -  $       -
Accumulation unit value at end of period.............  $  25.395  $ 24.499   $ 18.305  $  15.812  $ 17.070   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.791  $ 17.158   $ 14.933  $  16.242  $ 13.298   $      -  $       -
Accumulation unit value at end of period.............  $  23.449  $ 22.791   $ 17.158  $  14.933  $ 16.242   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          5          3         1          -          -


                                   APP I-7

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.840  $ 10.937   $  9.526  $   9.574  $  8.470   $      -  $       -
Accumulation unit value at end of period.............  $  16.501  $ 14.840   $ 10.937  $   9.526  $  9.574   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        31         10         11        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.457  $ 12.219   $ 10.723  $  10.858  $  9.678   $  7.062  $   6.994
Accumulation unit value at end of period.............  $  18.162  $ 16.457   $ 12.219  $  10.723  $ 10.858   $  9.678  $   7.062
Number of accumulation units outstanding at end of
period (in thousands)................................         50        40         45         39        24         33         13
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.011  $ 11.606   $ 10.247  $   9.950  $  8.878   $  7.390  $   7.305
Accumulation unit value at end of period.............  $  15.128  $ 14.011   $ 11.606  $  10.247  $  9.950   $  8.878  $   7.390
Number of accumulation units outstanding at end of
period (in thousands)................................        120       109        123        104        37         18         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.342  $ 12.804   $ 11.389  $  11.143  $ 10.017   $  8.401  $   8.306
Accumulation unit value at end of period.............  $  16.441  $ 15.342   $ 12.804  $  11.389  $ 11.143   $ 10.017  $   8.401
Number of accumulation units outstanding at end of
period (in thousands)................................        159       177        193        195       210        218         32
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.240  $ 10.436   $  9.372  $   9.019  $  8.081   $      -  $       -
Accumulation unit value at end of period.............  $  14.780  $ 13.240   $ 10.436  $   9.372  $  9.019   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        10         15         12         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.335  $ 12.178   $ 11.020  $  10.684  $  9.645   $  7.839  $   7.693
Accumulation unit value at end of period.............  $  16.991  $ 15.335   $ 12.178  $  11.020  $ 10.684   $  9.645  $   7.839
Number of accumulation units outstanding at end of
period (in thousands)................................         79        71         64         48        37         46          9
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.769  $ 10.330   $  9.318  $   9.139  $  8.452   $  7.092  $   6.950
Accumulation unit value at end of period.............  $  12.439  $ 11.769   $ 10.330  $   9.318  $  9.139   $  8.452  $   7.092
Number of accumulation units outstanding at end of
period (in thousands)................................        250       178        340        312       229        194        147
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.853  $ 12.250   $ 11.133  $  11.002  $ 10.252   $  8.667  $   8.495
Accumulation unit value at end of period.............  $  14.532  $ 13.853   $ 12.250  $  11.133  $ 11.002   $ 10.252  $   8.667
Number of accumulation units outstanding at end of
period (in thousands)................................        365       386        439        461       444        410        154


                                   APP I-8

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.288  $ 16.376   $ 13.857  $  15.110  $ 14.107   $      -  $       -
Accumulation unit value at end of period.............  $  20.925  $ 20.288   $ 16.376  $  13.857  $ 15.110   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        216       202        237        235       172          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.939  $ 15.402   $ 13.131  $  14.427  $ 13.570   $      -  $       -
Accumulation unit value at end of period.............  $  19.388  $ 18.939   $ 15.402  $  13.131  $ 14.427   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        180       171        206        197       158          -          -
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.012  $ 19.307   $ 16.321  $  19.041  $ 17.544   $ 12.711  $  12.405
Accumulation unit value at end of period.............  $  22.229  $ 23.012   $ 19.307  $  16.321  $ 19.041   $ 17.544  $  12.711
Number of accumulation units outstanding at end of
period (in thousands)................................        133       179        133        114       100         52         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.951  $ 17.710   $ 15.084  $  17.730  $ 16.460   $ 12.015  $  11.729
Accumulation unit value at end of period.............  $  20.088  $ 20.951   $ 17.710  $  15.084  $ 17.730   $ 16.460  $  12.015
Number of accumulation units outstanding at end of
period (in thousands)................................        165       167        188        178       163        136         52
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.417  $ 10.286   $  8.852  $   9.099  $  8.043   $  6.081  $   5.987
Accumulation unit value at end of period.............  $  14.493  $ 13.417   $ 10.286  $   8.852  $  9.099   $  8.043  $   6.081
Number of accumulation units outstanding at end of
period (in thousands)................................        322       362        360        312       167        139         79
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.837  $ 12.233   $ 10.607  $  10.984  $  9.783   $  7.452  $   7.339
Accumulation unit value at end of period.............  $  16.979  $ 15.837   $ 12.233  $  10.607  $ 10.984   $  9.783  $   7.452
Number of accumulation units outstanding at end of
period (in thousands)................................        187       206        261        274       285        246         43
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.737  $ 10.920   $  9.116  $   9.951  $  8.901   $  6.526  $   6.375
Accumulation unit value at end of period.............  $  14.058  $ 13.737   $ 10.920  $   9.116  $  9.951   $  8.901  $   6.526
Number of accumulation units outstanding at end of
period (in thousands)................................        110        99         84         69        54         31         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.547  $ 13.253   $ 11.146  $  12.259  $ 11.048   $  8.161  $   7.974
Accumulation unit value at end of period.............  $  16.807  $ 16.547   $ 13.253  $  11.146  $ 12.259   $ 11.048  $   8.161
Number of accumulation units outstanding at end of
period (in thousands)................................         92       106        100        100        82         67         14


                                   APP I-9

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.537  $  9.771   $  8.076  $   9.506  $  7.672   $  5.036  $   4.910
Accumulation unit value at end of period.............  $  12.660  $ 12.537   $  9.771  $   8.076  $  9.506   $  7.672  $   5.036
Number of accumulation units outstanding at end of
period (in thousands)................................         32        27         13          7        28         26         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.121  $ 12.659   $ 10.542  $  12.501  $ 10.166   $  6.723  $   6.557
Accumulation unit value at end of period.............  $  16.157  $ 16.121   $ 12.659  $  10.542  $ 12.501   $ 10.166  $   6.723
Number of accumulation units outstanding at end of
period (in thousands)................................         14        16         16         16        16         19          5
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.490  $ 11.819   $ 11.253  $  10.654  $ 10.012   $  8.783  $   8.694
Accumulation unit value at end of period.............  $  12.029  $ 11.490   $ 11.819  $  11.253  $ 10.654   $ 10.012  $   8.783
Number of accumulation units outstanding at end of
period (in thousands)................................        115        87        102         94        66         56         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.520  $ 11.939   $ 11.453  $  10.925  $ 10.344   $  9.142  $   9.052
Accumulation unit value at end of period.............  $  11.970  $ 11.520   $ 11.939  $  11.453  $ 10.925   $ 10.344  $   9.142
Number of accumulation units outstanding at end of
period (in thousands)................................        127       154        173        187       202        211         59
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.468  $ 14.664   $ 12.261  $  12.991  $ 11.662   $  8.739  $   8.633
Accumulation unit value at end of period.............  $  21.103  $ 19.468   $ 14.664  $  12.261  $ 12.991   $ 11.662  $   8.739
Number of accumulation units outstanding at end of
period (in thousands)................................        309       282        343        374       375        204        109
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.725  $ 13.451   $ 11.332  $  12.097  $ 10.941   $  8.260  $   8.163
Accumulation unit value at end of period.............  $  19.070  $ 17.725   $ 13.451  $  11.332  $ 12.097   $ 10.941  $   8.260
Number of accumulation units outstanding at end of
period (in thousands)................................        388       443        520        495       492        482        190
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.619  $ 10.769   $  9.699  $   9.267  $  8.345   $  6.763  $   6.618
Accumulation unit value at end of period.............  $  13.562  $ 12.619   $ 10.769  $   9.699  $  9.267   $  8.345  $   6.763
Number of accumulation units outstanding at end of
period (in thousands)................................        392       303        287        245       105         96         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.521  $ 12.486   $ 11.330  $  10.906  $  9.896   $  8.080  $   7.909
Accumulation unit value at end of period.............  $  15.491  $ 14.521   $ 12.486  $  11.330  $ 10.906   $  9.896  $   8.080
Number of accumulation units outstanding at end of
period (in thousands)................................        134       154        164        175       156        162         33


                                  APP I-10

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.855  $  9.792   $  8.543  $   8.771  $  7.978   $  6.327  $   6.223
Accumulation unit value at end of period.............  $  14.285  $ 12.855   $  9.792  $   8.543  $  8.771   $  7.978  $   6.327
Number of accumulation units outstanding at end of
period (in thousands)................................        140        69         89         79        69         41         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.593  $ 11.199   $  9.844  $  10.183  $  9.332   $  7.457  $   7.335
Accumulation unit value at end of period.............  $  16.095  $ 14.593   $ 11.199  $   9.844  $ 10.183   $  9.332  $   7.457
Number of accumulation units outstanding at end of
period (in thousands)................................        166       174        180        156       143        129         25
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.681  $ 11.024   $  8.965  $   9.579  $  8.518   $  5.915  $   5.884
Accumulation unit value at end of period.............  $  16.261  $ 15.681   $ 11.024  $   8.965  $  9.579   $  8.518  $   5.915
Number of accumulation units outstanding at end of
period (in thousands)................................         34        32         27         30        31         26         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.695  $ 13.241   $ 10.849  $  11.680  $ 10.464   $  7.321  $   7.284
Accumulation unit value at end of period.............  $  19.241  $ 18.695   $ 13.241  $  10.849  $ 11.680   $ 10.464  $   7.321
Number of accumulation units outstanding at end of
period (in thousands)................................         29        29         26         24        19         19          5
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.965  $  9.911   $  8.887  $   8.373  $  7.449   $      -  $       -
Accumulation unit value at end of period.............  $  14.297  $ 12.965   $  9.911  $   8.887  $  8.373   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        18         60         42        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.039  $ 11.584   $ 10.465  $   9.933  $  8.904   $  7.601  $   7.450
Accumulation unit value at end of period.............  $  16.460  $ 15.039   $ 11.584  $  10.465  $  9.933   $  8.904  $   7.601
Number of accumulation units outstanding at end of
period (in thousands)................................         74        88         97         85        96         93         36
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.728  $ 14.314   $ 12.541  $  13.935  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.033  $ 18.728   $ 14.314  $  12.541  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.196  $ 14.012   $ 12.369  $  13.812  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.319  $ 18.196   $ 14.012  $  12.369  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          4          3         -          -          -


                                  APP I-11

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.378  $ 12.220   $ 11.829  $  12.970  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.078  $ 15.378   $ 12.220  $  11.829  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.941  $ 11.962   $ 11.667  $  12.856  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.575  $ 14.941   $ 11.962  $  11.667  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.947  $ 13.475   $ 11.891  $  12.761  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.515  $ 17.947   $ 13.475  $  11.891  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.437  $ 13.191   $ 11.728  $  12.648  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.819  $ 17.437   $ 13.191  $  11.728  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          5          4         -          -          -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  25.707  $ 19.309   $ 17.034  $  18.840  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.714  $ 25.707   $ 19.309  $  17.034  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.794  $ 18.763   $ 16.677  $  18.584  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  26.530  $ 24.794   $ 18.763  $  16.677  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          1          2         -          -          -
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  25.658  $ 20.738   $ 18.622  $  17.723  $ 15.774   $      -  $       -
Accumulation unit value at end of period.............  $  27.843  $ 25.658   $ 20.738  $  18.622  $ 17.723   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        16         21         21        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.747  $ 20.152   $ 18.232  $  17.482  $ 15.677   $      -  $       -
Accumulation unit value at end of period.............  $  26.654  $ 24.747   $ 20.152  $  18.232  $ 17.482   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        31         22         12         5          -          -


                                  APP I-12

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.668  $ 21.660   $ 19.622  $  20.883  $ 17.404   $      -  $       -
Accumulation unit value at end of period.............  $  26.736  $ 26.668   $ 21.660  $  19.622  $ 20.883   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.721  $ 21.048   $ 19.211  $  20.600  $ 17.297   $      -  $       -
Accumulation unit value at end of period.............  $  25.593  $ 25.721   $ 21.048  $  19.211  $ 20.600   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          1         0          -          -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.615  $ 12.836   $ 11.726  $  12.238  $ 11.197   $      -  $       -
Accumulation unit value at end of period.............  $  14.814  $ 14.615   $ 12.836  $  11.726  $ 12.238   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        137       140        211        156       188          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.631  $ 13.832   $ 12.731  $  13.388  $ 12.340   $      -  $       -
Accumulation unit value at end of period.............  $  15.726  $ 15.631   $ 13.832  $  12.731  $ 13.388   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        125       117        128         98        62          -          -
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.235  $ 11.714   $  9.974  $  11.713  $ 10.614   $      -  $       -
Accumulation unit value at end of period.............  $  12.545  $ 14.235   $ 11.714  $   9.974  $ 11.713   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.830  $ 11.466   $  9.837  $  11.639  $ 10.599   $      -  $       -
Accumulation unit value at end of period.............  $  12.097  $ 13.830   $ 11.466  $   9.837  $ 11.639   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         6         12          4         2          -          -
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.567  $ 10.984   $  9.751  $   9.859  $  7.884   $      -  $       -
Accumulation unit value at end of period.............  $  15.423  $ 14.567   $ 10.984  $   9.751  $  9.859   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17         8         37         35        39          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.560  $ 13.340   $ 11.932  $  12.155  $  9.793   $      -  $       -
Accumulation unit value at end of period.............  $  18.453  $ 17.560   $ 13.340  $  11.932  $ 12.155   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        22         14         20        14          -          -


                                  APP I-13

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.792  $ 10.958   $ 10.060  $  10.201  $  8.407   $      -  $       -
Accumulation unit value at end of period.............  $  15.998  $ 15.792   $ 10.958  $  10.060  $ 10.201   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         8          9          8         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.702  $ 12.376   $ 11.447  $  11.695  $  9.710   $      -  $       -
Accumulation unit value at end of period.............  $  17.798  $ 17.702   $ 12.376  $  11.447  $ 11.695   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          8         10         9          -          -
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.919  $ 10.861   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.937  $ 12.919   $ 10.861  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.730  $ 10.783   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.652  $ 12.730   $ 10.783  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.708  $ 13.114   $ 12.241  $  11.650  $ 11.028   $      -  $       -
Accumulation unit value at end of period.............  $  13.417  $ 12.708   $ 13.114  $  12.241  $ 11.650   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        28         45         42        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.491  $ 12.987   $ 12.213  $  11.711  $ 11.170   $      -  $       -
Accumulation unit value at end of period.............  $  13.089  $ 12.491   $ 12.987  $  12.213  $ 11.711   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        33         37         44        37          -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.641  $ 15.135   $ 13.167  $  13.536  $ 11.604   $      -  $       -
Accumulation unit value at end of period.............  $  21.701  $ 19.641   $ 15.135  $  13.167  $ 13.536   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         46        44         91         78        33          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.248  $ 12.615   $ 11.057  $  11.452  $  9.892   $      -  $       -
Accumulation unit value at end of period.............  $  17.818  $ 16.248   $ 12.615  $  11.057  $ 11.452   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         65        55         50         66        48          -          -


                                  APP I-14

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.855  $ 12.004   $ 11.106  $  10.875  $ 10.268   $      -  $       -
Accumulation unit value at end of period.............  $  12.371  $ 11.855   $ 12.004  $  11.106  $ 10.875   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        13          6         18        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.361  $ 11.591   $ 10.805  $  10.660  $ 10.140   $  7.601  $   7.450
Accumulation unit value at end of period.............  $  11.768  $ 11.361   $ 11.591  $  10.805  $ 10.660   $ 10.140  $   7.601
Number of accumulation units outstanding at end of
period (in thousands)................................         19        19         35         37        42         32         36
CLEARBRIDGE AGGRESSIVE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.627  $ 10.867   $  9.216  $   9.135  $  7.416   $      -  $       -
Accumulation unit value at end of period.............  $  17.819  $ 15.627   $ 10.867  $   9.216  $  9.135   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.868  $ 10.417   $  8.901  $   8.889  $  7.271   $  5.546  $   5.429
Accumulation unit value at end of period.............  $  16.826  $ 14.868   $ 10.417  $   8.901  $  8.889   $  7.271  $   5.546
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          2          2         1          1          -
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.390  $ 11.186   $ 10.746  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.855  $ 14.390   $ 11.186  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.081  $ 11.029   $ 10.648  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.399  $ 14.081   $ 11.029  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          -         -          -          -
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.791  $ 22.558   $ 19.178  $  20.006  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  33.032  $ 30.791   $ 22.558  $  19.178  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         7          5          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.698  $ 21.921   $ 18.776  $  19.735  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  31.621  $ 29.698   $ 21.921  $  18.776  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         -          -          -


                                  APP I-15

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.269  $ 12.656   $ 10.706  $  10.698  $  8.581   $      -  $       -
Accumulation unit value at end of period.............  $  18.773  $ 18.269   $ 12.656  $  10.706  $ 10.698   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        16          7          7         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.382  $ 12.132   $ 10.340  $  10.410  $  8.413   $  5.980  $   5.859
Accumulation unit value at end of period.............  $  17.728  $ 17.382   $ 12.132  $  10.340  $ 10.410   $  8.413  $   5.980
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          4          3         2          6          -
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.198  $ 11.786   $ 10.220  $  10.616  $  9.942   $      -  $       -
Accumulation unit value at end of period.............  $  18.307  $ 16.198   $ 11.786  $  10.220  $ 10.616   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.905  $ 10.927   $  9.546  $   9.991  $  9.428   $  6.740  $   6.613
Accumulation unit value at end of period.............  $  16.720  $ 14.905   $ 10.927  $   9.546  $  9.991   $  9.428  $   6.740
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          5          4         4          8          6
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  32.347  $ 24.906   $ 21.282  $  22.493  $ 17.997   $      -  $       -
Accumulation unit value at end of period.............  $  32.361  $ 32.347   $ 24.906  $  21.282  $ 22.493   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        16         15          6         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  31.198  $ 24.203   $ 20.836  $  22.188  $ 17.886   $      -  $       -
Accumulation unit value at end of period.............  $  30.979  $ 31.198   $ 24.203  $  20.836  $ 22.188   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        12          9          5         1          -          -
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.767  $ 22.835   $ 19.395  $  19.726  $ 17.104   $      -  $       -
Accumulation unit value at end of period.............  $  34.488  $ 30.767   $ 22.835  $  19.395  $ 19.726   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.675  $ 22.190   $ 18.989  $  19.459  $ 16.999   $      -  $       -
Accumulation unit value at end of period.............  $  33.015  $ 29.675   $ 22.190  $  18.989  $ 19.459   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          2          0         0          -          -


                                  APP I-16

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.058  $  9.241   $  8.091  $   8.606  $  7.453   $      -  $       -
Accumulation unit value at end of period.............  $  13.415  $ 12.058   $  9.241  $   8.091  $  8.606   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.472  $  8.858   $  7.814  $   8.374  $  7.307   $  5.832  $   5.719
Accumulation unit value at end of period.............  $  12.668  $ 11.472   $  8.858  $   7.814  $  8.374   $  7.307  $   5.832
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          7          0
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.354  $ 19.350   $ 17.397  $  19.951  $ 17.144   $      -  $       -
Accumulation unit value at end of period.............  $  29.607  $ 27.354   $ 19.350  $  17.397  $ 19.951   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  26.382  $ 18.803   $ 17.033  $  19.680  $ 17.039   $      -  $       -
Accumulation unit value at end of period.............  $  28.342  $ 26.382   $ 18.803  $  17.033  $ 19.680   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          4          2         0          -          -
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.940  $ 10.339   $  9.253  $   9.467  $  7.966   $      -  $       -
Accumulation unit value at end of period.............  $  15.126  $ 13.940   $ 10.339  $   9.253  $  9.467   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         9         11         11         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.804  $ 11.809   $ 10.649  $  10.977  $  9.306   $      -  $       -
Accumulation unit value at end of period.............  $  17.020  $ 15.804   $ 11.809  $  10.649  $ 10.977   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        20         24         22        16          -          -
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.011  $  9.675   $  8.347  $   8.764  $  7.165   $      -  $       -
Accumulation unit value at end of period.............  $  14.498  $ 13.011   $  9.675  $   8.347  $  8.764   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        10         20         19         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.381  $  9.276   $  8.063  $   8.530  $  7.026   $  5.379  $   5.228
Accumulation unit value at end of period.............  $  13.694  $ 12.381   $  9.276  $   8.063  $  8.530   $  7.026  $   5.379
Number of accumulation units outstanding at end of
period (in thousands)................................         14        22         27         22        34         29          2


                                  APP I-17

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.133  $ 11.176   $  9.616  $  10.544  $  8.376   $      -  $       -
Accumulation unit value at end of period.............  $  15.554  $ 15.133   $ 11.176  $   9.616  $ 10.544   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.397  $ 10.713   $  9.286  $  10.260  $  8.212   $  5.627  $   5.450
Accumulation unit value at end of period.............  $  14.687  $ 14.397   $ 10.713  $   9.286  $ 10.260   $  8.212  $   5.627
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          0          -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.947  $ 11.886   $ 11.087  $  10.738  $  8.488   $  5.744  $   5.561
Accumulation unit value at end of period.............  $  18.547  $ 14.947   $ 11.886  $  11.087  $ 10.738   $  8.488  $   5.744
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          2          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.220  $ 11.393   $ 10.708  $  11.665  $ 10.238   $  6.322  $   6.296
Accumulation unit value at end of period.............  $  17.514  $ 14.220   $ 11.393  $  10.708  $ 11.665   $ 10.238  $   6.322
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          5         4          3          0
COLUMBIA SMALL CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.492  $ 13.684   $ 12.167  $  12.619  $ 11.514   $      -  $       -
Accumulation unit value at end of period.............  $  18.319  $ 18.492   $ 13.684  $  12.167  $ 12.619   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0         15         16        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.966  $ 13.395   $ 12.000  $  12.539  $ 11.498   $      -  $       -
Accumulation unit value at end of period.............  $  17.665  $ 17.966   $ 13.395  $  12.000  $ 12.539   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          0         0          -          -
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.948  $ 23.235   $ 21.017  $  22.528  $ 18.008   $      -  $       -
Accumulation unit value at end of period.............  $  31.670  $ 30.948   $ 23.235  $  21.017  $ 22.528   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.849  $ 22.579   $ 20.577  $  22.222  $ 17.898   $      -  $       -
Accumulation unit value at end of period.............  $  30.317  $ 29.849   $ 22.579  $  20.577  $ 22.222   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          -          -


                                  APP I-18

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.260  $  9.864   $  8.390  $   9.207  $  7.546   $      -  $       -
Accumulation unit value at end of period.............  $  14.084  $ 13.260   $  9.864  $   8.390  $  9.207   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        14         10          5         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.615  $  9.455   $  8.103  $   8.959  $  7.398   $  5.368  $   5.278
Accumulation unit value at end of period.............  $  13.299  $ 12.615   $  9.455  $   8.103  $  8.959   $  7.398  $   5.368
Number of accumulation units outstanding at end of
period (in thousands)................................         15        14         19         18        14          9          0
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.060  $ 14.982   $ 13.357  $  14.099  $ 12.638   $      -  $       -
Accumulation unit value at end of period.............  $  21.267  $ 20.060   $ 14.982  $  13.357  $ 14.099   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        24         46         65        45          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.366  $ 13.820   $ 12.414  $  13.202  $ 11.924   $      -  $       -
Accumulation unit value at end of period.............  $  19.325  $ 18.366   $ 13.820  $  12.414  $ 13.202   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         70        86         94         93        82          -          -
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.620  $  8.930   $  8.001  $   8.344  $  7.360   $  5.108  $   5.003
Accumulation unit value at end of period.............  $  13.474  $ 12.620   $  8.930  $   8.001  $  8.344   $  7.360  $   5.108
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          4         2          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.023  $  9.997   $  9.024  $   9.482  $  8.428   $  5.893  $   5.773
Accumulation unit value at end of period.............  $  14.861  $ 14.023   $  9.997  $   9.024  $  9.482   $  8.428  $   5.893
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          4          4         8          5          2
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.404  $ 10.601   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.881  $ 10.404   $ 10.601  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.251  $ 10.525   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.642  $ 10.251   $ 10.525  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         6          0          -         -          -          -


                                  APP I-19

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.033  $ 11.551   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.724  $ 11.033   $ 11.551  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.871  $ 11.468   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.444  $ 10.871   $ 11.468  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.795  $ 18.599   $ 16.208  $  17.183  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.743  $ 24.795   $ 18.599  $  16.208  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.915  $ 18.074   $ 15.868  $  16.950  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  26.558  $ 23.915   $ 18.074  $  15.868  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.119  $  8.879   $  7.571  $   8.956  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.855  $ 11.119   $  8.879  $   7.571  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8         11         21         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.993  $ 10.454   $  8.981  $  10.704  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.590  $ 12.993   $ 10.454  $   8.981  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          4         -          -          -
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.105  $ 12.490   $ 12.105  $  11.324  $ 10.737   $ 10.329  $  10.338
Accumulation unit value at end of period.............  $  12.715  $ 12.105   $ 12.490  $  12.105  $ 11.324   $ 10.737  $  10.329
Number of accumulation units outstanding at end of
period (in thousands)................................         91        72         59         50        69          7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.601  $ 12.060   $ 11.776  $  11.099  $ 10.603   $ 10.277  $  10.289
Accumulation unit value at end of period.............  $  12.095  $ 11.601   $ 12.060  $  11.776  $ 11.099   $ 10.603  $  10.277
Number of accumulation units outstanding at end of
period (in thousands)................................         97        88         93         79        43         32          -


                                  APP I-20

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.859  $ 15.021   $ 12.881  $  13.236  $ 10.556   $  7.741  $   7.524
Accumulation unit value at end of period.............  $  21.611  $ 19.859   $ 15.021  $  12.881  $ 13.236   $ 10.556  $   7.741
Number of accumulation units outstanding at end of
period (in thousands)................................         56        57         51         40        25         10          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.638  $ 14.204   $ 12.272  $  12.706  $ 10.209   $  7.543  $   7.333
Accumulation unit value at end of period.............  $  20.132  $ 18.638   $ 14.204  $  12.272  $ 12.706   $ 10.209  $   7.543
Number of accumulation units outstanding at end of
period (in thousands)................................         39        37         40         34        25         25          0
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.355  $ 10.950   $  9.532  $   9.424  $  8.267   $  6.592  $   6.474
Accumulation unit value at end of period.............  $  16.161  $ 14.355   $ 10.950  $   9.532  $  9.424   $  8.267  $   6.592
Number of accumulation units outstanding at end of
period (in thousands)................................        148       119        111        147       129         40          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.758  $ 10.573   $  9.273  $   9.237  $  8.164   $  6.559  $   7.469
Accumulation unit value at end of period.............  $  15.373  $ 13.758   $ 10.573  $   9.273  $  9.237   $  8.164  $   6.559
Number of accumulation units outstanding at end of
period (in thousands)................................        123        95         99         85        52         40          0
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.055  $ 14.319   $ 12.404  $  12.365  $  9.859   $      -  $       -
Accumulation unit value at end of period.............  $  21.034  $ 20.055   $ 14.319  $  12.404  $ 12.365   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        29         30         26        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.823  $ 13.540   $ 11.818  $  11.869  $  9.535   $  7.710  $   6.443
Accumulation unit value at end of period.............  $  19.594  $ 18.823   $ 13.540  $  11.818  $ 11.869   $  9.535  $   7.710
Number of accumulation units outstanding at end of
period (in thousands)................................         29        23         20         24        18         11          2
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.782  $ 17.267   $ 15.564  $  15.439  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  22.668  $ 20.782   $ 17.267  $  15.564  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.044  $ 16.779   $ 15.238  $  15.229  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  21.700  $ 20.044   $ 16.779  $  15.238  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          0         -          -          -


                                  APP I-21

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.189  $ 14.226   $ 12.604  $  12.115  $ 10.587   $      -  $       -
Accumulation unit value at end of period.............  $  15.498  $ 15.189   $ 14.226  $  12.604  $ 12.115   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        21         20         23        27          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.963  $ 15.064   $ 13.446  $  13.022  $ 11.465   $      -  $       -
Accumulation unit value at end of period.............  $  16.166  $ 15.963   $ 15.064  $  13.446  $ 13.022   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         47        47         59         44        28          -          -
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.677  $  9.073   $  7.876  $   8.287  $  7.568   $      -  $       -
Accumulation unit value at end of period.............  $  12.892  $ 11.677   $  9.073  $   7.876  $  8.287   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        48        112        200       172          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.211  $ 11.125   $  9.731  $  10.315  $  9.491   $      -  $       -
Accumulation unit value at end of period.............  $  15.573  $ 14.211   $ 11.125  $   9.731  $ 10.315   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         52        67         82         76        74          -          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.911  $ 11.041   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.564  $ 14.911   $ 11.041  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.693  $ 10.962   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.222  $ 14.693   $ 10.962  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          1          -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.237  $ 10.882   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.157  $ 14.237   $ 10.882  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.029  $ 10.803   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.824  $ 14.029   $ 10.803  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-22

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.190  $ 13.768   $ 12.083  $  11.945  $ 10.832   $      -  $       -
Accumulation unit value at end of period.............  $  19.432  $ 18.190   $ 13.768  $  12.083  $ 11.945   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.604  $ 13.425   $ 11.871  $  11.823  $ 10.803   $  6.732  $   6.562
Accumulation unit value at end of period.............  $  18.666  $ 17.604   $ 13.425  $  11.871  $ 11.823   $ 10.803  $   6.732
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          0
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.359  $ 10.202   $  9.217  $   8.620  $  7.754   $      -  $       -
Accumulation unit value at end of period.............  $  14.348  $ 13.359   $ 10.202  $   9.217  $  8.620   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.479  $ 11.910   $ 10.841  $  10.215  $  9.257   $  8.101  $   7.910
Accumulation unit value at end of period.............  $  16.501  $ 15.479   $ 11.910  $  10.841  $ 10.215   $  9.257  $   8.101
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4          3          3         3          2          -
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.328  $ 12.641   $ 12.381  $  11.917  $ 11.432   $      -  $       -
Accumulation unit value at end of period.............  $  12.900  $ 12.328   $ 12.641  $  12.381  $ 11.917   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.140  $ 12.542   $ 12.377  $  12.003  $ 11.601   $ 11.060  $  11.038
Accumulation unit value at end of period.............  $  12.609  $ 12.140   $ 12.542  $  12.377  $ 12.003   $ 11.601  $  11.060
Number of accumulation units outstanding at end of
period (in thousands)................................          5         6         16         13        17         14          3
FEDERATED GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.183  $ 11.179   $ 10.040  $  10.386  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.599  $ 13.183   $ 11.179  $  10.040  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.828  $ 12.669   $ 11.463  $  11.947  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.181  $ 14.828   $ 12.669  $  11.463  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-23

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.879  $ 14.957   $ 13.154  $  12.631  $ 11.128   $      -  $       -
Accumulation unit value at end of period.............  $  16.137  $ 15.879   $ 14.957  $  13.154  $ 12.631   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.460  $ 15.621   $ 13.841  $  13.391  $ 11.886   $  7.964  $   7.525
Accumulation unit value at end of period.............  $  16.603  $ 16.460   $ 15.621  $  13.841  $ 13.391   $ 11.886  $   7.964
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          3         3          2          2
FEDERATED INTERNATIONAL LEADERS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.561  $ 12.300   $  9.502  $  11.722  $  9.934   $      -  $       -
Accumulation unit value at end of period.............  $  14.795  $ 15.561   $ 12.300  $   9.502  $ 11.722   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.078  $ 12.007   $  9.346  $  11.616  $  9.918   $  6.701  $   6.555
Accumulation unit value at end of period.............  $  14.228  $ 15.078   $ 12.007  $   9.346  $ 11.616   $  9.918  $   6.701
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          0          0
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.305  $  9.515   $  8.152  $   9.502  $  8.042   $  6.232  $   6.129
Accumulation unit value at end of period.............  $  14.448  $ 13.305   $  9.515  $   8.152  $  9.502   $  8.042  $   6.232
Number of accumulation units outstanding at end of
period (in thousands)................................         94        76        123        158        37         23          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.921  $ 11.471   $  9.902  $  11.629  $  9.916   $  7.743  $   7.616
Accumulation unit value at end of period.............  $  17.160  $ 15.921   $ 11.471  $   9.902  $ 11.629   $  9.916  $   7.743
Number of accumulation units outstanding at end of
period (in thousands)................................         63        73         90         96       109         97         21
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.722  $  9.124   $  8.594  $   8.960  $  7.574   $      -  $       -
Accumulation unit value at end of period.............  $  14.386  $ 12.722   $  9.124  $   8.594  $  8.960   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.058  $ 10.880   $ 10.326  $  10.846  $  9.237   $  7.147  $   7.054
Accumulation unit value at end of period.............  $  16.900  $ 15.058   $ 10.880  $  10.326  $ 10.846   $  9.237  $   7.147
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          0         0          3          2


                                  APP I-24

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  42.872  $ 43.705   $ 41.435  $  39.415  $ 37.076   $ 33.329  $  33.120
Accumulation unit value at end of period.............  $  44.672  $ 42.872   $ 43.705  $  41.435  $ 39.415   $ 37.076  $  33.329
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          1          1         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.336  $ 13.698   $ 13.084  $  12.540  $ 11.884   $ 10.764  $  10.699
Accumulation unit value at end of period.............  $  13.792  $ 13.336   $ 13.698  $  13.084  $ 12.540   $ 11.884  $  10.764
Number of accumulation units outstanding at end of
period (in thousands)................................          8        12         13         11        10         12          0
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.270  $ 10.535   $  8.206  $   9.252  $  7.494   $      -  $       -
Accumulation unit value at end of period.............  $  14.923  $ 14.270   $ 10.535  $   8.206  $  9.252   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         44        69         74         53        66          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.576  $ 10.098   $  7.925  $   9.002  $  7.347   $  4.667  $   4.521
Accumulation unit value at end of period.............  $  14.092  $ 13.576   $ 10.098  $   7.925  $  9.002   $  7.347  $   4.667
Number of accumulation units outstanding at end of
period (in thousands)................................         32        36         36         30        23         34          1
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.438  $ 10.888   $  8.864  $   9.464  $  7.948   $      -  $       -
Accumulation unit value at end of period.............  $  15.872  $ 14.438   $ 10.888  $   8.864  $  9.464   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.280  $ 10.850   $  8.560  $   9.208  $  7.792   $  5.843  $   5.734
Accumulation unit value at end of period.............  $  15.581  $ 14.280   $ 10.850  $   8.560  $  9.208   $  7.792  $   5.843
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          0          -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.113  $ 11.939   $ 11.111  $  11.246  $ 10.276   $  8.630  $   8.571
Accumulation unit value at end of period.............  $  13.485  $ 13.113   $ 11.939  $  11.111  $ 11.246   $ 10.276  $   8.630
Number of accumulation units outstanding at end of
period (in thousands)................................         76        90        105         93        86         76          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.031  $ 12.870   $ 12.068  $  12.307  $ 11.329   $  9.587  $   9.523
Accumulation unit value at end of period.............  $  14.321  $ 14.031   $ 12.870  $  12.068  $ 12.307   $ 11.329  $   9.587
Number of accumulation units outstanding at end of
period (in thousands)................................         76        62         70         57        43         35         19


                                  APP I-25

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.277  $ 11.029   $ 10.029  $  10.407  $  9.150   $  7.015  $   6.928
Accumulation unit value at end of period.............  $  13.864  $ 13.277   $ 11.029  $  10.029  $ 10.407   $  9.150  $   7.015
Number of accumulation units outstanding at end of
period (in thousands)................................         89       105        105         96       112         89          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.132  $ 12.665   $ 11.604  $  12.132  $ 10.747   $  8.301  $   8.200
Accumulation unit value at end of period.............  $  15.684  $ 15.132   $ 12.665  $  11.604  $ 12.132   $ 10.747  $   8.301
Number of accumulation units outstanding at end of
period (in thousands)................................         94        81         82         74        87         65         31
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.587  $ 11.330   $ 10.016  $  10.003  $  8.752   $      -  $       -
Accumulation unit value at end of period.............  $  16.674  $ 14.587   $ 11.330  $  10.016  $ 10.003   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         39        51         45         38        23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.110  $ 13.390   $ 11.925  $  12.000  $ 10.578   $      -  $       -
Accumulation unit value at end of period.............  $  19.411  $ 17.110   $ 13.390  $  11.925  $ 12.000   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         36        30         29         21         9          -          -
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.038  $ 14.974   $ 13.005  $  12.502  $ 11.105   $  7.733  $   7.254
Accumulation unit value at end of period.............  $  15.896  $ 16.038   $ 14.974  $  13.005  $ 12.502   $ 11.105  $   7.733
Number of accumulation units outstanding at end of
period (in thousands)................................         20         7          2          2         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.615  $ 15.630   $ 13.677  $  13.246  $ 11.855   $  8.317  $   7.804
Accumulation unit value at end of period.............  $  16.345  $ 16.615   $ 15.630  $  13.677  $ 13.246   $ 11.855  $   8.317
Number of accumulation units outstanding at end of
period (in thousands)................................         28        22         21         37        11          9          1
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.999  $ 12.317   $ 10.889  $  10.643  $  9.473   $  7.052  $   6.546
Accumulation unit value at end of period.............  $  14.503  $ 13.999   $ 12.317  $  10.889  $ 10.643   $  9.473  $   7.052
Number of accumulation units outstanding at end of
period (in thousands)................................        107        99        131        106        88         73         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.291  $ 13.554   $ 12.073  $  11.889  $ 10.662   $  7.997  $   7.425
Accumulation unit value at end of period.............  $  15.723  $ 15.291   $ 13.554  $  12.073  $ 11.889   $ 10.662  $   7.997
Number of accumulation units outstanding at end of
period (in thousands)................................        128       142        148        184       209        163         46


                                  APP I-26

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.449  $ 11.820   $ 10.864  $  11.084  $  9.949   $  8.019  $   7.951
Accumulation unit value at end of period.............  $  13.928  $ 13.449   $ 11.820  $  10.864  $ 11.084   $  9.949  $   8.019
Number of accumulation units outstanding at end of
period (in thousands)................................        113        87         89         60        55         45          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.775  $ 13.083   $ 12.115  $  12.453  $ 11.262   $  9.146  $   9.071
Accumulation unit value at end of period.............  $  15.186  $ 14.775   $ 13.083  $  12.115  $ 12.453   $ 11.262  $   9.146
Number of accumulation units outstanding at end of
period (in thousands)................................        134       123        131        145       127        132         60
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.752  $  9.177   $  7.945  $   8.189  $  7.427   $  5.773  $   5.690
Accumulation unit value at end of period.............  $  12.451  $ 11.752   $  9.177  $   7.945  $  8.189   $  7.427  $   5.773
Number of accumulation units outstanding at end of
period (in thousands)................................          5         2          3          3         2          1         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.386  $ 10.532   $  9.186  $   9.540  $  8.717   $  6.826  $   6.730
Accumulation unit value at end of period.............  $  14.076  $ 13.386   $ 10.532  $   9.186  $  9.540   $  8.717  $   6.826
Number of accumulation units outstanding at end of
period (in thousands)................................         16        28         34         33        27         24          7
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.013  $ 10.440   $  9.258  $   9.592  $  8.678   $  7.214  $   7.157
Accumulation unit value at end of period.............  $  13.596  $ 13.013   $ 10.440  $   9.258  $  9.592   $  8.678  $   7.214
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4         14          7        83         74         64
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.972  $ 10.407   $  9.229  $   9.561  $  8.651   $  7.191  $   7.135
Accumulation unit value at end of period.............  $  13.553  $ 12.972   $ 10.407  $   9.229  $  9.561   $  8.651  $   7.191
Number of accumulation units outstanding at end of
period (in thousands)................................        180       155        256        217        53         10          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.211  $ 13.104   $ 11.707  $  12.220  $ 11.140   $  9.330  $   9.259
Accumulation unit value at end of period.............  $  16.811  $ 16.211   $ 13.104  $  11.707  $ 12.220   $ 11.140  $   9.330
Number of accumulation units outstanding at end of
period (in thousands)................................         28        27         27         29        36         52         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.203  $ 10.673   $  9.535  $   9.953  $  9.073   $  7.599  $   7.541
Accumulation unit value at end of period.............  $  13.692  $ 13.203   $ 10.673  $   9.535  $  9.953   $  9.073  $   7.599
Number of accumulation units outstanding at end of
period (in thousands)................................        153       171        214        221       197        159          8


                                  APP I-27

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.609  $ 16.214   $ 14.201  $  14.532  $ 13.109   $      -  $       -
Accumulation unit value at end of period.............  $  22.003  $ 20.609   $ 16.214  $  14.201  $ 14.532   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4        62         77         73        59          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.853  $ 14.944   $ 13.187  $  13.596  $ 12.357   $      -  $       -
Accumulation unit value at end of period.............  $  19.977  $ 18.853   $ 14.944  $  13.187  $ 13.596   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        38         45         45        43          -          -
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  22.656  $ 16.902   $ 14.353  $  14.973  $ 11.849   $      -  $       -
Accumulation unit value at end of period.............  $  22.543  $ 22.656   $ 16.902  $  14.353  $ 14.973   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        14         11         14        12          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.149  $ 15.896   $ 13.601  $  14.295  $ 11.397   $      -  $       -
Accumulation unit value at end of period.............  $  20.887  $ 21.149   $ 15.896  $  13.601  $ 14.295   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        26         31         27        27          -          -
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.554  $ 14.173   $ 12.679  $  12.413  $ 11.253   $  9.008  $   8.826
Accumulation unit value at end of period.............  $  14.723  $ 14.554   $ 14.173  $  12.679  $ 12.413   $ 11.253  $   9.008
Number of accumulation units outstanding at end of
period (in thousands)................................         26        60         90         76        41         10          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.047  $ 14.764   $ 13.307  $  13.126  $ 11.988   $  9.669  $   9.476
Accumulation unit value at end of period.............  $  15.108  $ 15.047   $ 14.764  $  13.307  $ 13.126   $ 11.988  $   9.669
Number of accumulation units outstanding at end of
period (in thousands)................................         68        55         50         41        37         49          1
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.553  $ 13.755   $ 12.759  $  12.151  $ 11.086   $      -  $       -
Accumulation unit value at end of period.............  $  14.292  $ 13.553   $ 13.755  $  12.759  $ 12.151   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.618  $ 13.925   $ 13.014  $  12.487  $ 11.479   $      -  $       -
Accumulation unit value at end of period.............  $  14.254  $ 13.618   $ 13.925  $  13.014  $ 12.487   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        13         14         11         8          -          -


                                  APP I-28

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.993  $ 13.281   $ 13.147  $  12.370  $ 11.720   $      -  $       -
Accumulation unit value at end of period.............  $  13.485  $ 12.993   $ 13.281  $  13.147  $ 12.370   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6         14         19         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.773  $ 13.154   $ 13.119  $  12.437  $ 11.872   $ 11.474  $  11.461
Accumulation unit value at end of period.............  $  13.158  $ 12.773   $ 13.154  $  13.119  $ 12.437   $ 11.872  $  11.474
Number of accumulation units outstanding at end of
period (in thousands)................................         37        38         71         49        59         68          1
FROST GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.587  $ 12.866   $ 11.500  $  11.618  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.583  $ 16.587   $ 12.866  $  11.500  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.116  $ 12.594   $ 11.342  $  11.544  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.920  $ 16.116   $ 12.594  $  11.342  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
FROST VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.396  $ 11.504   $ 11.027  $  11.387  $ 10.801   $      -  $       -
Accumulation unit value at end of period.............  $  16.872  $ 15.396   $ 11.504  $  11.027  $ 11.387   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.958  $ 11.261   $ 10.875  $  11.315  $ 10.786   $      -  $       -
Accumulation unit value at end of period.............  $  16.270  $ 14.958   $ 11.261  $  10.875  $ 11.315   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          1         -          -          -
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.622  $  9.065   $  8.108  $   7.934  $  7.174   $      -  $       -
Accumulation unit value at end of period.............  $  11.676  $ 10.622   $  9.065  $   8.108  $  7.934   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.537  $  9.920   $  8.940  $   8.813  $  8.029   $      -  $       -
Accumulation unit value at end of period.............  $  12.588  $ 11.537   $  9.920  $   8.940  $  8.813   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-29

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.573  $ 11.124   $  9.430  $   9.619  $  8.723   $  5.914  $   5.842
Accumulation unit value at end of period.............  $  16.484  $ 14.573   $ 11.124  $   9.430  $  9.619   $  8.723  $   5.914
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.821  $ 12.167   $ 10.392  $  10.680  $  9.758   $  6.666  $   6.586
Accumulation unit value at end of period.............  $  17.762  $ 15.821   $ 12.167  $  10.392  $ 10.680   $  9.758  $   6.666
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          1         1          1          1
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.863  $ 13.154   $ 12.481  $  11.715  $ 10.966   $  9.505  $   9.473
Accumulation unit value at end of period.............  $  13.475  $ 12.863   $ 13.154  $  12.481  $ 11.715   $ 10.966  $   9.505
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.424  $ 12.801   $ 12.237  $  11.573  $ 10.914   $  9.531  $   9.501
Accumulation unit value at end of period.............  $  12.917  $ 12.424   $ 12.801  $  12.237  $ 11.573   $ 10.914  $   9.531
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          6          5         4          3          1
GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.567  $  7.528   $  6.188  $   7.528  $  6.881   $      -  $       -
Accumulation unit value at end of period.............  $   8.296  $  9.567   $  7.528  $   6.188  $  7.528   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.433  $  9.064   $  7.506  $   9.201  $  8.474   $  6.759  $   6.573
Accumulation unit value at end of period.............  $   9.841  $ 11.433   $  9.064  $   7.506  $  9.201   $  8.474  $   6.759
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         0          0          -
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.545  $ 12.931   $ 12.675  $  11.963  $ 11.466   $ 11.029  $  11.004
Accumulation unit value at end of period.............  $  12.994  $ 12.545   $ 12.931  $  12.675  $ 11.963   $ 11.466  $  11.029
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          3         15         6          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.381  $ 12.858   $ 12.699  $  12.076  $ 11.661   $ 11.301  $  11.278
Accumulation unit value at end of period.............  $  12.729  $ 12.381   $ 12.858  $  12.699  $ 12.076   $ 11.661  $  11.301
Number of accumulation units outstanding at end of
period (in thousands)................................         12        25         37         30        30         26          5


                                  APP I-30

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.420  $  8.664   $  7.282  $   7.928  $  7.147   $  6.074  $   5.919
Accumulation unit value at end of period.............  $  12.648  $ 11.420   $  8.664  $   7.282  $  7.928   $  7.147  $   6.074
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          8         12       100         91         83
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.369  $ 10.219   $  8.653  $   9.491  $  8.621   $  7.382  $   7.195
Accumulation unit value at end of period.............  $  14.695  $ 13.369   $ 10.219  $   8.653  $  9.491   $  8.621  $   7.382
Number of accumulation units outstanding at end of
period (in thousands)................................          7         8          7          8        21         16          2
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.012  $ 12.970   $ 10.947  $  11.467  $  9.714   $  6.195  $   6.041
Accumulation unit value at end of period.............  $  18.788  $ 17.012   $ 12.970  $  10.947  $ 11.467   $  9.714  $   6.195
Number of accumulation units outstanding at end of
period (in thousands)................................         18        14         15         14        11         11          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.879  $ 15.270   $ 12.984  $  13.703  $ 11.697   $  7.516  $   7.330
Accumulation unit value at end of period.............  $  21.790  $ 19.879   $ 15.270  $  12.984  $ 13.703   $ 11.697  $   7.516
Number of accumulation units outstanding at end of
period (in thousands)................................          8         5          7          7         4          2          1
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.497  $ 16.356   $ 14.232  $  13.989  $ 12.397   $      -  $       -
Accumulation unit value at end of period.............  $  17.706  $ 17.497   $ 16.356  $  14.232  $ 13.989   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        41         30         22         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.088  $ 15.153   $ 13.284  $  13.156  $ 11.746   $  7.930  $   7.565
Accumulation unit value at end of period.............  $  16.159  $ 16.088   $ 15.153  $  13.284  $ 13.156   $ 11.746  $   7.930
Number of accumulation units outstanding at end of
period (in thousands)................................         24        21         20         19        15          9          5
GOLDMAN SACHS INCOME BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.158  $ 17.386   $ 15.480  $  14.868  $ 13.185   $ 10.704  $  10.555
Accumulation unit value at end of period.............  $  20.763  $ 20.158   $ 17.386  $  15.480  $ 14.868   $ 13.185  $  10.704
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.460  $ 13.435   $ 12.052  $  11.662  $ 10.421   $  8.524  $   8.407
Accumulation unit value at end of period.............  $  15.806  $ 15.460   $ 13.435  $  12.052  $ 11.662   $ 10.421  $   8.524
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          7          6         8          6          0


                                  APP I-31

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.953  $  9.060   $  7.638  $   8.327  $  7.463   $      -  $       -
Accumulation unit value at end of period.............  $  13.351  $ 11.953   $  9.060  $   7.638  $  8.327   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        19         13         11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.372  $  8.685   $  7.377  $   8.102  $  7.317   $  5.938  $   5.808
Accumulation unit value at end of period.............  $  12.607  $ 11.372   $  8.685  $   7.377  $  8.102   $  7.317  $   5.938
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          7         11         7          6          0
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.239  $ 20.671   $ 17.601  $  18.941  $ 15.308   $      -  $       -
Accumulation unit value at end of period.............  $  30.694  $ 27.239   $ 20.671  $  17.601  $ 18.941   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         6         14         23        36          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.942  $ 19.070   $ 16.360  $  17.738  $ 14.443   $  7.930  $   7.565
Accumulation unit value at end of period.............  $  27.895  $ 24.942   $ 19.070  $  16.360  $ 17.738   $ 14.443  $   7.930
Number of accumulation units outstanding at end of
period (in thousands)................................         24        27         29         33        38         43          5
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.329  $ 11.090   $ 10.422  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.241  $ 11.329   $ 11.090  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.087  $ 10.934   $ 10.328  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.918  $ 11.087   $ 10.934  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.163  $ 11.747   $ 10.171  $  10.180  $  8.127   $  6.396  $   6.177
Accumulation unit value at end of period.............  $  17.185  $ 16.163   $ 11.747  $  10.171  $ 10.180   $  8.127  $   6.396
Number of accumulation units outstanding at end of
period (in thousands)................................         41        73         81         91        43         21         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.029  $ 13.202   $ 11.517  $  11.613  $  9.341   $  7.407  $   7.155
Accumulation unit value at end of period.............  $  19.025  $ 18.029   $ 13.202  $  11.517  $ 11.613   $  9.341  $   7.407
Number of accumulation units outstanding at end of
period (in thousands)................................         46        49         51         52        33         33          8


                                  APP I-32

                                                                              YEAR ENDING DECEMBER 31,
                                                      ------------------------------------------------------------------------------
SUB-ACCOUNT                                              2014      2013       2012        2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  14.411  $ 10.971   $  9.227   $   9.560  $  8.693   $      -  $       -
Accumulation unit value at end of period............  $  16.214  $ 14.411   $ 10.971   $   9.227  $  9.560   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  15.967  $ 12.247   $ 10.378   $  10.833  $  9.925   $  7.005  $   6.942
Accumulation unit value at end of period............  $  17.831  $ 15.967   $ 12.247   $  10.378  $ 10.833   $  9.925  $   7.005
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         0          1           1         0          0          -
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  12.520  $  9.253   $  8.169   $   7.877  $  7.007   $      -  $       -
Accumulation unit value at end of period............  $  14.362  $ 12.520   $  9.253   $   8.169  $  7.877   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  13.819  $ 10.290   $  9.153   $   8.891  $  7.969   $  6.675  $   6.548
Accumulation unit value at end of period............  $  15.733  $ 13.819   $ 10.290   $   9.153  $  8.891   $  7.969  $   6.675
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         0          0           0         0          0          0
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  13.321  $ 11.075   $  9.961   $   9.853  $  8.853   $      -  $       -
Accumulation unit value at end of period............  $  14.515  $ 13.321   $ 11.075   $   9.961  $  9.853   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          2         2          2           8         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  14.582  $ 12.214   $ 11.068   $  11.031  $  9.985   $  7.780  $   7.683
Accumulation unit value at end of period............  $  15.770  $ 14.582   $ 12.214   $  11.068  $ 11.031   $  9.985  $   7.780
Number of accumulation units outstanding at end of
period (in thousands)...............................          2         2          2           2         1          0          0
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  14.340  $ 10.638   $  9.113   $   9.077  $  8.019   $      -  $       -
Accumulation unit value at end of period............  $  16.532  $ 14.340   $ 10.638   $   9.113  $  9.077   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  15.769  $ 11.787   $ 10.172   $  10.208  $  9.086   $  7.341  $   7.167
Accumulation unit value at end of period............  $  18.044  $ 15.769   $ 11.787   $  10.172  $ 10.208   $  9.086  $   7.341
Number of accumulation units outstanding at end of
period (in thousands)...............................          -        (0)        (0)          0         0          0          0


                                  APP I-33

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.086  $ 10.759   $  9.543  $   9.490  $  8.445   $      -  $       -
Accumulation unit value at end of period.............  $  15.794  $ 14.086   $ 10.759  $   9.543  $  9.490   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         68        50         63         51        45          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.266  $ 12.518   $ 11.186  $  11.208  $ 10.049   $  8.182  $   7.982
Accumulation unit value at end of period.............  $  18.102  $ 16.266   $ 12.518  $  11.186  $ 11.208   $ 10.049  $   8.182
Number of accumulation units outstanding at end of
period (in thousands)................................         74        92        114        112        97        112         47
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.555  $  8.545   $  6.976  $   8.162  $  7.198   $      -  $       -(a)
Accumulation unit value at end of period.............  $  12.254  $ 11.555   $  8.545  $   6.976  $  8.162   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13         4          4          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.532  $ 10.082   $  8.293  $   9.777  $  8.686   $  6.501  $   6.354
Accumulation unit value at end of period.............  $  14.244  $ 13.532   $ 10.082  $   8.293  $  9.777   $  8.686  $   6.501
Number of accumulation units outstanding at end of
period (in thousands)................................          3         1          2          2         1          1          0
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.916  $ 10.327   $  8.202  $   9.068  $  7.771   $      -  $       -(b)
Accumulation unit value at end of period.............  $  15.760  $ 13.916   $ 10.327  $   8.202  $  9.068   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         58        59         80         73        64          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.924  $ 12.654   $ 10.126  $  11.280  $  9.739   $  7.628  $   7.512
Accumulation unit value at end of period.............  $  19.023  $ 16.924   $ 12.654  $  10.126  $ 11.280   $  9.739  $   7.628
Number of accumulation units outstanding at end of
period (in thousands)................................         55        53         72         70        81         75         26
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.078  $ 10.009   $  8.390  $   9.826  $  8.647   $      -  $       -
Accumulation unit value at end of period.............  $  11.520  $ 12.078   $ 10.009  $   8.390  $  9.826   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          7          4         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.138  $ 12.639   $ 10.674  $  12.595  $ 11.168   $  8.494  $   8.244
Accumulation unit value at end of period.............  $  14.330  $ 15.138   $ 12.639  $  10.674  $ 12.595   $ 11.168  $   8.494
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          9          9        11          8          3


                                  APP I-34

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MODERATE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.650  $ 11.602   $ 10.408  $  10.593  $  9.466   $      -  $       -
Accumulation unit value at end of period.............  $  12.650  $ 12.650   $ 11.602  $  10.408  $ 10.593   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        13         23         20         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.025  $ 11.112   $ 10.043  $  10.299  $  9.272   $      -  $       -
Accumulation unit value at end of period.............  $  11.935  $ 12.025   $ 11.112  $  10.043  $ 10.299   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        23         15         11         3          -          -
HARTFORD MODERATE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.561  $ 11.487   $ 10.272  $  10.424  $  9.288   $      -  $       -
Accumulation unit value at end of period.............  $  12.596  $ 12.561   $ 11.487  $  10.272  $ 10.424   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         1          3          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.951  $ 11.011   $  9.920  $  10.143  $  9.105   $  7.206  $   7.104
Accumulation unit value at end of period.............  $  11.895  $ 11.951   $ 11.011  $   9.920  $ 10.143   $  9.105  $   7.206
Number of accumulation units outstanding at end of
period (in thousands)................................         30        26         34        100        77         83          2
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.526  $ 10.838   $  9.443  $   9.848  $  7.992   $      -  $       -
Accumulation unit value at end of period.............  $  16.507  $ 15.526   $ 10.838  $   9.443  $  9.848   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        11          7          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.796  $ 10.406   $  9.135  $   9.598  $  7.848   $  6.160  $   5.994
Accumulation unit value at end of period.............  $  15.613  $ 14.796   $ 10.406  $   9.135  $  9.598   $  7.848  $   6.160
Number of accumulation units outstanding at end of
period (in thousands)................................         12        16         18         20        17         12          0
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.076  $  9.961   $  8.774  $   8.938  $  7.844   $      -  $       -
Accumulation unit value at end of period.............  $  14.446  $ 13.076   $  9.961  $   8.774  $  8.938   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.951  $ 11.476   $ 10.184  $  10.453  $  9.243   $  6.629  $   6.524
Accumulation unit value at end of period.............  $  16.395  $ 14.951   $ 11.476  $  10.184  $ 10.453   $  9.243  $   6.629
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          1         1          4          2


                                  APP I-35

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.753  $ 13.033   $ 12.211  $  11.499  $ 10.775   $      -  $       -
Accumulation unit value at end of period.............  $  13.410  $ 12.753   $ 13.033  $  12.211  $ 11.499   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30        12         13          9         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.712  $ 13.089   $ 12.355  $  11.723  $ 11.068   $  9.769  $   9.723
Accumulation unit value at end of period.............  $  13.268  $ 12.712   $ 13.089  $  12.355  $ 11.723   $ 11.068  $   9.769
Number of accumulation units outstanding at end of
period (in thousands)................................         47        52         55         54        67         47         12
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.091  $      -   $      -  $       -  $      -   $      -  $       -(c)
Accumulation unit value at end of period.............  $  10.934  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         41         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.090  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.918  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30         -          -          -         -          -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.914  $ 10.008   $  8.886  $  10.353  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.996  $ 13.914   $ 10.008  $   8.886  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1        29          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.634  $  9.881   $  8.838  $  10.350  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.585  $ 13.634   $  9.881  $   8.838  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          5          4         -          -          -
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  34.497  $ 25.864   $ 22.214  $  22.192  $ 18.302   $      -  $       -
Accumulation unit value at end of period.............  $  37.559  $ 34.497   $ 25.864  $  22.214  $ 22.192   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  33.272  $ 25.133   $ 21.749  $  21.891  $ 18.190   $      -  $       -
Accumulation unit value at end of period.............  $  35.955  $ 33.272   $ 25.133  $  21.749  $ 21.891   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          1          1         1          -          -


                                  APP I-36

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.764  $ 14.687   $ 12.414  $  12.728  $ 11.065   $  8.591  $   8.433
Accumulation unit value at end of period.............  $  21.460  $ 19.764   $ 14.687  $  12.414  $ 12.728   $ 11.065  $   8.591
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5         17         17        50         44         41
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.012  $ 13.486   $ 11.485  $  11.863  $ 10.391   $  8.128  $   7.981
Accumulation unit value at end of period.............  $  19.411  $ 18.012   $ 13.486  $  11.485  $ 11.863   $ 10.391  $   8.128
Number of accumulation units outstanding at end of
period (in thousands)................................         31        29         41         40        53         44         23
INVESCO DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.657  $ 13.143   $ 11.052  $  12.528  $ 11.016   $      -  $       -
Accumulation unit value at end of period.............  $  12.184  $ 12.657   $ 13.143  $  11.052  $ 12.528   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.297  $ 12.865   $ 10.900  $  12.449  $ 11.000   $      -  $       -
Accumulation unit value at end of period.............  $  11.749  $ 12.297   $ 12.865  $  10.900  $ 12.449   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        11         12          8         1          -          -
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  21.585  $ 17.360   $ 15.456  $  15.727  $ 14.063   $ 11.443  $  11.267
Accumulation unit value at end of period.............  $  23.426  $ 21.585   $ 17.360  $  15.456  $ 15.727   $ 14.063  $  11.443
Number of accumulation units outstanding at end of
period (in thousands)................................         55       251        318        323       289        205        216
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.746  $ 16.000   $ 14.352  $  14.714  $ 13.256   $ 10.868  $  10.703
Accumulation unit value at end of period.............  $  21.270  $ 19.746   $ 16.000  $  14.352  $ 14.714   $ 13.256  $  10.868
Number of accumulation units outstanding at end of
period (in thousands)................................         86        93        109         99       106        104         79
INVESCO GLOBAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.632  $  9.560   $  8.486  $  10.387  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.617  $ 11.632   $  9.560  $   8.486  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.397  $  9.438   $  8.441  $  10.384  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.298  $ 11.397   $  9.438  $   8.441  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -


                                  APP I-37

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.956  $  9.729   $  8.533  $   8.759  $  7.814   $  6.320  $   6.155
Accumulation unit value at end of period.............  $  14.200  $ 12.956   $  9.729  $   8.533  $  8.759   $  7.814  $   6.320
Number of accumulation units outstanding at end of
period (in thousands)................................         30        27         27         18        24          8          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.139  $ 11.453   $ 10.121  $  10.467  $  9.409   $  7.667  $   7.469
Accumulation unit value at end of period.............  $  16.468  $ 15.139   $ 11.453  $  10.121  $ 10.467   $  9.409  $   7.667
Number of accumulation units outstanding at end of
period (in thousands)................................         35        36         46         42        37         33          9
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.404  $  9.656   $  8.428  $   9.112  $  8.146   $      -  $       -
Accumulation unit value at end of period.............  $  11.336  $ 11.404   $  9.656  $   8.428  $  9.112   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        64          5          6        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.491  $ 13.216   $ 11.621  $  12.659  $ 11.403   $      -  $       -
Accumulation unit value at end of period.............  $  15.284  $ 15.491   $ 13.216  $  11.621  $ 12.659   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        15         13         12        10          -          -
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.445  $ 11.329   $ 10.187  $  11.264  $  8.890   $  5.608  $   5.559
Accumulation unit value at end of period.............  $  16.587  $ 15.445   $ 11.329  $  10.187  $ 11.264   $  8.890  $   5.608
Number of accumulation units outstanding at end of
period (in thousands)................................         16        12          5          1         2          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.767  $ 13.130   $ 11.896  $  13.252  $ 10.537   $  6.697  $   6.640
Accumulation unit value at end of period.............  $  18.937  $ 17.767   $ 13.130  $  11.896  $ 13.252   $ 10.537  $   6.697
Number of accumulation units outstanding at end of
period (in thousands)................................         14        12         17         14        11         17          5
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.871  $ 30.480   $ 26.283  $  24.554  $ 20.096   $      -  $       -
Accumulation unit value at end of period.............  $  39.354  $ 30.871   $ 30.480  $  26.283  $ 24.554   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        25         24         25        18          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  28.458  $ 28.309   $ 24.595  $  23.150  $ 19.090   $      -  $       -
Accumulation unit value at end of period.............  $  36.007  $ 28.458   $ 28.309  $  24.595  $ 23.150   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        24         25         30        20          -          -


                                  APP I-38

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.447  $ 11.309   $  9.734  $  10.125  $  8.212   $  7.017  $   6.797
Accumulation unit value at end of period.............  $  15.846  $ 15.447   $ 11.309  $   9.734  $ 10.125   $  8.212  $   7.017
Number of accumulation units outstanding at end of
period (in thousands)................................         50        57         57         34        21         13          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.134  $ 12.639   $ 10.960  $  11.486  $  9.386   $  8.081  $   7.829
Accumulation unit value at end of period.............  $  17.445  $ 17.134   $ 12.639  $  10.960  $ 11.486   $  9.386  $   8.081
Number of accumulation units outstanding at end of
period (in thousands)................................         21        20         23         25        29         29          6
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.344  $ 11.283   $  9.990  $  10.082  $  7.880   $      -  $       -
Accumulation unit value at end of period.............  $  15.599  $ 15.344   $ 11.283  $   9.990  $ 10.082   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        24         16         14        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.659  $ 13.082   $ 11.671  $  11.866  $  9.345   $      -  $       -
Accumulation unit value at end of period.............  $  17.818  $ 17.659   $ 13.082  $  11.671  $ 11.866   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          7         10         7          -          -
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  34.381  $ 24.698   $ 20.973  $  21.350  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  36.832  $ 34.381   $ 24.698  $  20.973  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         6          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  33.160  $ 24.000   $ 20.534  $  21.060  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  35.259  $ 33.160   $ 24.000  $  20.534  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          2          2         -          -          -
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  36.954  $ 25.744   $ 21.121  $  23.122  $ 17.941   $      -  $       -
Accumulation unit value at end of period.............  $  39.395  $ 36.954   $ 25.744  $  21.121  $ 23.122   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          4          2         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  35.642  $ 25.017   $ 20.679  $  22.809  $ 17.831   $      -  $       -
Accumulation unit value at end of period.............  $  37.712  $ 35.642   $ 25.017  $  20.679  $ 22.809   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8          5          3         2          -          -


                                  APP I-39

                                                                              YEAR ENDING DECEMBER 31,
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                             2014      2013       2012        2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  12.199  $ 12.447   $ 11.966   $  11.446   $ 10.912   $      -  $       -
Accumulation unit value at end of period...........  $  12.902  $ 12.199   $ 12.447   $  11.966   $ 11.446   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  11.992  $ 12.328   $ 11.940   $  11.507   $ 11.053   $ 10.441  $  10.459
Accumulation unit value at end of period...........  $  12.588  $ 11.992   $ 12.328   $  11.940   $ 11.507   $ 11.053  $  10.441
Number of accumulation units outstanding at end of
period (in thousands)..............................          -        (0)        (0)         (0)         0          0          0
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  18.250  $ 14.754   $ 12.425   $  13.524   $ 12.383   $      -  $       -
Accumulation unit value at end of period...........  $  17.249  $ 18.250   $ 14.754   $  12.425   $ 13.524   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         23        20         18          16          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  17.602  $ 14.337   $ 12.164   $  13.341   $ 12.307   $      -  $       -
Accumulation unit value at end of period...........  $  16.512  $ 17.602   $ 14.337   $  12.164   $ 13.341   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         24        24         30          20          7          -          -
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $   7.895  $  7.334   $  7.335   $   9.378   $  8.042   $      -  $       -
Accumulation unit value at end of period...........  $   6.822  $  7.895   $  7.334   $   7.335   $  9.378   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         56        45         60          67         54          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  10.601  $  9.921   $  9.997   $  12.878   $ 11.126   $      -  $       -
Accumulation unit value at end of period...........  $   9.091  $ 10.601   $  9.921   $   9.997   $ 12.878   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         60        59         56          60         41          -          -
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  15.721  $ 11.647   $ 10.587   $  10.426   $  9.182   $      -  $       -
Accumulation unit value at end of period...........  $  17.428  $ 15.721   $ 11.647   $  10.587   $ 10.426   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         11        16         45          40         32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  17.347  $ 12.947   $ 11.858   $  11.766   $ 10.439   $      -  $       -
Accumulation unit value at end of period...........  $  19.086  $ 17.347   $ 12.947   $  11.858   $ 11.766   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          3         3          3           3          3          -          -


                                  APP I-40

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.239  $ 15.358   $ 12.189  $  12.777  $ 11.573   $  8.320  $   8.121
Accumulation unit value at end of period.............  $  24.126  $ 23.239   $ 15.358  $  12.189  $ 12.777   $ 11.573  $   8.320
Number of accumulation units outstanding at end of
period (in thousands)................................         20        17          6          6         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.110  $ 14.721   $ 11.772  $  12.432  $ 11.346   $  8.218  $   8.023
Accumulation unit value at end of period.............  $  22.783  $ 22.110   $ 14.721  $  11.772  $ 12.432   $ 11.346  $   8.218
Number of accumulation units outstanding at end of
period (in thousands)................................         11        11         12         11         7          3          0
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.563  $ 13.955   $ 12.446  $  12.377  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.814  $ 16.563   $ 13.955  $  12.446  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         7          6          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.014  $ 13.595   $ 12.216  $  12.239  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.096  $ 16.014   $ 13.595  $  12.216  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        12         13          7         -          -          -
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.511  $ 18.132   $ 15.531  $  15.945  $ 12.773   $      -  $       -
Accumulation unit value at end of period.............  $  26.119  $ 23.511   $ 18.132  $  15.531  $ 15.945   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7        14         25         22        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.733  $ 17.664   $ 15.244  $  15.768  $ 12.726   $  6.319  $   6.148
Accumulation unit value at end of period.............  $  25.066  $ 22.733   $ 17.664  $  15.244  $ 15.768   $ 12.726  $   6.319
Number of accumulation units outstanding at end of
period (in thousands)................................          9         9         11          9         7          5          0
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.069  $ 17.600   $ 14.306  $  15.513  $ 14.762   $      -  $       -
Accumulation unit value at end of period.............  $  24.921  $ 23.069   $ 17.600  $  14.306  $ 15.513   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         48       168        242        235       192          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.033  $ 17.705   $ 14.499  $  15.842  $ 15.188   $      -  $       -
Accumulation unit value at end of period.............  $  24.696  $ 23.033   $ 17.705  $  14.499  $ 15.842   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        26         35         29        30          -          -


                                  APP I-41

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.436  $ 11.175   $ 10.019  $  15.012  $ 12.681   $      -  $       -
Accumulation unit value at end of period.............  $  10.650  $ 12.436   $ 11.175  $  10.019  $ 15.012   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         44       162        189        211       191          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.024  $ 10.886   $  9.834  $  14.845  $ 12.634   $      -  $       -
Accumulation unit value at end of period.............  $  10.220  $ 12.024   $ 10.886  $   9.834  $ 14.845   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        51         57         50        56          -          -
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.541  $ 12.851   $ 12.321  $  11.554  $ 10.845   $      -  $       -
Accumulation unit value at end of period.............  $  13.108  $ 12.541   $ 12.851  $  12.321  $ 11.554   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.096  $ 12.488   $ 12.063  $  11.397  $ 10.779   $      -  $       -
Accumulation unit value at end of period.............  $  12.547  $ 12.096   $ 12.488  $  12.063  $ 11.397   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8          6          5         3          -          -
JPMORGAN PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.814  $  9.862   $  9.910  $   9.959  $  9.991   $      -  $       -
Accumulation unit value at end of period.............  $   9.766  $  9.814   $  9.862  $   9.910  $  9.959   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23         2         39         37        39          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.535  $  9.654   $  9.774  $   9.896  $  9.977   $      -  $       -
Accumulation unit value at end of period.............  $   9.417  $  9.535   $  9.654  $   9.774  $  9.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         75        65         74         68        21          -          -
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  37.781  $ 25.682   $ 22.997  $  23.958  $ 17.999   $      -  $       -
Accumulation unit value at end of period.............  $  37.511  $ 37.781   $ 25.682  $  22.997  $ 23.958   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  36.440  $ 24.956   $ 22.515  $  23.633  $ 17.889   $      -  $       -
Accumulation unit value at end of period.............  $  35.909  $ 36.440   $ 24.956  $  22.515  $ 23.633   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         8         10         10         3          -          -


                                  APP I-42

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  35.529  $ 26.224   $ 21.929  $  22.991  $ 18.415   $      -  $       -
Accumulation unit value at end of period.............  $  36.766  $ 35.529   $ 26.224  $  21.929  $ 22.991   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  34.267  $ 25.483   $ 21.470  $  22.679  $ 18.302   $      -  $       -
Accumulation unit value at end of period.............  $  35.196  $ 34.267   $ 25.483  $  21.470  $ 22.679   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          0         0          -          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.040  $ 10.984   $ 10.550  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.646  $ 12.040   $ 10.984  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         6          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.782  $ 10.829   $ 10.454  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.282  $ 11.782   $ 10.829  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         49        17          1          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.435  $ 11.018   $ 10.530  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.201  $ 12.435   $ 11.018  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         57        11          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.169  $ 10.863   $ 10.434  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.822  $ 12.169   $ 10.863  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        106         8          4          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.721  $ 10.941   $ 10.444  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.562  $ 12.721   $ 10.941  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19         4          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.448  $ 10.788   $ 10.349  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.173  $ 12.448   $ 10.788  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        142        60         48          -         -          -          -


                                  APP I-43

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.915  $ 10.845   $ 10.337  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.805  $ 12.915   $ 10.845  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         38        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.638  $ 10.693   $ 10.243  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.408  $ 12.638   $ 10.693  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        110        38          9          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.124  $ 10.823   $ 10.311  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.047  $ 13.124   $ 10.823  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.842  $ 10.671   $ 10.217  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.643  $ 12.842   $ 10.671  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         45         9          8          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.216  $ 10.818   $ 10.304  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.153  $ 13.216   $ 10.818  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.933  $ 10.666   $ 10.210  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.747  $ 12.933   $ 10.666  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         37         7          1          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.228  $ 10.830   $ 10.305  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.156  $ 13.228   $ 10.830  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         6          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.944  $ 10.678   $ 10.212  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.749  $ 12.944   $ 10.678  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         54         5          1          -         -          -          -


                                  APP I-44

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.217  $ 10.821   $ 10.306  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.144  $ 13.217   $ 10.821  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.934  $ 10.669   $ 10.212  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.738  $ 12.934   $ 10.669  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30         4          0          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.951  $ 10.603   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.870  $ 12.951   $ 10.603  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.785  $ 10.546   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.590  $ 12.785   $ 10.546  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         1          -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.682  $ 10.909   $ 10.552  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.198  $ 11.682   $ 10.909  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.432  $ 10.756   $ 10.456  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.848  $ 11.432   $ 10.756  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        17         11          -         -          -          -
JPMORGAN U.S. EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.623  $ 13.064   $ 11.229  $  11.493  $ 10.870   $      -  $       -
Accumulation unit value at end of period.............  $  19.892  $ 17.623   $ 13.064  $  11.229  $ 11.493   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         2          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.122  $ 12.788   $ 11.075  $  11.421  $ 10.856   $      -  $       -
Accumulation unit value at end of period.............  $  19.182  $ 17.122   $ 12.788  $  11.075  $ 11.421   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         7          4          3         0          -          -


                                  APP I-45

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.357  $ 11.346   $ 10.304  $  10.226  $  9.296   $      -  $       -
Accumulation unit value at end of period.............  $  12.877  $ 12.357   $ 11.346  $  10.304  $ 10.226   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        140       168        194        147       139          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.134  $ 12.150   $ 11.116  $  11.116  $ 10.181   $      -  $       -
Accumulation unit value at end of period.............  $  13.583  $ 13.134   $ 12.150  $  11.116  $ 11.116   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        174       183        234        213       165          -          -
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.156  $ 10.769   $  9.599  $   9.732  $  8.769   $      -  $       -
Accumulation unit value at end of period.............  $  12.698  $ 12.156   $ 10.769  $   9.599  $  9.732   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        198       182        215        204       212          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.153  $ 11.740   $ 10.543  $  10.769  $  9.777   $      -  $       -
Accumulation unit value at end of period.............  $  13.636  $ 13.153   $ 11.740  $  10.543  $ 10.769   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        203       220        203        152       115          -          -
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.924  $ 10.269   $  9.020  $   9.312  $  8.326   $      -  $       -
Accumulation unit value at end of period.............  $  12.485  $ 11.924   $ 10.269  $   9.020  $  9.312   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        252       260        251        216       180          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.103  $ 11.369   $ 10.062  $  10.466  $  9.428   $      -  $       -
Accumulation unit value at end of period.............  $  13.617  $ 13.103   $ 11.369  $  10.062  $ 10.466   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        183       178        176        149       102          -          -
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.099  $ 10.903   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.635  $ 12.099   $ 10.903  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.921  $ 10.824   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.357  $ 11.921   $ 10.824  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         4          0          -         -          -          -


                                  APP I-46

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.631  $ 11.031   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.218  $ 12.631   $ 11.031  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.446  $ 10.952   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.927  $ 12.446   $ 10.952  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         1          0          -         -          -          -
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.111  $ 11.150   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.746  $ 13.111   $ 11.150  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.919  $ 11.070   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.443  $ 12.919   $ 11.070  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         0          0          -         -          -          -
LIFEPATH(R) 2050 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.107  $ 12.702   $ 11.024  $  11.548  $ 10.821   $      -  $       -
Accumulation unit value at end of period.............  $  15.847  $ 15.107   $ 12.702  $  11.024  $ 11.548   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         3          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.678  $ 12.433   $ 10.872  $  11.475  $ 10.806   $      -  $       -
Accumulation unit value at end of period.............  $  15.281  $ 14.678   $ 12.433  $  10.872  $ 11.475   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        21         18          6         1          -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.476  $ 11.220   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.159  $ 13.476   $ 11.220  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.278  $ 11.139   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.848  $ 13.278   $ 11.139  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-47

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.801  $ 12.145   $ 11.253  $  10.917  $ 10.055   $      -  $       -
Accumulation unit value at end of period.............  $  13.318  $ 12.801   $ 12.145  $  11.253  $ 10.917   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        16         24         32        48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.426  $ 12.833   $ 11.981  $  11.710  $ 10.866   $      -  $       -
Accumulation unit value at end of period.............  $  13.864  $ 13.426   $ 12.833  $  11.981  $ 11.710   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         49        49         58         67        59          -          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.524  $ 13.103   $ 11.915  $  12.891  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.648  $ 16.524   $ 13.103  $  11.915  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.054  $ 12.826   $ 11.751  $  12.778  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.053  $ 16.054   $ 12.826  $  11.751  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.716  $ 13.327   $ 11.958  $  12.998  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.109  $ 17.716   $ 13.327  $  11.958  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.213  $ 13.045   $ 11.793  $  12.883  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.463  $ 17.213   $ 13.045  $  11.793  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          3          3         -          -          -
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.287  $ 18.402   $ 16.162  $  15.739  $ 14.005   $      -  $       -
Accumulation unit value at end of period.............  $  19.991  $ 19.287   $ 18.402  $  16.162  $ 15.739   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          6          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.602  $ 17.882   $ 15.823  $  15.525  $ 13.919   $      -  $       -
Accumulation unit value at end of period.............  $  19.137  $ 18.602   $ 17.882  $  15.823  $ 15.525   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        14         15         10         7          -          -


                                  APP I-48

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.449  $  8.707   $  7.550  $   8.233  $  7.240   $  6.094  $   5.928
Accumulation unit value at end of period.............  $  12.767  $ 11.449   $  8.707  $   7.550  $  8.233   $  7.240  $   6.094
Number of accumulation units outstanding at end of
period (in thousands)................................         13        12         11         13        11          4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.233  $ 10.139   $  8.858  $   9.732  $  8.622   $  7.313  $   7.114
Accumulation unit value at end of period.............  $  14.645  $ 13.233   $ 10.139  $   8.858  $  9.732   $  8.622  $   7.313
Number of accumulation units outstanding at end of
period (in thousands)................................         16        16         20         25        38         33         10
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.965  $ 13.953   $ 12.380  $  11.979  $ 10.653   $  7.905  $   7.596
Accumulation unit value at end of period.............  $  15.562  $ 14.965   $ 13.953  $  12.380  $ 11.979   $ 10.653  $   7.905
Number of accumulation units outstanding at end of
period (in thousands)................................         17         7          4          6         3          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.993  $ 15.023   $ 13.430  $  13.092  $ 11.731   $  8.770  $   8.430
Accumulation unit value at end of period.............  $  16.507  $ 15.993   $ 15.023  $  13.430  $ 13.092   $ 11.731  $   8.770
Number of accumulation units outstanding at end of
period (in thousands)................................         43        38         51         56        47         39          7
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  43.598  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  48.397  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.106  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.440  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         -          -          -         -          -          -
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.932  $ 12.743   $ 11.602  $  11.857  $  8.727   $      -  $       -
Accumulation unit value at end of period.............  $  20.477  $ 19.932   $ 12.743  $  11.602  $ 11.857   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        22          7          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.982  $ 12.228   $ 11.216  $  11.549  $  8.564   $  5.898  $   5.772
Accumulation unit value at end of period.............  $  19.356  $ 18.982   $ 12.228  $  11.216  $ 11.549   $  8.564  $   5.898
Number of accumulation units outstanding at end of
period (in thousands)................................         28        19         19          8         1          0          0


                                  APP I-49

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  29.197  $ 21.477   $ 19.492  $  20.390  $ 17.189   $ 13.726  $  13.347
Accumulation unit value at end of period.............  $  31.064  $ 29.197   $ 21.477  $  19.492  $ 20.390   $ 17.189  $  13.726
Number of accumulation units outstanding at end of
period (in thousands)................................         30        30         24         15         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.053  $ 14.861   $ 13.589  $  14.322  $ 12.165   $  9.787  $   9.519
Accumulation unit value at end of period.............  $  21.176  $ 20.053   $ 14.861  $  13.589  $ 14.322   $ 12.165  $   9.787
Number of accumulation units outstanding at end of
period (in thousands)................................         24        30         43         42        38         30          3
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.347  $ 11.985   $ 10.584  $  11.824  $  9.641   $  6.666  $   6.540
Accumulation unit value at end of period.............  $  17.293  $ 16.347   $ 11.985  $  10.584  $ 11.824   $  9.641  $   6.666
Number of accumulation units outstanding at end of
period (in thousands)................................         16         2          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.568  $ 11.500   $ 10.232  $  11.517  $  9.462   $  6.590  $   6.467
Accumulation unit value at end of period.............  $  16.346  $ 15.568   $ 11.500  $  10.232  $ 11.517   $  9.462  $   6.590
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          2          5         3          4          0
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.977  $  8.199   $  7.188  $   8.230  $  7.766   $      -  $       -
Accumulation unit value at end of period.............  $   8.988  $  9.977   $  8.199  $   7.188  $  8.230   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0         24         21         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.984  $ 10.751   $  9.495  $  10.953  $ 10.413   $      -  $       -
Accumulation unit value at end of period.............  $  11.609  $ 12.984   $ 10.751  $   9.495  $ 10.953   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          2          4         2          -          -
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.300  $ 14.575   $ 13.594  $  12.747  $ 11.902   $ 10.339  $  10.211
Accumulation unit value at end of period.............  $  15.100  $ 14.300   $ 14.575  $  13.594  $ 12.747   $ 11.902  $  10.339
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.618  $ 13.985   $ 13.142  $  12.416  $ 11.681   $ 10.223  $  10.099
Accumulation unit value at end of period.............  $  14.273  $ 13.618   $ 13.985  $  13.142  $ 12.416   $ 11.681  $  10.223
Number of accumulation units outstanding at end of
period (in thousands)................................         13        22         29         23        20         15          0


                                  APP I-50

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.155  $ 12.668   $ 11.603  $  12.169  $ 11.426   $      -  $       -
Accumulation unit value at end of period.............  $  18.625  $ 17.155   $ 12.668  $  11.603  $ 12.169   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         27        30         18         16        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.668  $ 12.400   $ 11.443  $  12.092  $ 11.410   $      -  $       -
Accumulation unit value at end of period.............  $  17.961  $ 16.668   $ 12.400  $  11.443  $ 12.092   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        53          8          3         0          -          -
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.274  $ 20.787   $ 17.529  $  17.942  $ 16.170   $      -  $       -
Accumulation unit value at end of period.............  $  30.116  $ 27.274   $ 20.787  $  17.529  $ 17.942   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  26.306  $ 20.200   $ 17.162  $  17.698  $ 16.071   $      -  $       -
Accumulation unit value at end of period.............  $  28.829  $ 26.306   $ 20.200  $  17.162  $ 17.698   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         8          5          4         2          -          -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.017  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.217  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.127  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.017  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.225  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.135  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         -          -          -         -          -          -


                                  APP I-51

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.236  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.146  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.024  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.243  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.153  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.024  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.236  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.146  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.255  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.014  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.164  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17         -          -          -         -          -          -


                                  APP I-52

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.258  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.168  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.278  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.187  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.020  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.287  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.019  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.196  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.028  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.286  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.027  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.196  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         -          -          -         -          -          -


                                  APP I-53

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period.......  $  10.009  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.182  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.008  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.092  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MFS(R) EMERGING MARKETS DEBT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.737  $ 13.688   $ 11.574  $  10.981  $ 10.445   $      -  $       -
Accumulation unit value at end of period.............  $  13.239  $ 12.737   $ 13.688  $  11.574  $ 10.981   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6         12          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.375  $ 13.399   $ 11.415  $  10.912  $ 10.431   $      -  $       -
Accumulation unit value at end of period.............  $  12.767  $ 12.375   $ 13.399  $  11.415  $ 10.912   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         9          7          5         1          -          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.935  $ 12.360   $ 12.168  $  11.408  $ 10.961   $      -  $       -
Accumulation unit value at end of period.............  $  12.426  $ 11.935   $ 12.360  $  12.168  $ 11.408   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        55         71         63        51          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.438  $ 11.935   $ 11.838  $  11.182  $ 10.824   $ 10.514  $  10.517
Accumulation unit value at end of period.............  $  11.820  $ 11.438   $ 11.935  $  11.838  $ 11.182   $ 10.824  $  10.514
Number of accumulation units outstanding at end of
period (in thousands)................................         44        60         70         64        48         46          1
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.013  $ 11.069   $  9.498  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.209  $ 15.013   $ 11.069  $   9.498  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.734  $ 10.945   $  9.462  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.789  $ 14.734   $ 10.945  $   9.462  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          5          0         -          -          -


                                  APP I-54

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.402  $ 12.744   $ 10.725  $  12.084  $ 10.593   $      -  $       -
Accumulation unit value at end of period.............  $  13.564  $ 14.402   $ 12.744  $  10.725  $ 12.084   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.992  $ 12.475   $ 10.577  $  12.008  $ 10.578   $      -  $       -
Accumulation unit value at end of period.............  $  13.079  $ 13.992   $ 12.475  $  10.577  $ 12.008   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          3          1         -          -          -
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  25.502  $ 20.123   $ 17.468  $  17.900  $ 16.484   $      -  $       -
Accumulation unit value at end of period.............  $  25.704  $ 25.502   $ 20.123  $  17.468  $ 17.900   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         1          -          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.597  $ 19.554   $ 17.102  $  17.657  $ 16.382   $      -  $       -
Accumulation unit value at end of period.............  $  24.606  $ 24.597   $ 19.554  $  17.102  $ 17.657   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          3          2         1          -          -
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.167  $ 10.108   $  9.779  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.035  $ 14.167   $ 10.108  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.863  $  9.966   $  9.690  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.660  $ 13.863   $  9.966  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          1          -         -          -          -
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.710  $ 13.938   $ 13.041  $  12.321  $ 11.444   $      -  $       -
Accumulation unit value at end of period.............  $  14.403  $ 13.710   $ 13.938  $  13.041  $ 12.321   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         6          3          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.754  $ 14.088   $ 13.281  $  12.642  $ 11.830   $      -  $       -
Accumulation unit value at end of period.............  $  14.342  $ 13.754   $ 14.088  $  13.281  $ 12.642   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          2          1         1          -          -


                                  APP I-55

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.285  $  8.712   $  7.505  $   8.459  $  7.664   $      -  $       -
Accumulation unit value at end of period.............  $   9.522  $ 10.285   $  8.712  $   7.505  $  8.459   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         69        48         17         15         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.857  $  8.412   $  7.301  $   8.291  $  7.569   $  5.846  $   5.700
Accumulation unit value at end of period.............  $   9.057  $  9.857   $  8.412  $   7.301  $  8.291   $  7.569  $   5.846
Number of accumulation units outstanding at end of
period (in thousands)................................         78        66         60         49        26         21          0
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.944  $ 10.945   $  9.881  $   9.753  $  8.904   $      -  $       -
Accumulation unit value at end of period.............  $  13.952  $ 12.944   $ 10.945  $   9.881  $  9.753   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30        25         24         13        29          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.279  $ 12.165   $ 11.065  $  11.004  $ 10.121   $      -  $       -
Accumulation unit value at end of period.............  $  15.276  $ 14.279   $ 12.165  $  11.065  $ 11.004   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        34         33         28        21          -          -
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.098  $ 11.789   $ 10.453  $   9.856  $  8.726   $      -  $       -
Accumulation unit value at end of period.............  $  15.793  $ 14.098   $ 11.789  $  10.453  $  9.856   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        26         20         23        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.378  $ 15.485   $ 13.833  $  13.141  $ 11.722   $      -  $       -
Accumulation unit value at end of period.............  $  20.434  $ 18.378   $ 15.485  $  13.833  $ 13.141   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        34         33         31        19          -          -
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.772  $ 10.214   $  8.840  $   8.902  $  8.031   $      -  $       -
Accumulation unit value at end of period.............  $  15.114  $ 13.772   $ 10.214  $   8.840  $  8.902   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        10         20         16        38          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.102  $  9.791   $  8.537  $   8.662  $  7.873   $  6.616  $   6.452
Accumulation unit value at end of period.............  $  14.272  $ 13.102   $  9.791  $   8.537  $  8.662   $  7.873  $   6.616
Number of accumulation units outstanding at end of
period (in thousands)................................         58        48         58         52        35         21          0


                                  APP I-56

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.807  $ 13.173   $ 12.125  $  12.275  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  19.204  $ 18.807   $ 13.173  $  12.125  $ 12.275   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.309  $ 12.920   $ 11.982  $  12.222  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  18.555  $ 18.309   $ 12.920  $  11.982  $ 12.222   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         2          -          -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.539  $ 12.785   $ 11.601  $  12.031  $ 11.112   $      -  $       -
Accumulation unit value at end of period.............  $  19.251  $ 17.539   $ 12.785  $  11.601  $ 12.031   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.040  $ 12.515   $ 11.441  $  11.955  $ 11.097   $      -  $       -
Accumulation unit value at end of period.............  $  18.564  $ 17.040   $ 12.515  $  11.441  $ 11.955   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          8          4         2          -          -
NUVEEN EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.409  $ 13.311   $ 11.603  $  11.482  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.580  $ 17.409   $ 13.311  $  11.603  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.914  $ 13.030   $ 11.444  $  11.410  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.882  $ 16.914   $ 13.030  $  11.444  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         7          4          0         -          -          -
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.331  $ 14.231   $ 12.455  $  12.899  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.835  $ 19.331   $ 14.231  $  12.455  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.782  $ 13.931   $ 12.284  $  12.817  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.092  $ 18.782   $ 13.931  $  12.284  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          3          1         -          -          -


                                  APP I-57

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN MID CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.450  $ 13.989   $ 11.990  $  12.321  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.017  $ 18.450   $ 13.989  $  11.990  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        22         14          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.926  $ 13.694   $ 11.825  $  12.243  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.303  $ 17.926   $ 13.694  $  11.825  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         40        35         27         13         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.458  $ 10.528   $ 10.090  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.004  $ 14.458   $ 10.528  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.149  $ 10.380   $  9.998  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.573  $ 14.149   $ 10.380  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
NUVEEN SMALL CAP SELECT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.744  $ 13.518   $ 12.122  $  12.435  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.616  $ 17.744   $ 13.518  $  12.122  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.240  $ 13.232   $ 11.955  $  12.357  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.952  $ 17.240   $ 13.232  $  11.955  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          2          1         -          -          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.182  $  8.414   $  8.232  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.267  $ 10.182   $  8.414  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.964  $  8.295   $  8.157  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.001  $  9.964   $  8.295  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -


                                  APP I-58

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.116  $      -   $      -  $       -  $      -   $      -  $       -(d)
Accumulation unit value at end of period.............  $  10.891  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.115  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.874  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12         -          -          -         -          -          -
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  64.216  $ 59.562   $ 49.533  $  60.782  $ 48.106   $      -  $       -
Accumulation unit value at end of period.............  $  60.825  $ 64.216   $ 59.562  $  49.533  $ 60.782   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5          5          3         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  59.274  $ 55.391   $ 46.411  $  57.380  $ 45.755   $      -  $       -
Accumulation unit value at end of period.............  $  55.724  $ 59.274   $ 55.391  $  46.411  $ 57.380   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        11         12          8         2          -          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.812  $ 11.309   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.219  $ 14.812   $ 11.309  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.595  $ 11.228   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.862  $ 14.595   $ 11.228  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.007  $ 19.032   $ 15.840  $  17.436  $ 15.148   $      -  $       -
Accumulation unit value at end of period.............  $  24.380  $ 24.007   $ 19.032  $  15.840  $ 17.436   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20       102         87         91        80          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.961  $ 17.541   $ 14.710  $  16.313  $ 14.279   $      -  $       -
Accumulation unit value at end of period.............  $  22.136  $ 21.961   $ 17.541  $  14.710  $ 16.313   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        33         31         31        28          -          -


                                  APP I-59

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.710  $ 13.841   $ 12.243  $  12.198  $ 10.570   $  8.695  $   8.556
Accumulation unit value at end of period.............  $  14.002  $ 13.710   $ 13.841  $  12.243  $ 12.198   $ 10.570  $   8.695
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          3          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.433  $ 14.681   $ 13.084  $  13.134  $ 11.467   $  9.504  $   9.354
Accumulation unit value at end of period.............  $  14.631  $ 14.433   $ 14.681  $  13.084  $ 13.134   $ 11.467  $   9.504
Number of accumulation units outstanding at end of
period (in thousands)................................         13        13         18         11         9          6          1
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   6.792  $ 13.084   $ 14.472  $  19.573  $ 12.732   $      -  $       -
Accumulation unit value at end of period.............  $   5.718  $  6.792   $ 13.084  $  14.472  $ 19.573   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        26         15         11         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.853  $ 19.123   $ 21.311  $  29.040  $ 19.032   $      -  $       -
Accumulation unit value at end of period.............  $   8.233  $  9.853   $ 19.123  $  21.311  $ 29.040   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         39        33         29         30        22          -          -
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.359  $ 14.051   $ 12.710  $  12.809  $ 11.973   $ 10.604  $  10.489
Accumulation unit value at end of period.............  $  13.336  $ 13.359   $ 14.051  $  12.710  $ 12.809   $ 11.973  $  10.604
Number of accumulation units outstanding at end of
period (in thousands)................................         84        75         88         93        77         36         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.467  $ 15.331   $ 13.972  $  14.186  $ 13.360   $ 11.923  $  11.796
Accumulation unit value at end of period.............  $  14.334  $ 14.467   $ 15.331  $  13.972  $ 14.186   $ 13.360  $  11.923
Number of accumulation units outstanding at end of
period (in thousands)................................         75        83        113        120       104         89         28
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.651  $ 11.834   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.666  $ 14.651   $ 11.834  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.437  $ 11.749   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.365  $ 14.437   $ 11.749  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          -          -         -          -          -


                                  APP I-60

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.505  $ 10.045   $  8.301  $   9.040  $  7.921   $      -  $       -
Accumulation unit value at end of period.............  $  11.544  $ 12.505   $ 10.045  $   8.301  $  9.040   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         22        17          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.565  $ 14.216   $ 11.836  $  12.987  $ 11.466   $      -  $       -
Accumulation unit value at end of period.............  $  16.094  $ 17.565   $ 14.216  $  11.836  $ 12.987   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        11         14         11         8          -          -
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.027  $  9.953   $  8.582  $   8.644  $  7.504   $      -  $       -
Accumulation unit value at end of period.............  $  14.318  $ 13.027   $  9.953  $   8.582  $  8.644   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         0          2          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.397  $  9.543   $  8.291  $   8.414  $  7.358   $  5.786  $   5.649
Accumulation unit value at end of period.............  $  13.524  $ 12.397   $  9.543  $   8.291  $  8.414   $  7.358  $   5.786
Number of accumulation units outstanding at end of
period (in thousands)................................          9        10         12         10        10          6          0
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.617  $ 10.259   $  8.830  $   9.116  $  7.439   $  5.459  $   5.321
Accumulation unit value at end of period.............  $  15.212  $ 13.617   $ 10.259  $   8.830  $  9.116   $  7.439  $   5.459
Number of accumulation units outstanding at end of
period (in thousands)................................         25        23         24         19        10          4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.415  $ 11.701   $ 10.147  $  10.554  $  8.678   $  6.416  $   6.254
Accumulation unit value at end of period.............  $  17.092  $ 15.415   $ 11.701  $  10.147  $ 10.554   $  8.678  $   6.416
Number of accumulation units outstanding at end of
period (in thousands)................................         20        19         26         28        30         28         19
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.722  $  9.896   $  8.577  $   8.880  $  7.639   $      -  $       -
Accumulation unit value at end of period.............  $  13.598  $ 12.722   $  9.896  $   8.577  $  8.880   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        26         29         32        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.148  $ 11.872   $ 10.366  $  10.814  $  9.372   $      -  $       -
Accumulation unit value at end of period.............  $  16.070  $ 15.148   $ 11.872  $  10.366  $ 10.814   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        15         16         25        20          -          -


                                  APP I-61

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.009  $ 10.758   $  9.349  $  10.268  $  9.776   $  6.848  $   6.756
Accumulation unit value at end of period.............  $  14.393  $ 11.009   $ 10.758  $   9.349  $ 10.268   $  9.776  $   6.848
Number of accumulation units outstanding at end of
period (in thousands)................................         28        14         16         16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.928  $  9.775   $  8.559  $   8.016  $  6.382   $  4.972  $   4.897
Accumulation unit value at end of period.............  $  12.883  $  9.928   $  9.775  $   8.559  $  8.016   $  6.382  $   4.972
Number of accumulation units outstanding at end of
period (in thousands)................................         33        23         21         13         9          9          0
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.003  $  8.027   $  7.368  $   8.008  $  6.676   $      -  $       -
Accumulation unit value at end of period.............  $  12.105  $ 11.003   $  8.027  $   7.368  $  8.008   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         7          9         12        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.373  $ 10.564   $  9.770  $  10.698  $  8.986   $      -  $       -
Accumulation unit value at end of period.............  $  15.694  $ 14.373   $ 10.564  $   9.770  $ 10.698   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8         14         11        16          -          -
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.549  $ 14.840   $ 13.560  $  14.010  $ 12.295   $      -  $       -
Accumulation unit value at end of period.............  $  20.071  $ 18.549   $ 14.840  $  13.560  $ 14.010   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.935  $ 14.457   $ 13.309  $  13.855  $ 12.250   $      -  $       -
Accumulation unit value at end of period.............  $  19.262  $ 17.935   $ 14.457  $  13.309  $ 13.855   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         8          6          4         4          -          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.186  $ 16.847   $ 15.559  $  14.071  $ 13.008   $      -  $       -
Accumulation unit value at end of period.............  $  15.564  $ 15.186   $ 16.847  $  15.559  $ 14.071   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        196       172        113         79        41          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.128  $ 15.792   $ 14.694  $  13.389  $ 12.470   $      -  $       -
Accumulation unit value at end of period.............  $  14.372  $ 14.128   $ 15.792  $  14.694  $ 13.389   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        140       131        143        127        83          -          -


                                  APP I-62

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.901  $ 15.329   $ 14.013  $  13.574  $ 12.585   $      -  $       -
Accumulation unit value at end of period.............  $  15.463  $ 14.901   $ 15.329  $  14.013  $ 13.574   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        326       364        522        505       357          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.671  $ 15.205   $ 14.004  $  13.667  $ 12.767   $      -  $       -
Accumulation unit value at end of period.............  $  15.109  $ 14.671   $ 15.205  $  14.004  $ 13.667   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        284       311        380        316       224          -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.490  $ 10.793   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.884  $ 10.490   $ 10.793  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.337  $ 10.715   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.645  $ 10.337   $ 10.715  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   8.363  $  8.593   $  7.757  $  10.290  $  8.903   $      -  $       -
Accumulation unit value at end of period.............  $   7.207  $  8.363   $  8.593  $   7.757  $ 10.290   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        29         50         48        42          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   7.956  $  8.237   $  7.491  $  10.013  $  8.728   $  5.092  $   5.072
Accumulation unit value at end of period.............  $   6.805  $  7.956   $  8.237  $   7.491  $ 10.013   $  8.728  $   5.092
Number of accumulation units outstanding at end of
period (in thousands)................................         38        35         40         50        36         34          1
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.262  $  9.262   $  8.469  $   8.920  $  7.747   $      -  $       -
Accumulation unit value at end of period.............  $  13.527  $ 12.262   $  9.262  $   8.469  $  8.920   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          6          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.516  $ 11.047   $ 10.177  $  10.800  $  9.451   $      -  $       -
Accumulation unit value at end of period.............  $  15.894  $ 14.516   $ 11.047  $  10.177  $ 10.800   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        25         34         30         8          -          -


                                  APP I-63

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.227  $ 11.728   $ 10.590  $  11.159  $ 10.577   $      -  $       -
Accumulation unit value at end of period.............  $  16.605  $ 15.227   $ 11.728  $  10.590  $ 11.159   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.795  $ 11.480   $ 10.445  $  11.088  $ 10.563   $      -  $       -
Accumulation unit value at end of period.............  $  16.012  $ 14.795   $ 11.480  $  10.445  $ 11.088   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          5          4         0          -          -
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.044  $  9.106   $  8.257  $   8.832  $  7.538   $  6.075  $   5.918
Accumulation unit value at end of period.............  $  13.750  $ 12.044   $  9.106  $   8.257  $  8.832   $  7.538  $   6.075
Number of accumulation units outstanding at end of
period (in thousands)................................         27        18         32         37        21         13          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.437  $ 10.997   $ 10.047  $  10.827  $  9.310   $  7.561  $   7.366
Accumulation unit value at end of period.............  $  16.359  $ 14.437   $ 10.997  $  10.047  $ 10.827   $  9.310  $   7.561
Number of accumulation units outstanding at end of
period (in thousands)................................         20        31         31         31        27         31         11
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.061  $ 13.267   $ 12.506  $  12.895  $ 10.836   $      -  $       -
Accumulation unit value at end of period.............  $  20.680  $ 19.061   $ 13.267  $  12.506  $ 12.895   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         9          9         13        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.444  $ 12.935   $ 12.284  $  12.762  $ 10.805   $  6.077  $   5.896
Accumulation unit value at end of period.............  $  19.862  $ 18.444   $ 12.935  $  12.284  $ 12.762   $ 10.805  $   6.077
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4          5          5         6          5          1
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.266  $ 15.115   $ 13.654  $  13.307  $ 11.978   $      -  $       -
Accumulation unit value at end of period.............  $  15.890  $ 15.266   $ 15.115  $  13.654  $ 13.307   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        14         16         22        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.203  $ 15.167   $ 13.803  $  13.554  $ 12.292   $  9.519  $   9.390
Accumulation unit value at end of period.............  $  15.707  $ 15.203   $ 15.167  $  13.803  $ 13.554   $ 12.292  $   9.519
Number of accumulation units outstanding at end of
period (in thousands)................................         30        31         36         32        22         23         16


                                  APP I-64

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.273  $ 20.498   $ 18.236  $  19.063  $ 17.844   $      -  $       -
Accumulation unit value at end of period.............  $  27.788  $ 26.273   $ 20.498  $  18.236  $ 19.063   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         2          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.340  $ 19.918   $ 17.854  $  18.804  $ 17.734   $      -  $       -
Accumulation unit value at end of period.............  $  26.601  $ 25.340   $ 19.918  $  17.854  $ 18.804   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          6          7         3          -          -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  28.682  $ 22.577   $ 19.580  $  19.272  $ 16.143   $      -  $       -
Accumulation unit value at end of period.............  $  31.152  $ 28.682   $ 22.577  $  19.580  $ 19.272   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        42         36          8         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  27.663  $ 21.939   $ 19.170  $  19.010  $ 16.043   $      -  $       -
Accumulation unit value at end of period.............  $  29.821  $ 27.663   $ 21.939  $  19.170  $ 19.010   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          4          3         1          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.106  $  9.254   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   8.050  $ 10.106   $  9.254  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.958  $  9.187   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   7.873  $  9.958   $  9.187  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.272  $ 10.897   $  9.202  $   9.081  $  8.103   $      -  $       -
Accumulation unit value at end of period.............  $  15.968  $ 14.272   $ 10.897  $   9.202  $  9.081   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1        23         20          1         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.098  $ 13.153   $ 11.191  $  11.126  $ 10.003   $  7.981  $   7.750
Accumulation unit value at end of period.............  $  18.987  $ 17.098   $ 13.153  $  11.191  $ 11.126   $ 10.003  $   7.981
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6          7          5         2          1          0


                                  APP I-65

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.588  $ 14.668   $ 12.807  $  12.478  $ 11.064   $  7.497  $   7.120
Accumulation unit value at end of period.............  $  15.811  $ 15.588   $ 14.668  $  12.807  $ 12.478   $ 11.064  $   7.497
Number of accumulation units outstanding at end of
period (in thousands)................................         47        29         16          4         2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.458  $ 15.603   $ 13.726  $  13.474  $ 12.037   $  8.217  $   7.807
Accumulation unit value at end of period.............  $  16.569  $ 16.458   $ 15.603  $  13.726  $ 13.474   $ 12.037  $   8.217
Number of accumulation units outstanding at end of
period (in thousands)................................         13         9         10          6         2          2          0
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.573  $  8.585   $  7.061  $   9.012  $  7.630   $      -  $       -
Accumulation unit value at end of period.............  $   9.107  $ 10.573   $  8.585  $   7.061  $  9.012   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        12          1          -         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.062  $  8.231   $  6.821  $   8.771  $  7.482   $  4.833  $   4.640
Accumulation unit value at end of period.............  $   8.602  $ 10.062   $  8.231  $   6.821  $  8.771   $  7.482  $   4.833
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          5          4         2          0          -
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.508  $  7.469   $  6.166  $   7.337  $  6.698   $      -  $       -
Accumulation unit value at end of period.............  $   8.815  $  9.508   $  7.469  $   6.166  $  7.337   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.038  $  9.527   $  7.925  $   9.501  $  8.739   $  7.064  $   6.871
Accumulation unit value at end of period.............  $  11.077  $ 12.038   $  9.527  $   7.925  $  9.501   $  8.739  $   7.064
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          1          1
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.064  $  8.978   $  7.741  $   8.506  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.657  $ 12.064   $  8.978  $   7.741  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.788  $ 10.339   $  8.981  $   9.919  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.492  $ 13.788   $ 10.339  $   8.981  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-66

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.904  $ 10.254   $  8.831  $   9.342  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.681  $ 13.904   $ 10.254  $   8.831  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.576  $ 11.573   $ 10.041  $  10.703  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.435  $ 15.576   $ 11.573  $  10.041  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
PUTNAM RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.385  $ 10.124   $  8.652  $   8.827  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.263  $ 13.385   $ 10.124  $   8.652  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.949  $ 11.392   $  9.809  $  10.083  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.918  $ 14.949   $ 11.392  $   9.809  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
PUTNAM VOYAGER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.472  $ 11.502   $ 10.105  $  12.349  $ 10.290   $      -  $       -
Accumulation unit value at end of period.............  $  17.955  $ 16.472   $ 11.502  $  10.105  $ 12.349   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.767  $ 12.500   $ 11.065  $  13.623  $ 11.438   $  7.063  $   6.874
Accumulation unit value at end of period.............  $  19.223  $ 17.767   $ 12.500  $  11.065  $ 13.623   $ 11.438  $   7.063
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.485  $ 10.876   $ 10.348  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.963  $ 14.485   $ 10.876  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.175  $ 10.723   $ 10.254  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.504  $ 14.175   $ 10.723  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-67

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  33.990  $ 26.099   $ 21.609  $  23.489  $ 18.556   $      -  $       -
Accumulation unit value at end of period.............  $  37.439  $ 33.990   $ 26.099  $  21.609  $ 23.489   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        10          8          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  32.783  $ 25.362   $ 21.156  $  23.170  $ 18.442   $      -  $       -
Accumulation unit value at end of period.............  $  35.839  $ 32.783   $ 25.362  $  21.156  $ 23.170   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          5          5         2          -          -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  32.991  $ 24.626   $ 21.249  $  22.242  $ 17.412   $      -  $       -
Accumulation unit value at end of period.............  $  33.426  $ 32.991   $ 24.626  $  21.249  $ 22.242   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         2          2          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  31.820  $ 23.930   $ 20.804  $  21.940  $ 17.305   $      -  $       -
Accumulation unit value at end of period.............  $  31.998  $ 31.820   $ 23.930  $  20.804  $ 21.940   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          7          5         2          -          -
RIDGEWORTH TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.363  $ 11.813   $ 11.342  $  10.410  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.002  $ 11.363   $ 11.813  $  11.342  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.040  $ 11.564   $ 11.186  $  10.344  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.574  $ 11.040   $ 11.564  $  11.186  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.215  $ 22.970   $ 20.236  $  20.747  $ 16.940   $      -  $       -
Accumulation unit value at end of period.............  $  30.367  $ 30.215   $ 22.970  $  20.236  $ 20.747   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          4          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.142  $ 22.321   $ 19.812  $  20.465  $ 16.836   $      -  $       -
Accumulation unit value at end of period.............  $  29.070  $ 29.142   $ 22.321  $  19.812  $ 20.465   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          5          2         1          -          -


                                  APP I-68

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.789  $ 21.896   $ 20.098  $  21.846  $ 17.589   $      -  $       -
Accumulation unit value at end of period.............  $  27.563  $ 27.789   $ 21.896  $  20.098  $ 21.846   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  26.802  $ 21.277   $ 19.677  $  21.550  $ 17.481   $      -  $       -
Accumulation unit value at end of period.............  $  26.385  $ 26.802   $ 21.277  $  19.677  $ 21.550   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          5          3         1          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.655  $  9.854   $  8.492  $   8.642  $  7.580   $      -  $       -
Accumulation unit value at end of period.............  $  13.462  $ 12.655   $  9.854  $   8.492  $  8.642   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         58        24         20         15        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.040  $  9.445   $  8.201  $   8.409  $  7.431   $  6.018  $   5.903
Accumulation unit value at end of period.............  $  12.712  $ 12.040   $  9.445  $   8.201  $  8.409   $  7.431  $   6.018
Number of accumulation units outstanding at end of
period (in thousands)................................         29        28         34         31        33         30          -
T. ROWE PRICE GROWTH STOCK FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.376  $ 11.157   $  9.475  $   9.664  $  8.348   $      -  $       -
Accumulation unit value at end of period.............  $  16.565  $ 15.376   $ 11.157  $   9.475  $  9.664   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        108        89         43         31        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.628  $ 10.695   $  9.151  $   9.403  $  8.184   $  5.811  $   5.791
Accumulation unit value at end of period.............  $  15.642  $ 14.628   $ 10.695  $   9.151  $  9.403   $  8.184  $   5.811
Number of accumulation units outstanding at end of
period (in thousands)................................         94        88         95         84        33         19          0
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.933  $ 11.672   $ 10.485  $  10.536  $  9.441   $  7.450  $   7.344
Accumulation unit value at end of period.............  $  13.444  $ 12.933   $ 11.672  $  10.485  $ 10.536   $  9.441  $   7.450
Number of accumulation units outstanding at end of
period (in thousands)................................         22        17         38         31         4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.395  $ 11.270   $ 10.200  $  10.327  $  9.324   $  7.413  $   7.309
Accumulation unit value at end of period.............  $  12.788  $ 12.395   $ 11.270  $  10.200  $ 10.327   $  9.324  $   7.413
Number of accumulation units outstanding at end of
period (in thousands)................................         32        29         61         63        69         59         11


                                  APP I-69

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.444  $ 11.500   $ 10.100  $  10.327  $  9.088   $  6.846  $   6.741
Accumulation unit value at end of period.............  $  14.061  $ 13.444   $ 11.500  $  10.100  $ 10.327   $  9.088  $   6.846
Number of accumulation units outstanding at end of
period (in thousands)................................        138       129        270        187        82         48          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.885  $ 11.105   $  9.825  $  10.122  $  8.974   $  6.812  $   6.709
Accumulation unit value at end of period.............  $  13.375  $ 12.885   $ 11.105  $   9.825  $ 10.122   $  8.974  $   6.812
Number of accumulation units outstanding at end of
period (in thousands)................................        133       169        214        224       202        159          4
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.742  $ 11.284   $  9.752  $  10.126  $  8.816   $  6.447  $   6.349
Accumulation unit value at end of period.............  $  14.433  $ 13.742   $ 11.284  $   9.752  $ 10.126   $  8.816  $   6.447
Number of accumulation units outstanding at end of
period (in thousands)................................         78        57        197        129        64         32          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.171  $ 10.896   $  9.487  $   9.925  $  8.707   $  6.415  $   6.319
Accumulation unit value at end of period.............  $  13.729  $ 13.171   $ 10.896  $   9.487  $  9.925   $  8.707  $   6.415
Number of accumulation units outstanding at end of
period (in thousands)................................        121       115        133        131       106        125          7
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.986  $ 11.217   $  9.636  $  10.086  $  8.745   $  6.348  $   6.251
Accumulation unit value at end of period.............  $  14.703  $ 13.986   $ 11.217  $   9.636  $ 10.086   $  8.745  $   6.348
Number of accumulation units outstanding at end of
period (in thousands)................................         41        35         55         40        16          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.404  $ 10.831   $  9.374  $   9.886  $  8.636   $  6.317  $   6.221
Accumulation unit value at end of period.............  $  13.986  $ 13.404   $ 10.831  $   9.374  $  9.886   $  8.636  $   6.317
Number of accumulation units outstanding at end of
period (in thousands)................................        104        98        101        104        96         78          2
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.967  $ 11.208   $  9.629  $  10.071  $  8.740   $  6.348  $   6.246
Accumulation unit value at end of period.............  $  14.682  $ 13.967   $ 11.208  $   9.629  $ 10.071   $  8.740  $   6.348
Number of accumulation units outstanding at end of
period (in thousands)................................         14         8         17         11         5          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.385  $ 10.823   $  9.368  $   9.872  $  8.631   $  6.317  $   6.216
Accumulation unit value at end of period.............  $  13.966  $ 13.385   $ 10.823  $   9.368  $  9.872   $  8.631  $   6.317
Number of accumulation units outstanding at end of
period (in thousands)................................         14        17         18         16        12         17          0


                                  APP I-70

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.737  $ 11.777   $ 10.807  $  10.768  $  9.877   $      -  $       -
Accumulation unit value at end of period.............  $  13.104  $ 12.737   $ 11.777  $  10.807  $ 10.768   $      -  -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          6          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.206  $ 11.371   $ 10.513  $  10.555  $  9.754   $  8.123  $   8.034
Accumulation unit value at end of period.............  $  12.465  $ 12.206   $ 11.371  $  10.513  $ 10.555   $  9.754  $   8.123
Number of accumulation units outstanding at end of
period (in thousands)................................         13        14         13         17        12         15         12
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.036  $ 18.995   $ 16.103  $  18.540  $ 17.173   $      -  $       -
Accumulation unit value at end of period.............  $  21.333  $ 24.036   $ 18.995  $  16.103  $ 18.540   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        54        576        584       496          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.987  $ 17.507   $ 14.953  $  17.346  $ 16.188   $ 10.947  $  10.976
Accumulation unit value at end of period.............  $  19.369  $ 21.987   $ 17.507  $  14.953  $ 17.346   $ 16.188  $  10.947
Number of accumulation units outstanding at end of
period (in thousands)................................         26        31         28         29        26         23         17
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.776  $ 16.494   $ 14.314  $  14.736  $ 13.143   $ 11.113  $  11.144
Accumulation unit value at end of period.............  $  16.956  $ 16.776   $ 16.494  $  14.314  $ 14.736   $ 13.143  $  11.113
Number of accumulation units outstanding at end of
period (in thousands)................................         61        38         24         13        13          7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.768  $ 17.601   $ 15.389  $  15.962  $ 14.344   $ 12.219  $  12.257
Accumulation unit value at end of period.............  $  17.824  $ 17.768   $ 17.601  $  15.389  $ 15.962   $ 14.344  $  12.219
Number of accumulation units outstanding at end of
period (in thousands)................................         98        99        101         73        57         44          6
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.707  $ 18.946   $ 15.573  $  17.484  $ 16.703   $      -  $       -
Accumulation unit value at end of period.............  $  22.631  $ 23.707   $ 18.946  $  15.573  $ 17.484   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.865  $ 18.411   $ 15.247  $  17.246  $ 16.601   $      -  $       -
Accumulation unit value at end of period.............  $  21.664  $ 22.865   $ 18.411  $  15.247  $ 17.246   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          4          2         0          -          -


                                  APP I-71

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.838  $ 13.774   $ 11.390  $  12.228  $ 11.428   $  8.780  $   8.701
Accumulation unit value at end of period.............  $  17.410  $ 17.838   $ 13.774  $  11.390  $ 12.228   $ 11.428  $   8.780
Number of accumulation units outstanding at end of
period (in thousands)................................         30        31         16         15        25         21         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.595  $ 12.911   $ 10.756  $  11.634  $ 10.955   $  8.480  $   8.406
Accumulation unit value at end of period.............  $  16.075  $ 16.595   $ 12.911  $  10.756  $ 11.634   $ 10.955  $   8.480
Number of accumulation units outstanding at end of
period (in thousands)................................         14        15         22         23        29         32          9
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.295  $ 11.931   $ 11.243  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.229  $ 13.295   $ 11.931  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.010  $ 11.764   $ 11.141  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.820  $ 13.010   $ 11.764  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.081  $  9.985   $  8.345  $   9.895  $  8.807   $      -  $       -
Accumulation unit value at end of period.............  $  15.038  $ 14.081   $  9.985  $   8.345  $  9.895   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        13         12         12         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.385  $  9.562   $  8.052  $   9.620  $  8.626   $      -  $       -
Accumulation unit value at end of period.............  $  14.188  $ 13.385   $  9.562  $   8.052  $  9.620   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         45        42         43         32        10          -          -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.762  $  9.731   $  8.109  $   9.586  $  8.506   $  5.959  $   5.893
Accumulation unit value at end of period.............  $  14.739  $ 13.762   $  9.731  $   8.109  $  9.586   $  8.506  $   5.959
Number of accumulation units outstanding at end of
period (in thousands)................................        103       105        117        119        66         32          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.092  $  9.327   $  7.831  $   9.327  $  8.339   $  5.886  $   5.822
Accumulation unit value at end of period.............  $  13.917  $ 13.092   $  9.327  $   7.831  $  9.327   $  8.339  $   5.886
Number of accumulation units outstanding at end of
period (in thousands)................................        133       141        179        230       244        222         14


                                  APP I-72

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CHECKS AND BALANCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.772  $ 12.146   $ 10.751  $  11.106  $ 10.531   $      -  $       -
Accumulation unit value at end of period.............  $  15.930  $ 14.772   $ 12.146  $  10.751  $ 11.106   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          7          2         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.352  $ 11.890   $ 10.603  $  11.036  $ 10.516   $      -  $       -
Accumulation unit value at end of period.............  $  15.362  $ 14.352   $ 11.890  $  10.603  $ 11.036   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6          7         10         7          -          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.179  $ 12.110   $ 11.123  $  10.988  $  9.995   $      -  $       -
Accumulation unit value at end of period.............  $  12.086  $ 12.179   $ 12.110  $  11.123  $ 10.988   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        23         21         12         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.577  $ 11.599   $ 10.733  $  10.683  $  9.790   $      -  $       -
Accumulation unit value at end of period.............  $  11.403  $ 11.577   $ 11.599  $  10.733  $ 10.683   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          4          4         3          -          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.186  $ 12.081   $ 11.063  $  10.896  $  9.882   $      -  $       -
Accumulation unit value at end of period.............  $  12.124  $ 12.186   $ 12.081  $  11.063  $ 10.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          3          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.594  $ 11.580   $ 10.684  $  10.602  $  9.688   $  7.783  $   7.695
Accumulation unit value at end of period.............  $  11.448  $ 11.594   $ 11.580  $  10.684  $ 10.602   $  9.688  $   7.783
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          8         18        36         46          0
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.604  $ 11.210   $  9.972  $   9.933  $  8.858   $      -  $       -
Accumulation unit value at end of period.............  $  16.322  $ 14.604   $ 11.210  $   9.972  $  9.933   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         9         41         37        41          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.882  $ 10.736   $  9.622  $   9.657  $  8.677   $      -  $       -
Accumulation unit value at end of period.............  $  15.400  $ 13.882   $ 10.736  $   9.622  $  9.657   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20        15         23          9         1          -          -


                                  APP I-73

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.876  $ 13.899   $ 12.298  $  11.544  $ 10.885   $      -  $       -
Accumulation unit value at end of period.............  $  19.389  $ 17.876   $ 13.899  $  12.298  $ 11.544   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.368  $ 13.606   $ 12.129  $  11.471  $ 10.870   $      -  $       -
Accumulation unit value at end of period.............  $  18.698  $ 17.368   $ 13.606  $  12.129  $ 11.471   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          9          6         0          -          -
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.138  $ 10.020   $  9.582  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.169  $ 11.138   $ 10.020  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.920  $  9.898   $  9.513  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.868  $ 10.920   $  9.898  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.007  $ 12.374   $ 10.463  $  11.883  $ 10.999   $      -  $       -
Accumulation unit value at end of period.............  $  17.352  $ 17.007   $ 12.374  $  10.463  $ 11.883   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.524  $ 12.113   $ 10.319  $  11.808  $ 10.984   $      -  $       -
Accumulation unit value at end of period.............  $  16.732  $ 16.524   $ 12.113  $  10.319  $ 11.808   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        12          8          5         0          -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.473  $ 11.255   $  9.797  $  10.289  $  9.042   $      -  $       -
Accumulation unit value at end of period.............  $  13.648  $ 13.473   $ 11.255  $   9.797  $ 10.289   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        10         10          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.807  $ 10.779   $  9.454  $  10.003  $  8.857   $      -  $       -
Accumulation unit value at end of period.............  $  12.876  $ 12.807   $ 10.779  $   9.454  $ 10.003   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        28         34         25        17          -          -


                                  APP I-74

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.273  $ 11.060   $  9.597  $  10.047  $  8.809   $      -  $       -
Accumulation unit value at end of period.............  $  13.491  $ 13.273   $ 11.060  $   9.597  $ 10.047   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         5          7          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.628  $ 10.602   $  9.269  $   9.776  $  8.635   $  6.771  $   6.648
Accumulation unit value at end of period.............  $  12.739  $ 12.628   $ 10.602  $   9.269  $  9.776   $  8.635  $   6.771
Number of accumulation units outstanding at end of
period (in thousands)................................         52        48         60         60        70         60          2
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.552  $ 11.596   $  9.228  $  10.231  $  8.778   $      -  $       -
Accumulation unit value at end of period.............  $  17.559  $ 15.552   $ 11.596  $   9.228  $ 10.231   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.784  $ 11.106   $  8.904  $   9.947  $  8.598   $      -  $       -
Accumulation unit value at end of period.............  $  16.566  $ 14.784   $ 11.106  $   8.904  $  9.947   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         4          2          2         1          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.048  $ 14.265   $ 13.344  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.305  $ 15.048   $ 14.265  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.305  $ 13.663   $ 12.845  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.441  $ 14.305   $ 13.663  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.476  $ 13.813   $ 13.059  $  11.611  $ 11.024   $      -  $       -
Accumulation unit value at end of period.............  $  12.484  $ 12.476   $ 13.813  $  13.059  $ 11.611   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          2          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.033  $ 13.423   $ 12.785  $  11.453  $ 10.956   $      -  $       -
Accumulation unit value at end of period.............  $  11.950  $ 12.033   $ 13.423  $  12.785  $ 11.453   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        12         10          8         4          -          -


                                  APP I-75

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.860  $ 10.731   $  9.055  $  10.547  $  9.254   $      -  $       -
Accumulation unit value at end of period.............  $  12.233  $ 12.860   $ 10.731  $   9.055  $ 10.547   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          3          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.224  $ 10.278   $  8.738  $  10.254  $  9.064   $      -  $       -
Accumulation unit value at end of period.............  $  11.541  $ 12.224   $ 10.278  $   8.738  $ 10.254   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         2          1          1         0          -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.662  $ 10.288   $  9.616  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.399  $ 13.662   $ 10.288  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.369  $ 10.143   $  9.528  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.043  $ 13.369   $ 10.143  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
THE HARTFORD MIDCAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.095  $ 13.083   $ 11.059  $  12.102  $ 11.188   $      -  $       -
Accumulation unit value at end of period.............  $  19.933  $ 18.095   $ 13.083  $  11.059  $ 12.102   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.581  $ 12.806   $ 10.907  $  12.026  $ 11.173   $      -  $       -
Accumulation unit value at end of period.............  $  19.222  $ 17.581   $ 12.806  $  10.907  $ 12.026   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        13         12          9         3          -          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.257  $ 10.703   $ 10.090  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.282  $ 14.257   $ 10.703  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.952  $ 10.552   $  9.998  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.843  $ 13.952   $ 10.552  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          0          -         -          -          -


                                  APP I-76

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.268  $ 10.693   $  9.332  $   9.832  $  8.017   $      -  $       -
Accumulation unit value at end of period.............  $  16.176  $ 15.268   $ 10.693  $   9.332  $  9.832   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          4         19        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.514  $ 10.241   $  9.004  $   9.559  $  7.853   $      -  $       -
Accumulation unit value at end of period.............  $  15.261  $ 14.514   $ 10.241  $   9.004  $  9.559   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          8          8         4          -          -
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.616  $ 12.931   $ 12.127  $  11.468  $ 10.789   $      -  $       -
Accumulation unit value at end of period.............  $  13.226  $ 12.616   $ 12.931  $  12.127  $ 11.468   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.994  $ 12.385   $ 11.702  $  11.149  $ 10.568   $      -  $       -
Accumulation unit value at end of period.............  $  12.479  $ 11.994   $ 12.385  $  11.702  $ 11.149   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          7          3         0          -          -
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.804  $ 13.072   $ 12.233  $  11.523  $ 10.820   $      -  $       -
Accumulation unit value at end of period.............  $  13.463  $ 12.804   $ 13.072  $  12.233  $ 11.523   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.182  $ 12.530   $ 11.814  $  11.212  $ 10.607   $      -  $       -
Accumulation unit value at end of period.............  $  12.713  $ 12.182   $ 12.530  $  11.814  $ 11.212   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          1         1          -          -
THE HARTFORD VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.445  $      -   $      -  $       -  $      -   $      -  $       -(e)
Accumulation unit value at end of period.............  $  13.765  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.757  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.987  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-77

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE PUTNAM FUND FOR GROWTH AND INCOME
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.812  $  8.770   $  7.414  $   7.831  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.000  $ 11.812   $  8.770  $   7.414  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.430  $ 10.045   $  8.556  $   9.105  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.669  $ 13.430   $ 10.045  $   8.556  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
THORNBURG CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  31.715  $ 22.353   $ 18.493  $  18.327  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  31.591  $ 31.715   $ 22.353  $  18.493  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  30.589  $ 21.721   $ 18.106  $  18.079  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  30.241  $ 30.589   $ 21.721  $  18.106  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
THORNBURG INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.998  $ 18.303   $ 15.939  $  18.469  $ 16.310   $      -  $       -
Accumulation unit value at end of period.............  $  19.664  $ 20.998   $ 18.303  $  15.939  $ 18.469   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        33         38         33        26          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.252  $ 17.785   $ 15.605  $  18.218  $ 16.210   $      -  $       -
Accumulation unit value at end of period.............  $  18.824  $ 20.252   $ 17.785  $  15.605  $ 18.218   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        19         22         19         6          -          -
THORNBURG VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.831  $ 19.304   $ 17.510  $  20.328  $ 18.700   $      -  $       -
Accumulation unit value at end of period.............  $  29.799  $ 26.831   $ 19.304  $  17.510  $ 20.328   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.878  $ 18.759   $ 17.144  $  20.052  $ 18.585   $      -  $       -
Accumulation unit value at end of period.............  $  28.526  $ 25.878   $ 18.759  $  17.144  $ 20.052   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          3          2         1          -          -


                                  APP I-78

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.002  $ 10.318   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.521  $ 10.002   $ 10.318  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.856  $ 10.244   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.289  $  9.856   $ 10.244  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.816  $ 11.183   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.542  $ 14.816   $ 11.183  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.599  $ 11.103   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.178  $ 14.599   $ 11.103  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.703  $ 11.108   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.492  $ 14.703   $ 11.108  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.488  $ 11.027   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.129  $ 14.488   $ 11.027  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.777  $ 11.249   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.630  $ 14.777   $ 11.249  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.561  $ 11.167   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.264  $ 14.561   $ 11.167  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-79

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.772  $ 13.541   $ 12.023  $  13.146  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.640  $ 17.772   $ 13.541  $  12.023  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.267  $ 13.255   $ 11.858  $  13.030  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.939  $ 17.267   $ 13.255  $  11.858  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          2          1         -          -          -
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.937  $ 14.154   $ 12.216  $  13.141  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.750  $ 18.937   $ 14.154  $  12.216  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         6         17         16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.622  $ 13.271   $ 11.540  $  12.507  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.165  $ 17.622   $ 13.271  $  11.540  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        12         15         19         -          -          -
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.625  $ 22.896   $ 20.522  $  20.604  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  34.098  $ 30.625   $ 22.896  $  20.522  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         5          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.538  $ 22.249   $ 20.093  $  20.325  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  32.641  $ 29.538   $ 22.249  $  20.093  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.817  $ 14.179   $ 12.313  $  12.505  $ 10.040   $      -  $       -
Accumulation unit value at end of period.............  $  20.577  $ 18.817   $ 14.179  $  12.313  $ 12.505   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.839  $ 13.542   $ 11.849  $  12.124  $  9.807   $      -  $       -
Accumulation unit value at end of period.............  $  19.361  $ 17.839   $ 13.542  $  11.849  $ 12.124   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          5          5         6          -          -


                                  APP I-80

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.983  $ 12.842   $ 11.507  $  11.432  $  9.454   $      -  $       -
Accumulation unit value at end of period.............  $  17.988  $ 16.983   $ 12.842  $  11.507  $ 11.432   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        36         40         28        32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.275  $ 12.399   $ 11.194  $  11.205  $  9.336   $  7.115  $   6.946
Accumulation unit value at end of period.............  $  17.110  $ 16.275   $ 12.399  $  11.194  $ 11.205   $  9.336  $   7.115
Number of accumulation units outstanding at end of
period (in thousands)................................         30        24         28         20         8          4          -
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.866  $ 12.201   $ 11.130  $  12.517  $ 10.454   $      -  $       -
Accumulation unit value at end of period.............  $  16.827  $ 15.866   $ 12.201  $  11.130  $ 12.517   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        22         21         41        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.890  $ 11.537   $ 10.603  $  12.014  $ 10.110   $      -  $       -
Accumulation unit value at end of period.............  $  15.674  $ 14.890   $ 11.537  $  10.603  $ 12.014   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        26         30         38        32          -          -
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.692  $ 11.457   $ 10.434  $  10.365  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.678  $ 12.692   $ 11.457  $  10.434  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          4          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.071  $ 12.797   $ 11.742  $  11.752  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.950  $ 14.071   $ 12.797  $  11.742  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6         12          7         -          -          -
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  22.416  $ 23.128   $ 20.664  $  24.194  $ 19.897   $      -  $       -
Accumulation unit value at end of period.............  $  21.141  $ 22.416   $ 23.128  $  20.664  $ 24.194   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        25         20          9         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.620  $ 22.475   $ 20.231  $  23.866  $ 19.774   $      -  $       -
Accumulation unit value at end of period.............  $  20.238  $ 21.620   $ 22.475  $  20.231  $ 23.866   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         48        42         32         22         6          -          -


                                  APP I-81

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                               2014      2013       2012       2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  21.196  $ 18.016   $ 16.622  $  14.375  $ 14.019   $      -  $       -
Accumulation unit value at end of period.............  $  24.514  $ 21.196   $ 18.016  $  16.622  $ 14.375   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.443  $ 17.506   $ 16.273  $  14.180  $ 13.933   $      -  $       -
Accumulation unit value at end of period.............  $  23.466  $ 20.443   $ 17.506  $  16.273  $ 14.180   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          1          1         1          -          -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 23, 2014.



(b) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.



(c) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.



(d) Pioneer Oak Ridge Small Cap Growth Fund merged into Oak Ridge Small Cap Growth Fund effective October 17, 2014.



(e) The Hartford Value Fund merged into The Hartford Value Opportunities Fund effective April 1, 2014.




                                  APP I-82

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6775-8) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                  PREMIERSOLUTIONS CORNERSTONE (SERIES II)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
APPENDIX I -- ACCUMULATION UNIT VALUES                                                                          APP I-1
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

      THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.271  $ 18.405   $ 16.879  $  17.231  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.783  $ 20.271   $ 18.405  $  16.879  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.125  $ 18.299   $ 16.807  $  17.184  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.602  $ 20.125   $ 18.299  $  16.807  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  20.028  $ 18.229   $ 16.760  $  17.153  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.483  $ 20.028   $ 18.229  $  16.760  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.932  $ 18.160   $ 16.713  $  17.121  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.364  $ 19.932   $ 18.160  $  16.713  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          3          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  19.741  $ 18.022   $ 16.619  $  17.059  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.128  $ 19.741   $ 18.022  $  16.619  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -



                                   APP I-1

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.551  $ 17.884   $ 16.525  $  16.997  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.895  $ 19.551   $ 17.884  $  16.525  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          0         -          -          -
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  21.414  $ 19.000   $ 17.252  $  17.830  $ 15.931   $      -  $       -
Accumulation unit value at end of period.............  $  21.962  $ 21.414   $ 19.000  $  17.252  $ 17.830   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  21.260  $ 18.892   $ 17.179  $  17.782  $ 15.911   $      -  $       -
Accumulation unit value at end of period.............  $  21.771  $ 21.260   $ 18.892  $  17.179  $ 17.782   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  21.158  $ 18.820   $ 17.131  $  17.749  $ 15.898   $      -  $       -
Accumulation unit value at end of period.............  $  21.645  $ 21.158   $ 18.820  $  17.131  $ 17.749   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  21.056  $ 18.748   $ 17.083  $  17.717  $ 15.885   $      -  $       -
Accumulation unit value at end of period.............  $  21.519  $ 21.056   $ 18.748  $  17.083  $ 17.717   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  20.854  $ 18.605   $ 16.986  $  17.653  $ 15.859   $      -  $       -
Accumulation unit value at end of period.............  $  21.270  $ 20.854   $ 18.605  $  16.986  $ 17.653   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          2          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.654  $ 18.463   $ 16.891  $  17.588  $ 15.833   $      -  $       -
Accumulation unit value at end of period.............  $  21.024  $ 20.654   $ 18.463  $  16.891  $ 17.588   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          9          9         7          -          -
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  22.359  $ 19.447   $ 17.586  $  18.420  $ 16.394   $      -  $       -
Accumulation unit value at end of period.............  $  22.967  $ 22.359   $ 19.447  $  17.586  $ 18.420   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          3          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  22.198  $ 19.336   $ 17.512  $  18.369  $ 16.374   $      -  $       -
Accumulation unit value at end of period.............  $  22.768  $ 22.198   $ 19.336  $  17.512  $ 18.369   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                   APP I-2

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  22.092  $ 19.262   $ 17.462  $  18.336  $ 16.361   $      -  $       -
Accumulation unit value at end of period.............  $  22.636  $ 22.092   $ 19.262  $  17.462  $ 18.336   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  21.985  $ 19.188   $ 17.413  $  18.303  $ 16.347   $      -  $       -
Accumulation unit value at end of period.............  $  22.504  $ 21.985   $ 19.188  $  17.413  $ 18.303   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          6          5         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  21.774  $ 19.042   $ 17.315  $  18.236  $ 16.320   $      -  $       -
Accumulation unit value at end of period.............  $  22.244  $ 21.774   $ 19.042  $  17.315  $ 18.236   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          3          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.565  $ 18.897   $ 17.218  $  18.170  $ 16.294   $      -  $       -
Accumulation unit value at end of period.............  $  21.986  $ 21.565   $ 18.897  $  17.218  $ 18.170   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9         15         13         8          -          -
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.335  $ 19.838   $ 17.817  $  18.901  $ 16.803   $      -  $       -
Accumulation unit value at end of period.............  $  23.986  $ 23.335   $ 19.838  $  17.817  $ 18.901   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.167  $ 19.725   $ 17.742  $  18.850  $ 16.782   $      -  $       -
Accumulation unit value at end of period.............  $  23.777  $ 23.167   $ 19.725  $  17.742  $ 18.850   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.055  $ 19.649   $ 17.692  $  18.815  $ 16.768   $      -  $       -
Accumulation unit value at end of period.............  $  23.639  $ 23.055   $ 19.649  $  17.692  $ 18.815   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  22.944  $ 19.574   $ 17.642  $  18.781  $ 16.755   $      -  $       -
Accumulation unit value at end of period.............  $  23.502  $ 22.944   $ 19.574  $  17.642  $ 18.781   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  22.724  $ 19.425   $ 17.542  $  18.713  $ 16.727   $      -  $       -
Accumulation unit value at end of period.............  $  23.230  $ 22.724   $ 19.425  $  17.542  $ 18.713   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          3          3         0          -          -


                                   APP I-3

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.506  $ 19.277   $ 17.444  $  18.645  $ 16.700   $      -  $       -
Accumulation unit value at end of period.............  $  22.961  $ 22.506   $ 19.277  $  17.444  $ 18.645   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          7          8         4          -          -
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.789  $ 19.788   $ 17.625  $  18.930  $ 16.867   $      -  $       -
Accumulation unit value at end of period.............  $  24.515  $ 23.789   $ 19.788  $  17.625  $ 18.930   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         3          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.618  $ 19.675   $ 17.551  $  18.878  $ 16.846   $      -  $       -
Accumulation unit value at end of period.............  $  24.302  $ 23.618   $ 19.675  $  17.551  $ 18.878   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.504  $ 19.600   $ 17.501  $  18.844  $ 16.832   $      -  $       -
Accumulation unit value at end of period.............  $  24.161  $ 23.504   $ 19.600  $  17.501  $ 18.844   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.391  $ 19.525   $ 17.452  $  18.809  $ 16.818   $      -  $       -
Accumulation unit value at end of period.............  $  24.021  $ 23.391   $ 19.525  $  17.452  $ 18.809   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          8          8         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  23.167  $ 19.376   $ 17.354  $  18.741  $ 16.790   $      -  $       -
Accumulation unit value at end of period.............  $  23.743  $ 23.167   $ 19.376  $  17.354  $ 18.741   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         6          5          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.944  $ 19.229   $ 17.256  $  18.673  $ 16.763   $      -  $       -
Accumulation unit value at end of period.............  $  23.468  $ 22.944   $ 19.229  $  17.256  $ 18.673   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          7          7         5          -          -
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.964  $ 19.633   $ 17.405  $  18.875  $ 16.834   $      -  $       -
Accumulation unit value at end of period.............  $  24.738  $ 23.964   $ 19.633  $  17.405  $ 18.875   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.791  $ 19.521   $ 17.331  $  18.824  $ 16.813   $      -  $       -
Accumulation unit value at end of period.............  $  24.523  $ 23.791   $ 19.521  $  17.331  $ 18.824   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                   APP I-4

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.677  $ 19.447   $ 17.283  $  18.789  $ 16.799   $      -  $       -
Accumulation unit value at end of period.............  $  24.381  $ 23.677   $ 19.447  $  17.283  $ 18.789   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.563  $ 19.373   $ 17.234  $  18.755  $ 16.785   $      -  $       -
Accumulation unit value at end of period.............  $  24.239  $ 23.563   $ 19.373  $  17.234  $ 18.755   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  23.337  $ 19.225   $ 17.137  $  18.687  $ 16.758   $      -  $       -
Accumulation unit value at end of period.............  $  23.959  $ 23.337   $ 19.225  $  17.137  $ 18.687   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.113  $ 19.079   $ 17.040  $  18.619  $ 16.730   $      -  $       -
Accumulation unit value at end of period.............  $  23.681  $ 23.113   $ 19.079  $  17.040  $ 18.619   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          5          4         2          -          -
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.168  $ 19.573   $ 17.306  $  18.847  $ 16.827   $      -  $       -
Accumulation unit value at end of period.............  $  25.031  $ 24.168   $ 19.573  $  17.306  $ 18.847   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.994  $ 19.461   $ 17.233  $  18.795  $ 16.806   $      -  $       -
Accumulation unit value at end of period.............  $  24.813  $ 23.994   $ 19.461  $  17.233  $ 18.795   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.878  $ 19.387   $ 17.184  $  18.761  $ 16.792   $      -  $       -
Accumulation unit value at end of period.............  $  24.669  $ 23.878   $ 19.387  $  17.184  $ 18.761   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.763  $ 19.313   $ 17.136  $  18.727  $ 16.778   $      -  $       -
Accumulation unit value at end of period.............  $  24.526  $ 23.763   $ 19.313  $  17.136  $ 18.727   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          8          7         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  23.535  $ 19.166   $ 17.039  $  18.658  $ 16.751   $      -  $       -
Accumulation unit value at end of period.............  $  24.242  $ 23.535   $ 19.166  $  17.039  $ 18.658   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         4          2          1         1          -          -


                                   APP I-5

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.310  $ 19.020   $ 16.943  $  18.591  $ 16.723   $      -  $       -
Accumulation unit value at end of period.............  $  23.962  $ 23.310   $ 19.020  $  16.943  $ 18.591   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          2          1         0          -          -
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.222  $ 19.562   $ 17.204  $  18.807  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  25.069  $ 24.222   $ 19.562  $  17.204  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  24.047  $ 19.450   $ 17.131  $  18.756  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  24.851  $ 24.047   $ 19.450  $  17.131  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.931  $ 19.376   $ 17.083  $  18.722  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  24.707  $ 23.931   $ 19.376  $  17.083  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.816  $ 19.302   $ 17.035  $  18.687  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  24.563  $ 23.816   $ 19.302  $  17.035  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  23.588  $ 19.155   $ 16.939  $  18.619  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  24.279  $ 23.588   $ 19.155  $  16.939  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.361  $ 19.009   $ 16.843  $  18.552  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  23.998  $ 23.361   $ 19.009  $  16.843  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          1          1         -          -          -
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.830  $ 11.952   $ 10.487  $  11.476  $ 10.871   $      -  $       -
Accumulation unit value at end of period.............  $  15.336  $ 14.830   $ 11.952  $  10.487  $ 11.476   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.744  $ 11.901   $ 10.458  $  11.461  $ 10.868   $      -  $       -
Accumulation unit value at end of period.............  $  15.225  $ 14.744   $ 11.901  $  10.458  $ 11.461   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                   APP I-6

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.688  $ 11.867   $ 10.439  $  11.452  $ 10.866   $      -  $       -
Accumulation unit value at end of period.............  $  15.151  $ 14.688   $ 11.867  $  10.439  $ 11.452   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.631  $ 11.833   $ 10.420  $  11.442  $ 10.864   $      -  $       -
Accumulation unit value at end of period.............  $  15.078  $ 14.631   $ 11.833  $  10.420  $ 11.442   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.519  $ 11.766   $ 10.381  $  11.423  $ 10.860   $      -  $       -
Accumulation unit value at end of period.............  $  14.932  $ 14.519   $ 11.766  $  10.381  $ 11.423   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.408  $ 11.699   $ 10.343  $  11.403  $ 10.856   $      -  $       -
Accumulation unit value at end of period.............  $  14.788  $ 14.408   $ 11.699  $  10.343  $ 11.403   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         2          1          1         -          -          -
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.835  $ 11.948   $ 10.486  $  11.499  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.345  $ 14.835   $ 11.948  $  10.486  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.750  $ 11.898   $ 10.457  $  11.485  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.234  $ 14.750   $ 11.898  $  10.457  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.693  $ 11.864   $ 10.437  $  11.475  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.160  $ 14.693   $ 11.864  $  10.437  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.637  $ 11.830   $ 10.418  $  11.465  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.087  $ 14.637   $ 11.830  $  10.418  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.524  $ 11.763   $ 10.380  $  11.446  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.942  $ 14.524   $ 11.763  $  10.380  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                   APP I-7

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.413  $ 11.696   $ 10.341  $  11.426  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.797  $ 14.413   $ 11.696  $  10.341  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         -          -          -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.846  $ 12.339   $ 11.664  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.206  $ 16.846   $ 12.339  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        22         22          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.704  $ 12.253   $ 11.594  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.025  $ 16.704   $ 12.253  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.609  $ 12.195   $ 11.548  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.906  $ 16.609   $ 12.195  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.516  $ 12.139   $ 11.502  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.787  $ 16.516   $ 12.139  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.330  $ 12.026   $ 11.410  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.551  $ 16.330   $ 12.026  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        10          7          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.146  $ 11.914   $ 11.319  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.319  $ 16.146   $ 11.914  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        17         18          -         -          -          -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   8.876  $  7.873   $  6.857  $   8.254  $  7.381   $      -  $       -
Accumulation unit value at end of period.............  $   8.707  $  8.876   $  7.873  $   6.857  $  8.254   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          3          4         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.395  $ 11.011   $  9.604  $  11.578  $ 10.369   $      -  $       -
Accumulation unit value at end of period.............  $  12.141  $ 12.395   $ 11.011  $   9.604  $ 11.578   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7        15         15         16        14          -          -


                                   APP I-8

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   8.730  $  7.763   $  6.778  $   8.180  $  7.333   $      -  $       -
Accumulation unit value at end of period.............  $   8.543  $  8.730   $  7.763  $   6.778  $  8.180   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          4          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.209  $ 10.868   $  9.498  $  11.473  $ 10.296   $      -  $       -
Accumulation unit value at end of period.............  $  11.935  $ 12.209   $ 10.868  $   9.498  $ 11.473   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   8.559  $  7.634   $  6.685  $   8.092  $  7.276   $      -  $       -
Accumulation unit value at end of period.............  $   8.350  $  8.559   $  7.634  $   6.685  $  8.092   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        11          8          5         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.846  $ 10.587   $  9.289  $  11.266  $ 10.151   $      -  $       -
Accumulation unit value at end of period.............  $  11.534  $ 11.846   $ 10.587  $   9.289  $ 11.266   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        10         17         19        16          -          -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.904  $  8.978   $  7.901  $   9.950  $  9.673   $      -  $       -
Accumulation unit value at end of period.............  $  10.138  $ 10.904   $  8.978  $   7.901  $  9.950   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          7          7         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.761  $  8.874   $  7.821  $   9.864  $  9.604   $      -  $       -
Accumulation unit value at end of period.............  $   9.990  $ 10.761   $  8.874  $   7.821  $  9.864   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        16         15         19        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   6.633  $  5.475   $  4.830  $   6.098  $  5.943   $      -  $       -
Accumulation unit value at end of period.............  $   6.152  $  6.633   $  5.475  $   4.830  $  6.098   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          5          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.574  $  8.736   $  7.715  $   9.751  $  9.512   $      -  $       -
Accumulation unit value at end of period.............  $   9.797  $ 10.574   $  8.736  $   7.715  $  9.751   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         55        56         53         50        43          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   6.503  $  5.384   $  4.764  $   6.033  $  5.897   $      -  $       -
Accumulation unit value at end of period.............  $   6.013  $  6.503   $  5.384  $   4.764  $  6.033   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4          8         19        16          -          -


                                   APP I-9

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.467  $  8.683   $  7.698  $   9.769  $  9.568   $      -  $       -
Accumulation unit value at end of period.............  $   9.659  $ 10.467   $  8.683  $   7.698  $  9.769   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        45         43         40        42          -          -
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.132  $  7.503   $  6.565  $   6.873  $  6.201   $      -  $       -
Accumulation unit value at end of period.............  $  11.247  $ 10.132   $  7.503  $   6.565  $  6.873   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.031  $  7.439   $  6.519  $   6.835  $  6.176   $      -  $       -
Accumulation unit value at end of period.............  $  11.119  $ 10.031   $  7.439  $   6.519  $  6.835   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   9.736  $  7.228   $  6.340  $   6.654  $  6.019   $  5.093  $   4.987
Accumulation unit value at end of period.............  $  10.781  $  9.736   $  7.228  $   6.340  $  6.654   $  6.019  $   5.093
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $   9.899  $  7.356   $  6.459  $   6.786  $  6.144   $      -  $       -
Accumulation unit value at end of period.............  $  10.950  $  9.899   $  7.356  $   6.459  $  6.786   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.545  $  7.107   $  6.253  $   6.582  $  5.972   $  5.068  $   4.963
Accumulation unit value at end of period.............  $  10.538  $  9.545   $  7.107  $   6.253  $  6.582   $  5.972  $   5.068
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.639  $  7.192   $  6.340  $   6.687  $  6.079   $  5.170  $   5.063
Accumulation unit value at end of period.............  $  10.621  $  9.639   $  7.192  $   6.340  $  6.687   $  6.079  $   5.170
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         0          0          -
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.052  $ 14.204   $ 12.086  $  12.273  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  21.479  $ 19.052   $ 14.204  $  12.086  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         63        74         32         26         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.246  $ 17.356   $ 14.790  $  15.042  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  26.167  $ 23.246   $ 17.356  $  14.790  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        17          1          1         -          -          -


                                  APP I-10

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.366  $ 12.231   $ 10.433  $  10.622  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.404  $ 16.366   $ 12.231  $  10.433  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9        37         31         28         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  22.898  $ 17.130   $ 14.627  $  14.906  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  25.724  $ 22.898   $ 17.130  $  14.627  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5         19          9         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.044  $ 12.027   $ 10.290  $  10.507  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.989  $ 16.044   $ 12.027  $  10.290  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        31         31         19         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.216  $ 16.687   $ 14.306  $  14.637  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  24.859  $ 22.216   $ 16.687  $  14.306  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        26         26         20         -          -          -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.342  $  9.107   $  7.873  $   8.577  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.432  $ 12.342   $  9.107  $   7.873  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         38        36         42         42         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.867  $ 12.464   $ 10.792  $  11.775  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.329  $ 16.867   $ 12.464  $  10.792  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2         15          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.140  $  8.980   $  7.783  $   8.500  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.179  $ 12.140   $  8.980  $   7.783  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         2          3          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.614  $ 12.301   $ 10.673  $  11.668  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.018  $ 16.614   $ 12.301  $  10.673  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        12         13         19         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.902  $  8.830   $  7.676  $   8.409  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.881  $ 11.902   $  8.830  $   7.676  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18        19         16         12         -          -          -


                                  APP I-11

                                                                              YEAR ENDING DECEMBER 31,
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2014       2013       2012       2011        2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  16.119  $ 11.983   $ 10.438   $  11.457   $      -   $      -  $       -
Accumulation unit value at end of period...........  $  17.412  $ 16.119   $ 11.983   $  10.438   $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         10        12         13          16          -          -          -
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  14.734  $ 11.036   $  9.866   $  10.212   $  8.169   $      -  $       -
Accumulation unit value at end of period...........  $  14.624  $ 14.734   $ 11.036   $   9.866   $ 10.212   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          7         4          6           6          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  14.588  $ 10.943   $  9.797   $  10.156   $  8.137   $      -  $       -
Accumulation unit value at end of period...........  $  14.457  $ 14.588   $ 10.943   $   9.797   $ 10.156   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -        (0)        (0)         (0)         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.....  $  14.277  $ 10.720   $  9.607   $   9.969   $  7.995   $  5.605  $   5.450
Accumulation unit value at end of period...........  $  14.134  $ 14.277   $ 10.720   $   9.607   $  9.969   $  7.995  $   5.605
Number of accumulation units outstanding at end of
period (in thousands)..............................          2         5          4           2          2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  14.396  $ 10.820   $  9.707   $  10.082   $  8.094   $  5.680  $   5.523
Accumulation unit value at end of period...........  $  14.238  $ 14.396   $ 10.820   $   9.707   $ 10.082   $  8.094  $   5.680
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  13.997  $ 10.541   $  9.475   $   9.862   $  7.933   $      -  $       -
Accumulation unit value at end of period...........  $  13.815  $ 13.997   $ 10.541   $   9.475   $  9.862   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          1         1          2           3          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  14.018  $ 10.579   $  9.528   $   9.936   $  8.009   $  5.643  $   5.488
Accumulation unit value at end of period...........  $  13.809  $ 14.018   $ 10.579   $   9.528   $  9.936   $  8.009  $   5.643
Number of accumulation units outstanding at end of
period (in thousands)..............................          4         6          5           4          3          4          0
ALLIANZGI NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  12.472  $  9.744   $  8.595   $   8.380   $  7.448   $      -  $       -
Accumulation unit value at end of period...........  $  13.607  $ 12.472   $  9.744   $   8.595   $  8.380   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................        135       136        103          71         48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  12.367  $  9.676   $  8.548   $   8.346   $  7.429   $      -  $       -
Accumulation unit value at end of period...........  $  13.472  $ 12.367   $  9.676   $   8.548   $  8.346   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         49        57         33           -          -          -          -


                                  APP I-12

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.297  $  9.631   $  8.517  $   8.324  $  7.417   $      -  $       -
Accumulation unit value at end of period.............  $  13.382  $ 12.297   $  9.631  $   8.517  $  8.324   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         54        51         90         38        18          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.227  $  9.586   $  8.486  $   8.302  $  7.404   $  6.614  $   6.525
Accumulation unit value at end of period.............  $  13.293  $ 12.227   $  9.586  $   8.486  $  8.302   $  7.404  $   6.614
Number of accumulation units outstanding at end of
period (in thousands)................................         13        13         10         12        36         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.090  $  9.497   $  8.424  $   8.258  $  7.380   $  6.605  $   6.517
Accumulation unit value at end of period.............  $  13.117  $ 12.090   $  9.497  $   8.424  $  8.258   $  7.380  $   6.605
Number of accumulation units outstanding at end of
period (in thousands)................................         54        55         43         10        16          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.953  $  9.409   $  8.362  $   8.214  $  7.355   $  6.596  $   6.509
Accumulation unit value at end of period.............  $  12.944  $ 11.953   $  9.409  $   8.362  $  8.214   $  7.355  $   6.596
Number of accumulation units outstanding at end of
period (in thousands)................................        119       112        108        102        57         27          0
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.493  $ 10.480   $  9.689  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.794  $ 11.493   $ 10.480  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.443  $ 10.450   $  9.671  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.731  $ 11.443   $ 10.450  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.410  $ 10.431   $  9.660  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.689  $ 11.410   $ 10.431  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.377  $ 10.411   $  9.648  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.648  $ 11.377   $ 10.411  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.312  $ 10.372   $  9.624  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.565  $ 11.312   $ 10.372  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -


                                  APP I-13

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.247  $ 10.333   $  9.601  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.483  $ 11.247   $ 10.333  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
ALLIANZGI NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.204  $ 12.379   $ 11.276  $  11.098  $  8.930   $      -  $       -
Accumulation unit value at end of period.............  $  16.380  $ 16.204   $ 12.379  $  11.276  $ 11.098   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        36         43         33        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.066  $ 12.293   $ 11.214  $  11.054  $  8.908   $      -  $       -
Accumulation unit value at end of period.............  $  16.217  $ 16.066   $ 12.293  $  11.214  $ 11.054   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0         13          0         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.976  $ 12.235   $ 11.173  $  11.024  $  8.893   $  7.229  $   7.022
Accumulation unit value at end of period.............  $  16.109  $ 15.976   $ 12.235  $  11.173  $ 11.024   $  8.893  $   7.229
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8          6         11         5          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.885  $ 12.178   $ 11.132  $  10.995  $  8.878   $  7.224  $   7.018
Accumulation unit value at end of period.............  $  16.002  $ 15.885   $ 12.178  $  11.132  $ 10.995   $  8.878  $   7.224
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          2         14        12         20          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.706  $ 12.065   $ 11.051  $  10.936  $  8.849   $  7.215  $   7.009
Accumulation unit value at end of period.............  $  15.790  $ 15.706   $ 12.065  $  11.051  $ 10.936   $  8.849  $   7.215
Number of accumulation units outstanding at end of
period (in thousands)................................         28        25         22         19        17         12          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.529  $ 11.953   $ 10.970  $  10.878  $  8.819   $  7.205  $   7.000
Accumulation unit value at end of period.............  $  15.581  $ 15.529   $ 11.953  $  10.970  $ 10.878   $  8.819  $   7.205
Number of accumulation units outstanding at end of
period (in thousands)................................         13        19         22         29        26         21          0
AMERICAN CENTURY DIVERSIFIED BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.208  $ 11.568   $ 11.089  $  10.411  $ 10.101   $      -  $       -
Accumulation unit value at end of period.............  $  11.783  $ 11.208   $ 11.568  $  11.089  $ 10.411   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.143  $ 11.519   $ 11.058  $  10.398  $ 10.098   $      -  $       -
Accumulation unit value at end of period.............  $  11.698  $ 11.143   $ 11.519  $  11.058  $ 10.398   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-14

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.101  $ 11.486   $ 11.037  $  10.389  $ 10.096   $      -  $       -
Accumulation unit value at end of period.............  $  11.641  $ 11.101   $ 11.486  $  11.037  $ 10.389   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.058  $ 11.454   $ 11.017  $  10.380  $ 10.095   $      -  $       -
Accumulation unit value at end of period.............  $  11.585  $ 11.058   $ 11.454  $  11.017  $ 10.380   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.973  $ 11.389   $ 10.977  $  10.363  $ 10.091   $      -  $       -
Accumulation unit value at end of period.............  $  11.473  $ 10.973   $ 11.389  $  10.977  $ 10.363   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         3          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.889  $ 11.324   $ 10.936  $  10.345  $ 10.087   $      -  $       -
Accumulation unit value at end of period.............  $  11.362  $ 10.889   $ 11.324  $  10.936  $ 10.345   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          1         -          -          -
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.355  $ 22.202   $ 20.060  $  19.515  $ 17.356   $      -  $       -
Accumulation unit value at end of period.............  $  29.386  $ 26.355   $ 22.202  $  20.060  $ 19.515   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         64       156        928        916       787          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.988  $ 17.708   $ 16.023  $  15.611  $ 13.905   $      -  $       -
Accumulation unit value at end of period.............  $  23.367  $ 20.988   $ 17.708  $  16.023  $ 15.611   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        28         26          6         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.604  $ 10.644   $  9.641  $   9.403  $  8.383   $      -  $       -
Accumulation unit value at end of period.............  $  14.018  $ 12.604   $ 10.644  $   9.641  $  9.403   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         92        89         78         70       126          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.186  $ 19.601   $ 17.772  $  17.350  $ 15.484   $      -  $       -
Accumulation unit value at end of period.............  $  25.763  $ 23.186   $ 19.601  $  17.772  $ 17.350   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        30         60         55        55          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.356  $ 10.467   $  9.509  $   9.302  $  8.318   $      -  $       -
Accumulation unit value at end of period.............  $  13.702  $ 12.356   $ 10.467  $   9.509  $  9.302   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        47         27         21        16          -          -


                                  APP I-15

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.545  $ 16.589   $ 15.101  $  14.802  $ 13.263   $      -  $       -
Accumulation unit value at end of period.............  $  21.630  $ 19.545   $ 16.589  $  15.101  $ 14.802   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        32         43         44        31          -          -
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.618  $ 20.725   $ 18.330  $  18.637  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  29.381  $ 26.618   $ 20.725  $  18.330  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         9          4          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  26.426  $ 20.607   $ 18.252  $  18.586  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  29.125  $ 26.426   $ 20.607  $  18.252  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        17         15          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  26.299  $ 20.528   $ 18.201  $  18.553  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  28.956  $ 26.299   $ 20.528  $  18.201  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4         14          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  26.173  $ 20.450   $ 18.149  $  18.519  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  28.788  $ 26.173   $ 20.450  $  18.149  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  25.922  $ 20.294   $ 18.047  $  18.451  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  28.455  $ 25.922   $ 20.294  $  18.047  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.673  $ 20.140   $ 17.946  $  18.384  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  28.126  $ 25.673   $ 20.140  $  17.946  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          4          1         -          -          -
AMERICAN CENTURY MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.240  $ 13.358   $ 11.562  $  11.734  $ 10.997   $      -  $       -
Accumulation unit value at end of period.............  $  19.905  $ 17.240   $ 13.358  $  11.562  $ 11.734   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.141  $ 13.301   $ 11.530  $  11.720  $ 10.994   $      -  $       -
Accumulation unit value at end of period.............  $  19.761  $ 17.141   $ 13.301  $  11.530  $ 11.720   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          9          -         -          -          -


                                  APP I-16

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.075  $ 13.264   $ 11.509  $  11.710  $ 10.992   $      -  $       -
Accumulation unit value at end of period.............  $  19.665  $ 17.075   $ 13.264  $  11.509  $ 11.710   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.009  $ 13.226   $ 11.488  $  11.700  $ 10.990   $      -  $       -
Accumulation unit value at end of period.............  $  19.570  $ 17.009   $ 13.226  $  11.488  $ 11.700   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.879  $ 13.151   $ 11.445  $  11.680  $ 10.986   $      -  $       -
Accumulation unit value at end of period.............  $  19.381  $ 16.879   $ 13.151  $  11.445  $ 11.680   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.750  $ 13.076   $ 11.403  $  11.660  $ 10.982   $      -  $       -
Accumulation unit value at end of period.............  $  19.194  $ 16.750   $ 13.076  $  11.403  $ 11.660   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          3          1         1          -          -
AMERICAN CENTURY PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.813  $  9.862   $  9.910  $   9.959  $  9.991   $      -  $       -
Accumulation unit value at end of period.............  $   9.765  $  9.813   $  9.862  $   9.910  $  9.959   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        40          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $   9.757  $  9.819   $  9.883  $   9.946  $  9.988   $      -  $       -
Accumulation unit value at end of period.............  $   9.695  $  9.757   $  9.819  $   9.883  $  9.946   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   9.719  $  9.792   $  9.864  $   9.938  $  9.986   $      -  $       -
Accumulation unit value at end of period.............  $   9.648  $  9.719   $  9.792  $   9.864  $  9.938   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $   9.682  $  9.764   $  9.846  $   9.929  $  9.985   $      -  $       -
Accumulation unit value at end of period.............  $   9.601  $  9.682   $  9.764  $   9.846  $  9.929   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.608  $  9.708   $  9.810  $   9.912  $  9.981   $      -  $       -
Accumulation unit value at end of period.............  $   9.508  $  9.608   $  9.708  $   9.810  $  9.912   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         3         22         14        14          -          -


                                  APP I-17

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.534  $  9.653   $  9.774  $   9.896  $  9.977   $      -  $       -
Accumulation unit value at end of period.............  $   9.417  $  9.534   $  9.653  $   9.774  $  9.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        11          3          0         0          -          -
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.499  $ 18.305   $ 15.812  $  17.070  $ 13.872   $      -  $       -
Accumulation unit value at end of period.............  $  25.395  $ 24.499   $ 18.305  $  15.812  $ 17.070   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  24.147  $ 18.070   $ 15.632  $  16.901  $ 13.755   $      -  $       -
Accumulation unit value at end of period.............  $  24.993  $ 24.147   $ 18.070  $  15.632  $ 16.901   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         6          6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.061  $ 12.780   $ 11.067  $  11.977  $ 11.533   $      -  $       -
Accumulation unit value at end of period.............  $  17.641  $ 17.061   $ 12.780  $  11.067  $ 11.977   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.686  $ 17.761   $ 15.396  $  16.679  $ 13.601   $      -  $       -
Accumulation unit value at end of period.............  $  24.467  $ 23.686   $ 17.761  $  15.396  $ 16.679   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.865  $ 12.671   $ 11.006  $  11.947  $ 11.527   $      -  $       -
Accumulation unit value at end of period.............  $  17.387  $ 16.865   $ 12.671  $  11.006  $ 11.947   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          3          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.791  $ 17.158   $ 14.933  $  16.242  $ 13.298   $      -  $       -
Accumulation unit value at end of period.............  $  23.449  $ 22.791   $ 17.158  $  14.933  $ 16.242   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          5          3         1          -          -
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.840  $ 10.937   $  9.526  $   9.574  $  8.470   $      -  $       -
Accumulation unit value at end of period.............  $  16.501  $ 14.840   $ 10.937  $   9.526  $  9.574   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        31         10         11        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.221  $ 12.710   $ 11.087  $  11.159  $  9.887   $      -  $       -
Accumulation unit value at end of period.............  $  19.119  $ 17.221   $ 12.710  $  11.087  $ 11.159   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -


                                  APP I-18

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.597  $ 10.785   $  9.417  $   9.488  $  8.415   $  6.110  $   6.050
Accumulation unit value at end of period.............  $  16.190  $ 14.597   $ 10.785  $   9.417  $  9.488   $  8.415  $   6.110
Number of accumulation units outstanding at end of
period (in thousands)................................         39        37         58         60        47         12          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.962  $ 12.544   $ 10.964  $  11.058  $  9.817   $  7.135  $   7.065
Accumulation unit value at end of period.............  $  18.795  $ 16.962   $ 12.544  $  10.964  $ 11.058   $  9.817  $   7.135
Number of accumulation units outstanding at end of
period (in thousands)................................         15        20         22         13        13          5          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.311  $ 10.605   $  9.288  $   9.386  $  8.349   $  6.080  $   6.021
Accumulation unit value at end of period.............  $  15.825  $ 14.311   $ 10.605  $   9.288  $  9.386   $  8.349  $   6.080
Number of accumulation units outstanding at end of
period (in thousands)................................         41        36         20         22        18          8          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.457  $ 12.219   $ 10.723  $  10.858  $  9.678   $  7.062  $   6.994
Accumulation unit value at end of period.............  $  18.162  $ 16.457   $ 12.219  $  10.723  $ 10.858   $  9.678  $   7.062
Number of accumulation units outstanding at end of
period (in thousands)................................         50        40         45         39        24         33         13
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.011  $ 11.606   $ 10.247  $   9.950  $  8.878   $  7.390  $   7.305
Accumulation unit value at end of period.............  $  15.128  $ 14.011   $ 11.606  $  10.247  $  9.950   $  8.878  $   7.390
Number of accumulation units outstanding at end of
period (in thousands)................................        120       109        123        104        37         18         10
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.054  $ 13.318   $ 11.776  $  11.453  $ 10.233   $      -  $       -
Accumulation unit value at end of period.............  $  17.308  $ 16.054   $ 13.318  $  11.776  $ 11.453   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8         18          0        29          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.782  $ 11.445   $ 10.130  $   9.861  $  8.820   $  7.360  $   7.276
Accumulation unit value at end of period.............  $  14.843  $ 13.782   $ 11.445  $  10.130  $  9.861   $  8.820  $   7.360
Number of accumulation units outstanding at end of
period (in thousands)................................         61        66         54         65        64         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.813  $ 13.144   $ 11.646  $  11.348  $ 10.161   $  8.488  $   8.391
Accumulation unit value at end of period.............  $  17.014  $ 15.813   $ 13.144  $  11.646  $ 11.348   $ 10.161  $   8.488
Number of accumulation units outstanding at end of
period (in thousands)................................          9         9         20         28        26         25         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.511  $ 11.254   $  9.990  $   9.755  $  8.751   $  7.325  $   7.242
Accumulation unit value at end of period.............  $  14.508  $ 13.511   $ 11.254  $   9.990  $  9.755   $  8.751  $   7.325
Number of accumulation units outstanding at end of
period (in thousands)................................        101        80         91        121        82         44          2


                                  APP I-19

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.342  $ 12.804   $ 11.389  $  11.143  $ 10.017   $  8.401  $   8.306
Accumulation unit value at end of period.............  $  16.441  $ 15.342   $ 12.804  $  11.389  $ 11.143   $ 10.017  $   8.401
Number of accumulation units outstanding at end of
period (in thousands)................................        159       177        193        195       210        218         32
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.240  $ 10.436   $  9.372  $   9.019  $  8.081   $      -  $       -
Accumulation unit value at end of period.............  $  14.780  $ 13.240   $ 10.436  $   9.372  $  9.019   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        10         15         12         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.047  $ 12.668   $ 11.394  $  10.980  $  9.854   $      -  $       -
Accumulation unit value at end of period.............  $  17.887  $ 16.047   $ 12.668  $  11.394  $ 10.980   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5          3          1         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.023  $ 10.290   $  9.265  $   8.938  $  8.029   $  6.492  $   6.371
Accumulation unit value at end of period.............  $  14.502  $ 13.023   $ 10.290  $   9.265  $  8.938   $  8.029  $   6.492
Number of accumulation units outstanding at end of
period (in thousands)................................         27        29         80         65        17          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.806  $ 12.502   $ 11.268  $  10.881  $  9.784   $  7.920  $   7.772
Accumulation unit value at end of period.............  $  17.584  $ 15.806   $ 12.502  $  11.268  $ 10.881   $  9.784  $   7.920
Number of accumulation units outstanding at end of
period (in thousands)................................          5         9          8          4         3          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.767  $ 10.119   $  9.138  $   8.841  $  7.966   $  6.461  $   6.341
Accumulation unit value at end of period.............  $  14.174  $ 12.767   $ 10.119  $   9.138  $  8.841   $  7.966  $   6.461
Number of accumulation units outstanding at end of
period (in thousands)................................         46        40         37         38        38          7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.335  $ 12.178   $ 11.020  $  10.684  $  9.645   $  7.839  $   7.693
Accumulation unit value at end of period.............  $  16.991  $ 15.335   $ 12.178  $  11.020  $ 10.684   $  9.645  $   7.839
Number of accumulation units outstanding at end of
period (in thousands)................................         79        71         64         48        37         46          9
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.769  $ 10.330   $  9.318  $   9.139  $  8.452   $  7.092  $   6.950
Accumulation unit value at end of period.............  $  12.439  $ 11.769   $ 10.330  $   9.318  $  9.139   $  8.452  $   7.092
Number of accumulation units outstanding at end of
period (in thousands)................................        250       178        340        312       229        194        147
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.496  $ 12.742   $ 11.511  $  11.308  $ 10.473   $      -  $       -
Accumulation unit value at end of period.............  $  15.298  $ 14.496   $ 12.742  $  11.511  $ 11.308   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9        43         69         29       130          -          -


                                  APP I-20

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.745  $ 10.335   $  9.345  $   9.189  $  8.520   $  7.167  $   7.023
Accumulation unit value at end of period.............  $  12.383  $ 11.745   $ 10.335  $   9.345  $  9.189   $  8.520  $   7.167
Number of accumulation units outstanding at end of
period (in thousands)................................        137       132        145        145        96         38          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.278  $ 12.576   $ 11.384  $  11.205  $ 10.399   $  8.756  $   8.581
Accumulation unit value at end of period.............  $  15.039  $ 14.278   $ 12.576  $  11.384  $ 11.205   $ 10.399  $   8.756
Number of accumulation units outstanding at end of
period (in thousands)................................        163       156        167        173       179        153        106
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.524  $ 10.171   $  9.225  $   9.098  $  8.460   $  7.138  $   6.996
Accumulation unit value at end of period.............  $  12.113  $ 11.524   $ 10.171  $   9.225  $  9.098   $  8.460  $   7.138
Number of accumulation units outstanding at end of
period (in thousands)................................        304       316        228        216       183         84         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.853  $ 12.250   $ 11.133  $  11.002  $ 10.252   $  8.667  $   8.495
Accumulation unit value at end of period.............  $  14.532  $ 13.853   $ 12.250  $  11.133  $ 11.002   $ 10.252  $   8.667
Number of accumulation units outstanding at end of
period (in thousands)................................        365       386        439        461       444        410        154
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.288  $ 16.376   $ 13.857  $  15.110  $ 14.107   $      -  $       -
Accumulation unit value at end of period.............  $  20.925  $ 20.288   $ 16.376  $  13.857  $ 15.110   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        216       202        237        235       172          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.010  $ 16.176   $ 13.708  $  14.971  $ 13.998   $      -  $       -
Accumulation unit value at end of period.............  $  20.608  $ 20.010   $ 16.176  $  13.708  $ 14.971   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         57        74         65         48        58          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.001  $  9.711   $  8.238  $   9.006  $  8.429   $      -  $       -
Accumulation unit value at end of period.............  $  12.347  $ 12.001   $  9.711  $   8.238  $  9.006   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        176       167        204        164        91          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.647  $ 15.914   $ 13.513  $  14.787  $ 13.854   $      -  $       -
Accumulation unit value at end of period.............  $  20.193  $ 19.647   $ 15.914  $  13.513  $ 14.787   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        149       142        143        126       127          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.766  $  9.549   $  8.125  $   8.909  $  8.363   $      -  $       -
Accumulation unit value at end of period.............  $  12.069  $ 11.766   $  9.549  $   8.125  $  8.909   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        225       258        191        204       208          -          -


                                  APP I-21

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.939  $ 15.402   $ 13.131  $  14.427  $ 13.570   $      -  $       -
Accumulation unit value at end of period.............  $  19.388  $ 18.939   $ 15.402  $  13.131  $ 14.427   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        180       171        206        197       158          -          -
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.012  $ 19.307   $ 16.321  $  19.041  $ 17.544   $ 12.711  $  12.405
Accumulation unit value at end of period.............  $  22.229  $ 23.012   $ 19.307  $  16.321  $ 19.041   $ 17.544  $  12.711
Number of accumulation units outstanding at end of
period (in thousands)................................        133       179        133        114       100         52         44
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  21.833  $ 18.345   $ 15.531  $  18.147  $ 16.745   $      -  $       -
Accumulation unit value at end of period.............  $  21.059  $ 21.833   $ 18.345  $  15.531  $ 18.147   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         53        40         33         17        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.345  $  9.543   $  8.087  $   9.458  $  8.737   $  6.346  $   6.193
Accumulation unit value at end of period.............  $  10.932  $ 11.345   $  9.543  $   8.087  $  9.458   $  8.737  $   6.346
Number of accumulation units outstanding at end of
period (in thousands)................................        164       148        176        136       100         48          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  22.026  $ 18.545   $ 15.732  $  18.418  $ 17.029   $ 12.382  $  12.085
Accumulation unit value at end of period.............  $  21.203  $ 22.026   $ 18.545  $  15.732  $ 18.418   $ 17.029  $  12.382
Number of accumulation units outstanding at end of
period (in thousands)................................         79        86         87        109       103        104         49
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.123  $  9.383   $  7.976  $   9.356  $  8.669   $  6.315  $   6.164
Accumulation unit value at end of period.............  $  10.686  $ 11.123   $  9.383  $   7.976  $  9.356   $  8.669  $   6.315
Number of accumulation units outstanding at end of
period (in thousands)................................        199       215        160        128        88         43         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.951  $ 17.710   $ 15.084  $  17.730  $ 16.460   $ 12.015  $  11.729
Accumulation unit value at end of period.............  $  20.088  $ 20.951   $ 17.710  $  15.084  $ 17.730   $ 16.460  $  12.015
Number of accumulation units outstanding at end of
period (in thousands)................................        165       167        188        178       163        136         52
AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.417  $ 10.286   $  8.852  $   9.099  $  8.043   $  6.081  $   5.987
Accumulation unit value at end of period.............  $  14.493  $ 13.417   $ 10.286  $   8.852  $  9.099   $  8.043  $   6.081
Number of accumulation units outstanding at end of
period (in thousands)................................        322       362        360        312       167        139         79
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.572  $ 12.725   $ 10.967  $  11.289  $  9.994   $      -  $       -
Accumulation unit value at end of period.............  $  17.874  $ 16.572   $ 12.725  $  10.967  $ 11.289   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         50       102        121         57        78          -          -


                                  APP I-22

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.197  $ 10.143   $  8.751  $   9.017  $  7.991   $  6.057  $   5.963
Accumulation unit value at end of period.............  $  14.219  $ 13.197   $ 10.143  $   8.751  $  9.017   $  7.991  $   6.057
Number of accumulation units outstanding at end of
period (in thousands)................................        135       127        121        118        99         34          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.323  $ 12.559   $ 10.846  $  11.187  $  9.923   $  7.529  $   7.413
Accumulation unit value at end of period.............  $  17.570  $ 16.323   $ 12.559  $  10.846  $ 11.187   $  9.923  $   7.529
Number of accumulation units outstanding at end of
period (in thousands)................................          8        25         35         65        61         63         34
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.938  $  9.974   $  8.631  $   8.920  $  7.928   $  6.027  $   5.935
Accumulation unit value at end of period.............  $  13.899  $ 12.938   $  9.974  $   8.631  $  8.920   $  7.928  $   6.027
Number of accumulation units outstanding at end of
period (in thousands)................................        268       271        184        144       118         75         15
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.837  $ 12.233   $ 10.607  $  10.984  $  9.783   $  7.452  $   7.339
Accumulation unit value at end of period.............  $  16.979  $ 15.837   $ 12.233  $  10.607  $ 10.984   $  9.783  $   7.452
Number of accumulation units outstanding at end of
period (in thousands)................................        187       206        261        274       285        246         43
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.737  $ 10.920   $  9.116  $   9.951  $  8.901   $  6.526  $   6.375
Accumulation unit value at end of period.............  $  14.058  $ 13.737   $ 10.920  $   9.116  $  9.951   $  8.901  $   6.526
Number of accumulation units outstanding at end of
period (in thousands)................................        110        99         84         69        54         31         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.315  $ 13.786   $ 11.525  $  12.599  $ 11.287   $      -  $       -
Accumulation unit value at end of period.............  $  17.693  $ 17.315   $ 13.786  $  11.525  $ 12.599   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2        14         33         11        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.512  $ 10.768   $  9.011  $   9.861  $  8.843   $  6.499  $   6.350
Accumulation unit value at end of period.............  $  13.793  $ 13.512   $ 10.768  $   9.011  $  9.861   $  8.843  $   6.499
Number of accumulation units outstanding at end of
period (in thousands)................................         47        33         33         29        15         10          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.055  $ 13.606   $ 11.397  $  12.485  $ 11.207   $  8.245  $   8.055
Accumulation unit value at end of period.............  $  17.393  $ 17.055   $ 13.606  $  11.397  $ 12.485   $ 11.207  $   8.245
Number of accumulation units outstanding at end of
period (in thousands)................................         39        46         43         56        50         49         16
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.247  $ 10.589   $  8.887  $   9.755  $  8.774   $  6.468  $   6.320
Accumulation unit value at end of period.............  $  13.482  $ 13.247   $ 10.589  $   8.887  $  9.755   $  8.774  $   6.468
Number of accumulation units outstanding at end of
period (in thousands)................................        101        84         71         63        57         37          8


                                  APP I-23

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.547  $ 13.253   $ 11.146  $  12.259  $ 11.048   $  8.161  $   7.974
Accumulation unit value at end of period.............  $  16.807  $ 16.547   $ 13.253  $  11.146  $ 12.259   $ 11.048  $   8.161
Number of accumulation units outstanding at end of
period (in thousands)................................         92       106        100        100        82         67         14
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.537  $  9.771   $  8.076  $   9.506  $  7.672   $  5.036  $   4.910
Accumulation unit value at end of period.............  $  12.660  $ 12.537   $  9.771  $   8.076  $  9.506   $  7.672  $   5.036
Number of accumulation units outstanding at end of
period (in thousands)................................         32        27         13          7        28         26         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.870  $ 13.168   $ 10.900  $  12.849  $ 10.385   $      -  $       -
Accumulation unit value at end of period.............  $  17.010  $ 16.870   $ 13.168  $  10.900  $ 12.849   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2         11          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.334  $  9.637   $  7.986  $   9.422  $  7.624   $  5.017  $   4.892
Accumulation unit value at end of period.............  $  12.424  $ 12.334   $  9.637  $   7.986  $  9.422   $  7.624  $   5.017
Number of accumulation units outstanding at end of
period (in thousands)................................          7         5          4         11         8          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.617  $ 12.996   $ 10.780  $  12.732  $ 10.312   $  6.793  $   6.624
Accumulation unit value at end of period.............  $  16.721  $ 16.617   $ 12.996  $  10.780  $ 12.732   $ 10.312  $   6.793
Number of accumulation units outstanding at end of
period (in thousands)................................          1         4          5         11         8          7          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.096  $  9.479   $  7.878  $   9.324  $  7.566   $  4.994  $   4.870
Accumulation unit value at end of period.............  $  12.147  $ 12.096   $  9.479  $   7.878  $  9.324   $  7.566  $   4.994
Number of accumulation units outstanding at end of
period (in thousands)................................         12         9          5         13        10          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.121  $ 12.659   $ 10.542  $  12.501  $ 10.166   $  6.723  $   6.557
Accumulation unit value at end of period.............  $  16.157  $ 16.121   $ 12.659  $  10.542  $ 12.501   $ 10.166  $   6.723
Number of accumulation units outstanding at end of
period (in thousands)................................         14        16         16         16        16         19          5
AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.490  $ 11.819   $ 11.253  $  10.654  $ 10.012   $  8.783  $   8.694
Accumulation unit value at end of period.............  $  12.029  $ 11.490   $ 11.819  $  11.253  $ 10.654   $ 10.012  $   8.783
Number of accumulation units outstanding at end of
period (in thousands)................................        115        87        102         94        66         56         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.055  $ 12.418   $ 11.842  $  11.228  $ 10.567   $      -  $       -
Accumulation unit value at end of period.............  $  12.601  $ 12.055   $ 12.418  $  11.842  $ 11.228   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        46         64         39        44          -          -


                                  APP I-24

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.302  $ 11.654   $ 11.124  $  10.558  $  9.947   $  8.748  $   8.659
Accumulation unit value at end of period.............  $  11.802  $ 11.302   $ 11.654  $  11.124  $ 10.558   $  9.947  $   8.748
Number of accumulation units outstanding at end of
period (in thousands)................................         43        40         40         40        47          7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.874  $ 12.257   $ 11.711  $  11.126  $ 10.492   $  9.237  $   9.144
Accumulation unit value at end of period.............  $  12.387  $ 11.874   $ 12.257  $  11.711  $ 11.126   $ 10.492  $   9.237
Number of accumulation units outstanding at end of
period (in thousands)................................         27        26         32         44        62         50         29
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.080  $ 11.460   $ 10.972  $  10.444  $  9.869   $  8.706  $   8.619
Accumulation unit value at end of period.............  $  11.536  $ 11.080   $ 11.460  $  10.972  $ 10.444   $  9.869  $   8.706
Number of accumulation units outstanding at end of
period (in thousands)................................         67        76         73         78        73         64         18
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.520  $ 11.939   $ 11.453  $  10.925  $ 10.344   $  9.142  $   9.052
Accumulation unit value at end of period.............  $  11.970  $ 11.520   $ 11.939  $  11.453  $ 10.925   $ 10.344  $   9.142
Number of accumulation units outstanding at end of
period (in thousands)................................        127       154        173        187       202        211         59
AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.468  $ 14.664   $ 12.261  $  12.991  $ 11.662   $  8.739  $   8.633
Accumulation unit value at end of period.............  $  21.103  $ 19.468   $ 14.664  $  12.261  $ 12.991   $ 11.662  $   8.739
Number of accumulation units outstanding at end of
period (in thousands)................................        309       282        343        374       375        204        109
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.252  $ 15.277   $ 12.793  $  13.575  $ 12.204   $      -  $       -
Accumulation unit value at end of period.............  $  21.920  $ 20.252   $ 15.277  $  12.793  $ 13.575   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        103       125        147         93        90          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.470  $ 10.171   $  8.526  $   9.056  $  8.150   $  6.122  $   6.049
Accumulation unit value at end of period.............  $  14.565  $ 13.470   $ 10.171  $   8.526  $  9.056   $  8.150  $   6.122
Number of accumulation units outstanding at end of
period (in thousands)................................        291       292        327        345       207         83         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.634  $ 14.085   $ 11.818  $  12.566  $ 11.320   $  8.512  $   8.410
Accumulation unit value at end of period.............  $  20.129  $ 18.634   $ 14.085  $  11.818  $ 12.566   $ 11.320  $   8.512
Number of accumulation units outstanding at end of
period (in thousands)................................        228       220        206        283       324        316        250
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.206  $ 10.002   $  8.409  $   8.959  $  8.086   $  6.093  $   6.021
Accumulation unit value at end of period.............  $  14.236  $ 13.206   $ 10.002  $   8.409  $  8.959   $  8.086  $   6.093
Number of accumulation units outstanding at end of
period (in thousands)................................        396       376        304        344       329        226         31


                                  APP I-25

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.725  $ 13.451   $ 11.332  $  12.097  $ 10.941   $  8.260  $   8.163
Accumulation unit value at end of period.............  $  19.070  $ 17.725   $ 13.451  $  11.332  $ 12.097   $ 10.941  $   8.260
Number of accumulation units outstanding at end of
period (in thousands)................................        388       443        520        495       492        482        190
AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.619  $ 10.769   $  9.699  $   9.267  $  8.345   $  6.763  $   6.618
Accumulation unit value at end of period.............  $  13.562  $ 12.619   $ 10.769  $   9.699  $  9.267   $  8.345  $   6.763
Number of accumulation units outstanding at end of
period (in thousands)................................        392       303        287        245       105         96         53
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.196  $ 12.988   $ 11.715  $  11.209  $ 10.110   $      -  $       -
Accumulation unit value at end of period.............  $  16.307  $ 15.196   $ 12.988  $  11.715  $ 11.209   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         49        94        101         72        92          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.412  $ 10.619   $  9.588  $   9.183  $  8.291   $  6.736  $   6.592
Accumulation unit value at end of period.............  $  13.307  $ 12.412   $ 10.619  $   9.588  $  9.183   $  8.291  $   6.736
Number of accumulation units outstanding at end of
period (in thousands)................................        132       113        163        169        62         12          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.967  $ 12.818   $ 11.586  $  11.107  $ 10.038   $  8.163  $   7.989
Accumulation unit value at end of period.............  $  16.031  $ 14.967   $ 12.818  $  11.586  $ 11.107   $ 10.038  $   8.163
Number of accumulation units outstanding at end of
period (in thousands)................................         57        43         36         50        57         54         27
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.168  $ 10.442   $  9.457  $   9.084  $  8.226   $  6.703  $   6.561
Accumulation unit value at end of period.............  $  13.007  $ 12.168   $ 10.442  $   9.457  $  9.084   $  8.226  $   6.703
Number of accumulation units outstanding at end of
period (in thousands)................................        129       136        104         88        75         15          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.521  $ 12.486   $ 11.330  $  10.906  $  9.896   $  8.080  $   7.909
Accumulation unit value at end of period.............  $  15.491  $ 14.521   $ 12.486  $  11.330  $ 10.906   $  9.896  $   8.080
Number of accumulation units outstanding at end of
period (in thousands)................................        134       154        164        175       156        162         33
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.855  $  9.792   $  8.543  $   8.771  $  7.978   $  6.327  $   6.223
Accumulation unit value at end of period.............  $  14.285  $ 12.855   $  9.792  $   8.543  $  8.771   $  7.978  $   6.327
Number of accumulation units outstanding at end of
period (in thousands)................................        140        69         89         79        69         41         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.270  $ 11.649   $ 10.179  $  10.466  $  9.534   $      -  $       -
Accumulation unit value at end of period.............  $  16.944  $ 15.270   $ 11.649  $  10.179  $ 10.466   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         36        87        109         85        76          -          -


                                  APP I-26

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.645  $  9.656   $  8.445  $   8.692  $  7.926   $  6.302  $   6.198
Accumulation unit value at end of period.............  $  14.016  $ 12.645   $  9.656  $   8.445  $  8.692   $  7.926  $   6.302
Number of accumulation units outstanding at end of
period (in thousands)................................         79        66         41         52        52         39          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.041  $ 11.497   $ 10.066  $  10.371  $  9.466   $  7.534  $   7.410
Accumulation unit value at end of period.............  $  16.656  $ 15.041   $ 11.497  $  10.066  $ 10.371   $  9.466  $   7.534
Number of accumulation units outstanding at end of
period (in thousands)................................         25        52         48         62        81         93         67
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.396  $  9.495   $  8.329  $   8.599  $  7.864   $  6.272  $   6.169
Accumulation unit value at end of period.............  $  13.700  $ 12.396   $  9.495  $   8.329  $  8.599   $  7.864  $   6.272
Number of accumulation units outstanding at end of
period (in thousands)................................         78       105        102         92        68         38         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.593  $ 11.199   $  9.844  $  10.183  $  9.332   $  7.457  $   7.335
Accumulation unit value at end of period.............  $  16.095  $ 14.593   $ 11.199  $   9.844  $ 10.183   $  9.332  $   7.457
Number of accumulation units outstanding at end of
period (in thousands)................................        166       174        180        156       143        129         25
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.681  $ 11.024   $  8.965  $   9.579  $  8.518   $  5.915  $   5.884
Accumulation unit value at end of period.............  $  16.261  $ 15.681   $ 11.024  $   8.965  $  9.579   $  8.518  $   5.915
Number of accumulation units outstanding at end of
period (in thousands)................................         34        32         27         30        31         26         19
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.563  $ 13.773   $ 11.217  $  12.004  $ 10.690   $      -  $       -
Accumulation unit value at end of period.............  $  20.255  $ 19.563   $ 13.773  $  11.217  $ 12.004   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        10          4          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.424  $ 10.871   $  8.862  $   9.493  $  8.463   $  5.891  $   5.861
Accumulation unit value at end of period.............  $  15.955  $ 15.424   $ 10.871  $   8.862  $  9.493   $  8.463  $   5.891
Number of accumulation units outstanding at end of
period (in thousands)................................          5         9          4          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.269  $ 13.594   $ 11.093  $  11.895  $ 10.614   $  7.396  $   7.359
Accumulation unit value at end of period.............  $  19.911  $ 19.269   $ 13.594  $  11.093  $ 11.895   $ 10.614  $   7.396
Number of accumulation units outstanding at end of
period (in thousands)................................          5         1          4          0         7          6          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.121  $ 10.689   $  8.740  $   9.391  $  8.397   $  5.863  $   5.833
Accumulation unit value at end of period.............  $  15.594  $ 15.121   $ 10.689  $   8.740  $  9.391   $  8.397  $   5.863
Number of accumulation units outstanding at end of
period (in thousands)................................         29        29         21         20        21          7          4


                                  APP I-27

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.695  $ 13.241   $ 10.849  $  11.680  $ 10.464   $  7.321  $   7.284
Accumulation unit value at end of period.............  $  19.241  $ 18.695   $ 13.241  $  10.849  $ 11.680   $ 10.464  $   7.321
Number of accumulation units outstanding at end of
period (in thousands)................................         29        29         26         24        19         19          5
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.965  $  9.911   $  8.887  $   8.373  $  7.449   $      -  $       -
Accumulation unit value at end of period.............  $  14.297  $ 12.965   $  9.911  $   8.887  $  8.373   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        18         60         42        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.738  $ 12.049   $ 10.820  $  10.209  $  9.097   $      -  $       -
Accumulation unit value at end of period.............  $  17.328  $ 15.738   $ 12.049  $  10.820  $ 10.209   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        16         21         16        28          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.752  $  9.773   $  8.785  $   8.297  $  7.401   $  6.286  $   6.160
Accumulation unit value at end of period.............  $  14.027  $ 12.752   $  9.773  $   8.785  $  8.297   $  7.401  $   6.286
Number of accumulation units outstanding at end of
period (in thousands)................................         25        18         14         47        36         24          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.501  $ 11.892   $ 10.700  $  10.116  $  9.032   $  7.679  $   7.526
Accumulation unit value at end of period.............  $  17.034  $ 15.501   $ 11.892  $  10.700  $ 10.116   $  9.032  $   7.679
Number of accumulation units outstanding at end of
period (in thousands)................................         31        31         32         38        19         16         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.502  $  9.610   $  8.664  $   8.208  $  7.343   $  6.256  $   6.131
Accumulation unit value at end of period.............  $  13.711  $ 12.502   $  9.610  $   8.664  $  8.208   $  7.343  $   6.256
Number of accumulation units outstanding at end of
period (in thousands)................................         65        53         36         30        25         13          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.039  $ 11.584   $ 10.465  $   9.933  $  8.904   $  7.601  $   7.450
Accumulation unit value at end of period.............  $  16.460  $ 15.039   $ 11.584  $  10.465  $  9.933   $  8.904  $   7.601
Number of accumulation units outstanding at end of
period (in thousands)................................         74        88         97         85        96         93         36
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.728  $ 14.314   $ 12.541  $  13.935  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.033  $ 18.728   $ 14.314  $  12.541  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.621  $ 14.253   $ 12.507  $  13.910  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.888  $ 18.621   $ 14.253  $  12.507  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-28

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  18.549  $ 14.213   $ 12.484  $  13.894  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.792  $ 18.549   $ 14.213  $  12.484  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.478  $ 14.172   $ 12.461  $  13.878  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.697  $ 18.478   $ 14.172  $  12.461  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.337  $ 14.092   $ 12.415  $  13.845  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.507  $ 18.337   $ 14.092  $  12.415  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          4          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.196  $ 14.012   $ 12.369  $  13.812  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.319  $ 18.196   $ 14.012  $  12.369  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          4          3         -          -          -
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.378  $ 12.220   $ 11.829  $  12.970  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.078  $ 15.378   $ 12.220  $  11.829  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.290  $ 12.168   $ 11.797  $  12.948  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.976  $ 15.290   $ 12.168  $  11.797  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.231  $ 12.133   $ 11.775  $  12.932  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.908  $ 15.231   $ 12.133  $  11.775  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.173  $ 12.099   $ 11.753  $  12.917  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.841  $ 15.173   $ 12.099  $  11.753  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.056  $ 12.030   $ 11.710  $  12.887  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.708  $ 15.056   $ 12.030  $  11.710  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          2          1         -          -          -


                                  APP I-29

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.941  $ 11.962   $ 11.667  $  12.856  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.575  $ 14.941   $ 11.962  $  11.667  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.947  $ 13.475   $ 11.891  $  12.761  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.515  $ 17.947   $ 13.475  $  11.891  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.844  $ 13.418   $ 11.858  $  12.738  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.374  $ 17.844   $ 13.418  $  11.858  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.775  $ 13.380   $ 11.836  $  12.723  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.280  $ 17.775   $ 13.380  $  11.836  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          7          7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.707  $ 13.342   $ 11.815  $  12.708  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.187  $ 17.707   $ 13.342  $  11.815  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.571  $ 13.266   $ 11.771  $  12.678  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.002  $ 17.571   $ 13.266  $  11.771  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        33         14          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.437  $ 13.191   $ 11.728  $  12.648  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.819  $ 17.437   $ 13.191  $  11.728  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          5          4         -          -          -
BLACKROCK CAPITAL APPRECIATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  25.707  $ 19.309   $ 17.034  $  18.840  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.714  $ 25.707   $ 19.309  $  17.034  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  25.521  $ 19.199   $ 16.962  $  18.789  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.473  $ 25.521   $ 19.199  $  16.962  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        12         13          -         -          -          -


                                  APP I-30

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  25.399  $ 19.125   $ 16.914  $  18.754  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.314  $ 25.399   $ 19.125  $  16.914  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  25.277  $ 19.052   $ 16.866  $  18.720  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.155  $ 25.277   $ 19.052  $  16.866  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  25.034  $ 18.907   $ 16.771  $  18.652  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  26.841  $ 25.034   $ 18.907  $  16.771  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.794  $ 18.763   $ 16.677  $  18.584  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  26.530  $ 24.794   $ 18.763  $  16.677  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          1          2         -          -          -
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  25.658  $ 20.738   $ 18.622  $  17.723  $ 15.774   $      -  $       -
Accumulation unit value at end of period.............  $  27.843  $ 25.658   $ 20.738  $  18.622  $ 17.723   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        16         21         21        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  25.473  $ 20.619   $ 18.543  $  17.674  $ 15.755   $      -  $       -
Accumulation unit value at end of period.............  $  27.601  $ 25.473   $ 20.619  $  18.543  $ 17.674   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        29         27          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  25.351  $ 20.540   $ 18.491  $  17.642  $ 15.742   $      -  $       -
Accumulation unit value at end of period.............  $  27.441  $ 25.351   $ 20.540  $  18.491  $ 17.642   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          6          7         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  25.229  $ 20.462   $ 18.439  $  17.610  $ 15.729   $      -  $       -
Accumulation unit value at end of period.............  $  27.281  $ 25.229   $ 20.462  $  18.439  $ 17.610   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         2          1         15         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  24.987  $ 20.306   $ 18.335  $  17.546  $ 15.703   $      -  $       -
Accumulation unit value at end of period.............  $  26.966  $ 24.987   $ 20.306  $  18.335  $ 17.546   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16         7          6          7         4          -          -


                                  APP I-31

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.747  $ 20.152   $ 18.232  $  17.482  $ 15.677   $      -  $       -
Accumulation unit value at end of period.............  $  26.654  $ 24.747   $ 20.152  $  18.232  $ 17.482   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        31         22         12         5          -          -
BLACKROCK FLEXIBLE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.668  $ 21.660   $ 19.622  $  20.883  $ 17.404   $      -  $       -
Accumulation unit value at end of period.............  $  26.736  $ 26.668   $ 21.660  $  19.622  $ 20.883   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  26.476  $ 21.536   $ 19.539  $  20.826  $ 17.382   $      -  $       -
Accumulation unit value at end of period.............  $  26.503  $ 26.476   $ 21.536  $  19.539  $ 20.826   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  26.348  $ 21.454   $ 19.484  $  20.788  $ 17.368   $      -  $       -
Accumulation unit value at end of period.............  $  26.349  $ 26.348   $ 21.454  $  19.484  $ 20.788   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  26.222  $ 21.372   $ 19.429  $  20.750  $ 17.354   $      -  $       -
Accumulation unit value at end of period.............  $  26.196  $ 26.222   $ 21.372  $  19.429  $ 20.750   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  25.970  $ 21.209   $ 19.320  $  20.675  $ 17.325   $      -  $       -
Accumulation unit value at end of period.............  $  25.893  $ 25.970   $ 21.209  $  19.320  $ 20.675   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.721  $ 21.048   $ 19.211  $  20.600  $ 17.297   $      -  $       -
Accumulation unit value at end of period.............  $  25.593  $ 25.721   $ 21.048  $  19.211  $ 20.600   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          1         0          -          -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.615  $ 12.836   $ 11.726  $  12.238  $ 11.197   $      -  $       -
Accumulation unit value at end of period.............  $  14.814  $ 14.615   $ 12.836  $  11.726  $ 12.238   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        137       140        211        156       188          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.356  $ 14.386   $ 13.162  $  13.758  $ 12.606   $      -  $       -
Accumulation unit value at end of period.............  $  16.554  $ 16.356   $ 14.386  $  13.162  $ 13.758   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        13          4          -         -          -          -


                                  APP I-32

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.337  $ 11.743   $ 10.754  $  11.252  $ 10.320   $      -  $       -
Accumulation unit value at end of period.............  $  13.485  $ 13.337   $ 11.743  $  10.754  $ 11.252   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         68        65         57         60        25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.111  $ 14.199   $ 13.017  $  13.633  $ 12.517   $      -  $       -
Accumulation unit value at end of period.............  $  16.274  $ 16.111   $ 14.199  $  13.017  $ 13.633   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         37        30         36         35        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.075  $ 11.547   $ 10.606  $  11.131  $ 10.240   $      -  $       -
Accumulation unit value at end of period.............  $  13.181  $ 13.075   $ 11.547  $  10.606  $ 11.131   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        139       131        100         77        59          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.631  $ 13.832   $ 12.731  $  13.388  $ 12.340   $      -  $       -
Accumulation unit value at end of period.............  $  15.726  $ 15.631   $ 13.832  $  12.731  $ 13.388   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        125       117        128         98        62          -          -
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.235  $ 11.714   $  9.974  $  11.713  $ 10.614   $      -  $       -
Accumulation unit value at end of period.............  $  12.545  $ 14.235   $ 11.714  $   9.974  $ 11.713   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.153  $ 11.664   $  9.947  $  11.698  $ 10.611   $      -  $       -
Accumulation unit value at end of period.............  $  12.454  $ 14.153   $ 11.664  $   9.947  $ 11.698   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.099  $ 11.630   $  9.928  $  11.688  $ 10.609   $      -  $       -
Accumulation unit value at end of period.............  $  12.394  $ 14.099   $ 11.630  $   9.928  $ 11.688   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.045  $ 11.597   $  9.910  $  11.678  $ 10.607   $      -  $       -
Accumulation unit value at end of period.............  $  12.334  $ 14.045   $ 11.597  $   9.910  $ 11.678   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.937  $ 11.531   $  9.873  $  11.659  $ 10.603   $      -  $       -
Accumulation unit value at end of period.............  $  12.215  $ 13.937   $ 11.531  $   9.873  $ 11.659   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2        15          4          4         0          -          -


                                  APP I-33

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.830  $ 11.466   $  9.837  $  11.639  $ 10.599   $      -  $       -
Accumulation unit value at end of period.............  $  12.097  $ 13.830   $ 11.466  $   9.837  $ 11.639   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         6         12          4         2          -          -
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.567  $ 10.984   $  9.751  $   9.859  $  7.884   $      -  $       -
Accumulation unit value at end of period.............  $  15.423  $ 14.567   $ 10.984  $   9.751  $  9.859   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17         8         37         35        39          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.374  $ 13.875   $ 12.337  $  12.491  $ 10.004   $      -  $       -
Accumulation unit value at end of period.............  $  19.424  $ 18.374   $ 13.875  $  12.337  $ 12.491   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          7          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.329  $ 10.831   $  9.640  $   9.770  $  7.832   $      -  $       -
Accumulation unit value at end of period.............  $  15.132  $ 14.329   $ 10.831  $   9.640  $  9.770   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        13         20         12        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.099  $ 13.694   $ 12.200  $  12.378  $  9.933   $      -  $       -
Accumulation unit value at end of period.............  $  19.095  $ 18.099   $ 13.694  $  12.200  $ 12.378   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          5          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.047  $ 10.650   $  9.507  $   9.665  $  7.771   $      -  $       -
Accumulation unit value at end of period.............  $  14.791  $ 14.047   $ 10.650  $   9.507  $  9.665   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18        15         15         12         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.560  $ 13.340   $ 11.932  $  12.155  $  9.793   $      -  $       -
Accumulation unit value at end of period.............  $  18.453  $ 17.560   $ 13.340  $  11.932  $ 12.155   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        22         14         20        14          -          -
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.792  $ 10.958   $ 10.060  $  10.201  $  8.407   $      -  $       -
Accumulation unit value at end of period.............  $  15.998  $ 15.792   $ 10.958  $  10.060  $ 10.201   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         8          9          8         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.522  $ 12.872   $ 11.835  $  12.019  $  9.920   $      -  $       -
Accumulation unit value at end of period.............  $  18.736  $ 18.522   $ 12.872  $  11.835  $ 12.019   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          6          4         4          -          -


                                  APP I-34

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.199  $ 10.573   $  9.731  $   9.892  $  8.172   $      -  $       -
Accumulation unit value at end of period.............  $  15.358  $ 15.199   $ 10.573  $   9.731  $  9.892   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          7         11        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.245  $ 12.704   $ 11.704  $  11.910  $  9.849   $      -  $       -
Accumulation unit value at end of period.............  $  18.418  $ 18.245   $ 12.704  $  11.704  $ 11.910   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         1          2          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.900  $ 10.396   $  9.597  $   9.786  $  8.109   $      -  $       -
Accumulation unit value at end of period.............  $  15.012  $ 14.900   $ 10.396  $   9.597  $  9.786   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         8          5          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.702  $ 12.376   $ 11.447  $  11.695  $  9.710   $      -  $       -
Accumulation unit value at end of period.............  $  17.798  $ 17.702   $ 12.376  $  11.447  $ 11.695   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          8         10         9          -          -
CALAMOS GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.919  $ 10.861   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.937  $ 12.919   $ 10.861  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.881  $ 10.846   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.880  $ 12.881   $ 10.846  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.856  $ 10.835   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.841  $ 12.856   $ 10.835  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.830  $ 10.825   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.803  $ 12.830   $ 10.825  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.780  $ 10.804   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.728  $ 12.780   $ 10.804  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-35

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.730  $ 10.783   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.652  $ 12.730   $ 10.783  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
CALVERT BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.708  $ 13.114   $ 12.241  $  11.650  $ 11.028   $      -  $       -
Accumulation unit value at end of period.............  $  13.417  $ 12.708   $ 13.114  $  12.241  $ 11.650   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        28         45         42        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.070  $ 13.507   $ 12.627  $  12.035  $ 11.410   $      -  $       -
Accumulation unit value at end of period.............  $  13.777  $ 13.070   $ 13.507  $  12.627  $ 12.035   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        29         30          0        17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.387  $ 12.815   $ 11.992  $  11.441  $ 10.858   $      -  $       -
Accumulation unit value at end of period.............  $  13.045  $ 12.387   $ 12.815  $  11.992  $ 11.441   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        15         22         20        26          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.874  $ 13.331   $ 12.487  $  11.926  $ 11.329   $      -  $       -
Accumulation unit value at end of period.............  $  13.544  $ 12.874   $ 13.331  $  12.487  $ 11.926   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          4         19        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.144  $ 12.601   $ 11.827  $  11.318  $ 10.773   $      -  $       -
Accumulation unit value at end of period.............  $  12.751  $ 12.144   $ 12.601  $  11.827  $ 11.318   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        28         28         17        12          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.491  $ 12.987   $ 12.213  $  11.711  $ 11.170   $      -  $       -
Accumulation unit value at end of period.............  $  13.089  $ 12.491   $ 12.987  $  12.213  $ 11.711   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        33         37         44        37          -          -
CALVERT EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.641  $ 15.135   $ 13.167  $  13.536  $ 11.604   $      -  $       -
Accumulation unit value at end of period.............  $  21.701  $ 19.641   $ 15.135  $  13.167  $ 13.536   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         46        44         91         78        33          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.366  $ 14.945   $ 13.022  $  13.406  $ 11.511   $      -  $       -
Accumulation unit value at end of period.............  $  21.365  $ 19.366   $ 14.945  $  13.022  $ 13.406   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         9          8          0        26          -          -


                                  APP I-36

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.877  $ 11.492   $ 10.023  $  10.329  $  8.878   $      -  $       -
Accumulation unit value at end of period.............  $  16.396  $ 14.877   $ 11.492  $  10.023  $ 10.329   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        37         42         26        41          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.489  $ 14.297   $ 12.482  $  12.876  $ 11.078   $      -  $       -
Accumulation unit value at end of period.............  $  20.357  $ 18.489   $ 14.297  $  12.482  $ 12.876   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        18         16         46        40          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.585  $ 11.300   $  9.886  $  10.218  $  8.808   $      -  $       -
Accumulation unit value at end of period.............  $  16.026  $ 14.585   $ 11.300  $   9.886  $ 10.218   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         37        31         37         23        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.248  $ 12.615   $ 11.057  $  11.452  $  9.892   $      -  $       -
Accumulation unit value at end of period.............  $  17.818  $ 16.248   $ 12.615  $  11.057  $ 11.452   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         65        55         50         66        48          -          -
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.855  $ 12.004   $ 11.106  $  10.875  $ 10.268   $      -  $       -
Accumulation unit value at end of period.............  $  12.371  $ 11.855   $ 12.004  $  11.106  $ 10.875   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        13          6         18        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.755  $ 11.920   $ 11.045  $  10.832  $ 10.242   $      -  $       -
Accumulation unit value at end of period.............  $  12.248  $ 11.755   $ 11.920  $  11.045  $ 10.832   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.528  $ 10.657   $  9.298  $   8.842  $  8.015   $  6.286  $   6.160
Accumulation unit value at end of period.............  $  11.173  $ 10.528   $ 10.657  $   9.298  $  8.842   $  8.015  $   6.286
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.622  $ 11.809   $ 10.964  $  10.774  $ 10.208   $  8.844  $  10.000
Accumulation unit value at end of period.............  $  12.086  $ 11.622   $ 11.809  $  10.964  $ 10.774   $ 10.208  $   8.844
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.491  $ 11.700   $ 10.884  $  10.717  $ 10.174   $  6.256  $   6.131
Accumulation unit value at end of period.............  $  11.926  $ 11.491   $ 11.700  $  10.884  $ 10.717   $ 10.174  $   6.256
Number of accumulation units outstanding at end of
period (in thousands)................................         27        28         16         16         4          2          1


                                  APP I-37

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.361  $ 11.591   $ 10.805  $  10.660  $ 10.140   $  7.601  $   7.450
Accumulation unit value at end of period.............  $  11.768  $ 11.361   $ 11.591  $  10.805  $ 10.660   $ 10.140  $   7.601
Number of accumulation units outstanding at end of
period (in thousands)................................         19        19         35         37        42         32         36
CLEARBRIDGE AGGRESSIVE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.627  $ 10.867   $  9.216  $   9.135  $  7.416   $      -  $       -
Accumulation unit value at end of period.............  $  17.819  $ 15.627   $ 10.867  $   9.216  $  9.135   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.472  $ 10.775   $  9.152  $   9.086  $  7.387   $      -  $       -
Accumulation unit value at end of period.............  $  17.616  $ 15.472   $ 10.775  $   9.152  $  9.086   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.370  $ 10.715   $  9.110  $   9.052  $  7.367   $  5.592  $   5.473
Accumulation unit value at end of period.............  $  17.482  $ 15.370   $ 10.715  $   9.110  $  9.052   $  7.367  $   5.592
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.268  $ 10.655   $  9.068  $   9.020  $  7.348   $      -  $       -
Accumulation unit value at end of period.............  $  17.349  $ 15.268   $ 10.655  $   9.068  $  9.020   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.066  $ 10.535   $  8.984  $   8.954  $  7.309   $      -  $       -
Accumulation unit value at end of period.............  $  17.086  $ 15.066   $ 10.535  $   8.984  $  8.954   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.868  $ 10.417   $  8.901  $   8.889  $  7.271   $  5.546  $   5.429
Accumulation unit value at end of period.............  $  16.826  $ 14.868   $ 10.417  $   8.901  $  8.889   $  7.271  $   5.546
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          2          2         1          1          -
CLEARBRIDGE APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.390  $ 11.186   $ 10.746  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.855  $ 14.390   $ 11.186  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.327  $ 11.154   $ 10.726  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.762  $ 14.327   $ 11.154  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-38

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.286  $ 11.133   $ 10.713  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.701  $ 14.286   $ 11.133  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.245  $ 11.112   $ 10.700  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.640  $ 14.245   $ 11.112  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.163  $ 11.071   $ 10.674  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.519  $ 14.163   $ 11.071  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.081  $ 11.029   $ 10.648  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.399  $ 14.081   $ 11.029  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          -         -          -          -
CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.791  $ 22.558   $ 19.178  $  20.006  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  33.032  $ 30.791   $ 22.558  $  19.178  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         7          5          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  30.570  $ 22.429   $ 19.097  $  19.952  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  32.744  $ 30.570   $ 22.429  $  19.097  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  30.423  $ 22.344   $ 19.043  $  19.915  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  32.554  $ 30.423   $ 22.344  $  19.043  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          3          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  30.276  $ 22.258   $ 18.989  $  19.879  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  32.365  $ 30.276   $ 22.258  $  18.989  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  29.986  $ 22.089   $ 18.882  $  19.807  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  31.991  $ 29.986   $ 22.089  $  18.882  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         -          -          -


                                  APP I-39

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.698  $ 21.921   $ 18.776  $  19.735  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  31.621  $ 29.698   $ 21.921  $  18.776  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         -          -          -
CLEARBRIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.269  $ 12.656   $ 10.706  $  10.698  $  8.581   $      -  $       -
Accumulation unit value at end of period.............  $  18.773  $ 18.269   $ 12.656  $  10.706  $ 10.698   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        16          7          7         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.088  $ 12.550   $ 10.632  $  10.640  $  8.547   $      -  $       -
Accumulation unit value at end of period.............  $  18.559  $ 18.088   $ 12.550  $  10.632  $ 10.640   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.969  $ 12.479   $ 10.583  $  10.601  $  8.525   $      -  $       -
Accumulation unit value at end of period.............  $  18.418  $ 17.969   $ 12.479  $  10.583  $ 10.601   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          8          8         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.850  $ 12.409   $ 10.534  $  10.563  $  8.502   $      -  $       -
Accumulation unit value at end of period.............  $  18.278  $ 17.850   $ 12.409  $  10.534  $ 10.563   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.614  $ 12.270   $ 10.437  $  10.486  $  8.457   $  6.000  $   5.877
Accumulation unit value at end of period.............  $  18.001  $ 17.614   $ 12.270  $  10.437  $ 10.486   $  8.457  $   6.000
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          1          1         0          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.382  $ 12.132   $ 10.340  $  10.410  $  8.413   $  5.980  $   5.859
Accumulation unit value at end of period.............  $  17.728  $ 17.382   $ 12.132  $  10.340  $ 10.410   $  8.413  $   5.980
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          4          3         2          6          -
CLEARBRIDGE VALUE TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.198  $ 11.786   $ 10.220  $  10.616  $  9.942   $      -  $       -
Accumulation unit value at end of period.............  $  18.307  $ 16.198   $ 11.786  $  10.220  $ 10.616   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.907  $ 11.591   $ 10.066  $  10.472  $  9.823   $      -  $       -
Accumulation unit value at end of period.............  $  17.951  $ 15.907   $ 11.591  $  10.066  $ 10.472   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-40

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   8.823  $  6.436   $  5.595  $   5.826  $  5.470   $  3.891  $   3.818
Accumulation unit value at end of period.............  $   9.947  $  8.823   $  6.436  $   5.595  $  5.826   $  5.470  $   3.891
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.582  $ 11.377   $  9.900  $  10.319  $  9.699   $  6.906  $   6.776
Accumulation unit value at end of period.............  $  17.549  $ 15.582   $ 11.377  $   9.900  $ 10.319   $  9.699  $   6.906
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          5          7         8          8          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   8.650  $  6.328   $  5.518  $   5.763  $  5.428   $      -  $       -
Accumulation unit value at end of period.............  $   9.723  $  8.650   $  6.328  $   5.518  $  5.763   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1         13         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.905  $ 10.927   $  9.546  $   9.991  $  9.428   $  6.740  $   6.613
Accumulation unit value at end of period.............  $  16.720  $ 14.905   $ 10.927  $   9.546  $  9.991   $  9.428  $   6.740
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          5          4         4          8          6
COLUMBIA ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  32.347  $ 24.906   $ 21.282  $  22.493  $ 17.997   $      -  $       -
Accumulation unit value at end of period.............  $  32.361  $ 32.347   $ 24.906  $  21.282  $ 22.493   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        16         15          6         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  32.114  $ 24.764   $ 21.192  $  22.431  $ 17.974   $      -  $       -
Accumulation unit value at end of period.............  $  32.080  $ 32.114   $ 24.764  $  21.192  $ 22.431   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          7          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  31.960  $ 24.670   $ 21.132  $  22.390  $ 17.960   $      -  $       -
Accumulation unit value at end of period.............  $  31.894  $ 31.960   $ 24.670  $  21.132  $ 22.390   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         2          4          3         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  31.806  $ 24.575   $ 21.073  $  22.350  $ 17.945   $      -  $       -
Accumulation unit value at end of period.............  $  31.708  $ 31.806   $ 24.575  $  21.073  $ 22.350   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  31.501  $ 24.388   $ 20.954  $  22.268  $ 17.915   $      -  $       -
Accumulation unit value at end of period.............  $  31.341  $ 31.501   $ 24.388  $  20.954  $ 22.268   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          3          2         1          -          -


                                  APP I-41

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  31.198  $ 24.203   $ 20.836  $  22.188  $ 17.886   $      -  $       -
Accumulation unit value at end of period.............  $  30.979  $ 31.198   $ 24.203  $  20.836  $ 22.188   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        12          9          5         1          -          -
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.767  $ 22.835   $ 19.395  $  19.726  $ 17.104   $      -  $       -
Accumulation unit value at end of period.............  $  34.488  $ 30.767   $ 22.835  $  19.395  $ 19.726   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  30.546  $ 22.705   $ 19.313  $  19.673  $ 17.083   $      -  $       -
Accumulation unit value at end of period.............  $  34.188  $ 30.546   $ 22.705  $  19.313  $ 19.673   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  30.399  $ 22.618   $ 19.259  $  19.637  $ 17.069   $      -  $       -
Accumulation unit value at end of period.............  $  33.990  $ 30.399   $ 22.618  $  19.259  $ 19.637   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         5         16         17         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  30.253  $ 22.532   $ 19.204  $  19.601  $ 17.055   $      -  $       -
Accumulation unit value at end of period.............  $  33.793  $ 30.253   $ 22.532  $  19.204  $ 19.601   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  29.962  $ 22.360   $ 19.096  $  19.530  $ 17.027   $      -  $       -
Accumulation unit value at end of period.............  $  33.402  $ 29.962   $ 22.360  $  19.096  $ 19.530   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.675  $ 22.190   $ 18.989  $  19.459  $ 16.999   $      -  $       -
Accumulation unit value at end of period.............  $  33.015  $ 29.675   $ 22.190  $  18.989  $ 19.459   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          2          0         0          -          -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.058  $  9.241   $  8.091  $   8.606  $  7.453   $      -  $       -
Accumulation unit value at end of period.............  $  13.415  $ 12.058   $  9.241  $   8.091  $  8.606   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.939  $  9.163   $  8.035  $   8.559  $  7.424   $      -  $       -
Accumulation unit value at end of period.............  $  13.262  $ 11.939   $  9.163  $   8.035  $  8.559   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-42

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.457  $  8.802   $  7.726  $   8.238  $  7.153   $      -  $       -
Accumulation unit value at end of period.............  $  12.715  $ 11.457   $  8.802  $   7.726  $  8.238   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         9         14          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.781  $  9.060   $  7.961  $   8.497  $  7.384   $      -  $       -
Accumulation unit value at end of period.............  $  13.061  $ 11.781   $  9.060  $   7.961  $  8.497   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.232  $  8.655   $  7.620  $   8.149  $  7.097   $  5.654  $   5.543
Accumulation unit value at end of period.............  $  12.428  $ 11.232   $  8.655  $   7.620  $  8.149   $  7.097  $   5.654
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0         11         8          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.472  $  8.858   $  7.814  $   8.374  $  7.307   $  5.832  $   5.719
Accumulation unit value at end of period.............  $  12.668  $ 11.472   $  8.858  $   7.814  $  8.374   $  7.307  $   5.832
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          7          0
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.354  $ 19.350   $ 17.397  $  19.951  $ 17.144   $      -  $       -
Accumulation unit value at end of period.............  $  29.607  $ 27.354   $ 19.350  $  17.397  $ 19.951   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  27.157  $ 19.239   $ 17.324  $  19.896  $ 17.123   $      -  $       -
Accumulation unit value at end of period.............  $  29.349  $ 27.157   $ 19.239  $  17.324  $ 19.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  27.026  $ 19.166   $ 17.275  $  19.860  $ 17.109   $      -  $       -
Accumulation unit value at end of period.............  $  29.179  $ 27.026   $ 19.166  $  17.275  $ 19.860   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  26.896  $ 19.093   $ 17.226  $  19.824  $ 17.095   $      -  $       -
Accumulation unit value at end of period.............  $  29.009  $ 26.896   $ 19.093  $  17.226  $ 19.824   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  26.638  $ 18.947   $ 17.129  $  19.752  $ 17.067   $      -  $       -
Accumulation unit value at end of period.............  $  28.674  $ 26.638   $ 18.947  $  17.129  $ 19.752   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-43

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  26.382  $ 18.803   $ 17.033  $  19.680  $ 17.039   $      -  $       -
Accumulation unit value at end of period.............  $  28.342  $ 26.382   $ 18.803  $  17.033  $ 19.680   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          4          2         0          -          -
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.940  $ 10.339   $  9.253  $   9.467  $  7.966   $      -  $       -
Accumulation unit value at end of period.............  $  15.126  $ 13.940   $ 10.339  $   9.253  $  9.467   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         9         11         11         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.536  $ 12.283   $ 11.010  $  11.281  $  9.507   $      -  $       -
Accumulation unit value at end of period.............  $  17.916  $ 16.536   $ 12.283  $  11.010  $ 11.281   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.711  $ 10.195   $  9.147  $   9.382  $  7.914   $      -  $       -
Accumulation unit value at end of period.............  $  14.841  $ 13.711   $ 10.195  $   9.147  $  9.382   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          3          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.289  $ 12.123   $ 10.888  $  11.179  $  9.440   $      -  $       -
Accumulation unit value at end of period.............  $  17.612  $ 16.289   $ 12.123  $  10.888  $ 11.179   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        12         11          7         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.442  $ 10.024   $  9.021  $   9.281  $  7.853   $      -  $       -
Accumulation unit value at end of period.............  $  14.506  $ 13.442   $ 10.024  $   9.021  $  9.281   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          2          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.804  $ 11.809   $ 10.649  $  10.977  $  9.306   $      -  $       -
Accumulation unit value at end of period.............  $  17.020  $ 15.804   $ 11.809  $  10.649  $ 10.977   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        20         24         22        16          -          -
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.011  $  9.675   $  8.347  $   8.764  $  7.165   $      -  $       -
Accumulation unit value at end of period.............  $  14.498  $ 13.011   $  9.675  $   8.347  $  8.764   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        10         20         19         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.882  $  9.593   $  8.289  $   8.717  $  7.137   $      -  $       -
Accumulation unit value at end of period.............  $  14.333  $ 12.882   $  9.593  $   8.289  $  8.717   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          7         2          -          -


                                  APP I-44

                                                                              YEAR ENDING DECEMBER 31,
                                                      ------------------------------------------------------------------------------
SUB-ACCOUNT                                             2014       2013       2012       2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $  12.797  $  9.540   $  8.251   $   8.685  $  7.118   $      -  $       -
Accumulation unit value at end of period............  $  14.225  $ 12.797   $  9.540   $   8.251  $  8.685   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................         19         8         13           7         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period......  $  12.713  $  9.486   $  8.213   $   8.654  $  7.100   $  5.414  $   5.262
Accumulation unit value at end of period............  $  14.117  $ 12.713   $  9.486   $   8.213  $  8.654   $  7.100  $   5.414
Number of accumulation units outstanding at end of
period (in thousands)...............................          -        (0)        (0)          0        18         15          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period......  $  12.546  $  9.381   $  8.138   $   8.592  $  7.063   $  5.397  $   5.245
Accumulation unit value at end of period............  $  13.904  $ 12.546   $  9.381   $   8.138  $  8.592   $  7.063  $   5.397
Number of accumulation units outstanding at end of
period (in thousands)...............................         34        38         35          23        19          7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  12.381  $  9.276   $  8.063   $   8.530  $  7.026   $  5.379  $   5.228
Accumulation unit value at end of period............  $  13.694  $ 12.381   $  9.276   $   8.063  $  8.530   $  7.026  $   5.379
Number of accumulation units outstanding at end of
period (in thousands)...............................         14        22         27          22        34         29          2
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  15.133  $ 11.176   $  9.616   $  10.544  $  8.376   $      -  $       -
Accumulation unit value at end of period............  $  15.554  $ 15.133   $ 11.176   $   9.616  $ 10.544   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         0          0           -         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period......  $  14.983  $ 11.082   $  9.549   $  10.486  $  8.343   $      -  $       -
Accumulation unit value at end of period............  $  15.377  $ 14.983   $ 11.082   $   9.549  $ 10.486   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $  14.549  $ 10.771   $  9.290   $  10.213  $  8.133   $  5.546  $   5.370
Accumulation unit value at end of period............  $  14.916  $ 14.549   $ 10.771   $   9.290  $ 10.213   $  8.133  $   5.546
Number of accumulation units outstanding at end of
period (in thousands)...............................          1         1          1           1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period......  $  14.785  $ 10.957   $  9.460   $  10.410  $  8.299   $      -  $       -
Accumulation unit value at end of period............  $  15.143  $ 14.785   $ 10.957   $   9.460  $ 10.410   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period......  $  14.263  $ 10.591   $  9.163   $  10.103  $  8.070   $      -  $       -
Accumulation unit value at end of period............  $  14.579  $ 14.263   $ 10.591   $   9.163  $ 10.103   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -


                                  APP I-45

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.397  $ 10.713   $  9.286  $  10.260  $  8.212   $  5.627  $   5.450
Accumulation unit value at end of period.............  $  14.687  $ 14.397   $ 10.713  $   9.286  $ 10.260   $  8.212  $   5.627
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          0          -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.947  $ 11.886   $ 11.087  $  10.738  $  8.488   $  5.744  $   5.561
Accumulation unit value at end of period.............  $  18.547  $ 14.947   $ 11.886  $  11.087  $ 10.738   $  8.488  $   5.744
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          2          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.798  $ 11.785   $ 11.010  $  11.922  $ 10.401   $      -  $       -
Accumulation unit value at end of period.............  $  18.335  $ 14.798   $ 11.785  $  11.010  $ 11.922   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.452  $ 11.521   $ 10.774  $  11.679  $ 10.199   $  6.267  $   6.240
Accumulation unit value at end of period.............  $  17.889  $ 14.452   $ 11.521  $  10.774  $ 11.679   $ 10.199  $   6.267
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.603  $ 11.653   $ 10.909  $  11.836  $ 10.346   $      -  $       -
Accumulation unit value at end of period.............  $  18.057  $ 14.603   $ 11.653  $  10.909  $ 11.836   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.169  $ 11.329   $ 10.627  $  11.553  $ 10.119   $      -  $       -
Accumulation unit value at end of period.............  $  17.485  $ 14.169   $ 11.329  $  10.627  $ 11.553   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          3          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.220  $ 11.393   $ 10.708  $  11.665  $ 10.238   $  6.322  $   6.296
Accumulation unit value at end of period.............  $  17.514  $ 14.220   $ 11.393  $  10.708  $ 11.665   $ 10.238  $   6.322
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          5         4          3          0
COLUMBIA SMALL CAP CORE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.492  $ 13.684   $ 12.167  $  12.619  $ 11.514   $      -  $       -
Accumulation unit value at end of period.............  $  18.319  $ 18.492   $ 13.684  $  12.167  $ 12.619   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0         15         16        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.386  $ 13.626   $ 12.134  $  12.603  $ 11.511   $      -  $       -
Accumulation unit value at end of period.............  $  18.186  $ 18.386   $ 13.626  $  12.134  $ 12.603   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-46

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  18.315  $ 13.587   $ 12.111  $  12.592  $ 11.509   $      -  $       -
Accumulation unit value at end of period.............  $  18.098  $ 18.315   $ 13.587  $  12.111  $ 12.592   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          5          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.245  $ 13.548   $ 12.089  $  12.581  $ 11.507   $      -  $       -
Accumulation unit value at end of period.............  $  18.011  $ 18.245   $ 13.548  $  12.089  $ 12.581   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.105  $ 13.472   $ 12.044  $  12.560  $ 11.502   $      -  $       -
Accumulation unit value at end of period.............  $  17.837  $ 18.105   $ 13.472  $  12.044  $ 12.560   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.966  $ 13.395   $ 12.000  $  12.539  $ 11.498   $      -  $       -
Accumulation unit value at end of period.............  $  17.665  $ 17.966   $ 13.395  $  12.000  $ 12.539   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          0         0          -          -
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.948  $ 23.235   $ 21.017  $  22.528  $ 18.008   $      -  $       -
Accumulation unit value at end of period.............  $  31.670  $ 30.948   $ 23.235  $  21.017  $ 22.528   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  30.725  $ 23.103   $ 20.928  $  22.466  $ 17.986   $      -  $       -
Accumulation unit value at end of period.............  $  31.394  $ 30.725   $ 23.103  $  20.928  $ 22.466   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  30.578  $ 23.014   $ 20.869  $  22.425  $ 17.971   $      -  $       -
Accumulation unit value at end of period.............  $  31.212  $ 30.578   $ 23.014  $  20.869  $ 22.425   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          2          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  30.430  $ 22.927   $ 20.810  $  22.384  $ 17.957   $      -  $       -
Accumulation unit value at end of period.............  $  31.031  $ 30.430   $ 22.927  $  20.810  $ 22.384   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  30.138  $ 22.752   $ 20.693  $  22.303  $ 17.927   $      -  $       -
Accumulation unit value at end of period.............  $  30.672  $ 30.138   $ 22.752  $  20.693  $ 22.303   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-47

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.849  $ 22.579   $ 20.577  $  22.222  $ 17.898   $      -  $       -
Accumulation unit value at end of period.............  $  30.317  $ 29.849   $ 22.579  $  20.577  $ 22.222   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          -          -
COLUMBIA SMALL/MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.260  $  9.864   $  8.390  $   9.207  $  7.546   $      -  $       -
Accumulation unit value at end of period.............  $  14.084  $ 13.260   $  9.864  $   8.390  $  9.207   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        14         10          5         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.128  $  9.780   $  8.332  $   9.157  $  7.516   $      -  $       -
Accumulation unit value at end of period.............  $  13.923  $ 13.128   $  9.780  $   8.332  $  9.157   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.764  $  9.518   $  8.117  $   8.930  $  7.337   $  5.297  $   5.208
Accumulation unit value at end of period.............  $  13.523  $ 12.764   $  9.518  $   8.117  $  8.930   $  7.337  $   5.297
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          3         12        10          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.955  $  9.670   $  8.255  $   9.091  $  7.477   $      -  $       -
Accumulation unit value at end of period.............  $  13.712  $ 12.955   $  9.670  $   8.255  $  9.091   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.513  $  9.359   $  8.005  $   8.833  $  7.280   $  5.272  $   5.183
Accumulation unit value at end of period.............  $  13.218  $ 12.513   $  9.359  $   8.005  $  8.833   $  7.280  $   5.272
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4          0          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.615  $  9.455   $  8.103  $   8.959  $  7.398   $  5.368  $   5.278
Accumulation unit value at end of period.............  $  13.299  $ 12.615   $  9.455  $   8.103  $  8.959   $  7.398  $   5.368
Number of accumulation units outstanding at end of
period (in thousands)................................         15        14         19         18        14          9          0
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.060  $ 14.982   $ 13.357  $  14.099  $ 12.638   $      -  $       -
Accumulation unit value at end of period.............  $  21.267  $ 20.060   $ 14.982  $  13.357  $ 14.099   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        24         46         65        45          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.915  $ 12.652   $ 11.297  $  11.942  $ 10.721   $      -  $       -
Accumulation unit value at end of period.............  $  17.906  $ 16.915   $ 12.652  $  11.297  $ 11.942   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         39        37         38         20        18          -          -


                                  APP I-48

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.826  $  8.855   $  7.914  $   8.374  $  7.526   $      -  $       -
Accumulation unit value at end of period.............  $  12.506  $ 11.826   $  8.855  $   7.914  $  8.374   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         37        61         56         46        60          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.250  $ 14.428   $ 12.909  $  13.673  $ 12.300   $      -  $       -
Accumulation unit value at end of period.............  $  20.338  $ 19.250   $ 14.428  $  12.909  $ 13.673   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         49        54         48         66        73          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.594  $  8.707   $  7.805  $   8.284  $  7.467   $      -  $       -
Accumulation unit value at end of period.............  $  12.224  $ 11.594   $  8.707  $   7.805  $  8.284   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        26         24         37        49          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.366  $ 13.820   $ 12.414  $  13.202  $ 11.924   $      -  $       -
Accumulation unit value at end of period.............  $  19.325  $ 18.366   $ 13.820  $  12.414  $ 13.202   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         70        86         94         93        82          -          -
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.620  $  8.930   $  8.001  $   8.344  $  7.360   $  5.108  $   5.003
Accumulation unit value at end of period.............  $  13.474  $ 12.620   $  8.930  $   8.001  $  8.344   $  7.360  $   5.108
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          4         2          2          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.674  $ 10.399   $  9.331  $   9.746  $  8.610   $      -  $       -
Accumulation unit value at end of period.............  $  15.645  $ 14.674   $ 10.399  $   9.331  $  9.746   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.416  $  8.808   $  7.911  $   8.271  $  7.314   $  5.089  $   4.984
Accumulation unit value at end of period.............  $  13.224  $ 12.416   $  8.808  $   7.911  $  8.271   $  7.314  $   5.089
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.454  $ 10.264   $  9.228  $   9.657  $  8.549   $  5.954  $   5.832
Accumulation unit value at end of period.............  $  15.379  $ 14.454   $ 10.264  $   9.228  $  9.657   $  8.549  $   5.954
Number of accumulation units outstanding at end of
period (in thousands)................................          3         6          6          5        16         13         11
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.176  $  8.663   $  7.804  $   8.184  $  7.259   $  5.066  $   4.962
Accumulation unit value at end of period.............  $  12.929  $ 12.176   $  8.663  $   7.804  $  8.184   $  7.259  $   5.066
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          0          0         0          0          0


                                  APP I-49

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.023  $  9.997   $  9.024  $   9.482  $  8.428   $  5.893  $   5.773
Accumulation unit value at end of period.............  $  14.861  $ 14.023   $  9.997  $   9.024  $  9.482   $  8.428  $   5.893
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          4          4         8          5          2
DELAWARE DIVERSIFIED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.404  $ 10.601   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.881  $ 10.404   $ 10.601  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.373  $ 10.586   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.833  $ 10.373   $ 10.586  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.353  $ 10.576   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.801  $ 10.353   $ 10.576  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.332  $ 10.565   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.769  $ 10.332   $ 10.565  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.292  $ 10.545   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.705  $ 10.292   $ 10.545  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         3          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.251  $ 10.525   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.642  $ 10.251   $ 10.525  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         6          0          -         -          -          -
DELAWARE EXTENDED DURATION BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.033  $ 11.551   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.724  $ 11.033   $ 11.551  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.000  $ 11.534   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.668  $ 11.000   $ 11.534  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-50

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.979  $ 11.523   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.630  $ 10.979   $ 11.523  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.957  $ 11.512   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.593  $ 10.957   $ 11.512  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.914  $ 11.490   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.518  $ 10.914   $ 11.490  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.871  $ 11.468   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.444  $ 10.871   $ 11.468  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
DEUTSCHE CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.795  $ 18.599   $ 16.208  $  17.183  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.743  $ 24.795   $ 18.599  $  16.208  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  24.617  $ 18.493   $ 16.139  $  17.137  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.502  $ 24.617   $ 18.493  $  16.139  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  24.498  $ 18.422   $ 16.094  $  17.105  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.342  $ 24.498   $ 18.422  $  16.094  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  24.380  $ 18.352   $ 16.048  $  17.074  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  27.183  $ 24.380   $ 18.352  $  16.048  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  24.146  $ 18.212   $ 15.958  $  17.012  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  26.869  $ 24.146   $ 18.212  $  15.958  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-51

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.915  $ 18.074   $ 15.868  $  16.950  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  26.558  $ 23.915   $ 18.074  $  15.868  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
DEUTSCHE GLOBAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.119  $  8.879   $  7.571  $   8.956  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.855  $ 11.119   $  8.879  $   7.571  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8         11         21         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.596  $ 10.873   $  9.285  $  11.001  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.253  $ 13.596   $ 10.873  $   9.285  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   9.773  $  7.824   $  6.688  $   7.932  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.517  $  9.773   $  7.824  $   6.688  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.392  $ 10.731   $  9.182  $  10.901  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.028  $ 13.392   $ 10.731  $   9.182  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.581  $  7.693   $  6.596  $   7.846  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.302  $  9.581   $  7.693  $   6.596  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.993  $ 10.454   $  8.981  $  10.704  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.590  $ 12.993   $ 10.454  $   8.981  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          4         -          -          -
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.105  $ 12.490   $ 12.105  $  11.324  $ 10.737   $ 10.329  $  10.338
Accumulation unit value at end of period.............  $  12.715  $ 12.105   $ 12.490  $  12.105  $ 11.324   $ 10.737  $  10.329
Number of accumulation units outstanding at end of
period (in thousands)................................         91        72         59         50        69          7          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.003  $ 12.403   $ 12.039  $  11.279  $ 10.710   $      -  $       -
Accumulation unit value at end of period.............  $  12.589  $ 12.003   $ 12.403  $  12.039  $ 11.279   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        25          4          0         5          -          -


                                  APP I-52

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.935  $ 12.345   $ 11.994  $  11.249  $ 10.692   $      -  $       -
Accumulation unit value at end of period.............  $  12.505  $ 11.935   $ 12.345  $  11.994  $ 11.249   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         39        49         67         24        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.867  $ 12.287   $ 11.951  $  11.219  $ 10.674   $ 10.305  $  10.315
Accumulation unit value at end of period.............  $  12.422  $ 11.867   $ 12.287  $  11.951  $ 11.219   $ 10.674  $  10.305
Number of accumulation units outstanding at end of
period (in thousands)................................         15        25         25          6         4          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.734  $ 12.173   $ 11.863  $  11.159  $ 10.638   $ 10.291  $  10.302
Accumulation unit value at end of period.............  $  12.257  $ 11.734   $ 12.173  $  11.863  $ 11.159   $ 10.638  $  10.291
Number of accumulation units outstanding at end of
period (in thousands)................................         54        63         37         19        19          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.601  $ 12.060   $ 11.776  $  11.099  $ 10.603   $ 10.277  $  10.289
Accumulation unit value at end of period.............  $  12.095  $ 11.601   $ 12.060  $  11.776  $ 11.099   $ 10.603  $  10.277
Number of accumulation units outstanding at end of
period (in thousands)................................         97        88         93         79        43         32          -
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.859  $ 15.021   $ 12.881  $  13.236  $ 10.556   $  7.741  $   7.524
Accumulation unit value at end of period.............  $  21.611  $ 19.859   $ 15.021  $  12.881  $ 13.236   $ 10.556  $   7.741
Number of accumulation units outstanding at end of
period (in thousands)................................         56        57         51         40        25         10          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.608  $ 14.854   $ 12.756  $  13.129  $ 10.485   $      -  $       -
Accumulation unit value at end of period.............  $  21.307  $ 19.608   $ 14.854  $  12.756  $ 13.129   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        11         12          0         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.337  $ 12.388   $ 10.650  $  10.971  $  8.771   $  6.448  $   6.268
Accumulation unit value at end of period.............  $  17.734  $ 16.337   $ 12.388  $  10.650  $ 10.971   $  8.771  $   6.448
Number of accumulation units outstanding at end of
period (in thousands)................................         22        16         27         19        13          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.280  $ 14.634   $ 12.593  $  12.986  $ 10.392   $  7.648  $   7.435
Accumulation unit value at end of period.............  $  20.907  $ 19.280   $ 14.634  $  12.593  $ 12.986   $ 10.392  $   7.648
Number of accumulation units outstanding at end of
period (in thousands)................................         20        18         13         12         7         12          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.062  $ 12.216   $ 10.533  $  10.884  $  8.727   $  6.435  $   6.256
Accumulation unit value at end of period.............  $  17.383  $ 16.062   $ 12.216  $  10.533  $ 10.884   $  8.727  $   6.435
Number of accumulation units outstanding at end of
period (in thousands)................................         40        28         21         11         7          5          0


                                  APP I-53

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.638  $ 14.204   $ 12.272  $  12.706  $ 10.209   $  7.543  $   7.333
Accumulation unit value at end of period.............  $  20.132  $ 18.638   $ 14.204  $  12.272  $ 12.706   $ 10.209  $   7.543
Number of accumulation units outstanding at end of
period (in thousands)................................         39        37         40         34        25         25          0
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.355  $ 10.950   $  9.532  $   9.424  $  8.267   $  6.592  $   6.474
Accumulation unit value at end of period.............  $  16.161  $ 14.355   $ 10.950  $   9.532  $  9.424   $  8.267  $   6.592
Number of accumulation units outstanding at end of
period (in thousands)................................        148       119        111        147       129         40          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.234  $ 10.873   $  9.479  $   9.386  $  8.247   $      -  $       -
Accumulation unit value at end of period.............  $  16.000  $ 14.234   $ 10.873  $   9.479  $  9.386   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        35         30          0         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.153  $ 10.823   $  9.444  $   9.361  $  8.233   $  6.581  $   6.941
Accumulation unit value at end of period.............  $  15.894  $ 14.153   $ 10.823  $   9.444  $  9.361   $  8.233  $   6.581
Number of accumulation units outstanding at end of
period (in thousands)................................         58        39         39         22        16          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.073  $ 10.772   $  9.410  $   9.336  $  8.219   $  6.577  $   7.572
Accumulation unit value at end of period.............  $  15.788  $ 14.073   $ 10.772  $   9.410  $  9.336   $  8.219  $   6.577
Number of accumulation units outstanding at end of
period (in thousands)................................         36        40         26         14        21         22          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.915  $ 10.672   $  9.341  $   9.286  $  8.192   $  6.568  $   6.928
Accumulation unit value at end of period.............  $  15.579  $ 13.915   $ 10.672  $   9.341  $  9.286   $  8.192  $   6.568
Number of accumulation units outstanding at end of
period (in thousands)................................         67        73         50         26        19         19          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.758  $ 10.573   $  9.273  $   9.237  $  8.164   $  6.559  $   7.469
Accumulation unit value at end of period.............  $  15.373  $ 13.758   $ 10.573  $   9.273  $  9.237   $  8.164  $   6.559
Number of accumulation units outstanding at end of
period (in thousands)................................        123        95         99         85        52         40          0
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.055  $ 14.319   $ 12.404  $  12.365  $  9.859   $      -  $       -
Accumulation unit value at end of period.............  $  21.034  $ 20.055   $ 14.319  $  12.404  $ 12.365   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        29         30         26        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.802  $ 14.160   $ 12.285  $  12.264  $  9.793   $      -  $       -
Accumulation unit value at end of period.............  $  20.737  $ 19.802   $ 14.160  $  12.285  $ 12.264   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          3          0         1          -          -


                                  APP I-54

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.938  $ 12.839   $ 11.150  $  11.143  $  8.907   $  7.166  $   6.464
Accumulation unit value at end of period.............  $  18.766  $ 17.938   $ 12.839  $  11.150  $ 11.143   $  8.907  $   7.166
Number of accumulation units outstanding at end of
period (in thousands)................................         27        14          9          4         2          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.470  $ 13.950   $ 12.127  $  12.131  $  9.706   $  7.818  $   6.459
Accumulation unit value at end of period.............  $  20.349  $ 19.470   $ 13.950  $  12.127  $ 12.131   $  9.706  $   7.818
Number of accumulation units outstanding at end of
period (in thousands)................................          7         8          6          8         7          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.635  $ 12.661   $ 11.028  $  11.054  $  8.862   $  7.152  $   6.451
Accumulation unit value at end of period.............  $  18.394  $ 17.635   $ 12.661  $  11.028  $ 11.054   $  8.862  $   7.152
Number of accumulation units outstanding at end of
period (in thousands)................................         17        15         10          5         5          8          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.823  $ 13.540   $ 11.818  $  11.869  $  9.535   $  7.710  $   6.443
Accumulation unit value at end of period.............  $  19.594  $ 18.823   $ 13.540  $  11.818  $ 11.869   $  9.535  $   7.710
Number of accumulation units outstanding at end of
period (in thousands)................................         29        23         20         24        18         11          2
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.782  $ 17.267   $ 15.564  $  15.439  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  22.668  $ 20.782   $ 17.267  $  15.564  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.632  $ 17.169   $ 15.498  $  15.397  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  22.471  $ 20.632   $ 17.169  $  15.498  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  20.533  $ 17.103   $ 15.454  $  15.369  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  22.341  $ 20.533   $ 17.103  $  15.454  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  20.434  $ 17.038   $ 15.411  $  15.341  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  22.211  $ 20.434   $ 17.038  $  15.411  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  20.238  $ 16.908   $ 15.324  $  15.285  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  21.954  $ 20.238   $ 16.908  $  15.324  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-55

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.044  $ 16.779   $ 15.238  $  15.229  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  21.700  $ 20.044   $ 16.779  $  15.238  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          0         -          -          -
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.189  $ 14.226   $ 12.604  $  12.115  $ 10.587   $      -  $       -
Accumulation unit value at end of period.............  $  15.498  $ 15.189   $ 14.226  $  12.604  $ 12.115   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        21         20         23        27          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.703  $ 15.667   $ 13.902  $  13.382  $ 11.712   $      -  $       -
Accumulation unit value at end of period.............  $  17.017  $ 16.703   $ 15.667  $  13.902  $ 13.382   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.941  $ 14.028   $ 12.460  $  12.006  $ 10.519   $      -  $       -
Accumulation unit value at end of period.............  $  15.206  $ 14.941   $ 14.028  $  12.460  $ 12.006   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        23         21         11         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.452  $ 15.463   $ 13.748  $  13.261  $ 11.629   $      -  $       -
Accumulation unit value at end of period.............  $  16.729  $ 16.452   $ 15.463  $  13.748  $ 13.261   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9        11         12          6         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.647  $ 13.794   $ 12.289  $  11.877  $ 10.437   $      -  $       -
Accumulation unit value at end of period.............  $  14.863  $ 14.647   $ 13.794  $  12.289  $ 11.877   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        37         24         13        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.963  $ 15.064   $ 13.446  $  13.022  $ 11.465   $      -  $       -
Accumulation unit value at end of period.............  $  16.166  $ 15.963   $ 15.064  $  13.446  $ 13.022   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         47        47         59         44        28          -          -
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.677  $  9.073   $  7.876  $   8.287  $  7.568   $      -  $       -
Accumulation unit value at end of period.............  $  12.892  $ 11.677   $  9.073  $   7.876  $  8.287   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        48        112        200       172          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.870  $ 11.571   $ 10.060  $  10.600  $  9.695   $      -  $       -
Accumulation unit value at end of period.............  $  16.393  $ 14.870   $ 11.571  $  10.060  $ 10.600   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          -          -


                                  APP I-56

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.486  $  8.947   $  7.786  $   8.213  $  7.519   $      -  $       -
Accumulation unit value at end of period.............  $  12.649  $ 11.486   $  8.947  $   7.786  $  8.213   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        22         25         39        48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.647  $ 11.421   $  9.949  $  10.504  $  9.627   $      -  $       -
Accumulation unit value at end of period.............  $  16.115  $ 14.647   $ 11.421  $   9.949  $ 10.504   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        18         18         19        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.260  $  8.797   $  7.679  $   8.124  $  7.460   $      -  $       -
Accumulation unit value at end of period.............  $  12.364  $ 11.260   $  8.797  $   7.679  $  8.124   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30        40         29         39        32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.211  $ 11.125   $  9.731  $  10.315  $  9.491   $      -  $       -
Accumulation unit value at end of period.............  $  15.573  $ 14.211   $ 11.125  $   9.731  $ 10.315   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         52        67         82         76        74          -          -
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.911  $ 11.041   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.564  $ 14.911   $ 11.041  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.867  $ 11.025   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.495  $ 14.867   $ 11.025  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.838  $ 11.015   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.449  $ 14.838   $ 11.015  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.809  $ 11.004   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.403  $ 14.809   $ 11.004  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.751  $ 10.983   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.312  $ 14.751   $ 10.983  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          0          -         -          -          -


                                  APP I-57

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.693  $ 10.962   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.222  $ 14.693   $ 10.962  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          1          -         -          -          -
FEDERATED CLOVER SMALL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.237  $ 10.882   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.157  $ 14.237   $ 10.882  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.195  $ 10.866   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.090  $ 14.195   $ 10.866  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.167  $ 10.856   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.045  $ 14.167   $ 10.856  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.139  $ 10.845   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.001  $ 14.139   $ 10.845  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.084  $ 10.824   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.912  $ 14.084   $ 10.824  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.029  $ 10.803   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.824  $ 14.029   $ 10.803  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.190  $ 13.768   $ 12.083  $  11.945  $ 10.832   $      -  $       -
Accumulation unit value at end of period.............  $  19.432  $ 18.190   $ 13.768  $  12.083  $ 11.945   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.071  $ 13.699   $ 12.040  $  11.921  $ 10.826   $      -  $       -
Accumulation unit value at end of period.............  $  19.276  $ 18.071   $ 13.699  $  12.040  $ 11.921   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-58

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.992  $ 13.653   $ 12.012  $  11.904  $ 10.822   $      -  $       -
Accumulation unit value at end of period.............  $  19.173  $ 17.992   $ 13.653  $  12.012  $ 11.904   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.914  $ 13.607   $ 11.983  $  11.888  $ 10.819   $      -  $       -
Accumulation unit value at end of period.............  $  19.071  $ 17.914   $ 13.607  $  11.983  $ 11.888   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.758  $ 13.516   $ 11.927  $  11.856  $ 10.811   $      -  $       -
Accumulation unit value at end of period.............  $  18.867  $ 17.758   $ 13.516  $  11.927  $ 11.856   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.604  $ 13.425   $ 11.871  $  11.823  $ 10.803   $  6.732  $   6.562
Accumulation unit value at end of period.............  $  18.666  $ 17.604   $ 13.425  $  11.871  $ 11.823   $ 10.803  $   6.732
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          0
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.359  $ 10.202   $  9.217  $   8.620  $  7.754   $      -  $       -
Accumulation unit value at end of period.............  $  14.348  $ 13.359   $ 10.202  $   9.217  $  8.620   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.198  $ 12.389   $ 11.209  $  10.498  $  9.458   $      -  $       -
Accumulation unit value at end of period.............  $  17.371  $ 16.198   $ 12.389  $  11.209  $ 10.498   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.144  $ 10.063   $  9.113  $   8.545  $  7.705   $      -  $       -
Accumulation unit value at end of period.............  $  14.082  $ 13.144   $ 10.063  $   9.113  $  8.545   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.955  $ 12.227   $ 11.084  $  10.403  $  9.390   $  8.184  $   7.991
Accumulation unit value at end of period.............  $  17.076  $ 15.955   $ 12.227  $  11.084  $ 10.403   $  9.390  $   8.184
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.890  $  9.898   $  8.991  $   8.455  $  7.647   $      -  $       -
Accumulation unit value at end of period.............  $  13.768  $ 12.890   $  9.898  $   8.991  $  8.455   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         1          -          -         -          -          -


                                  APP I-59

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.479  $ 11.910   $ 10.841  $  10.215  $  9.257   $  8.101  $   7.910
Accumulation unit value at end of period.............  $  16.501  $ 15.479   $ 11.910  $  10.841  $ 10.215   $  9.257  $   8.101
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4          3          3         3          2          -
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.328  $ 12.641   $ 12.381  $  11.917  $ 11.432   $      -  $       -
Accumulation unit value at end of period.............  $  12.900  $ 12.328   $ 12.641  $  12.381  $ 11.917   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.704  $ 13.046   $ 12.797  $  12.336  $ 11.852   $      -  $       -
Accumulation unit value at end of period.............  $  13.273  $ 12.704   $ 13.046  $  12.797  $ 12.336   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.129  $ 12.468   $ 12.242  $  11.813  $ 11.361   $      -  $       -
Accumulation unit value at end of period.............  $  12.660  $ 12.129   $ 12.468  $  12.242  $ 11.813   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          7          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.513  $ 12.876   $ 12.655  $  12.224  $ 11.768   $      -  $       -
Accumulation unit value at end of period.............  $  13.048  $ 12.513   $ 12.876  $  12.655  $ 12.224   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.894  $ 12.263   $ 12.078  $  11.689  $ 11.275   $ 10.728  $  10.706
Accumulation unit value at end of period.............  $  12.378  $ 11.894   $ 12.263  $  12.078  $ 11.689   $ 11.275  $  10.728
Number of accumulation units outstanding at end of
period (in thousands)................................          6        14          5         16         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.140  $ 12.542   $ 12.377  $  12.003  $ 11.601   $ 11.060  $  11.038
Accumulation unit value at end of period.............  $  12.609  $ 12.140   $ 12.542  $  12.377  $ 12.003   $ 11.601  $  11.060
Number of accumulation units outstanding at end of
period (in thousands)................................          5         6         16         13        17         14          3
FEDERATED GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.183  $ 11.179   $ 10.040  $  10.386  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.599  $ 13.183   $ 11.179  $  10.040  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.516  $ 13.178   $ 11.853  $  12.279  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.982  $ 15.516   $ 13.178  $  11.853  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-60

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.082  $ 14.522   $ 13.075  $  13.559  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.577  $ 17.082   $ 14.522  $  13.075  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.284  $ 13.006   $ 11.721  $  12.167  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.710  $ 15.284   $ 13.006  $  11.721  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.896  $ 15.260   $ 13.780  $  14.333  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.359  $ 17.896   $ 15.260  $  13.780  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.828  $ 12.669   $ 11.463  $  11.947  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.181  $ 14.828   $ 12.669  $  11.463  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.879  $ 14.957   $ 13.154  $  12.631  $ 11.128   $      -  $       -
Accumulation unit value at end of period.............  $  16.137  $ 15.879   $ 14.957  $  13.154  $ 12.631   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.224  $ 16.249   $ 14.311  $  13.763  $ 12.143   $      -  $       -
Accumulation unit value at end of period.............  $  17.478  $ 17.224   $ 16.249  $  14.311  $ 13.763   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.623  $ 14.753   $ 13.007  $  12.521  $ 11.059   $  7.372  $   6.965
Accumulation unit value at end of period.............  $  15.837  $ 15.623   $ 14.753  $  13.007  $ 12.521   $ 11.059  $   7.372
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.966  $ 16.037   $ 14.153  $  13.638  $ 12.057   $      -  $       -
Accumulation unit value at end of period.............  $  17.181  $ 16.966   $ 16.037  $  14.153  $ 13.638   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.321  $ 14.511   $ 12.832  $  12.390  $ 10.976   $      -  $       -
Accumulation unit value at end of period.............  $  15.485  $ 15.321   $ 14.511  $  12.832  $ 12.390   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-61

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.460  $ 15.621   $ 13.841  $  13.391  $ 11.886   $  7.964  $   7.525
Accumulation unit value at end of period.............  $  16.603  $ 16.460   $ 15.621  $  13.841  $ 13.391   $ 11.886  $   7.964
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          3         3          2          2
FEDERATED INTERNATIONAL LEADERS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.561  $ 12.300   $  9.502  $  11.722  $  9.934   $      -  $       -
Accumulation unit value at end of period.............  $  14.795  $ 15.561   $ 12.300  $   9.502  $ 11.722   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.463  $ 12.241   $  9.471  $  11.701  $  9.931   $      -  $       -
Accumulation unit value at end of period.............  $  14.680  $ 15.463   $ 12.241  $   9.471  $ 11.701   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.398  $ 12.202   $  9.450  $  11.687  $  9.929   $      -  $       -
Accumulation unit value at end of period.............  $  14.604  $ 15.398   $ 12.202  $   9.450  $ 11.687   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.334  $ 12.163   $  9.429  $  11.673  $  9.927   $      -  $       -
Accumulation unit value at end of period.............  $  14.528  $ 15.334   $ 12.163  $   9.429  $ 11.673   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.205  $ 12.085   $  9.387  $  11.644  $  9.923   $      -  $       -
Accumulation unit value at end of period.............  $  14.377  $ 15.205   $ 12.085  $   9.387  $ 11.644   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.078  $ 12.007   $  9.346  $  11.616  $  9.918   $  6.701  $   6.555
Accumulation unit value at end of period.............  $  14.228  $ 15.078   $ 12.007  $   9.346  $ 11.616   $  9.918  $   6.701
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          0          0
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.305  $  9.515   $  8.152  $   9.502  $  8.042   $  6.232  $   6.129
Accumulation unit value at end of period.............  $  14.448  $ 13.305   $  9.515  $   8.152  $  9.502   $  8.042  $   6.232
Number of accumulation units outstanding at end of
period (in thousands)................................         94        76        123        158        37         23          8
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.660  $ 11.931   $ 10.238  $  11.952  $ 10.130   $      -  $       -
Accumulation unit value at end of period.............  $  18.064  $ 16.660   $ 11.931  $  10.238  $ 11.952   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1        10          9          5        24          -          -


                                  APP I-62

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.087  $  9.382   $  8.059  $   9.417  $  7.990   $  6.207  $   6.105
Accumulation unit value at end of period.............  $  14.176  $ 13.087   $  9.382  $   8.059  $  9.417   $  7.990  $   6.207
Number of accumulation units outstanding at end of
period (in thousands)................................         29        33         32         36        59         36          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.410  $ 11.776   $ 10.125  $  11.843  $ 10.058   $  7.822  $   7.694
Accumulation unit value at end of period.............  $  17.758  $ 16.410   $ 11.776  $  10.125  $ 11.843   $ 10.058  $   7.822
Number of accumulation units outstanding at end of
period (in thousands)................................         23        31         42         38        38         31         21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.830  $  9.226   $  7.948  $   9.315  $  7.927   $  6.177  $   6.076
Accumulation unit value at end of period.............  $  13.856  $ 12.830   $  9.226  $   7.948  $  9.315   $  7.927  $   6.177
Number of accumulation units outstanding at end of
period (in thousands)................................         66        62         35         46        39         20          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.921  $ 11.471   $  9.902  $  11.629  $  9.916   $  7.743  $   7.616
Accumulation unit value at end of period.............  $  17.160  $ 15.921   $ 11.471  $   9.902  $ 11.629   $  9.916  $   7.743
Number of accumulation units outstanding at end of
period (in thousands)................................         63        73         90         96       109         97         21
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.722  $  9.124   $  8.594  $   8.960  $  7.574   $      -  $       -
Accumulation unit value at end of period.............  $  14.386  $ 12.722   $  9.124  $   8.594  $  8.960   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.757  $ 11.317   $ 10.677  $  11.147  $  9.437   $      -  $       -
Accumulation unit value at end of period.............  $  17.791  $ 15.757   $ 11.317  $  10.677  $ 11.147   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.514  $  8.997   $  8.496  $   8.879  $  7.524   $  5.793  $   5.717
Accumulation unit value at end of period.............  $  14.115  $ 12.514   $  8.997  $   8.496  $  8.879   $  7.524  $   5.793
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.520  $ 11.169   $ 10.559  $  11.046  $  9.370   $      -  $       -
Accumulation unit value at end of period.............  $  17.489  $ 15.520   $ 11.169  $  10.559  $ 11.046   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          3          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.268  $  8.847   $  8.379  $   8.784  $  7.466   $      -  $       -
Accumulation unit value at end of period.............  $  13.797  $ 12.268   $  8.847  $   8.379  $  8.784   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-63

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.058  $ 10.880   $ 10.326  $  10.846  $  9.237   $  7.147  $   7.054
Accumulation unit value at end of period.............  $  16.900  $ 15.058   $ 10.880  $  10.326  $ 10.846   $  9.237  $   7.147
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          0         0          3          2
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  42.872  $ 43.705   $ 41.435  $  39.415  $ 37.076   $ 33.329  $  33.120
Accumulation unit value at end of period.............  $  44.672  $ 42.872   $ 43.705  $  41.435  $ 39.415   $ 37.076  $  33.329
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          1          1         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.955  $ 14.248   $ 13.528  $  12.888  $ 12.141   $      -  $       -
Accumulation unit value at end of period.............  $  14.519  $ 13.955   $ 14.248  $  13.528  $ 12.888   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          7          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.314  $ 13.607   $ 12.933  $  12.333  $ 11.630   $ 10.481  $  10.416
Accumulation unit value at end of period.............  $  13.839  $ 13.314   $ 13.607  $  12.933  $ 12.333   $ 11.630  $  10.481
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.746  $ 14.062   $ 13.378  $  12.771  $ 12.055   $ 10.875  $  10.808
Accumulation unit value at end of period.............  $  14.273  $ 13.746   $ 14.062  $  13.378  $ 12.771   $ 12.055  $  10.875
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          6         4          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.279  $ 13.612   $ 12.976  $  12.411  $ 11.739   $      -  $       -
Accumulation unit value at end of period.............  $  13.761  $ 13.279   $ 13.612  $  12.976  $ 12.411   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         2         10          9         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.336  $ 13.698   $ 13.084  $  12.540  $ 11.884   $ 10.764  $  10.699
Accumulation unit value at end of period.............  $  13.792  $ 13.336   $ 13.698  $  13.084  $ 12.540   $ 11.884  $  10.764
Number of accumulation units outstanding at end of
period (in thousands)................................          8        12         13         11        10         12          0
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.270  $ 10.535   $  8.206  $   9.252  $  7.494   $      -  $       -
Accumulation unit value at end of period.............  $  14.923  $ 14.270   $ 10.535  $   8.206  $  9.252   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         44        69         74         53        66          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.128  $ 10.446   $  8.149  $   9.201  $  7.465   $      -  $       -
Accumulation unit value at end of period.............  $  14.753  $ 14.128   $ 10.446  $   8.149  $  9.201   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1         14          -         -          -          -


                                  APP I-64

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.594  $ 10.061   $  7.857  $   8.880  $  7.212   $  4.558  $   4.414
Accumulation unit value at end of period.............  $  14.182  $ 13.594   $ 10.061  $   7.857  $  8.880   $  7.212  $   4.558
Number of accumulation units outstanding at end of
period (in thousands)................................         28        26         14         47        39         19          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.941  $ 10.328   $  8.074  $   9.134  $  7.425   $  4.698  $   4.550
Accumulation unit value at end of period.............  $  14.529  $ 13.941   $ 10.328  $   8.074  $  9.134   $  7.425  $   4.698
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          4         46        45         51          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.327  $  9.893   $  7.749  $   8.784  $  7.155   $  4.536  $   4.393
Accumulation unit value at end of period.............  $  13.862  $ 13.327   $  9.893  $   7.749  $  8.784   $  7.155  $   4.536
Number of accumulation units outstanding at end of
period (in thousands)................................         18        26         24         17        12         14          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.576  $ 10.098   $  7.925  $   9.002  $  7.347   $  4.667  $   4.521
Accumulation unit value at end of period.............  $  14.092  $ 13.576   $ 10.098  $   7.925  $  9.002   $  7.347  $   4.667
Number of accumulation units outstanding at end of
period (in thousands)................................         32        36         36         30        23         34          1
FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.438  $ 10.888   $  8.864  $   9.464  $  7.948   $      -  $       -
Accumulation unit value at end of period.............  $  15.872  $ 14.438   $ 10.888  $   8.864  $  9.464   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.406  $ 10.880   $  8.802  $   9.412  $  7.916   $      -  $       -
Accumulation unit value at end of period.............  $  15.813  $ 14.406   $ 10.880  $   8.802  $  9.412   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.385  $ 10.875   $  8.561  $   9.163  $  7.715   $      -  $       -
Accumulation unit value at end of period.............  $  15.774  $ 14.385   $ 10.875  $   8.561  $  9.163   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.364  $ 10.870   $  8.721  $   9.344  $  7.875   $  5.881  $   5.771
Accumulation unit value at end of period.............  $  15.735  $ 14.364   $ 10.870  $   8.721  $  9.344   $  7.875  $   5.881
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.322  $ 10.860   $  8.443  $   9.064  $  7.655   $      -  $       -
Accumulation unit value at end of period.............  $  15.658  $ 14.322   $ 10.860  $   8.443  $  9.064   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-65

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.280  $ 10.850   $  8.560  $   9.208  $  7.792   $  5.843  $   5.734
Accumulation unit value at end of period.............  $  15.581  $ 14.280   $ 10.850  $   8.560  $  9.208   $  7.792  $   5.843
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          0          -
FRANKLIN CONSERVATIVE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.113  $ 11.939   $ 11.111  $  11.246  $ 10.276   $  8.630  $   8.571
Accumulation unit value at end of period.............  $  13.485  $ 13.113   $ 11.939  $  11.111  $ 11.246   $ 10.276  $   8.630
Number of accumulation units outstanding at end of
period (in thousands)................................         76        90        105         93        86         76          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.682  $ 13.387   $ 12.477  $  12.649  $ 11.574   $      -  $       -
Accumulation unit value at end of period.............  $  15.076  $ 14.682   $ 13.387  $  12.477  $ 12.649   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          2          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.057  $ 11.918   $ 11.119  $  11.283  $ 10.334   $      -  $       -
Accumulation unit value at end of period.............  $  13.394  $ 13.057   $ 11.918  $  11.119  $ 11.283   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9        13         21          5         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.462  $ 13.213   $ 12.339  $  12.534  $ 11.492   $  9.685  $   9.620
Accumulation unit value at end of period.............  $  14.820  $ 14.462   $ 13.213  $  12.339  $ 12.534   $ 11.492  $   9.685
Number of accumulation units outstanding at end of
period (in thousands)................................         15        13         14          5         5          5          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.645  $ 11.576   $ 10.832  $  11.025  $ 10.129   $  8.554  $   8.497
Accumulation unit value at end of period.............  $  12.933  $ 12.645   $ 11.576  $  10.832  $ 11.025   $ 10.129  $   8.554
Number of accumulation units outstanding at end of
period (in thousands)................................         22        23         14         20        16         12          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.031  $ 12.870   $ 12.068  $  12.307  $ 11.329   $  9.587  $   9.523
Accumulation unit value at end of period.............  $  14.321  $ 14.031   $ 12.870  $  12.068  $ 12.307   $ 11.329  $   9.587
Number of accumulation units outstanding at end of
period (in thousands)................................         76        62         70         57        43         35         19
FRANKLIN GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.277  $ 11.029   $ 10.029  $  10.407  $  9.150   $  7.015  $   6.928
Accumulation unit value at end of period.............  $  13.864  $ 13.277   $ 11.029  $  10.029  $ 10.407   $  9.150  $   7.015
Number of accumulation units outstanding at end of
period (in thousands)................................         89       105        105         96       112         89          9
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.835  $ 13.174   $ 11.998  $  12.468  $ 10.979   $      -  $       -
Accumulation unit value at end of period.............  $  16.511  $ 15.835   $ 13.174  $  11.998  $ 12.468   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         80        65         63         58        27          -          -


                                  APP I-66

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.059  $ 10.876   $  9.915  $  10.314  $  9.091   $      -  $       -
Accumulation unit value at end of period.............  $  13.603  $ 13.059   $ 10.876  $   9.915  $ 10.314   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        39         36         17         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.597  $ 13.002   $ 11.865  $  12.355  $ 10.901   $  8.387  $   8.284
Accumulation unit value at end of period.............  $  16.231  $ 15.597   $ 13.002  $  11.865  $ 12.355   $ 10.901  $   8.387
Number of accumulation units outstanding at end of
period (in thousands)................................         21        25         13          2        27         26         23
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.803  $ 10.694   $  9.778  $  10.203  $  9.020   $  6.954  $   6.868
Accumulation unit value at end of period.............  $  13.296  $ 12.803   $ 10.694  $   9.778  $ 10.203   $  9.020  $   6.954
Number of accumulation units outstanding at end of
period (in thousands)................................         61        67         74         81        26         13          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.132  $ 12.665   $ 11.604  $  12.132  $ 10.747   $  8.301  $   8.200
Accumulation unit value at end of period.............  $  15.684  $ 15.132   $ 12.665  $  11.604  $ 12.132   $ 10.747  $   8.301
Number of accumulation units outstanding at end of
period (in thousands)................................         94        81         82         74        87         65         31
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.587  $ 11.330   $ 10.016  $  10.003  $  8.752   $      -  $       -
Accumulation unit value at end of period.............  $  16.674  $ 14.587   $ 11.330  $  10.016  $ 10.003   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         39        51         45         38        23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.903  $ 13.926   $ 12.329  $  12.332  $ 10.805   $      -  $       -
Accumulation unit value at end of period.............  $  20.433  $ 17.903   $ 13.926  $  12.329  $ 12.332   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          3          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.348  $ 11.173   $  9.901  $   9.913  $  8.695   $      -  $       -
Accumulation unit value at end of period.............  $  16.360  $ 14.348   $ 11.173  $   9.901  $  9.913   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        30         23         16        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.634  $ 13.745   $ 12.193  $  12.220  $ 10.729   $      -  $       -
Accumulation unit value at end of period.............  $  20.086  $ 17.634   $ 13.745  $  12.193  $ 12.220   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         46        53         53         36        33          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.067  $ 10.986   $  9.765  $   9.807  $  8.627   $      -  $       -
Accumulation unit value at end of period.............  $  15.991  $ 14.067   $ 10.986  $   9.765  $  9.807   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        21         18         19        30          -          -


                                  APP I-67

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.110  $ 13.390   $ 11.925  $  12.000  $ 10.578   $      -  $       -
Accumulation unit value at end of period.............  $  19.411  $ 17.110   $ 13.390  $  11.925  $ 12.000   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         36        30         29         21         9          -          -
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.038  $ 14.974   $ 13.005  $  12.502  $ 11.105   $  7.733  $   7.254
Accumulation unit value at end of period.............  $  15.896  $ 16.038   $ 14.974  $  13.005  $ 12.502   $ 11.105  $   7.733
Number of accumulation units outstanding at end of
period (in thousands)................................         20         7          2          2         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.386  $ 16.257   $ 14.141  $  13.614  $ 12.111   $      -  $       -
Accumulation unit value at end of period.............  $  17.206  $ 17.386   $ 16.257  $  14.141  $ 13.614   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        11         13          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.780  $ 14.769   $ 12.860  $  12.393  $ 11.036   $      -  $       -
Accumulation unit value at end of period.............  $  15.601  $ 15.780   $ 14.769  $  12.860  $ 12.393   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1        10         12         11         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.126  $ 16.045   $ 13.985  $  13.490  $ 12.025   $  8.403  $   7.883
Accumulation unit value at end of period.............  $  16.914  $ 17.126   $ 16.045  $  13.985  $ 13.490   $ 12.025  $   8.403
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          3          3         2          1          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.475  $ 14.527   $ 12.687  $  12.263  $ 10.953   $  7.669  $   7.195
Accumulation unit value at end of period.............  $  15.253  $ 15.475   $ 14.527  $  12.687  $ 12.263   $ 10.953  $   7.669
Number of accumulation units outstanding at end of
period (in thousands)................................         10        10          3          4         0          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.615  $ 15.630   $ 13.677  $  13.246  $ 11.855   $  8.317  $   7.804
Accumulation unit value at end of period.............  $  16.345  $ 16.615   $ 15.630  $  13.677  $ 13.246   $ 11.855  $   8.317
Number of accumulation units outstanding at end of
period (in thousands)................................         28        22         21         37        11          9          1
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.999  $ 12.317   $ 10.889  $  10.643  $  9.473   $  7.052  $   6.546
Accumulation unit value at end of period.............  $  14.503  $ 13.999   $ 12.317  $  10.889  $ 10.643   $  9.473  $   7.052
Number of accumulation units outstanding at end of
period (in thousands)................................        107        99        131        106        88         73         57
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.001  $ 14.099   $ 12.483  $  12.219  $ 10.893   $      -  $       -
Accumulation unit value at end of period.............  $  16.552  $ 16.001   $ 14.099  $  12.483  $ 12.219   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         47        34         24         21        31          -          -


                                  APP I-68

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.077  $ 11.534   $ 10.222  $  10.016  $  8.938   $  6.670  $   6.192
Accumulation unit value at end of period.............  $  13.513  $ 13.077   $ 11.534  $  10.222  $ 10.016   $  8.938  $   6.670
Number of accumulation units outstanding at end of
period (in thousands)................................        126       116        128        143       112         77          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.761  $ 13.915   $ 12.345  $  12.108  $ 10.815   $  8.079  $   7.501
Accumulation unit value at end of period.............  $  16.271  $ 15.761   $ 13.915  $  12.345  $ 12.108   $ 10.815  $   8.079
Number of accumulation units outstanding at end of
period (in thousands)................................         24        28         37         29        47         40         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.820  $ 11.341   $ 10.082  $   9.908  $  8.868   $  6.638  $   6.163
Accumulation unit value at end of period.............  $  13.208  $ 12.820   $ 11.341  $  10.082  $  9.908   $  8.868  $   6.638
Number of accumulation units outstanding at end of
period (in thousands)................................        156       155        120         88        51         16          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.291  $ 13.554   $ 12.073  $  11.889  $ 10.662   $  7.997  $   7.425
Accumulation unit value at end of period.............  $  15.723  $ 15.291   $ 13.554  $  12.073  $ 11.889   $ 10.662  $   7.997
Number of accumulation units outstanding at end of
period (in thousands)................................        128       142        148        184       209        163         46
FRANKLIN MODERATE ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.449  $ 11.820   $ 10.864  $  11.084  $  9.949   $  8.019  $   7.951
Accumulation unit value at end of period.............  $  13.928  $ 13.449   $ 11.820  $  10.864  $ 11.084   $  9.949  $   8.019
Number of accumulation units outstanding at end of
period (in thousands)................................        113        87         89         60        55         45          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.461  $ 13.609   $ 12.527  $  12.799  $ 11.505   $      -  $       -
Accumulation unit value at end of period.............  $  15.987  $ 15.461   $ 13.609  $  12.527  $ 12.799   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         75        57         53         66        49          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.229  $ 11.656   $ 10.740  $  10.984  $  9.884   $      -  $       -
Accumulation unit value at end of period.............  $  13.665  $ 13.229   $ 11.656  $  10.740  $ 10.984   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         81        99         86         37        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.229  $ 13.431   $ 12.388  $  12.683  $ 11.424   $  9.241  $   9.163
Accumulation unit value at end of period.............  $  15.716  $ 15.229   $ 13.431  $  12.388  $ 12.683   $ 11.424  $   9.241
Number of accumulation units outstanding at end of
period (in thousands)................................         31        60         38          5        18         18         14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.969  $ 11.461   $ 10.592  $  10.866  $  9.807   $  7.949  $   7.882
Accumulation unit value at end of period.............  $  13.357  $ 12.969   $ 11.461  $  10.592  $ 10.866   $  9.807  $   7.949
Number of accumulation units outstanding at end of
period (in thousands)................................         56        45         79        128       110         32         11


                                  APP I-69

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.775  $ 13.083   $ 12.115  $  12.453  $ 11.262   $  9.146  $   9.071
Accumulation unit value at end of period.............  $  15.186  $ 14.775   $ 13.083  $  12.115  $ 12.453   $ 11.262  $   9.146
Number of accumulation units outstanding at end of
period (in thousands)................................        134       123        131        145       127        132         60
FRANKLIN MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.752  $  9.177   $  7.945  $   8.189  $  7.427   $  5.773  $   5.690
Accumulation unit value at end of period.............  $  12.451  $ 11.752   $  9.177  $   7.945  $  8.189   $  7.427  $   5.773
Number of accumulation units outstanding at end of
period (in thousands)................................          5         2          3          3         2          1         40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.007  $ 10.955   $  9.498  $   9.805  $  8.905   $      -  $       -
Accumulation unit value at end of period.............  $  14.818  $ 14.007   $ 10.955  $   9.498  $  9.805   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.744  $  9.194   $  7.979  $   8.245  $  7.496   $      -  $       -
Accumulation unit value at end of period.............  $  12.412  $ 11.744   $  9.194  $   7.979  $  8.245   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        23         20          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.797  $ 10.812   $  9.392  $   9.716  $  8.842   $      -  $       -
Accumulation unit value at end of period.............  $  14.566  $ 13.797   $ 10.812  $   9.392  $  9.716   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4        15         16         15        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.843  $  8.514   $  7.411  $   7.682  $  7.005   $  5.475  $   5.397
Accumulation unit value at end of period.............  $  11.425  $ 10.843   $  8.514  $   7.411  $  7.682   $  7.005  $   5.475
Number of accumulation units outstanding at end of
period (in thousands)................................         13        17         12         22        19          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.386  $ 10.532   $  9.186  $   9.540  $  8.717   $  6.826  $   6.730
Accumulation unit value at end of period.............  $  14.076  $ 13.386   $ 10.532  $   9.186  $  9.540   $  8.717  $   6.826
Number of accumulation units outstanding at end of
period (in thousands)................................         16        28         34         33        27         24          7
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.013  $ 10.440   $  9.258  $   9.592  $  8.678   $  7.214  $   7.157
Accumulation unit value at end of period.............  $  13.596  $ 13.013   $ 10.440  $   9.258  $  9.592   $  8.678  $   7.214
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4         14          7        83         74         64
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.972  $ 10.407   $  9.229  $   9.561  $  8.651   $  7.191  $   7.135
Accumulation unit value at end of period.............  $  13.553  $ 12.972   $ 10.407  $   9.229  $  9.561   $  8.651  $   7.191
Number of accumulation units outstanding at end of
period (in thousands)................................        180       155        256        217        53         10          2


                                  APP I-70

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.660  $ 10.976   $  9.747  $  10.114  $  9.164   $      -  $       -
Accumulation unit value at end of period.............  $  14.251  $ 13.660   $ 10.976  $   9.747  $ 10.114   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        48         35          7        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.759  $ 10.262   $  9.123  $   9.475  $  8.594   $  7.163  $   7.107
Accumulation unit value at end of period.............  $  13.298  $ 12.759   $ 10.262  $   9.123  $  9.475   $  8.594  $   7.163
Number of accumulation units outstanding at end of
period (in thousands)................................         88       101        103        111       128         50          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.506  $ 10.874   $  9.676  $  10.060  $  9.134   $  6.897  $   6.799
Accumulation unit value at end of period.............  $  14.062  $ 13.506   $ 10.874  $   9.676  $ 10.060   $  9.134  $   6.897
Number of accumulation units outstanding at end of
period (in thousands)................................          4         2         10         30        23         18         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.509  $ 10.091   $  8.998  $   9.373  $  8.527   $  7.128  $   7.073
Accumulation unit value at end of period.............  $  12.998  $ 12.509   $ 10.091  $   8.998  $  9.373   $  8.527  $   7.128
Number of accumulation units outstanding at end of
period (in thousands)................................        152       153         99         56        31         21          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.211  $ 13.104   $ 11.707  $  12.220  $ 11.140   $  9.330  $   9.259
Accumulation unit value at end of period.............  $  16.811  $ 16.211   $ 13.104  $  11.707  $ 12.220   $ 11.140  $   9.330
Number of accumulation units outstanding at end of
period (in thousands)................................         28        27         27         29        36         52         35
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.203  $ 10.673   $  9.535  $   9.953  $  9.073   $  7.599  $   7.541
Accumulation unit value at end of period.............  $  13.692  $ 13.203   $ 10.673  $   9.535  $  9.953   $  9.073  $   7.599
Number of accumulation units outstanding at end of
period (in thousands)................................        153       171        214        221       197        159          8
FRANKLIN MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.609  $ 16.214   $ 14.201  $  14.532  $ 13.109   $      -  $       -
Accumulation unit value at end of period.............  $  22.003  $ 20.609   $ 16.214  $  14.201  $ 14.532   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4        62         77         73        59          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.245  $ 15.952   $ 13.992  $  14.340  $ 12.955   $      -  $       -
Accumulation unit value at end of period.............  $  21.582  $ 20.245   $ 15.952  $  13.992  $ 14.340   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        34         36         37        42          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.370  $  8.968   $  7.874  $   8.078  $  7.305   $      -  $       -
Accumulation unit value at end of period.............  $  12.109  $ 11.370   $  8.968  $   7.874  $  8.078   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         31        31         31         31        28          -          -


                                  APP I-71

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.784  $ 15.620   $ 13.728  $  14.097  $ 12.761   $      -  $       -
Accumulation unit value at end of period.............  $  21.048  $ 19.784   $ 15.620  $  13.728  $ 14.097   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         48        49        109        108       102          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.147  $  8.818   $  7.766  $   7.991  $  7.248   $      -  $       -
Accumulation unit value at end of period.............  $  11.835  $ 11.147   $  8.818  $   7.766  $  7.991   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         27        28         19          9        15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.853  $ 14.944   $ 13.187  $  13.596  $ 12.357   $      -  $       -
Accumulation unit value at end of period.............  $  19.977  $ 18.853   $ 14.944  $  13.187  $ 13.596   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        38         45         45        43          -          -
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  22.656  $ 16.902   $ 14.353  $  14.973  $ 11.849   $      -  $       -
Accumulation unit value at end of period.............  $  22.543  $ 22.656   $ 16.902  $  14.353  $ 14.973   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        14         11         14        12          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  22.346  $ 16.696   $ 14.199  $  14.835  $ 11.757   $      -  $       -
Accumulation unit value at end of period.............  $  22.202  $ 22.346   $ 16.696  $  14.199  $ 14.835   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4        12         14          5         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.457  $ 10.812   $  9.204  $   9.626  $  7.636   $      -  $       -
Accumulation unit value at end of period.............  $  14.348  $ 14.457   $ 10.812  $   9.204  $  9.626   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         5          4          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  21.940  $ 16.425   $ 13.997  $  14.653  $ 11.636   $      -  $       -
Accumulation unit value at end of period.............  $  21.754  $ 21.940   $ 16.425  $  13.997  $ 14.653   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        17         15         23        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.173  $ 10.631   $  9.078  $   9.522  $  7.577   $      -  $       -
Accumulation unit value at end of period.............  $  14.025  $ 14.173   $ 10.631  $   9.078  $  9.522   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        14          9          8         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.149  $ 15.896   $ 13.601  $  14.295  $ 11.397   $      -  $       -
Accumulation unit value at end of period.............  $  20.887  $ 21.149   $ 15.896  $  13.601  $ 14.295   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        26         31         27        27          -          -


                                  APP I-72

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.554  $ 14.173   $ 12.679  $  12.413  $ 11.253   $  9.008  $   8.826
Accumulation unit value at end of period.............  $  14.723  $ 14.554   $ 14.173  $  12.679  $ 12.413   $ 11.253  $   9.008
Number of accumulation units outstanding at end of
period (in thousands)................................         26        60         90         76        41         10          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.745  $ 15.357   $ 13.758  $  13.490  $ 12.248   $      -  $       -
Accumulation unit value at end of period.............  $  15.904  $ 15.745   $ 15.357  $  13.758  $ 13.490   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        14         13          0        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.315  $ 13.976   $ 12.534  $  12.301  $ 11.180   $      -  $       -
Accumulation unit value at end of period.............  $  14.446  $ 14.315   $ 13.976  $  12.534  $ 12.301   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30        32         21         11        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.509  $ 15.157   $ 13.606  $  13.367  $ 12.161   $  9.768  $   9.572
Accumulation unit value at end of period.............  $  15.634  $ 15.509   $ 15.157  $  13.606  $ 13.367   $ 12.161  $   9.768
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          4          4         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.034  $ 13.743   $ 12.362  $  12.169  $ 11.093   $  8.928  $   8.750
Accumulation unit value at end of period.............  $  14.120  $ 14.034   $ 13.743  $  12.362  $ 12.169   $ 11.093  $   8.928
Number of accumulation units outstanding at end of
period (in thousands)................................         50        38         45         35        30          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.047  $ 14.764   $ 13.307  $  13.126  $ 11.988   $  9.669  $   9.476
Accumulation unit value at end of period.............  $  15.108  $ 15.047   $ 14.764  $  13.307  $ 13.126   $ 11.988  $   9.669
Number of accumulation units outstanding at end of
period (in thousands)................................         68        55         50         41        37         49          1
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.553  $ 13.755   $ 12.759  $  12.151  $ 11.086   $      -  $       -
Accumulation unit value at end of period.............  $  14.292  $ 13.553   $ 13.755  $  12.759  $ 12.151   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.249  $ 14.484   $ 13.455  $  12.832  $ 11.726   $      -  $       -
Accumulation unit value at end of period.............  $  15.004  $ 14.249   $ 14.484  $  13.455  $ 12.832   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         5          4          4         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.331  $ 13.564   $ 12.613  $  12.041  $ 11.014   $      -  $       -
Accumulation unit value at end of period.............  $  14.023  $ 13.331   $ 13.564  $  12.613  $ 12.041   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         5          5          0         -          -          -


                                  APP I-73

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.036  $ 14.295   $ 13.306  $  12.716  $ 11.643   $      -  $       -
Accumulation unit value at end of period.............  $  14.750  $ 14.036   $ 14.295  $  13.306  $ 12.716   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          3          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.069  $ 13.338   $ 12.440  $  11.912  $ 10.928   $      -  $       -
Accumulation unit value at end of period.............  $  13.707  $ 13.069   $ 13.338  $  12.440  $ 11.912   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         8          6          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.618  $ 13.925   $ 13.014  $  12.487  $ 11.479   $      -  $       -
Accumulation unit value at end of period.............  $  14.254  $ 13.618   $ 13.925  $  13.014  $ 12.487   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        13         14         11         8          -          -
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.993  $ 13.281   $ 13.147  $  12.370  $ 11.720   $      -  $       -
Accumulation unit value at end of period.............  $  13.485  $ 12.993   $ 13.281  $  13.147  $ 12.370   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6         14         19         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.366  $ 13.682   $ 13.565  $  12.782  $ 12.129   $      -  $       -
Accumulation unit value at end of period.............  $  13.851  $ 13.366   $ 13.682  $  13.565  $ 12.782   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.783  $ 13.099   $ 13.000  $  12.262  $ 11.647   $ 11.200  $  11.186
Accumulation unit value at end of period.............  $  13.235  $ 12.783   $ 13.099  $  13.000  $ 12.262   $ 11.647  $  11.200
Number of accumulation units outstanding at end of
period (in thousands)................................          3         4          8          2         2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.165  $ 13.504   $ 13.414  $  12.666  $ 12.043   $ 11.592  $  11.578
Accumulation unit value at end of period.............  $  13.616  $ 13.165   $ 13.504  $  13.414  $ 12.666   $ 12.043  $  11.592
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          5         4          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.536  $ 12.885   $ 12.825  $  12.134  $ 11.560   $ 11.150  $  11.137
Accumulation unit value at end of period.............  $  12.940  $ 12.536   $ 12.885  $  12.825  $ 12.134   $ 11.560  $  11.150
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          4         13         6          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.773  $ 13.154   $ 13.119  $  12.437  $ 11.872   $ 11.474  $  11.461
Accumulation unit value at end of period.............  $  13.158  $ 12.773   $ 13.154  $  13.119  $ 12.437   $ 11.872  $  11.474
Number of accumulation units outstanding at end of
period (in thousands)................................         37        38         71         49        59         68          1


                                  APP I-74

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FROST GROWTH EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.587  $ 12.866   $ 11.500  $  11.618  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.583  $ 16.587   $ 12.866  $  11.500  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.492  $ 12.811   $ 11.468  $  11.603  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.448  $ 16.492   $ 12.811  $  11.468  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.429  $ 12.775   $ 11.447  $  11.593  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.359  $ 16.429   $ 12.775  $  11.447  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.366  $ 12.738   $ 11.426  $  11.583  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.270  $ 16.366   $ 12.738  $  11.426  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.240  $ 12.666   $ 11.384  $  11.564  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.094  $ 16.240   $ 12.666  $  11.384  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.116  $ 12.594   $ 11.342  $  11.544  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.920  $ 16.116   $ 12.594  $  11.342  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
FROST VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.396  $ 11.504   $ 11.027  $  11.387  $ 10.801   $      -  $       -
Accumulation unit value at end of period.............  $  16.872  $ 15.396   $ 11.504  $  11.027  $ 11.387   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.307  $ 11.455   $ 10.996  $  11.373  $ 10.798   $      -  $       -
Accumulation unit value at end of period.............  $  16.750  $ 15.307   $ 11.455  $  10.996  $ 11.373   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.248  $ 11.422   $ 10.976  $  11.363  $ 10.796   $      -  $       -
Accumulation unit value at end of period.............  $  16.669  $ 15.248   $ 11.422  $  10.976  $ 11.363   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-75

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.190  $ 11.389   $ 10.956  $  11.354  $ 10.794   $      -  $       -
Accumulation unit value at end of period.............  $  16.589  $ 15.190   $ 11.389  $  10.956  $ 11.354   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.074  $ 11.325   $ 10.915  $  11.334  $ 10.790   $      -  $       -
Accumulation unit value at end of period.............  $  16.429  $ 15.074   $ 11.325  $  10.915  $ 11.334   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.958  $ 11.261   $ 10.875  $  11.315  $ 10.786   $      -  $       -
Accumulation unit value at end of period.............  $  16.270  $ 14.958   $ 11.261  $  10.875  $ 11.315   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          1         -          -          -
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.622  $  9.065   $  8.108  $   7.934  $  7.174   $      -  $       -
Accumulation unit value at end of period.............  $  11.676  $ 10.622   $  9.065  $   8.108  $  7.934   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.073  $ 10.319   $  9.243  $   9.058  $  8.203   $      -  $       -
Accumulation unit value at end of period.............  $  13.251  $ 12.073   $ 10.319  $   9.243  $  9.058   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.450  $  8.941   $  8.017  $   7.864  $  7.129   $      -  $       -
Accumulation unit value at end of period.............  $  11.459  $ 10.450   $  8.941  $   8.017  $  7.864   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.891  $ 10.184   $  9.141  $   8.976  $  8.144   $      -  $       -
Accumulation unit value at end of period.............  $  13.026  $ 11.891   $ 10.184  $   9.141  $  8.976   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.248  $  8.794   $  7.909  $   7.782  $  7.075   $      -  $       -
Accumulation unit value at end of period.............  $  11.204  $ 10.248   $  8.794  $   7.909  $  7.782   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.537  $  9.920   $  8.940  $   8.813  $  8.029   $      -  $       -
Accumulation unit value at end of period.............  $  12.588  $ 11.537   $  9.920  $   8.940  $  8.813   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-76

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.573  $ 11.124   $  9.430  $   9.619  $  8.723   $  5.914  $   5.842
Accumulation unit value at end of period.............  $  16.484  $ 14.573   $ 11.124  $   9.430  $  9.619   $  8.723  $   5.914
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.556  $ 12.656   $ 10.745  $  10.976  $  9.969   $      -  $       -
Accumulation unit value at end of period.............  $  18.698  $ 16.556   $ 12.656  $  10.745  $ 10.976   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.344  $ 10.976   $  9.328  $   9.539  $  8.672   $      -  $       -
Accumulation unit value at end of period.............  $  16.185  $ 14.344   $ 10.976  $   9.328  $  9.539   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.307  $ 12.491   $ 10.626  $  10.877  $  9.898   $  6.735  $   6.653
Accumulation unit value at end of period.............  $  18.381  $ 16.307   $ 12.491  $  10.626  $ 10.877   $  9.898  $   6.735
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.074  $ 10.802   $  9.207  $   9.444  $  8.611   $      -  $       -
Accumulation unit value at end of period.............  $  15.832  $ 14.074   $ 10.802  $   9.207  $  9.444   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.821  $ 12.167   $ 10.392  $  10.680  $  9.758   $  6.666  $   6.586
Accumulation unit value at end of period.............  $  17.762  $ 15.821   $ 12.167  $  10.392  $ 10.680   $  9.758  $   6.666
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          1         1          1          1
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.863  $ 13.154   $ 12.481  $  11.715  $ 10.966   $  9.505  $   9.473
Accumulation unit value at end of period.............  $  13.475  $ 12.863   $ 13.154  $  12.481  $ 11.715   $ 10.966  $   9.505
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.001  $ 13.315   $ 12.652  $  11.894  $ 11.150   $      -  $       -
Accumulation unit value at end of period.............  $  13.598  $ 13.001   $ 13.315  $  12.652  $ 11.894   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.444  $ 12.757   $ 12.134  $  11.419  $ 10.715   $      -  $       -
Accumulation unit value at end of period.............  $  13.003  $ 12.444   $ 12.757  $  12.134  $ 11.419   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-77

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.805  $ 13.141   $ 12.512  $  11.786  $ 11.071   $  9.629  $   9.598
Accumulation unit value at end of period.............  $  13.368  $ 12.805   $ 13.141  $  12.512  $ 11.786   $ 11.071  $   9.629
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.203  $ 12.548   $ 11.971  $  11.299  $ 10.635   $      -  $       -
Accumulation unit value at end of period.............  $  12.714  $ 12.203   $ 12.548  $  11.971  $ 11.299   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.424  $ 12.801   $ 12.237  $  11.573  $ 10.914   $  9.531  $   9.501
Accumulation unit value at end of period.............  $  12.917  $ 12.424   $ 12.801  $  12.237  $ 11.573   $ 10.914  $   9.531
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          6          5         4          3          1
GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.567  $  7.528   $  6.188  $   7.528  $  6.881   $      -  $       -
Accumulation unit value at end of period.............  $   8.296  $  9.567   $  7.528  $   6.188  $  7.528   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.964  $  9.429   $  7.761  $   9.457  $  8.657   $      -  $       -
Accumulation unit value at end of period.............  $  10.360  $ 11.964   $  9.429  $   7.761  $  9.457   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   9.412  $  7.425   $  6.118  $   7.462  $  6.838   $  5.427  $   5.277
Accumulation unit value at end of period.............  $   8.142  $  9.412   $  7.425  $   6.118  $  7.462   $  6.838  $   5.427
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.784  $  9.306   $  7.675  $   9.371  $  8.595   $  6.829  $   6.640
Accumulation unit value at end of period.............  $  10.184  $ 11.784   $  9.306  $   7.675  $  9.371   $  8.595  $   6.829
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.230  $  7.303   $  6.036  $   7.384  $  6.786   $      -  $       -
Accumulation unit value at end of period.............  $   7.961  $  9.230   $  7.303  $   6.036  $  7.384   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.433  $  9.064   $  7.506  $   9.201  $  8.474   $  6.759  $   6.573
Accumulation unit value at end of period.............  $   9.841  $ 11.433   $  9.064  $   7.506  $  9.201   $  8.474  $   6.759
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         0          0          -


                                  APP I-78

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.545  $ 12.931   $ 12.675  $  11.963  $ 11.466   $ 11.029  $  11.004
Accumulation unit value at end of period.............  $  12.994  $ 12.545   $ 12.931  $  12.675  $ 11.963   $ 11.466  $  11.029
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          3         15         6          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.956  $ 13.375   $ 13.130  $  12.411  $ 11.913   $      -  $       -
Accumulation unit value at end of period.............  $  13.400  $ 12.956   $ 13.375  $  13.130  $ 12.411   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6         10          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.339  $ 12.751   $ 12.530  $  11.856  $ 11.392   $      -  $       -
Accumulation unit value at end of period.............  $  12.749  $ 12.339   $ 12.751  $  12.530  $ 11.856   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         8         14          9        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.761  $ 13.200   $ 12.985  $  12.299  $ 11.829   $ 11.418  $  11.393
Accumulation unit value at end of period.............  $  13.172  $ 12.761   $ 13.200  $  12.985  $ 12.299   $ 11.829  $  11.418
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          9         30        30         30          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.097  $ 12.538   $ 12.358  $  11.728  $ 11.303   $      -  $       -
Accumulation unit value at end of period.............  $  12.461  $ 12.097   $ 12.538  $  12.358  $ 11.728   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         5         11         13        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.381  $ 12.858   $ 12.699  $  12.076  $ 11.661   $ 11.301  $  11.278
Accumulation unit value at end of period.............  $  12.729  $ 12.381   $ 12.858  $  12.699  $ 12.076   $ 11.661  $  11.301
Number of accumulation units outstanding at end of
period (in thousands)................................         12        25         37         30        30         26          5
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.420  $  8.664   $  7.282  $   7.928  $  7.147   $  6.074  $   5.919
Accumulation unit value at end of period.............  $  12.648  $ 11.420   $  8.664  $   7.282  $  7.928   $  7.147  $   6.074
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          8         12       100         91         83
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.989  $ 10.629   $  8.946  $   9.755  $  8.808   $      -  $       -
Accumulation unit value at end of period.............  $  15.470  $ 13.989   $ 10.629  $   8.946  $  9.755   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.236  $  8.546   $  7.200  $   7.859  $  7.102   $      -  $       -
Accumulation unit value at end of period.............  $  12.413  $ 11.236   $  8.546  $   7.200  $  7.859   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-79

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.779  $ 10.491   $  8.847  $   9.666  $  8.745   $  7.458  $   7.269
Accumulation unit value at end of period.............  $  15.207  $ 13.779   $ 10.491  $   8.847  $  9.666   $  8.745  $   7.458
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          8          7         6          6          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.019  $  8.406   $  7.103  $   7.776  $  7.049   $      -  $       -
Accumulation unit value at end of period.............  $  12.136  $ 11.019   $  8.406  $   7.103  $  7.776   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.369  $ 10.219   $  8.653  $   9.491  $  8.621   $  7.382  $   7.195
Accumulation unit value at end of period.............  $  14.695  $ 13.369   $ 10.219  $   8.653  $  9.491   $  8.621  $   7.382
Number of accumulation units outstanding at end of
period (in thousands)................................          7         8          7          8        21         16          2
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.012  $ 12.970   $ 10.947  $  11.467  $  9.714   $  6.195  $   6.041
Accumulation unit value at end of period.............  $  18.788  $ 17.012   $ 12.970  $  10.947  $ 11.467   $  9.714  $   6.195
Number of accumulation units outstanding at end of
period (in thousands)................................         18        14         15         14        11         11          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.802  $ 15.883   $ 13.425  $  14.084  $ 11.949   $      -  $       -
Accumulation unit value at end of period.............  $  22.939  $ 20.802   $ 15.883  $  13.425  $ 14.084   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.745  $ 12.799   $ 10.829  $  11.371  $  9.658   $      -  $       -
Accumulation unit value at end of period.............  $  18.447  $ 16.745   $ 12.799  $  10.829  $ 11.371   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  20.489  $ 15.676   $ 13.276  $  13.956  $ 11.864   $  7.593  $   7.405
Accumulation unit value at end of period.............  $  22.549  $ 20.489   $ 15.676  $  13.276  $ 13.956   $ 11.864  $   7.593
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.430  $ 12.595   $ 10.689  $  11.258  $  9.590   $      -  $       -
Accumulation unit value at end of period.............  $  18.045  $ 16.430   $ 12.595  $  10.689  $ 11.258   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        16         11          8         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.879  $ 15.270   $ 12.984  $  13.703  $ 11.697   $  7.516  $   7.330
Accumulation unit value at end of period.............  $  21.790  $ 19.879   $ 15.270  $  12.984  $ 13.703   $ 11.697  $   7.516
Number of accumulation units outstanding at end of
period (in thousands)................................          8         5          7          7         4          2          1


                                  APP I-80

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.497  $ 16.356   $ 14.232  $  13.989  $ 12.397   $      -  $       -
Accumulation unit value at end of period.............  $  17.706  $ 17.497   $ 16.356  $  14.232  $ 13.989   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        41         30         22         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.263  $ 16.162   $ 14.084  $  13.865  $ 12.305   $      -  $       -
Accumulation unit value at end of period.............  $  17.443  $ 17.263   $ 16.162  $  14.084  $ 13.865   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          4          0         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.353  $ 13.451   $ 11.734  $  11.563  $ 10.272   $      -  $       -
Accumulation unit value at end of period.............  $  14.489  $ 14.353   $ 13.451  $  11.734  $ 11.563   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         7          6          8        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.956  $ 15.907   $ 13.889  $  13.700  $ 12.183   $  8.192  $   7.815
Accumulation unit value at end of period.............  $  17.099  $ 16.956   $ 15.907  $  13.889  $ 13.700   $ 12.183  $   8.192
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9         22         31        31         27         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.072  $ 13.227   $ 11.573  $  11.438  $ 10.192   $      -  $       -
Accumulation unit value at end of period.............  $  14.162  $ 14.072   $ 13.227  $  11.573  $ 11.438   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          7          7         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.088  $ 15.153   $ 13.284  $  13.156  $ 11.746   $  7.930  $   7.565
Accumulation unit value at end of period.............  $  16.159  $ 16.088   $ 15.153  $  13.284  $ 13.156   $ 11.746  $   7.930
Number of accumulation units outstanding at end of
period (in thousands)................................         24        21         20         19        15          9          5
GOLDMAN SACHS INCOME BUILDER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.158  $ 17.386   $ 15.480  $  14.868  $ 13.185   $ 10.704  $  10.555
Accumulation unit value at end of period.............  $  20.763  $ 20.158   $ 17.386  $  15.480  $ 14.868   $ 13.185  $  10.704
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.178  $ 13.975   $ 12.462  $  11.986  $ 10.646   $      -  $       -
Accumulation unit value at end of period.............  $  16.639  $ 16.178   $ 13.975  $  12.462  $ 11.986   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.095  $ 12.188   $ 10.879  $  10.475  $  9.313   $      -  $       -
Accumulation unit value at end of period.............  $  14.482  $ 14.095   $ 12.188  $  10.879  $ 10.475   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-81

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.935  $ 13.793   $ 12.324  $  11.877  $ 10.570   $  8.611  $   8.492
Accumulation unit value at end of period.............  $  16.356  $ 15.935   $ 13.793  $  12.324  $ 11.877   $ 10.570  $   8.611
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  26.968  $ 23.389   $ 20.940  $  20.222  $ 18.033   $ 14.720  $  14.517
Accumulation unit value at end of period.............  $  27.626  $ 26.968   $ 23.389  $  20.940  $ 20.222   $ 18.033  $  14.720
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.460  $ 13.435   $ 12.052  $  11.662  $ 10.421   $  8.524  $   8.407
Accumulation unit value at end of period.............  $  15.806  $ 15.460   $ 13.435  $  12.052  $ 11.662   $ 10.421  $   8.524
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          7          6         8          6          0
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.953  $  9.060   $  7.638  $   8.327  $  7.463   $      -  $       -
Accumulation unit value at end of period.............  $  13.351  $ 11.953   $  9.060  $   7.638  $  8.327   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        19         13         11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.834  $  8.984   $  7.585  $   8.281  $  7.434   $      -  $       -
Accumulation unit value at end of period.............  $  13.199  $ 11.834   $  8.984  $   7.585  $  8.281   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.756  $  8.933   $  7.550  $   8.251  $  7.414   $  5.987  $   5.856
Accumulation unit value at end of period.............  $  13.098  $ 11.756   $  8.933  $   7.550  $  8.251   $  7.414  $   5.987
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8         16         15        12          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.678  $  8.883   $  7.515  $   8.221  $  7.395   $      -  $       -
Accumulation unit value at end of period.............  $  12.999  $ 11.678   $  8.883  $   7.515  $  8.221   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          3          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.524  $  8.783   $  7.446  $   8.162  $  7.356   $  5.958  $   5.827
Accumulation unit value at end of period.............  $  12.801  $ 11.524   $  8.783  $   7.446  $  8.162   $  7.356  $   5.958
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          3          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.372  $  8.685   $  7.377  $   8.102  $  7.317   $  5.938  $   5.808
Accumulation unit value at end of period.............  $  12.607  $ 11.372   $  8.685  $   7.377  $  8.102   $  7.317  $   5.938
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          7         11         7          6          0


                                  APP I-82

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.239  $ 20.671   $ 17.601  $  18.941  $ 15.308   $      -  $       -
Accumulation unit value at end of period.............  $  30.694  $ 27.239   $ 20.671  $  17.601  $ 18.941   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         6         14         23        36          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.511  $ 17.868   $ 15.237  $  16.422  $ 13.292   $      -  $       -
Accumulation unit value at end of period.............  $  26.453  $ 23.511   $ 17.868  $  15.237  $ 16.422   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         22        21         20         18        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.335  $ 10.145   $  8.660  $   9.343  $  7.569   $      -  $       -
Accumulation unit value at end of period.............  $  14.989  $ 13.335   $ 10.145  $   8.660  $  9.343   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  26.142  $ 19.908   $ 17.010  $  18.370  $ 14.898   $ 11.323  $  10.956
Accumulation unit value at end of period.............  $  29.354  $ 26.142   $ 19.908  $  17.010  $ 18.370   $ 14.898  $  11.323
Number of accumulation units outstanding at end of
period (in thousands)................................         26        40         37         36        43         39         33
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.073  $  9.976   $  8.541  $   9.209  $  7.510   $      -  $       -
Accumulation unit value at end of period.............  $  14.651  $ 13.073   $  9.976  $   8.541  $  9.209   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2         32         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.942  $ 19.070   $ 16.360  $  17.738  $ 14.443   $  7.930  $   7.565
Accumulation unit value at end of period.............  $  27.895  $ 24.942   $ 19.070  $  16.360  $ 17.738   $ 14.443  $   7.930
Number of accumulation units outstanding at end of
period (in thousands)................................         24        27         29         33        38         43          5
GOLDMAN SACHS SATELLITE STRATEGIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.329  $ 11.090   $ 10.422  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.241  $ 11.329   $ 11.090  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.280  $ 11.059   $ 10.403  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.175  $ 11.280   $ 11.059  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.248  $ 11.038   $ 10.391  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.132  $ 11.248   $ 11.038  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-83

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.215  $ 11.017   $ 10.378  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.089  $ 11.215   $ 11.017  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.151  $ 10.976   $ 10.353  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.003  $ 11.151   $ 10.976  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.087  $ 10.934   $ 10.328  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.918  $ 11.087   $ 10.934  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.163  $ 11.747   $ 10.171  $  10.180  $  8.127   $  6.396  $   6.177
Accumulation unit value at end of period.............  $  17.185  $ 16.163   $ 11.747  $  10.171  $ 10.180   $  8.127  $   6.396
Number of accumulation units outstanding at end of
period (in thousands)................................         41        73         81         91        43         21         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.866  $ 13.732   $ 11.908  $  11.936  $  9.543   $      -  $       -
Accumulation unit value at end of period.............  $  20.028  $ 18.866   $ 13.732  $  11.908  $ 11.936   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        13          7          6         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.898  $ 11.584   $ 10.055  $  10.089  $  8.075   $  6.370  $   6.153
Accumulation unit value at end of period.............  $  16.861  $ 15.898   $ 11.584  $  10.055  $ 10.089   $  8.075  $   6.370
Number of accumulation units outstanding at end of
period (in thousands)................................         21        20         22         13        44         27          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.582  $ 13.553   $ 11.776  $  11.827  $  9.476   $  7.483  $   7.228
Accumulation unit value at end of period.............  $  19.688  $ 18.582   $ 13.553  $  11.776  $ 11.827   $  9.476  $   7.483
Number of accumulation units outstanding at end of
period (in thousands)................................         17        15         19         21        19         14          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.586  $ 11.390   $  9.917  $   9.980  $  8.012   $  6.340  $   6.124
Accumulation unit value at end of period.............  $  16.481  $ 15.586   $ 11.390  $   9.917  $  9.980   $  8.012  $   6.340
Number of accumulation units outstanding at end of
period (in thousands)................................         18        30         23         27        23         16          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.029  $ 13.202   $ 11.517  $  11.613  $  9.341   $  7.407  $   7.155
Accumulation unit value at end of period.............  $  19.025  $ 18.029   $ 13.202  $  11.517  $ 11.613   $  9.341  $   7.407
Number of accumulation units outstanding at end of
period (in thousands)................................         46        49         51         52        33         33          8


                                  APP I-84

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.411  $ 10.971   $  9.227  $   9.560  $  8.693   $      -  $       -
Accumulation unit value at end of period.............  $  16.214  $ 14.411   $ 10.971  $   9.227  $  9.560   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.708  $ 12.739   $ 10.730  $  11.134  $ 10.139   $      -  $       -
Accumulation unit value at end of period.............  $  18.771  $ 16.708   $ 12.739  $  10.730  $ 11.134   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.178  $ 10.821   $  9.124  $   9.477  $  8.638   $      -  $       -
Accumulation unit value at end of period.............  $  15.913  $ 14.178   $ 10.821  $   9.124  $  9.477   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.458  $ 12.573   $ 10.612  $  11.033  $ 10.067   $  7.077  $   7.012
Accumulation unit value at end of period.............  $  18.452  $ 16.458   $ 12.573  $  10.612  $ 11.033   $ 10.067  $   7.077
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.904  $ 10.643   $  9.001  $   9.377  $  8.574   $      -  $       -
Accumulation unit value at end of period.............  $  15.558  $ 13.904   $ 10.643  $   9.001  $  9.377   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.967  $ 12.247   $ 10.378  $  10.833  $  9.925   $  7.005  $   6.942
Accumulation unit value at end of period.............  $  17.831  $ 15.967   $ 12.247  $  10.378  $ 10.833   $  9.925  $   7.005
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          1         0          0          -
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.520  $  9.253   $  8.169  $   7.877  $  7.007   $      -  $       -
Accumulation unit value at end of period.............  $  14.362  $ 12.520   $  9.253  $   8.169  $  7.877   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.460  $ 10.703   $  9.463  $   9.138  $  8.142   $      -  $       -
Accumulation unit value at end of period.............  $  16.563  $ 14.460   $ 10.703  $   9.463  $  9.138   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.318  $  9.126   $  8.077  $   7.808  $  6.963   $      -  $       -
Accumulation unit value at end of period.............  $  14.095  $ 12.318   $  9.126  $   8.077  $  7.808   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-85

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.243  $ 10.563   $  9.359  $   9.055  $  8.084   $      -  $       -
Accumulation unit value at end of period.............  $  16.282  $ 14.243   $ 10.563  $   9.359  $  9.055   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.080  $  8.977   $  7.969  $   7.726  $  6.911   $      -  $       -
Accumulation unit value at end of period.............  $  13.781  $ 12.080   $  8.977  $   7.969  $  7.726   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.819  $ 10.290   $  9.153  $   8.891  $  7.969   $  6.675  $   6.548
Accumulation unit value at end of period.............  $  15.733  $ 13.819   $ 10.290  $   9.153  $  8.891   $  7.969  $   6.675
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          0
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.321  $ 11.075   $  9.961  $   9.853  $  8.853   $      -  $       -
Accumulation unit value at end of period.............  $  14.515  $ 13.321   $ 11.075  $   9.961  $  9.853   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          8         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.259  $ 12.705   $ 11.444  $  11.337  $ 10.201   $      -  $       -
Accumulation unit value at end of period.............  $  16.601  $ 15.259   $ 12.705  $  11.444  $ 11.337   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.109  $ 10.926   $  9.852  $   9.769  $  8.799   $      -  $       -
Accumulation unit value at end of period.............  $  14.248  $ 13.109   $ 10.926  $   9.852  $  9.769   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.030  $ 12.539   $ 11.318  $  11.234  $ 10.129   $      -  $       -
Accumulation unit value at end of period.............  $  16.319  $ 15.030   $ 12.539  $  11.318  $ 11.234   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.859  $ 10.750   $  9.722  $   9.669  $  8.736   $  6.792  $   6.707
Accumulation unit value at end of period.............  $  13.934  $ 12.859   $ 10.750  $   9.722  $  9.669   $  8.736  $   6.792
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.582  $ 12.214   $ 11.068  $  11.031  $  9.985   $  7.780  $   7.683
Accumulation unit value at end of period.............  $  15.770  $ 14.582   $ 12.214  $  11.068  $ 11.031   $  9.985  $   7.780
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          2         1          0          0


                                  APP I-86

                                                                              YEAR ENDING DECEMBER 31,
                                                      ------------------------------------------------------------------------------
SUB-ACCOUNT                                             2014       2013       2012       2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  14.340  $ 10.638   $  9.113   $   9.077  $  8.019   $      -  $       -
Accumulation unit value at end of period............  $  16.532  $ 14.340   $ 10.638   $   9.113  $  9.077   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period......  $  16.501  $ 12.260   $ 10.518   $  10.492  $  9.283   $      -  $       -
Accumulation unit value at end of period............  $  18.995  $ 16.501   $ 12.260   $  10.518  $ 10.492   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $  14.114  $ 10.497   $  9.014   $   9.001  $  7.972   $      -  $       -
Accumulation unit value at end of period............  $  16.231  $ 14.114   $ 10.497   $   9.014  $  9.001   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period......  $  16.254  $ 12.100   $ 10.401   $  10.397  $  9.217   $      -  $       -
Accumulation unit value at end of period............  $  18.673  $ 16.254   $ 12.100   $  10.401  $ 10.397   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period......  $  13.848  $ 10.330   $  8.898   $   8.911  $  7.916   $      -  $       -
Accumulation unit value at end of period............  $  15.878  $ 13.848   $ 10.330   $   8.898  $  8.911   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -           -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  15.769  $ 11.787   $ 10.172   $  10.208  $  9.086   $  7.341  $   7.167
Accumulation unit value at end of period............  $  18.044  $ 15.769   $ 11.787   $  10.172  $ 10.208   $  9.086  $   7.341
Number of accumulation units outstanding at end of
period (in thousands)...............................          -        (0)        (0)          0         0          0          0
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  14.086  $ 10.759   $  9.543   $   9.490  $  8.445   $      -  $       -
Accumulation unit value at end of period............  $  15.794  $ 14.086   $ 10.759   $   9.543  $  9.490   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................         68        50         63          51        45          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period......  $  17.022  $ 13.021   $ 11.566   $  11.519  $ 10.266   $      -  $       -
Accumulation unit value at end of period............  $  19.056  $ 17.022   $ 13.021   $  11.566  $ 11.519   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................         12        13         15          13         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $  13.862  $ 10.614   $  9.438   $   9.409  $  8.394   $  6.800  $   6.633
Accumulation unit value at end of period............  $  15.503  $ 13.862   $ 10.614   $   9.438  $  9.409   $  8.394  $   6.800
Number of accumulation units outstanding at end of
period (in thousands)...............................         40        30         33          30        19         11          -


                                  APP I-87

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.766  $ 12.851   $ 11.438  $  11.414  $ 10.193   $  8.266  $   8.063
Accumulation unit value at end of period.............  $  18.733  $ 16.766   $ 12.851  $  11.438  $ 11.414   $ 10.193  $   8.266
Number of accumulation units outstanding at end of
period (in thousands)................................         21        14         16         17        25         14         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.597  $ 10.443   $  9.314  $   9.313  $  8.333   $  6.771  $   6.605
Accumulation unit value at end of period.............  $  15.162  $ 13.597   $ 10.443  $   9.314  $  9.313   $  8.333  $   6.771
Number of accumulation units outstanding at end of
period (in thousands)................................         76        72         43         46        46          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.266  $ 12.518   $ 11.186  $  11.208  $ 10.049   $  8.182  $   7.982
Accumulation unit value at end of period.............  $  18.102  $ 16.266   $ 12.518  $  11.186  $ 11.208   $ 10.049  $   8.182
Number of accumulation units outstanding at end of
period (in thousands)................................         74        92        114        112        97        112         47
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.555  $  8.545   $  6.976  $   8.162  $  7.198   $      -  $       -(a)
Accumulation unit value at end of period.............  $  12.254  $ 11.555   $  8.545  $   6.976  $  8.162   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13         4          4          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.161  $ 10.488   $  8.575  $  10.048  $  8.874   $      -  $       -
Accumulation unit value at end of period.............  $  14.995  $ 14.161   $ 10.488  $   8.575  $ 10.048   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.373  $  8.431   $  6.901  $   8.094  $  7.156   $      -  $       -
Accumulation unit value at end of period.............  $  12.031  $ 11.373   $  8.431  $   6.901  $  8.094   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         1          1          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.948  $ 10.351   $  8.480  $   9.957  $  8.811   $      -  $       -
Accumulation unit value at end of period.............  $  14.740  $ 13.948   $ 10.351  $   8.480  $  9.957   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.159  $  8.297   $  6.812  $   8.014  $  7.106   $      -  $       -
Accumulation unit value at end of period.............  $  11.769  $ 11.159   $  8.297  $   6.812  $  8.014   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.532  $ 10.082   $  8.293  $   9.777  $  8.686   $  6.501  $   6.354
Accumulation unit value at end of period.............  $  14.244  $ 13.532   $ 10.082  $   8.293  $  9.777   $  8.686  $   6.501
Number of accumulation units outstanding at end of
period (in thousands)................................          3         1          2          2         1          1          0


                                  APP I-88

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.916  $ 10.327   $  8.202  $   9.068  $  7.771   $      -  $       -(b)
Accumulation unit value at end of period.............  $  15.760  $ 13.916   $ 10.327  $   8.202  $  9.068   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         58        59         80         73        64          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.710  $ 13.163   $ 10.470  $  11.593  $  9.950   $      -  $       -
Accumulation unit value at end of period.............  $  20.027  $ 17.710   $ 13.163  $  10.470  $ 11.593   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        22         19         20        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.694  $ 10.188   $  8.112  $   8.991  $  7.724   $      -  $       -
Accumulation unit value at end of period.............  $  15.470  $ 13.694   $ 10.188  $   8.112  $  8.991   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         36        28         30         35        24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.444  $ 12.991   $ 10.354  $  11.487  $  9.879   $  7.706  $   7.589
Accumulation unit value at end of period.............  $  19.686  $ 17.444   $ 12.991  $  10.354  $ 11.487   $  9.879  $   7.706
Number of accumulation units outstanding at end of
period (in thousands)................................         25        19         14         11        27         28         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.433  $ 10.024   $  8.005  $   8.899  $  7.669   $  5.994  $   5.903
Accumulation unit value at end of period.............  $  15.130  $ 13.433   $ 10.024  $   8.005  $  8.899   $  7.669  $   5.994
Number of accumulation units outstanding at end of
period (in thousands)................................         43        49         29         45        26         13          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.924  $ 12.654   $ 10.126  $  11.280  $  9.739   $  7.628  $   7.512
Accumulation unit value at end of period.............  $  19.023  $ 16.924   $ 12.654  $  10.126  $ 11.280   $  9.739  $   7.628
Number of accumulation units outstanding at end of
period (in thousands)................................         55        53         72         70        81         75         26
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.078  $ 10.009   $  8.390  $   9.826  $  8.647   $      -  $       -
Accumulation unit value at end of period.............  $  11.520  $ 12.078   $ 10.009  $   8.390  $  9.826   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          7          4         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.841  $ 13.147   $ 11.037  $  12.945  $ 11.409   $      -  $       -
Accumulation unit value at end of period.............  $  15.086  $ 15.841   $ 13.147  $  11.037  $ 12.945   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.885  $  9.874   $  8.297  $   9.742  $  8.595   $      -  $       -
Accumulation unit value at end of period.............  $  11.308  $ 11.885   $  9.874  $   8.297  $  9.742   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          2          2         2          -          -


                                  APP I-89

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.603  $ 12.975   $ 10.914  $  12.827  $ 11.328   $  8.582  $   8.328
Accumulation unit value at end of period.............  $  14.830  $ 15.603   $ 12.975  $  10.914  $ 12.827   $ 11.328  $   8.582
Number of accumulation units outstanding at end of
period (in thousands)................................          -         9          9          7         6          3          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.659  $  9.715   $  8.188  $   9.643  $  8.533   $  6.477  $   6.286
Accumulation unit value at end of period.............  $  11.059  $ 11.659   $  9.715  $   8.188  $  9.643   $  8.533  $   6.477
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.138  $ 12.639   $ 10.674  $  12.595  $ 11.168   $  8.494  $   8.244
Accumulation unit value at end of period.............  $  14.330  $ 15.138   $ 12.639  $  10.674  $ 12.595   $ 11.168  $   8.494
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          9          9        11          8          3
HARTFORD MODERATE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.650  $ 11.602   $ 10.408  $  10.593  $  9.466   $      -  $       -
Accumulation unit value at end of period.............  $  12.650  $ 12.650   $ 11.602  $  10.408  $ 10.593   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        13         23         20         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.523  $ 11.503   $ 10.334  $  10.534  $  9.427   $      -  $       -
Accumulation unit value at end of period.............  $  12.504  $ 12.523   $ 11.503  $  10.334  $ 10.534   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        17          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  19.341  $ 17.783   $ 15.992  $  16.318  $ 14.618   $      -  $       -
Accumulation unit value at end of period.............  $  19.293  $ 19.341   $ 17.783  $  15.992  $ 16.318   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        15         19         45        58          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.355  $ 11.371   $ 10.236  $  10.455  $  9.375   $      -  $       -
Accumulation unit value at end of period.............  $  12.312  $ 12.355   $ 11.371  $  10.236  $ 10.455   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0         13         10         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  19.063  $ 17.580   $ 15.857  $  16.229  $ 14.582   $      -  $       -
Accumulation unit value at end of period.............  $  18.959  $ 19.063   $ 17.580  $  15.857  $ 16.229   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         5          3          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.025  $ 11.112   $ 10.043  $  10.299  $  9.272   $      -  $       -
Accumulation unit value at end of period.............  $  11.935  $ 12.025   $ 11.112  $  10.043  $ 10.299   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        23         15         11         3          -          -


                                  APP I-90

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MODERATE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.561  $ 11.487   $ 10.272  $  10.424  $  9.288   $      -  $       -
Accumulation unit value at end of period.............  $  12.596  $ 12.561   $ 11.487  $  10.272  $ 10.424   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         1          3          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.437  $ 11.391   $ 10.201  $  10.367  $  9.251   $      -  $       -
Accumulation unit value at end of period.............  $  12.453  $ 12.437   $ 11.391  $  10.201  $ 10.367   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         9          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.354  $ 11.326   $ 10.153  $  10.330  $  9.226   $      -  $       -
Accumulation unit value at end of period.............  $  12.358  $ 12.354   $ 11.326  $  10.153  $ 10.330   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         37        32         34         30        24          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.273  $ 11.263   $ 10.106  $  10.292  $  9.202   $  7.253  $   7.150
Accumulation unit value at end of period.............  $  12.264  $ 12.273   $ 11.263  $  10.106  $ 10.292   $  9.202  $   7.253
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.110  $ 11.136   $ 10.013  $  10.217  $  9.153   $  7.229  $   7.127
Accumulation unit value at end of period.............  $  12.078  $ 12.110   $ 11.136  $  10.013  $ 10.217   $  9.153  $   7.229
Number of accumulation units outstanding at end of
period (in thousands)................................         95        89         92         19        13          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.951  $ 11.011   $  9.920  $  10.143  $  9.105   $  7.206  $   7.104
Accumulation unit value at end of period.............  $  11.895  $ 11.951   $ 11.011  $   9.920  $ 10.143   $  9.105  $   7.206
Number of accumulation units outstanding at end of
period (in thousands)................................         30        26         34        100        77         83          2
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.526  $ 10.838   $  9.443  $   9.848  $  7.992   $      -  $       -
Accumulation unit value at end of period.............  $  16.507  $ 15.526   $ 10.838  $   9.443  $  9.848   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        11          7          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.377  $ 10.750   $  9.381  $   9.797  $  7.963   $      -  $       -
Accumulation unit value at end of period.............  $  16.324  $ 15.377   $ 10.750  $   9.381  $  9.797   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         7          7          6         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.279  $ 10.692   $  9.339  $   9.764  $  7.944   $  6.204  $   6.036
Accumulation unit value at end of period.............  $  16.204  $ 15.279   $ 10.692  $   9.339  $  9.764   $  7.944  $   6.204
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          3          6         4          2          -


                                  APP I-91

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.181  $ 10.635   $  9.298  $   9.730  $  7.924   $  6.195  $   6.027
Accumulation unit value at end of period.............  $  16.084  $ 15.181   $ 10.635  $   9.298  $  9.730   $  7.924  $   6.195
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0         16        15         19          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.987  $ 10.520   $  9.216  $   9.664  $  7.886   $  6.177  $   6.011
Accumulation unit value at end of period.............  $  15.847  $ 14.987   $ 10.520  $   9.216  $  9.664   $  7.886  $   6.177
Number of accumulation units outstanding at end of
period (in thousands)................................         16        13          6          2         1          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.796  $ 10.406   $  9.135  $   9.598  $  7.848   $  6.160  $   5.994
Accumulation unit value at end of period.............  $  15.613  $ 14.796   $ 10.406  $   9.135  $  9.598   $  7.848  $   6.160
Number of accumulation units outstanding at end of
period (in thousands)................................         12        16         18         20        17         12          0
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.076  $  9.961   $  8.774  $   8.938  $  7.844   $      -  $       -
Accumulation unit value at end of period.............  $  14.446  $ 13.076   $  9.961  $   8.774  $  8.938   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.645  $ 11.937   $ 10.530  $  10.743  $  9.443   $      -  $       -
Accumulation unit value at end of period.............  $  17.260  $ 15.645   $ 11.937  $  10.530  $ 10.743   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.867  $  9.827   $  8.678  $   8.862  $  7.797   $      -  $       -
Accumulation unit value at end of period.............  $  14.181  $ 12.867   $  9.827  $   8.678  $  8.862   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.411  $ 11.781   $ 10.414  $  10.645  $  9.376   $  6.697  $   6.590
Accumulation unit value at end of period.............  $  16.966  $ 15.411   $ 11.781  $  10.414  $ 10.645   $  9.376  $   6.697
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          4          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.622  $  9.669   $  8.563  $   8.772  $  7.741   $      -  $       -
Accumulation unit value at end of period.............  $  13.869  $ 12.622   $  9.669  $   8.563  $  8.772   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.951  $ 11.476   $ 10.184  $  10.453  $  9.243   $  6.629  $   6.524
Accumulation unit value at end of period.............  $  16.395  $ 14.951   $ 11.476  $  10.184  $ 10.453   $  9.243  $   6.629
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          1         1          4          2


                                  APP I-92

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.753  $ 13.033   $ 12.211  $  11.499  $ 10.775   $      -  $       -
Accumulation unit value at end of period.............  $  13.410  $ 12.753   $ 13.033  $  12.211  $ 11.499   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30        12         13          9         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.302  $ 13.615   $ 12.775  $  12.048  $ 11.307   $      -  $       -
Accumulation unit value at end of period.............  $  13.967  $ 13.302   $ 13.615  $  12.775  $ 12.048   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3        26         28         27        25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.648  $ 12.958   $ 12.171  $  11.490  $ 10.794   $  9.480  $   9.433
Accumulation unit value at end of period.............  $  13.267  $ 12.648   $ 12.958  $  12.171  $ 11.490   $ 10.794  $   9.480
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          3          5         6          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.103  $ 13.437   $ 12.634  $  11.939  $ 11.227   $  9.869  $   9.822
Accumulation unit value at end of period.............  $  13.730  $ 13.103   $ 13.437  $  12.634  $ 11.939   $ 11.227  $   9.869
Number of accumulation units outstanding at end of
period (in thousands)................................         21        22         18         14        22         21         20
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.407  $ 12.749   $ 12.011  $  11.373  $ 10.716   $  9.439  $   9.394
Accumulation unit value at end of period.............  $  12.975  $ 12.407   $ 12.749  $  12.011  $ 11.373   $ 10.716  $   9.439
Number of accumulation units outstanding at end of
period (in thousands)................................         29        24         21         20         6         28          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.712  $ 13.089   $ 12.355  $  11.723  $ 11.068   $  9.769  $   9.723
Accumulation unit value at end of period.............  $  13.268  $ 12.712   $ 13.089  $  12.355  $ 11.723   $ 11.068  $   9.769
Number of accumulation units outstanding at end of
period (in thousands)................................         47        52         55         54        67         47         12
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.091  $      -   $      -  $       -  $      -   $      -  $       -(c)
Accumulation unit value at end of period.............  $  10.946  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         66         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.091  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.931  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.090  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.929  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         49         -          -          -         -          -          -


                                  APP I-93

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.090  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.927  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.090  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.922  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.090  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.918  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30         -          -          -         -          -          -
INVESCO AMERICAN FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.914  $ 10.008   $  8.886  $  10.353  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.996  $ 13.914   $ 10.008  $   8.886  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1        29          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.858  $  9.983   $  8.876  $  10.353  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.913  $ 13.858   $  9.983  $   8.876  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         9          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.820  $  9.966   $  8.870  $  10.352  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.858  $ 13.820   $  9.966  $   8.870  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.783  $  9.949   $  8.864  $  10.352  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.803  $ 13.783   $  9.949  $   8.864  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.708  $  9.915   $  8.851  $  10.351  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.693  $ 13.708   $  9.915  $   8.851  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.634  $  9.881   $  8.838  $  10.350  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.585  $ 13.634   $  9.881  $   8.838  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          5          4         -          -          -


                                  APP I-94

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  34.497  $ 25.864   $ 22.214  $  22.192  $ 18.302   $      -  $       -
Accumulation unit value at end of period.............  $  37.559  $ 34.497   $ 25.864  $  22.214  $ 22.192   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  34.249  $ 25.716   $ 22.120  $  22.132  $ 18.280   $      -  $       -
Accumulation unit value at end of period.............  $  37.233  $ 34.249   $ 25.716  $  22.120  $ 22.132   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  34.084  $ 25.618   $ 22.058  $  22.091  $ 18.265   $      -  $       -
Accumulation unit value at end of period.............  $  37.017  $ 34.084   $ 25.618  $  22.058  $ 22.091   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  33.920  $ 25.521   $ 21.995  $  22.051  $ 18.250   $      -  $       -
Accumulation unit value at end of period.............  $  36.802  $ 33.920   $ 25.521  $  21.995  $ 22.051   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  33.595  $ 25.326   $ 21.872  $  21.971  $ 18.220   $      -  $       -
Accumulation unit value at end of period.............  $  36.376  $ 33.595   $ 25.326  $  21.872  $ 21.971   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  33.272  $ 25.133   $ 21.749  $  21.891  $ 18.190   $      -  $       -
Accumulation unit value at end of period.............  $  35.955  $ 33.272   $ 25.133  $  21.749  $ 21.891   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          1          1         1          -          -
INVESCO COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.764  $ 14.687   $ 12.414  $  12.728  $ 11.065   $  8.591  $   8.433
Accumulation unit value at end of period.............  $  21.460  $ 19.764   $ 14.687  $  12.414  $ 12.728   $ 11.065  $   8.591
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5         17         17        50         44         41
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.710  $ 14.669   $ 12.418  $  12.750  $ 11.101   $      -  $       -
Accumulation unit value at end of period.............  $  21.369  $ 19.710   $ 14.669  $  12.418  $ 12.750   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        19         22          6         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.054  $  9.725   $  8.241  $   8.469  $  7.382   $      -  $       -
Accumulation unit value at end of period.............  $  14.138  $ 13.054   $  9.725  $   8.241  $  8.469   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         8         13          5         4          -          -


                                  APP I-95

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.926  $ 14.114   $ 11.972  $  12.317  $ 10.745   $  8.372  $   8.219
Accumulation unit value at end of period.............  $  20.478  $ 18.926   $ 14.114  $  11.972  $ 12.317   $ 10.745  $   8.372
Number of accumulation units outstanding at end of
period (in thousands)................................         30        29         25         27        32         26         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.798  $  9.562   $  8.127  $   8.378  $  7.324   $  5.717  $   5.614
Accumulation unit value at end of period.............  $  13.819  $ 12.798   $  9.562  $   8.127  $  8.378   $  7.324  $   5.717
Number of accumulation units outstanding at end of
period (in thousands)................................         34        38         27         33         9          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.012  $ 13.486   $ 11.485  $  11.863  $ 10.391   $  8.128  $   7.981
Accumulation unit value at end of period.............  $  19.411  $ 18.012   $ 13.486  $  11.485  $ 11.863   $ 10.391  $   8.128
Number of accumulation units outstanding at end of
period (in thousands)................................         31        29         41         40        53         44         23
INVESCO DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.657  $ 13.143   $ 11.052  $  12.528  $ 11.016   $      -  $       -
Accumulation unit value at end of period.............  $  12.184  $ 12.657   $ 13.143  $  11.052  $ 12.528   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.584  $ 13.087   $ 11.021  $  12.512  $ 11.013   $      -  $       -
Accumulation unit value at end of period.............  $  12.095  $ 12.584   $ 13.087  $  11.021  $ 12.512   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.536  $ 13.050   $ 11.001  $  12.502  $ 11.011   $      -  $       -
Accumulation unit value at end of period.............  $  12.037  $ 12.536   $ 13.050  $  11.001  $ 12.502   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0         26         24         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.488  $ 13.013   $ 10.981  $  12.491  $ 11.008   $      -  $       -
Accumulation unit value at end of period.............  $  11.979  $ 12.488   $ 13.013  $  10.981  $ 12.491   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.392  $ 12.939   $ 10.940  $  12.470  $ 11.004   $      -  $       -
Accumulation unit value at end of period.............  $  11.863  $ 12.392   $ 12.939  $  10.940  $ 12.470   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         3          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.297  $ 12.865   $ 10.900  $  12.449  $ 11.000   $      -  $       -
Accumulation unit value at end of period.............  $  11.749  $ 12.297   $ 12.865  $  10.900  $ 12.449   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        11         12          8         1          -          -


                                  APP I-96

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  21.585  $ 17.360   $ 15.456  $  15.727  $ 14.063   $ 11.443  $  11.267
Accumulation unit value at end of period.............  $  23.426  $ 21.585   $ 17.360  $  15.456  $ 15.727   $ 14.063  $  11.443
Number of accumulation units outstanding at end of
period (in thousands)................................         55       251        318        323       289        205        216
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  21.204  $ 17.079   $ 15.229  $  15.519  $ 13.898   $      -  $       -
Accumulation unit value at end of period.............  $  22.978  $ 21.204   $ 17.079  $  15.229  $ 15.519   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         56        59         59         63        61          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.374  $ 10.783   $  9.624  $   9.817  $  8.801   $  7.179  $   7.069
Accumulation unit value at end of period.............  $  14.478  $ 13.374   $ 10.783  $   9.624  $  9.817   $  8.801  $   7.179
Number of accumulation units outstanding at end of
period (in thousands)................................         25        19         35         28         5          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  20.896  $ 16.865   $ 15.068  $  15.386  $ 13.806   $      -  $       -
Accumulation unit value at end of period.............  $  22.599  $ 20.896   $ 16.865  $  15.068  $ 15.386   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         58        77        204        223       239          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.111  $ 10.603   $  9.492  $   9.712  $  8.732   $  7.145  $   7.036
Accumulation unit value at end of period.............  $  14.151  $ 13.111   $ 10.603  $   9.492  $  9.712   $  8.732  $   7.145
Number of accumulation units outstanding at end of
period (in thousands)................................         23        35         26         28        29         24          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  19.746  $ 16.000   $ 14.352  $  14.714  $ 13.256   $ 10.868  $  10.703
Accumulation unit value at end of period.............  $  21.270  $ 19.746   $ 16.000  $  14.352  $ 14.714   $ 13.256  $  10.868
Number of accumulation units outstanding at end of
period (in thousands)................................         86        93        109         99       106        104         79
INVESCO GLOBAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.632  $  9.560   $  8.486  $  10.387  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.617  $ 11.632   $  9.560  $   8.486  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.585  $  9.535   $  8.477  $  10.386  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.553  $ 11.585   $  9.535  $   8.477  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.553  $  9.519   $  8.471  $  10.386  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.510  $ 11.553   $  9.519  $   8.471  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-97

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.522  $  9.503   $  8.465  $  10.385  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.467  $ 11.522   $  9.503  $   8.465  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.459  $  9.470   $  8.453  $  10.384  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.382  $ 11.459   $  9.470  $   8.453  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.397  $  9.438   $  8.441  $  10.384  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.298  $ 11.397   $  9.438  $   8.441  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -
INVESCO GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.956  $  9.729   $  8.533  $   8.759  $  7.814   $  6.320  $   6.155
Accumulation unit value at end of period.............  $  14.200  $ 12.956   $  9.729  $   8.533  $  8.759   $  7.814  $   6.320
Number of accumulation units outstanding at end of
period (in thousands)................................         30        27         27         18        24          8          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.842  $ 11.913   $ 10.465  $  10.758  $  9.612   $      -  $       -
Accumulation unit value at end of period.............  $  17.336  $ 15.842   $ 11.913  $  10.465  $ 10.758   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.744  $  9.593   $  8.436  $   8.680  $  7.764   $  6.295  $   6.131
Accumulation unit value at end of period.............  $  13.932  $ 12.744   $  9.593  $   8.436  $  8.680   $  7.764  $   6.295
Number of accumulation units outstanding at end of
period (in thousands)................................         28        28         33         25        16          8          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.604  $ 11.758   $ 10.349  $  10.660  $  9.544   $  7.746  $   7.545
Accumulation unit value at end of period.............  $  17.042  $ 15.604   $ 11.758  $  10.349  $ 10.660   $  9.544  $   7.746
Number of accumulation units outstanding at end of
period (in thousands)................................         55        70         57         42        36         16         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.494  $  9.433   $  8.320  $   8.587  $  7.703   $  6.264  $   6.102
Accumulation unit value at end of period.............  $  13.618  $ 12.494   $  9.433  $   8.320  $  8.587   $  7.703  $   6.264
Number of accumulation units outstanding at end of
period (in thousands)................................         19        21         14         17        21         14          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.139  $ 11.453   $ 10.121  $  10.467  $  9.409   $  7.667  $   7.469
Accumulation unit value at end of period.............  $  16.468  $ 15.139   $ 11.453  $  10.121  $ 10.467   $  9.409  $   7.667
Number of accumulation units outstanding at end of
period (in thousands)................................         35        36         46         42        37         33          9


                                  APP I-98

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.404  $  9.656   $  8.428  $   9.112  $  8.146   $      -  $       -
Accumulation unit value at end of period.............  $  11.336  $ 11.404   $  9.656  $   8.428  $  9.112   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        64          5          6        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.209  $ 13.746   $ 12.015  $  13.009  $ 11.648   $      -  $       -
Accumulation unit value at end of period.............  $  16.088  $ 16.209   $ 13.746  $  12.015  $ 13.009   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.217  $  9.522   $  8.331  $   9.030  $  8.093   $      -  $       -
Accumulation unit value at end of period.............  $  11.122  $ 11.217   $  9.522  $   8.331  $  9.030   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1         10          9        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.966  $ 13.567   $ 11.882  $  12.891  $ 11.566   $      -  $       -
Accumulation unit value at end of period.............  $  15.816  $ 15.966   $ 13.567  $  11.882  $ 12.891   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.997  $  9.363   $  8.217  $   8.932  $  8.030   $      -  $       -
Accumulation unit value at end of period.............  $  10.871  $ 10.997   $  9.363  $   8.217  $  8.932   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          2          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.491  $ 13.216   $ 11.621  $  12.659  $ 11.403   $      -  $       -
Accumulation unit value at end of period.............  $  15.284  $ 15.491   $ 13.216  $  11.621  $ 12.659   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        15         13         12        10          -          -
INVESCO MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.445  $ 11.329   $ 10.187  $  11.264  $  8.890   $  5.608  $   5.559
Accumulation unit value at end of period.............  $  16.587  $ 15.445   $ 11.329  $  10.187  $ 11.264   $  8.890  $   5.608
Number of accumulation units outstanding at end of
period (in thousands)................................         16        12          5          1         2          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.591  $ 13.658   $ 12.299  $  13.619  $ 10.765   $      -  $       -
Accumulation unit value at end of period.............  $  19.936  $ 18.591   $ 13.658  $  12.299  $ 13.619   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          8          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.196  $ 11.174   $ 10.073  $  11.165  $  8.834   $  5.587  $   5.539
Accumulation unit value at end of period.............  $  16.278  $ 15.196   $ 11.174  $  10.073  $ 11.165   $  8.834  $   5.587
Number of accumulation units outstanding at end of
period (in thousands)................................         19        18         16          3         2          0          -


                                  APP I-99

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.312  $ 13.480   $ 12.163  $  13.496  $ 10.688   $  6.767  $   6.708
Accumulation unit value at end of period.............  $  19.597  $ 18.312   $ 13.480  $  12.163  $ 13.496   $ 10.688  $   6.767
Number of accumulation units outstanding at end of
period (in thousands)................................         16        21         16         25        22         10          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.902  $ 10.991   $  9.938  $  11.049  $  8.768   $  5.562  $   5.514
Accumulation unit value at end of period.............  $  15.916  $ 14.902   $ 10.991  $   9.938  $ 11.049   $  8.768  $   5.562
Number of accumulation units outstanding at end of
period (in thousands)................................         14        10          5         17        14          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.767  $ 13.130   $ 11.896  $  13.252  $ 10.537   $  6.697  $   6.640
Accumulation unit value at end of period.............  $  18.937  $ 17.767   $ 13.130  $  11.896  $ 13.252   $ 10.537  $   6.697
Number of accumulation units outstanding at end of
period (in thousands)................................         14        12         17         14        11         17          5
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.871  $ 30.480   $ 26.283  $  24.554  $ 20.096   $      -  $       -
Accumulation unit value at end of period.............  $  39.354  $ 30.871   $ 30.480  $  26.283  $ 24.554   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        25         24         25        18          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  22.805  $ 22.550   $ 19.474  $  18.220  $ 14.935   $      -  $       -
Accumulation unit value at end of period.............  $  29.028  $ 22.805   $ 22.550  $  19.474  $ 18.220   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        10          9          7         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.562  $ 10.455   $  9.038  $   8.464  $  6.945   $      -  $       -
Accumulation unit value at end of period.............  $  13.431  $ 10.562   $ 10.455  $   9.038  $  8.464   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        12         14         13        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  29.720  $ 29.447   $ 25.481  $  23.889  $ 19.620   $      -  $       -
Accumulation unit value at end of period.............  $  37.755  $ 29.720   $ 29.447  $  25.481  $ 23.889   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        17         17         22        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.355  $ 10.280   $  8.914  $   8.373  $  6.891   $      -  $       -
Accumulation unit value at end of period.............  $  13.128  $ 10.355   $ 10.280  $   8.914  $  8.373   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        18         18         28        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  28.458  $ 28.309   $ 24.595  $  23.150  $ 19.090   $      -  $       -
Accumulation unit value at end of period.............  $  36.007  $ 28.458   $ 28.309  $  24.595  $ 23.150   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        24         25         30        20          -          -


                                  APP I-100

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.447  $ 11.309   $  9.734  $  10.125  $  8.212   $  7.017  $   6.797
Accumulation unit value at end of period.............  $  15.846  $ 15.447   $ 11.309  $   9.734  $ 10.125   $  8.212  $   7.017
Number of accumulation units outstanding at end of
period (in thousands)................................         50        57         57         34        21         13          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.929  $ 13.146   $ 11.332  $  11.805  $  9.589   $      -  $       -
Accumulation unit value at end of period.............  $  18.365  $ 17.929   $ 13.146  $  11.332  $ 11.805   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        17         18          8         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.194  $ 11.152   $  9.622  $  10.034  $  8.159   $      -  $       -
Accumulation unit value at end of period.............  $  15.548  $ 15.194   $ 11.152  $   9.622  $ 10.034   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5          5         21        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.660  $ 12.975   $ 11.207  $  11.697  $  9.521   $  8.164  $   7.909
Accumulation unit value at end of period.............  $  18.053  $ 17.660   $ 12.975  $  11.207  $ 11.697   $  9.521  $   8.164
Number of accumulation units outstanding at end of
period (in thousands)................................          3         5          3         11        15         11          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.896  $ 10.966   $  9.490  $   9.926  $  8.095   $  6.956  $   6.738
Accumulation unit value at end of period.............  $  15.197  $ 14.896   $ 10.966  $   9.490  $  9.926   $  8.095  $   6.956
Number of accumulation units outstanding at end of
period (in thousands)................................         36        20         19         13         9          6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.134  $ 12.639   $ 10.960  $  11.486  $  9.386   $  8.081  $   7.829
Accumulation unit value at end of period.............  $  17.445  $ 17.134   $ 12.639  $  10.960  $ 11.486   $  9.386  $   8.081
Number of accumulation units outstanding at end of
period (in thousands)................................         21        20         23         25        29         29          6
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.344  $ 11.283   $  9.990  $  10.082  $  7.880   $      -  $       -
Accumulation unit value at end of period.............  $  15.599  $ 15.344   $ 11.283  $   9.990  $ 10.082   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        24         16         14        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.478  $ 13.607   $ 12.066  $  12.195  $  9.547   $      -  $       -
Accumulation unit value at end of period.............  $  18.756  $ 18.478   $ 13.607  $  12.066  $ 12.195   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.093  $ 11.126   $  9.876  $   9.991  $  7.829   $      -  $       -
Accumulation unit value at end of period.............  $  15.305  $ 15.093   $ 11.126  $   9.876  $  9.991   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7         16          7         6          -          -


                                  APP I-101

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.201  $ 13.430   $ 11.933  $  12.085  $  9.479   $      -  $       -
Accumulation unit value at end of period.............  $  18.438  $ 18.201   $ 13.430  $  11.933  $ 12.085   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.797  $ 10.940   $  9.740  $   9.883  $  7.768   $      -  $       -
Accumulation unit value at end of period.............  $  14.959  $ 14.797   $ 10.940  $   9.740  $  9.883   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          5          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.659  $ 13.082   $ 11.671  $  11.866  $  9.345   $      -  $       -
Accumulation unit value at end of period.............  $  17.818  $ 17.659   $ 13.082  $  11.671  $ 11.866   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          7         10         7          -          -
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  34.381  $ 24.698   $ 20.973  $  21.350  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  36.832  $ 34.381   $ 24.698  $  20.973  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         6          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  34.133  $ 24.556   $ 20.884  $  21.291  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  36.512  $ 34.133   $ 24.556  $  20.884  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  33.969  $ 24.463   $ 20.826  $  21.253  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  36.300  $ 33.969   $ 24.463  $  20.826  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  33.806  $ 24.369   $ 20.767  $  21.214  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  36.090  $ 33.806   $ 24.369  $  20.767  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  33.481  $ 24.184   $ 20.650  $  21.137  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  35.672  $ 33.481   $ 24.184  $  20.650  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  33.160  $ 24.000   $ 20.534  $  21.060  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  35.259  $ 33.160   $ 24.000  $  20.534  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          2          2         -          -          -


                                  APP I-102

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  36.954  $ 25.744   $ 21.121  $  23.122  $ 17.941   $      -  $       -
Accumulation unit value at end of period.............  $  39.395  $ 36.954   $ 25.744  $  21.121  $ 23.122   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          4          2         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  36.688  $ 25.597   $ 21.032  $  23.059  $ 17.919   $      -  $       -
Accumulation unit value at end of period.............  $  39.053  $ 36.688   $ 25.597  $  21.032  $ 23.059   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  36.511  $ 25.500   $ 20.973  $  23.017  $ 17.904   $      -  $       -
Accumulation unit value at end of period.............  $  38.826  $ 36.511   $ 25.500  $  20.973  $ 23.017   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         7          7          7         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  36.336  $ 25.402   $ 20.914  $  22.975  $ 17.889   $      -  $       -
Accumulation unit value at end of period.............  $  38.601  $ 36.336   $ 25.402  $  20.914  $ 22.975   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  35.987  $ 25.209   $ 20.796  $  22.892  $ 17.860   $      -  $       -
Accumulation unit value at end of period.............  $  38.154  $ 35.987   $ 25.209  $  20.796  $ 22.892   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          0          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  35.642  $ 25.017   $ 20.679  $  22.809  $ 17.831   $      -  $       -
Accumulation unit value at end of period.............  $  37.712  $ 35.642   $ 25.017  $  20.679  $ 22.809   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8          5          3         2          -          -
INVESCO U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.199  $ 12.447   $ 11.966  $  11.446  $ 10.912   $      -  $       -
Accumulation unit value at end of period.............  $  12.902  $ 12.199   $ 12.447  $  11.966  $ 11.446   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.548  $ 12.823   $ 12.346  $  11.827  $ 11.292   $      -  $       -
Accumulation unit value at end of period.............  $  13.252  $ 12.548   $ 12.823  $  12.346  $ 11.827   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.002  $ 12.277   $ 11.832  $  11.346  $ 10.844   $      -  $       -
Accumulation unit value at end of period.............  $  12.662  $ 12.002   $ 12.277  $  11.832  $ 11.346   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-103

                                                                              YEAR ENDING DECEMBER 31,
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2014       2013       2012       2011        2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  12.360  $ 12.656   $ 12.209   $  11.719   $ 11.212   $ 10.548  $  10.565
Accumulation unit value at end of period...........  $  13.027  $ 12.360   $ 12.656   $  12.209   $ 11.719   $ 11.212  $  10.548
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  11.770  $ 12.076   $ 11.673   $  11.227   $ 10.762   $ 10.145  $  10.162
Accumulation unit value at end of period...........  $  12.380  $ 11.770   $ 12.076   $  11.673   $ 11.227   $ 10.762  $  10.145
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          0           0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  11.992  $ 12.328   $ 11.940   $  11.507   $ 11.053   $ 10.441  $  10.459
Accumulation unit value at end of period...........  $  12.588  $ 11.992   $ 12.328   $  11.940   $ 11.507   $ 11.053  $  10.441
Number of accumulation units outstanding at end of
period (in thousands)..............................          -        (0)        (0)         (0)         0          0          0
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  18.250  $ 14.754   $ 12.425   $  13.524   $ 12.383   $      -  $       -
Accumulation unit value at end of period...........  $  17.249  $ 18.250   $ 14.754   $  12.425   $ 13.524   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         23        20         18          16          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  18.118  $ 14.669   $ 12.372   $  13.487   $ 12.368   $      -  $       -
Accumulation unit value at end of period...........  $  17.099  $ 18.118   $ 14.669   $  12.372   $ 13.487   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.....  $  18.031  $ 14.613   $ 12.337   $  13.463   $ 12.358   $      -  $       -
Accumulation unit value at end of period...........  $  17.000  $ 18.031   $ 14.613   $  12.337   $ 13.463   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         25        28         23          23         34          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  17.945  $ 14.558   $ 12.302   $  13.438   $ 12.347   $      -  $       -
Accumulation unit value at end of period...........  $  16.901  $ 17.945   $ 14.558   $  12.302   $ 13.438   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          2         0          0           0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  17.772  $ 14.447   $ 12.233   $  13.389   $ 12.327   $      -  $       -
Accumulation unit value at end of period...........  $  16.706  $ 17.772   $ 14.447   $  12.233   $ 13.389   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         17        13          7           5          3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  17.602  $ 14.337   $ 12.164   $  13.341   $ 12.307   $      -  $       -
Accumulation unit value at end of period...........  $  16.512  $ 17.602   $ 14.337   $  12.164   $ 13.341   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         24        24         30          20          7          -          -


                                  APP I-104

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   7.895  $  7.334   $  7.335  $   9.378  $  8.042   $      -  $       -
Accumulation unit value at end of period.............  $   6.822  $  7.895   $  7.334  $   7.335  $  9.378   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         56        45         60         67        54          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.092  $ 10.319   $ 10.336  $  13.234  $ 11.366   $      -  $       -
Accumulation unit value at end of period.............  $   9.570  $ 11.092   $ 10.319  $  10.336  $ 13.234   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        10          6          3         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   7.766  $  7.232   $  7.251  $   9.293  $  7.990   $      -  $       -
Accumulation unit value at end of period.............  $   6.694  $  7.766   $  7.232  $   7.251  $  9.293   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        22         16         27        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.926  $ 10.185   $ 10.222  $  13.114  $ 11.286   $      -  $       -
Accumulation unit value at end of period.............  $   9.408  $ 10.926   $ 10.185  $  10.222  $ 13.114   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        25         23         20        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   7.613  $  7.111   $  7.151  $   9.193  $  7.927   $      -  $       -
Accumulation unit value at end of period.............  $   6.542  $  7.613   $  7.111  $   7.151  $  9.193   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        12         16         12        17          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.601  $  9.921   $  9.997  $  12.878  $ 11.126   $      -  $       -
Accumulation unit value at end of period.............  $   9.091  $ 10.601   $  9.921  $   9.997  $ 12.878   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         60        59         56         60        41          -          -
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.721  $ 11.647   $ 10.587  $  10.426  $  9.182   $      -  $       -
Accumulation unit value at end of period.............  $  17.428  $ 15.721   $ 11.647  $  10.587  $ 10.426   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        16         45         40        32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.151  $ 13.466   $ 12.259  $  12.091  $ 10.664   $      -  $       -
Accumulation unit value at end of period.............  $  20.091  $ 18.151   $ 13.466  $  12.259  $ 12.091   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.464  $ 11.484   $ 10.466  $  10.332  $  9.122   $      -  $       -
Accumulation unit value at end of period.............  $  17.100  $ 15.464   $ 11.484  $  10.466  $ 10.332   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        16         15         14         1          -          -


                                  APP I-105

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.879  $ 13.291   $ 12.124  $  11.982  $ 10.589   $      -  $       -
Accumulation unit value at end of period.............  $  19.751  $ 17.879   $ 13.291  $  12.124  $ 11.982   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.160  $ 11.293   $ 10.322  $  10.221  $  9.051   $      -  $       -
Accumulation unit value at end of period.............  $  16.714  $ 15.160   $ 11.293  $  10.322  $ 10.221   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         8          7          5         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.347  $ 12.947   $ 11.858  $  11.766  $ 10.439   $      -  $       -
Accumulation unit value at end of period.............  $  19.086  $ 17.347   $ 12.947  $  11.858  $ 11.766   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          3          3         3          -          -
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.239  $ 15.358   $ 12.189  $  12.777  $ 11.573   $  8.320  $   8.121
Accumulation unit value at end of period.............  $  24.126  $ 23.239   $ 15.358  $  12.189  $ 12.777   $ 11.573  $   8.320
Number of accumulation units outstanding at end of
period (in thousands)................................         20        17          6          6         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.009  $ 15.228   $ 12.104  $  12.707  $ 11.528   $      -  $       -
Accumulation unit value at end of period.............  $  23.851  $ 23.009   $ 15.228  $  12.104  $ 12.707   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  21.921  $ 14.523   $ 11.555  $  12.142  $ 11.026   $      -  $       -
Accumulation unit value at end of period.............  $  22.701  $ 21.921   $ 14.523  $  11.555  $ 12.142   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          4          3         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  22.705  $ 15.057   $ 11.992  $  12.615  $ 11.467   $  8.272  $   8.075
Accumulation unit value at end of period.............  $  23.490  $ 22.705   $ 15.057  $  11.992  $ 12.615   $ 11.467  $   8.272
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          1          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  21.491  $ 14.280   $ 11.396  $  12.012  $ 10.940   $  7.908  $   7.720
Accumulation unit value at end of period.............  $  22.188  $ 21.491   $ 14.280  $  11.396  $ 12.012   $ 10.940  $   7.908
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          1          1         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.110  $ 14.721   $ 11.772  $  12.432  $ 11.346   $  8.218  $   8.023
Accumulation unit value at end of period.............  $  22.783  $ 22.110   $ 14.721  $  11.772  $ 12.432   $ 11.346  $   8.218
Number of accumulation units outstanding at end of
period (in thousands)................................         11        11         12         11         7          3          0


                                  APP I-106

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.563  $ 13.955   $ 12.446  $  12.377  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.814  $ 16.563   $ 13.955  $  12.446  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         7          6          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.452  $ 13.882   $ 12.400  $  12.349  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.668  $ 16.452   $ 13.882  $  12.400  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.378  $ 13.834   $ 12.369  $  12.331  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.571  $ 16.378   $ 13.834  $  12.369  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        16         18          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.305  $ 13.786   $ 12.338  $  12.313  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.475  $ 16.305   $ 13.786  $  12.338  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          4          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.159  $ 13.690   $ 12.277  $  12.276  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.284  $ 16.159   $ 13.690  $  12.277  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -         29         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.014  $ 13.595   $ 12.216  $  12.239  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.096  $ 16.014   $ 13.595  $  12.216  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        12         13          7         -          -          -
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.511  $ 18.132   $ 15.531  $  15.945  $ 12.773   $      -  $       -
Accumulation unit value at end of period.............  $  26.119  $ 23.511   $ 18.132  $  15.531  $ 15.945   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7        14         25         22        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.354  $ 18.038   $ 15.474  $  15.910  $ 12.764   $      -  $       -
Accumulation unit value at end of period.............  $  25.905  $ 23.354   $ 18.038  $  15.474  $ 15.910   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.249  $ 17.975   $ 15.435  $  15.886  $ 12.758   $      -  $       -
Accumulation unit value at end of period.............  $  25.763  $ 23.249   $ 17.975  $  15.435  $ 15.886   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          6         5          -          -


                                  APP I-107

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.145  $ 17.912   $ 15.397  $  15.862  $ 12.751   $      -  $       -
Accumulation unit value at end of period.............  $  25.622  $ 23.145   $ 17.912  $  15.397  $ 15.862   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  22.938  $ 17.788   $ 15.320  $  15.815  $ 12.739   $  6.225  $   6.056
Accumulation unit value at end of period.............  $  25.343  $ 22.938   $ 17.788  $  15.320  $ 15.815   $ 12.739  $   6.225
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          2          1         1          6          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.733  $ 17.664   $ 15.244  $  15.768  $ 12.726   $  6.319  $   6.148
Accumulation unit value at end of period.............  $  25.066  $ 22.733   $ 17.664  $  15.244  $ 15.768   $ 12.726  $   6.319
Number of accumulation units outstanding at end of
period (in thousands)................................          9         9         11          9         7          5          0
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.069  $ 17.600   $ 14.306  $  15.513  $ 14.762   $      -  $       -
Accumulation unit value at end of period.............  $  24.921  $ 23.069   $ 17.600  $  14.306  $ 15.513   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         48       168        242        235       192          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  24.734  $ 18.899   $ 15.384  $  16.708  $ 15.923   $      -  $       -
Accumulation unit value at end of period.............  $  26.679  $ 24.734   $ 18.899  $  15.384  $ 16.708   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        10         11          8         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.047  $ 11.508   $  9.378  $  10.195  $  9.725   $      -  $       -
Accumulation unit value at end of period.............  $  16.214  $ 15.047   $ 11.508  $   9.378  $ 10.195   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        15         18         31        58          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  22.062  $ 16.891   $ 13.777  $  14.993  $ 14.317   $      -  $       -
Accumulation unit value at end of period.............  $  23.749  $ 22.062   $ 16.891  $  13.777  $ 14.993   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        31         58         60        55          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.751  $ 11.317   $  9.249  $  10.085  $  9.650   $      -  $       -
Accumulation unit value at end of period.............  $  15.848  $ 14.751   $ 11.317  $   9.249  $ 10.085   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        24         20         19        18          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  23.033  $ 17.705   $ 14.499  $  15.842  $ 15.188   $      -  $       -
Accumulation unit value at end of period.............  $  24.696  $ 23.033   $ 17.705  $  14.499  $ 15.842   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        26         35         29        30          -          -


                                  APP I-108

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.436  $ 11.175   $ 10.019  $  15.012  $ 12.681   $      -  $       -
Accumulation unit value at end of period.............  $  10.650  $ 12.436   $ 11.175  $  10.019  $ 15.012   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         44       162        189        211       191          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.353  $ 11.117   $  9.982  $  14.978  $ 12.672   $      -  $       -
Accumulation unit value at end of period.............  $  10.563  $ 12.353   $ 11.117  $   9.982  $ 14.978   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        13         32         16        15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.297  $ 11.078   $  9.957  $  14.956  $ 12.665   $      -  $       -
Accumulation unit value at end of period.............  $  10.505  $ 12.297   $ 11.078  $   9.957  $ 14.956   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        12         16         24        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.242  $ 11.039   $  9.932  $  14.934  $ 12.659   $      -  $       -
Accumulation unit value at end of period.............  $  10.447  $ 12.242   $ 11.039  $   9.932  $ 14.934   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        12         80        113       103          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.133  $ 10.963   $  9.883  $  14.889  $ 12.647   $      -  $       -
Accumulation unit value at end of period.............  $  10.333  $ 12.133   $ 10.963  $   9.883  $ 14.889   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         27        27         17         27         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.024  $ 10.886   $  9.834  $  14.845  $ 12.634   $      -  $       -
Accumulation unit value at end of period.............  $  10.220  $ 12.024   $ 10.886  $   9.834  $ 14.845   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        51         57         50        56          -          -
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.541  $ 12.851   $ 12.321  $  11.554  $ 10.845   $      -  $       -
Accumulation unit value at end of period.............  $  13.108  $ 12.541   $ 12.851  $  12.321  $ 11.554   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.451  $ 12.777   $ 12.269  $  11.522  $ 10.832   $      -  $       -
Accumulation unit value at end of period.............  $  12.994  $ 12.451   $ 12.777  $  12.269  $ 11.522   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.391  $ 12.729   $ 12.235  $  11.501  $ 10.823   $      -  $       -
Accumulation unit value at end of period.............  $  12.918  $ 12.391   $ 12.729  $  12.235  $ 11.501   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20        21         17         15         -          -          -


                                  APP I-109

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.331  $ 12.680   $ 12.200  $  11.480  $ 10.814   $      -  $       -
Accumulation unit value at end of period.............  $  12.843  $ 12.331   $ 12.680  $  12.200  $ 11.480   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.213  $ 12.584   $ 12.132  $  11.438  $ 10.796   $      -  $       -
Accumulation unit value at end of period.............  $  12.694  $ 12.213   $ 12.584  $  12.132  $ 11.438   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          7          1         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.096  $ 12.488   $ 12.063  $  11.397  $ 10.779   $      -  $       -
Accumulation unit value at end of period.............  $  12.547  $ 12.096   $ 12.488  $  12.063  $ 11.397   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8          6          5         3          -          -
JPMORGAN PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   9.814  $  9.862   $  9.910  $   9.959  $  9.991   $      -  $       -
Accumulation unit value at end of period.............  $   9.766  $  9.814   $  9.862  $   9.910  $  9.959   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23         2         39         37        39          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $   9.757  $  9.820   $  9.883  $   9.946  $  9.988   $      -  $       -
Accumulation unit value at end of period.............  $   9.695  $  9.757   $  9.820  $   9.883  $  9.946   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        12          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   9.720  $  9.792   $  9.865  $   9.938  $  9.986   $      -  $       -
Accumulation unit value at end of period.............  $   9.648  $  9.720   $  9.792  $   9.865  $  9.938   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        41         48         34       115          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $   9.683  $  9.764   $  9.846  $   9.929  $  9.985   $      -  $       -
Accumulation unit value at end of period.............  $   9.602  $  9.683   $  9.764  $   9.846  $  9.929   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.608  $  9.709   $  9.810  $   9.913  $  9.981   $      -  $       -
Accumulation unit value at end of period.............  $   9.509  $  9.608   $  9.709  $   9.810  $  9.913   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        15         14         21         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.535  $  9.654   $  9.774  $   9.896  $  9.977   $      -  $       -
Accumulation unit value at end of period.............  $   9.417  $  9.535   $  9.654  $   9.774  $  9.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         75        65         74         68        21          -          -


                                  APP I-110

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  37.781  $ 25.682   $ 22.997  $  23.958  $ 17.999   $      -  $       -
Accumulation unit value at end of period.............  $  37.511  $ 37.781   $ 25.682  $  22.997  $ 23.958   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  37.509  $ 25.535   $ 22.900  $  23.893  $ 17.977   $      -  $       -
Accumulation unit value at end of period.............  $  37.185  $ 37.509   $ 25.535  $  22.900  $ 23.893   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  37.329  $ 25.438   $ 22.835  $  23.850  $ 17.962   $      -  $       -
Accumulation unit value at end of period.............  $  36.969  $ 37.329   $ 25.438  $  22.835  $ 23.850   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  37.149  $ 25.341   $ 22.771  $  23.806  $ 17.948   $      -  $       -
Accumulation unit value at end of period.............  $  36.755  $ 37.149   $ 25.341  $  22.771  $ 23.806   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  36.793  $ 25.148   $ 22.643  $  23.720  $ 17.918   $      -  $       -
Accumulation unit value at end of period.............  $  36.329  $ 36.793   $ 25.148  $  22.643  $ 23.720   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         7          3          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  36.440  $ 24.956   $ 22.515  $  23.633  $ 17.889   $      -  $       -
Accumulation unit value at end of period.............  $  35.909  $ 36.440   $ 24.956  $  22.515  $ 23.633   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         8         10         10         3          -          -
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  35.529  $ 26.224   $ 21.929  $  22.991  $ 18.415   $      -  $       -
Accumulation unit value at end of period.............  $  36.766  $ 35.529   $ 26.224  $  21.929  $ 22.991   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  35.273  $ 26.074   $ 21.837  $  22.928  $ 18.393   $      -  $       -
Accumulation unit value at end of period.............  $  36.446  $ 35.273   $ 26.074  $  21.837  $ 22.928   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  35.103  $ 25.974   $ 21.775  $  22.887  $ 18.377   $      -  $       -
Accumulation unit value at end of period.............  $  36.235  $ 35.103   $ 25.974  $  21.775  $ 22.887   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-111

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  34.935  $ 25.875   $ 21.714  $  22.845  $ 18.362   $      -  $       -
Accumulation unit value at end of period.............  $  36.025  $ 34.935   $ 25.875  $  21.714  $ 22.845   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  34.599  $ 25.678   $ 21.591  $  22.762  $ 18.332   $      -  $       -
Accumulation unit value at end of period.............  $  35.608  $ 34.599   $ 25.678  $  21.591  $ 22.762   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  34.267  $ 25.483   $ 21.470  $  22.679  $ 18.302   $      -  $       -
Accumulation unit value at end of period.............  $  35.196  $ 34.267   $ 25.483  $  21.470  $ 22.679   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          0         0          -          -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.040  $ 10.984   $ 10.550  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.646  $ 12.040   $ 10.984  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         6          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.988  $ 10.953   $ 10.531  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.572  $ 11.988   $ 10.953  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.954  $ 10.932   $ 10.518  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.523  $ 11.954   $ 10.932  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        24         23          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.919  $ 10.911   $ 10.505  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.475  $ 11.919   $ 10.911  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         4          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.851  $ 10.870   $ 10.480  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.378  $ 11.851   $ 10.870  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20         2          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.782  $ 10.829   $ 10.454  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.282  $ 11.782   $ 10.829  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         49        17          1          -         -          -          -


                                  APP I-112

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.435  $ 11.018   $ 10.530  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.201  $ 12.435   $ 11.018  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         57        11          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.381  $ 10.987   $ 10.510  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.124  $ 12.381   $ 10.987  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.346  $ 10.966   $ 10.498  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.074  $ 12.346   $ 10.966  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20         7          6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.310  $ 10.946   $ 10.485  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.023  $ 12.310   $ 10.946  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         47        18         14          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.239  $ 10.904   $ 10.459  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.922  $ 12.239   $ 10.904  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.169  $ 10.863   $ 10.434  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.822  $ 12.169   $ 10.863  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        106         8          4          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.721  $ 10.941   $ 10.444  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.562  $ 12.721   $ 10.941  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19         4          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.666  $ 10.910   $ 10.424  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.483  $ 12.666   $ 10.910  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.629  $ 10.890   $ 10.412  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.431  $ 12.629   $ 10.890  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         99        15         20          -         -          -          -


                                  APP I-113

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.593  $ 10.869   $ 10.399  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.379  $ 12.593   $ 10.869  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         53        45         26          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.520  $ 10.828   $ 10.374  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.275  $ 12.520   $ 10.828  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         44        10          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.448  $ 10.788   $ 10.349  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.173  $ 12.448   $ 10.788  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        142        60         48          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.915  $ 10.845   $ 10.337  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.805  $ 12.915   $ 10.845  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         38        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.859  $ 10.815   $ 10.318  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.725  $ 12.859   $ 10.815  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.822  $ 10.794   $ 10.306  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.671  $ 12.822   $ 10.794  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         40         4          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.785  $ 10.774   $ 10.293  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.618  $ 12.785   $ 10.774  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         68        13          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.711  $ 10.733   $ 10.268  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.513  $ 12.711   $ 10.733  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         57         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.638  $ 10.693   $ 10.243  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.408  $ 12.638   $ 10.693  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        110        38          9          -         -          -          -


                                  APP I-114

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.124  $ 10.823   $ 10.311  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.047  $ 13.124   $ 10.823  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.067  $ 10.792   $ 10.292  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.965  $ 13.067   $ 10.792  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.029  $ 10.772   $ 10.279  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.911  $ 13.029   $ 10.772  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18         7          6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.992  $ 10.752   $ 10.267  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.857  $ 12.992   $ 10.752  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        23         16          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.917  $ 10.711   $ 10.242  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.750  $ 12.917   $ 10.711  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         22         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.842  $ 10.671   $ 10.217  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.643  $ 12.842   $ 10.671  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         45         9          8          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.216  $ 10.818   $ 10.304  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.153  $ 13.216   $ 10.818  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.159  $ 10.788   $ 10.285  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.071  $ 13.159   $ 10.788  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.121  $ 10.767   $ 10.273  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.016  $ 13.121   $ 10.767  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34         5          5          -         -          -          -


                                  APP I-115

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.083  $ 10.747   $ 10.260  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.962  $ 13.083   $ 10.747  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18        10          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.008  $ 10.707   $ 10.235  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.854  $ 13.008   $ 10.707  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         22         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.933  $ 10.666   $ 10.210  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.747  $ 12.933   $ 10.666  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         37         7          1          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.228  $ 10.830   $ 10.305  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.156  $ 13.228   $ 10.830  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         6          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.171  $ 10.800   $ 10.287  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.074  $ 13.171   $ 10.800  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.133  $ 10.779   $ 10.274  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.019  $ 13.133   $ 10.779  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         5          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.095  $ 10.759   $ 10.261  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.965  $ 13.095   $ 10.759  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23         8          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.019  $ 10.719   $ 10.236  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.857  $ 13.019   $ 10.719  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20         6          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.944  $ 10.678   $ 10.212  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.749  $ 12.944   $ 10.678  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         54         5          1          -         -          -          -


                                  APP I-116

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.217  $ 10.821   $ 10.306  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.144  $ 13.217   $ 10.821  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.160  $ 10.790   $ 10.287  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.062  $ 13.160   $ 10.790  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.122  $ 10.770   $ 10.275  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.007  $ 13.122   $ 10.770  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.084  $ 10.750   $ 10.262  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.953  $ 13.084   $ 10.750  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         4          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.009  $ 10.709   $ 10.237  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.845  $ 13.009   $ 10.709  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.934  $ 10.669   $ 10.212  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.738  $ 12.934   $ 10.669  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30         4          0          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.951  $ 10.603   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.870  $ 12.951   $ 10.603  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.918  $ 10.592   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.813  $ 12.918   $ 10.592  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.896  $ 10.584   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.776  $ 12.896   $ 10.584  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-117

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.873  $ 10.577   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.738  $ 12.873   $ 10.577  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.829  $ 10.562   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.664  $ 12.829   $ 10.562  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.785  $ 10.546   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.590  $ 12.785   $ 10.546  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         1          -          -         -          -          -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.682  $ 10.909   $ 10.552  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.198  $ 11.682   $ 10.909  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.631  $ 10.879   $ 10.533  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.127  $ 11.631   $ 10.879  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.598  $ 10.858   $ 10.520  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.080  $ 11.598   $ 10.858  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.564  $ 10.838   $ 10.508  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.033  $ 11.564   $ 10.838  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.498  $ 10.797   $ 10.482  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.940  $ 11.498   $ 10.797  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         22         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.432  $ 10.756   $ 10.456  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.848  $ 11.432   $ 10.756  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        17         11          -         -          -          -


                                  APP I-118

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.623  $ 13.064   $ 11.229  $  11.493  $ 10.870   $      -  $       -
Accumulation unit value at end of period.............  $  19.892  $ 17.623   $ 13.064  $  11.229  $ 11.493   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         2          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.522  $ 13.009   $ 11.198  $  11.479  $ 10.867   $      -  $       -
Accumulation unit value at end of period.............  $  19.748  $ 17.522   $ 13.009  $  11.198  $ 11.479   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.454  $ 12.972   $ 11.178  $  11.469  $ 10.865   $      -  $       -
Accumulation unit value at end of period.............  $  19.652  $ 17.454   $ 12.972  $  11.178  $ 11.469   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.387  $ 12.935   $ 11.157  $  11.459  $ 10.863   $      -  $       -
Accumulation unit value at end of period.............  $  19.557  $ 17.387   $ 12.935  $  11.157  $ 11.459   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.254  $ 12.861   $ 11.116  $  11.440  $ 10.860   $      -  $       -
Accumulation unit value at end of period.............  $  19.369  $ 17.254   $ 12.861  $  11.116  $ 11.440   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3        14          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.122  $ 12.788   $ 11.075  $  11.421  $ 10.856   $      -  $       -
Accumulation unit value at end of period.............  $  19.182  $ 17.122   $ 12.788  $  11.075  $ 11.421   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         7          4          3         0          -          -
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.357  $ 11.346   $ 10.304  $  10.226  $  9.296   $      -  $       -
Accumulation unit value at end of period.............  $  12.877  $ 12.357   $ 11.346  $  10.304  $ 10.226   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        140       168        194        147       139          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.742  $ 12.637   $ 11.493  $  11.424  $ 10.400   $      -  $       -
Accumulation unit value at end of period.............  $  14.298  $ 13.742   $ 12.637  $  11.493  $ 11.424   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        128       118         91         71        23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.541  $ 10.623   $  9.671  $   9.623  $  8.769   $      -  $       -
Accumulation unit value at end of period.............  $  11.996  $ 11.541   $ 10.623  $   9.671  $  9.623   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         38        43         52         30        13          -          -


                                  APP I-119

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.536  $ 12.472   $ 11.366  $  11.320  $ 10.326   $      -  $       -
Accumulation unit value at end of period.............  $  14.056  $ 13.536   $ 12.472  $  11.366  $ 11.320   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         77        66         62         50        85          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.315  $ 10.446   $  9.539  $   9.519  $  8.701   $      -  $       -
Accumulation unit value at end of period.............  $  11.725  $ 11.315   $ 10.446  $   9.539  $  9.519   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         99        87         63         69        68          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.134  $ 12.150   $ 11.116  $  11.116  $ 10.181   $      -  $       -
Accumulation unit value at end of period.............  $  13.583  $ 13.134   $ 12.150  $  11.116  $ 11.116   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        174       183        234        213       165          -          -
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.156  $ 10.769   $  9.599  $   9.732  $  8.769   $      -  $       -
Accumulation unit value at end of period.............  $  12.698  $ 12.156   $ 10.769  $   9.599  $  9.732   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        198       182        215        204       212          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.762  $ 12.210   $ 10.900  $  11.067  $  9.988   $      -  $       -
Accumulation unit value at end of period.............  $  14.354  $ 13.762   $ 12.210  $  10.900  $ 11.067   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        195       182        143         97         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.236  $  9.979   $  8.917  $   9.063  $  8.187   $      -  $       -
Accumulation unit value at end of period.............  $  11.708  $ 11.236   $  9.979  $   8.917  $  9.063   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         65        90        149         63        60          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.556  $ 12.051   $ 10.780  $  10.967  $  9.917   $      -  $       -
Accumulation unit value at end of period.............  $  14.111  $ 13.556   $ 12.051  $  10.780  $ 10.967   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        211       178        137        128       186          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.016  $  9.813   $  8.795  $   8.966  $  8.123   $      -  $       -
Accumulation unit value at end of period.............  $  11.444  $ 11.016   $  9.813  $   8.795  $  8.966   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        106       112        110         85        67          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.153  $ 11.740   $ 10.543  $  10.769  $  9.777   $      -  $       -
Accumulation unit value at end of period.............  $  13.636  $ 13.153   $ 11.740  $  10.543  $ 10.769   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        203       220        203        152       115          -          -


                                  APP I-120

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.924  $ 10.269   $  9.020  $   9.312  $  8.326   $      -  $       -
Accumulation unit value at end of period.............  $  12.485  $ 11.924   $ 10.269  $   9.020  $  9.312   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        252       260        251        216       180          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.710  $ 11.825   $ 10.403  $  10.756  $  9.631   $      -  $       -
Accumulation unit value at end of period.............  $  14.334  $ 13.710   $ 11.825  $  10.403  $ 10.756   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        184       185        186        130         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.928  $  9.435   $  8.309  $   8.599  $  7.708   $      -  $       -
Accumulation unit value at end of period.............  $  11.414  $ 10.928   $  9.435  $   8.309  $  8.599   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         89        97         90         55        29          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.505  $ 11.671   $ 10.288  $  10.658  $  9.563   $      -  $       -
Accumulation unit value at end of period.............  $  14.091  $ 13.505   $ 11.671  $  10.288  $ 10.658   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        132       116         89         79       159          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.714  $  9.278   $  8.195  $   8.507  $  7.648   $      -  $       -
Accumulation unit value at end of period.............  $  11.156  $ 10.714   $  9.278  $   8.195  $  8.507   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        116        82         64         34        41          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.103  $ 11.369   $ 10.062  $  10.466  $  9.428   $      -  $       -
Accumulation unit value at end of period.............  $  13.617  $ 13.103   $ 11.369  $  10.062  $ 10.466   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        183       178        176        149       102          -          -
LIFEPATH(R) 2025 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.099  $ 10.903   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.635  $ 12.099   $ 10.903  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.063  $ 10.887   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.578  $ 12.063   $ 10.887  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.039  $ 10.877   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.541  $ 12.039   $ 10.877  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15         -          -          -         -          -          -


                                  APP I-121

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.016  $ 10.866   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.504  $ 12.016   $ 10.866  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.968  $ 10.845   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.430  $ 11.968   $ 10.845  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.921  $ 10.824   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.357  $ 11.921   $ 10.824  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         4          0          -         -          -          -
LIFEPATH(R) 2035 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.631  $ 11.031   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.218  $ 12.631   $ 11.031  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.594  $ 11.015   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.159  $ 12.594   $ 11.015  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.569  $ 11.005   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.120  $ 12.569   $ 11.005  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.545  $ 10.994   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.081  $ 12.545   $ 10.994  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.496  $ 10.973   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.004  $ 12.496   $ 10.973  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.446  $ 10.952   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.927  $ 12.446   $ 10.952  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         1          0          -         -          -          -


                                  APP I-122

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2045 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.111  $ 11.150   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.746  $ 13.111   $ 11.150  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.072  $ 11.134   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.685  $ 13.072   $ 11.134  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.046  $ 11.123   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.644  $ 13.046   $ 11.123  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.021  $ 11.113   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.604  $ 13.021   $ 11.113  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.970  $ 11.091   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.523  $ 12.970   $ 11.091  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.919  $ 11.070   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.443  $ 12.919   $ 11.070  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         0          0          -         -          -          -
LIFEPATH(R) 2050 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.107  $ 12.702   $ 11.024  $  11.548  $ 10.821   $      -  $       -
Accumulation unit value at end of period.............  $  15.847  $ 15.107   $ 12.702  $  11.024  $ 11.548   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         3          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.020  $ 12.647   $ 10.993  $  11.533  $ 10.818   $      -  $       -
Accumulation unit value at end of period.............  $  15.732  $ 15.020   $ 12.647  $  10.993  $ 11.533   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         5          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.963  $ 12.612   $ 10.973  $  11.524  $ 10.816   $      -  $       -
Accumulation unit value at end of period.............  $  15.656  $ 14.963   $ 12.612  $  10.973  $ 11.524   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        11         16          4         1          -          -


                                  APP I-123

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.905  $ 12.576   $ 10.953  $  11.514  $ 10.814   $      -  $       -
Accumulation unit value at end of period.............  $  15.580  $ 14.905   $ 12.576  $  10.953  $ 11.514   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         5          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.791  $ 12.504   $ 10.912  $  11.494  $ 10.810   $      -  $       -
Accumulation unit value at end of period.............  $  15.430  $ 14.791   $ 12.504  $  10.912  $ 11.494   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        13         11          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.678  $ 12.433   $ 10.872  $  11.475  $ 10.806   $      -  $       -
Accumulation unit value at end of period.............  $  15.281  $ 14.678   $ 12.433  $  10.872  $ 11.475   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        21         18          6         1          -          -
LIFEPATH(R) 2055 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.476  $ 11.220   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.159  $ 13.476   $ 11.220  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.436  $ 11.204   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.096  $ 13.436   $ 11.204  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.410  $ 11.193   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.055  $ 13.410   $ 11.193  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.383  $ 11.182   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.013  $ 13.383   $ 11.182  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.331  $ 11.160   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.930  $ 13.331   $ 11.160  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.278  $ 11.139   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.848  $ 13.278   $ 11.139  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-124

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.801  $ 12.145   $ 11.253  $  10.917  $ 10.055   $      -  $       -
Accumulation unit value at end of period.............  $  13.318  $ 12.801   $ 12.145  $  11.253  $ 10.917   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8        16         24         32        48          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.048  $ 13.347   $ 12.386  $  12.034  $ 11.100   $      -  $       -
Accumulation unit value at end of period.............  $  14.593  $ 14.048   $ 13.347  $  12.386  $ 12.034   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         56        60         58         50        23          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.455  $ 11.845   $ 11.003  $  10.701  $  9.881   $      -  $       -
Accumulation unit value at end of period.............  $  12.925  $ 12.455   $ 11.845  $  11.003  $ 10.701   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7          8         12         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.838  $ 13.174   $ 12.249  $  11.925  $ 11.022   $      -  $       -
Accumulation unit value at end of period.............  $  14.346  $ 13.838   $ 13.174  $  12.249  $ 11.925   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        12         18         13        43          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.210  $ 11.648   $ 10.852  $  10.586  $  9.804   $      -  $       -
Accumulation unit value at end of period.............  $  12.634  $ 12.210   $ 11.648  $  10.852  $ 10.586   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        16         12         10         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.426  $ 12.833   $ 11.981  $  11.710  $ 10.866   $      -  $       -
Accumulation unit value at end of period.............  $  13.864  $ 13.426   $ 12.833  $  11.981  $ 11.710   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         49        49         58         67        59          -          -
LKCM AQUINAS GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.524  $ 13.103   $ 11.915  $  12.891  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.648  $ 16.524   $ 13.103  $  11.915  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.429  $ 13.047   $ 11.882  $  12.868  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.527  $ 16.429   $ 13.047  $  11.882  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.366  $ 13.010   $ 11.860  $  12.853  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.447  $ 16.366   $ 13.010  $  11.860  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-125

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.303  $ 12.973   $ 11.838  $  12.838  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.368  $ 16.303   $ 12.973  $  11.838  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.178  $ 12.900   $ 11.795  $  12.808  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.210  $ 16.178   $ 12.900  $  11.795  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        12          5          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.054  $ 12.826   $ 11.751  $  12.778  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.053  $ 16.054   $ 12.826  $  11.751  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.716  $ 13.327   $ 11.958  $  12.998  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.109  $ 17.716   $ 13.327  $  11.958  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.614  $ 13.270   $ 11.924  $  12.975  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.978  $ 17.614   $ 13.270  $  11.924  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.547  $ 13.232   $ 11.902  $  12.959  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.891  $ 17.547   $ 13.232  $  11.902  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.479  $ 13.195   $ 11.881  $  12.944  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.804  $ 17.479   $ 13.195  $  11.881  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.345  $ 13.120   $ 11.837  $  12.914  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.633  $ 17.345   $ 13.120  $  11.837  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          2          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.213  $ 13.045   $ 11.793  $  12.883  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.463  $ 17.213   $ 13.045  $  11.793  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          3          3         -          -          -


                                  APP I-126

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.287  $ 18.402   $ 16.162  $  15.739  $ 14.005   $      -  $       -
Accumulation unit value at end of period.............  $  19.991  $ 19.287   $ 18.402  $  16.162  $ 15.739   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          6          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.148  $ 18.297   $ 16.093  $  15.696  $ 13.987   $      -  $       -
Accumulation unit value at end of period.............  $  19.818  $ 19.148   $ 18.297  $  16.093  $ 15.696   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  19.056  $ 18.227   $ 16.048  $  15.667  $ 13.976   $      -  $       -
Accumulation unit value at end of period.............  $  19.702  $ 19.056   $ 18.227  $  16.048  $ 15.667   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         3          2          -         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.964  $ 18.157   $ 16.003  $  15.639  $ 13.964   $      -  $       -
Accumulation unit value at end of period.............  $  19.588  $ 18.964   $ 18.157  $  16.003  $ 15.639   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.782  $ 18.019   $ 15.913  $  15.582  $ 13.941   $      -  $       -
Accumulation unit value at end of period.............  $  19.361  $ 18.782   $ 18.019  $  15.913  $ 15.582   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         7          6          6         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.602  $ 17.882   $ 15.823  $  15.525  $ 13.919   $      -  $       -
Accumulation unit value at end of period.............  $  19.137  $ 18.602   $ 17.882  $  15.823  $ 15.525   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        14         15         10         7          -          -
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.449  $  8.707   $  7.550  $   8.233  $  7.240   $  6.094  $   5.928
Accumulation unit value at end of period.............  $  12.767  $ 11.449   $  8.707  $   7.550  $  8.233   $  7.240  $   6.094
Number of accumulation units outstanding at end of
period (in thousands)................................         13        12         11         13        11          4          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.846  $ 10.545   $  9.158  $  10.002  $  8.808   $      -  $       -
Accumulation unit value at end of period.............  $  15.416  $ 13.846   $ 10.545  $   9.158  $ 10.002   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.262  $  8.586   $  7.464  $   8.159  $  7.193   $      -  $       -
Accumulation unit value at end of period.............  $  12.526  $ 11.262   $  8.586  $   7.464  $  8.159   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         1         12          0         0          -          -


                                  APP I-127

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.638  $ 10.408   $  9.057  $   9.911  $  8.745   $  7.388  $   7.186
Accumulation unit value at end of period.............  $  15.155  $ 13.638   $ 10.408  $   9.057  $  9.911   $  8.745  $   7.388
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          4         3          0          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.041  $  8.442   $  7.361  $   8.071  $  7.136   $  6.041  $   5.876
Accumulation unit value at end of period.............  $  12.244  $ 11.041   $  8.442  $   7.361  $  8.071   $  7.136  $   6.041
Number of accumulation units outstanding at end of
period (in thousands)................................         16        31         26         30         9          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.233  $ 10.139   $  8.858  $   9.732  $  8.622   $  7.313  $   7.114
Accumulation unit value at end of period.............  $  14.645  $ 13.233   $ 10.139  $   8.858  $  9.732   $  8.622  $   7.313
Number of accumulation units outstanding at end of
period (in thousands)................................         16        16         20         25        38         33         10
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.965  $ 13.953   $ 12.380  $  11.979  $ 10.653   $  7.905  $   7.596
Accumulation unit value at end of period.............  $  15.562  $ 14.965   $ 13.953  $  12.380  $ 11.979   $ 10.653  $   7.905
Number of accumulation units outstanding at end of
period (in thousands)................................         17         7          4          6         3          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.734  $ 15.625   $ 13.885  $  13.455  $ 11.984   $      -  $       -
Accumulation unit value at end of period.............  $  17.375  $ 16.734   $ 15.625  $  13.885  $ 13.455   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.720  $ 13.759   $ 12.238  $  11.871  $ 10.584   $      -  $       -
Accumulation unit value at end of period.............  $  15.269  $ 14.720   $ 13.759  $  12.238  $ 11.871   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        24         25          8         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.483  $ 15.422   $ 13.731  $  13.333  $ 11.899   $  8.860  $   8.515
Accumulation unit value at end of period.............  $  17.081  $ 16.483   $ 15.422  $  13.731  $ 13.333   $ 11.899  $   8.860
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          6          4         2          3          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.431  $ 13.529   $ 12.070  $  11.743  $ 10.501   $  7.835  $   7.530
Accumulation unit value at end of period.............  $  14.925  $ 14.431   $ 13.529  $  12.070  $ 11.743   $ 10.501  $   7.835
Number of accumulation units outstanding at end of
period (in thousands)................................         42        42         25         33        29          8          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.993  $ 15.023   $ 13.430  $  13.092  $ 11.731   $  8.770  $   8.430
Accumulation unit value at end of period.............  $  16.507  $ 15.993   $ 15.023  $  13.430  $ 13.092   $ 11.731  $   8.770
Number of accumulation units outstanding at end of
period (in thousands)................................         43        38         51         56        47         39          7


                                  APP I-128

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  43.598  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  48.397  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.860  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.362  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.540  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.993  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.452  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.881  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.278  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.659  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.106  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.440  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         -          -          -         -          -          -
LORD ABBETT DEVELOPING GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.932  $ 12.743   $ 11.602  $  11.857  $  8.727   $      -  $       -
Accumulation unit value at end of period.............  $  20.477  $ 19.932   $ 12.743  $  11.602  $ 11.857   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        22          7          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.738  $ 12.638   $ 11.524  $  11.794  $  8.694   $      -  $       -
Accumulation unit value at end of period.............  $  20.247  $ 19.738   $ 12.638  $  11.524  $ 11.794   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  19.610  $ 12.569   $ 11.472  $  11.753  $  8.673   $  5.943  $   5.815
Accumulation unit value at end of period.............  $  20.096  $ 19.610   $ 12.569  $  11.472  $ 11.753   $  8.673  $   5.943
Number of accumulation units outstanding at end of
period (in thousands)................................          9        11         15          7         3          2          -


                                  APP I-129

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.483  $ 12.500   $ 11.420  $  11.712  $  8.651   $  5.934  $   5.807
Accumulation unit value at end of period.............  $  19.946  $ 19.483   $ 12.500  $  11.420  $ 11.712   $  8.651  $   5.934
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          1          8         5          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  19.231  $ 12.363   $ 11.318  $  11.630  $  8.608   $  5.916  $   5.789
Accumulation unit value at end of period.............  $  19.649  $ 19.231   $ 12.363  $  11.318  $ 11.630   $  8.608  $   5.916
Number of accumulation units outstanding at end of
period (in thousands)................................          8         5          4          5         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.982  $ 12.228   $ 11.216  $  11.549  $  8.564   $  5.898  $   5.772
Accumulation unit value at end of period.............  $  19.356  $ 18.982   $ 12.228  $  11.216  $ 11.549   $  8.564  $   5.898
Number of accumulation units outstanding at end of
period (in thousands)................................         28        19         19          8         1          0          0
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  29.197  $ 21.477   $ 19.492  $  20.390  $ 17.189   $ 13.726  $  13.347
Accumulation unit value at end of period.............  $  31.064  $ 29.197   $ 21.477  $  19.492  $ 20.390   $ 17.189  $  13.726
Number of accumulation units outstanding at end of
period (in thousands)................................         30        30         24         15         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  32.708  $ 24.095   $ 21.901  $  22.944  $ 19.372   $      -  $       -
Accumulation unit value at end of period.............  $  34.747  $ 32.708   $ 24.095  $  21.901  $ 22.944   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18        13          7          4         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  46.645  $ 34.396   $ 31.295  $  32.819  $ 27.737   $      -  $       -
Accumulation unit value at end of period.............  $  49.504  $ 46.645   $ 34.396  $  31.295  $ 32.819   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7         10          5         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.877  $ 10.981   $ 10.001  $  10.499  $  8.882   $  7.117  $   6.921
Accumulation unit value at end of period.............  $  15.773  $ 14.877   $ 10.981  $  10.001  $ 10.499   $  8.882  $   7.117
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  19.016  $ 14.065   $ 12.835  $  13.501  $ 11.444   $  9.189  $   8.936
Accumulation unit value at end of period.............  $  20.121  $ 19.016   $ 14.065  $  12.835  $ 13.501   $ 11.444  $   9.189
Number of accumulation units outstanding at end of
period (in thousands)................................         28        40         39         35         6          9          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.053  $ 14.861   $ 13.589  $  14.322  $ 12.165   $  9.787  $   9.519
Accumulation unit value at end of period.............  $  21.176  $ 20.053   $ 14.861  $  13.589  $ 14.322   $ 12.165  $   9.787
Number of accumulation units outstanding at end of
period (in thousands)................................         24        30         43         42        38         30          3


                                  APP I-130

                                                                              YEAR ENDING DECEMBER 31,
                                                      ------------------------------------------------------------------------------
SUB-ACCOUNT                                             2014       2013       2012      2011        2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  16.347  $ 11.985   $ 10.584  $  11.824   $  9.641   $  6.666  $   6.540
Accumulation unit value at end of period............  $  17.293  $ 16.347   $ 11.985  $  10.584   $ 11.824   $  9.641  $   6.666
Number of accumulation units outstanding at end of
period (in thousands)...............................         16         2          2          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period......  $  16.188  $ 11.886   $ 10.512  $  11.762   $  9.605   $      -  $       -
Accumulation unit value at end of period............  $  17.099  $ 16.188   $ 11.886  $  10.512   $ 11.762   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $  16.083  $ 11.821   $ 10.465  $  11.721   $  9.581   $      -  $       -
Accumulation unit value at end of period............  $  16.971  $ 16.083   $ 11.821  $  10.465   $ 11.721   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -        12         11         13          5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period......  $  15.979  $ 11.756   $ 10.418  $  11.680   $  9.557   $  6.630  $   6.506
Accumulation unit value at end of period............  $  16.844  $ 15.979   $ 11.756  $  10.418   $ 11.680   $  9.557  $   6.630
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         -          -          -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period......  $  15.772  $ 11.627   $ 10.324  $  11.598   $  9.509   $  6.610  $   6.487
Accumulation unit value at end of period............  $  16.593  $ 15.772   $ 11.627  $  10.324   $ 11.598   $  9.509  $   6.610
Number of accumulation units outstanding at end of
period (in thousands)...............................          3         3          3          1          1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  15.568  $ 11.500   $ 10.232  $  11.517   $  9.462   $  6.590  $   6.467
Accumulation unit value at end of period............  $  16.346  $ 15.568   $ 11.500  $  10.232   $ 11.517   $  9.462  $   6.590
Number of accumulation units outstanding at end of
period (in thousands)...............................          2         3          2          5          3          4          0
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $   9.977  $  8.199   $  7.188  $   8.230   $  7.766   $      -  $       -
Accumulation unit value at end of period............  $   8.988  $  9.977   $  8.199  $   7.188   $  8.230   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         0         24         21          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period......  $  13.585  $ 11.181   $  9.817  $  11.257   $ 10.637   $      -  $       -
Accumulation unit value at end of period............  $  12.220  $ 13.585   $ 11.181  $   9.817   $ 11.257   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -        (0)         0         (0)        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $   9.814  $  8.085   $  7.106  $   8.156   $  7.715   $      -  $       -
Accumulation unit value at end of period............  $   8.819  $  9.814   $  8.085  $   7.106   $  8.156   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          -         0          -          -          -          -          -


                                  APP I-131

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.382  $ 11.036   $  9.708  $  11.155  $ 10.562   $      -  $       -
Accumulation unit value at end of period.............  $  12.013  $ 13.382   $ 11.036  $   9.708  $ 11.155   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.621  $  7.950   $  7.008  $   8.068  $  7.655   $      -  $       -
Accumulation unit value at end of period.............  $   8.620  $  9.621   $  7.950  $   7.008  $  8.068   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          5          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.984  $ 10.751   $  9.495  $  10.953  $ 10.413   $      -  $       -
Accumulation unit value at end of period.............  $  11.609  $ 12.984   $ 10.751  $   9.495  $ 10.953   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          2          4         2          -          -
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.300  $ 14.575   $ 13.594  $  12.747  $ 11.902   $ 10.339  $  10.211
Accumulation unit value at end of period.............  $  15.100  $ 14.300   $ 14.575  $  13.594  $ 12.747   $ 11.902  $  10.339
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.161  $ 14.455   $ 13.503  $  12.680  $ 11.858   $      -  $       -
Accumulation unit value at end of period.............  $  14.930  $ 14.161   $ 14.455  $  13.503  $ 12.680   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.069  $ 14.375   $ 13.442  $  12.635  $ 11.828   $      -  $       -
Accumulation unit value at end of period.............  $  14.819  $ 14.069   $ 14.375  $  13.442  $ 12.635   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.978  $ 14.296   $ 13.381  $  12.591  $ 11.798   $      -  $       -
Accumulation unit value at end of period.............  $  14.708  $ 13.978   $ 14.296  $  13.381  $ 12.591   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.797  $ 14.140   $ 13.261  $  12.503  $ 11.739   $ 10.254  $  10.128
Accumulation unit value at end of period.............  $  14.489  $ 13.797   $ 14.140  $  13.261  $ 12.503   $ 11.739  $  10.254
Number of accumulation units outstanding at end of
period (in thousands)................................         17        12         11          9         6          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.618  $ 13.985   $ 13.142  $  12.416  $ 11.681   $ 10.223  $  10.099
Accumulation unit value at end of period.............  $  14.273  $ 13.618   $ 13.985  $  13.142  $ 12.416   $ 11.681  $  10.223
Number of accumulation units outstanding at end of
period (in thousands)................................         13        22         29         23        20         15          0


                                  APP I-132

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.155  $ 12.668   $ 11.603  $  12.169  $ 11.426   $      -  $       -
Accumulation unit value at end of period.............  $  18.625  $ 17.155   $ 12.668  $  11.603  $ 12.169   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         27        30         18         16        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.057  $ 12.614   $ 11.571  $  12.154  $ 11.423   $      -  $       -
Accumulation unit value at end of period.............  $  18.491  $ 17.057   $ 12.614  $  11.571  $ 12.154   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14         6          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.991  $ 12.578   $ 11.549  $  12.143  $ 11.421   $      -  $       -
Accumulation unit value at end of period.............  $  18.401  $ 16.991   $ 12.578  $  11.549  $ 12.143   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         7          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.926  $ 12.542   $ 11.528  $  12.133  $ 11.418   $      -  $       -
Accumulation unit value at end of period.............  $  18.312  $ 16.926   $ 12.542  $  11.528  $ 12.133   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.796  $ 12.471   $ 11.485  $  12.113  $ 11.414   $      -  $       -
Accumulation unit value at end of period.............  $  18.136  $ 16.796   $ 12.471  $  11.485  $ 12.113   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        34          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.668  $ 12.400   $ 11.443  $  12.092  $ 11.410   $      -  $       -
Accumulation unit value at end of period.............  $  17.961  $ 16.668   $ 12.400  $  11.443  $ 12.092   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        53          8          3         0          -          -
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.274  $ 20.787   $ 17.529  $  17.942  $ 16.170   $      -  $       -
Accumulation unit value at end of period.............  $  30.116  $ 27.274   $ 20.787  $  17.529  $ 17.942   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  27.078  $ 20.669   $ 17.455  $  17.893  $ 16.150   $      -  $       -
Accumulation unit value at end of period.............  $  29.854  $ 27.078   $ 20.669  $  17.455  $ 17.893   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  26.948  $ 20.590   $ 17.406  $  17.860  $ 16.137   $      -  $       -
Accumulation unit value at end of period.............  $  29.680  $ 26.948   $ 20.590  $  17.406  $ 17.860   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          1         1          -          -


                                  APP I-133

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  26.818  $ 20.511   $ 17.357  $  17.828  $ 16.123   $      -  $       -
Accumulation unit value at end of period.............  $  29.508  $ 26.818   $ 20.511  $  17.357  $ 17.828   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  26.561  $ 20.355   $ 17.259  $  17.763  $ 16.097   $      -  $       -
Accumulation unit value at end of period.............  $  29.167  $ 26.561   $ 20.355  $  17.259  $ 17.763   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          7          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  26.306  $ 20.200   $ 17.162  $  17.698  $ 16.071   $      -  $       -
Accumulation unit value at end of period.............  $  28.829  $ 26.306   $ 20.200  $  17.162  $ 17.698   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         8          5          4         2          -          -
MASSMUTUAL RETIRESMART(SM) 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.017  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.180  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.170  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.162  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.155  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.141  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.127  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -


                                  APP I-134

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2015 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.017  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.189  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.179  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.171  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.164  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.150  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.135  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.200  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.189  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.016  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.182  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-135

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.174  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.160  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.146  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2025 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.024  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.207  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.024  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.196  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.189  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.182  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.167  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.153  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12         -          -          -         -          -          -


                                  APP I-136

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.200  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.189  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.182  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.175  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.161  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.146  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2035 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.218  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.208  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.200  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-137

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.015  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.193  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.014  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.179  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.014  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.164  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.222  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.211  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.204  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.196  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.182  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.168  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24         -          -          -         -          -          -


                                  APP I-138

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) 2045 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.241  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.230  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.023  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.223  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.216  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.202  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.022  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.187  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.020  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.251  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.020  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.240  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.020  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.233  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-139

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.019  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.225  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.019  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.211  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.019  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.196  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         -          -          -         -          -          -
MASSMUTUAL RETIRESMART(SM) 2055 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.028  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.250  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.028  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.239  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.028  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.232  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.028  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.225  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.027  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.210  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.027  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.196  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         -          -          -         -          -          -


                                  APP I-140

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.009  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.146  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.010  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.078  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.008  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.128  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.008  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.121  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.008  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.107  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.008  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.092  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MFS(R) EMERGING MARKETS DEBT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.737  $ 13.688   $ 11.574  $  10.981  $ 10.445   $      -  $       -
Accumulation unit value at end of period.............  $  13.239  $ 12.737   $ 13.688  $  11.574  $ 10.981   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6         12          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.664  $ 13.630   $ 11.542  $  10.968  $ 10.442   $      -  $       -
Accumulation unit value at end of period.............  $  13.143  $ 12.664   $ 13.630  $  11.542  $ 10.968   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.615  $ 13.591   $ 11.521  $  10.958  $ 10.440   $      -  $       -
Accumulation unit value at end of period.............  $  13.080  $ 12.615   $ 13.591  $  11.521  $ 10.958   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-141

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.567  $ 13.552   $ 11.499  $  10.949  $ 10.439   $      -  $       -
Accumulation unit value at end of period.............  $  13.016  $ 12.567   $ 13.552  $  11.499  $ 10.949   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.471  $ 13.475   $ 11.457  $  10.930  $ 10.435   $      -  $       -
Accumulation unit value at end of period.............  $  12.891  $ 12.471   $ 13.475  $  11.457  $ 10.930   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6          8          6         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.375  $ 13.399   $ 11.415  $  10.912  $ 10.431   $      -  $       -
Accumulation unit value at end of period.............  $  12.767  $ 12.375   $ 13.399  $  11.415  $ 10.912   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         9          7          5         1          -          -
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.935  $ 12.360   $ 12.168  $  11.408  $ 10.961   $      -  $       -
Accumulation unit value at end of period.............  $  12.426  $ 11.935   $ 12.360  $  12.168  $ 11.408   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        55         71         63        51          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.834  $ 12.274   $ 12.101  $  11.362  $ 10.933   $      -  $       -
Accumulation unit value at end of period.............  $  12.302  $ 11.834   $ 12.274  $  12.101  $ 11.362   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        25         24         18        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.767  $ 12.217   $ 12.057  $  11.332  $ 10.915   $ 10.550  $  10.550
Accumulation unit value at end of period.............  $  12.220  $ 11.767   $ 12.217  $  12.057  $ 11.332   $ 10.915  $  10.550
Number of accumulation units outstanding at end of
period (in thousands)................................         24        24         23         19         9          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.701  $ 12.160   $ 12.013  $  11.302  $ 10.897   $      -  $       -
Accumulation unit value at end of period.............  $  12.139  $ 11.701   $ 12.160  $  12.013  $ 11.302   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        10          6         16        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.569  $ 12.047   $ 11.925  $  11.242  $ 10.861   $      -  $       -
Accumulation unit value at end of period.............  $  11.978  $ 11.569   $ 12.047  $  11.925  $ 11.242   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         60        48         36         23        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.438  $ 11.935   $ 11.838  $  11.182  $ 10.824   $ 10.514  $  10.517
Accumulation unit value at end of period.............  $  11.820  $ 11.438   $ 11.935  $  11.838  $ 11.182   $ 10.824  $  10.514
Number of accumulation units outstanding at end of
period (in thousands)................................         44        60         70         64        48         46          1


                                  APP I-142

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.013  $ 11.069   $  9.498  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.209  $ 15.013   $ 11.069  $   9.498  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.957  $ 11.044   $  9.491  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.124  $ 14.957   $ 11.044  $   9.491  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          5          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.920  $ 11.028   $  9.486  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.068  $ 14.920   $ 11.028  $   9.486  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.882  $ 11.011   $  9.482  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.012  $ 14.882   $ 11.011  $   9.482  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.808  $ 10.978   $  9.472  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.900  $ 14.808   $ 10.978  $   9.472  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.734  $ 10.945   $  9.462  $  10.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.789  $ 14.734   $ 10.945  $   9.462  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          5          0         -          -          -
MFS(R) INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.402  $ 12.744   $ 10.725  $  12.084  $ 10.593   $      -  $       -
Accumulation unit value at end of period.............  $  13.564  $ 14.402   $ 12.744  $  10.725  $ 12.084   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.319  $ 12.690   $ 10.695  $  12.069  $ 10.590   $      -  $       -
Accumulation unit value at end of period.............  $  13.465  $ 14.319   $ 12.690  $  10.695  $ 12.069   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.264  $ 12.654   $ 10.675  $  12.059  $ 10.588   $      -  $       -
Accumulation unit value at end of period.............  $  13.400  $ 14.264   $ 12.654  $  10.675  $ 12.059   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-143

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.209  $ 12.618   $ 10.656  $  12.048  $ 10.586   $      -  $       -
Accumulation unit value at end of period.............  $  13.335  $ 14.209   $ 12.618  $  10.656  $ 12.048   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.100  $ 12.546   $ 10.616  $  12.028  $ 10.582   $      -  $       -
Accumulation unit value at end of period.............  $  13.207  $ 14.100   $ 12.546  $  10.616  $ 12.028   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.992  $ 12.475   $ 10.577  $  12.008  $ 10.578   $      -  $       -
Accumulation unit value at end of period.............  $  13.079  $ 13.992   $ 12.475  $  10.577  $ 12.008   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          3          1         -          -          -
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  25.502  $ 20.123   $ 17.468  $  17.900  $ 16.484   $      -  $       -
Accumulation unit value at end of period.............  $  25.704  $ 25.502   $ 20.123  $  17.468  $ 17.900   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         1          -          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  25.319  $ 20.008   $ 17.394  $  17.851  $ 16.463   $      -  $       -
Accumulation unit value at end of period.............  $  25.481  $ 25.319   $ 20.008  $  17.394  $ 17.851   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  25.197  $ 19.932   $ 17.345  $  17.819  $ 16.450   $      -  $       -
Accumulation unit value at end of period.............  $  25.333  $ 25.197   $ 19.932  $  17.345  $ 17.819   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         9          6          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  25.076  $ 19.856   $ 17.296  $  17.786  $ 16.436   $      -  $       -
Accumulation unit value at end of period.............  $  25.186  $ 25.076   $ 19.856  $  17.296  $ 17.786   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  24.835  $ 19.704   $ 17.199  $  17.722  $ 16.409   $      -  $       -
Accumulation unit value at end of period.............  $  24.894  $ 24.835   $ 19.704  $  17.199  $ 17.722   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          4          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  24.597  $ 19.554   $ 17.102  $  17.657  $ 16.382   $      -  $       -
Accumulation unit value at end of period.............  $  24.606  $ 24.597   $ 19.554  $  17.102  $ 17.657   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          3          2         1          -          -


                                  APP I-144

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.167  $ 10.108   $  9.779  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.035  $ 14.167   $ 10.108  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.105  $ 10.080   $  9.761  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.959  $ 14.105   $ 10.080  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.065  $ 10.061   $  9.749  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.909  $ 14.065   $ 10.061  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.024  $ 10.042   $  9.737  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.859  $ 14.024   $ 10.042  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.943  $ 10.004   $  9.713  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.759  $ 13.943   $ 10.004  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.863  $  9.966   $  9.690  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.660  $ 13.863   $  9.966  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          1          -         -          -          -
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.710  $ 13.938   $ 13.041  $  12.321  $ 11.444   $      -  $       -
Accumulation unit value at end of period.............  $  14.403  $ 13.710   $ 13.938  $  13.041  $ 12.321   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         6          3          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.388  $ 14.649   $ 13.727  $  12.989  $ 12.082   $      -  $       -
Accumulation unit value at end of period.............  $  15.093  $ 14.388   $ 14.649  $  13.727  $ 12.989   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.485  $ 13.744   $ 12.892  $  12.211  $ 11.370   $      -  $       -
Accumulation unit value at end of period.............  $  14.132  $ 13.485   $ 13.744  $  12.892  $ 12.211   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          4          -         -          -          -


                                  APP I-145

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.173  $ 14.460   $ 13.577  $  12.872  $ 11.998   $      -  $       -
Accumulation unit value at end of period.............  $  14.838  $ 14.173   $ 14.460  $  13.577  $ 12.872   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.221  $ 13.515   $ 12.715  $  12.079  $ 11.281   $      -  $       -
Accumulation unit value at end of period.............  $  13.813  $ 13.221   $ 13.515  $  12.715  $ 12.079   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          3          6         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.754  $ 14.088   $ 13.281  $  12.642  $ 11.830   $      -  $       -
Accumulation unit value at end of period.............  $  14.342  $ 13.754   $ 14.088  $  13.281  $ 12.642   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          2          1         1          -          -
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.285  $  8.712   $  7.505  $   8.459  $  7.664   $      -  $       -
Accumulation unit value at end of period.............  $   9.522  $ 10.285   $  8.712  $   7.505  $  8.459   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         69        48         17         15         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.198  $  8.651   $  7.464  $   8.425  $  7.645   $      -  $       -
Accumulation unit value at end of period.............  $   9.427  $ 10.198   $  8.651  $   7.464  $  8.425   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        23          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.140  $  8.611   $  7.437  $   8.402  $  7.632   $  5.866  $   5.719
Accumulation unit value at end of period.............  $   9.365  $ 10.140   $  8.611  $   7.437  $  8.402   $  7.632  $   5.866
Number of accumulation units outstanding at end of
period (in thousands)................................         62        33         63         26        19          2          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.083  $  8.571   $  7.410  $   8.380  $  7.619   $  5.862  $   5.715
Accumulation unit value at end of period.............  $   9.302  $ 10.083   $  8.571  $   7.410  $  8.380   $  7.619  $   5.862
Number of accumulation units outstanding at end of
period (in thousands)................................         16         9          8          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.969  $  8.491   $  7.355  $   8.335  $  7.594   $      -  $       -
Accumulation unit value at end of period.............  $   9.179  $  9.969   $  8.491  $   7.355  $  8.335   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         27        39         35         11        16          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.857  $  8.412   $  7.301  $   8.291  $  7.569   $  5.846  $   5.700
Accumulation unit value at end of period.............  $   9.057  $  9.857   $  8.412  $   7.301  $  8.291   $  7.569  $   5.846
Number of accumulation units outstanding at end of
period (in thousands)................................         78        66         60         49        26         21          0


                                  APP I-146

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.944  $ 10.945   $  9.881  $   9.753  $  8.904   $      -  $       -
Accumulation unit value at end of period.............  $  13.952  $ 12.944   $ 10.945  $   9.881  $  9.753   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         30        25         24         13        29          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.937  $ 12.649   $ 11.437  $  11.305  $ 10.336   $      -  $       -
Accumulation unit value at end of period.............  $  16.076  $ 14.937   $ 12.649  $  11.437  $ 11.305   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          0         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.732  $ 10.792   $  9.768  $   9.665  $  8.846   $      -  $       -
Accumulation unit value at end of period.............  $  13.689  $ 12.732   $ 10.792  $   9.768  $  9.665   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          3          6         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.714  $ 12.485   $ 11.312  $  11.204  $ 10.264   $      -  $       -
Accumulation unit value at end of period.............  $  15.805  $ 14.714   $ 12.485  $  11.312  $ 11.204   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.482  $ 10.612   $  9.634  $   9.561  $  8.777   $      -  $       -
Accumulation unit value at end of period.............  $  13.380  $ 12.482   $ 10.612  $   9.634  $  9.561   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        24         16          8         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.279  $ 12.165   $ 11.065  $  11.004  $ 10.121   $      -  $       -
Accumulation unit value at end of period.............  $  15.276  $ 14.279   $ 12.165  $  11.065  $ 11.004   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        34         33         28        21          -          -
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.098  $ 11.789   $ 10.453  $   9.856  $  8.726   $      -  $       -
Accumulation unit value at end of period.............  $  15.793  $ 14.098   $ 11.789  $  10.453  $  9.856   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        26         20         23        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.210  $ 16.089   $ 14.287  $  13.491  $ 11.962   $      -  $       -
Accumulation unit value at end of period.............  $  21.488  $ 19.210   $ 16.089  $  14.287  $ 13.491   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        17         14          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.866  $ 11.625   $ 10.333  $   9.768  $  8.669   $      -  $       -
Accumulation unit value at end of period.............  $  15.495  $ 13.866   $ 11.625  $  10.333  $  9.768   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20        21         32         21        14          -          -


                                  APP I-147

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.929  $ 15.885   $ 14.134  $  13.374  $ 11.882   $      -  $       -
Accumulation unit value at end of period.............  $  21.131  $ 18.929   $ 15.885  $  14.134  $ 13.374   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9         21         25        25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.594  $ 11.431   $ 10.191  $   9.662  $  8.602   $      -  $       -
Accumulation unit value at end of period.............  $  15.145  $ 13.594   $ 11.431  $  10.191  $  9.662   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16         9         13          7         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.378  $ 15.485   $ 13.833  $  13.141  $ 11.722   $      -  $       -
Accumulation unit value at end of period.............  $  20.434  $ 18.378   $ 15.485  $  13.833  $ 13.141   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        34         33         31        19          -          -
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.772  $ 10.214   $  8.840  $   8.902  $  8.031   $      -  $       -
Accumulation unit value at end of period.............  $  15.114  $ 13.772   $ 10.214  $   8.840  $  8.902   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        10         20         16        38          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.635  $ 10.128   $  8.778  $   8.853  $  7.999   $      -  $       -
Accumulation unit value at end of period.............  $  14.942  $ 13.635   $ 10.128  $   8.778  $  8.853   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        13         16          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.261  $  9.859   $  8.554  $   8.636  $  7.810   $  6.531  $   6.368
Accumulation unit value at end of period.............  $  14.516  $ 13.261   $  9.859  $   8.554  $  8.636   $  7.810  $   6.531
Number of accumulation units outstanding at end of
period (in thousands)................................         49        11         26         14        16         11          4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.455  $ 10.014   $  8.697  $   8.789  $  7.957   $  6.660  $   6.494
Accumulation unit value at end of period.............  $  14.715  $ 13.455   $ 10.014  $   8.697  $  8.789   $  7.957  $   6.660
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          1         33        29         35          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.000  $  9.695   $  8.437  $   8.543  $  7.749   $  6.499  $   6.338
Accumulation unit value at end of period.............  $  14.189  $ 13.000   $  9.695  $   8.437  $  8.543   $  7.749  $   6.499
Number of accumulation units outstanding at end of
period (in thousands)................................         34        58         40         24        12          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.102  $  9.791   $  8.537  $   8.662  $  7.873   $  6.616  $   6.452
Accumulation unit value at end of period.............  $  14.272  $ 13.102   $  9.791  $   8.537  $  8.662   $  7.873  $   6.616
Number of accumulation units outstanding at end of
period (in thousands)................................         58        48         58         52        35         21          0


                                  APP I-148

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.807  $ 13.173   $ 12.125  $  12.275  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  19.204  $ 18.807   $ 13.173  $  12.125  $ 12.275   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.706  $ 13.122   $ 12.096  $  12.265  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  19.072  $ 18.706   $ 13.122  $  12.096  $ 12.265   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  18.640  $ 13.088   $ 12.077  $  12.258  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  18.985  $ 18.640   $ 13.088  $  12.077  $ 12.258   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.573  $ 13.054   $ 12.058  $  12.250  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  18.898  $ 18.573   $ 13.054  $  12.058  $ 12.250   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         6          5          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.440  $ 12.987   $ 12.020  $  12.236  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  18.726  $ 18.440   $ 12.987  $  12.020  $ 12.236   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.309  $ 12.920   $ 11.982  $  12.222  $ 10.195   $      -  $       -
Accumulation unit value at end of period.............  $  18.555  $ 18.309   $ 12.920  $  11.982  $ 12.222   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         2          -          -
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.539  $ 12.785   $ 11.601  $  12.031  $ 11.112   $      -  $       -
Accumulation unit value at end of period.............  $  19.251  $ 17.539   $ 12.785  $  11.601  $ 12.031   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.438  $ 12.730   $ 11.569  $  12.016  $ 11.109   $      -  $       -
Accumulation unit value at end of period.............  $  19.111  $ 17.438   $ 12.730  $  11.569  $ 12.016   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1        13          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.371  $ 12.694   $ 11.547  $  12.005  $ 11.107   $      -  $       -
Accumulation unit value at end of period.............  $  19.019  $ 17.371   $ 12.694  $  11.547  $ 12.005   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         3          0          0         -          -          -


                                  APP I-149

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.304  $ 12.658   $ 11.526  $  11.995  $ 11.105   $      -  $       -
Accumulation unit value at end of period.............  $  18.927  $ 17.304   $ 12.658  $  11.526  $ 11.995   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3         11          4         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.172  $ 12.586   $ 11.483  $  11.975  $ 11.101   $      -  $       -
Accumulation unit value at end of period.............  $  18.744  $ 17.172   $ 12.586  $  11.483  $ 11.975   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7          7          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.040  $ 12.515   $ 11.441  $  11.955  $ 11.097   $      -  $       -
Accumulation unit value at end of period.............  $  18.564  $ 17.040   $ 12.515  $  11.441  $ 11.955   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          8          4         2          -          -
NUVEEN EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.409  $ 13.311   $ 11.603  $  11.482  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.580  $ 17.409   $ 13.311  $  11.603  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.309  $ 13.254   $ 11.571  $  11.468  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.438  $ 17.309   $ 13.254  $  11.571  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.242  $ 13.217   $ 11.550  $  11.458  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.345  $ 17.242   $ 13.217  $  11.550  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6         15          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.176  $ 13.179   $ 11.528  $  11.448  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.251  $ 17.176   $ 13.179  $  11.528  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.044  $ 13.104   $ 11.486  $  11.429  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.065  $ 17.044   $ 13.104  $  11.486  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        11         10          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.914  $ 13.030   $ 11.444  $  11.410  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.882  $ 16.914   $ 13.030  $  11.444  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         7          4          0         -          -          -


                                  APP I-150

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.331  $ 14.231   $ 12.455  $  12.899  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.835  $ 19.331   $ 14.231  $  12.455  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  19.220  $ 14.171   $ 12.421  $  12.882  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.684  $ 19.220   $ 14.171  $  12.421  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         5          6          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  19.147  $ 14.130   $ 12.398  $  12.871  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.584  $ 19.147   $ 14.130  $  12.398  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  19.073  $ 14.090   $ 12.375  $  12.860  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.485  $ 19.073   $ 14.090  $  12.375  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.927  $ 14.010   $ 12.329  $  12.839  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.287  $ 18.927   $ 14.010  $  12.329  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.782  $ 13.931   $ 12.284  $  12.817  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.092  $ 18.782   $ 13.931  $  12.284  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          3          1         -          -          -
NUVEEN MID CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.450  $ 13.989   $ 11.990  $  12.321  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.017  $ 18.450   $ 13.989  $  11.990  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        22         14          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.344  $ 13.930   $ 11.957  $  12.306  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.872  $ 18.344   $ 13.930  $  11.957  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        15          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  18.274  $ 13.890   $ 11.935  $  12.295  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.776  $ 18.274   $ 13.890  $  11.935  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        15         22          9         -          -          -


                                  APP I-151

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.204  $ 13.851   $ 11.913  $  12.285  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.680  $ 18.204   $ 13.851  $  11.913  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         36        34         40         34         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.064  $ 13.772   $ 11.869  $  12.264  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.491  $ 18.064   $ 13.772  $  11.869  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18        25         19          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.926  $ 13.694   $ 11.825  $  12.243  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.303  $ 17.926   $ 13.694  $  11.825  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         40        35         27         13         -          -          -
NUVEEN SMALL CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.458  $ 10.528   $ 10.090  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.004  $ 14.458   $ 10.528  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          4          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.396  $ 10.498   $ 10.072  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.917  $ 14.396   $ 10.498  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.354  $ 10.478   $ 10.059  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.859  $ 14.354   $ 10.478  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.313  $ 10.458   $ 10.047  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.802  $ 14.313   $ 10.458  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.231  $ 10.419   $ 10.023  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.687  $ 14.231   $ 10.419  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.149  $ 10.380   $  9.998  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.573  $ 14.149   $ 10.380  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -


                                  APP I-152

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL CAP SELECT FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.744  $ 13.518   $ 12.122  $  12.435  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.616  $ 17.744   $ 13.518  $  12.122  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.642  $ 13.460   $ 12.088  $  12.420  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.482  $ 17.642   $ 13.460  $  12.088  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.575  $ 13.422   $ 12.066  $  12.409  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.392  $ 17.575   $ 13.422  $  12.066  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.507  $ 13.384   $ 12.044  $  12.399  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.303  $ 17.507   $ 13.384  $  12.044  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.373  $ 13.308   $ 11.999  $  12.378  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.127  $ 17.373   $ 13.308  $  11.999  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.240  $ 13.232   $ 11.955  $  12.357  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.952  $ 17.240   $ 13.232  $  11.955  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          2          1         -          -          -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.182  $  8.414   $  8.232  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.267  $ 10.182   $  8.414  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.138  $  8.390   $  8.217  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.213  $ 10.138   $  8.390  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.109  $  8.374   $  8.207  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.177  $ 10.109   $  8.374  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-153

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.080  $  8.358   $  8.197  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.142  $ 10.080   $  8.358  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.022  $  8.327   $  8.177  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.071  $ 10.022   $  8.327  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.964  $  8.295   $  8.157  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   9.001  $  9.964   $  8.295  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          -         -          -          -
OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.116  $      -   $      -  $       -  $      -   $      -  $       -(d)
Accumulation unit value at end of period.............  $  10.891  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.116  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.888  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.115  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.885  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.115  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.883  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.115  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.879  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.115  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.874  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12         -          -          -         -          -          -


                                  APP I-154

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  64.216  $ 59.562   $ 49.533  $  60.782  $ 48.106   $      -  $       -
Accumulation unit value at end of period.............  $  60.825  $ 64.216   $ 59.562  $  49.533  $ 60.782   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5          5          3         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  41.168  $ 38.241   $ 31.850  $  39.142  $ 31.025   $      -  $       -
Accumulation unit value at end of period.............  $  38.935  $ 41.168   $ 38.241  $  31.850  $ 39.142   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.954  $ 12.975   $ 10.818  $  13.307  $ 11.015   $      -  $       -
Accumulation unit value at end of period.............  $  13.184  $ 13.954   $ 12.975  $  10.818  $ 13.307   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         42        48         43         36         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  61.861  $ 57.578   $ 48.051  $  59.170  $ 46.994   $      -  $       -
Accumulation unit value at end of period.............  $  58.389  $ 61.861   $ 57.578  $  48.051  $ 59.170   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          9          8        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.794  $ 12.865   $ 10.758  $  13.274  $ 11.009   $      -  $       -
Accumulation unit value at end of period.............  $  12.994  $ 13.794   $ 12.865  $  10.758  $ 13.274   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        19         13          7         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  59.274  $ 55.391   $ 46.411  $  57.380  $ 45.755   $      -  $       -
Accumulation unit value at end of period.............  $  55.724  $ 59.274   $ 55.391  $  46.411  $ 57.380   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        11         12          8         2          -          -
OPPENHEIMER EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.812  $ 11.309   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.219  $ 14.812   $ 11.309  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        10          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.768  $ 11.293   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.147  $ 14.768   $ 11.293  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.739  $ 11.282   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.099  $ 14.739   $ 11.282  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-155

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.710  $ 11.271   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.052  $ 14.710   $ 11.271  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.653  $ 11.249   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.957  $ 14.653   $ 11.249  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.595  $ 11.228   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.862  $ 14.595   $ 11.228  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.007  $ 19.032   $ 15.840  $  17.436  $ 15.148   $      -  $       -
Accumulation unit value at end of period.............  $  24.380  $ 24.007   $ 19.032  $  15.840  $ 17.436   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20       102         87         91        80          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.583  $ 18.724   $ 15.607  $  17.205  $ 14.970   $      -  $       -
Accumulation unit value at end of period.............  $  23.914  $ 23.583   $ 18.724  $  15.607  $ 17.205   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        31         32          9         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.341  $  9.808   $  8.183  $   9.030  $  7.865   $      -  $       -
Accumulation unit value at end of period.............  $  12.501  $ 12.341   $  9.808  $   8.183  $  9.030   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.159  $ 18.424   $ 15.388  $  16.998  $ 14.819   $      -  $       -
Accumulation unit value at end of period.............  $  23.437  $ 23.159   $ 18.424  $  15.388  $ 16.998   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        20         60         65        68          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.098  $  9.644   $  8.071  $   8.933  $  7.804   $      -  $       -
Accumulation unit value at end of period.............  $  12.219  $ 12.098   $  9.644  $   8.071  $  8.933   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        10          8          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.961  $ 17.541   $ 14.710  $  16.313  $ 14.279   $      -  $       -
Accumulation unit value at end of period.............  $  22.136  $ 21.961   $ 17.541  $  14.710  $ 16.313   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        33         31         31        28          -          -


                                  APP I-156

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.710  $ 13.841   $ 12.243  $  12.198  $ 10.570   $  8.695  $   8.556
Accumulation unit value at end of period.............  $  14.002  $ 13.710   $ 13.841  $  12.243  $ 12.198   $ 10.570  $   8.695
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          3          0         0          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.103  $ 15.270   $ 13.528  $  13.499  $ 11.715   $      -  $       -
Accumulation unit value at end of period.............  $  15.402  $ 15.103   $ 15.270  $  13.528  $ 13.499   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.488  $ 13.652   $ 12.106  $  12.092  $ 10.504   $  8.663  $   8.525
Accumulation unit value at end of period.............  $  13.742  $ 13.488   $ 13.652  $  12.106  $ 12.092   $ 10.504  $   8.663
Number of accumulation units outstanding at end of
period (in thousands)................................         11         1          1          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.876  $ 15.071   $ 13.379  $  13.376  $ 11.631   $  9.602  $   9.449
Accumulation unit value at end of period.............  $  15.140  $ 14.876   $ 15.071  $  13.379  $ 13.376   $ 11.631  $   9.602
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.228  $ 13.428   $ 11.944  $  11.965  $ 10.425   $  8.624  $   8.487
Accumulation unit value at end of period.............  $  13.435  $ 13.228   $ 13.428  $  11.944  $ 11.965   $ 10.425  $   8.624
Number of accumulation units outstanding at end of
period (in thousands)................................         16        23         12          8         4          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.433  $ 14.681   $ 13.084  $  13.134  $ 11.467   $  9.504  $   9.354
Accumulation unit value at end of period.............  $  14.631  $ 14.433   $ 14.681  $  13.084  $ 13.134   $ 11.467  $   9.504
Number of accumulation units outstanding at end of
period (in thousands)................................         13        13         18         11         9          6          1
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   6.792  $ 13.084   $ 14.472  $  19.573  $ 12.732   $      -  $       -
Accumulation unit value at end of period.............  $   5.718  $  6.792   $ 13.084  $  14.472  $ 19.573   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        26         15         11         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.309  $ 19.889   $ 22.032  $  29.843  $ 19.441   $      -  $       -
Accumulation unit value at end of period.............  $   8.666  $ 10.309   $ 19.889  $  22.032  $ 29.843   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13         9          8          7         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   6.681  $ 12.902   $ 14.306  $  19.397  $ 12.649   $      -  $       -
Accumulation unit value at end of period.............  $   5.611  $  6.681   $ 12.902  $  14.306  $ 19.397   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        15         16         11        10          -          -


                                  APP I-157

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.155  $ 19.630   $ 21.789  $  29.573  $ 19.304   $      -  $       -
Accumulation unit value at end of period.............  $   8.519  $ 10.155   $ 19.630  $  21.789  $ 29.573   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         32        21         20         18        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   6.550  $ 12.686   $ 14.110  $  19.189  $ 12.550   $      -  $       -
Accumulation unit value at end of period.............  $   5.484  $  6.550   $ 12.686  $  14.110  $ 19.189   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         35        23         25         22        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.853  $ 19.123   $ 21.311  $  29.040  $ 19.032   $      -  $       -
Accumulation unit value at end of period.............  $   8.233  $  9.853   $ 19.123  $  21.311  $ 29.040   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         39        33         29         30        22          -          -
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.359  $ 14.051   $ 12.710  $  12.809  $ 11.973   $ 10.604  $  10.489
Accumulation unit value at end of period.............  $  13.336  $ 13.359   $ 14.051  $  12.710  $ 12.809   $ 11.973  $  10.604
Number of accumulation units outstanding at end of
period (in thousands)................................         84        75         88         93        77         36         13
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.139  $ 15.946   $ 14.447  $  14.580  $ 13.649   $      -  $       -
Accumulation unit value at end of period.............  $  15.090  $ 15.139   $ 15.946  $  14.447  $ 14.580   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         52        65         85         48        32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.140  $ 13.855   $ 12.565  $  12.694  $ 11.895   $      -  $       -
Accumulation unit value at end of period.............  $  13.085  $ 13.140   $ 13.855  $  12.565  $ 12.694   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         51        44         59         54        44          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.911  $ 15.739   $ 14.287  $  14.448  $ 13.552   $ 12.045  $  11.916
Accumulation unit value at end of period.............  $  14.833  $ 14.911   $ 15.739  $  14.287  $ 14.448   $ 13.552  $  12.045
Number of accumulation units outstanding at end of
period (in thousands)................................         24        29         37         47        44         34         22
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.882  $ 13.624   $ 12.392  $  12.557  $ 11.802   $ 10.511  $  10.399
Accumulation unit value at end of period.............  $  12.790  $ 12.882   $ 13.624  $  12.392  $ 12.557   $ 11.802  $  10.511
Number of accumulation units outstanding at end of
period (in thousands)................................         66        81         55         55        47         22          7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.467  $ 15.331   $ 13.972  $  14.186  $ 13.360   $ 11.923  $  11.796
Accumulation unit value at end of period.............  $  14.334  $ 14.467   $ 15.331  $  13.972  $ 14.186   $ 13.360  $  11.923
Number of accumulation units outstanding at end of
period (in thousands)................................         75        83        113        120       104         89         28


                                  APP I-158

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.651  $ 11.834   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.666  $ 14.651   $ 11.834  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.608  $ 11.817   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.605  $ 14.608   $ 11.817  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.579  $ 11.806   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.565  $ 14.579   $ 11.806  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.551  $ 11.794   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.525  $ 14.551   $ 11.794  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.494  $ 11.771   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.445  $ 14.494   $ 11.771  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.437  $ 11.749   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.365  $ 14.437   $ 11.749  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          -          -         -          -          -
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.505  $ 10.045   $  8.301  $   9.040  $  7.921   $      -  $       -
Accumulation unit value at end of period.............  $  11.544  $ 12.505   $ 10.045  $   8.301  $  9.040   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         22        17          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.379  $ 14.786   $ 12.237  $  13.346  $ 11.712   $      -  $       -
Accumulation unit value at end of period.............  $  16.941  $ 18.379   $ 14.786  $  12.237  $ 13.346   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          5          5         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.342  $  9.939   $  8.234  $   8.989  $  7.897   $      -  $       -
Accumulation unit value at end of period.............  $  11.365  $ 12.342   $  9.939  $   8.234  $  8.989   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4         17         14         5          -          -


                                  APP I-159

                                                                              YEAR ENDING DECEMBER 31,
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2014       2013       2012       2011        2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  18.104  $ 14.594   $ 12.102   $  13.225   $ 11.630   $      -  $       -
Accumulation unit value at end of period...........  $  16.654  $ 18.104   $ 14.594   $  12.102   $ 13.225   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          4         2          2           2          8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  12.100  $  9.773   $  8.121   $   8.892   $  7.835   $      -  $       -
Accumulation unit value at end of period...........  $  11.109  $ 12.100   $  9.773   $   8.121   $  8.892   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          4         3          4           0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  17.565  $ 14.216   $ 11.836   $  12.987   $ 11.466   $      -  $       -
Accumulation unit value at end of period...........  $  16.094  $ 17.565   $ 14.216   $  11.836   $ 12.987   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         10        11         14          11          8          -          -
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  13.027  $  9.953   $  8.582   $   8.644   $  7.504   $      -  $       -
Accumulation unit value at end of period...........  $  14.318  $ 13.027   $  9.953   $   8.582   $  8.644   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          2         0          2           2          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  12.898  $  9.869   $  8.523   $   8.598   $  7.475   $      -  $       -
Accumulation unit value at end of period...........  $  14.155  $ 12.898   $  9.869   $   8.523   $  8.598   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -        (0)        (0)         (0)         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.....  $  12.814  $  9.814   $  8.484   $   8.567   $  7.455   $  5.833  $   5.694
Accumulation unit value at end of period...........  $  14.048  $ 12.814   $  9.814   $   8.484   $  8.567   $  7.455  $   5.833
Number of accumulation units outstanding at end of
period (in thousands)..............................          3         4          3           3          2          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  12.729  $  9.759   $  8.445   $   8.536   $  7.436   $  5.824  $   5.685
Accumulation unit value at end of period...........  $  13.942  $ 12.729   $  9.759   $   8.445   $  8.536   $  7.436  $   5.824
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  12.562  $  9.650   $  8.367   $   8.474   $  7.397   $  5.805  $   5.667
Accumulation unit value at end of period...........  $  13.731  $ 12.562   $  9.650   $   8.367   $  8.474   $  7.397  $   5.805
Number of accumulation units outstanding at end of
period (in thousands)..............................          5         4          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  12.397  $  9.543   $  8.291   $   8.414   $  7.358   $  5.786  $   5.649
Accumulation unit value at end of period...........  $  13.524  $ 12.397   $  9.543   $   8.291   $  8.414   $  7.358  $   5.786
Number of accumulation units outstanding at end of
period (in thousands)..............................          9        10         12          10         10          6          0


                                  APP I-160

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET MID CAP FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.617  $ 10.259   $  8.830  $   9.116  $  7.439   $  5.459  $   5.321
Accumulation unit value at end of period.............  $  15.212  $ 13.617   $ 10.259  $   8.830  $  9.116   $  7.439  $   5.459
Number of accumulation units outstanding at end of
period (in thousands)................................         25        23         24         19        10          4          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.131  $ 12.171   $ 10.491  $  10.847  $  8.865   $      -  $       -
Accumulation unit value at end of period.............  $  17.993  $ 16.131   $ 12.171  $  10.491  $ 10.847   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         29        39         37         34        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.394  $ 10.116   $  8.729  $   9.034  $  7.391   $  5.437  $   5.300
Accumulation unit value at end of period.............  $  14.926  $ 13.394   $ 10.116  $   8.729  $  9.034   $  7.391  $   5.437
Number of accumulation units outstanding at end of
period (in thousands)................................         24        24         19         14         5          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.889  $ 12.012   $ 10.375  $  10.748  $  8.802   $  6.482  $   6.318
Accumulation unit value at end of period.............  $  17.688  $ 15.889   $ 12.012  $  10.375  $ 10.748   $  8.802  $   6.482
Number of accumulation units outstanding at end of
period (in thousands)................................         11        10          6          5        18         26         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.131  $  9.948   $  8.609  $   8.936  $  7.333   $  5.411  $   5.275
Accumulation unit value at end of period.............  $  14.589  $ 13.131   $  9.948  $   8.609  $  8.936   $  7.333  $   5.411
Number of accumulation units outstanding at end of
period (in thousands)................................         24        27         36         36        27          8          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.415  $ 11.701   $ 10.147  $  10.554  $  8.678   $  6.416  $   6.254
Accumulation unit value at end of period.............  $  17.092  $ 15.415   $ 11.701  $  10.147  $ 10.554   $  8.678  $   6.416
Number of accumulation units outstanding at end of
period (in thousands)................................         20        19         26         28        30         28         19
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.722  $  9.896   $  8.577  $   8.880  $  7.639   $      -  $       -
Accumulation unit value at end of period.............  $  13.598  $ 12.722   $  9.896  $   8.577  $  8.880   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        26         29         32        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.850  $ 12.348   $ 10.718  $  11.113  $  9.574   $      -  $       -
Accumulation unit value at end of period.............  $  16.916  $ 15.850   $ 12.348  $  10.718  $ 11.113   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.514  $  9.759   $  8.479  $   8.801  $  7.589   $      -  $       -
Accumulation unit value at end of period.............  $  13.342  $ 12.514   $  9.759  $   8.479  $  8.801   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-161

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.612  $ 12.187   $ 10.599  $  11.013  $  9.506   $      -  $       -
Accumulation unit value at end of period.............  $  16.629  $ 15.612   $ 12.187  $  10.599  $ 11.013   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        15         15          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.268  $  9.596   $  8.362  $   8.706  $  7.530   $      -  $       -
Accumulation unit value at end of period.............  $  13.041  $ 12.268   $  9.596  $   8.362  $  8.706   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.148  $ 11.872   $ 10.366  $  10.814  $  9.372   $      -  $       -
Accumulation unit value at end of period.............  $  16.070  $ 15.148   $ 11.872  $  10.366  $ 10.814   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        15         16         25        20          -          -
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.009  $ 10.758   $  9.349  $  10.268  $  9.776   $  6.848  $   6.756
Accumulation unit value at end of period.............  $  14.393  $ 11.009   $ 10.758  $   9.349  $ 10.268   $  9.776  $   6.848
Number of accumulation units outstanding at end of
period (in thousands)................................         28        14         16         16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.332  $ 10.112   $  8.801  $   8.193  $  6.484   $      -  $       -
Accumulation unit value at end of period.............  $  13.488  $ 10.332   $ 10.112  $   8.801  $  8.193   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        26         21          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.741  $ 10.523   $  9.168  $   8.543  $  6.768   $  5.247  $   5.167
Accumulation unit value at end of period.............  $  14.008  $ 10.741   $ 10.523  $   9.168  $  8.543   $  6.768  $   5.247
Number of accumulation units outstanding at end of
period (in thousands)................................          4        10          6          1         1          0          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.195  $  9.998   $  8.719  $   8.133  $  6.450   $  5.005  $   4.929
Accumulation unit value at end of period.............  $  13.283  $ 10.195   $  9.998  $   8.719  $  8.133   $  6.450  $   5.005
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          1          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.530  $ 10.347   $  9.042  $   8.451  $  6.715   $  5.221  $   5.143
Accumulation unit value at end of period.............  $  13.692  $ 10.530   $ 10.347  $   9.042  $  8.451   $  6.715  $   5.221
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          3          1         1          1          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.928  $  9.775   $  8.559  $   8.016  $  6.382   $  4.972  $   4.897
Accumulation unit value at end of period.............  $  12.883  $  9.928   $  9.775  $   8.559  $  8.016   $  6.382  $   4.972
Number of accumulation units outstanding at end of
period (in thousands)................................         33        23         21         13         9          9          0


                                  APP I-162

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.003  $  8.027   $  7.368  $   8.008  $  6.676   $      -  $       -
Accumulation unit value at end of period.............  $  12.105  $ 11.003   $  8.027  $   7.368  $  8.008   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         7          9         12        14          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.039  $ 10.987   $ 10.101  $  10.994  $  9.180   $      -  $       -
Accumulation unit value at end of period.............  $  16.520  $ 15.039   $ 10.987  $  10.101  $ 10.994   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         24        28         26         23         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.891  $ 10.159   $  9.349  $  10.185  $  8.513   $      -  $       -
Accumulation unit value at end of period.............  $  15.244  $ 13.891   $ 10.159  $   9.349  $ 10.185   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         2          0         12        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.813  $ 10.844   $  9.989  $  10.894  $  9.115   $      -  $       -
Accumulation unit value at end of period.............  $  16.240  $ 14.813   $ 10.844  $   9.989  $ 10.894   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         3          4          4        32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.667  $ 10.025   $  9.253  $  10.112  $  8.477   $      -  $       -
Accumulation unit value at end of period.............  $  14.953  $ 13.667   $ 10.025  $   9.253  $ 10.112   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         3          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.373  $ 10.564   $  9.770  $  10.698  $  8.986   $      -  $       -
Accumulation unit value at end of period.............  $  15.694  $ 14.373   $ 10.564  $   9.770  $ 10.698   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8         14         11        16          -          -
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.549  $ 14.840   $ 13.560  $  14.010  $ 12.295   $      -  $       -
Accumulation unit value at end of period.............  $  20.071  $ 18.549   $ 14.840  $  13.560  $ 14.010   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.425  $ 14.763   $ 13.510  $  13.979  $ 12.286   $      -  $       -
Accumulation unit value at end of period.............  $  19.907  $ 18.425   $ 14.763  $  13.510  $ 13.979   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  18.342  $ 14.712   $ 13.476  $  13.958  $ 12.280   $      -  $       -
Accumulation unit value at end of period.............  $  19.798  $ 18.342   $ 14.712  $  13.476  $ 13.958   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8         12          9         7          -          -


                                  APP I-163

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.260  $ 14.660   $ 13.443  $  13.937  $ 12.274   $      -  $       -
Accumulation unit value at end of period.............  $  19.689  $ 18.260   $ 14.660  $  13.443  $ 13.937   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.097  $ 14.558   $ 13.376  $  13.896  $ 12.262   $      -  $       -
Accumulation unit value at end of period.............  $  19.474  $ 18.097   $ 14.558  $  13.376  $ 13.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         3          6          7         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.935  $ 14.457   $ 13.309  $  13.855  $ 12.250   $      -  $       -
Accumulation unit value at end of period.............  $  19.262  $ 17.935   $ 14.457  $  13.309  $ 13.855   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         8          6          4         4          -          -
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.186  $ 16.847   $ 15.559  $  14.071  $ 13.008   $      -  $       -
Accumulation unit value at end of period.............  $  15.564  $ 15.186   $ 16.847  $  15.559  $ 14.071   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        196       172        113         79        41          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.968  $ 16.631   $ 15.382  $  13.932  $ 12.898   $      -  $       -
Accumulation unit value at end of period.............  $  15.318  $ 14.968   $ 16.631  $  15.382  $ 13.932   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         86        99         90         48        26          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.534  $ 15.053   $ 13.936  $  12.635  $ 11.709   $      -  $       -
Accumulation unit value at end of period.............  $  13.837  $ 13.534   $ 15.053  $  13.936  $ 12.635   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         69        66         78         54        45          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.683  $ 16.347   $ 15.149  $  13.749  $ 12.754   $      -  $       -
Accumulation unit value at end of period.............  $  14.996  $ 14.683   $ 16.347  $  15.149  $ 13.749   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         39        55         56         56        78          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.269  $ 14.802   $ 13.745  $  12.499  $ 11.618   $      -  $       -
Accumulation unit value at end of period.............  $  13.525  $ 13.269   $ 14.802  $  13.745  $ 12.499   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         89        87         62         37        33          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.128  $ 15.792   $ 14.694  $  13.389  $ 12.470   $      -  $       -
Accumulation unit value at end of period.............  $  14.372  $ 14.128   $ 15.792  $  14.694  $ 13.389   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        140       131        143        127        83          -          -


                                  APP I-164

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.901  $ 15.329   $ 14.013  $  13.574  $ 12.585   $      -  $       -
Accumulation unit value at end of period.............  $  15.463  $ 14.901   $ 15.329  $  14.013  $ 13.574   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        326       364        522        505       357          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.350  $ 15.815   $ 14.478  $  14.046  $ 13.042   $      -  $       -
Accumulation unit value at end of period.............  $  15.905  $ 15.350   $ 15.815  $  14.478  $ 14.046   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        117       116        124         35        61          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.657  $ 15.116   $ 13.852  $  13.452  $ 12.503   $      -  $       -
Accumulation unit value at end of period.............  $  15.171  $ 14.657   $ 15.116  $  13.852  $ 13.452   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        180       207        276        172       124          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.120  $ 15.609   $ 14.318  $  13.918  $ 12.950   $      -  $       -
Accumulation unit value at end of period.............  $  15.635  $ 15.120   $ 15.609  $  14.318  $ 13.918   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         87        70         67         72        70          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.370  $ 14.864   $ 13.662  $  13.307  $ 12.406   $      -  $       -
Accumulation unit value at end of period.............  $  14.829  $ 14.370   $ 14.864  $  13.662  $ 13.307   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        192       243        191        161       110          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.671  $ 15.205   $ 14.004  $  13.667  $ 12.767   $      -  $       -
Accumulation unit value at end of period.............  $  15.109  $ 14.671   $ 15.205  $  14.004  $ 13.667   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        284       311        380        316       224          -          -
PIMCO TOTAL RETURN III FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.490  $ 10.793   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.884  $ 10.490   $ 10.793  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.459  $ 10.777   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.836  $ 10.459   $ 10.777  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.439  $ 10.767   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.804  $ 10.439   $ 10.767  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-165

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.418  $ 10.756   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.772  $ 10.418   $ 10.756  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        11         19          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.377  $ 10.735   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.708  $ 10.377   $ 10.735  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.337  $ 10.715   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.645  $ 10.337   $ 10.715  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $   8.363  $  8.593   $  7.757  $  10.290  $  8.903   $      -  $       -
Accumulation unit value at end of period.............  $   7.207  $  8.363   $  8.593  $   7.757  $ 10.290   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         43        29         50         48        42          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $   8.280  $  8.521   $  7.703  $  10.234  $  8.868   $      -  $       -
Accumulation unit value at end of period.............  $   7.125  $  8.280   $  8.521  $   7.703  $ 10.234   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -        10         14          6        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   7.941  $  8.180   $  7.402  $   9.845  $  8.539   $      -  $       -
Accumulation unit value at end of period.............  $   6.826  $  7.941   $  8.180  $   7.402  $  9.845   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        11         16          5         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $   8.171  $  8.425   $  7.632  $  10.160  $  8.821   $  5.126  $   5.105
Accumulation unit value at end of period.............  $   7.017  $  8.171   $  8.425  $   7.632  $ 10.160   $  8.821  $   5.126
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          4         32        31         13          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   7.785  $  8.043   $  7.301  $   9.739  $  8.472   $  4.933  $   4.913
Accumulation unit value at end of period.............  $   6.672  $  7.785   $  8.043  $   7.301  $  9.739   $  8.472  $   4.933
Number of accumulation units outstanding at end of
period (in thousands)................................         26        33         28         28        25          9          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   7.956  $  8.237   $  7.491  $  10.013  $  8.728   $  5.092  $   5.072
Accumulation unit value at end of period.............  $   6.805  $  7.956   $  8.237  $   7.491  $ 10.013   $  8.728  $   5.092
Number of accumulation units outstanding at end of
period (in thousands)................................         38        35         40         50        36         34          1


                                  APP I-166

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PIONEER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.262  $  9.262   $  8.469  $   8.920  $  7.747   $      -  $       -
Accumulation unit value at end of period.............  $  13.527  $ 12.262   $  9.262  $   8.469  $  8.920   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          6          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.189  $ 11.490   $ 10.522  $  11.099  $  9.655   $      -  $       -
Accumulation unit value at end of period.............  $  16.731  $ 15.189   $ 11.490  $  10.522  $ 11.099   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.061  $  9.133   $  8.372  $   8.840  $  7.697   $      -  $       -
Accumulation unit value at end of period.............  $  13.272  $ 12.061   $  9.133  $   8.372  $  8.840   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10        11         11         10         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.961  $ 11.340   $ 10.406  $  10.999  $  9.586   $      -  $       -
Accumulation unit value at end of period.............  $  16.447  $ 14.961   $ 11.340  $  10.406  $ 10.999   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          4          5         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.824  $  8.980   $  8.257  $   8.745  $  7.637   $      -  $       -
Accumulation unit value at end of period.............  $  12.972  $ 11.824   $  8.980  $   8.257  $  8.745   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0         16          2         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.516  $ 11.047   $ 10.177  $  10.800  $  9.451   $      -  $       -
Accumulation unit value at end of period.............  $  15.894  $ 14.516   $ 11.047  $  10.177  $ 10.800   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        25         34         30         8          -          -
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.227  $ 11.728   $ 10.590  $  11.159  $ 10.577   $      -  $       -
Accumulation unit value at end of period.............  $  16.605  $ 15.227   $ 11.728  $  10.590  $ 11.159   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.140  $ 11.678   $ 10.561  $  11.145  $ 10.574   $      -  $       -
Accumulation unit value at end of period.............  $  16.484  $ 15.140   $ 11.678  $  10.561  $ 11.145   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.082  $ 11.645   $ 10.542  $  11.135  $ 10.572   $      -  $       -
Accumulation unit value at end of period.............  $  16.405  $ 15.082   $ 11.645  $  10.542  $ 11.135   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-167

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.024  $ 11.611   $ 10.522  $  11.126  $ 10.570   $      -  $       -
Accumulation unit value at end of period.............  $  16.325  $ 15.024   $ 11.611  $  10.522  $ 11.126   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.909  $ 11.545   $ 10.483  $  11.107  $ 10.566   $      -  $       -
Accumulation unit value at end of period.............  $  16.168  $ 14.909   $ 11.545  $  10.483  $ 11.107   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         5          2          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.795  $ 11.480   $ 10.445  $  11.088  $ 10.563   $      -  $       -
Accumulation unit value at end of period.............  $  16.012  $ 14.795   $ 11.480  $  10.445  $ 11.088   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          5          4         0          -          -
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.044  $  9.106   $  8.257  $   8.832  $  7.538   $  6.075  $   5.918
Accumulation unit value at end of period.............  $  13.750  $ 12.044   $  9.106  $   8.257  $  8.832   $  7.538  $   6.075
Number of accumulation units outstanding at end of
period (in thousands)................................         27        18         32         37        21         13          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.108  $ 11.439   $ 10.388  $  11.128  $  9.512   $      -  $       -
Accumulation unit value at end of period.............  $  17.221  $ 15.108   $ 11.439  $  10.388  $ 11.128   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         9         15         10         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.847  $  8.979   $  8.162  $   8.752  $  7.489   $      -  $       -
Accumulation unit value at end of period.............  $  13.491  $ 11.847   $  8.979  $   8.162  $  8.752   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        17         14          2         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.881  $ 11.289   $ 10.273  $  11.026  $  9.444   $  9.617  $   9.485
Accumulation unit value at end of period.............  $  16.929  $ 14.881   $ 11.289  $  10.273  $ 11.026   $  9.444  $   9.617
Number of accumulation units outstanding at end of
period (in thousands)................................          7         3          5          9        15          8          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.614  $  8.829   $  8.050  $   8.658  $  7.430   $  6.022  $   5.867
Accumulation unit value at end of period.............  $  13.187  $ 11.614   $  8.829  $   8.050  $  8.658   $  7.430  $   6.022
Number of accumulation units outstanding at end of
period (in thousands)................................         19        13         19         31        24         11          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.437  $ 10.997   $ 10.047  $  10.827  $  9.310   $  7.561  $   7.366
Accumulation unit value at end of period.............  $  16.359  $ 14.437   $ 10.997  $  10.047  $ 10.827   $  9.310  $   7.561
Number of accumulation units outstanding at end of
period (in thousands)................................         20        31         31         31        27         31         11


                                  APP I-168

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PIONEER SELECT MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  19.061  $ 13.267   $ 12.506  $  12.895  $ 10.836   $      -  $       -
Accumulation unit value at end of period.............  $  20.680  $ 19.061   $ 13.267  $  12.506  $ 12.895   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         9          9         13        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.936  $ 13.200   $ 12.461  $  12.868  $ 10.830   $      -  $       -
Accumulation unit value at end of period.............  $  20.514  $ 18.936   $ 13.200  $  12.461  $ 12.868   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  18.853  $ 13.156   $ 12.432  $  12.850  $ 10.826   $      -  $       -
Accumulation unit value at end of period.............  $  20.404  $ 18.853   $ 13.156  $  12.432  $ 12.850   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.771  $ 13.111   $ 12.402  $  12.833  $ 10.821   $  6.139  $   5.956
Accumulation unit value at end of period.............  $  20.294  $ 18.771   $ 13.111  $  12.402  $ 12.833   $ 10.821  $   6.139
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          2         2          1          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  18.607  $ 13.023   $ 12.343  $  12.797  $ 10.813   $      -  $       -
Accumulation unit value at end of period.............  $  20.077  $ 18.607   $ 13.023  $  12.343  $ 12.797   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          2          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  18.444  $ 12.935   $ 12.284  $  12.762  $ 10.805   $  6.077  $   5.896
Accumulation unit value at end of period.............  $  19.862  $ 18.444   $ 12.935  $  12.284  $ 12.762   $ 10.805  $   6.077
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4          5          5         6          5          1
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.266  $ 15.115   $ 13.654  $  13.307  $ 11.978   $      -  $       -
Accumulation unit value at end of period.............  $  15.890  $ 15.266   $ 15.115  $  13.654  $ 13.307   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        14         16         22        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.909  $ 15.776   $ 14.272  $  13.930  $ 12.557   $      -  $       -
Accumulation unit value at end of period.............  $  16.535  $ 15.909   $ 15.776  $  14.272  $ 13.930   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        20         15          6         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.859  $ 14.749   $ 13.357  $  13.050  $ 11.776   $      -  $       -
Accumulation unit value at end of period.............  $  15.429  $ 14.859   $ 14.749  $  13.357  $ 13.050   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        18         13         10         4          -          -


                                  APP I-169

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.670  $ 15.570   $ 14.114  $  13.804  $ 12.468   $      -  $       -
Accumulation unit value at end of period.............  $  16.255  $ 15.670   $ 15.570  $  14.114  $ 13.804   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9        10         15         26        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.568  $ 14.503   $ 13.174  $  12.910  $ 11.684   $  9.030  $   8.907
Accumulation unit value at end of period.............  $  15.081  $ 14.568   $ 14.503  $  13.174  $ 12.910   $ 11.684  $   9.030
Number of accumulation units outstanding at end of
period (in thousands)................................         20        23         15          4         4          5          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.203  $ 15.167   $ 13.803  $  13.554  $ 12.292   $  9.519  $   9.390
Accumulation unit value at end of period.............  $  15.707  $ 15.203   $ 15.167  $  13.803  $ 13.554   $ 12.292  $   9.519
Number of accumulation units outstanding at end of
period (in thousands)................................         30        31         36         32        22         23         16
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.273  $ 20.498   $ 18.236  $  19.063  $ 17.844   $      -  $       -
Accumulation unit value at end of period.............  $  27.788  $ 26.273   $ 20.498  $  18.236  $ 19.063   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         2          2          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  26.084  $ 20.380   $ 18.159  $  19.011  $ 17.822   $      -  $       -
Accumulation unit value at end of period.............  $  27.546  $ 26.084   $ 20.380  $  18.159  $ 19.011   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  25.958  $ 20.303   $ 18.107  $  18.976  $ 17.807   $      -  $       -
Accumulation unit value at end of period.............  $  27.387  $ 25.958   $ 20.303  $  18.107  $ 18.976   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          4          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  25.833  $ 20.225   $ 18.056  $  18.942  $ 17.793   $      -  $       -
Accumulation unit value at end of period.............  $  27.228  $ 25.833   $ 20.225  $  18.056  $ 18.942   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  25.585  $ 20.071   $ 17.955  $  18.873  $ 17.764   $      -  $       -
Accumulation unit value at end of period.............  $  26.912  $ 25.585   $ 20.071  $  17.955  $ 18.873   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.340  $ 19.918   $ 17.854  $  18.804  $ 17.734   $      -  $       -
Accumulation unit value at end of period.............  $  26.601  $ 25.340   $ 19.918  $  17.854  $ 18.804   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          6          7         3          -          -


                                  APP I-170

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  28.682  $ 22.577   $ 19.580  $  19.272  $ 16.143   $      -  $       -
Accumulation unit value at end of period.............  $  31.152  $ 28.682   $ 22.577  $  19.580  $ 19.272   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        42         36          8         6          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  28.475  $ 22.448   $ 19.497  $  19.219  $ 16.123   $      -  $       -
Accumulation unit value at end of period.............  $  30.881  $ 28.475   $ 22.448  $  19.497  $ 19.219   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  28.338  $ 22.363   $ 19.442  $  19.184  $ 16.110   $      -  $       -
Accumulation unit value at end of period.............  $  30.702  $ 28.338   $ 22.363  $  19.442  $ 19.184   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          9          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  28.202  $ 22.277   $ 19.387  $  19.149  $ 16.096   $      -  $       -
Accumulation unit value at end of period.............  $  30.523  $ 28.202   $ 22.277  $  19.387  $ 19.149   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  27.931  $ 22.108   $ 19.278  $  19.080  $ 16.070   $      -  $       -
Accumulation unit value at end of period.............  $  30.170  $ 27.931   $ 22.108  $  19.278  $ 19.080   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          0         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  27.663  $ 21.939   $ 19.170  $  19.010  $ 16.043   $      -  $       -
Accumulation unit value at end of period.............  $  29.821  $ 27.663   $ 21.939  $  19.170  $ 19.010   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         5          4          3         1          -          -
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.106  $  9.254   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   8.050  $ 10.106   $  9.254  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.077  $  9.241   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   8.015  $ 10.077   $  9.241  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.057  $  9.232   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   7.991  $ 10.057   $  9.232  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-171

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  10.037  $  9.223   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   7.967  $ 10.037   $  9.223  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.998  $  9.205   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   7.920  $  9.998   $  9.205  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.958  $  9.187   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $   7.873  $  9.958   $  9.187  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.272  $ 10.897   $  9.202  $   9.081  $  8.103   $      -  $       -
Accumulation unit value at end of period.............  $  15.968  $ 14.272   $ 10.897  $   9.202  $  9.081   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1        23         20          1         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.892  $ 13.682   $ 11.571  $  11.435  $ 10.219   $      -  $       -
Accumulation unit value at end of period.............  $  19.988  $ 17.892   $ 13.682  $  11.571  $ 11.435   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.038  $ 10.746   $  9.097  $   8.999  $  8.050   $      -  $       -
Accumulation unit value at end of period.............  $  15.668  $ 14.038   $ 10.746  $   9.097  $  8.999   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.623  $ 13.503   $ 11.443  $  11.332  $ 10.147   $      -  $       -
Accumulation unit value at end of period.............  $  19.649  $ 17.623   $ 13.503  $  11.443  $ 11.332   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.763  $ 10.566   $  8.972  $   8.902  $  7.988   $      -  $       -
Accumulation unit value at end of period.............  $  15.314  $ 13.763   $ 10.566  $   8.972  $  8.902   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          4          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.098  $ 13.153   $ 11.191  $  11.126  $ 10.003   $  7.981  $   7.750
Accumulation unit value at end of period.............  $  18.987  $ 17.098   $ 13.153  $  11.191  $ 11.126   $ 10.003  $   7.981
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6          7          5         2          1          0


                                  APP I-172

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.588  $ 14.668   $ 12.807  $  12.478  $ 11.064   $  7.497  $   7.120
Accumulation unit value at end of period.............  $  15.811  $ 15.588   $ 14.668  $  12.807  $ 12.478   $ 11.064  $   7.497
Number of accumulation units outstanding at end of
period (in thousands)................................         47        29         16          4         2          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.222  $ 16.230   $ 14.192  $  13.848  $ 12.297   $      -  $       -
Accumulation unit value at end of period.............  $  17.442  $ 17.222   $ 16.230  $  14.192  $ 13.848   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -        11          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  15.337  $ 14.468   $ 12.663  $  12.369  $ 10.995   $      -  $       -
Accumulation unit value at end of period.............  $  15.517  $ 15.337   $ 14.468  $  12.663  $ 12.369   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2         11          9         7          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.964  $ 16.018   $ 14.035  $  13.722  $ 12.210   $      -  $       -
Accumulation unit value at end of period.............  $  17.146  $ 16.964   $ 16.018  $  14.035  $ 13.722   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -         11          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.040  $ 14.230   $ 12.493  $  12.239  $ 10.912   $      -  $       -
Accumulation unit value at end of period.............  $  15.171  $ 15.040   $ 14.230  $  12.493  $ 12.239   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        11          9          5         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.458  $ 15.603   $ 13.726  $  13.474  $ 12.037   $  8.217  $   7.807
Accumulation unit value at end of period.............  $  16.569  $ 16.458   $ 15.603  $  13.726  $ 13.474   $ 12.037  $   8.217
Number of accumulation units outstanding at end of
period (in thousands)................................         13         9         10          6         2          2          0
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.573  $  8.585   $  7.061  $   9.012  $  7.630   $      -  $       -
Accumulation unit value at end of period.............  $   9.107  $ 10.573   $  8.585  $   7.061  $  9.012   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        12          1          -         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  10.469  $  8.513   $  7.012  $   8.963  $  7.600   $      -  $       -
Accumulation unit value at end of period.............  $   9.004  $ 10.469   $  8.513  $   7.012  $  8.963   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.400  $  8.465   $  6.980  $   8.931  $  7.581   $      -  $       -
Accumulation unit value at end of period.............  $   8.936  $ 10.400   $  8.465  $   6.980  $  8.931   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5         14         13        14          -          -


                                  APP I-173

                                                                              YEAR ENDING DECEMBER 31,
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2014       2013       2012       2011        2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  10.331  $  8.418   $  6.948   $   8.899   $  7.561   $      -  $       -
Accumulation unit value at end of period...........  $   8.868  $ 10.331   $  8.418   $   6.948   $  8.899   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          3         3         (0)         (0)        (0)         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  10.196  $  8.324   $  6.884   $   8.835   $  7.521   $  4.849  $   4.655
Accumulation unit value at end of period...........  $   8.734  $ 10.196   $  8.324   $   6.884   $  8.835   $  7.521  $   4.849
Number of accumulation units outstanding at end of
period (in thousands)..............................          4         5          4           3          1          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  10.062  $  8.231   $  6.821   $   8.771   $  7.482   $  4.833  $   4.640
Accumulation unit value at end of period...........  $   8.602  $ 10.062   $  8.231   $   6.821   $  8.771   $  7.482  $   4.833
Number of accumulation units outstanding at end of
period (in thousands)..............................          7         7          5           4          2          0          -
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $   9.508  $  7.469   $  6.166   $   7.337   $  6.698   $      -  $       -
Accumulation unit value at end of period...........  $   8.815  $  9.508   $  7.469   $   6.166   $  7.337   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  12.597  $  9.910   $  8.194   $   9.765   $  8.928   $      -  $       -
Accumulation unit value at end of period...........  $  11.661  $ 12.597   $  9.910   $   8.194   $  9.765   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.....  $   9.354  $  7.366   $  6.097   $   7.273   $  6.656   $      -  $       -
Accumulation unit value at end of period...........  $   8.651  $  9.354   $  7.366   $   6.097   $  7.273   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         1          1           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  12.408  $  9.781   $  8.103   $   9.676   $  8.864   $      -  $       -
Accumulation unit value at end of period...........  $  11.463  $ 12.408   $  9.781   $   8.103   $  9.676   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         0          0           0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $   9.173  $  7.246   $  6.015   $   7.197   $  6.606   $      -  $       -
Accumulation unit value at end of period...........  $   8.458  $  9.173   $  7.246   $   6.015   $  7.197   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  12.038  $  9.527   $  7.925   $   9.501   $  8.739   $  7.064  $   6.871
Accumulation unit value at end of period...........  $  11.077  $ 12.038   $  9.527   $   7.925   $  9.501   $  8.739  $   7.064
Number of accumulation units outstanding at end of
period (in thousands)..............................          1         1          1           1          1          1          1


                                  APP I-174

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.064  $  8.978   $  7.741  $   8.506  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.657  $ 12.064   $  8.978  $   7.741  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.428  $ 10.754   $  9.286  $  10.214  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.309  $ 14.428   $ 10.754  $   9.286  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.866  $  8.853   $  7.653  $   8.423  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.400  $ 11.866   $  8.853  $   7.653  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.211  $ 10.614   $  9.183  $  10.115  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.032  $ 14.211   $ 10.614  $   9.183  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.633  $  8.705   $  7.547  $   8.324  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.097  $ 11.633   $  8.705  $   7.547  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.788  $ 10.339   $  8.981  $   9.919  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.492  $ 13.788   $ 10.339  $   8.981  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.904  $ 10.254   $  8.831  $   9.342  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.681  $ 13.904   $ 10.254  $   8.831  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.299  $ 12.038   $ 10.382  $  11.000  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.355  $ 16.299   $ 12.038  $  10.382  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.680  $ 10.114   $  8.731  $   9.260  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.390  $ 13.680   $ 10.114  $   8.731  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-175

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.054  $ 11.881   $ 10.267  $  10.900  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.043  $ 16.054   $ 11.881  $  10.267  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.415  $  9.948   $  8.614  $   9.163  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.047  $ 13.415   $  9.948  $   8.614  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  15.576  $ 11.573   $ 10.041  $  10.703  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.435  $ 15.576   $ 11.573  $  10.041  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
PUTNAM RESEARCH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.385  $ 10.124   $  8.652  $   8.827  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.263  $ 13.385   $ 10.124  $   8.652  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.643  $ 11.850   $ 10.142  $  10.363  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.811  $ 15.643   $ 11.850  $  10.142  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.169  $  9.986   $  8.555  $   8.750  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.979  $ 13.169   $  9.986  $   8.555  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.409  $ 11.695   $ 10.030  $  10.268  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  17.508  $ 15.409   $ 11.695  $  10.030  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.915  $  9.822   $  8.440  $   8.658  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.645  $ 12.915   $  9.822  $   8.440  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.949  $ 11.392   $  9.809  $  10.083  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.918  $ 14.949   $ 11.392  $   9.809  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-176

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.472  $ 11.502   $ 10.105  $  12.349  $ 10.290   $      -  $       -
Accumulation unit value at end of period.............  $  17.955  $ 16.472   $ 11.502  $  10.105  $ 12.349   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.592  $ 13.002   $ 11.441  $  14.002  $ 11.685   $      -  $       -
Accumulation unit value at end of period.............  $  20.236  $ 18.592   $ 13.002  $  11.441  $ 14.002   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.206  $ 11.344   $  9.992  $  12.241  $ 10.226   $      -  $       -
Accumulation unit value at end of period.............  $  17.621  $ 16.206   $ 11.344  $   9.992  $ 12.241   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.313  $ 12.832   $ 11.314  $  13.874  $ 11.602   $      -  $       -
Accumulation unit value at end of period.............  $  19.892  $ 18.313   $ 12.832  $  11.314  $ 13.874   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  15.892  $ 11.158   $  9.858  $  12.113  $ 10.149   $      -  $       -
Accumulation unit value at end of period.............  $  17.228  $ 15.892   $ 11.158  $   9.858  $ 12.113   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.767  $ 12.500   $ 11.065  $  13.623  $ 11.438   $  7.063  $   6.874
Accumulation unit value at end of period.............  $  19.223  $ 17.767   $ 12.500  $  11.065  $ 13.623   $ 11.438  $   7.063
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.485  $ 10.876   $ 10.348  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.963  $ 14.485   $ 10.876  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.422  $ 10.845   $ 10.329  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.870  $ 14.422   $ 10.845  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.381  $ 10.825   $ 10.316  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.809  $ 14.381   $ 10.825  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-177

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.339  $ 10.804   $ 10.304  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.747  $ 14.339   $ 10.804  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.257  $ 10.763   $ 10.279  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.625  $ 14.257   $ 10.763  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.175  $ 10.723   $ 10.254  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.504  $ 14.175   $ 10.723  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  33.990  $ 26.099   $ 21.609  $  23.489  $ 18.556   $      -  $       -
Accumulation unit value at end of period.............  $  37.439  $ 33.990   $ 26.099  $  21.609  $ 23.489   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        10          8          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  33.745  $ 25.950   $ 21.518  $  23.425  $ 18.533   $      -  $       -
Accumulation unit value at end of period.............  $  37.113  $ 33.745   $ 25.950  $  21.518  $ 23.425   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7          7          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  33.582  $ 25.851   $ 21.457  $  23.382  $ 18.518   $      -  $       -
Accumulation unit value at end of period.............  $  36.898  $ 33.582   $ 25.851  $  21.457  $ 23.382   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          4          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  33.421  $ 25.752   $ 21.396  $  23.340  $ 18.502   $      -  $       -
Accumulation unit value at end of period.............  $  36.684  $ 33.421   $ 25.752  $  21.396  $ 23.340   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7          6         14         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  33.100  $ 25.556   $ 21.276  $  23.255  $ 18.472   $      -  $       -
Accumulation unit value at end of period.............  $  36.259  $ 33.100   $ 25.556  $  21.276  $ 23.255   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  32.783  $ 25.362   $ 21.156  $  23.170  $ 18.442   $      -  $       -
Accumulation unit value at end of period.............  $  35.839  $ 32.783   $ 25.362  $  21.156  $ 23.170   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6          5          5         2          -          -


                                  APP I-178

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  32.991  $ 24.626   $ 21.249  $  22.242  $ 17.412   $      -  $       -
Accumulation unit value at end of period.............  $  33.426  $ 32.991   $ 24.626  $  21.249  $ 22.242   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         2          2          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  32.754  $ 24.485   $ 21.160  $  22.181  $ 17.390   $      -  $       -
Accumulation unit value at end of period.............  $  33.136  $ 32.754   $ 24.485  $  21.160  $ 22.181   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        11          8          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  32.596  $ 24.392   $ 21.100  $  22.141  $ 17.376   $      -  $       -
Accumulation unit value at end of period.............  $  32.943  $ 32.596   $ 24.392  $  21.100  $ 22.141   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6        19         37         31         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  32.439  $ 24.299   $ 21.040  $  22.101  $ 17.362   $      -  $       -
Accumulation unit value at end of period.............  $  32.752  $ 32.439   $ 24.299  $  21.040  $ 22.101   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          3          5         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  32.128  $ 24.114   $ 20.922  $  22.020  $ 17.333   $      -  $       -
Accumulation unit value at end of period.............  $  32.373  $ 32.128   $ 24.114  $  20.922  $ 22.020   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  31.820  $ 23.930   $ 20.804  $  21.940  $ 17.305   $      -  $       -
Accumulation unit value at end of period.............  $  31.998  $ 31.820   $ 23.930  $  20.804  $ 21.940   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         9          7          5         2          -          -
RIDGEWORTH TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.363  $ 11.813   $ 11.342  $  10.410  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.002  $ 11.363   $ 11.813  $  11.342  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.298  $ 11.763   $ 11.311  $  10.396  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.915  $ 11.298   $ 11.763  $  11.311  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        17         17          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.255  $ 11.730   $ 11.290  $  10.388  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.858  $ 11.255   $ 11.730  $  11.290  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -         15          -         -          -          -


                                  APP I-179

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.211  $ 11.696   $ 11.269  $  10.379  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.800  $ 11.211   $ 11.696  $  11.269  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.126  $ 11.630   $ 11.227  $  10.361  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.687  $ 11.126   $ 11.630  $  11.227  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.040  $ 11.564   $ 11.186  $  10.344  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.574  $ 11.040   $ 11.564  $  11.186  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.215  $ 22.970   $ 20.236  $  20.747  $ 16.940   $      -  $       -
Accumulation unit value at end of period.............  $  30.367  $ 30.215   $ 22.970  $  20.236  $ 20.747   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         4          4          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  29.997  $ 22.839   $ 20.150  $  20.690  $ 16.919   $      -  $       -
Accumulation unit value at end of period.............  $  30.103  $ 29.997   $ 22.839  $  20.150  $ 20.690   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  29.853  $ 22.752   $ 20.093  $  20.652  $ 16.905   $      -  $       -
Accumulation unit value at end of period.............  $  29.928  $ 29.853   $ 22.752  $  20.093  $ 20.652   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  29.710  $ 22.665   $ 20.037  $  20.615  $ 16.892   $      -  $       -
Accumulation unit value at end of period.............  $  29.755  $ 29.710   $ 22.665  $  20.037  $ 20.615   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  29.424  $ 22.492   $ 19.924  $  20.540  $ 16.864   $      -  $       -
Accumulation unit value at end of period.............  $  29.410  $ 29.424   $ 22.492  $  19.924  $ 20.540   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.142  $ 22.321   $ 19.812  $  20.465  $ 16.836   $      -  $       -
Accumulation unit value at end of period.............  $  29.070  $ 29.142   $ 22.321  $  19.812  $ 20.465   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          5          2         1          -          -


                                  APP I-180

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  27.789  $ 21.896   $ 20.098  $  21.846  $ 17.589   $      -  $       -
Accumulation unit value at end of period.............  $  27.563  $ 27.789   $ 21.896  $  20.098  $ 21.846   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  27.589  $ 21.771   $ 20.013  $  21.787  $ 17.568   $      -  $       -
Accumulation unit value at end of period.............  $  27.323  $ 27.589   $ 21.771  $  20.013  $ 21.787   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  27.456  $ 21.688   $ 19.957  $  21.747  $ 17.553   $      -  $       -
Accumulation unit value at end of period.............  $  27.165  $ 27.456   $ 21.688  $  19.957  $ 21.747   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  27.324  $ 21.605   $ 19.901  $  21.708  $ 17.539   $      -  $       -
Accumulation unit value at end of period.............  $  27.007  $ 27.324   $ 21.605  $  19.901  $ 21.708   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          1          1         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  27.061  $ 21.441   $ 19.789  $  21.629  $ 17.510   $      -  $       -
Accumulation unit value at end of period.............  $  26.694  $ 27.061   $ 21.441  $  19.789  $ 21.629   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          4          3         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  26.802  $ 21.277   $ 19.677  $  21.550  $ 17.481   $      -  $       -
Accumulation unit value at end of period.............  $  26.385  $ 26.802   $ 21.277  $  19.677  $ 21.550   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          5          3         1          -          -
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.655  $  9.854   $  8.492  $   8.642  $  7.580   $      -  $       -
Accumulation unit value at end of period.............  $  13.462  $ 12.655   $  9.854  $   8.492  $  8.642   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         58        24         20         15        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.529  $  9.771   $  8.433  $   8.595  $  7.550   $      -  $       -
Accumulation unit value at end of period.............  $  13.308  $ 12.529   $  9.771  $   8.433  $  8.595   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.198  $  9.522   $  8.227  $   8.393  $  7.380   $  5.946  $   5.832
Accumulation unit value at end of period.............  $  12.944  $ 12.198   $  9.522  $   8.227  $  8.393   $  7.380  $   5.946
Number of accumulation units outstanding at end of
period (in thousands)................................         19        46         47         34        11          1          -


                                  APP I-181

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.364  $  9.661   $  8.355  $   8.532  $  7.510   $  6.057  $   5.941
Accumulation unit value at end of period.............  $  13.106  $ 12.364   $  9.661  $   8.355  $  8.532   $  7.510  $   6.057
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.959  $  9.363   $  8.114  $   8.302  $  7.322   $  5.918  $   5.805
Accumulation unit value at end of period.............  $  12.652  $ 11.959   $  9.363  $   8.114  $  8.302   $  7.322  $   5.918
Number of accumulation units outstanding at end of
period (in thousands)................................         22        19         28         23        12          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.040  $  9.445   $  8.201  $   8.409  $  7.431   $  6.018  $   5.903
Accumulation unit value at end of period.............  $  12.712  $ 12.040   $  9.445  $   8.201  $  8.409   $  7.431  $   6.018
Number of accumulation units outstanding at end of
period (in thousands)................................         29        28         34         31        33         30          -
T. ROWE PRICE GROWTH STOCK FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.376  $ 11.157   $  9.475  $   9.664  $  8.348   $      -  $       -
Accumulation unit value at end of period.............  $  16.565  $ 15.376   $ 11.157  $   9.475  $  9.664   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................        108        89         43         31        31          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.223  $ 11.063   $  9.410  $   9.611  $  8.315   $      -  $       -
Accumulation unit value at end of period.............  $  16.376  $ 15.223   $ 11.063  $   9.410  $  9.611   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         38        42         34          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.819  $ 10.780   $  9.178  $   9.384  $  8.126   $  5.741  $   5.721
Accumulation unit value at end of period.............  $  15.925  $ 14.819   $ 10.780  $   9.178  $  9.384   $  8.126  $   5.741
Number of accumulation units outstanding at end of
period (in thousands)................................         87        50         77         48        29          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.022  $ 10.939   $  9.323  $   9.541  $  8.271   $      -  $       -
Accumulation unit value at end of period.............  $  16.127  $ 15.022   $ 10.939  $   9.323  $  9.541   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        42         21          7        12          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.528  $ 10.600   $  9.052  $   9.283  $  8.063   $      -  $       -
Accumulation unit value at end of period.............  $  15.566  $ 14.528   $ 10.600  $   9.052  $  9.283   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         48        57         40         21        20          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.628  $ 10.695   $  9.151  $   9.403  $  8.184   $  5.811  $   5.791
Accumulation unit value at end of period.............  $  15.642  $ 14.628   $ 10.695  $   9.151  $  9.403   $  8.184  $   5.811
Number of accumulation units outstanding at end of
period (in thousands)................................         94        88         95         84        33         19          0


                                  APP I-182

                                                                              YEAR ENDING DECEMBER 31,
                                                      ------------------------------------------------------------------------------
SUB-ACCOUNT                                             2014       2013       2012       2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  12.933  $ 11.672   $ 10.485   $  10.536  $  9.441   $  7.450  $   7.344
Accumulation unit value at end of period............  $  13.444  $ 12.933   $ 11.672   $  10.485  $ 10.536   $  9.441  $   7.450
Number of accumulation units outstanding at end of
period (in thousands)...............................         22        17         38          31         4          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period......  $  12.824  $ 11.590   $ 10.427   $  10.494  $  9.418   $      -  $       -
Accumulation unit value at end of period............  $  13.310  $ 12.824   $ 11.590   $  10.427  $ 10.494   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................          3         3          3           7        25          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $  12.751  $ 11.536   $ 10.389   $  10.466  $  9.402   $  7.438  $   7.332
Accumulation unit value at end of period............  $  13.222  $ 12.751   $ 11.536   $  10.389  $ 10.466   $  9.402  $   7.438
Number of accumulation units outstanding at end of
period (in thousands)...............................         15        21         12          10        12          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period......  $  12.679  $ 11.483   $ 10.351   $  10.438  $  9.386   $  7.433  $   7.328
Accumulation unit value at end of period............  $  13.134  $ 12.679   $ 11.483   $  10.351  $ 10.438   $  9.386  $   7.433
Number of accumulation units outstanding at end of
period (in thousands)...............................          2        (0)        (0)          0         0          1          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period......  $  12.536  $ 11.376   $ 10.275   $  10.382  $  9.355   $  7.423  $   7.318
Accumulation unit value at end of period............  $  12.960  $ 12.536   $ 11.376   $  10.275  $ 10.382   $  9.355  $   7.423
Number of accumulation units outstanding at end of
period (in thousands)...............................         39        30         47          21        17          9          5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period......  $  12.395  $ 11.270   $ 10.200   $  10.327  $  9.324   $  7.413  $   7.309
Accumulation unit value at end of period............  $  12.788  $ 12.395   $ 11.270   $  10.200  $ 10.327   $  9.324  $   7.413
Number of accumulation units outstanding at end of
period (in thousands)...............................         32        29         61          63        69         59         11
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period......  $  13.444  $ 11.500   $ 10.100   $  10.327  $  9.088   $  6.846  $   6.741
Accumulation unit value at end of period............  $  14.061  $ 13.444   $ 11.500   $  10.100  $ 10.327   $  9.088  $   6.846
Number of accumulation units outstanding at end of
period (in thousands)...............................        138       129        270         187        82         48          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period......  $  13.331  $ 11.420   $ 10.044   $  10.285  $  9.065   $      -  $       -
Accumulation unit value at end of period............  $  13.921  $ 13.331   $ 11.420   $  10.044  $ 10.285   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)...............................         14        11         11           6        44          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period......  $  13.255  $ 11.367   $ 10.007   $  10.258  $  9.050   $  6.835  $   6.730
Accumulation unit value at end of period............  $  13.829  $ 13.255   $ 11.367   $  10.007  $ 10.258   $  9.050  $   6.835
Number of accumulation units outstanding at end of
period (in thousands)...............................        102       105         92          87        60         24          -


                                  APP I-183

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.180  $ 11.314   $  9.971  $  10.231  $  9.035   $  6.830  $   6.726
Accumulation unit value at end of period.............  $  13.737  $ 13.180   $ 11.314  $   9.971  $ 10.231   $  9.035  $   6.830
Number of accumulation units outstanding at end of
period (in thousands)................................          9         2          2          4         3          5          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.032  $ 11.209   $  9.898  $  10.176  $  9.005   $  6.821  $   6.717
Accumulation unit value at end of period.............  $  13.555  $ 13.032   $ 11.209  $   9.898  $ 10.176   $  9.005  $   6.821
Number of accumulation units outstanding at end of
period (in thousands)................................        164       156         96         63        48         17          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.885  $ 11.105   $  9.825  $  10.122  $  8.974   $  6.812  $   6.709
Accumulation unit value at end of period.............  $  13.375  $ 12.885   $ 11.105  $   9.825  $ 10.122   $  8.974  $   6.812
Number of accumulation units outstanding at end of
period (in thousands)................................        133       169        214        224       202        159          4
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.742  $ 11.284   $  9.752  $  10.126  $  8.816   $  6.447  $   6.349
Accumulation unit value at end of period.............  $  14.433  $ 13.742   $ 11.284  $   9.752  $ 10.126   $  8.816  $   6.447
Number of accumulation units outstanding at end of
period (in thousands)................................         78        57        197        129        64         32          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.626  $ 11.205   $  9.699  $  10.085  $  8.794   $      -  $       -
Accumulation unit value at end of period.............  $  14.289  $ 13.626   $ 11.205  $   9.699  $ 10.085   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         27        17         12         11        40          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.549  $ 11.153   $  9.663  $  10.058  $  8.780   $  6.437  $   6.339
Accumulation unit value at end of period.............  $  14.194  $ 13.549   $ 11.153  $   9.663  $ 10.058   $  8.780  $   6.437
Number of accumulation units outstanding at end of
period (in thousands)................................        103        88         65         55        44          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.472  $ 11.101   $  9.628  $  10.031  $  8.765   $  6.432  $   6.335
Accumulation unit value at end of period.............  $  14.100  $ 13.472   $ 11.101  $   9.628  $ 10.031   $  8.765  $   6.432
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          1         1          4          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.321  $ 10.998   $  9.557  $   9.978  $  8.736   $  6.424  $   6.327
Accumulation unit value at end of period.............  $  13.913  $ 13.321   $ 10.998  $   9.557  $  9.978   $  8.736  $   6.424
Number of accumulation units outstanding at end of
period (in thousands)................................        145       106        100         76        61         17          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.171  $ 10.896   $  9.487  $   9.925  $  8.707   $  6.415  $   6.319
Accumulation unit value at end of period.............  $  13.729  $ 13.171   $ 10.896  $   9.487  $  9.925   $  8.707  $   6.415
Number of accumulation units outstanding at end of
period (in thousands)................................        121       115        133        131       106        125          7


                                  APP I-184

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.986  $ 11.217   $  9.636  $  10.086  $  8.745   $  6.348  $   6.251
Accumulation unit value at end of period.............  $  14.703  $ 13.986   $ 11.217  $   9.636  $ 10.086   $  8.745  $   6.348
Number of accumulation units outstanding at end of
period (in thousands)................................         41        35         55         40        16          4          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.868  $ 11.139   $  9.583  $  10.046  $  8.723   $      -  $       -
Accumulation unit value at end of period.............  $  14.557  $ 13.868   $ 11.139  $   9.583  $ 10.046   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3         11          3        13          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.789  $ 11.087   $  9.548  $  10.019  $  8.709   $  6.338  $   6.241
Accumulation unit value at end of period.............  $  14.460  $ 13.789   $ 11.087  $   9.548  $ 10.019   $  8.709  $   6.338
Number of accumulation units outstanding at end of
period (in thousands)................................         54        41         27         17        15          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.712  $ 11.036   $  9.513  $   9.993  $  8.694   $  6.334  $   6.237
Accumulation unit value at end of period.............  $  14.364  $ 13.712   $ 11.036  $   9.513  $  9.993   $  8.694  $   6.334
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0         11         9          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.557  $ 10.933   $  9.443  $   9.939  $  8.665   $  6.325  $   6.229
Accumulation unit value at end of period.............  $  14.174  $ 13.557   $ 10.933  $   9.443  $  9.939   $  8.665  $   6.325
Number of accumulation units outstanding at end of
period (in thousands)................................         77        74         56         51        19          5          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.404  $ 10.831   $  9.374  $   9.886  $  8.636   $  6.317  $   6.221
Accumulation unit value at end of period.............  $  13.986  $ 13.404   $ 10.831  $   9.374  $  9.886   $  8.636  $   6.317
Number of accumulation units outstanding at end of
period (in thousands)................................        104        98        101        104        96         78          2
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.967  $ 11.208   $  9.629  $  10.071  $  8.740   $  6.348  $   6.246
Accumulation unit value at end of period.............  $  14.682  $ 13.967   $ 11.208  $   9.629  $ 10.071   $  8.740  $   6.348
Number of accumulation units outstanding at end of
period (in thousands)................................         14         8         17         11         5          3          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.848  $ 11.130   $  9.576  $  10.031  $  8.718   $      -  $       -
Accumulation unit value at end of period.............  $  14.536  $ 13.848   $ 11.130  $   9.576  $ 10.031   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          3          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.770  $ 11.078   $  9.541  $  10.004  $  8.703   $  6.338  $   6.236
Accumulation unit value at end of period.............  $  14.440  $ 13.770   $ 11.078  $   9.541  $ 10.004   $  8.703  $   6.338
Number of accumulation units outstanding at end of
period (in thousands)................................         28        16         11          8         7          0          0


                                  APP I-185

                                                                              YEAR ENDING DECEMBER 31,
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2014       2013       2012       2011        2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  13.692  $ 11.027   $  9.506   $   9.978   $  8.689   $  6.333  $   6.232
Accumulation unit value at end of period...........  $  14.344  $ 13.692   $ 11.027   $   9.506   $  9.978   $  8.689  $   6.333
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           0          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  13.538  $ 10.924   $  9.437   $   9.924   $  8.660   $  6.325  $   6.224
Accumulation unit value at end of period...........  $  14.154  $ 13.538   $ 10.924   $   9.437   $  9.924   $  8.660  $   6.325
Number of accumulation units outstanding at end of
period (in thousands)..............................         78        74         62          51         36         21          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  13.385  $ 10.823   $  9.368   $   9.872   $  8.631   $  6.317  $   6.216
Accumulation unit value at end of period...........  $  13.966  $ 13.385   $ 10.823   $   9.368   $  9.872   $  8.631  $   6.317
Number of accumulation units outstanding at end of
period (in thousands)..............................         14        17         18          16         12         17          0
T. ROWE PRICE RETIREMENT BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  12.737  $ 11.777   $ 10.807   $  10.768   $  9.877   $      -  $       -
Accumulation unit value at end of period...........  $  13.104  $ 12.737   $ 11.777   $  10.807   $ 10.768   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         0          6           2          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  12.629  $ 11.694   $ 10.747   $  10.725   $  9.853   $      -  $       -
Accumulation unit value at end of period...........  $  12.974  $ 12.629   $ 11.694   $  10.747   $ 10.725   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         1          1           1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.....  $  12.557  $ 11.640   $ 10.708   $  10.697   $  9.836   $  8.151  $   8.060
Accumulation unit value at end of period...........  $  12.887  $ 12.557   $ 11.640   $  10.708   $ 10.697   $  9.836  $   8.151
Number of accumulation units outstanding at end of
period (in thousands)..............................          3         3          3           1          1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  12.486  $ 11.586   $ 10.669   $  10.668   $  9.820   $      -  $       -
Accumulation unit value at end of period...........  $  12.802  $ 12.486   $ 11.586   $  10.669   $ 10.668   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -        (0)        (0)         (0)        (0)         -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  12.346  $ 11.478   $ 10.591   $  10.611   $  9.787   $  8.134  $   8.045
Accumulation unit value at end of period...........  $  12.632  $ 12.346   $ 11.478   $  10.591   $ 10.611   $  9.787  $   8.134
Number of accumulation units outstanding at end of
period (in thousands)..............................         10         9         15           0          0          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  12.206  $ 11.371   $ 10.513   $  10.555   $  9.754   $  8.123  $   8.034
Accumulation unit value at end of period...........  $  12.465  $ 12.206   $ 11.371   $  10.513   $ 10.555   $  9.754  $   8.123
Number of accumulation units outstanding at end of
period (in thousands)..............................         13        14         13          17         12         15         12


                                  APP I-186

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  24.036  $ 18.995   $ 16.103  $  18.540  $ 17.173   $      -  $       -
Accumulation unit value at end of period.............  $  21.333  $ 24.036   $ 18.995  $  16.103  $ 18.540   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        54        576        584       496          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.612  $ 18.688   $ 15.866  $  18.295  $ 16.971   $      -  $       -
Accumulation unit value at end of period.............  $  20.925  $ 23.612   $ 18.688  $  15.866  $ 18.295   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        17         19         18        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.789  $  9.340   $  7.937  $   9.162  $  8.507   $      -  $       -
Accumulation unit value at end of period.............  $  10.437  $ 11.789   $  9.340  $   7.937  $  9.162   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26         3          3          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.537  $ 18.666   $ 15.879  $  18.347  $ 17.054   $ 11.487  $  11.516
Accumulation unit value at end of period.............  $  20.818  $ 23.537   $ 18.666  $  15.879  $ 18.347   $ 17.054  $  11.487
Number of accumulation units outstanding at end of
period (in thousands)................................         42        43         64         57        50         33         25
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.557  $  9.184   $  7.828  $   9.063  $  8.441   $  5.697  $   5.712
Accumulation unit value at end of period.............  $  10.201  $ 11.557   $  9.184  $   7.828  $  9.063   $  8.441  $   5.697
Number of accumulation units outstanding at end of
period (in thousands)................................         15        27         21          7         6          2          0
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.987  $ 17.507   $ 14.953  $  17.346  $ 16.188   $ 10.947  $  10.976
Accumulation unit value at end of period.............  $  19.369  $ 21.987   $ 17.507  $  14.953  $ 17.346   $ 16.188  $  10.947
Number of accumulation units outstanding at end of
period (in thousands)................................         26        31         28         29        26         23         17
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.776  $ 16.494   $ 14.314  $  14.736  $ 13.143   $ 11.113  $  11.144
Accumulation unit value at end of period.............  $  16.956  $ 16.776   $ 16.494  $  14.314  $ 14.736   $ 13.143  $  11.113
Number of accumulation units outstanding at end of
period (in thousands)................................         61        38         24         13        13          7          6
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.593  $ 18.308   $ 15.912  $  16.405  $ 14.654   $      -  $       -
Accumulation unit value at end of period.............  $  18.764  $ 18.593   $ 18.308  $  15.912  $ 16.405   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        14         14          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.506  $ 16.269   $ 14.154  $  14.607  $ 13.061   $  7.265  $   7.162
Accumulation unit value at end of period.............  $  16.641  $ 16.506   $ 16.269  $  14.154  $ 14.607   $ 13.061  $   7.265
Number of accumulation units outstanding at end of
period (in thousands)................................         27        19         31         29        18          0          -


                                  APP I-187

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.314  $ 18.069   $ 15.736  $  16.256  $ 14.550   $ 12.345  $  12.382
Accumulation unit value at end of period.............  $  18.445  $ 18.314   $ 18.069  $  15.736  $ 16.256   $ 14.550  $  12.345
Number of accumulation units outstanding at end of
period (in thousands)................................          8         5         10         23         5          0          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.186  $ 16.002   $ 13.964  $  14.454  $ 12.963   $ 11.021  $  11.054
Accumulation unit value at end of period.............  $  16.270  $ 16.186   $ 16.002  $  13.964  $ 14.454   $ 12.963  $  11.021
Number of accumulation units outstanding at end of
period (in thousands)................................         39        36         20         17        13          6          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.768  $ 17.601   $ 15.389  $  15.962  $ 14.344   $ 12.219  $  12.257
Accumulation unit value at end of period.............  $  17.824  $ 17.768   $ 17.601  $  15.389  $ 15.962   $ 14.344  $  12.219
Number of accumulation units outstanding at end of
period (in thousands)................................         98        99        101         73        57         44          6
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  23.707  $ 18.946   $ 15.573  $  17.484  $ 16.703   $      -  $       -
Accumulation unit value at end of period.............  $  22.631  $ 23.707   $ 18.946  $  15.573  $ 17.484   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  23.536  $ 18.838   $ 15.507  $  17.436  $ 16.683   $      -  $       -
Accumulation unit value at end of period.............  $  22.434  $ 23.536   $ 18.838  $  15.507  $ 17.436   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.423  $ 18.766   $ 15.464  $  17.404  $ 16.669   $      -  $       -
Accumulation unit value at end of period.............  $  22.304  $ 23.423   $ 18.766  $  15.464  $ 17.404   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  23.310  $ 18.694   $ 15.420  $  17.373  $ 16.655   $      -  $       -
Accumulation unit value at end of period.............  $  22.175  $ 23.310   $ 18.694  $  15.420  $ 17.373   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  23.086  $ 18.552   $ 15.333  $  17.309  $ 16.628   $      -  $       -
Accumulation unit value at end of period.............  $  21.918  $ 23.086   $ 18.552  $  15.333  $ 17.309   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  22.865  $ 18.411   $ 15.247  $  17.246  $ 16.601   $      -  $       -
Accumulation unit value at end of period.............  $  21.664  $ 22.865   $ 18.411  $  15.247  $ 17.246   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          4          2         0          -          -


                                  APP I-188

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.838  $ 13.774   $ 11.390  $  12.228  $ 11.428   $  8.780  $   8.701
Accumulation unit value at end of period.............  $  17.410  $ 17.838   $ 13.774  $  11.390  $ 12.228   $ 11.428  $   8.780
Number of accumulation units outstanding at end of
period (in thousands)................................         30        31         16         15        25         21         26
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.583  $ 13.597   $ 11.260  $  12.107  $ 11.332   $      -  $       -
Accumulation unit value at end of period.............  $  17.134  $ 17.583   $ 13.597  $  11.260  $ 12.107   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          1          0         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.697  $  8.280   $  6.864  $   7.388  $  6.922   $  5.333  $   5.283
Accumulation unit value at end of period.............  $  10.414  $ 10.697   $  8.280  $   6.864  $  7.388   $  6.922  $   5.333
Number of accumulation units outstanding at end of
period (in thousands)................................         11        10         42         28        23         14          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.247  $ 13.364   $ 11.089  $  11.947  $ 11.205   $  8.639  $   8.562
Accumulation unit value at end of period.............  $  16.774  $ 17.247   $ 13.364  $  11.089  $ 11.947   $ 11.205  $   8.639
Number of accumulation units outstanding at end of
period (in thousands)................................         27        29         27         26        15         13         12
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.487  $  8.142   $  6.770  $   7.308  $  6.868   $  5.305  $   5.258
Accumulation unit value at end of period.............  $  10.179  $ 10.487   $  8.142  $   6.770  $  7.308   $  6.868  $   5.305
Number of accumulation units outstanding at end of
period (in thousands)................................         35        35         25         29        38          9          2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.595  $ 12.911   $ 10.756  $  11.634  $ 10.955   $  8.480  $   8.406
Accumulation unit value at end of period.............  $  16.075  $ 16.595   $ 12.911  $  10.756  $ 11.634   $ 10.955  $   8.480
Number of accumulation units outstanding at end of
period (in thousands)................................         14        15         22         23        29         32          9
THE HARTFORD BALANCED INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.295  $ 11.931   $ 11.243  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.229  $ 13.295   $ 11.931  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.237  $ 11.898   $ 11.223  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.146  $ 13.237   $ 11.898  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.199  $ 11.875   $ 11.209  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.091  $ 13.199   $ 11.875  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-189

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.161  $ 11.853   $ 11.196  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.037  $ 13.161   $ 11.853  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.085  $ 11.808   $ 11.168  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.928  $ 13.085   $ 11.808  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.010  $ 11.764   $ 11.141  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.820  $ 13.010   $ 11.764  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.081  $  9.985   $  8.345  $   9.895  $  8.807   $      -  $       -
Accumulation unit value at end of period.............  $  15.038  $ 14.081   $  9.985  $   8.345  $  9.895   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        13         12         12         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.939  $  9.899   $  8.286  $   9.839  $  8.770   $      -  $       -
Accumulation unit value at end of period.............  $  14.864  $ 13.939   $  9.899  $   8.286  $  9.839   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  28.425  $ 20.206   $ 16.930  $  20.125  $ 17.956   $      -  $       -
Accumulation unit value at end of period.............  $  30.281  $ 28.425   $ 20.206  $  16.930  $ 20.125   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9        12         12          8         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.752  $  9.785   $  8.207  $   9.766  $  8.722   $      -  $       -
Accumulation unit value at end of period.............  $  14.635  $ 13.752   $  9.785  $   8.207  $  9.766   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  28.017  $ 19.975   $ 16.788  $  20.015  $ 17.912   $      -  $       -
Accumulation unit value at end of period.............  $  29.757  $ 28.017   $ 19.975  $  16.788  $ 20.015   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         7          2          5         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.385  $  9.562   $  8.052  $   9.620  $  8.626   $      -  $       -
Accumulation unit value at end of period.............  $  14.188  $ 13.385   $  9.562  $   8.052  $  9.620   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         45        42         43         32        10          -          -


                                  APP I-190

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.762  $  9.731   $  8.109  $   9.586  $  8.506   $  5.959  $   5.893
Accumulation unit value at end of period.............  $  14.739  $ 13.762   $  9.731  $   8.109  $  9.586   $  8.506  $   5.959
Number of accumulation units outstanding at end of
period (in thousands)................................        103       105        117        119        66         32          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.625  $  9.649   $  8.052  $   9.534  $  8.473   $      -  $       -
Accumulation unit value at end of period.............  $  14.571  $ 13.625   $  9.649  $   8.052  $  9.534   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2        21         66         31        30          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.535  $  9.594   $  8.015  $   9.499  $  8.450   $  5.934  $   5.869
Accumulation unit value at end of period.............  $  14.460  $ 13.535   $  9.594  $   8.015  $  9.499   $  8.450  $   5.934
Number of accumulation units outstanding at end of
period (in thousands)................................        116        89         95         76        44         31          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.445  $  9.540   $  7.978  $   9.464  $  8.428   $  5.925  $   5.860
Accumulation unit value at end of period.............  $  14.350  $ 13.445   $  9.540  $   7.978  $  9.464   $  8.428  $   5.925
Number of accumulation units outstanding at end of
period (in thousands)................................         11        16         15         52        46         49          3
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.268  $  9.433   $  7.904  $   9.396  $  8.383   $  5.905  $   5.841
Accumulation unit value at end of period.............  $  14.132  $ 13.268   $  9.433  $   7.904  $  9.396   $  8.383  $   5.905
Number of accumulation units outstanding at end of
period (in thousands)................................        110       131         92         86        78         48          1
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.092  $  9.327   $  7.831  $   9.327  $  8.339   $  5.886  $   5.822
Accumulation unit value at end of period.............  $  13.917  $ 13.092   $  9.327  $   7.831  $  9.327   $  8.339  $   5.886
Number of accumulation units outstanding at end of
period (in thousands)................................        133       141        179        230       244        222         14
THE HARTFORD CHECKS AND BALANCES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.772  $ 12.146   $ 10.751  $  11.106  $ 10.531   $      -  $       -
Accumulation unit value at end of period.............  $  15.930  $ 14.772   $ 12.146  $  10.751  $ 11.106   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         4          7          2         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.687  $ 12.095   $ 10.721  $  11.092  $ 10.528   $      -  $       -
Accumulation unit value at end of period.............  $  15.815  $ 14.687   $ 12.095  $  10.721  $ 11.092   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.631  $ 12.060   $ 10.702  $  11.082  $ 10.526   $      -  $       -
Accumulation unit value at end of period.............  $  15.738  $ 14.631   $ 12.060  $  10.702  $ 11.082   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4         22         20         -          -          -


                                  APP I-191

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.575  $ 12.026   $ 10.682  $  11.073  $ 10.524   $      -  $       -
Accumulation unit value at end of period.............  $  15.662  $ 14.575   $ 12.026  $  10.682  $ 11.073   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.463  $ 11.958   $ 10.643  $  11.054  $ 10.520   $      -  $       -
Accumulation unit value at end of period.............  $  15.511  $ 14.463   $ 11.958  $  10.643  $ 11.054   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         5          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.352  $ 11.890   $ 10.603  $  11.036  $ 10.516   $      -  $       -
Accumulation unit value at end of period.............  $  15.362  $ 14.352   $ 11.890  $  10.603  $ 11.036   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         6          7         10         7          -          -
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.179  $ 12.110   $ 11.123  $  10.988  $  9.995   $      -  $       -
Accumulation unit value at end of period.............  $  12.086  $ 12.179   $ 12.110  $  11.123  $ 10.988   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         16        23         21         12         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.056  $ 12.006   $ 11.044  $  10.926  $  9.953   $      -  $       -
Accumulation unit value at end of period.............  $  11.946  $ 12.056   $ 12.006  $  11.044  $ 10.926   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.445  $ 16.393   $ 15.094  $  14.948  $ 13.631   $      -  $       -
Accumulation unit value at end of period.............  $  16.278  $ 16.445   $ 16.393  $  15.094  $ 14.948   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        34         61         70       100          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.895  $ 11.869   $ 10.939  $  10.844  $  9.899   $      -  $       -
Accumulation unit value at end of period.............  $  11.762  $ 11.895   $ 11.869  $  10.939  $ 10.844   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          3          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.209  $ 16.206   $ 14.967  $  14.867  $ 13.597   $      -  $       -
Accumulation unit value at end of period.............  $  15.997  $ 16.209   $ 16.206  $  14.967  $ 14.867   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8          7          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.577  $ 11.599   $ 10.733  $  10.683  $  9.790   $      -  $       -
Accumulation unit value at end of period.............  $  11.403  $ 11.577   $ 11.599  $  10.733  $ 10.683   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          4          4         3          -          -


                                  APP I-192

                                                                              YEAR ENDING DECEMBER 31,
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2014       2013       2012       2011        2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  12.186  $ 12.081   $ 11.063   $  10.896   $  9.882   $      -  $       -
Accumulation unit value at end of period...........  $  12.124  $ 12.186   $ 12.081   $  11.063   $ 10.896   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          1         2          3           2          2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  12.065  $ 11.979   $ 10.986   $  10.836   $  9.843   $      -  $       -
Accumulation unit value at end of period...........  $  11.985  $ 12.065   $ 11.979   $  10.986   $ 10.836   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         0          0           0          0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.....  $  11.985  $ 11.912   $ 10.935   $  10.797   $  9.817   $  7.847  $   7.758
Accumulation unit value at end of period...........  $  11.894  $ 11.985   $ 11.912   $  10.935   $ 10.797   $  9.817  $   7.847
Number of accumulation units outstanding at end of
period (in thousands)..............................          9        10         17          16         15          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.....  $  11.906  $ 11.845   $ 10.885   $  10.757   $  9.791   $  7.834  $   7.745
Accumulation unit value at end of period...........  $  11.804  $ 11.906   $ 11.845   $  10.885   $ 10.757   $  9.791  $   7.834
Number of accumulation units outstanding at end of
period (in thousands)..............................          -         -          -           -          -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.....  $  11.749  $ 11.712   $ 10.784   $  10.679   $  9.740   $  7.808  $   7.720
Accumulation unit value at end of period...........  $  11.625  $ 11.749   $ 11.712   $  10.784   $ 10.679   $  9.740  $   7.808
Number of accumulation units outstanding at end of
period (in thousands)..............................          8         7         29          20          8          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.....  $  11.594  $ 11.580   $ 10.684   $  10.602   $  9.688   $  7.783  $   7.695
Accumulation unit value at end of period...........  $  11.448  $ 11.594   $ 11.580   $  10.684   $ 10.602   $  9.688  $   7.783
Number of accumulation units outstanding at end of
period (in thousands)..............................         11         9          8          18         36         46          0
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.....  $  14.604  $ 11.210   $  9.972   $   9.933   $  8.858   $      -  $       -
Accumulation unit value at end of period...........  $  16.322  $ 14.604   $ 11.210   $   9.972   $  9.933   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          1         9         41          37         41          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.....  $  14.457  $ 11.113   $  9.901   $   9.031   $  8.066   $      -  $       -
Accumulation unit value at end of period...........  $  16.133  $ 14.457   $ 11.113   $   9.901   $  9.031   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................          -        (0)        (0)         (0)         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.....  $  26.545  $ 20.426   $ 18.216   $  18.190   $ 16.263   $      -  $       -
Accumulation unit value at end of period...........  $  29.594  $ 26.545   $ 20.426   $  18.216   $ 18.190   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)..............................         38        36         36          33          2          -          -


                                  APP I-193

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.263  $ 10.986   $  9.807  $   8.963  $  8.022   $      -  $       -
Accumulation unit value at end of period.............  $  15.885  $ 14.263   $ 10.986  $   9.807  $  8.963   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  26.164  $ 20.193   $ 18.062  $  18.091  $ 16.223   $      -  $       -
Accumulation unit value at end of period.............  $  29.082  $ 26.164   $ 20.193  $  18.062  $ 18.091   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7        10          7          7         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.882  $ 10.736   $  9.622  $   9.657  $  8.677   $      -  $       -
Accumulation unit value at end of period.............  $  15.400  $ 13.882   $ 10.736  $   9.622  $  9.657   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         20        15         23          9         1          -          -
THE HARTFORD EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.876  $ 13.899   $ 12.298  $  11.544  $ 10.885   $      -  $       -
Accumulation unit value at end of period.............  $  19.389  $ 17.876   $ 13.899  $  12.298  $ 11.544   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7          3          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.773  $ 13.840   $ 12.264  $  11.530  $ 10.882   $      -  $       -
Accumulation unit value at end of period.............  $  19.249  $ 17.773   $ 13.840  $  12.264  $ 11.530   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.705  $ 13.801   $ 12.241  $  11.520  $ 10.880   $      -  $       -
Accumulation unit value at end of period.............  $  19.156  $ 17.705   $ 13.801  $  12.241  $ 11.520   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.637  $ 13.761   $ 12.218  $  11.510  $ 10.878   $      -  $       -
Accumulation unit value at end of period.............  $  19.063  $ 17.637   $ 13.761  $  12.218  $ 11.510   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.502  $ 13.683   $ 12.173  $  11.491  $ 10.874   $      -  $       -
Accumulation unit value at end of period.............  $  18.880  $ 17.502   $ 13.683  $  12.173  $ 11.491   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5        10          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.368  $ 13.606   $ 12.129  $  11.471  $ 10.870   $      -  $       -
Accumulation unit value at end of period.............  $  18.698  $ 17.368   $ 13.606  $  12.129  $ 11.471   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         3          9          6         0          -          -


                                  APP I-194

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.138  $ 10.020   $  9.582  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.169  $ 11.138   $ 10.020  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  11.094  $  9.996   $  9.568  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.108  $ 11.094   $  9.996  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.065  $  9.979   $  9.559  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.068  $ 11.065   $  9.979  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  11.036  $  9.963   $  9.550  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.028  $ 11.036   $  9.963  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.978  $  9.930   $  9.531  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.948  $ 10.978   $  9.930  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  10.920  $  9.898   $  9.513  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.868  $ 10.920   $  9.898  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.007  $ 12.374   $ 10.463  $  11.883  $ 10.999   $      -  $       -
Accumulation unit value at end of period.............  $  17.352  $ 17.007   $ 12.374  $  10.463  $ 11.883   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.909  $ 12.321   $ 10.434  $  11.868  $ 10.996   $      -  $       -
Accumulation unit value at end of period.............  $  17.226  $ 16.909   $ 12.321  $  10.434  $ 11.868   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.844  $ 12.286   $ 10.415  $  11.858  $ 10.994   $      -  $       -
Accumulation unit value at end of period.............  $  17.143  $ 16.844   $ 12.286  $  10.415  $ 11.858   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         57        69         71         67        11          -          -


                                  APP I-195

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.780  $ 12.251   $ 10.395  $  11.848  $ 10.992   $      -  $       -
Accumulation unit value at end of period.............  $  17.060  $ 16.780   $ 12.251  $  10.395  $ 11.848   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.651  $ 12.182   $ 10.357  $  11.828  $ 10.988   $      -  $       -
Accumulation unit value at end of period.............  $  16.895  $ 16.651   $ 12.182  $  10.357  $ 11.828   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8         10          8        11          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.524  $ 12.113   $ 10.319  $  11.808  $ 10.984   $      -  $       -
Accumulation unit value at end of period.............  $  16.732  $ 16.524   $ 12.113  $  10.319  $ 11.808   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        12          8          5         0          -          -
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.473  $ 11.255   $  9.797  $  10.289  $  9.042   $      -  $       -
Accumulation unit value at end of period.............  $  13.648  $ 13.473   $ 11.255  $   9.797  $ 10.289   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         14        10         10          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.337  $ 11.158   $  9.727  $  10.231  $  9.005   $      -  $       -
Accumulation unit value at end of period.............  $  13.490  $ 13.337   $ 11.158  $   9.727  $ 10.231   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  23.097  $ 19.343   $ 16.880  $  17.773  $ 15.658   $      -  $       -
Accumulation unit value at end of period.............  $  23.339  $ 23.097   $ 19.343  $  16.880  $ 17.773   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         6          6          3         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.158  $ 11.030   $  9.635  $  10.155  $  8.955   $      -  $       -
Accumulation unit value at end of period.............  $  13.282  $ 13.158   $ 11.030  $   9.635  $ 10.155   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  22.766  $ 19.122   $ 16.738  $  17.676  $ 15.619   $      -  $       -
Accumulation unit value at end of period.............  $  22.935  $ 22.766   $ 19.122  $  16.738  $ 17.676   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         7          6          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.807  $ 10.779   $  9.454  $  10.003  $  8.857   $      -  $       -
Accumulation unit value at end of period.............  $  12.876  $ 12.807   $ 10.779  $   9.454  $ 10.003   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         34        28         34         25        17          -          -


                                  APP I-196

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH ALLOCATION FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.273  $ 11.060   $  9.597  $  10.047  $  8.809   $      -  $       -
Accumulation unit value at end of period.............  $  13.491  $ 13.273   $ 11.060  $   9.597  $ 10.047   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         5          7          3         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.141  $ 10.967   $  9.531  $   9.992  $  8.774   $      -  $       -
Accumulation unit value at end of period.............  $  13.337  $ 13.141   $ 10.967  $   9.531  $  9.992   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         5          4          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.054  $ 10.905   $  9.487  $   9.956  $  8.751   $      -  $       -
Accumulation unit value at end of period.............  $  13.236  $ 13.054   $ 10.905  $   9.487  $  9.956   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         25        21         22          8         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.968  $ 10.844   $  9.443  $   9.920  $  8.727   $  6.816  $   6.691
Accumulation unit value at end of period.............  $  13.135  $ 12.968   $ 10.844  $   9.443  $  9.920   $  8.727  $   6.816
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.797  $ 10.722   $  9.355  $   9.848  $  8.681   $  6.794  $   6.670
Accumulation unit value at end of period.............  $  12.935  $ 12.797   $ 10.722  $   9.355  $  9.848   $  8.681  $   6.794
Number of accumulation units outstanding at end of
period (in thousands)................................         95        83         93         33         9          3          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.628  $ 10.602   $  9.269  $   9.776  $  8.635   $  6.771  $   6.648
Accumulation unit value at end of period.............  $  12.739  $ 12.628   $ 10.602  $   9.269  $  9.776   $  8.635  $   6.771
Number of accumulation units outstanding at end of
period (in thousands)................................         52        48         60         60        70         60          2
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.552  $ 11.596   $  9.228  $  10.231  $  8.778   $      -  $       -
Accumulation unit value at end of period.............  $  17.559  $ 15.552   $ 11.596  $   9.228  $ 10.231   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.395  $ 11.496   $  9.162  $  10.173  $  8.742   $      -  $       -
Accumulation unit value at end of period.............  $  17.356  $ 15.395   $ 11.496  $   9.162  $ 10.173   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  28.208  $ 21.084   $ 16.820  $  18.696  $ 16.081   $      -  $       -
Accumulation unit value at end of period.............  $  31.767  $ 28.208   $ 21.084  $  16.820  $ 18.696   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          1          0         -          -          -


                                  APP I-197

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.189  $ 11.364   $  9.075  $  10.097  $  8.694   $      -  $       -
Accumulation unit value at end of period.............  $  17.088  $ 15.189   $ 11.364  $   9.075  $ 10.097   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  27.803  $ 20.844   $ 16.678  $  18.594  $ 16.042   $      -  $       -
Accumulation unit value at end of period.............  $  31.217  $ 27.803   $ 20.844  $  16.678  $ 18.594   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          4          3         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.784  $ 11.106   $  8.904  $   9.947  $  8.598   $      -  $       -
Accumulation unit value at end of period.............  $  16.566  $ 14.784   $ 11.106  $   8.904  $  9.947   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         4          2          2         1          -          -
THE HARTFORD HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.048  $ 14.265   $ 13.344  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.305  $ 15.048   $ 14.265  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.896  $ 14.142   $ 13.242  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.128  $ 14.896   $ 14.142  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.727  $ 11.145   $ 10.443  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.898  $ 11.727   $ 11.145  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.696  $ 13.980   $ 13.108  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.896  $ 14.696   $ 13.980  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.658  $ 11.112   $ 10.433  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  11.793  $ 11.658   $ 11.112  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.305  $ 13.663   $ 12.845  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.441  $ 14.305   $ 13.663  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -


                                  APP I-198

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.476  $ 13.813   $ 13.059  $  11.611  $ 11.024   $      -  $       -
Accumulation unit value at end of period.............  $  12.484  $ 12.476   $ 13.813  $  13.059  $ 11.611   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          2          3         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.386  $ 13.734   $ 13.003  $  11.579  $ 11.010   $      -  $       -
Accumulation unit value at end of period.............  $  12.375  $ 12.386   $ 13.734  $  13.003  $ 11.579   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.327  $ 13.682   $ 12.967  $  11.558  $ 11.001   $      -  $       -
Accumulation unit value at end of period.............  $  12.303  $ 12.327   $ 13.682  $  12.967  $ 11.558   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          5          4         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.267  $ 13.630   $ 12.930  $  11.537  $ 10.992   $      -  $       -
Accumulation unit value at end of period.............  $  12.232  $ 12.267   $ 13.630  $  12.930  $ 11.537   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.149  $ 13.526   $ 12.857  $  11.495  $ 10.974   $      -  $       -
Accumulation unit value at end of period.............  $  12.090  $ 12.149   $ 13.526  $  12.857  $ 11.495   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         10         7          7          6         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.033  $ 13.423   $ 12.785  $  11.453  $ 10.956   $      -  $       -
Accumulation unit value at end of period.............  $  11.950  $ 12.033   $ 13.423  $  12.785  $ 11.453   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        12         10          8         4          -          -
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.860  $ 10.731   $  9.055  $  10.547  $  9.254   $      -  $       -
Accumulation unit value at end of period.............  $  12.233  $ 12.860   $ 10.731  $   9.055  $ 10.547   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         5          3          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.730  $ 10.639   $  8.991  $  10.487  $  9.215   $      -  $       -
Accumulation unit value at end of period.............  $  12.091  $ 12.730   $ 10.639  $   8.991  $ 10.487   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.668  $ 12.271   $ 10.380  $  12.120  $ 10.837   $      -  $       -
Accumulation unit value at end of period.............  $  13.918  $ 14.668   $ 12.271  $  10.380  $ 12.120   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -


                                  APP I-199

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.559  $ 10.517   $  8.906  $  10.409  $  9.165   $      -  $       -
Accumulation unit value at end of period.............  $  11.905  $ 12.559   $ 10.517  $   8.906  $ 10.409   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.500  $ 12.167   $ 10.323  $  12.089  $ 10.831   $      -  $       -
Accumulation unit value at end of period.............  $  13.717  $ 14.500   $ 12.167  $  10.323  $ 12.089   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          8          6         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.224  $ 10.278   $  8.738  $  10.254  $  9.064   $      -  $       -
Accumulation unit value at end of period.............  $  11.541  $ 12.224   $ 10.278  $   8.738  $ 10.254   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         2          1          1         0          -          -
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.662  $ 10.288   $  9.616  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.399  $ 13.662   $ 10.288  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.603  $ 10.259   $  9.598  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.327  $ 13.603   $ 10.259  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.564  $ 10.240   $  9.587  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.279  $ 13.564   $ 10.240  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.524  $ 10.220   $  9.575  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.232  $ 13.524   $ 10.220  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  13.447  $ 10.182   $  9.552  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.137  $ 13.447   $ 10.182  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.369  $ 10.143   $  9.528  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.043  $ 13.369   $ 10.143  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -


                                  APP I-200

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.095  $ 13.083   $ 11.059  $  12.102  $ 11.188   $      -  $       -
Accumulation unit value at end of period.............  $  19.933  $ 18.095   $ 13.083  $  11.059  $ 12.102   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.991  $ 13.027   $ 11.028  $  12.087  $ 11.185   $      -  $       -
Accumulation unit value at end of period.............  $  19.789  $ 17.991   $ 13.027  $  11.028  $ 12.087   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.922  $ 12.990   $ 11.008  $  12.077  $ 11.183   $      -  $       -
Accumulation unit value at end of period.............  $  19.693  $ 17.922   $ 12.990  $  11.008  $ 12.077   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        13         13         12         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.853  $ 12.953   $ 10.987  $  12.066  $ 11.181   $      -  $       -
Accumulation unit value at end of period.............  $  19.598  $ 17.853   $ 12.953  $  10.987  $ 12.066   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.717  $ 12.880   $ 10.947  $  12.046  $ 11.177   $      -  $       -
Accumulation unit value at end of period.............  $  19.409  $ 17.717   $ 12.880  $  10.947  $ 12.046   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          0          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.581  $ 12.806   $ 10.907  $  12.026  $ 11.173   $      -  $       -
Accumulation unit value at end of period.............  $  19.222  $ 17.581   $ 12.806  $  10.907  $ 12.026   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        13         12          9         3          -          -
THE HARTFORD MIDCAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.257  $ 10.703   $ 10.090  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.282  $ 14.257   $ 10.703  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.196  $ 10.672   $ 10.072  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.193  $ 14.196   $ 10.672  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.155  $ 10.652   $ 10.060  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.134  $ 14.155   $ 10.652  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-201

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.114  $ 10.632   $ 10.047  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.076  $ 14.114   $ 10.632  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.033  $ 10.592   $ 10.023  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.959  $ 14.033   $ 10.592  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.952  $ 10.552   $  9.998  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.843  $ 13.952   $ 10.552  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          0          -         -          -          -
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.268  $ 10.693   $  9.332  $   9.832  $  8.017   $      -  $       -
Accumulation unit value at end of period.............  $  16.176  $ 15.268   $ 10.693  $   9.332  $  9.832   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         4          4         19        21          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.114  $ 10.601   $  9.265  $   9.777  $  7.984   $      -  $       -
Accumulation unit value at end of period.............  $  15.989  $ 15.114   $ 10.601  $   9.265  $  9.777   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  31.084  $ 21.823   $ 19.093  $  20.168  $ 16.485   $      -  $       -
Accumulation unit value at end of period.............  $  32.848  $ 31.084   $ 21.823  $  19.093  $ 20.168   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         7          7          4         3          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.911  $ 10.479   $  9.177  $   9.704  $  7.940   $      -  $       -
Accumulation unit value at end of period.............  $  15.742  $ 14.911   $ 10.479  $   9.177  $  9.704   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  30.637  $ 21.574   $ 18.932  $  20.058  $ 16.445   $      -  $       -
Accumulation unit value at end of period.............  $  32.280  $ 30.637   $ 21.574  $  18.932  $ 20.058   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.514  $ 10.241   $  9.004  $   9.559  $  7.853   $      -  $       -
Accumulation unit value at end of period.............  $  15.261  $ 14.514   $ 10.241  $   9.004  $  9.559   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         9          8          8         4          -          -


                                  APP I-202

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.616  $ 12.931   $ 12.127  $  11.468  $ 10.789   $      -  $       -
Accumulation unit value at end of period.............  $  13.226  $ 12.616   $ 12.931  $  12.127  $ 11.468   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.489  $ 12.820   $ 12.041  $  11.403  $ 10.744   $      -  $       -
Accumulation unit value at end of period.............  $  13.073  $ 12.489   $ 12.820  $  12.041  $ 11.403   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  13.006  $ 13.363   $ 12.564  $  11.911  $ 11.233   $      -  $       -
Accumulation unit value at end of period.............  $  13.600  $ 13.006   $ 13.363  $  12.564  $ 11.911   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.322  $ 12.673   $ 11.927  $  11.318  $ 10.685   $      -  $       -
Accumulation unit value at end of period.............  $  12.872  $ 12.322   $ 12.673  $  11.927  $ 11.318   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.819  $ 13.211   $ 12.458  $  11.846  $ 11.206   $      -  $       -
Accumulation unit value at end of period.............  $  13.365  $ 12.819   $ 13.211  $  12.458  $ 11.846   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         6          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  11.994  $ 12.385   $ 11.702  $  11.149  $ 10.568   $      -  $       -
Accumulation unit value at end of period.............  $  12.479  $ 11.994   $ 12.385  $  11.702  $ 11.149   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         4          7          3         0          -          -
THE HARTFORD TOTAL RETURN BOND FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.804  $ 13.072   $ 12.233  $  11.523  $ 10.820   $      -  $       -
Accumulation unit value at end of period.............  $  13.463  $ 12.804   $ 13.072  $  12.233  $ 11.523   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          1          0         0          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  12.677  $ 12.962   $ 12.148  $  11.460  $ 10.777   $      -  $       -
Accumulation unit value at end of period.............  $  13.309  $ 12.677   $ 12.962  $  12.148  $ 11.460   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.593  $ 12.889   $ 12.092  $  11.418  $ 10.748   $      -  $       -
Accumulation unit value at end of period.............  $  13.208  $ 12.593   $ 12.889  $  12.092  $ 11.418   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          4          2         2          -          -


                                  APP I-203

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  12.510  $ 12.816   $ 12.036  $  11.377  $ 10.720   $      -  $       -
Accumulation unit value at end of period.............  $  13.108  $ 12.510   $ 12.816  $  12.036  $ 11.377   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.345  $ 12.672   $ 11.924  $  11.294  $ 10.663   $      -  $       -
Accumulation unit value at end of period.............  $  12.909  $ 12.345   $ 12.672  $  11.924  $ 11.294   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         7         10          9         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.182  $ 12.530   $ 11.814  $  11.212  $ 10.607   $      -  $       -
Accumulation unit value at end of period.............  $  12.713  $ 12.182   $ 12.530  $  11.814  $ 11.212   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          1         1          -          -
THE HARTFORD VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  13.445  $      -   $      -  $       -  $      -   $      -  $       -(e)
Accumulation unit value at end of period.............  $  13.765  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  13.305  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.606  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $       -  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $       -  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.119  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.396  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $       -  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $       -  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  12.757  $      -   $      -  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.987  $      -   $      -  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-204

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THE PUTNAM FUND FOR GROWTH AND INCOME
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  11.812  $  8.770   $  7.414  $   7.831  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.000  $ 11.812   $  8.770  $   7.414  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.053  $ 10.449   $  8.847  $   9.358  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.443  $ 14.053   $ 10.449  $   8.847  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  11.622  $  8.649   $  7.331  $   7.762  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.758  $ 11.622   $  8.649  $   7.331  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  13.842  $ 10.313   $  8.749  $   9.273  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  15.180  $ 13.842   $ 10.313  $   8.749  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  11.397  $  8.508   $  7.232  $   7.681  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.474  $ 11.397   $  8.508  $   7.232  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  13.430  $ 10.045   $  8.556  $   9.105  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.669  $ 13.430   $ 10.045  $   8.556  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
THORNBURG CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  31.715  $ 22.353   $ 18.493  $  18.327  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  31.591  $ 31.715   $ 22.353  $  18.493  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  31.486  $ 22.225   $ 18.415  $  18.277  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  31.316  $ 31.486   $ 22.225  $  18.415  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  31.335  $ 22.141   $ 18.363  $  18.244  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  31.134  $ 31.335   $ 22.141  $  18.363  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         5          4          0         -          -          -


                                  APP I-205

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  31.184  $ 22.056   $ 18.311  $  18.211  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  30.954  $ 31.184   $ 22.056  $  18.311  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  30.885  $ 21.888   $ 18.208  $  18.145  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  30.595  $ 30.885   $ 21.888  $  18.208  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          4         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  30.589  $ 21.721   $ 18.106  $  18.079  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  30.241  $ 30.589   $ 21.721  $  18.106  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          0         -          -          -
THORNBURG INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  20.998  $ 18.303   $ 15.939  $  18.469  $ 16.310   $      -  $       -
Accumulation unit value at end of period.............  $  19.664  $ 20.998   $ 18.303  $  15.939  $ 18.469   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        33         38         33        26          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  20.847  $ 18.198   $ 15.872  $  18.419  $ 16.290   $      -  $       -
Accumulation unit value at end of period.............  $  19.493  $ 20.847   $ 18.198  $  15.872  $ 18.419   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         3          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  20.746  $ 18.129   $ 15.827  $  18.385  $ 16.277   $      -  $       -
Accumulation unit value at end of period.............  $  19.380  $ 20.746   $ 18.129  $  15.827  $ 18.385   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         6          5          3         9          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  20.646  $ 18.059   $ 15.782  $  18.351  $ 16.264   $      -  $       -
Accumulation unit value at end of period.............  $  19.268  $ 20.646   $ 18.059  $  15.782  $ 18.351   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          3          2         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  20.448  $ 17.922   $ 15.694  $  18.285  $ 16.237   $      -  $       -
Accumulation unit value at end of period.............  $  19.045  $ 20.448   $ 17.922  $  15.694  $ 18.285   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         13        15          8          4         2          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.252  $ 17.785   $ 15.605  $  18.218  $ 16.210   $      -  $       -
Accumulation unit value at end of period.............  $  18.824  $ 20.252   $ 17.785  $  15.605  $ 18.218   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        19         22         19         6          -          -


                                  APP I-206

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
THORNBURG VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  26.831  $ 19.304   $ 17.510  $  20.328  $ 18.700   $      -  $       -
Accumulation unit value at end of period.............  $  29.799  $ 26.831   $ 19.304  $  17.510  $ 20.328   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  26.638  $ 19.194   $ 17.436  $  20.272  $ 18.677   $      -  $       -
Accumulation unit value at end of period.............  $  29.540  $ 26.638   $ 19.194  $  17.436  $ 20.272   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  26.509  $ 19.121   $ 17.387  $  20.236  $ 18.661   $      -  $       -
Accumulation unit value at end of period.............  $  29.369  $ 26.509   $ 19.121  $  17.387  $ 20.236   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  26.382  $ 19.048   $ 17.338  $  20.199  $ 18.646   $      -  $       -
Accumulation unit value at end of period.............  $  29.198  $ 26.382   $ 19.048  $  17.338  $ 20.199   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         19        18         18         19        19          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  26.129  $ 18.903   $ 17.241  $  20.125  $ 18.615   $      -  $       -
Accumulation unit value at end of period.............  $  28.860  $ 26.129   $ 18.903  $  17.241  $ 20.125   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         1          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  25.878  $ 18.759   $ 17.144  $  20.052  $ 18.585   $      -  $       -
Accumulation unit value at end of period.............  $  28.526  $ 25.878   $ 18.759  $  17.144  $ 20.052   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          3          2         1          -          -
TIAA-CREF BOND INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  10.002  $ 10.318   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.521  $ 10.002   $ 10.318  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $   9.973  $ 10.304   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.474  $  9.973   $ 10.304  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $   9.953  $ 10.294   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.443  $  9.953   $ 10.294  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-207

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $   9.933  $ 10.284   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.412  $  9.933   $ 10.284  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $   9.894  $ 10.264   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.350  $  9.894   $ 10.264  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $   9.856  $ 10.244   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  10.289  $  9.856   $ 10.244  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
TIAA-CREF EQUITY INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.816  $ 11.183   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.542  $ 14.816   $ 11.183  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.772  $ 11.167   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.469  $ 14.772   $ 11.167  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.743  $ 11.156   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.420  $ 14.743   $ 11.156  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.714  $ 11.146   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.371  $ 14.714   $ 11.146  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          4         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.657  $ 11.124   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.275  $ 14.657   $ 11.124  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.599  $ 11.103   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.178  $ 14.599   $ 11.103  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-208

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.703  $ 11.108   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.492  $ 14.703   $ 11.108  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         2          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.660  $ 11.092   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.419  $ 14.660   $ 11.092  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.631  $ 11.081   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.370  $ 14.631   $ 11.081  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.602  $ 11.070   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.322  $ 14.602   $ 11.070  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.545  $ 11.049   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.225  $ 14.545   $ 11.049  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.488  $ 11.027   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.129  $ 14.488   $ 11.027  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  14.777  $ 11.249   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.630  $ 14.777   $ 11.249  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.734  $ 11.232   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.556  $ 14.734   $ 11.232  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  14.705  $ 11.221   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.507  $ 14.705   $ 11.221  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-209

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.676  $ 11.211   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.458  $ 14.676   $ 11.211  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  14.618  $ 11.189   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.361  $ 14.618   $ 11.189  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.561  $ 11.167   $ 10.000  $       -  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  16.264  $ 14.561   $ 11.167  $       -  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          -          -         -          -          -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  17.772  $ 13.541   $ 12.023  $  13.146  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.640  $ 17.772   $ 13.541  $  12.023  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  17.670  $ 13.484   $ 11.990  $  13.123  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.498  $ 17.670   $ 13.484  $  11.990  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         3          2          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  17.602  $ 13.445   $ 11.968  $  13.107  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.404  $ 17.602   $ 13.445  $  11.968  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  17.535  $ 13.407   $ 11.946  $  13.092  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.310  $ 17.535   $ 13.407  $  11.946  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         2          1          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  17.400  $ 13.331   $ 11.902  $  13.061  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.124  $ 17.400   $ 13.331  $  11.902  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         5          3          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.267  $ 13.255   $ 11.858  $  13.030  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  18.939  $ 17.267   $ 13.255  $  11.858  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          2          1         -          -          -


                                  APP I-210

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.937  $ 14.154   $ 12.216  $  13.141  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.750  $ 18.937   $ 14.154  $  12.216  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          5         6         17         16         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.666  $ 13.973   $ 12.078  $  13.012  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  20.423  $ 18.666   $ 13.973  $  12.078  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          2          1         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.799  $  9.591   $  8.298  $   8.949  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.990  $ 12.799   $  9.591  $   8.298  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11        10          8         11         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.311  $ 13.735   $ 11.896  $  12.842  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.995  $ 18.311   $ 13.735  $  11.896  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         17        16         14         13         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.548  $  9.431   $  8.184  $   8.853  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.674  $ 12.548   $  9.431  $   8.184  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         4          6          7         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.622  $ 13.271   $ 11.540  $  12.507  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  19.165  $ 17.622   $ 13.271  $  11.540  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        12         15         19         -          -          -
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  30.625  $ 22.896   $ 20.522  $  20.604  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  34.098  $ 30.625   $ 22.896  $  20.522  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         11         5          0          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  30.404  $ 22.765   $ 20.436  $  20.548  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  33.801  $ 30.404   $ 22.765  $  20.436  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  30.258  $ 22.678   $ 20.378  $  20.511  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  33.605  $ 30.258   $ 22.678  $  20.378  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         7          8          7         -          -          -


                                  APP I-211

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  30.113  $ 22.591   $ 20.321  $  20.473  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  33.410  $ 30.113   $ 22.591  $  20.321  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  29.824  $ 22.419   $ 20.206  $  20.399  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  33.023  $ 29.824   $ 22.419  $  20.206  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  29.538  $ 22.249   $ 20.093  $  20.325  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  32.641  $ 29.538   $ 22.249  $  20.093  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          2         2          1          1         -          -          -
VICTORY MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  18.817  $ 14.179   $ 12.313  $  12.505  $ 10.040   $      -  $       -
Accumulation unit value at end of period.............  $  20.577  $ 18.817   $ 14.179  $  12.313  $ 12.505   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          0          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  18.580  $ 14.021   $ 12.194  $  12.403  $  9.973   $      -  $       -
Accumulation unit value at end of period.............  $  20.287  $ 18.580   $ 14.021  $  12.194  $ 12.403   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  30.426  $ 22.983   $ 20.009  $  20.372  $ 16.396   $      -  $       -
Accumulation unit value at end of period.............  $  33.188  $ 30.426   $ 22.983  $  20.009  $ 20.372   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  18.268  $ 13.813   $ 12.038  $  12.268  $  9.884   $      -  $       -
Accumulation unit value at end of period.............  $  19.906  $ 18.268   $ 13.813  $  12.038  $ 12.268   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         28        28         28         29        36          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  29.989  $ 22.721   $ 19.841  $  20.261  $ 16.356   $      -  $       -
Accumulation unit value at end of period.............  $  32.613  $ 29.989   $ 22.721  $  19.841  $ 20.261   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          2          2         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  17.839  $ 13.542   $ 11.849  $  12.124  $  9.807   $      -  $       -
Accumulation unit value at end of period.............  $  19.361  $ 17.839   $ 13.542  $  11.849  $ 12.124   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         6          5          5         6          -          -


                                  APP I-212

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  16.983  $ 12.842   $ 11.507  $  11.432  $  9.454   $      -  $       -
Accumulation unit value at end of period.............  $  17.988  $ 16.983   $ 12.842  $  11.507  $ 11.432   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         33        36         40         28        32          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  16.839  $ 12.752   $ 11.444  $  11.386  $  9.430   $      -  $       -
Accumulation unit value at end of period.............  $  17.809  $ 16.839   $ 12.752  $  11.444  $ 11.386   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         8          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  16.743  $ 12.692   $ 11.402  $  11.356  $  9.414   $  7.139  $   6.968
Accumulation unit value at end of period.............  $  17.690  $ 16.743   $ 12.692  $  11.402  $ 11.356   $  9.414  $   7.139
Number of accumulation units outstanding at end of
period (in thousands)................................         24        15         13         16         9          7          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  16.649  $ 12.633   $ 11.360  $  11.325  $  9.399   $  7.134  $   6.964
Accumulation unit value at end of period.............  $  17.573  $ 16.649   $ 12.633  $  11.360  $ 11.325   $  9.399  $   7.134
Number of accumulation units outstanding at end of
period (in thousands)................................         17        17         22         44        41         25          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  16.461  $ 12.516   $ 11.277  $  11.265  $  9.367   $      -  $       -
Accumulation unit value at end of period.............  $  17.340  $ 16.461   $ 12.516  $  11.277  $ 11.265   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18        20         11          2         5          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  16.275  $ 12.399   $ 11.194  $  11.205  $  9.336   $  7.115  $   6.946
Accumulation unit value at end of period.............  $  17.110  $ 16.275   $ 12.399  $  11.194  $ 11.205   $  9.336  $   7.115
Number of accumulation units outstanding at end of
period (in thousands)................................         30        24         28         20         8          4          -
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  15.866  $ 12.201   $ 11.130  $  12.517  $ 10.454   $      -  $       -
Accumulation unit value at end of period.............  $  16.827  $ 15.866   $ 12.201  $  11.130  $ 12.517   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         23        22         21         41        22          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  15.666  $ 12.065   $ 11.023  $  12.414  $ 10.385   $      -  $       -
Accumulation unit value at end of period.............  $  16.590  $ 15.666   $ 12.065  $  11.023  $ 12.414   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        17         14         13        10          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  10.826  $  8.346   $  7.633  $   8.605  $  7.205   $      -  $       -
Accumulation unit value at end of period.............  $  11.453  $ 10.826   $  8.346  $   7.633  $  8.605   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         15        19         21         22        28          -          -


                                  APP I-213

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  15.403  $ 11.886   $ 10.881  $  12.280  $ 10.292   $      -  $       -
Accumulation unit value at end of period.............  $  16.279  $ 15.403   $ 11.886  $  10.881  $ 12.280   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          8         8         14         18        26          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  10.614  $  8.207   $  7.528  $   8.512  $  7.149   $      -  $       -
Accumulation unit value at end of period.............  $  11.195  $ 10.614   $  8.207  $   7.528  $  8.512   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         12        34         35         29        30          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.890  $ 11.537   $ 10.603  $  12.014  $ 10.110   $      -  $       -
Accumulation unit value at end of period.............  $  15.674  $ 14.890   $ 11.537  $  10.603  $ 12.014   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         26        26         30         38        32          -          -
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  12.692  $ 11.457   $ 10.434  $  10.365  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.678  $ 12.692   $ 11.457  $  10.434  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          4          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  14.723  $ 13.310   $ 12.140  $  12.077  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.684  $ 14.723   $ 13.310  $  12.140  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         0          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  12.484  $ 11.298   $ 10.315  $  10.272  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.439  $ 12.484   $ 11.298  $  10.315  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          6         2          1          2         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  14.502  $ 13.137   $ 12.006  $  11.968  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  14.435  $ 14.502   $ 13.137  $  12.006  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         -          -          0         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  12.239  $ 11.109   $ 10.173  $  10.161  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  12.159  $ 12.239   $ 11.109  $  10.173  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         7          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  14.071  $ 12.797   $ 11.742  $  11.752  $      -   $      -  $       -
Accumulation unit value at end of period.............  $  13.950  $ 14.071   $ 12.797  $  11.742  $      -   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          7         6         12          7         -          -          -


                                  APP I-214

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  22.416  $ 23.128   $ 20.664  $  24.194  $ 19.897   $      -  $       -
Accumulation unit value at end of period.............  $  21.141  $ 22.416   $ 23.128  $  20.664  $ 24.194   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         21        25         20          9         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  22.255  $ 22.996   $ 20.576  $  24.128  $ 19.872   $      -  $       -
Accumulation unit value at end of period.............  $  20.957  $ 22.255   $ 22.996  $  20.576  $ 24.128   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         6          0          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  22.148  $ 22.909   $ 20.518  $  24.084  $ 19.856   $      -  $       -
Accumulation unit value at end of period.............  $  20.836  $ 22.148   $ 22.909  $  20.518  $ 24.084   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          9         8          8          6         8          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  22.041  $ 22.821   $ 20.461  $  24.040  $ 19.840   $      -  $       -
Accumulation unit value at end of period.............  $  20.715  $ 22.041   $ 22.821  $  20.461  $ 24.040   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          3         3          5          3         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  21.830  $ 22.647   $ 20.345  $  23.953  $ 19.807   $      -  $       -
Accumulation unit value at end of period.............  $  20.475  $ 21.830   $ 22.647  $  20.345  $ 23.953   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         18        16         11          5         4          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  21.620  $ 22.475   $ 20.231  $  23.866  $ 19.774   $      -  $       -
Accumulation unit value at end of period.............  $  20.238  $ 21.620   $ 22.475  $  20.231  $ 23.866   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................         48        42         32         22         6          -          -
WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period.......  $  21.196  $ 18.016   $ 16.622  $  14.375  $ 14.019   $      -  $       -
Accumulation unit value at end of period.............  $  24.514  $ 21.196   $ 18.016  $  16.622  $ 14.375   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of period.......  $  21.043  $ 17.913   $ 16.551  $  14.336  $ 14.002   $      -  $       -
Accumulation unit value at end of period.............  $  24.301  $ 21.043   $ 17.913  $  16.551  $ 14.336   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         1          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period.......  $  20.942  $ 17.844   $ 16.505  $  14.310  $ 13.990   $      -  $       -
Accumulation unit value at end of period.............  $  24.160  $ 20.942   $ 17.844  $  16.505  $ 14.310   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -


                                  APP I-215

                                                                               YEAR ENDING DECEMBER 31,
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                              2014       2013       2012      2011       2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period.......  $  20.841  $ 17.776   $ 16.458  $  14.284  $ 13.979   $      -  $       -
Accumulation unit value at end of period.............  $  24.019  $ 20.841   $ 17.776  $  16.458  $ 14.284   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         0          1          1         1          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period.......  $  20.641  $ 17.641   $ 16.366  $  14.232  $ 13.956   $      -  $       -
Accumulation unit value at end of period.............  $  23.741  $ 20.641   $ 17.641  $  16.366  $ 14.232   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          -         -          -          -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period.......  $  20.443  $ 17.506   $ 16.273  $  14.180  $ 13.933   $      -  $       -
Accumulation unit value at end of period.............  $  23.466  $ 20.443   $ 17.506  $  16.273  $ 14.180   $      -  $       -
Number of accumulation units outstanding at end of
period (in thousands)................................          1         2          1          1         1          -          -



(a) Hartford Global Research HLS Fund merged into Hartford Global Growth HLS Fund effective June 23, 2014.



(b) Hartford Growth HLS Fund merged into Hartford Growth Opportunities HLS Fund effective June 23, 2014.



(c) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.



(d) Pioneer Oak Ridge Small Cap Growth Fund merged into Oak Ridge Small Cap Growth Fund effective October 17, 2014.



(e) The Hartford Value Fund merged into The Hartford Value Opportunities Fund effective April 1, 2014.




                                  APP I-216

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS STATE OF CONNECTICUT
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




- Franklin Mutual Shares Fund -- Class A


- Hartford Balanced HLS Fund -- Class IA


- Hartford Capital Appreciation HLS Fund -- Class IA


- Hartford Dividend and Growth HLS Fund -- Class IA


- Hartford MidCap HLS Fund -- Class IA


- Hartford Small Company HLS Fund -- Class IA


- Hartford Stock HLS Fund -- Class IA


- Hartford Total Return Bond HLS Fund -- Class IA


- HIMCO VIT Index Fund -- Class IA


- Invesco American Franchise Fund -- Class A


- Invesco Diversified Dividend Fund -- Investor Class


- Invesco Equity and Income Fund -- Class A


- Invesco Small Cap Growth Fund -- Investor Class


- Janus Global Research Fund -- Class S


- Massachusetts Investors Growth Stock Fund -- Class A


- MFS(R) Core Equity Fund -- Class A


- MFS(R) Mid Cap Growth Fund -- Class A


- MFS(R) Value Fund -- Class A

- Templeton Foreign Fund -- Class A


        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               4
FEE TABLE..........................................................................................................               6
SUMMARY............................................................................................................               9
PERFORMANCE RELATED INFORMATION....................................................................................              11
HARTFORD LIFE INSURANCE COMPANY....................................................................................              12
THE SEPARATE ACCOUNT...............................................................................................              12
THE FUNDS..........................................................................................................              12
GENERAL ACCOUNT OPTION.............................................................................................              16
CONTRACT CHARGES...................................................................................................              16
   Contingent Deferred Sales Charge................................................................................              16
   Annual Maintenance Fee..........................................................................................              17
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              18
   Mortality and Expense Risk and Administrative Charge............................................................              18
   Loan Fees.......................................................................................................              19
   Premium Taxes...................................................................................................              19
   Transfer Fee....................................................................................................              19
   Experience Rating under the Contracts...........................................................................              19
   Negotiated Charges and Fees.....................................................................................              20
   Charges of the Funds............................................................................................              20
   Plan Related Expenses...........................................................................................              20
THE CONTRACTS......................................................................................................              20
   The Contracts Offered...........................................................................................              20
   Assignments.....................................................................................................              20
   Pricing and Crediting of Contributions..........................................................................              20
   May I cancel my certificate?....................................................................................              21
   What is a Surrender Charge Offset?..............................................................................              21
   May I make changes in the amounts of my Contribution?...........................................................              21
   Can you transfer from one Sub-Account to another?...............................................................              21
   What is a Sub-Account Transfer?.................................................................................              21
   What Happens When you Request a Sub-Account Transfer?...........................................................              21
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              22
   Fund Trading Policies...........................................................................................              23
   How are you affected by frequent Sub-Account Transfers?.........................................................              23
   General Account Option Transfers................................................................................              24
   Telephone and Internet Transfers................................................................................              24
   Dollar Cost Averaging...........................................................................................              25
   May I request a loan from my Participant Account?...............................................................              25
   How do I know what my Participant Account is worth?.............................................................              25
   How are the underlying Fund shares valued?......................................................................              26
DEATH BENEFITS.....................................................................................................              26
   Determination of the Beneficiary................................................................................              26
   Death before the Annuity Commencement Date......................................................................              26
   Calculation of the death benefit................................................................................              27
   Death on or after the Annuity Commencement Date.................................................................              27
SETTLEMENT PROVISIONS..............................................................................................              27
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              28
   May I Surrender once Annuity Payouts have started?..............................................................              28
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              28
   What is the minimum amount that I may select for an Annuity Payout?.............................................              28
   How are Contributions made to establish an Annuity Account?.....................................................              29
   Can a Contract be suspended by a Contract Owner?................................................................              29
   Annuity Payout Options..........................................................................................              29
   Systematic Withdrawal Option....................................................................................              30
   How are Variable Annuity Payouts determined?....................................................................              31
MORE INFORMATION...................................................................................................              31
   Can a Contract be modified?.....................................................................................              31
   Can Hartford waive any rights under a Contract?.................................................................              32
   How Contracts Are Sold..........................................................................................              32
   Who is the custodian of the Separate Account's assets?..........................................................              33
   Are there any material legal proceedings affecting the Separate Account?........................................              33
   How may I get additional information?...........................................................................              34
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              35
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under in a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


ANNUAL MAINTENANCE FEE (5)........................................................................$     30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................             1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

      THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.38%      1.22%
----------------------------------------------------------------------------------------------------------------



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                              1 YR.      3 YRS.       5 YRS.      10 YRS.    1 YR.      3 YRS.       5 YRS.       10 YRS.
                            -------    ---------    ---------    ---------  ------     -------     ---------     --------
1.25%.....................  $   743    $   1,155    $   1,572    $   3,096  $  253      $  836     $   1,442     $  3,066
1.05%.....................  $   723    $   1,096    $   1,470    $   2,894  $  233      $  775     $   1,340     $  2,864
0.85%.....................  $   704    $   1,036    $   1,367    $   2,688  $  212      $  713     $   1,237     $  2,658
0.75%.....................  $   694    $   1,006    $   1,315    $   2,583  $  202      $  682     $   1,185     $  2,553
0.65%.....................  $   684    $     976    $   1,263    $   2,478  $  192      $  651     $   1,133     $  2,448
0.50%.....................  $   669    $     931    $   1,185    $   2,317  $  176      $  605     $   1,055     $  2,287
0.35%.....................  $   655    $     886    $   1,106    $   2,155  $  161      $  558     $     976     $  2,125
0.15%.....................  $   635    $     824    $   1,000    $   1,934  $  140      $  495     $     870     $  1,904
0.00%.....................  $   621    $     777    $     920    $   1,765  $  125      $  448     $     790     $  1,735


MORTALITY AND EXPENSE RISK             IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                   YOUR CONTRACT
--------------------------  --------------------------------------------
                             1 YR.     3 YRS.       5 YRS.       10 YRS.
                            ------     -------    ---------     --------
1.25%.....................  $  283     $   866    $   1,472     $  3,096
1.05%.....................  $  263     $   805    $   1,370     $  2,894
0.85%.....................  $  242     $   743    $   1,267     $  2,688
0.75%.....................  $  232     $   712    $   1,215     $  2,583
0.65%.....................  $  222     $   681    $   1,163     $  2,478
0.50%.....................  $  206     $   635    $   1,085     $  2,317
0.35%.....................  $  191     $   588    $   1,006     $  2,155
0.15%.....................  $  170     $   525    $     900     $  1,934
0.00%.....................  $  155     $   478    $     820     $  1,765


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charges at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY

      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.



                                  THE FUNDS

      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

     We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

     Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
---------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares Fund --        Capital appreciation, which may           Franklin Mutual Advisers, LLC
     Class A                             occasionally be short term. The
                                         secondary goal is income.

        FORMERLY MUTUAL SHARES FUND -- CLASS A
---------------------------------------------------------------------------------------------------------------------
   Invesco American Franchise            Seeks long-term capital appreciation.     Invesco Advisers, Inc.
     Fund -- Class A

---------------------------------------------------------------------------------------------------------------------
   Invesco Diversified Dividend          Seeks long-term capital growth with       Invesco Advisers, Inc.
     Fund -- Investor Class              current income as a secondary
                                         objective.

---------------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

---------------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Growth Fund --      Seeks long-term capital growth.           Invesco Advisers, Inc.
     Investor Class

---------------------------------------------------------------------------------------------------------------------
   Janus Global Research Fund --         Seeks long-term growth of capital         Janus Capital Management LLC
     Class S

---------------------------------------------------------------------------------------------------------------------
   Massachusetts Investors Growth        Seeks capital appreciation                MFS Investment Management
     Stock Fund -- Class A

---------------------------------------------------------------------------------------------------------------------
   MFS(R) Core Equity Fund -- Class A    Seeks capital appreciation                MFS Investment Management

---------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Growth Fund --         Seeks capital appreciation                MFS Investment Management
     Class A

---------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Fund -- Class A          Seeks capital appreciation                MFS Investment Management

---------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Fund -- Class A     Long-term capital growth.                 Templeton Global Advisors Limited

---------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
---------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Hartford MidCap HLS Fund --           Seeks long-term growth of capital.        Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital                   Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital         Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IA      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.65% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

      For Example:

           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.


      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.


      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.

      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.

      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract.

The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      -  death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      -  severance from employment with the Employer,

      -  attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................            1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials, including the fees paid to distributors.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of
all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.


      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due

        Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrender or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

      Upon suspension of all other contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.

      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in the Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.

      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:

      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.


      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583

      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

        MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.65%
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of period...........  $ 20.245   $ 15.952  $ 13.992   $ 14.340  $  12.955
Accumulation unit value at end of period.................  $ 21.581   $ 20.245  $ 15.952   $ 13.992  $  14.340
Number of accumulation units outstanding at end of period
   (in thousands)........................................        34         34        36         37         42
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $ 17.419   $ 14.467  $ 12.999   $ 12.845  $  11.530
Accumulation unit value at end of period.................  $ 19.000   $ 17.419  $ 14.467   $ 12.999  $  12.845
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4         5          4          5
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 28.060   $ 20.307  $ 17.272   $ 19.623  $  18.233
Accumulation unit value at end of period.................  $ 29.915   $ 28.060  $ 20.307   $ 17.272  $  19.623
Number of accumulation units outstanding at end of period
   (in thousands)........................................        38         40        44         50         49
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $ 22.554   $ 17.208  $ 15.247   $ 15.147  $  13.467
Accumulation unit value at end of period.................  $ 25.311   $ 22.554  $ 17.208   $ 15.247  $  15.147
Number of accumulation units outstanding at end of period
   (in thousands)........................................        33         37        38         37         38
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period...........  $ 31.225   $ 22.478  $ 18.942   $ 20.705  $  18.744
Accumulation unit value at end of period.................  $ 34.550   $ 31.225  $ 22.478   $ 18.942  $  20.705
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         19        23         27         28

                                                                     YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of period...........  $ 10.200  $  16.586  $ 16.213  $  13.832  $ 12.658
Accumulation unit value at end of period.................  $ 12.955  $  10.200  $ 16.586  $  16.213  $ 13.832
Number of accumulation units outstanding at end of period
   (in thousands)........................................        49         41        43         39        71
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $  8.907  $  13.115  $ 12.379  $  11.255  $ 10.564
Accumulation unit value at end of period.................  $ 11.530  $   8.907  $ 13.115  $  12.379  $ 11.255
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          7        12         12       331
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $      -  $       -  $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $       -  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -         -
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $ 10.872  $  16.196  $ 15.058  $  12.593  $ 11.962
Accumulation unit value at end of period.................  $ 13.467  $  10.872  $ 16.196  $  15.058  $ 12.593
Number of accumulation units outstanding at end of period
   (in thousands)........................................       102         89        93         92       173
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period...........  $      -  $       -  $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $       -  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -         -



                                   APP I-1

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period...........  $ 29.089   $ 20.279  $ 17.651   $ 18.384  $  14.907
Accumulation unit value at end of period.................  $ 30.944   $ 29.089  $ 20.279   $ 17.651  $  18.384
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11         11        12         14         14
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 17.516   $ 13.331  $ 11.731   $ 11.938  $  10.466
Accumulation unit value at end of period.................  $ 19.369   $ 17.516  $ 13.331   $ 11.731  $  11.938
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          1          1
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 16.659   $ 17.000  $ 15.911   $ 14.968  $  14.013
Accumulation unit value at end of period.................  $ 17.525   $ 16.659  $ 17.000   $ 15.911  $  14.968
Number of accumulation units outstanding at end of period
   (in thousands)........................................        33         35        34         36         37
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $ 10.090   $      -  $      -   $      -  $       -
Accumulation unit value at end of period.................  $ 10.939   $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26          -         -          -          -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of period...........  $ 13.858   $ 10.790  $      -   $      -  $       -
Accumulation unit value at end of period.................  $ 14.913   $ 13.858  $      -   $      -  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          9         -          -          -
INVESCO DIVERSIFIED DIVIDEND FUND
Accumulation unit value at beginning of period...........  $ 14.201   $ 11.085  $  9.518   $ 10.296  $       -
Accumulation unit value at end of period.................  $ 15.815   $ 14.201  $ 11.085   $  9.518  $       -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5         2          3          -
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period...........  $ 21.204   $ 17.079  $ 15.229   $ 15.519  $  13.898
Accumulation unit value at end of period.................  $ 22.977   $ 21.204  $ 17.079   $ 15.229  $  15.519
Number of accumulation units outstanding at end of period
   (in thousands)........................................        56         59        59         63         61

                                                                       YEAR ENDING DECEMBER 31,
                                                           -----------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period...........  $ 11.605  $  19.666  $ 17.329  $  15.243  $ 12.679
Accumulation unit value at end of period.................  $ 14.907  $  11.605  $ 19.666  $  17.329  $ 15.243
Number of accumulation units outstanding at end of period
   (in thousands)........................................        61         59        66         97        57
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $  7.443  $  13.174  $ 12.520  $  10.991  $ 10.092
Accumulation unit value at end of period.................  $ 10.466  $   7.443  $ 13.174  $  12.520  $ 10.991
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          4         5          6       177
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 12.264  $  13.363  $ 12.850  $  12.341  $ 12.124
Accumulation unit value at end of period.................  $ 14.013  $  12.264  $ 13.363  $  12.850  $ 12.341
Number of accumulation units outstanding at end of period
   (in thousands)........................................        93         87        79         63       160
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $      -  $       -  $      -  $       -  $      -(a)
Accumulation unit value at end of period.................  $      -  $       -  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -         -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of period...........  $      -  $       -  $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $       -  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -         -
INVESCO DIVERSIFIED DIVIDEND FUND
Accumulation unit value at beginning of period...........  $      -  $       -  $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $       -  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -          -         -          -         -
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period...........  $ 11.326  $  15.156  $ 14.773  $  13.214  $ 12.336
Accumulation unit value at end of period.................  $ 13.898  $  11.326  $ 15.156  $  14.773  $ 13.214
Number of accumulation units outstanding at end of period
   (in thousands)........................................       106        101       103        129       173


                                   APP I-2

                                                                      YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2014       2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...........  $ 18.843   $ 13.555  $ 11.529   $ 11.750  $   9.366
Accumulation unit value at end of period.................  $ 20.156   $ 18.843  $ 13.555   $ 11.529  $  11.750
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          6         6          6          6
JANUS GLOBAL RESEARCH FUND
Accumulation unit value at beginning of period...........  $ 18.023   $ 14.262  $ 12.008   $ 14.062  $  12.113
Accumulation unit value at end of period.................  $ 19.155   $ 18.023  $ 14.262   $ 12.008  $  14.062
Number of accumulation units outstanding at end of period
   (in thousands)........................................         0          0         1          1          1
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period...........  $ 18.204   $ 14.079  $ 12.121   $ 12.040  $  10.614
Accumulation unit value at end of period.................  $ 20.171   $ 18.204  $ 14.079   $ 12.121  $  12.040
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          3         3          2          2
MFS(R) CORE EQUITY FUND
Accumulation unit value at beginning of period...........  $ 14.403   $ 10.806  $  9.330   $  9.496  $   8.164
Accumulation unit value at end of period.................  $ 15.898   $ 14.403  $ 10.806   $  9.330  $   9.496
Number of accumulation units outstanding at end of period
   (in thousands)........................................         5          5         4          2          2
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at beginning of period...........  $ 13.509   $  9.934  $  8.606   $  9.227  $   7.217
Accumulation unit value at end of period.................  $ 14.577   $ 13.509  $  9.934   $  8.606  $   9.227
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13         12        15         16         20
MFS(R) VALUE FUND
Accumulation unit value at beginning of period...........  $ 22.604   $ 16.793  $ 14.554   $ 14.680  $  13.262
Accumulation unit value at end of period.................  $ 24.768   $ 22.604  $ 16.793   $ 14.554  $  14.680
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11         11        13         14         16
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period...........  $ 23.612   $ 18.688  $ 15.866   $ 18.295  $  16.971
Accumulation unit value at end of period.................  $ 20.924   $ 23.612  $ 18.688   $ 15.866  $  18.295
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         17        19         18         21

                                                                     YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2009       2008      2007       2006      2005
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period...........  $  7.012  $  11.523  $ 10.412  $       -  $      -
Accumulation unit value at end of period.................  $  9.366  $   7.012  $ 11.523  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         7          7         8          -         -
JANUS GLOBAL RESEARCH FUND
Accumulation unit value at beginning of period...........  $  7.157  $  13.027  $ 12.038  $  10.362  $  9.833
Accumulation unit value at end of period.................  $ 12.113  $   7.157  $ 13.027  $  12.038  $ 10.362
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          3         4          4         9
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period...........  $  7.604  $  12.140  $ 10.958  $  10.262  $  9.943
Accumulation unit value at end of period.................  $ 10.614  $   7.604  $ 12.140  $  10.958  $ 10.262
Number of accumulation units outstanding at end of period
   (in thousands)........................................        31         22        17         15        18
MFS(R) CORE EQUITY FUND
Accumulation unit value at beginning of period...........  $  6.187  $  10.030  $ 10.000  $       -  $      -
Accumulation unit value at end of period.................  $  8.164  $   6.187  $ 10.030  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2         2          -         -
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at beginning of period...........  $  5.129  $  10.561  $  9.709  $   9.564  $  9.374
Accumulation unit value at end of period.................  $  7.217  $   5.129  $ 10.561  $   9.709  $  9.564
Number of accumulation units outstanding at end of period
   (in thousands)........................................        19         24        26         27        43
MFS(R) VALUE FUND
Accumulation unit value at beginning of period...........  $ 11.080  $  16.608  $ 15.534  $  12.957  $ 12.277
Accumulation unit value at end of period.................  $ 13.262  $  11.080  $ 16.608  $  15.534  $ 12.957
Number of accumulation units outstanding at end of period
   (in thousands)........................................        17         18        19         23        89
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period...........  $ 11.408  $  21.299  $ 18.285  $  15.346  $ 13.961
Accumulation unit value at end of period.................  $ 16.971  $  11.408  $ 21.299  $  18.285  $ 15.346
Number of accumulation units outstanding at end of period
   (in thousands)........................................        96         88       100        123        53



(a) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.




                                   APP I-3

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post-December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3572-16) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                    PREMIERSOLUTIONS STATE OF CONNECTICUT

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS CHICAGO PUBLIC SCHOOLS
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under Premier Solutions a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




- AB Discovery Value Fund -- Class A


- AllianzGI NFJ International Value Fund -- Class A


- American Century Equity Income Fund -- Investor Class


- American Century Prime Money Market Fund -- Class A


- American Funds Capital World Growth and Income Fund(SM) -- Class R3


- American Funds The Growth Fund of America(R) -- Class R3


- American Funds The Income Fund of America(R) -- Class R3


- Baron Small Cap Fund -- Retail Shares


- Calvert Equity Portfolio -- Class A


- Davis New York Venture Fund -- Class A


- Dreyfus Midcap Index Fund, Inc.


- Dreyfus Smallcap Stock Index Fund


- Eaton Vance Income Fund of Boston -- Class A


- Federated Short-Term Income Fund -- Service Shares


- Fidelity Advisor(R) Leveraged Company Stock Fund -- Class T


- Fidelity Advisor(R) Value Strategies Fund -- Class T


- Franklin Balance Sheet Investment Fund -- Class A


- Goldman Sachs Small/Mid Cap Growth Fund -- Class A


- Hartford Capital Appreciation HLS Fund -- Class IA


- Hartford Dividend and Growth HLS Fund -- Class IA


- Hartford International Opportunities HLS Fund -- Class IA


- Hartford MidCap HLS Fund -- Class IA


- Hartford Stock HLS Fund -- Class IA


- Hartford Total Return Bond HLS Fund -- Class IA


- Hartford Ultrashort Bond HLS Fund -- Class IA


- HIMCO VIT Index Fund -- Class IA


- Invesco Equity and Income Fund -- Class A


- Invesco Real Estate Fund -- Class A


- Invesco Small Cap Value Fund -- Class A


- Invesco Technology Fund -- Investor Class


- Invesco Value Opportunities Fund -- Class A


- Janus Balanced Fund -- Class S


- Janus Forty Fund -- Class S


- Janus Overseas Fund -- Class S


- John Hancock Small Cap Equity Fund -- Class A


- Keeley Small Cap Value Fund -- Class A


- Lord Abbett Value Opportunities Fund -- Class A


- Massachusetts Investors Growth Stock Fund -- Class A


- MFS(R) Government Securities Fund -- Class R3


- Oppenheimer International Bond Fund -- Class A


- PIMCO Real Return Fund -- Class A


- PIMCO Total Return Fund -- Class A


- Putnam International Equity Fund -- Class A


- The Oakmark International Small Cap Fund -- Class I


- Thornburg International Value Fund -- Class R3


- Victory Munder Mid-Cap Core Growth Fund -- Class A


- Victory Special Value Fund -- Class A


- Wells Fargo Advantage Emerging Markets Equity Fund -- Class A

        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               4
FEE TABLE..........................................................................................................               6
SUMMARY............................................................................................................               9
PERFORMANCE RELATED INFORMATION....................................................................................              11
HARTFORD LIFE INSURANCE COMPANY....................................................................................              12
THE SEPARATE ACCOUNT...............................................................................................              12
THE FUNDS..........................................................................................................              13
GENERAL ACCOUNT OPTION.............................................................................................              18
CONTRACT CHARGES...................................................................................................              18
   Contingent Deferred Sales Charge................................................................................              18
   Annual Maintenance Fee..........................................................................................              19
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              20
   Mortality and Expense Risk and Administrative Charge............................................................              20
   Loan Fees.......................................................................................................              21
   Premium Taxes...................................................................................................              21
   Transfer Fee....................................................................................................              21
   Experience Rating under the Contracts...........................................................................              21
   Negotiated Charges and Fees.....................................................................................              22
   Charges of the Funds............................................................................................              22
   Plan Related Expenses...........................................................................................              22
THE CONTRACTS......................................................................................................              22
   The Contracts Offered...........................................................................................              22
   Assignments.....................................................................................................              22
   Pricing and Crediting of Contributions..........................................................................              22
   May I cancel my certificate?....................................................................................              23
   What is a Surrender Charge Offset?..............................................................................              23
   May I make changes in the amounts of my Contribution?...........................................................              23
   Can you transfer from one Sub-Account to another?...............................................................              23
   What is a Sub-Account Transfer?.................................................................................              23
   What Happens When you Request a Sub-Account Transfer?...........................................................              23
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              24
   Fund Trading Policies...........................................................................................              25
   How are you affected by frequent Sub-Account Transfers?.........................................................              25
   General Account Option Transfers................................................................................              26
   Telephone and Internet Transfers................................................................................              26
   Dollar Cost Averaging...........................................................................................              27
   May I request a loan from my Participant Account?...............................................................              27
   How do I know what my Participant Account is worth?.............................................................              27
   How are the underlying Fund shares valued?......................................................................              28
DEATH BENEFITS.....................................................................................................              28
   Determination of the Beneficiary................................................................................              28
   Death before the Annuity Commencement Date......................................................................              28
   Calculation of the death benefit................................................................................              29
   Death on or after the Annuity Commencement Date.................................................................              29
SETTLEMENT PROVISIONS..............................................................................................              29
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              30
   May I Surrender once Annuity Payouts have started?..............................................................              30
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              30
   What is the minimum amount that I may select for an Annuity Payout?.............................................              30
   How are Contributions made to establish an Annuity Account?.....................................................              31
   Can a Contract be suspended by a Contract Owner?................................................................              31
   Annuity Payout Options..........................................................................................              31
   Systematic Withdrawal Option....................................................................................              32
   How are Variable Annuity Payouts determined?....................................................................              32
MORE INFORMATION...................................................................................................              33
   Can a Contract be modified?.....................................................................................              33
   Can Hartford waive any rights under a Contract?.................................................................              33
   How Contracts Are Sold..........................................................................................              34
   Who is the custodian of the Separate Account's assets?..........................................................              35
   Are there any material legal proceedings affecting the Separate Account?........................................              35
   How may I get additional information?...........................................................................              35
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              36
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


ANNUAL MAINTENANCE FEE (5).................................................................   $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)
   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................            1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

      THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum     Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.38%       1.67%
----------------------------------------------------------------------------------------------------------------



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                  IF YOU SURRENDER YOUR CONTRACT              IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK         AT THE END OF THE APPLICABLE                    OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                   TIME PERIOD                               TIME PERIOD
--------------------------  ------------------------------------------  ---------------------------------------
                             1 YR.     3 YRS.      5 YRS.     10 YRS.    1 YR.   3 YRS.     5 YRS.      10 YRS.
                            ------    --------    --------   --------   ------   -------   --------    --------
1.25%.....................  $  786    $  1,288    $  1,797   $  3,536   $  299    $  973   $  1,669    $  3,506
1.05%.....................  $  767    $  1,229    $  1,698   $  3,343   $  279    $  913   $  1,568    $  3,313
0.85%.....................  $  747    $  1,170    $  1,597   $  3,146   $  258    $  851   $  1,468    $  3,116
0.75%.....................  $  738    $  1,140    $  1,546   $  3,046   $  248    $  821   $  1,417    $  3,016
0.65%.....................  $  728    $  1,111    $  1,495   $  2,945   $  238    $  790   $  1,366    $  2,915
0.50%.....................  $  713    $  1,066    $  1,418   $  2,791   $  222    $  744   $  1,289    $  2,761
0.35%.....................  $  699    $  1,021    $  1,341   $  2,636   $  207    $  698   $  1,211    $  2,606
0.15%.....................  $  679    $    961    $  1,237   $  2,424   $  187    $  636   $  1,107    $  2,394
0.00%.....................  $  665    $    916    $  1,158   $  2,263   $  171    $  589   $  1,029    $  2,233


MORTALITY AND EXPENSE RISK            IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                  YOUR CONTRACT
--------------------------  ------------------------------------------
                             1 YR.     3 YRS.      5 YRS.     10 YRS.
                            ------    --------    --------   ---------
1.25%.....................  $  329    $  1,003    $  1,699   $   3,536
1.05%.....................  $  309    $    943    $  1,598   $   3,343
0.85%.....................  $  288    $    881    $  1,498   $   3,146
0.75%.....................  $  278    $    851    $  1,447   $   3,046
0.65%.....................  $  268    $    820    $  1,396   $   2,945
0.50%.....................  $  252    $    774    $  1,319   $   2,791
0.35%.....................  $  237    $    728    $  1,241   $   2,636
0.15%.....................  $  217    $    666    $  1,137   $   2,424
0.00%.....................  $  201    $    619    $  1,059   $   2,263


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charges at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                  MORTALITY AND
                                                                                                                EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                          ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   -----------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less premium taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve any life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.




                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS


      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.


      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

      Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

      Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
-----------------------------------------------------------------------------------------------------------------------
   AB Discovery Value Fund --            Long-term growth of capital               ABIS - AllianceBernstein Investor
     Class A                                                                       Services, Inc.

        FORMERLY ALLIANCEBERNSTEIN DISCOVERY VALUE FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
   AllianzGI NFJ International Value     Seeks long-term growth of capital and     Allianz Global Investors Fund
     Fund -- Class A                     income                                    Management LLC
                                                                                   Sub-advised by NFJ Investment
                                                                                   Group (NFJ)

-----------------------------------------------------------------------------------------------------------------------
   American Century Equity Income        The fund seeks current income. Capital    American Century Investment
     Fund -- Investor Class              appreciation is a secondary objective     Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
   American Century Prime Money          The fund seeks to earn the highest        American Century Investment
     Market Fund -- Class A +            level of current income while             Management, Inc.
                                         preserving the value of your
                                         investment

-----------------------------------------------------------------------------------------------------------------------
   American Funds Capital World          Seeks to provide long-term growth of      Capital Research and Management
     Growth and Income Fund(SM) --       capital while providing current income.   Company
     Class R3

-----------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.       Capital Research and Management
     of America(R) -- Class R3                                                     Company

-----------------------------------------------------------------------------------------------------------------------
   American Funds The Income Fund        Seeks to provide current income while     Capital Research and Management
     of America(R) -- Class R3           secondarily striving for capital growth.  Company

-----------------------------------------------------------------------------------------------------------------------
   Baron Small Cap Fund -- Retail        Seeks capital appreciation through        BAMCO, Inc.
     Shares                              investments primarily in securities of
                                         small-sized companies

-----------------------------------------------------------------------------------------------------------------------
   Calvert Equity Portfolio -- Class A   Seeks growth of capital through           Calvert Investment Management Inc.
                                         investment in stocks of issuers in        Sub-advised by Atlanta Capital
                                         industries believed to offer              Management Company, LLC.
                                         opportunities for potential capital
                                         appreciation and which meet the
                                         Fund's investment criteria including
                                         financial, sustainability and social
                                         responsibility factors

-----------------------------------------------------------------------------------------------------------------------
   Davis New York Venture Fund --        Long-term growth of capital               Davis Selected Advisers, L.P.
     Class A                                                                       Sub-advised by Davis Selected
                                                                                   Advisers - NY, Inc.

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Midcap Index Fund, Inc.       The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) MidCap 400 Index.

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 6/1/2014.
-----------------------------------------------------------------------------------------------------------------------
   Dreyfus Smallcap Stock Index Fund     The fund seeks to match the               The Dreyfus Corporation
                                         performance of the Standard &
                                         Poor's(R) SmallCap 600 Index.

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Income Fund of            To provide a high level of current        Boston Management & Research
     Boston -- Class A                   income

-----------------------------------------------------------------------------------------------------------------------
   Federated Short-Term Income           To provide current income                 Federated Investment Management
     Fund -- Service Shares                                                        Company

-----------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Leveraged         Seeks capital appreciation                Fidelity Management & Research
     Company Stock Fund -- Class T                                                 Company

-----------------------------------------------------------------------------------------------------------------------
   Fidelity Advisor(R) Value Strategies  Seeks capital appreciation                Fidelity Management & Research
     Fund -- Class T                                                               Company

-----------------------------------------------------------------------------------------------------------------------
   Franklin Balance Sheet Investment     High total return, of which capital       Franklin Advisory Services, LLC
     Fund -- Class A                     appreciation and income are
                                         components.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Small/Mid Cap           Seeks long-term growth of capital.        Goldman Sachs Asset Management,
     Growth Fund -- Class A                                                        L.P.

-----------------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Invesco Real Estate Fund -- Class A   Seeks total return through capital        Invesco Advisers, Inc.
                                         growth and current income.

-----------------------------------------------------------------------------------------------------------------------
   Invesco Small Cap Value Fund --       Seeks long-term capital growth.           Invesco Advisers, Inc.
     Class A

-----------------------------------------------------------------------------------------------------------------------
   Invesco Technology Fund --            Seeks long-term capital growth.           Invesco Advisers, Inc.
     Investor Class

-----------------------------------------------------------------------------------------------------------------------
   Invesco Value Opportunities           Total return through growth of capital    Invesco Advisers, Inc.
     Fund -- Class A                     and total income.

-----------------------------------------------------------------------------------------------------------------------
   Janus Balanced Fund -- Class S        Seeks long-term capital growth,           Janus Capital Management LLC
                                         consistent with preservation of capital
                                         and balanced by current income

-----------------------------------------------------------------------------------------------------------------------
   Janus Forty Fund -- Class S           Seeks long-term growth of capital         Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------------
   Janus Overseas Fund -- Class S        Seeks long-term growth of capital         Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------------
   John Hancock Small Cap Equity         Seeks capital appreciation                John Hancock Advisers, LLC
     Fund -- Class A                                                               Sub-advised by John Hancock Asset
                                                                                   Management

-----------------------------------------------------------------------------------------------------------------------
   Keeley Small Cap Value Fund --        Seeks long-term capital appreciation      Keeley Investment Corp.
     Class A                             through investments in small
                                         capitalization companies that we
                                         believe are undervalued. Companies
                                         generally have a market capitalization
                                         below $3.5 billion at the time of
                                         purchase.

-----------------------------------------------------------------------------------------------------------------------
   Lord Abbett Value Opportunities       Seeks long-term capital appreciation.     Lord, Abbett & Co. LLC
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
   Massachusetts Investors Growth        Seeks capital appreciation                MFS Investment Management
     Stock Fund -- Class A

------------------------------------------------------------------------------------------------------------------------
   MFS(R) Government Securities          Seeks total return with an emphasis on    MFS Investment Management
     Fund -- Class R3                    current income, but also considering
                                         capital appreciation

------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Bond        Seeks total return                        OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

------------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Fund --             Seeks maximum real return, consistent     Pacific Investment Management
     Class A                             with preservation of capital and          Company LLC
                                         prudent investment management

------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Fund --            Seeks maximum total return,               Pacific Investment Management
     Class A                             consistent with preservation of capital   Company LLC
                                         and prudent investment management

------------------------------------------------------------------------------------------------------------------------
   Putnam International Equity           Capital appreciation                      Putnam Investment Management,
     Fund -- Class A                                                               LLC
                                                                                   Sub-advised by Putnam Advisory
                                                                                   Company, LLC

------------------------------------------------------------------------------------------------------------------------
   The Oakmark International Small       Seeks long-term capital appreciation      Harris Associates L.P.
     Cap Fund -- Class I

------------------------------------------------------------------------------------------------------------------------
   Thornburg International Value         Long-term capital appreciation            Thornburg Investment Management,
     Fund -- Class R3                                                              Inc.

------------------------------------------------------------------------------------------------------------------------
   Victory Munder Mid-Cap Core           Provide long-term capital appreciation.   Victory Capital Management Inc.
     Growth Fund -- Class A

------------------------------------------------------------------------------------------------------------------------
   Victory Special Value Fund --         Long-term growth of capital and           Victory Capital Management Inc.
     Class A                             dividend income

------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Emerging        Seeks long-term capital appreciation      Wells Fargo Funds Management, LLC
     Markets Equity Fund -- Class A                                                Sub-advised by Wells Capital
                                                                                   Management, Inc.

------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital.        Hartford Funds Management
     Opportunities HLS Fund --                                                     Company, LLC
     Class IA                                                                      Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------
   Hartford MidCap HLS Fund --           Seeks long-term growth of capital.        Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital         Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IA      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


      For Example:


           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.



           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.



      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.



      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.


      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      -  death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      -  severance from employment with the Employer,

      -  attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................           1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to Valuation Days while we try to obtain complete information. If we cannot obtain the information within Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.


      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.



      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the

Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our administrative offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT -- Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT. FOR CONTRACTS PURCHASED IN ILLINOIS, THE BENEFICIARY(IES) WILL RECEIVE THE VALUE OF YOUR PARTICIPANT ACCOUNT (LESS ANY APPLICABLE PREMIUM TAXES NOT ALREADY DEDUCTED) AS OF THE DATE WE RECEIVE DUE PROOF OF DEATH AT OUR ADMINISTRATIVE OFFICES.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time after the termination of Contributions but before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").



      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.


      Upon suspension of all other contracts, Hartford will not accept future contributions.


ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity Payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.


      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                            PAGE
-------------------------------------------------------------------------------------------------------------      -----
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

        MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2014      2013       2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period...........  $ 22.388  $  18.807  $ 16.925  $  16.398  $ 14.526
Accumulation unit value at end of period.................  $ 25.092  $  22.388  $ 18.807  $  16.925  $ 16.398
Number of accumulation units outstanding at end of period
   (in thousands)........................................        33         46        52         65        91
FEDERATED SHORT-TERM INCOME FUND
Accumulation unit value at beginning of period...........  $ 13.368  $  13.394  $ 13.048  $  12.831  $ 12.407
Accumulation unit value at end of period.................  $ 13.420  $  13.368  $ 13.394  $  13.048  $ 12.831
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9          9        13         14        24
FIDELITY(R) ADVISOR VALUE STRATEGIES FUND
Accumulation unit value at beginning of period...........  $ 24.237  $  18.741  $ 14.880  $  16.544  $ 13.180
Accumulation unit value at end of period.................  $ 25.590  $  24.237  $ 18.741  $  14.880  $ 16.544
Number of accumulation units outstanding at end of period
   (in thousands)........................................        13         14        16         20        27
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of period...........  $ 25.829  $  18.973  $ 16.464  $  17.644  $ 14.530
Accumulation unit value at end of period.................  $ 25.926  $  25.829  $ 18.973  $  16.464  $ 17.644
Number of accumulation units outstanding at end of period
   (in thousands)........................................       123         34        40         50        67
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 29.078  $  20.981  $ 17.792  $  20.153  $ 17.359
Accumulation unit value at end of period.................  $ 31.093  $  29.078  $ 20.981  $  17.792  $ 20.153
Number of accumulation units outstanding at end of period
   (in thousands)........................................       462         59        64         81       107

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2009      2008       2007      2006       2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period...........  $ 12.988  $ 16.303   $ 16.072  $  13.502  $ 13.224
Accumulation unit value at end of period.................  $ 14.526  $ 12.988   $ 16.303  $  16.072  $ 13.502
Number of accumulation units outstanding at end of period
   (in thousands)........................................       193       188        193        192       158
FEDERATED SHORT-TERM INCOME FUND
Accumulation unit value at beginning of period...........  $ 11.263  $ 11.468   $ 11.056  $  10.610  $ 10.416
Accumulation unit value at end of period.................  $ 12.407  $ 11.263   $ 11.468  $  11.056  $ 10.610
Number of accumulation units outstanding at end of period
   (in thousands)........................................        43        13         12         13        13
FIDELITY(R) ADVISOR VALUE STRATEGIES FUND
Accumulation unit value at beginning of period...........  $  8.350  $ 17.231   $ 16.450  $  14.277  $ 14.018
Accumulation unit value at end of period.................  $ 13.180  $  8.350   $ 17.231  $  16.450  $ 14.277
Number of accumulation units outstanding at end of period
   (in thousands)........................................        59        44         43         37        45
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of period...........  $ 11.894  $ 18.653   $ 19.369  $  16.705  $ 15.116
Accumulation unit value at end of period.................  $ 14.530  $ 11.894   $ 18.653  $  19.369  $ 16.705
Number of accumulation units outstanding at end of period
   (in thousands)........................................       161       155        165        161       136
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 11.959  $ 22.058   $ 18.947  $  16.304  $ 14.160
Accumulation unit value at end of period.................  $ 17.359  $ 11.959   $ 22.058  $  18.947  $ 16.304
Number of accumulation units outstanding at end of period
   (in thousands)........................................       258       243        247        206       162



                                   APP I-1

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2014      2013       2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period...........  $ 32.357  $  23.224  $ 19.512  $  21.264  $ 17.285
Accumulation unit value at end of period.................  $ 35.911  $  32.357  $ 23.224  $  19.512  $ 21.264
Number of accumulation units outstanding at end of period
   (in thousands)........................................       569        549        57         66        83
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 18.151  $  13.773  $ 12.084  $  12.260  $ 10.717
Accumulation unit value at end of period.................  $ 20.132  $  18.151  $ 13.773  $  12.084  $ 12.260
Number of accumulation units outstanding at end of period
   (in thousands)........................................       132         22        26         28        35
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 17.263  $  17.563  $ 16.390  $  15.372  $ 14.348
Accumulation unit value at end of period.................  $ 18.215  $  17.263  $ 17.563  $  16.390  $ 15.372
Number of accumulation units outstanding at end of period
   (in thousands)........................................       494        355        48         64        85
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 11.402  $  11.442  $ 11.482  $  11.522  $ 11.563
Accumulation unit value at end of period.................  $ 11.373  $  11.402  $ 11.442  $  11.482  $ 11.522
Number of accumulation units outstanding at end of period
   (in thousands)........................................       140        128       155        189       220
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period...........  $ 21.973  $  17.646  $ 15.687  $  15.938  $ 14.230
Accumulation unit value at end of period.................  $ 23.882  $  21.973  $ 17.646  $  15.687  $ 15.938
Number of accumulation units outstanding at end of period
   (in thousands)........................................       370        177       130        152       190
INVESCO TECHNOLOGY FUND
Accumulation unit value at beginning of period...........  $ 13.672  $  10.997  $  9.969  $  10.339  $  8.583
Accumulation unit value at end of period.................  $ 15.094  $  13.672  $ 10.997  $   9.969  $ 10.339
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12          2         2          4         9
INVESCO VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period...........  $ 14.247  $  10.789  $  9.200  $  10.281  $      -
Accumulation unit value at end of period.................  $ 15.135  $  14.247  $ 10.789  $   9.200  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        40         47        50         66         -

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2009      2008       2007      2006       2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period...........  $ 13.245  $ 20.551   $ 17.887  $  16.063  $ 13.803
Accumulation unit value at end of period.................  $ 17.285  $ 13.245   $ 20.551  $  17.887  $ 16.063
Number of accumulation units outstanding at end of period
   (in thousands)........................................       187       181        180        164       140
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $  7.598  $ 13.408   $ 12.705  $  11.120  $ 10.180
Accumulation unit value at end of period.................  $ 10.717  $  7.598   $ 13.408  $  12.705  $ 11.120
Number of accumulation units outstanding at end of period
   (in thousands)........................................       109        92        102         99       115
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 12.519  $ 13.600   $ 13.039  $  12.485  $ 12.229
Accumulation unit value at end of period.................  $ 14.348  $ 12.519   $ 13.600  $  13.039  $ 12.485
Number of accumulation units outstanding at end of period
   (in thousands)........................................       205       200        154        116        89
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 11.596  $ 11.393   $ 10.894  $  10.441  $ 10.188
Accumulation unit value at end of period.................  $ 11.563  $ 11.596   $ 11.393  $  10.894  $ 10.441
Number of accumulation units outstanding at end of period
   (in thousands)........................................       241       265        253        154        50
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of period...........  $ 11.562  $ 15.426   $ 14.991  $  13.368  $ 12.443
Accumulation unit value at end of period.................  $ 14.230  $ 11.562   $ 15.426  $  14.991  $ 13.368
Number of accumulation units outstanding at end of period
   (in thousands)........................................       416       400        426        375       259
INVESCO TECHNOLOGY FUND
Accumulation unit value at beginning of period...........  $  5.447  $  9.858   $  9.214  $   8.406  $  8.285
Accumulation unit value at end of period.................  $  8.583  $  5.447   $  9.858  $   9.214  $  8.406
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15        12          9          7         3
INVESCO VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of period...........  $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         -          -          -         -


                                   APP I-2

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2014      2013       2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period...........  $ 19.850  $  14.041  $ 12.420  $  13.493  $ 10.175
Accumulation unit value at end of period.................  $ 19.020  $  19.850  $ 14.041  $  12.420  $ 13.493
Number of accumulation units outstanding at end of period
   (in thousands)........................................        30         16        18         23        30
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period...........  $ 18.865  $  14.546  $ 12.485  $  12.365  $ 10.867
Accumulation unit value at end of period.................  $ 20.965  $  18.865  $ 14.546  $  12.485  $ 12.365
Number of accumulation units outstanding at end of period
   (in thousands)........................................       139        149        32         39        54
PUTNAM INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period...........  $ 19.274  $  15.118  $ 12.463  $  14.807  $ 13.497
Accumulation unit value at end of period.................  $ 17.896  $  19.274  $ 15.118  $  12.463  $ 14.807
Number of accumulation units outstanding at end of period
   (in thousands)........................................        26         29        33         40        56
THE OAKMARK INTERNATIONAL SMALL CAP FUND
Accumulation unit value at beginning of period...........  $ 37.243  $  29.272  $ 24.812  $  29.797  $ 24.603
Accumulation unit value at end of period.................  $ 34.249  $  37.243  $ 29.272  $  24.812  $ 29.797
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         18        19         32        42

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2009      2008       2007      2006       2005
------------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period...........  $  6.900  $ 12.438   $ 12.305  $  11.557  $ 10.716
Accumulation unit value at end of period.................  $ 10.175  $  6.900   $ 12.438  $  12.305  $ 11.557
Number of accumulation units outstanding at end of period
   (in thousands)........................................        56        43         42         41        39
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period...........  $  7.762  $ 12.356   $ 11.120  $  10.382  $ 10.029
Accumulation unit value at end of period.................  $ 10.867  $  7.762   $ 12.356  $  11.120  $ 10.382
Number of accumulation units outstanding at end of period
   (in thousands)........................................       100        95         98         95        88
PUTNAM INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period...........  $ 10.812  $ 19.670   $ 18.209  $  14.249  $ 12.702
Accumulation unit value at end of period.................  $ 13.497  $ 10.812   $ 19.670  $  18.209  $ 14.249
Number of accumulation units outstanding at end of period
   (in thousands)........................................       133       129        134        110        88
THE OAKMARK INTERNATIONAL SMALL CAP FUND
Accumulation unit value at beginning of period...........  $ 14.744  $ 27.253   $ 29.834  $  22.193  $ 18.366
Accumulation unit value at end of period.................  $ 24.603  $ 14.744   $ 27.253  $  29.834  $ 22.193
Number of accumulation units outstanding at end of period
   (in thousands)........................................        79        68         76         75        65



                                   APP I-3

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144 1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3573-17) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                   PREMIERSOLUTIONS CHICAGO PUBLIC SCHOOLS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd + 1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
PREMIERSOLUTIONS NEW JERSEY
INSTITUTIONS OF HIGHER EDUCATION
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:


- American Century Equity Income Fund -- Class A


- American Century Prime Money Market Fund -- Class A


- Franklin Small-Mid Cap Growth Fund -- Class A


- Hartford Dividend and Growth HLS Fund -- Class IA


- Hartford MidCap HLS Fund -- Class IA


- Hartford Small Company HLS Fund -- Class IA


- Hartford Total Return Bond HLS Fund -- Class IA


- Hartford Ultrashort Bond HLS Fund -- Class IA


- HIMCO VIT Index Fund -- Class IA


- Invesco Equity and Income Fund -- Class A


- Massachusetts Investors Growth Stock Fund -- Class A


- Templeton Foreign Fund -- Class A



        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

       This Prospectus and the Statement of Additional Information can also be obtained from the SEC website (http://www.sec.gov).

       This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               4
FEE TABLE..........................................................................................................               6
SUMMARY............................................................................................................               9
PERFORMANCE RELATED INFORMATION....................................................................................              11
HARTFORD LIFE INSURANCE COMPANY....................................................................................              12
THE SEPARATE ACCOUNT...............................................................................................              12
THE FUNDS..........................................................................................................              13
GENERAL ACCOUNT OPTION.............................................................................................              16
CONTRACT CHARGES...................................................................................................              16
   Contingent Deferred Sales Charge................................................................................              16
   Annual Maintenance Fee..........................................................................................              17
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              17
   Mortality and Expense Risk and Administrative Charge............................................................              18
   Loan Fees.......................................................................................................              19
   Premium Taxes...................................................................................................              19
   Transfer Fee....................................................................................................              19
   Experience Rating under the Contracts...........................................................................              19
   Negotiated Charges and Fees.....................................................................................              20
   Charges of the Funds............................................................................................              20
   Plan Related Expenses...........................................................................................              20
THE CONTRACTS......................................................................................................              20
   The Contracts Offered...........................................................................................              20
   Assignments.....................................................................................................              20
   Pricing and Crediting of Contributions..........................................................................              20
   May I cancel my certificate?....................................................................................              20
   What is a Surrender Charge Offset?..............................................................................              21
   May I make changes in the amounts of my Contribution?...........................................................              21
   Can you transfer from one Sub-Account to another?...............................................................              21
   What is a Sub-Account Transfer?.................................................................................              21
   What Happens When you Request a Sub-Account Transfer?...........................................................              21
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              22
   Fund Trading Policies...........................................................................................              22
   How are you affected by frequent Sub-Account Transfers?.........................................................              23
   General Account Option Transfers................................................................................              24
   Telephone and Internet Transfers................................................................................              24
   Dollar Cost Averaging...........................................................................................              24
   May I request a loan from my Participant Account?...............................................................              25
   How do I know what my Participant Account is worth?.............................................................              25
   How are the underlying Fund shares valued?......................................................................              26
DEATH BENEFITS.....................................................................................................              26
   Determination of the Beneficiary................................................................................              26
   Death before the Annuity Commencement Date......................................................................              26
   Calculation of the death benefit................................................................................              27
   Death on or after the Annuity Commencement Date.................................................................              27
SETTLEMENT PROVISIONS..............................................................................................              27
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              28
   May I Surrender once Annuity Payouts have started?..............................................................              28
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              28
   What is the minimum amount that I may select for an Annuity Payout?.............................................              28
   How are Contributions made to establish an Annuity Account?.....................................................              28
   Can a Contract be suspended by a Contract Owner?................................................................              28
   Annuity Payout Options..........................................................................................              29
   Systematic Withdrawal Option....................................................................................              30
   How are Variable Annuity Payouts determined?....................................................................              30
MORE INFORMATION...................................................................................................              31
   Can a Contract be modified?.....................................................................................              31
   Can Hartford waive any rights under a Contract?.................................................................              31
   How Contracts Are Sold..........................................................................................              31
   Who is the custodian of the Separate Account's assets?..........................................................              33
   Are there any material legal proceedings affecting the Separate Account?........................................              33
   How may I get additional information?...........................................................................              33
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              34
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

ANNUAL MAINTENANCE FEE (5).................................................................   $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)
   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%

   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................            1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

      THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.38%       1.18%
-----------------------------------------------------------------------------------------------------------------



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                  IF YOU SURRENDER YOUR CONTRACT               IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK         AT THE END OF THE APPLICABLE                     OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                   TIME PERIOD                                TIME PERIOD
--------------------------  ------------------------------------------  ---------------------------------------
                             1 YR.     3 YRS.      5 YRS.      10 YRS.   1 YR.    3 YRS.    5 YRS.      10 YRS.
                            ------    --------    --------    --------  ------    ------   ---------   --------
1.25%.....................  $  739    $  1,143    $  1,552    $  3,056  $  249    $  824   $  1,422    $  3,026
1.05%.....................  $  719    $  1,084    $  1,449    $  2,853  $  229    $  762   $  1,320    $  2,823
0.85%.....................  $  700    $  1,024    $  1,346    $  2,646  $  208    $  701   $  1,216    $  2,616
0.75%.....................  $  690    $    994    $  1,294    $  2,541  $  198    $  670   $  1,165    $  2,511
0.65%.....................  $  680    $    964    $  1,242    $  2,435  $  188    $  639   $  1,113    $  2,405
0.50%.....................  $  666    $    919    $  1,164    $  2,274  $  172    $  592   $  1,034    $  2,244
0.35%.....................  $  651    $    874    $  1,085    $  2,111  $  157    $  545   $    955    $  2,081
0.15%.....................  $  632    $    812    $    978    $  1,889  $  136    $  483   $    849    $  1,859
0.00%.....................  $  617    $    765    $    898    $  1,720  $  121    $  436   $    769    $  1,690


MORTALITY AND EXPENSE RISK           IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                 YOUR CONTRACT
--------------------------  ---------------------------------------
                             1 YR.    3 YRS.     5 YRS.     10 YRS.
                            -------   ------    --------   --------
1.25%.....................   $  279   $  854    $  1,452   $  3,056
1.05%.....................   $  259   $  792    $  1,350   $  2,853
0.85%.....................   $  238   $  731    $  1,246   $  2,646
0.75%.....................   $  228   $  700    $  1,195   $  2,541
0.65%.....................   $  218   $  669    $  1,143   $  2,435
0.50%.....................   $  202   $  622    $  1,064   $  2,274
0.35%.....................   $  187   $  575    $    985   $  2,111
0.15%.....................   $  166   $  513    $    879   $  1,889
0.00%.....................   $  151   $  466    $    799   $  1,720


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                              CONTINGENT DEFERRED
                                                                                                                 SALES CHARGE
                                                                                                                 AS A PERCENT
                                                                                                                OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                                                                        ACCOUNT
----------------------------------------------------------------------------------------------------------   ---------------------
During the First Year.....................................................................................            5%
During the Second Year....................................................................................            4%
During the Third Year.....................................................................................            3%
During the Fourth Year....................................................................................            2%
During the Fifth Year.....................................................................................            1%
During the Sixth Year and thereafter......................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------    ---------------------
$0 to $3,499,999.99......................................................................................            1.25%
$3,500,000.00 to $4,999,999.99...........................................................................            1.05%
$5,000,000.00 to $24,999,999.99..........................................................................            0.85%
$25,000,000.00 to $34,999,999.99.........................................................................            0.75%
$35,000,000.00 to $49,999,999.99.........................................................................            0.65%
$50,000,000.00 to $69,999,999.99.........................................................................            0.50%
$70,000,000.00 to $84,999,999.99.........................................................................            0.35%
$85,000,000.00 to $99,999,999.99.........................................................................            0.15%
$100,000,000.00 and over.................................................................................            0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITy where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception, into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.




                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS


      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.


      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

      Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

      Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
---------------------------------------------------------------------------------------------------------------------
   American Century Equity Income        The fund seeks current income. Capital    American Century Investment
     Fund -- Class A                     appreciation is a secondary objective     Management, Inc.

---------------------------------------------------------------------------------------------------------------------
   American Century Prime Money          The fund seeks to earn the highest        American Century Investment
     Market Fund -- Class A+             level of current income while             Management, Inc.
                                         preserving the value of your
                                         investment

---------------------------------------------------------------------------------------------------------------------
   Franklin Small-Mid Cap Growth         Seeks long-term capital growth            Franklin Advisers, Inc.
     Fund -- Class A

---------------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income Fund --     Seeks current income and secondly         Invesco Advisers, Inc.
     Class A                             capital appreciation.

---------------------------------------------------------------------------------------------------------------------
   Massachusetts Investors Growth        Seeks capital appreciation                MFS Investment Management
     Stock Fund -- Class A

---------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Fund -- Class A     Long-term capital growth.                 Templeton Global Advisors Limited

---------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
---------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford MidCap HLS Fund --           Seeks long-term growth of capital.        Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital                   Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IA      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.65% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


      For Example:


           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.



           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.



      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.

      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.




                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                              CONTINGENT DEFERRED
                                                                                                                 SALES CHARGE
                                                                                                                AS A PERCENTAGE
                                                                                                                OF PARTICIPANT
                                                                                                                 ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                      SURRENDERED
----------------------------------------------------------------------------------------------------------   --------------------
During the First Year.....................................................................................            5%
During the Second Year....................................................................................            4%
During the Third Year.....................................................................................            3%
During the Fourth Year....................................................................................            2%
During the Fifth Year.....................................................................................            1%
During the Sixth Year and thereafter......................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      -  death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      -  severance from employment with the Employer,

      -  attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................           1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.



      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort

Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is repaid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").



      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payout. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.


      Upon suspension of all other contracts, Hartford will not accept future contributions.


ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYMENTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.

      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.


      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                            PAGE
-------------------------------------------------------------------------------------------------------------      -----
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                    YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 13.893   $ 13.063(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 15.514   $ 13.893     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................     1,598      1,447            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 22.202(a)  $ 20.060  $  19.515  $ 18.537(b)
Accumulation unit value at end of period..........  $      -   $ 24.802     $ 22.202  $  20.060  $ 19.515
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        956          928        916       787
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 13.905
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 14.834(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         5
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 12.502   $ 15.779  $ 15.658   $ 13.918(c)  $      -
Accumulation unit value at end of period..........  $ 13.905   $ 12.502  $ 15.779   $ 15.658     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        74         64        73         74            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $ 14.830     $ 14.635
Accumulation unit value at end of period..........  $      -   $      -  $      -   $ 15.608(c)  $ 14.830
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -        100          148



                                   APP I-1

                                                                    YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 11.926   $ 10.009(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 12.779   $ 11.926     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       457        454            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $  9.511(a)  $  8.629  $   9.118  $ 11.440(b)
Accumulation unit value at end of period..........  $      -   $ 11.016     $  9.511  $   8.629  $  9.118
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        440          424        454       434
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 12.188
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 13.904(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         7
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 21.973   $ 20.050(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 23.882   $ 21.973     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       370        177            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 17.360(a)  $ 15.456  $  15.727  $ 14.808(b)
Accumulation unit value at end of period..........  $      -   $ 19.713     $ 17.360  $  15.456  $ 15.727
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        322          318        323       289

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  8.568   $ 15.002  $ 13.522   $ 12.660(c)  $      -
Accumulation unit value at end of period..........  $ 12.188   $  8.568  $ 15.002   $ 13.522     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        22         14        11         14            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $ 12.331     $ 11.250
Accumulation unit value at end of period..........  $      -   $      -  $      -   $ 12.320(c)  $ 12.331
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -         62           72
INVESCO EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -


                                   APP I-2

                                                                    YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 13.898
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 14.617(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -        60
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 18.865   $ 16.383(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 20.965   $ 18.865     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       139        149            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 10.011(a)  $  8.606  $   8.536  $  7.896(b)
Accumulation unit value at end of period..........  $      -   $ 11.269     $ 10.011  $   8.606  $  8.536
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        244          210        176       169
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 10.614
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 11.141(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.326   $ 15.156  $ 14.773   $ 13.499(c)  $      -
Accumulation unit value at end of period..........  $ 13.898   $ 11.326  $ 15.156   $ 14.773     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       106        101       103        129            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $ 13.232     $ 12.377
Accumulation unit value at end of period..........  $      -   $      -  $      -   $ 13.504(c)  $ 13.232
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -        193          220
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $  7.604   $ 12.140  $ 10.958   $ 10.085(c)  $      -
Accumulation unit value at end of period..........  $ 10.614   $  7.604  $ 12.140   $ 10.958     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        31         22        17         15            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $  9.226     $  8.957
Accumulation unit value at end of period..........  $      -   $      -  $      -   $  9.057(c)  $  9.226
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -         19           87


                                   APP I-3

                                                                    YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 15.399   $ 13.246(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 13.687   $ 15.399     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       825        839            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 18.995(a)  $ 16.103  $  18.540  $ 18.071(b)
Accumulation unit value at end of period..........  $      -   $ 20.694     $ 18.995  $  16.103  $ 18.540
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        599          576        584       496
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 16.971
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 17.838(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -        21
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 15.850   $ 13.994(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 17.841   $ 15.850     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       995        938            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 17.175(a)  $ 15.195  $  15.073  $ 14.096(b)
Accumulation unit value at end of period..........  $      -   $ 19.922     $ 17.175  $  15.195  $ 15.073
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        841          832        876       827

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.408   $ 21.299  $ 18.285   $ 16.211(c)  $      -
Accumulation unit value at end of period..........  $ 16.971   $ 11.408  $ 21.299   $ 18.285     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        96         88       100        123            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $ 15.544     $ 14.170
Accumulation unit value at end of period..........  $      -   $      -  $      -   $ 16.404(c)  $ 15.544
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -        113          100
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -


                                   APP I-4

                                                                    YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 13.467
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 14.170(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -        40
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 32.357   $ 27.642(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 35.911   $ 32.357     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       569        549            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 21.764(a)  $ 18.313  $  19.987  $ 18.153(b)
Accumulation unit value at end of period..........  $      -   $ 25.889     $ 21.764  $  18.313  $ 19.987
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        645          625        612       585
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 16.882
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 18.811(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -        28
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 10.872   $ 16.196  $ 15.058   $ 13.297(c)  $      -
Accumulation unit value at end of period..........  $ 13.467   $ 10.872  $ 16.196   $ 15.058     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       102         89        93         92            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $  3.090     $  2.941
Accumulation unit value at end of period..........  $      -   $      -  $      -   $  3.259(c)  $  3.090
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -        773        1,045
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 12.975   $ 20.192  $ 17.627   $ 16.265(c)  $      -
Accumulation unit value at end of period..........  $ 16.882   $ 12.975  $ 20.192   $ 17.627     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        99         94       106        132            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $ 14.928     $ 12.892
Accumulation unit value at end of period..........  $      -   $      -  $      -   $ 15.277(c)  $ 14.928
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -         30          150


                                   APP I-5

                                                                    YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 12.155   $ 10.025(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 12.968   $ 12.155     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       382        388            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $  3.088(a)  $  2.683  $   2.791  $  2.485(b)
Accumulation unit value at end of period..........  $      -   $  3.662     $  3.088  $   2.683  $  2.791
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -      1,239        1,251      1,153     1,003
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 14.907
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 16.377(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -        14
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 17.263   $ 17.462(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 18.215   $ 17.263     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       494        355            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 19.155(a)  $ 17.901  $  16.816  $ 16.994(b)
Accumulation unit value at end of period..........  $      -   $ 19.032     $ 19.155  $  17.901  $ 16.816
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -        533          514        609     1,015

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.605   $ 19.666  $ 17.329   $ 16.048(c)  $      -
Accumulation unit value at end of period..........  $ 14.907   $ 11.605  $ 19.666   $ 17.329     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        61         59        66         97            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $  2.253     $  1.878
Accumulation unit value at end of period..........  $      -   $      -  $      -   $  2.369(c)  $  2.253
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -         92          684
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -


                                   APP I-6

                                                                    YEAR ENDING DECEMBER 31,
                                                    --------------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 14.013
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 15.132(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -        39
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 11.402   $ 11.425(a)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 11.373   $ 11.402     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       140        128            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $ 11.706(a)  $ 11.765  $  11.823  $ 11.836(b)
Accumulation unit value at end of period..........  $      -   $ 11.681     $ 11.706  $  11.765  $ 11.823
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -         39           45        136       139
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $ 11.298
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $ 11.240(b)
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         2
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 12.264   $ 13.363  $ 12.850   $ 12.212(c)  $      -
Accumulation unit value at end of period..........  $ 14.013   $ 12.264  $ 13.363   $ 12.850     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................        93         87        79         63            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $  7.141     $  7.029
Accumulation unit value at end of period..........  $      -   $      -  $      -   $  7.059(c)  $  7.141
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -        297          395
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $ 11.364   $ 11.199  $ 10.741   $ 10.518(c)  $      -
Accumulation unit value at end of period..........  $ 11.298   $ 11.364  $ 11.199   $ 10.741     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       104        101        96          2            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $  3.464     $  3.397
Accumulation unit value at end of period..........  $      -   $      -  $      -   $  3.525(c)  $  3.464
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -        176           62


                                   APP I-7

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2014       2013         2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------------
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $ 10.090   $      -(d)  $      -  $       -  $      -
Accumulation unit value at end of period..........  $ 10.946   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................       481          -            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -     $      -  $       -  $      -
Accumulation unit value at end of period..........  $      -   $      -     $      -  $       -  $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -            -          -         -

                                                                  YEAR ENDING DECEMBER 31,
                                                    -----------------------------------------------------
SUB-ACCOUNT                                           2009       2008      2007       2006         2005
------------------------------------------------------------------------------------------------------------------------------------
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.35%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.50%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.65%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
   CHARGE -- 0.85%
Accumulation unit value at beginning of period....  $      -   $      -  $      -   $      -     $      -
Accumulation unit value at end of period..........  $      -   $      -  $      -   $      -     $      -
Number of accumulation units outstanding at end of
   period (in thousands)..........................         -          -         -          -            -


(a) Effective after the close of business of the New York Stock Exchange on June 1, 2013, the Mortality and Expense Risk and Administrative Charge was reduced from 0.50% to 0.35% annually.

(b) Effective after the close of business of the New York Stock Exchange on October 15, 2010, the Mortality and Expense Risk and Administrative Charge was reduced from 0.65% to 0.50% annually.

(c) Effective after the close of business of the New York Stock Exchange on July 6, 2006, the Mortality and Expense Risk and Administrative Charge was reduced from 0.85% to 0.65% annually.

(d) Hartford Index HLS Fund merged into HIMCO VIT Index Fund effective October 20, 2014.



                                   APP I-8

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-4899-15) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

        PREMIERSOLUTIONS NEW JERSEY INSTITUTIONS OF HIGHER EDUCATION

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
STATE OF IOWA RETIREMENT INVESTORS
CLUB 403(b)
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY



       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.


       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:




- American Century Growth Fund -- Investor Class


- American Century Prime Money Market Fund -- Class A


- American Century Small Cap Value Fund -- Class INV


- American Funds Capital World Growth and Income Fund(SM) -- Class R4


- American Funds EuroPacific Growth Fund(R) -- Class R4


- American Funds The Growth Fund of America(R) -- Class R4


- Artisan Mid Cap Value Fund -- Investor Class


- Baron Small Cap Fund -- Retail Shares


- BlackRock LifePath(R) 2020 Fund -- Institutional Shares


- BlackRock LifePath(R) 2030 Fund -- Institutional Shares


- BlackRock LifePath(R) 2040 Fund -- Institutional Shares


- BlackRock LifePath(R) 2050 Fund -- Institutional Shares


- BlackRock LifePath(R) Retirement Fund -- Institutional Shares


- Dreyfus International Stock Index Fund


- Eaton Vance Large-Cap Value Fund -- Class A


- Goldman Sachs Government Income Fund -- Class A


- Goldman Sachs High Yield Fund -- Class A


- Hartford Capital Appreciation HLS Fund -- Class IA


- Hartford Dividend and Growth HLS Fund -- Class IA


- Hartford Total Return Bond HLS Fund -- Class IA


- Hartford Ultrashort Bond HLS Fund -- Class IA


- Invesco International Growth Fund -- Class A


- Invesco Real Estate Fund -- Class R5


- Janus Overseas Fund -- Class S


- MFS(R) International Growth Fund -- Class R3


- MFS(R) International Value Fund -- Class R3


- Neuberger Berman Socially Responsive Fund -- Trust Class


- Oppenheimer Developing Markets Fund -- Class Y


- Oppenheimer International Growth Fund -- Class A


- PIMCO Real Return Fund -- Class Admin


- PIMCO Total Return Fund -- Class Admin


- RS Value Fund -- Class A


- The Oakmark Equity and Income Fund -- Class I


- Vanguard 500 Index Fund -- Admiral(TM) Shares


- Vanguard Mid-Cap Index Fund -- Admiral(TM) Shares


- Vanguard Mid-Cap Index Fund -- Investor Shares


- Vanguard Small-Cap Index Fund -- Admiral(TM) Shares


- Vanguard Small-Cap Index Fund -- Investor Shares


- Vanguard Total Bond Market Index Fund -- Admiral(TM) Shares


- Vanguard Total Bond Market Index Fund -- Investor Shares


- Vanguard Total Stock Market Index Fund -- Admiral(TM) Shares


- Vanguard Total Stock Market Index Fund -- Investor Shares


- Victory Munder Mid-Cap Core Growth Fund -- Class Y

        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1 800 528 9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2015
Statement of Additional Information Dated: May 1, 2015

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------     ------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               4
FEE TABLE..........................................................................................................               6
SUMMARY............................................................................................................              10
PERFORMANCE RELATED INFORMATION....................................................................................              12
HARTFORD LIFE INSURANCE COMPANY....................................................................................              13
THE SEPARATE ACCOUNT...............................................................................................              13
THE FUNDS..........................................................................................................              14
GENERAL ACCOUNT OPTION.............................................................................................              19
CONTRACT CHARGES...................................................................................................              19
   Contingent Deferred Sales Charge................................................................................              19
   Annual Maintenance Fee..........................................................................................              20
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?..........              20
   Mortality and Expense Risk and Administrative Charge............................................................              21
   Loan Fees.......................................................................................................              22
   Premium Taxes...................................................................................................              22
   Transfer Fee....................................................................................................              22
   Experience Rating under the Contracts...........................................................................              22
   Negotiated Charges and Fees.....................................................................................              23
   Charges of the Funds............................................................................................              23
   Plan Related Expenses...........................................................................................              23
THE CONTRACTS......................................................................................................              23
   The Contracts Offered...........................................................................................              23
   Assignments.....................................................................................................              23
   Pricing and Crediting of Contributions..........................................................................              23
   May I cancel my certificate?....................................................................................              23
   What is a Surrender Charge Offset?..............................................................................              24
   May I make changes in the amounts of my Contribution?...........................................................              24
   Can you transfer from one Sub-Account to another?...............................................................              24
   What is a Sub-Account Transfer?.................................................................................              24
   What Happens When you Request a Sub-Account Transfer?...........................................................              24
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              25
   Fund Trading Policies...........................................................................................              25
   How are you affected by frequent Sub-Account Transfers?.........................................................              26
   General Account Option Transfers................................................................................              27
   Telephone and Internet Transfers................................................................................              27
   Dollar Cost Averaging...........................................................................................              28
   May I request a loan from my Participant Account?...............................................................              28
   How do I know what my Participant Account is worth?.............................................................              28
   How are the underlying Fund shares valued?......................................................................              29
DEATH BENEFITS.....................................................................................................              29
   Determination of the Beneficiary................................................................................              29
   Death before the Annuity Commencement Date......................................................................              29
   Calculation of the death benefit................................................................................              30
   Death on or after the Annuity Commencement Date.................................................................              30
SETTLEMENT PROVISIONS..............................................................................................              30
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              31
   May I Surrender once Annuity Payouts have started?..............................................................              31
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              31
   What is the minimum amount that I may select for an Annuity Payout?.............................................              31
   How are Contributions made to establish an Annuity Account?.....................................................              31
   Can a Contract be suspended by a Contract Owner?................................................................              31
   Annuity Payout Options..........................................................................................              32
   Systematic Withdrawal Option....................................................................................              33
   How are Variable Annuity Payouts determined?....................................................................              33
MORE INFORMATION...................................................................................................              34
   Can a Contract be modified?.....................................................................................              34
   Can Hartford waive any rights under a Contract?.................................................................              34
   How Contracts Are Sold..........................................................................................              34
   Who is the custodian of the Separate Account's assets?..........................................................              36
   Are there any material legal proceedings affecting the Separate Account?........................................              36
   How may I get additional information?...........................................................................              36
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................              37
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-5085.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.......................................................................................        5%
     During Second Year......................................................................................        4%
     During Third Year.......................................................................................        3%
     During Fourth Year......................................................................................        2%
     During Fifth Year.......................................................................................        1%
     During Sixth Year and thereafter........................................................................        0%

Loan Set-Up Fee (3)..........................................................................................   $    50

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (3)(4)*................................................................   $   50


-----------
(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

ANNUAL MAINTENANCE FEE (5).................................................................   $   30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)
   BEFORE ANNUITY COMMENCEMENT DATE:

      RANGE OF MORTALITY AND EXPENSE RISK AND                                                                   MORTALITY AND
      ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                                                           EXPENSE RISK AND
      PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                                                             ADMINISTRATIVE CHARGE
      -------------------------------------------------------------------------------------------------    ----------------------
      $0 to $3,499,999.99..............................................................................              1.25%
      $3,500,000.00 to $4,999,999.99...................................................................              1.05%
      $5,000,000.00 to $24,999,999.99..................................................................              0.85%
      $25,000,000.00 to $34,999,999.99.................................................................              0.75%
      $35,000,000.00 to $49,999,999.99.................................................................              0.65%
      $50,000,000.00 to $69,999,999.99.................................................................              0.50%
      $70,000,000.00 to $84,999,999.99.................................................................              0.35%
      $85,000,000.00 to $99,999,999.99.................................................................              0.15%
      $100,000,000.00 and over.........................................................................              0.00%


   AFTER ANNUITY COMMENCEMENT DATE:

                                                                                                             MORTALITY AND
                                                                                                           EXPENSE RISK AND
                                                                                                         ADMINISTRATIVE CHARGE
                                                                                                        ----------------------
      All Participant Accounts.......................................................................             1.25%

      We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.



------------
(5) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


           AVERAGE PARTICIPANT ACCOUNT VALUE                                                    AMOUNT OF THE
           UNDER YOUR CONTRACT                                                             ANNUAL MAINTENANCE FEE
           ------------------------------------------------------------------------------  -----------------------
           $0 to $19,999.99..............................................................           $ 20
           $20,000.00 to $39,999.99......................................................           $ 10
           $40,000.00 and over...........................................................           $  0

      We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

      THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                      0.05%      1.35%
----------------------------------------------------------------------------------------------------------------



      The BlackRock LifePath(R) Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                  IF YOU SURRENDER YOUR CONTRACT             IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK         AT THE END OF THE APPLICABLE                   OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                   TIME PERIOD                              TIME PERIOD
--------------------------  -----------------------------------------  ---------------------------------------
                             1 YR.     3 YRS.      5 YRS.     10 YRS.   1 YR.    3 YRS.    5 YRS.      10 YRS.
                            ------    --------    --------   --------  ------    ------   --------    --------
1.25%.....................  $  755    $  1,194    $  1,638   $  3,225  $  267    $  876   $  1,508    $  3,195
1.05%.....................  $  736    $  1,134    $  1,536   $  3,026  $  246    $  815   $  1,407    $  2,996
0.85%.....................  $  716    $  1,075    $  1,434   $  2,822  $  226    $  753   $  1,304    $  2,792
0.75%.....................  $  706    $  1,045    $  1,382   $  2,719  $  215    $  722   $  1,253    $  2,689
0.65%.....................  $  697    $  1,015    $  1,331   $  2,615  $  205    $  691   $  1,201    $  2,585
0.50%.....................  $  682    $    970    $  1,253   $  2,456  $  190    $  645   $  1,123    $  2,426
0.35%.....................  $  668    $    925    $  1,174   $  2,296  $  174    $  598   $  1,044    $  2,266
0.15%.....................  $  648    $    865    $  1,069   $  2,078  $  154    $  536   $    939    $  2,048
0.00%.....................  $  633    $    818    $    989   $  1,911  $  138    $  489   $    859    $  1,881


MORTALITY AND EXPENSE RISK          IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                YOUR CONTRACT
--------------------------  ---------------------------------------
                             1 YR.   3 YRS.     5 YRS.      10 YRS.
                            ------   ------    --------    --------
1.25%.....................  $  297    $ 906    $  1,538    $  3,225
1.05%.....................  $  276    $ 845    $  1,437    $  3,026
0.85%.....................  $  256    $ 783    $  1,334    $  2,822
0.75%.....................  $  245    $ 752    $  1,283    $  2,719
0.65%.....................  $  235    $ 721    $  1,231    $  2,615
0.50%.....................  $  220    $ 675    $  1,153    $  2,456
0.35%.....................  $  204    $ 628    $  1,074    $  2,296
0.15%.....................  $  184    $ 566    $    969    $  2,078
0.00%.....................  $  168    $ 519    $    889    $  1,911


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?


      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.


WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%

      After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................              $20
$20,000.00 to $39,999.99.........................................................................              $10
$40,000.00 and over..............................................................................              $ 0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

      Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.




                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS


      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.


      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

      Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

      Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
-----------------------------------------------------------------------------------------------------------------------
   American Century Growth Fund --       The fund seeks long-term capital          American Century Investment
     Investor Class                      growth                                    Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
   American Century Prime Money          The fund seeks to earn the highest        American Century Investment
     Market Fund -- Class A+             level of current income while             Management, Inc.
                                         preserving the value of your
                                         investment

-----------------------------------------------------------------------------------------------------------------------
   American Century Small Cap Value      The fund seeks long-term capital          American Century Investment
     Fund -- Class INV                   growth. Income is a secondary             Management, Inc.
                                         objective

-----------------------------------------------------------------------------------------------------------------------
   American Funds Capital World          Seeks to provide long-term growth of      Capital Research and Management
     Growth and Income Fund(SM) --       capital.                                  Company
     Class R4

-----------------------------------------------------------------------------------------------------------------------
   American Funds EuroPacific            Seeks to provide long-term growth of      Capital Research and Management
     Growth Fund(R) -- Class R4          capital.                                  Company

-----------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.       Capital Research and Management
     of America(R) -- Class R4                                                     Company

        CLOSED TO NEW AND SUBSEQUENT CONTRIBUTIONS AND TRANSFERS OF PARTICIPANT ACCOUNT VALUES.
-----------------------------------------------------------------------------------------------------------------------
   Artisan Mid Cap Value Fund --         Seeks maximum long-term capital           Artisan Partners Limited Partnership
     Investor Class                      growth

-----------------------------------------------------------------------------------------------------------------------
   Baron Small Cap Fund -- Retail        Seeks capital appreciation through        BAMCO, Inc.
     Shares                              investments primarily in securities of
                                         small-sized companies

-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2020 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2020 PORTFOLIO(R) -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2030 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2030 PORTFOLIO(R) -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2040 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH 2040 PORTFOLIO(R) -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) 2050 Fund --    To seek to provide for retirement         BlackRock Fund Advisors
     Institutional Shares                outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) 2050 PORTFOLIO -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Retirement      To seek to provide for retirement         BlackRock Fund Advisors
     Fund -- Institutional Shares        outcomes based on quantitatively
                                         measured risk.

        FORMERLY LIFEPATH(R) RETIREMENT PORTFOLIO -- INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
   Dreyfus International Stock Index     The fund seeks to match the               The Dreyfus Corporation
     Fund                                performance of the Morgan Stanley
                                         Capital International Europe,
                                         Australasia, Far East (free) Index (MSCI
                                         EAFE(R)).

-----------------------------------------------------------------------------------------------------------------------
   Eaton Vance Large-Cap Value           To seek total return                      Boston Management & Research
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Government              Seeks a high level of current income,     Goldman Sachs Asset Management,
     Income Fund -- Class A              consistent with safety of principal.      L.P.

-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Yield Fund --      Seeks a high level of current income      Goldman Sachs Asset Management,
     Class A                             and may also consider the potential for   L.P.
                                         capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
   Invesco International Growth          Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------
   Invesco Real Estate Fund --           Seeks total return through capital        Invesco Advisers, Inc.
     Class R5                            growth and current income.

-----------------------------------------------------------------------------------------------------------------------
   Janus Overseas Fund -- Class S        Seeks long-term growth of capital         Janus Capital Management LLC

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) International Growth           Seeks capital appreciation                MFS Investment Management
     Fund -- Class R3

-----------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Fund --    Seeks capital appreciation                MFS Investment Management
     Class R3

-----------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Socially             Seeks long-term growth of capital by      Neuberger Berman Management
     Responsive Fund -- Trust Class      investing primarily in securities of      LLC
                                         companies that meet the Fund's            Sub-advised by Neuberger Berman
                                         financial criteria and social policy      LLC

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Developing Markets        Seeks capital appreciation                OFI Global Asset Management, Inc.
     Fund -- Class Y                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth      Seeks capital appreciation                OFI Global Asset Management, Inc.
     Fund -- Class A                                                               Sub-advised by OppenheimerFunds,
                                                                                   Inc.

-----------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Fund --             Seeks maximum real return, consistent     Pacific Investment Management
     Class Admin                         with preservation of real capital and     Company LLC
                                         prudent investment management

-----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Fund --            Seeks maximum total return,               Pacific Investment Management
     Class Admin                         consistent with preservation of capital   Company LLC
                                         and prudent investment management

----------------------------------------------------------------------------------------------------------------------
   RS Value Fund -- Class A              Long-term capital appreciation            RS Investment Management Co. LLC

----------------------------------------------------------------------------------------------------------------------
   The Oakmark Equity and Income         Seeks income and preservation and         Harris Associates L.P.
     Fund -- Class I                     growth of capital

----------------------------------------------------------------------------------------------------------------------
   Vanguard 500 Index Fund --            Seeks to track the performance of the     Vanguard Equity Investment Group
     Admiral(TM) Shares                  S&P 500 Index.

        FORMERLY VANGUARD 500 INDEX FUND -- SIGNAL(R) CLASS
----------------------------------------------------------------------------------------------------------------------
   Vanguard Mid-Cap Index Fund --        Seeks to track the performance of the     Vanguard Equity Investment Group
     Admiral(TM) Shares                  CRSP US Mid Cap Index.

        FORMERLY VANGUARD MID-CAP INDEX FUND -- SIGNAL(R) CLASS
----------------------------------------------------------------------------------------------------------------------
   Vanguard Mid-Cap Index Fund --        Seeks to track the performance of the     Vanguard Equity Investment Group
     Investor Shares                     CRSP US Mid Cap Index.

        CLOSED TO NEW AND SUBSEQUENT CONTRIBUTIONS AND TRANSFERS OF PARTICIPANT ACCOUNT VALUES.
----------------------------------------------------------------------------------------------------------------------
   Vanguard Small-Cap Index Fund --      Seeks to track the performance of the     Vanguard Equity Investment Group
     Admiral(TM) Shares                  CRSP US Small Cap Index.

        FORMERLY VANGUARD SMALL-CAP INDEX FUND -- SIGNAL(R) CLASS
----------------------------------------------------------------------------------------------------------------------
   Vanguard Small-Cap Index Fund --      Seeks to track the performance of the     Vanguard Equity Investment Group
     Investor Shares                     CRSP US Small Cap Index.

        CLOSED TO NEW AND SUBSEQUENT CONTRIBUTIONS AND TRANSFERS OF PARTICIPANT ACCOUNT VALUES.
----------------------------------------------------------------------------------------------------------------------
   Vanguard Total Bond Market Index      Seeks to track the performance of the     Vanguard Fixed Income Group
     Fund -- Admiral(TM) Shares          Barclays U.S. Aggregate Float Adjusted
                                         Index.

        FORMERLY VANGUARD TOTAL BOND MARKET INDEX FUND -- SIGNAL(R) CLASS
----------------------------------------------------------------------------------------------------------------------
   Vanguard Total Bond Market Index      Seeks to track the performance of the     Vanguard Fixed Income Group
     Fund -- Investor Shares             Barclays U.S. Aggregate Float Adjusted
                                         Index.

        CLOSED TO NEW AND SUBSEQUENT CONTRIBUTIONS AND TRANSFERS OF PARTICIPANT ACCOUNT VALUES.
----------------------------------------------------------------------------------------------------------------------
   Vanguard Total Stock Market Index     Seeks to track the performance of the     Vanguard Equity Investment Group
     Fund -- Admiral(TM) Shares          CRSP US Total Market Index.

        FORMERLY VANGUARD TOTAL STOCK MARKET INDEX FUND -- SIGNAL(R) CLASS
----------------------------------------------------------------------------------------------------------------------
   Vanguard Total Stock Market Index     Seeks to track the performance of the     Vanguard Equity Investment Group
     Fund -- Investor Shares             CRSP US Total Market Index.

        CLOSED TO NEW AND SUBSEQUENT CONTRIBUTIONS AND TRANSFERS OF PARTICIPANT ACCOUNT VALUES.
----------------------------------------------------------------------------------------------------------------------
   Victory Munder Mid-Cap Core           Provide long-term capital appreciation.   Victory Capital Management Inc.
     Growth Fund -- Class Y

----------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
----------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to .63% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


      For Example:


           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.



           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.



      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.



      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.



      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.



      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.

      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.




                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

      GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.



                              CONTRACT CHARGES

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                             CONTINGENT DEFERRED
                                                                                                                SALES CHARGE
                                                                                                               AS A PERCENTAGE
                                                                                                               OF PARTICIPANT
                                                                                                                ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                     SURRENDERED
---------------------------------------------------------------------------------------------------------   --------------------
During the First Year....................................................................................            5%
During the Second Year...................................................................................            4%
During the Third Year....................................................................................            3%
During the Fourth Year...................................................................................            2%
During the Fifth Year....................................................................................            1%
During the Sixth Year and thereafter.....................................................................            0%

      We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

      If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                                                                         AMOUNT OF THE
UNDER YOUR CONTRACT                                                                                  ANNUAL MAINTENANCE FEE
-------------------------------------------------------------------------------------------------    -----------------------
$0 to $19,999.99.................................................................................             $ 20
$20,000.00 to $39,999.99.........................................................................             $ 10
$40,000.00 and over..............................................................................             $  0

      The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


      IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

      We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

      - death,

      - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

      - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

      -  severance from employment with the Employer,

      -  attainment of age 59 1/2 or older,

      - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

      - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

      Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

      If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.

      No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.


BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                                 MORTALITY AND
                                                                                                               EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                                                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------   ----------------------
$0 to $3,499,999.99......................................................................................           1.25%
$3,500,000.00 to $4,999,999.99...........................................................................           1.05%
$5,000,000.00 to $24,999,999.99..........................................................................           0.85%
$25,000,000.00 to $34,999,999.99.........................................................................           0.75%
$35,000,000.00 to $49,999,999.99.........................................................................           0.65%
$50,000,000.00 to $69,999,999.99.........................................................................           0.50%
$70,000,000.00 to $84,999,999.99.........................................................................           0.35%
$85,000,000.00 to $99,999,999.99.........................................................................           0.15%
$100,000,000.00 and over.................................................................................           0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
All Participants......................................................................................           1.25%

      When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

      METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

      METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.


      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Qualified governmental excess benefit plans under Section 415(m) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      The Contracts are not available for issuance except as described above.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any rea
-
son you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      WHAT IS A SURRENDER CHARGE OFFSET?

      You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

      Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.


      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.


      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.




      CYBER SECURITY



      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that

Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.



      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").



      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

      Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.


      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


      ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2014, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2014, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.5 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.


      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                            PAGE
-------------------------------------------------------------------------------------------------------------      -----
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company

                                  APP TAX-1
assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS


      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.




                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS


      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2015) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2015). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2015) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2015). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2015). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2015); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                   APPENDIX I -- ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

        MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00%
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                                              YEAR ENDING DECEMBER 31,
                                                                                ----------------------------------------------------
SUB-ACCOUNT                                                                        2014      2013       2012      2011       2010
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY GROWTH FUND
Accumulation unit value at beginning of period................................   $ 13.679  $ 10.573   $ 10.000  $       -  $      -
Accumulation unit value at end of period......................................   $ 15.213  $ 13.679   $ 10.573  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)......      1,611     1,523      1,395          -         -
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period................................   $ 18.008  $ 13.348   $ 11.438  $  12.264  $  9.878
Accumulation unit value at end of period......................................   $ 18.799  $ 18.008   $ 13.348  $  11.438  $ 12.264
Number of accumulation units outstanding at end of period (in thousands)......        213       185        170        143       115
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
Accumulation unit value at beginning of period................................   $ 14.751  $ 11.813   $  9.917  $  10.727  $  9.936
Accumulation unit value at end of period......................................   $ 15.336  $ 14.751   $ 11.813  $   9.917  $ 10.727
Number of accumulation units outstanding at end of period (in thousands)......        449       356        298        236       167
AMERICAN FUNDS EUROPACIFIC GROWTH FUND(R)
Accumulation unit value at beginning of period................................   $ 13.461  $ 11.202   $  9.396  $  10.876  $  9.942
Accumulation unit value at end of period......................................   $ 13.103  $ 13.461   $ 11.202  $   9.396  $ 10.876
Number of accumulation units outstanding at end of period (in thousands)......        795       705        623        539       409
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND(R)
Accumulation unit value at beginning of period................................   $ 17.095  $ 12.775   $ 10.596  $  11.139  $  9.920
Accumulation unit value at end of period......................................   $ 18.677  $ 17.095   $ 12.775  $  10.596  $ 11.139
Number of accumulation units outstanding at end of period (in thousands)......          -         -          -      1,052       836
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of period................................   $ 42.214  $ 31.086   $ 27.908  $  26.223  $ 22.929
Accumulation unit value at end of period......................................   $ 42.856  $ 42.214   $ 31.086  $  27.908  $ 26.223
Number of accumulation units outstanding at end of period (in thousands)......        115        97         86         71        53
BARON SMALL CAP FUND
Accumulation unit value at beginning of period................................   $ 24.056  $ 17.461   $ 14.800  $  15.038  $ 12.180
Accumulation unit value at end of period......................................   $ 24.463  $ 24.056   $ 17.461  $  14.800  $ 15.038
Number of accumulation units outstanding at end of period (in thousands)......        133       109         96         80        57



                                   APP I-1

                                                                                              YEAR ENDING DECEMBER 31,
                                                                                ----------------------------------------------------
SUB-ACCOUNT                                                                        2014      2013       2012      2011       2010
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INTERNATIONAL STOCK INDEX FUND
Accumulation unit value at beginning of period................................   $ 13.285  $ 10.969   $  9.316  $  10.648  $  9.923
Accumulation unit value at end of period......................................   $ 12.499  $ 13.285   $ 10.969  $   9.316  $ 10.648
Number of accumulation units outstanding at end of period (in thousands)......         37        21         11          7         2
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period................................   $ 12.069  $  9.331   $  8.060  $   8.438  $  7.667
Accumulation unit value at end of period......................................   $ 13.391  $ 12.069   $  9.331  $   8.060  $  8.438
Number of accumulation units outstanding at end of period (in thousands)......        630       598        565        474       378
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period................................   $ 12.966  $ 13.299   $ 12.971  $  12.181  $ 11.617
Accumulation unit value at end of period......................................   $ 13.497  $ 12.966   $ 13.299  $  12.971  $ 12.181
Number of accumulation units outstanding at end of period (in thousands)......        120       121        124        108        85
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of period................................   $ 18.299  $ 17.021   $ 14.736  $  14.413  $ 12.709
Accumulation unit value at end of period......................................   $ 18.610  $ 18.299   $ 17.021  $  14.736  $ 14.413
Number of accumulation units outstanding at end of period (in thousands)......        184       161        147        117        83
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period................................   $ 37.890  $ 27.243   $ 23.022  $  25.985  $ 22.305
Accumulation unit value at end of period......................................   $ 40.658  $ 37.890   $ 27.243  $  23.022  $ 25.985
Number of accumulation units outstanding at end of period (in thousands)......        134       101         86         64        37
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period................................   $  6.125  $  4.643   $  4.087  $   4.034  $  3.563
Accumulation unit value at end of period......................................   $  6.918  $  6.125   $  4.643  $   4.087  $  4.034
Number of accumulation units outstanding at end of period (in thousands)......      1,584     1,398      1,221        998       687
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period................................   $ 10.668  $ 10.816   $ 10.058  $   9.400  $  8.744
Accumulation unit value at end of period......................................   $ 11.296  $ 10.668   $ 10.816  $  10.058  $  9.400
Number of accumulation units outstanding at end of period (in thousands)......        379       347        338        292       228
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period................................   $ 12.548  $ 12.548   $ 12.548  $  12.548  $ 12.548
Accumulation unit value at end of period......................................   $ 12.560  $ 12.548   $ 12.548  $  12.548  $ 12.548
Number of accumulation units outstanding at end of period (in thousands)......          7        16         54         37        50
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of period................................   $ 15.884  $ 15.545   $ 13.287  $  12.297  $  9.845
Accumulation unit value at end of period......................................   $ 20.429  $ 15.884   $ 15.545  $  13.287  $ 12.297
Number of accumulation units outstanding at end of period (in thousands)......         78        47         35         21         9


                                   APP I-2

                                                                                              YEAR ENDING DECEMBER 31,
                                                                                ----------------------------------------------------
SUB-ACCOUNT                                                                        2014      2013       2012      2011       2010
------------------------------------------------------------------------------------------------------------------------------------
JANUS OVERSEAS FUND
Accumulation unit value at beginning of period................................   $ 12.719  $ 11.372   $ 10.145  $  15.124  $ 12.712
Accumulation unit value at end of period......................................   $ 10.946  $ 12.719   $ 11.372  $  10.145  $ 15.124
Number of accumulation units outstanding at end of period (in thousands)......          0         0        171        137       158
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of period................................   $ 21.052  $ 19.196   $ 17.295  $  17.045  $ 15.369
Accumulation unit value at end of period......................................   $ 22.116  $ 21.052   $ 19.196  $  17.295  $ 17.045
Number of accumulation units outstanding at end of period (in thousands)......        601       545        511        420       321
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of period................................   $ 22.270  $ 19.593   $ 17.325  $  17.435  $ 15.587
Accumulation unit value at end of period......................................   $ 23.453  $ 22.270   $ 19.593  $  17.325  $ 17.435
Number of accumulation units outstanding at end of period (in thousands)......        408       294        255        208       150
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of period................................   $ 23.168  $ 19.805   $ 17.263  $  17.684  $ 15.690
Accumulation unit value at end of period......................................   $ 24.425  $ 23.168   $ 19.805  $  17.263  $ 17.684
Number of accumulation units outstanding at end of period (in thousands)......        271       200        170        139       110
LIFEPATH(R) 2050 PORTFOLIO
Accumulation unit value at beginning of period................................   $ 15.059  $ 12.567   $ 10.829  $  11.260  $  9.921
Accumulation unit value at end of period......................................   $ 15.921  $ 15.059   $ 12.567  $  10.829  $ 11.260
Number of accumulation units outstanding at end of period (in thousands)......         79        45         32          8         2
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period................................   $ 18.830  $ 17.722   $ 16.317  $  15.696  $ 14.357
Accumulation unit value at end of period......................................   $ 19.725  $ 18.830   $ 17.722  $  16.317  $ 15.696
Number of accumulation units outstanding at end of period (in thousands)......        123       124        112        113        91
MFS(R) INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period................................   $ 26.125  $ 20.511   $ 17.717  $  18.064  $ 16.552
Accumulation unit value at end of period......................................   $ 26.463  $ 26.125   $ 20.511  $  17.717  $ 18.064
Number of accumulation units outstanding at end of period (in thousands)......        116        81         59         48        32
NEUBERGER BERMAN SOCIALLY RESPONSIBLE FUND
Accumulation unit value at beginning of period................................   $ 28.858  $ 20.918   $ 18.880  $  19.474  $ 15.832
Accumulation unit value at end of period......................................   $ 31.824  $ 28.858   $ 20.918  $  18.880  $ 19.474
Number of accumulation units outstanding at end of period (in thousands)......         16        14          8          7         6
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of period................................   $ 13.873  $ 12.765   $ 10.525  $  12.811  $ 10.057
Accumulation unit value at end of period......................................   $ 13.241  $ 13.873   $ 12.765  $  10.525  $ 12.811
Number of accumulation units outstanding at end of period (in thousands)......        170       110         85         60        36


                                   APP I-3

                                                                                              YEAR ENDING DECEMBER 31,
                                                                                ----------------------------------------------------
SUB-ACCOUNT                                                                        2014      2013       2012      2011       2010
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period................................   $ 12.969  $ 11.611   $      -  $       -  $      -
Accumulation unit value at end of period......................................   $ 12.032  $ 12.969   $      -  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)......        238       221          -          -         -
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period................................   $ 11.860  $ 13.072   $ 11.994  $  10.775  $  9.891
Accumulation unit value at end of period......................................   $ 12.234  $ 11.860   $ 13.072  $  11.994  $ 10.775
Number of accumulation units outstanding at end of period (in thousands)......        559       540        527        456       355
PIMCO TOTAL RETURN FUND
Accumulation unit value at beginning of period................................   $ 12.146  $ 12.415   $ 11.277  $  10.852  $  9.992
Accumulation unit value at end of period......................................   $ 12.684  $ 12.146   $ 12.415  $  11.277  $ 10.852
Number of accumulation units outstanding at end of period (in thousands)......        316       226        198        145        87
RS VALUE FUND
Accumulation unit value at beginning of period................................   $ 17.335  $ 12.591   $ 11.061  $  12.439  $  9.914
Accumulation unit value at end of period......................................   $ 19.345  $ 17.335   $ 12.591  $  11.061  $ 12.439
Number of accumulation units outstanding at end of period (in thousands)......        121       112         96         81        69
THE OAKMARK EQUITY AND INCOME FUND
Accumulation unit value at beginning of period................................   $ 14.828  $ 11.934   $ 10.943  $  10.874  $  9.930
Accumulation unit value at end of period......................................   $ 15.854  $ 14.828   $ 11.934  $  10.943  $ 10.874
Number of accumulation units outstanding at end of period (in thousands)......      1,060       965        890        729       568
VANGUARD 500 INDEX FUND
Accumulation unit value at beginning of period................................   $ 17.763  $ 13.439   $ 11.603  $  11.379  $  9.903
Accumulation unit value at end of period......................................   $ 10.344  $ 17.763   $ 13.439  $  11.603  $ 11.379
Number of accumulation units outstanding at end of period (in thousands)......        440         -         97         78        56
VANGUARD MID-CAP INDEX FUND
Accumulation unit value at beginning of period................................   $ 18.966  $ 14.050   $ 12.133  $  12.394  $  9.879
Accumulation unit value at end of period......................................   $ 10.412  $ 18.966   $ 14.050  $  12.133  $ 12.394
Number of accumulation units outstanding at end of period (in thousands)......        248         -         39         32        21
VANGUARD SMALL-CAP INDEX FUND
Accumulation unit value at beginning of period................................   $ 19.906  $ 14.464   $ 12.253  $  12.607  $  9.871
Accumulation unit value at end of period......................................   $ 10.247  $ 19.906   $ 14.464  $  12.253  $ 12.607
Number of accumulation units outstanding at end of period (in thousands)......        437         -        130        114        92
VANGUARD TOTAL BOND MARKET INDEX FUND
Accumulation unit value at beginning of period................................   $ 11.635  $ 11.904   $ 11.442  $  10.636  $  9.992
Accumulation unit value at end of period......................................   $ 10.219  $ 11.635   $ 11.904  $  11.442  $ 10.636
Number of accumulation units outstanding at end of period (in thousands)......        161         -         54         44        23


                                   APP I-4

                                                                                              YEAR ENDING DECEMBER 31,
                                                                                ----------------------------------------------------
SUB-ACCOUNT                                                                        2014      2013       2012      2011       2010
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
Accumulation unit value at beginning of period................................   $ 18.142  $ 13.605   $ 11.703  $  11.591  $  9.899
Accumulation unit value at end of period......................................   $ 10.326  $ 18.142   $ 13.605  $  11.703  $ 11.591
Number of accumulation units outstanding at end of period (in thousands)......        243         -         26         23         7
VICTORY MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of period................................   $ 19.079  $ 14.268   $ 12.299  $  12.395  $  9.878
Accumulation unit value at end of period......................................   $ 21.018  $ 19.079   $ 14.268  $  12.299  $ 12.395
Number of accumulation units outstanding at end of period (in thousands)......        135       119        101         85        69



                                   APP I-5

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services
      P.O. Box 1583
      Hartford, CT 06144-1583


      Please send a Statement of Additional Information for Separate Account Eleven (Form HV-7969-6) to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

               STATE OF IOWA RETIREMENT INVESTORS CLUB 403(b)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2014 and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. For 2012, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $24,436,346.



ADDITIONAL PAYMENTS


As of December 31, 2014, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd + 1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  THE CONTRACT OWNERS OF
  HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN AND THE
  AGENT FOR SERVICE
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2014, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, the results of their operations for each of the periods then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 28, 2015



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                         AMERICAN CENTURY        AMERICAN            AMERICAN            AMERICAN
                                              EQUITY            CENTURY VP          CENTURY VP          CENTURY VP
                                            INCOME FUND         GROWTH FUND        ULTRA(R) FUND       BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           3,595,961             905,096               4,678              25,932
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       30,867,505  $       26,001,427  $          133,490  $          182,666
                                        ==================  ==================  ==================  ==================
     Market value.....................  $       31,464,662  $       26,003,553  $          157,128  $          206,674
   Due from Sponsor Company...........               1,613                  --                   6                  --
   Receivable from fund shares sold...                  --               4,637                  --                  --
   Other assets.......................                   2                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          31,466,277          26,008,191             157,135             206,674
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               4,670                  --                   8
   Payable for fund shares purchased..               1,617                  --                  16                  --
   Other liabilities..................                  --                   5                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,617               4,675                  17                   8
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       31,464,660  $       26,003,516  $          157,118  $          206,666
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,919,063           1,662,394               8,779              12,788
   Minimum unit fair value #*.........  $         13.70168  $         15.21392  $         16.83790  $         16.16148
   Maximum unit fair value #*.........  $         29.38582  $         29.63838  $         18.48009  $         16.16148
   Contract liablility................  $       31,464,660  $       26,003,516  $          157,118  $          206,666

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                     AMERICAN
                                             AMERICAN        AMERICAN CENTURY       CENTURY VP       AMERICAN CENTURY
                                            CENTURY VP           SMALL CAP         LARGE COMPANY    INFLATION-ADJUSTED
                                        INTERNATIONAL FUND      VALUE FUND          VALUE FUND           BOND FUND
                                          SUB-ACCOUNT (1)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                 826             488,658               4,885              10,721
                                        ==================  ==================  ==================  ===================
     Cost.............................  $            8,907  $        4,286,342  $           36,597  $          128,563
                                        ==================  ==================  ==================  ===================
     Market value.....................  $            8,239  $        4,332,226  $           44,108  $          124,261
   Due from Sponsor Company...........                  --               1,052                  --                  --
   Receivable from fund shares sold...                  --                  --                  12                  18
   Other assets.......................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................               8,240           4,333,278              44,121             124,279
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   1                  --                  23                  34
   Payable for fund shares purchased..                  --               1,087                  --                  --
   Other liabilities..................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                   1               1,089                  23                  34
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $            8,239  $        4,332,189  $           44,098  $          124,245
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 642             227,504               3,414               9,814
   Minimum unit fair value #*.........  $         12.82934  $         17.38667  $         12.49257  $         12.51270
   Maximum unit fair value #*.........  $         12.82934  $         25.80329  $         15.23062  $         13.32826
   Contract liablility................  $            8,239  $        4,332,189  $           44,098  $          124,245

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                  AMERICAN
                                         AMERICAN CENTURY        CENTURY VP
                                              EQUITY              INCOME &
                                            GROWTH FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,529               36,173
                                        ===================  ==================
     Cost.............................  $           34,201   $          280,358
                                        ===================  ==================
     Market value.....................  $           46,969   $          365,713
   Due from Sponsor Company...........                  26                   --
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        -------------------  ------------------
   Total assets.......................              46,995              365,713
                                        -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  36                   --
   Other liabilities..................                   2                    2
                                        -------------------  ------------------
   Total liabilities..................                  38                    2
                                        -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           46,957   $          365,711
                                        ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,809               21,192
   Minimum unit fair value #*.........  $         14.19788   $         16.34341
   Maximum unit fair value #*.........  $         17.49037   $         16.34341
   Contract liablility................  $           46,957   $          346,342

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                1,185
   Minimum unit fair value #*.........                  --   $         16.34341
   Maximum unit fair value #*.........                  --   $         16.34341
   Contract liablility................                  --   $           19,369

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)   Funded as of June 20, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-2

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                     AMERICAN
                                             AMERICAN            AMERICAN           CENTURY VP         INVESCO V.I.
                                            CENTURY VP          CENTURY VP            MID CAP            SMALL CAP
                                            ULTRA FUND          VALUE FUND          VALUE FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              38,731              90,233              17,096               8,889
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          400,239  $          601,044  $          237,376  $          162,841
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          624,738  $          849,093  $          281,060  $          210,126
   Due from Sponsor Company...........                 194                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  27                  --
   Other assets.......................                   2                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             624,934             849,094             281,088             210,126
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  49                   8
   Payable for fund shares purchased..                 194                  --                  --                  --
   Other liabilities..................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 194                   1                  49                   8
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          624,740  $          849,093  $          281,039  $          210,118
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              33,148              49,671              14,326              13,547
   Minimum unit fair value #*.........  $         18.84668  $         16.49891  $         19.19427  $         15.51068
   Maximum unit fair value #*.........  $         18.84668  $         16.49891  $         20.24510  $         15.51068
   Contract liablility................  $          624,740  $          819,509  $          281,039  $          210,118

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               1,793                  --                  --
   Minimum unit fair value #*.........                  --  $         16.49891                  --                  --
   Maximum unit fair value #*.........                  --  $         16.49891                  --                  --
   Contract liablility................                  --  $           29,584                  --                  --


                                           INVESCO V.I.           INVESCO             INVESCO             INVESCO
                                            DIVERSIFIED          EUROPEAN          INTERNATIONAL          MID CAP
                                           DIVIDEND FUND        GROWTH FUND         GROWTH FUND      CORE EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,067              13,932              42,304              10,553
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           96,021  $          472,687  $        1,276,151  $          254,175
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          117,606  $          483,456  $        1,363,036  $          248,213
   Due from Sponsor Company...........                  --                 201                  --                  --
   Receivable from fund shares sold...                  --                  --                 482                  21
   Other assets.......................                   1                   3                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             117,607             483,660           1,363,520             248,235
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                  --                 504                  49
   Payable for fund shares purchased..                  --                 229                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   5                 229                 504                  49
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          117,602  $          483,431  $        1,363,016  $          248,186
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,229              45,287             110,184              14,730
   Minimum unit fair value #*.........  $         16.26808  $         10.17271  $         10.87140  $         14.70389
   Maximum unit fair value #*.........  $         16.26808  $         15.61274  $         15.81559  $         17.38531
   Contract liablility................  $          117,602  $          483,431  $        1,363,016  $          248,186

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              INVESCO
                                             SMALL CAP            INVESCO
                                            GROWTH FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              30,086              238,208
                                        ==================  ===================
     Cost.............................  $        1,157,882  $         5,657,555
                                        ==================  ===================
     Market value.....................  $        1,118,362  $         6,302,381
   Due from Sponsor Company...........                  --                3,824
   Receivable from fund shares sold...                 362                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           1,118,724            6,306,205
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 402                   --
   Payable for fund shares purchased..                  --                3,835
   Other liabilities..................                   2                    2
                                        ------------------  -------------------
   Total liabilities..................                 404                3,837
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,118,320  $         6,302,368
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              83,566              239,057
   Minimum unit fair value #*.........  $         10.77485  $          13.12782
   Maximum unit fair value #*.........  $         36.83241  $          40.05930
   Contract liablility................  $        1,118,320  $         6,302,368

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                              INVESCO             INVESCO        AMERICAN CENTURY     AMERICAN CENTURY
                                             SMALL CAP          DEVELOPING          DIVERSIFIED          PRIME MONEY
                                            EQUITY FUND        MARKETS FUND          BOND FUND           MARKET FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              59,159              36,199               4,130              569,695
                                        ==================  ==================  ===================  ===================
     Cost.............................  $          832,721  $        1,183,809  $           45,041   $          569,695
                                        ==================  ==================  ===================  ===================
     Market value.....................  $          896,853  $        1,101,184  $           45,013   $          569,695
   Due from Sponsor Company...........                  17                  --                  --                   --
   Receivable from fund shares sold...                  --                  60                  10                1,124
   Other assets.......................                   2                   2                   1                    1
                                        ------------------  ------------------  -------------------  -------------------
   Total assets.......................             896,872           1,101,246              45,024              570,820
                                        ------------------  ------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  75                  12                1,154
   Payable for fund shares purchased..                  38                  --                  --                   --
   Other liabilities..................                  --                  --                   1                    1
                                        ------------------  ------------------  -------------------  -------------------
   Total liabilities..................                  38                  75                  13                1,155
                                        ------------------  ------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          896,834  $        1,101,171  $           45,011   $          569,665
                                        ==================  ==================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              55,793              90,774               3,950               58,110
   Minimum unit fair value #*.........  $         14.95941  $         11.74871  $         11.36249   $          9.41671
   Maximum unit fair value #*.........  $         17.81797  $         12.27264  $         11.58488   $         10.00505
   Contract liablility................  $          896,834  $        1,101,171  $           45,011   $          569,665

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --

                                                             ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                           DOMINI SOCIAL          GLOBAL          2055 RETIREMENT      2050 RETIREMENT
                                            EQUITY FUND          BOND FUND           STRATEGY             STRATEGY
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              16,152               4,588                  883                7,682
                                        ==================  ==================  ===================  ===================
     Cost.............................  $          749,980  $           38,767  $             8,653   $           67,869
                                        ==================  ==================  ===================  ===================
     Market value.....................  $          734,412  $           38,634  $             8,269   $           62,610
   Due from Sponsor Company...........                  10                  --                   --                   --
   Receivable from fund shares sold...                  --                  --                   21                   81
   Other assets.......................                  --                   3                    1                    1
                                        ------------------  ------------------  -------------------  -------------------
   Total assets.......................             734,422              38,637                8,291               62,692
                                        ------------------  ------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  10                   31                   85
   Payable for fund shares purchased..                  24                  11                   --                   --
   Other liabilities..................                   1                  --                   --                   --
                                        ------------------  ------------------  -------------------  -------------------
   Total liabilities..................                  25                  21                   31                   85
                                        ------------------  ------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          734,397   $          38,616  $             8,260   $           62,607
                                        ==================  ==================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              40,335               3,399                  558                4,233
   Minimum unit fair value #*.........  $         16.80534   $        11.19868  $          14.79744   $         14.78838
   Maximum unit fair value #*.........  $         18.44608   $        11.52948  $          14.79744   $         14.78838
   Contract liablility................  $          734,397   $          38,616  $             8,260   $           62,607

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                   --
   Minimum unit fair value #*.........                  --                  --                   --                   --
   Maximum unit fair value #*.........                  --                  --                   --                   --
   Contract liablility................                  --                  --                   --                   --

                                         ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                            GLOBAL RISK         VPS GROWTH AND
                                          ALLOCATION FUND      INCOME PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               14,311               15,944
                                        ===================  ===================
     Cost.............................   $          232,829   $           73,112
                                        ===================  ===================
     Market value.....................   $          221,968   $           87,694
   Due from Sponsor Company...........                   78                   --
   Receivable from fund shares sold...                   --                   18
   Other assets.......................                    1                   --
                                        -------------------  -------------------
   Total assets.......................              222,047               87,712
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   --                   39
   Payable for fund shares purchased..                   91                   --
   Other liabilities..................                   --                    2
                                        -------------------  -------------------
   Total liabilities..................                   91                   41
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........   $          221,956   $           87,671
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               14,802                5,479
   Minimum unit fair value #*.........   $         11.25785   $         14.13662
   Maximum unit fair value #*.........   $         17.30560   $         17.56512
   Contract liablility................   $          221,956   $           87,671

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --
   Minimum unit fair value #*.........                   --                   --
   Maximum unit fair value #*.........                   --                   --
   Contract liablility................                   --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                         VPS INTERNATIONAL   VPS INTERNATIONAL      VPS GLOBAL       ALLIANCEBERNSTEIN
                                         GROWTH PORTFOLIO     VALUE PORTFOLIO     VALUE PORTFOLIO       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              23,206             101,449               9,687                 740
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          354,568  $        1,500,007  $          104,129  $           29,189
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          373,153  $        1,231,586  $          108,010  $           44,477
   Due from Sponsor Company...........                  --                  --                  --                  50
   Receivable from fund shares sold...                  70                 109                  11                  --
   Other assets.......................                   3                   3                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             373,226           1,231,698             108,024              44,527
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 101                 139                  27                  --
   Payable for fund shares purchased..                  --                  --                  --                  67
   Other liabilities..................                   1                  --                  --                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 102                 139                  27                  72
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          373,124  $        1,231,559  $          107,997  $           44,455
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              36,091             127,611               9,422               2,921
   Minimum unit fair value #*.........  $          8.35009  $          6.01285  $          7.69582  $         14.64220
   Maximum unit fair value #*.........  $         12.14075  $         12.14000  $         11.71254  $         17.22652
   Contract liablility................  $          373,124  $        1,231,559  $          107,997  $           44,455

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                       ALLIANCEBERNSTEIN
                                             DISCOVERY           DISCOVERY       ALLIANCEBERNSTEIN    2015 RETIREMENT
                                            GROWTH FUND         VALUE FUND          VALUE FUND           STRATEGY
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              23,708              52,671                 531               9,509
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          173,387  $          995,975  $            7,226  $           99,443
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          211,952  $        1,067,637  $            7,633  $          108,019
   Due from Sponsor Company...........                  --                 216                  --                  --
   Receivable from fund shares sold...                  32                  --                   5                  40
   Other assets.......................                   1                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             211,985           1,067,854               7,638             108,059
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  46                  --                  10                  66
   Payable for fund shares purchased..                  --                 227                  --                  --
   Other liabilities..................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  46                 229                  10                  67
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          211,939  $        1,067,625  $            7,628  $          107,992
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,559              59,913                 717               5,100
   Minimum unit fair value #*.........  $         17.28427  $         17.31855  $         10.62056  $         21.02372
   Maximum unit fair value #*.........  $         20.85223  $         18.38945  $         11.24722  $         21.64475
   Contract liablility................  $          211,939  $        1,067,625  $            7,628  $          107,992

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                          2025 RETIREMENT     2035 RETIREMENT
                                             STRATEGY            STRATEGY
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              20,206               17,917
                                        ==================  ===================
     Cost.............................  $          210,436  $           190,892
                                        ==================  ===================
     Market value.....................  $          239,035  $           221,813
   Due from Sponsor Company...........                  83                   --
   Receivable from fund shares sold...                  --                1,703
   Other assets.......................                   2                    1
                                        ------------------  -------------------
   Total assets.......................             239,120              223,517
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                1,714
   Payable for fund shares purchased..                  89                   --
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                  89                1,714
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          239,031  $           221,803
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,391                9,333
   Minimum unit fair value #*.........  $         22.96108  $          23.68133
   Maximum unit fair value #*.........  $         23.22998  $          23.95870
   Contract liablility................  $          239,031  $           221,803

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                          2045 RETIREMENT          HIGH           2020 RETIREMENT     2030 RETIREMENT
                                             STRATEGY           INCOME FUND          STRATEGY            STRATEGY
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              13,209              31,812              33,648              40,505
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          153,068  $          300,073  $          342,864  $          439,805
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          160,757  $          284,717  $          384,593  $          489,702
   Due from Sponsor Company...........                  --                  --                 385                  --
   Receivable from fund shares sold...                  92             118,135                  --                 146
   Other assets.......................                   1                  16                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             160,850             402,868             384,979             489,848
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 104             118,153                  --                 150
   Payable for fund shares purchased..                  --                  --                 410                  --
   Other liabilities..................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 104             118,155                 410                 150
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          160,746  $          284,713  $          384,569  $          489,698
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,675              22,603              17,381              20,741
   Minimum unit fair value #*.........  $         23.99774  $         12.43770  $         21.98617  $         23.46808
   Maximum unit fair value #*.........  $         24.27881  $         12.80505  $         22.50422  $         23.74291
   Contract liablility................  $          160,746  $          284,713  $          384,569  $          489,698

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                         ALLIANCEBERNSTEIN                        AMERICAN FUNDS      AMERICAN FUNDS
                                          2040 RETIREMENT     AMERICAN FUNDS         AMERICAN         CAPITAL INCOME
                                             STRATEGY           AMCAP FUND         BALANCED FUND       BUILDER FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              19,576             136,226             309,602             324,556
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          221,135  $        3,127,803  $        6,132,405  $       17,198,972
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          246,268  $        3,733,952  $        7,631,680  $       19,337,062
   Due from Sponsor Company...........                  --                  41               6,639               5,509
   Receivable from fund shares sold...                  91                  --                  --                  --
   Other assets.......................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             246,360           3,733,993           7,638,320          19,342,571
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 113                  --                  --                  --
   Payable for fund shares purchased..                  --                  49               6,652               5,516
   Other liabilities..................                  --                   1                   1                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 113                  50               6,653               5,520
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          246,247  $        3,733,943  $        7,631,667  $       19,337,051
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,186             220,312             491,955           1,468,194
   Minimum unit fair value #*.........  $         23.96161  $         15.82511  $         14.50835  $         12.10330
   Maximum unit fair value #*.........  $         24.52613  $         18.79467  $         17.30791  $         15.29838
   Contract liablility................  $          246,247  $        3,733,943  $        7,631,667  $       19,337,051

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                          AMERICAN FUNDS      AMERICAN FUNDS
                                            EUROPACIFIC         FUNDAMENTAL
                                            GROWTH FUND       INVESTORS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             648,209              326,759
                                        ==================  ===================
     Cost.............................  $       26,635,138  $        13,634,962
                                        ==================  ===================
     Market value.....................  $       29,977,682  $        16,971,861
   Due from Sponsor Company...........                  --                2,337
   Receivable from fund shares sold...              76,893                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................          30,054,575           16,974,198
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................              76,895                   --
   Payable for fund shares purchased..                  --                2,350
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................              76,896                2,351
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       29,977,679  $        16,971,847
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,899,245            1,134,261
   Minimum unit fair value #*.........  $         10.68560  $          13.89856
   Maximum unit fair value #*.........  $         46.24000  $          17.87400
   Contract liablility................  $       29,977,679  $        16,971,847

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                          AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS
                                                NEW            THE BOND FUND      THE GROWTH FUND     THE INCOME FUND
                                         PERSPECTIVE FUND       OF AMERICA          OF AMERICA          OF AMERICA
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             196,588             388,571             995,156             621,626
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        6,070,402  $        4,768,010  $       33,750,252  $       11,396,869
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        6,996,583  $        4,977,591  $       41,816,444  $       13,371,186
   Due from Sponsor Company...........               2,116                  --              15,958                  --
   Receivable from fund shares sold...                  --               2,205                  --               9,826
   Other assets.......................                   1                  92                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,998,700           4,979,888          41,832,404          13,381,012
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               2,217                  --               9,826
   Payable for fund shares purchased..               2,132                  --              15,960                  --
   Other liabilities..................                   1                  --                   4                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,133               2,217              15,964               9,826
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,996,567  $        4,977,671  $       41,816,440  $       13,371,186
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             471,922             416,482           2,188,048             952,812
   Minimum unit fair value #*.........  $         13.48193  $         11.53565  $         14.23604  $         13.00652
   Maximum unit fair value #*.........  $         17.69332  $         12.60110  $         42.02000  $         16.30744
   Contract liablility................  $        6,996,567  $        4,977,671  $       41,816,440  $       13,371,186

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                          AMERICAN FUNDS                          AMERICAN FUNDS
                                          THE INVESTMENT      AMERICAN FUNDS        WASHINGTON        AMERICAN FUNDS
                                              COMPANY             THE NEW             MUTUAL             AMERICAN
                                            OF AMERICA         ECONOMY FUND       INVESTORS FUND        MUTUAL FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             244,201              77,409             115,456             133,417
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        7,746,795  $        2,573,279  $        3,798,901  $        3,848,524
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        9,028,096  $        2,797,558  $        4,695,601  $        4,923,088
   Due from Sponsor Company...........               3,301                  --                 199               1,436
   Receivable from fund shares sold...                  --               6,165                  --                  --
   Other assets.......................                   1                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           9,031,398           2,803,723           4,695,801           4,924,526
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               6,186                  --                  --
   Payable for fund shares purchased..               3,301                  --                 207               1,462
   Other liabilities..................                   1                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,302               6,186                 207               1,463
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        9,028,096  $        2,797,537  $        4,695,594  $        4,923,063
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             602,781             162,533             305,080             315,345
   Minimum unit fair value #*.........  $         13.69974  $         15.59443  $         13.71060  $         14.17430
   Maximum unit fair value #*.........  $         16.94372  $         20.25546  $         17.32827  $         17.88728
   Contract liablility................  $        9,028,096  $        2,797,537  $        4,695,594  $        4,923,063

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                          AMERICAN FUNDS
                                           CAPITAL WORLD      AMERICAN FUNDS
                                             GROWTH &            SMALLCAP
                                            INCOME FUND         WORLD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             626,143               19,863
                                        ==================  ===================
     Cost.............................  $       24,046,747  $           801,816
                                        ==================  ===================
     Market value.....................  $       28,715,322  $           872,201
   Due from Sponsor Company...........              12,260                  351
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   2                    1
                                        ------------------  -------------------
   Total assets.......................          28,727,584              872,553
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..              12,268                  363
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................              12,268                  363
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       28,715,316  $           872,190
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,641,726               65,583
   Minimum unit fair value #*.........  $         12.06873  $          12.14716
   Maximum unit fair value #*.........  $         70.35722  $          16.72060
   Contract liablility................  $       28,715,316  $           872,190

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                      ARTISAN
                                               ARIEL                                  MID CAP            AVE MARIA
                                         APPRECIATION FUND      ARIEL FUND          VALUE FUND       OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,044               2,563             237,231               7,165
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          133,263  $          134,153  $        5,297,970  $           92,615
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          163,297  $          184,066  $        5,845,368  $           86,693
   Due from Sponsor Company...........                  10                  --               5,004                  --
   Receivable from fund shares sold...                  --                  20                  --                  41
   Other assets.......................                   1                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             163,308             184,086           5,850,372              86,736
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  37                  --                  48
   Payable for fund shares purchased..                  17                  --               5,018                  --
   Other liabilities..................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  17                  38               5,019                  48
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          163,291  $          184,048  $        5,845,353  $           86,688
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,673               9,904             155,017               6,324
   Minimum unit fair value #*.........  $         19.62198  $         17.24717  $         17.04476  $         13.57546
   Maximum unit fair value #*.........  $         53.64000  $         71.82000  $         42.85632  $         14.31875
   Contract liablility................  $          163,291  $          184,048  $        5,845,353  $           86,688

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             AVE MARIA
                                              RISING             AVE MARIA         LIFEPATH 2020       LIFEPATH 2030
                                           DIVIDEND FUND        GROWTH FUND          PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              86,183              10,180           1,612,877           1,776,022
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,424,000  $          272,547  $       25,332,176  $       26,660,287
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,527,155  $          287,492  $       24,527,807  $       25,668,751
   Due from Sponsor Company...........                  --                  --              22,848              22,699
   Receivable from fund shares sold...             312,888              29,223                  --                  --
   Other assets.......................                  --                   3                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,840,043             316,718          24,550,656          25,691,450
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................             312,909              29,244                  --                  --
   Payable for fund shares purchased..                  --                  --              22,849              22,711
   Other liabilities..................                   1                   1                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             312,910              29,245              22,849              22,713
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,527,133  $          287,473  $       24,527,807  $       25,668,737
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              78,847              14,708           1,443,709           1,623,260
   Minimum unit fair value #*.........  $         18.81874  $         19.31876  $         11.72548  $         11.44374
   Maximum unit fair value #*.........  $         19.99346  $         20.37602  $         22.11654  $         23.45364
   Contract liablility................  $        1,527,133  $          287,473  $       24,527,807  $       25,668,737

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                 LIFEPATH
                                           LIFEPATH 2040        RETIREMENT
                                             PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................           1,291,286              536,033
                                        ==================  ===================
     Cost.............................  $       23,433,880  $         5,918,916
                                        ==================  ===================
     Market value.....................  $       22,755,263  $         5,617,900
   Due from Sponsor Company...........              13,350                2,500
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   2                   --
                                        ------------------  -------------------
   Total assets.......................          22,768,615            5,620,400
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..              13,368                2,535
   Other liabilities..................                  --                    2
                                        ------------------  -------------------
   Total liabilities..................              13,368                2,537
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       22,755,247  $         5,617,863
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,493,595              353,998
   Minimum unit fair value #*.........  $         11.15626  $          11.07000
   Maximum unit fair value #*.........  $         24.42554  $          19.72519
   Contract liablility................  $       22,755,247  $         5,617,863

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                 BLACKROCK           BLACKROCK           BLACKROCK
                                           LIFEPATH 2050       LIFEPATH 2025       LIFEPATH 2035       LIFEPATH 2045
                                             PORTFOLIO             FUND                FUND                FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             129,420              52,476               6,859              11,252
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,647,728  $          707,706  $           96,641  $          163,811
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        2,533,363  $          670,638  $           91,975  $          157,976
   Due from Sponsor Company...........               2,839                  --                  --              55,481
   Receivable from fund shares sold...                  --                 106                 116                  --
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,536,202             670,744              92,091             213,458
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 128                 140                  --
   Payable for fund shares purchased..               2,864                  --                  --              55,510
   Other liabilities..................                  --                   1                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,864                 129                 140              55,512
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,533,338  $          670,615  $           91,951  $          157,946
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             161,132              53,850               7,096              11,586
   Minimum unit fair value #*.........  $         15.28099  $         12.35655  $         12.92714  $         13.44344
   Maximum unit fair value #*.........  $         16.23526  $         12.63460  $         13.12032  $         13.80724
   Contract liablility................  $        2,533,338  $          670,615  $           91,951  $          157,946

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK                               BLACKROCK           BLACKROCK
                                           LIFEPATH 2055           BARON          U.S. GOVERNMENT         EQUITY
                                               FUND           SMALL CAP FUND      BOND PORTFOLIO       DIVIDEND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,561             100,646              19,056             193,797
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           38,087  $        2,701,837  $          203,903  $        4,183,309
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           36,623  $        3,352,514  $          203,902  $        4,825,550
   Due from Sponsor Company...........                 316               3,764                  --               2,983
   Receivable from fund shares sold...                  --                  --                  30                  --
   Other assets.......................                  --                  --                  20                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              36,939           3,356,278             203,952           4,828,534
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  65                  --
   Payable for fund shares purchased..                 334               3,782                  --               3,004
   Other liabilities..................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 334               3,784                  65               3,005
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           36,605  $        3,352,494  $          203,887  $        4,825,529
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,605             137,512              19,022             174,334
   Minimum unit fair value #*.........  $         13.84762  $         18.47950  $         10.53160  $         26.65354
   Maximum unit fair value #*.........  $         14.22234  $         33.31000  $         10.86899  $         28.66528
   Contract liablility................  $           36,605  $        3,352,494  $          203,887  $        4,825,529

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK           BLACKROCK
                                              CAPITAL            FLEXIBLE
                                         APPRECIATION FUND      EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              13,689                8,352
                                        ==================  ===================
     Cost.............................  $          332,521  $           105,744
                                        ==================  ===================
     Market value.....................  $          327,450  $           102,143
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  73                   31
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             327,523              102,175
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 102                   65
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................                 104                   65
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          327,419  $           102,110
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,034                3,961
   Minimum unit fair value #*.........  $         26.53039  $          25.59318
   Maximum unit fair value #*.........  $         27.71446  $          26.73554
   Contract liablility................  $          327,419  $           102,110

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                          CALVERT VP SRI      CALVERT EQUITY       CALVERT BOND           CALVERT
                                        BALANCED PORTFOLIO       PORTFOLIO           PORTFOLIO          INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             254,924             116,282             140,643              50,299
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          476,934  $        4,780,619  $        2,227,595  $          796,864
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          522,849  $        5,629,217  $        2,261,540  $          821,887
   Due from Sponsor Company...........                  --               9,060               2,315               2,876
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             522,849           5,638,277           2,263,855             824,763
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                  --               9,065               2,327               2,882
   Other liabilities..................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  --               9,067               2,327               2,883
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          522,849  $        5,629,210  $        2,261,528  $          821,880
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              35,954             278,683             169,464              68,464
   Minimum unit fair value #*.........  $         14.54222  $         16.02587  $         12.75108  $         11.76757
   Maximum unit fair value #*.........  $         14.54222  $         48.41000  $         13.81136  $         12.37109
   Contract liablility................  $          522,849  $        5,629,210  $        2,261,528  $          821,880

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                     COLUMBIA MARSICO
                                             COLUMBIA        COLUMBIA MARSICO        COLUMBIA          INTERNATIONAL
                                            CONTRARIAN         21ST CENTURY          SMALL CAP         OPPORTUNITIES
                                             CORE FUND             FUND            VALUE I FUND            FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              43,020               4,919               2,482                 835
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          840,126  $           78,746  $          108,153  $           11,098
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          926,215  $          101,187  $          105,082  $           10,990
   Due from Sponsor Company...........                  --                  --                   7                  --
   Receivable from fund shares sold...             179,284                  31                  --                   3
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,105,499             101,219             105,089              10,993
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................             179,304                  38                  --                  16
   Payable for fund shares purchased..                  --                  --                  16                  --
   Other liabilities..................                   3                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             179,307                  39                  16                  16
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          926,192  $          101,180  $          105,073  $           10,977
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              27,144               3,570               3,382                 880
   Minimum unit fair value #*.........  $         33.01505  $         28.34170  $         30.31683  $         12.08344
   Maximum unit fair value #*.........  $         34.48818  $         28.34170  $         31.66985  $         12.71978
   Contract liablility................  $          926,192  $          101,180  $          105,073  $           10,977

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             COLUMBIA
                                              MID CAP            COLUMBIA
                                            VALUE FUND          ACORN FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              60,366               99,984
                                        ==================  ===================
     Cost.............................  $          947,464  $         3,110,232
                                        ==================  ===================
     Market value.....................  $        1,027,424  $         3,029,505
   Due from Sponsor Company...........                 388                   --
   Receivable from fund shares sold...                  --                   26
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................           1,027,813            3,029,532
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   53
   Payable for fund shares purchased..                 398                   --
   Other liabilities..................                   1                    2
                                        ------------------  -------------------
   Total liabilities..................                 399                   55
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,027,414  $         3,029,477
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              73,391               92,803
   Minimum unit fair value #*.........  $         13.69373  $          30.97863
   Maximum unit fair value #*.........  $         14.49809  $          33.31684
   Contract liablility................  $        1,027,414  $         3,029,477

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                     COLUMBIA             CALAMOS
                                         COLUMBIA MARSICO       CRM MID CAP          SMALL CAP            GLOBAL
                                          GROWTH VS FUND        VALUE FUND           CORE FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (3)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              24,339               6,342               9,087                   1
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          548,406  $          188,347  $          155,506  $                8
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          579,503  $          175,413  $          162,649  $                7
   Due from Sponsor Company...........                 243                  --                   2                  --
   Receivable from fund shares sold...                  --                   1                  --                  --
   Other assets.......................                   1                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             579,747             175,415             162,652                   7
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  16                  --                  --
   Payable for fund shares purchased..                 265                  --                  35                  --
   Other liabilities..................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 266                  16                  36                  --
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          579,481  $          175,399  $          162,616  $                7
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              34,563               8,987               9,029                   1
   Minimum unit fair value #*.........  $         14.15138  $         17.94866  $         17.66514  $         12.93705
   Maximum unit fair value #*.........  $         17.91617  $         19.56789  $         18.31898  $         12.93705
   Contract liablility................  $          579,481  $          175,399  $          162,616  $                7

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              CALAMOS                                  DAVIS
                                           INTERNATIONAL           DAVIS             NEW YORK              DAVIS
                                            GROWTH FUND       FINANCIAL FUND       VENTURE FUND      OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 133               3,895             182,696               4,865
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            2,540  $          127,401  $        6,632,975  $          136,189
                                        ==================  ==================  ==================  ==================
     Market value.....................  $            2,208  $          154,204  $        6,730,537  $          154,371
   Due from Sponsor Company...........                  --                  --               3,924                  --
   Receivable from fund shares sold...                   1                  25                  --                  32
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               2,209             154,229           6,734,461             154,404
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   3                  63                  --                  50
   Payable for fund shares purchased..                  --                  --               3,924                  --
   Other liabilities..................                   1                   2                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   4                  65               3,926                  50
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            2,205  $          154,164  $        6,730,535  $          154,354
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 217              11,265             343,421              11,055
   Minimum unit fair value #*.........  $         10.14937  $         11.73254  $         12.22394  $         12.92914
   Maximum unit fair value #*.........  $         10.14937  $         15.25396  $         56.09349  $         15.37888
   Contract liablility................  $            2,205  $          154,164  $        6,730,535  $          154,354

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             DELAWARE            DELAWARE
                                            DIVERSIFIED      EXTENDED DURATION
                                            INCOME FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              16,430                  147
                                        ==================  ===================
     Cost.............................  $          149,437  $               973
                                        ==================  ===================
     Market value.....................  $          147,379  $               971
   Due from Sponsor Company...........                  80                   24
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                 151                    1
                                        ------------------  -------------------
   Total assets.......................             147,610                  996
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  93                   28
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................                  95                   28
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          147,515  $               968
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              13,734                   77
   Minimum unit fair value #*.........  $         10.64161  $          12.44422
   Maximum unit fair value #*.........  $         10.88105  $          12.59272
   Contract liablility................  $          147,515  $               968

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(3)   Funded as of October 10, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                              DREYFUS             DREYFUS             DREYFUS             DREYFUS
                                            BOND MARKET      VIF APPRECIATION      INTERNATIONAL          MIDCAP
                                            INDEX FUND           PORTFOLIO       STOCK INDEX FUND       INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             641,472                 437              29,946             196,179
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        6,885,179  $           18,234  $          474,774  $        6,657,191
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        6,773,946  $           21,656  $          464,158  $        7,376,327
   Due from Sponsor Company...........              23,453                  --                 483                  --
   Receivable from fund shares sold...                  --                  --                  --             174,536
   Other assets.......................                 218                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,797,617              21,656             464,641           7,550,865
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   3                  --             174,545
   Payable for fund shares purchased..              23,465                  --                 483                  --
   Other liabilities..................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              23,465                   4                 483             174,545
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,774,152  $           21,652  $          464,158  $        7,376,320
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             533,797               1,279              37,133             313,492
   Minimum unit fair value #*.........  $         12.09507  $         16.92394  $         12.49973  $         17.38306
   Maximum unit fair value #*.........  $         13.14650  $         16.92394  $         12.49973  $         63.39432
   Contract liablility................  $        6,774,152  $           21,652  $          464,158  $        7,376,320

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                          DREYFUS
                                              DREYFUS             DREYFUS             DREYFUS            SOCIALLY
                                             SMALLCAP         VIF GROWTH AND     VIF QUALITY BOND       RESPONSIBLE
                                         STOCK INDEX FUND    INCOME PORTFOLIO     PORTFOLIO FUND     GROWTH FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             133,565                 122               7,289                 252
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,490,957  $            2,501  $           86,117  $           10,494
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        3,865,375  $            3,997  $           88,631  $           11,568
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...             184,438                  --                  --                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,049,813               3,997              88,631              11,568
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................             184,461                   4                   3                   1
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   3                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             184,464                   5                   3                   1
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,865,349  $            3,992  $           88,628  $           11,567
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             176,902                 234               6,343                 623
   Minimum unit fair value #*.........  $         18.39438  $         17.03147  $         13.97166  $         18.57058
   Maximum unit fair value #*.........  $         47.10248  $         17.03147  $         13.97166  $         18.57058
   Contract liablility................  $        3,865,349  $            3,992  $           88,628  $           11,567

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              DREYFUS             DREYFUS
                                              S&P 500          INTERMEDIATE
                                            INDEX FUND       TERM INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             244,341              111,319
                                        ==================  ===================
     Cost.............................  $       10,578,411  $         1,536,452
                                        ==================  ===================
     Market value.....................  $       12,632,439  $         1,548,449
   Due from Sponsor Company...........                  --                  161
   Receivable from fund shares sold...               1,540                   --
   Other assets.......................                  --                   39
                                        ------------------  -------------------
   Total assets.......................          12,633,979            1,548,649
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               1,545                   --
   Payable for fund shares purchased..                  --                  189
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................               1,547                  189
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       12,632,432  $         1,548,460
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             783,928              144,784
   Minimum unit fair value #*.........  $         15.37297  $          10.23061
   Maximum unit fair value #*.........  $         16.70914  $          13.62712
   Contract liablility................  $       12,632,432  $         1,548,460

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                            EATON VANCE         EATON VANCE         EATON VANCE         EATON VANCE
                                             LARGE-CAP           DIVIDEND        WORLDWIDE HEALTH       INCOME FUND
                                            VALUE FUND         BUILDER FUND        SCIENCES FUND         OF BOSTON
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             565,749              90,939              51,391             378,767
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       10,417,230  $          983,242  $          567,159  $        2,235,693
                                        ==================  ==================  ==================  ==================
     Market value.....................  $       10,596,477  $        1,290,429  $          629,536  $        2,219,574
   Due from Sponsor Company...........               5,777                 296                 939                 602
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   1                 421
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          10,602,254           1,290,725             630,476           2,220,597
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..               5,781                 330                 960                 616
   Other liabilities..................                   1                   2                   5                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,782                 332                 965                 616
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       10,596,472  $        1,290,393  $          629,511  $        2,219,981
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             783,527              94,580              24,049             142,142
   Minimum unit fair value #*.........  $         12.36370  $         12.07891  $         22.94486  $         14.86343
   Maximum unit fair value #*.........  $         16.11459  $         18.01936  $         28.08687  $         17.01703
   Contract liablility................  $       10,596,472  $        1,290,393  $          629,511  $        2,219,981

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                                                        WELLS FARGO
                                                                EATON VANCE         WELLS FARGO          ADVANTAGE
                                            EATON VANCE       ATLANTA CAPITAL     ADVANTAGE ASSET    EMERGING MARKETS
                                           BALANCED FUND       SMID-CAP FUND      ALLOCATION FUND       EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                 422              15,601              17,568             107,503
                                        ==================  ==================  ==================  ===================
     Cost.............................  $            3,675  $          337,085  $          239,319  $        2,228,938
                                        ==================  ==================  ==================  ===================
     Market value.....................  $            3,567  $          363,814  $          240,503  $        2,128,561
   Due from Sponsor Company...........                  62                  --                  --               1,786
   Receivable from fund shares sold...                  --                 374                  --                  --
   Other assets.......................                   1                  --                   1                   2
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................               3,630             364,188             240,504           2,130,349
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 407                  10                  --
   Payable for fund shares purchased..                  68                  --                  24               1,806
   Other liabilities..................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  68                 409                  34               1,807
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $            3,562  $          363,779  $          240,470  $        2,128,542
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 164              23,593              17,853             103,448
   Minimum unit fair value #*.........  $         21.69977  $         15.22177  $         12.15858  $         20.23798
   Maximum unit fair value #*.........  $         21.69977  $         15.56419  $         14.68436  $         21.76560
   Contract liablility................  $            3,562  $          363,779  $          240,470  $        2,128,542

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            WELLS FARGO             ALGER
                                             ADVANTAGE             CAPITAL
                                             UTILITY &          APPRECIATION
                                        TELECOMMUNICATIONS      INSTITUTIONAL
                                               FUND               PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               1,041               177,191
                                        ===================  ===================
     Cost.............................  $           15,083   $         4,440,854
                                        ===================  ===================
     Market value.....................  $           19,679   $         4,754,045
   Due from Sponsor Company...........                  --                    --
   Receivable from fund shares sold...                   8             1,599,725
   Other assets.......................                  --                    --
                                        -------------------  -------------------
   Total assets.......................              19,687             6,353,770
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  29             1,599,744
   Payable for fund shares purchased..                  --                    --
   Other liabilities..................                   1                     2
                                        -------------------  -------------------
   Total liabilities..................                  30             1,599,746
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           19,657   $         4,754,024
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 835               228,958
   Minimum unit fair value #*.........  $         23.46644   $          17.98861
   Maximum unit fair value #*.........  $         24.51373   $          26.16735
   Contract liablility................  $           19,657   $         4,754,024

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                    --
   Minimum unit fair value #*.........                  --                    --
   Maximum unit fair value #*.........                  --                    --
   Contract liablility................                  --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                           ALGER MID CAP      ALGER SMALL CAP         NUVEEN
                                              GROWTH              GROWTH              MID CAP             NUVEEN
                                        INSTITUTIONAL FUND  INSTITUTIONAL FUND      INDEX FUND        SMALL CAP INDEX
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              60,357              10,605             190,168               3,273
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          982,037  $          289,693  $        2,926,206  $           42,955
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,365,880  $          249,112  $        3,423,026  $           47,855
   Due from Sponsor Company...........                  --                 237                 521                  --
   Receivable from fund shares sold...                  13                  --                  --                   7
   Other assets.......................                   1                   2                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,365,894             249,351           3,423,547              47,864
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  30                  --                  --                  25
   Payable for fund shares purchased..                  --                 261                 521                  --
   Other liabilities..................                   4                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  34                 261                 523                  26
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,365,860  $          249,090  $        3,423,024  $           47,838
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              93,971              17,349             173,777               3,174
   Minimum unit fair value #*.........  $         12.88147  $         13.80895  $         19.30284  $         14.57321
   Maximum unit fair value #*.........  $         18.32876  $         14.79264  $         20.50776  $         15.29862
   Contract liablility................  $        1,365,860  $          249,090  $        3,423,024  $           47,838

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                       NUVEEN SANTA
                                              NUVEEN          NUVEEN MID CAP          NUVEEN              BARBARA
                                              EQUITY              GROWTH             SMALL CAP           DIVIDEND
                                            INDEX FUND      OPPORTUNITIES FUND      SELECT FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              32,438               9,198               2,104                 160
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          821,729  $          387,831  $           25,860  $            5,301
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          909,879  $          374,083  $           23,143  $            5,733
   Due from Sponsor Company...........               9,790                  --                  --                  --
   Receivable from fund shares sold...                  --                  22                   7                   1
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             919,669             374,105              23,150               5,734
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  40                  11                   4
   Payable for fund shares purchased..               9,811                  --                  --                  --
   Other liabilities..................                   1                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               9,812                  40                  13                   5
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          909,857  $          374,065  $           23,137  $            5,729
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              47,289              17,806               1,257                 427
   Minimum unit fair value #*.........  $         18.88162  $         20.09185  $         17.95203  $         13.40581
   Maximum unit fair value #*.........  $         20.06028  $         21.34598  $         18.48155  $         13.40581
   Contract liablility................  $          909,857  $          374,065  $           23,137  $            5,729

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             FIDELITY            FIDELITY
                                          ADVISOR EQUITY       ADVISOR VALUE
                                            GROWTH FUND       STRATEGIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               1,914                8,046
                                        ==================  ===================
     Cost.............................  $          129,079  $           234,665
                                        ==================  ===================
     Market value.....................  $          175,415  $           322,393
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  47                2,238
   Other assets.......................                   2                   --
                                        ------------------  -------------------
   Total assets.......................             175,464              324,631
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  64                2,244
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................                  64                2,245
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          175,400  $           322,386
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,477               12,598
   Minimum unit fair value #*.........  $         14.50665  $          25.59000
   Maximum unit fair value #*.........  $         17.91584  $          25.59000
   Contract liablility................  $          175,400  $           322,386

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                         FIDELITY ADVISOR                            FEDERATED           FEDERATED
                                             LEVERAGED           FEDERATED         FUND FOR U.S.        MDT MID CAP
                                              COMPANY             EQUITY            GOVERNMENT            GROWTH
                                            STOCK FUND       INCOME FUND, INC.    SECURITIES FUND     STRATEGIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              64,533               6,259              33,537               1,837
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,613,916  $          145,334  $          257,509  $           69,891
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        3,542,882  $          149,346  $          254,878  $           79,990
   Due from Sponsor Company...........               4,532                  --                  --                  --
   Receivable from fund shares sold...                  --                  23                  86                  20
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,547,414             149,369             254,964              80,010
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  35                 101                  30
   Payable for fund shares purchased..               4,547                  --                  --                  --
   Other liabilities..................                   2                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               4,549                  37                 102                  31
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,542,865  $          149,332  $          254,862  $           79,979
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             238,141               9,384              20,282               4,681
   Minimum unit fair value #*.........  $         13.86152  $         13.76787  $         12.37790  $         13.79673
   Maximum unit fair value #*.........  $         15.50507  $         17.37066  $         13.04801  $         17.48916
   Contract liablility................  $        3,542,865  $          149,332  $          254,862  $           79,979

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             FEDERATED                               FEDERATED           FEDERATED
                                            HIGH INCOME          FEDERATED          SHORT-TERM         TOTAL RETURN
                                             BOND FUND         KAUFMANN FUND        INCOME FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,575             810,895              13,564              28,664
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           11,626  $        4,467,360  $          114,626  $          317,433
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           11,906  $        4,686,974  $          115,841  $          316,446
   Due from Sponsor Company...........                  --               1,637                  --                  --
   Receivable from fund shares sold...                 103                  --                  --                  56
   Other assets.......................                  --                  --                   4                  34
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              12,009           4,688,611             115,845             316,536
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 110                  --                   6                  75
   Payable for fund shares purchased..                  --               1,650                  --                  --
   Other liabilities..................                   2                   3                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 112               1,653                   7                  75
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           11,897  $        4,686,958  $          115,838  $          316,461
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 717             312,395               8,631              16,602
   Minimum unit fair value #*.........  $         16.60268  $         13.62460  $         13.42056  $         13.76050
   Maximum unit fair value #*.........  $         16.60268  $         18.06434  $         13.42056  $         44.67177
   Contract liablility................  $           11,897  $        4,686,958  $          115,838  $          316,461

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             FEDERATED           FEDERATED
                                           CLOVER SMALL        INTERNATIONAL
                                            VALUE FUND         LEADERS FUND
                                          SUB-ACCOUNT (4)       SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                  87                   17
                                        ==================  ===================
     Cost.............................  $            2,302  $               498
                                        ==================  ===================
     Market value.....................  $            2,158  $               537
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  --                    3
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................               2,158                  542
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   4                    5
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................                   5                    6
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $            2,153  $               536
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 142                   37
   Minimum unit fair value #*.........  $         15.15732  $          14.22810
   Maximum unit fair value #*.........  $         15.15732  $          14.37716
   Contract liablility................  $            2,153  $               536

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(4)   Funded as of June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                           FIDELITY VIP
                                              GROWTH           FIDELITY VIP        FIDELITY VIP
                                           OPPORTUNITIES         OVERSEAS        VALUE STRATEGIES      FIDELITY VIP
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO         BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              11,898               5,433              11,870              88,299
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          272,432  $          100,098  $          133,193  $        1,374,307
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          398,698  $          101,588  $          180,304  $        1,494,900
   Due from Sponsor Company...........                  --                  --                  --                  30
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             398,698             101,588             180,304           1,494,930
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   4                   7                  --
   Payable for fund shares purchased..                  --                  --                  --                  30
   Other liabilities..................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   1                   4                   7                  30
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          398,697  $          101,584  $          180,297  $        1,494,900
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              20,334               8,643              10,508              82,533
   Minimum unit fair value #*.........  $         19.60739  $         11.75335  $         17.15876  $         17.14343
   Maximum unit fair value #*.........  $         19.60739  $         11.75335  $         17.15876  $         17.14343
   Contract liablility................  $          398,697  $          101,584  $          180,297  $        1,414,895

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --               4,667
   Minimum unit fair value #*.........                  --                  --                  --  $         17.14343
   Maximum unit fair value #*.........                  --                  --                  --  $         17.14343
   Contract liablility................                  --                  --                  --  $           80,005

                                           FIDELITY VIP
                                             GROWTH &          FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                              INCOME           FREEDOM 2020        FREEDOM 2030        FREEDOM 2015
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               9,207              15,247              61,670               4,263
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          151,299  $          196,650  $          807,832  $           53,799
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          191,323  $          193,639  $          798,621  $           53,367
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  43                   3
   Other assets.......................                  --                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             191,323             193,640             798,666              53,370
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   7                   4                  43                   7
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   8                   4                  44                   7
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          191,315  $          193,636  $          798,622  $           53,363
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,279               8,584              31,640               2,571
   Minimum unit fair value #*.........  $         16.96173  $         22.55770  $         25.01036  $         20.75421
   Maximum unit fair value #*.........  $         16.96173  $         22.55770  $         25.24065  $         20.75421
   Contract liablility................  $          191,315  $          193,636  $          798,622  $           53,363

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           FIDELITY VIP        FIDELITY VIP
                                           FREEDOM 2025      FUNDSMANAGER 70%
                                             PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT       SUB-ACCOUNT (5)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              37,986                    6
                                        ==================  ===================
     Cost.............................  $          502,634  $                81
                                        ==================  ===================
     Market value.....................  $          497,242  $                80
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  14                   --
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................             497,257                   81
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  23                   --
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                  23                   --
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          497,234  $                81
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              20,577                    4
   Minimum unit fair value #*.........  $         24.16420  $          22.33190
   Maximum unit fair value #*.........  $         24.16420  $          22.33190
   Contract liablility................  $          497,234  $                81

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(5)   Funded as of November 10, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                             FIDELITY            TEMPLETON            TEMPLETON           FRANKLIN
                                          STOCK SELECTOR          GLOBAL             DEVELOPING             HIGH
                                           ALL CAP FUND     OPPORTUNITIES TRUST     MARKETS TRUST        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  81               4,799               69,383             746,599
                                        ==================  ===================  ==================  ==================
     Cost.............................  $            2,353  $           95,714   $        1,525,485  $        1,548,987
                                        ==================  ===================  ==================  ==================
     Market value.....................  $            2,855  $           98,754   $        1,185,757  $        1,478,266
   Due from Sponsor Company...........                  --                  --                  699                  --
   Receivable from fund shares sold...                   5                  --                   --               1,856
   Other assets.......................                   2                   2                    2                   2
                                        ------------------  -------------------  ------------------  ------------------
   Total assets.......................               2,862              98,756            1,186,458           1,480,124
                                        ------------------  -------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  14                  13                   --               1,890
   Payable for fund shares purchased..                  --                   3                  726                  --
   Other liabilities..................                   1                  --                   --                  --
                                        ------------------  -------------------  ------------------  ------------------
   Total liabilities..................                  15                  16                  726               1,890
                                        ------------------  -------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            2,847  $           98,740   $        1,185,732  $        1,478,234
                                        ==================  ===================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 183               4,548              113,599              90,936
   Minimum unit fair value #*.........  $         15.58073  $         21.66403   $          8.69790  $         15.25318
   Maximum unit fair value #*.........  $         15.58073  $         22.30401   $         13.29303  $         17.20639
   Contract liablility................  $            2,847  $           98,740   $        1,185,732  $        1,478,234

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                  --
   Minimum unit fair value #*.........                  --                  --                   --                  --
   Maximum unit fair value #*.........                  --                  --                   --                  --
   Contract liablility................                  --                  --                   --                  --

                                             FRANKLIN            TEMPLETON           FRANKLIN            FRANKLIN
                                             STRATEGIC            GLOBAL          U.S. GOVERNMENT        SMALL CAP
                                            INCOME FUND          BOND FUND        SECURITIES FUND       VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             391,566             425,786             109,390              53,999
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,074,730  $        5,559,934  $          727,846  $        2,585,555
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        3,915,656  $        5,305,288  $          711,033  $        2,915,405
   Due from Sponsor Company...........               5,237                  --                 690                 255
   Receivable from fund shares sold...                  --             483,119                  --                  --
   Other assets.......................                   1                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,920,894           5,788,409             711,723           2,915,661
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --             483,122                  --                  --
   Payable for fund shares purchased..               5,248                  --                 703                 277
   Other liabilities..................                  --                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,248             483,122                 704                 278
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,915,646  $        5,305,287  $          711,019  $        2,915,383
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             264,685             312,719              53,916             145,709
   Minimum unit fair value #*.........  $         14.11964  $         15.48273  $         12.93996  $         14.02457
   Maximum unit fair value #*.........  $         15.90449  $         18.76395  $         13.61624  $         53.99000
   Contract liablility................  $        3,915,646  $        5,305,287  $          711,019  $        2,915,383

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN
                                           MUTUAL GLOBAL         TEMPLETON
                                          DISCOVERY FUND        GROWTH FUND
                                          SUB-ACCOUNT (2)       SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             363,483               97,324
                                        ==================  ===================
     Cost.............................  $       11,091,229  $         2,051,097
                                        ==================  ===================
     Market value.....................  $       11,925,869  $         2,317,283
   Due from Sponsor Company...........                  --                   25
   Receivable from fund shares sold...             461,866                   --
   Other assets.......................                   2                    3
                                        ------------------  -------------------
   Total assets.......................          12,387,737            2,317,311
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................             461,915                   --
   Payable for fund shares purchased..                  --                   31
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................             461,917                   31
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       11,925,820  $         2,317,280
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             856,941              152,801
   Minimum unit fair value #*.........  $         12.99787  $          10.17858
   Maximum unit fair value #*.........  $         17.69733  $          35.59087
   Contract liablility................  $       11,925,820  $         2,317,280

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2)   Formerly Mutual Global Discovery Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                     FRANKLIN            FRANKLIN
                                             FRANKLIN            FRANKLIN              TOTAL           BALANCE SHEET
                                            INCOME FUND         GROWTH FUND         RETURN FUND       INVESTMENT FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           3,842,440              80,673              40,946              74,475
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        8,573,913  $        4,762,964  $          410,503  $        3,607,214
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        9,221,857  $        6,025,443  $          411,093  $        3,245,628
   Due from Sponsor Company...........                  --               9,158                  --                 227
   Receivable from fund shares sold...              82,604                  --                  74                  --
   Other assets.......................                   2                   1                  13                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           9,304,463           6,034,602             411,180           3,245,857
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................              82,604                  --                 101                  --
   Payable for fund shares purchased..                  --               9,162                  --                 236
   Other liabilities..................                   1                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              82,605               9,163                 102                 236
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        9,221,858  $        6,025,439  $          411,078  $        3,245,621
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             638,534             335,679              28,891             125,329
   Minimum unit fair value #*.........  $         13.20831  $         15.99052  $         13.70683  $         23.08899
   Maximum unit fair value #*.........  $         16.55166  $         20.43261  $         15.00407  $         25.92611
   Contract liablility................  $        9,221,858  $        6,025,439  $          411,078  $        3,245,621

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                              MUTUAL              MUTUAL           SMALL-MID CAP       CONSERVATIVE
                                            BEACON FUND         SHARES FUND         GROWTH FUND       ALLOCATION FUND
                                          SUB-ACCOUNT (6)       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (7)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              76,258             164,881             181,816             198,839
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,015,963  $        4,053,367  $        7,040,046  $        2,693,539
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,255,965  $        4,829,377  $        6,572,663  $        2,889,134
   Due from Sponsor Company...........                 411                 351                  --                 729
   Receivable from fund shares sold...                  --                  --                  51                  --
   Other assets.......................                  --                   2                   4                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,256,376           4,829,730           6,572,718           2,889,863
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  75                  --
   Payable for fund shares purchased..                 423                 354                  --                 743
   Other liabilities..................                   2                   1                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 425                 355                  75                 746
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,255,951  $        4,829,375  $        6,572,643  $        2,889,117
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              95,372             304,338             491,434             208,561
   Minimum unit fair value #*.........  $         11.42517  $         11.83544  $         12.77978  $         12.93267
   Maximum unit fair value #*.........  $         14.56632  $         22.00251  $         23.79123  $         15.07626
   Contract liablility................  $        1,255,951  $        4,829,375  $        6,572,643  $        2,889,117

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN
                                              GROWTH             MODERATE
                                          ALLOCATION FUND     ALLOCATION FUND
                                          SUB-ACCOUNT (8)     SUB-ACCOUNT (9)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             307,771              492,619
                                        ==================  ===================
     Cost.............................  $        4,889,586  $         7,196,217
                                        ==================  ===================
     Market value.....................  $        5,715,304  $         7,739,043
   Due from Sponsor Company...........               9,429                   --
   Receivable from fund shares sold...                  --                2,107
   Other assets.......................                   2                   --
                                        ------------------  -------------------
   Total assets.......................           5,724,735            7,741,150
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                2,121
   Payable for fund shares purchased..               9,429                   --
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................               9,429                2,121
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        5,715,306  $         7,739,029
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             383,575              530,834
   Minimum unit fair value #*.........  $         13.29622  $          13.35686
   Maximum unit fair value #*.........  $         16.51104  $          15.98707
   Contract liablility................  $        5,715,306  $         7,739,029

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(6)   Formerly Mutual Beacon Fund. Change effective June 30, 2014.

(7) Formerly Franklin Templeton Conservative Allocation Fund. Change effective June 30, 2014.

(8) Formerly Franklin Templeton Growth Allocation Fund. Change effective June 30, 2014.

(9) Formerly Franklin Templeton Moderate Allocation Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                 FRANKLIN
                                                               SMALL-MID CAP                           GOLDMAN SACHS
                                             TEMPLETON            GROWTH         HIGHLAND PREMIER         INCOME
                                           FOREIGN FUND       SECURITIES FUND      GROWTH EQUITY       BUILDER FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           2,116,212               6,231               2,992               3,164
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       16,094,302  $          142,245  $          101,205  $           61,062
                                        ==================  ==================  ==================  ==================
     Market value.....................  $       14,749,994  $          155,463  $          103,036  $           71,189
   Due from Sponsor Company...........                  --                  --                  34                  --
   Receivable from fund shares sold...               1,119                  --                  --                  15
   Other assets.......................                   7                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          14,751,120             155,465             103,070              71,204
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               1,143                   6                  --                  26
   Payable for fund shares purchased..                  --                  --                  40                  --
   Other liabilities..................                  --                   3                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,143                   9                  42                  26
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       14,749,977  $          155,456  $          103,028  $           71,178
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,044,174               8,251               5,348               3,568
   Minimum unit fair value #*.........  $         10.20145  $         18.83978  $         18.46904  $         15.80557
   Maximum unit fair value #*.........  $         22.31121  $         18.83978  $         34.44000  $         27.62565
   Contract liablility................  $       14,749,977  $          155,456  $          103,028  $           71,178

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                              CAPITAL           CORE FIXED          U.S. EQUITY         GOVERNMENT
                                            GROWTH FUND         INCOME FUND        INSIGHTS FUND        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  31               8,625                  22             143,979
                                        ==================  ==================  ==================  ==================
     Cost.............................  $              725  $           86,760  $              513  $        2,183,235
                                        ==================  ==================  ==================  ==================
     Market value.....................  $              778  $           90,995  $              895  $        2,145,284
   Due from Sponsor Company...........                  --                  --                  --               1,885
   Receivable from fund shares sold...                   5                  51                   1                  --
   Other assets.......................                  --                   3                   1                  36
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................                 783              91,049                 897           2,147,205
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   9                  56                   7                  --
   Payable for fund shares purchased..                  --                  --                  --               1,906
   Other liabilities..................                   2                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  11                  57                   7               1,906
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $              772  $           90,992  $              890  $        2,145,299
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  44               7,079                  57             160,872
   Minimum unit fair value #*.........  $         15.83233  $         12.71363  $         15.73333  $         12.29618
   Maximum unit fair value #*.........  $         17.76188  $         12.91742  $         15.73333  $         14.90000
   Contract liablility................  $              772  $           90,992  $              890  $        2,145,299

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           GOLDMAN SACHS       GOLDMAN SACHS
                                             GROWTH &             GROWTH
                                            INCOME FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               7,205               32,667
                                        ==================  ===================
     Cost.............................  $          158,391  $           790,957
                                        ==================  ===================
     Market value.....................  $          234,376  $           811,129
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  55                  126
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             234,431              811,256
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  71                  151
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   1                    2
                                        ------------------  -------------------
   Total liabilities..................                  72                  153
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          234,359  $           811,103
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,980               42,175
   Minimum unit fair value #*.........  $         12.13603  $          18.04547
   Maximum unit fair value #*.........  $         15.20682  $          22.93856
   Contract liablility................  $          234,359  $           811,103

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                           GOLDMAN SACHS
                                              FOCUSED          GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                           INTERNATIONAL          MID CAP            SMALL CAP           STRATEGIC
                                            EQUITY FUND         VALUE FUND          VALUE FUND          GROWTH FUND
                                         SUB-ACCOUNT (10)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 960             129,158              66,055               1,258
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           16,021  $        5,139,893  $        3,064,877  $           14,582
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           16,545  $        5,327,752  $        3,455,991  $           15,010
   Due from Sponsor Company...........                  --                 457                  --                  --
   Receivable from fund shares sold...                  10                  --             133,390                   6
   Other assets.......................                   1                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              16,556           5,328,210           3,589,381              15,016
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  26                  --             133,399                  19
   Payable for fund shares purchased..                  --                 474                  --                  --
   Other liabilities..................                   1                   1                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  27                 475             133,400                  21
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           16,529  $        5,327,735  $        3,455,981  $           14,995
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,845             165,257             188,212                 901
   Minimum unit fair value #*.........  $          8.14202  $         14.65091  $         16.48082  $         15.55839
   Maximum unit fair value #*.........  $          9.84076  $         77.07360  $         20.02843  $         18.45242
   Contract liablility................  $           16,529  $        5,327,735  $        3,455,981  $           14,995

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS        GOLDMAN SACHS
                                               HIGH              LARGE CAP         SMALL/MID CAP          SATELLITE
                                            YIELD FUND          VALUE FUND          GROWTH FUND     STRATEGIES PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  --------------------
ASSETS:
   Investments:
     Number of shares.................             663,607              33,069              25,809                   73
                                        ==================  ==================  ==================  ====================
     Cost.............................  $        4,734,666  $          442,479  $          412,744   $              592
                                        ==================  ==================  ==================  ====================
     Market value.....................  $        4,459,439  $          582,674  $          524,188   $              576
   Due from Sponsor Company...........                  --                  --                  --                   --
   Receivable from fund shares sold...               1,411                 113                  75                   --
   Other assets.......................                  --                  --                  --                   --
                                        ------------------  ------------------  ------------------  --------------------
   Total assets.......................           4,460,850             582,787             524,263                  576
                                        ------------------  ------------------  ------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................               1,440                 143                  81                    2
   Payable for fund shares purchased..                  --                  --                  --                   --
   Other liabilities..................                  14                   1                   2                    1
                                        ------------------  ------------------  ------------------  --------------------
   Total liabilities..................               1,454                 144                  83                    3
                                        ------------------  ------------------  ------------------  --------------------

NET ASSETS:
   For contract liabilities...........  $        4,459,396  $          582,643  $          524,180   $              573
                                        ==================  ==================  ==================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             249,172              44,257              13,875                   52
   Minimum unit fair value #*.........  $          6.72000  $         12.60719  $         36.63671   $         11.08894
   Maximum unit fair value #*.........  $         18.61039  $         13.87104  $         39.40142   $         11.08894
   Contract liablility................  $        4,459,396  $          582,643  $          524,180   $              573

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --


                                           JOHN HANCOCK
                                             SMALL CAP          FROST VALUE
                                            EQUITY FUND         EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              24,619                  592
                                        ==================  ===================
     Cost.............................  $          673,714  $             5,660
                                        ==================  ===================
     Market value.....................  $          850,328  $             6,360
   Due from Sponsor Company...........                  24                   97
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             850,352                6,457
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  43                  103
   Other liabilities..................                   3                    1
                                        ------------------  -------------------
   Total liabilities..................                  46                  104
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          850,306  $             6,353
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              46,312                  391
   Minimum unit fair value #*.........  $         16.93866  $          16.27033
   Maximum unit fair value #*.........  $         19.02054  $          16.27033
   Contract liablility................  $          850,306  $             6,353

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(10) Formerly Goldman Sachs Concentrated International Equity Fund. Change effected February 28, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                     HARTFORD            HARTFORD
                                             HARTFORD            HARTFORD             CAPITAL            DIVIDEND
                                             BALANCED          TOTAL RETURN        APPRECIATION         AND GROWTH
                                             HLS FUND          BOND HLS FUND         HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             330,410           1,729,098             563,106           1,412,626
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        7,845,254  $       20,033,972  $       31,123,859  $       34,097,530
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        8,951,655  $       20,097,588  $       30,807,553  $       37,350,932
   Due from Sponsor Company...........                 139               8,164                  --                  --
   Receivable from fund shares sold...                  --                  --              17,686               1,767
   Other assets.......................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           8,951,794          20,105,754          30,825,239          37,352,699
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --              17,687               1,778
   Payable for fund shares purchased..                 168               8,179                  --                  --
   Other liabilities..................                   3                  --                   2                  14
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 171               8,179              17,689               1,792
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        8,951,623  $       20,097,575  $       30,807,550  $       37,350,907
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             548,313           1,385,105           1,113,989           3,100,513
   Minimum unit fair value #*.........  $         11.99253  $          9.95979  $         15.06348  $          6.09972
   Maximum unit fair value #*.........  $         27.09000  $         19.80668  $         40.65832  $         25.33938
   Contract liablility................  $        8,951,623  $       19,974,064  $       30,773,414  $       37,324,443

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               8,950               1,965               1,465
   Minimum unit fair value #*.........                  --  $         13.80013  $         17.36870  $         18.06057
   Maximum unit fair value #*.........                  --  $         13.80013  $         17.36870  $         18.06057
   Contract liablility................                  --  $          123,511  $           34,136  $           26,464

                                                                                     HARTFORD            HARTFORD
                                           THE HARTFORD          HARTFORD             GROWTH           INTERNATIONAL
                                            HEALTHCARE         GLOBAL GROWTH       OPPORTUNITIES       OPPORTUNITIES
                                             HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (11)    SUB-ACCOUNT (12)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             127,054              36,733             155,254              61,064
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,089,892  $          814,644  $        5,001,195  $          823,063
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        3,784,077  $          868,221  $        5,917,481  $          865,280
   Due from Sponsor Company...........                  --                 156               1,728                 281
   Receivable from fund shares sold...                 196                  --                  --                  --
   Other assets.......................                   1                   1                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,784,274             868,378           5,919,209             865,563
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 249                  --                  --                  --
   Payable for fund shares purchased..                  --                 212               1,736                 326
   Other liabilities..................                   8                   1                   5                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 257                 213               1,741                 326
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,784,017  $          868,165  $        5,917,468  $          865,237
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             202,752              76,380             332,168              63,429
   Minimum unit fair value #*.........  $         12.16182  $         10.07852  $         15.12981  $         11.05902
   Maximum unit fair value #*.........  $         46.66098  $         14.99504  $         38.88000  $         14.82985
   Contract liablility................  $        3,784,017  $          868,165  $        5,917,468  $          865,237

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             HARTFORD            HARTFORD
                                              MIDCAP            ULTRASHORT
                                             HLS FUND          BOND HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             619,544              529,416
                                        ==================  ===================
     Cost.............................  $       21,081,031  $         5,295,153
                                        ==================  ===================
     Market value.....................  $       23,096,590  $         5,290,479
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...               3,916                   76
   Other assets.......................                   1                    7
                                        ------------------  -------------------
   Total assets.......................          23,100,507            5,290,562
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               3,916                  104
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................               3,916                  104
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       23,096,591  $         5,290,458
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             672,756              526,019
   Minimum unit fair value #*.........  $         21.08034  $           3.60762
   Maximum unit fair value #*.........  $         36.05661  $          12.56060
   Contract liablility................  $       23,096,591  $         5,216,264

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                7,230
   Minimum unit fair value #*.........                  --  $          10.26180
   Maximum unit fair value #*.........                  --  $          10.26180
   Contract liablility................                  --  $            74,194

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(11) Effective June 23, 2014 Hartford Global Research HLS Fund merged with Hartford Global Growth HLS Fund.

(12) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                         HARTFORD
                                             HARTFORD            HARTFORD                             U.S. GOVERNMENT
                                           SMALL COMPANY      SMALLCAP GROWTH        HARTFORD           SECURITIES
                                             HLS FUND            HLS FUND         STOCK HLS FUND         HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             341,867              20,517             103,784              94,375
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        7,836,205  $          539,229  $        5,254,211  $        1,001,228
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        7,916,395  $          568,095  $        6,589,196  $          978,668
   Due from Sponsor Company...........                  --                  82                  --                 160
   Receivable from fund shares sold...               1,479                  --               8,045                  --
   Other assets.......................                  --                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           7,917,874             568,178           6,597,243             978,828
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               1,510                  --               8,068                  --
   Payable for fund shares purchased..                  --                 128                  --                 182
   Other liabilities..................                   3                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,513                 128               8,070                 182
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,916,361  $          568,050  $        6,589,173  $          978,646
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             595,637              27,075             363,632              91,616
   Minimum unit fair value #*.........  $          4.49169  $         18.50535  $         13.86853  $         10.08294
   Maximum unit fair value #*.........  $         30.94448  $         27.95000  $         37.84852  $         11.36603
   Contract liablility................  $        7,916,361  $          568,050  $        6,589,173  $          978,646

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                               THE HARTFORD                              HARTFORD
                                             HARTFORD           CHECKS AND           HARTFORD           DIVIDEND &
                                          VALUE HLS FUND       BALANCES FUND        HIGH YIELD          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              91,491              30,318               3,038              81,155
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,060,166  $          324,029  $           23,178  $        1,776,739
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,544,865  $          326,218  $           22,633  $        2,076,745
   Due from Sponsor Company...........                  --                 817                  --                 770
   Receivable from fund shares sold...                  82                  --                  --                  --
   Other assets.......................                   1                   2                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,544,948             327,037              22,635           2,077,515
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 126                  --                  12                  --
   Payable for fund shares purchased..                  --                 841                  --                 785
   Other liabilities..................                   2                   1                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 128                 842                  12                 789
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,544,820  $          326,195  $           22,623  $        2,076,726
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              83,635              20,880               1,498              90,166
   Minimum unit fair value #*.........  $         16.89000  $         15.36162  $         14.44123  $         15.39980
   Maximum unit fair value #*.........  $         19.27307  $         15.93018  $         15.30533  $         30.64623
   Contract liablility................  $        1,544,820  $          326,195  $           22,623  $        2,076,726

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             HARTFORD
                                           INTERNATIONAL       THE HARTFORD
                                         OPPORTUNITES FUND      MIDCAP FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              20,494               23,210
                                        ==================  ===================
     Cost.............................  $          327,240  $           597,375
                                        ==================  ===================
     Market value.....................  $          307,819  $           657,762
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...               1,832                  126
   Other assets.......................                   2                    2
                                        ------------------  -------------------
   Total assets.......................             309,653              657,890
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               1,864                  141
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................               1,866                  141
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          307,787  $           657,749
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              24,136               33,845
   Minimum unit fair value #*.........  $         11.54121  $          19.22172
   Maximum unit fair value #*.........  $         13.91792  $          19.93316
   Contract liablility................  $          307,787  $           657,749

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                             HARTFORD            HARTFORD                              THE HARTFORD
                                               SMALL           TOTAL RETURN        THE HARTFORD           GROWTH
                                           COMPANY FUND          BOND FUND        HEALTHCARE FUND   OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              58,808              33,655               4,192               1,868
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,302,261  $          361,469  $          116,516  $           66,855
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,375,524  $          358,767  $          158,797  $           72,473
   Due from Sponsor Company...........               8,448                  47                  --                  58
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  14                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,383,972             358,828             158,797              72,531
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  14                  --
   Payable for fund shares purchased..               8,473                  88                  20                  73
   Other liabilities..................                  --                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               8,473                  88                  36                  74
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,375,499  $          358,740  $          158,761  $           72,457
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              75,752              27,281               6,087               3,774
   Minimum unit fair value #*.........  $         15.26133  $         12.47911  $         22.34399  $         16.56637
   Maximum unit fair value #*.........  $         32.84845  $         13.60022  $         37.72979  $         31.76737
   Contract liablility................  $        1,375,499  $          358,740  $          158,761  $           72,457

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           THE HARTFORD
                                               VALUE             HARTFORD          THE HARTFORD          HARTFORD
                                        OPPORTUNITIES FUND       MODERATE          CONSERVATIVE       GLOBAL CAPITAL
                                            SUB-ACCOUNT       ALLOCATION FUND     ALLOCATION FUND    APPRECIATION FUND
                                             (16)(17)        SUB-ACCOUNT (18)       SUB-ACCOUNT      SUB-ACCOUNT (19)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 415             295,803             118,687             284,392
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            8,303  $        3,516,170  $        1,229,808  $        9,154,633
                                        ==================  ==================  ==================  ==================
     Market value.....................  $            8,017  $        3,484,556  $        1,188,902  $        9,808,391
   Due from Sponsor Company...........                  --               1,197                  --                 105
   Receivable from fund shares sold...                   2                  --                  63                  --
   Other assets.......................                  --                   2                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               8,019           3,485,755           1,188,967           9,808,497
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  15                  --                 118                  --
   Payable for fund shares purchased..                  --               1,237                  --                 153
   Other liabilities..................                  --                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  15               1,237                 118                 155
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            8,004  $        3,484,518  $        1,188,849  $        9,808,342
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 608             276,474              87,258             655,971
   Minimum unit fair value #*.........  $         12.98662  $         11.89462  $         11.40294  $         13.91731
   Maximum unit fair value #*.........  $         13.76481  $         19.29275  $         16.27846  $         30.28095
   Contract liablility................  $            8,004  $        3,484,518  $        1,188,849  $        9,808,342

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           THE HARTFORD
                                              GROWTH           THE HARTFORD
                                          ALLOCATION FUND   INFLATION PLUS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             339,902               36,270
                                        ==================  ===================
     Cost.............................  $        4,082,338  $           418,440
                                        ==================  ===================
     Market value.....................  $        3,842,830  $           385,908
   Due from Sponsor Company...........                 171                   --
   Receivable from fund shares sold...                  --                   52
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................           3,843,001              385,961
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   92
   Payable for fund shares purchased..                 208                   --
   Other liabilities..................                  --                    2
                                        ------------------  -------------------
   Total liabilities..................                 208                   94
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        3,842,793  $           385,867
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             280,803               31,653
   Minimum unit fair value #*.........  $         12.73905  $          11.94998
   Maximum unit fair value #*.........  $         23.33877  $          12.85241
   Contract liablility................  $        3,842,793  $           385,867

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(16) Effective April 7, 2014 The Hartford Value Fund merged with The Hartford Value Opportunities Fund.

(17)  Funded as of April 7, 2014.

(18) Formerly The Hartford Balanced Allocation Fund. Change effective May 30, 2014.

(19) Formerly The Hartford Capital Appreciation Fund. Change effective February 28, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                   THE HARTFORD
                                           THE HARTFORD        THE HARTFORD        INTERNATIONAL       THE HARTFORD
                                              EQUITY             BALANCED              SMALL              MIDCAP
                                            INCOME FUND         INCOME FUND        COMPANY FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              18,921               7,618               1,246               3,560
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          322,948  $           96,580  $           18,549  $           60,944
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          356,854  $          103,217  $           16,717  $           56,393
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  72                  11                   8                  29
   Other assets.......................                   1                   1                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             356,927             103,229              16,728              56,422
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  88                  28                  26                  41
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  89                  28                  26                  41
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          356,838  $          103,201  $           16,702  $           56,381
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              18,671               7,310               1,380               3,771
   Minimum unit fair value #*.........  $         18.69752  $         13.82015  $         12.04285  $         14.84303
   Maximum unit fair value #*.........  $         19.53093  $         14.31214  $         12.23165  $         15.19340
   Contract liablility................  $          356,838  $          103,201  $           16,702  $           56,381

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           THE HARTFORD     HOTCHKIS AND WILEY
                                              GLOBAL             LARGE CAP         INVESCO V.I.           INVESCO
                                          ALL-ASSET FUND        VALUE FUND        TECHNOLOGY FUND     TECHNOLOGY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 535              29,631               5,338               9,607
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            6,510  $          663,862  $           90,616  $          345,237
                                        ==================  ==================  ==================  ==================
     Market value.....................  $            5,841  $          794,414  $          105,433  $          353,348
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   4                  53                  --               4,272
   Other assets.......................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               5,845             794,469             105,433             357,621
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  12                  70                   4               4,292
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  12                  71                   4               4,293
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            5,833  $          794,398  $          105,429  $          353,328
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 533              42,544               6,385              25,221
   Minimum unit fair value #*.........  $         10.94789  $         17.50667  $         16.51178  $         11.98393
   Maximum unit fair value #*.........  $         10.94789  $         19.26486  $         16.51178  $         15.09425
   Contract liablility................  $            5,833  $          794,398  $          105,429  $          353,328

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            IVY GLOBAL
                                              NATURAL          IVY LARGE CAP
                                          RESOURCES FUND        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             105,738               32,362
                                        ==================  ===================
     Cost.............................  $        1,990,847  $           476,996
                                        ==================  ===================
     Market value.....................  $        1,709,788  $           601,936
   Due from Sponsor Company...........               1,012                   --
   Receivable from fund shares sold...                  --                   80
   Other assets.......................                   5                   --
                                        ------------------  -------------------
   Total assets.......................           1,710,805              602,016
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  102
   Payable for fund shares purchased..               1,031                   --
   Other liabilities..................                   1                    4
                                        ------------------  -------------------
   Total liabilities..................               1,032                  106
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,709,773  $           601,910
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             223,690               34,797
   Minimum unit fair value #*.........  $          5.73513  $          16.04400
   Maximum unit fair value #*.........  $          9.57022  $          19.08647
   Contract liablility................  $        1,709,773  $           601,910

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                        JANUS ASPEN
                                           IVY SCIENCE &         IVY ASSET          JANUS ASPEN       GLOBAL RESEARCH
                                          TECHNOLOGY FUND      STRATEGY FUND      FORTY PORTFOLIO        PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              25,057              71,454              48,499               7,425
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,125,719  $        1,910,167  $        2,023,448  $          261,851
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,399,926  $        1,825,661  $        1,953,067  $          307,783
   Due from Sponsor Company...........                  --                 500                 196                 193
   Receivable from fund shares sold...             118,083                  --                  --                  --
   Other assets.......................                   1                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,518,010           1,826,162           1,953,263             307,977
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................             118,101                  --                  --                  --
   Payable for fund shares purchased..                  --                 508                 195                 194
   Other liabilities..................                  --                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             118,101                 509                 197                 194
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,399,909  $        1,825,653  $        1,953,066  $          307,783
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              59,970             107,315              93,996              20,038
   Minimum unit fair value #*.........  $         22.18848  $         16.51233  $         20.61391  $         10.65935
   Maximum unit fair value #*.........  $         24.12633  $         17.75891  $         20.61391  $         19.31374
   Contract liablility................  $        1,399,909  $        1,825,653  $        1,937,621  $          290,551

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                 749               1,188
   Minimum unit fair value #*.........                  --                  --  $         20.61391  $         14.50018
   Maximum unit fair value #*.........                  --                  --  $         20.61391  $         14.50018
   Contract liablility................                  --                  --  $           15,445  $           17,232

                                            JANUS ASPEN         JANUS ASPEN         JANUS ASPEN            JANUS
                                            ENTERPRISE           BALANCED            OVERSEAS            FLEXIBLE
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 723              17,206               8,866               1,302
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           32,448  $          495,542  $          399,579  $           13,664
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           44,655  $          540,797  $          288,689  $           13,745
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                   4
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              44,655             540,797             288,689              13,749
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   2                  --                  --                   8
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   2                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   4                  --                   1                   9
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           44,651  $          540,797  $          288,688  $           13,740
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,044              28,725              24,404               1,035
   Minimum unit fair value #*.........  $         21.84835  $         18.82674  $          9.10647  $         13.27634
   Maximum unit fair value #*.........  $         21.84835  $         18.82674  $         11.93759  $         13.27634
   Contract liablility................  $           44,651  $          540,797  $          288,688  $           13,740

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                               JANUS               JANUS
                                            FORTY FUND         BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             211,263               68,642
                                        ==================  ===================
     Cost.............................  $        7,246,246  $         1,847,749
                                        ==================  ===================
     Market value.....................  $        6,206,908  $         2,097,012
   Due from Sponsor Company...........                 927                   --
   Receivable from fund shares sold...                  --                  352
   Other assets.......................                   3                   --
                                        ------------------  -------------------
   Total assets.......................           6,207,838            2,097,364
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  376
   Payable for fund shares purchased..                 940                   --
   Other liabilities..................                  --                    2
                                        ------------------  -------------------
   Total liabilities..................                 940                  378
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        6,206,898  $         2,096,986
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             326,044              116,885
   Minimum unit fair value #*.........  $         15.84803  $          17.09576
   Maximum unit fair value #*.........  $         26.67892  $          18.30979
   Contract liablility................  $        6,206,898  $         2,096,986

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                       JANUS              PERKINS
                                               JANUS               JANUS              GLOBAL              MID CAP
                                          ENTERPRISE FUND      OVERSEAS FUND       RESEARCH FUND        VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               7,953              89,519               4,287              46,825
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          539,716  $        3,255,792  $          247,685  $        1,034,670
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          675,583  $        2,814,476  $          277,508  $          943,990
   Due from Sponsor Company...........               3,826                 255                  --                  --
   Receivable from fund shares sold...                  --                  --                  21                 439
   Other assets.......................                  --                   3                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             679,409           2,814,734             277,529             944,429
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  30                 468
   Payable for fund shares purchased..               3,843                 269                  --                  --
   Other liabilities..................                   2                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,845                 269                  31                 468
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          675,564  $        2,814,465  $          277,498  $          943,961
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,486             266,471              22,233              47,021
   Minimum unit fair value #*.........  $         25.06610  $         10.22019  $         10.65935  $         19.26166
   Maximum unit fair value #*.........  $         26.11912  $         10.73794  $         19.31374  $         20.46030
   Contract liablility................  $          675,564  $        2,814,465  $          277,498  $          943,961

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            PRUDENTIAL
                                         JENNISON NATURAL       PRUDENTIAL          PRUDENTIAL
                                             RESOURCES       JENNISON MID-CAP     JENNISON 20/20         JPMORGAN
                                            FUND, INC.       GROWTH FUND, INC.      FOCUS FUND        CORE BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              11,498              37,562              41,627              93,016
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          577,108  $        1,213,604  $          682,790  $        1,091,332
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          455,544  $        1,431,489  $          683,514  $        1,093,870
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   7             118,346                  93             615,736
   Other assets.......................                   8                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             455,559           1,549,835             683,607           1,709,606
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  47             118,384                 110             615,761
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                   1                   4                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  48             118,385                 114             615,762
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          455,511  $        1,431,450  $          683,493  $        1,093,844
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              56,369              45,817              24,547              83,446
   Minimum unit fair value #*.........  $          7.87309  $         29.82100  $         26.60087  $         12.54745
   Maximum unit fair value #*.........  $          8.08630  $         31.79288  $         28.60873  $         13.49491
   Contract liablility................  $          455,511  $        1,431,450  $          683,493  $        1,093,844

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             JPMORGAN            JPMORGAN
                                             SMALL CAP           SMALL CAP
                                            EQUITY FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               1,663               57,716
                                        ==================  ===================
     Cost.............................  $           62,462  $           730,043
                                        ==================  ===================
     Market value.....................  $           70,881  $           763,586
   Due from Sponsor Company...........                  --                   77
   Receivable from fund shares sold...                  29                   --
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................              70,910              763,665
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  46                   --
   Payable for fund shares purchased..                  --                  108
   Other liabilities..................                   2                    1
                                        ------------------  -------------------
   Total liabilities..................                  48                  109
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           70,862  $           763,556
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,069               20,618
   Minimum unit fair value #*.........  $         33.58793  $          35.90888
   Maximum unit fair value #*.........  $         35.39451  $          38.28339
   Contract liablility................  $           70,862  $           763,556

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                             JPMORGAN                                JPMORGAN            JPMORGAN
                                             SMALL CAP           JPMORGAN         SMARTRETIREMENT     SMARTRETIREMENT
                                            VALUE FUND       U.S. EQUITY FUND        2015 FUND           2020 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              29,184             103,984             115,737             261,757
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          634,450  $        1,442,595  $        1,975,966  $        4,719,593
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          776,284  $        1,508,809  $        2,042,756  $        4,792,770
   Due from Sponsor Company...........                 139                  76                  --                  --
   Receivable from fund shares sold...                  --                  --             213,586             346,475
   Other assets.......................                   1                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             776,424           1,508,885           2,256,342           5,139,246
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --             213,604             346,495
   Payable for fund shares purchased..                 148                  99                  --                  --
   Other liabilities..................                  --                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 148                 101             213,605             346,496
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          776,276  $        1,508,784  $        2,042,737  $        4,792,750
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              20,657              75,479             162,912             366,667
   Minimum unit fair value #*.........  $         35.19552  $         14.51000  $         12.28215  $         12.82190
   Maximum unit fair value #*.........  $         37.85172  $         20.37944  $         12.89376  $         18.31000
   Contract liablility................  $          776,276  $        1,508,784  $        2,042,737  $        4,792,750

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             JPMORGAN            JPMORGAN            JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT
                                             2025 FUND           2030 FUND           2035 FUND           2040 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             339,714             278,644             158,505             140,380
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,853,506  $        5,226,756  $        2,777,285  $        2,660,788
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        6,026,533  $        5,313,749  $        2,894,301  $        2,745,824
   Due from Sponsor Company...........               9,187                  --              26,640                  --
   Receivable from fund shares sold...                  --           1,575,999                  --             879,930
   Other assets.......................                   1                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,035,721           6,889,749           2,920,941           3,625,755
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --           1,576,004                  --             879,944
   Payable for fund shares purchased..               9,212                  --              26,655                  --
   Other liabilities..................                  --                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               9,212           1,576,005              26,656             879,945
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,026,509  $        5,313,744  $        2,894,285  $        2,745,810
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             449,782             389,880             207,197             195,153
   Minimum unit fair value #*.........  $         13.17253  $         13.40826  $         13.64330  $         13.74664
   Maximum unit fair value #*.........  $         13.82845  $         19.07000  $         18.26000  $         19.56000
   Contract liablility................  $        6,026,509  $        5,313,744  $        2,894,285  $        2,745,810

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT
                                             2045 FUND           2050 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             117,128               66,448
                                        ==================  ===================
     Cost.............................  $        2,085,627  $         1,194,855
                                        ==================  ===================
     Market value.....................  $        2,168,048  $         1,227,963
   Due from Sponsor Company...........              21,657                   --
   Receivable from fund shares sold...                  --            1,385,322
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           2,189,706            2,613,285
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --            1,385,346
   Payable for fund shares purchased..              21,684                   --
   Other liabilities..................                   1                    2
                                        ------------------  -------------------
   Total liabilities..................              21,685            1,385,348
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,168,021  $         1,227,937
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             154,820               87,831
   Minimum unit fair value #*.........  $         13.74927  $          13.73760
   Maximum unit fair value #*.........  $         14.43397  $          14.42172
   Contract liablility................  $        2,168,021  $         1,227,937

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                             JPMORGAN            JP MORGAN           JP MORGAN            KEELEY
                                          SMARTRETIREMENT    SMART RETIREMENT       PRIME MONEY          SMALL CAP
                                            INCOME FUND          2055 FUND          MARKET FUND         VALUE FUND
                                         SUB-ACCOUNT (26)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              56,831               6,345           2,432,916              54,420
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          991,749  $          127,481  $        2,432,916  $        1,471,485
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          996,247  $          129,568  $        2,432,916  $        2,085,393
   Due from Sponsor Company...........                  --                  --              31,061                  --
   Receivable from fund shares sold...              17,841              69,129                  --                 351
   Other assets.......................                   3                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,014,091             198,697           2,463,979           2,085,744
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................              17,860              69,142                  --                 361
   Payable for fund shares purchased..                  --                  --              31,080                  --
   Other liabilities..................                   1                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              17,861              69,144              31,080                 362
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          996,230  $          129,553  $        2,432,899  $        2,085,382
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              82,733               8,981             251,895             101,521
   Minimum unit fair value #*.........  $         11.84769  $         13.58994  $          9.41730  $         17.90581
   Maximum unit fair value #*.........  $         12.36530  $         20.42000  $          9.93316  $         38.32000
   Contract liablility................  $          996,230  $          129,553  $        2,432,899  $        2,085,382

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           LOOMIS SAYLES       LKCM AQUINAS        LKCM AQUINAS         LORD ABBETT
                                             BOND FUND          GROWTH FUND         VALUE FUND        AFFILIATED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             135,125              10,427              14,449              46,273
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,043,905  $          202,102  $          225,235  $          568,374
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,987,691  $          179,448  $          243,749  $          752,729
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 138                  21                  23                  55
   Other assets.......................                   2                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,987,831             179,469             243,773             752,784
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 161                  21                  38                  78
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 161                  23                  38                  79
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,987,670  $          179,446  $          243,735  $          752,705
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              99,777              11,070              13,863              56,448
   Minimum unit fair value #*.........  $         19.13719  $         16.05347  $         17.46272  $         12.24374
   Maximum unit fair value #*.........  $         20.58182  $         16.20982  $         17.63277  $         15.41627
   Contract liablility................  $        1,987,670  $          179,446  $          243,735  $          752,705

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            LORD ABBETT         LORD ABBETT
                                            FUNDAMENTAL       BOND DEBENTURE
                                            EQUITY FUND            FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             330,248              291,157
                                        ==================  ===================
     Cost.............................  $        4,513,384  $         2,304,416
                                        ==================  ===================
     Market value.....................  $        4,447,661  $         2,309,187
   Due from Sponsor Company...........                  --                  932
   Receivable from fund shares sold...               3,899                   --
   Other assets.......................                   1                  430
                                        ------------------  -------------------
   Total assets.......................           4,451,561            2,310,549
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               3,911                   --
   Payable for fund shares purchased..                  --                  970
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................               3,913                  970
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        4,447,648  $         2,309,579
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             180,124              146,348
   Minimum unit fair value #*.........  $         16.70984  $          14.92460
   Maximum unit fair value #*.........  $         49.50399  $          17.37526
   Contract liablility................  $        4,447,648  $         2,309,579

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(26) Effective June 20, 2014 JPMorgan SmartRetirement 2010 Fund merged with JPMorgan SmartRetirement Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                LORD ABBETT
                                            LORD ABBETT         CALIBRATED                              LORD ABBETT
                                              GROWTH             DIVIDEND           LORD ABBETT         DEVELOPING
                                        OPPORTUNITIES FUND      GROWTH FUND      TOTAL RETURN FUND   GROWTH FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              18,177              15,454              52,586             100,164
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          393,886  $          208,142  $          557,815  $        2,288,443
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          372,689  $          229,472  $          554,780  $        2,223,491
   Due from Sponsor Company...........                 137                  --              11,039               1,994
   Receivable from fund shares sold...                  --                 112                  --                  --
   Other assets.......................                   1                  --                  70                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             372,827             229,584             565,889           2,225,487
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 136                  --                  --
   Payable for fund shares purchased..                 164                  --              11,058               2,043
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 164                 136              11,058               2,043
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          372,663  $          229,448  $          554,831  $        2,223,444
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              21,723              15,434              38,287             108,715
   Minimum unit fair value #*.........  $         16.34590  $         14.44031  $         14.27277  $         19.35572
   Maximum unit fair value #*.........  $         18.99938  $         17.68971  $         15.09950  $         24.61876
   Contract liablility................  $          372,663  $          229,448  $          554,831  $        2,223,444

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            LORD ABBETT         LORD ABBETT
                                           INTERNATIONAL           VALUE            CLEARBRIDGE         BMO MID-CAP
                                         CORE EQUITY FUND   OPPORTUNITIES FUND      VALUE TRUST         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (27)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              24,646             199,475               4,132              44,175
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          339,265  $        4,021,894  $          282,335  $          627,064
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          311,277  $        3,896,648  $          312,285  $          700,609
   Due from Sponsor Company...........                  --                  --                  --                  51
   Receivable from fund shares sold...                  --               1,034                  19                  --
   Other assets.......................                   3                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             311,280           3,897,682             312,304             700,660
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  19               1,072                  40                  --
   Payable for fund shares purchased..                   7                  --                  --                  67
   Other liabilities..................                  --                   1                   4                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  26               1,073                  44                  70
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          311,254  $        3,896,609  $          312,260  $          700,590
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              33,643             232,812              17,700              43,923
   Minimum unit fair value #*.........  $          8.61976  $         12.22332  $          9.72264  $         15.22373
   Maximum unit fair value #*.........  $         11.60919  $         18.76124  $         75.58000  $         19.59068
   Contract liablility................  $          311,254  $        3,896,609  $          312,260  $          700,590

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            MASSMUTUAL         MFS EMERGING
                                          RETIRESMART(SM)         MARKETS
                                             2010 FUND          EQUITY FUND
                                         SUB-ACCOUNT (28)       SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              10,108               22,986
                                        ==================  ===================
     Cost.............................  $          121,500  $           347,790
                                        ==================  ===================
     Market value.....................  $          117,249  $           334,444
   Due from Sponsor Company...........                  98                    3
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   22
                                        ------------------  -------------------
   Total assets.......................             117,347              334,469
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 120                   28
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                 120                   28
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          117,227  $           334,441
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,558               25,834
   Minimum unit fair value #*.........  $         10.12664  $          12.76665
   Maximum unit fair value #*.........  $         10.16967  $          13.23910
   Contract liablility................  $          117,227  $           334,441

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(27) Formerly Legg Mason Capital Management Value Trust, Inc. Change effective March 1, 2014.

(28)  Funded as of June 26, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                        MFS
                                           MASSACHUSETTS                           INTERNATIONAL
                                         INVESTORS GROWTH        MFS HIGH               NEW             MFS MID CAP
                                            STOCK FUND          INCOME FUND       DISCOVERY FUND        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             128,185             404,090              12,727              44,360
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,469,306  $        1,462,217  $          310,371  $          485,633
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        3,144,373  $        1,406,233  $          346,313  $          612,613
   Due from Sponsor Company...........                  --                 316                  --                 125
   Receivable from fund shares sold...               2,384                  --                  72                  --
   Other assets.......................                  --                   6                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,146,757           1,406,555             346,385             612,738
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               2,406                  --                  88                  --
   Payable for fund shares purchased..                  --                 339                  --                 161
   Other liabilities..................                   2                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,408                 340                  89                 162
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,144,349  $        1,406,215  $          346,296  $          612,576
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             151,696             111,613              13,778              45,443
   Minimum unit fair value #*.........  $         14.38654  $          9.90685  $         15.02945  $         11.00334
   Maximum unit fair value #*.........  $         20.96575  $         22.61675  $         27.21000  $         15.02731
   Contract liablility................  $        3,144,349  $        1,406,215  $          346,296  $          612,576

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                              MFS NEW          MFS RESEARCH          MFS TOTAL              MFS
                                          DISCOVERY FUND    INTERNATIONAL FUND      RETURN FUND       UTILITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              65,946             184,522             142,251             277,619
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,584,441  $        2,979,817  $        2,241,392  $        5,789,140
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,517,429  $        2,968,954  $        2,588,967  $        5,973,075
   Due from Sponsor Company...........                 126              12,603               1,532                  --
   Receivable from fund shares sold...                  --                  --                  --             108,179
   Other assets.......................                   2                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,517,557           2,981,558           2,590,499           6,081,254
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --             108,213
   Payable for fund shares purchased..                 136              12,626               1,549                  --
   Other liabilities..................                  --                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 136              12,626               1,550             108,215
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,517,421  $        2,968,932  $        2,588,949  $        5,973,039
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             115,375             317,826             180,309             418,707
   Minimum unit fair value #*.........  $         12.66048  $          9.05732  $         13.37996  $         10.43177
   Maximum unit fair value #*.........  $         13.29110  $          9.61790  $         16.07579  $         41.81992
   Contract liablility................  $        1,517,421  $        2,968,932  $        2,588,949  $        5,973,039

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                                MFS            MFS RESEARCH
                                            VALUE FUND           BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             331,994               20,812
                                        ==================  ===================
     Cost.............................  $        9,505,571  $           225,493
                                        ==================  ===================
     Market value.....................  $       11,573,104  $           226,846
   Due from Sponsor Company...........               9,104                   --
   Receivable from fund shares sold...                  --                   10
   Other assets.......................                  --                    7
                                        ------------------  -------------------
   Total assets.......................          11,582,208              226,863
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   26
   Payable for fund shares purchased..               9,137                   --
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................               9,139                   26
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       11,573,069  $           226,837
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             781,685               15,791
   Minimum unit fair value #*.........  $         10.96080  $          13.81328
   Maximum unit fair value #*.........  $         25.25196  $          14.83831
   Contract liablility................  $       11,573,069  $           226,837

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                MFS                 MFS                                     MFS
                                           MASSACHUSETTS       INTERNATIONAL         MFS CORE           GOVERNMENT
                                          INVESTORS TRUST       GROWTH FUND         EQUITY FUND       SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              54,512               3,402              45,815             489,678
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,276,442  $           88,766  $        1,252,243  $        5,032,290
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,559,597  $           87,936  $        1,264,932  $        4,975,127
   Due from Sponsor Company...........                  21                  --                  98               4,778
   Receivable from fund shares sold...                  --                  46                  --                  --
   Other assets.......................                   1                   2                   1                 100
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,559,619              87,984           1,265,031           4,980,005
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  51                  --                  --
   Payable for fund shares purchased..                  50                  --                 134               4,794
   Other liabilities..................                   1                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  51                  51                 136               4,795
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,559,568  $           87,933  $        1,264,895  $        4,975,210
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              51,608               6,712             110,446             398,530
   Minimum unit fair value #*.........  $         28.82913  $         13.07938  $         11.04621  $         10.16000
   Maximum unit fair value #*.........  $         31.00491  $         13.20678  $         23.27198  $         12.84709
   Contract liablility................  $        1,559,568  $           87,933  $        1,264,895  $        4,975,210

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                MFS                                                         MFS
                                           INTERNATIONAL            MFS              MFS CORE        INVESTORS GROWTH
                                            VALUE FUND        TECHNOLOGY FUND      EQUITY SERIES       STOCK SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             190,920               4,453               1,003               3,009
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,855,069  $           76,251  $           19,295  $           37,201
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        6,279,347  $          108,472  $           26,100  $           48,266
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...             134,933                  22                  --                  --
   Other assets.......................                   2                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,414,282             108,494              26,101              48,267
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................             134,963                  31                  --                   8
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             134,963                  32                  --                   9
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,279,319  $          108,462  $           26,101  $           48,258
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             235,570               2,965               1,425               2,582
   Minimum unit fair value #*.........  $         24.60599  $         35.58931  $         18.31986  $         18.68720
   Maximum unit fair value #*.........  $         32.89000  $         36.64030  $         18.31986  $         18.68720
   Contract liablility................  $        6,279,319  $          108,462  $           26,101  $           48,258

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                MFS                 MFS
                                         UTILITIES SERIES       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               9,322               43,175
                                        ==================  ===================
     Cost.............................  $          276,519  $         2,638,415
                                        ==================  ===================
     Market value.....................  $          316,574  $         2,931,551
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  --                1,585
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             316,574            2,933,137
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   4                1,599
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    2
                                        ------------------  -------------------
   Total liabilities..................                   4                1,601
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          316,570  $         2,931,536
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              14,894              179,079
   Minimum unit fair value #*.........  $         18.71569  $          15.78900
   Maximum unit fair value #*.........  $         21.73529  $          16.40934
   Contract liablility................  $          316,570  $         2,931,536

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                MFS              BLACKROCK           BLACKROCK           BLACKROCK
                                            HIGH YIELD            GLOBAL             LARGE CAP             VALUE
                                             PORTFOLIO        ALLOCATION FUND        CORE FUND      OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              22,493             549,061               4,374               1,805
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          139,378  $       10,913,718  $           53,955  $           38,336
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          137,430  $       10,854,941  $           78,993  $           56,572
   Due from Sponsor Company...........                  --                 365                  --                  --
   Receivable from fund shares sold...                  --                  --                  11                   4
   Other assets.......................                  --                   3                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             137,430          10,855,309              79,004              56,576
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                  --                  32                   8
   Payable for fund shares purchased..                  --                 379                  --                  --
   Other liabilities..................                   1                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   6                 379                  34                   8
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          137,424  $       10,854,930  $           78,970  $           56,568
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,843             760,751               5,657               3,618
   Minimum unit fair value #*.........  $         10.70071  $         12.73165  $         12.60725  $         15.63543
   Maximum unit fair value #*.........  $         10.70071  $         16.55431  $         15.65340  $         15.63543
   Contract liablility................  $          137,424  $       10,854,930  $           78,970  $           56,568

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                     BLACKROCK
                                             BLACKROCK           BLACKROCK         INTERNATIONAL         BLACKROCK
                                             SMALL CAP         MID CAP VALUE       OPPORTUNITIES      MID CAP GROWTH
                                            GROWTH FUND     OPPORTUNITIES FUND       PORTFOLIO       EQUITY PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              63,793              68,887              30,180              20,502
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          827,625  $        1,404,871  $        1,002,428  $          257,271
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          821,657  $        1,471,433  $          927,124  $          290,925
   Due from Sponsor Company...........                  --                  --                  --                 101
   Receivable from fund shares sold...                  24               9,311               1,780                  --
   Other assets.......................                   2                   1                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             821,683           1,480,745             928,907             291,026
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  53               9,340               1,817                  --
   Payable for fund shares purchased..                  --                  --                  --                 114
   Other liabilities..................                  --                  --                   2                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  53               9,340               1,819                 118
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          821,630  $        1,471,405  $          927,088  $          290,908
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              49,870              87,926              73,632              19,682
   Minimum unit fair value #*.........  $         15.01177  $         14.79073  $         12.09692  $         14.64720
   Maximum unit fair value #*.........  $         18.73568  $         19.42428  $         12.85255  $         15.03728
   Contract liablility................  $          821,630  $        1,471,405  $          927,088  $          290,908

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              MUNDER             NEUBERGER
                                            MIDCAP CORE       BERMAN SOCIALLY
                                            GROWTH FUND       RESPONSIVE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             100,134               75,321
                                        ==================  ===================
     Cost.............................  $        3,156,333  $         1,552,013
                                        ==================  ===================
     Market value.....................  $        4,218,260  $         1,598,592
   Due from Sponsor Company...........               2,062                1,892
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           4,220,323            1,600,484
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..               2,072                1,928
   Other liabilities..................                   2                    1
                                        ------------------  -------------------
   Total liabilities..................               2,074                1,929
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        4,218,249  $         1,598,555
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             200,641               72,720
   Minimum unit fair value #*.........  $         19.36113  $          18.43161
   Maximum unit fair value #*.........  $         47.95941  $          31.82475
   Contract liablility................  $        4,218,249  $         1,598,555

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                              NUVEEN
                                            TRADEWINDS            OAKMARK           THE OAKMARK         OPPENHEIMER
                                           INTERNATIONAL       INTERNATIONAL        EQUITY AND            CAPITAL
                                            VALUE FUND        SMALL CAP FUND        INCOME FUND      APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 714              35,275             526,839              28,745
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           16,273  $          600,609  $       15,393,126  $        1,739,148
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           15,767  $          521,710  $       16,811,432  $        1,705,423
   Due from Sponsor Company...........                  28                  --              11,033                  57
   Receivable from fund shares sold...                  --               2,411                  --                  --
   Other assets.......................                   1                   2                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              15,796             524,123          16,822,467           1,705,480
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               2,411                  --                  --
   Payable for fund shares purchased..                  34                  --              11,033                  68
   Other liabilities..................                  --                  --                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  34               2,411              11,033                  71
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           15,762  $          521,712  $       16,811,434  $        1,705,409
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,739              15,233           1,060,331             138,048
   Minimum unit fair value #*.........  $          9.00063  $         34.24905  $         15.85488  $         11.68342
   Maximum unit fair value #*.........  $          9.26696  $         34.24905  $         15.85488  $         18.37496
   Contract liablility................  $           15,762  $          521,712  $       16,811,434  $        1,705,409

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                OPPENHEIMER                             OPPENHEIMER
                                            OPPENHEIMER        INTERNATIONAL        OPPENHEIMER      GLOBAL STRATEGIC
                                            GLOBAL FUND         GROWTH FUND      MAIN STREET FUND       INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              80,282             121,752               5,756             144,069
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,678,796  $        4,282,395  $          223,398  $          598,663
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        6,103,031  $        4,295,425  $          275,668  $          583,479
   Due from Sponsor Company...........                  --                  --                  45                 229
   Receivable from fund shares sold...                  74             430,709                  --                  --
   Other assets.......................                  --                   3                  --                 479
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,103,105           4,726,137             275,713             584,187
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  83             430,730                  --                  --
   Payable for fund shares purchased..                  --                  --                  68                 240
   Other liabilities..................                   1                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  84             430,731                  69                 241
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,103,021  $        4,295,406  $          275,644  $          583,946
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             285,436             349,868              20,010              41,948
   Minimum unit fair value #*.........  $         12.21892  $         11.10860  $         13.52384  $         13.43547
   Maximum unit fair value #*.........  $        118.01777  $         16.94138  $         14.48213  $         14.63053
   Contract liablility................  $        6,103,021  $        4,295,406  $          275,644  $          583,946

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            OPPENHEIMER         OPPENHEIMER
                                            MAIN STREET         DEVELOPING
                                           MID CAP FUND        MARKETS FUND
                                         SUB-ACCOUNT (29)       SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              92,757              164,368
                                        ==================  ===================
     Cost.............................  $        2,144,067  $         5,781,692
                                        ==================  ===================
     Market value.....................  $        2,736,332  $         5,808,866
   Due from Sponsor Company...........                 184                   --
   Receivable from fund shares sold...                  --              225,933
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           2,736,517            6,034,799
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --              225,947
   Payable for fund shares purchased..                 193                   --
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................                 194              225,947
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,736,323  $         5,808,852
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             170,964              278,596
   Minimum unit fair value #*.........  $         14.58908  $          12.99422
   Maximum unit fair value #*.........  $         17.99321  $          77.89168
   Contract liablility................  $        2,736,323  $         5,808,852

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(29) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                OPPENHEIMER         OPPENHEIMER         OPPENHEIMER
                                            OPPENHEIMER           CAPITAL          INTERNATIONAL     SMALL- & MID- CAP
                                            EQUITY FUND         INCOME FUND          BOND FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              16,449                  68             932,842              19,101
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          162,240  $              652  $        5,842,826  $          682,113
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          227,494  $              661  $        5,522,426  $          930,604
   Due from Sponsor Company...........                  --                  --                  --                  94
   Receivable from fund shares sold...                   8                  --               7,932                  --
   Other assets.......................                  --                   1                  22                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             227,502                 662           5,530,380             930,700
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  22                   4               7,935                  --
   Payable for fund shares purchased..                  --                  --                  --                 113
   Other liabilities..................                   2                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  24                   4               7,936                 113
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          227,478  $              658  $        5,522,444  $          930,587
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              13,363                  70             402,766              62,041
   Minimum unit fair value #*.........  $         16.73595  $          9.35213  $         12.07053  $         12.10491
   Maximum unit fair value #*.........  $         17.02453  $          9.35213  $         15.08965  $         16.51983
   Contract liablility................  $          227,478  $              658  $        5,522,444  $          930,587

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            OPPENHEIMER         OPPENHEIMER                             OPPENHEIMER
                                            MAIN STREET       GOLD & SPECIAL        OPPENHEIMER           EQUITY
                                          SELECT FUND(R)       MINERALS FUND     REAL ESTATE FUND       INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              47,549              87,582              60,340               7,650
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          671,799  $        2,175,967  $        1,479,222  $          235,930
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          933,865  $        1,188,491  $        1,727,541  $          245,626
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 197              49,613              14,065                  19
   Other assets.......................                  --                   8                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             934,062           1,238,112           1,741,606             245,647
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 221              49,624              14,087                  35
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                  --                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 222              49,624              14,090                  35
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          933,840  $        1,188,488  $        1,727,516  $          245,612
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              61,837             171,648             125,990              15,185
   Minimum unit fair value #*.........  $         13.04075  $          4.83752  $         12.88345  $         15.86237
   Maximum unit fair value #*.........  $         16.62877  $          8.66641  $         14.39331  $         16.21913
   Contract liablility................  $          933,840  $        1,188,488  $        1,727,516  $          245,612

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            OPPENHEIMER           PUTNAM
                                           INTERNATIONAL          GLOBAL
                                         DIVERSIFIED FUND       EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               4,661                3,626
                                        ==================  ===================
     Cost.............................  $           64,009  $            50,696
                                        ==================  ===================
     Market value.....................  $           64,643  $            56,931
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  18                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................              64,662               56,931
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  32                    2
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   2                    1
                                        ------------------  -------------------
   Total liabilities..................                  34                    3
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           64,628  $            56,928
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,796                4,181
   Minimum unit fair value #*.........  $         13.36529  $          13.61565
   Maximum unit fair value #*.........  $         13.66595  $          13.61565
   Contract liablility................  $           64,628  $            56,928

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                 PUTNAM VT           PUTNAM VT            PUTNAM
                                             PUTNAM VT         INTERNATIONAL         MULTI-CAP           SMALL CAP
                                          HIGH YIELD FUND       GROWTH FUND         GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              60,160               7,322              18,985              16,969
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          415,761  $          141,379  $          496,387  $          226,188
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          406,081  $          137,432  $          654,416  $          280,504
   Due from Sponsor Company...........                  75                  --                 190                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             406,157             137,432             654,607             280,504
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   5                  --                  --
   Payable for fund shares purchased..                  75                  --                 190                  --
   Other liabilities..................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  75                   6                 191                  --
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          406,082  $          137,426  $          654,416  $          280,504
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              24,545              11,381              33,740              11,186
   Minimum unit fair value #*.........  $         16.54426  $         12.00586  $         19.36499  $         14.54244
   Maximum unit fair value #*.........  $         16.54426  $         12.00586  $         19.76329  $         14.54244
   Contract liablility................  $          406,082  $          136,634  $          653,484  $          162,666

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  66                  48               8,103
   Minimum unit fair value #*.........                  --  $         12.00586  $         19.36499  $         14.54244
   Maximum unit fair value #*.........                  --  $         12.00586  $         19.36499  $         14.54244
   Contract liablility................                  --  $              792  $              932  $          117,838

                                              PIONEER                                 PIONEER            ALLIANZGI
                                            DISCIPLINED      PIONEER EMERGING       FUNDAMENTAL      NFJ INTERNATIONAL
                                            VALUE FUND         MARKETS FUND         GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,101              68,744                 856               2,691
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           95,733  $        1,587,918  $           14,010  $           56,999
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           90,241  $        1,306,818  $           15,899  $           57,472
   Due from Sponsor Company...........                  --                 147                  --                  --
   Receivable from fund shares sold...                  30                  --                   9                   5
   Other assets.......................                  --                   4                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              90,271           1,306,969              15,908              57,481
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  41                  --                  16                  23
   Payable for fund shares purchased..                  --                 171                  --                  --
   Other liabilities..................                   4                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  45                 172                  18                  23
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           90,226  $        1,306,797  $           15,890  $           57,458
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,604             185,040               1,117               5,376
   Minimum unit fair value #*.........  $         16.01208  $          6.67218  $         14.21266  $         10.56533
   Maximum unit fair value #*.........  $         16.60472  $          7.48801  $         14.32407  $         10.73087
   Contract liablility................  $           90,226  $        1,306,797  $           15,890  $           57,458

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             ALLIANZGI           ALLIANZGI
                                           NFJ SMALL-CAP       NFJ DIVIDEND
                                            VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              64,354              328,930
                                        ==================  ===================
     Cost.............................  $        1,880,467  $         4,411,274
                                        ==================  ===================
     Market value.....................  $        1,656,467  $         5,634,573
   Due from Sponsor Company...........                 382                   --
   Receivable from fund shares sold...                  --                4,709
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           1,656,849            5,639,282
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                4,717
   Payable for fund shares purchased..                 398                   --
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................                 399                4,718
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,656,450  $         5,634,564
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             102,711              423,490
   Minimum unit fair value #*.........  $         15.58119  $          12.94355
   Maximum unit fair value #*.........  $         16.54469  $          13.60735
   Contract liablility................  $        1,656,450  $         5,634,564

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                           AMG MANAGERS            PIMCO
                                              CADENCE        EMERGING MARKETS                             PIONEER
                                           MID CAP FUND          BOND FUND         PIONEER FUND       HIGH YIELD FUND
                                         SUB-ACCOUNT (30)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,390             100,863              16,546             214,789
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           59,024  $        1,119,764  $          628,836  $        2,170,263
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           72,240  $        1,022,753  $          606,724  $        2,092,044
   Due from Sponsor Company...........                  52                 121                 174                 352
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   2                  59                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              72,294           1,022,933             606,899           2,092,396
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                  71                 148                 195                 379
   Other liabilities..................                   2                   2                   1                  16
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  73                 150                 196                 395
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           72,221  $        1,022,783  $          606,703  $        2,092,001
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,626              70,126              40,449             135,096
   Minimum unit fair value #*.........  $         13.55703  $         13.64463  $         12.97235  $         13.95167
   Maximum unit fair value #*.........  $         16.84522  $         15.95106  $         15.89388  $         17.00001
   Contract liablility................  $           72,221  $        1,022,783  $          606,703  $        2,092,001

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              PIONEER             PIONEER             PIONEER
                                             STRATEGIC            MID CAP         SELECT MID CAP        PIMCO TOTAL
                                            INCOME FUND         VALUE FUND          GROWTH FUND       RETURN III FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             319,064              51,669               7,799              17,055
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,477,316  $        1,205,823  $          226,437  $          168,866
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        3,423,552  $        1,357,851  $          288,550  $          158,608
   Due from Sponsor Company...........                  --                 114                  --                  --
   Receivable from fund shares sold...             559,840                  --                  59                   3
   Other assets.......................                 124                   1                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,983,516           1,357,966             288,609             158,615
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................             559,863                  --                  88                  15
   Payable for fund shares purchased..                  --                 135                  --                  --
   Other liabilities..................                   1                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             559,864                 136                  88                  15
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,423,652  $        1,357,830  $          288,521  $          158,600
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             214,453              92,840              14,150              14,746
   Minimum unit fair value #*.........  $         15.08071  $         13.18664  $         19.86198  $         10.64486
   Maximum unit fair value #*.........  $         16.53531  $         17.22148  $         20.84779  $         10.83605
   Contract liablility................  $        3,423,652  $        1,357,830  $          288,521  $          158,600

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              PUTNAM              PUTNAM
                                              EQUITY            HIGH YIELD
                                            INCOME FUND       ADVANTAGE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              22,893              222,978
                                        ==================  ===================
     Cost.............................  $          448,401  $         1,357,070
                                        ==================  ===================
     Market value.....................  $          481,671  $         1,337,870
   Due from Sponsor Company...........                 401                  248
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................             482,073            1,338,119
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 429                  266
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................                 430                  266
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          481,643  $         1,337,853
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              28,610               84,044
   Minimum unit fair value #*.........  $         15.31390  $          15.17132
   Maximum unit fair value #*.........  $         19.98838  $          17.44197
   Contract liablility................  $          481,643  $         1,337,853

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(30)  Formerly Managers Cadence Mid-Cap Fund. Change effective April 28,
      2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                      PUTNAM
                                              PUTNAM              PUTNAM           INTERNATIONAL          PUTNAM
                                           INTERNATIONAL         MULTI-CAP            CAPITAL            SMALL CAP
                                            EQUITY FUND         GROWTH FUND     OPPORTUNITIES FUND      GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              20,739                 118              29,578               6,687
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          396,656  $            7,535  $        1,024,432  $          155,735
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          467,880  $            8,986  $        1,002,385  $          199,151
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...               2,174                   4                 302                  44
   Other assets.......................                   2                  --                   5                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             470,056               8,990           1,002,692             199,195
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               2,190                  16                 322                  73
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   1                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,190                  17                 322                  75
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          467,866  $            8,973  $        1,002,370  $          199,120
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,440                 559             103,676              12,788
   Minimum unit fair value #*.........  $         11.07716  $         15.38973  $          8.60206  $         13.39571
   Maximum unit fair value #*.........  $         17.89635  $         18.04281  $         10.09385  $         16.75207
   Contract liablility................  $          467,866  $            8,973  $        1,002,370  $          199,120

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                               ROYCE               ROYCE               ROYCE                RS
                                         TOTAL RETURN FUND    VALUE PLUS FUND       VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              59,496              43,628              71,787              70,979
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          674,717  $          627,432  $          683,897  $        1,942,474
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          637,204  $          620,822  $          638,906  $        2,345,143
   Due from Sponsor Company...........                 492                  --                 152               1,796
   Receivable from fund shares sold...                  --                  61                  --                  --
   Other assets.......................                   1                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             637,697             620,884             639,059           2,346,940
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  80                  --                  --
   Payable for fund shares purchased..                 523                  --                 186               1,796
   Other liabilities..................                  --                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 523                  80                 186               1,798
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          637,174  $          620,804  $          638,873  $        2,345,142
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              21,139              33,639              23,301             121,222
   Minimum unit fair value #*.........  $         29.06975  $         14.23000  $         26.38502  $         19.34586
   Maximum unit fair value #*.........  $         30.99209  $         20.18651  $         28.37713  $         19.34586
   Contract liablility................  $          637,174  $          620,804  $          638,873  $        2,345,142

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             COLUMBIA            COLUMBIA
                                        DIVERSIFIED EQUITY     SMALL/MID CAP
                                            INCOME FUND         VALUE FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (32)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              10,145               32,940
                                        ==================  ===================
     Cost.............................  $          114,176  $           275,864
                                        ==================  ===================
     Market value.....................  $          141,731  $           314,245
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  28                   75
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................             141,760              314,321
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  41                   87
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    2
                                        ------------------  -------------------
   Total liabilities..................                  41                   89
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          141,719  $           314,232
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,991               23,348
   Minimum unit fair value #*.........  $         12.66757  $          13.21790
   Maximum unit fair value #*.........  $         13.41521  $          14.08397
   Contract liablility................  $          141,719  $           314,232

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(32) Formerly Columbia Mid Cap Value Opportunity Fund. Change effective July 7, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

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--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                             COLUMBIA
                                           MULTI-ADVISOR        RIDGEWORTH          RIDGEWORTH          RIDGEWORTH
                                             SMALL CAP        SMALL CAP VALUE      MID-CAP VALUE       TOTAL RETURN
                                            VALUE FUND          EQUITY FUND         EQUITY FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,493             100,450              78,036              69,094
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           15,038  $        1,519,585  $          966,381  $          760,001
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           17,378  $        1,497,715  $        1,058,172  $          760,033
   Due from Sponsor Company...........                  --               1,629                  --               5,576
   Receivable from fund shares sold...                   6                  --              76,402                  --
   Other assets.......................                  --                  --                  --                  24
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              17,384           1,499,344           1,134,574             765,633
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  15                  --              76,414                  --
   Payable for fund shares purchased..                  --               1,646                  --               5,590
   Other liabilities..................                   1                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  16               1,647              76,415               5,590
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           17,368  $        1,497,697  $        1,058,159  $          760,043
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,152              45,437              28,797              62,789
   Minimum unit fair value #*.........  $         14.91568  $         31.99838  $         35.83937  $         11.57381
   Maximum unit fair value #*.........  $         15.55406  $         34.41365  $         37.43872  $         12.20744
   Contract liablility................  $           17,368  $        1,497,697  $        1,058,159  $          760,043

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                         DEUTSCHE
                                            RIDGEWORTH           DEUTSCHE            DEUTSCHE             CAPITAL
                                          LARGE CAP VALUE       REAL ESTATE           EQUITY            GROWTH FUND
                                            EQUITY FUND       SECURITIES FUND      DIVIDEND FUND        SUB-ACCOUNT
                                            SUB-ACCOUNT      SUB-ACCOUNT (33)    SUB-ACCOUNT (34)        (35)(36)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,399               1,115               6,456                   4
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           73,114  $           21,351  $          263,129  $              270
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           73,948  $           26,344  $          298,184  $              252
   Due from Sponsor Company...........                  88                  --                 124                  --
   Receivable from fund shares sold...                  --                  --                  --                   1
   Other assets.......................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              74,036              26,344             298,309                 253
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   1                  --                   1
   Payable for fund shares purchased..                 100                  --                 142                  --
   Other liabilities..................                   1                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 101                   3                 143                   2
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           73,935  $           26,341  $          298,166  $              251
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,639               1,574              26,344                   9
   Minimum unit fair value #*.........  $         15.50432  $         16.73731  $         10.09481  $         26.55754
   Maximum unit fair value #*.........  $         15.96300  $         16.73731  $         12.55353  $         26.55754
   Contract liablility................  $           73,935  $           26,341  $          298,166  $              251

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             DEUTSCHE
                                             ENHANCED
                                         EMERGING MARKETS       SSGA S&P 500
                                           FIXED INCOME          INDEX FUND
                                         SUB-ACCOUNT (37)        SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               3,875                50,899
                                        ===================  ===================
     Cost.............................  $           41,307   $         1,312,418
                                        ===================  ===================
     Market value.....................  $           38,164   $         1,659,809
   Due from Sponsor Company...........                  --                 3,512
   Receivable from fund shares sold...                   7                    --
   Other assets.......................                   1                    --
                                        -------------------  -------------------
   Total assets.......................              38,172             1,663,321
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  20                    --
   Payable for fund shares purchased..                  --                 3,512
   Other liabilities..................                   1                    --
                                        -------------------  -------------------
   Total liabilities..................                  21                 3,512
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           38,151   $         1,659,809
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,542                86,015
   Minimum unit fair value #*.........  $         14.90730   $          17.95979
   Maximum unit fair value #*.........  $         15.34767   $          32.61000
   Contract liablility................  $           38,151   $         1,659,809

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                    --
   Minimum unit fair value #*.........                  --                    --
   Maximum unit fair value #*.........                  --                    --
   Contract liablility................                  --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(33) Formerly DWS RREEF Real Estate Securities Fund. Change effective August 11, 2014.

(34)  Formerly DWS Equity Dividend Fund. Change effective August 11, 2014.

(35)  Formerly DWS Capital Growth Fund. Change effective August 11, 2014.

(36)  Funded as of November 12, 2014.

(37) Formerly DWS Enhanced Emerging Markets Fixed Income Fund. Change effective August 11, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                 DEUTSCHE                               CLEARBRIDGE
                                             DEUTSCHE             GLOBAL            CLEARBRIDGE         AGGRESSIVE
                                          CORE EQUITY VIP       GROWTH FUND      APPRECIATION FUND      GROWTH FUND
                                         SUB-ACCOUNT (38)    SUB-ACCOUNT (39)    SUB-ACCOUNT (40)    SUB-ACCOUNT (41)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              16,873               4,445              11,135               1,265
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          183,707  $          113,635  $          207,042  $          189,248
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          215,299  $          127,665  $          228,385  $          257,987
   Due from Sponsor Company...........                  --                  --                 138                  --
   Receivable from fund shares sold...                  --                  21                  --                   1
   Other assets.......................                   1                   2                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             215,300             127,688             228,523             257,991
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   8                  40                  --                  39
   Payable for fund shares purchased..                  --                  --                 161                  --
   Other liabilities..................                  --                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   8                  41                 163                  39
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          215,292  $          127,647  $          228,360  $          257,952
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,565              11,342              14,518              14,719
   Minimum unit fair value #*.........  $         17.13379  $          9.30241  $         15.39911  $         16.82635
   Maximum unit fair value #*.........  $         17.13379  $         13.02783  $         15.94718  $         19.31555
   Contract liablility................  $          215,292  $          127,647  $          228,360  $          257,952

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            CLEARBRIDGE         CLEARBRIDGE         CLEARBRIDGE          THORNBURG
                                              ALL CAP             MID CAP            SMALL CAP         INTERNATIONAL
                                            VALUE FUND           CORE FUND          GROWTH FUND         VALUE FUND
                                         SUB-ACCOUNT (42)    SUB-ACCOUNT (43)    SUB-ACCOUNT (44)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,753              19,260              23,198             146,774
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           28,452  $          507,639  $          547,958  $        3,991,929
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           28,147  $          584,142  $          655,886  $        3,933,570
   Due from Sponsor Company...........                   2                 190                  --               3,162
   Receivable from fund shares sold...                  --                  --             706,320                  --
   Other assets.......................                   2                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              28,151             584,333           1,362,206           3,936,733
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --             706,357                  --
   Payable for fund shares purchased..                  15                 209                  --               3,200
   Other liabilities..................                   1                  --                   3                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  16                 209             706,360               3,202
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           28,135  $          584,124  $          655,846  $        3,933,531
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,958              17,819              35,267             312,214
   Minimum unit fair value #*.........  $         12.98602  $         31.62061  $         15.26057  $          8.89036
   Maximum unit fair value #*.........  $         14.95025  $         33.03158  $         21.87135  $         20.24536
   Contract liablility................  $           28,135  $          584,124  $          655,846  $        3,933,531

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             THORNBURG           THORNBURG
                                            VALUE FUND       CORE GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              27,054               40,503
                                        ==================  ===================
     Cost.............................  $          955,607  $           792,951
                                        ==================  ===================
     Market value.....................  $        1,353,421  $         1,105,821
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  65                   48
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           1,353,486            1,105,869
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  98                   86
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................                  99                   87
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,353,387  $         1,105,782
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              69,674               67,310
   Minimum unit fair value #*.........  $         12.35646  $          12.79860
   Maximum unit fair value #*.........  $         30.06065  $          31.86781
   Contract liablility................  $        1,353,387  $         1,105,782

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(38)  Formerly DWS Core Equity VIP. Change effective August 11, 2014.

(39)  Formerly DWS Global Growth Fund. Change effective August 11, 2014.

(40) Formerly Legg Mason ClearBridge Appreciation Fund. Change effective March 3, 2014.

(41)  Formerly Legg Mason Aggressive Growth Fund. Change effective March 3,
      2014.

(42) Formerly Legg Mason Partners ClearBridge Fundamental Value Fund. Change effective March 3, 2014.

(43) Formerly Legg Mason ClearBridge Mid Cap Core Fund. Change effective March 3, 2014.

(44) Formerly Legg Mason ClearBridge Small Cap Growth Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                           TIMOTHY PLAN                            T. ROWE PRICE       T. ROWE PRICE
                                           LARGE/MID CAP        UBS DYNAMIC           GROWTH              EQUITY
                                            VALUE FUND          ALPHA FUND          STOCK FUND          INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              11,893                 174             132,161              53,547
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          210,303  $            1,065  $        5,502,193  $        1,514,522
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          223,000  $            1,240  $        6,629,209  $        1,749,388
   Due from Sponsor Company...........                  --                  --              16,590               1,738
   Receivable from fund shares sold...                  42                  --                  --                  --
   Other assets.......................                  --                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             223,042               1,240           6,645,801           1,751,127
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  77                   8                  --                  --
   Payable for fund shares purchased..                  --                  --              16,590               1,745
   Other liabilities..................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  77                   9              16,590               1,745
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          222,965  $            1,231  $        6,629,211  $        1,749,382
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,504                  71             410,260             130,666
   Minimum unit fair value #*.........  $         18.93932  $         17.43988  $         15.56557  $         12.65151
   Maximum unit fair value #*.........  $         20.12146  $         17.43988  $         50.16000  $         32.67000
   Contract liablility................  $          222,965  $            1,231  $        6,629,211  $        1,749,382

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                          RETIREMENT 2010     RETIREMENT 2020     RETIREMENT 2030     RETIREMENT 2040
                                               FUND                FUND                FUND                FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              98,340             485,424             372,925             197,150
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,599,262  $        8,774,094  $        7,425,957  $        3,899,171
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        1,725,870  $        9,912,364  $        8,465,394  $        4,658,663
   Due from Sponsor Company...........                 315                  --                 483               2,645
   Receivable from fund shares sold...                  --              23,030                  --                  --
   Other assets.......................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,726,185           9,935,396           8,465,877           4,661,309
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --              23,043                  --                  --
   Payable for fund shares purchased..                 343                  --                 485               2,659
   Other liabilities..................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 343              23,044                 486               2,659
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,725,842  $        9,912,352  $        8,465,391  $        4,658,650
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             131,425             716,810             597,944             324,978
   Minimum unit fair value #*.........  $         12.78826  $         13.37531  $         13.72863  $         13.98578
   Maximum unit fair value #*.........  $         13.89991  $         14.53783  $         14.92189  $         15.20140
   Contract liablility................  $        1,725,842  $        9,912,352  $        8,465,391  $        4,658,650

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           T. ROWE PRICE       T. ROWE PRICE
                                          RETIREMENT 2050       RETIREMENT
                                               FUND            BALANCED FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (45)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             155,236               32,163
                                        ==================  ===================
     Cost.............................  $        1,724,827  $           438,279
                                        ==================  ===================
     Market value.....................  $        2,052,226  $           477,298
   Due from Sponsor Company...........               3,823                   --
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   28
                                        ------------------  -------------------
   Total assets.......................           2,056,049              477,326
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                    8
   Payable for fund shares purchased..               3,842                   27
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................               3,844                   35
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,052,205  $           477,291
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             143,622               37,374
   Minimum unit fair value #*.........  $         13.96612  $          12.46477
   Maximum unit fair value #*.........  $         15.18002  $          13.54825
   Contract liablility................  $        2,052,205  $           477,291

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(45) Formerly T. Rowe Price Retirement Income Fund. Change effective December 29, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                 VANGUARD            VANGUARD            VANGUARD
                                            UBS GLOBAL           SMALL-CAP            MID-CAP           TOTAL BOND
                                          ALLOCATION FUND       INDEX FUND          INDEX FUND       MARKET INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 219              80,124              16,879             151,214
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            2,246  $        4,290,600  $        2,475,727  $        1,646,328
                                        ==================  ==================  ==================  ==================
     Market value.....................  $            2,443  $        4,476,546  $        2,581,914  $        1,643,695
   Due from Sponsor Company...........                  --               3,694                  --                 481
   Receivable from fund shares sold...                   3                  --                 556                  --
   Other assets.......................                   1                   1                  --                 134
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               2,447           4,480,241           2,582,470           1,644,310
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  10                  --                 556                  --
   Payable for fund shares purchased..                  --               3,694                  --                 481
   Other liabilities..................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  11               3,694                 556                 481
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            2,436  $        4,476,547  $        2,581,914  $        1,643,829
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 213             436,829             247,965             160,851
   Minimum unit fair value #*.........  $         11.22853  $         10.24782  $         10.41241  $         10.21955
   Maximum unit fair value #*.........  $         12.57934  $         10.24782  $         10.41241  $         10.21955
   Contract liablility................  $            2,436  $        4,476,547  $        2,581,914  $        1,643,829

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             VANGUARD             VICTORY             VICTORY             VICTORY
                                            TOTAL STOCK         DIVERSIFIED           SPECIAL          SMALL COMPANY
                                         MARKET INDEX FUND      STOCK FUND          VALUE FUND       OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              48,603              70,635              71,699              94,814
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,407,435  $        1,223,024  $        1,185,033  $        3,310,233
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        2,507,925  $        1,457,913  $        1,601,045  $        3,719,562
   Due from Sponsor Company...........                  --                  --              12,274               1,326
   Receivable from fund shares sold...               3,674               2,067                  --                  --
   Other assets.......................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,511,600           1,459,980           1,613,320           3,720,888
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               3,674               2,102                  --                  --
   Payable for fund shares purchased..                  --                  --              12,307               1,328
   Other liabilities..................                   1                   3                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,675               2,105              12,308               1,329
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,507,925  $        1,457,875  $        1,601,012  $        3,719,559
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             242,858              77,357             106,290             206,980
   Minimum unit fair value #*.........  $         10.32670  $         13.67401  $         11.19472  $         17.10994
   Maximum unit fair value #*.........  $         10.32670  $         21.08210  $         22.33000  $         18.59777
   Contract liablility................  $        2,507,925  $        1,457,875  $        1,601,012  $        3,719,559

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              VICTORY             INVESCO
                                            ESTABLISHED          SMALL CAP
                                            VALUE FUND        DISCOVERY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              67,309              198,687
                                        ==================  ===================
     Cost.............................  $        2,290,148  $         2,129,714
                                        ==================  ===================
     Market value.....................  $        2,266,309  $         2,070,320
   Due from Sponsor Company...........                 172                  334
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................           2,266,481            2,070,655
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 191                  357
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................                 192                  358
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,266,289  $         2,070,297
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              65,766              128,397
   Minimum unit fair value #*.........  $         32.64107  $          15.19700
   Maximum unit fair value #*.........  $         35.10467  $          18.36515
   Contract liablility................  $        2,266,289  $         2,070,297

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-80

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                  INVESCO             INVESCO             INVESCO
                                              INVESCO           EQUITY AND          GROWTH AND            MID CAP
                                           COMSTOCK FUND        INCOME FUND         INCOME FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             238,185           1,752,651              97,929              37,681
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,603,524  $       16,994,879  $        2,120,103  $        1,157,924
                                        ==================  ==================  ==================  ==================
     Market value.....................  $        6,078,493  $       18,157,463  $        2,599,044  $        1,382,878
   Due from Sponsor Company...........                  --                  --                  --               1,016
   Receivable from fund shares sold...                  47             140,328           1,607,354                  --
   Other assets.......................                   2                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,078,542          18,297,791           4,206,398           1,383,895
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  61             140,328           1,607,361                  --
   Payable for fund shares purchased..                  --                  --                  --               1,023
   Other liabilities..................                   1                  --                   3                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  62             140,328           1,607,364               1,026
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,078,480  $       18,157,463  $        2,599,034  $        1,382,869
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             278,238             941,602             167,755              79,383
   Minimum unit fair value #*.........  $         13.81913  $         10.36000  $         13.61785  $         15.91570
   Maximum unit fair value #*.........  $         25.52000  $         24.98296  $         17.33599  $         19.59704
   Contract liablility................  $        6,078,480  $       18,157,463  $        2,599,034  $        1,382,869

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                      MORGAN STANLEY
                                              INVESCO             INVESCO             INVESCO          INSTITUTIONAL
                                           U.S. MORTGAGE         SMALL CAP           AMERICAN           OPPORTUNITY
                                               FUND             VALUE FUND          VALUE FUND           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  21              68,546              23,158               1,576
                                        ==================  ==================  ==================  ==================
     Cost.............................  $              273  $        1,319,149  $          914,233  $           26,269
                                        ==================  ==================  ==================  ==================
     Market value.....................  $              265  $        1,346,249  $          907,790  $           33,624
   Due from Sponsor Company...........                  --                   3                  --                  --
   Receivable from fund shares sold...                   1                  --              75,663                  12
   Other assets.......................                   2                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................                 268           1,346,252             983,453              33,636
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   3                  --              75,682                  38
   Payable for fund shares purchased..                  --                  39                  --                  --
   Other liabilities..................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   3                  40              75,682                  39
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $              265  $        1,346,212  $          907,771  $           33,597
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  21              34,243              24,013               1,789
   Minimum unit fair value #*.........  $         12.66206  $         37.71226  $         35.95501  $         18.55509
   Maximum unit fair value #*.........  $         12.66206  $         40.55822  $         38.66822  $         19.20401
   Contract liablility................  $              265  $        1,346,212  $          907,771  $           33,597

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                   INVESCO
                                           INVESCO VALUE         DIVERSIFIED
                                        OPPORTUNITIES FUND      DIVIDEND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              42,964                27,303
                                        ===================  ===================
     Cost.............................  $          433,149   $           462,998
                                        ===================  ===================
     Market value.....................  $          627,280   $           499,653
   Due from Sponsor Company...........                  --                    95
   Receivable from fund shares sold...               2,250                    --
   Other assets.......................                  --                    --
                                        -------------------  -------------------
   Total assets.......................             629,530               499,748
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               2,270                    --
   Payable for fund shares purchased..                  --                   114
   Other liabilities..................                   1                     1
                                        -------------------  -------------------
   Total liabilities..................               2,271                   115
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          627,259   $           499,633
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              41,463                41,488
   Minimum unit fair value #*.........  $         14.63800   $          10.76636
   Maximum unit fair value #*.........  $         15.13560   $          15.90394
   Contract liablility................  $          627,259   $           499,633

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                    --
   Minimum unit fair value #*.........                  --                    --
   Maximum unit fair value #*.........                  --                    --
   Contract liablility................                  --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-82

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                        WELLS FARGO
                                              INVESCO             INVESCO                                ADVANTAGE
                                             AMERICAN           GLOBAL CORE          VANGUARD          INTERNATIONAL
                                          FRANCHISE FUND        EQUITY FUND       500 INDEX FUND        EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              44,710               2,089              23,950               5,157
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          714,760  $           28,663  $        4,360,644  $           56,112
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          745,308  $           28,521  $        4,547,904  $           56,056
   Due from Sponsor Company...........                 570                 134               3,627                  --
   Receivable from fund shares sold...                  --                  --                  --                   4
   Other assets.......................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             745,878              28,656           4,551,531              56,061
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  16
   Payable for fund shares purchased..                 614                 145               3,627                  --
   Other liabilities..................                   2                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 616                 147               3,628                  16
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          745,262  $           28,509  $        4,547,903  $           56,045
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              49,875               2,515             439,625               4,874
   Minimum unit fair value #*.........  $         14.58456  $         11.29809  $         10.34496  $         10.87000
   Maximum unit fair value #*.........  $         15.08029  $         11.61741  $         10.34496  $         11.53333
   Contract liablility................  $          745,262  $           28,509  $        4,547,903  $           56,045

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                             COLUMBIA SELIGMAN
                                            WELLS FARGO       COMMUNICATIONS     COLUMBIA SELIGMAN        TIAA-CREF
                                             ADVANTAGE              AND               GLOBAL           LARGE CAP VALUE
                                          CORE BOND FUND     INFORMATION FUND     TECHNOLOGY FUND        INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,053              10,629               5,327                  760
                                        ==================  ==================  ===================  ==================
     Cost.............................  $           65,978  $          503,859  $          125,483   $           13,193
                                        ==================  ==================  ===================  ==================
     Market value.....................  $           66,200  $          592,371  $          152,511   $           13,618
   Due from Sponsor Company...........                  56                  --                  --                   16
   Receivable from fund shares sold...                  --                  57                  34                   --
   Other assets.......................                   3                  --                   1                    1
                                        ------------------  ------------------  -------------------  ------------------
   Total assets.......................              66,259             592,428             152,546               13,635
                                        ------------------  ------------------  -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 101                  63                   --
   Payable for fund shares purchased..                  64                  --                  --                   30
   Other liabilities..................                  --                   4                   2                   --
                                        ------------------  ------------------  -------------------  ------------------
   Total liabilities..................                  64                 105                  65                   30
                                        ------------------  ------------------  -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           66,195  $          592,323  $          152,481   $           13,605
                                        ==================  ==================  ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,735              31,124               8,468                  822
   Minimum unit fair value #*.........  $         11.37902  $         18.16139  $         17.48501   $         16.26401
   Maximum unit fair value #*.........  $         11.69091  $         24.58345  $         18.76055   $         16.62978
   Contract liablility................  $           66,195  $          592,323  $          152,481   $           13,605

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --


                                             TIAA-CREF
                                             LARGE CAP           TIAA-CREF
                                            GROWTH FUND       BOND INDEX FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (46)
                                        ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,912               1,008
                                        ==================  ==================
     Cost.............................  $           51,358  $           10,924
                                        ==================  ==================
     Market value.....................  $           61,124  $           11,008
   Due from Sponsor Company...........                   3                  --
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                  --                  --
                                        ------------------  ------------------
   Total assets.......................              61,127              11,008
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  14
   Payable for fund shares purchased..                  25                  --
   Other liabilities..................                   3                   1
                                        ------------------  ------------------
   Total liabilities..................                  28                  15
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           61,099  $           10,993
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,718               1,048
   Minimum unit fair value #*.........  $         16.12939  $         10.28918
   Maximum unit fair value #*.........  $         16.49214  $         10.52071
   Contract liablility................  $           61,099  $           10,993

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liablility................                  --                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(46)  Funded as of June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-84

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                             TIAA-CREF          MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                              EQUITY          RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                            INDEX FUND           2015 FUND           2020 FUND           2025 FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (47)    SUB-ACCOUNT (48)    SUB-ACCOUNT (49)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               9,654              36,998              65,071              60,361
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          142,032  $          443,914  $          816,677  $          769,754
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          151,958  $          421,408  $          791,261  $          728,553
   Due from Sponsor Company...........                   8                  --                 214               1,555
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   1                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             151,966             421,409             791,476             730,110
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  14                  --                  --
   Payable for fund shares purchased..                  26                  17                 235               1,568
   Other liabilities..................                   3                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  29                  31                 235               1,568
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          151,937  $          421,378  $          791,241  $          728,542
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,243              41,376              77,749              71,538
   Minimum unit fair value #*.........  $         16.17829  $         10.13545  $         10.14561  $         10.15287
   Maximum unit fair value #*.........  $         16.54214  $         10.20013  $         10.19953  $         10.19601
   Contract liablility................  $          151,937  $          421,378  $          791,241  $          728,542

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            MASSMUTUAL          MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                             2030 FUND           2035 FUND           2040 FUND           2045 FUND
                                         SUB-ACCOUNT (50)    SUB-ACCOUNT (51)    SUB-ACCOUNT (52)    SUB-ACCOUNT (53)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              66,514              47,526              47,579              30,319
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          867,676  $          622,440  $          627,733  $          401,197
                                        ==================  ==================  ==================  ==================
     Market value.....................  $          825,444  $          591,227  $          584,272  $          376,865
   Due from Sponsor Company...........                  55                 441               1,287                 244
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             825,500             591,668             585,560             377,109
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                  76                 456               1,314                 272
   Other liabilities..................                  --                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  76                 457               1,315                 273
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          825,424  $          591,211  $          584,245  $          376,836
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              81,100              58,006              57,337              36,862
   Minimum unit fair value #*.........  $         10.14620  $         10.16443  $         10.16764  $         10.18711
   Maximum unit fair value #*.........  $         10.20012  $         10.22929  $         10.22168  $         10.25212
   Contract liablility................  $          825,424  $          591,211  $          584,245  $          376,836

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)
                                             2050 FUND      IN RETIREMENT FUND
                                         SUB-ACCOUNT (54)    SUB-ACCOUNT (55)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              30,628                  584
                                        ==================  ===================
     Cost.............................  $          306,970  $             6,574
                                        ==================  ===================
     Market value.....................  $          272,899  $             6,366
   Due from Sponsor Company...........                 307                   --
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................             273,207                6,366
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                    3
   Payable for fund shares purchased..                 321                   --
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................                 321                    4
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          272,886  $             6,362
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,706                  630
   Minimum unit fair value #*.........  $         10.19644  $          10.09243
   Maximum unit fair value #*.........  $         10.23977  $          10.09243
   Contract liablility................  $          272,886  $             6,362

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(47)  Funded as of June 20, 2014.

(48)  Funded as of June 23, 2014.

(49)  Funded as of June 23, 2014.

(50)  Funded as of June 23, 2014.

(51)  Funded as of June 20, 2014.

(52)  Funded as of June 23, 2014.

(53)  Funded as of June 23, 2014.

(54)  Funded as of June 23, 2014.

(55)  Funded as of July 24, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-86

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--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                            MASSMUTUAL                              CLEARBRIDGE          OAK RIDGE
                                          RETIRESMART(SM)    AMERICAN CENTURY        SMALL CAP           SMALL CAP
                                               2055            HERITAGE FUND        VALUE FUND          GROWTH FUND
                                         SUB-ACCOUNT (31)       SUB-ACCOUNT      SUB-ACCOUNT (20)    SUB-ACCOUNT (21)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,742              28,202                 602              16,220
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           29,781  $          666,261  $           12,011  $          609,385
                                        ==================  ==================  ==================  ==================
     Market value.....................  $           28,461  $          630,595  $           13,079  $          620,108
   Due from Sponsor Company...........                   3                  --                  --                  54
   Receivable from fund shares sold...                  --                  47                   2                  --
   Other assets.......................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              28,464             630,644              13,081             620,162
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  87                   8                  --
   Payable for fund shares purchased..                   6                  --                  --                  79
   Other liabilities..................                   2                   1                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   8                  88                   8                  83
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           28,456  $          630,556  $           13,073  $          620,079
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,790              57,458                 862              56,974
   Minimum unit fair value #*.........  $         10.19600  $         10.91523  $         15.07976  $         10.87432
   Maximum unit fair value #*.........  $         10.23933  $         22.36000  $         15.87345  $         10.89108
   Contract liablility................  $           28,456  $          630,556  $           13,073  $          620,079

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             HIMCO VIT                                                    RUSSELL
                                            INDEX FUND        MM S&P MID CAP     RUSSELL BALANCED      CONSERVATIVE
                                            SUB-ACCOUNT         INDEX FUND         STRATEGY FUND       STRATEGY FUND
                                             (22)(23)        SUB-ACCOUNT (24)    SUB-ACCOUNT (25)    SUB-ACCOUNT (13)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             276,289                  15              23,257               1,697
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       10,354,413  $              197  $          284,125  $           18,801
                                        ==================  ==================  ==================  ==================
     Market value.....................  $       11,329,113  $              197  $          283,969  $           18,259
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  79                   1                 111                  15
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          11,329,193                 198             284,080              18,274
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  95                   1                 123                  25
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   5                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 100                   3                 124                  26
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       11,329,093  $              195  $          283,956  $           18,248
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,028,691                  18              27,843               1,811
   Minimum unit fair value #*.........  $         10.91758  $         10.77419  $         10.19713  $         10.07515
   Maximum unit fair value #*.........  $         10.95390  $         10.77419  $         10.22004  $         10.09779
   Contract liablility................  $       11,253,798  $              195  $          283,956  $           18,248

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               4,863                  --                  --                  --
   Minimum unit fair value #*.........  $         15.48430                  --                  --                  --
   Maximum unit fair value #*.........  $         15.48430                  --                  --                  --
   Contract liablility................  $           75,295                  --                  --                  --

                                              RUSSELL             RUSSELL
                                              GROWTH             MODERATE
                                           STRATEGY FUND       STRATEGY FUND
                                         SUB-ACCOUNT (14)    SUB-ACCOUNT (15)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              33,746               24,330
                                        ==================  ===================
     Cost.............................  $          401,225  $           288,727
                                        ==================  ===================
     Market value.....................  $          401,577  $           284,413
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                 223                   57
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             401,800              284,470
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 231                   62
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   2                    1
                                        ------------------  -------------------
   Total liabilities..................                 233                   63
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          401,567  $           284,407
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              39,365               28,075
   Minimum unit fair value #*.........  $         10.19745  $          10.12551
   Maximum unit fair value #*.........  $         10.20254  $          10.13056
   Contract liablility................  $          401,567  $           284,407

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(13) Formerly Life Points Conservative Strategy Fund. Change effective October 1, 2014.

(14)  Formerly Life Points Growth Strategy Fund. Change effective October 1,
      2014.

(15) Formerly Life Points Moderate Strategy Fund. Change effective October 1, 2014.

(20) Formerly Legg Mason Partners ClearBridge Small Cap Value Fund. Change effective March 3, 2014.

(21) Effective October 17, 2014 Pioneer Oak Ridge Small Cap Growth Fund merged with Oak Ridge Small Cap Growth Fund.

(22) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(23)  Funded as of October 20, 2014

(24)  Funded as of December 10, 2014.

(25) Formerly Life Points Balanced Strategy Fund. Change effective October 1, 2014.

(31)  Funded as of June 25, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-88

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                  PIMCO                 PIMCO
                                                                                            TOTAL RETURN FUND     REAL RETURN FUND
                                                                                               SUB-ACCOUNT           SUB-ACCOUNT
                                                                                           -------------------   -------------------
ASSETS:
   Investments:
     Number of shares...................................................................             3,301,717             1,976,617
                                                                                           ===================   ===================
     Cost...............................................................................   $        36,353,259   $        22,716,603
                                                                                           ===================   ===================
     Market value.......................................................................   $        35,196,305   $        21,584,662
   Due from Sponsor Company.............................................................                 4,790                 3,213
   Receivable from fund shares sold.....................................................                81,712                 1,431
   Other assets.........................................................................                   637                    --
                                                                                           -------------------   -------------------
   Total assets.........................................................................            35,283,444            21,589,306
                                                                                           -------------------   -------------------

LIABILITIES:
   Due to Sponsor.......................................................................                81,712                 1,431
   Payable for fund shares purchased....................................................                 4,790                 3,213
   Other liabilities....................................................................                    --                    24
                                                                                           -------------------   -------------------
   Total liabilities....................................................................                86,502                 4,668
                                                                                           -------------------   -------------------

NET ASSETS:
   For contract liabilities.............................................................   $        35,196,942   $        21,584,638
                                                                                           ===================   ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #........................................................             2,367,802             1,581,966
   Minimum unit fair value #*...........................................................   $          10.66000   $          10.92000
   Maximum unit fair value #*...........................................................   $          16.06213   $          15.81418
   Contract liablility..................................................................   $        35,196,942   $        21,584,638

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #........................................................                    --                    --
   Minimum unit fair value #*...........................................................                    --                    --
   Maximum unit fair value #*...........................................................                    --                    --
   Contract liablility..................................................................                    --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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
---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                          AMERICAN CENTURY       AMERICAN             AMERICAN
                                                                               EQUITY           CENTURY VP           CENTURY VP
                                                                             INCOME FUND        GROWTH FUND         ULTRA(R) FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         660,981   $          66,999    $             126
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................           (128,702)             (9,143)                (831)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................           (128,702)             (9,143)                (831)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................            532,279              57,856                 (705)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            749,573             166,986                  915
   Net realized gain distributions.....................................          2,184,393           5,111,835               10,932
   Change in unrealized appreciation (depreciation) during the period..           (143,896)         (2,780,943)                (392)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................          2,790,070           2,497,878               11,455
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $       3,322,349   $       2,555,734    $          10,750
                                                                         ==================  ==================  ===================


                                                                              AMERICAN            AMERICAN
                                                                             CENTURY VP          CENTURY VP
                                                                            BALANCED FUND    INTERNATIONAL FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (1)
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,854    $              --
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,304)                 (32)
                                                                         ------------------  -------------------
     Total expenses....................................................             (1,304)                 (32)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................              1,550                  (32)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              6,694                   --
   Net realized gain distributions.....................................             11,961                   --
   Change in unrealized appreciation (depreciation) during the period..             (3,436)                (668)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             15,219                 (668)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          16,769    $            (700)
                                                                         ==================  ===================

                                                                                                   AMERICAN
                                                                          AMERICAN CENTURY        CENTURY VP
                                                                              SMALL CAP          LARGE COMPANY
                                                                             VALUE FUND           VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          23,752   $             520
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,696)               (381)
                                                                         -------------------  ------------------
     Total expenses....................................................              (2,696)               (381)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................              21,056                 139
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              18,221               1,862
   Net realized gain distributions.....................................             516,864                  --
   Change in unrealized appreciation (depreciation) during the period..            (379,461)              3,059
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             155,624               4,921
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         176,680   $           5,060
                                                                         ===================  ==================


                                                                          AMERICAN CENTURY     AMERICAN CENTURY
                                                                         INFLATION-ADJUSTED         EQUITY
                                                                              BOND FUND           GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,569    $             526
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,524)                (660)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,524)                (660)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                  45                 (134)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (614)              14,474
   Net realized gain distributions.....................................                 437                4,883
   Change in unrealized appreciation (depreciation) during the period..               2,419              (13,952)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               2,242                5,405
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           2,287    $           5,271
                                                                         ===================  ===================

                                                                              AMERICAN
                                                                             CENTURY VP
                                                                              INCOME &
                                                                             GROWTH FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           5,945
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,023)
                                                                         ------------------
     Total expenses....................................................             (2,023)
                                                                         ------------------
     Net investment income (loss)......................................              3,922
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             12,516
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..             16,395
                                                                         ------------------
     Net gain (loss) on investments....................................             28,911
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          32,833
                                                                         ==================

(1)   Funded as of June 20, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-92

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              AMERICAN             AMERICAN
                                                                             CENTURY VP           CENTURY VP
                                                                             ULTRA FUND           VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           2,031    $          12,114
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (3,982)              (5,493)
                                                                         -------------------  -------------------
     Total expenses....................................................              (3,982)              (5,493)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,951)               6,621
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,740               10,792
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..              46,836               73,982
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              53,576               84,774
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          51,625    $          91,395
                                                                         ===================  ===================

                                                                              AMERICAN
                                                                             CENTURY VP          INVESCO V.I.
                                                                               MID CAP             SMALL CAP
                                                                             VALUE FUND           EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           2,346    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,026)              (1,655)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,026)              (1,655)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 320               (1,655)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               4,845               30,846
   Net realized gain distributions.....................................              25,654               19,061
   Change in unrealized appreciation (depreciation) during the period..               5,289              (46,149)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              35,788                3,758
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          36,108    $           2,103
                                                                         ===================  ===================


                                                                            INVESCO V.I.            INVESCO
                                                                             DIVERSIFIED           EUROPEAN
                                                                            DIVIDEND FUND         GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           3,192    $           9,258
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,202)              (2,880)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,202)              (2,880)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               1,990                6,378
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              15,922               24,274
   Net realized gain distributions.....................................                  --               21,125
   Change in unrealized appreciation (depreciation) during the period..                 701              (96,551)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              16,623              (51,152)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          18,613    $         (44,774)
                                                                         ===================  ===================


                                                                               INVESCO              INVESCO
                                                                            INTERNATIONAL           MID CAP
                                                                             GROWTH FUND       CORE EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          18,125    $              14
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,017)              (2,148)
                                                                         -------------------  -------------------
     Total expenses....................................................              (7,017)              (2,148)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              11,108               (2,134)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             119,260                8,745
   Net realized gain distributions.....................................              43,630               25,648
   Change in unrealized appreciation (depreciation) during the period..            (144,744)             (20,304)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              18,146               14,089
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          29,254    $          11,955
                                                                         ===================  ===================


                                                                               INVESCO
                                                                              SMALL CAP             INVESCO
                                                                             GROWTH FUND       REAL ESTATE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $          48,857
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (6,977)             (26,771)
                                                                         -------------------  -------------------
     Total expenses....................................................              (6,977)             (26,771)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (6,977)              22,086
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             223,181               79,595
   Net realized gain distributions.....................................             166,560              240,687
   Change in unrealized appreciation (depreciation) during the period..            (298,530)             951,138
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              91,211            1,271,420
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          84,234    $       1,293,506
                                                                         ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-94

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                               INVESCO              INVESCO
                                                                              SMALL CAP           DEVELOPING
                                                                             EQUITY FUND         MARKETS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $           11,085
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,833)              (4,813)
                                                                         -------------------  -------------------
     Total expenses....................................................              (4,833)              (4,813)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (4,833)               6,272
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              14,753                1,747
   Net realized gain distributions.....................................             109,226               18,674
   Change in unrealized appreciation (depreciation) during the period..            (100,787)             (85,542)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              23,192              (65,121)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           18,359   $          (58,849)
                                                                         ===================  ===================

                                                                          AMERICAN CENTURY     AMERICAN CENTURY
                                                                             DIVERSIFIED          PRIME MONEY
                                                                              BOND FUND           MARKET FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             961    $              75
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (513)              (3,188)
                                                                         -------------------  -------------------
     Total expenses....................................................                (513)              (3,188)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 448               (3,113)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (760)                  --
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..               2,257                   --
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,497                   --
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,945    $          (3,113)
                                                                         ===================  ===================

                                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                            DOMINI SOCIAL          GLOBAL           2055 RETIREMENT
                                                                             EQUITY FUND          BOND FUND            STRATEGY
                                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           4,927   $           1,505   $             148
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,438)               (271)                (62)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,438)               (271)                (62)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               3,489               1,234                  86
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  44                  55                   7
   Net realized gain distributions.....................................              49,715                  21                 771
   Change in unrealized appreciation (depreciation) during the period..             (23,721)                334                (712)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              26,038                 410                  66
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          29,527   $           1,644   $             152
                                                                         ===================  ==================  ==================

                                                                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                           2050 RETIREMENT       GLOBAL RISK
                                                                              STRATEGY         ALLOCATION FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,409   $           14,306
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (551)              (1,675)
                                                                         ------------------  -------------------
     Total expenses....................................................               (551)              (1,675)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................                858               12,631
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 94                1,854
   Net realized gain distributions.....................................              9,016                8,976
   Change in unrealized appreciation (depreciation) during the period..             (8,672)             (11,233)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................                438                 (403)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           1,296   $           12,228
                                                                         ==================  ===================

                                                                          ALLIANCEBERNSTEIN
                                                                           VPS GROWTH AND
                                                                          INCOME PORTFOLIO
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              662
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (632)
                                                                         -------------------
     Total expenses....................................................                (632)
                                                                         -------------------
     Net investment income (loss)......................................                  30
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               2,619
   Net realized gain distributions.....................................               4,077
   Change in unrealized appreciation (depreciation) during the period..                 201
                                                                         -------------------
     Net gain (loss) on investments....................................               6,897
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $            6,927
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-96

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                          VPS INTERNATIONAL   VPS INTERNATIONAL
                                                                          GROWTH PORTFOLIO     VALUE PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           39,117
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,632)             (12,674)
                                                                         ------------------  -------------------
     Total expenses....................................................             (3,632)             (12,674)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             (3,632)              26,443
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             24,592              (63,131)
   Net realized gain distributions.....................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period..            (25,682)             (66,941)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             (1,090)            (130,072)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (4,722)  $         (103,629)
                                                                         ==================  ===================

                                                                          ALLIANCEBERNSTEIN
                                                                             VPS GLOBAL        ALLIANCEBERNSTEIN
                                                                           VALUE PORTFOLIO        GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            3,380   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (795)                (207)
                                                                         -------------------  -------------------
     Total expenses....................................................                (795)                (207)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               2,585                 (207)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               1,813                  537
   Net realized gain distributions.....................................                  --                2,065
   Change in unrealized appreciation (depreciation) during the period..                 955                1,886
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               2,768                4,488
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            5,353   $            4,281
                                                                         ===================  ===================

                                                                          ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                              DISCOVERY            DISCOVERY
                                                                             GROWTH FUND          VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $            4,549
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,680)              (8,361)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,680)              (8,361)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,680)              (3,812)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               1,345               24,754
   Net realized gain distributions.....................................              15,432              128,768
   Change in unrealized appreciation (depreciation) during the period..             (11,000)             (73,244)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               5,777               80,278
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           4,097   $           76,466
                                                                         ===================  ===================

                                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                         ALLIANCEBERNSTEIN     2015 RETIREMENT      2025 RETIREMENT
                                                                            VALUE FUND            STRATEGY             STRATEGY
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             110   $            3,667   $           7,793
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (49)              (1,171)             (2,709)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................                (49)              (1,171)             (2,709)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................                 61                2,496               5,084
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                793                2,500                 653
   Net realized gain distributions.....................................                 --                   --                  --
   Change in unrealized appreciation (depreciation) during the period..               (572)              (2,675)             (1,531)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................                221                 (175)               (878)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             282   $            2,321   $           4,206
                                                                         ==================  ===================  ==================

                                                                          ALLIANCEBERNSTEIN
                                                                           2035 RETIREMENT
                                                                              STRATEGY
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            6,287
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,539)
                                                                         -------------------
     Total expenses....................................................              (2,539)
                                                                         -------------------
     Net investment income (loss)......................................               3,748
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               9,931
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..              (7,443)
                                                                         -------------------
     Net gain (loss) on investments....................................               2,488
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $            6,236
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-98

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                          ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                           2045 RETIREMENT           HIGH
                                                                              STRATEGY            INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           4,221    $          27,979
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,567)              (2,314)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,567)              (2,314)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               2,654               25,665
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               5,390               (2,269)
   Net realized gain distributions.....................................               6,654                3,448
   Change in unrealized appreciation (depreciation) during the period..             (10,620)             (17,670)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,424              (16,491)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           4,078    $           9,174
                                                                         ===================  ===================

                                                                          ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                           2010 RETIREMENT      2020 RETIREMENT
                                                                              STRATEGY             STRATEGY
                                                                           SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $          12,915
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (16)              (4,341)
                                                                         -------------------  -------------------
     Total expenses....................................................                 (16)              (4,341)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 (16)               8,574
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,978               16,346
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..              (3,920)             (14,132)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                  58                2,214
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $              42    $          10,788
                                                                         ===================  ===================

                                                                          ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                           2030 RETIREMENT      2040 RETIREMENT
                                                                              STRATEGY             STRATEGY
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          15,086    $           7,797
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (5,200)              (2,515)
                                                                         -------------------  -------------------
     Total expenses....................................................              (5,200)              (2,515)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               9,886                5,282
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              20,720                8,130
   Net realized gain distributions.....................................                  --                4,774
   Change in unrealized appreciation (depreciation) during the period..             (21,781)             (10,574)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (1,061)               2,330
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           8,825   $            7,612
                                                                         ===================  ===================

                                                                                                AMERICAN FUNDS
                                                                           AMERICAN FUNDS          AMERICAN
                                                                             AMCAP FUND          BALANCED FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $           87,635
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (25,998)             (66,021)
                                                                         -------------------  -------------------
     Total expenses....................................................             (25,998)             (66,021)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (25,998)              21,614
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             371,267              412,859
   Net realized gain distributions.....................................             322,229              417,889
   Change in unrealized appreciation (depreciation) during the period..            (282,141)            (311,831)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             411,355              518,917
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          385,357   $          540,531
                                                                         ===================  ===================

                                                                           AMERICAN FUNDS       AMERICAN FUNDS
                                                                           CAPITAL INCOME         EUROPACIFIC
                                                                               BUILDER            GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          892,755   $          349,752
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (170,647)            (127,322)
                                                                         -------------------  -------------------
     Total expenses....................................................            (170,647)            (127,322)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             722,108              222,430
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             740,138              935,752
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..            (313,922)          (2,153,975)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             426,216           (1,218,223)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $        1,148,324   $         (995,793)
                                                                         ===================  ===================

(2)   Not funded as of December 31, 2014



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-100

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                           AMERICAN FUNDS      AMERICAN FUNDS     AMERICAN FUNDS
                                                                             FUNDAMENTAL             NEW           THE BOND FUND
                                                                           INVESTORS FUND     PERSPECTIVE FUND      OF AMERICA
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         240,538    $         17,817   $          96,048
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................           (125,928)            (51,426)            (44,560)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................           (125,928)            (51,426)            (44,560)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            114,610             (33,609)             51,488
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          1,631,223             386,774              66,701
   Net realized gain distributions.....................................          1,102,395             421,513                  --
   Change in unrealized appreciation (depreciation) during the period..         (1,584,073)           (636,197)            105,513
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................          1,149,545             172,090             172,214
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $       1,264,155    $        138,481   $         223,702
                                                                         ==================  ==================  ==================

                                                                                                                  AMERICAN FUNDS
                                                                           AMERICAN FUNDS      AMERICAN FUNDS     THE INVESTMENT
                                                                           THE GROWTH FUND     THE INCOME FUND        COMPANY
                                                                             OF AMERICA          OF AMERICA         OF AMERICA
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          11,561    $        437,108   $         134,106
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................           (276,270)            (98,256)            (74,307)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................           (276,270)            (98,256)            (74,307)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................           (264,709)            338,852              59,799
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          2,234,316             552,108             813,327
   Net realized gain distributions.....................................          3,664,180                  --             742,435
   Change in unrealized appreciation (depreciation) during the period..         (2,423,196)             14,579            (679,385)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................          3,475,300             566,687             876,377
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $       3,210,591    $        905,539   $         936,176
                                                                         ==================  ==================  ==================

                                                                                              AMERICAN FUNDS
                                                                           AMERICAN FUNDS       WASHINGTON        AMERICAN FUNDS
                                                                               THE NEW            MUTUAL             AMERICAN
                                                                            ECONOMY FUND      INVESTORS FUND        MUTUAL FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           6,521   $          75,493   $          78,768
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (18,730)            (35,729)            (25,875)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (18,730)            (35,729)            (25,875)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            (12,209)             39,764              52,893
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            236,270             233,262             192,351
   Net realized gain distributions.....................................            215,578             223,703             166,345
   Change in unrealized appreciation (depreciation) during the period..           (349,201)            (70,956)            103,640
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            102,647             386,009             462,336
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          90,438   $         425,773   $         515,229
                                                                         ==================  ==================  ==================

                                                                           AMERICAN FUNDS
                                                                            CAPITAL WORLD
                                                                              GROWTH &
                                                                             INCOME FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $        568,014
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................           (156,275)
                                                                         ------------------
     Total expenses....................................................           (156,275)
                                                                         ------------------
     Net investment income (loss)......................................            411,739
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          1,037,404
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..           (611,662)
                                                                         ------------------
     Net gain (loss) on investments....................................            425,742
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...   $        837,481
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-102

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                           AMERICAN FUNDS
                                                                              SMALLCAP              ARIEL
                                                                             WORLD FUND       APPRECIATION FUND      ARIEL FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           1,131   $           1,009
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (6,794)             (1,262)             (1,548)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (6,794)             (1,262)             (1,548)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (6,794)               (131)               (539)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             63,319               8,997              25,420
   Net realized gain distributions.....................................             83,979              17,015              21,121
   Change in unrealized appreciation (depreciation) during the period..           (134,828)            (13,978)            (28,369)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             12,470              12,034              18,172
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           5,676   $          11,903   $          17,633
                                                                         ==================  ==================  ==================

                                                                              ARTISAN                                 AVE MARIA
                                                                              MID CAP            AVE MARIA             RISING
                                                                            VALUE FUND       OPPORTUNITY FUND       DIVIDEND FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          37,695   $              --    $          16,517
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (5,229)               (886)              (9,288)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (5,229)               (886)              (9,288)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             32,466                (886)               7,229
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             87,744               1,734              134,067
   Net realized gain distributions.....................................            546,713               5,695              124,867
   Change in unrealized appreciation (depreciation) during the period..           (607,084)            (13,958)            (125,673)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             27,373              (6,529)             133,261
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          59,839   $          (7,415)   $         140,490
                                                                         ==================  ==================  ===================


                                                                              AVE MARIA          LIFEPATH 2020
                                                                             GROWTH FUND           PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $          356,417
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,667)             (83,869)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,667)             (83,869)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (2,667)             272,548
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,041              234,368
   Net realized gain distributions.....................................              41,451            2,459,210
   Change in unrealized appreciation (depreciation) during the period..             (24,831)          (1,925,586)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              22,661              767,992
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          19,994   $        1,040,540
                                                                         ===================  ===================


                                                                            LIFEPATH 2030       LIFEPATH 2040
                                                                              PORTFOLIO           PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         367,346   $         327,985
                                                                         ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................           (115,456)           (105,496)
                                                                         ------------------  ------------------
     Total expenses....................................................           (115,456)           (105,496)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................            251,890             222,489
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            294,526             322,069
   Net realized gain distributions.....................................          2,975,127           2,811,911
   Change in unrealized appreciation (depreciation) during the period..         (2,485,272)         (2,370,848)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................            784,381             763,132
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $       1,036,271   $         985,621
                                                                         ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-104

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             LIFEPATH                                BLACKROCK
                                                                            RETIREMENT         LIFEPATH 2050       LIFEPATH 2025
                                                                             PORTFOLIO           PORTFOLIO             FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          86,647   $          31,237   $           6,963
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (20,982)             (9,789)             (4,001)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (20,982)             (9,789)             (4,001)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             65,665              21,448               2,962
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             31,849              25,208               3,012
   Net realized gain distributions.....................................            498,093             295,235              38,444
   Change in unrealized appreciation (depreciation) during the period..           (373,061)           (252,708)            (41,299)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            156,881              67,735                 157
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         222,546   $          89,183   $           3,119
                                                                         ==================  ==================  ==================

                                                                              BLACKROCK           BLACKROCK           BLACKROCK
                                                                            LIFEPATH 2035       LIFEPATH 2045       LIFEPATH 2055
                                                                                FUND                FUND                FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,088   $           1,294   $             397
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (746)               (702)               (189)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (746)               (702)               (189)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 342                 592                 208
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 981               1,554               1,417
   Net realized gain distributions.....................................               5,725               6,487               2,112
   Change in unrealized appreciation (depreciation) during the period..              (5,933)             (7,207)             (2,639)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 773                 834                 890
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,115   $           1,426   $           1,098
                                                                         ===================  ==================  ==================

                                                                                                 BLACKROCK           BLACKROCK
                                                                               BARON          U.S. GOVERNMENT         EQUITY
                                                                          SMALL CAP FUND      BOND PORTFOLIO       DIVIDEND FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           4,903   $          77,571
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,059)             (1,760)            (26,063)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,059)             (1,760)            (26,063)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (1,059)              3,143              51,508
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             63,086                (671)            212,691
   Net realized gain distributions.....................................            189,059                 433             201,723
   Change in unrealized appreciation (depreciation) during the period..           (190,835)              9,139             (77,905)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             61,310               8,901             336,509
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          60,251   $          12,044   $         388,017
                                                                         ==================  ==================  ==================

                                                                             BLACKROCK
                                                                              CAPITAL
                                                                         APPRECIATION FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,662)
                                                                         ------------------
     Total expenses....................................................             (2,662)
                                                                         ------------------
     Net investment income (loss)......................................             (2,662)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             23,973
   Net realized gain distributions.....................................             61,376
   Change in unrealized appreciation (depreciation) during the period..            (62,739)
                                                                         ------------------
     Net gain (loss) on investments....................................             22,610
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          19,948
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-106

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              BLACKROCK
                                                                              FLEXIBLE          CALVERT VP SRI
                                                                             EQUITY FUND      BALANCED PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            2,640   $            8,014
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,087)              (3,522)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,087)              (3,522)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               1,553                4,492
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,936                2,335
   Net realized gain distributions.....................................              13,939               35,034
   Change in unrealized appreciation (depreciation) during the period..             (19,742)                 708
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (1,867)              38,077
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $             (314)  $           42,569
                                                                         ===================  ===================



                                                                           CALVERT EQUITY        CALVERT BOND
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            2,103   $           52,170
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (31,749)             (15,439)
                                                                         -------------------  -------------------
     Total expenses....................................................             (31,749)             (15,439)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (29,646)              36,731
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             209,919                6,348
   Net realized gain distributions.....................................             505,729                   --
   Change in unrealized appreciation (depreciation) during the period..            (168,541)              70,854
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             547,107               77,202
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          517,461   $          113,933
                                                                         ===================  ===================


                                                                                                   COLUMBIA
                                                                               CALVERT            CONTRARIAN
                                                                             INCOME FUND           CORE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          24,346    $           5,079
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,979)              (5,845)
                                                                         -------------------  -------------------
     Total expenses....................................................              (7,979)              (5,845)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              16,367                 (766)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               9,964              104,237
   Net realized gain distributions.....................................                  --               68,858
   Change in unrealized appreciation (depreciation) during the period..               6,778              (56,127)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              16,742              116,968
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          33,109    $         116,202
                                                                         ===================  ===================

                                                                                                                  COLUMBIA MARSICO
                                                                         COLUMBIA MARSICO        COLUMBIA           INTERNATIONAL
                                                                           21ST CENTURY          SMALL CAP          OPPORTUNITIES
                                                                               FUND            VALUE I FUND             FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $             376   $              24
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,019)               (831)               (102)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,019)               (831)               (102)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (1,019)               (455)                (78)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              5,819                 289                 101
   Net realized gain distributions.....................................                 --              13,787                  --
   Change in unrealized appreciation (depreciation) during the period..              1,794             (11,537)               (728)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              7,613               2,539                (627)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           6,594   $           2,084   $            (705)
                                                                         ==================  ==================  ==================


                                                                              COLUMBIA
                                                                               MID CAP
                                                                             VALUE FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            4,586
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,537)
                                                                         -------------------
     Total expenses....................................................             (10,537)
                                                                         -------------------
     Net investment income (loss)......................................              (5,951)
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              94,680
   Net realized gain distributions.....................................             175,060
   Change in unrealized appreciation (depreciation) during the period..            (167,629)
                                                                         -------------------
     Net gain (loss) on investments....................................             102,111
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $           96,160
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-108

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              COLUMBIA        COLUMBIA MARSICO      CRM MID CAP
                                                                             ACORN FUND        GROWTH VS FUND       VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             --   $              --   $             962
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (11,226)             (6,460)               (883)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (11,226)             (6,460)               (883)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            (11,226)             (6,460)                 79
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             66,174              73,389               6,612
   Net realized gain distributions.....................................            484,876              74,187              40,553
   Change in unrealized appreciation (depreciation) during the period..           (539,060)            (83,913)            (37,571)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             11,990              63,663               9,594
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            764   $          57,203   $           9,673
                                                                         ==================  ==================  ==================

                                                                              COLUMBIA            CALAMOS             CALAMOS
                                                                              SMALL CAP           GLOBAL           INTERNATIONAL
                                                                              CORE FUND         EQUITY FUND         GROWTH FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (3)       SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             127   $              --   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,247)                 --                 (17)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,247)                 --                 (17)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (1,120)                 --                 (17)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                780                  --                  (1)
   Net realized gain distributions.....................................             12,918                   1                 231
   Change in unrealized appreciation (depreciation) during the period..            (13,302)                 (1)               (353)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                396                  --                (123)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            (724)  $              --   $            (140)
                                                                         ==================  ==================  ==================

                                                                                                    DAVIS
                                                                                DAVIS             NEW YORK             DAVIS
                                                                           FINANCIAL FUND       VENTURE FUND     OPPORTUNITY FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $            970   $          31,147   $              93
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,424)            (48,584)             (1,316)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,424)            (48,584)             (1,316)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (454)            (17,437)             (1,223)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              6,546             279,150              14,471
   Net realized gain distributions.....................................             15,244           1,167,519              16,895
   Change in unrealized appreciation (depreciation) during the period..             (4,609)         (1,046,273)            (22,692)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             17,181             400,396               8,674
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         16,727   $         382,959   $           7,451
                                                                         ==================  ==================  ==================

                                                                              DELAWARE
                                                                             DIVERSIFIED
                                                                             INCOME FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           5,104
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,298)
                                                                         -------------------
     Total expenses....................................................              (1,298)
                                                                         -------------------
     Net investment income (loss)......................................               3,806
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (188)
   Net realized gain distributions.....................................                 519
   Change in unrealized appreciation (depreciation) during the period..               1,090
                                                                         -------------------
     Net gain (loss) on investments....................................               1,421
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $           5,227
                                                                         ===================

(3)   Funded as of October 10, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-110

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              DELAWARE             DREYFUS
                                                                          EXTENDED DURATION      BOND MARKET
                                                                              BOND FUND          INDEX FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              27   $          153,035
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (6)             (35,009)
                                                                         ------------------  -------------------
     Total expenses....................................................                 (6)             (35,009)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................                 21              118,026
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --              (37,998)
   Net realized gain distributions.....................................                 39               53,041
   Change in unrealized appreciation (depreciation) during the period..                 11              184,539
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................                 50              199,582
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $              71   $          317,608
                                                                         ==================  ===================


                                                                               DREYFUS              DREYFUS
                                                                          VIF APPRECIATION       INTERNATIONAL
                                                                              PORTFOLIO        STOCK INDEX FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              368   $           12,584
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (137)                  --
                                                                         -------------------  -------------------
     Total expenses....................................................                (137)                  --
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 231               12,584
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  17                1,445
   Net realized gain distributions.....................................                 491                   --
   Change in unrealized appreciation (depreciation) during the period..                 671              (42,278)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,179              (40,833)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            1,410   $          (28,249)
                                                                         ===================  ===================


                                                                               DREYFUS              DREYFUS
                                                                               MIDCAP              SMALLCAP
                                                                             INDEX FUND        STOCK INDEX FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           75,318    $          30,603
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (32,599)             (17,352)
                                                                         -------------------  -------------------
     Total expenses....................................................             (32,599)             (17,352)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              42,719               13,251
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             275,908              197,645
   Net realized gain distributions.....................................             417,085              262,989
   Change in unrealized appreciation (depreciation) during the period..            (178,848)            (292,800)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             514,145              167,834
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          556,864    $         181,085
                                                                         ===================  ===================

                                                                               DREYFUS
                                                                             VIF GROWTH             DREYFUS
                                                                             AND INCOME        VIF QUALITY BOND
                                                                           PORTFOLIO FUND       PORTFOLIO FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              29    $           1,490
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (25)                (517)
                                                                         -------------------  -------------------
     Total expenses....................................................                 (25)                (517)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                   4                  973
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   7                   76
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..                 318                1,556
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                 325                1,632
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $             329    $           2,605
                                                                         ===================  ===================

                                                                              DREYFUS
                                                                             SOCIALLY             DREYFUS
                                                                            RESPONSIBLE           S&P 500
                                                                         GROWTH FUND, INC.      INDEX FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             112   $         190,142
                                                                         ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (76)            (57,980)
                                                                         ------------------  ------------------
     Total expenses....................................................                (76)            (57,980)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................                 36             132,162
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  4             335,027
   Net realized gain distributions.....................................                734             637,981
   Change in unrealized appreciation (depreciation) during the period..                527             181,018
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................              1,265           1,154,026
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           1,301   $       1,286,188
                                                                         ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-112

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                               DREYFUS            EATON VANCE
                                                                            INTERMEDIATE           LARGE-CAP
                                                                          TERM INCOME FUND        VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          31,219   $          128,052
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (8,511)             (21,678)
                                                                         -------------------  -------------------
     Total expenses....................................................              (8,511)             (21,678)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              22,708              106,374
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              43,130              401,067
   Net realized gain distributions.....................................               7,706            2,868,673
   Change in unrealized appreciation (depreciation) during the period..              (9,010)          (2,364,522)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              41,826              905,218
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          64,534   $        1,011,592
                                                                         ===================  ===================



                                                                             EATON VANCE          EATON VANCE         EATON VANCE
                                                                              DIVIDEND         WORLDWIDE HEALTH       INCOME FUND
                                                                            BUILDER FUND         SCIENCES FUND         OF BOSTON
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           18,146   $              --   $         128,709
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (8,800)             (4,279)            (20,787)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (8,800)             (4,279)            (20,787)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               9,346              (4,279)            107,922
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              95,113              17,348              19,631
   Net realized gain distributions.....................................              50,935              90,114                  --
   Change in unrealized appreciation (depreciation) during the period..             (19,319)             21,552             (95,022)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             126,729             129,014             (75,391)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          136,075   $         124,735   $          32,531
                                                                         ===================  ==================  ==================



                                                                                                EATON VANCE         WELLS FARGO
                                                                             EATON VANCE      ATLANTA CAPITAL     ADVANTAGE ASSET
                                                                            BALANCED FUND      SMID-CAP FUND      ALLOCATION FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              21   $              --   $           6,755
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (21)             (2,593)             (2,239)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                (21)             (2,593)             (2,239)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 --              (2,593)              4,516
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --               1,979               6,658
   Net realized gain distributions.....................................                218              11,654                  --
   Change in unrealized appreciation (depreciation) during the period..                (96)              6,089             (12,737)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                122              19,722              (6,079)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             122   $          17,129   $          (1,563)
                                                                         ==================  ==================  ==================

                                                                                                 WELLS FARGO
                                                                            WELLS FARGO           ADVANTAGE
                                                                             ADVANTAGE            UTILITY &
                                                                         EMERGING MARKETS    TELECOMMUNICATIONS
                                                                            EQUITY FUND             FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          15,169    $             732
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (20,788)                (520)
                                                                         ------------------  -------------------
     Total expenses....................................................            (20,788)                (520)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             (5,619)                 212
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             21,851                9,736
   Net realized gain distributions.....................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period..           (136,997)              (3,064)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................           (115,146)               6,672
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $        (120,765)   $           6,884
                                                                         ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-114

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                               ALGER
                                                                              CAPITAL
                                                                           APPRECIATION         ALGER MID CAP
                                                                           INSTITUTIONAL           GROWTH
                                                                             PORTFOLIO       INSTITUTIONAL FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $              --
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (32,677)             (10,232)
                                                                         ------------------  -------------------
     Total expenses....................................................            (32,677)             (10,232)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................            (32,677)             (10,232)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            864,770               75,182
   Net realized gain distributions.....................................            711,697                   --
   Change in unrealized appreciation (depreciation) during the period..           (743,152)              42,938
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            833,315              118,120
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         800,638    $         107,888
                                                                         ==================  ===================



                                                                           ALGER SMALL CAP          NUVEEN
                                                                               GROWTH               MID CAP
                                                                         INSTITUTIONAL FUND       INDEX FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $          29,834
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,942)             (25,952)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,942)             (25,952)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,942)               3,882
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,432              117,835
   Net realized gain distributions.....................................              45,384              155,770
   Change in unrealized appreciation (depreciation) during the period..             (49,239)             (28,127)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                (423)             245,478
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (2,365)   $         249,360
                                                                         ===================  ===================



                                                                                                    NUVEEN
                                                                               NUVEEN               EQUITY
                                                                           SMALL CAP INDEX        INDEX FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             413    $          11,439
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (249)              (6,960)
                                                                         -------------------  -------------------
     Total expenses....................................................                (249)              (6,960)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 164                4,479
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,654               12,408
   Net realized gain distributions.....................................               2,427               42,022
   Change in unrealized appreciation (depreciation) during the period..              (7,358)              37,205
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,723               91,635
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,887    $          96,114
                                                                         ===================  ===================



                                                                           NUVEEN MID CAP           NUVEEN
                                                                               GROWTH              SMALL CAP
                                                                         OPPORTUNITIES FUND       SELECT FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,271)                (134)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,271)                (134)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,271)                (134)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               8,063                    9
   Net realized gain distributions.....................................              62,742                5,829
   Change in unrealized appreciation (depreciation) during the period..             (38,161)              (4,594)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              32,644                1,244
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          31,373    $           1,110
                                                                         ===================  ===================


                                                                            NUVEEN SANTA
                                                                               BARBARA             FIDELITY
                                                                              DIVIDEND          ADVISOR EQUITY
                                                                             GROWTH FUND          GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              74    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (36)                (882)
                                                                         -------------------  -------------------
     Total expenses....................................................                 (36)                (882)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                  38                 (882)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   2                3,016
   Net realized gain distributions.....................................                 164                   --
   Change in unrealized appreciation (depreciation) during the period..                 403               11,789
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                 569               14,805
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $             607    $          13,923
                                                                         ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-116

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                               FIDELITY ADVISOR
                                                                              FIDELITY             LEVERAGED           FEDERATED
                                                                            ADVISOR VALUE           COMPANY             EQUITY
                                                                           STRATEGIES FUND        STOCK FUND       INCOME FUND, INC.
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            1,740   $          10,447   $           2,063
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,185)            (17,417)             (1,244)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,185)            (17,417)             (1,244)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 555              (6,970)                819
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              17,181             467,888              13,638
   Net realized gain distributions.....................................                  64                 386               8,727
   Change in unrealized appreciation (depreciation) during the period..                 924            (290,509)            (15,471)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              18,169             177,765               6,894
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           18,724   $         170,795   $           7,713
                                                                         ===================  ==================  ==================

                                                                             FEDERATED           FEDERATED
                                                                           FUND FOR U.S.        MDT MID CAP          FEDERATED
                                                                            GOVERNMENT            GROWTH            HIGH INCOME
                                                                          SECURITIES FUND     STRATEGIES FUND        BOND FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           6,533   $             105   $           1,314
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,364)               (672)               (265)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (2,364)               (672)               (265)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              4,169                (567)              1,049
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (1,773)              1,355                (407)
   Net realized gain distributions.....................................                 --              10,469                  --
   Change in unrealized appreciation (depreciation) during the period..              8,431              (2,074)               (500)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              6,658               9,750                (907)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          10,827   $           9,183   $             142
                                                                         ==================  ==================  ==================


                                                                                                   FEDERATED
                                                                              FEDERATED           SHORT-TERM
                                                                            KAUFMANN FUND         INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $           1,300
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (37,052)                (416)
                                                                         -------------------  -------------------
     Total expenses....................................................             (37,052)                (416)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (37,052)                 884
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             198,497                   63
   Net realized gain distributions.....................................             668,737                   --
   Change in unrealized appreciation (depreciation) during the period..            (468,753)                (468)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             398,481                 (405)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         361,429    $             479
                                                                         ===================  ===================


                                                                              FEDERATED            FEDERATED
                                                                            TOTAL RETURN         CLOVER SMALL
                                                                              BOND FUND           VALUE FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT (4)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           9,448   $                9
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,598)                  (4)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,598)                  (4)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               6,850                    5
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 803                   --
   Net realized gain distributions.....................................                 170                  194
   Change in unrealized appreciation (depreciation) during the period..               2,980                 (144)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               3,953                   50
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          10,803   $               55
                                                                         ===================  ===================

(4)   Funded as of June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-118

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                 FIDELITY VIP
                                                                              FEDERATED             GROWTH
                                                                            INTERNATIONAL        OPPORTUNITIES
                                                                            LEADERS FUND           PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $                5   $              854
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                  (4)              (2,513)
                                                                         -------------------  -------------------
     Total expenses....................................................                  (4)              (2,513)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                   1               (1,659)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   1               12,713
   Net realized gain distributions.....................................                  --                  368
   Change in unrealized appreciation (depreciation) during the period..                 (24)              24,549
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                 (23)              37,630
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $              (22)  $           35,971
                                                                         ===================  ===================


                                                                            FIDELITY VIP          FIDELITY VIP
                                                                              OVERSEAS          VALUE STRATEGIES
                                                                              PORTFOLIO             PORTFOLIO
                                                                             SUB-ACCOUNT           SUB-ACCOUNT
                                                                         -------------------  --------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            1,453    $            1,856
                                                                         -------------------  --------------------

EXPENSES:
   Mortality and expense risk charges..................................                (857)               (2,420)
                                                                         -------------------  --------------------
     Total expenses....................................................                (857)               (2,420)
                                                                         -------------------  --------------------
     Net investment income (loss)......................................                 596                  (564)
                                                                         -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,877                72,399
   Net realized gain distributions.....................................                  27                    --
   Change in unrealized appreciation (depreciation) during the period..             (17,387)              (56,097)
                                                                         -------------------  --------------------
     Net gain (loss) on investments....................................             (13,483)               16,302
                                                                         -------------------  --------------------
     Net increase (decrease) in net assets resulting from operations...  $          (12,887)   $           15,738
                                                                         ===================  ====================

                                                                                                  FIDELITY VIP
                                                                                                    GROWTH &
                                                                            FIDELITY VIP             INCOME
                                                                            BALANCED FUND           PORTFOLIO
                                                                             SUB-ACCOUNT           SUB-ACCOUNT
                                                                         --------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           21,764    $           3,283
                                                                         --------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (9,534)              (1,780)
                                                                         --------------------  -------------------
     Total expenses....................................................               (9,534)              (1,780)
                                                                         --------------------  -------------------
     Net investment income (loss)......................................               12,230                1,503
                                                                         --------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               13,091               23,447
   Net realized gain distributions.....................................              161,932                   67
   Change in unrealized appreciation (depreciation) during the period..              (64,536)              (1,432)
                                                                         --------------------  -------------------
     Net gain (loss) on investments....................................              110,487               22,082
                                                                         --------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          122,717    $          23,585
                                                                         ====================  ===================


                                                                            FIDELITY VIP         FIDELITY VIP
                                                                            FREEDOM 2020         FREEDOM 2030
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            2,752   $           10,696
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (478)              (2,906)
                                                                         -------------------  -------------------
     Total expenses....................................................                (478)              (2,906)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               2,274                7,790
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               7,432               81,801
   Net realized gain distributions.....................................               1,839               13,128
   Change in unrealized appreciation (depreciation) during the period..              (8,351)             (73,082)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                 920               21,847
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            3,194   $           29,637
                                                                         ===================  ===================


                                                                            FIDELITY VIP         FIDELITY VIP
                                                                            FREEDOM 2015         FREEDOM 2025
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              753   $            7,021
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (215)              (1,513)
                                                                         -------------------  -------------------
     Total expenses....................................................                (215)              (1,513)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 538                5,508
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               8,688               15,245
   Net realized gain distributions.....................................                 879                6,211
   Change in unrealized appreciation (depreciation) during the period..              (8,078)             (10,479)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,489               10,977
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            2,027   $           16,485
                                                                         ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-120

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            FIDELITY VIP           FIDELITY
                                                                          FUNDSMANAGER 70%      STOCK SELECTOR
                                                                              PORTFOLIO          ALL CAP FUND
                                                                           SUB-ACCOUNT (5)        SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $               1   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                  --                  (34)
                                                                         -------------------  -------------------
     Total expenses....................................................                  --                  (34)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                   1                  (34)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  --                   45
   Net realized gain distributions.....................................                   1                  277
   Change in unrealized appreciation (depreciation) during the period..                  (1)                 (50)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                  --                  272
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $               1   $              238
                                                                         ===================  ===================

                                                                              TEMPLETON            TEMPLETON
                                                                               GLOBAL             DEVELOPING
                                                                         OPPORTUNITIES TRUST     MARKETS TRUST
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            2,138    $          18,706
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,168)             (10,636)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,168)             (10,636)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 970                8,070
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               1,112              (28,734)
   Net realized gain distributions.....................................               5,911              207,510
   Change in unrealized appreciation (depreciation) during the period..             (13,693)            (303,817)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (6,670)            (125,041)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           (5,700)   $        (116,971)
                                                                         ===================  ===================

                                                                             FRANKLIN             FRANKLIN
                                                                               HIGH               STRATEGIC
                                                                            INCOME FUND          INCOME FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          77,617   $          205,470
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (10,760)             (29,588)
                                                                         ------------------  -------------------
     Total expenses....................................................            (10,760)             (29,588)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             66,857              175,882
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              9,290               25,793
   Net realized gain distributions.....................................                 --               36,551
   Change in unrealized appreciation (depreciation) during the period..           (110,525)            (191,671)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................           (101,235)            (129,327)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (34,378)  $           46,555
                                                                         ==================  ===================

                                                                              TEMPLETON            FRANKLIN
                                                                               GLOBAL           U.S. GOVERNMENT
                                                                              BOND FUND         SECURITIES FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          349,376    $          25,112
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (39,283)              (7,735)
                                                                         -------------------  -------------------
     Total expenses....................................................             (39,283)              (7,735)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             310,093               17,377
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (24,074)              (4,513)
   Net realized gain distributions.....................................              12,453                   --
   Change in unrealized appreciation (depreciation) during the period..            (286,421)               9,822
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (298,042)               5,309
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           12,051    $          22,686
                                                                         ===================  ===================

                                                                              FRANKLIN            FRANKLIN
                                                                              SMALL CAP         MUTUAL GLOBAL
                                                                             VALUE FUND        DISCOVERY FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (66)
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           5,857   $          256,638
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (19,427)             (86,597)
                                                                         ------------------  -------------------
     Total expenses....................................................            (19,427)             (86,597)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................            (13,570)             170,041
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            282,880              534,731
   Net realized gain distributions.....................................            250,459              489,832
   Change in unrealized appreciation (depreciation) during the period..           (536,903)            (704,368)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             (3,564)             320,195
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (17,134)  $          490,236
                                                                         ==================  ===================

(5)   Funded as of November 10, 2014.

(66)  Formerly Mutual Global Discovery Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-122

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              TEMPLETON           FRANKLIN            FRANKLIN
                                                                             GROWTH FUND         INCOME FUND         GROWTH FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          62,618   $         482,114   $           14,256
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (17,157)            (81,203)             (28,932)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (17,157)            (81,203)             (28,932)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             45,461             400,911              (14,676)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            117,734             280,836              302,263
   Net realized gain distributions.....................................                 --                  --                   --
   Change in unrealized appreciation (depreciation) during the period..           (220,856)           (363,686)             356,283
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................           (103,122)            (82,850)             658,546
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (57,661)  $         318,061   $          643,870
                                                                         ==================  ==================  ===================

                                                                              FRANKLIN             FRANKLIN
                                                                                TOTAL            BALANCE SHEET
                                                                             RETURN FUND        INVESTMENT FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           15,797   $           10,772
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,066)             (13,524)
                                                                         -------------------  -------------------
     Total expenses....................................................              (4,066)             (13,524)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              11,731               (2,752)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               2,552               34,929
   Net realized gain distributions.....................................                  --              484,991
   Change in unrealized appreciation (depreciation) during the period..               4,993             (504,892)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               7,545               15,028
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           19,276   $           12,276
                                                                         ===================  ===================

                                                                              FRANKLIN             FRANKLIN
                                                                               MUTUAL               MUTUAL
                                                                             BEACON FUND          SHARES FUND
                                                                           SUB-ACCOUNT (6)        SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          45,350    $         146,022
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (9,396)             (36,294)
                                                                         -------------------  -------------------
     Total expenses....................................................              (9,396)             (36,294)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              35,954              109,728
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             150,218              414,539
   Net realized gain distributions.....................................              56,653                   --
   Change in unrealized appreciation (depreciation) during the period..            (170,975)            (200,704)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              35,896              213,835
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           71,850    $         323,563
                                                                         ===================  ===================

                                                                              FRANKLIN             FRANKLIN
                                                                            SMALL-MID CAP        CONSERVATIVE
                                                                             GROWTH FUND        ALLOCATION FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT (7)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $          79,431
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (27,542)             (23,071)
                                                                         -------------------  -------------------
     Total expenses....................................................             (27,542)             (23,071)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (27,542)              56,360
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             137,715              100,544
   Net realized gain distributions.....................................           1,135,560               35,868
   Change in unrealized appreciation (depreciation) during the period..            (812,224)            (127,771)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             461,051                8,641
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         433,509    $          65,001
                                                                         ===================  ===================

                                                                              FRANKLIN
                                                                               GROWTH
                                                                           ALLOCATION FUND
                                                                           SUB-ACCOUNT (8)
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          86,984
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (47,209)
                                                                         -------------------
     Total expenses....................................................             (47,209)
                                                                         -------------------
     Net investment income (loss)......................................              39,775
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             401,463
   Net realized gain distributions.....................................             143,547
   Change in unrealized appreciation (depreciation) during the period..            (358,394)
                                                                         -------------------
     Net gain (loss) on investments....................................             186,616
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         226,391
                                                                         ===================

(6)   Formerly Mutual Beacon Fund. Change effective June 30, 2014.

(7) Formerly Franklin Templeton Conservative Allocation Fund. Change effective June 30, 2014.

(8) Formerly Franklin Templeton Growth Allocation Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-124

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                                     FRANKLIN
                                                                              FRANKLIN                             SMALL-MID CAP
                                                                              MODERATE           TEMPLETON            GROWTH
                                                                           ALLOCATION FUND     FOREIGN FUND       SECURITIES FUND
                                                                           SUB-ACCOUNT (9)      SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         177,098   $         416,962   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (60,502)            (70,348)             (1,031)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (60,502)            (70,348)             (1,031)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            116,596             346,614              (1,031)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            276,289             417,994               7,839
   Net realized gain distributions.....................................            175,577             457,472              25,363
   Change in unrealized appreciation (depreciation) during the period..           (309,160)         (3,065,356)            (23,804)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            142,706          (2,189,890)              9,398
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         259,302   $      (1,843,276)  $           8,367
                                                                         ==================  ==================  ==================


                                                                                               GOLDMAN SACHS        GOLDMAN SACHS
                                                                          HIGHLAND PREMIER        INCOME               CAPITAL
                                                                            GROWTH EQUITY      BUILDER FUND          GROWTH FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           3,230    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (339)               (883)                 (12)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................               (339)               (883)                 (12)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................               (339)              2,347                  (12)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                172               4,252                  300
   Net realized gain distributions.....................................              6,816                  --                  116
   Change in unrealized appreciation (depreciation) during the period..             (1,899)             (4,647)                (316)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              5,089                (395)                 100
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           4,750   $           1,952    $              88
                                                                         ==================  ==================  ===================


                                                                            GOLDMAN SACHS      GOLDMAN SACHS        GOLDMAN SACHS
                                                                             CORE FIXED         U.S. EQUITY          GOVERNMENT
                                                                             INCOME FUND       INSIGHTS FUND         INCOME FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,850   $               7    $          31,158
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (972)                (11)              (5,397)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................               (972)                (11)              (5,397)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................                878                  (4)              25,761
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                136                   2              (16,481)
   Net realized gain distributions.....................................                 --                  --                   --
   Change in unrealized appreciation (depreciation) during the period..              2,098                 109               72,953
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              2,234                 111               56,472
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           3,112   $             107    $          82,233
                                                                         ==================  ==================  ===================


                                                                            GOLDMAN SACHS
                                                                              GROWTH &
                                                                             INCOME FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,943
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,254)
                                                                         ------------------
     Total expenses....................................................             (2,254)
                                                                         ------------------
     Net investment income (loss)......................................                689
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              8,578
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..             12,340
                                                                         ------------------
     Net gain (loss) on investments....................................             20,918
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          21,607
                                                                         ==================

(9) Formerly Franklin Templeton Moderate Allocation Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-126

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                 GOLDMAN SACHS
                                                                            GOLDMAN SACHS           FOCUSED          GOLDMAN SACHS
                                                                               GROWTH            INTERNATIONAL          MID CAP
                                                                         OPPORTUNITIES FUND       EQUITY FUND         VALUE FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (10)       SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $             497   $          14,044
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (5,673)               (161)            (24,647)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (5,673)               (161)            (24,647)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (5,673)                336             (10,603)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              27,968                 216             194,216
   Net realized gain distributions.....................................             159,499                  --             901,034
   Change in unrealized appreciation (depreciation) during the period..            (116,114)             (2,915)           (457,411)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              71,353              (2,699)            637,839
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          65,680   $          (2,363)  $         627,236
                                                                         ===================  ==================  ==================


                                                                           GOLDMAN SACHS        GOLDMAN SACHS        GOLDMAN SACHS
                                                                             SMALL CAP            STRATEGIC              HIGH
                                                                            VALUE FUND           GROWTH FUND          YIELD FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           6,459    $              --   $         251,464
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (27,125)                (129)            (10,711)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................            (27,125)                (129)            (10,711)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................            (20,666)                (129)            240,753
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            345,792                   13               6,299
   Net realized gain distributions.....................................            276,614                2,186              87,620
   Change in unrealized appreciation (depreciation) during the period..           (381,902)                (576)           (256,037)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            240,504                1,623            (162,118)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         219,838    $           1,494   $          78,635
                                                                         ==================  ===================  ==================


                                                                           GOLDMAN SACHS       GOLDMAN SACHS
                                                                             LARGE CAP         SMALL/MID CAP
                                                                            VALUE FUND          GROWTH FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           4,388   $              --
                                                                         ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,664)             (4,084)
                                                                         ------------------  ------------------
     Total expenses....................................................             (3,664)             (4,084)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................                724              (4,084)
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             18,114              78,197
   Net realized gain distributions.....................................             29,923              40,806
   Change in unrealized appreciation (depreciation) during the period..              9,317             (68,553)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................             57,354              50,450
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          58,078   $          46,366
                                                                         ==================  ==================


                                                                             GOLDMAN SACHS        JOHN HANCOCK
                                                                               SATELLITE            SMALL CAP
                                                                         STRATEGIES PORTFOLIO      EQUITY FUND
                                                                              SUB-ACCOUNT          SUB-ACCOUNT
                                                                         --------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................    $              13   $              --
                                                                         --------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                   (4)             (5,375)
                                                                         --------------------  ------------------
     Total expenses....................................................                   (4)             (5,375)
                                                                         --------------------  ------------------
     Net investment income (loss)......................................                    9              (5,375)
                                                                         --------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   --             144,733
   Net realized gain distributions.....................................                    3                  --
   Change in unrealized appreciation (depreciation) during the period..                  (22)           (189,322)
                                                                         --------------------  ------------------
     Net gain (loss) on investments....................................                  (19)            (44,589)
                                                                         --------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...    $             (10)  $         (49,964)
                                                                         ====================  ==================

(10) Formerly Goldman Sachs Concentrated International Equity Fund. Change effected February 28, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-128

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-129

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                                  HARTFORD             HARTFORD
                                                                            FROST VALUE           BALANCED           TOTAL RETURN
                                                                            EQUITY FUND           HLS FUND           BOND HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             180    $         155,891   $         646,617
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (149)             (50,135)            (92,411)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................               (149)             (50,135)            (92,411)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................                 31              105,756             554,206
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,961              732,320             109,274
   Net realized gain distributions.....................................                535                   --                  --
   Change in unrealized appreciation (depreciation) during the period..             (1,096)             (71,287)            396,632
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................              1,400              661,033             505,906
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           1,431    $         766,789   $       1,060,112
                                                                         ==================  ===================  ==================

                                                                             HARTFORD             HARTFORD
                                                                              CAPITAL             DIVIDEND
                                                                           APPRECIATION          AND GROWTH
                                                                             HLS FUND             HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         274,155    $         662,864
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................           (148,890)            (135,235)
                                                                         ------------------  -------------------
     Total expenses....................................................           (148,890)            (135,235)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................            125,265              527,629
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          2,722,357            1,908,294
   Net realized gain distributions.....................................          4,326,104            4,308,164
   Change in unrealized appreciation (depreciation) during the period..         (5,215,612)          (2,605,226)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................          1,832,849            3,611,232
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $       1,958,114    $       4,138,861
                                                                         ==================  ===================


                                                                              HARTFORD           THE HARTFORD         HARTFORD
                                                                           GLOBAL RESEARCH        HEALTHCARE        GLOBAL GROWTH
                                                                              HLS FUND             HLS FUND           HLS FUND
                                                                          SUB-ACCOUNT (11)        SUB-ACCOUNT     SUB-ACCOUNT (11)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           9,002   $           6,086   $           2,659
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,806)            (21,588)             (3,260)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,806)            (21,588)             (3,260)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               7,196             (15,502)               (601)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             134,849             634,078              16,467
   Net realized gain distributions.....................................              23,483             271,416                  --
   Change in unrealized appreciation (depreciation) during the period..            (131,502)            (89,806)             14,739
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              26,830             815,688              31,206
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          34,026   $         800,186   $          30,605
                                                                         ===================  ==================  ==================

                                                                                                  HARTFORD
                                                                                                   GROWTH
                                                                             HARTFORD           OPPORTUNITIES
                                                                          GROWTH HLS FUND         HLS FUND
                                                                         SUB-ACCOUNT (12)     SUB-ACCOUNT (12)
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             379    $           2,263
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,442)             (39,867)
                                                                         ------------------  -------------------
     Total expenses....................................................             (2,442)             (39,867)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             (2,063)             (37,604)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (48,618)             256,841
   Net realized gain distributions.....................................            187,951              879,854
   Change in unrealized appreciation (depreciation) during the period..           (153,976)            (479,716)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            (14,643)             656,979
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (16,706)   $         619,375
                                                                         ==================  ===================

(11) Effective June 23, 2014 Hartford Global Research HLS Fund merged with Hartford Global Growth HLS Fund.

(12) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-130

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-131

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                 HARTFORD
                                                                                               INTERNATIONAL          HARTFORD
                                                                              HARTFORD         OPPORTUNITIES           MIDCAP
                                                                           INDEX HLS FUND        HLS FUND             HLS FUND
                                                                          SUB-ACCOUNT (59)      SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         146,968   $          20,640   $          21,614
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (46,103)             (7,437)            (89,564)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (46,103)             (7,437)            (89,564)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            100,865              13,203             (67,950)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................          2,072,293              34,506           1,710,951
   Net realized gain distributions.....................................            475,476                  --           2,622,497
   Change in unrealized appreciation (depreciation) during the period..         (2,358,646)            (91,759)         (1,933,648)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            189,123             (57,253)          2,399,800
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         289,988   $         (44,050)  $       2,331,850
                                                                         ==================  ==================  ==================


                                                                             HARTFORD             HARTFORD           HARTFORD
                                                                            ULTRASHORT          SMALL COMPANY     SMALLCAP GROWTH
                                                                           BOND HLS FUND          HLS FUND           HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $             --   $             152
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (39,843)            (37,320)             (4,404)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (39,843)            (37,320)             (4,404)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            (39,843)            (37,320)             (4,252)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,995             470,329              30,644
   Net realized gain distributions.....................................                 --           1,389,993              99,433
   Change in unrealized appreciation (depreciation) during the period..             (1,144)         (1,367,813)            (98,362)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                851             492,509              31,715
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (38,992)   $        455,189   $          27,463
                                                                         ==================  ==================  ==================

                                                                                                   HARTFORD
                                                                                                U.S. GOVERNMENT
                                                                              HARTFORD            SECURITIES          HARTFORD
                                                                           STOCK HLS FUND          HLS FUND        VALUE HLS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         118,168   $          24,189   $          20,994
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (39,832)             (7,100)            (11,146)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (39,832)             (7,100)            (11,146)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              78,336              17,089               9,848
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             559,020             (18,836)            142,865
   Net realized gain distributions.....................................                  --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..              28,925              25,424              13,319
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             587,945               6,588             156,184
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         666,281   $          23,677   $         166,032
                                                                         ===================  ==================  ==================


                                                                            THE HARTFORD
                                                                             CHECKS AND
                                                                            BALANCES FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         12,402
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,616)
                                                                         ------------------
     Total expenses....................................................             (2,616)
                                                                         ------------------
     Net investment income (loss)......................................              9,786
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              5,183
   Net realized gain distributions.....................................             24,204
   Change in unrealized appreciation (depreciation) during the period..            (18,234)
                                                                         ------------------
     Net gain (loss) on investments....................................             11,153
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...   $         20,939
                                                                         ==================

(59) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-132

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-133

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                THE HARTFORD        THE HARTFORD
                                                                              HARTFORD        TARGET RETIREMENT   TARGET RETIREMENT
                                                                             HIGH YIELD           2010 FUND           2020 FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (13)    SUB-ACCOUNT (14)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             879   $          17,721   $          38,258
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (123)             (4,174)            (19,769)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (123)             (4,174)            (19,769)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                756              13,547              18,489
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  1              62,407             497,316
   Net realized gain distributions.....................................                 --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..               (687)            (44,730)           (365,115)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               (686)             17,677             132,201
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $              70   $          31,224   $         150,690
                                                                         ==================  ==================  ==================

                                                                           THE HARTFORD          HARTFORD             HARTFORD
                                                                         TARGET RETIREMENT      DIVIDEND &          INTERNATIONAL
                                                                             2030 FUND          GROWTH FUND       OPPORTUNITES FUND
                                                                         SUB-ACCOUNT (15)       SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          63,684   $          27,086    $           3,612
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (19,996)            (14,631)              (2,615)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (19,996)            (14,631)              (2,615)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             43,688              12,455                  997
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            632,391              94,294                1,207
   Net realized gain distributions.....................................                 --             169,404               33,559
   Change in unrealized appreciation (depreciation) during the period..           (515,571)            (61,330)             (51,066)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            116,820             202,368              (16,300)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         160,508   $         214,823    $         (15,303)
                                                                         ==================  ==================  ===================

                                                                                                   HARTFORD
                                                                            THE HARTFORD             SMALL
                                                                             MIDCAP FUND         COMPANY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (5,941)              (4,516)
                                                                         -------------------  -------------------
     Total expenses....................................................              (5,941)              (4,516)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (5,941)              (4,516)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              20,502               24,942
   Net realized gain distributions.....................................              56,005              200,859
   Change in unrealized appreciation (depreciation) during the period..             (16,219)            (146,083)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              60,288               79,718
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          54,347    $          75,202
                                                                         ===================  ===================

                                                                              HARTFORD
                                                                            TOTAL RETURN         THE HARTFORD
                                                                              BOND FUND         HEALTHCARE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            7,312   $              --
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,885)             (1,157)
                                                                         -------------------  ------------------
     Total expenses....................................................              (2,885)             (1,157)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................               4,427              (1,157)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (919)              2,469
   Net realized gain distributions.....................................               7,532               9,528
   Change in unrealized appreciation (depreciation) during the period..               2,938              16,460
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................               9,551              28,457
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           13,978   $          27,300
                                                                         ===================  ==================

(13) Effective June 26, 2014 The Hartford Target Retirement 2010 Fund was liquidated.

(14) Effective June 26, 2014 The Hartford Target Retirement 2020 Fund was liquidated.

(15) Effective June 26, 2014 The Hartford Target Retirement 2030 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-134

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-135

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                 THE HARTFORD
                                                                            THE HARTFORD             VALUE
                                                                               GROWTH         OPPORTUNITIES FUND
                                                                         OPPORTUNITIES FUND       SUB-ACCOUNT
                                                                             SUB-ACCOUNT           (16)(17)
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $              56
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (788)                (59)
                                                                         -------------------  ------------------
     Total expenses....................................................                (788)                (59)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                (788)                 (3)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               7,663                 (85)
   Net realized gain distributions.....................................              11,959                 528
   Change in unrealized appreciation (depreciation) during the period..             (11,954)               (287)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................               7,668                 156
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           6,880   $             153
                                                                         ===================  ==================


                                                                              HARTFORD           THE HARTFORD
                                                                              MODERATE           CONSERVATIVE
                                                                           ALLOCATION FUND      ALLOCATION FUND
                                                                          SUB-ACCOUNT (18)        SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           74,760   $           20,395
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (28,481)             (10,017)
                                                                         -------------------  -------------------
     Total expenses....................................................             (28,481)             (10,017)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              46,279               10,378
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              90,251                9,316
   Net realized gain distributions.....................................             258,551               53,937
   Change in unrealized appreciation (depreciation) during the period..            (401,910)             (85,438)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (53,108)             (22,185)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           (6,829)  $          (11,807)
                                                                         ===================  ===================


                                                                              HARTFORD          THE HARTFORD
                                                                           GLOBAL CAPITAL          GROWTH
                                                                          APPRECIATION FUND    ALLOCATION FUND
                                                                          SUB-ACCOUNT (19)       SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          53,455   $         119,457
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (86,257)            (31,246)
                                                                         -------------------  ------------------
     Total expenses....................................................             (86,257)            (31,246)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................             (32,802)             88,211
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             725,601              73,691
   Net realized gain distributions.....................................           2,159,069             805,516
   Change in unrealized appreciation (depreciation) during the period..          (2,288,375)           (930,781)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             596,295             (51,574)
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         563,493   $          36,637
                                                                         ===================  ==================



                                                                            THE HARTFORD         THE HARTFORD
                                                                         INFLATION PLUS FUND      VALUE FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (16)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            2,150   $               31
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (3,402)                 (17)
                                                                         -------------------  -------------------
     Total expenses....................................................              (3,402)                 (17)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,252)                  14
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (4,835)                (857)
   Net realized gain distributions.....................................                  --                  979
   Change in unrealized appreciation (depreciation) during the period..               4,285                  (59)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                (550)                  63
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           (1,802)  $               77
                                                                         ===================  ===================


                                                                            THE HARTFORD        THE HARTFORD
                                                                               EQUITY         TARGET RETIREMENT
                                                                             INCOME FUND          2015 FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (20)
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           6,238   $          11,988
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,859)             (4,741)
                                                                         -------------------  ------------------
     Total expenses....................................................              (2,859)             (4,741)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................               3,379               7,247
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               4,048              81,970
   Net realized gain distributions.....................................               9,673                  --
   Change in unrealized appreciation (depreciation) during the period..              11,400             (39,682)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              25,121              42,288
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          28,500   $          49,535
                                                                         ===================  ==================

(16) Effective April 7, 2014 The Hartford Value Fund merged with The Hartford Value Opportunities Fund.

(17)  Funded as of April 7, 2014.

(18) Formerly The Hartford Balanced Allocation Fund. Change effective May 30, 2014.

(19) Formerly The Hartford Capital Appreciation Fund. Change effective February 28, 2014.

(20) Effective June 26, 2014 The Hartford Target Retirement 2015 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-136

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-137

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                           THE HARTFORD        THE HARTFORD        THE HARTFORD
                                                                         TARGET RETIREMENT   TARGET RETIREMENT   TARGET RETIREMENT
                                                                             2025 FUND           2035 FUND           2040 FUND
                                                                         SUB-ACCOUNT (21)    SUB-ACCOUNT (22)    SUB-ACCOUNT (23)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         155,345   $         112,019   $          96,302
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (18,840)             (8,282)             (7,759)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (18,840)             (8,282)             (7,759)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            136,505             103,737              88,543
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            506,684             249,668             261,508
   Net realized gain distributions.....................................                 --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..           (479,745)           (285,479)           (279,048)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             26,939             (35,811)            (17,540)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         163,444   $          67,926   $          71,003
                                                                         ==================  ==================  ==================


                                                                           THE HARTFORD        THE HARTFORD        THE HARTFORD
                                                                         TARGET RETIREMENT   TARGET RETIREMENT       BALANCED
                                                                             2045 FUND           2050 FUND          INCOME FUND
                                                                         SUB-ACCOUNT (24)    SUB-ACCOUNT (25)       SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         119,605   $          69,852   $           2,350
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (6,091)             (3,916)               (649)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (6,091)             (3,916)               (649)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            113,514              65,936               1,701
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            162,420              60,128                  41
   Net realized gain distributions.....................................                 --                  --               1,555
   Change in unrealized appreciation (depreciation) during the period..           (248,482)           (103,642)              2,768
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (86,062)            (43,514)              4,364
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          27,452   $          22,422   $           6,065
                                                                         ==================  ==================  ==================

                                                                           THE HARTFORD
                                                                           INTERNATIONAL       THE HARTFORD         THE HARTFORD
                                                                               SMALL              MIDCAP               GLOBAL
                                                                           COMPANY FUND         VALUE FUND         ALL-ASSET FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             336   $             138   $             168
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (163)               (506)                (47)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (163)               (506)                (47)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                173                (368)                121
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                459               1,408                   2
   Net realized gain distributions.....................................              2,773               5,827                 629
   Change in unrealized appreciation (depreciation) during the period..             (4,901)             (4,125)               (808)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (1,669)              3,110                (177)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,496)  $           2,742   $             (56)
                                                                         ==================  ==================  ==================


                                                                         HOTCHKIS AND WILEY
                                                                              LARGE CAP
                                                                             VALUE FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          20,966
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (5,031)
                                                                         ------------------
     Total expenses....................................................             (5,031)
                                                                         ------------------
     Net investment income (loss)......................................             15,935
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             12,165
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..             64,220
                                                                         ------------------
     Net gain (loss) on investments....................................             76,385
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          92,320
                                                                         ==================

(21) Effective June 26, 2014 The Hartford Target Retirement 2025 Fund was liquidated.

(22) Effective June 26, 2014 The Hartford Target Retirement 2035 Fund was liquidated.

(23) Effective June 26, 2014 The Hartford Target Retirement 2040 Fund was liquidated.

(24) Effective June 26, 2014 The Hartford Target Retirement 2045 Fund was liquidated.

(25) Effective June 26, 2014 The Hartford Target Retirement 2050 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-138

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-139

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                            INVESCO V.I.            INVESCO
                                                                           TECHNOLOGY FUND      TECHNOLOGY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (658)              (1,996)
                                                                         -------------------  -------------------
     Total expenses....................................................                (658)              (1,996)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                (658)              (1,996)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,988               28,377
   Net realized gain distributions.....................................               8,475               43,646
   Change in unrealized appreciation (depreciation) during the period..              (5,312)             (41,819)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              10,151               30,204
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            9,493    $          28,208
                                                                         ===================  ===================

                                                                             IVY GLOBAL
                                                                               NATURAL           IVY LARGE CAP
                                                                           RESOURCES FUND         GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (17,556)              (4,577)
                                                                         -------------------  -------------------
     Total expenses....................................................             (17,556)              (4,577)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (17,556)              (4,577)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (4,424)              51,883
   Net realized gain distributions.....................................                  --               42,540
   Change in unrealized appreciation (depreciation) during the period..            (256,791)             (31,054)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (261,215)              63,369
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (278,771)  $           58,792
                                                                         ===================  ===================


                                                                            IVY SCIENCE &          IVY ASSET
                                                                           TECHNOLOGY FUND       STRATEGY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $            7,289
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,038)             (13,685)
                                                                         -------------------  -------------------
     Total expenses....................................................             (10,038)             (13,685)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (10,038)              (6,396)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              82,541               53,722
   Net realized gain distributions.....................................              31,728              288,296
   Change in unrealized appreciation (depreciation) during the period..             (55,656)            (442,460)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              58,613             (100,442)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          48,575   $         (106,838)
                                                                         ===================  ===================

                                                                                                  JANUS ASPEN
                                                                             JANUS ASPEN        GLOBAL RESEARCH
                                                                           FORTY PORTFOLIO         PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           3,078   $           2,993
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (13,333)             (2,239)
                                                                         -------------------  ------------------
     Total expenses....................................................             (13,333)             (2,239)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................             (10,255)                754
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              25,997              19,636
   Net realized gain distributions.....................................             569,710                  --
   Change in unrealized appreciation (depreciation) during the period..            (448,373)             (3,360)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             147,334              16,276
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         137,079   $          17,030
                                                                         ===================  ==================

                                                                             JANUS ASPEN          JANUS ASPEN
                                                                             ENTERPRISE            BALANCED
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               65    $           9,418
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (265)              (3,773)
                                                                         -------------------  -------------------
     Total expenses....................................................                (265)              (3,773)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                (200)               5,645
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 236                4,322
   Net realized gain distributions.....................................               2,810               14,285
   Change in unrealized appreciation (depreciation) during the period..               1,506               16,211
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               4,552               34,818
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            4,352    $          40,463
                                                                         ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-140

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-141

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                             JANUS ASPEN             JANUS
                                                                              OVERSEAS             FLEXIBLE
                                                                              PORTFOLIO            BOND FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           18,679   $              335
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,190)                 (63)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,190)                 (63)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              16,489                  272
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (13,942)                  19
   Net realized gain distributions.....................................              22,467                   --
   Change in unrealized appreciation (depreciation) during the period..             (68,119)                 188
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (59,594)                 207
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (43,105)  $              479
                                                                         ===================  ===================



                                                                                JANUS                JANUS
                                                                             FORTY FUND          BALANCED FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $           31,909
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (38,639)              (7,146)
                                                                         -------------------  -------------------
     Total expenses....................................................             (38,639)              (7,146)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (38,639)              24,763
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             646,391               56,609
   Net realized gain distributions.....................................           2,015,241               85,276
   Change in unrealized appreciation (depreciation) during the period..          (2,147,235)             (14,348)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             514,397              127,537
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          475,758   $          152,300
                                                                         ===================  ===================



                                                                                JANUS                JANUS
                                                                           ENTERPRISE FUND       OVERSEAS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $          15,052
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (5,742)             (23,452)
                                                                         -------------------  -------------------
     Total expenses....................................................              (5,742)             (23,452)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (5,742)              (8,400)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              62,071               66,586
   Net realized gain distributions.....................................              37,673                   --
   Change in unrealized appreciation (depreciation) during the period..             (30,789)            (561,031)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              68,955             (494,445)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          63,213    $        (502,845)
                                                                         ===================  ===================

                                                                                                                     PRUDENTIAL
                                                                               JANUS              PERKINS         JENNISON NATURAL
                                                                              GLOBAL              MID CAP             RESOURCES
                                                                           RESEARCH FUND        VALUE FUND           FUND, INC.
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,800   $          17,481   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,721)             (4,376)             (1,009)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,721)             (4,376)             (1,009)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 79              13,105              (1,009)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             62,465               8,294                (537)
   Net realized gain distributions.....................................                 --             179,283                  --
   Change in unrealized appreciation (depreciation) during the period..            (46,190)           (132,709)           (121,354)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             16,275              54,868            (121,891)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          16,354   $          67,973   $        (122,900)
                                                                         ==================  ==================  ==================


                                                                             PRUDENTIAL
                                                                          JENNISON MID-CAP
                                                                          GROWTH FUND, INC.
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (8,172)
                                                                         ------------------
     Total expenses....................................................             (8,172)
                                                                         ------------------
     Net investment income (loss)......................................             (8,172)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            242,624
   Net realized gain distributions.....................................            155,575
   Change in unrealized appreciation (depreciation) during the period..           (236,016)
                                                                         ------------------
     Net gain (loss) on investments....................................            162,183
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         154,011
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-142

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-143

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             PRUDENTIAL                               JPMORGAN
                                                                           JENNISON 20/20        JPMORGAN             SMALL CAP
                                                                             FOCUS FUND       CORE BOND FUND         EQUITY FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          38,049    $             134
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,116)             (5,723)                (638)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (3,116)             (5,723)                (638)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (3,116)             32,326                 (504)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             17,866               2,525                5,939
   Net realized gain distributions.....................................             69,639               2,147                7,178
   Change in unrealized appreciation (depreciation) during the period..            (43,713)             32,215               (8,571)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             43,792              36,887                4,546
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          40,676   $          69,213    $           4,042
                                                                         ==================  ==================  ===================

                                                                              JPMORGAN           JPMORGAN
                                                                              SMALL CAP          SMALL CAP            JPMORGAN
                                                                             GROWTH FUND        VALUE FUND        U.S. EQUITY FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           3,462    $         12,314
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (5,244)               (975)             (4,904)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (5,244)               (975)             (4,904)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (5,244)              2,487               7,410
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             49,587              21,728              13,013
   Net realized gain distributions.....................................             59,398              37,728             121,336
   Change in unrealized appreciation (depreciation) during the period..           (107,303)            (31,994)             16,952
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              1,682              27,462             151,301
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (3,562)  $          29,949    $        158,711
                                                                         ==================  ==================  ==================

                                                                              JPMORGAN           JPMORGAN             JPMORGAN
                                                                           SMARTRETIREMENT    SMARTRETIREMENT      SMARTRETIREMENT
                                                                              2010 FUND          2015 FUND            2020 FUND
                                                                          SUB-ACCOUNT (26)      SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           4,405   $          55,822    $        125,019
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,762)            (11,024)            (22,450)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,762)            (11,024)            (22,450)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              2,643              44,798             102,569
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             44,758              29,038              44,746
   Net realized gain distributions.....................................                 --               6,808              59,569
   Change in unrealized appreciation (depreciation) during the period..            (23,428)             (4,627)            (33,863)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             21,330              31,219              70,452
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          23,973   $          76,017    $        173,021
                                                                         ==================  ==================  ==================

                                                                              JPMORGAN
                                                                           SMARTRETIREMENT
                                                                              2025 FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         149,871
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (33,823)
                                                                         ------------------
     Total expenses....................................................            (33,823)
                                                                         ------------------
     Net investment income (loss)......................................            116,048
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             44,799
   Net realized gain distributions.....................................             71,400
   Change in unrealized appreciation (depreciation) during the period..            (11,939)
                                                                         ------------------
     Net gain (loss) on investments....................................            104,260
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         220,308
                                                                         ==================

(26) Effective June 20, 2014 JPMorgan SmartRetirement 2010 Fund merged with JPMorgan SmartRetirement Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-144

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-145

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              JPMORGAN           JPMORGAN             JPMORGAN
                                                                           SMARTRETIREMENT    SMARTRETIREMENT      SMARTRETIREMENT
                                                                              2030 FUND          2035 FUND            2040 FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         168,444   $          70,989   $          89,537
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (28,143)            (12,679)            (11,224)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (28,143)            (12,679)            (11,224)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            140,301              58,310              78,313
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            264,301              25,501             124,082
   Net realized gain distributions.....................................             93,330              38,436              54,526
   Change in unrealized appreciation (depreciation) during the period..           (201,015)              2,231             (88,632)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            156,616              66,168              89,976
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         296,917   $         124,478   $         168,289
                                                                         ==================  ==================  ==================

                                                                             JPMORGAN             JPMORGAN           JPMORGAN
                                                                          SMARTRETIREMENT      SMARTRETIREMENT    SMARTRETIREMENT
                                                                             2045 FUND            2050 FUND         INCOME FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT (26)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          51,736    $         64,481   $          22,237
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (10,285)             (5,773)             (5,856)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (10,285)             (5,773)             (5,856)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             41,451              58,708              16,381
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              7,236             231,241               7,323
   Net realized gain distributions.....................................             29,124              35,366                  --
   Change in unrealized appreciation (depreciation) during the period..             10,793            (186,590)             (8,339)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             47,153              80,017              (1,016)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          88,604    $        138,725   $          15,365
                                                                         ==================  ==================  ==================

                                                                             JP MORGAN            JP MORGAN           KEELEY
                                                                         SMART RETIREMENT        PRIME MONEY         SMALL CAP
                                                                             2055 FUND           MARKET FUND        VALUE FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           4,148   $             241   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (550)            (16,275)             (7,971)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (550)            (16,275)             (7,971)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              3,598             (16,034)             (7,971)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,846                  --              88,612
   Net realized gain distributions.....................................              1,480                  --               4,373
   Change in unrealized appreciation (depreciation) during the period..                822                  --             (95,704)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              4,148                  --              (2,719)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           7,746   $         (16,034)  $         (10,690)
                                                                         ==================  ==================  ==================


                                                                            LOOMIS SAYLES
                                                                              BOND FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          48,965
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (8,320)
                                                                         -------------------
     Total expenses....................................................              (8,320)
                                                                         -------------------
     Net investment income (loss)......................................              40,645
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               4,288
   Net realized gain distributions.....................................              51,398
   Change in unrealized appreciation (depreciation) during the period..             (78,048)
                                                                         -------------------
     Net gain (loss) on investments....................................             (22,362)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $          18,283
                                                                         ===================

(26) Effective June 20, 2014 JPMorgan SmartRetirement 2010 Fund merged with JPMorgan SmartRetirement Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-146

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-147

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                            LKCM AQUINAS         LKCM AQUINAS         LORD ABBETT
                                                                             GROWTH FUND          VALUE FUND        AFFILIATED FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $           2,501   $          16,356
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,112)             (2,577)             (7,333)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (2,112)             (2,577)             (7,333)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (2,112)                (76)              9,023
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,023               3,018              58,782
   Net realized gain distributions.....................................              37,216              18,927              35,142
   Change in unrealized appreciation (depreciation) during the period..             (39,253)            (17,013)            (23,176)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 986               4,932              70,748
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          (1,126)  $           4,856   $          79,771
                                                                         ===================  ==================  ==================


                                                                            LORD ABBETT          LORD ABBETT          LORD ABBETT
                                                                            FUNDAMENTAL        BOND DEBENTURE           GROWTH
                                                                            EQUITY FUND             FUND          OPPORTUNITIES FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          28,256    $         108,495   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (27,045)             (20,713)             (2,677)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................            (27,045)             (20,713)             (2,677)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................              1,211               87,782              (2,677)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            183,208               32,776              30,851
   Net realized gain distributions.....................................            760,950               56,164              51,033
   Change in unrealized appreciation (depreciation) during the period..           (668,148)             (98,473)            (60,030)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            276,010               (9,533)             21,854
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         277,221    $          78,249   $          19,177
                                                                         ==================  ===================  ==================

                                                                            LORD ABBETT
                                                                            CALIBRATED                               LORD ABBETT
                                                                             DIVIDEND           LORD ABBETT          DEVELOPING
                                                                            GROWTH FUND      TOTAL RETURN FUND    GROWTH FUND, INC.
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           4,216   $          14,226    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,229)             (5,049)             (11,480)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (3,229)             (5,049)             (11,480)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................                987               9,177              (11,480)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             31,945              (6,580)             110,421
   Net realized gain distributions.....................................             28,210               3,035              362,067
   Change in unrealized appreciation (depreciation) during the period..            (35,580)             16,389             (386,968)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             24,575              12,844               85,520
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          25,562   $          22,021    $          74,040
                                                                         ==================  ==================  ===================


                                                                             LORD ABBETT
                                                                            INTERNATIONAL
                                                                          CORE EQUITY FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,552
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,674)
                                                                         ------------------
     Total expenses....................................................             (1,674)
                                                                         ------------------
     Net investment income (loss)......................................              1,878
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                218
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..            (35,757)
                                                                         ------------------
     Net gain (loss) on investments....................................            (35,539)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (33,661)
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-148

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-149

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                             LORD ABBETT
                                                                                VALUE             CLEARBRIDGE         BMO MID-CAP
                                                                         OPPORTUNITIES FUND       VALUE TRUST         VALUE FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (27)       SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $              --   $           1,174
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (29,538)             (2,172)             (2,538)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (29,538)             (2,172)             (2,538)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             (29,538)             (2,172)             (1,364)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              32,129                 916               7,409
   Net realized gain distributions.....................................             482,029                  --              77,645
   Change in unrealized appreciation (depreciation) during the period..            (209,656)             33,894             (19,392)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             304,502              34,810              65,662
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         274,964   $          32,638   $          64,298
                                                                         ===================  ==================  ==================


                                                                            MASSMUTUAL          MFS EMERGING         MASSACHUSETTS
                                                                          RETIRESMART(SM)          MARKETS         INVESTORS GROWTH
                                                                             2010 FUND           EQUITY FUND          STOCK FUND
                                                                         SUB-ACCOUNT (28)        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,248    $          14,049   $          18,962
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (578)              (3,042)            (13,815)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................               (578)              (3,042)            (13,815)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................              2,670               11,007               5,147
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (15)                (470)            322,996
   Net realized gain distributions.....................................                 --                   --              96,195
   Change in unrealized appreciation (depreciation) during the period..             (4,251)                (853)            (84,288)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................             (4,266)              (1,323)            334,903
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,596)   $           9,684   $         340,050
                                                                         ==================  ===================  ==================

                                                                                                     MFS
                                                                                                INTERNATIONAL
                                                                             MFS HIGH                NEW              MFS MID CAP
                                                                            INCOME FUND        DISCOVERY FUND         GROWTH FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          77,095    $           3,931   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (8,701)              (2,431)             (4,615)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (8,701)              (2,431)             (4,615)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             68,394                1,500              (4,615)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             37,228               14,108              80,638
   Net realized gain distributions.....................................                 --                   --              40,350
   Change in unrealized appreciation (depreciation) during the period..            (85,937)             (28,565)            (71,822)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (48,709)             (14,457)             49,166
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          19,685    $         (12,957)  $          44,551
                                                                         ==================  ===================  ==================



                                                                               MFS NEW
                                                                           DISCOVERY FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,486)
                                                                         ------------------
     Total expenses....................................................             (2,486)
                                                                         ------------------
     Net investment income (loss)......................................             (2,486)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              5,162
   Net realized gain distributions.....................................            108,536
   Change in unrealized appreciation (depreciation) during the period..           (168,488)
                                                                         ------------------
     Net gain (loss) on investments....................................            (54,790)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (57,276)
                                                                         ==================

(27) Formerly Legg Mason Capital Management Value Trust, Inc. Change effective March 1, 2014.

(28)  Funded as of June 26, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-150

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-151

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                            MFS RESEARCH         MFS TOTAL               MFS
                                                                         INTERNATIONAL FUND     RETURN FUND        UTILITIES FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          63,677   $          51,320   $         158,366
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (21,632)            (12,654)            (37,027)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (21,632)            (12,654)            (37,027)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             42,045              38,666             121,339
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             54,612              39,818             753,977
   Net realized gain distributions.....................................                 --              61,134             357,643
   Change in unrealized appreciation (depreciation) during the period..           (320,441)             32,483            (605,259)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (265,829)            133,435             506,361
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (223,784)  $         172,101   $         627,700
                                                                         ==================  ==================  ==================

                                                                                                                        MFS
                                                                                MFS             MFS RESEARCH       MASSACHUSETTS
                                                                            VALUE FUND            BOND FUND       INVESTORS TRUST
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         212,543    $          5,637   $          12,325
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (33,699)             (1,503)             (5,978)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (33,699)             (1,503)             (5,978)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            178,844               4,134               6,347
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            706,563                 903              31,549
   Net realized gain distributions.....................................            299,650                 874              87,760
   Change in unrealized appreciation (depreciation) during the period..           (182,109)              2,700              23,038
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            824,104               4,477             142,347
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $       1,002,948    $          8,611   $         148,694
                                                                         ==================  ==================  ==================

                                                                                MFS                                     MFS
                                                                           INTERNATIONAL          MFS CORE          GOVERNMENT
                                                                            GROWTH FUND          EQUITY FUND      SECURITIES FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,058   $           5,180   $         104,984
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (979)             (5,328)            (21,298)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (979)             (5,328)            (21,298)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 79                (148)             83,686
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              2,027             281,242             (27,737)
   Net realized gain distributions.....................................                798              88,031                  --
   Change in unrealized appreciation (depreciation) during the period..             (8,103)           (250,982)            143,686
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (5,278)            118,291             115,949
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (5,199)  $         118,143   $         199,635
                                                                         ==================  ==================  ==================

                                                                                 MFS
                                                                            INTERNATIONAL
                                                                             VALUE FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         131,671
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (9,955)
                                                                         -------------------
     Total expenses....................................................              (9,955)
                                                                         -------------------
     Net investment income (loss)......................................             121,716
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             106,836
   Net realized gain distributions.....................................              73,059
   Change in unrealized appreciation (depreciation) during the period..            (298,473)
                                                                         -------------------
     Net gain (loss) on investments....................................            (118,578)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $           3,138
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-152

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-153

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 MFS               MFS CORE
                                                                           TECHNOLOGY FUND       EQUITY SERIES
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $             189
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (794)                (144)
                                                                         -------------------  -------------------
     Total expenses....................................................                (794)                (144)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                (794)                  45
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               7,952                   39
   Net realized gain distributions.....................................               3,625                   --
   Change in unrealized appreciation (depreciation) during the period..              (2,228)               2,014
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               9,349                2,053
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           8,555    $           2,098
                                                                         ===================  ===================

                                                                                 MFS
                                                                          INVESTORS GROWTH          MFS                  MFS
                                                                            STOCK SERIES     UTILITIES SERIES        GROWTH FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             238   $           6,509    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (315)             (1,976)              (5,554)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................               (315)             (1,976)              (5,554)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................                (77)              4,533               (5,554)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 65               6,325               23,552
   Net realized gain distributions.....................................              2,548              11,415              118,022
   Change in unrealized appreciation (depreciation) during the period..              2,121               8,494               81,826
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              4,734              26,234              223,400
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           4,657   $          30,767    $         217,846
                                                                         ==================  ==================  ===================

                                                                                 MFS              BLACKROCK          BLACKROCK
                                                                             HIGH YIELD            GLOBAL            LARGE CAP
                                                                              PORTFOLIO        ALLOCATION FUND       CORE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          7,658   $         255,501   $             256
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (974)            (77,426)             (1,813)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (974)            (77,426)             (1,813)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              6,684             178,075              (1,557)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 66             509,175             167,576
   Net realized gain distributions.....................................                 --             744,721                  --
   Change in unrealized appreciation (depreciation) during the period..             (3,959)         (1,233,236)           (123,862)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (3,893)             20,660              43,714
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            2,791  $         198,735   $          42,157
                                                                         ==================  ==================  ==================

                                                                              BLACKROCK            BLACKROCK
                                                                                VALUE              SMALL CAP
                                                                         OPPORTUNITIES FUND       GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $              --
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (654)             (5,306)
                                                                         -------------------  ------------------
     Total expenses....................................................                (654)             (5,306)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                (654)             (5,306)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 892               1,347
   Net realized gain distributions.....................................                  --              95,544
   Change in unrealized appreciation (depreciation) during the period..               1,668             (85,132)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................               2,560              11,759
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,906   $           6,453
                                                                         ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-154

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-155

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                   BLACKROCK
                                                                              BLACKROCK          INTERNATIONAL
                                                                            MID CAP VALUE        OPPORTUNITIES
                                                                         OPPORTUNITIES FUND        PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           6,934    $          20,581
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (12,091)              (3,556)
                                                                         -------------------  -------------------
     Total expenses....................................................             (12,091)              (3,556)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (5,157)              17,025
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              96,276               75,869
   Net realized gain distributions.....................................             196,426               93,141
   Change in unrealized appreciation (depreciation) during the period..            (206,024)            (296,636)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              86,678             (127,626)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          81,521    $        (110,601)
                                                                         ===================  ===================


                                                                              BLACKROCK           MUNDER             NEUBERGER
                                                                           MID CAP GROWTH       MIDCAP CORE       BERMAN SOCIALLY
                                                                          EQUITY PORTFOLIO      GROWTH FUND       RESPONSIVE FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $             863   $          15,521
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,898)             (8,105)             (7,585)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (2,898)             (8,105)             (7,585)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (2,898)             (7,242)              7,936
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             15,959              91,082              64,629
   Net realized gain distributions.....................................             33,831             433,488             227,014
   Change in unrealized appreciation (depreciation) during the period..            (32,962)           (142,473)           (159,595)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             16,828             382,097             132,048
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          13,930   $         374,855   $         139,984
                                                                         ==================  ==================  ==================

                                                                               NUVEEN
                                                                             TRADEWINDS             OAKMARK          THE OAKMARK
                                                                            INTERNATIONAL        INTERNATIONAL       EQUITY AND
                                                                             VALUE FUND         SMALL CAP FUND       INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             636   $           8,453   $         128,503
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (240)             (2,175)                 --
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (240)             (2,175)                 --
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 396               6,278             128,503
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               1,371              (2,198)            175,159
   Net realized gain distributions.....................................                  --              29,580           1,296,895
   Change in unrealized appreciation (depreciation) during the period..              (3,529)            (81,894)           (568,004)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              (2,158)            (54,512)            904,050
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          (1,762)  $         (48,234)  $       1,032,553
                                                                         ===================  ==================  ==================


                                                                            OPPENHEIMER
                                                                              CAPITAL            OPPENHEIMER
                                                                         APPRECIATION FUND       GLOBAL FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $          50,127
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,900)             (29,831)
                                                                         ------------------  -------------------
     Total expenses....................................................             (7,900)             (29,831)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             (7,900)              20,296
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            425,122              530,736
   Net realized gain distributions.....................................            236,119              288,197
   Change in unrealized appreciation (depreciation) during the period..           (441,680)            (747,373)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            219,561               71,560
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         211,661    $          91,856
                                                                         ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-156

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-157

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            OPPENHEIMER                               OPPENHEIMER
                                                                           INTERNATIONAL         OPPENHEIMER       GLOBAL STRATEGIC
                                                                            GROWTH FUND       MAIN STREET FUND        INCOME FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          38,859    $           1,797   $          25,528
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,403)              (2,556)             (5,646)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (7,403)              (2,556)             (5,646)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             31,456                 (759)             19,882
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             48,572               12,603              (3,080)
   Net realized gain distributions.....................................                 --               27,420                  --
   Change in unrealized appreciation (depreciation) during the period..           (429,766)             (16,481)             (8,754)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................           (381,194)              23,542             (11,834)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (349,738)   $          22,783   $           8,048
                                                                         ==================  ===================  ==================

                                                                            OPPENHEIMER         OPPENHEIMER
                                                                            MAIN STREET         DEVELOPING           OPPENHEIMER
                                                                           MID CAP FUND        MARKETS FUND          EQUITY FUND
                                                                         SUB-ACCOUNT (29)       SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          15,261   $          24,214    $           1,296
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (20,296)            (26,225)              (1,327)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (20,296)            (26,225)              (1,327)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (5,035)             (2,011)                 (31)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            296,048             160,493                1,710
   Net realized gain distributions.....................................            369,583              98,350                   --
   Change in unrealized appreciation (depreciation) during the period..           (337,799)           (607,745)              22,066
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            327,832            (348,902)              23,776
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         322,797   $        (350,913)   $          23,745
                                                                         ==================  ==================  ===================

                                                                             OPPENHEIMER         OPPENHEIMER        OPPENHEIMER
                                                                               CAPITAL          INTERNATIONAL    SMALL- & MID- CAP
                                                                             INCOME FUND          BOND FUND         VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              20   $         170,752   $           6,252
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (7)            (45,338)             (6,485)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                 (7)            (45,338)             (6,485)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 13             125,414                (233)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  1             (71,157)             70,299
   Net realized gain distributions.....................................                 --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..                  6             (79,554)             15,502
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                  7            (150,711)             85,801
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $              20   $         (25,297)  $          85,568
                                                                         ==================  ==================  ==================

                                                                            OPPENHEIMER
                                                                            MAIN STREET
                                                                          SELECT FUND(R)
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,431
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,731)
                                                                         ------------------
     Total expenses....................................................             (7,731)
                                                                         ------------------
     Net investment income (loss)......................................             (4,300)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             99,085
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..            (24,747)
                                                                         ------------------
     Net gain (loss) on investments....................................             74,338
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          70,038
                                                                         ==================

(29) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-158

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-159

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             OPPENHEIMER                              OPPENHEIMER
                                                                           GOLD & SPECIAL         OPPENHEIMER           EQUITY
                                                                            MINERALS FUND      REAL ESTATE FUND       INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          26,566   $          26,309   $           5,154
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (11,350)             (8,795)             (1,266)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (11,350)             (8,795)             (1,266)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              15,216              17,514               3,888
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (282,651)             68,007                 192
   Net realized gain distributions.....................................                  --              70,530              12,475
   Change in unrealized appreciation (depreciation) during the period..               6,030             211,287               2,814
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (276,621)            349,824              15,481
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (261,405)  $         367,338   $          19,369
                                                                         ===================  ==================  ==================

                                                                            OPPENHEIMER            PUTNAM
                                                                           INTERNATIONAL           GLOBAL              PUTNAM VT
                                                                         DIVERSIFIED FUND        EQUITY FUND        HIGH YIELD FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             411    $              91   $          61,363
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (670)                (262)             (6,815)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................               (670)                (262)             (6,815)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................               (259)                (171)             54,548
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                552                   31             (10,414)
   Net realized gain distributions.....................................                 --                   --                  --
   Change in unrealized appreciation (depreciation) during the period..             (5,586)                (216)            (31,454)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................             (5,034)                (185)            (41,868)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (5,293)   $            (356)  $          12,680
                                                                         ==================  ===================  ==================

                                                                             PUTNAM VT           PUTNAM VT             PUTNAM
                                                                           INTERNATIONAL         MULTI-CAP            SMALL CAP
                                                                            GROWTH FUND         GROWTH FUND          VALUE FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              80   $           1,012    $           2,361
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,016)             (2,650)              (3,096)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (1,016)             (2,650)              (3,096)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................               (936)             (1,638)                (735)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                661              12,509               54,805
   Net realized gain distributions.....................................                 --                  --              116,857
   Change in unrealized appreciation (depreciation) during the period..             (9,466)             36,518             (162,445)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (8,805)             49,027                9,217
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (9,741)  $          47,389    $           8,482
                                                                         ==================  ==================  ===================

                                                                               PIONEER
                                                                             DISCIPLINED
                                                                             VALUE FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             577
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,186)
                                                                         ------------------
     Total expenses....................................................             (1,186)
                                                                         ------------------
     Net investment income (loss)......................................               (609)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              3,358
   Net realized gain distributions.....................................             15,221
   Change in unrealized appreciation (depreciation) during the period..            (10,323)
                                                                         ------------------
     Net gain (loss) on investments....................................              8,256
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $           7,647
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-160

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-161

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                             PIONEER OAK RIDGE         PIONEER
                                                                          PIONEER EMERGING       SMALL CAP           FUNDAMENTAL
                                                                            MARKETS FUND        GROWTH FUND          GROWTH FUND
                                                                             SUB-ACCOUNT     SUB-ACCOUNT (58)        SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          25,584   $              --    $              41
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (9,608)             (4,101)                (144)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (9,608)             (4,101)                (144)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             15,976              (4,101)                (103)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (9,861)             65,262                 (177)
   Net realized gain distributions.....................................             87,758                  --                  393
   Change in unrealized appreciation (depreciation) during the period..           (307,631)            (95,933)               1,637
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................           (229,734)            (30,671)               1,853
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $        (213,758)  $         (34,772)   $           1,750
                                                                         ==================  ==================  ===================

                                                                              ALLIANZGI          ALLIANZGI            ALLIANZGI
                                                                          NFJ INTERNATIONAL    NFJ SMALL-CAP        NFJ DIVIDEND
                                                                             VALUE FUND         VALUE FUND           VALUE FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,291   $          41,891    $          97,813
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (437)            (12,490)             (44,932)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................               (437)            (12,490)             (44,932)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................                854              29,401               52,881
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 89              64,445              303,105
   Net realized gain distributions.....................................                 --             362,984                   --
   Change in unrealized appreciation (depreciation) during the period..             (4,740)           (444,290)             109,906
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (4,651)            (16,861)             413,011
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (3,797)  $          12,540    $         465,892
                                                                         ==================  ==================  ===================

                                                                            AMG MANAGERS           PIMCO
                                                                               CADENCE       EMERGING MARKETS
                                                                            MID CAP FUND         BOND FUND          PIONEER FUND
                                                                          SUB-ACCOUNT (30)      SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          54,177    $           5,408
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (696)             (9,410)              (6,184)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................               (696)             (9,410)              (6,184)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................               (696)             44,767                 (776)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              2,628                 675                4,100
   Net realized gain distributions.....................................             13,317              12,526               92,572
   Change in unrealized appreciation (depreciation) during the period..             (8,506)            (52,784)             (41,774)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              7,439             (39,583)              54,898
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           6,743   $           5,184    $          54,122
                                                                         ==================  ==================  ===================


                                                                               PIONEER
                                                                           HIGH YIELD FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          96,480
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (13,431)
                                                                         ------------------
     Total expenses....................................................            (13,431)
                                                                         ------------------
     Net investment income (loss)......................................             83,049
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             21,567
   Net realized gain distributions.....................................             96,387
   Change in unrealized appreciation (depreciation) during the period..           (216,284)
                                                                         ------------------
     Net gain (loss) on investments....................................            (98,330)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (15,281)
                                                                         ==================

(30)  Formerly Managers Cadence Mid-Cap Fund. Change effective April 28,
      2014.

(58) Effective October 17, 2014 Pioneer Oak Ridge Small Cap Growth Fund merged with Oak Ridge Small Cap Growth Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-162

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-163

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              PIONEER             PIONEER              PIONEER
                                                                             STRATEGIC            MID CAP          SELECT MID CAP
                                                                            INCOME FUND         VALUE FUND           GROWTH FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         153,534   $           5,854    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (18,143)            (11,378)              (2,181)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (18,143)            (11,378)              (2,181)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................            135,391              (5,524)              (2,181)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (4,761)            103,629               44,124
   Net realized gain distributions.....................................             54,016             142,569               38,002
   Change in unrealized appreciation (depreciation) during the period..            (28,991)            (76,626)             (56,665)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             20,264             169,572               25,461
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         155,655   $         164,048    $          23,280
                                                                         ==================  ==================  ===================


                                                                                                    PUTNAM              PUTNAM
                                                                             PIMCO TOTAL            EQUITY            HIGH YIELD
                                                                           RETURN III FUND        INCOME FUND       ADVANTAGE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            6,305   $           6,052   $          66,471
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,355)             (3,402)             (7,940)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,355)             (3,402)             (7,940)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               4,950               2,650              58,531
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (2,599)             55,123               7,706
   Net realized gain distributions.....................................               1,463              35,177                  --
   Change in unrealized appreciation (depreciation) during the period..                 853             (55,132)            (52,699)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                (283)             35,168             (44,993)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            4,667   $          37,818   $          13,538
                                                                         ===================  ==================  ==================


                                                                              PUTNAM                                   PUTNAM
                                                                           INTERNATIONAL          PUTNAM              MULTI-CAP
                                                                            EQUITY FUND       INVESTORS FUND         GROWTH FUND
                                                                            SUB-ACCOUNT      SUB-ACCOUNT (31)        SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           4,438   $              --    $              24
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,020)                 (5)                 (78)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (2,020)                 (5)                 (78)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................              2,418                  (5)                 (54)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             15,636                 656                  134
   Net realized gain distributions.....................................                 --                  --                  998
   Change in unrealized appreciation (depreciation) during the period..            (57,048)               (438)                (107)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            (41,412)                218                1,025
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (38,994)  $             213    $             971
                                                                         ==================  ==================  ===================

                                                                               PUTNAM
                                                                            INTERNATIONAL
                                                                               CAPITAL
                                                                         OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           21,039
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (3,448)
                                                                         -------------------
     Total expenses....................................................              (3,448)
                                                                         -------------------
     Net investment income (loss)......................................              17,591
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              12,850
   Net realized gain distributions.....................................               4,443
   Change in unrealized appreciation (depreciation) during the period..            (172,217)
                                                                         -------------------
     Net gain (loss) on investments....................................            (154,924)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (137,333)
                                                                         ===================

(31)  Not funded as of December 31, 2014



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-164

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-165

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              PUTNAM
                                                                             SMALL CAP              ROYCE                ROYCE
                                                                            GROWTH FUND       TOTAL RETURN FUND     VALUE PLUS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $           7,750   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,384)              (3,993)             (2,561)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (1,384)              (3,993)             (2,561)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             (1,384)               3,757              (2,561)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             20,416               23,519              12,157
   Net realized gain distributions.....................................                 --               82,527             118,465
   Change in unrealized appreciation (depreciation) during the period..            (23,738)            (106,581)           (109,312)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................             (3,322)                (535)             21,310
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (4,706)   $           3,222   $          18,749
                                                                         ==================  ===================  ==================


                                                                                                                      COLUMBIA
                                                                               ROYCE                RS           DIVERSIFIED EQUITY
                                                                            VALUE FUND          VALUE FUND           INCOME FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          21,399    $           2,010
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,507)                 --               (1,020)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (3,507)                 --               (1,020)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (3,507)             21,399                  990
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             33,866              35,605                8,187
   Net realized gain distributions.....................................             99,045             319,684               10,612
   Change in unrealized appreciation (depreciation) during the period..           (134,185)           (143,354)              (4,889)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (1,274)            211,935               13,910
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (4,781)  $         233,334    $          14,900
                                                                         ==================  ==================  ===================

                                                                                                  COLUMBIA
                                                                              COLUMBIA          MULTI-ADVISOR       RIDGEWORTH
                                                                            SMALL/MID CAP         SMALL CAP       SMALL CAP VALUE
                                                                             VALUE FUND          VALUE FUND         EQUITY FUND
                                                                          SUB-ACCOUNT (32)       SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             280   $              29   $           8,094
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,205)               (108)            (11,313)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (3,205)               (108)            (11,313)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (2,925)                (79)             (3,219)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             30,008                 188              96,902
   Net realized gain distributions.....................................             45,194               1,996             233,685
   Change in unrealized appreciation (depreciation) during the period..            (57,361)             (1,677)           (308,902)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             17,841                 507              21,685
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          14,916   $             428   $          18,466
                                                                         ==================  ==================  ==================


                                                                             RIDGEWORTH
                                                                            MID-CAP VALUE
                                                                             EQUITY FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           5,846
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (8,698)
                                                                         -------------------
     Total expenses....................................................              (8,698)
                                                                         -------------------
     Net investment income (loss)......................................              (2,852)
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             105,754
   Net realized gain distributions.....................................              93,470
   Change in unrealized appreciation (depreciation) during the period..             (67,637)
                                                                         -------------------
     Net gain (loss) on investments....................................             131,587
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         128,735
                                                                         ===================

(32) Formerly Columbia Mid Cap Value Opportunity Fund. Change effective July 7, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-166

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-167

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                             RIDGEWORTH           RIDGEWORTH
                                                                            TOTAL RETURN        LARGE CAP VALUE
                                                                              BOND FUND           EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          17,536    $             716
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,605)                (317)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,605)                (317)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              14,931                  399
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (2,713)                 182
   Net realized gain distributions.....................................                  --                5,641
   Change in unrealized appreciation (depreciation) during the period..              34,395                1,015
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              31,682                6,838
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          46,613    $           7,237
                                                                         ===================  ===================


                                                                              DEUTSCHE             DEUTSCHE
                                                                             REAL ESTATE            EQUITY
                                                                           SECURITIES FUND       DIVIDEND FUND
                                                                          SUB-ACCOUNT (33)     SUB-ACCOUNT (34)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             396   $            6,978
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (180)              (2,245)
                                                                         -------------------  -------------------
     Total expenses....................................................                (180)              (2,245)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 216                4,733
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  31               19,916
   Net realized gain distributions.....................................               1,642                   --
   Change in unrealized appreciation (depreciation) during the period..               3,628               11,074
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               5,301               30,990
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           5,517   $           35,723
                                                                         ===================  ===================

                                                                              DEUTSCHE             DEUTSCHE
                                                                               CAPITAL             ENHANCED
                                                                             GROWTH FUND       EMERGING MARKETS
                                                                             SUB-ACCOUNT         FIXED INCOME
                                                                              (35)(36)         SUB-ACCOUNT (37)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --    $           1,444
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                  --                 (456)
                                                                         -------------------  -------------------
     Total expenses....................................................                  --                 (456)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                  --                  988
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  --                 (287)
   Net realized gain distributions.....................................                  20                   --
   Change in unrealized appreciation (depreciation) during the period..                 (18)              (1,945)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                   2               (2,232)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $                2   $           (1,244)
                                                                         ===================  ===================



                                                                            SSGA S&P 500           DEUTSCHE
                                                                             INDEX FUND         CORE EQUITY VIP
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (38)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           27,121   $              888
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (9,046)                (728)
                                                                         -------------------  -------------------
     Total expenses....................................................              (9,046)                (728)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              18,075                  160
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             205,899                1,047
   Net realized gain distributions.....................................              18,781                   --
   Change in unrealized appreciation (depreciation) during the period..             (63,316)              11,241
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             161,364               12,288
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          179,439   $           12,448
                                                                         ===================  ===================


                                                                              DEUTSCHE
                                                                               GLOBAL             CLEARBRIDGE
                                                                             GROWTH FUND       APPRECIATION FUND
                                                                          SUB-ACCOUNT (39)     SUB-ACCOUNT (40)
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              814   $           1,960
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (907)             (1,502)
                                                                         -------------------  ------------------
     Total expenses....................................................                (907)             (1,502)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                 (93)                458
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 334               1,582
   Net realized gain distributions.....................................                  --               7,957
   Change in unrealized appreciation (depreciation) during the period..              (3,573)             10,782
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              (3,239)             20,321
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           (3,332)  $          20,779
                                                                         ===================  ==================

(33) Formerly DWS RREEF Real Estate Securities Fund. Change effective August 11, 2014.

(34)  Formerly DWS Equity Dividend Fund. Change effective August 11, 2014.

(35)  Formerly DWS Capital Growth Fund. Change effective August 11, 2014.

(36)  Funded as of November 12, 2014.

(37) Formerly DWS Enhanced Emerging Markets Fixed Income Fund. Change effective August 11, 2014.

(38)  Formerly DWS Core Equity VIP. Change effective August 11, 2014.

(39)  Formerly DWS Global Growth Fund. Change effective August 11, 2014.

(40) Formerly Legg Mason ClearBridge Appreciation Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-168

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-169

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             CLEARBRIDGE          CLEARBRIDGE        CLEARBRIDGE
                                                                             AGGRESSIVE             ALL CAP            MID CAP
                                                                             GROWTH FUND          VALUE FUND          CORE FUND
                                                                          SUB-ACCOUNT (41)     SUB-ACCOUNT (42)   SUB-ACCOUNT (43)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $             690   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,695)               (266)             (3,283)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,695)               (266)             (3,283)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (1,695)                424              (3,283)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              14,764                   9               6,208
   Net realized gain distributions.....................................               4,964               1,981              21,723
   Change in unrealized appreciation (depreciation) during the period..              12,277                (617)             12,074
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              32,005               1,373              40,005
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          30,310   $           1,797   $          36,722
                                                                         ===================  ==================  ==================

                                                                             CLEARBRIDGE           THORNBURG
                                                                              SMALL CAP          INTERNATIONAL        THORNBURG
                                                                             GROWTH FUND          VALUE FUND         VALUE FUND
                                                                          SUB-ACCOUNT (44)        SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $          31,795   $           6,900
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (3,883)            (32,011)            (11,235)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (3,883)            (32,011)            (11,235)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (3,883)               (216)             (4,335)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             151,424             203,251              75,205
   Net realized gain distributions.....................................              51,584             335,579                  --
   Change in unrealized appreciation (depreciation) during the period..            (161,597)           (850,778)             64,888
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              41,411            (311,948)            140,093
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          37,528   $        (312,164)  $         135,758
                                                                         ===================  ==================  ==================

                                                                                                 TIMOTHY PLAN
                                                                              THORNBURG          LARGE/MID CAP        UBS DYNAMIC
                                                                          CORE GROWTH FUND        VALUE FUND          ALPHA FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $              --   $              43
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,634)             (1,863)                (15)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (10,634)             (1,863)                (15)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             (10,634)             (1,863)                 28
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             226,441              24,624                   1
   Net realized gain distributions.....................................                  --              18,984                  --
   Change in unrealized appreciation (depreciation) during the period..            (242,094)            (18,636)                 (6)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (15,653)             24,972                  (5)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (26,287)  $          23,109   $              23
                                                                         ===================  ==================  ==================

                                                                           T. ROWE PRICE
                                                                              GROWTH
                                                                            STOCK FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (49,686)
                                                                         ------------------
     Total expenses....................................................            (49,686)
                                                                         ------------------
     Net investment income (loss)......................................            (49,686)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            341,292
   Net realized gain distributions.....................................            591,418
   Change in unrealized appreciation (depreciation) during the period..           (428,477)
                                                                         ------------------
     Net gain (loss) on investments....................................            504,233
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         454,547
                                                                         ==================

(41)  Formerly Legg Mason Aggressive Growth Fund. Change effective March 3,
      2014.

(42) Formerly Legg Mason Partners ClearBridge Fundamental Value Fund. Change effective March 3, 2014.

(43) Formerly Legg Mason ClearBridge Mid Cap Core Fund. Change effective March 3, 2014.

(44) Formerly Legg Mason ClearBridge Small Cap Growth Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-170

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-171

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            T. ROWE PRICE        T. ROWE PRICE
                                                                               EQUITY           RETIREMENT 2010
                                                                             INCOME FUND             FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           22,908   $           25,196
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (13,011)             (14,077)
                                                                         -------------------  -------------------
     Total expenses....................................................             (13,011)             (14,077)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               9,897               11,119
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             128,611               29,366
   Net realized gain distributions.....................................              90,097               56,925
   Change in unrealized appreciation (depreciation) during the period..            (136,137)             (33,641)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              82,571               52,650
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           92,468   $           63,769
                                                                         ===================  ===================

                                                                            T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                                                           RETIREMENT 2020     RETIREMENT 2030     RETIREMENT 2040
                                                                                FUND                FUND                FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         119,990   $          85,899   $          36,003
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (74,469)            (60,397)            (38,041)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (74,469)            (60,397)            (38,041)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             45,521              25,502              (2,038)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            395,866             280,627             160,568
   Net realized gain distributions.....................................            216,905             214,746             117,484
   Change in unrealized appreciation (depreciation) during the period..           (239,720)           (188,518)            (81,846)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            373,051             306,855             196,206
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         418,572   $         332,357   $         194,168
                                                                         ==================  ==================  ==================

                                                                           T. ROWE PRICE       T. ROWE PRICE
                                                                          RETIREMENT 2050       RETIREMENT          UBS GLOBAL
                                                                               FUND            BALANCED FUND      ALLOCATION FUND
                                                                            SUB-ACCOUNT      SUB-ACCOUNT (45)       SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          16,427   $           5,019   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (16,888)             (4,197)                (12)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (16,888)             (4,197)                (12)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (461)                822                 (12)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             78,714               9,150                  --
   Net realized gain distributions.....................................             43,309               8,741                  --
   Change in unrealized appreciation (depreciation) during the period..            (41,488)             (7,234)                130
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             80,535              10,657                 130
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          80,074   $          11,479   $             118
                                                                         ==================  ==================  ==================

                                                                             VANGUARD            VANGUARD
                                                                             SMALL-CAP            MID-CAP
                                                                            INDEX FUND          INDEX FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -----------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          62,637   $          31,960
                                                                         -----------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 --                  --
                                                                         -----------------  ------------------
     Total expenses....................................................                 --                  --
                                                                         -----------------  ------------------
     Net investment income (loss)......................................             62,637              31,960
                                                                         -----------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             35,781              92,799
   Net realized gain distributions.....................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period..            173,420              99,402
                                                                         -----------------  ------------------
     Net gain (loss) on investments....................................            209,201             192,201
                                                                         -----------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         271,838   $         224,161
                                                                         =================  ==================

(45) Formerly T. Rowe Price Retirement Income Fund. Change effective December 29, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-172

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-173

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              VANGUARD            VANGUARD             VICTORY
                                                                             TOTAL BOND          TOTAL STOCK         DIVERSIFIED
                                                                          MARKET INDEX FUND   MARKET INDEX FUND      STOCK FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           31,287  $           31,948  $          13,569
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                  --                  --             (7,734)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                  --                  --             (7,734)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              31,287              31,948              5,835
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              28,330              83,004             83,412
   Net realized gain distributions.....................................               4,301                  --            196,451
   Change in unrealized appreciation (depreciation) during the period..               2,697              84,972           (157,248)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              35,328             167,976            122,615
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           66,615  $          199,924  $         128,450
                                                                         ==================  ==================  ==================

                                                                               VICTORY             VICTORY             VICTORY
                                                                               SPECIAL          SMALL COMPANY        ESTABLISHED
                                                                             VALUE FUND       OPPORTUNITY FUND       VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --   $          18,527
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (15,111)            (16,661)             (4,978)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (15,111)            (16,661)             (4,978)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            (15,111)            (16,661)             13,549
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            277,358             128,371              75,388
   Net realized gain distributions.....................................                 --             314,829             266,803
   Change in unrealized appreciation (depreciation) during the period..           (162,770)           (236,901)           (166,861)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            114,588             206,299             175,330
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          99,477   $         189,638   $         188,879
                                                                         ==================  ==================  ==================

                                                                               INVESCO                                INVESCO
                                                                              SMALL CAP           INVESCO           EQUITY AND
                                                                           DISCOVERY FUND      COMSTOCK FUND        INCOME FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          98,521   $         467,022
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (15,460)            (22,889)            (87,438)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (15,460)            (22,889)            (87,438)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            (15,460)             75,632             379,584
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             58,367             324,193           1,419,031
   Net realized gain distributions.....................................            294,838                  --           1,512,484
   Change in unrealized appreciation (depreciation) during the period..           (282,168)            112,395          (1,841,064)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             71,037             436,588           1,090,451
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          55,577   $         512,220   $       1,470,035
                                                                         ==================  ==================  ==================

                                                                              INVESCO
                                                                            GROWTH AND
                                                                            INCOME FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          77,336
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (22,334)
                                                                         ------------------
     Total expenses....................................................            (22,334)
                                                                         ------------------
     Net investment income (loss)......................................             55,002
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            603,834
   Net realized gain distributions.....................................            368,065
   Change in unrealized appreciation (depreciation) during the period..           (654,262)
                                                                         ------------------
     Net gain (loss) on investments....................................            317,637
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         372,639
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-174

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-175

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                               INVESCO              INVESCO
                                                                               MID CAP           U.S. MORTGAGE
                                                                             GROWTH FUND             FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --    $              11
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,811)                  (3)
                                                                         -------------------  -------------------
     Total expenses....................................................             (10,811)                  (3)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (10,811)                   8
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              68,060                   (3)
   Net realized gain distributions.....................................             121,578                   --
   Change in unrealized appreciation (depreciation) during the period..             (93,468)                   6
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              96,170                    3
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           85,359    $              11
                                                                         ===================  ===================


                                                                               INVESCO              INVESCO
                                                                              SMALL CAP            AMERICAN
                                                                             VALUE FUND           VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $             592
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,440)              (2,185)
                                                                         -------------------  -------------------
     Total expenses....................................................              (7,440)              (2,185)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (7,440)              (1,593)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             118,449                6,141
   Net realized gain distributions.....................................             195,120               88,315
   Change in unrealized appreciation (depreciation) during the period..            (228,986)             (30,918)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              84,583               63,538
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          77,143    $          61,945
                                                                         ===================  ===================

                                                                          MORGAN STANLEY
                                                                           INSTITUTIONAL                               INVESCO
                                                                            OPPORTUNITY         INVESCO VALUE        DIVERSIFIED
                                                                             PORTFOLIO       OPPORTUNITIES FUND     DIVIDEND FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          10,624   $            7,368
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (294)             (2,442)              (2,584)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................               (294)             (2,442)              (2,584)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................               (294)              8,182                4,784
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             32,929              33,480               80,507
   Net realized gain distributions.....................................                659                  --                9,662
   Change in unrealized appreciation (depreciation) during the period..            (33,132)               (992)             (42,989)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................                456              32,488               47,180
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $             162   $          40,670   $           51,964
                                                                         ==================  ==================  ===================


                                                                               INVESCO              INVESCO
                                                                              AMERICAN            GLOBAL CORE
                                                                           FRANCHISE FUND         EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --    $             306
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,367)                (309)
                                                                         -------------------  -------------------
     Total expenses....................................................              (4,367)                (309)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (4,367)                  (3)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              65,046                   25
   Net realized gain distributions.....................................              65,253                2,853
   Change in unrealized appreciation (depreciation) during the period..             (72,981)              (3,113)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              57,318                 (235)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           52,951    $            (238)
                                                                         ===================  ===================



                                                                              VANGUARD
                                                                           500 INDEX FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          66,438
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................                  --
                                                                         ------------------
     Total expenses....................................................                  --
                                                                         ------------------
     Net investment income (loss)......................................              66,438
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             193,597
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..             160,142
                                                                         ------------------
     Net gain (loss) on investments....................................             353,739
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...   $         420,177
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-176

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-177

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             WELLS FARGO                         COLUMBIA SELIGMAN
                                                                              ADVANTAGE          WELLS FARGO      COMMUNICATIONS
                                                                            INTERNATIONAL      ADVANTAGE CORE           AND
                                                                             EQUITY FUND          BOND FUND      INFORMATION FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,446   $           1,132   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (346)               (669)             (2,893)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (346)               (669)             (2,893)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              2,100                 463              (2,893)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                154              (1,811)             22,511
   Net realized gain distributions.....................................                 --                  --              65,932
   Change in unrealized appreciation (depreciation) during the period..             (5,529)              5,284              31,917
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (5,375)              3,473             120,360
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (3,275)  $           3,936   $         117,467
                                                                         ==================  ==================  ==================


                                                                          COLUMBIA SELIGMAN       TIAA-CREF          TIAA-CREF
                                                                               GLOBAL          LARGE CAP VALUE       LARGE CAP
                                                                           TECHNOLOGY FUND       INDEX FUND         GROWTH FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $             195   $             716
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (969)                (47)               (335)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (969)                (47)               (335)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (969)                148                 381
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,210                  17                 815
   Net realized gain distributions.....................................             15,870                 314               1,008
   Change in unrealized appreciation (depreciation) during the period..             10,334                 321               3,636
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             27,414                 652               5,459
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          26,445   $             800   $           5,840
                                                                         ==================  ==================  ==================


                                                                                                  TIAA-CREF         MASSMUTUAL
                                                                              TIAA-CREF            EQUITY         RETIRESMART(SM)
                                                                           BOND INDEX FUND       INDEX FUND          2015 FUND
                                                                          SUB-ACCOUNT (46)       SUB-ACCOUNT     SUB-ACCOUNT (47)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $            111   $           2,270   $          10,255
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (33)               (763)             (1,219)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                (33)               (763)             (1,219)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 78               1,507               9,036
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 83               5,150                 (39)
   Net realized gain distributions.....................................                  9                 774               9,778
   Change in unrealized appreciation (depreciation) during the period..                 84               4,454             (22,506)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                176              10,378             (12,767)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            254   $          11,885   $          (3,731)
                                                                         ==================  ==================  ==================


                                                                             MASSMUTUAL
                                                                           RETIRESMART(SM)
                                                                              2020 FUND
                                                                          SUB-ACCOUNT (48)
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          20,468
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (3,512)
                                                                         -------------------
     Total expenses....................................................              (3,512)
                                                                         -------------------
     Net investment income (loss)......................................              16,956
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (1,801)
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..             (25,415)
                                                                         -------------------
     Net gain (loss) on investments....................................             (27,216)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (10,260)
                                                                         ===================

(46)  Funded as of June 30, 2014.

(47)  Funded as of June 20, 2014.

(48)  Funded as of June 23, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-178

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-179

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             MASSMUTUAL           MASSMUTUAL
                                                                           RETIRESMART(SM)      RETIRESMART(SM)
                                                                              2025 FUND            2030 FUND
                                                                          SUB-ACCOUNT (49)     SUB-ACCOUNT (50)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          17,325    $          32,532
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,898)              (3,192)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,898)              (3,192)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              14,427               29,340
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (346)                (310)
   Net realized gain distributions.....................................              16,963                2,039
   Change in unrealized appreciation (depreciation) during the period..             (41,200)             (42,232)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (24,583)             (40,503)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (10,156)   $         (11,163)
                                                                         ===================  ===================

                                                                            MASSMUTUAL           MASSMUTUAL          MASSMUTUAL
                                                                          RETIRESMART(SM)      RETIRESMART(SM)     RETIRESMART(SM)
                                                                             2035 FUND            2040 FUND           2045 FUND
                                                                         SUB-ACCOUNT (51)     SUB-ACCOUNT (52)    SUB-ACCOUNT (53)
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          12,531   $          20,617   $            8,073
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,094)             (2,771)              (1,393)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (2,094)             (2,771)              (1,393)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             10,437              17,846                6,680
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               (319)               (120)                (151)
   Net realized gain distributions.....................................             16,572              16,230               12,108
   Change in unrealized appreciation (depreciation) during the period..            (31,213)            (43,461)             (24,333)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            (14,960)            (27,351)             (12,376)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (4,523)  $          (9,505)  $           (5,696)
                                                                         ==================  ==================  ===================

                                                                             MASSMUTUAL           MASSMUTUAL
                                                                           RETIRESMART(SM)      RETIRESMART(SM)
                                                                              2050 FUND       IN RETIREMENT FUND
                                                                          SUB-ACCOUNT (54)     SUB-ACCOUNT (55)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           5,902    $             152
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,256)                 (34)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,256)                 (34)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               4,646                  118
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (185)                  (1)
   Net realized gain distributions.....................................              25,337                   --
   Change in unrealized appreciation (depreciation) during the period..             (34,071)                (209)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (8,919)                (210)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           (4,273)   $             (92)
                                                                         ===================  ===================

                                                                             MASSMUTUAL
                                                                           RETIRESMART(SM)    AMERICAN CENTURY
                                                                                2055            HERITAGE FUND
                                                                          SUB-ACCOUNT (56)       SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             624   $              --
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (171)             (4,527)
                                                                         -------------------  ------------------
     Total expenses....................................................                (171)             (4,527)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                 453              (4,527)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  (4)              5,505
   Net realized gain distributions.....................................                 584              91,522
   Change in unrealized appreciation (depreciation) during the period..              (1,320)            (50,841)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................                (740)             46,186
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            (287)  $          41,659
                                                                         ===================  ==================

                                                                             CLEARBRIDGE
                                                                              SMALL CAP
                                                                             VALUE FUND
                                                                          SUB-ACCOUNT (57)
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (146)
                                                                         -------------------
     Total expenses....................................................                (146)
                                                                         -------------------
     Net investment income (loss)......................................                (146)
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  21
   Net realized gain distributions.....................................               1,357
   Change in unrealized appreciation (depreciation) during the period..              (1,154)
                                                                         -------------------
     Net gain (loss) on investments....................................                 224
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $               78
                                                                         ===================

(49)  Funded as of June 23, 2014.

(50)  Funded as of June 23, 2014.

(51)  Funded as of June 20, 2014.

(52)  Funded as of June 23, 2014.

(53)  Funded as of June 23, 2014.

(54)  Funded as of June 23, 2014.

(55)  Funded as of July 24, 2014.

(56)  Funded as of June 25, 2014.

(57) Formerly Legg Mason Partners ClearBridge Small Cap Value Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-180

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-181

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              OAK RIDGE
                                                                              SMALL CAP            HIMCO VIT
                                                                             GROWTH FUND          INDEX FUND        MM S&P MID CAP
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         INDEX FUND
                                                                              (58)(60)             (59)(60)        SUB-ACCOUNT (61)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $              --   $               1
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,073)            (11,527)                 --
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,073)            (11,527)                 --
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (1,073)            (11,527)                  1
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,207              18,934                  --
   Net realized gain distributions.....................................              39,598                  --                   5
   Change in unrealized appreciation (depreciation) during the period..              10,723             974,700                  (1)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              53,528             993,634                   4
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           52,455   $         982,107   $               5
                                                                         ===================  ==================  ==================


                                                                                                  RUSSELL             RUSSELL
                                                                         RUSSELL BALANCED      CONSERVATIVE           GROWTH
                                                                           STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
                                                                         SUB-ACCOUNT (62)    SUB-ACCOUNT (63)    SUB-ACCOUNT (64)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           6,900   $             394   $           9,837
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,019)               (187)             (4,820)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (3,019)               (187)             (4,820)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              3,881                 207               5,017
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             31,405                 434              49,414
   Net realized gain distributions.....................................                 --                 409                  --
   Change in unrealized appreciation (depreciation) during the period..            (27,288)               (680)            (45,477)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              4,117                 163               3,937
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           7,998   $             370   $           8,954
                                                                         ==================  ==================  ==================


                                                                               RUSSELL
                                                                              MODERATE               PIMCO
                                                                            STRATEGY FUND      TOTAL RETURN FUND
                                                                          SUB-ACCOUNT (65)        SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           7,082    $       1,295,542
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,936)            (179,621)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,936)            (179,621)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               4,146            1,115,921
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              19,970             (102,756)
   Net realized gain distributions.....................................               2,979              269,445
   Change in unrealized appreciation (depreciation) during the period..             (17,638)              (6,760)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               5,311              159,929
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           9,457    $       1,275,850
                                                                         ===================  ===================



                                                                                PIMCO
                                                                          REAL RETURN FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         734,634
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (81,880)
                                                                         -------------------
     Total expenses....................................................             (81,880)
                                                                         -------------------
     Net investment income (loss)......................................             652,754
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (40,127)
   Net realized gain distributions.....................................               6,559
   Change in unrealized appreciation (depreciation) during the period..             (67,204)
                                                                         -------------------
     Net gain (loss) on investments....................................            (100,772)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         551,982
                                                                         ===================

(58) Effective October 17, 2014 Pioneer Oak Ridge Small Cap Growth Fund merged with Oak Ridge Small Cap Growth Fund.

(59) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(60)  Funded as of October 20, 2014

(61)  Funded as of December 10, 2014.

(62) Formerly Life Points Balanced Strategy Fund. Change effective October 1, 2014.

(63) Formerly Life Points Conservative Strategy Fund. Change effective October 1, 2014.

(64)  Formerly Life Points Growth Strategy Fund. Change effective October 1,
      2014.

(65) Formerly Life Points Moderate Strategy Fund. Change effective October 1, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-182

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-183

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              AMERICAN CENTURY         AMERICAN
                                                                                   EQUITY             CENTURY VP
                                                                                 INCOME FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         532,279    $         57,856
   Net realized gain (loss) on security transactions........................            749,573             166,986
   Net realized gain distributions..........................................          2,184,393           5,111,835
   Change in unrealized appreciation (depreciation) during the period.......           (143,896)         (2,780,943)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........          3,322,349           2,555,734
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          4,987,668           3,187,604
   Net transfers............................................................           (752,295)           (636,469)
   Surrenders for benefit payments and fees.................................         (4,947,020)         (1,337,636)
   Other transactions.......................................................                516                 (46)
   Net loan activity........................................................               (259)               (347)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (711,390)          1,213,106
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          2,610,959           3,768,840

NET ASSETS:
   Beginning of period......................................................         28,853,701          22,234,676
                                                                              ------------------  ------------------
   End of period............................................................  $      31,464,660    $     26,003,516
                                                                              ==================  ==================


                                                                                  AMERICAN             AMERICAN
                                                                                 CENTURY VP           CENTURY VP
                                                                                ULTRA(R) FUND        BALANCED FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (705)   $          1,550
   Net realized gain (loss) on security transactions........................                915               6,694
   Net realized gain distributions..........................................             10,932              11,961
   Change in unrealized appreciation (depreciation) during the period.......               (392)             (3,436)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             10,750              16,769
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             10,398               2,584
   Net transfers............................................................             40,112              52,887
   Surrenders for benefit payments and fees.................................             (4,349)             (5,936)
   Other transactions.......................................................                  1                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             46,162              49,535
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             56,912              66,304

NET ASSETS:
   Beginning of period......................................................            100,206             140,362
                                                                              ------------------  ------------------
   End of period............................................................  $         157,118    $        206,666
                                                                              ==================  ==================


                                                                                   AMERICAN       AMERICAN CENTURY
                                                                                  CENTURY VP          SMALL CAP
                                                                              INTERNATIONAL FUND     VALUE FUND
                                                                                SUB-ACCOUNT (1)      SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             (32)  $          21,056
   Net realized gain (loss) on security transactions........................                 --              18,221
   Net realized gain distributions..........................................                 --             516,864
   Change in unrealized appreciation (depreciation) during the period.......               (668)           (379,461)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........               (700)            176,680
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                583             803,246
   Net transfers............................................................              8,356             (19,501)
   Surrenders for benefit payments and fees.................................                 --            (259,256)
   Other transactions.......................................................                 --                 208
   Net loan activity........................................................                 --                 (50)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              8,939             524,647
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              8,239             701,327

NET ASSETS:
   Beginning of period......................................................                 --           3,630,862
                                                                              ------------------  ------------------
   End of period............................................................  $           8,239   $       4,332,189
                                                                              ==================  ==================

                                                                                   AMERICAN
                                                                                  CENTURY VP       AMERICAN CENTURY
                                                                                 LARGE COMPANY    INFLATION-ADJUSTED
                                                                                  VALUE FUND           BOND FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $             139    $              45
   Net realized gain (loss) on security transactions........................              1,862                 (614)
   Net realized gain distributions..........................................                 --                  437
   Change in unrealized appreciation (depreciation) during the period.......              3,059                2,419
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........              5,060                2,287
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................              4,271               22,919
   Net transfers............................................................             (2,524)             (17,748)
   Surrenders for benefit payments and fees.................................            (10,369)             (26,972)
   Other transactions.......................................................                 --                   --
   Net loan activity........................................................                 (9)                  --
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             (8,631)             (21,801)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             (3,571)             (19,514)

NET ASSETS:
   Beginning of period......................................................             47,669              143,759
                                                                              ------------------  -------------------
   End of period............................................................  $          44,098    $         124,245
                                                                              ==================  ===================

                                                                                                      AMERICAN
                                                                               AMERICAN CENTURY      CENTURY VP
                                                                                    EQUITY            INCOME &
                                                                                  GROWTH FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (134)  $           3,922
   Net realized gain (loss) on security transactions........................             14,474              12,516
   Net realized gain distributions..........................................              4,883                  --
   Change in unrealized appreciation (depreciation) during the period.......            (13,952)             16,395
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              5,271              32,833
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              5,290               6,402
   Net transfers............................................................               (556)             63,809
   Surrenders for benefit payments and fees.................................            (38,238)             (9,538)
   Other transactions.......................................................                 (1)                  2
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --              (3,364)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (33,505)             57,311
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (28,234)             90,144

NET ASSETS:
   Beginning of period......................................................             75,191             275,567
                                                                              ------------------  ------------------
   End of period............................................................  $          46,957   $         365,711
                                                                              ==================  ==================

(1)   Funded as of June 20, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-184

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-185

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  AMERICAN             AMERICAN
                                                                                 CENTURY VP           CENTURY VP
                                                                                 ULTRA FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (1,951)   $          6,621
   Net realized gain (loss) on security transactions........................              6,740              10,792
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             46,836              73,982
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             51,625              91,395
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              7,428              17,157
   Net transfers............................................................             45,657              43,921
   Surrenders for benefit payments and fees.................................            (16,325)            (31,583)
   Other transactions.......................................................                 --                   1
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --              (2,127)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             36,760              27,369
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             88,385             118,764

NET ASSETS:
   Beginning of period......................................................            536,355             730,329
                                                                              ------------------  ------------------
   End of period............................................................  $         624,740    $        849,093
                                                                              ==================  ==================

                                                                                  AMERICAN
                                                                                 CENTURY VP          INVESCO V.I.
                                                                                   MID CAP             SMALL CAP
                                                                                 VALUE FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             320    $         (1,655)
   Net realized gain (loss) on security transactions........................              4,845              30,846
   Net realized gain distributions..........................................             25,654              19,061
   Change in unrealized appreciation (depreciation) during the period.......              5,289             (46,149)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             36,108               2,103
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             37,471                 455
   Net transfers............................................................             (5,571)           (103,332)
   Surrenders for benefit payments and fees.................................            (13,963)             (5,347)
   Other transactions.......................................................                 (2)                 --
   Net loan activity........................................................                (16)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             17,919            (108,224)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             54,027            (106,121)

NET ASSETS:
   Beginning of period......................................................            227,012             316,239
                                                                              ------------------  ------------------
   End of period............................................................  $         281,039    $        210,118
                                                                              ==================  ==================


                                                                                INVESCO V.I.           INVESCO
                                                                                 DIVERSIFIED          EUROPEAN
                                                                                DIVIDEND FUND        GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           1,990   $           6,378
   Net realized gain (loss) on security transactions........................             15,922              24,274
   Net realized gain distributions..........................................                 --              21,125
   Change in unrealized appreciation (depreciation) during the period.......                701             (96,551)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             18,613             (44,774)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             11,728              83,471
   Net transfers............................................................            (69,601)            (46,995)
   Surrenders for benefit payments and fees.................................            (14,290)           (192,002)
   Other transactions.......................................................                 --                   3
   Net loan activity........................................................                 --                 (17)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (72,163)           (155,540)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (53,550)           (200,314)

NET ASSETS:
   Beginning of period......................................................            171,152             683,745
                                                                              ------------------  ------------------
   End of period............................................................  $         117,602   $         483,431
                                                                              ==================  ==================


                                                                                    INVESCO            INVESCO
                                                                                 INTERNATIONAL         MID CAP
                                                                                  GROWTH FUND     CORE EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          11,108   $          (2,134)
   Net realized gain (loss) on security transactions........................            119,260               8,745
   Net realized gain distributions..........................................             43,630              25,648
   Change in unrealized appreciation (depreciation) during the period.......           (144,744)            (20,304)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             29,254              11,955
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            417,995              28,301
   Net transfers............................................................             11,513             (36,635)
   Surrenders for benefit payments and fees.................................           (794,175)            (80,492)
   Other transactions.......................................................                (11)                 --
   Net loan activity........................................................               (136)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (364,814)            (88,826)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (335,560)            (76,871)

NET ASSETS:
   Beginning of period......................................................          1,698,576             325,057
                                                                              ------------------  ------------------
   End of period............................................................  $       1,363,016   $         248,186
                                                                              ==================  ==================


                                                                                    INVESCO
                                                                                   SMALL CAP           INVESCO
                                                                                  GROWTH FUND     REAL ESTATE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (6,977)  $          22,086
   Net realized gain (loss) on security transactions........................            223,181              79,595
   Net realized gain distributions..........................................            166,560             240,687
   Change in unrealized appreciation (depreciation) during the period.......           (298,530)            951,138
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             84,234           1,293,506
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            135,397           1,067,670
   Net transfers............................................................            (19,484)            282,824
   Surrenders for benefit payments and fees.................................           (309,210)         (1,000,115)
   Other transactions.......................................................               (110)                 25
   Net loan activity........................................................                (12)               (198)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (193,419)            350,206
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (109,185)          1,643,712

NET ASSETS:
   Beginning of period......................................................          1,227,505           4,658,656
                                                                              ------------------  ------------------
   End of period............................................................  $       1,118,320   $       6,302,368
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-186

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-187

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                    INVESCO              INVESCO
                                                                                   SMALL CAP           DEVELOPING
                                                                                  EQUITY FUND         MARKETS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,833)   $           6,272
   Net realized gain (loss) on security transactions.........................             14,753                1,747
   Net realized gain distributions...........................................            109,226               18,674
   Change in unrealized appreciation (depreciation) during the period........           (100,787)             (85,542)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             18,359              (58,849)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            270,899              743,879
   Net transfers.............................................................              5,326              148,076
   Surrenders for benefit payments and fees..................................            (52,239)             (27,125)
   Other transactions........................................................                402                  306
   Net loan activity.........................................................                 (2)                 (23)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            224,386              865,113
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            242,745              806,264

NET ASSETS:
   Beginning of period.......................................................            654,089              294,907
                                                                               ------------------  -------------------
   End of period.............................................................  $         896,834    $       1,101,171
                                                                               ==================  ===================

                                                                                AMERICAN CENTURY   AMERICAN CENTURY
                                                                                   DIVERSIFIED        PRIME MONEY
                                                                                    BOND FUND         MARKET FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             448   $          (3,113)
   Net realized gain (loss) on security transactions.........................               (760)                 --
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........              2,257                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,945              (3,113)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             10,660             234,497
   Net transfers.............................................................            (20,916)           (116,186)
   Surrenders for benefit payments and fees..................................             (1,626)           (479,222)
   Other transactions........................................................                  3                   2
   Net loan activity.........................................................                 (7)               (178)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (11,886)           (361,087)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (9,941)           (364,200)

NET ASSETS:
   Beginning of period.......................................................             54,952             933,865
                                                                               ------------------  ------------------
   End of period.............................................................  $          45,011   $         569,665
                                                                               ==================  ==================

                                                                                                    ALLIANCEBERNSTEIN
                                                                                 DOMINI SOCIAL           GLOBAL
                                                                                  EQUITY FUND           BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,489    $           1,234
   Net realized gain (loss) on security transactions.........................                 44                   55
   Net realized gain distributions...........................................             49,715                   21
   Change in unrealized appreciation (depreciation) during the period........            (23,721)                 334
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             29,527                1,644
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            500,578                8,263
   Net transfers.............................................................            134,858                7,090
   Surrenders for benefit payments and fees..................................             (2,939)                (464)
   Other transactions........................................................                604                    2
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            633,101               14,891
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            662,628               16,535

NET ASSETS:
   Beginning of period.......................................................             71,769               22,081
                                                                               ------------------  -------------------
   End of period.............................................................  $         734,397    $          38,616
                                                                               ==================  ===================

                                                                                ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                                 2055 RETIREMENT     2050 RETIREMENT
                                                                                    STRATEGY            STRATEGY
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              86   $             858
   Net realized gain (loss) on security transactions.........................                  7                  94
   Net realized gain distributions...........................................                771               9,016
   Change in unrealized appreciation (depreciation) during the period........               (712)             (8,672)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                152               1,296
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,993              29,528
   Net transfers.............................................................                 --                (335)
   Surrenders for benefit payments and fees..................................                (67)               (281)
   Other transactions........................................................                  1                   1
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,927              28,913
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              5,079              30,209

NET ASSETS:
   Beginning of period.......................................................              3,181              32,398
                                                                               ------------------  ------------------
   End of period.............................................................  $           8,260   $          62,607
                                                                               ==================  ==================

                                                                               ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                                  GLOBAL RISK       VPS GROWTH AND
                                                                                ALLOCATION FUND    INCOME PORTFOLIO
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          12,631   $              30
   Net realized gain (loss) on security transactions.........................              1,854               2,619
   Net realized gain distributions...........................................              8,976               4,077
   Change in unrealized appreciation (depreciation) during the period........            (11,233)                201
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             12,228               6,927
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             25,857              10,454
   Net transfers.............................................................             11,214                  --
   Surrenders for benefit payments and fees..................................             (6,979)            (14,021)
   Other transactions........................................................                  1                  (2)
   Net loan activity.........................................................                 (9)                 (6)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             30,084              (3,575)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             42,312               3,352

NET ASSETS:
   Beginning of period.......................................................            179,644              84,319
                                                                               ------------------  ------------------
   End of period.............................................................  $         221,956   $          87,671
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-188

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-189

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                              VPS INTERNATIONAL    VPS INTERNATIONAL
                                                                              GROWTH PORTFOLIO      VALUE PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (3,632)   $          26,443
   Net realized gain (loss) on security transactions.......................              24,592              (63,131)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             (25,682)             (66,941)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (4,722)            (103,629)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              56,832              215,366
   Net transfers...........................................................            (117,602)            (124,761)
   Surrenders for benefit payments and fees................................             (45,462)            (259,394)
   Other transactions......................................................                   3                   --
   Net loan activity.......................................................                 (82)                 (53)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (106,311)            (168,842)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (111,033)            (272,471)

NET ASSETS:
   Beginning of period.....................................................             484,157            1,504,030
                                                                             -------------------  -------------------
   End of period...........................................................   $         373,124    $       1,231,559
                                                                             ===================  ===================

                                                                              ALLIANCEBERNSTEIN
                                                                                 VPS GLOBAL       ALLIANCEBERNSTEIN
                                                                               VALUE PORTFOLIO       GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           2,585   $            (207)
   Net realized gain (loss) on security transactions.......................              1,813                 537
   Net realized gain distributions.........................................                 --               2,065
   Change in unrealized appreciation (depreciation) during the period......                955               1,886
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              5,353               4,281
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             12,577              12,477
   Net transfers...........................................................              1,292                  --
   Surrenders for benefit payments and fees................................            (11,666)             (1,670)
   Other transactions......................................................                  2                  (1)
   Net loan activity.......................................................                 --                  (6)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              2,205              10,800
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              7,558              15,081

NET ASSETS:
   Beginning of period.....................................................            100,439              29,374
                                                                             ------------------  ------------------
   End of period...........................................................  $         107,997   $          44,455
                                                                             ==================  ==================

                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                                  DISCOVERY            DISCOVERY
                                                                                 GROWTH FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,680)   $          (3,812)
   Net realized gain (loss) on security transactions.......................               1,345               24,754
   Net realized gain distributions.........................................              15,432              128,768
   Change in unrealized appreciation (depreciation) during the period......             (11,000)             (73,244)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               4,097               76,466
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              25,441               91,196
   Net transfers...........................................................                  --               27,799
   Surrenders for benefit payments and fees................................              (4,821)             (91,985)
   Other transactions......................................................                   1                   (7)
   Net loan activity.......................................................                 (20)                 (20)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              20,601               26,983
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              24,698              103,449

NET ASSETS:
   Beginning of period.....................................................             187,241              964,176
                                                                             -------------------  -------------------
   End of period...........................................................  $          211,939    $       1,067,625
                                                                             ===================  ===================

                                                                                                  ALLIANCEBERNSTEIN
                                                                              ALLIANCEBERNSTEIN    2015 RETIREMENT
                                                                                 VALUE FUND           STRATEGY
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $              61   $           2,496
   Net realized gain (loss) on security transactions.......................                 793               2,500
   Net realized gain distributions.........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period......                (572)             (2,675)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 282               2,321
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               1,883              21,508
   Net transfers...........................................................               4,848              (9,174)
   Surrenders for benefit payments and fees................................              (3,896)             (8,223)
   Other transactions......................................................                  --                  --
   Net loan activity.......................................................                 (13)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               2,822               4,111
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               3,104               6,432

NET ASSETS:
   Beginning of period.....................................................               4,524             101,560
                                                                             -------------------  ------------------
   End of period...........................................................   $           7,628   $         107,992
                                                                             ===================  ==================

                                                                              ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                               2025 RETIREMENT     2035 RETIREMENT
                                                                                  STRATEGY            STRATEGY
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           5,084   $            3,748
   Net realized gain (loss) on security transactions.......................                653                9,931
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......             (1,531)              (7,443)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              4,206                6,236
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             36,382               61,908
   Net transfers...........................................................                 --              (29,213)
   Surrenders for benefit payments and fees................................             (2,586)             (24,381)
   Other transactions......................................................                 --                   --
   Net loan activity.......................................................                 --                  (66)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             33,796                8,248
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             38,002               14,484

NET ASSETS:
   Beginning of period.....................................................            201,029              207,319
                                                                             ------------------  -------------------
   End of period...........................................................  $         239,031   $          221,803
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-190

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-191

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                                 2045 RETIREMENT         HIGH
                                                                                    STRATEGY          INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,654   $          25,665
   Net realized gain (loss) on security transactions.........................              5,390              (2,269)
   Net realized gain distributions...........................................              6,654               3,448
   Change in unrealized appreciation (depreciation) during the period........            (10,620)            (17,670)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,078               9,174
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             79,125              99,088
   Net transfers.............................................................            (13,439)             35,741
   Surrenders for benefit payments and fees..................................            (21,588)           (188,942)
   Other transactions........................................................                 --                  37
   Net loan activity.........................................................                 --                 (44)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             44,098             (54,120)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             48,176             (44,946)

NET ASSETS:
   Beginning of period.......................................................            112,570             329,659
                                                                               ------------------  ------------------
   End of period.............................................................  $         160,746   $         284,713
                                                                               ==================  ==================

                                                                                ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                                 2010 RETIREMENT    2020 RETIREMENT
                                                                                    STRATEGY           STRATEGY
                                                                                 SUB-ACCOUNT (2)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (16)  $           8,574
   Net realized gain (loss) on security transactions.........................              3,978              16,346
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             (3,920)            (14,132)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 42              10,788
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --              81,048
   Net transfers.............................................................                 --            (104,338)
   Surrenders for benefit payments and fees..................................            (32,669)             (7,420)
   Other transactions........................................................                  1                  20
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (32,668)            (30,690)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (32,626)            (19,902)

NET ASSETS:
   Beginning of period.......................................................             32,626             404,471
                                                                               ------------------  ------------------
   End of period.............................................................   $             --   $         384,569
                                                                               ==================  ==================

                                                                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                                 2030 RETIREMENT      2040 RETIREMENT
                                                                                    STRATEGY             STRATEGY
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           9,886   $           5,282
   Net realized gain (loss) on security transactions.........................              20,720               8,130
   Net realized gain distributions...........................................                  --               4,774
   Change in unrealized appreciation (depreciation) during the period........             (21,781)            (10,574)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,825               7,612
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             180,634              64,068
   Net transfers.............................................................             (88,626)            (50,639)
   Surrenders for benefit payments and fees..................................             (30,827)             (1,912)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                (107)                (57)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              61,074              11,460
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              69,899              19,072

NET ASSETS:
   Beginning of period.......................................................             419,799             227,175
                                                                               -------------------  ------------------
   End of period.............................................................   $         489,698   $         246,247
                                                                               ===================  ==================

                                                                                                     AMERICAN FUNDS
                                                                                AMERICAN FUNDS          AMERICAN
                                                                                  AMCAP FUND          BALANCED FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (25,998)   $         21,614
   Net realized gain (loss) on security transactions.........................            371,267             412,859
   Net realized gain distributions...........................................            322,229             417,889
   Change in unrealized appreciation (depreciation) during the period........           (282,141)           (311,831)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            385,357             540,531
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            494,807           1,018,411
   Net transfers.............................................................           (263,542)            190,640
   Surrenders for benefit payments and fees..................................           (506,329)         (1,093,835)
   Other transactions........................................................               (126)                (18)
   Net loan activity.........................................................               (152)               (285)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (275,342)            114,913
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            110,015             655,444

NET ASSETS:
   Beginning of period.......................................................          3,623,928           6,976,223
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,733,943    $      7,631,667
                                                                               ==================  ==================

                                                                                 AMERICAN FUNDS     AMERICAN FUNDS
                                                                                 CAPITAL INCOME       EUROPACIFIC
                                                                                     BUILDER          GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         722,108   $         222,430
   Net realized gain (loss) on security transactions.........................            740,138             935,752
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........           (313,922)         (2,153,975)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,148,324            (995,793)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,106,032           5,436,081
   Net transfers.............................................................            (30,765)            684,057
   Surrenders for benefit payments and fees..................................         (6,014,603)         (5,278,239)
   Other transactions........................................................               (257)              1,040
   Net loan activity.........................................................               (535)               (973)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,940,128)            841,966
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,791,804)           (153,827)

NET ASSETS:
   Beginning of period.......................................................         21,128,855          30,131,506
                                                                               ------------------  ------------------
   End of period.............................................................  $      19,337,051   $      29,977,679
                                                                               ==================  ==================

(2)   Not funded as of December 31, 2014



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-192

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-193

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                   FUNDAMENTAL              NEW
                                                                                 INVESTORS FUND      PERSPECTIVE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         114,610   $         (33,609)
   Net realized gain (loss) on security transactions.........................           1,631,223             386,774
   Net realized gain distributions...........................................           1,102,395             421,513
   Change in unrealized appreciation (depreciation) during the period........          (1,584,073)           (636,197)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,264,155             138,481
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           2,316,243           1,062,245
   Net transfers.............................................................            (666,755)            139,438
   Surrenders for benefit payments and fees..................................          (4,084,694)         (1,017,985)
   Other transactions........................................................              (2,766)                141
   Net loan activity.........................................................                (477)               (179)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (2,438,449)            183,660
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (1,174,294)            322,141

NET ASSETS:
   Beginning of period.......................................................          18,146,141           6,674,426
                                                                               -------------------  ------------------
   End of period.............................................................   $      16,971,847   $       6,996,567
                                                                               ===================  ==================


                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                 THE BOND FUND       THE GROWTH FUND
                                                                                  OF AMERICA           OF AMERICA
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          51,488    $        (264,709)
   Net realized gain (loss) on security transactions.........................             66,701            2,234,316
   Net realized gain distributions...........................................                 --            3,664,180
   Change in unrealized appreciation (depreciation) during the period........            105,513           (2,423,196)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            223,702            3,210,591
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            810,626            4,999,573
   Net transfers.............................................................           (241,648)            (117,484)
   Surrenders for benefit payments and fees..................................         (1,251,158)          (6,168,482)
   Other transactions........................................................                259                1,388
   Net loan activity.........................................................               (210)              (1,439)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (682,131)          (1,286,444)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (458,429)           1,924,147

NET ASSETS:
   Beginning of period.......................................................          5,436,100           39,892,293
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,977,671    $      41,816,440
                                                                               ==================  ===================

                                                                                                    AMERICAN FUNDS
                                                                                 AMERICAN FUNDS     THE INVESTMENT
                                                                                 THE INCOME FUND        COMPANY
                                                                                   OF AMERICA         OF AMERICA
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         338,852   $          59,799
   Net realized gain (loss) on security transactions.........................            552,108             813,327
   Net realized gain distributions...........................................                 --             742,435
   Change in unrealized appreciation (depreciation) during the period........             14,579            (679,385)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            905,539             936,176
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,891,584           1,215,870
   Net transfers.............................................................            388,620             449,527
   Surrenders for benefit payments and fees..................................         (2,217,034)         (2,607,841)
   Other transactions........................................................                187                   7
   Net loan activity.........................................................               (420)               (204)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             62,937            (942,641)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            968,476              (6,465)

NET ASSETS:
   Beginning of period.......................................................         12,402,710           9,034,561
                                                                               ------------------  ------------------
   End of period.............................................................  $      13,371,186   $       9,028,096
                                                                               ==================  ==================

                                                                                                      AMERICAN FUNDS
                                                                                 AMERICAN FUNDS         WASHINGTON
                                                                                     THE NEW              MUTUAL
                                                                                  ECONOMY FUND        INVESTORS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (12,209)  $          39,764
   Net realized gain (loss) on security transactions.........................             236,270             233,262
   Net realized gain distributions...........................................             215,578             223,703
   Change in unrealized appreciation (depreciation) during the period........            (349,201)            (70,956)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              90,438             425,773
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             322,592             520,643
   Net transfers.............................................................             976,595             142,866
   Surrenders for benefit payments and fees..................................            (911,421)           (590,890)
   Other transactions........................................................                (592)             (1,431)
   Net loan activity.........................................................                (115)               (224)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             387,059              70,964
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             477,497             496,737

NET ASSETS:
   Beginning of period.......................................................           2,320,040           4,198,857
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,797,537   $       4,695,594
                                                                               ===================  ==================

                                                                                                    AMERICAN FUNDS
                                                                                AMERICAN FUNDS       CAPITAL WORLD
                                                                                   AMERICAN            GROWTH &
                                                                                  MUTUAL FUND         INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          52,893   $         411,739
   Net realized gain (loss) on security transactions.........................            192,351           1,037,404
   Net realized gain distributions...........................................            166,345                  --
   Change in unrealized appreciation (depreciation) during the period........            103,640            (611,662)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            515,229             837,481
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            609,477           4,848,554
   Net transfers.............................................................           (163,624)            202,158
   Surrenders for benefit payments and fees..................................           (483,889)         (4,015,593)
   Other transactions........................................................               (594)                (37)
   Net loan activity.........................................................                (97)               (957)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (38,727)          1,034,125
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            476,502           1,871,606

NET ASSETS:
   Beginning of period.......................................................          4,446,561          26,843,710
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,923,063   $      28,715,316
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-194

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-195

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              AMERICAN FUNDS
                                                                                 SMALLCAP              ARIEL
                                                                                WORLD FUND       APPRECIATION FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,794)  $            (131)
   Net realized gain (loss) on security transactions.......................             63,319               8,997
   Net realized gain distributions.........................................             83,979              17,015
   Change in unrealized appreciation (depreciation) during the period......           (134,828)            (13,978)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              5,676              11,903
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            108,157              15,060
   Net transfers...........................................................             60,899              (8,880)
   Surrenders for benefit payments and fees................................           (178,209)            (21,747)
   Other transactions......................................................                  7                  (2)
   Net loan activity.......................................................                (16)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (9,162)            (15,569)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             (3,486)             (3,666)

NET ASSETS:
   Beginning of period.....................................................            875,676             166,957
                                                                             ------------------  ------------------
   End of period...........................................................  $         872,190   $         163,291
                                                                             ==================  ==================

                                                                                                      ARTISAN
                                                                                                      MID CAP
                                                                                ARIEL FUND          VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (539)  $          32,466
   Net realized gain (loss) on security transactions.......................             25,420              87,744
   Net realized gain distributions.........................................             21,121             546,713
   Change in unrealized appreciation (depreciation) during the period......            (28,369)           (607,084)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             17,633              59,839
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             15,378           1,228,193
   Net transfers...........................................................            (52,351)            (53,772)
   Surrenders for benefit payments and fees................................            (16,873)           (406,487)
   Other transactions......................................................                  2                  94
   Net loan activity.......................................................                 --                 (70)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (53,844)            767,958
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (36,211)            827,797

NET ASSETS:
   Beginning of period.....................................................            220,259           5,017,556
                                                                             ------------------  ------------------
   End of period...........................................................  $         184,048   $       5,845,353
                                                                             ==================  ==================

                                                                                                     AVE MARIA
                                                                                 AVE MARIA            RISING
                                                                             OPPORTUNITY FUND      DIVIDEND FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (886)  $           7,229
   Net realized gain (loss) on security transactions.......................              1,734             134,067
   Net realized gain distributions.........................................              5,695             124,867
   Change in unrealized appreciation (depreciation) during the period......            (13,958)           (125,673)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (7,415)            140,490
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             26,448             297,269
   Net transfers...........................................................              2,046             206,355
   Surrenders for benefit payments and fees................................            (13,537)           (502,332)
   Other transactions......................................................                  1                 (69)
   Net loan activity.......................................................                (12)                (44)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             14,946               1,179
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              7,531             141,669

NET ASSETS:
   Beginning of period.....................................................             79,157           1,385,464
                                                                             ------------------  ------------------
   End of period...........................................................  $          86,688   $       1,527,133
                                                                             ==================  ==================


                                                                                 AVE MARIA         LIFEPATH 2020
                                                                                GROWTH FUND          PORTFOLIO
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,667)  $         272,548
   Net realized gain (loss) on security transactions.......................              6,041             234,368
   Net realized gain distributions.........................................             41,451           2,459,210
   Change in unrealized appreciation (depreciation) during the period......            (24,831)         (1,925,586)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             19,994           1,040,540
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             75,197           4,689,915
   Net transfers...........................................................             52,282             (10,321)
   Surrenders for benefit payments and fees................................            (80,278)         (3,744,578)
   Other transactions......................................................                (11)                (19)
   Net loan activity.......................................................                (38)             (2,281)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             47,152             932,716
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             67,146           1,973,256

NET ASSETS:
   Beginning of period.....................................................            220,327          22,554,551
                                                                             ------------------  ------------------
   End of period...........................................................  $         287,473   $      24,527,807
                                                                             ==================  ==================


                                                                               LIFEPATH 2030       LIFEPATH 2040
                                                                                 PORTFOLIO           PORTFOLIO
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         251,890   $         222,489
   Net realized gain (loss) on security transactions.......................            294,526             322,069
   Net realized gain distributions.........................................          2,975,127           2,811,911
   Change in unrealized appreciation (depreciation) during the period......         (2,485,272)         (2,370,848)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........          1,036,271             985,621
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          5,357,349           4,961,633
   Net transfers...........................................................            167,998              96,567
   Surrenders for benefit payments and fees................................         (2,846,447)         (3,018,667)
   Other transactions......................................................             (1,569)                 16
   Net loan activity.......................................................             (2,407)             (2,558)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          2,674,924           2,036,991
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          3,711,195           3,022,612

NET ASSETS:
   Beginning of period.....................................................         21,957,542          19,732,635
                                                                             ------------------  ------------------
   End of period...........................................................  $      25,668,737   $      22,755,247
                                                                             ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-196

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-197

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    LIFEPATH
                                                                                   RETIREMENT        LIFEPATH 2050
                                                                                    PORTFOLIO          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          65,665   $          21,448
   Net realized gain (loss) on security transactions.........................             31,849              25,208
   Net realized gain distributions...........................................            498,093             295,235
   Change in unrealized appreciation (depreciation) during the period........           (373,061)           (252,708)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            222,546              89,183
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,036,896           1,056,727
   Net transfers.............................................................           (132,901)            (15,873)
   Surrenders for benefit payments and fees..................................           (954,151)           (220,517)
   Other transactions........................................................                 (3)                 11
   Net loan activity.........................................................               (269)               (290)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (50,428)            820,058
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            172,118             909,241

NET ASSETS:
   Beginning of period.......................................................          5,445,745           1,624,097
                                                                               ------------------  ------------------
   End of period.............................................................  $       5,617,863   $       2,533,338
                                                                               ==================  ==================


                                                                                    BLACKROCK          BLACKROCK
                                                                                  LIFEPATH 2025      LIFEPATH 2035
                                                                                      FUND               FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,962   $             342
   Net realized gain (loss) on security transactions.........................              3,012                 981
   Net realized gain distributions...........................................             38,444               5,725
   Change in unrealized appreciation (depreciation) during the period........            (41,299)             (5,933)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              3,119               1,115
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             83,364              26,054
   Net transfers.............................................................            481,326              53,048
   Surrenders for benefit payments and fees..................................             (8,829)            (21,439)
   Other transactions........................................................                 (5)                 --
   Net loan activity.........................................................                (75)                (56)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            555,781              57,607
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            558,900              58,722

NET ASSETS:
   Beginning of period.......................................................            111,715              33,229
                                                                               ------------------  ------------------
   End of period.............................................................  $         670,615   $          91,951
                                                                               ==================  ==================


                                                                                    BLACKROCK            BLACKROCK
                                                                                  LIFEPATH 2045        LIFEPATH 2055
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             592   $             208
   Net realized gain (loss) on security transactions.........................               1,554               1,417
   Net realized gain distributions...........................................               6,487               2,112
   Change in unrealized appreciation (depreciation) during the period........              (7,207)             (2,639)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               1,426               1,098
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             104,406              36,085
   Net transfers.............................................................              20,527              (5,242)
   Surrenders for benefit payments and fees..................................              (2,514)            (17,844)
   Other transactions........................................................                   1                  (2)
   Net loan activity.........................................................                 (57)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             122,363              12,997
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             123,789              14,095

NET ASSETS:
   Beginning of period.......................................................              34,157              22,510
                                                                               -------------------  ------------------
   End of period.............................................................   $         157,946   $          36,605
                                                                               ===================  ==================

                                                                                                        BLACKROCK
                                                                                                     U.S. GOVERNMENT
                                                                                     BARON                BOND
                                                                                SMALL CAP FUND          PORTFOLIO
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,059)  $           3,143
   Net realized gain (loss) on security transactions.........................             63,086                (671)
   Net realized gain distributions...........................................            189,059                 433
   Change in unrealized appreciation (depreciation) during the period........           (190,835)              9,139
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             60,251              12,044
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            796,538              26,582
   Net transfers.............................................................            (74,457)            (20,154)
   Surrenders for benefit payments and fees..................................           (170,422)            (95,152)
   Other transactions........................................................                  9                  14
   Net loan activity.........................................................                (19)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            551,649             (88,710)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            611,900             (76,666)

NET ASSETS:
   Beginning of period.......................................................          2,740,594             280,553
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,352,494   $         203,887
                                                                               ==================  ==================


                                                                                   BLACKROCK            BLACKROCK
                                                                                    EQUITY               CAPITAL
                                                                                 DIVIDEND FUND      APPRECIATION FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          51,508    $          (2,662)
   Net realized gain (loss) on security transactions.........................            212,691               23,973
   Net realized gain distributions...........................................            201,723               61,376
   Change in unrealized appreciation (depreciation) during the period........            (77,905)             (62,739)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            388,017               19,948
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            695,408               28,387
   Net transfers.............................................................           (481,552)             (17,482)
   Surrenders for benefit payments and fees..................................           (247,537)            (168,246)
   Other transactions........................................................                356                   --
   Net loan activity.........................................................               (192)                 (12)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (33,517)            (157,353)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            354,500             (137,405)

NET ASSETS:
   Beginning of period.......................................................          4,471,029              464,824
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,825,529    $         327,419
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-198

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-199

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    BLACKROCK
                                                                                 FLEXIBLE EQUITY      CALVERT VP SRI
                                                                                      FUND          BALANCED PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           1,553   $           4,492
   Net realized gain (loss) on security transactions.........................               3,936               2,335
   Net realized gain distributions...........................................              13,939              35,034
   Change in unrealized appreciation (depreciation) during the period........             (19,742)                708
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (314)             42,569
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              30,038               7,351
   Net transfers.............................................................              (4,684)            (10,031)
   Surrenders for benefit payments and fees..................................             (21,354)             (6,590)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               3,995              (9,270)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               3,681              33,299

NET ASSETS:
   Beginning of period.......................................................              98,429             489,550
                                                                               -------------------  ------------------
   End of period.............................................................   $         102,110   $         522,849
                                                                               ===================  ==================



                                                                                 CALVERT EQUITY      CALVERT BOND
                                                                                    PORTFOLIO          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (29,646)  $          36,731
   Net realized gain (loss) on security transactions.........................            209,919               6,348
   Net realized gain distributions...........................................            505,729                  --
   Change in unrealized appreciation (depreciation) during the period........           (168,541)             70,854
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            517,461             113,933
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            786,891             371,092
   Net transfers.............................................................             25,749              35,980
   Surrenders for benefit payments and fees..................................           (620,719)           (366,895)
   Other transactions........................................................                  1                  (3)
   Net loan activity.........................................................               (124)                (67)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            191,798              40,107
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            709,259             154,040

NET ASSETS:
   Beginning of period.......................................................          4,919,951           2,107,488
                                                                               ------------------  ------------------
   End of period.............................................................  $       5,629,210   $       2,261,528
                                                                               ==================  ==================


                                                                                                         COLUMBIA
                                                                                     CALVERT            CONTRARIAN
                                                                                   INCOME FUND           CORE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          16,367   $            (766)
   Net realized gain (loss) on security transactions.........................               9,964             104,237
   Net realized gain distributions...........................................                  --              68,858
   Change in unrealized appreciation (depreciation) during the period........               6,778             (56,127)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              33,109             116,202
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             113,763             165,730
   Net transfers.............................................................                 205              60,004
   Surrenders for benefit payments and fees..................................            (188,457)           (247,419)
   Other transactions........................................................                  (1)                (11)
   Net loan activity.........................................................                 (27)                (67)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (74,517)            (21,763)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (41,408)             94,439

NET ASSETS:
   Beginning of period.......................................................             863,288             831,753
                                                                               -------------------  ------------------
   End of period.............................................................   $         821,880   $         926,192
                                                                               ===================  ==================


                                                                               COLUMBIA MARSICO         COLUMBIA
                                                                                 21ST CENTURY           SMALL CAP
                                                                                     FUND             VALUE I FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,019)   $            (455)
   Net realized gain (loss) on security transactions.........................              5,819                  289
   Net realized gain distributions...........................................                 --               13,787
   Change in unrealized appreciation (depreciation) during the period........              1,794              (11,537)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              6,594                2,084
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             19,379               10,243
   Net transfers.............................................................             18,649                 (806)
   Surrenders for benefit payments and fees..................................            (19,989)              (1,839)
   Other transactions........................................................                 (1)                   1
   Net loan activity.........................................................                 --                   (3)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             18,038                7,596
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             24,632                9,680

NET ASSETS:
   Beginning of period.......................................................             76,548               95,393
                                                                               ------------------  -------------------
   End of period.............................................................  $         101,180    $         105,073
                                                                               ==================  ===================

                                                                                COLUMBIA MARSICO
                                                                                  INTERNATIONAL         COLUMBIA
                                                                                  OPPORTUNITIES          MID CAP
                                                                                      FUND             VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (78)  $          (5,951)
   Net realized gain (loss) on security transactions.........................                101              94,680
   Net realized gain distributions...........................................                 --             175,060
   Change in unrealized appreciation (depreciation) during the period........               (728)           (167,629)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (705)             96,160
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --             139,620
   Net transfers.............................................................                 --               7,333
   Surrenders for benefit payments and fees..................................               (991)           (206,148)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                 (19)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (991)            (59,214)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (1,696)             36,946

NET ASSETS:
   Beginning of period.......................................................             12,673             990,468
                                                                               ------------------  ------------------
   End of period.............................................................  $          10,977   $       1,027,414
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-200

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-201

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    COLUMBIA         COLUMBIA MARSICO
                                                                                   ACORN FUND         GROWTH VS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (11,226)  $          (6,460)
   Net realized gain (loss) on security transactions.........................              66,174              73,389
   Net realized gain distributions...........................................             484,876              74,187
   Change in unrealized appreciation (depreciation) during the period........            (539,060)            (83,913)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 764              57,203
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             524,483             124,040
   Net transfers.............................................................            (288,331)           (137,986)
   Surrenders for benefit payments and fees..................................            (160,975)           (243,975)
   Other transactions........................................................                (109)                 (2)
   Net loan activity.........................................................                (123)                (49)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              74,945            (257,972)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              75,709            (200,769)

NET ASSETS:
   Beginning of period.......................................................           2,953,768             780,250
                                                                               -------------------  ------------------
   End of period.............................................................   $       3,029,477   $         579,481
                                                                               ===================  ==================

                                                                                                        COLUMBIA
                                                                                  CRM MID CAP           SMALL CAP
                                                                                  VALUE FUND            CORE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              79    $          (1,120)
   Net realized gain (loss) on security transactions.........................              6,612                  780
   Net realized gain distributions...........................................             40,553               12,918
   Change in unrealized appreciation (depreciation) during the period........            (37,571)             (13,302)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              9,673                 (724)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             14,737               26,525
   Net transfers.............................................................            (44,826)              15,982
   Surrenders for benefit payments and fees..................................            (17,013)              (4,840)
   Other transactions........................................................                 (2)                   2
   Net loan activity.........................................................                 --                  (12)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (47,104)              37,657
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (37,431)              36,933

NET ASSETS:
   Beginning of period.......................................................            212,830              125,683
                                                                               ------------------  -------------------
   End of period.............................................................  $         175,399    $         162,616
                                                                               ==================  ===================

                                                                                     CALAMOS            CALAMOS
                                                                                     GLOBAL          INTERNATIONAL
                                                                                   EQUITY FUND        GROWTH FUND
                                                                                 SUB-ACCOUNT (3)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              --   $             (17)
   Net realized gain (loss) on security transactions.........................                 --                  (1)
   Net realized gain distributions...........................................                  1                 231
   Change in unrealized appreciation (depreciation) during the period........                 (1)               (353)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 --                (140)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  7               1,785
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................                 --                  (7)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                  7               1,778
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                  7               1,638

NET ASSETS:
   Beginning of period.......................................................                 --                 567
                                                                               ------------------  ------------------
   End of period.............................................................  $               7   $           2,205
                                                                               ==================  ==================

                                                                                                          DAVIS
                                                                                     DAVIS              NEW YORK
                                                                                FINANCIAL FUND        VENTURE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (454)  $         (17,437)
   Net realized gain (loss) on security transactions.........................              6,546             279,150
   Net realized gain distributions...........................................             15,244           1,167,519
   Change in unrealized appreciation (depreciation) during the period........             (4,609)         (1,046,273)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             16,727             382,959
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             22,437             834,831
   Net transfers.............................................................            (16,956)           (256,202)
   Surrenders for benefit payments and fees..................................             (8,284)         (1,495,125)
   Other transactions........................................................                 (1)                  6
   Net loan activity.........................................................                (11)               (236)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (2,815)           (916,726)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             13,912            (533,767)

NET ASSETS:
   Beginning of period.......................................................            140,252           7,264,302
                                                                               ------------------  ------------------
   End of period.............................................................  $         154,164   $       6,730,535
                                                                               ==================  ==================

                                                                                                       DELAWARE
                                                                                      DAVIS           DIVERSIFIED
                                                                                OPPORTUNITY FUND      INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,223)  $           3,806
   Net realized gain (loss) on security transactions.........................             14,471                (188)
   Net realized gain distributions...........................................             16,895                 519
   Change in unrealized appreciation (depreciation) during the period........            (22,692)              1,090
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              7,451               5,227
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,945              19,038
   Net transfers.............................................................              4,396                (616)
   Surrenders for benefit payments and fees..................................            (69,776)               (444)
   Other transactions........................................................                 --                   9
   Net loan activity.........................................................                (42)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (40,477)             17,987
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (33,026)             23,214

NET ASSETS:
   Beginning of period.......................................................            187,380             124,301
                                                                               ------------------  ------------------
   End of period.............................................................  $         154,354   $         147,515
                                                                               ==================  ==================

(3)   Funded as of October 10, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-202

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-203

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   DELAWARE              DREYFUS
                                                                               EXTENDED DURATION       BOND MARKET
                                                                                   BOND FUND           INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              21    $         118,026
   Net realized gain (loss) on security transactions.........................                 --              (37,998)
   Net realized gain distributions...........................................                 39               53,041
   Change in unrealized appreciation (depreciation) during the period........                 11              184,539
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 71              317,608
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                633            1,301,090
   Net transfers.............................................................                 --              (64,717)
   Surrenders for benefit payments and fees..................................                 (3)          (1,173,569)
   Other transactions........................................................                 --                  539
   Net loan activity.........................................................                 --                 (466)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                630               62,877
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................                701              380,485

NET ASSETS:
   Beginning of period.......................................................                267            6,393,667
                                                                               ------------------  -------------------
   End of period.............................................................  $             968    $       6,774,152
                                                                               ==================  ===================


                                                                                     DREYFUS            DREYFUS
                                                                                VIF APPRECIATION     INTERNATIONAL
                                                                                    PORTFOLIO      STOCK INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               -----------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             231  $          12,584
   Net realized gain (loss) on security transactions.........................                 17              1,445
   Net realized gain distributions...........................................                491                 --
   Change in unrealized appreciation (depreciation) during the period........                671            (42,278)
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,410            (28,249)
                                                                               -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,625            175,776
   Net transfers.............................................................                 --             41,197
   Surrenders for benefit payments and fees..................................                 --             (3,105)
   Other transactions........................................................                 --                 --
   Net loan activity.........................................................                 --                 (5)
   Net annuity transactions..................................................                 --                 --
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,625            213,863
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets.....................................              4,035            185,614

NET ASSETS:
   Beginning of period.......................................................             17,617            278,544
                                                                               -----------------  ------------------
   End of period.............................................................  $          21,652  $         464,158
                                                                               =================  ==================


                                                                                     DREYFUS            DREYFUS
                                                                                     MIDCAP            SMALLCAP
                                                                                   INDEX FUND      STOCK INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          42,719   $          13,251
   Net realized gain (loss) on security transactions.........................            275,908             197,645
   Net realized gain distributions...........................................            417,085             262,989
   Change in unrealized appreciation (depreciation) during the period........           (178,848)           (292,800)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            556,864             181,085
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,074,076             962,744
   Net transfers.............................................................            494,705             374,411
   Surrenders for benefit payments and fees..................................         (1,162,169)           (785,612)
   Other transactions........................................................                (97)                (15)
   Net loan activity.........................................................               (268)                (95)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,406,247             551,433
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,963,111             732,518

NET ASSETS:
   Beginning of period.......................................................          5,413,209           3,132,831
                                                                               ------------------  ------------------
   End of period.............................................................  $       7,376,320   $       3,865,349
                                                                               ==================  ==================

                                                                                     DREYFUS
                                                                                 VIF GROWTH AND           DREYFUS
                                                                                     INCOME          VIF QUALITY BOND
                                                                                 PORTFOLIO FUND       PORTFOLIO FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $               4   $             973
   Net realized gain (loss) on security transactions.........................                   7                  76
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........                 318               1,556
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 329               2,605
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 313               7,554
   Net transfers.............................................................                  --              18,185
   Surrenders for benefit payments and fees..................................                  --                (342)
   Other transactions........................................................                  (1)                 --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 312              25,397
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                 641              28,002

NET ASSETS:
   Beginning of period.......................................................               3,351              60,626
                                                                               -------------------  ------------------
   End of period.............................................................   $           3,992   $          88,628
                                                                               ===================  ==================

                                                                                     DREYFUS
                                                                                    SOCIALLY            DREYFUS
                                                                                   RESPONSIBLE          S&P 500
                                                                                GROWTH FUND, INC.     INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              36   $         132,162
   Net realized gain (loss) on security transactions.........................                  4             335,027
   Net realized gain distributions...........................................                734             637,981
   Change in unrealized appreciation (depreciation) during the period........                527             181,018
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,301           1,286,188
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --           2,209,731
   Net transfers.............................................................                 --             936,450
   Surrenders for benefit payments and fees..................................                 --          (1,058,739)
   Other transactions........................................................                 --                  (5)
   Net loan activity.........................................................                 --                (459)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 --           2,086,978
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              1,301           3,373,166

NET ASSETS:
   Beginning of period.......................................................             10,266           9,259,266
                                                                               ------------------  ------------------
   End of period.............................................................  $          11,567   $      12,632,432
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-204

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-205

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                                    DREYFUS          EATON VANCE
                                                                                 INTERMEDIATE         LARGE-CAP
                                                                               TERM INCOME FUND      VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          22,708   $         106,374
   Net realized gain (loss) on security transactions........................             43,130             401,067
   Net realized gain distributions..........................................              7,706           2,868,673
   Change in unrealized appreciation (depreciation) during the period.......             (9,010)         (2,364,522)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             64,534           1,011,592
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            194,756           1,494,932
   Net transfers............................................................            (59,285)           (331,392)
   Surrenders for benefit payments and fees.................................           (153,842)         (1,276,036)
   Other transactions.......................................................                 85                (633)
   Net loan activity........................................................                (25)               (236)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (18,311)           (113,365)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             46,223             898,227

NET ASSETS:
   Beginning of period......................................................          1,502,237           9,698,245
                                                                              ------------------  ------------------
   End of period............................................................  $       1,548,460   $      10,596,472
                                                                              ==================  ==================



                                                                                  EATON VANCE        EATON VANCE
                                                                                   DIVIDEND       WORLDWIDE HEALTH
                                                                                 BUILDER FUND       SCIENCES FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           9,346   $          (4,279)
   Net realized gain (loss) on security transactions........................             95,113              17,348
   Net realized gain distributions..........................................             50,935              90,114
   Change in unrealized appreciation (depreciation) during the period.......            (19,319)             21,552
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            136,075             124,735
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            165,139             119,881
   Net transfers............................................................           (272,785)             18,543
   Surrenders for benefit payments and fees.................................            (85,631)            (42,231)
   Other transactions.......................................................                430                  (5)
   Net loan activity........................................................                (24)                (30)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (192,871)             96,158
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (56,796)            220,893

NET ASSETS:
   Beginning of period......................................................          1,347,189             408,618
                                                                              ------------------  ------------------
   End of period............................................................  $       1,290,393   $         629,511
                                                                              ==================  ==================



                                                                                  EATON VANCE
                                                                                  INCOME FUND        EATON VANCE
                                                                                   OF BOSTON        BALANCED FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        107,922   $              --
   Net realized gain (loss) on security transactions........................             19,631                  --
   Net realized gain distributions..........................................                 --                 218
   Change in unrealized appreciation (depreciation) during the period.......            (95,022)                (96)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             32,531                 122
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            426,008               3,089
   Net transfers............................................................            (46,838)                 --
   Surrenders for benefit payments and fees.................................           (347,668)                 --
   Other transactions.......................................................                223                   2
   Net loan activity........................................................               (148)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             31,577               3,091
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             64,108               3,213

NET ASSETS:
   Beginning of period......................................................          2,155,873                 349
                                                                              ------------------  ------------------
   End of period............................................................   $      2,219,981   $           3,562
                                                                              ==================  ==================



                                                                                 EATON VANCE          WELLS FARGO
                                                                               ATLANTA CAPITAL      ADVANTAGE ASSET
                                                                                SMID-CAP FUND       ALLOCATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,593)  $           4,516
   Net realized gain (loss) on security transactions........................              1,979               6,658
   Net realized gain distributions..........................................             11,654                  --
   Change in unrealized appreciation (depreciation) during the period.......              6,089             (12,737)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             17,129              (1,563)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             77,080              45,350
   Net transfers............................................................            121,468              12,484
   Surrenders for benefit payments and fees.................................            (35,649)            (56,760)
   Other transactions.......................................................                 (6)                  3
   Net loan activity........................................................                (29)                (29)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            162,864               1,048
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            179,993                (515)

NET ASSETS:
   Beginning of period......................................................            183,786             240,985
                                                                              ------------------  ------------------
   End of period............................................................  $         363,779   $         240,470
                                                                              ==================  ==================

                                                                                                      WELLS FARGO
                                                                                 WELLS FARGO           ADVANTAGE
                                                                                  ADVANTAGE            UTILITY &
                                                                              EMERGING MARKETS    TELECOMMUNICATIONS
                                                                                 EQUITY FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (5,619)   $            212
   Net realized gain (loss) on security transactions........................             21,851               9,736
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......           (136,997)             (3,064)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (120,765)              6,884
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            476,806               4,662
   Net transfers............................................................           (246,184)            (17,350)
   Surrenders for benefit payments and fees.................................           (209,504)            (22,881)
   Other transactions.......................................................                 (9)                 (1)
   Net loan activity........................................................               (129)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             20,980             (35,570)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (99,785)            (28,686)

NET ASSETS:
   Beginning of period......................................................          2,228,327              48,343
                                                                              ------------------  ------------------
   End of period............................................................  $       2,128,542    $         19,657
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-206

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-207

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                    ALGER
                                                                                   CAPITAL
                                                                                APPRECIATION         ALGER MID CAP
                                                                                INSTITUTIONAL           GROWTH
                                                                                  PORTFOLIO       INSTITUTIONAL FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (32,677)   $         (10,232)
   Net realized gain (loss) on security transactions........................            864,770               75,182
   Net realized gain distributions..........................................            711,697                   --
   Change in unrealized appreciation (depreciation) during the period.......           (743,152)              42,938
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........            800,638              107,888
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................            841,799              153,954
   Net transfers............................................................            (27,757)              48,368
   Surrenders for benefit payments and fees.................................         (3,456,105)            (145,559)
   Other transactions.......................................................                128                1,048
   Net loan activity........................................................               (294)                 (92)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (2,642,229)              57,719
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................         (1,841,591)             165,607

NET ASSETS:
   Beginning of period......................................................          6,595,615            1,200,253
                                                                              ------------------  -------------------
   End of period............................................................  $       4,754,024    $       1,365,860
                                                                              ==================  ===================



                                                                                ALGER SMALL CAP        NUVEEN
                                                                                    GROWTH             MID CAP
                                                                              INSTITUTIONAL FUND     INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (1,942)  $           3,882
   Net realized gain (loss) on security transactions........................              3,432             117,835
   Net realized gain distributions..........................................             45,384             155,770
   Change in unrealized appreciation (depreciation) during the period.......            (49,239)            (28,127)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (2,365)            249,360
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             30,943             588,558
   Net transfers............................................................            (23,541)             77,368
   Surrenders for benefit payments and fees.................................            (29,059)           (288,322)
   Other transactions.......................................................                  1                 (11)
   Net loan activity........................................................                 (7)               (176)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (21,663)            377,417
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (24,028)            626,777

NET ASSETS:
   Beginning of period......................................................            273,118           2,796,247
                                                                              ------------------  ------------------
   End of period............................................................  $         249,090   $       3,423,024
                                                                              ==================  ==================



                                                                                                       NUVEEN
                                                                                    NUVEEN             EQUITY
                                                                                SMALL CAP INDEX      INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             164   $           4,479
   Net realized gain (loss) on security transactions........................              6,654              12,408
   Net realized gain distributions..........................................              2,427              42,022
   Change in unrealized appreciation (depreciation) during the period.......             (7,358)             37,205
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,887              96,114
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             16,793             222,684
   Net transfers............................................................            (18,224)            (34,137)
   Surrenders for benefit payments and fees.................................            (17,331)            (68,253)
   Other transactions.......................................................                 (1)                 (3)
   Net loan activity........................................................                (19)                (65)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (18,782)            120,226
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (16,895)            216,340

NET ASSETS:
   Beginning of period......................................................             64,733             693,517
                                                                              ------------------  ------------------
   End of period............................................................  $          47,838   $         909,857
                                                                              ==================  ==================



                                                                                NUVEEN MID CAP          NUVEEN
                                                                                    GROWTH             SMALL CAP
                                                                              OPPORTUNITIES FUND      SELECT FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (1,271)  $            (134)
   Net realized gain (loss) on security transactions........................              8,063                   9
   Net realized gain distributions..........................................             62,742               5,829
   Change in unrealized appreciation (depreciation) during the period.......            (38,161)             (4,594)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             31,373               1,110
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             37,265               4,186
   Net transfers............................................................             15,392                  --
   Surrenders for benefit payments and fees.................................            (76,231)                (18)
   Other transactions.......................................................                (79)                 (2)
   Net loan activity........................................................                 (8)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (23,661)              4,166
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              7,712               5,276

NET ASSETS:
   Beginning of period......................................................            366,353              17,861
                                                                              ------------------  ------------------
   End of period............................................................   $        374,065   $          23,137
                                                                              ==================  ==================


                                                                                NUVEEN SANTA
                                                                                   BARBARA             FIDELITY
                                                                                  DIVIDEND          ADVISOR EQUITY
                                                                                 GROWTH FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              38   $            (882)
   Net realized gain (loss) on security transactions........................                  2               3,016
   Net realized gain distributions..........................................                164                  --
   Change in unrealized appreciation (depreciation) during the period.......                403              11,789
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                607              13,923
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              4,559              24,591
   Net transfers............................................................                 --              20,559
   Surrenders for benefit payments and fees.................................                 (2)             (9,689)
   Other transactions.......................................................                 (1)                  5
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              4,556              35,466
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              5,163              49,389

NET ASSETS:
   Beginning of period......................................................                566             126,011
                                                                              ------------------  ------------------
   End of period............................................................  $           5,729   $         175,400
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-208

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-209

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                   FIDELITY ADVISOR
                                                                                   FIDELITY            LEVERAGED
                                                                                 ADVISOR VALUE          COMPANY
                                                                                STRATEGIES FUND       STOCK FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             555   $          (6,970)
   Net realized gain (loss) on security transactions.........................             17,181             467,888
   Net realized gain distributions...........................................                 64                 386
   Change in unrealized appreciation (depreciation) during the period........                924            (290,509)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             18,724             170,795
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                172             489,314
   Net transfers.............................................................             (9,683)           (337,706)
   Surrenders for benefit payments and fees..................................            (32,891)           (785,290)
   Other transactions........................................................                 (1)             (4,224)
   Net loan activity.........................................................                 --                 (85)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (42,403)           (637,991)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (23,679)           (467,196)

NET ASSETS:
   Beginning of period.......................................................            346,065           4,010,061
                                                                               ------------------  ------------------
   End of period.............................................................  $         322,386   $       3,542,865
                                                                               ==================  ==================

                                                                                                         FEDERATED
                                                                                    FEDERATED          FUND FOR U.S.
                                                                                     EQUITY             GOVERNMENT
                                                                                INCOME FUND, INC.     SECURITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             819   $           4,169
   Net realized gain (loss) on security transactions.........................              13,638              (1,773)
   Net realized gain distributions...........................................               8,727                  --
   Change in unrealized appreciation (depreciation) during the period........             (15,471)              8,431
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               7,713              10,827
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              11,858              51,870
   Net transfers.............................................................              51,624             (20,686)
   Surrenders for benefit payments and fees..................................                (552)           (123,254)
   Other transactions........................................................                   2                  (1)
   Net loan activity.........................................................                  (6)                (18)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              62,926             (92,089)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              70,639             (81,262)

NET ASSETS:
   Beginning of period.......................................................              78,693             336,124
                                                                               -------------------  ------------------
   End of period.............................................................   $         149,332   $         254,862
                                                                               ===================  ==================

                                                                                    FEDERATED
                                                                                   MDT MID CAP         FEDERATED
                                                                                     GROWTH           HIGH INCOME
                                                                                 STRATEGIES FUND       BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (567)  $           1,049
   Net realized gain (loss) on security transactions.........................              1,355                (407)
   Net realized gain distributions...........................................             10,469                  --
   Change in unrealized appreciation (depreciation) during the period........             (2,074)               (500)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,183                 142
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,257               4,255
   Net transfers.............................................................              1,304               1,643
   Surrenders for benefit payments and fees..................................             (6,217)               (282)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              1,344               5,616
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             10,527               5,758

NET ASSETS:
   Beginning of period.......................................................             69,452               6,139
                                                                               ------------------  ------------------
   End of period.............................................................  $          79,979   $          11,897
                                                                               ==================  ==================


                                                                                                         FEDERATED
                                                                                    FEDERATED           SHORT-TERM
                                                                                  KAUFMANN FUND         INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (37,052)   $             884
   Net realized gain (loss) on security transactions.........................             198,497                   63
   Net realized gain distributions...........................................             668,737                   --
   Change in unrealized appreciation (depreciation) during the period........            (468,753)                (468)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             361,429                  479
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             587,586                  277
   Net transfers.............................................................            (104,911)                (142)
   Surrenders for benefit payments and fees..................................            (910,645)              (3,714)
   Other transactions........................................................                   7                   --
   Net loan activity.........................................................                (133)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (428,096)              (3,579)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             (66,667)              (3,100)

NET ASSETS:
   Beginning of period.......................................................           4,753,625              118,938
                                                                               -------------------  -------------------
   End of period.............................................................   $       4,686,958    $         115,838
                                                                               ===================  ===================


                                                                                    FEDERATED           FEDERATED
                                                                                  TOTAL RETURN        CLOVER SMALL
                                                                                    BOND FUND          VALUE FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (4)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,850   $               5
   Net realized gain (loss) on security transactions.........................                803                  --
   Net realized gain distributions...........................................                170                 194
   Change in unrealized appreciation (depreciation) during the period........              2,980                (144)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             10,803                  55
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             37,976               2,100
   Net transfers.............................................................              6,775                  --
   Surrenders for benefit payments and fees..................................            (50,718)                 (2)
   Other transactions........................................................                 22                  --
   Net loan activity.........................................................                (21)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (5,966)              2,098
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,837               2,153

NET ASSETS:
   Beginning of period.......................................................            311,624                  --
                                                                               ------------------  ------------------
   End of period.............................................................  $         316,461   $           2,153
                                                                               ==================  ==================

(4)   Funded as of June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-210

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-211

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     FIDELITY VIP
                                                                                  FEDERATED             GROWTH
                                                                                INTERNATIONAL        OPPORTUNITIES
                                                                                LEADERS FUND           PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $               1   $           (1,659)
   Net realized gain (loss) on security transactions.......................                   1               12,713
   Net realized gain distributions.........................................                  --                  368
   Change in unrealized appreciation (depreciation) during the period......                 (24)              24,549
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (22)              35,971
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 268               10,184
   Net transfers...........................................................                  --               (6,055)
   Surrenders for benefit payments and fees................................                  (6)              (6,436)
   Other transactions......................................................                  (1)                  (1)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 261               (2,308)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 239               33,663

NET ASSETS:
   Beginning of period.....................................................                 297              365,034
                                                                             -------------------  -------------------
   End of period...........................................................   $             536   $          398,697
                                                                             ===================  ===================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                                  OVERSEAS         VALUE STRATEGIES
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $             596   $            (564)
   Net realized gain (loss) on security transactions.......................               3,877              72,399
   Net realized gain distributions.........................................                  27                  --
   Change in unrealized appreciation (depreciation) during the period......             (17,387)            (56,097)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (12,887)             15,738
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              15,093               2,125
   Net transfers...........................................................             (48,586)           (180,348)
   Surrenders for benefit payments and fees................................                (723)            (28,600)
   Other transactions......................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (34,216)           (206,823)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (47,103)           (191,085)

NET ASSETS:
   Beginning of period.....................................................             148,687             371,382
                                                                             -------------------  ------------------
   End of period...........................................................   $         101,584   $         180,297
                                                                             ===================  ==================

                                                                                                     FIDELITY VIP
                                                                                                       GROWTH &
                                                                                FIDELITY VIP            INCOME
                                                                                BALANCED FUND          PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           12,230    $           1,503
   Net realized gain (loss) on security transactions.......................              13,091               23,447
   Net realized gain distributions.........................................             161,932                   67
   Change in unrealized appreciation (depreciation) during the period......             (64,536)              (1,432)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             122,717               23,585
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               6,845                4,375
   Net transfers...........................................................             142,218              (79,823)
   Surrenders for benefit payments and fees................................             (95,862)             (14,557)
   Other transactions......................................................                  13                   (1)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (8,050)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              45,164              (90,006)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             167,881              (66,421)

NET ASSETS:
   Beginning of period.....................................................           1,327,019              257,736
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,494,900    $         191,315
                                                                             ===================  ===================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                                FREEDOM 2020         FREEDOM 2030
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            2,274    $           7,790
   Net realized gain (loss) on security transactions.......................               7,432               81,801
   Net realized gain distributions.........................................               1,839               13,128
   Change in unrealized appreciation (depreciation) during the period......              (8,351)             (73,082)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               3,194               29,637
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              24,849               84,451
   Net transfers...........................................................             100,797              115,278
   Surrenders for benefit payments and fees................................                  --              (17,561)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                  (50)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             125,646              182,118
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             128,840              211,755

NET ASSETS:
   Beginning of period.....................................................              64,796              586,867
                                                                             -------------------  -------------------
   End of period...........................................................  $          193,636    $         798,622
                                                                             ===================  ===================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                                FREEDOM 2015         FREEDOM 2025
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              538    $           5,508
   Net realized gain (loss) on security transactions.......................               8,688               15,245
   Net realized gain distributions.........................................                 879                6,211
   Change in unrealized appreciation (depreciation) during the period......              (8,078)             (10,479)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               2,027               16,485
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,247               34,097
   Net transfers...........................................................                  --              269,251
   Surrenders for benefit payments and fees................................                (772)              (1,321)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   (5)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,475              302,022
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               3,502              318,507

NET ASSETS:
   Beginning of period.....................................................              49,861              178,727
                                                                             -------------------  -------------------
   End of period...........................................................  $           53,363    $         497,234
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-212

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-213

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                FIDELITY VIP           FIDELITY
                                                                              FUNDSMANAGER 70%      STOCK SELECTOR
                                                                                  PORTFOLIO          ALL CAP FUND
                                                                               SUB-ACCOUNT (5)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $               1    $             (34)
   Net realized gain (loss) on security transactions.......................                  --                   45
   Net realized gain distributions.........................................                   1                  277
   Change in unrealized appreciation (depreciation) during the period......                  (1)                 (50)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                   1                  238
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  80                   90
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                  --                 (186)
   Other transactions......................................................                  --                   (1)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                  80                  (97)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                  81                  141

NET ASSETS:
   Beginning of period.....................................................                  --                2,706
                                                                             -------------------  -------------------
   End of period...........................................................   $              81    $           2,847
                                                                             ===================  ===================

                                                                                  TEMPLETON            TEMPLETON
                                                                                   GLOBAL             DEVELOPING
                                                                             OPPORTUNITIES TRUST     MARKETS TRUST
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              970   $           8,070
   Net realized gain (loss) on security transactions.......................               1,112             (28,734)
   Net realized gain distributions.........................................               5,911             207,510
   Change in unrealized appreciation (depreciation) during the period......             (13,693)           (303,817)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (5,700)           (116,971)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              24,438             267,775
   Net transfers...........................................................               3,339             (66,688)
   Surrenders for benefit payments and fees................................              (7,263)           (214,325)
   Other transactions......................................................                   2               1,569
   Net loan activity.......................................................                 (13)                (32)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              20,503             (11,701)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              14,803            (128,672)

NET ASSETS:
   Beginning of period.....................................................              83,937           1,314,404
                                                                             -------------------  ------------------
   End of period...........................................................  $           98,740   $       1,185,732
                                                                             ===================  ==================

                                                                                  FRANKLIN            FRANKLIN
                                                                                    HIGH              STRATEGIC
                                                                                 INCOME FUND         INCOME FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          66,857   $         175,882
   Net realized gain (loss) on security transactions.......................              9,290              25,793
   Net realized gain distributions.........................................                 --              36,551
   Change in unrealized appreciation (depreciation) during the period......           (110,525)           (191,671)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (34,378)             46,555
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            290,336             629,081
   Net transfers...........................................................            291,119             319,104
   Surrenders for benefit payments and fees................................           (143,657)         (1,053,481)
   Other transactions......................................................               (172)                  3
   Net loan activity.......................................................                (65)                (84)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            437,561            (105,377)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            403,183             (58,822)

NET ASSETS:
   Beginning of period.....................................................          1,075,051           3,974,468
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,478,234   $       3,915,646
                                                                             ==================  ==================

                                                                                  TEMPLETON           FRANKLIN
                                                                                   GLOBAL          U.S. GOVERNMENT
                                                                                  BOND FUND        SECURITIES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         310,093   $          17,377
   Net realized gain (loss) on security transactions.......................            (24,074)             (4,513)
   Net realized gain distributions.........................................             12,453                  --
   Change in unrealized appreciation (depreciation) during the period......           (286,421)              9,822
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             12,051              22,686
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,633,492             150,660
   Net transfers...........................................................            373,420             (38,150)
   Surrenders for benefit payments and fees................................           (956,021)           (102,304)
   Other transactions......................................................                148                (172)
   Net loan activity.......................................................               (137)                (33)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,050,902              10,001
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          1,062,953              32,687

NET ASSETS:
   Beginning of period.....................................................          4,242,334             678,332
                                                                             ------------------  ------------------
   End of period...........................................................  $       5,305,287   $         711,019
                                                                             ==================  ==================

                                                                                  FRANKLIN           FRANKLIN
                                                                                  SMALL CAP        MUTUAL GLOBAL
                                                                                 VALUE FUND       DISCOVERY FUND
                                                                                 SUB-ACCOUNT     SUB-ACCOUNT (66)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (13,570)  $         170,041
   Net realized gain (loss) on security transactions.......................            282,880             534,731
   Net realized gain distributions.........................................            250,459             489,832
   Change in unrealized appreciation (depreciation) during the period......           (536,903)           (704,368)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (17,134)            490,236
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            444,090           1,762,504
   Net transfers...........................................................                698             (57,379)
   Surrenders for benefit payments and fees................................           (846,424)         (2,859,258)
   Other transactions......................................................                563                  11
   Net loan activity.......................................................               (111)               (326)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (401,184)         (1,154,448)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (418,318)           (664,212)

NET ASSETS:
   Beginning of period.....................................................          3,333,701          12,590,032
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,915,383   $      11,925,820
                                                                             ==================  ==================

(5)   Funded as of November 10, 2014.

(66)  Formerly Mutual Global Discovery Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-214

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-215

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  TEMPLETON            FRANKLIN
                                                                                 GROWTH FUND          INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           45,461   $          400,911
   Net realized gain (loss) on security transactions.......................             117,734              280,836
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (220,856)            (363,686)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (57,661)             318,061
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             271,522            1,372,078
   Net transfers...........................................................              17,613               43,865
   Surrenders for benefit payments and fees................................            (363,818)          (2,144,741)
   Other transactions......................................................                 577                   82
   Net loan activity.......................................................                 (39)                (237)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (74,145)            (728,953)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (131,806)            (410,892)

NET ASSETS:
   Beginning of period.....................................................           2,449,086            9,632,750
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,317,280   $        9,221,858
                                                                             ===================  ===================

                                                                                                      FRANKLIN
                                                                                  FRANKLIN              TOTAL
                                                                                 GROWTH FUND         RETURN FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (14,676)  $          11,731
   Net realized gain (loss) on security transactions.......................            302,263               2,552
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......            356,283               4,993
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            643,870              19,276
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          2,229,364              94,034
   Net transfers...........................................................           (274,437)            (50,850)
   Surrenders for benefit payments and fees................................           (366,189)            (70,756)
   Other transactions......................................................                352                  29
   Net loan activity.......................................................               (236)                (18)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,588,854             (27,561)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          2,232,724              (8,285)

NET ASSETS:
   Beginning of period.....................................................          3,792,715             419,363
                                                                             ------------------  ------------------
   End of period...........................................................  $       6,025,439   $         411,078
                                                                             ==================  ==================

                                                                                  FRANKLIN           FRANKLIN
                                                                                BALANCE SHEET         MUTUAL
                                                                               INVESTMENT FUND      BEACON FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (6)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,752)  $          35,954
   Net realized gain (loss) on security transactions.......................             34,929             150,218
   Net realized gain distributions.........................................            484,991              56,653
   Change in unrealized appreciation (depreciation) during the period......           (504,892)           (170,975)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             12,276              71,850
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            197,639             140,283
   Net transfers...........................................................            (36,354)           (224,027)
   Surrenders for benefit payments and fees................................           (205,660)           (302,465)
   Other transactions......................................................                  8                   1
   Net loan activity.......................................................                (24)                (19)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (44,391)           (386,227)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (32,115)           (314,377)

NET ASSETS:
   Beginning of period.....................................................          3,277,736           1,570,328
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,245,621   $       1,255,951
                                                                             ==================  ==================

                                                                                 FRANKLIN            FRANKLIN
                                                                                  MUTUAL           SMALL-MID CAP
                                                                                SHARES FUND         GROWTH FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         109,728   $         (27,542)
   Net realized gain (loss) on security transactions.......................            414,539             137,715
   Net realized gain distributions.........................................                 --           1,135,560
   Change in unrealized appreciation (depreciation) during the period......           (200,704)           (812,224)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            323,563             433,509
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            465,551             265,721
   Net transfers...........................................................           (110,208)           (247,580)
   Surrenders for benefit payments and fees................................           (756,395)           (489,139)
   Other transactions......................................................                 11                 117
   Net loan activity.......................................................               (122)                (25)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (401,163)           (470,906)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (77,600)            (37,397)

NET ASSETS:
   Beginning of period.....................................................          4,906,975           6,610,040
                                                                             ------------------  ------------------
   End of period...........................................................  $       4,829,375   $       6,572,643
                                                                             ==================  ==================

                                                                                 FRANKLIN             FRANKLIN
                                                                               CONSERVATIVE            GROWTH
                                                                              ALLOCATION FUND      ALLOCATION FUND
                                                                              SUB-ACCOUNT (7)      SUB-ACCOUNT (8)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          56,360    $          39,775
   Net realized gain (loss) on security transactions.......................            100,544              401,463
   Net realized gain distributions.........................................             35,868              143,547
   Change in unrealized appreciation (depreciation) during the period......           (127,771)            (358,394)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             65,001              226,391
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            528,789            1,300,346
   Net transfers...........................................................            124,884              (91,171)
   Surrenders for benefit payments and fees................................           (860,537)          (1,683,241)
   Other transactions......................................................                134                  143
   Net loan activity.......................................................               (111)                (274)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (206,841)            (474,197)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (141,840)            (247,806)

NET ASSETS:
   Beginning of period.....................................................          3,030,957            5,963,112
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,889,117    $       5,715,306
                                                                             ==================  ===================

(6)   Formerly Mutual Beacon Fund. Change effective June 30, 2014.

(7) Formerly Franklin Templeton Conservative Allocation Fund. Change effective June 30, 2014.

(8) Formerly Franklin Templeton Growth Allocation Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-216

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-217

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   FRANKLIN
                                                                                   MODERATE             TEMPLETON
                                                                                ALLOCATION FUND       FOREIGN FUND
                                                                                SUB-ACCOUNT (9)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         116,596    $         346,614
   Net realized gain (loss) on security transactions.........................            276,289              417,994
   Net realized gain distributions...........................................            175,577              457,472
   Change in unrealized appreciation (depreciation) during the period........           (309,160)          (3,065,356)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            259,302           (1,843,276)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,796,654            1,156,371
   Net transfers.............................................................             29,573             (422,946)
   Surrenders for benefit payments and fees..................................         (1,991,257)          (1,707,993)
   Other transactions........................................................                304               (1,077)
   Net loan activity.........................................................               (909)                (125)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (165,635)            (975,770)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             93,667           (2,819,046)

NET ASSETS:
   Beginning of period.......................................................          7,645,362           17,569,023
                                                                               ------------------  -------------------
   End of period.............................................................  $       7,739,029    $      14,749,977
                                                                               ==================  ===================

                                                                                    FRANKLIN
                                                                                  SMALL-MID CAP
                                                                                     GROWTH          HIGHLAND PREMIER
                                                                                 SECURITIES FUND       GROWTH EQUITY
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,031)  $            (339)
   Net realized gain (loss) on security transactions.........................               7,839                 172
   Net realized gain distributions...........................................              25,363               6,816
   Change in unrealized appreciation (depreciation) during the period........             (23,804)             (1,899)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,367               4,750
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,353               2,347
   Net transfers.............................................................             (18,463)             79,988
   Surrenders for benefit payments and fees..................................             (10,956)                (28)
   Other transactions........................................................                  --                  (1)
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (28,066)             82,306
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (19,699)             87,056

NET ASSETS:
   Beginning of period.......................................................             175,155              15,972
                                                                               -------------------  ------------------
   End of period.............................................................   $         155,456   $         103,028
                                                                               ===================  ==================


                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                                    INCOME              CAPITAL
                                                                                 BUILDER FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,347   $             (12)
   Net realized gain (loss) on security transactions.........................              4,252                 300
   Net realized gain distributions...........................................                 --                 116
   Change in unrealized appreciation (depreciation) during the period........             (4,647)               (316)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,952                  88
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,551                 435
   Net transfers.............................................................                (37)                 --
   Surrenders for benefit payments and fees..................................            (19,669)             (1,650)
   Other transactions........................................................                 --                  (1)
   Net loan activity.........................................................                 (8)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (13,163)             (1,216)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (11,211)             (1,128)

NET ASSETS:
   Beginning of period.......................................................             82,389               1,900
                                                                               ------------------  ------------------
   End of period.............................................................  $          71,178   $             772
                                                                               ==================  ==================


                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   CORE FIXED           U.S. EQUITY
                                                                                   INCOME FUND         INSIGHTS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             878   $              (4)
   Net realized gain (loss) on security transactions.........................                 136                   2
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........               2,098                 109
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               3,112                 107
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              13,678                  36
   Net transfers.............................................................               2,611                  --
   Surrenders for benefit payments and fees..................................              (1,812)                 (4)
   Other transactions........................................................                   5                   1
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              14,477                  33
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              17,589                 140

NET ASSETS:
   Beginning of period.......................................................              73,403                 750
                                                                               -------------------  ------------------
   End of period.............................................................   $          90,992   $             890
                                                                               ===================  ==================


                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                   GOVERNMENT          GROWTH &
                                                                                   INCOME FUND        INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          25,761   $             689
   Net realized gain (loss) on security transactions.........................            (16,481)              8,578
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             72,953              12,340
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             82,233              21,607
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            400,262              19,081
   Net transfers.............................................................           (196,349)               (445)
   Surrenders for benefit payments and fees..................................           (335,625)            (19,628)
   Other transactions........................................................                 55                  15
   Net loan activity.........................................................                (30)                (24)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (131,687)             (1,001)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (49,454)             20,606

NET ASSETS:
   Beginning of period.......................................................          2,194,753             213,753
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,145,299   $         234,359
                                                                               ==================  ==================

(9) Formerly Franklin Templeton Moderate Allocation Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-218

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-219

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                      GOLDMAN SACHS
                                                                                 GOLDMAN SACHS           FOCUSED
                                                                                    GROWTH            INTERNATIONAL
                                                                              OPPORTUNITIES FUND       EQUITY FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (10)
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $          (5,673)   $            336
   Net realized gain (loss) on security transactions........................              27,968                 216
   Net realized gain distributions..........................................             159,499                  --
   Change in unrealized appreciation (depreciation) during the period.......            (116,114)             (2,915)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              65,680              (2,363)
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             108,570               3,105
   Net transfers............................................................              53,289               1,138
   Surrenders for benefit payments and fees.................................             (31,174)               (916)
   Other transactions.......................................................                  (4)                 --
   Net loan activity........................................................                 (19)                 --
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             130,662               3,327
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................             196,342                 964

NET ASSETS:
   Beginning of period......................................................             614,761              15,565
                                                                              -------------------  ------------------
   End of period............................................................   $         811,103    $         16,529
                                                                              ===================  ==================


                                                                                GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   MID CAP             SMALL CAP
                                                                                 VALUE FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (10,603)   $        (20,666)
   Net realized gain (loss) on security transactions........................            194,216             345,792
   Net realized gain distributions..........................................            901,034             276,614
   Change in unrealized appreciation (depreciation) during the period.......           (457,411)           (381,902)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            627,236             219,838
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            427,839             816,795
   Net transfers............................................................           (125,887)             (2,261)
   Surrenders for benefit payments and fees.................................         (1,050,090)         (1,397,588)
   Other transactions.......................................................                 64                 351
   Net loan activity........................................................               (361)               (189)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (748,435)           (582,892)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (121,199)           (363,054)

NET ASSETS:
   Beginning of period......................................................          5,448,934           3,819,035
                                                                              ------------------  ------------------
   End of period............................................................  $       5,327,735    $      3,455,981
                                                                              ==================  ==================


                                                                                GOLDMAN SACHS        GOLDMAN SACHS
                                                                                  STRATEGIC              HIGH
                                                                                 GROWTH FUND          YIELD FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (129)   $        240,753
   Net realized gain (loss) on security transactions........................                 13               6,299
   Net realized gain distributions..........................................              2,186              87,620
   Change in unrealized appreciation (depreciation) during the period.......               (576)           (256,037)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,494              78,635
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              2,553           1,203,995
   Net transfers............................................................                 --             (67,870)
   Surrenders for benefit payments and fees.................................                (20)         (1,208,027)
   Other transactions.......................................................                 (1)                535
   Net loan activity........................................................                 --                (116)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              2,532             (71,483)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              4,026               7,152

NET ASSETS:
   Beginning of period......................................................             10,969           4,452,244
                                                                              ------------------  ------------------
   End of period............................................................  $          14,995    $      4,459,396
                                                                              ==================  ==================


                                                                                 GOLDMAN SACHS      GOLDMAN SACHS
                                                                                   LARGE CAP        SMALL/MID CAP
                                                                                  VALUE FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             724   $          (4,084)
   Net realized gain (loss) on security transactions........................             18,114              78,197
   Net realized gain distributions..........................................             29,923              40,806
   Change in unrealized appreciation (depreciation) during the period.......              9,317             (68,553)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             58,078              46,366
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             69,175              87,840
   Net transfers............................................................            (22,025)            (97,967)
   Surrenders for benefit payments and fees.................................            (33,340)           (232,349)
   Other transactions.......................................................                (20)                 (2)
   Net loan activity........................................................                (53)                (18)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             13,737            (242,496)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             71,815            (196,130)

NET ASSETS:
   Beginning of period......................................................            510,828             720,310
                                                                              ------------------  ------------------
   End of period............................................................  $         582,643   $         524,180
                                                                              ==================  ==================


                                                                                  GOLDMAN SACHS       JOHN HANCOCK
                                                                                    SATELLITE           SMALL CAP
                                                                              STRATEGIES PORTFOLIO     EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                              --------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $               9    $          (5,375)
   Net realized gain (loss) on security transactions........................                  --              144,733
   Net realized gain distributions..........................................                   3                   --
   Change in unrealized appreciation (depreciation) during the period.......                 (22)            (189,322)
                                                                              --------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 (10)             (49,964)
                                                                              --------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                 180               48,964
   Net transfers............................................................                  --              (29,005)
   Surrenders for benefit payments and fees.................................                  --             (152,325)
   Other transactions.......................................................                  (1)                  (2)
   Net loan activity........................................................                  --                  (10)
   Net annuity transactions.................................................                  --                   --
                                                                              --------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...                 179             (132,378)
                                                                              --------------------  ------------------
   Net increase (decrease) in net assets....................................                 169             (182,342)

NET ASSETS:
   Beginning of period......................................................                 404            1,032,648
                                                                              --------------------  ------------------
   End of period............................................................   $             573    $         850,306
                                                                              ====================  ==================

(10) Formerly Goldman Sachs Concentrated International Equity Fund. Change effected February 28, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-220

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-221

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                                       HARTFORD
                                                                                   FROST VALUE         BALANCED
                                                                                   EQUITY FUND         HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              31   $         105,756
   Net realized gain (loss) on security transactions.........................              1,961             732,320
   Net realized gain distributions...........................................                535                  --
   Change in unrealized appreciation (depreciation) during the period........             (1,096)            (71,287)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,431             766,789
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                812             272,466
   Net transfers.............................................................                 --             (16,521)
   Surrenders for benefit payments and fees..................................            (14,727)           (593,714)
   Other transactions........................................................                 (1)                (30)
   Net loan activity.........................................................                 --                 (87)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (13,916)           (337,886)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (12,485)            428,903

NET ASSETS:
   Beginning of period.......................................................             18,838           8,522,720
                                                                               ------------------  ------------------
   End of period.............................................................  $           6,353   $       8,951,623
                                                                               ==================  ==================

                                                                                                         HARTFORD
                                                                                    HARTFORD              CAPITAL
                                                                                  TOTAL RETURN         APPRECIATION
                                                                                  BOND HLS FUND          HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         554,206   $         125,265
   Net realized gain (loss) on security transactions.........................             109,274           2,722,357
   Net realized gain distributions...........................................                  --           4,326,104
   Change in unrealized appreciation (depreciation) during the period........             396,632          (5,215,612)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,060,112           1,958,114
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,874,742           2,803,601
   Net transfers.............................................................            (546,529)           (960,699)
   Surrenders for benefit payments and fees..................................          (2,559,063)         (2,101,448)
   Other transactions........................................................                (145)                (75)
   Net loan activity.........................................................                (274)               (402)
   Net annuity transactions..................................................             (16,533)            (10,460)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,247,802)           (269,483)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (187,690)          1,688,631

NET ASSETS:
   Beginning of period.......................................................          20,285,265          29,118,919
                                                                               -------------------  ------------------
   End of period.............................................................   $      20,097,575   $      30,807,550
                                                                               ===================  ==================

                                                                                   HARTFORD
                                                                                   DIVIDEND             HARTFORD
                                                                                  AND GROWTH         GLOBAL RESEARCH
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (11)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         527,629    $           7,196
   Net realized gain (loss) on security transactions.........................          1,908,294              134,849
   Net realized gain distributions...........................................          4,308,164               23,483
   Change in unrealized appreciation (depreciation) during the period........         (2,605,226)            (131,502)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          4,138,861               34,026
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,278,942               25,861
   Net transfers.............................................................           (273,307)            (571,918)
   Surrenders for benefit payments and fees..................................         (4,043,370)             (29,141)
   Other transactions........................................................               (561)                  --
   Net loan activity.........................................................               (487)                 (46)
   Net annuity transactions..................................................            (12,283)                  --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,051,066)            (575,244)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          3,087,795             (541,218)

NET ASSETS:
   Beginning of period.......................................................         34,263,112              541,218
                                                                               ------------------  -------------------
   End of period.............................................................  $      37,350,907    $              --
                                                                               ==================  ===================


                                                                                  THE HARTFORD         HARTFORD
                                                                                   HEALTHCARE        GLOBAL GROWTH
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (11)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (15,502)  $            (601)
   Net realized gain (loss) on security transactions.........................            634,078              16,467
   Net realized gain distributions...........................................            271,416                  --
   Change in unrealized appreciation (depreciation) during the period........            (89,806)             14,739
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            800,186              30,605
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            303,857              60,255
   Net transfers.............................................................            164,624             675,775
   Surrenders for benefit payments and fees..................................           (507,230)            (19,810)
   Other transactions........................................................               (160)                  7
   Net loan activity.........................................................                (63)                (33)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (38,972)            716,194
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            761,214             746,799

NET ASSETS:
   Beginning of period.......................................................          3,022,803             121,366
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,784,017   $         868,165
                                                                               ==================  ==================

                                                                                                         HARTFORD
                                                                                    HARTFORD              GROWTH
                                                                                     GROWTH            OPPORTUNITIES
                                                                                    HLS FUND             HLS FUND
                                                                                SUB-ACCOUNT (12)     SUB-ACCOUNT (12)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,063)  $         (37,604)
   Net realized gain (loss) on security transactions.........................             (48,618)            256,841
   Net realized gain distributions...........................................             187,951             879,854
   Change in unrealized appreciation (depreciation) during the period........            (153,976)           (479,716)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (16,706)            619,375
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              43,194             750,443
   Net transfers.............................................................            (592,951)            648,758
   Surrenders for benefit payments and fees..................................             (48,624)           (592,617)
   Other transactions........................................................                  --                 222
   Net loan activity.........................................................                 (14)               (203)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (598,395)            806,603
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (615,101)          1,425,978

NET ASSETS:
   Beginning of period.......................................................             615,101           4,491,490
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $       5,917,468
                                                                               ===================  ==================

(11) Effective June 23, 2014 Hartford Global Research HLS Fund merged with Hartford Global Growth HLS Fund.

(12) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-222

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-223

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                       HARTFORD
                                                                                  HARTFORD           INTERNATIONAL
                                                                                    INDEX            OPPORTUNITIES
                                                                                  HLS FUND             HLS FUND
                                                                              SUB-ACCOUNT (59)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          100,865    $          13,203
   Net realized gain (loss) on security transactions.......................           2,072,293               34,506
   Net realized gain distributions.........................................             475,476                   --
   Change in unrealized appreciation (depreciation) during the period......          (2,358,646)             (91,759)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             289,988              (44,050)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             623,908               83,316
   Net transfers...........................................................         (10,659,568)            (102,063)
   Surrenders for benefit payments and fees................................            (960,071)            (214,102)
   Other transactions......................................................                   8                  (14)
   Net loan activity.......................................................                (249)                 (27)
   Net annuity transactions................................................              (9,215)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (11,005,187)            (232,890)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................         (10,715,199)            (276,940)

NET ASSETS:
   Beginning of period.....................................................          10,715,199            1,142,177
                                                                             -------------------  -------------------
   End of period...........................................................  $               --    $         865,237
                                                                             ===================  ===================


                                                                                 HARTFORD            HARTFORD
                                                                                  MIDCAP            ULTRASHORT
                                                                                 HLS FUND          BOND HLS FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (67,950)  $         (39,843)
   Net realized gain (loss) on security transactions.......................          1,710,951               1,995
   Net realized gain distributions.........................................          2,622,497                  --
   Change in unrealized appreciation (depreciation) during the period......         (1,933,648)             (1,144)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........          2,331,850             (38,992)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            662,603             740,682
   Net transfers...........................................................           (124,429)           (741,875)
   Surrenders for benefit payments and fees................................         (2,362,364)         (1,130,063)
   Other transactions......................................................                240                   3
   Net loan activity.......................................................                (64)               (417)
   Net annuity transactions................................................                 --              (7,680)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,824,014)         (1,139,350)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            507,836          (1,178,342)

NET ASSETS:
   Beginning of period.....................................................         22,588,755           6,468,800
                                                                             ------------------  ------------------
   End of period...........................................................  $      23,096,591   $       5,290,458
                                                                             ==================  ==================


                                                                                  HARTFORD            HARTFORD
                                                                                SMALL COMPANY      SMALLCAP GROWTH
                                                                                  HLS FUND            HLS FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (37,320)  $           (4,252)
   Net realized gain (loss) on security transactions.......................            470,329               30,644
   Net realized gain distributions.........................................          1,389,993               99,433
   Change in unrealized appreciation (depreciation) during the period......         (1,367,813)             (98,362)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            455,189               27,463
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            402,944               64,340
   Net transfers...........................................................           (282,688)              43,889
   Surrenders for benefit payments and fees................................           (676,575)             (89,551)
   Other transactions......................................................                (47)                 (28)
   Net loan activity.......................................................                (49)                 (23)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (556,415)              18,627
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (101,226)              46,090

NET ASSETS:
   Beginning of period.....................................................          8,017,587              521,960
                                                                             ------------------  -------------------
   End of period...........................................................  $       7,916,361   $          568,050
                                                                             ==================  ===================

                                                                                                       HARTFORD
                                                                                                    U.S. GOVERNMENT
                                                                                  HARTFORD            SECURITIES
                                                                               STOCK HLS FUND          HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           78,336    $          17,089
   Net realized gain (loss) on security transactions.......................             559,020              (18,836)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              28,925               25,424
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             666,281               23,677
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             168,873               50,684
   Net transfers...........................................................            (247,957)            (256,011)
   Surrenders for benefit payments and fees................................            (536,619)            (137,646)
   Other transactions......................................................                 (64)                  --
   Net loan activity.......................................................                 (23)                 (10)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (615,790)            (342,983)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              50,491             (319,306)

NET ASSETS:
   Beginning of period.....................................................           6,538,682            1,297,952
                                                                             -------------------  -------------------
   End of period...........................................................  $        6,589,173    $         978,646
                                                                             ===================  ===================


                                                                                                    THE HARTFORD
                                                                                  HARTFORD           CHECKS AND
                                                                               VALUE HLS FUND       BALANCES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $           9,848   $           9,786
   Net realized gain (loss) on security transactions.......................             142,865               5,183
   Net realized gain distributions.........................................                  --              24,204
   Change in unrealized appreciation (depreciation) during the period......              13,319             (18,234)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             166,032              20,939
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             125,768              90,386
   Net transfers...........................................................            (162,986)              2,602
   Surrenders for benefit payments and fees................................            (195,726)            (46,695)
   Other transactions......................................................                 (30)                 (1)
   Net loan activity.......................................................                 (14)                (16)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (232,988)             46,276
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (66,956)             67,215

NET ASSETS:
   Beginning of period.....................................................           1,611,776             258,980
                                                                             -------------------  ------------------
   End of period...........................................................   $       1,544,820   $         326,195
                                                                             ===================  ==================

(59) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-224

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-225

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     THE HARTFORD
                                                                                  HARTFORD         TARGET RETIREMENT
                                                                                 HIGH YIELD            2010 FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (13)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             756    $         13,547
   Net realized gain (loss) on security transactions........................                  1              62,407
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......               (687)            (44,730)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 70              31,224
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              7,093              49,947
   Net transfers............................................................              1,467            (936,088)
   Surrenders for benefit payments and fees.................................                 --            (328,865)
   Other transactions.......................................................                  2                  80
   Net loan activity........................................................                 --                 (28)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              8,562          (1,214,954)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              8,632          (1,183,730)

NET ASSETS:
   Beginning of period......................................................             13,991           1,183,730
                                                                              ------------------  ------------------
   End of period............................................................  $          22,623    $             --
                                                                              ==================  ==================

                                                                                THE HARTFORD         THE HARTFORD
                                                                              TARGET RETIREMENT    TARGET RETIREMENT
                                                                                  2020 FUND            2030 FUND
                                                                              SUB-ACCOUNT (14)     SUB-ACCOUNT (15)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          18,489    $         43,688
   Net realized gain (loss) on security transactions........................            497,316             632,391
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......           (365,115)           (515,571)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            150,690             160,508
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            346,140             461,674
   Net transfers............................................................         (4,959,304)         (5,217,743)
   Surrenders for benefit payments and fees.................................           (651,365)           (443,750)
   Other transactions.......................................................                  9                   5
   Net loan activity........................................................               (152)               (178)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (5,264,672)         (5,199,992)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................         (5,113,982)         (5,039,484)

NET ASSETS:
   Beginning of period......................................................          5,113,982           5,039,484
                                                                              ------------------  ------------------
   End of period............................................................  $              --    $             --
                                                                              ==================  ==================

                                                                                  HARTFORD            HARTFORD
                                                                                 DIVIDEND &         INTERNATIONAL
                                                                                 GROWTH FUND      OPPORTUNITES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          12,455   $             997
   Net realized gain (loss) on security transactions........................             94,294               1,207
   Net realized gain distributions..........................................            169,404              33,559
   Change in unrealized appreciation (depreciation) during the period.......            (61,330)            (51,066)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            214,823             (15,303)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            228,470              63,125
   Net transfers............................................................            (16,658)             43,830
   Surrenders for benefit payments and fees.................................           (295,032)            (15,277)
   Other transactions.......................................................                 (1)                  1
   Net loan activity........................................................                 --                 (33)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (83,221)             91,646
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            131,602              76,343

NET ASSETS:
   Beginning of period......................................................          1,945,124             231,444
                                                                              ------------------  ------------------
   End of period............................................................  $       2,076,726   $         307,787
                                                                              ==================  ==================

                                                                                                      HARTFORD
                                                                                 THE HARTFORD           SMALL
                                                                                  MIDCAP FUND       COMPANY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (5,941)  $          (4,516)
   Net realized gain (loss) on security transactions........................             20,502              24,942
   Net realized gain distributions..........................................             56,005             200,859
   Change in unrealized appreciation (depreciation) during the period.......            (16,219)           (146,083)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             54,347              75,202
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            174,432             192,578
   Net transfers............................................................             31,176              10,908
   Surrenders for benefit payments and fees.................................            (94,386)           (108,965)
   Other transactions.......................................................                  1                   6
   Net loan activity........................................................                (45)                (94)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            111,178              94,433
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            165,525             169,635

NET ASSETS:
   Beginning of period......................................................            492,224           1,205,864
                                                                              ------------------  ------------------
   End of period............................................................  $         657,749   $       1,375,499
                                                                              ==================  ==================

                                                                                   HARTFORD
                                                                                 TOTAL RETURN       THE HARTFORD
                                                                                   BOND FUND       HEALTHCARE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           4,427   $          (1,157)
   Net realized gain (loss) on security transactions........................               (919)              2,469
   Net realized gain distributions..........................................              7,532               9,528
   Change in unrealized appreciation (depreciation) during the period.......              2,938              16,460
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             13,978              27,300
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             60,405              39,798
   Net transfers............................................................             11,388               9,338
   Surrenders for benefit payments and fees.................................            (11,876)             (2,624)
   Other transactions.......................................................                 21                  (2)
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             59,938              46,510
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             73,916              73,810

NET ASSETS:
   Beginning of period......................................................            284,824              84,951
                                                                              ------------------  ------------------
   End of period............................................................  $         358,740   $         158,761
                                                                              ==================  ==================

(13) Effective June 26, 2014 The Hartford Target Retirement 2010 Fund was liquidated.

(14) Effective June 26, 2014 The Hartford Target Retirement 2020 Fund was liquidated.

(15) Effective June 26, 2014 The Hartford Target Retirement 2030 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-226

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-227

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     THE HARTFORD
                                                                                THE HARTFORD             VALUE
                                                                                   GROWTH         OPPORTUNITIES FUND
                                                                             OPPORTUNITIES FUND       SUB-ACCOUNT
                                                                                 SUB-ACCOUNT           (16)(17)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (788)  $               (3)
   Net realized gain (loss) on security transactions.......................               7,663                  (85)
   Net realized gain distributions.........................................              11,959                  528
   Change in unrealized appreciation (depreciation) during the period......             (11,954)                (287)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               6,880                  153
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              11,280                1,479
   Net transfers...........................................................              (4,468)               6,736
   Surrenders for benefit payments and fees................................             (15,362)                (360)
   Other transactions......................................................                   3                   (4)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (8,547)               7,851
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (1,667)               8,004

NET ASSETS:
   Beginning of period.....................................................              74,124                   --
                                                                             -------------------  -------------------
   End of period...........................................................  $           72,457   $            8,004
                                                                             ===================  ===================


                                                                                  HARTFORD          THE HARTFORD
                                                                                  MODERATE          CONSERVATIVE
                                                                               ALLOCATION FUND     ALLOCATION FUND
                                                                              SUB-ACCOUNT (18)       SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          46,279   $          10,378
   Net realized gain (loss) on security transactions.......................             90,251               9,316
   Net realized gain distributions.........................................            258,551              53,937
   Change in unrealized appreciation (depreciation) during the period......           (401,910)            (85,438)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (6,829)            (11,807)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            643,310             163,917
   Net transfers...........................................................            (93,761)            (86,161)
   Surrenders for benefit payments and fees................................           (465,374)           (260,271)
   Other transactions......................................................                (52)                 (1)
   Net loan activity.......................................................               (288)               (128)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             83,835            (182,644)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             77,006            (194,451)

NET ASSETS:
   Beginning of period.....................................................          3,407,512           1,383,300
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,484,518   $       1,188,849
                                                                             ==================  ==================


                                                                                  HARTFORD         THE HARTFORD
                                                                               GLOBAL CAPITAL         GROWTH
                                                                              APPRECIATION FUND   ALLOCATION FUND
                                                                              SUB-ACCOUNT (19)      SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (32,802)  $          88,211
   Net realized gain (loss) on security transactions.......................            725,601              73,691
   Net realized gain distributions.........................................          2,159,069             805,516
   Change in unrealized appreciation (depreciation) during the period......         (2,288,375)           (930,781)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            563,493              36,637
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,134,546             703,005
   Net transfers...........................................................           (280,174)             21,810
   Surrenders for benefit payments and fees................................         (1,632,195)           (314,529)
   Other transactions......................................................               (481)                 24
   Net loan activity.......................................................               (251)               (214)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (778,555)            410,096
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (215,062)            446,733

NET ASSETS:
   Beginning of period.....................................................         10,023,404           3,396,060
                                                                             ------------------  ------------------
   End of period...........................................................  $       9,808,342   $       3,842,793
                                                                             ==================  ==================



                                                                                THE HARTFORD        THE HARTFORD
                                                                             INFLATION PLUS FUND     VALUE FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (16)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,252)  $              14
   Net realized gain (loss) on security transactions.......................              (4,835)               (857)
   Net realized gain distributions.........................................                  --                 979
   Change in unrealized appreciation (depreciation) during the period......               4,285                 (59)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,802)                 77
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              71,710               1,426
   Net transfers...........................................................             (16,044)             (7,164)
   Surrenders for benefit payments and fees................................             (17,662)               (656)
   Other transactions......................................................                  (1)                 --
   Net loan activity.......................................................                  (5)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              37,998              (6,394)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              36,196              (6,317)

NET ASSETS:
   Beginning of period.....................................................             349,671               6,317
                                                                             -------------------  ------------------
   End of period...........................................................   $         385,867   $              --
                                                                             ===================  ==================


                                                                               THE HARTFORD         THE HARTFORD
                                                                                  EQUITY          TARGET RETIREMENT
                                                                                INCOME FUND           2015 FUND
                                                                                SUB-ACCOUNT       SUB-ACCOUNT (20)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           3,379    $           7,247
   Net realized gain (loss) on security transactions.......................              4,048               81,970
   Net realized gain distributions.........................................              9,673                   --
   Change in unrealized appreciation (depreciation) during the period......             11,400              (39,682)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             28,500               49,535
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             90,311              105,521
   Net transfers...........................................................            (99,545)          (1,537,792)
   Surrenders for benefit payments and fees................................            (38,046)            (383,709)
   Other transactions......................................................                 (2)                 (14)
   Net loan activity.......................................................                (33)                 (15)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (47,315)          (1,816,009)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            (18,815)          (1,766,474)

NET ASSETS:
   Beginning of period.....................................................            375,653            1,766,474
                                                                             ------------------  -------------------
   End of period...........................................................  $         356,838    $              --
                                                                             ==================  ===================

(16) Effective April 7, 2014 The Hartford Value Fund merged with The Hartford Value Opportunities Fund.

(17)  Funded as of April 7, 2014.

(18) Formerly The Hartford Balanced Allocation Fund. Change effective May 30, 2014.

(19) Formerly The Hartford Capital Appreciation Fund. Change effective February 28, 2014.

(20) Effective June 26, 2014 The Hartford Target Retirement 2015 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-228

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-229

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  THE HARTFORD         THE HARTFORD
                                                                                TARGET RETIREMENT    TARGET RETIREMENT
                                                                                    2025 FUND            2035 FUND
                                                                                SUB-ACCOUNT (21)     SUB-ACCOUNT (22)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         136,505   $         103,737
   Net realized gain (loss) on security transactions.........................             506,684             249,668
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........            (479,745)           (285,479)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             163,444              67,926
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             649,638             242,477
   Net transfers.............................................................          (5,200,912)         (2,344,977)
   Surrenders for benefit payments and fees..................................            (497,181)           (308,067)
   Other transactions........................................................               4,314               7,073
   Net loan activity.........................................................                (224)               (134)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (5,044,365)         (2,403,628)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (4,880,921)         (2,335,702)

NET ASSETS:
   Beginning of period.......................................................           4,880,921           2,335,702
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $              --
                                                                               ===================  ==================


                                                                                 THE HARTFORD         THE HARTFORD
                                                                               TARGET RETIREMENT    TARGET RETIREMENT
                                                                                   2040 FUND            2045 FUND
                                                                               SUB-ACCOUNT (23)     SUB-ACCOUNT (24)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          88,543    $         113,514
   Net realized gain (loss) on security transactions.........................            261,508              162,420
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........           (279,048)            (248,482)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             71,003               27,452
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            294,161              167,425
   Net transfers.............................................................         (2,353,282)          (1,641,151)
   Surrenders for benefit payments and fees..................................           (315,262)            (458,348)
   Other transactions........................................................                 --               20,387
   Net loan activity.........................................................               (148)                 (76)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,374,531)          (1,911,763)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (2,303,528)          (1,884,311)

NET ASSETS:
   Beginning of period.......................................................          2,303,528            1,884,311
                                                                               ------------------  -------------------
   End of period.............................................................  $              --    $              --
                                                                               ==================  ===================


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                TARGET RETIREMENT       BALANCED
                                                                                    2050 FUND          INCOME FUND
                                                                                SUB-ACCOUNT (25)       SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          65,936   $           1,701
   Net realized gain (loss) on security transactions.........................             60,128                  41
   Net realized gain distributions...........................................                 --               1,555
   Change in unrealized appreciation (depreciation) during the period........           (103,642)              2,768
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             22,422               6,065
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            122,583              17,281
   Net transfers.............................................................           (999,878)                718
   Surrenders for benefit payments and fees..................................           (114,419)                (43)
   Other transactions........................................................             10,578                  --
   Net loan activity.........................................................                (96)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (991,810)             17,956
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (969,388)             24,021

NET ASSETS:
   Beginning of period.......................................................            969,388              79,180
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $         103,201
                                                                               ==================  ==================

                                                                                 THE HARTFORD
                                                                                 INTERNATIONAL        THE HARTFORD
                                                                                     SMALL               MIDCAP
                                                                                 COMPANY FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             173    $            (368)
   Net realized gain (loss) on security transactions.........................                459                1,408
   Net realized gain distributions...........................................              2,773                5,827
   Change in unrealized appreciation (depreciation) during the period........             (4,901)              (4,125)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,496)               2,742
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,205               22,258
   Net transfers.............................................................                282                6,857
   Surrenders for benefit payments and fees..................................             (1,153)              (8,173)
   Other transactions........................................................                  2                   --
   Net loan activity.........................................................                 --                   (5)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,336               20,937
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              2,840               23,679

NET ASSETS:
   Beginning of period.......................................................             13,862               32,702
                                                                               ------------------  -------------------
   End of period.............................................................  $          16,702    $          56,381
                                                                               ==================  ===================


                                                                                  THE HARTFORD     HOTCHKIS AND WILEY
                                                                                     GLOBAL             LARGE CAP
                                                                                 ALL-ASSET FUND        VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             121    $          15,935
   Net realized gain (loss) on security transactions.........................                  2               12,165
   Net realized gain distributions...........................................                629                   --
   Change in unrealized appreciation (depreciation) during the period........               (808)              64,220
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                (56)              92,320
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,000               34,438
   Net transfers.............................................................                 --              (21,173)
   Surrenders for benefit payments and fees..................................                (15)             (54,724)
   Other transactions........................................................                 --                  (58)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,985              (41,517)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              2,929               50,803

NET ASSETS:
   Beginning of period.......................................................              2,904              743,595
                                                                               ------------------  -------------------
   End of period.............................................................  $           5,833    $         794,398
                                                                               ==================  ===================

(21) Effective June 26, 2014 The Hartford Target Retirement 2025 Fund was liquidated.

(22) Effective June 26, 2014 The Hartford Target Retirement 2035 Fund was liquidated.

(23) Effective June 26, 2014 The Hartford Target Retirement 2040 Fund was liquidated.

(24) Effective June 26, 2014 The Hartford Target Retirement 2045 Fund was liquidated.

(25) Effective June 26, 2014 The Hartford Target Retirement 2050 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-230

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-231

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                INVESCO V.I.
                                                                                 TECHNOLOGY            INVESCO
                                                                                    FUND           TECHNOLOGY FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (658)  $          (1,996)
   Net realized gain (loss) on security transactions.......................              6,988              28,377
   Net realized gain distributions.........................................              8,475              43,646
   Change in unrealized appreciation (depreciation) during the period......             (5,312)            (41,819)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              9,493              28,208
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,660              29,247
   Net transfers...........................................................            (22,838)             30,155
   Surrenders for benefit payments and fees................................               (312)            (28,154)
   Other transactions......................................................                 --                  (2)
   Net loan activity.......................................................                 --                 (12)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (21,490)             31,234
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (11,997)             59,442

NET ASSETS:
   Beginning of period.....................................................            117,426             293,886
                                                                             ------------------  ------------------
   End of period...........................................................  $         105,429   $         353,328
                                                                             ==================  ==================

                                                                                 IVY GLOBAL
                                                                                   NATURAL          IVY LARGE CAP
                                                                               RESOURCES FUND        GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (17,556)  $          (4,577)
   Net realized gain (loss) on security transactions.......................             (4,424)             51,883
   Net realized gain distributions.........................................                 --              42,540
   Change in unrealized appreciation (depreciation) during the period......           (256,791)            (31,054)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (278,771)             58,792
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            349,852              70,358
   Net transfers...........................................................            (92,526)            (91,696)
   Surrenders for benefit payments and fees................................           (409,061)           (120,100)
   Other transactions......................................................                194                  (3)
   Net loan activity.......................................................                (21)                (13)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (151,562)           (141,454)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (430,333)            (82,662)

NET ASSETS:
   Beginning of period.....................................................          2,140,106             684,572
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,709,773   $         601,910
                                                                             ==================  ==================


                                                                                IVY SCIENCE &         IVY ASSET
                                                                               TECHNOLOGY FUND      STRATEGY FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (10,038)  $          (6,396)
   Net realized gain (loss) on security transactions.......................             82,541              53,722
   Net realized gain distributions.........................................             31,728             288,296
   Change in unrealized appreciation (depreciation) during the period......            (55,656)           (442,460)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             48,575            (106,838)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            276,813             303,113
   Net transfers...........................................................             (7,389)           (106,198)
   Surrenders for benefit payments and fees................................           (226,030)            (90,138)
   Other transactions......................................................                267                   2
   Net loan activity.......................................................                (15)                (33)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             43,646             106,746
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             92,221                 (92)

NET ASSETS:
   Beginning of period.....................................................          1,307,688           1,825,745
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,399,909   $       1,825,653
                                                                             ==================  ==================

                                                                                                      JANUS ASPEN
                                                                                 JANUS ASPEN        GLOBAL RESEARCH
                                                                               FORTY PORTFOLIO         PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (10,255)  $              754
   Net realized gain (loss) on security transactions.......................              25,997               19,636
   Net realized gain distributions.........................................             569,710                   --
   Change in unrealized appreciation (depreciation) during the period......            (448,373)              (3,360)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             137,079               17,030
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              12,829                5,543
   Net transfers...........................................................            (239,365)            (119,964)
   Surrenders for benefit payments and fees................................             (81,813)              (1,612)
   Other transactions......................................................                (101)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................             (11,482)              (2,157)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (319,932)            (118,190)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (182,853)            (101,160)

NET ASSETS:
   Beginning of period.....................................................           2,135,919              408,943
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,953,066   $          307,783
                                                                             ===================  ===================

                                                                                 JANUS ASPEN          JANUS ASPEN
                                                                                 ENTERPRISE            BALANCED
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (200)  $            5,645
   Net realized gain (loss) on security transactions.......................                 236                4,322
   Net realized gain distributions.........................................               2,810               14,285
   Change in unrealized appreciation (depreciation) during the period......               1,506               16,211
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               4,352               40,463
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 583               20,611
   Net transfers...........................................................               7,762              (27,257)
   Surrenders for benefit payments and fees................................                  --              (27,119)
   Other transactions......................................................                  (2)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               8,343              (33,765)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              12,695                6,698

NET ASSETS:
   Beginning of period.....................................................              31,956              534,099
                                                                             -------------------  -------------------
   End of period...........................................................  $           44,651   $          540,797
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-232

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-233

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 JANUS ASPEN             JANUS
                                                                                  OVERSEAS             FLEXIBLE
                                                                                  PORTFOLIO            BOND FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           16,489   $             272
   Net realized gain (loss) on security transactions.......................             (13,942)                 19
   Net realized gain distributions.........................................              22,467                  --
   Change in unrealized appreciation (depreciation) during the period......             (68,119)                188
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (43,105)                479
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               4,328               3,815
   Net transfers...........................................................             (31,371)                 --
   Surrenders for benefit payments and fees................................             (19,507)             (1,775)
   Other transactions......................................................                  --                  --
   Net loan activity.......................................................                  --                  (5)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (46,550)              2,035
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (89,655)              2,514

NET ASSETS:
   Beginning of period.....................................................             378,343              11,226
                                                                             -------------------  ------------------
   End of period...........................................................  $          288,688   $          13,740
                                                                             ===================  ==================



                                                                                    JANUS              JANUS
                                                                                 FORTY FUND        BALANCED FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (38,639)  $          24,763
   Net realized gain (loss) on security transactions.......................            646,391              56,609
   Net realized gain distributions.........................................          2,015,241              85,276
   Change in unrealized appreciation (depreciation) during the period......         (2,147,235)            (14,348)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            475,758             152,300
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            656,889             201,320
   Net transfers...........................................................           (420,883)           (103,086)
   Surrenders for benefit payments and fees................................         (1,273,280)           (111,817)
   Other transactions......................................................                (15)                (90)
   Net loan activity.......................................................               (185)                (82)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,037,474)            (13,755)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (561,716)            138,545

NET ASSETS:
   Beginning of period.....................................................          6,768,614           1,958,441
                                                                             ------------------  ------------------
   End of period...........................................................  $       6,206,898   $       2,096,986
                                                                             ==================  ==================



                                                                                   JANUS               JANUS
                                                                              ENTERPRISE FUND      OVERSEAS FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (5,742)  $          (8,400)
   Net realized gain (loss) on security transactions.......................             62,071              66,586
   Net realized gain distributions.........................................             37,673                  --
   Change in unrealized appreciation (depreciation) during the period......            (30,789)           (561,031)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             63,213            (502,845)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             92,095             528,955
   Net transfers...........................................................             13,234            (577,935)
   Surrenders for benefit payments and fees................................           (199,075)           (403,708)
   Other transactions......................................................                 (6)                 82
   Net loan activity.......................................................                (12)               (121)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (93,764)           (452,727)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (30,551)           (955,572)

NET ASSETS:
   Beginning of period.....................................................            706,115           3,770,037
                                                                             ------------------  ------------------
   End of period...........................................................  $         675,564   $       2,814,465
                                                                             ==================  ==================


                                                                                   JANUS               PERKINS
                                                                                  GLOBAL               MID CAP
                                                                               RESEARCH FUND         VALUE FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              79    $          13,105
   Net realized gain (loss) on security transactions.......................             62,465                8,294
   Net realized gain distributions.........................................                 --              179,283
   Change in unrealized appreciation (depreciation) during the period......            (46,190)            (132,709)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             16,354               67,973
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             36,256              216,743
   Net transfers...........................................................             (2,882)             (77,878)
   Surrenders for benefit payments and fees................................             (6,907)             (59,557)
   Other transactions......................................................                (13)               2,938
   Net loan activity.......................................................                 (2)                 (11)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             26,452               82,235
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             42,806              150,208

NET ASSETS:
   Beginning of period.....................................................            234,692              793,753
                                                                             ------------------  -------------------
   End of period...........................................................  $         277,498    $         943,961
                                                                             ==================  ===================

                                                                                 PRUDENTIAL
                                                                              JENNISON NATURAL        PRUDENTIAL
                                                                                  RESOURCES        JENNISON MID-CAP
                                                                                 FUND, INC.        GROWTH FUND, INC.
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,009)   $          (8,172)
   Net realized gain (loss) on security transactions.......................                (537)             242,624
   Net realized gain distributions.........................................                  --              155,575
   Change in unrealized appreciation (depreciation) during the period......            (121,354)            (236,016)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (122,900)             154,011
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             472,609              215,458
   Net transfers...........................................................              81,314             (198,812)
   Surrenders for benefit payments and fees................................             (11,909)          (1,007,905)
   Other transactions......................................................               1,089                  (28)
   Net loan activity.......................................................                  --                 (162)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             543,103             (991,449)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             420,203             (837,438)

NET ASSETS:
   Beginning of period.....................................................              35,308            2,268,888
                                                                             -------------------  -------------------
   End of period...........................................................   $         455,511    $       1,431,450
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-234

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-235

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  PRUDENTIAL
                                                                                JENNISON 20/20         JPMORGAN
                                                                                  FOCUS FUND        CORE BOND FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,116)  $          32,326
   Net realized gain (loss) on security transactions.........................             17,866               2,525
   Net realized gain distributions...........................................             69,639               2,147
   Change in unrealized appreciation (depreciation) during the period........            (43,713)             32,215
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             40,676              69,213
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             63,117             240,766
   Net transfers.............................................................            (18,293)            388,345
   Surrenders for benefit payments and fees..................................           (104,478)           (926,875)
   Other transactions........................................................                 --                  (4)
   Net loan activity.........................................................                (29)                (90)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (59,683)           (297,858)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (19,007)           (228,645)

NET ASSETS:
   Beginning of period.......................................................            702,500           1,322,489
                                                                               ------------------  ------------------
   End of period.............................................................  $         683,493   $       1,093,844
                                                                               ==================  ==================

                                                                                    JPMORGAN             JPMORGAN
                                                                                    SMALL CAP            SMALL CAP
                                                                                   EQUITY FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (504)  $          (5,244)
   Net realized gain (loss) on security transactions.........................               5,939              49,587
   Net realized gain distributions...........................................               7,178              59,398
   Change in unrealized appreciation (depreciation) during the period........              (8,571)           (107,303)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               4,042              (3,562)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              12,114             140,188
   Net transfers.............................................................              (1,645)            (36,378)
   Surrenders for benefit payments and fees..................................             (24,372)            (98,679)
   Other transactions........................................................                  (1)                 23
   Net loan activity.........................................................                  --                 (29)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (13,904)              5,125
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (9,862)              1,563

NET ASSETS:
   Beginning of period.......................................................              80,724             761,993
                                                                               -------------------  ------------------
   End of period.............................................................   $          70,862   $         763,556
                                                                               ===================  ==================

                                                                                    JPMORGAN
                                                                                    SMALL CAP          JPMORGAN
                                                                                   VALUE FUND      U.S. EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,487   $           7,410
   Net realized gain (loss) on security transactions.........................             21,728              13,013
   Net realized gain distributions...........................................             37,728             121,336
   Change in unrealized appreciation (depreciation) during the period........            (31,994)             16,952
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             29,949             158,711
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            112,957             171,317
   Net transfers.............................................................            (22,375)            647,799
   Surrenders for benefit payments and fees..................................            (20,853)            (53,523)
   Other transactions........................................................                 --                  11
   Net loan activity.........................................................                 (6)                (12)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             69,723             765,592
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             99,672             924,303

NET ASSETS:
   Beginning of period.......................................................            676,604             584,481
                                                                               ------------------  ------------------
   End of period.............................................................  $         776,276   $       1,508,784
                                                                               ==================  ==================

                                                                                   JPMORGAN             JPMORGAN
                                                                                SMARTRETIREMENT      SMARTRETIREMENT
                                                                                   2010 FUND            2015 FUND
                                                                               SUB-ACCOUNT (26)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,643    $          44,798
   Net realized gain (loss) on security transactions.........................             44,758               29,038
   Net realized gain distributions...........................................                 --                6,808
   Change in unrealized appreciation (depreciation) during the period........            (23,428)              (4,627)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             23,973               76,017
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             40,895              346,523
   Net transfers.............................................................           (559,803)             893,526
   Surrenders for benefit payments and fees..................................            (15,194)            (497,418)
   Other transactions........................................................                 (8)                  --
   Net loan activity.........................................................                (56)                 (50)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (534,166)             742,581
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (510,193)             818,598

NET ASSETS:
   Beginning of period.......................................................            510,193            1,224,139
                                                                               ------------------  -------------------
   End of period.............................................................  $              --    $       2,042,737
                                                                               ==================  ===================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2020 FUND           2025 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         102,569   $         116,048
   Net realized gain (loss) on security transactions.........................             44,746              44,799
   Net realized gain distributions...........................................             59,569              71,400
   Change in unrealized appreciation (depreciation) during the period........            (33,863)            (11,939)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            173,021             220,308
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            807,182             903,487
   Net transfers.............................................................          3,195,115           3,290,128
   Surrenders for benefit payments and fees..................................           (684,687)           (297,128)
   Other transactions........................................................                (68)                  4
   Net loan activity.........................................................                (77)               (263)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          3,317,465           3,896,228
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          3,490,486           4,116,536

NET ASSETS:
   Beginning of period.......................................................          1,302,264           1,909,973
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,792,750   $       6,026,509
                                                                               ==================  ==================

(26) Effective June 20, 2014 JPMorgan SmartRetirement 2010 Fund merged with JPMorgan SmartRetirement Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-236

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-237

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 JPMORGAN             JPMORGAN
                                                                              SMARTRETIREMENT      SMARTRETIREMENT
                                                                                 2030 FUND            2035 FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         140,301   $          58,310
   Net realized gain (loss) on security transactions.......................            264,301              25,501
   Net realized gain distributions.........................................             93,330              38,436
   Change in unrealized appreciation (depreciation) during the period......           (201,015)              2,231
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            296,917             124,478
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,699,668             594,380
   Net transfers...........................................................          3,131,344           1,371,355
   Surrenders for benefit payments and fees................................         (2,061,034)           (186,779)
   Other transactions......................................................               (449)                  6
   Net loan activity.......................................................               (794)               (363)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          2,768,735           1,778,599
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          3,065,652           1,903,077

NET ASSETS:
   Beginning of period.....................................................          2,248,092             991,208
                                                                             ------------------  ------------------
   End of period...........................................................  $       5,313,744   $       2,894,285
                                                                             ==================  ==================

                                                                                 JPMORGAN            JPMORGAN
                                                                              SMARTRETIREMENT     SMARTRETIREMENT
                                                                                 2040 FUND           2045 FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          78,313   $          41,451
   Net realized gain (loss) on security transactions.......................            124,082               7,236
   Net realized gain distributions.........................................             54,526              29,124
   Change in unrealized appreciation (depreciation) during the period......            (88,632)             10,793
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            168,289              88,604
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            845,268             471,815
   Net transfers...........................................................          1,626,708           1,113,592
   Surrenders for benefit payments and fees................................         (1,190,577)            (86,421)
   Other transactions......................................................               (114)                (12)
   Net loan activity.......................................................               (811)               (341)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,280,474           1,498,633
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          1,448,763           1,587,237

NET ASSETS:
   Beginning of period.....................................................          1,297,047             580,784
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,745,810   $       2,168,021
                                                                             ==================  ==================

                                                                                  JPMORGAN           JPMORGAN
                                                                               SMARTRETIREMENT    SMARTRETIREMENT
                                                                                  2050 FUND         INCOME FUND
                                                                                 SUB-ACCOUNT     SUB-ACCOUNT (26)
                                                                             ------------------  -----------------
OPERATIONS:
   Net investment income (loss)............................................  $          58,708   $         16,381
   Net realized gain (loss) on security transactions.......................            231,241              7,323
   Net realized gain distributions.........................................             35,366                 --
   Change in unrealized appreciation (depreciation) during the period......           (186,590)            (8,339)
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets resulting from operations.........            138,725             15,365
                                                                             ------------------  -----------------

UNIT TRANSACTIONS:
   Purchases...............................................................            683,223            140,128
   Net transfers...........................................................            738,482            823,436
   Surrenders for benefit payments and fees................................         (1,694,789)          (209,395)
   Other transactions......................................................                123                 (2)
   Net loan activity.......................................................               (807)                --
   Net annuity transactions................................................                 --                 --
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets resulting from unit transactions..           (273,768)           754,167
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets...................................           (135,043)           769,532

NET ASSETS:
   Beginning of period.....................................................          1,362,980            226,698
                                                                             ------------------  -----------------
   End of period...........................................................  $       1,227,937   $        996,230
                                                                             ==================  =================

                                                                                 JPMORGAN             JPMORGAN
                                                                              SMARTRETIREMENT        PRIME MONEY
                                                                                 2055 FUND           MARKET FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           3,598    $        (16,034)
   Net realized gain (loss) on security transactions.......................              1,846                  --
   Net realized gain distributions.........................................              1,480                  --
   Change in unrealized appreciation (depreciation) during the period......                822                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              7,746             (16,034)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            144,324             662,319
   Net transfers...........................................................             16,582             125,349
   Surrenders for benefit payments and fees................................            (74,977)           (326,043)
   Other transactions......................................................                 (2)                  7
   Net loan activity.......................................................                 --              (1,115)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             85,927             460,517
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             93,673             444,483

NET ASSETS:
   Beginning of period.....................................................             35,880           1,988,416
                                                                             ------------------  ------------------
   End of period...........................................................  $         129,553    $      2,432,899
                                                                             ==================  ==================

                                                                                  KEELEY
                                                                                 SMALL CAP         LOOMIS SAYLES
                                                                                VALUE FUND           BOND FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (7,971)  $          40,645
   Net realized gain (loss) on security transactions.......................             88,612               4,288
   Net realized gain distributions.........................................              4,373              51,398
   Change in unrealized appreciation (depreciation) during the period......            (95,704)            (78,048)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (10,690)             18,283
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            147,387           1,118,207
   Net transfers...........................................................            (87,718)            161,013
   Surrenders for benefit payments and fees................................           (146,042)            (47,704)
   Other transactions......................................................                (32)                343
   Net loan activity.......................................................                (67)                (14)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (86,472)          1,231,845
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (97,162)          1,250,128

NET ASSETS:
   Beginning of period.....................................................          2,182,544             737,542
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,085,382   $       1,987,670
                                                                             ==================  ==================

(26) Effective June 20, 2014 JPMorgan SmartRetirement 2010 Fund merged with JPMorgan SmartRetirement Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-238

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-239

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                                  LKCM AQUINAS         LKCM AQUINAS
                                                                                   GROWTH FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,112)  $             (76)
   Net realized gain (loss) on security transactions.........................               3,023               3,018
   Net realized gain distributions...........................................              37,216              18,927
   Change in unrealized appreciation (depreciation) during the period........             (39,253)            (17,013)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,126)              4,856
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              41,592              36,326
   Net transfers.............................................................             (37,179)              6,471
   Surrenders for benefit payments and fees..................................             (24,276)            (18,827)
   Other transactions........................................................                  (1)                  3
   Net loan activity.........................................................                 (11)                (11)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (19,875)             23,962
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (21,001)             28,818

NET ASSETS:
   Beginning of period.......................................................             200,447             214,917
                                                                               -------------------  ------------------
   End of period.............................................................   $         179,446   $         243,735
                                                                               ===================  ==================


                                                                                                       LORD ABBETT
                                                                                   LORD ABBETT         FUNDAMENTAL
                                                                                 AFFILIATED FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           9,023    $           1,211
   Net realized gain (loss) on security transactions.........................             58,782              183,208
   Net realized gain distributions...........................................             35,142              760,950
   Change in unrealized appreciation (depreciation) during the period........            (23,176)            (668,148)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             79,771              277,221
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             83,333              576,987
   Net transfers.............................................................            (23,668)            (487,776)
   Surrenders for benefit payments and fees..................................           (172,494)            (365,827)
   Other transactions........................................................                  1                 (679)
   Net loan activity.........................................................               (113)                 (93)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (112,941)            (277,388)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (33,170)                (167)

NET ASSETS:
   Beginning of period.......................................................            785,875            4,447,815
                                                                               ------------------  -------------------
   End of period.............................................................  $         752,705    $       4,447,648
                                                                               ==================  ===================


                                                                                   LORD ABBETT         LORD ABBETT
                                                                                 BOND DEBENTURE          GROWTH
                                                                                      FUND         OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          87,782   $          (2,677)
   Net realized gain (loss) on security transactions.........................             32,776              30,851
   Net realized gain distributions...........................................             56,164              51,033
   Change in unrealized appreciation (depreciation) during the period........            (98,473)            (60,030)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             78,249              19,177
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            424,690              52,682
   Net transfers.............................................................             88,762              (9,202)
   Surrenders for benefit payments and fees..................................           (561,426)            (11,041)
   Other transactions........................................................                329                   5
   Net loan activity.........................................................                (54)                (18)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (47,699)             32,426
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             30,550              51,603

NET ASSETS:
   Beginning of period.......................................................          2,279,029             321,060
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,309,579   $         372,663
                                                                               ==================  ==================

                                                                                  LORD ABBETT
                                                                                  CALIBRATED
                                                                                   DIVIDEND            LORD ABBETT
                                                                                  GROWTH FUND       TOTAL RETURN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             987    $           9,177
   Net realized gain (loss) on security transactions.........................             31,945               (6,580)
   Net realized gain distributions...........................................             28,210                3,035
   Change in unrealized appreciation (depreciation) during the period........            (35,580)              16,389
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             25,562               22,021
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             32,278               68,779
   Net transfers.............................................................            (51,261)             127,367
   Surrenders for benefit payments and fees..................................            (95,983)            (152,708)
   Other transactions........................................................                 --                   43
   Net loan activity.........................................................                (81)                 (11)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (115,047)              43,470
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (89,485)              65,491

NET ASSETS:
   Beginning of period.......................................................            318,933              489,340
                                                                               ------------------  -------------------
   End of period.............................................................  $         229,448    $         554,831
                                                                               ==================  ===================


                                                                                   LORD ABBETT         LORD ABBETT
                                                                                   DEVELOPING         INTERNATIONAL
                                                                                GROWTH FUND, INC.   CORE EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (11,480)  $           1,878
   Net realized gain (loss) on security transactions.........................            110,421                 218
   Net realized gain distributions...........................................            362,067                  --
   Change in unrealized appreciation (depreciation) during the period........           (386,968)            (35,757)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             74,040             (33,661)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            298,527              38,091
   Net transfers.............................................................             35,776                   2
   Surrenders for benefit payments and fees..................................           (402,923)            (30,810)
   Other transactions........................................................            (19,118)                  3
   Net loan activity.........................................................                (81)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (87,819)              7,286
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (13,779)            (26,375)

NET ASSETS:
   Beginning of period.......................................................          2,237,223             337,629
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,223,444   $         311,254
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-240

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-241

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  LORD ABBETT
                                                                                     VALUE             CLEARBRIDGE
                                                                              OPPORTUNITIES FUND       VALUE TRUST
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (27)
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (29,538)   $         (2,172)
   Net realized gain (loss) on security transactions........................              32,129                 916
   Net realized gain distributions..........................................             482,029                  --
   Change in unrealized appreciation (depreciation) during the period.......            (209,656)             33,894
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             274,964              32,638
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             815,534              12,321
   Net transfers............................................................             (86,835)             16,694
   Surrenders for benefit payments and fees.................................            (438,548)            (11,539)
   Other transactions.......................................................                 543                  (2)
   Net loan activity........................................................                (147)                 --
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             290,547              17,474
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................             565,511              50,112

NET ASSETS:
   Beginning of period......................................................           3,331,098             262,148
                                                                              -------------------  ------------------
   End of period............................................................   $       3,896,609    $        312,260
                                                                              ===================  ==================


                                                                                                      MASSMUTUAL
                                                                                 BMO MID-CAP        RETIRESMART(SM)
                                                                                 VALUE FUND            2010 FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (28)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (1,364)   $          2,670
   Net realized gain (loss) on security transactions........................              7,409                 (15)
   Net realized gain distributions..........................................             77,645                  --
   Change in unrealized appreciation (depreciation) during the period.......            (19,392)             (4,251)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             64,298              (1,596)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             91,947              12,534
   Net transfers............................................................             36,097             106,341
   Surrenders for benefit payments and fees.................................            (26,008)                (52)
   Other transactions.......................................................                 (1)                 --
   Net loan activity........................................................                (12)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            102,023             118,823
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            166,321             117,227

NET ASSETS:
   Beginning of period......................................................            534,269                  --
                                                                              ------------------  ------------------
   End of period............................................................  $         700,590    $        117,227
                                                                              ==================  ==================


                                                                                MFS EMERGING         MASSACHUSETTS
                                                                                   MARKETS         INVESTORS GROWTH
                                                                                 EQUITY FUND          STOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $          11,007    $           5,147
   Net realized gain (loss) on security transactions........................               (470)             322,996
   Net realized gain distributions..........................................                 --               96,195
   Change in unrealized appreciation (depreciation) during the period.......               (853)             (84,288)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........              9,684              340,050
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             68,785               90,169
   Net transfers............................................................            (20,377)            (586,125)
   Surrenders for benefit payments and fees.................................            (15,612)            (225,674)
   Other transactions.......................................................                 53                   (5)
   Net loan activity........................................................                 --                   (1)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             32,849             (721,636)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             42,533             (381,586)

NET ASSETS:
   Beginning of period......................................................            291,908            3,525,935
                                                                              ------------------  -------------------
   End of period............................................................  $         334,441    $       3,144,349
                                                                              ==================  ===================

                                                                                                         MFS
                                                                                                    INTERNATIONAL
                                                                                   MFS HIGH              NEW
                                                                                  INCOME FUND      DISCOVERY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          68,394   $           1,500
   Net realized gain (loss) on security transactions........................             37,228              14,108
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            (85,937)            (28,565)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             19,685             (12,957)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            175,603              50,499
   Net transfers............................................................             60,534             (38,132)
   Surrenders for benefit payments and fees.................................           (125,173)            (35,515)
   Other transactions.......................................................                146                 (10)
   Net loan activity........................................................                (28)                (22)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            111,082             (23,180)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            130,767             (36,137)

NET ASSETS:
   Beginning of period......................................................          1,275,448             382,433
                                                                              ------------------  ------------------
   End of period............................................................  $       1,406,215   $         346,296
                                                                              ==================  ==================



                                                                                  MFS MID CAP          MFS NEW
                                                                                  GROWTH FUND      DISCOVERY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (4,615)  $          (2,486)
   Net realized gain (loss) on security transactions........................             80,638               5,162
   Net realized gain distributions..........................................             40,350             108,536
   Change in unrealized appreciation (depreciation) during the period.......            (71,822)           (168,488)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             44,551             (57,276)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             40,234             885,682
   Net transfers............................................................                497              26,332
   Surrenders for benefit payments and fees.................................            (29,431)            (31,877)
   Other transactions.......................................................                 (2)                315
   Net loan activity........................................................                (25)                (21)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             11,273             880,431
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             55,824             823,155

NET ASSETS:
   Beginning of period......................................................            556,752             694,266
                                                                              ------------------  ------------------
   End of period............................................................  $         612,576   $       1,517,421
                                                                              ==================  ==================

(27) Formerly Legg Mason Capital Management Value Trust, Inc. Change effective March 1, 2014.

(28)  Funded as of June 26, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-242

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-243

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 MFS RESEARCH         MFS TOTAL
                                                                              INTERNATIONAL FUND     RETURN FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         42,045   $          38,666
   Net realized gain (loss) on security transactions........................             54,612              39,818
   Net realized gain distributions..........................................                 --              61,134
   Change in unrealized appreciation (depreciation) during the period.......           (320,441)             32,483
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (223,784)            172,101
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            639,355             432,350
   Net transfers............................................................            584,804             198,319
   Surrenders for benefit payments and fees.................................           (226,216)           (216,327)
   Other transactions.......................................................                 30                   4
   Net loan activity........................................................               (184)               (115)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            997,789             414,231
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            774,005             586,332

NET ASSETS:
   Beginning of period......................................................          2,194,927           2,002,617
                                                                              ------------------  ------------------
   End of period............................................................   $      2,968,932   $       2,588,949
                                                                              ==================  ==================


                                                                                      MFS                MFS
                                                                                UTILITIES FUND       VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        121,339   $         178,844
   Net realized gain (loss) on security transactions........................            753,977             706,563
   Net realized gain distributions..........................................            357,643             299,650
   Change in unrealized appreciation (depreciation) during the period.......           (605,259)           (182,109)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            627,700           1,002,948
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            699,518           1,603,657
   Net transfers............................................................            242,859             871,002
   Surrenders for benefit payments and fees.................................           (650,159)           (674,893)
   Other transactions.......................................................                (57)               (348)
   Net loan activity........................................................               (272)               (198)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            291,889           1,799,220
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            919,589           2,802,168

NET ASSETS:
   Beginning of period......................................................          5,053,450           8,770,901
                                                                              ------------------  ------------------
   End of period............................................................   $      5,973,039   $      11,573,069
                                                                              ==================  ==================

                                                                                                         MFS
                                                                                 MFS RESEARCH       MASSACHUSETTS
                                                                                   BOND FUND       INVESTORS TRUST
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           4,134   $           6,347
   Net realized gain (loss) on security transactions........................                903              31,549
   Net realized gain distributions..........................................                874              87,760
   Change in unrealized appreciation (depreciation) during the period.......              2,700              23,038
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              8,611             148,694
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             49,195             267,320
   Net transfers............................................................             36,997             (82,249)
   Surrenders for benefit payments and fees.................................            (37,030)            (61,264)
   Other transactions.......................................................                 14                  --
   Net loan activity........................................................                (40)                (74)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             49,136             123,733
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             57,747             272,427

NET ASSETS:
   Beginning of period......................................................            169,090           1,287,141
                                                                              ------------------  ------------------
   End of period............................................................  $         226,837   $       1,559,568
                                                                              ==================  ==================

                                                                                      MFS
                                                                                 INTERNATIONAL        MFS CORE
                                                                                  GROWTH FUND        EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              79   $            (148)
   Net realized gain (loss) on security transactions........................              2,027             281,242
   Net realized gain distributions..........................................                798              88,031
   Change in unrealized appreciation (depreciation) during the period.......             (8,103)           (250,982)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (5,199)            118,143
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             28,203              55,670
   Net transfers............................................................             (4,607)             27,843
   Surrenders for benefit payments and fees.................................             (6,890)            (41,573)
   Other transactions.......................................................                 --                   6
   Net loan activity........................................................                 (8)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             16,698              41,946
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             11,499             160,089

NET ASSETS:
   Beginning of period......................................................             76,434           1,104,806
                                                                              ------------------  ------------------
   End of period............................................................  $          87,933   $       1,264,895
                                                                              ==================  ==================

                                                                                      MFS                MFS
                                                                                  GOVERNMENT        INTERNATIONAL
                                                                                SECURITIES FUND      VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          83,686   $         121,716
   Net realized gain (loss) on security transactions........................            (27,737)            106,836
   Net realized gain distributions..........................................                 --              73,059
   Change in unrealized appreciation (depreciation) during the period.......            143,686            (298,473)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            199,635               3,138
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,015,469           2,439,714
   Net transfers............................................................           (550,010)            655,914
   Surrenders for benefit payments and fees.................................           (585,696)           (566,422)
   Other transactions.......................................................                232                 158
   Net loan activity........................................................               (309)               (151)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (120,314)          2,529,213
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             79,321           2,532,351

NET ASSETS:
   Beginning of period......................................................          4,895,889           3,746,968
                                                                              ------------------  ------------------
   End of period............................................................  $       4,975,210   $       6,279,319
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-244

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-245

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                       MFS               MFS CORE
                                                                                 TECHNOLOGY FUND       EQUITY SERIES
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (794)   $              45
   Net realized gain (loss) on security transactions.........................               7,952                   39
   Net realized gain distributions...........................................               3,625                   --
   Change in unrealized appreciation (depreciation) during the period........              (2,228)               2,014
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,555                2,098
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              10,183                  583
   Net transfers.............................................................              (5,143)               8,356
   Surrenders for benefit payments and fees..................................             (22,814)                  --
   Other transactions........................................................                  (2)                  --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (17,776)               8,939
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (9,221)              11,037

NET ASSETS:
   Beginning of period.......................................................             117,683               15,064
                                                                               -------------------  ------------------
   End of period.............................................................   $         108,462    $          26,101
                                                                               ===================  ==================

                                                                                       MFS
                                                                                INVESTORS GROWTH          MFS
                                                                                  STOCK SERIES     UTILITIES SERIES
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (77)  $           4,533
   Net realized gain (loss) on security transactions.........................                 65               6,325
   Net realized gain distributions...........................................              2,548              11,415
   Change in unrealized appreciation (depreciation) during the period........              2,121               8,494
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,657              30,767
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --               7,009
   Net transfers.............................................................                 --              46,790
   Surrenders for benefit payments and fees..................................                 --             (42,217)
   Other transactions........................................................                 (1)                 (1)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 (1)             11,581
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,656              42,348

NET ASSETS:
   Beginning of period.......................................................             43,602             274,222
                                                                               ------------------  ------------------
   End of period.............................................................  $          48,258   $         316,570
                                                                               ==================  ==================

                                                                                                            MFS
                                                                                       MFS              HIGH YIELD
                                                                                   GROWTH FUND           PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (5,554)   $          6,684
   Net realized gain (loss) on security transactions.........................              23,552                  66
   Net realized gain distributions...........................................             118,022                  --
   Change in unrealized appreciation (depreciation) during the period........              81,826              (3,959)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             217,846               2,791
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             767,587               3,037
   Net transfers.............................................................             (64,310)              1,196
   Surrenders for benefit payments and fees..................................            (149,366)             (4,080)
   Other transactions........................................................                 (12)                 --
   Net loan activity.........................................................                 (53)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             553,846                 153
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             771,692               2,944

NET ASSETS:
   Beginning of period.......................................................           2,159,844             134,480
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,931,536    $        137,424
                                                                               ===================  ==================

                                                                                    BLACKROCK          BLACKROCK
                                                                                     GLOBAL            LARGE CAP
                                                                                 ALLOCATION FUND       CORE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         178,075   $          (1,557)
   Net realized gain (loss) on security transactions.........................            509,175             167,576
   Net realized gain distributions...........................................            744,721                  --
   Change in unrealized appreciation (depreciation) during the period........         (1,233,236)           (123,862)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            198,735              42,157
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,955,124              33,034
   Net transfers.............................................................           (316,989)             14,824
   Surrenders for benefit payments and fees..................................         (4,145,664)           (552,005)
   Other transactions........................................................                395                  (1)
   Net loan activity.........................................................               (678)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,507,812)           (504,148)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (2,309,077)           (461,991)

NET ASSETS:
   Beginning of period.......................................................         13,164,007             540,961
                                                                               ------------------  ------------------
   End of period.............................................................  $      10,854,930   $          78,970
                                                                               ==================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                                      VALUE              SMALL CAP
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (654)  $          (5,306)
   Net realized gain (loss) on security transactions.........................                 892               1,347
   Net realized gain distributions...........................................                  --              95,544
   Change in unrealized appreciation (depreciation) during the period........               1,668             (85,132)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               1,906               6,453
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               7,363             105,743
   Net transfers.............................................................                  --             128,296
   Surrenders for benefit payments and fees..................................              (2,363)           (158,138)
   Other transactions........................................................                  --                  (1)
   Net loan activity.........................................................                  --                 (40)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               5,000              75,860
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               6,906              82,313

NET ASSETS:
   Beginning of period.......................................................              49,662             739,317
                                                                               -------------------  ------------------
   End of period.............................................................   $          56,568   $         821,630
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-246

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-247

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                         BLACKROCK
                                                                                    BLACKROCK          INTERNATIONAL
                                                                                  MID CAP VALUE        OPPORTUNITIES
                                                                               OPPORTUNITIES FUND        PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (5,157)   $          17,025
   Net realized gain (loss) on security transactions.........................              96,276               75,869
   Net realized gain distributions...........................................             196,426               93,141
   Change in unrealized appreciation (depreciation) during the period........            (206,024)            (296,636)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              81,521             (110,601)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             321,555              190,639
   Net transfers.............................................................             (95,175)            (100,737)
   Surrenders for benefit payments and fees..................................            (246,662)             (72,639)
   Other transactions........................................................                 (70)                  78
   Net loan activity.........................................................                (128)                 (17)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (20,480)              17,324
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              61,041              (93,277)

NET ASSETS:
   Beginning of period.......................................................           1,410,364            1,020,365
                                                                               -------------------  -------------------
   End of period.............................................................   $       1,471,405    $         927,088
                                                                               ===================  ===================


                                                                                    BLACKROCK           MUNDER
                                                                                 MID CAP GROWTH       MIDCAP CORE
                                                                                EQUITY PORTFOLIO      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,898)  $          (7,242)
   Net realized gain (loss) on security transactions.........................             15,959              91,082
   Net realized gain distributions...........................................             33,831             433,488
   Change in unrealized appreciation (depreciation) during the period........            (32,962)           (142,473)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             13,930             374,855
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             20,987             553,870
   Net transfers.............................................................              1,953                 497
   Surrenders for benefit payments and fees..................................            (32,293)           (244,913)
   Other transactions........................................................                 (3)                (48)
   Net loan activity.........................................................                 (9)                (96)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (9,365)            309,310
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,565             684,165

NET ASSETS:
   Beginning of period.......................................................            286,343           3,534,084
                                                                               ------------------  ------------------
   End of period.............................................................  $         290,908   $       4,218,249
                                                                               ==================  ==================

                                                                                                         NUVEEN
                                                                                   NEUBERGER           TRADEWINDS
                                                                                BERMAN SOCIALLY       INTERNATIONAL
                                                                                RESPONSIVE FUND        VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           7,936    $             396
   Net realized gain (loss) on security transactions.........................             64,629                1,371
   Net realized gain distributions...........................................            227,014                   --
   Change in unrealized appreciation (depreciation) during the period........           (159,595)              (3,529)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            139,984               (1,762)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            302,850                5,354
   Net transfers.............................................................            (38,232)                 758
   Surrenders for benefit payments and fees..................................            (89,709)             (11,249)
   Other transactions........................................................                 81                    1
   Net loan activity.........................................................                (67)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            174,923               (5,136)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            314,907               (6,898)

NET ASSETS:
   Beginning of period.......................................................          1,283,648               22,660
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,598,555    $          15,762
                                                                               ==================  ===================


                                                                                     OAKMARK          THE OAKMARK
                                                                                  INTERNATIONAL       EQUITY AND
                                                                                 SMALL CAP FUND       INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,278   $         128,503
   Net realized gain (loss) on security transactions.........................             (2,198)            175,159
   Net realized gain distributions...........................................             29,580           1,296,895
   Change in unrealized appreciation (depreciation) during the period........            (81,894)           (568,004)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (48,234)          1,032,553
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,277           3,005,093
   Net transfers.............................................................             (4,144)           (222,557)
   Surrenders for benefit payments and fees..................................            (89,513)         (1,318,564)
   Other transactions........................................................                 --                  64
   Net loan activity.........................................................                 --                (259)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (92,380)          1,463,777
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (140,614)          2,496,330

NET ASSETS:
   Beginning of period.......................................................            662,326          14,315,104
                                                                               ------------------  ------------------
   End of period.............................................................  $         521,712   $      16,811,434
                                                                               ==================  ==================


                                                                                  OPPENHEIMER
                                                                                    CAPITAL            OPPENHEIMER
                                                                               APPRECIATION FUND       GLOBAL FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (7,900)   $          20,296
   Net realized gain (loss) on security transactions.........................            425,122              530,736
   Net realized gain distributions...........................................            236,119              288,197
   Change in unrealized appreciation (depreciation) during the period........           (441,680)            (747,373)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            211,661               91,856
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             90,691              631,542
   Net transfers.............................................................             10,413               23,652
   Surrenders for benefit payments and fees..................................           (101,381)            (515,269)
   Other transactions........................................................                 (2)                 (35)
   Net loan activity.........................................................                (16)                (161)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (295)             139,729
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            211,366              231,585

NET ASSETS:
   Beginning of period.......................................................          1,494,043            5,871,436
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,705,409    $       6,103,021
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-248

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-249

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  OPPENHEIMER
                                                                                 INTERNATIONAL       OPPENHEIMER
                                                                                  GROWTH FUND     MAIN STREET FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         31,456   $            (759)
   Net realized gain (loss) on security transactions........................             48,572              12,603
   Net realized gain distributions..........................................                 --              27,420
   Change in unrealized appreciation (depreciation) during the period.......           (429,766)            (16,481)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (349,738)             22,783
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,440,119              29,549
   Net transfers............................................................             (3,844)                 63
   Surrenders for benefit payments and fees.................................           (765,343)             (6,322)
   Other transactions.......................................................                745                   7
   Net loan activity........................................................               (314)                 (6)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            671,363              23,291
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            321,625              46,074

NET ASSETS:
   Beginning of period......................................................          3,973,781             229,570
                                                                              ------------------  ------------------
   End of period............................................................   $      4,295,406   $         275,644
                                                                              ==================  ==================

                                                                                  OPPENHEIMER        OPPENHEIMER
                                                                               GLOBAL STRATEGIC      MAIN STREET
                                                                                  INCOME FUND       MID CAP FUND
                                                                                  SUB-ACCOUNT     SUB-ACCOUNT (29)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          19,882   $          (5,035)
   Net realized gain (loss) on security transactions........................             (3,080)            296,048
   Net realized gain distributions..........................................                 --             369,583
   Change in unrealized appreciation (depreciation) during the period.......             (8,754)           (337,799)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              8,048             322,797
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            146,605             304,708
   Net transfers............................................................            (33,571)            (19,053)
   Surrenders for benefit payments and fees.................................            (68,061)           (747,628)
   Other transactions.......................................................                 48                  11
   Net loan activity........................................................                (46)                (36)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             44,975            (461,998)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             53,023            (139,201)

NET ASSETS:
   Beginning of period......................................................            530,923           2,875,524
                                                                              ------------------  ------------------
   End of period............................................................  $         583,946   $       2,736,323
                                                                              ==================  ==================

                                                                                  OPPENHEIMER
                                                                                  DEVELOPING          OPPENHEIMER
                                                                                 MARKETS FUND         EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,011)   $            (31)
   Net realized gain (loss) on security transactions........................            160,493               1,710
   Net realized gain distributions..........................................             98,350                  --
   Change in unrealized appreciation (depreciation) during the period.......           (607,745)             22,066
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (350,913)             23,745
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,549,010              16,262
   Net transfers............................................................           (184,241)              1,642
   Surrenders for benefit payments and fees.................................           (776,108)               (632)
   Other transactions.......................................................                (13)                 (1)
   Net loan activity........................................................               (187)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            588,461              17,271
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            237,548              41,016

NET ASSETS:
   Beginning of period......................................................          5,571,304             186,462
                                                                              ------------------  ------------------
   End of period............................................................  $       5,808,852    $        227,478
                                                                              ==================  ==================

                                                                                 OPPENHEIMER          OPPENHEIMER
                                                                                   CAPITAL           INTERNATIONAL
                                                                                 INCOME FUND           BOND FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              13    $        125,414
   Net realized gain (loss) on security transactions........................                  1             (71,157)
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......                  6             (79,554)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 20             (25,297)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                 94           1,010,926
   Net transfers............................................................                 --            (357,061)
   Surrenders for benefit payments and fees.................................                 (1)           (902,444)
   Other transactions.......................................................                  1                  92
   Net loan activity........................................................                 --                (220)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...                 94            (248,707)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................                114            (274,004)

NET ASSETS:
   Beginning of period......................................................                544           5,796,448
                                                                              ------------------  ------------------
   End of period............................................................  $             658    $      5,522,444
                                                                              ==================  ==================

                                                                                 OPPENHEIMER          OPPENHEIMER
                                                                              SMALL- & MID- CAP       MAIN STREET
                                                                                 VALUE FUND         SELECT FUND(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (233)   $         (4,300)
   Net realized gain (loss) on security transactions........................             70,299              99,085
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             15,502             (24,747)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             85,568              70,038
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            106,916             145,691
   Net transfers............................................................            (27,145)            (11,814)
   Surrenders for benefit payments and fees.................................           (177,438)           (319,849)
   Other transactions.......................................................                 62                  87
   Net loan activity........................................................                (22)               (148)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (97,627)           (186,033)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (12,059)           (115,995)

NET ASSETS:
   Beginning of period......................................................            942,646           1,049,835
                                                                              ------------------  ------------------
   End of period............................................................  $         930,587    $        933,840
                                                                              ==================  ==================

(29) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-250

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-251

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 OPPENHEIMER
                                                                               GOLD & SPECIAL         OPPENHEIMER
                                                                                MINERALS FUND      REAL ESTATE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          15,216    $         17,514
   Net realized gain (loss) on security transactions........................           (282,651)             68,007
   Net realized gain distributions..........................................                 --              70,530
   Change in unrealized appreciation (depreciation) during the period.......              6,030             211,287
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (261,405)            367,338
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            485,460             265,669
   Net transfers............................................................             13,971             161,256
   Surrenders for benefit payments and fees.................................           (211,240)           (219,722)
   Other transactions.......................................................                 39                   1
   Net loan activity........................................................               (132)                (54)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            288,098             207,150
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             26,693             574,488

NET ASSETS:
   Beginning of period......................................................          1,161,795           1,153,028
                                                                              ------------------  ------------------
   End of period............................................................  $       1,188,488    $      1,727,516
                                                                              ==================  ==================

                                                                                  OPPENHEIMER         OPPENHEIMER
                                                                                    EQUITY           INTERNATIONAL
                                                                                  INCOME FUND      DIVERSIFIED FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $           3,888    $            (259)
   Net realized gain (loss) on security transactions........................                192                  552
   Net realized gain distributions..........................................             12,475                   --
   Change in unrealized appreciation (depreciation) during the period.......              2,814               (5,586)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             19,369               (5,293)
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             43,934               16,320
   Net transfers............................................................              2,139               (8,067)
   Surrenders for benefit payments and fees.................................             (6,085)              (2,799)
   Other transactions.......................................................                 --                    2
   Net loan activity........................................................                 --                  (15)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             39,988                5,441
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             59,357                  148

NET ASSETS:
   Beginning of period......................................................            186,255               64,480
                                                                              ------------------  -------------------
   End of period............................................................  $         245,612    $          64,628
                                                                              ==================  ===================

                                                                                    PUTNAM
                                                                                    GLOBAL            PUTNAM VT
                                                                                  EQUITY FUND      HIGH YIELD FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (171)  $          54,548
   Net realized gain (loss) on security transactions........................                 31             (10,414)
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......               (216)            (31,454)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........               (356)             12,680
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                541               7,400
   Net transfers............................................................             32,378             (93,155)
   Surrenders for benefit payments and fees.................................                 --             (45,517)
   Other transactions.......................................................                 --                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             32,919            (131,272)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             32,563            (118,592)

NET ASSETS:
   Beginning of period......................................................             24,365             524,674
                                                                              ------------------  ------------------
   End of period............................................................  $          56,928   $         406,082
                                                                              ==================  ==================

                                                                                   PUTNAM VT          PUTNAM VT
                                                                                 INTERNATIONAL        MULTI-CAP
                                                                                  GROWTH FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (936)  $          (1,638)
   Net realized gain (loss) on security transactions........................                661              12,509
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             (9,466)             36,518
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (9,741)             47,389
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             11,564               5,143
   Net transfers............................................................             (8,614)            299,765
   Surrenders for benefit payments and fees.................................                 --             (17,248)
   Other transactions.......................................................                 --                  (1)
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................               (619)               (634)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              2,331             287,025
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             (7,410)            334,414

NET ASSETS:
   Beginning of period......................................................            144,836             320,002
                                                                              ------------------  ------------------
   End of period............................................................  $         137,426   $         654,416
                                                                              ==================  ==================

                                                                                    PUTNAM             PIONEER
                                                                                   SMALL CAP         DISCIPLINED
                                                                                  VALUE FUND         VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $           (735)  $            (609)
   Net realized gain (loss) on security transactions........................             54,805               3,358
   Net realized gain distributions..........................................            116,857              15,221
   Change in unrealized appreciation (depreciation) during the period.......           (162,445)            (10,323)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              8,482               7,647
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             12,260              20,920
   Net transfers............................................................           (210,885)            (42,845)
   Surrenders for benefit payments and fees.................................            (41,654)            (11,791)
   Other transactions.......................................................                (98)                 --
   Net loan activity........................................................                 --                  (5)
   Net annuity transactions.................................................            (18,555)                 --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (258,932)            (33,721)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (250,450)            (26,074)

NET ASSETS:
   Beginning of period......................................................            530,954             116,300
                                                                              ------------------  ------------------
   End of period............................................................   $        280,504   $          90,226
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-252

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-253

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     PIONEER OAK RIDGE
                                                                                PIONEER EMERGING         SMALL CAP
                                                                                  MARKETS FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (58)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          15,976   $          (4,101)
   Net realized gain (loss) on security transactions.........................              (9,861)             65,262
   Net realized gain distributions...........................................              87,758                  --
   Change in unrealized appreciation (depreciation) during the period........            (307,631)            (95,933)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (213,758)            (34,772)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             278,057             108,078
   Net transfers.............................................................            (168,376)           (603,924)
   Surrenders for benefit payments and fees..................................            (184,462)            (50,378)
   Other transactions........................................................                   5                  (2)
   Net loan activity.........................................................                 (79)                (35)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (74,855)           (546,261)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (288,613)           (581,033)

NET ASSETS:
   Beginning of period.......................................................           1,595,410             581,033
                                                                               -------------------  ------------------
   End of period.............................................................   $       1,306,797   $              --
                                                                               ===================  ==================

                                                                                    PIONEER             ALLIANZGI
                                                                                  FUNDAMENTAL       NFJ INTERNATIONAL
                                                                                  GROWTH FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (103)   $             854
   Net realized gain (loss) on security transactions.........................               (177)                  89
   Net realized gain distributions...........................................                393                   --
   Change in unrealized appreciation (depreciation) during the period........              1,637               (4,740)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              1,750               (3,797)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,903                5,521
   Net transfers.............................................................               (214)                 542
   Surrenders for benefit payments and fees..................................                (19)                (181)
   Other transactions........................................................                 (1)                   2
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,669                5,884
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              4,419                2,087

NET ASSETS:
   Beginning of period.......................................................             11,471               55,371
                                                                               ------------------  -------------------
   End of period.............................................................  $          15,890    $          57,458
                                                                               ==================  ===================

                                                                                    ALLIANZGI          ALLIANZGI
                                                                                  NFJ SMALL-CAP      NFJ DIVIDEND
                                                                                   VALUE FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          29,401   $          52,881
   Net realized gain (loss) on security transactions.........................             64,445             303,105
   Net realized gain distributions...........................................            362,984                  --
   Change in unrealized appreciation (depreciation) during the period........           (444,290)            109,906
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             12,540             465,892
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            265,051           1,003,399
   Net transfers.............................................................           (115,935)           (573,205)
   Surrenders for benefit payments and fees..................................           (264,220)           (446,352)
   Other transactions........................................................                904                  --
   Net loan activity.........................................................                (26)               (428)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (114,226)            (16,586)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (101,686)            449,306

NET ASSETS:
   Beginning of period.......................................................          1,758,136           5,185,258
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,656,450   $       5,634,564
                                                                               ==================  ==================

                                                                                 AMG MANAGERS             PIMCO
                                                                                    CADENCE         EMERGING MARKETS
                                                                                 MID CAP FUND           BOND FUND
                                                                               SUB-ACCOUNT (30)        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (696)   $         44,767
   Net realized gain (loss) on security transactions.........................              2,628                 675
   Net realized gain distributions...........................................             13,317              12,526
   Change in unrealized appreciation (depreciation) during the period........             (8,506)            (52,784)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              6,743               5,184
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,481             153,292
   Net transfers.............................................................                 --             (37,744)
   Surrenders for benefit payments and fees..................................             (5,838)           (236,645)
   Other transactions........................................................                 (2)                170
   Net loan activity.........................................................                 --                 (23)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,641            (120,950)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             10,384            (115,766)

NET ASSETS:
   Beginning of period.......................................................             61,837           1,138,549
                                                                               ------------------  ------------------
   End of period.............................................................  $          72,221    $      1,022,783
                                                                               ==================  ==================


                                                                                                        PIONEER
                                                                                  PIONEER FUND      HIGH YIELD FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (776)  $          83,049
   Net realized gain (loss) on security transactions.........................              4,100              21,567
   Net realized gain distributions...........................................             92,572              96,387
   Change in unrealized appreciation (depreciation) during the period........            (41,774)           (216,284)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             54,122             (15,281)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            122,483             329,290
   Net transfers.............................................................             (4,634)           (154,488)
   Surrenders for benefit payments and fees..................................            (99,317)           (261,484)
   Other transactions........................................................                  1               1,396
   Net loan activity.........................................................                (52)                (72)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             18,481             (85,358)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             72,603            (100,639)

NET ASSETS:
   Beginning of period.......................................................            534,100           2,192,640
                                                                               ------------------  ------------------
   End of period.............................................................  $         606,703   $       2,092,001
                                                                               ==================  ==================

(30)  Formerly Managers Cadence Mid-Cap Fund. Change effective April 28,
      2014.

(58) Effective October 17, 2014 Pioneer Oak Ridge Small Cap Growth Fund merged with Oak Ridge Small Cap Growth Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-254

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-255

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    PIONEER              PIONEER
                                                                                   STRATEGIC             MID CAP
                                                                                  INCOME FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         135,391    $          (5,524)
   Net realized gain (loss) on security transactions.........................             (4,761)             103,629
   Net realized gain distributions...........................................             54,016              142,569
   Change in unrealized appreciation (depreciation) during the period........            (28,991)             (76,626)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            155,655              164,048
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            736,318              177,950
   Net transfers.............................................................              4,275              (13,573)
   Surrenders for benefit payments and fees..................................         (1,220,300)            (198,038)
   Other transactions........................................................                383                   41
   Net loan activity.........................................................               (169)                (177)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (479,493)             (33,797)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (323,838)             130,251

NET ASSETS:
   Beginning of period.......................................................          3,747,490            1,227,579
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,423,652    $       1,357,830
                                                                               ==================  ===================


                                                                                     PIONEER
                                                                                 SELECT MID CAP       PIMCO TOTAL
                                                                                   GROWTH FUND      RETURN III FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,181)  $           4,950
   Net realized gain (loss) on security transactions.........................             44,124              (2,599)
   Net realized gain distributions...........................................             38,002               1,463
   Change in unrealized appreciation (depreciation) during the period........            (56,665)                853
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             23,280               4,667
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             14,746              25,990
   Net transfers.............................................................               (322)            (25,385)
   Surrenders for benefit payments and fees..................................            (82,268)               (326)
   Other transactions........................................................                 --                   6
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (67,844)                285
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (44,564)              4,952

NET ASSETS:
   Beginning of period.......................................................            333,085             153,648
                                                                               ------------------  ------------------
   End of period.............................................................  $         288,521   $         158,600
                                                                               ==================  ==================


                                                                                    PUTNAM               PUTNAM
                                                                                    EQUITY             HIGH YIELD
                                                                                  INCOME FUND        ADVANTAGE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,650    $          58,531
   Net realized gain (loss) on security transactions.........................             55,123                7,706
   Net realized gain distributions...........................................             35,177                   --
   Change in unrealized appreciation (depreciation) during the period........            (55,132)             (52,699)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             37,818               13,538
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             67,721              177,001
   Net transfers.............................................................             58,323               57,386
   Surrenders for benefit payments and fees..................................           (325,869)             (86,822)
   Other transactions........................................................                 --                    2
   Net loan activity.........................................................                (21)                 (64)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (199,846)             147,503
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (162,028)             161,041

NET ASSETS:
   Beginning of period.......................................................            643,671            1,176,812
                                                                               ------------------  -------------------
   End of period.............................................................  $         481,643    $       1,337,853
                                                                               ==================  ===================


                                                                                     PUTNAM
                                                                                  INTERNATIONAL          PUTNAM
                                                                                   EQUITY FUND       INVESTORS FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (31)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,418   $              (5)
   Net realized gain (loss) on security transactions.........................             15,636                 656
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........            (57,048)               (438)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (38,994)                213
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,341               1,364
   Net transfers.............................................................            (14,360)                 --
   Surrenders for benefit payments and fees..................................            (53,290)             (3,660)
   Other transactions........................................................                  2                   1
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (63,307)             (2,295)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (102,301)             (2,082)

NET ASSETS:
   Beginning of period.......................................................            570,167               2,082
                                                                               ------------------  ------------------
   End of period.............................................................  $         467,866   $              --
                                                                               ==================  ==================

                                                                                                         PUTNAM
                                                                                    PUTNAM            INTERNATIONAL
                                                                                   MULTI-CAP             CAPITAL
                                                                                  GROWTH FUND      OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (54)   $          17,591
   Net realized gain (loss) on security transactions.........................                134               12,850
   Net realized gain distributions...........................................                998                4,443
   Change in unrealized appreciation (depreciation) during the period........               (107)            (172,217)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                971             (137,333)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                856              271,088
   Net transfers.............................................................                 --               51,926
   Surrenders for benefit payments and fees..................................               (954)             (54,136)
   Other transactions........................................................                 (1)                  (8)
   Net loan activity.........................................................                 --                  (26)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                (99)             268,844
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................                872              131,511

NET ASSETS:
   Beginning of period.......................................................              8,101              870,859
                                                                               ------------------  -------------------
   End of period.............................................................  $           8,973    $       1,002,370
                                                                               ==================  ===================

(31)  Not funded as of December 31, 2014



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-256

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-257

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   PUTNAM
                                                                                  SMALL CAP              ROYCE
                                                                                 GROWTH FUND       TOTAL RETURN FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,384)   $           3,757
   Net realized gain (loss) on security transactions.......................              20,416               23,519
   Net realized gain distributions.........................................                  --               82,527
   Change in unrealized appreciation (depreciation) during the period......             (23,738)            (106,581)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (4,706)               3,222
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              37,114               99,421
   Net transfers...........................................................             (73,266)             (17,394)
   Surrenders for benefit payments and fees................................             (50,764)             (31,930)
   Other transactions......................................................                  (1)                   5
   Net loan activity.......................................................                 (11)                 (11)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (86,928)              50,091
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (91,634)              53,313

NET ASSETS:
   Beginning of period.....................................................             290,754              583,861
                                                                             -------------------  -------------------
   End of period...........................................................   $         199,120    $         637,174
                                                                             ===================  ===================



                                                                                   ROYCE               ROYCE
                                                                              VALUE PLUS FUND       VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,561)  $          (3,507)
   Net realized gain (loss) on security transactions.......................             12,157              33,866
   Net realized gain distributions.........................................            118,465              99,045
   Change in unrealized appreciation (depreciation) during the period......           (109,312)           (134,185)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             18,749              (4,781)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             33,886              94,117
   Net transfers...........................................................            (35,306)           (177,699)
   Surrenders for benefit payments and fees................................            (47,167)            (34,883)
   Other transactions......................................................                (47)                  4
   Net loan activity.......................................................                 (3)                 (7)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (48,637)           (118,468)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (29,888)           (123,249)

NET ASSETS:
   Beginning of period.....................................................            650,692             762,122
                                                                             ------------------  ------------------
   End of period...........................................................  $         620,804   $         638,873
                                                                             ==================  ==================


                                                                                                      COLUMBIA
                                                                                     RS          DIVERSIFIED EQUITY
                                                                                 VALUE FUND          INCOME FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          21,399   $              990
   Net realized gain (loss) on security transactions.......................             35,605                8,187
   Net realized gain distributions.........................................            319,684               10,612
   Change in unrealized appreciation (depreciation) during the period......           (143,354)              (4,889)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            233,334               14,900
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            296,260               14,153
   Net transfers...........................................................             (3,959)             (10,640)
   Surrenders for benefit payments and fees................................           (119,446)             (25,955)
   Other transactions......................................................                  1                    1
   Net loan activity.......................................................                (18)                  --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            172,838              (22,441)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            406,172               (7,541)

NET ASSETS:
   Beginning of period.....................................................          1,938,970              149,260
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,345,142   $          141,719
                                                                             ==================  ===================

                                                                                                       COLUMBIA
                                                                                  COLUMBIA           MULTI-ADVISOR
                                                                                SMALL/MID CAP          SMALL CAP
                                                                                 VALUE FUND           VALUE FUND
                                                                              SUB-ACCOUNT (32)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (2,925)   $             (79)
   Net realized gain (loss) on security transactions.......................              30,008                  188
   Net realized gain distributions.........................................              45,194                1,996
   Change in unrealized appreciation (depreciation) during the period......             (57,361)              (1,677)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              14,916                  428
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              35,101                3,263
   Net transfers...........................................................               1,542                   --
   Surrenders for benefit payments and fees................................            (161,441)                (563)
   Other transactions......................................................                  11                   --
   Net loan activity.......................................................                  (3)                  (1)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (124,790)               2,699
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (109,874)               3,127

NET ASSETS:
   Beginning of period.....................................................             424,106               14,241
                                                                             -------------------  -------------------
   End of period...........................................................   $         314,232    $          17,368
                                                                             ===================  ===================


                                                                                RIDGEWORTH           RIDGEWORTH
                                                                              SMALL CAP VALUE       MID-CAP VALUE
                                                                                EQUITY FUND          EQUITY FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (3,219)  $          (2,852)
   Net realized gain (loss) on security transactions.......................             96,902             105,754
   Net realized gain distributions.........................................            233,685              93,470
   Change in unrealized appreciation (depreciation) during the period......           (308,902)            (67,637)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             18,466             128,735
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            251,713             192,817
   Net transfers...........................................................           (206,327)            (12,542)
   Surrenders for benefit payments and fees................................            (88,257)           (499,636)
   Other transactions......................................................                 (4)                (14)
   Net loan activity.......................................................                (31)                (59)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (42,906)           (319,434)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (24,440)           (190,699)

NET ASSETS:
   Beginning of period.....................................................          1,522,137           1,248,858
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,497,697   $       1,058,159
                                                                             ==================  ==================

(32) Formerly Columbia Mid Cap Value Opportunity Fund. Change effective July 7, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-258

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-259

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 RIDGEWORTH           RIDGEWORTH
                                                                                TOTAL RETURN        LARGE CAP VALUE
                                                                                  BOND FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          14,931    $             399
   Net realized gain (loss) on security transactions.......................              (2,713)                 182
   Net realized gain distributions.........................................                  --                5,641
   Change in unrealized appreciation (depreciation) during the period......              34,395                1,015
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              46,613                7,237
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              61,644               11,677
   Net transfers...........................................................             (26,783)              42,074
   Surrenders for benefit payments and fees................................            (166,183)                 (25)
   Other transactions......................................................                  51                   --
   Net loan activity.......................................................                 (52)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (131,323)              53,726
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (84,710)              60,963

NET ASSETS:
   Beginning of period.....................................................             844,753               12,972
                                                                             -------------------  -------------------
   End of period...........................................................   $         760,043    $          73,935
                                                                             ===================  ===================


                                                                                  DEUTSCHE             DEUTSCHE
                                                                                 REAL ESTATE            EQUITY
                                                                               SECURITIES FUND       DIVIDEND FUND
                                                                              SUB-ACCOUNT (33)     SUB-ACCOUNT (34)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             216   $            4,733
   Net realized gain (loss) on security transactions.......................                  31               19,916
   Net realized gain distributions.........................................               1,642                   --
   Change in unrealized appreciation (depreciation) during the period......               3,628               11,074
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               5,517               35,723
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,741               32,349
   Net transfers...........................................................                  --                  (90)
   Surrenders for benefit payments and fees................................                  --             (191,050)
   Other transactions......................................................                  (1)                  (2)
   Net loan activity.......................................................                  --                   (5)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,740             (158,798)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               9,257             (123,075)

NET ASSETS:
   Beginning of period.....................................................              17,084              421,241
                                                                             -------------------  -------------------
   End of period...........................................................   $          26,341   $          298,166
                                                                             ===================  ===================

                                                                                  DEUTSCHE             DEUTSCHE
                                                                                   CAPITAL             ENHANCED
                                                                                 GROWTH FUND       EMERGING MARKETS
                                                                                 SUB-ACCOUNT         FIXED INCOME
                                                                                  (35)(36)         SUB-ACCOUNT (37)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $               --    $             988
   Net realized gain (loss) on security transactions.......................                  --                 (287)
   Net realized gain distributions.........................................                  20                   --
   Change in unrealized appreciation (depreciation) during the period......                 (18)              (1,945)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                   2               (1,244)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 250               10,541
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                  (1)             (12,045)
   Other transactions......................................................                  --                    1
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 249               (1,503)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 251               (2,747)

NET ASSETS:
   Beginning of period.....................................................                  --               40,898
                                                                             -------------------  -------------------
   End of period...........................................................  $              251    $          38,151
                                                                             ===================  ===================



                                                                                SSGA S&P 500           DEUTSCHE
                                                                                 INDEX FUND         CORE EQUITY VIP
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (38)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           18,075   $              160
   Net realized gain (loss) on security transactions.......................             205,899                1,047
   Net realized gain distributions.........................................              18,781                   --
   Change in unrealized appreciation (depreciation) during the period......             (63,316)              11,241
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             179,439               12,448
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             125,525                  913
   Net transfers...........................................................             241,663              124,323
   Surrenders for benefit payments and fees................................            (293,481)              (2,621)
   Other transactions......................................................                   3                   --
   Net loan activity.......................................................                 (10)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              73,700              122,615
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             253,139              135,063

NET ASSETS:
   Beginning of period.....................................................           1,406,670               80,229
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,659,809   $          215,292
                                                                             ===================  ===================


                                                                                  DEUTSCHE
                                                                                   GLOBAL             CLEARBRIDGE
                                                                                 GROWTH FUND       APPRECIATION FUND
                                                                              SUB-ACCOUNT (39)     SUB-ACCOUNT (40)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (93)  $              458
   Net realized gain (loss) on security transactions.......................                 334                1,582
   Net realized gain distributions.........................................                  --                7,957
   Change in unrealized appreciation (depreciation) during the period......              (3,573)              10,782
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,332)              20,779
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               7,706               21,861
   Net transfers...........................................................                 (59)               7,684
   Surrenders for benefit payments and fees................................              (1,768)              (4,255)
   Other transactions......................................................                   3                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               5,882               25,290
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               2,550               46,069

NET ASSETS:
   Beginning of period.....................................................             125,097              182,291
                                                                             -------------------  -------------------
   End of period...........................................................  $          127,647   $          228,360
                                                                             ===================  ===================

(33) Formerly DWS RREEF Real Estate Securities Fund. Change effective August 11, 2014.

(34)  Formerly DWS Equity Dividend Fund. Change effective August 11, 2014.

(35)  Formerly DWS Capital Growth Fund. Change effective August 11, 2014.

(36)  Funded as of November 12, 2014.

(37) Formerly DWS Enhanced Emerging Markets Fixed Income Fund. Change effective August 11, 2014.

(38)  Formerly DWS Core Equity VIP. Change effective August 11, 2014.

(39)  Formerly DWS Global Growth Fund. Change effective August 11, 2014.

(40) Formerly Legg Mason ClearBridge Appreciation Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-260

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-261

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                   CLEARBRIDGE          CLEARBRIDGE
                                                                                   AGGRESSIVE             ALL CAP
                                                                                   GROWTH FUND          VALUE FUND
                                                                                SUB-ACCOUNT (41)     SUB-ACCOUNT (42)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,695)  $             424
   Net realized gain (loss) on security transactions.........................              14,764                   9
   Net realized gain distributions...........................................               4,964               1,981
   Change in unrealized appreciation (depreciation) during the period........              12,277                (617)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              30,310               1,797
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               8,282               3,873
   Net transfers.............................................................              10,667               5,298
   Surrenders for benefit payments and fees..................................             (10,806)                (22)
   Other transactions........................................................                  13                  (1)
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               8,156               9,148
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              38,466              10,945

NET ASSETS:
   Beginning of period.......................................................             219,486              17,190
                                                                               -------------------  ------------------
   End of period.............................................................   $         257,952   $          28,135
                                                                               ===================  ==================

                                                                                  CLEARBRIDGE          CLEARBRIDGE
                                                                                    MID CAP             SMALL CAP
                                                                                   CORE FUND           GROWTH FUND
                                                                               SUB-ACCOUNT (43)     SUB-ACCOUNT (44)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,283)   $          (3,883)
   Net realized gain (loss) on security transactions.........................              6,208              151,424
   Net realized gain distributions...........................................             21,723               51,584
   Change in unrealized appreciation (depreciation) during the period........             12,074             (161,597)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             36,722               37,528
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             88,043              159,736
   Net transfers.............................................................             87,915               (2,988)
   Surrenders for benefit payments and fees..................................            (24,575)            (799,945)
   Other transactions........................................................                 --                   57
   Net loan activity.........................................................                (49)                 (50)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            151,334             (643,190)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            188,056             (605,662)

NET ASSETS:
   Beginning of period.......................................................            396,068            1,261,508
                                                                               ------------------  -------------------
   End of period.............................................................  $         584,124    $         655,846
                                                                               ==================  ===================

                                                                                    THORNBURG
                                                                                  INTERNATIONAL        THORNBURG
                                                                                   VALUE FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (216)  $          (4,335)
   Net realized gain (loss) on security transactions.........................            203,251              75,205
   Net realized gain distributions...........................................            335,579                  --
   Change in unrealized appreciation (depreciation) during the period........           (850,778)             64,888
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (312,164)            135,758
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            752,203             143,338
   Net transfers.............................................................           (708,245)            103,195
   Surrenders for benefit payments and fees..................................           (850,243)           (252,510)
   Other transactions........................................................                 11                   1
   Net loan activity.........................................................               (100)               (194)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (806,374)             (6,170)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,118,538)            129,588

NET ASSETS:
   Beginning of period.......................................................          5,052,069           1,223,799
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,933,531   $       1,353,387
                                                                               ==================  ==================

                                                                                                      TIMOTHY PLAN
                                                                                   THORNBURG          LARGE/MID CAP
                                                                               CORE GROWTH FUND        VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (10,634)   $          (1,863)
   Net realized gain (loss) on security transactions.........................            226,441               24,624
   Net realized gain distributions...........................................                 --               18,984
   Change in unrealized appreciation (depreciation) during the period........           (242,094)             (18,636)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (26,287)              23,109
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            141,345               50,620
   Net transfers.............................................................             35,315                2,512
   Surrenders for benefit payments and fees..................................           (770,604)            (100,596)
   Other transactions........................................................                 (3)                  --
   Net loan activity.........................................................                (67)                 (13)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (594,014)             (47,477)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (620,301)             (24,368)

NET ASSETS:
   Beginning of period.......................................................          1,726,083              247,333
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,105,782    $         222,965
                                                                               ==================  ===================

                                                                                                     T. ROWE PRICE
                                                                                   UBS DYNAMIC          GROWTH
                                                                                   ALPHA FUND         STOCK FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              28   $         (49,686)
   Net realized gain (loss) on security transactions.........................                  1             341,292
   Net realized gain distributions...........................................                 --             591,418
   Change in unrealized appreciation (depreciation) during the period........                 (6)           (428,477)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 23             454,547
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --           1,228,961
   Net transfers.............................................................                 --             275,465
   Surrenders for benefit payments and fees..................................                 (1)           (818,568)
   Other transactions........................................................                 --                 (39)
   Net loan activity.........................................................                 --                (477)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 (1)            685,342
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                 22           1,139,889

NET ASSETS:
   Beginning of period.......................................................              1,209           5,489,322
                                                                               ------------------  ------------------
   End of period.............................................................  $           1,231   $       6,629,211
                                                                               ==================  ==================

(41)  Formerly Legg Mason Aggressive Growth Fund. Change effective March 3,
      2014.

(42) Formerly Legg Mason Partners ClearBridge Fundamental Value Fund. Change effective March 3, 2014.

(43) Formerly Legg Mason ClearBridge Mid Cap Core Fund. Change effective March 3, 2014.

(44) Formerly Legg Mason ClearBridge Small Cap Growth Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-262

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-263

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                T. ROWE PRICE        T. ROWE PRICE
                                                                                   EQUITY           RETIREMENT 2010
                                                                                 INCOME FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            9,897   $           11,119
   Net realized gain (loss) on security transactions.......................             128,611               29,366
   Net realized gain distributions.........................................              90,097               56,925
   Change in unrealized appreciation (depreciation) during the period......            (136,137)             (33,641)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              92,468               63,769
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             318,887              205,362
   Net transfers...........................................................             (14,752)             150,301
   Surrenders for benefit payments and fees................................             (84,802)            (282,316)
   Other transactions......................................................                   1                    1
   Net loan activity.......................................................                 (67)                 (14)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             219,267               73,334
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             311,735              137,103

NET ASSETS:
   Beginning of period.....................................................           1,437,647            1,588,739
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,749,382   $        1,725,842
                                                                             ===================  ===================

                                                                                T. ROWE PRICE       T. ROWE PRICE
                                                                               RETIREMENT 2020     RETIREMENT 2030
                                                                                    FUND                FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          45,521   $          25,502
   Net realized gain (loss) on security transactions.......................            395,866             280,627
   Net realized gain distributions.........................................            216,905             214,746
   Change in unrealized appreciation (depreciation) during the period......           (239,720)           (188,518)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            418,572             332,357
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,653,725           1,582,676
   Net transfers...........................................................           (252,981)            925,330
   Surrenders for benefit payments and fees................................         (1,272,532)           (890,302)
   Other transactions......................................................                 90                  77
   Net loan activity.......................................................               (551)               (596)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            127,751           1,617,185
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            546,323           1,949,542

NET ASSETS:
   Beginning of period.....................................................          9,366,029           6,515,849
                                                                             ------------------  ------------------
   End of period...........................................................  $       9,912,352   $       8,465,391
                                                                             ==================  ==================

                                                                               T. ROWE PRICE       T. ROWE PRICE
                                                                              RETIREMENT 2040     RETIREMENT 2050
                                                                                   FUND                FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,038)  $            (461)
   Net realized gain (loss) on security transactions.......................            160,568              78,714
   Net realized gain distributions.........................................            117,484              43,309
   Change in unrealized appreciation (depreciation) during the period......            (81,846)            (41,488)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            194,168              80,074
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            963,235             461,849
   Net transfers...........................................................             93,848              58,456
   Surrenders for benefit payments and fees................................           (532,757)           (220,576)
   Other transactions......................................................                 29                  17
   Net loan activity.......................................................               (420)                 (9)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            523,935             299,737
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            718,103             379,811

NET ASSETS:
   Beginning of period.....................................................          3,940,547           1,672,394
                                                                             ------------------  ------------------
   End of period...........................................................  $       4,658,650   $       2,052,205
                                                                             ==================  ==================

                                                                               T. ROWE PRICE
                                                                                RETIREMENT          UBS GLOBAL
                                                                               BALANCED FUND      ALLOCATION FUND
                                                                             SUB-ACCOUNT (45)       SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             822   $             (12)
   Net realized gain (loss) on security transactions.......................              9,150                  --
   Net realized gain distributions.........................................              8,741                  --
   Change in unrealized appreciation (depreciation) during the period......             (7,234)                130
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             11,479                 118
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            101,934                 473
   Net transfers...........................................................            (34,336)                 --
   Surrenders for benefit payments and fees................................            (49,210)                (12)
   Other transactions......................................................                 31                  (1)
   Net loan activity.......................................................                (15)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             18,404                 460
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             29,883                 578

NET ASSETS:
   Beginning of period.....................................................            447,408               1,858
                                                                             ------------------  ------------------
   End of period...........................................................  $         477,291   $           2,436
                                                                             ==================  ==================

                                                                                  VANGUARD             VANGUARD
                                                                                  SMALL-CAP             MID-CAP
                                                                                 INDEX FUND           INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          62,637    $          31,960
   Net realized gain (loss) on security transactions.......................              35,781               92,799
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             173,420               99,402
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             271,838              224,161
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           1,230,501            1,248,856
   Net transfers...........................................................             (17,792)              59,631
   Surrenders for benefit payments and fees................................            (249,338)             (96,712)
   Other transactions......................................................                (126)                 130
   Net loan activity.......................................................                 (32)                 (13)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             963,213            1,211,892
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................           1,235,051            1,436,053

NET ASSETS:
   Beginning of period.....................................................           3,241,496            1,145,861
                                                                             -------------------  -------------------
   End of period...........................................................   $       4,476,547    $       2,581,914
                                                                             ===================  ===================

(45) Formerly T. Rowe Price Retirement Income Fund. Change effective December 29, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-264

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-265

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  VANGUARD             VANGUARD
                                                                                 TOTAL BOND           TOTAL STOCK
                                                                              MARKET INDEX FUND    MARKET INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           31,287   $           31,948
   Net realized gain (loss) on security transactions.......................              28,330               83,004
   Net realized gain distributions.........................................               4,301                   --
   Change in unrealized appreciation (depreciation) during the period......               2,697               84,972
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              66,615              199,924
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             585,977            1,312,320
   Net transfers...........................................................              82,523              176,585
   Surrenders for benefit payments and fees................................             (35,722)            (111,381)
   Other transactions......................................................                  85                  561
   Net loan activity.......................................................                 (49)                 (15)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             632,814            1,378,070
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             699,429            1,577,994

NET ASSETS:
   Beginning of period.....................................................             944,400              929,931
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,643,829   $        2,507,925
                                                                             ===================  ===================

                                                                                   VICTORY             VICTORY
                                                                                 DIVERSIFIED           SPECIAL
                                                                                 STOCK FUND          VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           5,835   $         (15,111)
   Net realized gain (loss) on security transactions.......................             83,412             277,358
   Net realized gain distributions.........................................            196,451                  --
   Change in unrealized appreciation (depreciation) during the period......           (157,248)           (162,770)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            128,450              99,477
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            173,101             249,188
   Net transfers...........................................................           (120,751)           (388,402)
   Surrenders for benefit payments and fees................................           (136,124)           (568,272)
   Other transactions......................................................                418                 (36)
   Net loan activity.......................................................                (11)                (74)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (83,367)           (707,596)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             45,083            (608,119)

NET ASSETS:
   Beginning of period.....................................................          1,412,792           2,209,131
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,457,875   $       1,601,012
                                                                             ==================  ==================

                                                                                   VICTORY            VICTORY
                                                                                SMALL COMPANY       ESTABLISHED
                                                                              OPPORTUNITY FUND      VALUE FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (16,661)  $          13,549
   Net realized gain (loss) on security transactions.......................            128,371              75,388
   Net realized gain distributions.........................................            314,829             266,803
   Change in unrealized appreciation (depreciation) during the period......           (236,901)           (166,861)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            189,638             188,879
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            498,220             980,662
   Net transfers...........................................................            290,647             203,100
   Surrenders for benefit payments and fees................................           (487,031)            (63,184)
   Other transactions......................................................               (313)                434
   Net loan activity.......................................................               (150)                (25)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            301,373           1,120,987
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            491,011           1,309,866

NET ASSETS:
   Beginning of period.....................................................          3,228,548             956,423
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,719,559   $       2,266,289
                                                                             ==================  ==================

                                                                                  INVESCO
                                                                                 SMALL CAP            INVESCO
                                                                              DISCOVERY FUND       COMSTOCK FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (15,460)  $          75,632
   Net realized gain (loss) on security transactions.......................             58,367             324,193
   Net realized gain distributions.........................................            294,838                  --
   Change in unrealized appreciation (depreciation) during the period......           (282,168)            112,395
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             55,577             512,220
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            326,340             492,401
   Net transfers...........................................................            116,112              52,452
   Surrenders for benefit payments and fees................................           (591,607)         (1,024,798)
   Other transactions......................................................                  3                  (9)
   Net loan activity.......................................................               (168)               (546)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (149,320)           (480,500)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (93,743)             31,720

NET ASSETS:
   Beginning of period.....................................................          2,164,040           6,046,760
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,070,297   $       6,078,480
                                                                             ==================  ==================

                                                                                  INVESCO              INVESCO
                                                                                EQUITY AND           GROWTH AND
                                                                                INCOME FUND          INCOME FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         379,584    $          55,002
   Net realized gain (loss) on security transactions.......................          1,419,031              603,834
   Net realized gain distributions.........................................          1,512,484              368,065
   Change in unrealized appreciation (depreciation) during the period......         (1,841,064)            (654,262)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........          1,470,035              372,639
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,260,102              570,659
   Net transfers...........................................................           (127,862)            (221,090)
   Surrenders for benefit payments and fees................................         (2,352,513)          (2,236,687)
   Other transactions......................................................                 14                 (143)
   Net loan activity.......................................................               (568)                (115)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,220,827)          (1,887,376)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            249,208           (1,514,737)

NET ASSETS:
   Beginning of period.....................................................         17,908,255            4,113,771
                                                                             ------------------  -------------------
   End of period...........................................................  $      18,157,463    $       2,599,034
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-266

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-267

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   INVESCO              INVESCO
                                                                                   MID CAP           U.S. MORTGAGE
                                                                                 GROWTH FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (10,811)   $               8
   Net realized gain (loss) on security transactions.......................              68,060                   (3)
   Net realized gain distributions.........................................             121,578                   --
   Change in unrealized appreciation (depreciation) during the period......             (93,468)                   6
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              85,359                   11
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             188,373                   --
   Net transfers...........................................................              33,629                   --
   Surrenders for benefit payments and fees................................            (150,972)                  (3)
   Other transactions......................................................                  (5)                   3
   Net loan activity.......................................................                 (17)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              71,008                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             156,367                   11

NET ASSETS:
   Beginning of period.....................................................           1,226,502                  254
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,382,869    $             265
                                                                             ===================  ===================


                                                                                   INVESCO              INVESCO
                                                                                  SMALL CAP            AMERICAN
                                                                                 VALUE FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (7,440)   $          (1,593)
   Net realized gain (loss) on security transactions.......................             118,449                6,141
   Net realized gain distributions.........................................             195,120               88,315
   Change in unrealized appreciation (depreciation) during the period......            (228,986)             (30,918)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              77,143               61,945
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             211,039               95,019
   Net transfers...........................................................             (46,338)             356,241
   Surrenders for benefit payments and fees................................            (292,079)            (130,938)
   Other transactions......................................................                  (9)              (2,818)
   Net loan activity.......................................................                 (75)                 (17)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (127,462)             317,487
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (50,319)             379,432

NET ASSETS:
   Beginning of period.....................................................           1,396,531              528,339
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,346,212    $         907,771
                                                                             ===================  ===================

                                                                              MORGAN STANLEY
                                                                               INSTITUTIONAL
                                                                                OPPORTUNITY         INVESCO VALUE
                                                                                 PORTFOLIO       OPPORTUNITIES FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (294)  $           8,182
   Net realized gain (loss) on security transactions.......................             32,929              33,480
   Net realized gain distributions.........................................                659                  --
   Change in unrealized appreciation (depreciation) during the period......            (33,132)               (992)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                162              40,670
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              9,448               1,100
   Net transfers...........................................................               (125)             (2,420)
   Surrenders for benefit payments and fees................................           (108,204)           (101,370)
   Other transactions......................................................                 (1)                 (1)
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (98,882)           (102,691)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (98,720)            (62,021)

NET ASSETS:
   Beginning of period.....................................................            132,317             689,280
                                                                             ------------------  ------------------
   End of period...........................................................  $          33,597   $         627,259
                                                                             ==================  ==================


                                                                                   INVESCO              INVESCO
                                                                                 DIVERSIFIED           AMERICAN
                                                                                DIVIDEND FUND       FRANCHISE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            4,784   $           (4,367)
   Net realized gain (loss) on security transactions.......................              80,507               65,046
   Net realized gain distributions.........................................               9,662               65,253
   Change in unrealized appreciation (depreciation) during the period......             (42,989)             (72,981)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              51,964               52,951
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              52,978               42,342
   Net transfers...........................................................             (30,476)             (31,921)
   Surrenders for benefit payments and fees................................             (11,721)             (22,854)
   Other transactions......................................................                   5                  (10)
   Net loan activity.......................................................                 (13)                 (26)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              10,773              (12,469)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              62,737               40,482

NET ASSETS:
   Beginning of period.....................................................             436,896              704,780
                                                                             -------------------  -------------------
   End of period...........................................................  $          499,633   $          745,262
                                                                             ===================  ===================


                                                                                   INVESCO
                                                                                 GLOBAL CORE           VANGUARD
                                                                                 EQUITY FUND        500 INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $              (3)   $          66,438
   Net realized gain (loss) on security transactions.......................                  25              193,597
   Net realized gain distributions.........................................               2,853                   --
   Change in unrealized appreciation (depreciation) during the period......              (3,113)             160,142
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (238)             420,177
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               4,343            1,767,280
   Net transfers...........................................................                  --               86,252
   Surrenders for benefit payments and fees................................                 (19)            (120,503)
   Other transactions......................................................                   1                   69
   Net loan activity.......................................................                  --                  (97)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               4,325            1,733,001
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               4,087            2,153,178

NET ASSETS:
   Beginning of period.....................................................              24,422            2,394,725
                                                                             -------------------  -------------------
   End of period...........................................................   $          28,509    $       4,547,903
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-268

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-269

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                   WELLS FARGO
                                                                                    ADVANTAGE         WELLS FARGO
                                                                                  INTERNATIONAL        ADVANTAGE
                                                                                   EQUITY FUND      CORE BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,100   $             463
   Net realized gain (loss) on security transactions.........................                154              (1,811)
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             (5,529)              5,284
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,275)              3,936
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              8,123              13,509
   Net transfers.............................................................                 --                (924)
   Surrenders for benefit payments and fees..................................             (2,222)            (67,004)
   Other transactions........................................................                  1                   3
   Net loan activity.........................................................                (10)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,892             (54,416)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,617             (50,480)

NET ASSETS:
   Beginning of period.......................................................             53,428             116,675
                                                                               ------------------  ------------------
   End of period.............................................................  $          56,045   $          66,195
                                                                               ==================  ==================

                                                                                COLUMBIA SELIGMAN
                                                                                 COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                       AND                GLOBAL
                                                                                INFORMATION FUND      TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,893)  $            (969)
   Net realized gain (loss) on security transactions.........................              22,511               1,210
   Net realized gain distributions...........................................              65,932              15,870
   Change in unrealized appreciation (depreciation) during the period........              31,917              10,334
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             117,467              26,445
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              69,524              17,981
   Net transfers.............................................................              38,203               9,563
   Surrenders for benefit payments and fees..................................             (47,210)             (3,454)
   Other transactions........................................................                   8                  (2)
   Net loan activity.........................................................                  (6)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              60,519              24,088
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             177,986              50,533

NET ASSETS:
   Beginning of period.......................................................             414,337             101,948
                                                                               -------------------  ------------------
   End of period.............................................................   $         592,323   $         152,481
                                                                               ===================  ==================


                                                                                   TIAA-CREF            TIAA-CREF
                                                                                LARGE CAP VALUE         LARGE CAP
                                                                                  INDEX FUND           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             148    $             381
   Net realized gain (loss) on security transactions.........................                 17                  815
   Net realized gain distributions...........................................                314                1,008
   Change in unrealized appreciation (depreciation) during the period........                321                3,636
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                800                5,840
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             11,443               29,110
   Net transfers.............................................................               (259)              (2,252)
   Surrenders for benefit payments and fees..................................                (15)             (15,647)
   Other transactions........................................................                  4                    2
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             11,173               11,213
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             11,973               17,053

NET ASSETS:
   Beginning of period.......................................................              1,632               44,046
                                                                               ------------------  -------------------
   End of period.............................................................  $          13,605    $          61,099
                                                                               ==================  ===================


                                                                                                      TIAA-CREF
                                                                                    TIAA-CREF          EQUITY
                                                                                 BOND INDEX FUND     INDEX FUND
                                                                                SUB-ACCOUNT (46)     SUB-ACCOUNT
                                                                               -----------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              78  $           1,507
   Net realized gain (loss) on security transactions.........................                 83              5,150
   Net realized gain distributions...........................................                  9                774
   Change in unrealized appreciation (depreciation) during the period........                 84              4,454
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                254             11,885
                                                                               -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,186             53,787
   Net transfers.............................................................              4,553            154,443
   Surrenders for benefit payments and fees..................................                 --           (106,244)
   Other transactions........................................................                 --                  1
   Net loan activity.........................................................                 --                (11)
   Net annuity transactions..................................................                 --                 --
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             10,739            101,976
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets.....................................             10,993            113,861

NET ASSETS:
   Beginning of period.......................................................                 --             38,076
                                                                               -----------------  ------------------
   End of period.............................................................  $          10,993  $         151,937
                                                                               =================  ==================


                                                                                   MASSMUTUAL           MASSMUTUAL
                                                                                 RETIRESMART(SM)      RETIRESMART(SM)
                                                                                    2015 FUND            2020 FUND
                                                                                SUB-ACCOUNT (47)     SUB-ACCOUNT (48)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           9,036   $          16,956
   Net realized gain (loss) on security transactions.........................                 (39)             (1,801)
   Net realized gain distributions...........................................               9,778                  --
   Change in unrealized appreciation (depreciation) during the period........             (22,506)            (25,415)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (3,731)            (10,260)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              51,615              52,293
   Net transfers.............................................................             374,141             925,275
   Surrenders for benefit payments and fees..................................                (647)           (176,011)
   Other transactions........................................................                  --                   1
   Net loan activity.........................................................                  --                 (57)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             425,109             801,501
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             421,378             791,241

NET ASSETS:
   Beginning of period.......................................................                  --                  --
                                                                               -------------------  ------------------
   End of period.............................................................   $         421,378   $         791,241
                                                                               ===================  ==================

(46)  Funded as of June 30, 2014.

(47)  Funded as of June 20, 2014.

(48)  Funded as of June 23, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-270

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-271

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 MASSMUTUAL           MASSMUTUAL
                                                                               RETIRESMART(SM)      RETIRESMART(SM)
                                                                                  2025 FUND            2030 FUND
                                                                              SUB-ACCOUNT (49)     SUB-ACCOUNT (50)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          14,427    $          29,340
   Net realized gain (loss) on security transactions.......................                (346)                (310)
   Net realized gain distributions.........................................              16,963                2,039
   Change in unrealized appreciation (depreciation) during the period......             (41,200)             (42,232)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,156)             (11,163)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              88,071               76,720
   Net transfers...........................................................             695,562              779,714
   Surrenders for benefit payments and fees................................             (44,923)             (19,791)
   Other transactions......................................................                 (12)                   1
   Net loan activity.......................................................                  --                  (57)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             738,698              836,587
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             728,542              825,424

NET ASSETS:
   Beginning of period.....................................................                  --                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $         728,542    $         825,424
                                                                             ===================  ===================

                                                                                MASSMUTUAL           MASSMUTUAL
                                                                              RETIRESMART(SM)      RETIRESMART(SM)
                                                                                 2035 FUND            2040 FUND
                                                                             SUB-ACCOUNT (51)     SUB-ACCOUNT (52)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          10,437   $          17,846
   Net realized gain (loss) on security transactions.......................               (319)               (120)
   Net realized gain distributions.........................................             16,572              16,230
   Change in unrealized appreciation (depreciation) during the period......            (31,213)            (43,461)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (4,523)             (9,505)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            114,701              76,613
   Net transfers...........................................................            488,803             544,402
   Surrenders for benefit payments and fees................................             (7,670)            (27,206)
   Other transactions......................................................                 --                   1
   Net loan activity.......................................................               (100)                (60)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            595,734             593,750
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            591,211             584,245

NET ASSETS:
   Beginning of period.....................................................                 --                  --
                                                                             ------------------  ------------------
   End of period...........................................................  $         591,211   $         584,245
                                                                             ==================  ==================

                                                                                 MASSMUTUAL           MASSMUTUAL
                                                                               RETIRESMART(SM)      RETIRESMART(SM)
                                                                                  2045 FUND            2050 FUND
                                                                              SUB-ACCOUNT (53)     SUB-ACCOUNT (54)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            6,680    $           4,646
   Net realized gain (loss) on security transactions.......................                (151)                (185)
   Net realized gain distributions.........................................              12,108               25,337
   Change in unrealized appreciation (depreciation) during the period......             (24,333)             (34,071)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (5,696)              (4,273)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              66,072               72,783
   Net transfers...........................................................             320,778              213,925
   Surrenders for benefit payments and fees................................              (4,293)              (9,519)
   Other transactions......................................................                  --                    1
   Net loan activity.......................................................                 (25)                 (31)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             382,532              277,159
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             376,836              272,886

NET ASSETS:
   Beginning of period.....................................................                  --                   --
                                                                             -------------------  -------------------
   End of period...........................................................  $          376,836    $         272,886
                                                                             ===================  ===================

                                                                                 MASSMUTUAL           MASSMUTUAL
                                                                               RETIRESMART(SM)      RETIRESMART(SM)
                                                                             IN RETIREMENT FUND          2055
                                                                              SUB-ACCOUNT (55)     SUB-ACCOUNT (56)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             118    $             453
   Net realized gain (loss) on security transactions.......................                  (1)                  (4)
   Net realized gain distributions.........................................                  --                  584
   Change in unrealized appreciation (depreciation) during the period......                (209)              (1,320)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (92)                (287)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 612                3,976
   Net transfers...........................................................               5,842               24,817
   Surrenders for benefit payments and fees................................                  --                  (50)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               6,454               28,743
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               6,362               28,456

NET ASSETS:
   Beginning of period.....................................................                  --                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $           6,362    $          28,456
                                                                             ===================  ===================

                                                                                                     CLEARBRIDGE
                                                                              AMERICAN CENTURY        SMALL CAP
                                                                                HERITAGE FUND        VALUE FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (57)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (4,527)  $             (146)
   Net realized gain (loss) on security transactions.......................              5,505                   21
   Net realized gain distributions.........................................             91,522                1,357
   Change in unrealized appreciation (depreciation) during the period......            (50,841)              (1,154)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             41,659                   78
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             98,321                1,302
   Net transfers...........................................................            (47,879)                  --
   Surrenders for benefit payments and fees................................            (60,593)                  (7)
   Other transactions......................................................                 --                   --
   Net loan activity.......................................................                (27)                  --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (10,178)               1,295
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             31,481                1,373

NET ASSETS:
   Beginning of period.....................................................            599,075               11,700
                                                                             ------------------  -------------------
   End of period...........................................................  $         630,556   $           13,073
                                                                             ==================  ===================

(49)  Funded as of June 23, 2014.

(50)  Funded as of June 23, 2014.

(51)  Funded as of June 20, 2014.

(52)  Funded as of June 23, 2014.

(53)  Funded as of June 23, 2014.

(54)  Funded as of June 23, 2014.

(55)  Funded as of July 24, 2014.

(56)  Funded as of June 25, 2014.

(57) Formerly Legg Mason Partners ClearBridge Small Cap Value Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-272

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-273

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  OAK RIDGE
                                                                                  SMALL CAP            HIMCO VIT
                                                                                 GROWTH FUND          INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  (58)(60)             (59)(60)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,073)  $         (11,527)
   Net realized gain (loss) on security transactions.......................               3,207              18,934
   Net realized gain distributions.........................................              39,598                  --
   Change in unrealized appreciation (depreciation) during the period......              10,723             974,700
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              52,455             982,107
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              25,122             115,713
   Net transfers...........................................................             567,659          10,340,817
   Surrenders for benefit payments and fees................................             (25,153)           (109,421)
   Other transactions......................................................                  (2)                (70)
   Net loan activity.......................................................                  (2)                (53)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             567,624          10,346,986
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             620,079          11,329,093

NET ASSETS:
   Beginning of period.....................................................                  --                  --
                                                                             -------------------  ------------------
   End of period...........................................................  $          620,079   $      11,329,093
                                                                             ===================  ==================



                                                                               MM S&P MID CAP    RUSSELL BALANCED
                                                                                 INDEX FUND        STRATEGY FUND
                                                                              SUB-ACCOUNT (61)   SUB-ACCOUNT (62)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $               1   $           3,881
   Net realized gain (loss) on security transactions.......................                 --              31,405
   Net realized gain distributions.........................................                  5                  --
   Change in unrealized appreciation (depreciation) during the period......                 (1)            (27,288)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                  5               7,998
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  6              44,568
   Net transfers...........................................................                185              (1,164)
   Surrenders for benefit payments and fees................................                 (1)             (1,216)
   Other transactions......................................................                 --                  (1)
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                190              42,187
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................                195              50,185

NET ASSETS:
   Beginning of period.....................................................                 --             233,771
                                                                             ------------------  ------------------
   End of period...........................................................  $             195   $         283,956
                                                                             ==================  ==================


                                                                                  RUSSELL             RUSSELL
                                                                               CONSERVATIVE           GROWTH
                                                                               STRATEGY FUND       STRATEGY FUND
                                                                             SUB-ACCOUNT (63)    SUB-ACCOUNT (64)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             207   $           5,017
   Net realized gain (loss) on security transactions.......................                434              49,414
   Net realized gain distributions.........................................                409                  --
   Change in unrealized appreciation (depreciation) during the period......               (680)            (45,477)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                370               8,954
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,634              50,829
   Net transfers...........................................................                 --             (18,180)
   Surrenders for benefit payments and fees................................               (139)            (62,302)
   Other transactions......................................................                 --                  (1)
   Net loan activity.......................................................                 --                 (57)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              5,495             (29,711)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              5,865             (20,757)

NET ASSETS:
   Beginning of period.....................................................             12,383             422,324
                                                                             ------------------  ------------------
   End of period...........................................................  $          18,248   $         401,567
                                                                             ==================  ==================


                                                                                   RUSSELL
                                                                                  MODERATE               PIMCO
                                                                                STRATEGY FUND      TOTAL RETURN FUND
                                                                              SUB-ACCOUNT (65)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           4,146    $       1,115,921
   Net realized gain (loss) on security transactions.......................              19,970             (102,756)
   Net realized gain distributions.........................................               2,979              269,445
   Change in unrealized appreciation (depreciation) during the period......             (17,638)              (6,760)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               9,457            1,275,850
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              23,719            7,820,092
   Net transfers...........................................................              (1,015)          (1,604,496)
   Surrenders for benefit payments and fees................................             (20,307)          (6,030,879)
   Other transactions......................................................                  (1)               1,049
   Net loan activity.......................................................                  --               (2,004)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               2,396              183,762
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              11,853            1,459,612

NET ASSETS:
   Beginning of period.....................................................             272,554           33,737,330
                                                                             -------------------  -------------------
   End of period...........................................................   $         284,407    $      35,196,942
                                                                             ===================  ===================



                                                                                    PIMCO
                                                                              REAL RETURN FUND
                                                                                 SUB-ACCOUNT
                                                                             -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         652,754
   Net realized gain (loss) on security transactions.......................             (40,127)
   Net realized gain distributions.........................................               6,559
   Change in unrealized appreciation (depreciation) during the period......             (67,204)
                                                                             -------------------
   Net increase (decrease) in net assets resulting from operations.........             551,982
                                                                             -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           3,894,979
   Net transfers...........................................................          (1,297,197)
   Surrenders for benefit payments and fees................................          (2,217,400)
   Other transactions......................................................                 527
   Net loan activity.......................................................                (768)
   Net annuity transactions................................................                  --
                                                                             -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             380,141
                                                                             -------------------
   Net increase (decrease) in net assets...................................             932,123

NET ASSETS:
   Beginning of period.....................................................          20,652,515
                                                                             -------------------
   End of period...........................................................   $      21,584,638
                                                                             ===================

(58) Effective October 17, 2014 Pioneer Oak Ridge Small Cap Growth Fund merged with Oak Ridge Small Cap Growth Fund.

(59) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(60)  Funded as of October 20, 2014

(61)  Funded as of December 10, 2014.

(62) Formerly Life Points Balanced Strategy Fund. Change effective October 1, 2014.

(63) Formerly Life Points Conservative Strategy Fund. Change effective October 1, 2014.

(64)  Formerly Life Points Growth Strategy Fund. Change effective October 1,
      2014.

(65) Formerly Life Points Moderate Strategy Fund. Change effective October 1, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-274

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-275

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                AMERICAN CENTURY         AMERICAN
                                                                                     EQUITY             CENTURY VP
                                                                                   INCOME FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         464,319   $          65,168
   Net realized gain (loss) on security transactions.........................           3,948,438             147,782
   Net realized gain distributions...........................................           1,714,353           1,224,037
   Change in unrealized appreciation (depreciation) during the period........          (1,426,012)          3,472,318
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           4,701,098           4,909,305
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           4,380,492           3,336,366
   Net transfers.............................................................          (1,887,091)           (485,401)
   Surrenders for benefit payments and fees..................................          (3,381,869)         (1,416,580)
   Other transactions........................................................                 (66)               (113)
   Net loan activity.........................................................                (331)               (399)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (888,865)          1,433,873
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           3,812,233           6,343,178

NET ASSETS:
   Beginning of period.......................................................          25,041,468          15,891,498
                                                                               -------------------  ------------------
   End of period.............................................................   $      28,853,701   $      22,234,676
                                                                               ===================  ==================


                                                                                    AMERICAN           AMERICAN
                                                                                   CENTURY VP         CENTURY VP
                                                                                  ULTRA(R) FUND      BALANCED FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (566)  $           1,264
   Net realized gain (loss) on security transactions.........................              2,629               4,988
   Net realized gain distributions...........................................              3,830               3,086
   Change in unrealized appreciation (depreciation) during the period........             18,421              12,960
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             24,314              22,298
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              8,861                 676
   Net transfers.............................................................             (2,234)            (16,000)
   Surrenders for benefit payments and fees..................................             (5,804)             (9,117)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                823             (24,441)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             25,137              (2,143)

NET ASSETS:
   Beginning of period.......................................................             75,069             142,505
                                                                               ------------------  ------------------
   End of period.............................................................  $         100,206   $         140,362
                                                                               ==================  ==================


                                                                                    AMERICAN         AMERICAN CENTURY
                                                                                   CENTURY VP            SMALL CAP
                                                                               INTERNATIONAL FUND       VALUE FUND
                                                                               SUB-ACCOUNT (1)(2)       SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             840   $          26,122
   Net realized gain (loss) on security transactions.........................                 282              63,513
   Net realized gain distributions...........................................                  --             508,039
   Change in unrealized appreciation (depreciation) during the period........                  --             318,477
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               1,122             916,151
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --             525,043
   Net transfers.............................................................              (1,122)             (8,578)
   Surrenders for benefit payments and fees..................................                  --            (320,575)
   Other transactions........................................................                  --                  (8)
   Net loan activity.........................................................                  --                 (83)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (1,122)            195,799
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                  --           1,111,950

NET ASSETS:
   Beginning of period.......................................................                  --           2,518,912
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $       3,630,862
                                                                               ===================  ==================

                                                                                   AMERICAN
                                                                                  CENTURY VP        AMERICAN CENTURY
                                                                                 LARGE COMPANY     INFLATION-ADJUSTED
                                                                                  VALUE FUND            BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             183    $            (353)
   Net realized gain (loss) on security transactions.........................             17,760                3,067
   Net realized gain distributions...........................................                 --                3,341
   Change in unrealized appreciation (depreciation) during the period........             (3,981)             (25,402)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             13,962              (19,347)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              8,322               30,378
   Net transfers.............................................................              2,762              (73,357)
   Surrenders for benefit payments and fees..................................            (28,789)                (363)
   Other transactions........................................................                (45)                   1
   Net loan activity.........................................................                (11)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (17,761)             (43,341)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             (3,799)             (62,688)

NET ASSETS:
   Beginning of period.......................................................             51,468              206,447
                                                                               ------------------  -------------------
   End of period.............................................................  $          47,669    $         143,759
                                                                               ==================  ===================

                                                                                                         AMERICAN
                                                                                AMERICAN CENTURY        CENTURY VP
                                                                                     EQUITY              INCOME &
                                                                                   GROWTH FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (25)  $           3,642
   Net realized gain (loss) on security transactions.........................               3,815               1,133
   Net realized gain distributions...........................................               3,041                  --
   Change in unrealized appreciation (depreciation) during the period........              11,459              65,101
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              18,290              69,876
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               8,642               3,154
   Net transfers.............................................................                 (46)             10,336
   Surrenders for benefit payments and fees..................................             (10,324)             (2,616)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --              (2,808)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (1,728)              8,066
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              16,562              77,942

NET ASSETS:
   Beginning of period.......................................................              58,629             197,625
                                                                               -------------------  ------------------
   End of period.............................................................   $          75,191   $         275,567
                                                                               ===================  ==================

(1)   Funded as of January 15, 2013.

(2)   Not funded as of December 31, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-276

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-277

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                  AMERICAN             AMERICAN
                                                                                 CENTURY VP           CENTURY VP
                                                                                 ULTRA FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (796)   $           6,317
   Net realized gain (loss) on security transactions........................              3,685                5,192
   Net realized gain distributions..........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period.......            140,472              158,067
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........            143,361              169,576
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................              4,890               11,893
   Net transfers............................................................             (5,390)              33,266
   Surrenders for benefit payments and fees.................................            (11,755)             (22,614)
   Other transactions.......................................................                 --                    1
   Net loan activity........................................................                 --                   --
   Net annuity transactions.................................................                 --               (1,784)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (12,255)              20,762
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................            131,106              190,338

NET ASSETS:
   Beginning of period......................................................            405,249              539,991
                                                                              ------------------  -------------------
   End of period............................................................  $         536,355    $         730,329
                                                                              ==================  ===================

                                                                                   AMERICAN
                                                                                  CENTURY VP         INVESCO V.I.
                                                                                    MID CAP            SMALL CAP
                                                                                  VALUE FUND          EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $             745    $          (2,014)
   Net realized gain (loss) on security transactions........................             13,665               13,977
   Net realized gain distributions..........................................             14,776                2,938
   Change in unrealized appreciation (depreciation) during the period.......             27,861               72,270
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             57,047               87,171
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             35,249                  432
   Net transfers............................................................                 (6)              13,757
   Surrenders for benefit payments and fees.................................            (51,064)             (14,175)
   Other transactions.......................................................                (55)                  --
   Net loan activity........................................................                (13)                  --
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (15,889)                  14
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             41,158               87,185

NET ASSETS:
   Beginning of period......................................................            185,854              229,054
                                                                              ------------------  -------------------
   End of period............................................................  $         227,012    $         316,239
                                                                              ==================  ===================


                                                                                 INVESCO V.I.          INVESCO
                                                                                  DIVERSIFIED         EUROPEAN
                                                                                 DIVIDEND FUND       GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           2,327   $           4,701
   Net realized gain (loss) on security transactions........................              1,028              50,798
   Net realized gain distributions..........................................                 --              12,046
   Change in unrealized appreciation (depreciation) during the period.......             19,763              53,438
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             23,118             120,983
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             12,846              73,336
   Net transfers............................................................            127,291              50,060
   Surrenders for benefit payments and fees.................................            (10,749)           (100,677)
   Other transactions.......................................................                 --                 (26)
   Net loan activity........................................................                 --                 (19)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            129,388              22,674
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            152,506             143,657

NET ASSETS:
   Beginning of period......................................................             18,646             540,088
                                                                              ------------------  ------------------
   End of period............................................................  $         171,152   $         683,745
                                                                              ==================  ==================


                                                                                    INVESCO            INVESCO
                                                                                 INTERNATIONAL         MID CAP
                                                                                  GROWTH FUND     CORE EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          11,625   $          (2,309)
   Net realized gain (loss) on security transactions........................             26,101               9,440
   Net realized gain distributions..........................................                 --              27,186
   Change in unrealized appreciation (depreciation) during the period.......            180,885              34,023
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            218,611              68,340
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            453,037              29,473
   Net transfers............................................................            415,228             (10,696)
   Surrenders for benefit payments and fees.................................           (125,190)            (11,883)
   Other transactions.......................................................                 (9)                  2
   Net loan activity........................................................               (158)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            742,908               6,896
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            961,519              75,236

NET ASSETS:
   Beginning of period......................................................            737,057             249,821
                                                                              ------------------  ------------------
   End of period............................................................  $       1,698,576   $         325,057
                                                                              ==================  ==================


                                                                                    INVESCO
                                                                                   SMALL CAP             INVESCO
                                                                                  GROWTH FUND       REAL ESTATE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $          (8,090)  $          30,206
   Net realized gain (loss) on security transactions........................             161,028             148,886
   Net realized gain distributions..........................................              61,549             535,591
   Change in unrealized appreciation (depreciation) during the period.......             193,404            (643,353)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             407,891              71,330
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             170,865             862,347
   Net transfers............................................................             198,992            (456,603)
   Surrenders for benefit payments and fees.................................            (695,790)           (631,677)
   Other transactions.......................................................                  (2)                 (2)
   Net loan activity........................................................                 (34)               (214)
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (325,969)           (226,149)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................              81,922            (154,819)

NET ASSETS:
   Beginning of period......................................................           1,145,583           4,813,475
                                                                              -------------------  ------------------
   End of period............................................................   $       1,227,505   $       4,658,656
                                                                              ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-278

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-279

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                    INVESCO              INVESCO
                                                                                   SMALL CAP           DEVELOPING
                                                                                  EQUITY FUND         MARKETS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,163)   $             738
   Net realized gain (loss) on security transactions.........................             42,745                3,144
   Net realized gain distributions...........................................             39,438                1,855
   Change in unrealized appreciation (depreciation) during the period........             87,622              (31,278)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            165,642              (25,541)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            211,348              144,668
   Net transfers.............................................................           (155,097)              15,077
   Surrenders for benefit payments and fees..................................            (62,836)            (410,782)
   Other transactions........................................................                  1                    2
   Net loan activity.........................................................                (43)                 (25)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (6,627)            (251,060)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            159,015             (276,601)

NET ASSETS:
   Beginning of period.......................................................            495,074              571,508
                                                                               ------------------  -------------------
   End of period.............................................................  $         654,089    $         294,907
                                                                               ==================  ===================

                                                                                AMERICAN CENTURY   AMERICAN CENTURY
                                                                                   DIVERSIFIED        PRIME MONEY
                                                                                    BOND FUND         MARKET FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             486   $          (2,943)
   Net realized gain (loss) on security transactions.........................               (131)                 --
   Net realized gain distributions...........................................                414                  --
   Change in unrealized appreciation (depreciation) during the period........             (2,761)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,992)             (2,943)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,475             278,527
   Net transfers.............................................................             (1,647)            733,942
   Surrenders for benefit payments and fees..................................               (968)           (405,100)
   Other transactions........................................................                 --                   2
   Net loan activity.........................................................                 --                 (74)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              6,860             607,297
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,868             604,354

NET ASSETS:
   Beginning of period.......................................................             50,084             329,511
                                                                               ------------------  ------------------
   End of period.............................................................  $          54,952   $         933,865
                                                                               ==================  ==================

                                                                                                    ALLIANCEBERNSTEIN
                                                                                 DOMINI SOCIAL           GLOBAL
                                                                                  EQUITY FUND           BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (155)   $             254
   Net realized gain (loss) on security transactions.........................              2,830                  (21)
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........              7,191                 (697)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              9,866                 (464)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             33,774                7,266
   Net transfers.............................................................              6,910                2,767
   Surrenders for benefit payments and fees..................................               (121)                (472)
   Other transactions........................................................                  1                   (2)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             40,564                9,559
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             50,430                9,095

NET ASSETS:
   Beginning of period.......................................................             21,339               12,986
                                                                               ------------------  -------------------
   End of period.............................................................  $          71,769    $          22,081
                                                                               ==================  ===================

                                                                                ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                                 2055 RETIREMENT     2050 RETIREMENT
                                                                                    STRATEGY            STRATEGY
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $               7   $             193
   Net realized gain (loss) on security transactions.........................                  6                  38
   Net realized gain distributions...........................................                 58                 741
   Change in unrealized appreciation (depreciation) during the period........                322               3,488
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                393               4,460
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,309              14,511
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................                (49)               (233)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,260              14,278
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,653              18,738

NET ASSETS:
   Beginning of period.......................................................                528              13,660
                                                                               ------------------  ------------------
   End of period.............................................................  $           3,181   $          32,398
                                                                               ==================  ==================

                                                                               ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                                  GLOBAL RISK       VPS GROWTH AND
                                                                                ALLOCATION FUND    INCOME PORTFOLIO
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (864)  $            (207)
   Net realized gain (loss) on security transactions.........................                597              32,176
   Net realized gain distributions...........................................              2,814                  --
   Change in unrealized appreciation (depreciation) during the period........             (3,958)             (4,129)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,411)             27,840
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             31,638              17,634
   Net transfers.............................................................             (9,656)              2,458
   Surrenders for benefit payments and fees..................................             (6,357)            (56,845)
   Other transactions........................................................                  1                 (16)
   Net loan activity.........................................................                 (3)                (12)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             15,623             (36,781)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             14,212              (8,941)

NET ASSETS:
   Beginning of period.......................................................            165,432              93,260
                                                                               ------------------  ------------------
   End of period.............................................................  $         179,644   $          84,319
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-280

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-281

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                              VPS INTERNATIONAL    VPS INTERNATIONAL
                                                                              GROWTH PORTFOLIO      VALUE PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             870    $          55,453
   Net realized gain (loss) on security transactions.......................              (4,207)             (51,575)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              57,649              260,073
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              54,312              263,951
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              79,310              245,608
   Net transfers...........................................................             (26,415)             (56,414)
   Surrenders for benefit payments and fees................................            (105,847)            (190,395)
   Other transactions......................................................                 (10)                  26
   Net loan activity.......................................................                 (29)                 (58)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (52,991)              (1,233)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               1,321              262,718

NET ASSETS:
   Beginning of period.....................................................             482,836            1,241,312
                                                                             -------------------  -------------------
   End of period...........................................................   $         484,157    $       1,504,030
                                                                             ===================  ===================

                                                                              ALLIANCEBERNSTEIN
                                                                                 VPS GLOBAL       ALLIANCEBERNSTEIN
                                                                               VALUE PORTFOLIO       GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             401   $            (261)
   Net realized gain (loss) on security transactions.......................             (9,141)              5,921
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......             34,606               5,127
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             25,866              10,787
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             13,060               5,400
   Net transfers...........................................................              3,042                  --
   Surrenders for benefit payments and fees................................            (56,395)            (25,286)
   Other transactions......................................................                 (1)                  4
   Net loan activity.......................................................                (11)                (11)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (40,305)            (19,893)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (14,439)             (9,106)

NET ASSETS:
   Beginning of period.....................................................            114,878              38,480
                                                                             ------------------  ------------------
   End of period...........................................................  $         100,439   $          29,374
                                                                             ==================  ==================

                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                                  DISCOVERY            DISCOVERY
                                                                                 GROWTH FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,347)   $          (4,746)
   Net realized gain (loss) on security transactions.......................              10,832               49,862
   Net realized gain distributions.........................................               9,981               82,665
   Change in unrealized appreciation (depreciation) during the period......              30,031              117,441
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              49,497              245,222
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              28,404              148,878
   Net transfers...........................................................              (5,969)              43,132
   Surrenders for benefit payments and fees................................             (10,754)            (137,798)
   Other transactions......................................................                   1                  (13)
   Net loan activity.......................................................                 (12)                 (18)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              11,670               54,181
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              61,167              299,403

NET ASSETS:
   Beginning of period.....................................................             126,074              664,773
                                                                             -------------------  -------------------
   End of period...........................................................  $          187,241    $         964,176
                                                                             ===================  ===================

                                                                                                  ALLIANCEBERNSTEIN
                                                                              ALLIANCEBERNSTEIN    2015 RETIREMENT
                                                                                 VALUE FUND           STRATEGY
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $               8   $           1,057
   Net realized gain (loss) on security transactions.......................                   8              16,381
   Net realized gain distributions.........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period......                 846               1,823
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 862              19,261
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               1,765              27,256
   Net transfers...........................................................                  --                  --
   Surrenders for benefit payments and fees................................                 (18)           (173,520)
   Other transactions......................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,747            (146,264)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               2,609            (127,003)

NET ASSETS:
   Beginning of period.....................................................               1,915             228,563
                                                                             -------------------  ------------------
   End of period...........................................................   $           4,524   $         101,560
                                                                             ===================  ==================

                                                                              ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                               2025 RETIREMENT     2035 RETIREMENT
                                                                                  STRATEGY            STRATEGY
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           2,993   $            2,598
   Net realized gain (loss) on security transactions.......................              5,130                1,620
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......             22,361               28,203
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             30,484               32,421
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             33,359               52,404
   Net transfers...........................................................            (44,861)                  --
   Surrenders for benefit payments and fees................................             (3,811)             (12,708)
   Other transactions......................................................                 --                   --
   Net loan activity.......................................................                 --                 (138)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (15,313)              39,558
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             15,171               71,979

NET ASSETS:
   Beginning of period.....................................................            185,858              135,340
                                                                             ------------------  -------------------
   End of period...........................................................  $         201,029   $          207,319
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-282

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-283

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                                 2045 RETIREMENT         HIGH
                                                                                    STRATEGY          INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             931   $          17,240
   Net realized gain (loss) on security transactions.........................                704                 823
   Net realized gain distributions...........................................                 --               1,725
   Change in unrealized appreciation (depreciation) during the period........             14,547              (5,176)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             16,182              14,612
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             48,492             112,998
   Net transfers.............................................................              1,489              37,451
   Surrenders for benefit payments and fees..................................             (8,782)             (4,093)
   Other transactions........................................................                 --                  33
   Net loan activity.........................................................                (26)                (23)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             41,173             146,366
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             57,355             160,978

NET ASSETS:
   Beginning of period.......................................................             55,215             168,681
                                                                               ------------------  ------------------
   End of period.............................................................  $         112,570   $         329,659
                                                                               ==================  ==================

                                                                                ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                                 2010 RETIREMENT    2020 RETIREMENT
                                                                                    STRATEGY           STRATEGY
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            281   $           5,839
   Net realized gain (loss) on security transactions.........................              4,571              39,617
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........                570              21,497
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              5,422              66,953
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,441             103,082
   Net transfers.............................................................                 --              17,382
   Surrenders for benefit payments and fees..................................            (35,260)           (285,585)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                 (26)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (33,819)           (165,147)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (28,397)            (98,194)

NET ASSETS:
   Beginning of period.......................................................             61,023             502,665
                                                                               ------------------  ------------------
   End of period.............................................................   $         32,626   $         404,471
                                                                               ==================  ==================

                                                                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                                 2030 RETIREMENT      2040 RETIREMENT
                                                                                    STRATEGY             STRATEGY
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           5,659   $           1,625
   Net realized gain (loss) on security transactions.........................              41,944              39,918
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........              38,195              15,446
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              85,798              56,989
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             100,321              77,582
   Net transfers.............................................................             (10,768)             34,786
   Surrenders for benefit payments and fees..................................            (190,516)           (172,559)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                 (50)                (54)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (101,013)            (60,245)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (15,215)             (3,256)

NET ASSETS:
   Beginning of period.......................................................             435,014             230,431
                                                                               -------------------  ------------------
   End of period.............................................................   $         419,799   $         227,175
                                                                               ===================  ==================

                                                                                                     AMERICAN FUNDS
                                                                                AMERICAN FUNDS          AMERICAN
                                                                                  AMCAP FUND          BALANCED FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (19,026)   $          29,082
   Net realized gain (loss) on security transactions.........................            261,392              529,329
   Net realized gain distributions...........................................            272,451                   --
   Change in unrealized appreciation (depreciation) during the period........            449,374              653,360
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            964,191            1,211,771
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            606,933              962,921
   Net transfers.............................................................           (141,433)            (150,747)
   Surrenders for benefit payments and fees..................................           (520,777)          (1,080,390)
   Other transactions........................................................                423                  (22)
   Net loan activity.........................................................               (186)                (433)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (55,040)            (268,671)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            909,151              943,100

NET ASSETS:
   Beginning of period.......................................................          2,714,777            6,033,123
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,623,928    $       6,976,223
                                                                               ==================  ===================

                                                                                 AMERICAN FUNDS     AMERICAN FUNDS
                                                                                 CAPITAL INCOME       EUROPACIFIC
                                                                                  BUILDER FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         457,576   $         109,130
   Net realized gain (loss) on security transactions.........................            650,445             635,793
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........          1,387,782           4,008,508
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          2,495,803           4,753,431
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,072,905           5,210,644
   Net transfers.............................................................             69,775             850,354
   Surrenders for benefit payments and fees..................................         (3,251,315)         (3,536,992)
   Other transactions........................................................               (256)               (544)
   Net loan activity.........................................................               (611)             (1,147)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (109,502)          2,522,315
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          2,386,301           7,275,746

NET ASSETS:
   Beginning of period.......................................................         18,742,554          22,855,760
                                                                               ------------------  ------------------
   End of period.............................................................  $      21,128,855   $      30,131,506
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-284

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-285

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                   FUNDAMENTAL              NEW
                                                                                 INVESTORS FUND      PERSPECTIVE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          51,883   $         (11,411)
   Net realized gain (loss) on security transactions.........................           1,130,028             303,168
   Net realized gain distributions...........................................             312,537             300,478
   Change in unrealized appreciation (depreciation) during the period........           2,577,369             729,755
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           4,071,817           1,321,990
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           2,529,657           1,039,196
   Net transfers.............................................................             (35,838)             24,380
   Surrenders for benefit payments and fees..................................          (1,920,448)           (846,400)
   Other transactions........................................................                (244)                137
   Net loan activity.........................................................                (474)               (170)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             572,653             217,143
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           4,644,470           1,539,133

NET ASSETS:
   Beginning of period.......................................................          13,501,671           5,135,293
                                                                               -------------------  ------------------
   End of period.............................................................   $      18,146,141   $       6,674,426
                                                                               ===================  ==================


                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                 THE BOND FUND       THE GROWTH FUND
                                                                                  OF AMERICA         OF AMERICA FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          64,926    $        (231,206)
   Net realized gain (loss) on security transactions.........................             91,524            2,254,250
   Net realized gain distributions...........................................                 --            2,419,156
   Change in unrealized appreciation (depreciation) during the period........           (340,378)           5,441,145
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (183,928)           9,883,345
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            955,528            5,084,118
   Net transfers.............................................................           (221,766)            (372,991)
   Surrenders for benefit payments and fees..................................         (1,204,107)          (5,758,660)
   Other transactions........................................................                 26                 (799)
   Net loan activity.........................................................               (213)              (1,887)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (470,532)          (1,050,219)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (654,460)           8,833,126

NET ASSETS:
   Beginning of period.......................................................          6,090,560           31,059,167
                                                                               ------------------  -------------------
   End of period.............................................................  $       5,436,100    $      39,892,293
                                                                               ==================  ===================

                                                                                                    AMERICAN FUNDS
                                                                                 AMERICAN FUNDS     THE INVESTMENT
                                                                                 THE INCOME FUND        COMPANY
                                                                                   OF AMERICA         OF AMERICA
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         261,050   $          53,119
   Net realized gain (loss) on security transactions.........................            588,559             536,228
   Net realized gain distributions...........................................                 --             575,483
   Change in unrealized appreciation (depreciation) during the period........            929,979           1,037,208
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,779,588           2,202,038
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,086,508           1,305,047
   Net transfers.............................................................            570,125            (703,812)
   Surrenders for benefit payments and fees..................................         (2,396,055)         (1,059,808)
   Other transactions........................................................               (190)                (32)
   Net loan activity.........................................................               (291)               (227)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            260,097            (458,832)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          2,039,685           1,743,206

NET ASSETS:
   Beginning of period.......................................................         10,363,025           7,291,355
                                                                               ------------------  ------------------
   End of period.............................................................  $      12,402,710   $       9,034,561
                                                                               ==================  ==================

                                                                                                      AMERICAN FUNDS
                                                                                 AMERICAN FUNDS         WASHINGTON
                                                                                     THE NEW              MUTUAL
                                                                                  ECONOMY FUND           INVESTORS
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (9,652)  $          44,548
   Net realized gain (loss) on security transactions.........................              76,907             357,193
   Net realized gain distributions...........................................             138,011              81,675
   Change in unrealized appreciation (depreciation) during the period........             395,478             475,045
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             600,744             958,461
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             276,547             529,076
   Net transfers.............................................................             400,120              26,071
   Surrenders for benefit payments and fees..................................            (170,513)           (379,066)
   Other transactions........................................................                  25                 (11)
   Net loan activity.........................................................                 (61)               (234)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             506,118             175,836
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           1,106,862           1,134,297

NET ASSETS:
   Beginning of period.......................................................           1,213,178           3,064,560
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,320,040   $       4,198,857
                                                                               ===================  ==================

                                                                                                    AMERICAN FUNDS
                                                                                AMERICAN FUNDS       CAPITAL WORLD
                                                                                   AMERICAN            GROWTH &
                                                                                  MUTUAL FUND         INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          58,104   $         391,152
   Net realized gain (loss) on security transactions.........................            354,169             873,316
   Net realized gain distributions...........................................            103,059                  --
   Change in unrealized appreciation (depreciation) during the period........            575,686           3,835,475
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,091,018           5,099,943
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            691,113           3,922,074
   Net transfers.............................................................           (200,198)            428,696
   Surrenders for benefit payments and fees..................................         (1,182,388)         (3,583,329)
   Other transactions........................................................                245                 414
   Net loan activity.........................................................               (197)               (984)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (691,425)            766,871
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            399,593           5,866,814

NET ASSETS:
   Beginning of period.......................................................          4,046,968          20,976,896
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,446,561   $      26,843,710
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-286

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-287

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                               AMERICAN FUNDS
                                                                                  SMALLCAP               ARIEL
                                                                                 WORLD FUND        APPRECIATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (6,441)   $            209
   Net realized gain (loss) on security transactions........................             56,823               2,962
   Net realized gain distributions..........................................             42,181              10,067
   Change in unrealized appreciation (depreciation) during the period.......             93,777              35,900
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            186,340              49,138
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            126,151              10,154
   Net transfers............................................................                860              17,732
   Surrenders for benefit payments and fees.................................            (71,515)            (15,015)
   Other transactions.......................................................               (241)                 (2)
   Net loan activity........................................................                (12)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             55,243              12,869
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            241,583              62,007

NET ASSETS:
   Beginning of period......................................................            634,093             104,950
                                                                              ------------------  ------------------
   End of period............................................................  $         875,676    $        166,957
                                                                              ==================  ==================

                                                                                                        ARTISAN
                                                                                                        MID CAP
                                                                                  ARIEL FUND          VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (166)   $          14,539
   Net realized gain (loss) on security transactions........................              4,512               93,884
   Net realized gain distributions..........................................                 --              193,020
   Change in unrealized appreciation (depreciation) during the period.......             56,037              958,029
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             60,383            1,259,472
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             19,519              697,905
   Net transfers............................................................             17,564              115,097
   Surrenders for benefit payments and fees.................................             (3,187)            (468,459)
   Other transactions.......................................................                 (1)                (148)
   Net loan activity........................................................                 --                  (74)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             33,895              344,321
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             94,278            1,603,793

NET ASSETS:
   Beginning of period......................................................            125,981            3,413,763
                                                                              ------------------  -------------------
   End of period............................................................  $         220,259    $       5,017,556
                                                                              ==================  ===================

                                                                                                      AVE MARIA
                                                                                   AVE MARIA           RISING
                                                                               OPPORTUNITY FUND     DIVIDEND FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (501)  $           5,532
   Net realized gain (loss) on security transactions........................                109              20,443
   Net realized gain distributions..........................................              1,710              23,876
   Change in unrealized appreciation (depreciation) during the period.......              8,449             217,950
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              9,767             267,801
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             48,116             219,866
   Net transfers............................................................               (796)            317,625
   Surrenders for benefit payments and fees.................................               (262)            (23,247)
   Other transactions.......................................................                 --                   3
   Net loan activity........................................................                 --                 (47)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             47,058             514,200
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             56,825             782,001

NET ASSETS:
   Beginning of period......................................................             22,332             603,463
                                                                              ------------------  ------------------
   End of period............................................................  $          79,157   $       1,385,464
                                                                              ==================  ==================


                                                                                   AVE MARIA        LIFEPATH 2020
                                                                                  GROWTH FUND         PORTFOLIO
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,035)  $         231,472
   Net realized gain (loss) on security transactions........................             11,473             303,540
   Net realized gain distributions..........................................              6,947           1,283,257
   Change in unrealized appreciation (depreciation) during the period.......             29,817              44,788
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             46,202           1,863,057
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            109,397           4,098,627
   Net transfers............................................................             (7,519)           (541,449)
   Surrenders for benefit payments and fees.................................            (45,014)         (2,903,825)
   Other transactions.......................................................                 --                (268)
   Net loan activity........................................................                (24)             (1,852)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             56,840             651,233
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            103,042           2,514,290

NET ASSETS:
   Beginning of period......................................................            117,285          20,040,261
                                                                              ------------------  ------------------
   End of period............................................................  $         220,327   $      22,554,551
                                                                              ==================  ==================


                                                                                 LIFEPATH 2030      LIFEPATH 2040
                                                                                   PORTFOLIO          PORTFOLIO
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        201,096   $         196,343
   Net realized gain (loss) on security transactions........................            454,056             275,429
   Net realized gain distributions..........................................          1,358,852           1,278,685
   Change in unrealized appreciation (depreciation) during the period.......            458,103             883,204
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........          2,472,107           2,633,661
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          4,762,655           4,089,874
   Net transfers............................................................             30,074            (205,524)
   Surrenders for benefit payments and fees.................................         (3,505,053)         (2,095,133)
   Other transactions.......................................................               (476)               (227)
   Net loan activity........................................................             (2,529)             (1,885)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...          1,284,671           1,787,105
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          3,756,778           4,420,766

NET ASSETS:
   Beginning of period......................................................         18,200,764          15,311,869
                                                                              ------------------  ------------------
   End of period............................................................   $     21,957,542   $      19,732,635
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-288

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-289

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                    LIFEPATH
                                                                                   RETIREMENT        LIFEPATH 2050
                                                                                    PORTFOLIO          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          48,077   $          17,192
   Net realized gain (loss) on security transactions.........................             69,688              36,488
   Net realized gain distributions...........................................            302,552              84,903
   Change in unrealized appreciation (depreciation) during the period........           (117,066)             97,624
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            303,251             236,207
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            945,737             618,248
   Net transfers.............................................................             82,723             (21,119)
   Surrenders for benefit payments and fees..................................         (1,364,284)           (241,513)
   Other transactions........................................................                  4                 (10)
   Net loan activity.........................................................               (223)                (84)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (336,043)            355,522
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (32,792)            591,729

NET ASSETS:
   Beginning of period.......................................................          5,478,537           1,032,368
                                                                               ------------------  ------------------
   End of period.............................................................  $       5,445,745   $       1,624,097
                                                                               ==================  ==================


                                                                                    BLACKROCK          BLACKROCK
                                                                                  LIFEPATH 2025      LIFEPATH 2035
                                                                                      FUND               FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             397   $             156
   Net realized gain (loss) on security transactions.........................                700                 174
   Net realized gain distributions...........................................              2,620                 978
   Change in unrealized appreciation (depreciation) during the period........              4,157               1,251
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              7,874               2,559
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            112,983              32,977
   Net transfers.............................................................            (12,202)             (2,130)
   Surrenders for benefit payments and fees..................................             (2,014)             (1,061)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                (61)                (57)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             98,706              29,729
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            106,580              32,288

NET ASSETS:
   Beginning of period.......................................................              5,135                 941
                                                                               ------------------  ------------------
   End of period.............................................................  $         111,715   $          33,229
                                                                               ==================  ==================


                                                                                    BLACKROCK            BLACKROCK
                                                                                  LIFEPATH 2045        LIFEPATH 2055
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT (3)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             221   $             172
   Net realized gain (loss) on security transactions.........................                 192                   3
   Net realized gain distributions...........................................               1,006                 727
   Change in unrealized appreciation (depreciation) during the period........               1,372               1,176
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               2,791               2,078
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              30,785              20,223
   Net transfers.............................................................               1,695                 252
   Surrenders for benefit payments and fees..................................              (1,067)                (43)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                 (57)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              31,356              20,432
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              34,147              22,510

NET ASSETS:
   Beginning of period.......................................................                  10                  --
                                                                               -------------------  ------------------
   End of period.............................................................   $          34,157   $          22,510
                                                                               ===================  ==================

                                                                                                        BLACKROCK
                                                                                                     U.S. GOVERNMENT
                                                                                     BARON                BOND
                                                                                SMALL CAP FUND          PORTFOLIO
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (950)   $          3,312
   Net realized gain (loss) on security transactions.........................             41,492                (226)
   Net realized gain distributions...........................................             97,539               1,586
   Change in unrealized appreciation (depreciation) during the period........            580,678             (13,779)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            718,759              (9,107)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            411,551              32,939
   Net transfers.............................................................            (24,647)            (17,364)
   Surrenders for benefit payments and fees..................................           (139,386)            (14,562)
   Other transactions........................................................                 13                   1
   Net loan activity.........................................................                (23)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            247,508               1,014
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            966,267              (8,093)

NET ASSETS:
   Beginning of period.......................................................          1,774,327             288,646
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,740,594    $        280,553
                                                                               ==================  ==================


                                                                                   BLACKROCK           BLACKROCK
                                                                                    EQUITY              CAPITAL
                                                                                 DIVIDEND FUND     APPRECIATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          46,743   $          (4,055)
   Net realized gain (loss) on security transactions.........................            109,330             310,349
   Net realized gain distributions...........................................              3,970              60,644
   Change in unrealized appreciation (depreciation) during the period........            599,022             (25,218)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            759,065             341,720
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            686,479             529,643
   Net transfers.............................................................            884,183          (1,758,145)
   Surrenders for benefit payments and fees..................................           (651,332)            (61,906)
   Other transactions........................................................                235                 (14)
   Net loan activity.........................................................               (168)                 (6)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            919,397          (1,290,428)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,678,462            (948,708)

NET ASSETS:
   Beginning of period.......................................................          2,792,567           1,413,532
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,471,029   $         464,824
                                                                               ==================  ==================

(3)   Funded as of February 21, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-290

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-291

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                   BLACKROCK
                                                                                FLEXIBLE EQUITY      CALVERT VP SRI
                                                                                     FUND          BALANCED PORTFOLIO
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             486    $           1,634
   Net realized gain (loss) on security transactions.........................              4,904                2,401
   Net realized gain distributions...........................................                 --               41,160
   Change in unrealized appreciation (depreciation) during the period........             12,660               27,813
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             18,050               73,008
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             38,697                1,841
   Net transfers.............................................................              1,669              (17,364)
   Surrenders for benefit payments and fees..................................            (26,537)              (2,013)
   Other transactions........................................................                 --                   --
   Net loan activity.........................................................                 (6)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             13,823              (17,536)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             31,873               55,472

NET ASSETS:
   Beginning of period.......................................................             66,556              434,078
                                                                               ------------------  -------------------
   End of period.............................................................  $          98,429    $         489,550
                                                                               ==================  ===================



                                                                                 CALVERT EQUITY      CALVERT BOND
                                                                                    PORTFOLIO          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (23,841)  $          31,627
   Net realized gain (loss) on security transactions.........................            398,334               6,667
   Net realized gain distributions...........................................            200,322               4,364
   Change in unrealized appreciation (depreciation) during the period........            607,455            (115,779)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,182,270             (73,121)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            791,928             505,797
   Net transfers.............................................................           (339,896)           (256,266)
   Surrenders for benefit payments and fees..................................           (772,756)           (378,525)
   Other transactions........................................................                  3                  (1)
   Net loan activity.........................................................               (179)                (64)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (320,900)           (129,059)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            861,370            (202,180)

NET ASSETS:
   Beginning of period.......................................................          4,058,581           2,309,668
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,919,951   $       2,107,488
                                                                               ==================  ==================


                                                                                                         COLUMBIA
                                                                                     CALVERT            CONTRARIAN
                                                                                   INCOME FUND           CORE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          15,368    $           (694)
   Net realized gain (loss) on security transactions.........................              21,568             108,366
   Net realized gain distributions...........................................                  --              42,418
   Change in unrealized appreciation (depreciation) during the period........             (52,251)             63,027
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (15,315)            213,117
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             119,633             121,593
   Net transfers.............................................................              18,577              33,075
   Surrenders for benefit payments and fees..................................            (171,005)            (86,941)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                 (11)                (32)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (32,806)             67,695
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (48,121)            280,812

NET ASSETS:
   Beginning of period.......................................................             911,409             550,941
                                                                               -------------------  ------------------
   End of period.............................................................   $         863,288    $        831,753
                                                                               ===================  ==================


                                                                                COLUMBIA MARSICO       COLUMBIA
                                                                                  21ST CENTURY         SMALL CAP
                                                                                      FUND           VALUE I FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (825)  $            (221)
   Net realized gain (loss) on security transactions.........................              5,649               7,363
   Net realized gain distributions...........................................                 --              12,452
   Change in unrealized appreciation (depreciation) during the period........             17,506               3,391
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             22,330              22,985
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             27,694               8,474
   Net transfers.............................................................            (44,043)             (2,105)
   Surrenders for benefit payments and fees..................................             (3,103)             (2,534)
   Other transactions........................................................                 --                  (2)
   Net loan activity.........................................................                 (3)                 (7)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (19,455)              3,826
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,875              26,811

NET ASSETS:
   Beginning of period.......................................................             73,673              68,582
                                                                               ------------------  ------------------
   End of period.............................................................  $          76,548   $          95,393
                                                                               ==================  ==================

                                                                                COLUMBIA MARSICO
                                                                                  INTERNATIONAL          COLUMBIA
                                                                                  OPPORTUNITIES           MID CAP
                                                                                      FUND              VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              63   $          (5,506)
   Net realized gain (loss) on security transactions.........................                  67             107,496
   Net realized gain distributions...........................................                  --              98,982
   Change in unrealized appreciation (depreciation) during the period........               2,024              71,942
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               2,154             272,914
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --             145,584
   Net transfers.............................................................                  --             (77,947)
   Surrenders for benefit payments and fees..................................              (2,233)           (257,122)
   Other transactions........................................................                  (1)                  1
   Net loan activity.........................................................                  --                 (27)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (2,234)           (189,511)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                 (80)             83,403

NET ASSETS:
   Beginning of period.......................................................              12,753             907,065
                                                                               -------------------  ------------------
   End of period.............................................................   $          12,673   $         990,468
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-292

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-293

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                   COLUMBIA       COLUMBIA MARSICO
                                                                                  ACORN FUND       GROWTH VS FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (6,385)  $          (6,185)
   Net realized gain (loss) on security transactions........................             89,419              34,750
   Net realized gain distributions..........................................            180,260             137,136
   Change in unrealized appreciation (depreciation) during the period.......            403,709              38,486
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            667,003             204,187
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            553,477             120,957
   Net transfers............................................................           (117,267)            (85,927)
   Surrenders for benefit payments and fees.................................           (242,150)            (94,866)
   Other transactions.......................................................                221                  41
   Net loan activity........................................................                (62)                (24)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            194,219             (59,819)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            861,222             144,368

NET ASSETS:
   Beginning of period......................................................          2,092,546             635,882
                                                                              ------------------  ------------------
   End of period............................................................   $      2,953,768   $         780,250
                                                                              ==================  ==================

                                                                                                      COLUMBIA
                                                                                  CRM MID CAP         SMALL CAP
                                                                                  VALUE FUND          CORE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $             85   $          (1,128)
   Net realized gain (loss) on security transactions........................              7,680              48,892
   Net realized gain distributions..........................................             30,457               9,666
   Change in unrealized appreciation (depreciation) during the period.......             16,146             (16,036)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             54,368              41,394
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             17,009              32,322
   Net transfers............................................................             (7,898)            (17,056)
   Surrenders for benefit payments and fees.................................            (38,086)           (228,111)
   Other transactions.......................................................                 (1)                 (1)
   Net loan activity........................................................                (12)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (28,988)           (212,846)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             25,380            (171,452)

NET ASSETS:
   Beginning of period......................................................            187,450             297,135
                                                                              ------------------  ------------------
   End of period............................................................   $        212,830   $         125,683
                                                                              ==================  ==================

                                                                                    CALAMOS
                                                                                 INTERNATIONAL          DAVIS
                                                                                  GROWTH FUND      FINANCIAL FUND
                                                                                SUB-ACCOUNT (4)      SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $              1   $            (545)
   Net realized gain (loss) on security transactions........................                 --               4,998
   Net realized gain distributions..........................................                 --               1,983
   Change in unrealized appreciation (depreciation) during the period.......                 21              25,377
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 22              31,813
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                547              18,126
   Net transfers............................................................                 --              (2,444)
   Surrenders for benefit payments and fees.................................                 (2)            (11,975)
   Other transactions.......................................................                 --                 (34)
   Net loan activity........................................................                 --                 (26)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...                545               3,647
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................                567              35,460

NET ASSETS:
   Beginning of period......................................................                 --             104,792
                                                                              ------------------  ------------------
   End of period............................................................   $            567   $         140,252
                                                                              ==================  ==================

                                                                                     DAVIS
                                                                                   NEW YORK             DAVIS
                                                                                 VENTURE FUND     OPPORTUNITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (12,069)  $          (1,093)
   Net realized gain (loss) on security transactions........................            222,586              15,432
   Net realized gain distributions..........................................            753,052                  --
   Change in unrealized appreciation (depreciation) during the period.......            890,690              38,144
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........          1,854,259              52,483
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            977,190              27,255
   Net transfers............................................................           (274,189)             (4,802)
   Surrenders for benefit payments and fees.................................           (828,980)            (11,042)
   Other transactions.......................................................                (48)                  1
   Net loan activity........................................................               (292)                (17)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (126,319)             11,395
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          1,727,940              63,878

NET ASSETS:
   Beginning of period......................................................          5,536,362             123,502
                                                                              ------------------  ------------------
   End of period............................................................  $       7,264,302   $         187,380
                                                                              ==================  ==================

                                                                                   DELAWARE           DELAWARE
                                                                                  DIVERSIFIED     EXTENDED DURATION
                                                                                  INCOME FUND         BOND FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           2,068   $               6
   Net realized gain (loss) on security transactions........................                (85)                 --
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             (3,143)                (11)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (1,160)                 (5)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             67,340                 206
   Net transfers............................................................             52,825                  --
   Surrenders for benefit payments and fees.................................             (2,843)                 (2)
   Other transactions.......................................................                  2                  --
   Net loan activity........................................................                (13)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            117,311                 204
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            116,151                 199

NET ASSETS:
   Beginning of period......................................................              8,150                  68
                                                                              ------------------  ------------------
   End of period............................................................  $         124,301   $             267
                                                                              ==================  ==================

(4)   Funded as of April 12, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-294

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-295

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                     DREYFUS             DREYFUS
                                                                                   BOND MARKET      VIF APPRECIATION
                                                                                   INDEX FUND           PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         120,534   $              95
   Net realized gain (loss) on security transactions.........................            (24,172)              5,158
   Net realized gain distributions...........................................             84,341                  34
   Change in unrealized appreciation (depreciation) during the period........           (369,023)              1,490
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (188,320)              6,777
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,302,969               2,728
   Net transfers.............................................................            346,409             (69,547)
   Surrenders for benefit payments and fees..................................           (696,024)             (2,189)
   Other transactions........................................................                 12                  --
   Net loan activity.........................................................               (453)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            952,913             (69,008)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            764,593             (62,231)

NET ASSETS:
   Beginning of period.......................................................          5,629,074              79,848
                                                                               ------------------  ------------------
   End of period.............................................................  $       6,393,667   $          17,617
                                                                               ==================  ==================


                                                                                    DREYFUS             DREYFUS
                                                                                 INTERNATIONAL          MIDCAP
                                                                               STOCK INDEX FUND       INDEX FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           5,545   $          21,734
   Net realized gain (loss) on security transactions.........................                330             273,936
   Net realized gain distributions...........................................              2,810             189,163
   Change in unrealized appreciation (depreciation) during the period........             27,309             658,040
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             35,994           1,142,873
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            115,054           1,094,424
   Net transfers.............................................................             13,670             577,041
   Surrenders for benefit payments and fees..................................             (2,381)           (704,799)
   Other transactions........................................................                 --                 (17)
   Net loan activity.........................................................                 (5)               (230)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            126,338             966,419
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            162,332           2,109,292

NET ASSETS:
   Beginning of period.......................................................            116,212           3,303,917
                                                                               ------------------  ------------------
   End of period.............................................................  $         278,544   $       5,413,209
                                                                               ==================  ==================


                                                                                     DREYFUS
                                                                                    SMALLCAP              DREYFUS
                                                                                STOCK INDEX FUND      SMALL CAP FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT (5)
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           8,379    $              (2)
   Net realized gain (loss) on security transactions.........................             158,344                2,477
   Net realized gain distributions...........................................             103,488                   --
   Change in unrealized appreciation (depreciation) during the period........             507,876               (1,579)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             778,087                  896
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             656,127                   --
   Net transfers.............................................................             512,124              (29,351)
   Surrenders for benefit payments and fees..................................            (428,359)                  --
   Other transactions........................................................                   8                   --
   Net loan activity.........................................................                (101)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             739,799              (29,351)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................           1,517,886              (28,455)

NET ASSETS:
   Beginning of period.......................................................           1,614,945               28,455
                                                                               -------------------  -------------------
   End of period.............................................................   $       3,132,831    $              --
                                                                               ===================  ===================


                                                                                     DREYFUS             DREYFUS
                                                                                 VIF GROWTH AND     VIF QUALITY BOND
                                                                                INCOME PORTFOLIO        PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $               6  $           3,919
   Net realized gain (loss) on security transactions.........................                   4             11,469
   Net realized gain distributions...........................................                  --                 --
   Change in unrealized appreciation (depreciation) during the period........                 830            (19,594)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 840             (4,206)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 313              7,727
   Net transfers.............................................................                  --           (259,911)
   Surrenders for benefit payments and fees..................................                  --                 --
   Other transactions........................................................                  --                 --
   Net loan activity.........................................................                  --                 --
   Net annuity transactions..................................................                  --                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 313           (252,184)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................               1,153           (256,390)

NET ASSETS:
   Beginning of period.......................................................               2,198            317,016
                                                                               ------------------  ------------------
   End of period.............................................................   $           3,351  $          60,626
                                                                               ==================  ==================

                                                                                     DREYFUS
                                                                                    SOCIALLY             DREYFUS
                                                                                   RESPONSIBLE           S&P 500
                                                                                GROWTH FUND, INC.      INDEX FUND
                                                                                 SUB-ACCOUNT (6)       SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (14)  $          90,460
   Net realized gain (loss) on security transactions.........................                  1             351,124
   Net realized gain distributions...........................................                 --             183,787
   Change in unrealized appreciation (depreciation) during the period........                547           1,392,830
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                534           2,018,201
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --           1,763,283
   Net transfers.............................................................              9,732             547,324
   Surrenders for benefit payments and fees..................................                 --          (1,062,925)
   Other transactions........................................................                 --                 113
   Net loan activity.........................................................                 --                (363)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              9,732           1,247,432
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             10,266           3,265,633

NET ASSETS:
   Beginning of period.......................................................                 --           5,993,633
                                                                               ------------------  ------------------
   End of period.............................................................  $          10,266   $       9,259,266
                                                                               ==================  ==================

(5)   Effective April 26, 2013 Dreyfus Small Cap Fund was liquidated.

(6)   Funded as of October 18, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-296

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-297

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------




                                                                                   DREYFUS            EATON VANCE
                                                                                INTERMEDIATE           LARGE-CAP
                                                                              TERM INCOME FUND        VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          37,197    $         85,400
   Net realized gain (loss) on security transactions........................             95,826             466,970
   Net realized gain distributions..........................................              2,157             390,979
   Change in unrealized appreciation (depreciation) during the period.......           (200,192)          1,349,942
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            (65,012)          2,293,291
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            270,905           1,545,417
   Net transfers............................................................           (641,994)           (467,749)
   Surrenders for benefit payments and fees.................................         (1,181,051)         (1,556,798)
   Other transactions.......................................................                 (2)                (17)
   Net loan activity........................................................                (23)               (352)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (1,552,165)           (479,499)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................         (1,617,177)          1,813,792

NET ASSETS:
   Beginning of period......................................................          3,119,414           7,884,453
                                                                              ------------------  ------------------
   End of period............................................................  $       1,502,237    $      9,698,245
                                                                              ==================  ==================



                                                                                 EATON VANCE          EATON VANCE
                                                                                  DIVIDEND         WORLDWIDE HEALTH
                                                                                BUILDER FUND         SCIENCES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           9,686    $           (844)
   Net realized gain (loss) on security transactions........................             64,251              44,251
   Net realized gain distributions..........................................                 --              43,416
   Change in unrealized appreciation (depreciation) during the period.......            199,356              57,744
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            273,293             144,567
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            216,855             171,553
   Net transfers............................................................           (126,180)                716
   Surrenders for benefit payments and fees.................................           (192,920)           (232,775)
   Other transactions.......................................................                 (2)               (547)
   Net loan activity........................................................               (110)                (59)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (102,357)            (61,112)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            170,936              83,455

NET ASSETS:
   Beginning of period......................................................          1,176,253             325,163
                                                                              ------------------  ------------------
   End of period............................................................  $       1,347,189    $        408,618
                                                                              ==================  ==================



                                                                                 EATON VANCE
                                                                                 INCOME FUND          EATON VANCE
                                                                                  OF BOSTON          BALANCED FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         103,300    $            102
   Net realized gain (loss) on security transactions........................             26,730               6,474
   Net realized gain distributions..........................................                 --                  22
   Change in unrealized appreciation (depreciation) during the period.......             (2,882)             (2,621)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            127,148               3,977
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            429,692                 628
   Net transfers............................................................             86,020             (26,727)
   Surrenders for benefit payments and fees.................................           (489,732)                (24)
   Other transactions.......................................................                265                  --
   Net loan activity........................................................               (147)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             26,098             (26,123)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            153,246             (22,146)

NET ASSETS:
   Beginning of period......................................................          2,002,627              22,495
                                                                              ------------------  ------------------
   End of period............................................................  $       2,155,873    $            349
                                                                              ==================  ==================



                                                                                 EATON VANCE          WELLS FARGO
                                                                               ATLANTA CAPITAL      ADVANTAGE ASSET
                                                                                SMID-CAP FUND       ALLOCATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (612)   $           2,019
   Net realized gain (loss) on security transactions........................              4,251               14,884
   Net realized gain distributions..........................................                904                   --
   Change in unrealized appreciation (depreciation) during the period.......             20,437                3,830
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             24,980               20,733
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             33,162               63,122
   Net transfers............................................................            122,008              (40,940)
   Surrenders for benefit payments and fees.................................             (7,150)              (5,985)
   Other transactions.......................................................                 --                   --
   Net loan activity........................................................                (17)                  --
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            148,003               16,197
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................            172,983               36,930

NET ASSETS:
   Beginning of period......................................................             10,803              204,055
                                                                              ------------------  -------------------
   End of period............................................................  $         183,786    $         240,985
                                                                              ==================  ===================

                                                                                                     WELLS FARGO
                                                                                  WELLS FARGO         ADVANTAGE
                                                                                   ADVANTAGE          UTILITY &
                                                                               EMERGING MARKETS   TELECOMMUNICATION
                                                                                  EQUITY FUND           FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (17,924)  $             571
   Net realized gain (loss) on security transactions........................              9,334               3,233
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            (53,035)              2,545
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            (61,625)              6,349
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            651,991               5,907
   Net transfers............................................................             87,569               3,014
   Surrenders for benefit payments and fees.................................           (255,712)               (554)
   Other transactions.......................................................                 (7)                 --
   Net loan activity........................................................               (153)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            483,688               8,367
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            422,063              14,716

NET ASSETS:
   Beginning of period......................................................          1,806,264              33,627
                                                                              ------------------  ------------------
   End of period............................................................  $       2,228,327   $          48,343
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-298

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-299

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                     ALGER
                                                                                    CAPITAL           ALGER MID CAP
                                                                                 APPRECIATION            GROWTH
                                                                              INSTITUTIONAL FUND   INSTITUTIONAL FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (25,285)  $          (9,057)
   Net realized gain (loss) on security transactions........................             271,034              86,628
   Net realized gain distributions..........................................             746,396                  --
   Change in unrealized appreciation (depreciation) during the period.......             655,358             270,513
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           1,647,503             348,084
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             900,025             160,340
   Net transfers............................................................             393,293             (74,051)
   Surrenders for benefit payments and fees.................................            (864,804)           (305,827)
   Other transactions.......................................................                 (21)                 (1)
   Net loan activity........................................................                (357)                (67)
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             428,136            (219,606)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................           2,075,639             128,478

NET ASSETS:
   Beginning of period......................................................           4,519,976           1,071,775
                                                                              -------------------  ------------------
   End of period............................................................   $       6,595,615   $       1,200,253
                                                                              ===================  ==================


                                                                                ALGER SMALL CAP          NUVEEN
                                                                                    GROWTH               MID CAP
                                                                              INSTITUTIONAL FUND       INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $          (2,048)   $         (2,431)
   Net realized gain (loss) on security transactions........................              18,965             117,852
   Net realized gain distributions..........................................              45,030              98,576
   Change in unrealized appreciation (depreciation) during the period.......               5,618             399,399
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              67,565             613,396
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              41,163             562,793
   Net transfers............................................................              32,539               6,571
   Surrenders for benefit payments and fees.................................             (44,847)           (191,113)
   Other transactions.......................................................                  --                 (79)
   Net loan activity........................................................                 (18)               (216)
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              28,837             377,956
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................              96,402             991,352

NET ASSETS:
   Beginning of period......................................................             176,716           1,804,895
                                                                              -------------------  ------------------
   End of period............................................................   $         273,118    $      2,796,247
                                                                              ===================  ==================


                                                                                   NUVEEN               NUVEEN
                                                                                  SMALL CAP             EQUITY
                                                                                 INDEX FUND           INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             108    $          3,435
   Net realized gain (loss) on security transactions........................             13,514              50,039
   Net realized gain distributions..........................................              4,499              49,505
   Change in unrealized appreciation (depreciation) during the period.......             10,301              42,755
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             28,422             145,734
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             26,287             206,804
   Net transfers............................................................             (7,709)            (16,871)
   Surrenders for benefit payments and fees.................................            (71,455)            (69,780)
   Other transactions.......................................................                  1                  (1)
   Net loan activity........................................................                 (7)                (72)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (52,883)            120,080
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (24,461)            265,814

NET ASSETS:
   Beginning of period......................................................             89,194             427,703
                                                                              ------------------  ------------------
   End of period............................................................  $          64,733    $        693,517
                                                                              ==================  ==================


                                                                                NUVEEN MID CAP           NUVEEN
                                                                                    GROWTH              SMALL CAP
                                                                              OPPORTUNITIES FUND       SELECT FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................   $            (816)   $            (119)
   Net realized gain (loss) on security transactions........................              13,193                 (447)
   Net realized gain distributions..........................................              67,427                1,521
   Change in unrealized appreciation (depreciation) during the period.......              35,164                5,460
                                                                              -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             114,968                6,415
                                                                              -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................              49,578                  873
   Net transfers............................................................             (78,599)             (10,000)
   Surrenders for benefit payments and fees.................................             (82,862)             (27,220)
   Other transactions.......................................................                 202                   --
   Net loan activity........................................................                  (5)                  --
   Net annuity transactions.................................................                  --                   --
                                                                              -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (111,686)             (36,347)
                                                                              -------------------  -------------------
   Net increase (decrease) in net assets....................................               3,282              (29,932)

NET ASSETS:
   Beginning of period......................................................             363,071               47,793
                                                                              -------------------  -------------------
   End of period............................................................   $         366,353    $          17,861
                                                                              ===================  ===================

                                                                                 NUVEEN SANTA
                                                                                    BARBARA          FIDELITY
                                                                                   DIVIDEND       ADVISOR EQUITY
                                                                                  GROWTH FUND       GROWTH FUND
                                                                                SUB-ACCOUNT (7)     SUB-ACCOUNT
                                                                              -----------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $               2  $            (642)
   Net realized gain (loss) on security transactions........................                 --             13,911
   Net realized gain distributions..........................................                  3                 --
   Change in unrealized appreciation (depreciation) during the period.......                 29             16,076
                                                                              -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 34             29,345
                                                                              -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                280             20,000
   Net transfers............................................................                252            (29,218)
   Surrenders for benefit payments and fees.................................                 --            (14,524)
   Other transactions.......................................................                 --                  6
   Net loan activity........................................................                 --                 --
   Net annuity transactions.................................................                 --                 --
                                                                              -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...                532            (23,736)
                                                                              -----------------  ------------------
   Net increase (decrease) in net assets....................................                566              5,609

NET ASSETS:
   Beginning of period......................................................                 --            120,402
                                                                              -----------------  ------------------
   End of period............................................................  $             566  $         126,011
                                                                              =================  ==================

(7)   Funded as of May 1, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-300

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-301

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                                   FIDELITY ADVISOR
                                                                                    FIDELITY           LEVERAGED
                                                                                  ADVISOR VALUE         COMPANY
                                                                                 STRATEGIES FUND      STOCK FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             293   $         (12,918)
   Net realized gain (loss) on security transactions.........................             24,064             248,569
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             59,706             753,878
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             84,063             989,529
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                395             607,263
   Net transfers.............................................................            (37,263)             89,523
   Surrenders for benefit payments and fees..................................            (10,318)           (264,844)
   Other transactions........................................................                 --                 (38)
   Net loan activity.........................................................                 --                 (88)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (47,186)            431,816
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             36,877           1,421,345

NET ASSETS:
   Beginning of period.......................................................            309,188           2,588,716
                                                                               ------------------  ------------------
   End of period.............................................................  $         346,065   $       4,010,061
                                                                               ==================  ==================

                                                                                                        FEDERATED
                                                                                   FEDERATED          FUND FOR U.S.
                                                                                    EQUITY             GOVERNMENT
                                                                               INCOME FUND, INC.     SECURITIES FUND
                                                                                SUB-ACCOUNT (8)        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             311   $           5,666
   Net realized gain (loss) on security transactions.........................                667              (3,737)
   Net realized gain distributions...........................................              5,143                  --
   Change in unrealized appreciation (depreciation) during the period........             11,032             (12,401)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             17,153             (10,472)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,625              47,804
   Net transfers.............................................................                810             (28,053)
   Surrenders for benefit payments and fees..................................             (1,073)            (26,752)
   Other transactions........................................................                 (2)                 --
   Net loan activity.........................................................                (10)                 (8)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              6,350              (7,009)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             23,503             (17,481)

NET ASSETS:
   Beginning of period.......................................................             55,190             353,605
                                                                               ------------------  ------------------
   End of period.............................................................  $          78,693   $         336,124
                                                                               ==================  ==================

                                                                                   FEDERATED
                                                                                  MDT MID CAP          FEDERATED
                                                                                    GROWTH            HIGH INCOME
                                                                                STRATEGIES FUND        BOND FUND
                                                                                SUB-ACCOUNT (9)       SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (521)  $             258
   Net realized gain (loss) on security transactions.........................                474                  11
   Net realized gain distributions...........................................              8,080                  --
   Change in unrealized appreciation (depreciation) during the period........             10,877                   5
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             18,910                 274
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,184               1,556
   Net transfers.............................................................             (1,531)                 --
   Surrenders for benefit payments and fees..................................               (862)                (20)
   Other transactions........................................................                 (1)                 --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,790               1,536
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             22,700               1,810

NET ASSETS:
   Beginning of period.......................................................             46,752               4,329
                                                                               ------------------  ------------------
   End of period.............................................................  $          69,452   $           6,139
                                                                               ==================  ==================


                                                                                                       FEDERATED
                                                                                    FEDERATED         SHORT-TERM
                                                                                  KAUFMAN FUND        INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (34,030)  $           1,750
   Net realized gain (loss) on security transactions.........................            312,145                 962
   Net realized gain distributions...........................................            593,131                  --
   Change in unrealized appreciation (depreciation) during the period........            485,077              (3,155)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,356,323                (443)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            593,247                 481
   Net transfers.............................................................            (40,407)            (53,476)
   Surrenders for benefit payments and fees..................................           (755,278)             (6,698)
   Other transactions........................................................               (323)                 --
   Net loan activity.........................................................               (141)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (202,902)            (59,693)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,153,421             (60,136)

NET ASSETS:
   Beginning of period.......................................................          3,600,204             179,074
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,753,625   $         118,938
                                                                               ==================  ==================


                                                                                   FEDERATED            FEDERATED
                                                                                 TOTAL RETURN         INTERNATIONAL
                                                                                   BOND FUND          LEADERS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           8,298   $               1
   Net realized gain (loss) on security transactions.........................             (1,969)                  1
   Net realized gain distributions...........................................              1,330                  --
   Change in unrealized appreciation (depreciation) during the period........            (18,274)                 46
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (10,615)                 48
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             53,239                 127
   Net transfers.............................................................               (546)                 --
   Surrenders for benefit payments and fees..................................           (185,088)                 (1)
   Other transactions........................................................                  5                  (1)
   Net loan activity.........................................................                (10)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (132,400)                125
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (143,015)                173

NET ASSETS:
   Beginning of period.......................................................            454,639                 124
                                                                               ------------------  ------------------
   End of period.............................................................  $         311,624   $             297
                                                                               ==================  ==================

(8) Effective April 19, 2013 Federated Capital Appreciation Fund merged with Federated Equity Income Fund, Inc.

(9) Formerly Federated Mid Cap Growth Strategies Fund. Change effective January 18, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-302

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-303

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                FIDELITY VIP
                                                                                   GROWTH            FIDELITY VIP
                                                                                OPPORTUNITIES          OVERSEAS
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,357)   $           1,256
   Net realized gain (loss) on security transactions.......................              10,385                  105
   Net realized gain distributions.........................................                 170                  502
   Change in unrealized appreciation (depreciation) during the period......              95,512               21,095
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             104,710               22,958
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               9,359               11,944
   Net transfers...........................................................             (14,642)              60,389
   Surrenders for benefit payments and fees................................              (7,047)                (740)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (12,330)              71,593
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              92,380               94,551

NET ASSETS:
   Beginning of period.....................................................             272,654               54,136
                                                                             -------------------  -------------------
   End of period...........................................................  $          365,034    $         148,687
                                                                             ===================  ===================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                              VALUE STRATEGIES         BALANCED
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              661   $           11,197
   Net realized gain (loss) on security transactions.......................              24,524               20,966
   Net realized gain distributions.........................................                  --               44,715
   Change in unrealized appreciation (depreciation) during the period......              60,486              115,304
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              85,671              192,182
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               5,977                6,914
   Net transfers...........................................................             135,519              634,330
   Surrenders for benefit payments and fees................................             (21,894)            (111,467)
   Other transactions......................................................                  --                    1
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --               (6,444)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             119,602              523,334
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             205,273              715,516

NET ASSETS:
   Beginning of period.....................................................             166,109              611,503
                                                                             -------------------  -------------------
   End of period...........................................................  $          371,382   $        1,327,019
                                                                             ===================  ===================

                                                                                FIDELITY VIP
                                                                                  GROWTH &           FIDELITY VIP
                                                                                   INCOME            FREEDOM 2020
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            2,600   $              744
   Net realized gain (loss) on security transactions.......................               7,836                   13
   Net realized gain distributions.........................................                  --                  545
   Change in unrealized appreciation (depreciation) during the period......              38,641                4,738
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              49,077                6,040
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               4,375                9,665
   Net transfers...........................................................              55,224               25,257
   Surrenders for benefit payments and fees................................              (8,904)                  --
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              50,695               34,922
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              99,772               40,962

NET ASSETS:
   Beginning of period.....................................................             157,964               23,834
                                                                             -------------------  ------------------
   End of period...........................................................  $          257,736   $           64,796
                                                                             ===================  ==================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                                FREEDOM 2030         FREEDOM 2015
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           5,555   $             (113)
   Net realized gain (loss) on security transactions.......................              23,234               24,783
   Net realized gain distributions.........................................               7,385                2,263
   Change in unrealized appreciation (depreciation) during the period......              58,661               (5,266)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              94,835               21,667
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             234,765                1,139
   Net transfers...........................................................             100,554             (161,086)
   Surrenders for benefit payments and fees................................              (1,384)                (439)
   Other transactions......................................................                  (1)                  --
   Net loan activity.......................................................                 (20)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             333,914             (160,386)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             428,749             (138,719)

NET ASSETS:
   Beginning of period.....................................................             158,118              188,580
                                                                             -------------------  -------------------
   End of period...........................................................   $         586,867   $           49,861
                                                                             ===================  ===================


                                                                                FIDELITY VIP           FIDELITY
                                                                                FREEDOM 2025        STOCK SELECTOR
                                                                                  PORTFOLIO          ALL CAP FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            2,489   $              (36)
   Net realized gain (loss) on security transactions.......................                  12                  356
   Net realized gain distributions.........................................               1,473                  143
   Change in unrealized appreciation (depreciation) during the period......               4,952                  475
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               8,926                  938
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              15,706                  133
   Net transfers...........................................................             131,082                   --
   Surrenders for benefit payments and fees................................                 (50)              (2,548)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             146,738               (2,415)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             155,664               (1,477)

NET ASSETS:
   Beginning of period.....................................................              23,063                4,183
                                                                             -------------------  -------------------
   End of period...........................................................  $          178,727   $            2,706
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-304

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-305

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                   TEMPLETON            TEMPLETON
                                                                                    GLOBAL             DEVELOPING
                                                                              OPPORTUNITIES TRUST     MARKETS TRUST
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $            (245)  $           6,337
   Net realized gain (loss) on security transactions........................               7,948               7,719
   Net realized gain distributions..........................................                  --               8,068
   Change in unrealized appreciation (depreciation) during the period.......               9,247             (39,345)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              16,950             (17,221)
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              34,515             221,723
   Net transfers............................................................             (36,806)              5,147
   Surrenders for benefit payments and fees.................................             (16,961)           (345,453)
   Other transactions.......................................................                   1                (100)
   Net loan activity........................................................                  --                 (22)
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             (19,251)           (118,705)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................              (2,301)           (135,926)

NET ASSETS:
   Beginning of period......................................................              86,238           1,450,330
                                                                              -------------------  ------------------
   End of period............................................................   $          83,937   $       1,314,404
                                                                              ===================  ==================

                                                                                  FRANKLIN            FRANKLIN
                                                                                    HIGH              STRATEGIC
                                                                                 INCOME FUND         INCOME FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          48,953   $         139,449
   Net realized gain (loss) on security transactions........................             14,598              53,411
   Net realized gain distributions..........................................                 --              36,092
   Change in unrealized appreciation (depreciation) during the period.......             (3,675)           (139,303)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             59,876              89,649
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            282,507             866,118
   Net transfers............................................................              8,926              92,694
   Surrenders for benefit payments and fees.................................           (108,955)           (808,796)
   Other transactions.......................................................                (10)                 (4)
   Net loan activity........................................................                (33)               (196)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            182,435             149,816
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            242,311             239,465

NET ASSETS:
   Beginning of period......................................................            832,740           3,735,003
                                                                              ------------------  ------------------
   End of period............................................................  $       1,075,051   $       3,974,468
                                                                              ==================  ==================

                                                                                   TEMPLETON          FRANKLIN
                                                                                    GLOBAL         U.S. GOVERNMENT
                                                                                   BOND FUND       SECURITIES FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        128,227   $          26,802
   Net realized gain (loss) on security transactions........................             39,389             (19,621)
   Net realized gain distributions..........................................                985                  --
   Change in unrealized appreciation (depreciation) during the period.......           (109,326)            (34,943)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             59,275             (27,762)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            926,612             141,563
   Net transfers............................................................              3,537            (456,691)
   Surrenders for benefit payments and fees.................................           (833,504)           (325,492)
   Other transactions.......................................................                 35                  --
   Net loan activity........................................................                (99)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             96,581            (640,620)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            155,856            (668,382)

NET ASSETS:
   Beginning of period......................................................          4,086,478           1,346,714
                                                                              ------------------  ------------------
   End of period............................................................   $      4,242,334   $         678,332
                                                                              ==================  ==================

                                                                                   FRANKLIN
                                                                                   SMALL CAP        MUTUAL GLOBAL
                                                                                  VALUE FUND       DISCOVERY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (4,496)  $          86,760
   Net realized gain (loss) on security transactions........................            165,274             556,524
   Net realized gain distributions..........................................            144,371             582,803
   Change in unrealized appreciation (depreciation) during the period.......            505,252           1,310,284
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            810,401           2,536,371
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            454,510           2,138,492
   Net transfers............................................................            191,854          (1,034,597)
   Surrenders for benefit payments and fees.................................           (543,334)         (1,963,481)
   Other transactions.......................................................                  3                (545)
   Net loan activity........................................................               (129)               (529)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            102,904            (860,660)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            913,305           1,675,711

NET ASSETS:
   Beginning of period......................................................          2,420,396          10,914,321
                                                                              ------------------  ------------------
   End of period............................................................   $      3,333,701   $      12,590,032
                                                                              ==================  ==================


                                                                                   TEMPLETON          FRANKLIN
                                                                                  GROWTH FUND        INCOME FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         13,825   $         420,847
   Net realized gain (loss) on security transactions........................            167,112             236,914
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            374,697             458,630
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            555,634           1,116,391
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            310,093           1,695,372
   Net transfers............................................................             59,396             299,496
   Surrenders for benefit payments and fees.................................           (305,387)         (1,775,516)
   Other transactions.......................................................               (210)                (58)
   Net loan activity........................................................                (80)               (342)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             63,812             218,952
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            619,446           1,335,343

NET ASSETS:
   Beginning of period......................................................          1,829,640           8,297,407
                                                                              ------------------  ------------------
   End of period............................................................   $      2,449,086   $       9,632,750
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-306

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-307

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                                       FRANKLIN
                                                                                    FRANKLIN             TOTAL
                                                                                   GROWTH FUND        RETURN FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,312)  $          11,982
   Net realized gain (loss) on security transactions.........................            125,683                (512)
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........            586,913             (19,433)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            708,284              (7,963)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            829,068              92,244
   Net transfers.............................................................            502,009             (17,360)
   Surrenders for benefit payments and fees..................................           (356,293)            (88,378)
   Other transactions........................................................                (11)                 36
   Net loan activity.........................................................               (161)                (18)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            974,612             (13,476)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,682,896             (21,439)

NET ASSETS:
   Beginning of period.......................................................          2,109,819             440,802
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,792,715   $         419,363
                                                                               ==================  ==================


                                                                                   FRANKLIN
                                                                                 BALANCE SHEET           MUTUAL
                                                                                INVESTMENT FUND        BEACON FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          23,624    $          14,388
   Net realized gain (loss) on security transactions.........................             15,650               62,158
   Net realized gain distributions...........................................            303,935                   --
   Change in unrealized appreciation (depreciation) during the period........            537,810              272,402
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            881,019              348,948
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            147,864              167,747
   Net transfers.............................................................            (70,050)              (6,788)
   Surrenders for benefit payments and fees..................................           (209,689)            (223,980)
   Other transactions........................................................                 --                  (25)
   Net loan activity.........................................................                (56)                (147)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (131,931)             (63,193)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            749,088              285,755

NET ASSETS:
   Beginning of period.......................................................          2,528,648            1,284,573
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,277,736    $       1,570,328
                                                                               ==================  ===================


                                                                                    FRANKLIN             FRANKLIN
                                                                                     MUTUAL            SMALL-MID CAP
                                                                                   SHARES FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          25,226   $         (30,883)
   Net realized gain (loss) on security transactions.........................             297,826             858,612
   Net realized gain distributions...........................................                  --             812,520
   Change in unrealized appreciation (depreciation) during the period........             876,030             333,109
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,199,082           1,973,358
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             520,110             784,705
   Net transfers.............................................................            (219,176)            102,574
   Surrenders for benefit payments and fees..................................          (1,550,480)         (1,684,724)
   Other transactions........................................................                 (11)                 45
   Net loan activity.........................................................                (324)                (72)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,249,881)           (797,472)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (50,799)          1,175,886

NET ASSETS:
   Beginning of period.......................................................           4,957,774           5,434,154
                                                                               -------------------  ------------------
   End of period.............................................................   $       4,906,975   $       6,610,040
                                                                               ===================  ==================

                                                                                    FRANKLIN           FRANKLIN
                                                                                    TEMPLETON          TEMPLETON
                                                                                  CONSERVATIVE          GROWTH
                                                                                 ALLOCATION FUND    ALLOCATION FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          42,517   $          36,247
   Net realized gain (loss) on security transactions.........................            100,918             172,029
   Net realized gain distributions...........................................            107,013             137,723
   Change in unrealized appreciation (depreciation) during the period........             27,447             629,060
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            277,895             975,059
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            464,698           1,076,420
   Net transfers.............................................................           (124,268)           (104,647)
   Surrenders for benefit payments and fees..................................           (643,349)           (731,771)
   Other transactions........................................................                 (7)                 (1)
   Net loan activity.........................................................                (26)               (423)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (302,952)            239,578
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (25,057)          1,214,637

NET ASSETS:
   Beginning of period.......................................................          3,056,014           4,748,475
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,030,957   $       5,963,112
                                                                               ==================  ==================

                                                                                   FRANKLIN
                                                                                   TEMPLETON
                                                                                   MODERATE            TEMPLETON
                                                                                ALLOCATION FUND      FOREIGN FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          81,605   $         151,583
   Net realized gain (loss) on security transactions.........................            212,207             854,566
   Net realized gain distributions...........................................            256,383             605,567
   Change in unrealized appreciation (depreciation) during the period........            336,382           2,211,731
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            886,577           3,823,447
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,305,842           2,685,755
   Net transfers.............................................................           (134,040)           (338,938)
   Surrenders for benefit payments and fees..................................           (963,228)         (2,608,035)
   Other transactions........................................................               (325)              1,062
   Net loan activity.........................................................               (375)               (281)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            207,874            (260,437)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,094,451           3,563,010

NET ASSETS:
   Beginning of period.......................................................          6,550,911          14,006,013
                                                                               ------------------  ------------------
   End of period.............................................................  $       7,645,362   $      17,569,023
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-308

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-309

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                    FRANKLIN
                                                                                  SMALL-MID CAP
                                                                                     GROWTH        HIGHLAND PREMIER
                                                                                 SECURITIES FUND     GROWTH EQUITY
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (10)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (953)  $            (141)
   Net realized gain (loss) on security transactions.........................              5,817               1,592
   Net realized gain distributions...........................................              8,419                 901
   Change in unrealized appreciation (depreciation) during the period........             29,120               2,003
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             42,403               4,355
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                632               1,332
   Net transfers.............................................................             35,906             (24,592)
   Surrenders for benefit payments and fees..................................            (14,799)                (14)
   Other transactions........................................................                 --                  (1)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             21,739             (23,275)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             64,142             (18,920)

NET ASSETS:
   Beginning of period.......................................................            111,013              34,892
                                                                               ------------------  ------------------
   End of period.............................................................  $         175,155   $          15,972
                                                                               ==================  ==================


                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    INCOME               CAPITAL
                                                                                 BUILDER FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,499    $             (70)
   Net realized gain (loss) on security transactions.........................             14,999                3,630
   Net realized gain distributions...........................................                758                1,244
   Change in unrealized appreciation (depreciation) during the period........             (4,625)              (2,802)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             13,631                2,002
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             10,420                  741
   Net transfers.............................................................            (19,195)                  --
   Surrenders for benefit payments and fees..................................            (20,398)             (15,976)
   Other transactions........................................................                 --                   (1)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (29,173)             (15,236)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (15,542)             (13,234)

NET ASSETS:
   Beginning of period.......................................................             97,931               15,134
                                                                               ------------------  -------------------
   End of period.............................................................  $          82,389    $           1,900
                                                                               ==================  ===================


                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   CORE FIXED           U.S. EQUITY
                                                                                   INCOME FUND         INSIGHTS FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (11)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              723   $              --
   Net realized gain (loss) on security transactions.........................               3,306                   2
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........              (6,466)                179
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,437)                181
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              12,645                  52
   Net transfers.............................................................             (10,836)                 --
   Surrenders for benefit payments and fees..................................              (6,323)                 (2)
   Other transactions........................................................                   1                   2
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (4,513)                 52
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (6,950)                233

NET ASSETS:
   Beginning of period.......................................................              80,353                 517
                                                                               -------------------  ------------------
   End of period.............................................................  $           73,403   $             750
                                                                               ===================  ==================


                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                   GOVERNMENT          GROWTH &
                                                                                   INCOME FUND        INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          15,528   $             219
   Net realized gain (loss) on security transactions.........................            (29,744)             19,492
   Net realized gain distributions...........................................              6,332                  --
   Change in unrealized appreciation (depreciation) during the period........            (66,291)             44,069
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (74,175)             63,780
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            382,116              20,587
   Net transfers.............................................................           (425,411)            (74,656)
   Surrenders for benefit payments and fees..................................           (427,136)            (20,467)
   Other transactions........................................................                (13)               (138)
   Net loan activity.........................................................                (47)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (470,491)            (74,674)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (544,666)            (10,894)

NET ASSETS:
   Beginning of period.......................................................          2,739,419             224,647
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,194,753   $         213,753
                                                                               ==================  ==================

                                                                                                       GOLDMAN SACHS
                                                                                  GOLDMAN SACHS        CONCENTRATED
                                                                                     GROWTH            INTERNATIONAL
                                                                               OPPORTUNITIES FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (4,642)   $            (104)
   Net realized gain (loss) on security transactions.........................              29,486                1,057
   Net realized gain distributions...........................................              44,446                   --
   Change in unrealized appreciation (depreciation) during the period........              74,634                2,887
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             143,924                3,840
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             104,542                2,720
   Net transfers.............................................................             (10,687)                (691)
   Surrenders for benefit payments and fees..................................             (72,075)              (5,206)
   Other transactions........................................................                  --                   --
   Net loan activity.........................................................                 (49)                 (12)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              21,731               (3,189)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             165,655                  651

NET ASSETS:
   Beginning of period.......................................................             449,106               14,914
                                                                               -------------------  -------------------
   End of period.............................................................   $         614,761    $          15,565
                                                                               ===================  ===================

(10)  Formerly Pyxis Premier Growth Equity Fund. Change effective February 8,
      2013.

(11) Formerly Goldman Sachs Structured U.S. Equity Fund. Change effective May 3, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-310

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-311

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                     MID CAP             SMALL CAP
                                                                                   VALUE FUND           VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (827)  $         (12,743)
   Net realized gain (loss) on security transactions.........................             153,573             241,753
   Net realized gain distributions...........................................             749,273             328,237
   Change in unrealized appreciation (depreciation) during the period........             456,058             461,183
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,358,077           1,018,430
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             450,722             597,312
   Net transfers.............................................................            (146,694)            235,854
   Surrenders for benefit payments and fees..................................            (632,272)           (603,452)
   Other transactions........................................................                (162)               (165)
   Net loan activity.........................................................                (461)               (113)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (328,867)            229,436
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           1,029,210           1,247,866

NET ASSETS:
   Beginning of period.......................................................           4,419,724           2,571,169
                                                                               -------------------  ------------------
   End of period.............................................................   $       5,448,934   $       3,819,035
                                                                               ===================  ==================

                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                    STRATEGIC            HIGH
                                                                                   GROWTH FUND        YIELD FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (153)  $         242,074
   Net realized gain (loss) on security transactions.........................              2,318              17,099
   Net realized gain distributions...........................................              1,393             152,257
   Change in unrealized appreciation (depreciation) during the period........                305            (117,577)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              3,863             293,853
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,315             875,826
   Net transfers.............................................................                 --              (4,433)
   Surrenders for benefit payments and fees..................................            (12,606)           (617,137)
   Other transactions........................................................                 --                 586
   Net loan activity.........................................................                 --                (142)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (10,291)            254,700
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (6,428)            548,553

NET ASSETS:
   Beginning of period.......................................................             17,397           3,903,691
                                                                               ------------------  ------------------
   End of period.............................................................  $          10,969   $       4,452,244
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    LARGE CAP          SMALL/MID CAP
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (398)  $          (3,990)
   Net realized gain (loss) on security transactions.........................              49,344              16,279
   Net realized gain distributions...........................................                  --              33,955
   Change in unrealized appreciation (depreciation) during the period........              85,260             132,575
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             134,206             178,819
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              78,135             142,165
   Net transfers.............................................................             (27,855)             75,946
   Surrenders for benefit payments and fees..................................             (85,092)           (212,402)
   Other transactions........................................................                  --                  (3)
   Net loan activity.........................................................                 (11)                (73)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (34,823)              5,633
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              99,383             184,452

NET ASSETS:
   Beginning of period.......................................................             411,445             535,858
                                                                               -------------------  ------------------
   End of period.............................................................   $         510,828   $         720,310
                                                                               ===================  ==================

                                                                                   GOLDMAN SACHS        JOHN HANCOCK
                                                                                     SATELLITE            SMALL CAP
                                                                               STRATEGIES PORTFOLIO      EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                               --------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................    $               9    $          (7,041)
   Net realized gain (loss) on security transactions.........................                   --              266,924
   Net realized gain distributions...........................................                   --                   --
   Change in unrealized appreciation (depreciation) during the period........                   (2)             139,192
                                                                               --------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                    7              399,075
                                                                               --------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  181               58,773
   Net transfers.............................................................                   --               40,626
   Surrenders for benefit payments and fees..................................                   --             (614,001)
   Other transactions........................................................                   --                   --
   Net loan activity.........................................................                   --                  (16)
   Net annuity transactions..................................................                   --                   --
                                                                               --------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                  181             (514,618)
                                                                               --------------------  -------------------
   Net increase (decrease) in net assets.....................................                  188             (115,543)

NET ASSETS:
   Beginning of period.......................................................                  216            1,148,191
                                                                               --------------------  -------------------
   End of period.............................................................    $             404    $       1,032,648
                                                                               ====================  ===================

                                                                                                        HARTFORD
                                                                                   FROST VALUE          BALANCED
                                                                                   EQUITY FUND          HLS FUND
                                                                                SUB-ACCOUNT (12)       SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              40   $          72,204
   Net realized gain (loss) on security transactions.........................              1,110             134,792
   Net realized gain distributions...........................................              1,746                  --
   Change in unrealized appreciation (depreciation) during the period........              1,948           1,337,781
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,844           1,544,777
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,744             255,994
   Net transfers.............................................................             (2,028)             67,665
   Surrenders for benefit payments and fees..................................                (14)         (1,206,396)
   Other transactions........................................................                 --                (191)
   Net loan activity.........................................................                 --                (118)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (298)           (883,046)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,546             661,731

NET ASSETS:
   Beginning of period.......................................................             14,292           7,860,989
                                                                               ------------------  ------------------
   End of period.............................................................  $          18,838   $       8,522,720
                                                                               ==================  ==================

(12) Formerly Frost Dividend Value Equity Fund. Change effective November 28, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-312

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-313

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                                       HARTFORD
                                                                                  HARTFORD              CAPITAL
                                                                                TOTAL RETURN         APPRECIATION
                                                                                BOND HLS FUND          HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          715,935   $           80,655
   Net realized gain (loss) on security transactions.......................             209,672              529,823
   Net realized gain distributions.........................................                  --               73,142
   Change in unrealized appreciation (depreciation) during the period......          (1,396,575)           8,462,350
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (470,968)           9,145,970
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           2,873,389            1,848,742
   Net transfers...........................................................          (1,544,978)            (596,576)
   Surrenders for benefit payments and fees................................          (3,168,389)          (6,955,557)
   Other transactions......................................................                  41                  (66)
   Net loan activity.......................................................                (407)                (388)
   Net annuity transactions................................................             (13,319)              (8,867)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,853,663)          (5,712,712)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (2,324,631)           3,433,258

NET ASSETS:
   Beginning of period.....................................................          22,609,896           25,685,661
                                                                             -------------------  -------------------
   End of period...........................................................  $       20,285,265   $       29,118,919
                                                                             ===================  ===================

                                                                                  HARTFORD
                                                                                  DIVIDEND            HARTFORD
                                                                                 AND GROWTH        GLOBAL RESEARCH
                                                                                  HLS FUND            HLS FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         476,833   $           2,383
   Net realized gain (loss) on security transactions.......................          4,220,764              83,462
   Net realized gain distributions.........................................            861,850                  --
   Change in unrealized appreciation (depreciation) during the period......          2,999,643              67,113
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........          8,559,090             152,958
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          4,045,685              53,287
   Net transfers...........................................................           (927,365)           (224,445)
   Surrenders for benefit payments and fees................................         (5,089,300)           (212,141)
   Other transactions......................................................               (309)                (27)
   Net loan activity.......................................................               (378)                (31)
   Net annuity transactions................................................            (10,582)                 --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,982,249)           (383,357)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          6,576,841            (230,399)

NET ASSETS:
   Beginning of period.....................................................         27,686,271             771,617
                                                                             ------------------  ------------------
   End of period...........................................................  $      34,263,112   $         541,218
                                                                             ==================  ==================


                                                                                  HARTFORD           HARTFORD
                                                                                 HEALTHCARE        GLOBAL GROWTH
                                                                                  HLS FUND           HLS FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,020)  $            (299)
   Net realized gain (loss) on security transactions.......................            296,260               5,361
   Net realized gain distributions.........................................            160,485                  --
   Change in unrealized appreciation (depreciation) during the period......            562,513              24,880
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........          1,013,238              29,942
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            277,948              21,686
   Net transfers...........................................................            678,276              (5,044)
   Surrenders for benefit payments and fees................................           (657,569)             (2,040)
   Other transactions......................................................                  1                  --
   Net loan activity.......................................................                (93)                (18)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            298,563              14,584
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          1,311,801              44,526

NET ASSETS:
   Beginning of period.....................................................          1,711,002              76,840
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,022,803   $         121,366
                                                                             ==================  ==================

                                                                                                     HARTFORD
                                                                                 HARTFORD             GROWTH
                                                                                  GROWTH           OPPORTUNITIES
                                                                                 HLS FUND            HLS FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (4,616)  $         (30,845)
   Net realized gain (loss) on security transactions.......................             52,819             343,945
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......            113,246             790,230
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            161,449           1,103,330
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            133,191             641,679
   Net transfers...........................................................             45,194             134,418
   Surrenders for benefit payments and fees................................           (154,872)           (582,679)
   Other transactions......................................................               (456)               (293)
   Net loan activity.......................................................                (72)               (290)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             22,985             192,835
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            184,434           1,296,165

NET ASSETS:
   Beginning of period.....................................................            430,667           3,195,325
                                                                             ------------------  ------------------
   End of period...........................................................  $         615,101   $       4,491,490
                                                                             ==================  ==================

                                                                                                      HARTFORD
                                                                                 HARTFORD           INTERNATIONAL
                                                                                   INDEX            OPPORTUNITIES
                                                                                 HLS FUND             HLS FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         104,338    $          12,490
   Net realized gain (loss) on security transactions.......................            645,939                 (715)
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......          1,999,641              188,816
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........          2,749,918              200,591
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            807,724               93,466
   Net transfers...........................................................           (677,380)            (144,080)
   Surrenders for benefit payments and fees................................         (1,908,451)            (122,879)
   Other transactions......................................................               (203)                   1
   Net loan activity.......................................................               (204)                 (40)
   Net annuity transactions................................................             (7,552)                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,786,066)            (173,532)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            963,852               27,059

NET ASSETS:
   Beginning of period.....................................................          9,751,347            1,115,118
                                                                             ------------------  -------------------
   End of period...........................................................  $      10,715,199    $       1,142,177
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-314

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-315

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                    HARTFORD             HARTFORD
                                                                                     MIDCAP             ULTRASHORT
                                                                                    HLS FUND           BOND HLS FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (13)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (64,185)  $         (57,569)
   Net realized gain (loss) on security transactions.........................           3,877,566                 (89)
   Net realized gain distributions...........................................             794,982                  --
   Change in unrealized appreciation (depreciation) during the period........           1,833,278              (3,529)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           6,441,641             (61,187)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           2,086,247           1,357,548
   Net transfers.............................................................            (359,352)         (1,280,194)
   Surrenders for benefit payments and fees..................................          (1,726,115)         (2,839,365)
   Other transactions........................................................                 564                   1
   Net loan activity.........................................................                 (74)               (667)
   Net annuity transactions..................................................                  --              (7,056)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               1,270          (2,769,733)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           6,442,911          (2,830,920)

NET ASSETS:
   Beginning of period.......................................................          16,145,844           9,299,720
                                                                               -------------------  ------------------
   End of period.............................................................   $      22,588,755   $       6,468,800
                                                                               ===================  ==================


                                                                                    HARTFORD           HARTFORD
                                                                                  SMALL COMPANY     SMALLCAP GROWTH
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (30,535)  $          (2,636)
   Net realized gain (loss) on security transactions.........................          1,195,074              32,712
   Net realized gain distributions...........................................            522,641              49,320
   Change in unrealized appreciation (depreciation) during the period........            712,666              64,446
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          2,399,846             143,842
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            880,848              61,434
   Net transfers.............................................................             83,821              81,018
   Surrenders for benefit payments and fees..................................           (735,546)            (42,434)
   Other transactions........................................................                626                (180)
   Net loan activity.........................................................               (116)                (26)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            229,633              99,812
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          2,629,479             243,654

NET ASSETS:
   Beginning of period.......................................................          5,388,108             278,306
                                                                               ------------------  ------------------
   End of period.............................................................  $       8,017,587   $         521,960
                                                                               ==================  ==================

                                                                                                         HARTFORD
                                                                                                      U.S. GOVERNMENT
                                                                                    HARTFORD            SECURITIES
                                                                                 STOCK HLS FUND          HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          78,385   $          20,127
   Net realized gain (loss) on security transactions.........................             108,390              (8,026)
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........           1,455,344             (55,843)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,642,119             (43,742)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             134,698              59,202
   Net transfers.............................................................             (53,526)           (103,292)
   Surrenders for benefit payments and fees..................................            (586,521)           (491,682)
   Other transactions........................................................                (508)                  1
   Net loan activity.........................................................                 (12)                (15)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (505,869)           (535,786)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           1,136,250            (579,528)

NET ASSETS:
   Beginning of period.......................................................           5,402,432           1,877,480
                                                                               -------------------  ------------------
   End of period.............................................................   $       6,538,682   $       1,297,952
                                                                               ===================  ==================


                                                                                                     THE HARTFORD
                                                                                   HARTFORD           CHECKS AND
                                                                                VALUE HLS FUND       BALANCES FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          14,101   $           1,649
   Net realized gain (loss) on security transactions.........................             75,504              51,322
   Net realized gain distributions...........................................                 --              37,348
   Change in unrealized appreciation (depreciation) during the period........            302,758               3,654
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            392,363              93,973
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            129,926              79,281
   Net transfers.............................................................              3,975             (29,310)
   Surrenders for benefit payments and fees..................................           (304,961)           (323,156)
   Other transactions........................................................               (765)                (11)
   Net loan activity.........................................................                (29)                 (7)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (171,854)           (273,203)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            220,509            (179,230)

NET ASSETS:
   Beginning of period.......................................................          1,391,267             438,210
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,611,776   $         258,980
                                                                               ==================  ==================


                                                                                                     THE HARTFORD
                                                                                    HARTFORD       TARGET RETIREMENT
                                                                                   HIGH YIELD          2010 FUND
                                                                                SUB-ACCOUNT (14)      SUB-ACCOUNT
                                                                               -----------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            351  $            (565)
   Net realized gain (loss) on security transactions.........................                 --             36,137
   Net realized gain distributions...........................................                 --             57,565
   Change in unrealized appreciation (depreciation) during the period........                143            (23,455)
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                494             69,682
                                                                               -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             13,496            152,248
   Net transfers.............................................................                 --               (948)
   Surrenders for benefit payments and fees..................................                 --           (290,195)
   Other transactions........................................................                  1                373
   Net loan activity.........................................................                 --                (36)
   Net annuity transactions..................................................                 --                 --
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             13,497           (138,558)
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets.....................................             13,991            (68,876)

NET ASSETS:
   Beginning of period.......................................................                 --          1,252,606
                                                                               -----------------  ------------------
   End of period.............................................................   $         13,991  $       1,183,730
                                                                               =================  ==================

(13)  Formerly Hartford Money Market HLS Fund. Change effective October 21,
      2013.

(14)  Funded as of January 7, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-316

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-317

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                               THE HARTFORD         THE HARTFORD
                                                                             TARGET RETIREMENT    TARGET RETIREMENT
                                                                                 2020 FUND            2030 FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           4,895   $           14,374
   Net realized gain (loss) on security transactions.......................            164,956              193,621
   Net realized gain distributions.........................................            235,191              191,407
   Change in unrealized appreciation (depreciation) during the period......            118,889              319,028
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            523,931              718,430
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            924,439            1,262,724
   Net transfers...........................................................            (87,953)            (122,726)
   Surrenders for benefit payments and fees................................         (1,278,708)          (1,373,209)
   Other transactions......................................................                 55                   (2)
   Net loan activity.......................................................               (328)                (499)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (442,495)            (233,712)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             81,436              484,718

NET ASSETS:
   Beginning of period.....................................................          5,032,546            4,554,766
                                                                             ------------------  -------------------
   End of period...........................................................  $       5,113,982   $        5,039,484
                                                                             ==================  ===================

                                                                                THE HARTFORD         THE HARTFORD
                                                                                DIVIDEND AND         INTERNATIONAL
                                                                                 GROWTH FUND      OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           13,242   $              852
   Net realized gain (loss) on security transactions.......................             152,011                1,717
   Net realized gain distributions.........................................             118,803                6,816
   Change in unrealized appreciation (depreciation) during the period......             202,489               26,049
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             486,545               35,434
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             266,513               42,586
   Net transfers...........................................................             (49,485)              17,617
   Surrenders for benefit payments and fees................................            (691,210)              (7,833)
   Other transactions......................................................                 (53)                  (3)
   Net loan activity.......................................................                 (11)                  (7)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (474,246)              52,360
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              12,299               87,794

NET ASSETS:
   Beginning of period.....................................................           1,932,825              143,650
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,945,124   $          231,444
                                                                             ===================  ===================

                                                                                                     THE HARTFORD
                                                                                THE HARTFORD             SMALL
                                                                                 MIDCAP FUND         COMPANY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (4,132)  $          (3,489)
   Net realized gain (loss) on security transactions.......................              11,629              28,460
   Net realized gain distributions.........................................              32,530             115,980
   Change in unrealized appreciation (depreciation) during the period......              90,331             203,505
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             130,358             344,456
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             103,034             184,588
   Net transfers...........................................................             (18,600)             31,565
   Surrenders for benefit payments and fees................................             (47,807)            (94,600)
   Other transactions......................................................                  (4)                 58
   Net loan activity.......................................................                 (26)                (67)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              36,597             121,544
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             166,955             466,000

NET ASSETS:
   Beginning of period.....................................................             325,269             739,864
                                                                             -------------------  ------------------
   End of period...........................................................   $         492,224   $       1,205,864
                                                                             ===================  ==================

                                                                                THE HARTFORD
                                                                                TOTAL RETURN         THE HARTFORD
                                                                                  BOND FUND         HEALTHCARE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            4,373    $            (721)
   Net realized gain (loss) on security transactions.......................                 (39)              17,431
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             (12,546)              16,832
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (8,212)              33,542
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              64,361               22,754
   Net transfers...........................................................             (44,469)               1,856
   Surrenders for benefit payments and fees................................             (33,951)             (50,723)
   Other transactions......................................................                   1                   (5)
   Net loan activity.......................................................                  (4)                 (15)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (14,062)             (26,133)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (22,274)               7,409

NET ASSETS:
   Beginning of period.....................................................             307,098               77,542
                                                                             -------------------  -------------------
   End of period...........................................................  $          284,824    $          84,951
                                                                             ===================  ===================

                                                                                THE HARTFORD         THE HARTFORD
                                                                                   GROWTH              BALANCED
                                                                             OPPORTUNITIES FUND     ALLOCATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,196)  $           7,632
   Net realized gain (loss) on security transactions.......................              30,099             121,546
   Net realized gain distributions.........................................               3,371               6,055
   Change in unrealized appreciation (depreciation) during the period......                 896             150,153
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              33,170             285,386
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              35,419             752,802
   Net transfers...........................................................               9,182            (176,223)
   Surrenders for benefit payments and fees................................            (121,328)           (763,418)
   Other transactions......................................................                  --                  19
   Net loan activity.......................................................                 (21)               (427)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (76,748)           (187,247)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (43,578)             98,139

NET ASSETS:
   Beginning of period.....................................................             117,702           3,309,373
                                                                             -------------------  ------------------
   End of period...........................................................   $          74,124   $       3,407,512
                                                                             ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-318

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-319

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                 THE HARTFORD        THE HARTFORD
                                                                                 CONSERVATIVE           CAPITAL
                                                                                ALLOCATION FUND    APPRECIATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (6,765)  $         (50,450)
   Net realized gain (loss) on security transactions.........................             45,880             740,327
   Net realized gain distributions...........................................             42,706             340,224
                                                                               ------------------  ------------------
   Change in unrealized appreciation (depreciation) during the period........            (86,052)          1,842,198
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (4,231)          2,872,299

UNIT TRANSACTIONS:
   Purchases.................................................................            215,991           1,409,579
   Net transfers.............................................................           (253,502)           (110,685)
   Surrenders for benefit payments and fees..................................           (717,046)         (1,441,211)
   Other transactions........................................................                  4                  23
   Net loan activity.........................................................               (126)               (333)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (754,679)           (142,627)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (758,910)          2,729,672

NET ASSETS:
   Beginning of period.......................................................          2,142,210           7,293,732
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,383,300   $      10,023,404
                                                                               ==================  ==================

                                                                                  THE HARTFORD
                                                                                     GROWTH            THE HARTFORD
                                                                                 ALLOCATION FUND       MONEY MARKET
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (15)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (3,320)  $          (8,615)
   Net realized gain (loss) on security transactions.........................             179,061                  --
   Net realized gain distributions...........................................                  --                  --
                                                                               -------------------  ------------------
   Change in unrealized appreciation (depreciation) during the period........             377,937                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             553,678              (8,615)

UNIT TRANSACTIONS:
   Purchases.................................................................             607,424             442,891
   Net transfers.............................................................            (267,416)         (2,004,183)
   Surrenders for benefit payments and fees..................................            (637,762)           (426,235)
   Other transactions........................................................                  14                  (3)
   Net loan activity.........................................................                (206)               (819)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (297,946)         (1,988,349)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             255,732          (1,996,964)

NET ASSETS:
   Beginning of period.......................................................           3,140,328           1,996,964
                                                                               -------------------  ------------------
   End of period.............................................................   $       3,396,060   $              --
                                                                               ===================  ==================


                                                                                  THE HARTFORD        THE HARTFORD
                                                                               INFLATION PLUS FUND     VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,849)   $              17
   Net realized gain (loss) on security transactions.........................            (95,750)                 109
   Net realized gain distributions...........................................             13,442                1,005
                                                                               -------------------  ------------------
   Change in unrealized appreciation (depreciation) during the period........            (46,257)                  42
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (131,414)               1,173

UNIT TRANSACTIONS:
   Purchases.................................................................            210,399                2,695
   Net transfers.............................................................         (1,171,008)                  --
   Surrenders for benefit payments and fees..................................           (134,410)                (638)
   Other transactions........................................................                 (1)                  --
   Net loan activity.........................................................                (38)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,095,058)               2,057
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,226,472)               3,230

NET ASSETS:
   Beginning of period.......................................................          1,576,143                3,087
                                                                               -------------------  ------------------
   End of period.............................................................  $         349,671    $           6,317
                                                                               ===================  ==================

                                                                                 THE HARTFORD         THE HARTFORD
                                                                                    EQUITY          TARGET RETIREMENT
                                                                                  INCOME FUND           2015 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,693    $           2,376
   Net realized gain (loss) on security transactions.........................             40,929               37,464
   Net realized gain distributions...........................................             11,124               82,484
                                                                               ------------------  -------------------
   Change in unrealized appreciation (depreciation) during the period........             13,656               20,548
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             68,402              142,872

UNIT TRANSACTIONS:
   Purchases.................................................................            130,385              391,150
   Net transfers.............................................................             24,942             (180,075)
   Surrenders for benefit payments and fees..................................            (47,696)            (620,407)
   Other transactions........................................................                 (3)                  (1)
   Net loan activity.........................................................                (36)                 (10)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            107,592             (409,343)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            175,994             (266,471)

NET ASSETS:
   Beginning of period.......................................................            199,659            2,032,945
                                                                               ------------------  -------------------
   End of period.............................................................  $         375,653    $       1,766,474
                                                                               ==================  ===================

                                                                                  THE HARTFORD         THE HARTFORD
                                                                                TARGET RETIREMENT    TARGET RETIREMENT
                                                                                    2025 FUND            2035 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           13,104   $          11,175
   Net realized gain (loss) on security transactions.........................              88,885              59,623
   Net realized gain distributions...........................................             151,268              67,333
                                                                               -------------------  ------------------
   Change in unrealized appreciation (depreciation) during the period........             297,932             206,322
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             551,189             344,453

UNIT TRANSACTIONS:
   Purchases.................................................................           1,045,073             615,281
   Net transfers.............................................................             (93,477)             15,302
   Surrenders for benefit payments and fees..................................            (476,623)           (269,585)
   Other transactions........................................................                  15                  19
   Net loan activity.........................................................                (556)               (387)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             474,432             360,630
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           1,025,621             705,083

NET ASSETS:
   Beginning of period.......................................................           3,855,300           1,630,619
                                                                               -------------------  ------------------
   End of period.............................................................  $        4,880,921   $       2,335,702
                                                                               ===================  ==================

(15)  Effective April 26, 2013 The Hartford Money Market was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-320

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-321

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                  THE HARTFORD         THE HARTFORD
                                                                                TARGET RETIREMENT    TARGET RETIREMENT
                                                                                    2040 FUND            2045 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          11,802   $           9,298
   Net realized gain (loss) on security transactions.........................              49,067              25,775
   Net realized gain distributions...........................................              76,196              49,424
   Change in unrealized appreciation (depreciation) during the period........             220,218             192,241
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             357,283             276,738
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             604,655             459,343
   Net transfers.............................................................             (56,645)            (22,185)
   Surrenders for benefit payments and fees..................................            (337,338)           (148,896)
   Other transactions........................................................                 (93)                 (1)
   Net loan activity.........................................................                (791)               (271)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             209,788             287,990
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             567,071             564,728

NET ASSETS:
   Beginning of period.......................................................           1,736,457           1,319,583
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,303,528   $       1,884,311
                                                                               ===================  ==================


                                                                                  THE HARTFORD       THE HARTFORD
                                                                                TARGET RETIREMENT      BALANCED
                                                                                    2050 FUND         INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,024   $             743
   Net realized gain (loss) on security transactions.........................             38,359               2,070
   Net realized gain distributions...........................................             29,745               1,024
   Change in unrealized appreciation (depreciation) during the period........             80,937               2,933
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            152,065               6,770
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            316,812             124,339
   Net transfers.............................................................                752             (66,636)
   Surrenders for benefit payments and fees..................................           (221,025)             (8,532)
   Other transactions........................................................                  3                  --
   Net loan activity.........................................................               (286)                (12)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             96,256              49,159
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            248,321              55,929

NET ASSETS:
   Beginning of period.......................................................            721,067              23,251
                                                                               ------------------  ------------------
   End of period.............................................................  $         969,388   $          79,180
                                                                               ==================  ==================

                                                                                  THE HARTFORD
                                                                                  INTERNATIONAL        THE HARTFORD
                                                                                      SMALL               MIDCAP
                                                                                  COMPANY FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (71)  $             (83)
   Net realized gain (loss) on security transactions.........................                 246                   1
   Net realized gain distributions...........................................                  --               2,716
   Change in unrealized appreciation (depreciation) during the period........               2,822                (426)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               2,997               2,208
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               8,203              29,996
   Net transfers.............................................................                (344)                (10)
   Surrenders for benefit payments and fees..................................                (222)                (21)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                  (1)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               7,636              29,965
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              10,633              32,173

NET ASSETS:
   Beginning of period.......................................................               3,229                 529
                                                                               -------------------  ------------------
   End of period.............................................................   $          13,862   $          32,702
                                                                               ===================  ==================


                                                                                 THE HARTFORD      HOTCHKIS AND WILEY
                                                                                    GLOBAL              LARGE CAP
                                                                                ALL-ASSET FUND         VALUE FUND
                                                                               SUB-ACCOUNT (16)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              19    $           3,937
   Net realized gain (loss) on security transactions.........................                 --               (3,907)
   Net realized gain distributions...........................................                  9                   --
   Change in unrealized appreciation (depreciation) during the period........                140              211,627
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                168              211,657
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,750               34,982
   Net transfers.............................................................                 --                8,732
   Surrenders for benefit payments and fees..................................                (14)             (61,943)
   Other transactions........................................................                 --                   --
   Net loan activity.........................................................                 --                  (13)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,736              (18,242)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              2,904              193,415

NET ASSETS:
   Beginning of period.......................................................                 --              550,180
                                                                               ------------------  -------------------
   End of period.............................................................  $           2,904    $         743,595
                                                                               ==================  ===================


                                                                                  INVESCO V.I.
                                                                                   TECHNOLOGY             INVESCO
                                                                                      FUND            TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (770)  $          (2,295)
   Net realized gain (loss) on security transactions.........................              11,157              45,854
   Net realized gain distributions...........................................               8,777              23,569
   Change in unrealized appreciation (depreciation) during the period........               6,467                 694
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              25,631              67,822
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 769              42,327
   Net transfers.............................................................            (144,673)             (5,632)
   Surrenders for benefit payments and fees..................................              (4,788)           (159,484)
   Other transactions........................................................                  --                  (1)
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (148,692)           (122,790)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (123,061)            (54,968)

NET ASSETS:
   Beginning of period.......................................................             240,487             348,854
                                                                               -------------------  ------------------
   End of period.............................................................   $         117,426   $         293,886
                                                                               ===================  ==================

(16)  Funded as of February 8, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-322

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-323

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                 IVY GLOBAL
                                                                                   NATURAL           IVY LARGE CAP
                                                                               RESOURCES FUND         GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (15,388)   $          (5,447)
   Net realized gain (loss) on security transactions.......................             (36,703)             233,600
   Net realized gain distributions.........................................                  --               71,624
   Change in unrealized appreciation (depreciation) during the period......             194,168               21,353
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             142,077              321,130
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             375,145              265,436
   Net transfers...........................................................              (4,072)            (610,669)
   Surrenders for benefit payments and fees................................            (201,754)            (597,233)
   Other transactions......................................................                  32                    3
   Net loan activity.......................................................                 (59)                 (99)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             169,292             (942,562)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             311,369             (621,432)

NET ASSETS:
   Beginning of period.....................................................           1,828,737            1,306,004
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,140,106    $         684,572
                                                                             ===================  ===================


                                                                               IVY SCIENCE &          IVY ASSET
                                                                              TECHNOLOGY FUND       STRATEGY FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,605)  $           (2,842)
   Net realized gain (loss) on security transactions.......................             63,297               69,396
   Net realized gain distributions.........................................             30,096                   --
   Change in unrealized appreciation (depreciation) during the period......            274,705              258,562
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            361,493              325,116
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            221,312              296,915
   Net transfers...........................................................            363,816                4,575
   Surrenders for benefit payments and fees................................            (76,606)            (156,901)
   Other transactions......................................................               (752)                 175
   Net loan activity.......................................................                (47)                (105)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            507,723              144,659
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            869,216              469,775

NET ASSETS:
   Beginning of period.....................................................            438,472            1,355,970
                                                                             ------------------  -------------------
   End of period...........................................................  $       1,307,688   $        1,825,745
                                                                             ==================  ===================

                                                                                                      JANUS ASPEN
                                                                                 JANUS ASPEN        GLOBAL RESEARCH
                                                                               FORTY PORTFOLIO         PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (17)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              173    $           1,377
   Net realized gain (loss) on security transactions.......................                 639                1,916
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             496,976               64,380
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             497,788               67,673
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              14,650                2,812
   Net transfers...........................................................             (88,395)             110,333
   Surrenders for benefit payments and fees................................             (23,907)              (1,820)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (9,902)              (1,834)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (107,554)             109,491
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             390,234              177,164

NET ASSETS:
   Beginning of period.....................................................           1,745,685              231,779
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,135,919    $         408,943
                                                                             ===================  ===================

                                                                                 JANUS ASPEN          JANUS ASPEN
                                                                                 ENTERPRISE            BALANCED
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (60)  $            7,373
   Net realized gain (loss) on security transactions.......................               7,221                  758
   Net realized gain distributions.........................................                  --               22,790
   Change in unrealized appreciation (depreciation) during the period......               4,138               53,576
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              11,299               84,497
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               1,320               22,855
   Net transfers...........................................................             (18,835)              12,071
   Surrenders for benefit payments and fees................................             (11,988)             (14,212)
   Other transactions......................................................                  (2)                   1
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (29,505)              20,715
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (18,206)             105,212

NET ASSETS:
   Beginning of period.....................................................              50,162              428,887
                                                                             -------------------  -------------------
   End of period...........................................................  $           31,956   $          534,099
                                                                             ===================  ===================

                                                                                JANUS ASPEN             JANUS
                                                                                 OVERSEAS             FLEXIBLE
                                                                                 PORTFOLIO            BOND FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           8,771   $              363
   Net realized gain (loss) on security transactions.......................             (8,590)                 876
   Net realized gain distributions.........................................                 --                  125
   Change in unrealized appreciation (depreciation) during the period......             45,859               (1,247)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             46,040                  117
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              4,033                4,743
   Net transfers...........................................................             (5,796)             (23,584)
   Surrenders for benefit payments and fees................................            (23,567)              (1,081)
   Other transactions......................................................                 --                   --
   Net loan activity.......................................................                 --                   (5)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (25,330)             (19,927)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             20,710              (19,810)

NET ASSETS:
   Beginning of period.....................................................            357,633               31,036
                                                                             ------------------  -------------------
   End of period...........................................................  $         378,343   $           11,226
                                                                             ==================  ===================

(17)  Formerly Janus Aspen Worldwide Portfolio. Change effective May 1, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-324

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-325

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------




                                                                                    JANUS                JANUS
                                                                                 FORTY FUND          BALANCED FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           6,365    $          19,714
   Net realized gain (loss) on security transactions.......................             808,213               35,422
   Net realized gain distributions.........................................           1,191,896               53,898
   Change in unrealized appreciation (depreciation) during the period......            (216,237)             208,088
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           1,790,237              317,122
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             809,475              176,704
   Net transfers...........................................................          (1,193,948)             (29,150)
   Surrenders for benefit payments and fees................................          (1,603,493)            (263,427)
   Other transactions......................................................                 (18)                   2
   Net loan activity.......................................................                (266)                (160)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,988,250)            (116,031)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (198,013)             201,091

NET ASSETS:
   Beginning of period.....................................................           6,966,627            1,757,350
                                                                             -------------------  -------------------
   End of period...........................................................   $       6,768,614    $       1,958,441
                                                                             ===================  ===================



                                                                                    JANUS                JANUS
                                                                               ENTERPRISE FUND       OVERSEAS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (5,830)   $          96,935
   Net realized gain (loss) on security transactions.......................             113,618             (151,244)
   Net realized gain distributions.........................................              35,277                   --
   Change in unrealized appreciation (depreciation) during the period......              49,223              415,514
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             192,288              361,205
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             158,303              992,230
   Net transfers...........................................................              (6,017)          (3,006,537)
   Surrenders for benefit payments and fees................................            (346,148)          (1,582,641)
   Other transactions......................................................                 (70)                (403)
   Net loan activity.......................................................                 (38)                (195)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (193,970)          (3,597,546)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (1,682)          (3,236,341)

NET ASSETS:
   Beginning of period.....................................................             707,797            7,006,378
                                                                             -------------------  -------------------
   End of period...........................................................   $         706,115    $       3,770,037
                                                                             ===================  ===================


                                                                                    JANUS               PERKINS
                                                                                   GLOBAL               MID CAP
                                                                                RESEARCH FUND         VALUE FUND
                                                                              SUB-ACCOUNT (18)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,703)   $           4,176
   Net realized gain (loss) on security transactions.......................              89,930               89,228
   Net realized gain distributions.........................................                  --              106,717
   Change in unrealized appreciation (depreciation) during the period......               1,305               39,887
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              89,532              240,008
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              37,749              254,555
   Net transfers...........................................................              17,901             (403,650)
   Surrenders for benefit payments and fees................................            (294,757)            (270,885)
   Other transactions......................................................                  (4)                  78
   Net loan activity.......................................................                 (25)                 (37)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (239,136)            (419,939)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (149,604)            (179,931)

NET ASSETS:
   Beginning of period.....................................................             384,296              973,684
                                                                             -------------------  -------------------
   End of period...........................................................   $         234,692    $         793,753
                                                                             ===================  ===================

                                                                                 PRUDENTIAL
                                                                              JENNISON NATURAL        PRUDENTIAL
                                                                                  RESOURCES        JENNISON MID-CAP
                                                                                 FUND, INC.        GROWTH FUND, INC.
                                                                              SUB-ACCOUNT (19)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (34)   $          (9,278)
   Net realized gain (loss) on security transactions.......................                   2              114,653
   Net realized gain distributions.........................................                  --               56,832
   Change in unrealized appreciation (depreciation) during the period......                (210)             324,893
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (242)             487,100
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              34,394              372,963
   Net transfers...........................................................               1,177               39,761
   Surrenders for benefit payments and fees................................                 (20)            (372,004)
   Other transactions......................................................                  (1)                  (6)
   Net loan activity.......................................................                  --                 (117)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              35,550               40,597
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              35,308              527,697

NET ASSETS:
   Beginning of period.....................................................                  --            1,741,191
                                                                             -------------------  -------------------
   End of period...........................................................   $          35,308    $       2,268,888
                                                                             ===================  ===================


                                                                                 PRUDENTIAL
                                                                               JENNISON 20/20          JPMORGAN
                                                                                 FOCUS FUND         CORE BOND FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (2,713)   $          27,513
   Net realized gain (loss) on security transactions.......................               9,971                1,072
   Net realized gain distributions.........................................             113,681                6,978
   Change in unrealized appreciation (depreciation) during the period......              36,180              (65,628)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             157,119              (30,065)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              56,948              218,904
   Net transfers...........................................................              (9,564)              32,512
   Surrenders for benefit payments and fees................................             (74,907)            (138,333)
   Other transactions......................................................                  --                   41
   Net loan activity.......................................................                 (75)                 (63)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (27,598)             113,061
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             129,521               82,996

NET ASSETS:
   Beginning of period.....................................................             572,979            1,239,493
                                                                             -------------------  -------------------
   End of period...........................................................   $         702,500    $       1,322,489
                                                                             ===================  ===================

(18)  Formerly Janus Worldwide Growth Fund. Change effective March 18, 2013.

(19)  Funded as of February 1, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-326

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-327

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                 JPMORGAN             JPMORGAN
                                                                                 SMALL CAP            SMALL CAP
                                                                                EQUITY FUND          GROWTH FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (1,001)  $          (5,458)
   Net realized gain (loss) on security transactions.......................             41,648             116,053
   Net realized gain distributions.........................................              4,051              68,681
   Change in unrealized appreciation (depreciation) during the period......              7,940              91,503
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             52,638             270,779
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             54,628             171,389
   Net transfers...........................................................              6,863            (538,178)
   Surrenders for benefit payments and fees................................           (273,103)            (52,005)
   Other transactions......................................................                  1                 (92)
   Net loan activity.......................................................                 --                 (63)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (211,611)           (418,949)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (158,973)           (148,170)

NET ASSETS:
   Beginning of period.....................................................            239,697             910,163
                                                                             ------------------  ------------------
   End of period...........................................................  $          80,724   $         761,993
                                                                             ==================  ==================

                                                                                  JPMORGAN           JPMORGAN
                                                                                  SMALL CAP          U.S. REAL
                                                                                 VALUE FUND         ESTATE FUND
                                                                                 SUB-ACCOUNT     SUB-ACCOUNT (20)
                                                                             ------------------  -----------------
OPERATIONS:
   Net investment income (loss)............................................   $          4,878   $          1,724
   Net realized gain (loss) on security transactions.......................             26,623             (5,052)
   Net realized gain distributions.........................................             16,449                 --
   Change in unrealized appreciation (depreciation) during the period......            126,949             (1,470)
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets resulting from operations.........            174,899             (4,798)
                                                                             ------------------  -----------------

UNIT TRANSACTIONS:
   Purchases...............................................................             97,188             44,019
   Net transfers...........................................................            (29,590)          (160,872)
   Surrenders for benefit payments and fees................................            (52,249)           (72,872)
   Other transactions......................................................                 (1)                (1)
   Net loan activity.......................................................                (62)                (3)
   Net annuity transactions................................................                 --                 --
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets resulting from unit transactions..             15,286           (189,729)
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets...................................            190,185           (194,527)

NET ASSETS:
   Beginning of period.....................................................            486,419            194,527
                                                                             ------------------  -----------------
   End of period...........................................................   $        676,604   $             --
                                                                             ==================  =================

                                                                                                      JPMORGAN
                                                                                 JPMORGAN          SMARTRETIREMENT
                                                                             U.S. EQUITY FUND         2010 FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,217    $          9,992
   Net realized gain (loss) on security transactions.......................             12,216               1,932
   Net realized gain distributions.........................................             37,686                  --
   Change in unrealized appreciation (depreciation) during the period......             45,828              17,080
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             96,947              29,004
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            101,856             203,117
   Net transfers...........................................................            258,389                (411)
   Surrenders for benefit payments and fees................................            (83,287)            (74,256)
   Other transactions......................................................                 --                  --
   Net loan activity.......................................................                (33)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            276,925             128,450
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            373,872             157,454

NET ASSETS:
   Beginning of period.....................................................            210,609             352,739
                                                                             ------------------  ------------------
   End of period...........................................................  $         584,481    $        510,193
                                                                             ==================  ==================

                                                                                 JPMORGAN           JPMORGAN
                                                                              SMARTRETIREMENT    SMARTRETIREMENT
                                                                                 2015 FUND          2020 FUND
                                                                                SUB-ACCOUNT        SUB-ACCOUNT
                                                                             -----------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         26,788   $          26,731
   Net realized gain (loss) on security transactions.......................            15,314              15,914
   Net realized gain distributions.........................................                --               4,636
   Change in unrealized appreciation (depreciation) during the period......            48,039              72,612
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            90,141             119,893
                                                                             -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           488,464             614,317
   Net transfers...........................................................           110,719              78,126
   Surrenders for benefit payments and fees................................           (84,683)           (159,551)
   Other transactions......................................................                --                  (3)
   Net loan activity.......................................................               (12)               (100)
   Net annuity transactions................................................                --                  --
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           514,488             532,789
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets...................................           604,629             652,682

NET ASSETS:
   Beginning of period.....................................................           619,510             649,582
                                                                             -----------------  ------------------
   End of period...........................................................  $      1,224,139   $       1,302,264
                                                                             =================  ==================

                                                                                  JPMORGAN            JPMORGAN
                                                                               SMARTRETIREMENT     SMARTRETIREMENT
                                                                                  2025 FUND           2030 FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          34,151    $         49,562
   Net realized gain (loss) on security transactions.......................             19,401              12,143
   Net realized gain distributions.........................................             27,288              24,000
   Change in unrealized appreciation (depreciation) during the period......            134,398             189,166
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            215,238             274,871
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            584,066             687,826
   Net transfers...........................................................             66,481             275,910
   Surrenders for benefit payments and fees................................           (167,096)            (73,723)
   Other transactions......................................................                  9                  (1)
   Net loan activity.......................................................                (87)               (239)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            483,373             889,773
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            698,611           1,164,644

NET ASSETS:
   Beginning of period.....................................................          1,211,362           1,083,448
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,909,973    $      2,248,092
                                                                             ==================  ==================

(20)  Effective April 26, 2013 JPMorgan U.S. Real Estate Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-328

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-329

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                 JPMORGAN           JPMORGAN
                                                                              SMARTRETIREMENT    SMARTRETIREMENT
                                                                                 2035 FUND          2040 FUND
                                                                                SUB-ACCOUNT        SUB-ACCOUNT
                                                                             -----------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         18,899   $          29,778
   Net realized gain (loss) on security transactions.......................             4,343              36,052
   Net realized gain distributions.........................................            17,584              14,691
   Change in unrealized appreciation (depreciation) during the period......            94,152             113,359
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           134,978             193,880
                                                                             -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           441,769             609,067
   Net transfers...........................................................             7,378             (30,937)
   Surrenders for benefit payments and fees................................           (25,022)           (115,224)
   Other transactions......................................................                (2)                 (5)
   Net loan activity.......................................................               (29)               (556)
   Net annuity transactions................................................                --                  --
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           424,094             462,345
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets...................................           559,072             656,225

NET ASSETS:
   Beginning of period.....................................................           432,136             640,822
                                                                             -----------------  ------------------
   End of period...........................................................  $        991,208   $       1,297,047
                                                                             =================  ==================

                                                                                  JPMORGAN            JPMORGAN
                                                                               SMARTRETIREMENT     SMARTRETIREMENT
                                                                                  2045 FUND           2050 FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          11,495    $         33,044
   Net realized gain (loss) on security transactions.......................              2,762              21,068
   Net realized gain distributions.........................................              9,675              24,612
   Change in unrealized appreciation (depreciation) during the period......             56,684             138,159
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             80,616             216,883
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            239,505             453,858
   Net transfers...........................................................             14,352              11,995
   Surrenders for benefit payments and fees................................            (27,042)           (137,240)
   Other transactions......................................................                 --                  --
   Net loan activity.......................................................               (221)               (793)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            226,594             327,820
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            307,210             544,703

NET ASSETS:
   Beginning of period.....................................................            273,574             818,277
                                                                             ------------------  ------------------
   End of period...........................................................  $         580,784    $      1,362,980
                                                                             ==================  ==================

                                                                                 JPMORGAN           JPMORGAN
                                                                              SMARTRETIREMENT    SMARTRETIREMENT
                                                                                INCOME FUND         2055 FUND
                                                                                SUB-ACCOUNT        SUB-ACCOUNT
                                                                             -----------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          2,997   $             712
   Net realized gain (loss) on security transactions.......................             1,233                  34
   Net realized gain distributions.........................................                --                  18
   Change in unrealized appreciation (depreciation) during the period......             4,433               1,263
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             8,663               2,027
                                                                             -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            33,556              32,112
   Net transfers...........................................................            78,653               1,956
   Surrenders for benefit payments and fees................................           (11,007)               (499)
   Other transactions......................................................                (2)                  3
   Net loan activity.......................................................                --                  --
   Net annuity transactions................................................                --                  --
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           101,200              33,572
                                                                             -----------------  ------------------
   Net increase (decrease) in net assets...................................           109,863              35,599

NET ASSETS:
   Beginning of period.....................................................           116,835                 281
                                                                             -----------------  ------------------
   End of period...........................................................  $        226,698   $          35,880
                                                                             =================  ==================

                                                                                  JPMORGAN             KEELEY
                                                                                 PRIME MONEY          SMALL CAP
                                                                                 MARKET FUND         VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (14,191)   $           (250)
   Net realized gain (loss) on security transactions.......................                 --              98,057
   Net realized gain distributions.........................................                 22                  --
   Change in unrealized appreciation (depreciation) during the period......                 --             451,344
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (14,169)            549,151
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            293,142             133,401
   Net transfers...........................................................            707,596              71,494
   Surrenders for benefit payments and fees................................           (753,478)           (245,311)
   Other transactions......................................................                  3                (442)
   Net loan activity.......................................................               (348)                (66)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            246,915             (40,924)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            232,746             508,227

NET ASSETS:
   Beginning of period.....................................................          1,755,670           1,674,317
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,988,416    $      2,182,544
                                                                             ==================  ==================


                                                                               LOOMIS SAYLES       LKCM AQUINAS
                                                                                 BOND FUND          GROWTH FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          23,843   $          (1,519)
   Net realized gain (loss) on security transactions.......................              9,896               2,441
   Net realized gain distributions.........................................              3,065              17,061
   Change in unrealized appreciation (depreciation) during the period......             (7,242)             14,397
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             29,562              32,380
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            146,960             127,902
   Net transfers...........................................................             63,995             (22,597)
   Surrenders for benefit payments and fees................................           (145,388)             (1,526)
   Other transactions......................................................                 (5)                 (2)
   Net loan activity.......................................................                 (5)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             65,557             103,777
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             95,119             136,157

NET ASSETS:
   Beginning of period.....................................................            642,423              64,290
                                                                             ------------------  ------------------
   End of period...........................................................  $         737,542   $         200,447
                                                                             ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-330

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-331

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------




                                                                                  LKCM AQUINAS          LORD ABBETT
                                                                                   VALUE FUND         AFFILIATED FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,218)  $           7,976
   Net realized gain (loss) on security transactions.........................               1,571              63,433
   Net realized gain distributions...........................................              10,057                  --
   Change in unrealized appreciation (depreciation) during the period........              28,490             133,051
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              38,900             204,460
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             100,081             134,860
   Net transfers.............................................................               1,833              (2,582)
   Surrenders for benefit payments and fees..................................              (1,592)           (226,730)
   Other transactions........................................................                  (2)                 --
   Net loan activity.........................................................                  --                (152)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             100,320             (94,604)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             139,220             109,856

NET ASSETS:
   Beginning of period.......................................................              75,697             676,019
                                                                               -------------------  ------------------
   End of period.............................................................   $         214,917   $         785,875
                                                                               ===================  ==================


                                                                                   LORD ABBETT        LORD ABBETT
                                                                                   FUNDAMENTAL      BOND DEBENTURE
                                                                                   EQUITY FUND           FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (14,652)  $          94,226
   Net realized gain (loss) on security transactions.........................            266,786              49,323
   Net realized gain distributions...........................................            627,169              46,674
   Change in unrealized appreciation (depreciation) during the period........            334,259             (50,007)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,213,562             140,216
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            526,354             446,439
   Net transfers.............................................................           (367,127)            (59,424)
   Surrenders for benefit payments and fees..................................           (351,382)           (283,783)
   Other transactions........................................................                221                 235
   Net loan activity.........................................................                (67)                (95)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (192,001)            103,372
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,021,561             243,588

NET ASSETS:
   Beginning of period.......................................................          3,426,254           2,035,441
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,447,815   $       2,279,029
                                                                               ==================  ==================

                                                                                                        LORD ABBETT
                                                                                   LORD ABBETT          CALIBRATED
                                                                                     GROWTH              DIVIDEND
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,447)  $             644
   Net realized gain (loss) on security transactions.........................               9,480              46,184
   Net realized gain distributions...........................................              51,100              33,633
   Change in unrealized appreciation (depreciation) during the period........              30,910               5,115
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              89,043              85,576
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              43,563              43,458
   Net transfers.............................................................              (2,597)            (11,097)
   Surrenders for benefit payments and fees..................................             (51,665)           (150,992)
   Other transactions........................................................                  --                 (65)
   Net loan activity.........................................................                 (26)                (19)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (10,725)           (118,715)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              78,318             (33,139)

NET ASSETS:
   Beginning of period.......................................................             242,742             352,072
                                                                               -------------------  ------------------
   End of period.............................................................   $         321,060   $         318,933
                                                                               ===================  ==================


                                                                                                       LORD ABBETT
                                                                                  LORD ABBETT          DEVELOPING
                                                                               TOTAL RETURN FUND    GROWTH FUND, INC.
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          10,305    $          (7,736)
   Net realized gain (loss) on security transactions.........................             (4,997)              89,245
   Net realized gain distributions...........................................                 --              382,902
   Change in unrealized appreciation (depreciation) during the period........            (19,568)             300,899
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (14,260)             765,310
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             82,639              215,540
   Net transfers.............................................................            (34,147)             220,024
   Surrenders for benefit payments and fees..................................           (118,112)            (281,851)
   Other transactions........................................................                 25                  229
   Net loan activity.........................................................                 --                  (56)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (69,595)             153,886
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (83,855)             919,196

NET ASSETS:
   Beginning of period.......................................................            573,195            1,318,027
                                                                               ------------------  -------------------
   End of period.............................................................  $         489,340    $       2,237,223
                                                                               ==================  ===================


                                                                                   LORD ABBETT         LORD ABBETT
                                                                                  INTERNATIONAL           VALUE
                                                                                CORE EQUITY FUND   OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (22)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           4,374   $         (24,867)
   Net realized gain (loss) on security transactions.........................             47,256             233,276
   Net realized gain distributions...........................................                 --             745,425
   Change in unrealized appreciation (depreciation) during the period........              5,943            (223,078)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             57,573             730,756
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             46,208             506,225
   Net transfers.............................................................             (1,590)             80,196
   Surrenders for benefit payments and fees..................................            (22,431)           (606,472)
   Other transactions........................................................                 --                (140)
   Net loan activity.........................................................                 (3)               (201)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             22,184             (20,392)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             79,757             710,364

NET ASSETS:
   Beginning of period.......................................................            257,872           2,620,734
                                                                               ------------------  ------------------
   End of period.............................................................  $         337,629   $       3,331,098
                                                                               ==================  ==================

(21) Effective November 22, 2013 Lord Abbett Classic Stock Fund merged with Lord Abbett Calibrated Dividend Growth Fund.

(22) Effective July 19, 2013 Lord Abbett Small Cap Blend Fund merged with Lord Abbett Value Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-332

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-333

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                 LEGG MASON
                                                                                   CAPITAL
                                                                                 MANAGEMENT           BMO MID-CAP
                                                                              VALUE TRUST, INC.       VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $             220    $            (173)
   Net realized gain (loss) on security transactions........................             (2,296)              10,420
   Net realized gain distributions..........................................                 --               62,879
   Change in unrealized appreciation (depreciation) during the period.......             72,495               54,572
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             70,419              127,698
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             13,010               65,076
   Net transfers............................................................             (2,808)              63,653
   Surrenders for benefit payments and fees.................................            (14,887)             (17,967)
   Other transactions.......................................................                 (2)                  (1)
   Net loan activity........................................................                 --                  (18)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             (4,687)             110,743
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             65,732              238,441

NET ASSETS:
   Beginning of period......................................................            196,416              295,828
                                                                              ------------------  -------------------
   End of period............................................................  $         262,148    $         534,269
                                                                              ==================  ===================


                                                                                 MFS EMERGING       MASSACHUSETTS
                                                                                    MARKETS       INVESTORS GROWTH
                                                                                  EQUITY FUND        STOCK FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          12,510   $              71
   Net realized gain (loss) on security transactions........................                510             739,591
   Net realized gain distributions..........................................              1,320              35,717
   Change in unrealized appreciation (depreciation) during the period.......            (41,028)            117,800
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            (26,688)            893,179
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            123,117             398,565
   Net transfers............................................................            (85,561)           (402,856)
   Surrenders for benefit payments and fees.................................            (97,718)           (361,268)
   Other transactions.......................................................                (70)                (20)
   Net loan activity........................................................                (34)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (60,266)           (365,579)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (86,954)            527,600

NET ASSETS:
   Beginning of period......................................................            378,862           2,998,335
                                                                              ------------------  ------------------
   End of period............................................................  $         291,908   $       3,525,935
                                                                              ==================  ==================

                                                                                                         MFS
                                                                                                    INTERNATIONAL
                                                                                   MFS HIGH              NEW
                                                                                  INCOME FUND      DISCOVERY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          70,391   $           1,889
   Net realized gain (loss) on security transactions........................             (6,551)              8,176
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......              7,538              49,275
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             71,378              59,340
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            167,131              47,116
   Net transfers............................................................             49,525              15,889
   Surrenders for benefit payments and fees.................................           (402,979)            (66,390)
   Other transactions.......................................................                102                  --
   Net loan activity........................................................                (15)                (14)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (186,236)             (3,399)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (114,858)             55,941

NET ASSETS:
   Beginning of period......................................................          1,390,306             326,492
                                                                              ------------------  ------------------
   End of period............................................................  $       1,275,448   $         382,433
                                                                              ==================  ==================



                                                                                  MFS MID CAP           MFS NEW
                                                                                  GROWTH FUND       DISCOVERY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (4,660)  $            (382)
   Net realized gain (loss) on security transactions........................             47,438              17,503
   Net realized gain distributions..........................................                 --              56,477
   Change in unrealized appreciation (depreciation) during the period.......            119,257              83,372
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            162,035             156,970
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             46,638             168,205
   Net transfers............................................................             22,615              46,099
   Surrenders for benefit payments and fees.................................           (147,739)            (33,714)
   Other transactions.......................................................                 --              (1,045)
   Net loan activity........................................................                 (8)                (23)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (78,494)            179,522
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             83,541             336,492

NET ASSETS:
   Beginning of period......................................................            473,211             357,774
                                                                              ------------------  ------------------
   End of period............................................................   $        556,752   $         694,266
                                                                              ==================  ==================



                                                                                 MFS RESEARCH           MFS TOTAL
                                                                              INTERNATIONAL FUND       RETURN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $          10,202   $          26,682
   Net realized gain (loss) on security transactions........................             105,264              45,191
   Net realized gain distributions..........................................                  --              15,871
   Change in unrealized appreciation (depreciation) during the period.......             195,044             204,951
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             310,510             292,695
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             569,859             345,765
   Net transfers............................................................              43,004              10,576
   Surrenders for benefit payments and fees.................................            (297,316)           (190,536)
   Other transactions.......................................................                  (6)                 (4)
   Net loan activity........................................................                (235)               (205)
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             315,306             165,596
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................             625,816             458,291

NET ASSETS:
   Beginning of period......................................................           1,569,111           1,544,326
                                                                              -------------------  ------------------
   End of period............................................................   $       2,194,927   $       2,002,617
                                                                              ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-334

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-335

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------




                                                                                     MFS                  MFS
                                                                               UTILITIES FUND         VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         113,647    $         95,265
   Net realized gain (loss) on security transactions........................            835,898             501,055
   Net realized gain distributions..........................................            211,889             150,751
   Change in unrealized appreciation (depreciation) during the period.......           (139,769)          1,570,595
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........          1,021,665           2,317,666
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            660,252           1,580,160
   Net transfers............................................................           (130,804)           (197,880)
   Surrenders for benefit payments and fees.................................         (2,379,465)         (1,551,521)
   Other transactions.......................................................               (246)                 35
   Net loan activity........................................................               (263)               (354)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (1,850,526)           (169,560)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (828,861)          2,148,106

NET ASSETS:
   Beginning of period......................................................          5,882,311           6,622,795
                                                                              ------------------  ------------------
   End of period............................................................  $       5,053,450    $      8,770,901
                                                                              ==================  ==================

                                                                                                          MFS
                                                                                                     MASSACHUSETTS
                                                                                MFS RESEARCH           INVESTORS
                                                                                  BOND FUND              TRUST
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $           2,604    $           5,088
   Net realized gain (loss) on security transactions........................                937               39,302
   Net realized gain distributions..........................................                 72               17,071
   Change in unrealized appreciation (depreciation) during the period.......             (5,726)             224,104
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             (2,113)             285,565
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             43,148              248,545
   Net transfers............................................................            (14,695)              36,353
   Surrenders for benefit payments and fees.................................            (16,028)            (144,347)
   Other transactions.......................................................                  3                  177
   Net loan activity........................................................                (12)                 (75)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             12,416              140,653
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             10,303              426,218

NET ASSETS:
   Beginning of period......................................................            158,787              860,923
                                                                              ------------------  -------------------
   End of period............................................................  $         169,090    $       1,287,141
                                                                              ==================  ===================


                                                                                      MFS
                                                                                 INTERNATIONAL        MFS CORE
                                                                                  GROWTH FUND        EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (301)  $           1,539
   Net realized gain (loss) on security transactions........................                855              18,610
   Net realized gain distributions..........................................                415                  --
   Change in unrealized appreciation (depreciation) during the period.......              5,216             254,242
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              6,185             274,391
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             30,875              45,936
   Net transfers............................................................              2,866              63,558
   Surrenders for benefit payments and fees.................................             (4,614)           (101,780)
   Other transactions.......................................................                  1                  (1)
   Net loan activity........................................................                 (9)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             29,119               7,713
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             35,304             282,104

NET ASSETS:
   Beginning of period......................................................             41,130             822,702
                                                                              ------------------  ------------------
   End of period............................................................  $          76,434   $       1,104,806
                                                                              ==================  ==================


                                                                                      MFS                MFS
                                                                                  GOVERNMENT        INTERNATIONAL
                                                                                SECURITIES FUND      VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          81,407   $          59,797
   Net realized gain (loss) on security transactions........................            (29,081)             72,359
   Net realized gain distributions..........................................             15,339              10,271
   Change in unrealized appreciation (depreciation) during the period.......           (235,560)            532,320
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (167,895)            674,747
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,435,114             752,882
   Net transfers............................................................            135,853             402,584
   Surrenders for benefit payments and fees.................................         (1,071,368)           (262,015)
   Other transactions.......................................................                 (4)               (560)
   Net loan activity........................................................               (415)               (141)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            499,180             892,750
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            331,285           1,567,497

NET ASSETS:
   Beginning of period......................................................          4,564,604           2,179,471
                                                                              ------------------  ------------------
   End of period............................................................  $       4,895,889   $       3,746,968
                                                                              ==================  ==================



                                                                                      MFS             MFS CORE
                                                                                TECHNOLOGY FUND     EQUITY SERIES
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $           (813)  $              42
   Net realized gain (loss) on security transactions........................              4,518                  22
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             27,854               3,731
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             31,559               3,795
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             16,449                  --
   Net transfers............................................................                 --                  --
   Surrenders for benefit payments and fees.................................            (20,113)                 --
   Other transactions.......................................................                  1                  (1)
   Net loan activity........................................................                 (6)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             (3,669)                 (1)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             27,890               3,794

NET ASSETS:
   Beginning of period......................................................             89,793              11,270
                                                                              ------------------  ------------------
   End of period............................................................   $        117,683   $          15,064
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-336

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-337

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                       MFS
                                                                                INVESTORS GROWTH           MFS
                                                                                  STOCK SERIES      UTILITIES SERIES
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              11  $           3,552
   Net realized gain (loss) on security transactions.........................                  33              3,930
   Net realized gain distributions...........................................               1,199              4,038
   Change in unrealized appreciation (depreciation) during the period........               6,839             27,037
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,082             38,557
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --              5,563
   Net transfers.............................................................              25,013             62,977
   Surrenders for benefit payments and fees..................................                  --             (8,294)
   Other transactions........................................................                  --                 (1)
   Net loan activity.........................................................                  --                 --
   Net annuity transactions..................................................                  --                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              25,013             60,245
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              33,095             98,802

NET ASSETS:
   Beginning of period.......................................................              10,507            175,420
                                                                               ------------------  ------------------
   End of period.............................................................   $          43,602  $         274,222
                                                                               ==================  ==================

                                                                                                           MFS
                                                                                                       HIGH YIELD
                                                                                      MFS               PORTFOLIO
                                                                                  GROWTH FUND          SUB-ACCOUNT
                                                                                  SUB-ACCOUNT           (23)(24)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,248)   $          19,297
   Net realized gain (loss) on security transactions.........................             11,745               (5,989)
   Net realized gain distributions...........................................             32,749                   --
   Change in unrealized appreciation (depreciation) during the period........            204,767               (6,584)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            247,013                6,724
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            251,409                5,233
   Net transfers.............................................................          1,623,529               10,848
   Surrenders for benefit payments and fees..................................            (83,303)                  --
   Other transactions........................................................                 --                   --
   Net loan activity.........................................................                (33)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,791,602               16,081
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          2,038,615               22,805

NET ASSETS:
   Beginning of period.......................................................            121,229              111,675
                                                                               ------------------  -------------------
   End of period.............................................................  $       2,159,844    $         134,480
                                                                               ==================  ===================


                                                                                    BLACKROCK          BLACKROCK
                                                                                     GLOBAL            LARGE CAP
                                                                                 ALLOCATION FUND       CORE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          79,050   $          (1,856)
   Net realized gain (loss) on security transactions.........................            263,641               7,574
   Net realized gain distributions...........................................            560,936                  --
   Change in unrealized appreciation (depreciation) during the period........            669,818             124,799
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,573,445             130,517
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,099,925              50,946
   Net transfers.............................................................           (578,083)             (5,805)
   Surrenders for benefit payments and fees..................................         (1,525,481)            (27,161)
   Other transactions........................................................             (1,187)                (12)
   Net loan activity.........................................................               (796)                 (2)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (5,622)             17,966
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,567,823             148,483

NET ASSETS:
   Beginning of period.......................................................         11,596,184             392,478
                                                                               ------------------  ------------------
   End of period.............................................................  $      13,164,007   $         540,961
                                                                               ==================  ==================


                                                                                    BLACKROCK            BLACKROCK
                                                                                      VALUE              SMALL CAP
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (492)  $          (4,498)
   Net realized gain (loss) on security transactions.........................                 446              26,914
   Net realized gain distributions...........................................                  --             145,047
   Change in unrealized appreciation (depreciation) during the period........              13,386              55,326
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              13,340             222,789
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               7,737              81,219
   Net transfers.............................................................                  --             (60,238)
   Surrenders for benefit payments and fees..................................              (1,344)            (66,628)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                  --                 (10)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               6,393             (45,657)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              19,733             177,132

NET ASSETS:
   Beginning of period.......................................................              29,929             562,185
                                                                               -------------------  ------------------
   End of period.............................................................   $          49,662   $         739,317
                                                                               ===================  ==================

                                                                                                        BLACKROCK
                                                                                    BLACKROCK         INTERNATIONAL
                                                                                  MID CAP VALUE       OPPORTUNITIES
                                                                               OPPORTUNITIES FUND       PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (3,763)  $          (1,669)
   Net realized gain (loss) on security transactions.........................             214,123             106,844
   Net realized gain distributions...........................................              80,151               2,452
   Change in unrealized appreciation (depreciation) during the period........              63,885              91,641
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             354,396             199,268
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             237,357             185,508
   Net transfers.............................................................            (154,866)           (379,800)
   Surrenders for benefit payments and fees..................................            (202,585)           (223,132)
   Other transactions........................................................                 (15)                210
   Net loan activity.........................................................                (189)                (12)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (120,298)           (417,226)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             234,098            (217,958)

NET ASSETS:
   Beginning of period.......................................................           1,176,266           1,238,323
                                                                               -------------------  ------------------
   End of period.............................................................   $       1,410,364   $       1,020,365
                                                                               ===================  ==================

(23)  Funded as of August 16, 2013.

(24) Effective August 19, 2013 MFS High Income Series merged with MFS High Yield Portfolio.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-338

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-339

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                   BLACKROCK           MUNDER
                                                                                MID CAP GROWTH       MIDCAP CORE
                                                                               EQUITY PORTFOLIO      GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,423)  $          (6,957)
   Net realized gain (loss) on security transactions........................              2,551              87,927
   Net realized gain distributions..........................................             44,601              64,306
   Change in unrealized appreciation (depreciation) during the period.......             41,007             716,016
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             85,736             861,292
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             23,585             479,415
   Net transfers............................................................             (8,711)            (24,389)
   Surrenders for benefit payments and fees.................................             (2,540)           (258,903)
   Other transactions.......................................................                 (1)                (13)
   Net loan activity........................................................                 --                (103)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             12,333             196,007
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             98,069           1,057,299

NET ASSETS:
   Beginning of period......................................................            188,274           2,476,785
                                                                              ------------------  ------------------
   End of period............................................................  $         286,343   $       3,534,084
                                                                              ==================  ==================

                                                                                                        NUVEEN
                                                                                   NEUBERGER          TRADEWINDS
                                                                                BERMAN SOCIALLY      INTERNATIONAL
                                                                                RESPONSIVE FUND       VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           6,737    $            268
   Net realized gain (loss) on security transactions........................             27,567                 534
   Net realized gain distributions..........................................            111,891                  --
   Change in unrealized appreciation (depreciation) during the period.......            149,795               3,173
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            295,990               3,975
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            286,422               4,003
   Net transfers............................................................             61,934             (17,762)
   Surrenders for benefit payments and fees.................................            (42,932)                (14)
   Other transactions.......................................................                  1                  --
   Net loan activity........................................................                (10)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            305,415             (13,773)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            601,405              (9,798)

NET ASSETS:
   Beginning of period......................................................            682,243              32,458
                                                                              ------------------  ------------------
   End of period............................................................  $       1,283,648    $         22,660
                                                                              ==================  ==================


                                                                                   OAKMARK            THE OAKMARK
                                                                                INTERNATIONAL         EQUITY AND
                                                                               SMALL CAP FUND         INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          18,409    $         66,565
   Net realized gain (loss) on security transactions........................            (10,171)            134,822
   Net realized gain distributions..........................................                 --           1,020,807
   Change in unrealized appreciation (depreciation) during the period.......            134,524           1,493,196
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            142,762           2,715,390
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              1,675           2,135,495
   Net transfers............................................................             35,129              56,999
   Surrenders for benefit payments and fees.................................            (69,540)         (1,218,919)
   Other transactions.......................................................                 --                  13
   Net loan activity........................................................                 --                (185)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (32,736)            973,403
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            110,026           3,688,793

NET ASSETS:
   Beginning of period......................................................            552,300          10,626,311
                                                                              ------------------  ------------------
   End of period............................................................  $         662,326    $     14,315,104
                                                                              ==================  ==================


                                                                                 OPPENHEIMER
                                                                                   CAPITAL            OPPENHEIMER
                                                                              APPRECIATION FUND       GLOBAL FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (10,615)  $          12,911
   Net realized gain (loss) on security transactions........................            200,193             287,796
   Net realized gain distributions..........................................             61,782             163,572
   Change in unrealized appreciation (depreciation) during the period.......            162,517             803,233
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            413,877           1,267,512
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            117,396             624,305
   Net transfers............................................................             (9,837)            233,361
   Surrenders for benefit payments and fees.................................           (769,741)         (1,296,397)
   Other transactions.......................................................                 --                   4
   Net loan activity........................................................                (27)               (132)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (662,209)           (438,859)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (248,332)            828,653

NET ASSETS:
   Beginning of period......................................................          1,742,375           5,042,783
                                                                              ------------------  ------------------
   End of period............................................................  $       1,494,043   $       5,871,436
                                                                              ==================  ==================


                                                                                 OPPENHEIMER
                                                                                INTERNATIONAL        OPPENHEIMER
                                                                                 GROWTH FUND      MAIN STREET FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          21,763   $            (599)
   Net realized gain (loss) on security transactions........................             62,612              18,437
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            375,203              32,875
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            459,578              50,713
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            417,694              36,467
   Net transfers............................................................          2,853,412                 829
   Surrenders for benefit payments and fees.................................           (270,800)            (22,505)
   Other transactions.......................................................                  1                   1
   Net loan activity........................................................               (152)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...          3,000,155              14,792
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          3,459,733              65,505

NET ASSETS:
   Beginning of period......................................................            514,048             164,065
                                                                              ------------------  ------------------
   End of period............................................................  $       3,973,781   $         229,570
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-340

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-341

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                                     OPPENHEIMER
                                                                                  OPPENHEIMER        MAIN STREET
                                                                               GLOBAL STRATEGIC   SMALL- & MID-CAP
                                                                                  INCOME FUND           FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         19,825   $         (16,269)
   Net realized gain (loss) on security transactions........................              6,948             138,666
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            (34,033)            584,210
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (7,260)            706,607
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            154,125             297,701
   Net transfers............................................................            (28,782)            (12,544)
   Surrenders for benefit payments and fees.................................            (70,568)           (287,893)
   Other transactions.......................................................                (11)                (37)
   Net loan activity........................................................                (61)                (54)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             54,703              (2,827)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             47,443             703,780

NET ASSETS:
   Beginning of period......................................................            483,480           2,171,744
                                                                              ------------------  ------------------
   End of period............................................................   $        530,923   $       2,875,524
                                                                              ==================  ==================


                                                                                  OPPENHEIMER
                                                                                  DEVELOPING         OPPENHEIMER
                                                                                 MARKETS FUND        EQUITY FUND
                                                                                  SUB-ACCOUNT     SUB-ACCOUNT (25)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        (13,973)  $             234
   Net realized gain (loss) on security transactions........................             48,779                 631
   Net realized gain distributions..........................................             26,354                  --
   Change in unrealized appreciation (depreciation) during the period.......            335,663              38,237
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            396,823              39,102
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,083,069              24,045
   Net transfers............................................................           (100,359)              1,497
   Surrenders for benefit payments and fees.................................           (515,315)             (1,149)
   Other transactions.......................................................               (109)                  1
   Net loan activity........................................................               (186)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            467,100              24,394
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            863,923              63,496

NET ASSETS:
   Beginning of period......................................................          4,707,381             122,966
                                                                              ------------------  ------------------
   End of period............................................................   $      5,571,304   $         186,462
                                                                              ==================  ==================


                                                                                  OPPENHEIMER        OPPENHEIMER
                                                                                    CAPITAL         INTERNATIONAL
                                                                                  INCOME FUND         BOND FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              10   $         150,543
   Net realized gain (loss) on security transactions........................                 67               6,113
   Net realized gain distributions..........................................                 --               2,051
   Change in unrealized appreciation (depreciation) during the period.......                (40)           (489,275)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 37            (330,568)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                 90           1,201,394
   Net transfers............................................................                 --            (303,112)
   Surrenders for benefit payments and fees.................................                 (1)         (1,429,660)
   Other transactions.......................................................                 --                (772)
   Net loan activity........................................................                 --                (249)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...                 89            (532,399)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................                126            (862,967)

NET ASSETS:
   Beginning of period......................................................                418           6,659,415
                                                                              ------------------  ------------------
   End of period............................................................  $             544   $       5,796,448
                                                                              ==================  ==================


                                                                                  OPPENHEIMER        OPPENHEIMER
                                                                               SMALL- & MID-CAP      MAIN STREET
                                                                                  VALUE FUND      OPPORTUNITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             423   $          (3,367)
   Net realized gain (loss) on security transactions........................             39,954              36,534
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            223,372             197,896
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            263,749             231,063
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            115,780             180,630
   Net transfers............................................................            (33,270)            (70,157)
   Surrenders for benefit payments and fees.................................           (179,433)           (107,800)
   Other transactions.......................................................                (59)                 (1)
   Net loan activity........................................................                (67)               (112)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (97,049)              2,560
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            166,700             233,623

NET ASSETS:
   Beginning of period......................................................            775,946             816,212
                                                                              ------------------  ------------------
   End of period............................................................  $         942,646   $       1,049,835
                                                                              ==================  ==================


                                                                                  OPPENHEIMER
                                                                                GOLD & SPECIAL        OPPENHEIMER
                                                                                 MINERALS FUND     REAL ESTATE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (11,861)   $           6,461
   Net realized gain (loss) on security transactions........................           (277,696)              66,189
   Net realized gain distributions..........................................                 --                  147
   Change in unrealized appreciation (depreciation) during the period.......           (711,019)             (56,046)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........         (1,000,576)              16,751
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................            471,638              336,906
   Net transfers............................................................           (157,087)             280,611
   Surrenders for benefit payments and fees.................................           (170,755)            (251,807)
   Other transactions.......................................................                (34)                  13
   Net loan activity........................................................               (108)                 (39)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            143,654              365,684
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................           (856,922)             382,435

NET ASSETS:
   Beginning of period......................................................          2,018,717              770,593
                                                                              ------------------  -------------------
   End of period............................................................  $       1,161,795    $       1,153,028
                                                                              ==================  ===================

(25)  Formerly Oppenheimer Equity Fund, Inc. Change effective March 28, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-342

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-343

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                     EQUITY          INTERNATIONAL
                                                                                   INCOME FUND     DIVERSIFIED FUND
                                                                                SUB-ACCOUNT (26)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,373   $             183
   Net realized gain (loss) on security transactions.........................                (41)                743
   Net realized gain distributions...........................................              6,179                  --
   Change in unrealized appreciation (depreciation) during the period........              6,883               6,341
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             16,394               7,267
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            159,088              15,370
   Net transfers.............................................................             15,429              28,791
   Surrenders for benefit payments and fees..................................             (4,643)               (402)
   Other transactions........................................................                  6                  82
   Net loan activity.........................................................                (19)                 (3)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            169,861              43,838
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            186,255              51,105

NET ASSETS:
   Beginning of period.......................................................                 --              13,375
                                                                               ------------------  ------------------
   End of period.............................................................  $         186,255   $          64,480
                                                                               ==================  ==================

                                                                                     PUTNAM
                                                                                     GLOBAL            PUTNAM VT
                                                                                   EQUITY FUND      HIGH YIELD FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            416   $          55,710
   Net realized gain (loss) on security transactions.........................              5,131                (998)
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........              4,450             (10,661)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,997              44,051
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,091               5,861
   Net transfers.............................................................            (25,411)           (309,809)
   Surrenders for benefit payments and fees..................................                 --             (53,007)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (23,320)           (356,955)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (13,323)           (312,904)

NET ASSETS:
   Beginning of period.......................................................             37,688             837,578
                                                                               ------------------  ------------------
   End of period.............................................................   $         24,365   $         524,674
                                                                               ==================  ==================

                                                                                    PUTNAM VT            PUTNAM VT
                                                                                  INTERNATIONAL          MULTI-CAP
                                                                                   GROWTH FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             321   $            (342)
   Net realized gain (loss) on security transactions.........................                 (68)             24,546
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........              24,318              62,750
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              24,571              86,954
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              11,221               1,860
   Net transfers.............................................................               4,900              (3,585)
   Surrenders for benefit payments and fees..................................                  --             (59,392)
   Other transactions........................................................                   1                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                (586)               (544)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              15,536             (61,661)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              40,107              25,293

NET ASSETS:
   Beginning of period.......................................................             104,729             294,709
                                                                               -------------------  ------------------
   End of period.............................................................   $         144,836   $         320,002
                                                                               ===================  ==================

                                                                                    PUTNAM               PIONEER
                                                                                   SMALL CAP           DISCIPLINED
                                                                                  VALUE FUND           VALUE FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (27)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             657    $              5
   Net realized gain (loss) on security transactions.........................             26,764               1,923
   Net realized gain distributions...........................................              6,271              19,238
   Change in unrealized appreciation (depreciation) during the period........            105,985               3,166
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            139,677              24,332
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,985              19,777
   Net transfers.............................................................             85,116              (4,496)
   Surrenders for benefit payments and fees..................................            (38,295)               (517)
   Other transactions........................................................                  4                  --
   Net loan activity.........................................................                 --                  (5)
   Net annuity transactions..................................................            (15,600)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             41,210              14,759
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            180,887              39,091

NET ASSETS:
   Beginning of period.......................................................            350,067              77,209
                                                                               ------------------  ------------------
   End of period.............................................................  $         530,954    $        116,300
                                                                               ==================  ==================

                                                                                                   PIONEER OAK RIDGE
                                                                               PIONEER EMERGING        SMALL CAP
                                                                                 MARKETS FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,150)  $          (4,249)
   Net realized gain (loss) on security transactions.........................            (14,794)             44,295
   Net realized gain distributions...........................................                 --              26,582
   Change in unrealized appreciation (depreciation) during the period........            (15,515)             85,071
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (34,459)            151,699
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            315,066             139,051
   Net transfers.............................................................             13,676             (13,036)
   Surrenders for benefit payments and fees..................................           (210,187)            (67,044)
   Other transactions........................................................                  1                  36
   Net loan activity.........................................................                (80)                (28)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            118,476              58,979
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             84,017             210,678

NET ASSETS:
   Beginning of period.......................................................          1,511,393             370,355
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,595,410   $         581,033
                                                                               ==================  ==================

(26)  Funded as of May 17, 2013.

(27)  Formerly Pioneer Fundamental Value Fund. Change effective June 10,
      2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-344

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-345

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                   PIONEER             ALLIANZGI
                                                                                 FUNDAMENTAL       NFJ INTERNATIONAL
                                                                                 GROWTH FUND          VALUE FUND
                                                                              SUB-ACCOUNT (28)     SUB-ACCOUNT (29)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              36    $            490
   Net realized gain (loss) on security transactions........................                 --                  30
   Net realized gain distributions..........................................                  4                  --
   Change in unrealized appreciation (depreciation) during the period.......                252               3,963
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                292               4,483
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                181              39,524
   Net transfers............................................................             11,001                 276
   Surrenders for benefit payments and fees.................................                 (3)                (90)
   Other transactions.......................................................                 --                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             11,179              39,710
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             11,471              44,193

NET ASSETS:
   Beginning of period......................................................                 --              11,178
                                                                              ------------------  ------------------
   End of period............................................................  $          11,471    $         55,371
                                                                              ==================  ==================

                                                                                  ALLIANZGI            ALLIANZGI
                                                                                NFJ SMALL-CAP        NFJ DIVIDEND
                                                                                 VALUE FUND           VALUE FUND
                                                                              SUB-ACCOUNT (30)     SUB-ACCOUNT (31)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           6,875    $         64,907
   Net realized gain (loss) on security transactions........................            138,652             247,575
   Net realized gain distributions..........................................            178,578                  --
   Change in unrealized appreciation (depreciation) during the period.......             80,978             755,660
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            405,083           1,068,142
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            204,462           1,061,742
   Net transfers............................................................            (12,762)           (187,947)
   Surrenders for benefit payments and fees.................................           (163,219)           (475,589)
   Other transactions.......................................................                148                 (77)
   Net loan activity........................................................                (50)               (373)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             28,579             397,756
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            433,662           1,465,898

NET ASSETS:
   Beginning of period......................................................          1,324,474           3,719,360
                                                                              ------------------  ------------------
   End of period............................................................  $       1,758,136    $      5,185,258
                                                                              ==================  ==================


                                                                               MANAGERS CADENCE      PIMCO TOTAL
                                                                                 MID-CAP FUND        RETURN FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (592)  $         517,718
   Net realized gain (loss) on security transactions........................              3,258            (139,447)
   Net realized gain distributions..........................................                 --             219,315
   Change in unrealized appreciation (depreciation) during the period.......             12,646          (1,613,079)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             15,312          (1,015,493)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              4,108           7,832,116
   Net transfers............................................................             (1,107)         (1,858,663)
   Surrenders for benefit payments and fees.................................             (8,808)         (6,822,183)
   Other transactions.......................................................                 (1)               (111)
   Net loan activity........................................................                 (3)             (2,395)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             (5,811)           (851,236)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              9,501          (1,866,729)

NET ASSETS:
   Beginning of period......................................................             52,336          35,604,059
                                                                              ------------------  ------------------
   End of period............................................................  $          61,837   $      33,737,330
                                                                              ==================  ==================

                                                                                     PIMCO
                                                                               EMERGING MARKETS         PIMCO
                                                                                   BOND FUND      REAL RETURN FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          45,215   $          79,245
   Net realized gain (loss) on security transactions........................             52,906             (35,139)
   Net realized gain distributions..........................................             42,069             114,625
   Change in unrealized appreciation (depreciation) during the period.......           (240,802)         (2,175,278)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (100,612)         (2,016,547)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            196,623           4,486,969
   Net transfers............................................................           (141,755)            902,701
   Surrenders for benefit payments and fees.................................           (180,066)         (2,126,738)
   Other transactions.......................................................               (255)               (585)
   Net loan activity........................................................                (52)               (875)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (125,505)          3,261,472
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (226,117)          1,244,925

NET ASSETS:
   Beginning of period......................................................          1,364,666          19,407,590
                                                                              ------------------  ------------------
   End of period............................................................  $       1,138,549   $      20,652,515
                                                                              ==================  ==================


                                                                                                       PIONEER
                                                                                 PIONEER FUND      HIGH YIELD FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $           (725)  $          91,574
   Net realized gain (loss) on security transactions........................              5,468             115,372
   Net realized gain distributions..........................................             45,112              76,823
   Change in unrealized appreciation (depreciation) during the period.......            140,082             (44,154)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            189,937             239,615
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            162,696             340,240
   Net transfers............................................................           (454,573)           (123,817)
   Surrenders for benefit payments and fees.................................            (83,075)           (405,614)
   Other transactions.......................................................                 19                 370
   Net loan activity........................................................                (65)               (206)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (374,998)           (189,027)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (185,061)             50,588

NET ASSETS:
   Beginning of period......................................................            719,161           2,142,052
                                                                              ------------------  ------------------
   End of period............................................................   $        534,100   $       2,192,640
                                                                              ==================  ==================

(28)  Funded as of October 29, 2013.

(29) Formerly Allianz NFJ International Value Fund. Change effective January 28, 2013.

(30)  Formerly Allianz NFJ Small Cap Value Fund. Change effective January 28,
      2013.

(31)  Formerly Allianz NFJ Dividend Value Fund. Change effective January 28,
      2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-346

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-347

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                   PIONEER              PIONEER
                                                                                  STRATEGIC             MID CAP
                                                                                 INCOME FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         135,387   $          (6,105)
   Net realized gain (loss) on security transactions........................             32,228             141,584
   Net realized gain distributions..........................................             53,239             117,663
   Change in unrealized appreciation (depreciation) during the period.......           (181,666)             91,474
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             39,188             344,616
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            925,325             244,468
   Net transfers............................................................            (99,072)             (7,152)
   Surrenders for benefit payments and fees.................................           (583,075)           (510,679)
   Other transactions.......................................................                134                 (83)
   Net loan activity........................................................               (207)               (136)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            243,105            (273,582)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            282,293              71,034

NET ASSETS:
   Beginning of period......................................................          3,465,197           1,156,545
                                                                              ------------------  ------------------
   End of period............................................................  $       3,747,490   $       1,227,579
                                                                              ==================  ==================


                                                                                   PIONEER
                                                                               SELECT MID CAP         PIMCO TOTAL
                                                                                 GROWTH FUND        RETURN III FUND
                                                                              SUB-ACCOUNT (32)        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,268)  $           1,978
   Net realized gain (loss) on security transactions........................             15,508              (7,337)
   Net realized gain distributions..........................................             13,865               1,677
   Change in unrealized appreciation (depreciation) during the period.......             73,746              (4,815)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            100,851              (8,497)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             24,065              41,536
   Net transfers............................................................             13,903             (85,725)
   Surrenders for benefit payments and fees.................................            (45,772)                (22)
   Other transactions.......................................................                 (3)                 (3)
   Net loan activity........................................................                 (5)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             (7,812)            (44,214)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             93,039             (52,711)

NET ASSETS:
   Beginning of period......................................................            240,046             206,359
                                                                              ------------------  ------------------
   End of period............................................................  $         333,085   $         153,648
                                                                              ==================  ==================


                                                                                    PUTNAM               PUTNAM
                                                                                    EQUITY             HIGH YIELD
                                                                                  INCOME FUND        ADVANTAGE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $           7,497   $          59,108
   Net realized gain (loss) on security transactions........................              19,103              14,403
   Net realized gain distributions..........................................              41,838                  --
   Change in unrealized appreciation (depreciation) during the period.......              58,767              (7,653)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             127,205              65,858
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              90,896             191,152
   Net transfers............................................................              82,517             (19,999)
   Surrenders for benefit payments and fees.................................             (16,937)            (80,520)
   Other transactions.......................................................                  (1)                 (1)
   Net loan activity........................................................                 (11)               (108)
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             156,464              90,524
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................             283,669             156,382

NET ASSETS:
   Beginning of period......................................................             360,002           1,020,430
                                                                              -------------------  ------------------
   End of period............................................................   $         643,671   $       1,176,812
                                                                              ===================  ==================


                                                                                   PUTNAM
                                                                                INTERNATIONAL           PUTNAM
                                                                                 EQUITY FUND        INVESTORS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           2,064   $              17
   Net realized gain (loss) on security transactions........................             10,943                  98
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            114,558                 295
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            127,565                 410
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              5,269               1,230
   Net transfers............................................................              1,655                  --
   Surrenders for benefit payments and fees.................................            (76,364)               (478)
   Other transactions.......................................................                 (1)                  1
   Net loan activity........................................................                 --                  (3)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (69,441)                750
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             58,124               1,160

NET ASSETS:
   Beginning of period......................................................            512,043                 922
                                                                              ------------------  ------------------
   End of period............................................................  $         570,167   $           2,082
                                                                              ==================  ==================

                                                                                                        PUTNAM
                                                                                   PUTNAM            INTERNATIONAL
                                                                                  MULTI-CAP             CAPITAL
                                                                                 GROWTH FUND      OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             (51)  $           7,392
   Net realized gain (loss) on security transactions........................              1,227              37,363
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......                782             113,484
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,958             158,239
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              1,122             257,820
   Net transfers............................................................                 --             (37,846)
   Surrenders for benefit payments and fees.................................                (10)            (60,036)
   Other transactions.......................................................                 (2)                 --
   Net loan activity........................................................                 --                 (30)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              1,110             159,908
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              3,068             318,147

NET ASSETS:
   Beginning of period......................................................              5,033             552,712
                                                                              ------------------  ------------------
   End of period............................................................  $           8,101   $         870,859
                                                                              ==================  ==================

(32)  Formerly Pioneer Growth Opportunities Fund. Change effective June 10,
      2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-348

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-349

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                   PUTNAM
                                                                                  SMALL CAP              ROYCE
                                                                                 GROWTH FUND       TOTAL RETURN FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (1,534)  $          (1,588)
   Net realized gain (loss) on security transactions........................             40,173              10,619
   Net realized gain distributions..........................................                 --              61,937
   Change in unrealized appreciation (depreciation) during the period.......             54,339              67,049
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             92,978             138,017
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             27,107              91,122
   Net transfers............................................................             80,756             (50,820)
   Surrenders for benefit payments and fees.................................            (74,379)            (19,060)
   Other transactions.......................................................                 (1)                 --
   Net loan activity........................................................                (17)                (26)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             33,466              21,216
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            126,444             159,233

NET ASSETS:
   Beginning of period......................................................            164,310             424,628
                                                                              ------------------  ------------------
   End of period............................................................  $         290,754   $         583,861
                                                                              ==================  ==================



                                                                                    ROYCE                ROYCE
                                                                               VALUE PLUS FUND        VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,252)  $          (3,841)
   Net realized gain (loss) on security transactions........................             23,931              26,883
   Net realized gain distributions..........................................             47,606              63,882
   Change in unrealized appreciation (depreciation) during the period.......             86,568              85,345
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            155,853             172,269
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             32,274             133,115
   Net transfers............................................................                498            (139,721)
   Surrenders for benefit payments and fees.................................           (101,774)            (43,771)
   Other transactions.......................................................                 --                  17
   Net loan activity........................................................                (11)                (36)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (69,013)            (50,396)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             86,840             121,873

NET ASSETS:
   Beginning of period......................................................            563,852             640,249
                                                                              ------------------  ------------------
   End of period............................................................  $         650,692   $         762,122
                                                                              ==================  ==================


                                                                                                       COLUMBIA
                                                                                     RS           DIVERSIFIED EQUITY
                                                                                 VALUE FUND           INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           3,144    $          1,190
   Net realized gain (loss) on security transactions........................              6,717              15,281
   Net realized gain distributions..........................................             46,201                  --
   Change in unrealized appreciation (depreciation) during the period.......            435,780              25,390
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            491,842              41,861
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            245,803              25,646
   Net transfers............................................................             33,257             (39,048)
   Surrenders for benefit payments and fees.................................            (40,118)            (21,237)
   Other transactions.......................................................                 (1)                 --
   Net loan activity........................................................                (45)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            238,896             (34,639)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            730,738               7,222

NET ASSETS:
   Beginning of period......................................................          1,208,232             142,038
                                                                              ------------------  ------------------
   End of period............................................................  $       1,938,970    $        149,260
                                                                              ==================  ==================

                                                                                                       COLUMBIA
                                                                                  COLUMBIA           MULTI-ADVISOR
                                                                                MID CAP VALUE          SMALL CAP
                                                                              OPPORTUNITY FUND        VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           1,570    $            (84)
   Net realized gain (loss) on security transactions........................             38,576                 522
   Net realized gain distributions..........................................             29,215               1,387
   Change in unrealized appreciation (depreciation) during the period.......             32,951               1,617
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            102,312               3,442
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             60,465               3,255
   Net transfers............................................................              3,895                 (34)
   Surrenders for benefit payments and fees.................................            (59,652)             (1,403)
   Other transactions.......................................................                  1                  --
   Net loan activity........................................................                 (4)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              4,705               1,818
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            107,017               5,260

NET ASSETS:
   Beginning of period......................................................            317,089               8,981
                                                                              ------------------  ------------------
   End of period............................................................  $         424,106    $         14,241
                                                                              ==================  ==================


                                                                                 RIDGEWORTH           RIDGEWORTH
                                                                               SMALL CAP VALUE       MID-CAP VALUE
                                                                                 EQUITY FUND          EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (465)   $            (418)
   Net realized gain (loss) on security transactions........................            194,588               39,440
   Net realized gain distributions..........................................             72,085              132,144
   Change in unrealized appreciation (depreciation) during the period.......            235,895              100,931
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........            502,103              272,097
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................            350,912              207,704
   Net transfers............................................................            (54,376)              29,014
   Surrenders for benefit payments and fees.................................           (719,306)            (116,088)
   Other transactions.......................................................                (42)                  66
   Net loan activity........................................................                (56)                 (38)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (422,868)             120,658
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             79,235              392,755

NET ASSETS:
   Beginning of period......................................................          1,442,902              856,103
                                                                              ------------------  -------------------
   End of period............................................................  $       1,522,137    $       1,248,858
                                                                              ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-350

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-351

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                  RIDGEWORTH         RIDGEWORTH
                                                                                 TOTAL RETURN      LARGE CAP VALUE
                                                                                   BOND FUND         EQUITY FUND
                                                                                  SUB-ACCOUNT     SUB-ACCOUNT (33)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         11,563   $             100
   Net realized gain (loss) on security transactions........................             (3,582)                 --
   Net realized gain distributions..........................................              7,696               1,363
   Change in unrealized appreciation (depreciation) during the period.......            (51,719)               (181)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            (36,042)              1,282
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            110,278               5,908
   Net transfers............................................................            (96,616)              5,790
   Surrenders for benefit payments and fees.................................           (198,385)                 (9)
   Other transactions.......................................................                  2                   1
   Net loan activity........................................................                (33)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (184,754)             11,690
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (220,796)             12,972

NET ASSETS:
   Beginning of period......................................................          1,065,549                  --
                                                                              ------------------  ------------------
   End of period............................................................   $        844,753   $          12,972
                                                                              ==================  ==================


                                                                                   DWS RREEF             DWS
                                                                                  REAL ESTATE          EQUITY
                                                                                SECURITIES FUND     DIVIDEND FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $            263   $           6,502
   Net realized gain (loss) on security transactions........................                 26              29,481
   Net realized gain distributions..........................................                888                  --
   Change in unrealized appreciation (depreciation) during the period.......             (1,538)             61,702
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........               (361)             97,685
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              2,062              42,244
   Net transfers............................................................                854              (9,215)
   Surrenders for benefit payments and fees.................................                 --            (170,022)
   Other transactions.......................................................                 --                 (55)
   Net loan activity........................................................                 --                  (8)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              2,916            (137,056)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              2,555             (39,371)

NET ASSETS:
   Beginning of period......................................................             14,529             460,612
                                                                              ------------------  ------------------
   End of period............................................................   $         17,084   $         421,241
                                                                              ==================  ==================

                                                                                      DWS
                                                                                   ENHANCED
                                                                               EMERGING MARKETS     SSGA S&P 500
                                                                               FIXED INCOME FUND     INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             910   $          18,447
   Net realized gain (loss) on security transactions........................                434              29,302
   Net realized gain distributions..........................................                 --              14,862
   Change in unrealized appreciation (depreciation) during the period.......             (3,945)            270,583
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (2,601)            333,194
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              6,380             121,025
   Net transfers............................................................                828             (47,916)
   Surrenders for benefit payments and fees.................................             (2,726)            (52,929)
   Other transactions.......................................................                 --              (4,505)
   Net loan activity........................................................                 (6)                (16)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              4,476              15,659
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              1,875             348,853

NET ASSETS:
   Beginning of period......................................................             39,023           1,057,817
                                                                              ------------------  ------------------
   End of period............................................................  $          40,898   $       1,406,670
                                                                              ==================  ==================


                                                                                                         DWS
                                                                                      DWS           GLOBAL GROWTH
                                                                                CORE EQUITY VIP         FUND
                                                                               SUB-ACCOUNT (34)   SUB-ACCOUNT (35)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             304   $            (502)
   Net realized gain (loss) on security transactions........................                186                (187)
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             15,261              28,933
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             15,751              28,244
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                912               4,124
   Net transfers............................................................             25,000                  --
   Surrenders for benefit payments and fees.................................               (527)            (28,960)
   Other transactions.......................................................                 --                  (4)
   Net loan activity........................................................                 --                  (3)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             25,385             (24,843)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             41,136               3,401

NET ASSETS:
   Beginning of period......................................................             39,093             121,696
                                                                              ------------------  ------------------
   End of period............................................................  $          80,229   $         125,097
                                                                              ==================  ==================

                                                                                                      LEGG MASON
                                                                                  LEGG MASON          CLEARBRIDGE
                                                                                  CLEARBRIDGE         AGGRESSIVE
                                                                               APPRECIATION FUND      GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $             772    $          (1,051)
   Net realized gain (loss) on security transactions........................              5,067                4,158
   Net realized gain distributions..........................................              6,617                1,705
   Change in unrealized appreciation (depreciation) during the period.......             10,190               46,239
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             22,646               51,051
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             15,031                8,529
   Net transfers............................................................            130,325               69,078
   Surrenders for benefit payments and fees.................................                (21)             (13,821)
   Other transactions.......................................................                  1                   10
   Net loan activity........................................................                 --                   --
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            145,336               63,796
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................            167,982              114,847

NET ASSETS:
   Beginning of period......................................................             14,309              104,639
                                                                              ------------------  -------------------
   End of period............................................................  $         182,291    $         219,486
                                                                              ==================  ===================

(33)  Funded as of February 14, 2013.

(34)  Formerly DWS Growth & Income VIP Fund. Change effective May 1, 2013.

(35)  Formerly DWS Global Thematic Fund. Change effective February 1, 2013.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-352

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-353

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                  LEGG MASON
                                                                                   PARTNERS          LEGG MASON
                                                                                  CLEARBRIDGE        CLEARBRIDGE
                                                                                  FUNDAMENTAL          MID CAP
                                                                                  VALUE FUND          CORE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              50   $          (2,029)
   Net realized gain (loss) on security transactions........................                 12              17,229
   Net realized gain distributions..........................................              1,500              30,177
   Change in unrealized appreciation (depreciation) during the period.......                (91)             51,578
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,471              96,955
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                 39              71,368
   Net transfers............................................................             11,590                (984)
   Surrenders for benefit payments and fees.................................                 (9)            (22,637)
   Other transactions.......................................................                 --                  42
   Net loan activity........................................................                 --                 (19)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             11,620              47,770
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             13,091             144,725

NET ASSETS:
   Beginning of period......................................................              4,099             251,343
                                                                              ------------------  ------------------
   End of period............................................................  $          17,190   $         396,068
                                                                              ==================  ==================


                                                                                 LEGG MASON
                                                                                 CLEARBRIDGE           THORNBURG
                                                                                  SMALL CAP          INTERNATIONAL
                                                                                 GROWTH FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,779)   $         (1,431)
   Net realized gain (loss) on security transactions........................             62,697             300,153
   Net realized gain distributions..........................................             30,603                  --
   Change in unrealized appreciation (depreciation) during the period.......            216,416             371,915
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            306,937             670,637
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            111,233             975,371
   Net transfers............................................................            626,379            (870,016)
   Surrenders for benefit payments and fees.................................            (65,430)         (1,009,272)
   Other transactions.......................................................                  1                  15
   Net loan activity........................................................                (37)               (169)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            672,146            (904,071)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            979,083            (233,434)

NET ASSETS:
   Beginning of period......................................................            282,425           5,285,503
                                                                              ------------------  ------------------
   End of period............................................................  $       1,261,508    $      5,052,069
                                                                              ==================  ==================



                                                                                                       THORNBURG
                                                                                  THORNBURG              CORE
                                                                                 VALUE FUND           GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (8,239)  $          (9,153)
   Net realized gain (loss) on security transactions........................             35,478              65,108
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            307,533             413,580
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            334,772             469,535
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            135,879             162,747
   Net transfers............................................................             37,582             258,185
   Surrenders for benefit payments and fees.................................           (150,339)           (309,940)
   Other transactions.......................................................                 46                 (17)
   Net loan activity........................................................               (189)                (87)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             22,979             110,888
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            357,751             580,423

NET ASSETS:
   Beginning of period......................................................            866,048           1,145,660
                                                                              ------------------  ------------------
   End of period............................................................  $       1,223,799   $       1,726,083
                                                                              ==================  ==================



                                                                                TIMOTHY PLAN
                                                                                LARGE/MID CAP        UBS DYNAMIC
                                                                                 VALUE FUND          ALPHA FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (427)  $             (38)
   Net realized gain (loss) on security transactions........................              2,133                 309
   Net realized gain distributions..........................................             15,597                  --
   Change in unrealized appreciation (depreciation) during the period.......             26,704                (195)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             44,007                  76
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             77,938                  --
   Net transfers............................................................             28,344                  --
   Surrenders for benefit payments and fees.................................             (9,238)             (2,599)
   Other transactions.......................................................                 --                  --
   Net loan activity........................................................                 (2)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             97,042              (2,599)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            141,049              (2,523)

NET ASSETS:
   Beginning of period......................................................            106,284               3,732
                                                                              ------------------  ------------------
   End of period............................................................  $         247,333   $           1,209
                                                                              ==================  ==================



                                                                                 T. ROWE PRICE      T. ROWE PRICE
                                                                                    GROWTH          EQUITY-INCOME
                                                                                  STOCK FUND            FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        (37,666)  $           4,740
   Net realized gain (loss) on security transactions........................            266,086             113,729
   Net realized gain distributions..........................................                 --              36,293
   Change in unrealized appreciation (depreciation) during the period.......          1,193,423             171,368
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........          1,421,843             326,130
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,220,295             223,242
   Net transfers............................................................             15,469              (3,806)
   Surrenders for benefit payments and fees.................................           (533,755)           (328,268)
   Other transactions.......................................................               (192)                (78)
   Net loan activity........................................................               (336)                (20)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            701,481            (108,930)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          2,123,324             217,200

NET ASSETS:
   Beginning of period......................................................          3,365,998           1,220,447
                                                                              ------------------  ------------------
   End of period............................................................   $      5,489,322   $       1,437,647
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-354

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-355

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                  T. ROWE PRICE      T. ROWE PRICE
                                                                                 RETIREMENT 2010    RETIREMENT 2020
                                                                                      FUND               FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,522   $          25,939
   Net realized gain (loss) on security transactions.........................            175,910             772,274
   Net realized gain distributions...........................................             24,396             178,675
   Change in unrealized appreciation (depreciation) during the period........            (42,793)            303,408
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            164,035           1,280,296
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            331,409           1,589,564
   Net transfers.............................................................           (149,479)            265,180
   Surrenders for benefit payments and fees..................................           (610,119)         (1,675,964)
   Other transactions........................................................               (158)                 (1)
   Net loan activity.........................................................                 (2)               (321)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (428,349)            178,458
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (264,314)          1,458,754

NET ASSETS:
   Beginning of period.......................................................          1,853,053           7,907,275
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,588,739   $       9,366,029
                                                                               ==================  ==================

                                                                                  T. ROWE PRICE        T. ROWE PRICE
                                                                                 RETIREMENT 2030      RETIREMENT 2040
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           4,483   $          (5,975)
   Net realized gain (loss) on security transactions.........................             699,729             271,284
   Net realized gain distributions...........................................             110,795              61,253
   Change in unrealized appreciation (depreciation) during the period........             375,311             405,776
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,190,318             732,338
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,546,037             863,308
   Net transfers.............................................................              46,033              31,131
   Surrenders for benefit payments and fees..................................          (2,069,934)           (497,473)
   Other transactions........................................................                 (33)                (28)
   Net loan activity.........................................................                (766)               (302)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (478,663)            396,636
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             711,655           1,128,974

NET ASSETS:
   Beginning of period.......................................................           5,804,194           2,811,573
                                                                               -------------------  ------------------
   End of period.............................................................   $       6,515,849   $       3,940,547
                                                                               ===================  ==================

                                                                                 T. ROWE PRICE        T. ROWE PRICE
                                                                                RETIREMENT 2050        RETIREMENT
                                                                                     FUND              INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,611)   $            406
   Net realized gain (loss) on security transactions.........................            118,526              12,159
   Net realized gain distributions...........................................             27,052               6,213
   Change in unrealized appreciation (depreciation) during the period........            171,595              14,628
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            314,562              33,406
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            490,257             105,828
   Net transfers.............................................................             20,087             (46,702)
   Surrenders for benefit payments and fees..................................           (381,783)            (84,519)
   Other transactions........................................................                  2                  27
   Net loan activity.........................................................               (177)                 (2)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            128,386             (25,368)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            442,948               8,038

NET ASSETS:
   Beginning of period.......................................................          1,229,446             439,370
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,672,394    $        447,408
                                                                               ==================  ==================

                                                                                                       VANGUARD
                                                                                   UBS GLOBAL          SMALL-CAP
                                                                                 ALLOCATION FUND      INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              11   $          41,412
   Net realized gain (loss) on security transactions.........................                 --           1,044,458
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........                135            (294,136)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                146             791,734
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                330             562,308
   Net transfers.............................................................                 --              69,556
   Surrenders for benefit payments and fees..................................                (11)            (65,729)
   Other transactions........................................................                 --                   2
   Net loan activity.........................................................                 --                 (58)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                319             566,079
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                465           1,357,813

NET ASSETS:
   Beginning of period.......................................................              1,393           1,883,683
                                                                               ------------------  ------------------
   End of period.............................................................  $           1,858   $       3,241,496
                                                                               ==================  ==================

                                                                                    VANGUARD           VANGUARD
                                                                                     MID-CAP          TOTAL BOND
                                                                                   INDEX FUND      MARKET INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          13,015   $          19,302
   Net realized gain (loss) on security transactions.........................            290,604             (20,902)
   Net realized gain distributions...........................................                 --               1,996
   Change in unrealized appreciation (depreciation) during the period........            (65,347)            (18,601)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            238,272             (18,205)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            336,139             396,756
   Net transfers.............................................................             45,401             (57,554)
   Surrenders for benefit payments and fees..................................            (24,085)            (23,686)
   Other transactions........................................................                  1                  12
   Net loan activity.........................................................                (34)                (12)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            357,422             315,516
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            595,694             297,311

NET ASSETS:
   Beginning of period.......................................................            550,167             647,089
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,145,861   $         944,400
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-356

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-357

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                  VANGUARD              VICTORY
                                                                                 TOTAL STOCK          DIVERSIFIED
                                                                              MARKET INDEX FUND       STOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           12,695   $            3,992
   Net realized gain (loss) on security transactions.......................             180,297               96,115
   Net realized gain distributions.........................................                  --               24,486
   Change in unrealized appreciation (depreciation) during the period......             (10,875)             260,823
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             182,117              385,416
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             334,478              181,733
   Net transfers...........................................................              70,426              (56,792)
   Surrenders for benefit payments and fees................................              (6,908)            (342,785)
   Other transactions......................................................                  --                  (30)
   Net loan activity.......................................................                  (8)                 (71)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             397,988             (217,945)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             580,105              167,471

NET ASSETS:
   Beginning of period.....................................................             349,826            1,245,321
                                                                             -------------------  -------------------
   End of period...........................................................  $          929,931   $        1,412,792
                                                                             ===================  ===================

                                                                                   VICTORY             VICTORY
                                                                                   SPECIAL          SMALL COMPANY
                                                                                 VALUE FUND       OPPORTUNITY FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (14,105)  $         (14,001)
   Net realized gain (loss) on security transactions.......................             55,567             130,753
   Net realized gain distributions.........................................                 --             201,849
   Change in unrealized appreciation (depreciation) during the period......            471,605             467,930
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            513,067             786,531
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            254,588             530,998
   Net transfers...........................................................           (165,038)            (87,210)
   Surrenders for benefit payments and fees................................           (245,521)           (348,279)
   Other transactions......................................................                 (7)                 88
   Net loan activity.......................................................               (142)               (189)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (156,120)             95,408
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            356,947             881,939

NET ASSETS:
   Beginning of period.....................................................          1,852,184           2,346,609
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,209,131   $       3,228,548
                                                                             ==================  ==================

                                                                                   VICTORY            INVESCO
                                                                                 ESTABLISHED         SMALL CAP
                                                                                 VALUE FUND       DISCOVERY FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,822   $         (13,967)
   Net realized gain (loss) on security transactions.......................             26,477             103,004
   Net realized gain distributions.........................................             60,157             297,333
   Change in unrealized appreciation (depreciation) during the period......            125,494             208,610
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            213,950             594,980
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            132,554             341,305
   Net transfers...........................................................             92,703             121,393
   Surrenders for benefit payments and fees................................            (95,629)           (511,457)
   Other transactions......................................................                 (9)                (65)
   Net loan activity.......................................................                (20)                (94)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            129,599             (48,918)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            343,549             546,062

NET ASSETS:
   Beginning of period.....................................................            612,874           1,617,978
                                                                             ------------------  ------------------
   End of period...........................................................  $         956,423   $       2,164,040
                                                                             ==================  ==================

                                                                                                      INVESCO
                                                                                  INVESCO           EQUITY AND
                                                                               COMSTOCK FUND        INCOME FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          53,023   $         251,073
   Net realized gain (loss) on security transactions.......................            306,568           1,258,416
   Net realized gain distributions.........................................                 --             926,035
   Change in unrealized appreciation (depreciation) during the period......          1,271,897           1,542,975
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........          1,631,488           3,978,499
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            470,773           1,477,967
   Net transfers...........................................................           (217,033)           (207,054)
   Surrenders for benefit payments and fees................................           (773,829)         (4,617,246)
   Other transactions......................................................               (329)                  9
   Net loan activity.......................................................               (612)               (777)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (521,030)         (3,347,101)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          1,110,458             631,398

NET ASSETS:
   Beginning of period.....................................................          4,936,302          17,276,857
                                                                             ------------------  ------------------
   End of period...........................................................  $       6,046,760   $      17,908,255
                                                                             ==================  ==================

                                                                                  INVESCO              INVESCO
                                                                                GROWTH AND             MID CAP
                                                                                INCOME FUND          GROWTH FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          27,604    $          (8,840)
   Net realized gain (loss) on security transactions.......................            227,766               69,279
   Net realized gain distributions.........................................             91,304               28,649
   Change in unrealized appreciation (depreciation) during the period......            673,507              225,904
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........          1,020,181              314,992
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            582,838              202,366
   Net transfers...........................................................             12,316              (49,238)
   Surrenders for benefit payments and fees................................           (530,091)            (118,178)
   Other transactions......................................................               (306)                  (8)
   Net loan activity.......................................................               (154)                (107)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             64,603               34,835
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................          1,084,784              349,827

NET ASSETS:
   Beginning of period.....................................................          3,028,987              876,675
                                                                             ------------------  -------------------
   End of period...........................................................  $       4,113,771    $       1,226,502
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-358

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-359

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                  INVESCO             INVESCO
                                                                               U.S. MORTGAGE         SMALL CAP
                                                                                   FUND             VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              10   $          (5,899)
   Net realized gain (loss) on security transactions.......................                 (6)             51,511
   Net realized gain distributions.........................................                 --             106,710
   Change in unrealized appreciation (depreciation) during the period......                (13)            249,441
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 (9)            401,763
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 28             196,989
   Net transfers...........................................................                 --             142,255
   Surrenders for benefit payments and fees................................               (337)           (166,269)
   Other transactions......................................................                  1                (232)
   Net loan activity.......................................................                 --                 (56)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               (308)            172,687
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................               (317)            574,450

NET ASSETS:
   Beginning of period.....................................................                571             822,081
                                                                             ------------------  ------------------
   End of period...........................................................  $             254   $       1,396,531
                                                                             ==================  ==================

                                                                                                   MORGAN STANLEY
                                                                                  INVESCO           INSTITUTIONAL
                                                                                 AMERICAN            OPPORTUNITY
                                                                                VALUE FUND            PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (279)   $            (911)
   Net realized gain (loss) on security transactions.......................              8,049                3,170
   Net realized gain distributions.........................................              9,400               13,052
   Change in unrealized appreciation (depreciation) during the period......             18,545               24,191
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             35,715               39,502
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             25,490               14,346
   Net transfers...........................................................            406,733                 (594)
   Surrenders for benefit payments and fees................................            (10,143)              (8,307)
   Other transactions......................................................                 58                    1
   Net loan activity.......................................................                 --                  (14)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            422,138                5,432
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            457,853               44,934

NET ASSETS:
   Beginning of period.....................................................             70,486               87,383
                                                                             ------------------  -------------------
   End of period...........................................................  $         528,339    $         132,317
                                                                             ==================  ===================


                                                                                                        INVESCO
                                                                                INVESCO VALUE         DIVERSIFIED
                                                                             OPPORTUNITIES FUND      DIVIDEND FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           4,578    $           4,426
   Net realized gain (loss) on security transactions.......................              10,033               57,565
   Net realized gain distributions.........................................                  --                4,085
   Change in unrealized appreciation (depreciation) during the period......             156,995               64,377
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             171,606              130,453
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               5,227               51,361
   Net transfers...........................................................               5,248               71,101
   Surrenders for benefit payments and fees................................             (44,951)            (331,856)
   Other transactions......................................................                   1                   --
   Net loan activity.......................................................                  --                  (13)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (34,475)            (209,407)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             137,131              (78,954)

NET ASSETS:
   Beginning of period.....................................................             552,149              515,850
                                                                             -------------------  -------------------
   End of period...........................................................   $         689,280    $         436,896
                                                                             ===================  ===================


                                                                                   INVESCO              INVESCO
                                                                                  AMERICAN            GLOBAL CORE
                                                                               FRANCHISE FUND         EQUITY FUND
                                                                              SUB-ACCOUNT (36)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (3,872)   $             147
   Net realized gain (loss) on security transactions.......................              97,428                  427
   Net realized gain distributions.........................................              62,161                   --
   Change in unrealized appreciation (depreciation) during the period......             125,720                3,040
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             281,437                3,614
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              42,235                3,805
   Net transfers...........................................................             118,119                1,952
   Surrenders for benefit payments and fees................................            (222,083)                (244)
   Other transactions......................................................                  (1)                  --
   Net loan activity.......................................................                 (41)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (61,771)               5,513
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             219,666                9,127

NET ASSETS:
   Beginning of period.....................................................             485,114               15,295
                                                                             -------------------  -------------------
   End of period...........................................................   $         704,780    $          24,422
                                                                             ===================  ===================

                                                                                                      WELLS FARGO
                                                                                                       ADVANTAGE
                                                                                  VANGUARD           INTERNATIONAL
                                                                               500 INDEX FUND         EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          36,148    $             817
   Net realized gain (loss) on security transactions.......................             592,980                1,462
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (142,127)               6,943
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             487,001                9,222
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             596,090               10,054
   Net transfers...........................................................              72,288               (5,926)
   Surrenders for benefit payments and fees................................             (62,172)              (6,550)
   Other transactions......................................................                  (1)                   1
   Net loan activity.......................................................                 (16)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             606,189               (2,421)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................           1,093,190                6,801

NET ASSETS:
   Beginning of period.....................................................           1,301,535               46,627
                                                                             -------------------  -------------------
   End of period...........................................................   $       2,394,725    $          53,428
                                                                             ===================  ===================

(36) Effective July 12, 2013 Invesco Leisure Fund merged with Invesco American Franchise.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-360

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-361

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                                   COLUMBIA SELIGMAN
                                                                                  WELLS FARGO       COMMUNICATIONS
                                                                                   ADVANTAGE              AND
                                                                                CORE BOND FUND     INFORMATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             663   $          (2,176)
   Net realized gain (loss) on security transactions.........................               (718)              2,051
   Net realized gain distributions...........................................              1,347               6,388
   Change in unrealized appreciation (depreciation) during the period........             (5,009)             69,078
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,717)             75,341
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             41,129              59,923
   Net transfers.............................................................            (14,733)            (55,580)
   Surrenders for benefit payments and fees..................................            (25,942)            (31,132)
   Other transactions........................................................                 --                  (4)
   Net loan activity.........................................................                (23)                (15)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                431             (26,808)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (3,286)             48,533

NET ASSETS:
   Beginning of period.......................................................            119,961             365,804
                                                                               ------------------  ------------------
   End of period.............................................................  $         116,675   $         414,337
                                                                               ==================  ==================



                                                                                COLUMBIA SELIGMAN        TIAA-CREF
                                                                                     GLOBAL           LARGE CAP VALUE
                                                                                 TECHNOLOGY FUND        INDEX FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (37)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (755)  $              20
   Net realized gain (loss) on security transactions.........................               7,372                   2
   Net realized gain distributions...........................................               2,265                  40
   Change in unrealized appreciation (depreciation) during the period........              10,912                 104
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              19,794                 166
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              12,047                 718
   Net transfers.............................................................                   1                 753
   Surrenders for benefit payments and fees..................................              (6,242)                 (5)
   Other transactions........................................................                  (1)                 --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               5,805               1,466
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              25,599               1,632

NET ASSETS:
   Beginning of period.......................................................              76,349                  --
                                                                               -------------------  ------------------
   End of period.............................................................   $         101,948   $           1,632
                                                                               ===================  ==================



                                                                                    TIAA-CREF          TIAA-CREF
                                                                                    LARGE CAP           EQUITY
                                                                                   GROWTH FUND        INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             307   $             382
   Net realized gain (loss) on security transactions.........................              2,410               2,820
   Net realized gain distributions...........................................                132                 121
   Change in unrealized appreciation (depreciation) during the period........              6,079               5,419
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              8,928               8,742
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             14,135               8,331
   Net transfers.............................................................             (3,683)             (3,656)
   Surrenders for benefit payments and fees..................................                 (6)                 (5)
   Other transactions........................................................                 (3)                 --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             10,443               4,670
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             19,371              13,412

NET ASSETS:
   Beginning of period.......................................................             24,675              24,664
                                                                               ------------------  ------------------
   End of period.............................................................  $          44,046   $          38,076
                                                                               ==================  ==================

                                                                                                       LEGG MASON
                                                                                                        PARTNERS
                                                                               AMERICAN CENTURY        CLEARBRIDGE
                                                                                 HERITAGE FUND          SMALL CAP
                                                                                  SUB-ACCOUNT          VALUE FUND
                                                                                   (38)(39)            SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,203)   $            (259)
   Net realized gain (loss) on security transactions.........................            175,320               11,944
   Net realized gain distributions...........................................             41,738                  957
   Change in unrealized appreciation (depreciation) during the period........            (68,164)              (4,485)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            144,691                8,157
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             85,142                4,047
   Net transfers.............................................................            (71,855)             (35,482)
   Surrenders for benefit payments and fees..................................            (48,127)                  (9)
   Other transactions........................................................                 (7)                  (1)
   Net loan activity.........................................................                (47)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (34,894)             (31,445)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            109,797              (23,288)

NET ASSETS:
   Beginning of period.......................................................            489,278               34,988
                                                                               ------------------  -------------------
   End of period.............................................................  $         599,075    $          11,700
                                                                               ==================  ===================



                                                                                   LIFE POINTS          LIFE POINTS
                                                                                    BALANCED           CONSERVATIVE
                                                                                  STRATEGY FUND        STRATEGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           1,682   $               9
   Net realized gain (loss) on security transactions.........................               1,968                 174
   Net realized gain distributions...........................................                  --                 243
   Change in unrealized appreciation (depreciation) during the period........              17,456                (179)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              21,106                 247
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              37,143               4,938
   Net transfers.............................................................              (7,568)                (30)
   Surrenders for benefit payments and fees..................................                (188)             (3,730)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              29,387               1,178
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              50,493               1,425

NET ASSETS:
   Beginning of period.......................................................             183,278              10,958
                                                                               -------------------  ------------------
   End of period.............................................................   $         233,771   $          12,383
                                                                               ===================  ==================

(37)  Funded as of March 15, 2013.

(38)  Funded as of December 6, 2013.

(39) Effective December 6, 2013 American Century VP Vista(SM) Fund merged with American Century Heritage Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-362

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-363

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                                LIFE POINTS          LIFE POINTS
                                                                                                  GROWTH              MODERATE
                                                                                               STRATEGY FUND        STRATEGY FUND
                                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                                            -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..........................................................   $            4,376   $            1,714
   Net realized gain (loss) on security transactions.....................................                4,425                3,951
   Net realized gain distributions.......................................................                   --                   --
   Change in unrealized appreciation (depreciation) during the period....................               38,131                9,458
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.......................               46,932               15,123
                                                                                            -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.............................................................................               49,628               19,004
   Net transfers.........................................................................              259,601              211,422
   Surrenders for benefit payments and fees..............................................              (37,743)             (37,504)
   Other transactions....................................................................                   32                   11
   Net loan activity.....................................................................                  (28)                  --
   Net annuity transactions..............................................................                   --                   --
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions................              271,490              192,933
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets.................................................              318,422              208,056

NET ASSETS:
   Beginning of period...................................................................              103,902               64,498
                                                                                            -------------------  -------------------
   End of period.........................................................................   $          422,324   $          272,554
                                                                                            ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-364

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


I.   ORGANIZATION:

     Separate Account Eleven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts: the American Century Equity Income Fund, American Century VP Growth Fund, American Century VP Ultra(R) Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century Small Cap Value Fund, American Century VP Large Company Value Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century VP Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, American Century Prime Money Market Fund, Domini Social Equity Fund, AllianceBernstein Global Bond Fund, AllianceBernstein 2055 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy, AllianceBernstein Global Risk Allocation Fund, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS International Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Global Value Portfolio, AllianceBernstein Growth Fund, AllianceBernstein Discovery Growth Fund, AllianceBernstein Discovery Value Fund, AllianceBernstein Value Fund, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein High Income Fund, AllianceBernstein 2010 Retirement Strategy*, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, American Funds AMCAP Fund, American Funds American Balanced Fund, American Funds Capital Income Builder, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund, American Funds New Perspective Fund, American Funds The Bond Fund of America, American Funds The Growth Fund of America , American Funds The Income Fund of America, American Funds The Investment Company of America, American Funds The New Economy Fund, American Funds Washington Mutual Investors Fund, American Funds American Mutual Fund, American Funds Capital World Growth & Income Fund, American Funds SMALLCAP World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund, Ave Maria Rising Dividend Fund, Ave Maria Growth Fund, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath Retirement Portfolio, LifePath 2050 Portfolio, BlackRock LifePath 2025 Fund, BlackRock LifePath 2035 Fund, BlackRock LifePath 2045 Fund, BlackRock LifePath 2055 Fund, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Flexible Equity Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Portfolio, Calvert Bond Portfolio, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Marsico 21st Century Fund, Columbia Small Cap Value I Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Marsico Growth VS Fund, CRM Mid Cap Value Fund, Columbia Small Cap Core Fund, Calamos Global Equity Fund, Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth and Income Portfolio Fund, Dreyfus VIF Quality Bond Portfolio Fund, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Utility & Telecommunications Fund, Alger Capital Appreciation Institutional Portfolio, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Index Fund, Nuveen Small Cap Index, Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Santa Barbara Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund,


--------------------------------------------------------------------------------
                                   SA-365

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


     Fidelity Advisor Leveraged Company Stock Fund, Federated Equity Income Fund, Inc., Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap Growth Strategies Fund, Federated High Income Bond Fund, Federated Kaufmann Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated Clover Small Value Fund, Federated International Leaders Fund, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Balanced Fund, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Fidelity VIP FundsManager 70% Portfolio, Fidelity Stock Selector All Cap Fund, Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Franklin Mutual Global Discovery Fund (formerly Mutual Global Discovery Fund), Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Beacon Fund (formerly Mutual Beacon Fund), Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Conservative Allocation Fund (formerly Franklin Templeton Conservative Allocation Fund), Franklin Growth Allocation Fund (formerly Franklin Templeton Growth Allocation Fund), Franklin Moderate Allocation Fund (formerly Franklin Templeton Moderate Allocation Fund), Templeton Foreign Fund, Franklin Small-Mid Cap Growth Securities Fund, Highland Premier Growth Equity, Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Focused International Equity Fund (formerly Goldman Sachs Concentrated International Equity Fund), Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, John Hancock Small Cap Equity Fund, Frost Value Equity Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund (merged with Hartford Global Research HLS Fund), Hartford Growth Opportunities HLS Fund (merged with Hartford Growth HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, Hartford High Yield, Hartford Dividend & Growth Fund, Hartford International Opportunites Fund, The Hartford MidCap Fund, Hartford Small Company Fund, Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Value Opportunities Fund (merged with The Hartford Value Fund), Hartford Moderate Allocation Fund (formerly The Hartford Balanced Allocation Fund), The Hartford Conservative Allocation Fund, Hartford Global Capital Appreciation Fund (formerly The Hartford Capital Appreciation Fund), The Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The Hartford Equity Income Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund, The Hartford MidCap Value Fund, The Hartford Global All-Asset Fund, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Aspen Forty Portfolio, Janus Aspen Global Research Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Overseas Portfolio, Janus Flexible Bond Fund, Janus Forty Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Overseas Fund, Janus Global Research Fund, Perkins Mid Cap Value Fund, Prudential Jennison Natural Resources Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Jennison 20/20 Focus Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund (merged with JPMorgan SmartRetirement 2010 Fund), JP Morgan Smart Retirement 2055 Fund, JP Morgan Prime Money Market Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Value Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Inc., Lord Abbett International Core Equity Fund, Lord Abbett Value Opportunities Fund, Clearbridge Value Trust (formerly


--------------------------------------------------------------------------------
                                   SA-366

---------------------------------------------------------------------------
     Legg Mason Capital Management Value Trust, Inc.), BMO Mid-Cap Value Fund, MassMutual RetireSMART(SM) 2010 Fund, MFS Emerging Markets Equity Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Research Bond Fund, MFS Massachusetts Investors Trust , MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Investors Growth Stock Series, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock Global Allocation Fund, BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, BlackRock Small Cap Growth Fund, BlackRock Mid Cap Value Opportunities Fund, BlackRock International Opportunities Portfolio, BlackRock Mid Cap Growth Equity Portfolio, Munder MidCap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Nuveen Tradewinds International Value Fund, Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Mid Cap Fund (formerly Oppenheimer Main Street Small- & Mid-Cap Fund), Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer Main Street Select Fund(R), Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer Equity Income Fund, Oppenheimer International Diversified Fund, Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Multi-Cap Growth Fund, Putnam Small Cap Value Fund, Pioneer Disciplined Value Fund, Pioneer Emerging Markets Fund, Pioneer Fundamental Growth Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AMG Managers Cadence Mid Cap Fund (formerly Managers Cadence Mid-Cap Fund), PIMCO Emerging Markets Bond Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund, PIMCO Total Return III Fund, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam International Equity Fund, Putnam Investors Fund*, Putnam Multi-Cap Growth Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Value Plus Fund, Royce Value Fund, RS Value Fund, Columbia Diversified Equity Income Fund, Columbia Small/Mid Cap Value Fund (formerly Columbia Mid Cap Value Opportunity Fund), Columbia Multi-Advisor Small Cap Value Fund, RidgeWorth Small Cap Value Equity Fund, RidgeWorth Mid-Cap Value Equity Fund, RidgeWorth Total Return Bond Fund, RidgeWorth Large Cap Value Equity Fund, Deutsche Real Estate Securities Fund (formerly DWS RREEF Real Estate Securities Fund), Deutsche Equity Dividend Fund (formerly DWS Equity Dividend Fund), Deutsche Capital Growth Fund (formerly DWS Capital Growth
     Fund), Deutsche Enhanced Emerging Markets Fixed Income (formerly DWS Enhanced Emerging Markets Fixed Income Fund), SSgA S&P 500 Index Fund, Deutsche Core Equity VIP (formerly DWS Core Equity VIP), Deutsche Global Growth Fund (formerly DWS Global Growth Fund), ClearBridge Appreciation Fund (formerly Legg Mason ClearBridge Appreciation Fund), ClearBridge Aggressive Growth Fund (formerly Legg Mason Aggressive Growth Fund), ClearBridge All Cap Value Fund (formerly Legg Mason Partners ClearBridge Fundamental Value Fund), ClearBridge Mid Cap Core Fund (formerly Legg Mason ClearBridge Mid Cap Core Fund), ClearBridge Small Cap Growth Fund (formerly Legg Mason ClearBridgge Small Cap Growth Fund), Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price Equity Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund (formerly T. Rowe Price Retirement Income Fund), UBS Global Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Small Company Opportunity Fund, Victory Established Value Fund, Invesco Small Cap Discovery Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco U.S. Mortgage Fund, Invesco Small Cap Value Fund, Invesco American Value Fund, Morgan Stanley Institutional Opportunity Portfolio, Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund, Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Core Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MassMutual RetireSMART(SM) 2015 Fund, MassMutual


--------------------------------------------------------------------------------
                                   SA-367

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


     RetireSMART(SM) 2020 Fund, MassMutual RetireSMART(SM) 2025 Fund, MassMutual RetireSMART(SM) 2030 Fund, MassMutual RetireSMART(SM) 2035 Fund, MassMutual RetireSMART(SM) 2040 Fund, MassMutual RetireSMART(SM) 2045 Fund, MassMutual RetireSMART(SM) 2050 Fund, MassMutual RetireSMART(SM) In Retirement Fund, MassMutual RetireSMART(SM) 2055, American Century Heritage Fund, ClearBridge Small Cap Value Fund (formerly Legg Mason Patrners ClearBridge Small Cap Value Fund), Oak Ridge Small Cap Growth Fund (merged with Pioneer Oak Ridge Small Cap Growth Fund), HIMCO VIT Index Fund (merged with Hartford Index HLS Fund), MM S&P Mid Cap Index Fund, Russell Balanced Strategy Fund (formerly Life Points Balanced Strategy Fund), Russell Conservative Strategy Fund (formerly Life Points Conservative Strategy Fund), Russell Growth Strategy Fund (formerly Life Points Growth Strategy Fund), Russell Moderate Strategy Fund (formerly Life Points Moderate Strategy Fund), PIMCO Total Return Fund, and PIMCO Real Return Fund.


    * These funds were not funded as of December 31, 2014, and as a result, are not presented in the statements of assets and liabilities.


   ++ During 2014, the following sub-accounts were liquidated: The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund.

     The sub-accounts are invested in mutual funds (the "Funds") of the same name.

     If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:

                                                         ASSETS
     SURVIVING SUB-ACCOUNT                              RECEIVED
     ----------------------------------------------   -------------
     Hartford Global Growth HLS Fund...............   $     643,952
     Hartford Growth Opportunities HLS Fund........   $     629,214
     The Hartford Value Opportunities Fund.........   $       7,164
     JPMorgan SmartRetirement Income Fund..........   $     720,397
     Oak Ridge Small Cap Growth Fund...............   $     592,701
     HIMCO VIT Index Fund..........................   $  10,400,547

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality


--------------------------------------------------------------------------------
                                   SA-368

---------------------------------------------------------------------------
        risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2014 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

        Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

        In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2014, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2014 and 2013.

     g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2014. The 2007 through 2014 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     Each Sub-Account is charged certain fees, according to contract terms, as follows:

     a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) TRANSACTIONS WITH RELATED PARTIES -- Affiliates of both the Sponsor Company and the Agent for Service act in the capacity of investment advisor to certain funds that are available to the Sub-Accounts. The closing net asset value of the associated fund are subject to the following fee rates paid to the affiliate



     INVESTMENT ADVISOR                                    FUND FAMILY                   MAXIMUM ANNUAL FEE     AFFILIATED PARTY
     ---------------------------------------------------   ----------------------------  --------------------   --------------------
     Hartford Funds                                        Hartford HLS                                 0.90%   Sponsor Company
     MML Investment Advisers, LLC                          MassMutual RetireSMART                       0.25%   Agent for Service
     OFI Global Asset Management, Inc.                     Oppenheimer                                  1.00%   Agent for Service
     Hartford Investment Management Company (HIMCO)        HIMCO VIT                                    0.30%   Sponsor Company


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                                   SA-369


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SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


4.   PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:


                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
American Century Equity Income Fund................................................................    $   9,440,811   $   7,435,524
American Century VP Growth Fund....................................................................        7,613,738       1,230,903
American Century VP Ultra(R) Fund..................................................................           61,650           5,251
American Century VP Balanced Fund..................................................................          113,943          50,888
American Century VP International Fund.............................................................            8,918              11
American Century Small Cap Value Fund..............................................................        1,308,306         245,702
American Century VP Large Company Value Fund.......................................................            4,830          13,312
American Century Inflation-Adjusted Bond Fund......................................................           65,958          87,261
American Century Equity Growth Fund................................................................           10,479          39,222
American Century VP Income & Growth Fund...........................................................          105,559          44,325
American Century VP Ultra Fund.....................................................................           54,181          19,373
American Century VP Value Fund.....................................................................           75,455          41,466
American Century VP Mid Cap Value Fund.............................................................           76,775          32,862
Invesco V.I. Small Cap Equity Fund.................................................................           19,286         110,096
Invesco V.I. Diversified Dividend Fund.............................................................           33,650         103,818
Invesco European Growth Fund.......................................................................          164,509         292,520
Invesco International Growth Fund..................................................................          524,409         834,465
Invesco Mid Cap Core Equity Fund...................................................................          102,633         167,917
Invesco Small Cap Growth Fund......................................................................        1,117,194       1,150,990
Invesco Real Estate Fund...........................................................................        2,011,777       1,398,786
Invesco Small Cap Equity Fund......................................................................          406,452          77,654
Invesco Developing Markets Fund....................................................................          933,634          43,562
American Century Diversified Bond Fund.............................................................           12,228          23,664
American Century Prime Money Market Fund...........................................................          325,969         690,138
Domini Social Equity Fund..........................................................................          703,850          17,529
AllianceBernstein Global Bond Fund.................................................................           19,099           2,935
AllianceBernstein 2055 Retirement Strategy.........................................................            5,901             107
AllianceBernstein 2050 Retirement Strategy.........................................................           39,779             990
AllianceBernstein Global Risk Allocation Fund......................................................           77,181          25,478
AllianceBernstein VPS Growth and Income Portfolio..................................................           14,961          14,406
AllianceBernstein VPS International Growth Portfolio...............................................          110,252         220,166
AllianceBernstein VPS International Value Portfolio................................................          346,831         489,203
AllianceBernstein VPS Global Value Portfolio.......................................................           32,233          27,430
AllianceBernstein Growth Fund......................................................................           14,523           1,843
AllianceBernstein Discovery Growth Fund............................................................           40,583           6,218
AllianceBernstein Discovery Value Fund.............................................................          287,773         135,821
AllianceBernstein Value Fund.......................................................................            6,879           3,992
AllianceBernstein 2015 Retirement Strategy.........................................................           24,311          17,677
AllianceBernstein 2025 Retirement Strategy.........................................................           42,683           3,798
AllianceBernstein 2035 Retirement Strategy.........................................................           64,509          52,502
AllianceBernstein 2045 Retirement Strategy.........................................................           93,698          40,281
AllianceBernstein High Income Fund.................................................................          193,689         218,690
AllianceBernstein 2010 Retirement Strategy.........................................................                1          32,685
AllianceBernstein 2020 Retirement Strategy.........................................................           91,254         113,345
AllianceBernstein 2030 Retirement Strategy.........................................................          192,623         121,659
AllianceBernstein 2040 Retirement Strategy.........................................................           78,202          56,664
American Funds AMCAP Fund..........................................................................        1,415,716       1,394,818
American Funds American Balanced Fund..............................................................        2,159,824       1,605,395


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                                   SA-370

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
American Funds Capital Income Builder Fund.........................................................    $   4,728,463   $   6,946,474
American Funds EuroPacific Growth Fund.............................................................        7,109,581       6,045,180
American Funds Fundamental Investors Fund..........................................................        4,947,041       6,168,471
American Funds New Perspective Fund................................................................        2,489,071       1,917,494
American Funds The Bond Fund of America............................................................        1,357,191       1,987,914
American Funds The Growth Fund of America..........................................................       10,446,232       8,333,202
American Funds The Income Fund of America..........................................................        3,720,505       3,318,715
American Funds The Investment Company of America...................................................        3,593,651       3,734,059
American Funds The New Economy Fund................................................................        1,822,003       1,231,555
American Funds Washington Mutual Investors Fund....................................................        1,320,435         985,997
American Funds American Mutual Fund................................................................        1,041,319         860,781
American Funds Capital World Growth & Income Fund..................................................        6,724,451       5,278,581
American Funds SMALLCAP World Fund.................................................................          348,224         280,189
Ariel Appreciation Fund............................................................................           34,616          33,295
Ariel Fund.........................................................................................           39,099          72,343
Artisan Mid Cap Value Fund.........................................................................        1,833,860         486,708
Ave Maria Opportunity Fund.........................................................................           35,185          15,424
Ave Maria Rising Dividend Fund.....................................................................        1,050,054         916,758
Ave Maria Growth Fund..............................................................................          176,729          90,772
LifePath 2020 Portfolio............................................................................        8,049,716       4,385,242
LifePath 2030 Portfolio............................................................................       10,089,417       4,187,462
LifePath 2040 Portfolio............................................................................        8,816,910       3,745,504
LifePath Retirement Portfolio......................................................................        1,749,036       1,235,669
LifePath 2050 Portfolio............................................................................        1,517,782         381,018
BlackRock LifePath 2025 Fund.......................................................................          665,811          68,601
BlackRock LifePath 2035 Fund.......................................................................           95,318          31,620
BlackRock LifePath 2045 Fund.......................................................................          172,650          43,178
BlackRock LifePath 2055 Fund.......................................................................           39,554          24,218
Baron Small Cap Fund...............................................................................          986,830         247,161
BlackRock U.S. Government Bond Portfolio...........................................................           40,853         125,971
BlackRock Equity Dividend Fund.....................................................................        1,576,680       1,356,945
BlackRock Capital Appreciation Fund................................................................          116,803         215,413
BlackRock Flexible Equity Fund.....................................................................           46,829          27,309
Calvert VP SRI Balanced Portfolio..................................................................           48,956          18,699
Calvert Equity Portfolio...........................................................................        1,595,826         927,939
Calvert Bond Portfolio.............................................................................          650,085         573,233
Calvert Income Fund................................................................................          257,409         315,552
Columbia Contrarian Core Fund......................................................................          553,590         507,238
Columbia Marsico 21st Century Fund.................................................................           38,721          21,694
Columbia Small Cap Value I Fund....................................................................           28,067           7,131
Columbia Marsico International Opportunities Fund..................................................               24           1,081
Columbia Mid Cap Value Fund........................................................................          656,394         546,488
Columbia Acorn Fund................................................................................        1,322,990         774,366
Columbia Marsico Growth VS Fund....................................................................          251,887         442,109
CRM Mid Cap Value Fund.............................................................................           59,210          65,668
Columbia Small Cap Core Fund.......................................................................           57,888           8,401
Calamos Global Equity Fund.........................................................................                8               0
Calamos International Growth Fund..................................................................            2,014              19
Davis Financial Fund...............................................................................           40,756          28,741
Davis New York Venture Fund........................................................................        2,489,733       2,256,374
Davis Opportunity Fund.............................................................................           50,392          75,179


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                                   SA-371

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Delaware Diversified Income Fund...................................................................    $      48,943   $      26,630
Delaware Extended Duration Bond Fund...............................................................              696               3
Dreyfus Bond Market Index Fund.....................................................................        1,958,816       1,725,076
Dreyfus VIF Appreciation Portfolio.................................................................            3,469             118
Dreyfus International Stock Index Fund.............................................................          245,559          19,111
Dreyfus MidCap Index Fund..........................................................................        3,849,955       1,983,898
Dreyfus SmallCap Stock Index Fund..................................................................        2,185,594       1,357,896
Dreyfus VIF Growth and Income Portfolio............................................................              340              20
Dreyfus VIF Quality Bond Portfolio Fund............................................................           29,551           3,178
Dreyfus Socially Responsible Growth Fund, Inc......................................................              846              75
Dreyfus S&P 500 Index Fund.........................................................................        4,505,827       1,648,698
Dreyfus Intermediate Term Income Fund..............................................................        1,586,563       1,574,469
Eaton Vance Large-Cap Value Fund...................................................................        4,473,228       1,611,543
Eaton Vance Dividend Builder Fund..................................................................          232,173         364,726
Eaton Vance Worldwide Health Sciences Fund.........................................................          286,663         104,644
Eaton Vance Income Fund of Boston..................................................................          715,384         576,270
Eaton Vance Balanced Fund..........................................................................            3,329              15
Eaton Vance Atlanta Capital SMID-Cap Fund..........................................................          228,303          56,344
Wells Fargo Advantage Asset Allocation Fund........................................................          167,623         162,028
Wells Fargo Advantage Emerging Markets Equity Fund.................................................          679,083         663,704
Wells Fargo Advantage Utility & Telecommunications Fund............................................           23,214          58,551
Alger Capital Appreciation Institutional Portfolio.................................................        3,204,191       5,167,382
Alger Mid Cap Growth Institutional Fund............................................................          317,056         269,550
Alger Small Cap Growth Institutional Fund..........................................................          116,062          94,262
Nuveen Mid Cap Index Fund..........................................................................        1,311,007         773,936
Nuveen Small Cap Index.............................................................................           27,609          43,781
Nuveen Equity Index Fund...........................................................................          296,181         129,433
Nuveen Mid Cap Growth Opportunities Fund...........................................................          172,338         134,512
Nuveen Small Cap Select Fund.......................................................................           10,019             151
Nuveen Santa Barbara Dividend Growth Fund..........................................................            4,796              34
Fidelity Advisor Equity Growth Fund................................................................           45,587          10,987
Fidelity Advisor Value Strategies Fund.............................................................           21,308          63,085
Fidelity Advisor Leveraged Company Stock Fund......................................................        1,057,465       1,702,024
Federated Equity Income Fund, Inc..................................................................          148,492          76,007
Federated Fund for U.S. Government Securities Fund.................................................           55,396         143,298
Federated MDT Mid Cap Growth Strategies Fund.......................................................           17,823           6,566
Federated High Income Bond Fund....................................................................           26,027          19,353
Federated Kaufmann Fund............................................................................        1,573,825       1,370,220
Federated Short-Term Income Fund...................................................................            1,573           4,264
Federated Total Return Bond Fund...................................................................           90,899          89,859
Federated Clover Small Value Fund..................................................................            2,304               2
Federated International Leaders Fund...............................................................              272               9
Fidelity VIP Growth Opportunities Portfolio........................................................           46,587          50,184
Fidelity VIP Overseas Portfolio....................................................................           27,434          61,023
Fidelity VIP Value Strategies Portfolio............................................................           69,182         276,562
Fidelity VIP Balanced Fund.........................................................................          345,368         126,042
Fidelity VIP Growth & Income Portfolio.............................................................           21,988         110,416
Fidelity VIP Freedom 2020 Portfolio................................................................          223,529          93,767
Fidelity VIP Freedom 2030 Portfolio................................................................          927,508         724,473
Fidelity VIP Freedom 2015 Portfolio................................................................           55,934          53,038
Fidelity VIP Freedom 2025 Portfolio................................................................          695,524         381,775


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                                   SA-372

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Fidelity VIP FundsManager 70% Portfolio............................................................    $          81   $          --
Fidelity Stock Selector All Cap Fund...............................................................              359             205
Templeton Global Opportunities Trust...............................................................           35,074           7,676
Templeton Developing Markets Trust.................................................................          687,733         483,827
Franklin High Income Fund..........................................................................          858,273         353,823
Franklin Strategic Income Fund.....................................................................        1,355,390       1,248,323
Templeton Global Bond Fund.........................................................................        2,692,895       1,319,446
Franklin U.S. Government Securities Fund...........................................................          250,844         223,452
Franklin Small Cap Value Fund......................................................................        1,151,835       1,316,109
Franklin Mutual Global Discovery Fund*.............................................................        3,839,679       4,334,205
Templeton Growth Fund..............................................................................          662,984         691,665
Franklin Income Fund...............................................................................        2,638,653       2,966,696
Franklin Growth Fund...............................................................................        2,775,388       1,201,206
Franklin Total Return Fund.........................................................................          167,869         183,684
Franklin Balance Sheet Investment Fund.............................................................        3,200,161       2,762,306
Franklin Mutual Beacon Fund*.......................................................................          411,038         704,645
Franklin Mutual Shares Fund........................................................................        1,940,924       2,232,356
Franklin Small-Mid Cap Growth Fund.................................................................        2,407,082       1,769,950
Franklin Conservative Allocation Fund*.............................................................          911,199       1,025,797
Franklin Growth Allocation Fund*...................................................................        1,879,981       2,170,858
Franklin Moderate Allocation Fund*.................................................................        3,000,078       2,873,526
Templeton Foreign Fund.............................................................................        3,909,007       4,080,673
Franklin Small-Mid Cap Growth Securities Fund......................................................           42,800          46,527
Highland Premier Growth Equity.....................................................................           89,443             653
Goldman Sachs Income Builder Fund..................................................................            9,561          20,365
Goldman Sachs Capital Growth Fund..................................................................              550           1,657
Goldman Sachs Core Fixed Income Fund...............................................................           17,818           2,459
Goldman Sachs U.S. Equity Insights Fund............................................................               42               8
Goldman Sachs Government Income Fund...............................................................          495,508         601,447
Goldman Sachs Growth & Income Fund.................................................................           25,457          25,750
Goldman Sachs Growth Opportunities Fund............................................................          467,362         182,847
Goldman Sachs Focused International Equity Fund*...................................................            4,792           1,112
Goldman Sachs Mid Cap Value Fund...................................................................        1,450,624       1,308,610
Goldman Sachs Small Cap Value Fund.................................................................        1,733,001       2,059,935
Goldman Sachs Strategic Growth Fund................................................................            4,726             122
Goldman Sachs High Yield Fund......................................................................        1,813,164       1,556,193
Goldman Sachs Large Cap Value Fund.................................................................          124,780          80,365
Goldman Sachs Small/Mid Cap Growth Fund............................................................          127,365         333,132
Goldman Sachs Satellite Strategies Portfolio.......................................................              196               2
John Hancock Small Cap Equity Fund.................................................................          532,376         670,108
Frost Value Equity Fund............................................................................            1,520          14,864
Hartford Balanced HLS Fund.........................................................................        5,154,344       5,386,443
Hartford Total Return Bond HLS Fund................................................................        6,921,005       7,614,590
Hartford Capital Appreciation HLS Fund.............................................................       21,075,105      16,893,218
Hartford Dividend and Growth HLS Fund..............................................................       13,246,844       9,462,095
Hartford Global Research HLS Fund*.................................................................          332,658         877,222
The Hartford Healthcare HLS Fund...................................................................        2,861,835       2,644,834
Hartford Global Growth HLS Fund*...................................................................        1,362,422         646,772
Hartford Growth HLS Fund*..........................................................................          298,105         710,612


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                                   SA-373

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Hartford Growth Opportunities HLS Fund*............................................................    $   2,662,960   $   1,014,095
Hartford Index HLS Fund*...........................................................................        5,855,682      16,284,528
Hartford International Opportunities HLS Fund......................................................          139,419         359,062
Hartford MidCap HLS Fund...........................................................................        7,699,700       6,969,168
Hartford Ultrashort Bond HLS Fund..................................................................        1,844,400       3,023,571
Hartford Small Company HLS Fund....................................................................        4,239,090       3,442,799
Hartford SmallCap Growth HLS Fund..................................................................          329,078         215,225
Hartford Stock HLS Fund............................................................................        2,544,672       3,082,103
Hartford U.S. Government Securities HLS Fund.......................................................          567,003         892,873
Hartford Value HLS Fund............................................................................          242,844         465,938
The Hartford Checks and Balances Fund..............................................................          146,169          65,879
Hartford High Yield................................................................................            9,425              95
The Hartford Target Retirement 2010 Fund*..........................................................           83,815       1,285,222
The Hartford Target Retirement 2020 Fund*..........................................................          499,266       5,745,448
The Hartford Target Retirement 2030 Fund*..........................................................          720,669       5,876,974
Hartford Dividend & Growth Fund....................................................................          566,477         467,820
Hartford International Opportunites Fund...........................................................          146,625          20,393
The Hartford MidCap Fund...........................................................................          275,850         114,595
Hartford Small Company Fund........................................................................          463,455         172,656
Hartford Total Return Bond Fund....................................................................          179,780         107,854
The Hartford Healthcare Fund.......................................................................           65,766          10,848
The Hartford Growth Opportunities Fund.............................................................           35,651          33,011
The Hartford Value Opportunities Fund*.............................................................           16,275           7,887
Hartford Moderate Allocation Fund*.................................................................        1,176,556         787,853
The Hartford Conservative Allocation Fund..........................................................          268,326         386,603
Hartford Global Capital Appreciation Fund*.........................................................        4,029,952       2,682,190
The Hartford Growth Allocation Fund................................................................        1,670,512         366,651
The Hartford Inflation Plus Fund...................................................................          108,020          71,234
The Hartford Value Fund*...........................................................................            2,435           7,836
The Hartford Equity Income Fund....................................................................          111,194         145,441
The Hartford Target Retirement 2015 Fund*..........................................................          109,065       1,917,828
The Hartford Target Retirement 2025 Fund*..........................................................          924,939       5,832,799
The Hartford Target Retirement 2035 Fund*..........................................................          329,557       2,629,447
The Hartford Target Retirement 2040 Fund*..........................................................          441,474       2,727,462
The Hartford Target Retirement 2045 Fund*..........................................................          270,082       2,068,331
The Hartford Target Retirement 2050 Fund*..........................................................          179,736       1,105,610
The Hartford Balanced Income Fund..................................................................           21,768             539
The Hartford International Small Company Fund......................................................            9,907           2,608
The Hartford MidCap Value Fund.....................................................................           64,807          38,398
The Hartford Global All-Asset Fund.................................................................            3,796              52
Hotchkis and Wiley Large Cap Value Fund............................................................           65,652          91,217
Invesco V.I. Technology Fund.......................................................................           24,343          38,011
Invesco Technology Fund............................................................................          303,073         230,168
Ivy Global Natural Resources Fund..................................................................          595,965         765,067
Ivy Large Cap Growth Fund..........................................................................          110,851         214,317
Ivy Science & Technology Fund......................................................................          533,727         468,374
Ivy Asset Strategy Fund............................................................................          738,636         349,982
Janus Aspen Forty Portfolio........................................................................          597,685         358,161
Janus Aspen Global Research Portfolio..............................................................           43,112         160,547




--------------------------------------------------------------------------------
                                   SA-374

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Janus Aspen Enterprise Portfolio...................................................................    $      11,811   $         855
Janus Aspen Balanced Portfolio.....................................................................           50,003          63,837
Janus Aspen Overseas Portfolio.....................................................................           84,933          92,527
Janus Flexible Bond Fund...........................................................................            4,147           1,835
Janus Forty Fund...................................................................................        5,179,857       4,240,720
Janus Balanced Fund................................................................................          477,186         380,875
Janus Enterprise Fund..............................................................................          196,179         257,992
Janus Overseas Fund................................................................................        1,883,178       2,344,293
Janus Global Research Fund.........................................................................          244,077         217,535
Perkins Mid Cap Value Fund.........................................................................          419,652         145,000
Prudential Jennison Natural Resources Fund, Inc....................................................          555,836          13,708
Prudential Jennison Mid-Cap Growth Fund, Inc.......................................................          507,423       1,351,430
Prudential Jennison 20/20 Focus Fund...............................................................          236,263         229,403
JPMorgan Core Bond Fund............................................................................          674,899         938,257
JPMorgan Small Cap Equity Fund.....................................................................           18,586          25,797
JPMorgan Small Cap Growth Fund.....................................................................          397,933         338,622
JPMorgan Small Cap Value Fund......................................................................          213,059         103,114
JPMorgan U.S. Equity Fund..........................................................................        1,306,124         411,761
JPMorgan SmartRetirement 2010 Fund.................................................................          352,630         884,153
JPMorgan SmartRetirement 2015 Fund.................................................................        1,453,507         659,301
JPMorgan SmartRetirement 2020 Fund.................................................................        4,361,645         882,021
JPMorgan SmartRetirement 2025 Fund.................................................................        5,276,284       1,192,584
JPMorgan SmartRetirement 2030 Fund.................................................................        5,301,604       2,299,235
JPMorgan SmartRetirement 2035 Fund.................................................................        2,313,317         437,957
JPMorgan SmartRetirement 2040 Fund.................................................................        2,702,772       1,289,445
JPMorgan SmartRetirement 2045 Fund.................................................................        1,683,481         114,245
JPMorgan SmartRetirement 2050 Fund.................................................................        1,527,538       1,707,206
JPMorgan SmartRetirement Income Fund*..............................................................        1,132,411         361,845
JP Morgan Smart Retirement 2055 Fund...............................................................          175,255          84,234
JP Morgan Prime Money Market Fund..................................................................        1,221,493         776,994
Keeley Small Cap Value Fund........................................................................          222,616         312,676
Loomis Sayles Bond Fund............................................................................        1,526,894         202,985
LKCM Aquinas Growth Fund...........................................................................           77,441          62,210
LKCM Aquinas Value Fund............................................................................           64,735          21,908
Lord Abbett Affiliated Fund........................................................................          172,231         240,982
Lord Abbett Fundamental Equity Fund................................................................        1,984,817       1,500,032
Lord Abbett Bond Debenture Fund....................................................................          886,131         790,259
Lord Abbett Growth Opportunities fund..............................................................          329,954         249,146
Lord Abbett Calibrated Dividend Growth Fund........................................................           80,013         165,837
Lord Abbett Total Return Fund......................................................................          414,636         359,002
Lord Abbett Developing Growth Fund, Inc............................................................        1,279,961       1,017,147
Lord Abbett International Core Equity Fund.........................................................           38,201          29,014
Lord Abbett Value Opportunities Fund...............................................................        1,719,738         976,662
Clearbridge Value Trust*...........................................................................           32,825          17,500
BMO Mid-Cap Value Fund.............................................................................          247,367          69,044
MassMutual RetireSMART(SM) 2010 Fund...............................................................          122,044             529
MFS Emerging Markets Equity Fund...................................................................           93,844          49,985
Massachusetts Investors Growth Stock Fund..........................................................          562,307       1,182,578
MFS High Income Fund...............................................................................        1,258,771       1,079,259




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
SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
MFS International New Discovery Fund...............................................................    $      64,543   $      86,206
MFS Mid Cap Growth Fund............................................................................          339,057         292,011
MFS New Discovery Fund.............................................................................        1,060,345          73,856
MFS Research International Fund....................................................................        1,586,827         546,972
MFS Total Return Fund..............................................................................          771,225         257,176
MFS Utilities Fund.................................................................................        4,603,419       3,832,511
MFS Value Fund.....................................................................................        5,497,287       3,219,539
MFS Research Bond Fund.............................................................................          115,473          61,320
MFS Massachusetts Investors Trust..................................................................          371,790         153,920
MFS International Growth Fund......................................................................           37,880          20,301
MFS Core Equity Fund...............................................................................        1,245,001       1,115,136
MFS Government Securities Fund.....................................................................        1,369,942       1,406,654
MFS International Value Fund.......................................................................        3,562,322         838,306
MFS Technology Fund................................................................................           13,768          28,704
MFS Core Equity Series.............................................................................            9,127             144
MFS Investors Growth Stock Series..................................................................            2,785             306
MFS Utilities Series...............................................................................           72,811          45,278
MFS Growth Fund....................................................................................          883,969         217,638
MFS High Yield Portfolio...........................................................................           11,929           5,086
BlackRock Global Allocation Fund...................................................................        3,720,468       5,305,472
BlackRock Large Cap Core Fund......................................................................           48,262         553,943
BlackRock Value Opportunities Fund.................................................................            7,162           2,812
BlackRock Small Cap Growth Fund....................................................................          547,883         381,758
BlackRock Mid Cap Value Opportunities Fund.........................................................          808,112         637,295
BlackRock International Opportunities Portfolio....................................................          603,170         475,644
BlackRock Mid Cap Growth Equity Portfolio..........................................................          100,120          78,535
Munder MidCap Core Growth Fund.....................................................................        1,008,055         272,489
Neuberger Berman Socially Responsive Fund..........................................................          900,564         490,652
Nuveen Tradewinds International Value Fund.........................................................            6,890          11,625
Oakmark International Small Cap Fund...............................................................           49,936         106,459
The Oakmark Equity and Income Fund.................................................................        4,052,962       1,163,789
Oppenheimer Capital Appreciation Fund..............................................................        1,820,022       1,592,084
Oppenheimer Global Fund............................................................................        3,522,536       3,074,303
Oppenheimer International Growth Fund..............................................................        1,540,935         838,095
Oppenheimer Main Street Fund.......................................................................           91,532          41,556
Oppenheimer Global Strategic Income Fund...........................................................          286,526         222,134
Oppenheimer Main Street Mid Cap Fund*..............................................................          794,000         891,440
Oppenheimer Developing Markets Fund................................................................        2,323,786       1,638,971
Oppenheimer Equity Fund............................................................................           24,194           6,938
Oppenheimer Capital Income Fund....................................................................              113               4
Oppenheimer International Bond Fund................................................................        1,826,568       1,949,871
Oppenheimer Small- & Mid-Cap Value Fund............................................................          216,666         314,508
Oppenheimer Main Street Select Fund(R).............................................................          142,779         333,088
Oppenheimer Gold & Special Minerals Fund...........................................................          664,401         361,084
Oppenheimer Real Estate Fund.......................................................................          842,647         547,428
Oppenheimer Equity Income Fund.....................................................................           66,207           9,841
Oppenheimer International Diversified Fund.........................................................           32,491          27,295
Putnam Global Equity Fund..........................................................................           32,938             187
Putnam VT High Yield Fund..........................................................................          580,116         656,841




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
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

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Putnam VT International Growth Fund................................................................    $      10,609   $       9,209
Putnam VT Multi-Cap Growth Fund....................................................................          321,229          35,842
Putnam Small Cap Value Fund........................................................................          131,727         274,537
Pioneer Disciplined Value Fund.....................................................................           44,892          63,987
Pioneer Emerging Markets Fund......................................................................          551,086         522,187
Pioneer Oak Ridge Small Cap Growth Fund............................................................          218,275         768,638
Pioneer Fundamental Growth Fund....................................................................           14,458          11,490
AllianzGI NFJ International Value Fund.............................................................            7,605             852
AllianzGI NFJ Small-Cap Value Fund.................................................................          798,212         520,036
AllianzGI NFJ Dividend Value Fund..................................................................        1,418,732       1,382,427
AMG Managers Cadence Mid Cap Fund*.................................................................           22,711           6,429
PIMCO Emerging Markets Bond Fund...................................................................          227,098         290,789
Pioneer Fund.......................................................................................          232,892         122,593
Pioneer High Yield Fund............................................................................          634,730         540,587
Pioneer Strategic Income Fund......................................................................        1,373,016       1,663,180
Pioneer Mid Cap Value Fund.........................................................................          659,478         556,207
Pioneer Select Mid Cap Growth Fund.................................................................           88,581         120,575
PIMCO Total Return III Fund........................................................................           48,897          42,192
Putnam Equity Income Fund..........................................................................          185,140         347,133
Putnam High Yield Advantage Fund...................................................................          525,900         319,849
Putnam International Equity Fund...................................................................           22,992          83,868
Putnam Investors Fund..............................................................................            1,364           3,664
Putnam Multi-Cap Growth Fund.......................................................................            1,877           1,020
Putnam International Capital Opportunities Fund....................................................          402,817         111,925
Putnam Small Cap Growth Fund.......................................................................           47,256         135,538
Royce Total Return Fund............................................................................          334,283         197,879
Royce Value Plus Fund..............................................................................          187,887         120,602
Royce Value Fund...................................................................................          247,223         270,121
RS Value Fund......................................................................................          641,191         127,269
Columbia Diversified Equity Income Fund............................................................           26,224          37,050
Columbia Small/Mid Cap Value Fund*.................................................................           83,746         166,255
Columbia Multi-Advisor Small Cap Value Fund........................................................            5,254             627
RidgeWorth Small Cap Value Equity Fund.............................................................          790,776         603,199
RidgeWorth Mid-Cap Value Equity Fund...............................................................          522,820         751,623
RidgeWorth Total Return Bond Fund..................................................................           97,451         213,852
RidgeWorth Large Cap Value Equity Fund.............................................................           66,313           6,533
Deutsche Real Estate Securities Fund*..............................................................            5,762             162
Deutsche Equity Dividend Fund*.....................................................................           63,469         217,515
Deutsche Capital Growth Fund*......................................................................              271               1
Deutsche Enhanced Emerging Markets Fixed Income*...................................................           11,421          11,923
SSgA S&P 500 Index Fund............................................................................          818,934         708,378
Deutsche Core Equity VIP*..........................................................................          129,109           6,326
Deutsche Global Growth Fund*.......................................................................            8,420           2,614
ClearBridge Appreciation Fund*.....................................................................           48,261          14,531
ClearBridge Aggressive Growth Fund*................................................................           46,336          34,875
ClearBridge All Cap Value Fund*....................................................................           11,810             244
ClearBridge Mid Cap Core Fund*.....................................................................          219,903          50,111
ClearBridge Small Cap Growth Fund*.................................................................          367,828         963,276
Thornburg International Value Fund.................................................................        1,810,361       2,281,334


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                                   SA-377

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Thornburg Value Fund...............................................................................    $     299,781   $     310,251
Thornburg Core Growth Fund.........................................................................          229,109         833,718
Timothy Plan Large/Mid Cap Value Fund..............................................................          160,889         191,209
UBS Dynamic Alpha Fund.............................................................................               43               8
T. Rowe Price Growth Stock Fund....................................................................        2,637,750       1,410,679
T. Rowe Price Equity Income Fund...................................................................          855,212         535,945
T. Rowe Price Retirement 2010 Fund.................................................................          472,998         331,593
T. Rowe Price Retirement 2020 Fund.................................................................        2,564,514       2,174,324
T. Rowe Price Retirement 2030 Fund.................................................................        3,283,907       1,426,470
T. Rowe Price Retirement 2040 Fund.................................................................        1,405,501         766,106
T. Rowe Price Retirement 2050 Fund.................................................................          706,850         364,245
T. Rowe Price Retirement Balanced Fund*............................................................          114,423          86,445
UBS Global Allocation Fund.........................................................................              472              18
Vanguard Small-Cap Index Fund......................................................................        5,352,083       4,326,233
Vanguard Mid-Cap Index Fund........................................................................        3,602,812       2,358,959
Vanguard Total Bond Market Index Fund..............................................................        2,211,791       1,543,523
Vanguard Total Stock Market Index Fund.............................................................        3,635,051       2,225,033
Victory Diversified Stock Fund.....................................................................          415,336         296,379
Victory Special Value Fund.........................................................................          357,013       1,079,685
Victory Small Company Opportunity Fund.............................................................        1,360,954         761,411
Victory Established Value Fund.....................................................................        1,913,299         511,938
Invesco Small Cap Discovery Fund...................................................................          995,304         865,223
Invesco Comstock Fund..............................................................................        1,001,663       1,406,517
Invesco Equity and Income Fund.....................................................................        8,620,242       7,949,001
Invesco Growth and Income Fund.....................................................................        1,137,602       2,601,903
Invesco Mid Cap Growth Fund........................................................................          431,691         249,908
Invesco U.S. Mortgage Fund.........................................................................               13               5
Invesco Small Cap Value Fund.......................................................................          773,459         713,204
Invesco American Value Fund........................................................................          578,200         173,972
Morgan Stanley Institutional Opportunity Portfolio.................................................           10,051         108,540
Invesco Value Opportunities Fund...................................................................           13,453         107,939
Invesco Diversified Dividend Fund..................................................................          526,606         501,367
Invesco American Franchise Fund....................................................................          518,369         469,906
Invesco Global Core Equity Fund....................................................................            7,411             224
Vanguard 500 Index Fund............................................................................        5,990,053       4,190,614
Wells Fargo Advantage International Equity Fund....................................................           10,497           2,493
Wells Fargo Advantage Core Bond Fund...............................................................           14,545          68,492
Columbia Seligman Communications and Information Fund..............................................          250,230         126,624
Columbia Seligman Global Technology Fund...........................................................           42,991           3,972
TIAA-CREF Large Cap Value Index Fund...............................................................           11,896             248
TIAA-CREF Large Cap Growth Fund....................................................................           33,784          21,157
TIAA-CREF Bond Index Fund..........................................................................           17,565           6,724
TIAA-CREF Equity Index Fund........................................................................          231,876         127,598
MassMutual RetireSMART(SM) 2015 Fund...............................................................          452,121           8,168
MassMutual RetireSMART(SM) 2020 Fund...............................................................          996,655         178,177
MassMutual RetireSMART(SM) 2025 Fund...............................................................          827,052          56,952
MassMutual RetireSMART(SM) 2030 Fund...............................................................          889,887          21,901
MassMutual RetireSMART(SM) 2035 Fund...............................................................          631,423           8,664
MassMutual RetireSMART(SM) 2040 Fund...............................................................          656,360          28,507


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                                   SA-378

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

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
MassMutual RetireSMART(SM) 2045 Fund...............................................................    $     406,441   $       5,093
MassMutual RetireSMART(SM) 2050 Fund...............................................................          318,040          10,885
MassMutual RetireSMART(SM) In Retirement Fund......................................................            6,605              30
MassMutual RetireSMART(SM) 2055....................................................................           29,968             183
American Century Heritage Fund.....................................................................          199,352         122,495
ClearBridge Small Cap Value Fund*..................................................................            2,631             120
Oak Ridge Small Cap Growth Fund*...................................................................          654,300          48,122
HIMCO VIT Index Fund*..............................................................................       10,521,206         185,727
MM S&P Mid Cap Index Fund..........................................................................              202               5
Russell Balanced Strategy Fund*....................................................................          308,384         262,303
Russell Conservative Strategy Fund*................................................................           23,240          17,118
Russell Growth Strategy Fund*......................................................................          506,593         531,278
Russell Moderate Strategy Fund*....................................................................          315,749         306,222
PIMCO Total Return Fund............................................................................       10,161,611       8,593,090
PIMCO Real Return Fund.............................................................................        5,136,720       4,097,244


    *  See Note I for additional information related to this Sub-Account.

5.   CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2014 were as follows:


                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
American Century Equity Income Fund........................................................      432,510      388,313        44,197
American Century VP Growth Fund............................................................      160,409       73,810        86,599
American Century VP Ultra(R) Fund..........................................................        2,879          255         2,624
American Century VP Balanced Fund..........................................................        6,560        3,246         3,314
American Century VP International Fund.....................................................          642           --           642
American Century Small Cap Value Fund......................................................       42,143       13,056        29,087
American Century VP Large Company Value Fund...............................................          350        1,058          (708)
American Century Inflation-Adjusted Bond Fund..............................................        4,796        6,501        (1,705)
American Century Equity Growth Fund........................................................          351        2,440        (2,089)
American Century VP Income & Growth Fund...................................................        6,290        2,750         3,540
American Century VP Ultra Fund.............................................................        2,956          893         2,063
American Century VP Value Fund.............................................................        4,101        2,343         1,758
American Century VP Mid Cap Value Fund.....................................................        2,776        1,769         1,007
Invesco V.I. Small Cap Equity Fund.........................................................           31        7,208        (7,177)
Invesco V.I. Diversified Dividend Fund.....................................................        2,011        6,569        (4,558)
Invesco European Growth Fund...............................................................       11,748       27,008       (15,260)
Invesco International Growth Fund..........................................................       38,089       67,766       (29,677)
Invesco Mid Cap Core Equity Fund...........................................................        4,528       10,265        (5,737)
Invesco Small Cap Growth Fund..............................................................       80,186       53,928        26,258
Invesco Real Estate Fund...................................................................       77,034       48,315        28,719
Invesco Small Cap Equity Fund..............................................................       18,639        4,827        13,812
Invesco Developing Markets Fund............................................................       70,305        3,217        67,088
American Century Diversified Bond Fund.....................................................        1,023        2,099        (1,076)
American Century Prime Money Market Fund...................................................       33,435       70,185       (36,750)
Domini Social Equity Fund..................................................................       36,700          957        35,743
AllianceBernstein Global Bond Fund.........................................................        1,586          246         1,340
AllianceBernstein 2055 Retirement Strategy.................................................          342            5           337
AllianceBernstein 2050 Retirement Strategy.................................................        2,021           37         1,984


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                                   SA-379

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
AllianceBernstein Global Risk Allocation Fund..............................................        3,620        1,444         2,176
AllianceBernstein VPS Growth and Income Portfolio..........................................          677        1,028          (351)
AllianceBernstein VPS International Growth Portfolio.......................................       10,746       20,473        (9,727)
AllianceBernstein VPS International Value Portfolio........................................       30,817       47,569       (16,752)
AllianceBernstein VPS Global Value Portfolio...............................................        2,628        2,368           260
AllianceBernstein Growth Fund..............................................................          866          120           746
AllianceBernstein Discovery Growth Fund....................................................        1,345          244         1,101
AllianceBernstein Discovery Value Fund.....................................................        9,261        7,660         1,601
AllianceBernstein Value Fund...............................................................          653          404           249
AllianceBernstein 2015 Retirement Strategy.................................................        1,006          777           229
AllianceBernstein 2025 Retirement Strategy.................................................        1,573          101         1,472
AllianceBernstein 2035 Retirement Strategy.................................................        2,498        2,084           414
AllianceBernstein 2045 Retirement Strategy.................................................        3,495        1,602         1,893
AllianceBernstein High Income Fund.........................................................       12,809       16,688        (3,879)
AllianceBernstein 2010 Retirement Strategy.................................................           --        1,637        (1,637)
AllianceBernstein 2020 Retirement Strategy.................................................        3,598        4,757        (1,159)
AllianceBernstein 2030 Retirement Strategy.................................................        7,438        4,837         2,601
AllianceBernstein 2040 Retirement Strategy.................................................        2,775        2,251           524
American Funds AMCAP Fund..................................................................       67,321       83,356       (16,035)
American Funds American Balanced Fund......................................................      118,593      107,823        10,770
American Funds Capital Income Builder Fund.................................................      309,893      543,029      (233,136)
American Funds EuroPacific Growth Fund.....................................................      401,242      326,067        75,175
American Funds Fundamental Investors Fund..................................................      261,572      418,969      (157,397)
American Funds New Perspective Fund........................................................      145,840      124,634        21,206
American Funds The Bond Fund of America....................................................      109,435      166,132       (56,697)
American Funds The Growth Fund of America..................................................      386,718      438,906       (52,188)
American Funds The Income Fund of America..................................................      246,183      230,295        15,888
American Funds The Investment Company of America...........................................      199,309      253,120       (53,811)
American Funds The New Economy Fund........................................................       95,246       72,637        22,609
American Funds Washington Mutual Investors Fund............................................       74,737       65,609         9,128
American Funds American Mutual Fund........................................................       54,931       57,744        (2,813)
American Funds Capital World Growth & Income Fund..........................................      372,443      287,292        85,151
American Funds SMALLCAP World Fund.........................................................       20,883       18,867         2,016
Ariel Appreciation Fund....................................................................          910        1,524          (614)
Ariel Fund.................................................................................        1,060        4,297        (3,237)
Artisan Mid Cap Value Fund.................................................................       31,292       13,636        17,656
Ave Maria Opportunity Fund.................................................................        1,919          854         1,065
Ave Maria Rising Dividend Fund.............................................................       49,090       47,661         1,429
Ave Maria Growth Fund......................................................................        7,302        4,606         2,696
LifePath 2020 Portfolio....................................................................      329,507      295,624        33,883
LifePath 2030 Portfolio....................................................................      429,148      314,077       115,071
LifePath 2040 Portfolio....................................................................      389,807      291,343        98,464
LifePath Retirement Portfolio..............................................................       75,525       79,099        (3,574)
LifePath 2050 Portfolio....................................................................       77,133       24,589        52,544
BlackRock LifePath 2025 Fund...............................................................       49,820        5,273        44,547
BlackRock LifePath 2035 Fund...............................................................        6,848        2,402         4,446
BlackRock LifePath 2045 Fund...............................................................       12,139        3,164         8,975
BlackRock LifePath 2055 Fund...............................................................        2,686        1,753           933
Baron Small Cap Fund.......................................................................       33,743       10,986        22,757
BlackRock U.S. Government Bond Portfolio...................................................        3,419       11,704        (8,285)
BlackRock Equity Dividend Fund.............................................................       50,483       50,540           (57)


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                                   SA-380

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
BlackRock Capital Appreciation Fund........................................................        2,281        8,492        (6,211)
BlackRock Flexible Equity Fund.............................................................        1,194        1,024           170
Calvert VP SRI Balanced Portfolio..........................................................          501        1,186          (685)
Calvert Equity Portfolio...................................................................       61,177       50,110        11,067
Calvert Bond Portfolio.....................................................................       46,371       43,765         2,606
Calvert Income Fund........................................................................       19,840       26,052        (6,212)
Columbia Contrarian Core Fund..............................................................       15,018       15,052           (34)
Columbia Marsico 21st Century Fund.........................................................        1,456          787           669
Columbia Small Cap Value I Fund............................................................          456          208           248
Columbia Marsico International Opportunities Fund..........................................           --           77           (77)
Columbia Mid Cap Value Fund................................................................       36,154       41,475        (5,321)
Columbia Acorn Fund........................................................................       26,486       24,563         1,923
Columbia Marsico Growth VS Fund............................................................       11,127       28,410       (17,283)
CRM Mid Cap Value Fund.....................................................................          948        3,519        (2,571)
Columbia Small Cap Core Fund...............................................................        2,558          416         2,142
Calamos Global Equity Fund.................................................................            1           --             1
Calamos International Growth Fund..........................................................          165           --           165
Davis Financial Fund.......................................................................        1,982        2,313          (331)
Davis New York Venture Fund................................................................       71,204      123,981       (52,777)
Davis Opportunity Fund.....................................................................        2,427        5,258        (2,831)
Delaware Diversified Income Fund...........................................................        4,101        2,428         1,673
Delaware Extended Duration Bond Fund.......................................................           53           --            53
Dreyfus Bond Market Index Fund.............................................................      142,504      138,131         4,373
Dreyfus VIF Appreciation Portfolio.........................................................          162           --           162
Dreyfus International Stock Index Fund.....................................................       17,609        1,442        16,167
Dreyfus MidCap Index Fund..................................................................      145,051       81,478        63,573
Dreyfus SmallCap Stock Index Fund..........................................................       93,960       58,923        35,037
Dreyfus VIF Growth and Income Portfolio....................................................           19           --            19
Dreyfus VIF Quality Bond Portfolio Fund....................................................        2,029          201         1,828
Dreyfus Socially Responsible Growth Fund, Inc..............................................           --           --            --
Dreyfus S&P 500 Index Fund.................................................................      246,593      110,077       136,516
Dreyfus Intermediate Term Income Fund......................................................      148,615      119,991        28,624
Eaton Vance Large-Cap Value Fund...........................................................      116,979      126,576        (9,597)
Eaton Vance Dividend Builder Fund..........................................................       12,665       23,729       (11,064)
Eaton Vance Worldwide Health Sciences Fund.................................................        8,592        4,124         4,468
Eaton Vance Income Fund of Boston..........................................................       38,643       36,688         1,955
Eaton Vance Balanced Fund..................................................................          147           --           147
Eaton Vance Atlanta Capital SMID-Cap Fund..................................................       14,929        3,734        11,195
Wells Fargo Advantage Asset Allocation Fund................................................       11,851       12,445          (594)
Wells Fargo Advantage Emerging Markets Equity Fund.........................................       30,976       28,966         2,010
Wells Fargo Advantage Utility & Telecommunications Fund....................................          980        2,489        (1,509)
Alger Capital Appreciation Institutional Portfolio.........................................      124,200      259,858      (135,658)
Alger Mid Cap Growth Institutional Fund....................................................       22,911       18,195         4,716
Alger Small Cap Growth Institutional Fund..................................................        5,038        6,696        (1,658)
Nuveen Mid Cap Index Fund..................................................................       61,377       41,258        20,119
Nuveen Small Cap Index.....................................................................        1,727        3,015        (1,288)
Nuveen Equity Index Fund...................................................................       13,615        6,726         6,889
Nuveen Mid Cap Growth Opportunities Fund...................................................        5,725        6,709          (984)
Nuveen Small Cap Select Fund...............................................................          247            3           244
Nuveen Santa Barbara Dividend Growth Fund..................................................          380           --           380
Fidelity Advisor Equity Growth Fund........................................................        3,138          693         2,445


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
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  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Fidelity Advisor Value Strategies Fund.....................................................          791        2,472        (1,681)
Fidelity Advisor Leveraged Company Stock Fund..............................................       74,656      118,864       (44,208)
Federated Equity Income Fund, Inc..........................................................        9,477        5,269         4,208
Federated Fund for U.S. Government Securities Fund.........................................        4,001       11,698        (7,697)
Federated MDT Mid Cap Growth Strategies Fund...............................................          473          362           111
Federated High Income Bond Fund............................................................        1,562        1,218           344
Federated Kaufmann Fund....................................................................       67,641       93,994       (26,353)
Federated Short-Term Income Fund...........................................................           21          288          (267)
Federated Total Return Bond Fund...........................................................        5,392        6,415        (1,023)
Federated Clover Small Value Fund..........................................................          142           --           142
Federated International Leaders Fund.......................................................           18           --            18
Fidelity VIP Growth Opportunities Portfolio................................................        2,465        2,874          (409)
Fidelity VIP Overseas Portfolio............................................................        2,095        5,000        (2,905)
Fidelity VIP Value Strategies Portfolio....................................................        3,890       16,335       (12,445)
Fidelity VIP Balanced Fund.................................................................        9,850        7,403         2,447
Fidelity VIP Growth & Income Portfolio.....................................................        1,176        6,566        (5,390)
Fidelity VIP Freedom 2020 Portfolio........................................................        9,772        4,205         5,567
Fidelity VIP Freedom 2030 Portfolio........................................................       36,227       29,043         7,184
Fidelity VIP Freedom 2015 Portfolio........................................................        2,641        2,590            51
Fidelity VIP Freedom 2025 Portfolio........................................................       28,804       16,015        12,789
Fidelity VIP FundsManager 70% Portfolio....................................................            4           --             4
Fidelity Stock Selector All Cap Fund.......................................................            6           12            (6)
Templeton Global Opportunities Trust.......................................................        1,202          319           883
Templeton Developing Markets Trust.........................................................       41,493       44,804        (3,311)
Franklin High Income Fund..................................................................       46,458       21,152        25,306
Franklin Strategic Income Fund.............................................................       75,520       81,885        (6,365)
Templeton Global Bond Fund.................................................................      142,688       75,580        67,108
Franklin U.S. Government Securities Fund...................................................       17,684       16,858           826
Franklin Small Cap Value Fund..............................................................       43,834       59,211       (15,377)
Franklin Mutual Global Discovery Fund*.....................................................      232,937      313,242       (80,305)
Templeton Growth Fund......................................................................       34,782       38,767        (3,985)
Franklin Income Fund.......................................................................      149,813      200,028       (50,215)
Franklin Growth Fund.......................................................................      166,621       72,827        93,794
Franklin Total Return Fund.................................................................       10,956       13,068        (2,112)
Franklin Balance Sheet Investment Fund.....................................................      103,154      106,563        (3,409)
Franklin Mutual Beacon Fund*...............................................................       26,466       55,599       (29,133)
Franklin Mutual Shares Fund................................................................      133,870      121,302        12,568
Franklin Small-Mid Cap Growth Fund.........................................................      100,802      136,946       (36,144)
Franklin Conservative Allocation Fund*.....................................................       59,070       76,138       (17,068)
Franklin Growth Allocation Fund*...........................................................      116,226      155,607       (39,381)
Franklin Moderate Allocation Fund*.........................................................      188,568      198,903       (10,335)
Templeton Foreign Fund.....................................................................      197,362      229,023       (31,661)
Franklin Small-Mid Cap Growth Securities Fund..............................................          973        2,672        (1,699)
Highland Premier Growth Equity.............................................................        4,411           20         4,391
Goldman Sachs Income Builder Fund..........................................................          346        1,101          (755)
Goldman Sachs Capital Growth Fund..........................................................           27          104           (77)
Goldman Sachs Core Fixed Income Fund.......................................................        1,277          138         1,139
Goldman Sachs U.S. Equity Insights Fund....................................................            3           --             3
Goldman Sachs Government Income Fund.......................................................       35,674       45,946       (10,272)


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                                   SA-382

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Goldman Sachs Growth & Income Fund.........................................................        1,743        1,763           (20)
Goldman Sachs Growth Opportunities Fund....................................................       17,195       10,826         6,369
Goldman Sachs Focused International Equity Fund*...........................................          449          108           341
Goldman Sachs Mid Cap Value Fund...........................................................       24,817       42,871       (18,054)
Goldman Sachs Small Cap Value Fund.........................................................       82,903      119,636       (36,733)
Goldman Sachs Strategic Growth Fund........................................................          158            1           157
Goldman Sachs High Yield Fund..............................................................       81,369       87,036        (5,667)
Goldman Sachs Large Cap Value Fund.........................................................        7,426        6,431           995
Goldman Sachs Small/Mid Cap Growth Fund....................................................        2,443        9,434        (6,991)
Goldman Sachs Satellite Strategies Portfolio...............................................           16           --            16
John Hancock Small Cap Equity Fund.........................................................       29,540       37,253        (7,713)
Frost Value Equity Fund....................................................................           53          917          (864)
Hartford Balanced HLS Fund.................................................................      315,086      317,143        (2,057)
Hartford Total Return Bond HLS Fund........................................................      397,736      451,224       (53,488)
Hartford Capital Appreciation HLS Fund.....................................................      540,910      647,371      (106,461)
Hartford Dividend and Growth HLS Fund......................................................      655,960      554,463       101,497
Hartford Global Research HLS Fund*.........................................................       25,054       63,025       (37,971)
The Hartford Healthcare HLS Fund...........................................................      174,052       93,054        80,998
Hartford Global Growth HLS Fund*...........................................................      125,570       59,142        66,428
Hartford Growth HLS Fund*..................................................................        6,365       43,305       (36,940)
Hartford Growth Opportunities HLS Fund*....................................................      103,344       62,167        41,177
Hartford Index HLS Fund*...................................................................      334,516    1,180,761      (846,245)
Hartford International Opportunities HLS Fund..............................................        8,803       23,802       (14,999)
Hartford MidCap HLS Fund...................................................................      160,267      209,116       (48,849)
Hartford Ultrashort Bond HLS Fund..........................................................      179,546      290,880      (111,334)
Hartford Small Company HLS Fund............................................................      256,647      432,767      (176,120)
Hartford SmallCap Growth HLS Fund..........................................................       11,644       10,649           995
Hartford Stock HLS Fund....................................................................      131,220      195,700       (64,480)
Hartford U.S. Government Securities HLS Fund...............................................       53,898       80,351       (26,453)
Hartford Value HLS Fund....................................................................       12,995       25,790       (12,795)
The Hartford Checks and Balances Fund......................................................        7,298        4,245         3,053
Hartford High Yield........................................................................          556           --           556
The Hartford Target Retirement 2010 Fund*..................................................        5,025       82,467       (77,442)
The Hartford Target Retirement 2020 Fund*..................................................       34,555      388,950      (354,395)
The Hartford Target Retirement 2030 Fund*..................................................       42,907      382,557      (339,650)
Hartford Dividend & Growth Fund............................................................       18,336       22,466        (4,130)
Hartford International Opportunites Fund...................................................        8,649        1,511         7,138
The Hartford MidCap Fund...................................................................       11,968        5,852         6,116
Hartford Small Company Fund................................................................       15,238       10,007         5,231
Hartford Total Return Bond Fund............................................................       12,654        8,169         4,485
The Hartford Healthcare Fund...............................................................        2,597          352         2,245
The Hartford Growth Opportunities Fund.....................................................        1,142        1,718          (576)
The Hartford Value Opportunities Fund*.....................................................        1,236          628           608
Hartford Moderate Allocation Fund*.........................................................       64,033       52,810        11,223
The Hartford Conservative Allocation Fund..................................................       14,907       27,408       (12,501)
Hartford Global Capital Appreciation Fund*.................................................      132,326      179,644       (47,318)
The Hartford Growth Allocation Fund........................................................       53,247       23,558        29,689
The Hartford Inflation Plus Fund...........................................................        8,731        5,653         3,078
The Hartford Value Fund*...................................................................           86          476          (390)


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                                   SA-383

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
The Hartford Equity Income Fund............................................................        5,357        7,975        (2,618)
The Hartford Target Retirement 2015 Fund*..................................................        4,874       94,027       (89,153)
The Hartford Target Retirement 2025 Fund*..................................................       36,325      262,643      (226,318)
The Hartford Target Retirement 2035 Fund*..................................................        9,063      105,733       (96,670)
The Hartford Target Retirement 2040 Fund*..................................................       14,010      106,817       (92,807)
The Hartford Target Retirement 2045 Fund*..................................................        6,066       81,484       (75,418)
The Hartford Target Retirement 2050 Fund*..................................................        4,511       44,226       (39,715)
The Hartford Balanced Income Fund..........................................................        1,325            2         1,323
The Hartford International Small Company Fund..............................................          531          183           348
The Hartford MidCap Value Fund.............................................................        3,987        2,556         1,431
The Hartford Global All-Asset Fund.........................................................          270            1           269
Hotchkis and Wiley Large Cap Value Fund....................................................        2,590        4,894        (2,304)
Invesco V.I. Technology Fund...............................................................        1,007        2,464        (1,457)
Invesco Technology Fund....................................................................       19,325       18,898           427
Ivy Global Natural Resources Fund..........................................................       72,442       99,579       (27,137)
Ivy Large Cap Growth Fund..................................................................        4,311       13,402        (9,091)
Ivy Science & Technology Fund..............................................................       22,114       19,709         2,405
Ivy Asset Strategy Fund....................................................................       25,674       19,550         6,124
Janus Aspen Forty Portfolio................................................................        1,497       18,629       (17,132)
Janus Aspen Global Research Portfolio......................................................        2,827       11,692        (8,865)
Janus Aspen Enterprise Portfolio...........................................................          438           28           410
Janus Aspen Balanced Portfolio.............................................................        1,541        3,384        (1,843)
Janus Aspen Overseas Portfolio.............................................................        3,151        6,708        (3,557)
Janus Flexible Bond Fund...................................................................          289          134           155
Janus Forty Fund...........................................................................      194,894      193,416         1,478
Janus Balanced Fund........................................................................       21,091       21,653          (562)
Janus Enterprise Fund......................................................................        6,850       10,852        (4,002)
Janus Overseas Fund........................................................................      148,054      187,275       (39,221)
Janus Global Research Fund.................................................................       20,808       11,640         9,168
Perkins Mid Cap Value Fund.................................................................       11,697        7,554         4,143
Prudential Jennison Natural Resources Fund, Inc............................................       54,219        1,341        52,878
Prudential Jennison Mid-Cap Growth Fund, Inc...............................................       12,249       45,364       (33,115)
Prudential Jennison 20/20 Focus Fund.......................................................        6,358        8,485        (2,127)
JPMorgan Core Bond Fund....................................................................       49,130       70,623       (21,493)
JPMorgan Small Cap Equity Fund.............................................................          358          794          (436)
JPMorgan Small Cap Growth Fund.............................................................        9,401        9,332            69
JPMorgan Small Cap Value Fund..............................................................        4,797        2,886         1,911
JPMorgan U.S. Equity Fund..................................................................       65,036       23,025        42,011
JPMorgan SmartRetirement 2010 Fund.........................................................       29,054       72,937       (43,883)
JPMorgan SmartRetirement 2015 Fund.........................................................      113,009       51,872        61,137
JPMorgan SmartRetirement 2020 Fund.........................................................      328,451       66,294       262,157
JPMorgan SmartRetirement 2025 Fund.........................................................      385,139       87,275       297,864
JPMorgan SmartRetirement 2030 Fund.........................................................      379,917      163,628       216,289
JPMorgan SmartRetirement 2035 Fund.........................................................      162,986       31,558       131,428
JPMorgan SmartRetirement 2040 Fund.........................................................      188,307       90,773        97,534
JPMorgan SmartRetirement 2045 Fund.........................................................      118,886        8,081       110,805
JPMorgan SmartRetirement 2050 Fund.........................................................      104,672      118,871       (14,199)
JPMorgan SmartRetirement Income Fund*......................................................       92,971       30,049        62,922
JP Morgan Smart Retirement 2055 Fund.......................................................       12,216        6,007         6,209


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                                   SA-384

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
JP Morgan Prime Money Market Fund..........................................................      126,719       79,639        47,080
Keeley Small Cap Value Fund................................................................       11,001       15,350        (4,349)
Loomis Sayles Bond Fund....................................................................       71,396       10,454        60,942
LKCM Aquinas Growth Fund...................................................................        2,474        3,794        (1,320)
LKCM Aquinas Value Fund....................................................................        2,511        1,068         1,443
Lord Abbett Affiliated Fund................................................................       10,412       20,495       (10,083)
Lord Abbett Fundamental Equity Fund........................................................       47,572       64,873       (17,301)
Lord Abbett Bond Debenture Fund............................................................       47,196       50,412        (3,216)
Lord Abbett Growth Opportunities fund......................................................       16,859       15,150         1,709
Lord Abbett Calibrated Dividend Growth Fund................................................        3,515       11,998        (8,483)
Lord Abbett Total Return Fund..............................................................       27,948       25,386         2,562
Lord Abbett Developing Growth Fund, Inc....................................................       48,013       50,592        (2,579)
Lord Abbett International Core Equity Fund.................................................        3,471        2,710           761
Lord Abbett Value Opportunities Fund.......................................................       74,114       60,625        13,489
Clearbridge Value Trust*...................................................................        1,900          996           904
BMO Mid-Cap Value Fund.....................................................................       11,070        4,585         6,485
MassMutual RetireSMART(SM) 2010 Fund.......................................................       11,563            5        11,558
MFS Emerging Markets Equity Fund...........................................................        6,188        3,666         2,522
Massachusetts Investors Growth Stock Fund..................................................       23,253       68,271       (45,018)
MFS High Income Fund.......................................................................      103,965       54,401        49,564
MFS International New Discovery Fund.......................................................        2,400        3,249          (849)
MFS Mid Cap Growth Fund....................................................................       25,144       22,050         3,094
MFS New Discovery Fund.....................................................................       72,320        5,511        66,809
MFS Research International Fund............................................................      154,031       54,417        99,614
MFS Total Return Fund......................................................................       48,694       18,124        30,570
MFS Utilities Fund.........................................................................      330,591      158,189       172,402
MFS Value Fund.............................................................................      394,143      179,583       214,560
MFS Research Bond Fund.....................................................................        7,646        4,269         3,377
MFS Massachusetts Investors Trust..........................................................        9,896        5,286         4,610
MFS International Growth Fund..............................................................        2,655        1,387         1,268
MFS Core Equity Fund.......................................................................      107,895       73,139        34,756
MFS Government Securities Fund.............................................................      104,815      115,865       (11,050)
MFS International Value Fund...............................................................      128,090       31,276        96,814
MFS Technology Fund........................................................................          292          846          (554)
MFS Core Equity Series.....................................................................          517           --           517
MFS Investors Growth Stock Series..........................................................           --           --            --
MFS Utilities Series.......................................................................        2,583        2,138           445
MFS Growth Fund............................................................................       49,519       13,304        36,215
MFS High Yield Portfolio...................................................................          401          388            13
BlackRock Global Allocation Fund...........................................................      194,954      391,929      (196,975)
BlackRock Large Cap Core Fund..............................................................        3,751       41,661       (37,910)
BlackRock Value Opportunities Fund.........................................................          485          153           332
BlackRock Small Cap Growth Fund............................................................       28,663       24,557         4,106
BlackRock Mid Cap Value Opportunities Fund.................................................       37,987       37,371           616
BlackRock International Opportunities Portfolio............................................       36,540       34,245         2,295
BlackRock Mid Cap Growth Equity Portfolio..................................................        4,852        5,544          (692)
Munder MidCap Core Growth Fund.............................................................       29,503       13,452        16,051
Neuberger Berman Socially Responsive Fund..................................................       34,467       26,147         8,320
Nuveen Tradewinds International Value Fund.................................................          626        1,151          (525)


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                                   SA-385

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Oakmark International Small Cap Fund.......................................................          324        2,875        (2,551)
The Oakmark Equity and Income Fund.........................................................      170,573       75,671        94,902
Oppenheimer Capital Appreciation Fund......................................................      141,939       98,211        43,728
Oppenheimer Global Fund....................................................................      198,807      121,802        77,005
Oppenheimer International Growth Fund......................................................      115,095       64,544        50,551
Oppenheimer Main Street Fund...............................................................        4,908        3,176         1,732
Oppenheimer Global Strategic Income Fund...................................................       19,124       16,059         3,065
Oppenheimer Main Street Mid Cap Fund*......................................................       28,252       57,320       (29,068)
Oppenheimer Developing Markets Fund........................................................      112,958       58,942        54,016
Oppenheimer Equity Fund....................................................................        1,469          383         1,086
Oppenheimer Capital Income Fund............................................................           10           --            10
Oppenheimer International Bond Fund........................................................      122,510      137,690       (15,180)
Oppenheimer Small- & Mid-Cap Value Fund....................................................       15,074       23,115        (8,041)
Oppenheimer Main Street Select Fund(R).....................................................        9,933       23,335       (13,402)
Oppenheimer Gold & Special Minerals Fund...................................................       75,052       47,058        27,994
Oppenheimer Real Estate Fund...............................................................       61,794       45,785        16,009
Oppenheimer Equity Income Fund.............................................................        3,183          596         2,587
Oppenheimer International Diversified Fund.................................................        2,284        1,935           349
Putnam Global Equity Fund..................................................................        2,378           --         2,378
Putnam VT High Yield Fund..................................................................       31,675       39,113        (7,438)
Putnam VT International Growth Fund........................................................          846          643           203
Putnam VT Multi-Cap Growth Fund............................................................       17,003        1,835        15,168
Putnam Small Cap Value Fund................................................................          939       19,151       (18,212)
Pioneer Disciplined Value Fund.............................................................        1,935        4,155        (2,220)
Pioneer Emerging Markets Fund..............................................................       55,899       64,918        (9,019)
Pioneer Oak Ridge Small Cap Growth Fund....................................................           --       18,563       (18,563)
Pioneer Fundamental Growth Fund............................................................        1,147          941           206
AllianzGI NFJ International Value Fund.....................................................          563           40           523
AllianzGI NFJ Small-Cap Value Fund.........................................................       24,630       32,008        (7,378)
AllianzGI NFJ Dividend Value Fund..........................................................      105,448      105,485           (37)
AMG Managers Cadence Mid Cap Fund*.........................................................          659          453           206
PIMCO Emerging Markets Bond Fund...........................................................       10,658       18,752        (8,094)
Pioneer Fund...............................................................................        9,775        8,510         1,265
Pioneer High Yield Fund....................................................................       28,114       32,861        (4,747)
Pioneer Strategic Income Fund..............................................................       74,026      103,431       (29,405)
Pioneer Mid Cap Value Fund.................................................................       38,598       38,889          (291)
Pioneer Select Mid Cap Growth Fund.........................................................        2,704        6,247        (3,543)
PIMCO Total Return III Fund................................................................        3,858        3,873           (15)
Putnam Equity Income Fund..................................................................        8,881       24,279       (15,398)
Putnam High Yield Advantage Fund...........................................................       28,451       18,233        10,218
Putnam International Equity Fund...........................................................        1,096        4,995        (3,899)
Putnam Investors Fund......................................................................          105          272          (167)
Putnam Multi-Cap Growth Fund...............................................................           59           68            (9)
Putnam International Capital Opportunities Fund............................................       35,940       10,649        25,291
Putnam Small Cap Growth Fund...............................................................        3,165        9,104        (5,939)
Royce Total Return Fund....................................................................        8,222        6,595         1,627
Royce Value Plus Fund......................................................................        4,085        6,774        (2,689)
Royce Value Fund...........................................................................        5,475        9,569        (4,094)
RS Value Fund..............................................................................       15,940        6,572         9,368


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                                   SA-386

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Columbia Diversified Equity Income Fund....................................................        1,154        3,019        (1,865)
Columbia Small/Mid Cap Value Fund*.........................................................        3,065       12,661        (9,596)
Columbia Multi-Advisor Small Cap Value Fund................................................          218           39           179
RidgeWorth Small Cap Value Equity Fund.....................................................       17,663       18,996        (1,333)
RidgeWorth Mid-Cap Value Equity Fund.......................................................       12,167       20,501        (8,334)
RidgeWorth Total Return Bond Fund..........................................................        6,735       17,794       (11,059)
RidgeWorth Large Cap Value Equity Fund.....................................................        4,173          434         3,739
Deutsche Real Estate Securities Fund*......................................................          245           --           245
Deutsche Equity Dividend Fund*.............................................................        5,028       19,004       (13,976)
Deutsche Capital Growth Fund*..............................................................            9           --             9
Deutsche Enhanced Emerging Markets Fixed Income*...........................................          645          745          (100)
SSgA S&P 500 Index Fund....................................................................       43,204       39,576         3,628
Deutsche Core Equity VIP*..................................................................        7,705          340         7,365
Deutsche Global Growth Fund*...............................................................          605          160           445
ClearBridge Appreciation Fund*.............................................................        2,629          863         1,766
ClearBridge Aggressive Growth Fund*........................................................        2,505        2,098           407
ClearBridge All Cap Value Fund*............................................................          732            1           731
ClearBridge Mid Cap Core Fund*.............................................................        6,463        1,585         4,878
ClearBridge Small Cap Growth Fund*.........................................................       17,660       49,802       (32,142)
Thornburg International Value Fund.........................................................      108,334      148,651       (40,317)
Thornburg Value Fund.......................................................................       18,551       18,370           181
Thornburg Core Growth Fund.................................................................       14,687       56,486       (41,799)
Timothy Plan Large/Mid Cap Value Fund......................................................        7,601       10,223        (2,622)
UBS Dynamic Alpha Fund.....................................................................           --           --            --
T. Rowe Price Growth Stock Fund............................................................      135,435        92803        42,632
T. Rowe Price Equity Income Fund...........................................................       55,121        42144        12,977
T. Rowe Price Retirement 2010 Fund.........................................................       30,993        24595         6,398
T. Rowe Price Retirement 2020 Fund.........................................................      168,834       160205         8,629
T. Rowe Price Retirement 2030 Fund.........................................................      220,167       104620       115,547
T. Rowe Price Retirement 2040 Fund.........................................................       91,995        55239        36,756
T. Rowe Price Retirement 2050 Fund.........................................................       47,268        26547        20,721
T. Rowe Price Retirement Balanced Fund*....................................................        7,833         6430         1,403
UBS Global Allocation Fund.................................................................           43            1            42
Vanguard Small-Cap Index Fund..............................................................      536,792       412596       124,196
Vanguard Mid-Cap Index Fund................................................................      350,442       213263       137,179
Vanguard Total Bond Market Index Fund......................................................      213,466       147419        66,047
Vanguard Total Stock Market Index Fund.....................................................      354,897       201997       152,900
Victory Diversified Stock Fund.............................................................       12,091        16703        (4,612)
Victory Special Value Fund.................................................................       28,165        80569       (52,404)
Victory Small Company Opportunity Fund.....................................................       61,462        44850        16,612
Victory Established Value Fund.............................................................       50,763        15973        34,790
Invesco Small Cap Discovery Fund...........................................................       47,122        53676        (6,554)
Invesco Comstock Fund......................................................................       49,151        68233        19,082)
Invesco Equity and Income Fund.............................................................      334,488       383815       (49,327)
Invesco Growth and Income Fund.............................................................       49,642       176407      (126,765)
Invesco Mid Cap Growth Fund................................................................       19,148        13774         5,374
Invesco U.S. Mortgage Fund.................................................................           --           --            --
Invesco Small Cap Value Fund...............................................................       15,326       18,980        (3,654)
Invesco American Value Fund................................................................       13,532        4,616         8,916


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                                   SA-387

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Morgan Stanley Institutional Opportunity Portfolio.........................................          515        5,856        (5,341)
Invesco Value Opportunities Fund...........................................................          199        7,135        (6,936)
Invesco Diversified Dividend Fund..........................................................       41,223       30,465        10,758
Invesco American Franchise Fund............................................................       31,957       32,949          (992)
Invesco Global Core Equity Fund............................................................          379            1           378
Vanguard 500 Index Fund....................................................................      584,769      377,307       207,462
Wells Fargo Advantage International Equity Fund............................................          701          190           511
Wells Fargo Advantage Core Bond Fund.......................................................        1,191        6,003        (4,812)
Columbia Seligman Communications and Information Fund......................................       11,361        8,074         3,287
Columbia Seligman Global Technology Fund...................................................        1,665          205         1,460
TIAA-CREF Large Cap Value Index Fund.......................................................          724           14           710
TIAA-CREF Large Cap Growth Fund............................................................        2,102        1,389           713
TIAA-CREF Bond Index Fund..................................................................        1,698          650         1,048
TIAA-CREF Equity Index Fund................................................................       14,747        8,077         6,670
MassMutual RetireSMART(SM) 2015 Fund.......................................................       42,087          711        41,376
MassMutual RetireSMART(SM) 2020 Fund.......................................................       94,849       17,100        77,749
MassMutual RetireSMART(SM) 2025 Fund.......................................................       76,881        5,343        71,538
MassMutual RetireSMART(SM) 2030 Fund.......................................................       83,010        1,910        81,100
MassMutual RetireSMART(SM) 2035 Fund.......................................................       58,766          760        58,006
MassMutual RetireSMART(SM) 2040 Fund.......................................................       58,767        1,430        57,337
MassMutual RetireSMART(SM) 2045 Fund.......................................................       37,276          414        36,862
MassMutual RetireSMART(SM) 2050 Fund.......................................................       27,697          991        26,706
MassMutual RetireSMART(SM) In Retirement Fund..............................................          630           --           630
MassMutual RetireSMART(SM) 2055............................................................        2,794            4         2,790
American Century Heritage Fund.............................................................       10,443       11,419          (976)
ClearBridge Small Cap Value Fund*..........................................................           87           --            87
Oak Ridge Small Cap Growth Fund*...........................................................       61,339        4,365        56,974
HIMCO VIT Index Fund*......................................................................    1,055,842       22,288     1,033,554
MM S&P Mid Cap Index Fund..................................................................           18           --            18
Russell Balanced Strategy Fund*............................................................       29,032       13,028        16,004
Russell Conservative Strategy Fund*........................................................        2,090        1,094           996
Russell Growth Strategy Fund*..............................................................       47,392       27,345        20,047
Russell Moderate Strategy Fund*............................................................       29,804       17,246        12,558
PIMCO Total Return Fund....................................................................      602,736      575,325        27,411
PIMCO Real Return Fund.....................................................................      315,533      278,711        36,822


    * See Note I for additional information related to this Sub-Account.

     The changes in units outstanding for the year ended December 31, 2013 were as follows:


                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
American Century Equity Income Fund.......................................................    1,787,515    1,126,382       661,133
American Century VP Growth Fund...........................................................      217,862       92,623       125,239
American Century VP Ultra(R) Fund.........................................................        1,627        1,807          (180)
American Century VP Balanced Fund.........................................................          817        2,559        (1,742)
American Century VP International Fund*...................................................        4,505        4,505            --
American Century Small Cap Value Fund.....................................................       36,318       22,804        13,514
American Century VP Large Company Value Fund..............................................        5,118        6,997        (1,879)
American Century Inflation-Adjusted Bond Fund.............................................        9,858       12,851        (2,993)


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                                   SA-388

---------------------------------------------------------------------------

                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
American Century Equity Growth Fund.......................................................          704          807          (103)
American Century VP Income & Growth Fund..................................................        1,041          424           617
American Century VP Ultra Fund............................................................          326        1,210          (884)
American Century VP Value Fund............................................................        4,197        2,565         1,632
American Century VP Mid Cap Value Fund....................................................        4,218        4,930          (712)
Invesco V.I. Small Cap Equity Fund........................................................        6,155        5,922           233
Invesco V.I. Diversified Dividend Fund....................................................       11,084          968        10,116
Invesco European Growth Fund..............................................................       41,236       38,217         3,019
Invesco International Growth Fund.........................................................       94,053       23,657        70,396
Invesco Mid Cap Core Equity Fund..........................................................        5,308        4,753           555
Invesco Small Cap Growth Fund.............................................................       24,205       45,017       (20,812)
Invesco Real Estate Fund..................................................................       59,472       67,524        (8,052)
Invesco Small Cap Equity Fund.............................................................       15,700       16,912        (1,212)
Invesco Developing Markets Fund...........................................................       43,327       63,585       (20,258)
American Century Diversified Bond Fund....................................................        1,131          514           617
American Century Prime Money Market Fund..................................................      105,146       44,005        61,141
Domini Social Equity Fund.................................................................        4,322        1,593         2,729
AllianceBernstein Global Bond Fund........................................................        1,004          120           884
AllianceBernstein 2055 Retirement Strategy................................................          180            4           176
AllianceBernstein 2050 Retirement Strategy................................................        1,099           18         1,081
AllianceBernstein Global Risk Allocation Fund.............................................        3,178        1,985         1,193
AllianceBernstein VPS Growth and Income Portfolio.........................................        4,996        8,379        (3,383)
AllianceBernstein VPS International Growth Portfolio......................................       14,670       18,642        (3,972)
AllianceBernstein VPS International Value Portfolio.......................................       28,645       30,060        (1,415)
AllianceBernstein VPS Global Value Portfolio..............................................        2,256        6,759        (4,503)
AllianceBernstein Growth Fund.............................................................          475        2,093        (1,618)
AllianceBernstein Discovery Growth Fund...................................................        2,657        1,892           765
AllianceBernstein Discovery Value Fund....................................................       19,073       15,500         3,573
AllianceBernstein Value Fund..............................................................          204            2           202
AllianceBernstein 2015 Retirement Strategy................................................        1,344        8,808        (7,464)
AllianceBernstein 2025 Retirement Strategy................................................        1,585        2,284          (699)
AllianceBernstein 2035 Retirement Strategy................................................        2,434          577         1,857
AllianceBernstein 2045 Retirement Strategy................................................        2,269          374         1,895
AllianceBernstein High Income Fund........................................................       16,070        3,918        12,152
AllianceBernstein 2010 Retirement Strategy................................................           77        1,800        (1,723)
AllianceBernstein 2020 Retirement Strategy................................................        5,859       13,723        (7,864)
AllianceBernstein 2030 Retirement Strategy................................................        4,692        8,959        (4,267)
AllianceBernstein 2040 Retirement Strategy................................................        6,250        8,562        (2,312)
American Funds AMCAP Fund.................................................................       74,260       76,646        (2,386)
American Funds American Balanced Fund.....................................................      158,491      175,484       (16,993)
American Funds Capital Income Builder Fund................................................      542,600      531,173        11,427
American Funds EuroPacific Growth Fund....................................................      489,455      318,872       170,583
American Funds Fundamental Investors Fund.................................................      406,063      343,864        62,199
American Funds New Perspective Fund.......................................................      129,708      109,505        20,203
American Funds The Bond Fund of America...................................................      132,147      171,054       (38,907)
American Funds The Growth Fund of America Fund............................................      506,720      559,400       (52,680)
American Funds The Income Fund of America.................................................      366,437      342,077        24,360
American Funds The Investment Company of America..........................................      198,162      232,127       (33,965)
American Funds The New Economy Fund.......................................................       59,224       22,414        36,810
American Funds Washington Mutual Investors................................................      134,402      120,950        13,452
American Funds American Mutual Fund.......................................................      123,285      177,528       (54,243)


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                                   SA-389

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
American Funds Capital World Growth & Income Fund.........................................      435,952      366,887        69,065
American Funds SMALLCAP World Fund........................................................       29,396       20,676         8,720
Ariel Appreciation Fund...................................................................        1,827        1,000           827
Ariel Fund................................................................................        3,608        1,153         2,455
Artisan Mid Cap Value Fund................................................................       25,594       18,226         7,368
Ave Maria Opportunity Fund................................................................        3,486           84         3,402
Ave Maria Rising Dividend Fund............................................................       42,390        9,863        32,527
Ave Maria Growth Fund.....................................................................        7,761        4,095         3,666
LifePath 2020 Portfolio...................................................................      331,165      296,877        34,288
LifePath 2030 Portfolio...................................................................      470,076      397,478        72,598
LifePath 2040 Portfolio...................................................................      369,857      239,164       130,693
LifePath Retirement Portfolio.............................................................       93,079      122,948       (29,869)
LifePath 2050 Portfolio...................................................................       50,498       24,135        26,363
BlackRock LifePath 2025 Fund..............................................................       10,057        1,227         8,830
BlackRock LifePath 2035 Fund..............................................................        2,838          273         2,565
BlackRock LifePath 2045 Fund..............................................................        2,898          288         2,610
BlackRock LifePath 2055 Fund..............................................................        1,675            3         1,672
Baron Small Cap Fund......................................................................       21,594        9,285        12,309
BlackRock U.S. Government Bond Portfolio..................................................        4,522        4,417           105
BlackRock Equity Dividend Fund............................................................       76,861       37,535        39,326
BlackRock Capital Appreciation Fund.......................................................       24,583       78,915       (54,332)
BlackRock Flexible Equity Fund............................................................        2,453        1,797           656
Calvert VP SRI Balanced Portfolio.........................................................          148        1,578        (1,430)
Calvert Equity Portfolio..................................................................       91,410      111,557       (20,147)
Calvert Bond Portfolio....................................................................       68,442       78,580       (10,138)
Calvert Income Fund.......................................................................       33,654       36,749        (3,095)
Columbia Contrarian Core Fund.............................................................       19,601       16,753         2,848
Columbia Marsico 21st Century Fund........................................................        3,095        4,112        (1,017)
Columbia Small Cap Value I Fund...........................................................        1,916        1,789           127
Columbia Marsico International Opportunities Fund.........................................           --          188          (188)
Columbia Mid Cap Value Fund...............................................................       19,990       37,412       (17,422)
Columbia Acorn Fund.......................................................................       28,436       21,132         7,304
Columbia Marsico Growth VS Fund...........................................................        9,186       14,162        (4,976)
CRM Mid Cap Value Fund....................................................................        1,534        3,492        (1,958)
Columbia Small Cap Core Fund..............................................................        2,729       17,598       (14,869)
Calamos International Growth Fund.........................................................           52           --            52
Davis Financial Fund......................................................................        3,658        3,247           411
Davis New York Venture Fund...............................................................       99,188      103,389        (4,201)
Davis Opportunity Fund....................................................................        6,463        5,006         1,457
Delaware Diversified Income Fund..........................................................       11,611          324        11,287
Delaware Extended Duration Bond Fund......................................................           18           --            18
Dreyfus Bond Market Index Fund............................................................      202,550      125,154        77,396
Dreyfus VIF Appreciation Portfolio........................................................          167        5,140        (4,973)
Dreyfus International Stock Index Fund....................................................       10,715          344        10,371
Dreyfus MidCap Index Fund.................................................................      127,303       90,329        36,974
Dreyfus SmallCap Stock Index Fund.........................................................       76,178       40,107        36,071
Dreyfus Small Cap Fund*...................................................................           --        2,797        (2,797)
Dreyfus VIF Growth and Income Portfolio...................................................           23           --            23
Dreyfus VIF Quality Bond Portfolio........................................................        1,632       20,202       (18,570)


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                                   SA-390

---------------------------------------------------------------------------

                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
Dreyfus Socially Responsible Growth Fund, Inc.............................................          623           --           623
Dreyfus S&P 500 Index Fund................................................................      248,704      150,964        97,740
Dreyfus Intermediate Term Income Fund.....................................................       29,798      150,371      (120,573)
Eaton Vance Large-Cap Value Fund..........................................................      140,668      178,462       (37,794)
Eaton Vance Dividend Builder Fund.........................................................       19,822       30,606       (10,784)
Eaton Vance Worldwide Health Sciences Fund................................................       14,349       18,536        (4,187)
Eaton Vance Income Fund of Boston.........................................................       44,618       41,546         3,072
Eaton Vance Balanced Fund.................................................................        1,341        2,639        (1,298)
Eaton Vance Atlanta Capital SMID-Cap Fund.................................................       18,389        6,976        11,413
Wells Fargo Advantage Asset Allocation Fund...............................................       17,414       15,444         1,970
Wells Fargo Advantage Emerging Markets Equity Fund........................................       42,926       20,846        22,080
Wells Fargo Advantage Utility & Telecommunication Fund....................................        1,208          775           433
Alger Capital Appreciation Institutional Fund.............................................      118,322       92,705        25,617
Alger Mid Cap Growth Institutional Fund...................................................       20,341       35,278       (14,937)
Alger Small Cap Growth Institutional Fund.................................................        9,327        6,728         2,599
Nuveen Mid Cap Index Fund.................................................................       64,039       40,748        23,291
Nuveen Small Cap Index Fund...............................................................        3,131        7,111        (3,980)
Nuveen Equity Index Fund..................................................................       27,575       19,669         7,906
Nuveen Mid Cap Growth Opportunities Fund..................................................        3,196        9,774        (6,578)
Nuveen Small Cap Select Fund..............................................................           61        2,631        (2,570)
Nuveen Santa Barbara Dividend Growth Fund.................................................           47           --            47
Fidelity Advisor Equity Growth Fund.......................................................        4,328        6,995        (2,667)
Fidelity Advisor Value Strategies Fund....................................................        3,762        5,981        (2,219)
Fidelity Advisor Leveraged Company Stock Fund.............................................      122,090       86,875        35,215
Federated Equity Income Fund, Inc.*.......................................................        2,133        1,762           371
Federated Fund for U.S. Government Securities Fund........................................       12,688       13,060          (372)
Federated MDT Mid Cap Growth Strategies Fund*.............................................          599          276           323
Federated High Income Bond Fund...........................................................           97            1            96
Federated Kaufman Fund....................................................................      127,028      138,393       (11,365)
Federated Short-Term Income Fund..........................................................           51        4,522        (4,471)
Federated Total Return Bond Fund..........................................................        7,675       21,149       (13,474)
Federated International Leaders Fund......................................................            9           --             9
Fidelity VIP Growth Opportunities Portfolio...............................................        2,398        2,872          (474)
Fidelity VIP Overseas Portfolio...........................................................        6,162           60         6,102
Fidelity VIP Value Strategies Portfolio...................................................       17,677        8,028         9,649
Fidelity VIP Balanced Portfolio...........................................................       51,684       13,338        38,346
Fidelity VIP Growth & Income Portfolio....................................................       11,565        8,446         3,119
Fidelity VIP Freedom 2020 Portfolio.......................................................        1,740           --         1,740
Fidelity VIP Freedom 2030 Portfolio.......................................................       28,417       11,920        16,497
Fidelity VIP Freedom 2015 Portfolio.......................................................          162        8,463        (8,301)
Fidelity VIP Freedom 2025 Portfolio.......................................................        6,592            1         6,591
Fidelity Stock Selector All Cap Fund......................................................           10          207          (197)
Templeton Global Opportunities Trust......................................................        4,135        5,148        (1,013)
Templeton Developing Markets Trust........................................................       35,149       40,258        (5,109)
Franklin High Income Fund.................................................................       29,825       17,851        11,974
Franklin Strategic Income Fund............................................................      137,738      128,613         9,125
Templeton Global Bond Fund................................................................       99,913       92,705         7,208
Franklin U.S. Government Securities Fund..................................................       52,452      101,524       (49,072)
Franklin Small Cap Value Fund.............................................................       50,602       43,301         7,301


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                                   SA-391

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
Mutual Global Discovery Fund..............................................................      296,941      373,885       (76,944)
Templeton Growth Fund.....................................................................       79,235       83,127        (3,892)
Franklin Income Fund......................................................................      205,785      186,274        19,511
Franklin Growth Fund......................................................................      110,520       38,521        71,999
Franklin Total Return Fund................................................................        9,291       10,052          (761)
Franklin Balance Sheet Investment Fund....................................................        9,170       15,389        (6,219)
Mutual Beacon Fund........................................................................       18,196       22,368        (4,172)
Franklin Mutual Shares Fund...............................................................       56,432      115,451       (59,019)
Franklin Small-Mid Cap Growth Fund........................................................      539,182      528,040        11,142
Franklin Templeton Conservative Allocation Fund...........................................       48,226       71,390       (23,164)
Franklin Templeton Growth Allocation Fund.................................................      104,346       87,298        17,048
Franklin Templeton Moderate Allocation Fund...............................................      167,230      155,456        11,774
Templeton Foreign Fund....................................................................    1,049,099      747,936       301,163
Franklin Small-Mid Cap Growth Securities Fund.............................................        3,956        2,680         1,276
Highland Premier Growth Equity*...........................................................           94        1,944        (1,850)
Goldman Sachs Income Builder Fund.........................................................        2,248        5,022        (2,774)
Goldman Sachs Capital Growth Fund.........................................................           58        1,196        (1,138)
Goldman Sachs Core Fixed Income Fund......................................................        2,829        3,166          (337)
Goldman Sachs U.S. Equity Insights Fund*..................................................            4           --             4
Goldman Sachs Government Income Fund......................................................       27,576       64,839       (37,263)
Goldman Sachs Growth & Income Fund........................................................        1,980        9,112        (7,132)
Goldman Sachs Growth Opportunities Fund...................................................       12,101        9,901         2,200
Goldman Sachs Concentrated International Equity Fund......................................          322          632          (310)
Goldman Sachs Mid Cap Value Fund..........................................................       28,011       32,328        (4,317)
Goldman Sachs Small Cap Value Fund........................................................       99,442       83,074        16,368
Goldman Sachs Strategic Growth Fund.......................................................        1,575        2,253          (678)
Goldman Sachs High Yield Fund.............................................................       70,720       54,146        16,574
Goldman Sachs Large Cap Value Fund........................................................       18,285       21,027        (2,742)
Goldman Sachs Small/Mid Cap Growth Fund...................................................        8,033        8,130           (97)
Goldman Sachs Satellite Strategies Portfolio..............................................           16           --            16
John Hancock Small Cap Equity Fund........................................................       18,082       49,856       (31,774)
Frost Value Equity Fund*..................................................................          731          745           (14)
Hartford Balanced HLS Fund................................................................       31,847      112,730       (80,883)
Hartford Total Return Bond HLS Fund.......................................................      609,222      735,624      (126,402)
Hartford Capital Appreciation HLS Fund....................................................       90,945      303,043      (212,098)
Hartford Dividend and Growth HLS Fund.....................................................    1,487,182    1,474,609        12,573
Hartford Global Research HLS Fund.........................................................       13,240       44,295       (31,055)
Hartford Healthcare HLS Fund..............................................................       75,118       44,580        30,538
Hartford Global Growth HLS Fund...........................................................        3,958        2,290         1,668
Hartford Growth HLS Fund..................................................................       15,767       14,470         1,297
Hartford Growth Opportunities HLS Fund....................................................      115,147      100,291        14,856
Hartford Index HLS Fund...................................................................      215,255      794,257      (579,002)
Hartford International Opportunities HLS Fund.............................................        8,650       22,729       (14,079)
Hartford MidCap HLS Fund..................................................................      614,670      639,254       (24,584)
Hartford Ultrashort Bond Fund*............................................................      425,773      708,587      (282,814)
Hartford Small Company HLS Fund...........................................................      619,831    1,242,908      (623,077)
Hartford SmallCap Growth HLS Fund.........................................................       13,312        7,221         6,091
Hartford Stock HLS Fund...................................................................       15,535       45,920       (30,385)
Hartford U.S. Government Securities HLS Fund..............................................        5,999       54,873       (48,874)


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                                   SA-392

---------------------------------------------------------------------------

                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
Hartford Value HLS Fund...................................................................       12,608       25,080       (12,472)
The Hartford Checks and Balances Fund.....................................................       25,838       44,400       (18,562)
Hartford High Yield.......................................................................          942           --           942
The Hartford Target Retirement 2010 Fund..................................................       26,780       39,016       (12,236)
The Hartford Target Retirement 2020 Fund..................................................      120,546      139,766       (19,220)
The Hartford Target Retirement 2030 Fund..................................................      135,736      157,714       (21,978)
The Hartford Dividend and Growth Fund.....................................................       22,968       62,943       (39,975)
The Hartford International Opportunities Fund.............................................        6,179        1,599         4,580
The Hartford MidCap Fund..................................................................        9,701        7,180         2,521
The Hartford Small Company Fund...........................................................       20,598       11,008         9,590
The Hartford Total Return Bond Fund.......................................................        9,564       10,988        (1,424)
The Hartford Healthcare Fund..............................................................        2,152        3,730        (1,578)
The Hartford Growth Opportunities Fund....................................................        4,196        6,423        (2,227)
The Hartford Balanced Allocation Fund.....................................................       87,360      101,772       (14,412)
The Hartford Conservative Allocation Fund.................................................       20,346       75,237       (54,891)
The Hartford Capital Appreciation Fund....................................................      248,443      268,824       (20,381)
The Hartford Growth Allocation Fund.......................................................       77,203      105,694       (28,491)
The Hartford Money Market*................................................................       58,282      256,233      (197,951)
The Hartford Inflation Plus Fund..........................................................       27,392      111,708       (84,316)
The Hartford Value Fund...................................................................          184           42           142
The Hartford Equity Income Fund...........................................................       23,035       16,314         6,721
The Hartford Target Retirement 2015 Fund..................................................       27,664       49,361       (21,697)
The Hartford Target Retirement 2025 Fund..................................................       71,459       47,367        24,092
The Hartford Target Retirement 2035 Fund..................................................       40,495       23,892        16,603
The Hartford Target Retirement 2040 Fund..................................................       29,834       20,551         9,283
The Hartford Target Retirement 2045 Fund..................................................       23,407       10,775        12,632
The Hartford Target Retirement 2050 Fund..................................................       17,501       12,892         4,609
The Hartford Balanced Income Fund.........................................................        9,953        5,936         4,017
The Hartford International Small Company Fund.............................................          850          137           713
The Hartford MidCap Value Fund............................................................        2,292            2         2,290
The Hartford Global All-Asset Fund........................................................          265            1           264
Hotchkis and Wiley Large Cap Value Fund...................................................        4,137        5,233        (1,096)
Invesco V.I. Technology Fund..............................................................           54       12,172       (12,118)
Invesco Technology Fund...................................................................        9,178       22,005       (12,827)
Ivy Global Natural Resources Fund.........................................................       89,946       67,021        22,925
Ivy Large Cap Growth Fund.................................................................       20,832       88,026       (67,194)
Ivy Science & Technology Fund.............................................................       45,719       17,491        28,228
Ivy Asset Strategy Fund...................................................................       38,621       30,258         8,363
Janus Aspen Forty Portfolio...............................................................        3,861       11,138        (7,277)
Janus Aspen Global Research Portfolio*....................................................       14,630        6,289         8,341
Janus Aspen Enterprise Portfolio..........................................................           83        1,821        (1,738)
Janus Aspen Balanced Portfolio............................................................        3,353        2,073         1,280
Janus Aspen Overseas Portfolio............................................................          986        3,081        (2,095)
Janus Flexible Bond Fund..................................................................          363        1,892        (1,529)
Janus Forty Fund..........................................................................       81,566      180,718       (99,152)
Janus Balanced Fund.......................................................................       15,231       23,057        (7,826)
Janus Enterprise Fund.....................................................................       11,837       20,712        (8,875)
Janus Overseas Fund.......................................................................      106,021      427,023      (321,002)
Janus Global Research Fund*...............................................................        5,294       19,093       (13,799)


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                                   SA-393

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
Perkins Mid Cap Value Fund................................................................       21,875       44,424       (22,549)
Prudential Jennison Natural Resources Fund, Inc...........................................        3,493            2         3,491
Prudential Jennison Mid-Cap Growth Fund, Inc..............................................       29,157       27,231         1,926
Prudential Jennison 20/20 Focus Fund......................................................        3,183        4,384        (1,201)
JPMorgan Core Bond Fund...................................................................       26,782       17,814         8,968
JPMorgan Small Cap Equity Fund............................................................        2,749       10,111        (7,362)
JPMorgan Small Cap Growth Fund............................................................       10,287       25,137       (14,850)
JPMorgan Small Cap Value Fund.............................................................        4,315        3,875           440
JPMorgan U.S. Real Estate Fund*...........................................................        1,959        7,664        (5,705)
JPMorgan U.S. Equity Fund.................................................................       23,901        6,487        17,414
JPMorgan SmartRetirement 2010 Fund........................................................       18,072        6,654        11,418
JPMorgan SmartRetirement 2015 Fund........................................................       72,332       26,923        45,409
JPMorgan SmartRetirement 2020 Fund........................................................       59,247       13,564        45,683
JPMorgan SmartRetirement 2025 Fund........................................................       54,804       14,468        40,336
JPMorgan SmartRetirement 2030 Fund........................................................       82,148        7,897        74,251
JPMorgan SmartRetirement 2035 Fund........................................................       39,516        3,829        35,687
JPMorgan SmartRetirement 2040 Fund........................................................       56,455       17,709        38,746
JPMorgan SmartRetirement 2045 Fund........................................................       21,072        2,337        18,735
JPMorgan SmartRetirement 2050 Fund........................................................       37,514       10,463        27,051
JPMorgan SmartRetirement Income Fund......................................................        9,983        1,034         8,949
JPMorgan SmartRetirement 2055 Fund........................................................        2,826           80         2,746
JPMorgan Prime Money Market Fund..........................................................      142,674      118,038        24,636
Keeley Small Cap Value Fund...............................................................       29,955       31,749        (1,794)
Loomis Sayles Bond Fund...................................................................       16,219       12,747         3,472
LKCM Aquinas Growth Fund..................................................................        8,976        1,570         7,406
LKCM Aquinas Value Fund...................................................................        7,344          713         6,631
Lord Abbett Affiliated Fund...............................................................       19,489       27,485        (7,996)
Lord Abbett Fundamental Equity Fund.......................................................       54,753       66,353       (11,600)
Lord Abbett Bond Debenture Fund...........................................................       50,257       41,814         8,443
Lord Abbett Growth Opportunities Fund.....................................................        3,366        3,645          (279)
Lord Abbett Calibrated Dividend Growth Fund*..............................................       15,746       25,843       (10,097)
Lord Abbett Total Return Fund.............................................................       11,224       16,337        (5,113)
Lord Abbett Developing Growth Fund, Inc...................................................       42,056       33,462         8,594
Lord Abbett International Core Equity Fund................................................       33,203       31,372         1,831
Lord Abbett Value Opportunities Fund*.....................................................      249,446      256,306        (6,860)
Legg Mason Capital Management Value Trust, Inc............................................        1,423        1,925          (502)
BMO Mid-Cap Value Fund....................................................................       11,998        2,784         9,214
MFS Emerging Markets Equity Fund..........................................................       13,086       17,738        (4,652)
Massachusetts Investors Growth Stock Fund.................................................      211,572      290,278       (78,706)
MFS High Income Fund......................................................................       14,981       24,226        (9,245)
MFS International New Discovery Fund......................................................        3,431        3,652          (221)
MFS Mid Cap Growth Fund...................................................................       11,787       18,473        (6,686)
MFS New Discovery Fund....................................................................       23,710       10,232        13,478
MFS Research International Fund...........................................................      118,707       84,423        34,284
MFS Total Return Fund.....................................................................       43,270       29,739        13,531
MFS Utilities Fund........................................................................       86,072      171,015       (84,943)
MFS Value Fund............................................................................      169,307      170,288          (981)
MFS Research Bond Fund....................................................................        7,040        6,129           911
MFS Massachusetts Investors Trust.........................................................       16,818       11,140         5,678


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                                   SA-394

---------------------------------------------------------------------------

                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
MFS International Growth Fund.............................................................        4,188        2,034         2,154
MFS Core Equity Fund......................................................................        8,793        8,528           265
MFS Government Securities Fund............................................................      159,755      120,003        39,752
MFS International Value Fund..............................................................       56,027       17,003        39,024
MFS Technology Fund.......................................................................          605          693           (88)
MFS Core Equity Series....................................................................           --           --            --
MFS Investors Growth Stock Series.........................................................        1,777           --         1,777
MFS Utilities Series......................................................................        5,131        1,784         3,347
MFS Growth Fund...........................................................................      145,337       13,503       131,834
MFS High Yield Portfolio*.................................................................       13,987        8,877         5,110
BlackRock Global Allocation Fund..........................................................      227,478      219,119         8,359
BlackRock Large Cap Core Fund.............................................................        5,454        3,701         1,753
BlackRock Value Opportunities Fund........................................................          602          101           501
BlackRock Small Cap Growth Fund...........................................................       11,762       15,622        (3,860)
BlackRock Mid Cap Value Opportunities Fund................................................       55,048       68,931       (13,883)
BlackRock International Opportunities Portfolio...........................................       26,283       59,749       (33,466)
BlackRock Mid Cap Growth Equity Portfolio.................................................        2,125        1,200           925
Munder MidCap Core Growth Fund............................................................       28,918       15,382        13,536
Neuberger Berman Socially Responsive Fund.................................................       30,604       14,323        16,281
Nuveen Tradewinds International Value Fund................................................          478        2,114        (1,636)
Oakmark International Small Cap Fund......................................................        1,675        2,759        (1,084)
The Oakmark Equity and Income Fund........................................................      144,717       69,694        75,023
Oppenheimer Capital Appreciation Fund.....................................................        9,780       58,430       (48,650)
Oppenheimer Global Fund...................................................................       44,189       65,755       (21,566)
Oppenheimer International Growth Fund.....................................................      293,392       36,532       256,860
Oppenheimer Main Street Fund..............................................................        8,449        7,186         1,263
Oppenheimer Global Strategic Income Fund..................................................       19,390       14,741         4,649
Oppenheimer Main Street Small- & Mid-Cap Fund.............................................       45,078       45,569          (491)
Oppenheimer Developing Markets Fund.......................................................       70,958       35,395        35,563
Oppenheimer Equity Fund*..................................................................        2,131          307         1,824
Oppenheimer Capital Income Fund...........................................................           68           50            18
Oppenheimer International Bond Fund.......................................................      164,119      196,223       (32,104)
Oppenheimer Small- & Mid-Cap Value Fund...................................................       14,943       25,101       (10,158)
Oppenheimer Main Street Opportunity Fund..................................................       14,326       14,256            70
Oppenheimer Gold & Special Minerals Fund..................................................       63,105       47,525        15,580
Oppenheimer Real Estate Fund..............................................................       92,287       57,668        34,619
Oppenheimer Equity Income Fund............................................................       13,036          438        12,598
Oppenheimer International Diversified Fund................................................        4,516        1,201         3,315
Putnam Global Equity Fund.................................................................          190        2,042        (1,852)
Putnam VT High Yield Fund.................................................................        7,787       30,487       (22,700)
Putnam VT International Growth Fund.......................................................        1,419           54         1,365
Putnam VT Multi-Cap Growth Fund...........................................................        1,784        6,401        (4,617)
Putnam Small Cap Value Fund...............................................................        9,502        6,278         3,224
Pioneer Disciplined Value Fund*...........................................................        4,200        3,092         1,108
Pioneer Emerging Markets Fund.............................................................      114,099       99,464        14,635
Pioneer Oak Ridge Small Cap Growth Fund...................................................       10,640        8,395         2,245
Pioneer Fundamental Growth Fund...........................................................          911           --           911
AllianzGI NFJ International Value Fund*...................................................        3,788           12         3,776
AllianzGI NFJ Small-Cap Value Fund*.......................................................       64,299       62,711         1,588


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                                   SA-395

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
AllianzGI NFJ Dividend Value Fund*........................................................      160,442      124,879        35,563
Managers Cadence Mid-Cap Fund.............................................................          755        1,189          (434)
PIMCO Total Return Fund...................................................................      803,194      844,684       (41,490)
PIMCO Emerging Markets Bond Fund..........................................................       34,479       42,945        (8,466)
PIMCO Real Return Fund....................................................................      513,266      286,593       226,673
Pioneer Fund..............................................................................       17,171       48,911       (31,740)
Pioneer High Yield Fund...................................................................       72,051       83,333       (11,282)
Pioneer Strategic Income Fund.............................................................       75,604       59,218        16,386
Pioneer Mid Cap Value Fund................................................................       36,367       59,621       (23,254)
Pioneer Select Mid Cap Growth Fund*.......................................................        2,404        2,984          (580)
PIMCO Total Return III Fund...............................................................        4,107        8,532        (4,425)
Putnam Equity Income Fund.................................................................       18,358        6,003        12,355
Putnam High Yield Advantage Fund..........................................................       40,125       34,352         5,773
Putnam International Equity Fund..........................................................        2,314        6,474        (4,160)
Putnam Investors Fund.....................................................................          112           44            68
Putnam Multi-Cap Growth Fund..............................................................          469          381            88
Putnam International Capital Opportunities Fund...........................................       49,560       32,658        16,902
Putnam Small Cap Growth Fund..............................................................       17,448       15,534         1,914
Royce Total Return Fund...................................................................        4,365        3,482           883
Royce Value Plus Fund.....................................................................       10,877       15,894        (5,017)
Royce Value Fund..........................................................................        8,330       10,245        (1,915)
RS Value Fund.............................................................................       18,021        2,131        15,890
Columbia Diversified Equity Income Fund...................................................        4,559        7,770        (3,211)
Columbia Mid Cap Value Opportunity Fund...................................................       11,725       11,849          (124)
Columbia Multi-Advisor Small Cap Value Fund...............................................          246          106           140
RidgeWorth Small Cap Value Equity Fund....................................................       34,124       46,563       (12,439)
RidgeWorth Mid-Cap Value Equity Fund......................................................       10,720        6,672         4,048
RidgeWorth Total Return Bond Fund.........................................................       18,379       34,389       (16,010)
RidgeWorth Large Cap Value Equity Fund....................................................          911           11           900
DWS RREEF Real Estate Securities Fund.....................................................          213           --           213
DWS Equity Dividend Fund..................................................................       20,876       37,091       (16,215)
DWS Enhanced Emerging Markets Fixed Income Fund...........................................          952          671           281
SSGA S&P 500 Index Fund...................................................................       10,328        9,651           677
DWS Core Equity VIP*......................................................................        1,783           38         1,745
DWS Global Growth Fund*...................................................................          386        2,858        (2,472)
Legg Mason ClearBridge Appreciation Fund..................................................       18,681        7,226        11,455
Legg Mason ClearBridge Aggressive Growth Fund.............................................        6,156        1,480         4,676
Legg Mason Partners ClearBridge Fundamental Value Fund....................................          851            1           850
Legg Mason ClearBridge Mid Cap Core Fund..................................................        5,075        3,344         1,731
Legg Mason ClearBridge Small Cap Growth Fund..............................................       61,473       16,589        44,884
Thornburg International Value Fund........................................................      129,944      211,843       (81,899)
Thornburg Value Fund......................................................................       18,608       15,859         2,749
Thornburg Core Growth Fund................................................................       33,115       26,375         6,740
Timothy Plan Large/Mid Cap Value Fund.....................................................        7,046          864         6,182
UBS Dynamic Alpha Fund....................................................................           --          157          (157)
T. Rowe Price Growth Stock Fund...........................................................      175,738      119,039        56,699
T. Rowe Price Equity-Income Fund..........................................................       29,136       39,661       (10,525)
T. Rowe Price Retirement 2010 Fund........................................................       68,742      105,880       (37,138)
T. Rowe Price Retirement 2020 Fund........................................................      342,722      332,762         9,960


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                                   SA-396

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

                                                                                                UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------  -----------   ----------   -------------
T. Rowe Price Retirement 2030 Fund........................................................      237,811      277,412       (39,601)
T. Rowe Price Retirement 2040 Fund........................................................      136,753      104,316        32,437
T. Rowe Price Retirement 2050 Fund........................................................       59,070       48,218        10,852
T. Rowe Price Retirement Income Fund......................................................       13,688       15,888        (2,200)
UBS Global Allocation Fund................................................................           33            1            32
Vanguard Small-Cap Index Fund.............................................................      348,372      165,968       182,404
Vanguard Mid-Cap Index Fund...............................................................      131,493       59,866        71,627
Vanguard Total Bond Market Index Fund.....................................................      129,230       88,784        40,446
Vanguard Total Stock Market Index Fund....................................................      117,151       52,907        64,244
Victory Diversified Stock Fund............................................................       13,824       27,272       (13,448)
Victory Special Value Fund................................................................       22,076       36,036       (13,960)
Victory Small Company Opportunity Fund....................................................       54,282       46,869         7,413
Victory Established Value Fund............................................................       10,658        6,224         4,434
Invesco Small Cap Discovery Fund..........................................................       49,206       51,502        (2,296)
Invesco Comstock Fund.....................................................................       64,867       88,552       (23,685)
Invesco Equity and Income Fund............................................................      226,984      392,114      (165,130)
Invesco Growth and Income Fund............................................................       77,881       72,339         5,542
Invesco Mid Cap Growth Fund...............................................................       28,652       24,836         3,816
Invesco U.S. Mortgage Fund................................................................           50           75           (25)
Invesco Small Cap Value Fund..............................................................       17,035       10,991         6,044
Invesco American Value Fund...............................................................       15,028        2,679        12,349
Morgan Stanley Institutional Opportunity Portfolio........................................        1,080          647           433
Invesco Value Opportunities Fund..........................................................        1,740        4,529        (2,789)
Invesco Diversified Dividend Fund.........................................................       14,421       30,264       (15,843)
Invesco American Franchise Fund*..........................................................       76,537       59,614        16,923
Invesco Global Core Equity Fund...........................................................          790          271           519
Vanguard 500 Index Fund...................................................................      268,452      133,134       135,318
Wells Fargo Advantage International Equity Fund...........................................          927        1,324          (397)
Wells Fargo Advantage Core Bond Fund......................................................        3,496        3,468            28
Columbia Seligman Communications and Information Fund.....................................        6,422        8,761        (2,339)
Columbia Seligman Global Technology Fund..................................................        3,660        3,266           394
TIAA-CREF Large Cap Value Index Fund......................................................          115            3           112
TIAA-CREF Large Cap Growth Fund...........................................................        3,451        2,670           781
TIAA-CREF Equity Index Fund...............................................................        3,004        2,640           364
American Century Heritage Fund*...........................................................       73,985       56,216        17,769
Legg Mason Partners ClearBridge Small Cap Value Fund......................................          309        2,560        (2,251)
Life Points Balanced Strategy Fund........................................................        2,570        1,027         1,543
Life Points Conservative Strategy Fund....................................................          652          570            82
Life Points Growth Strategy Fund..........................................................       15,827        2,007        13,820
Life Points Moderate Strategy Fund........................................................       14,649        3,028        11,621


    * See Note 1 for additional information related to this Sub-Account.




--------------------------------------------------------------------------------
                                   SA-397

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



6.   FINANCIAL HIGHLIGHTS:

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2014. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
AMERICAN CENTURY EQUITY INCOME FUND
    2014        1,919,063  $ 15.72   to   $ 21.63   $ 31,464,660  0.15%    to   1.25%    2.21%    to   3.04%
    2013        1,874,866    19.54   to     22.39     28,853,701  0.35%    to   1.25%    2.03%    to   2.36%
    2012        1,213,733    16.59   to     18.81     25,041,468  0.35%    to   1.25%    2.35%    to   2.49%
    2011        1,178,467    15.10   to     16.92     22,107,391  0.35%    to   1.25%    2.51%    to   2.53%
    2010        1,111,741    15.14   to     16.40     19,685,665  0.35%    to   1.25%    2.78%    to   3.28%

AMERICAN CENTURY VP GROWTH FUND
    2014        1,662,394    15.21   to     28.13     26,003,516    --     to   1.25%    0.03%    to   0.30%
    2013        1,575,795    13.68   to     25.67     22,234,676    --     to   1.25%    0.13%    to   0.40%
    2012        1,450,556    10.57   to     20.14     15,891,498    --     to   1.25%    0.90%    to   1.06%
    2011            5,491    17.95   to     18.33         99,588  0.50%    to   1.25%    0.26%    to   0.79%
    2010              194    18.38   to     18.38          3,571  1.25%    to   1.25%    0.12%    to   0.12%

AMERICAN CENTURY VP ULTRA(R) FUND
    2014            8,779    16.84   to     18.48        157,118  0.35%    to   1.25%    0.09%    to   0.13%
    2013            6,155    15.55   to     16.92        100,206  0.35%    to   1.25%    0.05%    to   0.08%
    2012            6,335    11.53   to     12.43         75,069  0.35%    to   1.25%    0.49%    to   0.64%
    2011            5,021    10.25   to     10.95         52,581  0.35%    to   1.25%      --     to     --
    2010            2,377    10.28   to     10.89         24,955  0.35%    to   1.25%      --     to     --

AMERICAN CENTURY VP BALANCED FUND
    2014           12,788    16.16   to     16.16        206,666  0.70%    to   0.70%    1.54%    to   1.54%
    2013            9,474    14.82   to     14.82        140,362  0.70%    to   0.70%    1.57%    to   1.57%
    2012           11,216    12.71   to     12.71        142,505  0.70%    to   0.70%    1.94%    to   1.94%
    2011           16,707    11.44   to     11.44        191,193  0.70%    to   0.70%    2.26%    to   2.26%
    2010            4,929    10.94   to     10.94         53,929  0.70%    to   0.70%    1.88%    to   1.88%

AMERICAN CENTURY VP INTERNATIONAL FUND+
    2014              642    12.83   to     12.83          8,239  0.70%    to   0.70%      --     to     --

AMERICAN CENTURY SMALL CAP VALUE FUND
    2014          227,504    18.80   to     23.45      4,332,189    --     to   1.25%    0.37%    to   0.63%
    2013          198,417    18.01   to     22.79      3,630,862    --     to   1.25%    0.67%    to   0.95%
    2012          184,903    13.35   to     17.16      2,518,912    --     to   1.25%    1.25%    to   1.48%
    2011          149,874    11.44   to     14.93      1,728,893    --     to   1.25%    0.78%    to   0.84%
    2010          118,275    12.26   to     16.24      1,459,499    --     to   1.25%    0.68%    to   1.07%

AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
    2014            3,414    12.49   to     15.23         44,098  0.75%    to   1.25%    1.11%    to   1.14%
    2013            4,122    11.18   to     13.70         47,669  0.75%    to   1.25%    0.38%    to   1.51%
    2012            6,001     8.46   to     10.59         51,468  1.05%    to   1.25%    1.67%    to   1.77%
    2011            6,582     7.35   to      9.22         48,794  1.05%    to   1.25%    1.59%    to   1.60%
    2010            5,847     7.35   to      9.24         43,477  1.05%    to   1.25%    0.65%    to   1.49%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
AMERICAN CENTURY EQUITY INCOME FUND
    2014         5.59%     to   10.70%
    2013        17.82%     to   19.04%
    2012         9.85%     to   11.12%
    2011         2.02%     to    3.21%
    2010        11.88%     to   12.89%

AMERICAN CENTURY VP GROWTH FUND
    2014         9.57%     to   11.21%
    2013        27.48%     to   29.37%
    2012         5.73%     to   12.23%
    2011        (2.39)%    to   (1.65)%
    2010        15.92%     to   15.92%

AMERICAN CENTURY VP ULTRA(R) FUND
    2014         8.28%     to    9.22%
    2013        34.89%     to   36.11%
    2012        12.48%     to   13.49%
    2011        (0.30)%    to    0.60%
    2010        14.85%     to   15.89%

AMERICAN CENTURY VP BALANCED FUND
    2014         9.05%     to    9.05%
    2013        16.61%     to   16.61%
    2012        11.02%     to   11.02%
    2011         4.60%     to    4.60%
    2010        10.86%     to   10.86%

AMERICAN CENTURY VP INTERNATIONAL FUND+
    2014        (6.15)%    to   (6.15)%

AMERICAN CENTURY SMALL CAP VALUE FUND
    2014         2.89%     to    4.39%
    2013        32.83%     to   34.91%
    2012        14.90%     to   16.70%
    2011        (8.06)%    to   (6.73)%
    2010        22.14%     to   24.15%

AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
    2014        11.17%     to   11.74%
    2013        29.33%     to   29.97%
    2012        14.89%     to   15.12%
    2011        (0.22)%    to   (0.02)%
    2010         9.50%     to    9.72%


--------------------------------------------------------------------------------
                                   SA-398

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
                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2014            9,814  $ 12.88   to   $ 13.33   $    124,245  0.85%    to   1.25%    1.02%    to   1.37%
    2013           11,519    12.35   to     12.74        143,759  1.05%    to   1.25%    0.53%    to   0.97%
    2012           14,512    14.23   to     14.23        206,447  1.25%    to   1.25%    2.08%    to   2.08%
    2011           11,696    13.53   to     13.53        158,278  1.25%    to   1.25%    3.71%    to   3.71%
    2010            8,887    12.17   to     12.17        108,112  1.25%    to   1.25%    2.03%    to   2.03%

AMERICAN CENTURY EQUITY GROWTH FUND
    2014            2,809    14.20   to     17.49         46,957  1.05%    to   1.25%    0.93%    to   1.09%
    2013            4,898    12.69   to     15.67         75,191  1.05%    to   1.25%    1.19%    to   1.24%
    2012            5,001     9.67   to     11.96         58,629  1.05%    to   1.25%    1.15%    to   1.63%
    2011            4,200    10.44   to     10.44         43,855  1.25%    to   1.25%    1.21%    to   1.21%
    2010            3,324    10.18   to     10.18         33,840  1.25%    to   1.25%    0.94%    to   0.94%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2014           22,377    16.34   to     16.34        365,711  0.70%    to   0.70%    2.23%    to   2.23%
    2013           18,837    14.63   to     14.63        275,567  0.70%    to   0.70%    2.23%    to   2.23%
    2012           18,220    10.85   to     10.85        197,625  0.70%    to   0.70%    2.11%    to   2.11%
    2011           19,323     9.52   to      9.52        183,939  0.70%    to   0.70%    1.54%    to   1.54%
    2010           23,204     9.30   to      9.30        215,724  0.70%    to   0.70%    1.49%    to   1.49%

AMERICAN CENTURY VP ULTRA FUND
    2014           33,148    18.85   to     18.85        624,740  0.70%    to   0.70%    0.36%    to   0.36%
    2013           31,085    17.25   to     17.25        536,355  0.70%    to   0.70%    0.53%    to   0.53%
    2012           31,969    12.68   to     12.68        405,249  0.70%    to   0.70%      --     to     --
    2011           34,013    11.20   to     11.20        381,116  0.70%    to   0.70%      --     to     --
    2010           54,348    11.16   to     11.16        606,778  0.70%    to   0.70%    0.50%    to   0.50%

AMERICAN CENTURY VP VALUE FUND
    2014           51,464    16.50   to     16.50        849,093  0.70%    to   0.70%    1.60%    to   1.60%
    2013           49,706    14.69   to     14.69        730,329  0.70%    to   0.70%    1.67%    to   1.67%
    2012           48,074    11.23   to     11.23        539,991  0.70%    to   0.70%    1.85%    to   1.85%
    2011           80,835     9.87   to      9.87        798,034  0.70%    to   0.70%    2.01%    to   2.01%
    2010           98,805     9.84   to      9.84        972,435  0.70%    to   0.70%    2.21%    to   2.21%

AMERICAN CENTURY VP MID CAP VALUE FUND
    2014           14,326    19.19   to     20.25        281,039  0.15%    to   1.25%    0.89%    to   0.94%
    2013           13,319    16.75   to     17.47        227,012  0.15%    to   1.25%    1.14%    to   1.28%
    2012           14,031    13.08   to     13.49        185,854  0.15%    to   1.25%    0.60%    to   1.94%
    2011            2,701    11.40   to     11.64         31,097  0.15%    to   1.25%    1.27%    to   1.44%
    2010              674    11.66   to     11.66          7,860  1.25%    to   1.25%    0.88%    to   0.88%

INVESCO V.I. SMALL CAP EQUITY FUND
    2014           13,547    15.51   to     15.51        210,118  0.70%    to   0.70%      --     to     --
    2013           20,724    15.26   to     15.26        316,239  0.70%    to   0.70%    0.01%    to   0.01%
    2012           20,491    11.18   to     11.18        229,054  0.70%    to   0.70%      --     to     --
    2011           23,506     9.88   to      9.88        232,322  0.70%    to   0.70%      --     to     --
    2010            4,093    10.03   to     10.03         41,034  0.70%    to   0.70%      --     to     --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2014            7,229    16.27   to     16.27        117,602  0.70%    to   0.70%    1.82%    to   1.82%
    2013           11,787    14.52   to     14.52        171,152  0.70%    to   0.70%    2.81%    to   2.81%
    2012            1,671    11.16   to     11.16         18,646  0.70%    to   0.70%    2.05%    to   2.05%
    2011            1,106     9.46   to      9.46         10,469  0.70%    to   0.70%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2014        (2.86)%    to     1.10%
    2013       (10.44)%    to   (10.26)%
    2012         5.12%     to     5.12%
    2011        11.24%     to    11.24%
    2010         3.93%     to     3.93%

AMERICAN CENTURY EQUITY GROWTH FUND
    2014        11.62%     to    11.88%
    2013        30.99%     to    31.25%
    2012        14.55%     to    14.78%
    2011         2.56%     to     2.56%
    2010        13.15%     to    13.15%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2014        11.71%     to    11.71%
    2013        34.87%     to    34.87%
    2012        13.94%     to    13.94%
    2011         2.39%     to     2.39%
    2010        13.35%     to    13.35%

AMERICAN CENTURY VP ULTRA FUND
    2014         9.26%     to     9.26%
    2013        36.12%     to    36.12%
    2012        13.13%     to    13.13%
    2011         0.36%     to     0.36%
    2010        15.28%     to    15.28%

AMERICAN CENTURY VP VALUE FUND
    2014        12.31%     to    12.31%
    2013        30.81%     to    30.81%
    2012        13.78%     to    13.78%
    2011         0.31%     to     0.31%
    2010        12.63%     to    12.63%

AMERICAN CENTURY VP MID CAP VALUE FUND
    2014        14.59%     to    15.88%
    2013        28.09%     to    29.51%
    2012        14.67%     to    15.94%
    2011        (2.20)%    to    (1.12)%
    2010         6.17%     to     6.17%

INVESCO V.I. SMALL CAP EQUITY FUND
    2014         1.64%     to     1.64%
    2013        36.51%     to    36.51%
    2012        13.10%     to    13.10%
    2011        (1.42)%    to    (1.42)%
    2010        27.64%     to    27.64%

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2014        12.04%     to    12.04%
    2013        30.12%     to    30.12%
    2012        17.90%     to    17.90%
    2011        (5.35)%    to    (5.35)%


--------------------------------------------------------------------------------
                                   SA-399

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
INVESCO EUROPEAN GROWTH FUND
    2014           45,287  $ 10.33   to   $ 14.83   $    483,431  0.35%    to   1.25%    1.25%    to   1.82%
    2013           60,547    11.05   to     16.01        683,745  0.35%    to   1.25%    1.10%    to   1.62%
    2012           57,528     8.98   to     13.12        540,088  0.35%    to   1.25%    1.36%    to   1.81%
    2011           71,876     7.44   to     10.98        566,021  0.35%    to   1.25%    3.18%    to   3.41%
    2010           64,465     7.87   to     11.71        537,297  0.35%    to   1.25%    1.22%    to   1.47%

INVESCO INTERNATIONAL GROWTH FUND
    2014          110,184    11.97   to     15.28      1,363,016  0.15%    to   1.25%    1.26%    to   1.47%
    2013          139,861    12.00   to     15.49      1,698,576  0.15%    to   1.25%    1.23%    to   1.35%
    2012           69,465    10.13   to     13.22        737,057  0.15%    to   1.25%    1.09%    to   1.38%
    2011           51,363     8.81   to     11.62        479,698  0.15%    to   1.25%    1.25%    to   1.41%
    2010           48,309     9.49   to     12.66        480,960  0.15%    to   1.25%    1.02%    to   1.42%

INVESCO MID CAP CORE EQUITY FUND
    2014           14,730    14.98   to     16.52        248,186  0.50%    to   1.25%      --     to   0.01%
    2013           20,467    14.40   to     16.00        325,057  0.50%    to   1.25%      --     to     --
    2012           19,912    11.20   to     12.54        249,821  0.50%    to   1.25%    0.42%    to   0.57%
    2011           20,106    10.20   to     11.51        231,798  0.50%    to   1.25%      --     to     --
    2010           16,622    10.93   to     12.43        206,483  0.50%    to   1.25%    0.05%    to   0.07%

INVESCO SMALL CAP GROWTH FUND
    2014           83,566    10.77   to     35.26      1,118,320  0.35%    to   1.25%      --     to     --
    2013           57,308    19.06   to     33.16      1,227,505  0.50%    to   1.25%    0.06%    to   0.06%
    2012           78,120    13.69   to     23.99      1,145,583  0.50%    to   1.25%      --     to     --
    2011           58,249    11.63   to     20.53        688,780  0.50%    to   1.25%      --     to     --
    2010           58,626    11.83   to     21.06        696,929  0.50%    to   1.25%      --     to     --

INVESCO REAL ESTATE FUND
    2014          239,057    20.43   to     36.01      6,302,368    --     to   1.25%    0.83%    to   1.21%
    2013          210,338    15.88   to     28.46      4,658,656    --     to   1.25%    1.05%    to   1.47%
    2012          218,390    15.54   to     28.31      4,813,475    --     to   1.25%    0.38%    to   0.79%
    2011          202,881    22.89   to     24.60      3,961,530    --     to   1.25%    0.81%    to   1.25%
    2010          156,881    12.30   to     23.15      2,819,078    --     to   1.25%    1.80%    to   2.28%

INVESCO SMALL CAP EQUITY FUND
    2014           55,793    17.09   to     17.82        896,834  0.35%    to   1.25%      --     to     --
    2013           41,981    16.78   to     17.66        654,089  0.35%    to   1.25%      --     to     --
    2012           43,193    11.28   to     13.08        495,074  0.50%    to   1.25%      --     to     --
    2011           30,605     9.99   to     11.67        321,119  0.50%    to   1.25%      --     to     --
    2010           24,021    10.08   to     11.87        254,080  0.50%    to   1.25%      --     to     --

INVESCO DEVELOPING MARKETS FUND
    2014           90,774    11.75   to     12.27      1,101,171  0.35%    to   1.25%    1.07%    to   1.99%
    2013           23,686    12.30   to     12.73        294,907  0.35%    to   1.25%    0.74%    to   1.20%
    2012           43,944    12.87   to     13.09        571,508  0.65%    to   1.25%    0.83%    to   0.89%
    2011           31,948    10.90   to     11.00        350,692  0.75%    to   1.25%    0.96%    to   1.35%
    2010              955    12.45   to     12.45         11,890  1.25%    to   1.25%    1.02%    to   1.02%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2014            3,950    11.36   to     11.58         45,011  0.85%    to   1.25%    1.94%    to   2.24%
    2013            5,026    10.89   to     10.97         54,952  1.05%    to   1.25%    2.06%    to   2.06%
    2012            4,409    11.32   to     11.39         50,084  1.05%    to   1.25%    2.24%    to   2.39%
    2011            1,440    10.94   to     10.94         15,750  1.25%    to   1.25%    3.45%    to   3.45%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
INVESCO EUROPEAN GROWTH FUND
    2014        (7.36)%    to    (6.52)%
    2013        22.01%     to    23.11%
    2012        19.58%     to    20.66%
    2011        (6.25)%    to    (5.40)%
    2010        11.01%     to    12.01%

INVESCO INTERNATIONAL GROWTH FUND
    2014        (1.33)%    to    (0.25)%
    2013        17.22%     to    18.51%
    2012        13.72%     to    14.98%
    2011        (8.20)%    to    (7.18)%
    2010        11.02%     to    12.24%

INVESCO MID CAP CORE EQUITY FUND
    2014         3.22%     to     4.00%
    2013        27.59%     to    28.55%
    2012         9.01%     to     9.83%
    2011        (7.41)%    to    (6.71)%
    2010        11.12%     to    11.96%

INVESCO SMALL CAP GROWTH FUND
    2014         4.92%     to     6.33%
    2013        38.17%     to    39.22%
    2012        16.88%     to    17.75%
    2011        (2.50)%    to    (1.73)%
    2010        24.71%     to    25.64%

INVESCO REAL ESTATE FUND
    2014        26.52%     to    28.65%
    2013         0.52%     to     2.18%
    2012        15.10%     to    16.99%
    2011         6.24%     to     8.05%
    2010        21.27%     to    24.91%

INVESCO SMALL CAP EQUITY FUND
    2014         0.89%     to     1.83%
    2013        34.98%     to    36.20%
    2012        12.09%     to    12.94%
    2011        (1.65)%    to    (0.91)%
    2010        26.98%     to    27.93%

INVESCO DEVELOPING MARKETS FUND
    2014        (4.48)%    to    (3.59)%
    2013        (4.42)%    to    (3.55)%
    2012        18.03%     to    18.74%
    2011       (12.44)%    to   (12.00)%
    2010        13.17%     to    13.17%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2014         0.56%     to     4.34%
    2013        (3.84)%    to    (3.65)%
    2012         3.55%     to     3.75%
    2011         5.71%     to     5.71%


--------------------------------------------------------------------------------
                                   SA-400

---------------------------------------------------------------------------

                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
AMERICAN CENTURY PRIME MONEY MARKET FUND
    2014           58,110  $  9.42   to   $ 10.01   $    569,665    --     to   1.25%    0.01%    to    0.01%
    2013           94,860     9.53   to     10.00        933,865    --     to   1.25%    0.01%    to    0.01%
    2012           33,719     9.65   to     10.00        329,511    --     to   1.25%    0.01%    to    0.01%
    2011           20,215     9.77   to     10.00        199,417    --     to   1.25%      --     to    0.01%
    2010           20,549     9.90   to     10.00        204,248    --     to   1.25%      --     to      --

DOMINI SOCIAL EQUITY FUND
    2014           40,335    16.81   to     18.45        734,397  0.35%    to   1.25%    1.71%    to    1.95%
    2013            4,592    14.93   to     16.24         71,769  0.35%    to   1.25%      --     to    1.02%
    2012            1,863    11.38   to     11.72         21,339  0.85%    to   1.25%    0.45%    to    0.59%
    2011              669    10.35   to     10.62          7,016  0.85%    to   1.25%    0.52%    to    0.56%
    2010              686    10.40   to     10.63          7,236  0.85%    to   1.25%    0.34%    to    0.51%

ALLIANCEBERNSTEIN GLOBAL BOND FUND
    2014            3,399    11.20   to     11.53         38,616  0.50%    to   1.25%    4.78%    to    5.76%
    2013            2,059    10.61   to     10.76         22,081  0.75%    to   1.25%    1.25%    to    2.35%
    2012            1,175    10.97   to     11.06         12,986  0.85%    to   1.25%    2.41%    to    2.59%
    2011              699    10.42   to     10.42          7,282  0.85%    to   0.85%    1.42%    to    1.42%

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
    2014              558    14.80   to     14.80          8,260  1.25%    to   1.25%    3.00%    to    3.00%
    2013              221    14.41   to     14.41          3,181  1.25%    to   1.25%    1.63%    to    1.63%
    2012               45    11.70   to     11.70            528  1.25%    to   1.25%      --     to      --
    2011               19    10.34   to     10.34            201  1.25%    to   1.25%      --     to      --
    2010               29    11.43   to     11.43            332  1.25%    to   1.25%      --     to      --

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
    2014            4,233    14.79   to     14.79         62,607  1.25%    to   1.25%    3.19%    to    3.19%
    2013            2,249    14.41   to     14.41         32,398  1.25%    to   1.25%    2.16%    to    2.16%
    2012            1,168    11.70   to     11.70         13,660  1.25%    to   1.25%    0.91%    to    0.91%
    2011              530    10.34   to     10.34          5,481  1.25%    to   1.25%    1.77%    to    1.77%
    2010           13,070    11.52   to     11.52        150,626    --     to     --     1.74%    to    1.74%

ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND
    2014           14,802    14.82   to     15.32        221,956    --     to   1.25%    6.41%    to   10.25%
    2013           12,626    14.46   to     16.18        179,644  0.35%    to   1.25%    0.35%    to    0.36%
    2012           11,433    13.81   to     14.65        165,432    --     to   1.25%    1.10%    to    1.45%
    2011           12,285    12.79   to     14.06        158,379  0.35%    to   1.25%    1.78%    to    1.80%
    2010           10,987    12.18   to     13.26        132,560  0.35%    to   1.25%    1.86%    to    1.87%

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
    2014            5,479    16.69   to     17.57         87,671  0.65%    to   1.25%    0.83%    to    0.84%
    2013            5,830    15.52   to     16.24         84,319  0.65%    to   1.25%    0.52%    to    1.06%
    2012            9,213    11.71   to     12.18         93,260  0.65%    to   1.25%    0.62%    to    1.01%
    2011            9,142    10.09   to     10.43         78,598  0.65%    to   1.25%    1.25%    to    1.34%
    2010            8,378     9.67   to      9.85         68,967  0.85%    to   1.25%    0.36%    to    0.90%

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
    2014           36,091     8.88   to     11.53        373,124  0.35%    to   1.25%      --     to      --
    2013           45,818     9.04   to     11.85        484,157  0.35%    to   1.25%    0.77%    to    0.98%
    2012           49,790     8.00   to     10.59        482,836  0.35%    to   1.25%    0.78%    to    0.83%
    2011           50,434     6.96   to      9.29        433,807  0.35%    to   1.25%    0.78%    to    0.86%
    2010           51,275     8.36   to     11.27        518,162  0.35%    to   1.25%    3.15%    to    3.43%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
AMERICAN CENTURY PRIME MONEY MARKET FUND
    2014        (1.19)%    to     0.05%
    2013        (1.23)%    to     0.01%
    2012        (1.23)%    to     0.01%
    2011        (1.23)%    to     0.01%
    2010        (0.82)%    to     0.01%

DOMINI SOCIAL EQUITY FUND
    2014        12.56%     to    13.58%
    2013        31.20%     to    32.39%
    2012         9.95%     to    10.39%
    2011        (0.51)%    to    (0.11)%
    2010        12.28%     to    12.73%

ALLIANCEBERNSTEIN GLOBAL BOND FUND
    2014         4.24%     to     5.55%
    2013        (3.37)%    to    (2.88)%
    2012         5.71%     to     6.13%
    2011         4.19%     to     4.19%

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
    2014         2.69%     to     2.69%
    2013        23.23%     to    23.23%
    2012        13.10%     to    13.10%
    2011        (9.50)%    to    (9.50)%
    2010         5.20%     to     5.20%

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
    2014         2.63%     to     2.63%
    2013        23.15%     to    23.15%
    2012        13.11%     to    13.11%
    2011        (9.30)%    to    (9.30)%
    2010         5.91%     to     5.91%

ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND
    2014         1.07%     to     5.98%
    2013        (1.31)%    to    (0.42)%
    2012        14.50%     to    15.94%
    2011         5.05%     to     6.00%
    2010        10.20%     to    11.20%

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
    2014         7.52%     to     8.16%
    2013        32.62%     to    33.41%
    2012        16.07%     to    16.77%
    2011         4.27%     to     4.89%
    2010        11.73%     to    12.18%

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
    2014        (2.67)%    to    (1.81)%
    2013        11.89%     to    12.91%
    2012        13.97%     to    15.00%
    2011       (17.55)%    to   (16.80)%
    2010        10.99%     to    12.00%


--------------------------------------------------------------------------------
                                   SA-401

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
    2014          127,611  $  9.66   to   $ 12.14   $  1,231,559    --     to   1.25%    2.14%    to    2.95%
    2013          144,363    10.47   to     13.41      1,504,030    --     to   1.25%    4.97%    to    5.01%
    2012          145,778     8.68   to     11.52      1,241,312    --     to   1.25%    3.25%    to    3.27%
    2011          149,444     7.70   to     10.40      1,105,242    --     to   1.25%    0.31%    to    3.70%
    2010          178,313     9.77   to     13.66      1,858,593    --     to   1.25%    3.46%    to    3.53%

ALLIANCEBERNSTEIN VPS GLOBAL VALUE PORTFOLIO
    2014            9,422    11.28   to     11.66        107,997  0.35%    to   1.25%      --     to    3.22%
    2013            9,162    10.84   to     11.10        100,439  0.35%    to   1.25%    1.03%    to    1.21%
    2012           13,665     8.40   to      8.53        114,878  0.35%    to   1.25%    1.20%    to    1.33%
    2011           13,734     7.54   to      7.59        104,428  0.35%    to   1.25%    3.19%    to    3.22%
    2010           14,994     9.05   to      9.08        137,219  0.35%    to   1.25%    5.42%    to    6.21%

ALLIANCEBERNSTEIN GROWTH FUND
    2014            2,921    15.27   to     17.23         44,455  0.50%    to   1.25%      --     to      --
    2013            2,175    13.59   to     15.45         29,374  0.50%    to   1.25%      --     to      --
    2012            3,793     9.93   to     10.24         38,480  0.50%    to   1.05%      --     to      --
    2011            3,978     8.85   to      9.08         35,913  0.50%    to   1.05%      --     to      --
    2010            4,541     9.03   to     10.50         40,949  0.50%    to   1.25%      --     to      --

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND
    2014           10,559    19.81   to     20.85        211,939  0.65%    to   1.25%      --     to      --
    2013            9,458    19.52   to     20.42        187,241  0.65%    to   1.25%      --     to      --
    2012            8,693    14.28   to     14.85        126,074  0.65%    to   1.25%      --     to      --
    2011            8,586    12.61   to     13.03        108,470  0.65%    to   1.25%      --     to      --
    2010            6,920    12.32   to     12.54         84,842  0.85%    to   1.25%      --     to      --

ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
    2014           59,913    17.32   to     18.39      1,067,625  0.35%    to   1.25%    0.43%    to    0.45%
    2013           58,312    16.15   to     16.99        964,176  0.35%    to   1.25%    0.21%    to    0.22%
    2012           54,739    11.91   to     12.34        664,773  0.50%    to   1.25%    0.31%    to    0.39%
    2011           47,500    10.22   to     10.50        491,781  0.50%    to   1.25%    0.16%    to    0.21%
    2010           27,414    11.30   to     11.52        311,845  0.50%    to   1.25%    0.10%    to    0.11%

ALLIANCEBERNSTEIN VALUE FUND
    2014              717    10.62   to     11.25          7,628  0.50%    to   1.25%    2.22%    to    2.68%
    2013              468     9.64   to     10.03          4,524  0.65%    to   1.25%    1.24%    to    1.42%
    2012              266     7.19   to      7.44          1,915  0.65%    to   1.25%    2.00%    to    2.43%
    2011               99     6.34   to      6.52            629  0.65%    to   1.25%    1.39%    to    1.76%
    2010               81     6.69   to      6.84            541  0.65%    to   1.25%    1.39%    to    1.56%

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
    2014            5,100    21.02   to     21.64        107,992  0.75%    to   1.25%    3.40%    to    3.70%
    2013            4,871    20.65   to     21.41        101,560  0.50%    to   1.25%    1.65%    to    3.15%
    2012           12,335    18.46   to     19.00        228,563  0.50%    to   1.25%    2.42%    to    2.71%
    2011           11,247    16.89   to     17.25        190,264  0.50%    to   1.25%    2.58%    to    3.12%
    2010            9,937    17.59   to     17.99        175,700    --     to   1.25%    3.30%    to   10.33%

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
    2014           10,391    22.96   to     23.23        239,031  1.05%    to   1.25%    3.48%    to    3.58%
    2013            8,919    22.51   to     22.72        201,029  1.05%    to   1.25%    1.65%    to    3.07%
    2012            9,618    19.28   to     19.43        185,858  1.05%    to   1.25%    1.79%    to    1.81%
    2011           11,139    17.44   to     17.54        194,566  1.05%    to   1.25%    2.32%    to    3.28%
    2010           11,203    18.64   to     19.07        211,761    --     to   1.25%    2.76%    to    3.04%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
    2014        (9.47)%    to    (7.75)%
    2013        16.41%     to    20.55%
    2012        10.77%     to    12.79%
    2011       (23.87)%    to   (21.19)%
    2010         0.07%     to     2.10%

ALLIANCEBERNSTEIN VPS GLOBAL VALUE PORTFOLIO
    2014         4.04%     to     5.01%
    2013        28.99%     to    30.15%
    2012        11.38%     to    12.39%
    2011       (16.94)%    to   (16.19)%
    2010         7.01%     to     7.98%

ALLIANCEBERNSTEIN GROWTH FUND
    2014        11.50%     to    12.35%
    2013        31.76%     to    32.75%
    2012        12.15%     to    12.77%
    2011        (0.02)%    to     0.53%
    2010        13.53%     to    14.38%

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND
    2014         1.48%     to     2.12%
    2013        36.74%     to    37.56%
    2012        13.25%     to    13.93%
    2011         2.35%     to     2.97%
    2010        37.35%     to    37.91%

ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
    2014         7.24%     to     8.24%
    2013        35.52%     to    36.74%
    2012        16.59%     to    17.47%
    2011        (9.54)%    to    (8.86)%
    2010        24.94%     to    25.88%

ALLIANCEBERNSTEIN VALUE FUND
    2014         8.56%     to    10.17%
    2013        34.03%     to    34.84%
    2012        13.43%     to    14.11%
    2011        (5.19)%    to    (4.62)%
    2010        10.01%     to    10.67%

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
    2014         1.81%     to     2.29%
    2013        11.86%     to    12.71%
    2012         9.31%     to    10.13%
    2011        (3.97)%    to    (3.24)%
    2010        11.09%     to    12.49%

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
    2014         2.00%     to     2.24%
    2013        16.75%     to    16.98%
    2012        10.51%     to    10.73%
    2011        (6.44)%    to    (6.25)%
    2010        11.65%     to    13.05%


--------------------------------------------------------------------------------
                                   SA-402

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
    2014            9,333  $ 23.68   to   $ 23.96   $    221,803  1.05%    to   1.25%    2.94%    to   3.24%
    2013            8,919    23.11   to     23.96        207,319  0.50%    to   1.25%    2.67%    to   2.75%
    2012            7,062    19.08   to     19.63        135,340  0.50%    to   1.25%    1.05%    to   1.23%
    2011            5,617    17.04   to     17.40         95,989  0.50%    to   1.25%    1.77%    to   1.79%
    2010           11,335    18.62   to     19.05        214,669    --     to   1.25%    1.71%    to   2.71%

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
    2014            6,675    24.00   to     24.28        160,746  1.05%    to   1.25%    2.86%    to   3.49%
    2013            4,782    23.36   to     24.22        112,570  0.50%    to   1.25%    2.30%    to   2.90%
    2012            2,887    19.01   to     19.56         55,215  0.50%    to   1.25%    1.14%    to   1.35%
    2011            1,737    16.84   to     17.20         29,353  0.50%    to   1.25%    1.64%    to   2.41%
    2010            8,903    18.55   to     18.98        168,600    --     to   1.25%    1.63%    to   2.29%

ALLIANCEBERNSTEIN HIGH INCOME FUND
    2014           22,603    12.44   to     12.81        284,713  0.50%    to   1.25%    7.04%    to   7.06%
    2013           26,482    12.20   to     12.65        329,659    --     to   1.25%    7.23%    to   7.38%
    2012           14,330    11.59   to     11.86        168,681    --     to   1.25%    7.07%    to   7.30%
    2011              350     9.89   to     10.00          3,466    --     to   1.25%    0.11%    to   3.56%

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
    2014           17,381    21.99   to     22.50        384,569  0.85%    to   1.25%    3.60%    to   3.63%
    2013           18,540    21.57   to     22.36        404,471  0.50%    to   1.25%    2.22%    to   3.43%
    2012           26,404    18.90   to     19.45        502,665  0.50%    to   1.25%    2.02%    to   2.15%
    2011           21,993    17.22   to     17.59        380,722  0.50%    to   1.25%    2.43%    to   2.78%
    2010           21,632    18.17   to     18.59        396,462    --     to   1.25%    2.75%    to   4.33%

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
    2014           20,741    23.47   to     23.74        489,698  1.05%    to   1.25%    3.12%    to   3.94%
    2013           18,140    22.94   to     23.79        419,799  0.50%    to   1.25%    3.04%    to   3.21%
    2012           22,407    19.23   to     19.79        435,014  0.50%    to   1.25%    1.41%    to   1.75%
    2011           19,645    17.26   to     17.63        341,272  0.50%    to   1.25%    1.86%    to   2.23%
    2010           37,287    18.67   to     19.10        707,312    --     to   1.25%    2.17%    to   3.15%

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
    2014           10,186    23.96   to     24.53        246,247  0.85%    to   1.25%    3.49%    to   3.83%
    2013            9,662    23.31   to     24.17        227,175  0.50%    to   1.25%    2.52%    to   3.20%
    2012           11,974    19.02   to     19.57        230,431  0.50%    to   1.25%    1.01%    to   1.38%
    2011            9,269    16.94   to     17.14        158,558  0.85%    to   1.25%    1.34%    to   2.59%
    2010           13,229    18.59   to     19.02        249,160    --     to   1.25%    0.54%    to   1.67%

AMERICAN FUNDS AMCAP FUND
    2014          220,312    17.14   to     18.16      3,733,943    --     to   1.25%      --     to     --
    2013          236,347    15.34   to     16.46      3,623,928    --     to   1.25%    0.01%    to   0.01%
    2012          238,733    11.25   to     12.22      2,714,777    --     to   1.25%    0.16%    to   0.16%
    2011          218,548     9.75   to     10.72      2,152,054    --     to   1.25%      --     to   0.10%
    2010          113,996     9.57   to     10.86      1,134,724  0.50%    to   1.25%    0.19%    to   0.20%

AMERICAN FUNDS AMERICAN BALANCED FUND
    2014          491,955    15.84   to     16.44      7,631,667  0.35%    to   1.25%    1.18%    to   1.19%
    2013          481,185    14.65   to     15.34      6,976,223  0.35%    to   1.25%    0.31%    to   1.36%
    2012          498,178    11.61   to     12.80      6,033,123  0.50%    to   1.25%    1.62%    to   1.66%
    2011          512,405    10.25   to     11.39      5,474,747  0.50%    to   1.25%    1.85%    to   1.87%
    2010          446,905     9.95   to     11.14      4,754,833  0.50%    to   1.25%    1.83%    to   1.85%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
    2014         2.47%     to    2.65%
    2013        21.15%     to   22.06%
    2012        11.96%     to   12.80%
    2011        (8.48)%    to   (7.79)%
    2010        11.29%     to   12.69%

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
    2014         2.73%     to    2.92%
    2013        22.90%     to   23.82%
    2012        12.86%     to   13.71%
    2011        (9.21)%    to   (8.52)%
    2010        10.95%     to   12.35%

ALLIANCEBERNSTEIN HIGH INCOME FUND
    2014         1.95%     to    2.69%
    2013         5.30%     to    6.63%
    2012        17.13%     to   18.59%
    2011        (1.09)%    to    0.02%

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
    2014         1.93%     to    2.34%
    2013        14.12%     to   14.98%
    2012         9.76%     to   10.58%
    2011        (5.24)%    to   (4.53)%
    2010        11.51%     to   12.92%

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
    2014         2.30%     to    2.47%
    2013        19.32%     to   20.22%
    2012        11.43%     to   12.27%
    2011        (7.59)%    to   (6.89)%
    2010        11.39%     to   12.79%

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
    2014         2.80%     to    3.22%
    2013        22.55%     to   23.47%
    2012        12.26%     to   13.10%
    2011        (8.86)%    to   (8.50)%
    2010        11.17%     to   12.57%

AMERICAN FUNDS AMCAP FUND
    2014        10.34%     to   11.74%
    2013        34.68%     to   36.37%
    2012        13.95%     to   15.39%
    2011        (1.24)%    to     --
    2010        12.19%     to   13.04%

AMERICAN FUNDS AMERICAN BALANCED FUND
    2014         7.18%     to    8.10%
    2013        19.82%     to   20.90%
    2012        12.42%     to   13.26%
    2011         2.21%     to    2.98%
    2010        11.25%     to   12.08%


--------------------------------------------------------------------------------
                                   SA-403

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER FUND
    2014        1,468,194  $ 13.08   to   $ 14.53   $ 19,337,051    --     to   1.25%    4.24%    to   4.25%
    2013        1,701,330    12.32   to     13.85     21,128,855    --     to   1.25%    3.13%    to   3.19%
    2012        1,689,903    10.76   to     12.25     18,742,554    --     to   1.25%    3.85%    to   3.92%
    2011        1,624,171     9.65   to     11.13     16,316,397    --     to   1.25%    1.55%    to   3.77%
    2010        1,494,691     8.84   to     11.00     15,068,149  0.35%    to   1.25%    4.23%    to   4.23%

AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2014        1,899,245    20.09   to     46.24     29,977,679    --     to   1.25%    1.01%    to   1.41%
    2013        1,824,070    20.95   to     48.13     30,131,506    --     to   1.25%    0.53%    to   0.71%
    2012        1,653,487    17.71   to     40.45     22,855,760    --     to   1.25%    1.57%    to   1.98%
    2011        1,415,514    15.08   to     34.52     16,678,275    --     to   1.25%    1.31%    to   2.24%
    2010        1,091,084    10.88   to     17.73     15,353,309    --     to   1.25%    1.29%    to   1.91%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND
    2014        1,134,261    15.05   to     16.98     16,971,847    --     to   1.25%    1.41%    to   1.46%
    2013        1,291,658    13.87   to     15.84     18,146,141    --     to   1.25%    1.02%    to   1.08%
    2012        1,229,459    10.58   to     12.23     13,501,671    --     to   1.25%    1.34%    to   1.60%
    2011        1,096,397     9.06   to     10.61     10,418,099    --     to   1.25%    1.32%    to   1.37%
    2010          869,711     9.26   to     10.98      8,726,590    --     to   1.25%    0.51%    to   1.43%

AMERICAN FUNDS NEW PERSPECTIVE FUND
    2014          471,922    14.60   to     16.81      6,996,567    --     to   1.25%    0.24%    to   0.27%
    2013          450,716    14.20   to     16.55      6,674,426    --     to   1.25%    0.56%    to   0.59%
    2012          430,513    11.23   to     13.25      5,135,293    --     to   1.25%    0.86%    to   0.86%
    2011          406,238     9.10   to     11.15      4,036,380  0.15%    to   1.25%    0.75%    to   0.75%
    2010          329,107     9.84   to     12.26      3,598,038  0.35%    to   1.25%    0.83%    to   0.98%

AMERICAN FUNDS THE BOND FUND OF AMERICA
    2014          416,482    11.97   to     11.99      4,977,671  0.35%    to   1.25%    1.84%    to   1.85%
    2013          473,179    11.43   to     11.52      5,436,100  0.35%    to   1.25%    2.01%    to   2.03%
    2012          512,086    11.74   to     11.94      6,090,560  0.35%    to   1.25%    2.25%    to   2.27%
    2011          504,468    11.17   to     11.45      5,728,093  0.35%    to   1.25%    3.06%    to   3.07%
    2010          512,276    10.56   to     10.92      5,545,072  0.35%    to   1.25%    3.45%    to   3.46%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA
    2014        2,188,048    19.07   to     42.02     41,816,440    --     to   1.25%    0.03%    to   0.03%
    2013        2,240,236    17.73   to     42.39     39,892,293    --     to   1.25%    0.03%    to   0.03%
    2012        2,292,916    13.45   to     33.89     31,059,167    --     to   1.25%    0.51%    to   0.61%
    2011        3,425,752    11.33   to     28.33     37,929,477    --     to   1.25%    0.35%    to   0.73%
    2010        3,040,581    12.10   to     29.98     36,030,909    --     to   1.25%    0.62%    to   0.63%

AMERICAN FUNDS THE INCOME FUND OF AMERICA
    2014          952,812    13.90   to     15.49     13,371,186  0.35%    to   1.25%    3.09%    to   3.25%
    2013          936,924    12.92   to     14.52     12,402,710  0.35%    to   1.25%    3.02%    to   3.43%
    2012          912,564    11.01   to     12.49     10,363,025  0.35%    to   1.25%    3.48%    to   3.54%
    2011          847,808     9.90   to     11.33      8,717,190  0.35%    to   1.25%    3.82%    to   3.86%
    2010          590,884     9.44   to     10.91      6,005,063  0.35%    to   1.25%    4.39%    to   4.53%

AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA
    2014          602,781    14.63   to     16.10      9,028,096  0.35%    to   1.25%    1.40%    to   1.49%
    2013          656,592    13.14   to     14.59      9,034,561  0.35%    to   1.25%    1.47%    to   1.52%
    2012          690,557    10.07   to     11.20      7,291,355    --     to   1.25%    2.10%    to   2.12%
    2011          637,270     8.71   to      9.84      5,874,147  0.35%    to   1.25%    1.73%    to   1.76%
    2010          583,317     8.93   to     10.18      5,575,611  0.35%    to   1.25%    1.87%    to   2.04%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER FUND
    2014         4.93%     to     6.20%
    2013        13.08%     to    14.50%
    2012        10.04%     to    11.42%
    2011         1.19%     to     2.46%
    2010         6.95%     to     7.92%

AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2014        (4.12)%    to    (3.93)%
    2013        18.30%     to    18.99%
    2012        17.18%     to    17.41%
    2011       (14.93)%    to   (13.61)%
    2010         7.72%     to     9.39%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND
    2014         7.19%     to     8.54%
    2013        29.46%     to    31.09%
    2012        15.33%     to    16.78%
    2011        (3.43)%    to    (2.22)%
    2010        12.28%     to    13.69%

AMERICAN FUNDS NEW PERSPECTIVE FUND
    2014         1.55%     to     2.84%
    2013        24.85%     to    26.42%
    2012        18.90%     to    20.40%
    2011        (9.08)%    to    (8.07)%
    2010        10.96%     to    11.96%

AMERICAN FUNDS THE BOND FUND OF AMERICA
    2014         3.91%     to     4.89%
    2013        (3.51)%    to    (2.64)%
    2012         4.24%     to     5.18%
    2011         4.84%     to     5.78%
    2010         5.62%     to     6.57%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA
    2014        (0.87)%    to     7.56%
    2013        25.08%     to    31.77%
    2012        18.70%     to    19.63%
    2011        (6.32)%    to    (4.87)%
    2010        10.57%     to    11.33%

AMERICAN FUNDS THE INCOME FUND OF AMERICA
    2014         6.69%     to     7.61%
    2013        16.30%     to    17.35%
    2012        10.20%     to    11.19%
    2011         3.89%     to     4.83%
    2010        10.21%     to    11.21%

AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA
    2014        10.32%     to    11.32%
    2013        30.30%     to    31.48%
    2012        13.76%     to    15.19%
    2011        (3.33)%    to    (2.45)%
    2010         9.08%     to    10.07%


--------------------------------------------------------------------------------
                                   SA-404

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
AMERICAN FUNDS THE NEW ECONOMY FUND
    2014          162,533  $ 16.89   to   $ 19.24   $  2,797,537    --     to   1.25%    0.23%    to   0.37%
    2013          139,924    16.21   to     18.69      2,320,040    --     to   1.25%    0.20%    to   0.22%
    2012          103,114    11.34   to     13.24      1,213,178    --     to   1.25%    0.32%    to   0.32%
    2011          105,207     9.17   to     10.85      1,002,580    --     to   1.25%    0.12%    to   0.19%
    2010           99,387     9.74   to     11.68      1,008,162  0.35%    to   1.25%    0.49%    to   0.53%

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
    2014          305,080    14.85   to     16.46      4,695,594    --     to   1.25%    1.66%    to   1.68%
    2013          295,952    13.40   to     15.04      4,198,857    --     to   1.25%    1.98%    to   2.05%
    2012          282,500    10.19   to     11.58      3,064,560    --     to   1.25%    2.04%    to   2.08%
    2011          277,166     9.09   to     10.46      2,689,922    --     to   1.25%    2.08%    to   2.10%
    2010          240,476     8.53   to      9.93      2,243,013    --     to   1.25%    1.61%    to   2.36%

AMERICAN FUNDS AMERICAN MUTUAL FUND
    2014          315,345    15.35   to     16.99      4,923,063    --     to   1.25%    1.69%    to   1.72%
    2013          318,158    13.68   to     15.34      4,446,561    --     to   1.25%    1.77%    to   1.78%
    2012          372,401    10.73   to     12.18      4,046,968    --     to   1.25%    2.15%    to   2.31%
    2011          289,135     9.59   to     11.02      2,860,211    --     to   1.25%    0.72%    to   2.30%
    2010          153,816    10.06   to     10.68      1,509,659  0.35%    to   1.25%    1.98%    to   2.56%

AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
    2014        1,641,726    19.39   to     70.36     28,715,316    --     to   1.25%    1.93%    to   2.24%
    2013        1,556,575    18.94   to     67.87     26,843,710    --     to   1.25%    2.12%    to   2.20%
    2012        1,487,510    15.40   to     54.51     20,976,896    --     to   1.25%    2.58%    to   2.92%
    2011        1,346,694    13.13   to     45.90     16,166,375    --     to   1.25%    2.48%    to   3.58%
    2010        1,114,223    14.43   to     35.54     14,314,542    --     to   1.25%    2.65%    to   2.66%

AMERICAN FUNDS SMALLCAP WORLD FUND
    2014           65,583    12.66   to     16.16        872,190  0.50%    to   1.25%      --     to     --
    2013           63,567    12.54   to     16.12        875,676  0.50%    to   1.25%      --     to     --
    2012           54,847     9.77   to     12.66        634,093  0.50%    to   1.25%    1.21%    to   1.37%
    2011           59,164     8.08   to     10.54        546,675  0.50%    to   1.25%      --     to     --
    2010           71,623     9.51   to     12.50        754,487  0.50%    to   1.25%    1.25%    to   1.35%

ARIEL APPRECIATION FUND
    2014            7,673    19.62   to     53.64        163,291    --     to   1.25%    0.55%    to   0.82%
    2013            8,287    18.37   to     55.72        166,957    --     to   1.25%    0.88%    to   1.33%
    2012            7,460    12.72   to     41.02        104,950    --     to   1.25%    0.48%    to   0.95%
    2011            8,062    10.79   to     38.70        100,930    --     to   1.25%    0.13%    to   0.38%
    2010           11,936    11.80   to     42.39        156,423    --     to   1.25%    0.04%    to   0.13%

ARIEL FUND
    2014            9,904    17.25   to     71.82        184,048    --     to   1.25%    0.59%    to   0.65%
    2013           13,141    15.74   to     73.68        220,259    --     to   1.25%    0.13%    to   0.58%
    2012           10,686    11.02   to     51.21        125,981    --     to   1.25%    1.01%    to   1.21%
    2011            8,048     9.27   to     42.97         80,769    --     to   1.25%    0.17%    to   0.20%
    2010           12,368    10.59   to     48.57        138,494    --     to   1.25%    0.01%    to   0.02%

ARTISAN MID CAP VALUE FUND
    2014          155,017    19.66   to     42.86      5,845,353    --     to   1.25%    0.53%    to   0.70%
    2013          137,361    19.61   to     42.21      5,017,556    --     to   1.25%    0.45%    to   0.46%
    2012          129,993    14.62   to     31.09      3,413,763    --     to   1.25%    0.28%    to   0.65%
    2011          129,328    13.29   to     27.91      2,840,476    --     to   1.25%    0.68%    to   1.05%
    2010          108,837    12.64   to     20.08      2,188,480    --     to   1.25%    0.80%    to   0.95%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND
    2014         2.95%     to     4.20%
    2013        41.18%     to    42.96%
    2012        22.05%     to    23.59%
    2011        (7.11)%    to    (5.94)%
    2010        11.62%     to    12.62%

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
    2014         9.44%     to    10.83%
    2013        29.83%     to    31.46%
    2012        10.70%     to    12.09%
    2011         5.35%     to     6.68%
    2010        11.56%     to    12.96%

AMERICAN FUNDS AMERICAN MUTUAL FUND
    2014        10.76%     to    12.23%
    2013        25.92%     to    27.50%
    2012        10.51%     to    11.90%
    2011         3.15%     to     4.44%
    2010        10.43%     to    11.43%

AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
    2014         2.36%     to     3.66%
    2013        22.96%     to    24.51%
    2012        17.30%     to    18.77%
    2011        (8.98)%    to    (7.55)%
    2010         4.81%     to     6.07%

AMERICAN FUNDS SMALLCAP WORLD FUND
    2014         0.23%     to     0.95%
    2013        27.35%     to    28.31%
    2012        20.08%     to    20.98%
    2011       (15.67)%    to   (15.04)%
    2010        22.98%     to    23.90%

ARIEL APPRECIATION FUND
    2014        (3.73)%    to     6.82%
    2013        35.84%     to    44.40%
    2012         5.99%     to    17.87%
    2011        (8.70)%    to    (8.50)%
    2010        18.13%     to    19.58%

ARIEL FUND
    2014        (2.52)%    to     9.58%
    2013        42.88%     to    43.88%
    2012        18.83%     to    19.18%
    2011       (12.44)%    to   (11.53)%
    2010        24.41%     to    25.96%

ARTISAN MID CAP VALUE FUND
    2014         0.24%     to     1.53%
    2013        34.11%     to    35.80%
    2012        10.01%     to    11.39%
    2011         5.10%     to     6.42%
    2010        11.68%     to    12.95%


--------------------------------------------------------------------------------
                                   SA-405

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
AVE MARIA OPPORTUNITY FUND
    2014            6,324  $ 13.58   to   $ 14.32   $     86,688  0.15%    to   1.25%      --     to      --
    2013            5,259    14.94   to     15.59         79,157  0.15%    to   1.25%      --     to      --
    2012            1,857    11.96   to     12.03         22,332  1.05%    to   1.25%    0.11%    to    0.28%
    2011              891    11.67   to     11.71         10,416  1.05%    to   1.25%      --     to      --
    2010               13    11.66   to     11.66            150  1.25%    to   1.25%    0.10%    to    0.10%

AVE MARIA RISING DIVIDEND FUND
    2014           78,847    18.82   to     19.99      1,527,133    --     to   1.25%    1.01%    to    1.05%
    2013           77,418    17.44   to     18.30      1,385,464    --     to   1.25%    0.89%    to    1.13%
    2012           44,891    13.19   to     13.67        603,463    --     to   1.25%    1.61%    to    1.84%
    2011           49,795    11.73   to     12.00        593,844    --     to   1.25%    0.43%    to    1.63%
    2010            1,184    11.44   to     11.44         13,546  0.35%    to   0.35%    0.44%    to    0.44%

AVE MARIA GROWTH FUND
    2014           14,708    19.32   to     20.38        287,473  0.15%    to   1.25%      --     to      --
    2013           12,012    18.20   to     19.09        220,327    --     to   1.25%      --     to      --
    2012            8,346    14.01   to     14.52        117,285    --     to   1.25%      --     to      --
    2011            5,397    12.37   to     12.66         66,894    --     to   1.25%      --     to      --
    2010              814    12.46   to     12.48         10,159  1.05%    to   1.25%      --     to      --

LIFEPATH 2020 PORTFOLIO
    2014        1,443,709    14.23   to     22.12     24,527,807    --     to   1.25%    1.55%    to    1.55%
    2013        1,409,826    13.71   to     21.05     22,554,551    --     to   1.25%    1.40%    to    1.52%
    2012        1,375,538    12.66   to     19.20     20,040,261    --     to   1.25%    1.70%    to    1.85%
    2011        1,163,857    11.55   to     17.29     15,271,201    --     to   1.25%    1.96%    to   17.03%
    2010          926,374    11.12   to     15.92     11,965,477    --     to   1.25%    1.75%    to    2.12%

LIFEPATH 2030 PORTFOLIO
    2014        1,623,260    14.38   to     23.45     25,668,737    --     to   1.25%    1.61%    to    1.64%
    2013        1,508,189    13.82   to     22.27     21,957,542    --     to   1.25%    1.63%    to    1.67%
    2012        1,435,591    12.32   to     19.59     18,200,764    --     to   1.25%    1.72%    to    1.93%
    2011        1,113,127    11.03   to     17.32     12,734,908    --     to   1.25%    1.74%    to    1.95%
    2010          901,331    10.77   to     14.63     10,301,755    --     to   1.25%    1.62%    to    1.80%

LIFEPATH 2040 PORTFOLIO
    2014        1,493,595    14.39   to     24.43     22,755,247    --     to   1.25%    1.59%    to    1.61%
    2013        1,395,131    13.82   to     23.17     19,732,635    --     to   1.25%    1.69%    to    1.75%
    2012        1,264,438    11.97   to     19.81     15,311,869    --     to   1.25%    1.87%    to    2.02%
    2011        1,011,424    10.56   to     17.26     10,832,836    --     to   1.25%    1.66%    to   10.65%
    2010          775,430    10.47   to     17.78      8,620,115    --     to   1.25%    1.57%    to    1.75%

LIFEPATH RETIREMENT PORTFOLIO
    2014          353,998    14.27   to     19.73      5,617,863    --     to   1.25%    1.57%    to    1.58%
    2013          357,572    13.80   to     18.83      5,445,745    --     to   1.25%    1.28%    to    1.33%
    2012          387,441    13.15   to     17.72      5,478,537    --     to   1.25%    1.70%    to    1.80%
    2011          403,301    12.26   to     16.32      5,235,451    --     to   1.25%    2.24%    to    2.31%
    2010          357,177    11.55   to     11.71      4,466,142    --     to   1.25%    1.93%    to    2.14%

LIFEPATH 2050 PORTFOLIO
    2014          161,132    15.28   to     16.24      2,533,338    --     to   1.25%    1.42%    to    1.65%
    2013          108,588    14.68   to     15.40      1,624,097    --     to   1.25%    1.66%    to    1.87%
    2012           82,225    12.43   to     12.88      1,032,368    --     to   1.25%    1.94%    to    2.24%
    2011           24,182    10.87   to     11.13        263,697    --     to   1.25%    1.89%    to    1.98%
    2010            4,227    11.26   to     11.48         48,072    --     to   1.25%    0.88%    to    2.16%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
AVE MARIA OPPORTUNITY FUND
    2014        (9.13)%    to   (8.15)%
    2013        24.91%     to   26.29%
    2012         2.53%     to    2.74%
    2011         0.03%     to    0.23%
    2010         9.30%     to    9.30%

AVE MARIA RISING DIVIDEND FUND
    2014         7.91%     to    9.25%
    2013        32.19%     to   33.85%
    2012        12.48%     to   13.89%
    2011         3.33%     to    4.63%
    2010         5.88%     to    5.88%

AVE MARIA GROWTH FUND
    2014         6.15%     to    7.36%
    2013        29.86%     to   31.49%
    2012        13.28%     to   14.71%
    2011        (0.71)%    to    0.53%
    2010        10.04%     to   10.19%

LIFEPATH 2020 PORTFOLIO
    2014         3.77%     to    5.07%
    2013         8.31%     to    9.67%
    2012         9.62%     to   10.99%
    2011           --      to    1.47%
    2010         8.89%     to    9.19%

LIFEPATH 2030 PORTFOLIO
    2014         4.04%     to    5.31%
    2013        12.25%     to   13.66%
    2012        11.69%     to   13.09%
    2011        (2.10)%    to   (0.63)%
    2010         9.92%     to   10.15%

LIFEPATH 2040 PORTFOLIO
    2014         4.14%     to    5.42%
    2013        15.52%     to   16.98%
    2012        13.30%     to   14.73%
    2011        (3.86)%    to   (2.38)%
    2010        10.85%     to   11.01%

LIFEPATH RETIREMENT PORTFOLIO
    2014         3.43%     to    4.75%
    2013         4.94%     to    6.25%
    2012         7.26%     to    8.61%
    2011         2.31%     to    3.96%
    2010         6.94%     to    7.77%

LIFEPATH 2050 PORTFOLIO
    2014         4.09%     to    5.42%
    2013        18.05%     to   19.53%
    2012        14.36%     to   15.80%
    2011        (5.25)%    to   (3.83)%
    2010         6.19%     to   13.49%


--------------------------------------------------------------------------------
                                   SA-406

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
BLACKROCK LIFEPATH 2025 FUND
    2014           53,850  $ 12.36   to   $ 12.63   $    670,615  0.50%    to   1.25%    1.25%    to   1.43%
    2013            9,303    11.92   to     12.10        111,715  0.50%    to   1.25%    0.84%    to   1.80%
    2012              473    10.82   to     10.87          5,135  0.85%    to   1.25%    0.88%    to   1.73%

BLACKROCK LIFEPATH 2035 FUND
    2014            7,096    12.93   to     13.12         91,951  0.75%    to   1.25%    1.70%    to   1.90%
    2013            2,650    12.45   to     12.63         33,229  0.50%    to   1.25%    1.17%    to   1.86%
    2012               85    10.95   to     10.99            941  0.85%    to   1.25%    0.76%    to   0.93%

BLACKROCK LIFEPATH 2045 FUND
    2014           11,586    13.44   to     13.81        157,946  0.35%    to   1.25%    1.23%    to   1.67%
    2013            2,611    12.92   to     13.15         34,157  0.35%    to   1.25%    1.81%    to   2.59%
    2012                1    11.07   to     11.07             10  1.25%    to   1.25%    0.81%    to   0.81%

BLACKROCK LIFEPATH 2055 FUND
    2014            2,605    13.85   to     14.22         36,605  0.35%    to   1.25%    1.58%    to   1.65%
    2013            1,672    13.28   to     13.52         22,510  0.35%    to   1.25%    1.07%    to   2.61%

BARON SMALL CAP FUND
    2014          137,512    18.48   to     33.31      3,352,494    --     to   1.25%      --     to     --
    2013          114,755    18.40   to     34.79      2,740,594    --     to   1.25%      --     to     --
    2012          102,446    13.52   to     26.22      1,774,327    --     to   1.25%      --     to     --
    2011           85,980    11.61   to     22.93      1,262,766    --     to   1.25%      --     to     --
    2010           64,128    11.94   to     23.78        954,885    --     to   1.25%      --     to     --

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2014           19,022    10.53   to     10.87        203,887  0.35%    to   1.25%    1.84%    to   1.86%
    2013           27,307    10.12   to     10.35        280,553  0.35%    to   1.25%    1.84%    to   1.84%
    2012           27,202    10.52   to     10.66        288,646  0.35%    to   1.25%    1.42%    to   1.42%
    2011           24,462    10.39   to     10.44        254,989  0.35%    to   1.25%    0.80%    to   0.80%

BLACKROCK EQUITY DIVIDEND FUND
    2014          174,334    26.65   to     28.67      4,825,529    --     to   1.25%    1.52%    to   1.72%
    2013          174,391    24.75   to     26.28      4,471,029    --     to   1.25%    1.85%    to   2.01%
    2012          135,065    20.15   to     21.14      2,792,567    --     to   1.25%    2.23%    to   2.32%
    2011           76,200    18.23   to     18.89      1,412,801    --     to   1.25%    0.37%    to   2.14%
    2010           30,772    17.48   to     17.72        542,873  0.50%    to   1.25%    2.25%    to   2.96%

BLACKROCK CAPITAL APPRECIATION FUND
    2014           12,034    26.53   to     27.71        327,419  0.50%    to   1.25%      --     to     --
    2013           18,245    24.79   to     25.71        464,824  0.50%    to   1.25%      --     to     --
    2012           72,577    18.76   to     19.57      1,413,532  0.15%    to   1.25%    0.20%    to   0.27%
    2011           33,337    16.68   to     17.20        572,474  0.15%    to   1.25%      --     to     --
    2010                3    18.58   to     18.58             51  1.25%    to   1.25%      --     to     --

BLACKROCK FLEXIBLE EQUITY FUND
    2014            3,961    25.59   to     26.74        102,110  0.50%    to   1.25%    1.88%    to   2.93%
    2013            3,791    25.72   to     26.67         98,429  0.50%    to   1.25%    1.50%    to   1.53%
    2012            3,135    21.05   to     21.54         66,556  0.65%    to   1.25%    1.22%    to   1.27%
    2011            4,073    19.21   to     19.54         78,834  0.65%    to   1.25%    0.59%    to   0.92%
    2010            2,874    20.60   to     20.79         59,459  0.75%    to   1.25%    0.81%    to   2.27%

CALVERT VP SRI BALANCED PORTFOLIO
    2014           35,954    14.54   to     14.54        522,849  0.70%    to   0.70%    1.59%    to   1.59%
    2013           36,639    13.36   to     13.36        489,550  0.70%    to   0.70%    1.05%    to   1.05%
    2012           38,069    11.40   to     11.40        434,078  0.70%    to   0.70%    1.25%    to   1.25%
    2011           38,073    10.39   to     10.39        395,595  0.70%    to   0.70%    1.33%    to   1.33%
    2010           36,437    10.01   to     10.01        364,613  0.70%    to   0.70%    1.47%    to   1.47%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
BLACKROCK LIFEPATH 2025 FUND
    2014         3.66%     to    4.42%
    2013        10.14%     to   10.97%
    2012         8.24%     to    8.66%

BLACKROCK LIFEPATH 2035 FUND
    2014        (0.30)%    to    3.83%
    2013        13.65%     to   14.50%
    2012         9.52%     to    9.94%

BLACKROCK LIFEPATH 2045 FUND
    2014         4.05%     to    5.00%
    2013        16.70%     to   17.76%
    2012        10.70%     to   10.70%

BLACKROCK LIFEPATH 2055 FUND
    2014         4.27%     to    5.19%
    2013        19.21%     to   20.28%

BARON SMALL CAP FUND
    2014        (4.25)%    to    0.43%
    2013        32.68%     to   36.06%
    2012        14.35%     to   18.32%
    2011        (2.81)%    to   (1.58)%
    2010        21.94%     to   23.47%

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2014         4.07%     to    5.01%
    2013        (3.76)%    to   (2.89)%
    2012         1.19%     to    2.11%
    2011         3.94%     to    4.41%

BLACKROCK EQUITY DIVIDEND FUND
    2014         7.69%     to    9.08%
    2013        22.80%     to   24.35%
    2012        10.53%     to   11.92%
    2011         4.29%     to    5.60%
    2010        11.52%     to   12.35%

BLACKROCK CAPITAL APPRECIATION FUND
    2014         7.02%     to    7.80%
    2013        32.14%     to   33.13%
    2012        12.51%     to   13.76%
    2011       (10.26)%    to   (9.27)%
    2010        17.82%     to   17.82%

BLACKROCK FLEXIBLE EQUITY FUND
    2014        (0.49)%    to    0.25%
    2013        22.20%     to   23.12%
    2012         9.56%     to   10.22%
    2011        (6.74)%    to   (6.18)%
    2010        19.10%     to   19.69%

CALVERT VP SRI BALANCED PORTFOLIO
    2014         8.85%     to    8.85%
    2013        17.18%     to   17.18%
    2012         9.74%     to    9.74%
    2011         3.84%     to    3.84%
    2010        11.32%     to   11.32%


--------------------------------------------------------------------------------
                                   SA-407

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
CALVERT EQUITY PORTFOLIO
    2014          278,683  $ 17.82   to   $ 48.41   $  5,629,210    --     to   1.25%    0.04%    to   0.05%
    2013          267,616    16.25   to     48.01      4,919,951    --     to   1.25%    0.12%    to   0.13%
    2012          287,763    12.61   to     38.44      4,058,581    --     to   1.25%    0.02%    to   0.05%
    2011          254,367    11.06   to     33.33      3,018,997    --     to   1.25%      --     to     --
    2010          201,439    11.45   to     35.79      2,422,847    --     to   1.25%      --     to     --

CALVERT BOND PORTFOLIO
    2014          169,464    13.09   to     13.81      2,261,528    --     to   1.25%    2.39%    to   2.42%
    2013          166,858    12.49   to     13.02      2,107,488    --     to   1.25%    2.19%    to   2.19%
    2012          176,996    12.99   to     13.07      2,309,668    --     to   1.25%    2.25%    to   2.43%
    2011          149,457    12.18   to     12.21      1,820,395  0.35%    to   1.25%    2.80%    to   2.82%
    2010          125,142    11.58   to     11.71      1,460,811  0.35%    to   1.25%    2.47%    to   2.49%

CALVERT INCOME FUND
    2014           68,464    11.77   to     12.37        821,880  0.50%    to   1.25%    2.82%    to   2.91%
    2013           74,676    11.36   to     11.85        863,288  0.50%    to   1.25%    2.68%    to   2.88%
    2012           77,771    11.59   to     12.00        911,409  0.50%    to   1.25%    3.12%    to   3.23%
    2011           99,830    10.80   to     11.11      1,091,056  0.50%    to   1.25%    3.33%    to   3.40%
    2010           83,070    10.66   to     10.88        891,878  0.50%    to   1.25%    3.34%    to   3.36%

COLUMBIA CONTRARIAN CORE FUND
    2014           27,144    33.02   to     34.49        926,192  0.50%    to   1.25%    0.47%    to   0.65%
    2013           27,178    29.67   to     31.52        831,753    --     to   1.25%    0.70%    to   0.72%
    2012           24,330    22.19   to     23.28        550,941    --     to   1.25%    0.50%    to   1.27%
    2011           20,759    18.99   to     19.67        401,141    --     to   1.25%    0.53%    to   0.63%
    2010            7,059    19.46   to     19.64        138,604  0.75%    to   1.25%    0.28%    to   0.42%

COLUMBIA MARSICO 21ST CENTURY FUND
    2014            3,570    28.34   to     28.34        101,180  1.25%    to   1.25%      --     to     --
    2013            2,901    26.38   to     26.38         76,548  1.25%    to   1.25%      --     to     --
    2012            3,918    18.80   to     18.80         73,673  1.25%    to   1.25%    0.03%    to   0.03%
    2011            1,922    17.03   to     17.03         32,731  1.25%    to   1.25%      --     to     --
    2010              405    19.68   to     19.68          7,970  1.25%    to   1.25%      --     to     --

COLUMBIA SMALL CAP VALUE I FUND
    2014            3,382    30.32   to     31.67        105,073  0.50%    to   1.25%    0.37%    to   0.37%
    2013            3,134    29.85   to     30.95         95,393  0.50%    to   1.25%    0.60%    to   0.62%
    2012            3,007    22.58   to     23.01         68,582  0.75%    to   1.25%    0.54%    to   0.61%
    2011            3,286    20.58   to     20.87         68,216  0.75%    to   1.25%    0.40%    to   0.41%
    2010            3,026    22.22   to     22.43         67,626  0.75%    to   1.25%    1.25%    to   2.93%

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
    2014              880    12.08   to     12.72         10,977  0.65%    to   1.25%    0.20%    to   0.20%
    2013              957    12.85   to     13.45         12,673  0.65%    to   1.25%    1.33%    to   1.36%
    2012            1,145    10.83   to     11.27         12,753  0.65%    to   1.25%      --     to     --
    2011            2,291     9.31   to      9.62         20,837  0.65%    to   1.25%      --     to     --
    2010            2,242    11.21   to     11.42         25,308  0.85%    to   1.25%    1.62%    to   1.63%

COLUMBIA MID CAP VALUE FUND
    2014           73,391    13.69   to     14.50      1,027,414  0.50%    to   1.25%    0.33%    to   0.43%
    2013           78,712    12.38   to     13.01        990,468  0.50%    to   1.25%    0.39%    to   0.40%
    2012           96,134     9.28   to      9.67        907,065  0.50%    to   1.25%    0.75%    to   0.76%
    2011           78,679     8.06   to      8.35        644,478  0.50%    to   1.25%    0.47%    to   0.66%
    2010           81,099     8.53   to      8.76        697,234  0.50%    to   1.25%    1.25%    to   1.27%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
CALVERT EQUITY PORTFOLIO
    2014         0.83%     to     9.65%
    2013        24.90%     to    28.80%
    2012        14.08%     to    15.33%
    2011        (6.87)%    to    (3.45)%
    2010        15.77%     to    17.23%

CALVERT BOND PORTFOLIO
    2014         4.79%     to     6.08%
    2013        (3.82)%    to    (2.61)%
    2012         6.33%     to     7.29%
    2011         4.29%     to     5.23%
    2010         4.85%     to     5.80%

CALVERT INCOME FUND
    2014         3.59%     to     4.40%
    2013        (1.98)%    to    (1.24)%
    2012         7.28%     to     8.08%
    2011         1.36%     to     2.12%
    2010         5.12%     to     5.91%

COLUMBIA CONTRARIAN CORE FUND
    2014        11.27%     to    12.08%
    2013        33.73%     to    35.41%
    2012        16.86%     to    18.33%
    2011        (2.41)%    to    (1.19)%
    2010        14.47%     to    15.04%

COLUMBIA MARSICO 21ST CENTURY FUND
    2014         7.44%     to     7.44%
    2013        40.31%     to    40.31%
    2012        10.39%     to    10.39%
    2011       (13.45)%    to   (13.45)%
    2010        15.50%     to    15.50%

COLUMBIA SMALL CAP VALUE I FUND
    2014         1.56%     to     2.33%
    2013        32.20%     to    33.20%
    2012         9.73%     to    10.28%
    2011        (7.40)%    to    (6.94)%
    2010        24.16%     to    24.78%

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
    2014        (5.97)%    to    (5.43)%
    2013        18.65%     to    19.36%
    2012        16.38%     to    17.08%
    2011       (16.98)%    to   (16.48)%
    2010        12.33%     to    12.78%

COLUMBIA MID CAP VALUE FUND
    2014        10.61%     to    11.44%
    2013        33.48%     to    34.48%
    2012        15.04%     to    15.91%
    2011        (5.47)%    to    (4.76)%
    2010        21.41%     to    22.32%


--------------------------------------------------------------------------------
                                   SA-408

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
COLUMBIA ACORN FUND
    2014           92,803  $ 30.98   to   $ 33.32   $  3,029,477    --     to   1.25%      --     to     --
    2013           90,880    31.20   to     33.14      2,953,768    --     to   1.25%    0.10%    to   0.12%
    2012           83,576    24.20   to     25.39      2,092,546    --     to   1.25%    0.23%    to   0.25%
    2011           55,103    20.84   to     21.58      1,175,371    --     to   1.25%    0.05%    to   0.06%
    2010           45,249    22.19   to     22.70      1,020,890    --     to   1.25%    0.07%    to   0.07%

COLUMBIA MARSICO GROWTH VS FUND
    2014           34,563    14.15   to     17.02        579,481  0.35%    to   1.25%      --     to     --
    2013           51,846    13.02   to     15.80        780,250  0.35%    to   1.25%      --     to     --
    2012           56,822     9.64   to     11.81        635,882  0.35%    to   1.25%    0.24%    to   0.29%
    2011           55,899     8.62   to     10.65        552,489  0.35%    to   1.25%      --     to     --
    2010           41,425     8.80   to     10.98        423,520  0.35%    to   1.25%      --     to     --

CRM MID CAP VALUE FUND
    2014            8,987    17.95   to     19.57        175,399  0.35%    to   1.25%    0.30%    to   0.51%
    2013           11,558    17.19   to     18.57        212,830  0.35%    to   1.25%    0.47%    to   0.50%
    2012           13,516    13.08   to     14.00        187,450  0.35%    to   1.25%    0.87%    to   1.07%
    2011           14,220    11.26   to     11.95        168,015  0.35%    to   1.25%    0.48%    to   0.51%
    2010           16,210    12.27   to     12.91        207,440  0.35%    to   1.25%    0.35%    to   0.36%

COLUMBIA SMALL CAP CORE FUND
    2014            9,029    17.67   to     18.32        162,616  0.50%    to   1.25%    0.08%    to   0.09%
    2013            6,887    17.97   to     18.49        125,683  0.50%    to   1.25%      --     to   0.07%
    2012           21,756    13.40   to     13.88        297,135    --     to   1.25%    0.29%    to   0.58%
    2011           23,314    12.00   to     12.28        283,597    --     to   1.25%      --     to     --
    2010           19,428    12.54   to     12.62        245,159  0.50%    to   1.25%      --     to     --

CALAMOS GLOBAL EQUITY FUND+
    2014                1    12.94   to     12.94              7  0.50%    to   0.50%      --     to     --

CALAMOS INTERNATIONAL GROWTH FUND
    2014              217    10.15   to     10.15          2,205  1.25%    to   1.25%      --     to     --
    2013               52    10.98   to     10.98            567  1.25%    to   1.25%    0.66%    to   0.66%

DAVIS FINANCIAL FUND
    2014           11,265    12.23   to     14.49        154,164  0.50%    to   1.25%      --     to   0.69%
    2013           11,596    10.88   to     12.98        140,252  0.50%    to   1.25%    0.52%    to   0.56%
    2012           11,185     8.32   to     10.00        104,792  0.50%    to   1.25%    0.97%    to   1.41%
    2011            8,523     7.08   to      8.57         70,664  0.50%    to   1.25%    1.50%    to   1.87%
    2010            6,273     7.82   to      9.54         57,150  0.50%    to   1.25%    0.75%    to   0.79%

DAVIS NEW YORK VENTURE FUND
    2014          343,421    19.33   to     56.09      6,730,535    --     to   1.25%    0.43%    to   0.44%
    2013          396,198    18.37   to     52.65      7,264,302    --     to   1.25%    0.51%    to   0.52%
    2012          400,399    13.82   to     39.12      5,536,362    --     to   1.25%    1.36%    to   1.76%
    2011          421,623    12.41   to     34.71      5,177,625    --     to   1.25%    0.57%    to   0.61%
    2010          416,853    13.20   to     36.45      5,183,677    --     to   1.25%    0.13%    to   1.17%

DAVIS OPPORTUNITY FUND
    2014           11,055    13.47   to     14.86        154,354  0.50%    to   1.25%    0.07%    to   0.07%
    2013           13,886    12.62   to     14.02        187,380  0.50%    to   1.25%    0.12%    to   0.22%
    2012           12,429     8.93   to     10.00        123,502  0.50%    to   1.25%    0.69%    to   1.48%
    2011           13,568     8.00   to      9.02        119,263  0.50%    to   1.25%    1.55%    to   3.04%
    2010           25,990     8.34   to      9.48        246,989  0.50%    to   1.25%    1.59%    to   1.64%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
COLUMBIA ACORN FUND
    2014        (0.71)%    to    0.53%
    2013        28.90%     to   30.53%
    2012        16.16%     to   17.62%
    2011        (6.09)%    to   (4.91)%
    2010        24.05%     to   25.61%

COLUMBIA MARSICO GROWTH VS FUND
    2014         7.72%     to    8.69%
    2013        33.83%     to   35.04%
    2012        10.90%     to   11.90%
    2011        (2.99)%    to   (2.11)%
    2010        17.95%     to   19.02%

CRM MID CAP VALUE FUND
    2014         4.41%     to    5.37%
    2013        31.44%     to   32.63%
    2012        16.15%     to   17.20%
    2011        (8.28)%    to   (7.45)%
    2010        17.10%     to   18.16%

COLUMBIA SMALL CAP CORE FUND
    2014        (1.70)%    to   (0.92)%
    2013        34.13%     to   35.14%
    2012        11.63%     to   13.03%
    2011        (4.30)%    to   (3.09)%
    2010         9.05%     to    9.59%

CALAMOS GLOBAL EQUITY FUND+
    2014         5.52%     to    5.52%

CALAMOS INTERNATIONAL GROWTH FUND
    2014        (7.56)%    to   (7.56)%
    2013         9.78%     to    9.78%

DAVIS FINANCIAL FUND
    2014        11.64%     to   12.45%
    2013        29.82%     to   30.80%
    2012        16.68%     to   17.56%
    2011       (10.16)%    to   (9.48)%
    2010         9.87%     to   10.69%

DAVIS NEW YORK VENTURE FUND
    2014         5.20%     to    6.54%
    2013        32.89%     to   34.56%
    2012        11.33%     to   12.73%
    2011        (5.97)%    to   (4.78)%
    2010        10.72%     to   12.11%

DAVIS OPPORTUNITY FUND
    2014         6.00%     to    6.77%
    2013        40.27%     to   41.32%
    2012        10.78%     to   11.62%
    2011        (4.83)%    to   (4.11)%
    2010        12.51%     to   13.36%


--------------------------------------------------------------------------------
                                   SA-409

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
DELAWARE DIVERSIFIED INCOME FUND
    2014           13,734  $ 10.64   to   $ 10.88   $    147,515  0.50%    to   1.25%    3.72%    to   3.74%
    2013           12,061    10.25   to     10.40        124,301  0.50%    to   1.25%    2.24%    to   3.71%
    2012              774    10.52   to     10.57          8,150  0.85%    to   1.25%    0.04%    to   0.12%

DELAWARE EXTENDED DURATION BOND FUND
    2014               77    12.44   to     12.59            968  0.85%    to   1.25%    4.20%    to   4.23%
    2013               24    10.96   to     10.96            267  0.85%    to   0.85%    4.62%    to   4.62%
    2012                6    11.51   to     11.51             68  0.85%    to   0.85%    1.26%    to   1.26%

DREYFUS BOND MARKET INDEX FUND
    2014          533,797    12.10   to     13.15      6,774,152    --     to   1.25%    2.32%    to   2.32%
    2013          529,424    11.60   to     12.45      6,393,667    --     to   1.25%    2.57%    to   2.57%
    2012          452,028    12.06   to     12.78      5,629,074    --     to   1.25%    2.93%    to   2.94%
    2011          327,784    11.78   to     12.33      3,948,792    --     to   1.25%    0.26%    to   3.24%
    2010          230,962    11.10   to     11.37      2,604,776  0.35%    to   1.25%    2.61%    to   3.42%

DREYFUS VIF APPRECIATION PORTFOLIO
    2014            1,279    16.92   to     16.92         21,652  0.70%    to   0.70%    1.88%    to   1.88%
    2013            1,117    15.77   to     15.77         17,617  0.70%    to   0.70%    1.02%    to   1.02%
    2012            6,090    13.11   to     13.11         79,848  0.70%    to   0.70%    4.17%    to   4.17%
    2011              778    11.96   to     11.96          9,297  0.70%    to   0.70%    0.23%    to   0.23%
    2010               42    11.04   to     11.04            460  0.70%    to   0.70%      --     to     --

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2014           37,133    12.50   to     12.50        464,158    --     to   0.00%    3.38%    to   3.38%
    2013           20,966    13.29   to     13.29        278,544    --     to     --     3.09%    to   3.09%
    2012           10,595    10.97   to     10.97        116,212    --     to     --     3.18%    to   3.18%
    2011            6,917     9.32   to      9.32         64,439    --     to     --     4.39%    to   4.39%
    2010            2,090    10.65   to     10.65         22,250    --     to     --     3.70%    to   3.70%

DREYFUS MIDCAP INDEX FUND
    2014          313,492    20.13   to     63.39      7,376,320    --     to   1.25%    1.14%    to   1.15%
    2013          249,919    18.64   to     57.96      5,413,209    --     to   1.25%    0.91%    to   1.20%
    2012          212,945    14.20   to     43.63      3,303,917    --     to   1.25%    1.29%    to   1.55%
    2011          174,455    12.27   to     37.22      2,156,707    --     to   1.25%    0.77%    to   0.80%
    2010           89,611    12.71   to     27.88      1,137,042    --     to   1.25%    0.90%    to   0.91%

DREYFUS SMALLCAP STOCK INDEX FUND
    2014          176,902    19.59   to     47.10      3,865,349    --     to   1.25%    0.76%    to   0.97%
    2013          141,865    18.82   to     44.69      3,132,831    --     to   1.25%    0.83%    to   1.02%
    2012          105,794    13.54   to     31.75      1,614,945    --     to   1.25%    1.58%    to   1.69%
    2011           90,075    11.82   to     27.36      1,127,638    --     to   1.25%    0.60%    to   0.67%
    2010           61,276    11.87   to     20.42        764,469    --     to   1.25%    0.86%    to   1.12%

DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2014              234    17.03   to     17.03          3,992  0.70%    to   0.70%    0.80%    to   0.80%
    2013              215    15.58   to     15.58          3,351  0.70%    to   0.70%    0.92%    to   0.92%
    2012              192    11.47   to     11.47          2,198  0.70%    to   0.70%    1.50%    to   1.50%
    2011              166     9.78   to      9.78          1,620  0.70%    to   0.70%    1.30%    to   1.30%
    2010              142    10.14   to     10.14          1,438  0.70%    to   0.70%    1.20%    to   1.20%

DREYFUS VIF QUALITY BOND PORTFOLIO
    2014            6,343    13.97   to     13.97         88,628  0.70%    to   0.70%    2.01%    to   2.01%
    2013            4,515    13.43   to     13.43         60,626  0.70%    to   0.70%    2.85%    to   2.85%
    2012           23,085    13.73   to     13.73        317,016  0.70%    to   0.70%    3.06%    to   3.06%
    2011           39,483    12.92   to     12.92        510,300  0.70%    to   0.70%    3.36%    to   3.36%
    2010           15,861    12.16   to     12.16        192,873  0.70%    to   0.70%    3.79%    to   3.79%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
DELAWARE DIVERSIFIED INCOME FUND
    2014         3.82%     to     4.63%
    2013        (2.60)%    to    (1.87)%
    2012         5.25%     to     5.65%

DELAWARE EXTENDED DURATION BOND FUND
    2014         8.97%     to    14.90%
    2013        (4.82)%    to    (4.82)%
    2012        15.12%     to    15.12%

DREYFUS BOND MARKET INDEX FUND
    2014         4.27%     to     5.59%
    2013        (3.80)%    to    (2.59)%
    2012         2.41%     to     3.70%
    2011         6.10%     to     7.43%
    2010         4.68%     to     5.63%

DREYFUS VIF APPRECIATION PORTFOLIO
    2014         7.32%     to     7.32%
    2013        20.26%     to    20.26%
    2012         9.66%     to     9.66%
    2011         8.25%     to     8.25%
    2010        14.51%     to    14.51%

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2014        (5.95)%    to    (5.95)%
    2013        21.12%     to    21.12%
    2012        17.74%     to    17.74%
    2011       (12.51)%    to   (12.51)%
    2010         7.31%     to     7.31%

DREYFUS MIDCAP INDEX FUND
    2014         8.00%     to     9.38%
    2013        31.22%     to    32.86%
    2012        15.75%     to    17.20%
    2011        (3.42)%    to    (2.20)%
    2010        23.36%     to    24.46%

DREYFUS SMALLCAP STOCK INDEX FUND
    2014         4.11%     to     5.40%
    2013        39.01%     to    40.76%
    2012        14.58%     to    16.02%
    2011        (0.43)%    to     0.82%
    2010        22.79%     to    24.48%

DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2014         9.32%     to     9.32%
    2013        35.83%     to    35.83%
    2012        17.25%     to    17.25%
    2011        (3.47)%    to    (3.47)%
    2010        17.78%     to    17.78%

DREYFUS VIF QUALITY BOND PORTFOLIO
    2014         4.03%     to     4.03%
    2013        (2.23)%    to    (2.23)%
    2012         6.25%     to     6.25%
    2011         6.28%     to     6.28%
    2010         7.62%     to     7.62%


--------------------------------------------------------------------------------
                                   SA-410

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    2014              623  $ 18.57   to   $ 18.57   $     11,567  0.70%    to   0.70%    1.03%    to   1.03%
    2013              623    16.48   to     16.48         10,266  0.70%    to   0.70%      --     to     --

DREYFUS S&P 500 INDEX FUND
    2014          783,928    15.37   to     16.71     12,632,432    --     to   1.25%    1.81%    to   1.88%
    2013          647,412    13.76   to     14.77      9,259,266    --     to   1.25%    1.58%    to   1.91%
    2012          549,672    10.57   to     11.21      5,993,633    --     to   1.25%    2.06%    to   2.39%
    2011          427,026     9.27   to      9.71      4,050,119    --     to   1.25%    1.67%    to   1.89%
    2010          282,431     9.24   to      9.46      2,647,912  0.35%    to   1.25%    1.49%    to   1.98%

DREYFUS INTERMEDIATE TERM INCOME FUND
    2014          144,784    10.23   to     12.97      1,548,460  0.35%    to   1.25%    1.73%    to   2.01%
    2013          116,160    12.53   to     13.07      1,502,237  0.50%    to   1.25%    2.35%    to   2.37%
    2012          236,733    12.86   to     13.31      3,119,414  0.50%    to   1.25%    2.33%    to   2.33%
    2011          156,657    12.14   to     12.48      1,932,013  0.50%    to   1.25%    2.85%    to   2.88%
    2010          132,866    11.46   to     11.69      1,542,086  0.50%    to   1.25%    3.75%    to   3.78%

EATON VANCE LARGE-CAP VALUE FUND
    2014          783,527    13.39   to     15.57     10,596,472    --     to   1.25%    1.27%    to   1.28%
    2013          793,124    12.07   to     14.21      9,698,245    --     to   1.25%    1.19%    to   1.19%
    2012          830,918     9.33   to     11.13      7,884,453    --     to   1.25%    1.71%    to   1.74%
    2011          863,220     8.06   to      9.73      7,062,052    --     to   1.25%    1.54%    to   1.62%
    2010          726,068     8.44   to     10.31      6,262,392    --     to   1.25%    1.12%    to   1.16%

EATON VANCE DIVIDEND BUILDER FUND
    2014           94,580    12.24   to     17.12      1,290,393  0.35%    to   1.25%    1.38%    to   1.41%
    2013          105,644    10.99   to     15.51      1,347,189  0.35%    to   1.25%    1.47%    to   1.48%
    2012          116,428     8.79   to     12.53      1,176,253  0.35%    to   1.25%    2.23%    to   2.35%
    2011          102,251     7.78   to     11.18        923,423  0.35%    to   1.25%    3.62%    to   3.63%
    2010           85,853     7.72   to     11.19        765,852  0.35%    to   1.25%    3.81%    to   3.83%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2014           24,049    25.89   to     26.68        629,511  0.35%    to   1.25%      --     to     --
    2013           19,581    20.39   to     21.21        408,618  0.35%    to   1.25%    0.56%    to   0.71%
    2012           23,768    13.12   to     14.86        325,163  0.50%    to   1.25%    2.50%    to   2.52%
    2011           19,169    11.42   to     13.03        225,374  0.50%    to   1.25%      --     to     --
    2010           14,816    10.96   to     12.59        170,288  0.50%    to   1.25%      --     to     --

EATON VANCE INCOME FUND OF BOSTON
    2014          142,142    15.50   to     16.17      2,219,981  0.50%    to   1.25%    5.83%    to   5.85%
    2013          140,187    15.19   to     15.96      2,155,873  0.50%    to   1.25%    6.04%    to   6.04%
    2012          137,115    14.23   to     15.06      2,002,627  0.50%    to   1.25%    6.73%    to   6.77%
    2011           97,748    12.60   to     13.45      1,271,138  0.50%    to   1.25%    7.57%    to   7.58%
    2010           78,560    12.11   to     13.02        981,828  0.50%    to   1.25%    8.66%    to   8.67%

EATON VANCE BALANCED FUND
    2014              164    21.70   to     21.70          3,562  1.25%    to   1.25%    1.26%    to   1.26%
    2013               17    20.04   to     20.04            349  1.25%    to   1.25%    0.44%    to   0.44%
    2012            1,315    17.10   to     17.10         22,495  0.75%    to   0.75%    1.76%    to   1.76%
    2011            1,326    15.24   to     15.45         20,482  0.75%    to   1.25%    0.41%    to   1.72%
    2010            1,299    15.37   to     15.37         19,966  0.75%    to   0.75%    1.25%    to   1.25%

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2014           23,593    15.22   to     15.56        363,779  0.50%    to   1.25%      --     to     --
    2013           12,398    14.69   to     14.91        183,786  0.50%    to   1.25%      --     to     --
    2012              985    10.96   to     11.00         10,803  0.85%    to   1.25%      --     to     --


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    2014        12.69%     to   12.69%
    2013        33.41%     to   33.41%

DREYFUS S&P 500 INDEX FUND
    2014        11.72%     to   13.13%
    2013        30.12%     to   31.76%
    2012        14.02%     to   15.45%
    2011         0.39%     to    1.65%
    2010        13.14%     to   14.16%

DREYFUS INTERMEDIATE TERM INCOME FUND
    2014         0.99%     to    3.48%
    2013        (2.53)%    to   (1.80)%
    2012         5.87%     to    6.66%
    2011         5.98%     to    6.77%
    2010         7.69%     to    8.50%

EATON VANCE LARGE-CAP VALUE FUND
    2014         9.59%     to   10.95%
    2013        27.74%     to   29.34%
    2012        14.33%     to   15.77%
    2011        (5.67)%    to   (4.48)%
    2010         8.68%     to   10.05%

EATON VANCE DIVIDEND BUILDER FUND
    2014        10.37%     to   11.34%
    2013        23.85%     to   24.97%
    2012        12.09%     to   13.10%
    2011        (0.13)%    to    0.77%
    2010         7.66%     to    8.64%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2014        25.80%     to   26.97%
    2013        42.76%     to   44.05%
    2012        14.05%     to   14.91%
    2011         3.45%     to    4.23%
    2010         9.75%     to   10.58%

EATON VANCE INCOME FUND OF BOSTON
    2014         1.29%     to    2.03%
    2013         5.97%     to    6.77%
    2012        12.03%     to   12.87%
    2011         3.26%     to    4.04%
    2010        13.51%     to   14.37%

EATON VANCE BALANCED FUND
    2014         8.28%     to    8.28%
    2013        19.46%     to   19.46%
    2012        10.67%     to   10.67%
    2011         0.06%     to    0.56%
    2010         8.11%     to    8.11%

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2014         3.62%     to    4.39%
    2013        34.04%     to   35.05%
    2012         9.62%     to   10.04%


--------------------------------------------------------------------------------
                                   SA-411

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
    2014           17,853  $ 13.02   to   $ 13.95   $    240,470  0.35%    to   1.25%    1.44%    to   2.99%
    2013           18,447    13.01   to     14.07        240,985  0.35%    to   1.25%    1.33%    to   1.80%
    2012           16,477    11.46   to     12.80        204,055  0.50%    to   1.25%    2.63%    to   3.23%
    2011           12,228    10.43   to     11.74        137,031  0.50%    to   1.25%    2.01%    to   2.44%
    2010            8,469    10.36   to     11.75         93,967  0.50%    to   1.25%    0.85%    to   1.63%

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
    2014          103,448    20.24   to     21.77      2,128,542    --     to   1.25%    0.66%    to   0.73%
    2013          101,438    21.62   to     22.96      2,228,327    --     to   1.25%      --     to     --
    2012           79,358    22.48   to     23.57      1,806,264    --     to   1.25%    0.35%    to   0.46%
    2011           44,415    20.23   to     20.96        905,639    --     to   1.25%    0.51%    to   0.98%
    2010           18,947    23.87   to     24.19        454,636  0.50%    to   1.25%    0.02%    to   0.08%

WELLS FARGO ADVANTAGE UTILITY & TELECOMMUNICATIONS FUND
    2014              835    23.47   to     24.51         19,657  0.50%    to   1.25%    0.92%    to   1.55%
    2013            2,344    20.44   to     21.04         48,343  0.65%    to   1.25%    2.35%    to   2.41%
    2012            1,911    17.51   to     17.78         33,627  0.85%    to   1.25%    2.53%    to   2.55%
    2011            1,663    16.27   to     16.46         27,172  0.85%    to   1.25%    2.23%    to   2.27%
    2010            1,318    14.18   to     14.28         18,749  0.85%    to   1.25%    2.45%    to   4.04%

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
    2014          228,958    19.48   to     24.86      4,754,024    --     to   1.25%      --     to     --
    2013          364,616    17.20   to     22.22      6,595,615    --     to   1.25%    0.03%    to   0.03%
    2012          338,999    12.76   to     16.69      4,519,976    --     to   1.25%    0.71%    to   0.78%
    2011          250,403    10.80   to     14.31      2,827,478    --     to   1.25%      --     to     --
    2010          237,198    10.91   to     14.64      2,705,446    --     to   1.25%      --     to     --

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2014           93,971    13.45   to     17.41      1,365,860  0.35%    to   1.25%      --     to     --
    2013           89,255    12.34   to     16.12      1,200,253  0.35%    to   1.25%      --     to     --
    2012          104,192     9.09   to     11.98      1,071,775  0.35%    to   1.25%    0.21%    to   0.32%
    2011           98,630     7.85   to     10.44        882,642  0.35%    to   1.25%      --     to     --
    2010           91,684     8.54   to     11.46        898,717  0.35%    to   1.25%    0.25%    to   0.40%

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2014           17,349    13.81   to     14.79        249,090  0.35%    to   1.25%      --     to     --
    2013           19,007    14.02   to     14.88        273,118  0.35%    to   1.25%      --     to     --
    2012           16,408    10.58   to     11.04        176,716  0.50%    to   1.25%      --     to     --
    2011           15,186     9.53   to      9.87        146,725  0.50%    to   1.25%      --     to     --
    2010           11,560     9.94   to     10.21        115,907  0.50%    to   1.25%      --     to     --

NUVEEN MID CAP INDEX FUND
    2014          173,777    19.30   to     20.51      3,423,024    --     to   1.25%    0.87%    to   0.98%
    2013          153,658    17.93   to     18.81      2,796,247    --     to   1.25%    0.73%    to   0.83%
    2012          130,367    13.69   to     14.19      1,804,895    --     to   1.25%    0.72%    to   0.79%
    2011           62,319    11.83   to     11.99        741,594  0.50%    to   1.25%    0.30%    to   0.43%
    2010           33,685    12.28   to     12.30        413,839  0.75%    to   0.85%    0.66%    to   0.69%

NUVEEN SMALL CAP INDEX FUND
    2014            3,174    14.57   to     15.30         47,838    --     to   1.25%    0.86%    to   1.05%
    2013            4,462    14.15   to     14.67         64,733    --     to   1.25%    0.55%    to   0.65%
    2012            8,442    10.38   to     10.63         89,194    --     to   1.25%    0.77%    to   2.82%
    2011               18     9.08   to      9.08            167  1.25%    to   1.25%    0.52%    to   0.52%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
    2014        (0.85)%    to     0.06%
    2013         9.95%     to    10.95%
    2012         8.98%     to     9.80%
    2011        (0.08)%    to     0.67%
    2010         5.86%     to     6.66%

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
    2014        (6.39)%    to    (5.20)%
    2013        (3.80)%    to    (2.59)%
    2012        11.09%     to    12.49%
    2011       (15.23)%    to   (14.16)%
    2010        20.69%     to    21.60%

WELLS FARGO ADVANTAGE UTILITY & TELECOMMUNICATIONS FUND
    2014         4.31%     to    14.81%
    2013        16.77%     to    17.48%
    2012         7.58%     to     8.01%
    2011        14.76%     to    15.22%
    2010         1.77%     to     2.18%

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
    2014        11.88%     to    13.28%
    2013        33.13%     to    34.81%
    2012        16.65%     to    18.11%
    2011        (2.26)%    to    (1.03)%
    2010        12.07%     to    13.48%

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2014         8.01%     to     8.98%
    2013        34.52%     to    35.73%
    2012        14.80%     to    15.84%
    2011        (8.89)%    to    (8.07)%
    2010        17.84%     to    18.90%

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2014        (1.51)%    to    (0.59)%
    2013        32.51%     to    33.71%
    2012        11.03%     to    11.87%
    2011        (4.11)%    to    (3.39)%
    2010        24.07%     to    25.01%

NUVEEN MID CAP INDEX FUND
    2014         7.66%     to     9.03%
    2013        30.91%     to    32.55%
    2012        15.80%     to    17.26%
    2011        (3.41)%    to    (2.69)%
    2010         8.52%     to     8.59%

NUVEEN SMALL CAP INDEX FUND
    2014         2.99%     to     4.29%
    2013        36.31%     to    38.02%
    2012        14.30%     to    15.74%
    2011        (9.19)%    to    (9.19)%


--------------------------------------------------------------------------------
                                   SA-412

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
NUVEEN EQUITY INDEX FUND
    2014           47,289  $ 18.88   to   $ 20.06   $    909,857    --     to   1.25%    1.45%    to   1.60%
    2013           40,400    16.91   to     17.75        693,517    --     to   1.25%    0.91%    to   1.58%
    2012           32,494    13.03   to     13.50        427,703    --     to   1.25%    1.38%    to   1.79%
    2011              649    11.44   to     11.55          7,475  0.75%    to   1.25%    0.27%    to   0.83%
    2010              184    11.43   to     11.43          2,099  1.05%    to   1.05%    0.25%    to   0.25%

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2014           17,806    20.09   to     21.35        374,065    --     to   1.25%      --     to     --
    2013           18,790    18.78   to     19.71        366,353    --     to   1.25%      --     to     --
    2012           25,368    13.93   to     14.44        363,071    --     to   1.25%      --     to     --
    2011           15,615    12.28   to     12.57        195,945    --     to   1.25%      --     to     --
    2010               50    12.82   to     12.82            637  1.25%    to   1.25%      --     to     --

NUVEEN SMALL CAP SELECT FUND
    2014            1,257    17.95   to     18.48         23,137  0.65%    to   1.25%      --     to     --
    2013            1,013    17.24   to     17.64         17,861  0.65%    to   1.25%    0.04%    to   0.14%
    2012            3,583    13.23   to     13.46         47,793  0.65%    to   1.25%      --     to     --
    2011            1,113    11.96   to     11.96         13,311  1.25%    to   1.25%      --     to     --

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
    2014              427    13.41   to     13.41          5,729  0.85%    to   0.85%    1.79%    to   1.79%
    2013               47    11.98   to     11.98            566  0.85%    to   0.85%    0.83%    to   0.83%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2014           11,477    15.10   to     17.92        175,400  0.50%    to   1.25%      --     to     --
    2013            9,032    13.72   to     16.39        126,011  0.50%    to   1.25%      --     to     --
    2012           11,699    10.18   to     12.26        120,402  0.50%    to   1.25%      --     to     --
    2011           14,536     8.98   to     10.89        134,761  0.50%    to   1.25%      --     to     --
    2010            9,540     9.04   to     11.05         91,511  0.50%    to   1.25%      --     to     --

FIDELITY ADVISOR VALUE STRATEGIES FUND
    2014           12,598    25.59   to     25.59        322,386  0.35%    to   0.35%    0.51%    to   0.51%
    2013           14,279    24.24   to     24.24        346,065  0.35%    to   0.35%    0.44%    to   0.44%
    2012           16,498    18.74   to     18.74        309,188  0.35%    to   0.35%    0.06%    to   0.06%
    2011           19,536    14.88   to     14.88        290,703  0.35%    to   0.35%    0.23%    to   0.23%
    2010           27,329    16.54   to     16.54        452,131  0.35%    to   0.35%      --     to     --

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2014          238,141    14.09   to     15.51      3,542,865    --     to   1.25%    0.28%    to   0.29%
    2013          282,349    13.58   to     14.75      4,010,061    --     to   1.25%    0.10%    to   0.10%
    2012          247,134    10.10   to     10.84      2,588,716    --     to   1.25%    0.01%    to   0.02%
    2011          219,916     7.93   to      8.40      1,767,875    --     to   1.25%      --     to   0.96%
    2010          184,830     9.00   to      9.25      1,678,921  0.50%    to   1.25%    0.06%    to   0.08%

FEDERATED EQUITY INCOME FUND, INC.
    2014            9,384    16.50   to     17.37        149,332  0.65%    to   1.25%    1.55%    to   1.72%
    2013            5,176    15.48   to     16.20         78,693  0.65%    to   1.25%    1.16%    to   1.68%
    2012            3,166    11.91   to     11.91         37,712  1.25%    to   1.25%    3.25%    to   3.25%
    2011            2,851    10.84   to     10.84         30,907  1.25%    to   1.25%    2.97%    to   2.97%
    2010            2,517    10.21   to     10.40         25,717  0.85%    to   1.25%    3.08%    to   3.41%

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2014           20,282    12.61   to     12.66        254,862  0.75%    to   1.25%    2.76%    to   2.78%
    2013           27,979    12.13   to     12.14        336,124  0.75%    to   1.25%    2.70%    to   2.72%
    2012           28,351    12.47   to     12.54        353,605  0.75%    to   1.25%    2.93%    to   2.97%
    2011           33,488    12.24   to     12.38        409,364  0.75%    to   1.25%    3.67%    to   3.69%
    2010           24,547    11.81   to     12.00        293,087  0.75%    to   1.25%    4.02%    to   4.04%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
NUVEEN EQUITY INDEX FUND
    2014        11.66%     to    13.02%
    2013        29.81%     to    31.44%
    2012        13.86%     to    15.29%
    2011         0.30%     to     0.80%
    2010         4.93%     to     4.93%

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2014         6.99%     to     8.30%
    2013        34.83%     to    36.52%
    2012        13.41%     to    14.83%
    2011        (4.16)%    to    (2.95)%
    2010        14.46%     to    14.46%

NUVEEN SMALL CAP SELECT FUND
    2014         4.13%     to     4.77%
    2013        30.29%     to    31.07%
    2012        10.68%     to    11.35%
    2011        (3.25)%    to    (3.25)%

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
    2014        11.90%     to    11.90%
    2013        19.76%     to    19.76%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2014         9.31%     to    10.09%
    2013        33.70%     to    34.71%
    2012        12.60%     to    13.45%
    2011        (1.46)%    to    (0.72)%
    2010        21.83%     to    22.75%

FIDELITY ADVISOR VALUE STRATEGIES FUND
    2014         5.57%     to     5.57%
    2013        29.33%     to    29.33%
    2012        25.94%     to    25.94%
    2011       (10.06)%    to   (10.06)%
    2010        25.52%     to    25.52%

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2014         3.77%     to     5.12%
    2013        34.44%     to    36.13%
    2012        27.41%     to    29.02%
    2011       (11.96)%    to   (10.85)%
    2010        22.52%     to    23.45%

FEDERATED EQUITY INCOME FUND, INC.
    2014         6.59%     to     7.23%
    2013        29.97%     to    30.75%
    2012         9.87%     to     9.87%
    2011         6.13%     to     6.13%
    2010        10.34%     to    10.78%

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2014         3.86%     to     4.37%
    2013        (3.21)%    to    (2.72)%
    2012         1.34%     to     1.84%
    2011         3.12%     to     3.63%
    2010         3.46%     to     3.98%


--------------------------------------------------------------------------------
                                   SA-413

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2014            4,681  $ 14.12   to   $ 16.90   $     79,979  0.75%    to   1.25%    0.14%    to   0.15%
    2013            4,570    12.51   to     15.06         69,452  0.75%    to   1.25%      --     to     --
    2012            4,247     9.00   to     10.88         46,752  0.75%    to   1.25%      --     to     --
    2011            4,462     8.50   to     10.33         46,579  0.75%    to   1.25%      --     to     --
    2010            4,116     8.88   to     10.85         44,716  0.75%    to   1.25%      --     to     --

FEDERATED HIGH INCOME BOND FUND
    2014              717    16.60   to     16.60         11,897  1.25%    to   1.25%    5.64%    to   5.64%
    2013              373    16.46   to     16.46          6,139  1.25%    to   1.25%    6.14%    to   6.14%
    2012              277    15.62   to     15.62          4,329  1.25%    to   1.25%    8.06%    to   8.06%
    2011            2,960    13.84   to     13.84         40,964  1.25%    to   1.25%    7.46%    to   7.46%
    2010            2,711    13.39   to     13.39         36,297  1.25%    to   1.25%    7.99%    to   7.99%

FEDERATED KAUFMANN FUND
    2014          312,395    13.62   to     17.16      4,686,958  0.35%    to   1.25%      --     to     --
    2013          338,748    12.53   to     15.92      4,753,625  0.35%    to   1.25%      --     to     --
    2012          350,113     8.95   to     11.47      3,600,204  0.35%    to   1.25%      --     to     --
    2011          406,051     8.34   to      9.90      3,545,321    --     to   1.25%      --     to     --
    2010          332,161     9.68   to     11.63      3,515,497    --     to   1.25%    0.64%    to   0.71%

FEDERATED SHORT-TERM INCOME FUND
    2014            8,631    13.42   to     13.42        115,838  0.35%    to   0.35%    1.09%    to   1.09%
    2013            8,898    13.37   to     13.37        118,938  0.35%    to   0.35%    1.40%    to   1.40%
    2012           13,369    13.39   to     13.39        179,074  0.35%    to   0.35%    1.81%    to   1.81%
    2011           14,481    13.05   to     13.05        188,951  0.35%    to   0.35%    2.11%    to   2.11%
    2010           23,547    12.83   to     12.83        302,137  0.35%    to   0.35%    2.29%    to   2.29%

FEDERATED TOTAL RETURN BOND FUND
    2014           16,602    13.79   to     44.67        316,461  0.50%    to   1.25%    3.19%    to   3.23%
    2013           17,625    13.34   to     42.87        311,624  0.50%    to   1.25%    2.97%    to   3.13%
    2012           31,099    13.70   to     43.71        454,639  0.50%    to   1.25%    3.11%    to   3.11%
    2011           27,804    13.08   to     41.43        385,717  0.50%    to   1.25%    3.51%    to   3.53%
    2010           23,597    12.54   to     39.41        316,982  0.50%    to   1.25%    3.99%    to   4.01%

FEDERATED CLOVER SMALL VALUE FUND+
    2014              142    15.16   to     15.16          2,153  0.50%    to   0.50%    1.15%    to   1.15%

FEDERATED INTERNATIONAL LEADERS FUND
    2014               37    14.23   to     14.38            536  1.05%    to   1.25%    0.97%    to   5.00%
    2013               19    15.21   to     15.21            297  1.05%    to   1.05%    1.55%    to   1.55%
    2012               10    12.08   to     12.08            124  1.05%    to   1.05%    0.07%    to   0.07%
    2011              147     9.39   to      9.39          1,384  1.05%    to   1.05%    0.46%    to   0.46%
    2010              124    11.62   to     11.62          1,440  1.25%    to   1.25%    0.24%    to   0.24%

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2014           20,334    19.61   to     19.61        398,697  0.70%    to   0.70%    0.24%    to   0.24%
    2013           20,743    17.60   to     17.60        365,034  0.70%    to   0.70%    0.30%    to   0.30%
    2012           21,217    12.85   to     12.85        272,654  0.70%    to   0.70%    0.38%    to   0.38%
    2011           22,367    10.82   to     10.82        241,999  0.70%    to   0.70%    0.14%    to   0.14%
    2010           42,204    10.65   to     10.65        449,503  0.70%    to   0.70%    0.61%    to   0.61%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2014            8,643    11.75   to     11.75        101,584  0.70%    to   0.70%    1.18%    to   1.18%
    2013           11,548    12.88   to     12.88        148,687  0.70%    to   0.70%    2.22%    to   2.22%
    2012            5,446     9.94   to      9.94         54,136  0.70%    to   0.70%    2.14%    to   2.14%
    2011            4,869     8.29   to      8.29         40,365  0.70%    to   0.70%    1.52%    to   1.52%
    2010            4,262    10.08   to     10.08         42,955  0.70%    to   0.70%    1.57%    to   1.57%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2014        12.22%     to    12.83%
    2013        38.40%     to    39.09%
    2012         5.36%     to     5.89%
    2011        (4.79)%    to    (4.32)%
    2010        17.42%     to    18.01%

FEDERATED HIGH INCOME BOND FUND
    2014         0.87%     to     0.87%
    2013         5.37%     to     5.37%
    2012        12.86%     to    12.86%
    2011         3.36%     to     3.36%
    2010        12.66%     to    12.66%

FEDERATED KAUFMANN FUND
    2014         7.79%     to     8.74%
    2013        38.80%     to    40.05%
    2012        15.84%     to    16.89%
    2011       (14.85)%    to   (13.78)%
    2010        17.28%     to    18.75%

FEDERATED SHORT-TERM INCOME FUND
    2014         0.38%     to     0.38%
    2013        (0.20)%    to    (0.20)%
    2012         2.65%     to     2.65%
    2011         1.69%     to     1.69%
    2010         3.42%     to     3.42%

FEDERATED TOTAL RETURN BOND FUND
    2014         3.39%     to     4.20%
    2013        (2.64)%    to    (1.91)%
    2012         4.69%     to     5.48%
    2011         4.34%     to     5.12%
    2010         5.51%     to     6.31%

FEDERATED CLOVER SMALL VALUE FUND+
    2014         2.90%     to     2.90%

FEDERATED INTERNATIONAL LEADERS FUND
    2014        (5.48)%    to    (4.51)%
    2013        25.82%     to    25.82%
    2012        28.73%     to    28.73%
    2011       (19.38)%    to   (19.38)%
    2010        17.12%     to    17.12%

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2014        11.41%     to    11.41%
    2013        36.94%     to    36.94%
    2012        18.78%     to    18.78%
    2011         1.58%     to     1.58%
    2010        22.87%     to    22.87%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2014        (8.75)%    to    (8.75)%
    2013        29.53%     to    29.53%
    2012        19.90%     to    19.90%
    2011       (17.74)%    to   (17.74)%
    2010        12.33%     to    12.33%


--------------------------------------------------------------------------------
                                   SA-414

---------------------------------------------------------------------------

                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2014           10,508  $ 17.16   to   $ 17.16   $    180,297  0.70%    to   0.70%    0.53%    to    0.53%
    2013           22,953    16.18   to     16.18        371,382  0.70%    to   0.70%    0.89%    to    0.89%
    2012           13,304    12.49   to     12.49        166,109  0.70%    to   0.70%    0.60%    to    0.60%
    2011           14,848     9.88   to      9.88        146,678  0.70%    to   0.70%    0.92%    to    0.92%
    2010           11,704    10.91   to     10.91        127,682  0.70%    to   0.70%    0.64%    to    0.64%

FIDELITY(R) VIP BALANCED PORTFOLIO
    2014           87,200    17.14   to     17.14      1,494,900  0.70%    to   0.70%    1.70%    to    1.70%
    2013           84,753    15.66   to     15.66      1,327,019  0.70%    to   0.70%    1.66%    to    1.66%
    2012           46,407    13.18   to     13.18        611,503  0.70%    to   0.70%    1.57%    to    1.57%
    2011           56,925    11.53   to     11.53        656,442  0.70%    to   0.70%    1.71%    to    1.71%
    2010           52,661    12.05   to     12.05        634,473  0.70%    to   0.70%    2.36%    to    2.36%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2014           11,279    16.96   to     16.96        191,315  0.70%    to   0.70%    1.27%    to    1.27%
    2013           16,669    15.46   to     15.46        257,736  0.70%    to   0.70%    2.15%    to    2.15%
    2012           13,550    11.66   to     11.66        157,964  0.70%    to   0.70%    2.55%    to    2.55%
    2011           10,926     9.90   to      9.90        108,180  0.70%    to   0.70%    1.42%    to    1.42%
    2010           15,126     9.81   to      9.81        148,436  0.70%    to   0.70%    1.70%    to    1.70%

FIDELITY VIP FREEDOM 2020 PORTFOLIO
    2014            8,584    22.56   to     22.56        193,636  0.35%    to   0.35%    3.14%    to    3.14%
    2013            3,017    21.48   to     21.48         64,796  0.50%    to   0.50%    2.25%    to    2.25%
    2012            1,277    18.67   to     18.67         23,834  0.50%    to   0.50%    2.64%    to    2.64%
    2011              561    16.59   to     16.59          9,302  0.50%    to   0.50%    2.20%    to    2.20%
    2010              484    16.88   to     16.88          8,177  0.50%    to   0.50%    2.04%    to    2.04%

FIDELITY VIP FREEDOM 2030 PORTFOLIO
    2014           31,640    25.01   to     25.24        798,622  0.35%    to   0.50%      --     to    2.57%
    2013           24,456    23.10   to     24.00        586,867  0.50%    to   1.25%    1.53%    to    1.56%
    2012            7,959    19.26   to     19.86        158,118  0.50%    to   1.25%    0.01%    to    3.77%
    2011            3,885    16.93   to     17.33         67,036  0.50%    to   1.25%    2.42%    to    2.99%
    2010            1,763    17.80   to     17.93         31,607  0.50%    to   0.85%    2.31%    to    3.63%

FIDELITY VIP FREEDOM 2015 PORTFOLIO
    2014            2,571    20.75   to     20.75         53,363  0.35%    to   0.35%    2.63%    to    2.63%
    2013            2,520    19.79   to     19.79         49,861  0.50%    to   0.50%    0.44%    to    0.44%
    2012           10,821    17.43   to     17.43        188,580  0.50%    to   0.50%    1.43%    to    1.43%
    2011           15,147    15.65   to     15.65        237,086  0.50%    to   0.50%    2.04%    to    2.04%
    2010           12,851    15.81   to     15.81        203,193  0.50%    to   0.50%    2.39%    to    2.39%

FIDELITY VIP FREEDOM 2025 PORTFOLIO
    2014           20,577    24.16   to     24.16        497,234  0.35%    to   0.35%    2.90%    to    2.90%
    2013            7,788    22.95   to     22.95        178,727  0.50%    to   0.50%    5.62%    to    5.62%
    2012            1,197    19.27   to     19.27         23,063  0.50%    to   0.50%    2.53%    to    2.53%
    2011              294    16.87   to     16.87          4,967  0.50%    to   0.50%    4.35%    to    4.35%
    2010               31    17.36   to     17.36            546  0.50%    to   0.50%    3.58%    to    3.58%

FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO+
    2014                4    22.33   to     22.33             81  0.50%    to   0.50%   13.33%    to   13.33%

FIDELITY STOCK SELECTOR ALL CAP FUND
    2014              183    15.58   to     15.58          2,847  1.25%    to   1.25%      --     to      --
    2013              189    14.28   to     14.28          2,706  1.25%    to   1.25%    0.18%    to    0.18%
    2012              386    10.85   to     10.85          4,183  1.25%    to   1.25%    0.19%    to    0.19%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2014         6.05%     to    6.05%
    2013        29.58%     to   29.58%
    2012        26.39%     to   26.39%
    2011        (9.44)%    to   (9.44)%
    2010        25.75%     to   25.75%

FIDELITY(R) VIP BALANCED PORTFOLIO
    2014         9.47%     to    9.47%
    2013        18.82%     to   18.82%
    2012        14.27%     to   14.27%
    2011        (4.29)%    to   (4.29)%
    2010        17.25%     to   17.25%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2014         9.71%     to    9.71%
    2013        32.63%     to   32.63%
    2012        17.74%     to   17.74%
    2011         0.90%     to    0.90%
    2010        14.07%     to   14.07%

FIDELITY VIP FREEDOM 2020 PORTFOLIO
    2014         0.79%     to    0.79%
    2013        15.06%     to   15.06%
    2012        12.51%     to   12.51%
    2011        (1.73)%    to   (1.73)%
    2010        13.76%     to   13.76%

FIDELITY VIP FREEDOM 2030 PORTFOLIO
    2014         0.72%     to    4.21%
    2013        19.90%     to   20.80%
    2012        13.75%     to   14.61%
    2011        (4.04)%    to   (3.31)%
    2010        14.91%     to   15.31%

FIDELITY VIP FREEDOM 2015 PORTFOLIO
    2014         0.90%     to    0.90%
    2013        13.54%     to   13.54%
    2012        11.35%     to   11.35%
    2011        (1.01)%    to   (1.01)%
    2010        12.22%     to   12.22%

FIDELITY VIP FREEDOM 2025 PORTFOLIO
    2014         0.81%     to    0.81%
    2013        19.12%     to   19.12%
    2012        14.22%     to   14.22%
    2011        (2.83)%    to   (2.83)%
    2010        14.89%     to   14.89%

FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO+
    2014         0.50%     to    0.50%

FIDELITY STOCK SELECTOR ALL CAP FUND
    2014         9.11%     to    9.11%
    2013        31.62%     to   31.62%
    2012         8.50%     to    8.50%


--------------------------------------------------------------------------------
                                   SA-415

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2014            4,548  $ 21.66   to   $ 22.30   $     98,740  0.75%    to   1.25%      --     to     --
    2013            3,665    22.86   to     23.42         83,937  0.75%    to   1.25%    0.87%    to   1.02%
    2012            4,678    18.41   to     18.77         86,238  0.75%    to   1.25%    2.05%    to   2.42%
    2011            2,240    15.25   to     15.46         34,216  0.75%    to   1.25%    1.85%    to   3.22%
    2010              515    17.25   to     17.31          8,920  1.05%    to   1.25%    1.49%    to   2.07%

TEMPLETON DEVELOPING MARKETS TRUST
    2014          113,599     9.43   to     12.63      1,185,732  0.35%    to   1.25%    1.09%    to   1.41%
    2013          116,910    10.30   to     13.92      1,314,404  0.35%    to   1.25%    1.28%    to   1.29%
    2012          122,019    10.47   to     14.27      1,450,330  0.35%    to   1.25%    1.60%    to   1.67%
    2011          113,418     9.28   to     12.77      1,200,817  0.35%    to   1.25%    1.03%    to   1.22%
    2010          110,832    11.07   to     15.37      1,415,974  0.35%    to   1.25%    1.49%    to   1.54%

FRANKLIN HIGH INCOME FUND
    2014           90,936    16.34   to     16.50      1,478,234    --     to   1.25%    5.27%    to   5.87%
    2013           65,630    15.90   to     16.62      1,075,051  0.35%    to   1.25%    2.42%    to   6.39%
    2012           53,656    14.97   to     15.63        832,740  0.50%    to   1.25%    7.18%    to   7.42%
    2011           57,044    13.01   to     13.68        766,364  0.50%    to   1.25%    6.99%    to   7.10%
    2010           18,004    12.50   to     13.25        234,881  0.50%    to   1.25%    7.66%    to   7.67%

FRANKLIN STRATEGIC INCOME FUND
    2014          264,685    14.50   to     15.11      3,915,646  0.15%    to   1.25%    5.20%    to   5.38%
    2013          271,050    14.29   to     15.05      3,974,468  0.15%    to   1.25%    4.05%    to   4.32%
    2012          261,925    13.87   to     14.76      3,735,003  0.15%    to   1.25%    5.75%    to   5.80%
    2011          191,435    12.36   to     13.31      2,445,703  0.15%    to   1.25%    5.43%    to   5.89%
    2010          155,101    12.48   to     13.13      1,958,670  0.35%    to   1.25%    2.90%    to   5.50%

TEMPLETON GLOBAL BOND FUND
    2014          312,719    17.60   to     17.82      5,305,287    --     to   1.25%    6.51%    to   6.64%
    2013          245,611    17.33   to     17.77      4,242,334    --     to   1.25%    3.96%    to   3.98%
    2012          238,403    16.95   to     17.60      4,086,478    --     to   1.25%    5.81%    to   6.07%
    2011          185,156    14.64   to     15.39      2,760,963    --     to   1.25%    5.74%    to   6.11%
    2010          136,535    15.00   to     15.96      2,091,069    --     to   1.25%    3.09%    to   5.45%

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2014           53,916    13.16   to     13.49        711,019  0.50%    to   1.25%    3.36%    to   3.46%
    2013           53,090    12.77   to     12.99        678,332  0.50%    to   1.25%    3.50%    to   3.61%
    2012          102,162    13.15   to     13.28      1,346,714  0.50%    to   1.25%    3.44%    to   3.65%
    2011           88,198    13.12   to     13.15      1,154,985  0.50%    to   1.25%    2.95%    to   3.98%
    2010           71,198    12.26   to     12.44        884,112  0.75%    to   1.25%    3.96%    to   4.17%

FRANKLIN SMALL CAP VALUE FUND
    2014          145,709    20.20   to     20.89      2,915,383    --     to   1.25%    0.17%    to   0.24%
    2013          161,086    21.15   to     59.50      3,333,701    --     to   1.25%    0.42%    to   0.46%
    2012          153,785    15.90   to     46.45      2,420,396    --     to   1.25%    1.10%    to   1.15%
    2011          140,829    13.60   to     40.94      1,900,713    --     to   1.25%    0.38%    to   0.67%
    2010          114,280    14.30   to     44.60      1,633,573    --     to   1.25%    0.30%    to   0.31%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND+
    2014          856,941    14.08   to     16.81     11,925,820    --     to   1.25%    2.05%    to   2.11%
    2013          937,246    13.41   to     16.21     12,590,032    --     to   1.25%    1.52%    to   1.54%
    2012        1,014,190    10.70   to     13.10     10,914,321    --     to   1.25%    1.55%    to   1.85%
    2011          902,571     9.44   to     11.71      8,657,694    --     to   1.25%    1.44%    to   3.62%
    2010          701,706     9.74   to      9.95      7,104,620    --     to   1.25%    1.77%    to   1.85%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2014        (5.23)%    to    (4.77)%
    2013        24.19%     to    24.81%
    2012        20.75%     to    21.36%
    2011       (11.59)%    to   (11.15)%
    2010         3.89%     to     4.10%

TEMPLETON DEVELOPING MARKETS TRUST
    2014        (9.28)%    to    (8.46)%
    2013        (2.49)%    to    (1.61)%
    2012        11.72%     to    12.73%
    2011       (16.89)%    to   (16.14)%
    2010        16.02%     to    17.06%

FRANKLIN HIGH INCOME FUND
    2014        (5.20)%    to    (1.66)%
    2013         6.31%     to     7.27%
    2012        14.28%     to    15.14%
    2011         3.25%     to     4.03%
    2010        11.73%     to    12.58%

FRANKLIN STRATEGIC INCOME FUND
    2014         0.39%     to     1.50%
    2013         1.92%     to     3.04%
    2012        10.95%     to    12.18%
    2011         1.38%     to     2.50%
    2010         9.48%     to    10.47%

TEMPLETON GLOBAL BOND FUND
    2014         0.31%     to     1.59%
    2013         0.95%     to     2.22%
    2012        14.37%     to    15.81%
    2011        (3.59)%    to    (2.37)%
    2010        11.28%     to    12.68%

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2014         3.04%     to     3.81%
    2013        (2.90)%    to    (2.17)%
    2012         0.26%     to     1.02%
    2011         5.48%     to     6.28%
    2010         4.76%     to     5.28%

FRANKLIN SMALL CAP VALUE FUND
    2014        (9.26)%    to    (1.25)%
    2013        28.09%     to    33.05%
    2012        13.46%     to    16.88%
    2011        (4.86)%    to    (3.66)%
    2010        25.43%     to    26.67%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND+
    2014         3.71%     to     4.99%
    2013        23.71%     to    25.26%
    2012        11.93%     to    13.34%
    2011        (4.20)%    to    (2.99)%
    2010         9.70%     to    11.08%


--------------------------------------------------------------------------------
                                   SA-416

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
TEMPLETON GROWTH FUND
    2014          152,801  $ 16.08   to   $ 35.59   $  2,317,280    --     to   1.25%    2.21%    to   2.50%
    2013          156,786    16.60   to     36.29      2,449,086    --     to   1.25%    1.08%    to   1.37%
    2012          160,678    12.91   to     27.88      1,829,640    --     to   1.25%    1.97%    to   2.04%
    2011          152,615    10.76   to     22.94      1,472,185    --     to   1.25%    1.25%    to   1.80%
    2010          170,628    11.63   to     24.50      1,783,082    --     to   1.25%    0.03%    to   1.89%

FRANKLIN INCOME FUND
    2014          638,534    14.35   to     15.72      9,221,858  0.35%    to   1.25%    4.85%    to   4.93%
    2013          688,749    13.74   to     15.29      9,632,750    --     to   1.25%    4.73%    to   5.56%
    2012          669,238    12.03   to     13.55      8,297,407    --     to   1.25%    6.11%    to   6.39%
    2011          644,514    10.58   to     12.07      7,132,938    --     to   1.25%    6.40%    to   6.53%
    2010          601,038    10.47   to     11.89      6,655,238  0.35%    to   1.25%    6.79%    to   6.87%

FRANKLIN GROWTH FUND
    2014          335,679    17.32   to     19.41      6,025,439    --     to   1.25%    0.28%    to   0.29%
    2013          241,885    15.08   to     17.11      3,792,715    --     to   1.25%    0.49%    to   0.49%
    2012          169,886    11.33   to     13.39      2,109,819  0.50%    to   1.25%    0.29%    to   0.33%
    2011          131,624    10.02   to     11.92      1,431,594  0.50%    to   1.25%    0.41%    to   0.46%
    2010          107,847    10.00   to     12.00      1,163,766  0.50%    to   1.25%    0.43%    to   0.62%

FRANKLIN TOTAL RETURN FUND
    2014           28,891    14.25   to     14.29        411,078  0.50%    to   1.25%    3.89%    to   4.93%
    2013           31,003    13.55   to     13.62        419,363  0.50%    to   1.25%    3.72%    to   3.79%
    2012           31,764    13.76   to     13.93        440,802  0.50%    to   1.25%    3.65%    to   3.73%
    2011           22,815    12.76   to     13.01        296,482  0.50%    to   1.25%    4.66%    to   4.70%
    2010           18,012    12.15   to     12.49        224,140  0.50%    to   1.25%    4.23%    to   4.27%

FRANKLIN BALANCE SHEET INVESTMENT FUND
    2014          125,329    23.09   to     25.93      3,245,621  0.35%    to   1.25%    0.08%    to   0.49%
    2013          128,738    23.21   to     25.83      3,277,736  0.35%    to   1.25%    1.25%    to   1.34%
    2012          134,957    17.20   to     18.97      2,528,648  0.35%    to   1.25%    1.46%    to   1.62%
    2011          153,987    15.06   to     16.46      2,507,814  0.35%    to   1.25%    0.47%    to   0.51%
    2010          167,869    16.29   to     17.64      2,935,929  0.35%    to   1.25%    0.80%    to   1.67%

FRANKLIN MUTUAL BEACON FUND+
    2014           95,372    13.74   to     14.08      1,255,951  0.35%    to   1.25%    3.29%    to   3.60%
    2013          124,505    12.95   to     13.39      1,570,328  0.35%    to   1.25%    1.73%    to   1.74%
    2012          128,677    10.10   to     10.53      1,284,573  0.35%    to   1.25%    1.57%    to   1.60%
    2011          118,849     8.73   to      9.19      1,027,851  0.35%    to   1.25%    2.37%    to   2.74%
    2010          109,930     8.98   to      9.54        983,525  0.35%    to   1.25%    3.30%    to   3.41%

FRANKLIN MUTUAL SHARES FUND
    2014          304,338    12.77   to     19.98      4,829,375  0.35%    to   1.25%    2.91%    to   3.98%
    2013          291,770    11.94   to     18.85      4,906,975  0.35%    to   1.25%    1.34%    to   1.78%
    2012          350,789     9.38   to     14.94      4,957,774  0.35%    to   1.25%    1.89%    to   1.96%
    2011          336,348     8.20   to     13.19      4,218,608  0.35%    to   1.25%    2.09%    to   2.21%
    2010          320,549     8.38   to     13.60      4,094,623  0.35%    to   1.25%    2.90%    to   3.11%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2014          491,434    12.78   to     22.02      6,572,643  0.35%    to   1.25%      --     to     --
    2013          527,578    11.93   to     20.74      6,610,040  0.35%    to   1.25%      --     to     --
    2012          516,436    11.83   to     15.15      5,434,154    --     to   1.25%      --     to     --
    2011          546,834    10.68   to     13.85      5,205,601    --     to   1.25%      --     to     --
    2010          513,920     9.12   to     14.75      5,158,185  0.50%    to   1.25%      --     to     --


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
TEMPLETON GROWTH FUND
    2014        (3.16)%    to   (1.93)%
    2013        28.54%     to   30.15%
    2012        20.03%     to   21.54%
    2011        (7.55)%    to   (6.38)%
    2010         6.20%     to    7.54%

FRANKLIN INCOME FUND
    2014         2.83%     to    3.78%
    2013        12.81%     to   14.23%
    2012        12.27%     to   13.68%
    2011         1.55%     to    2.83%
    2010        11.51%     to   12.52%

FRANKLIN GROWTH FUND
    2014        13.45%     to   14.86%
    2013        27.78%     to   29.39%
    2012        12.28%     to   13.13%
    2011        (0.62)%    to    0.13%
    2010        13.44%     to   14.30%

FRANKLIN TOTAL RETURN FUND
    2014         4.65%     to    5.48%
    2013        (2.21)%    to   (1.47)%
    2012         7.00%     to    7.81%
    2011         4.23%     to    5.01%
    2010         8.78%     to    9.60%

FRANKLIN BALANCE SHEET INVESTMENT FUND
    2014        (0.52)%    to    0.37%
    2013        34.92%     to   36.14%
    2012        14.21%     to   15.24%
    2011        (7.53)%    to   (6.69)%
    2010        20.34%     to   21.43%

FRANKLIN MUTUAL BEACON FUND+
    2014         5.12%     to    6.11%
    2013        27.10%     to   28.25%
    2012        14.66%     to   15.69%
    2011        (3.71)%    to   (2.84)%
    2010         9.44%     to   10.43%

FRANKLIN MUTUAL SHARES FUND
    2014         5.98%     to    6.94%
    2013        26.15%     to   27.29%
    2012        13.32%     to   14.35%
    2011        (3.01)%    to   (2.13)%
    2010        10.03%     to   11.02%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2014         6.18%     to    7.12%
    2013        19.26%     to   36.86%
    2012         9.40%     to   10.78%
    2011        (6.08)%    to   (4.89)%
    2010        26.84%     to   27.79%


--------------------------------------------------------------------------------
                                   SA-417

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
FRANKLIN CONSERVATIVE ALLOCATION FUND+
    2014          208,561  $ 14.01   to   $ 14.32   $  2,889,117    --     to   1.25%    3.05%    to   3.05%
    2013          225,629    13.55   to     14.03      3,030,957    --     to   1.25%    2.13%    to   2.28%
    2012          248,793    12.28   to     12.87      3,056,014    --     to   1.25%    2.16%    to   2.29%
    2011          200,641    11.37   to     12.07      2,290,617    --     to   1.25%    2.01%    to   2.43%
    2010          184,450    11.45   to     12.31      2,130,779    --     to   1.25%    1.36%    to   1.92%

FRANKLIN GROWTH ALLOCATION FUND+
    2014          383,575    14.40   to     15.68      5,715,306    --     to   1.25%    1.57%    to   1.63%
    2013          422,956    13.72   to     15.13      5,963,112    --     to   1.25%    1.40%    to   1.46%
    2012          405,908    11.34   to     12.67      4,748,475    --     to   1.25%    1.65%    to   1.93%
    2011          353,687    10.26   to     11.60      3,763,736    --     to   1.25%    1.67%    to   2.21%
    2010          295,709    10.60   to     12.13      3,332,518    --     to   1.25%    1.47%    to   2.71%

FRANKLIN MODERATE ALLOCATION FUND+
    2014          530,834    14.47   to     15.19      7,739,029    --     to   1.25%    2.34%    to   2.36%
    2013          541,169    13.90   to     14.78      7,645,362    --     to   1.25%    1.93%    to   2.04%
    2012          529,395    12.16   to     13.08      6,550,911    --     to   1.25%    2.13%    to   2.37%
    2011          486,384    11.12   to     12.12      5,554,407    --     to   1.25%    2.33%    to   2.44%
    2010          413,686    11.29   to     12.45      4,849,250    --     to   1.25%    1.58%    to   1.83%

TEMPLETON FOREIGN FUND
    2014        1,044,174    19.37   to     22.31     14,749,977    --     to   1.25%    2.31%    to   2.68%
    2013        1,075,835    21.99   to     25.01     17,569,023    --     to   1.25%    1.41%    to   1.55%
    2012          774,672    17.51   to     19.67     14,006,013    --     to   1.25%    2.13%    to   2.18%
    2011          749,798    14.95   to     16.59     11,702,937    --     to   1.25%    2.41%    to   2.65%
    2010          642,064    17.35   to     19.01     11,599,474    --     to   1.25%    1.95%    to   2.05%

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
    2014            8,251    18.84   to     18.84        155,456  0.70%    to   0.70%      --     to     --
    2013            9,950    17.60   to     17.60        175,155  0.70%    to   0.70%      --     to     --
    2012            8,674    12.80   to     12.80        111,013  0.70%    to   0.70%      --     to     --
    2011            8,784    11.60   to     11.60        101,892  0.70%    to   0.70%      --     to     --
    2010           15,768    12.24   to     12.24        193,048  0.70%    to   0.70%      --     to     --

HIGHLAND PREMIER GROWTH EQUITY
    2014            5,348    18.47   to     34.44        103,028    --     to   1.25%      --     to     --
    2013              957    16.44   to     32.42         15,972    --     to   1.25%    0.14%    to   0.14%
    2012            2,807    12.37   to     25.59         34,892    --     to   1.25%    0.56%    to   1.26%
    2011            2,777    10.42   to     21.40         31,558    --     to   1.25%      --     to     --
    2010            3,782    10.54   to     21.39         44,111    --     to   1.25%      --     to     --

GOLDMAN SACHS INCOME BUILDER FUND
    2014            3,568    15.81   to     27.63         71,178  1.05%    to   1.25%    4.20%    to   4.25%
    2013            4,323    15.46   to     26.97         82,389  1.05%    to   1.25%    3.74%    to   3.83%
    2012            7,097    13.44   to     23.39         97,931  1.05%    to   1.25%    3.12%    to   3.26%
    2011            6,195    12.05   to     20.94         76,166  1.05%    to   1.25%    1.89%    to   1.95%
    2010            8,282    11.66   to     20.22         97,714  1.05%    to   1.25%    3.12%    to   3.46%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2014               44    16.18   to     17.76            772  0.75%    to   1.25%      --     to     --
    2013              121    14.34   to     15.82          1,900  0.75%    to   1.25%    0.01%    to   0.25%
    2012            1,259    10.98   to     12.17         15,134  0.75%    to   1.25%    0.11%    to   0.13%
    2011            1,154     9.21   to     10.39         11,868  1.05%    to   1.25%    0.17%    to   0.25%
    2010            1,146     9.44   to     10.68         12,178  1.05%    to   1.25%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
FRANKLIN CONSERVATIVE ALLOCATION FUND+
    2014         2.08%     to     3.38%
    2013         9.02%     to    10.39%
    2012         6.65%     to     7.99%
    2011        (1.94)%    to    (0.71)%
    2010         8.63%     to    10.00%

FRANKLIN GROWTH ALLOCATION FUND+
    2014         3.66%     to     4.97%
    2013        19.48%     to    20.98%
    2012         9.15%     to    10.52%
    2011        (4.35)%    to    (3.15)%
    2010        12.89%     to    14.31%

FRANKLIN MODERATE ALLOCATION FUND+
    2014         2.75%     to     4.08%
    2013        12.93%     to    14.35%
    2012         7.99%     to     9.34%
    2011        (2.71)%    to    (1.49)%
    2010        10.58%     to    11.97%

TEMPLETON FOREIGN FUND
    2014       (11.92)%    to   (10.79)%
    2013        25.59%     to    27.17%
    2012        17.08%     to    18.55%
    2011       (13.80)%    to   (12.71)%
    2010         7.16%     to     8.50%

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
    2014         7.04%     to     7.04%
    2013        37.54%     to    37.54%
    2012        10.34%     to    10.34%
    2011        (5.26)%    to    (5.26)%
    2010        27.05%     to    27.05%

HIGHLAND PREMIER GROWTH EQUITY
    2014         6.23%     to    12.34%
    2013        26.69%     to    32.94%
    2012        18.73%     to    19.58%
    2011        (1.20)%    to     0.05%
    2010         9.91%     to    11.29%

GOLDMAN SACHS INCOME BUILDER FUND
    2014         2.24%     to     2.43%
    2013        15.07%     to    15.30%
    2012        11.47%     to    11.70%
    2011         3.34%     to     3.55%
    2010        11.92%     to    12.14%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2014        12.27%     to    12.86%
    2013        30.03%     to    30.68%
    2012        17.08%     to    17.67%
    2011        (2.70)%    to    (2.50)%
    2010         9.45%     to     9.67%


--------------------------------------------------------------------------------
                                   SA-418

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
    2014            7,079  $ 12.71   to   $ 12.92   $     90,992  1.05%    to   1.25%    2.26%    to   2.27%
    2013            5,940    12.20   to     12.42         73,403  1.05%    to   1.25%    1.54%    to   2.10%
    2012            6,277    12.80   to     12.80         80,353  1.25%    to   1.25%    2.14%    to   2.14%
    2011            5,155    12.24   to     12.24         63,083  1.25%    to   1.25%    1.91%    to   1.91%
    2010            4,241    11.57   to     11.72         49,091  0.50%    to   1.25%    0.94%    to   2.79%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2014               57    15.73   to     15.73            890  1.25%    to   1.25%    0.77%    to   0.77%
    2013               54    13.82   to     13.82            750  1.25%    to   1.25%    1.17%    to   1.17%
    2012               50    10.29   to     10.29            517  1.25%    to   1.25%    1.38%    to   1.38%
    2011               55     9.15   to      9.15            501  1.25%    to   1.25%    2.05%    to   2.05%
    2010               39     8.89   to      8.89            342  1.25%    to   1.25%    1.46%    to   1.46%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2014          160,872    12.73   to     14.90      2,145,299    --     to   1.25%    1.43%    to   1.45%
    2013          171,144    12.38   to     14.52      2,194,753    --     to   1.25%    0.97%    to   0.97%
    2012          208,407    12.86   to     15.08      2,739,419    --     to   1.25%    1.15%    to   1.15%
    2011          205,907    12.70   to     15.42      2,647,749    --     to   1.25%    1.27%    to   1.28%
    2010          177,236    12.08   to     14.99      2,148,360    --     to   1.25%    1.72%    to   1.72%

GOLDMAN SACHS GROWTH & INCOME FUND
    2014           15,980    12.65   to     14.69        234,359  0.50%    to   1.25%    1.31%    to   1.32%
    2013           16,000    11.42   to     13.37        213,753  0.50%    to   1.25%    0.37%    to   1.18%
    2012           23,132     8.66   to     10.22        224,647  0.50%    to   1.25%    1.15%    to   1.21%
    2011           26,958     7.28   to      8.65        218,350  0.50%    to   1.25%    0.92%    to   1.19%
    2010          126,514     7.93   to      9.49      1,044,937  0.50%    to   1.25%    1.16%    to   1.18%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2014           42,175    18.79   to     21.79        811,103  0.50%    to   1.25%      --     to     --
    2013           35,806    17.01   to     19.88        614,761  0.50%    to   1.25%      --     to     --
    2012           33,606    12.97   to     15.27        449,106  0.50%    to   1.25%      --     to     --
    2011           30,319    10.95   to     12.98        347,877  0.50%    to   1.25%      --     to     --
    2010           19,828    11.47   to     13.70        239,335  0.50%    to   1.25%      --     to     --

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND+
    2014            1,845     8.14   to      9.84         16,529  0.75%    to   1.25%    3.07%    to   3.18%
    2013            1,504     9.41   to     11.43         15,565  0.75%    to   1.25%    0.34%    to   0.35%
    2012            1,814     7.43   to      9.06         14,914  0.75%    to   1.25%    3.20%    to   3.32%
    2011            1,509     6.12   to      7.51         10,326  0.75%    to   1.25%    3.44%    to   3.62%
    2010              824     7.46   to      9.20          6,810  0.75%    to   1.25%    2.34%    to   3.19%

GOLDMAN SACHS MID CAP VALUE FUND
    2014          165,257    27.90   to     77.07      5,327,735    --     to   1.25%    0.25%    to   0.26%
    2013          183,311    24.94   to     68.06      5,448,934    --     to   1.25%    0.46%    to   0.48%
    2012          187,628    19.07   to     51.39      4,419,724    --     to   1.25%    0.80%    to   1.00%
    2011          230,822    16.36   to     43.54      4,352,161    --     to   1.25%    0.47%    to   0.48%
    2010          234,787    17.74   to     46.62      4,969,035    --     to   1.25%    0.39%    to   0.49%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2014          188,212    19.03   to     19.62      3,455,981  0.35%    to   1.25%    0.20%    to   0.27%
    2013          224,945    16.71   to     18.03      3,819,035    --     to   1.25%    0.37%    to   0.52%
    2012          208,577    13.20   to     13.37      2,571,169  0.35%    to   1.25%    1.07%    to   1.12%
    2011          210,253    10.17   to     11.52      2,244,666  0.50%    to   1.25%    0.22%    to   0.25%
    2010          167,358    10.18   to     11.61      1,783,178  0.50%    to   1.25%    0.29%    to   0.30%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
    2014         4.00%     to     4.21%
    2013        (2.94)%    to    (2.75)%
    2012         4.61%     to     4.61%
    2011         5.74%     to     5.74%
    2010         6.01%     to     6.81%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2014        13.84%     to    13.84%
    2013        34.30%     to    34.30%
    2012        12.42%     to    12.42%
    2011         2.94%     to     2.94%
    2010        11.57%     to    11.57%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2014         2.62%     to     2.82%
    2013        (3.71)%    to    (3.71)%
    2012        (2.20)%    to     1.26%
    2011         5.16%     to     6.48%
    2010        (0.53)%    to     3.54%

GOLDMAN SACHS GROWTH & INCOME FUND
    2014         9.91%     to    10.75%
    2013        30.83%     to    31.81%
    2012        18.10%     to    18.99%
    2011        (8.84)%    to    (8.15)%
    2010        10.09%     to    10.92%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2014         9.61%     to    10.45%
    2013        30.18%     to    31.16%
    2012        17.60%     to    18.49%
    2011        (5.25)%    to    (4.53)%
    2010        17.16%     to    18.04%

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND+
    2014       (13.90)%    to   (13.47)%
    2013        26.13%     to    26.77%
    2012        20.75%     to    21.36%
    2011       (18.42)%    to   (18.01)%
    2010         8.59%     to     9.14%

GOLDMAN SACHS MID CAP VALUE FUND
    2014        11.85%     to    13.24%
    2013        30.79%     to    32.43%
    2012        16.57%     to    18.03%
    2011        (7.77)%    to    (6.61)%
    2010        22.81%     to    24.36%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2014         5.52%     to     6.47%
    2013        36.56%     to    38.28%
    2012        14.63%     to    15.66%
    2011        (0.83)%    to    (0.09)%
    2010        24.32%     to    25.26%


--------------------------------------------------------------------------------
                                   SA-419

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
GOLDMAN SACHS STRATEGIC GROWTH FUND
    2014              901  $ 17.83   to   $ 18.45   $     14,995  0.85%    to   1.25%      --     to      --
    2013              744    15.97   to     16.46         10,969  0.85%    to   1.25%    0.08%    to    0.10%
    2012            1,422    12.25   to     12.57         17,397  0.85%    to   1.25%    0.63%    to    0.84%
    2011              620    10.38   to     10.61          6,406  0.85%    to   1.25%    0.16%    to    0.25%
    2010              469    10.83   to     11.03          5,082  0.85%    to   1.25%    0.38%    to    0.58%

GOLDMAN SACHS HIGH YIELD FUND
    2014          249,172    16.16   to     18.61      4,459,396    --     to   1.25%    5.40%    to    5.45%
    2013          254,839    16.09   to     18.30      4,452,244    --     to   1.25%    6.04%    to    6.04%
    2012          238,265    15.15   to     17.02      3,903,691    --     to   1.25%    6.36%    to    6.36%
    2011          207,139    13.28   to     14.74      2,920,898    --     to   1.25%    7.25%    to    7.25%
    2010          161,051     7.28   to     13.16      2,199,886    --     to   1.25%    7.60%    to    7.65%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2014           44,257    12.61   to     13.87        582,643    --     to   1.25%    0.80%    to    0.84%
    2013           43,262    11.37   to     12.36        510,828    --     to   1.25%    0.71%    to    0.73%
    2012           46,004     8.68   to      9.32        411,445    --     to   1.25%    0.93%    to    1.21%
    2011           51,400     7.38   to      7.82        390,086    --     to   1.25%    1.28%    to    1.32%
    2010           30,110     8.10   to      8.48        249,229    --     to   1.25%    0.72%    to    0.75%

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2014           13,875    36.64   to     39.40        524,180    --     to   1.25%      --     to      --
    2013           20,866    33.54   to     35.62        720,310    --     to   1.25%      --     to      --
    2012           20,963    25.05   to     26.28        535,858    --     to   1.25%      --     to      --
    2011           23,240    21.00   to     21.75        493,531    --     to   1.25%      --     to      --
    2010           20,951    22.21   to     22.72        469,059    --     to   1.25%      --     to      --

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2014               52    11.09   to     11.09            573  0.85%    to   0.85%    2.68%    to    2.68%
    2013               36    11.22   to     11.22            404  0.85%    to   0.85%    3.78%    to    3.78%
    2012               20    11.02   to     11.02            216  0.85%    to   0.85%    5.84%    to    5.84%
    2011                2     9.55   to      9.55             15  0.85%    to   0.85%    1.31%    to    1.31%

JOHN HANCOCK SMALL CAP EQUITY FUND
    2014           46,312    16.94   to     19.02        850,306  0.35%    to   1.25%      --     to      --
    2013           54,025    17.84   to     19.85      1,032,648  0.35%    to   1.25%      --     to      --
    2012           85,799    12.73   to     14.59      1,148,191    --     to   1.25%    0.10%    to    0.10%
    2011           88,445    11.36   to     12.86      1,052,833    --     to   1.25%    1.98%    to   21.40%
    2010          100,307    12.46   to     13.49      1,302,980  0.35%    to   1.25%    0.36%    to    0.73%

FROST VALUE EQUITY FUND
    2014              391    16.27   to     16.27          6,353  1.28%    to   1.25%    1.33%    to    1.33%
    2013            1,255    14.96   to     15.07         18,838  1.05%    to   1.25%    0.71%    to    1.45%
    2012            1,269    11.26   to     11.26         14,292  1.25%    to   1.25%    2.21%    to    2.21%
    2011              911    10.87   to     10.87          9,903  1.25%    to   1.25%    1.86%    to    1.86%

HARTFORD BALANCED HLS FUND
    2014          548,313    17.59   to     27.09      8,951,623    --     to   1.25%    1.79%    to    1.82%
    2013          550,370    16.22   to     25.11      8,522,720    --     to   1.25%    1.59%    to    1.70%
    2012          631,253    13.55   to     21.03      7,860,989    --     to   1.25%    2.98%    to    3.32%
    2011          667,707    12.25   to     19.34      7,517,225    --     to   1.25%    1.53%    to    1.71%
    2010          737,012    11.03   to     19.32      8,199,270    --     to   1.25%    1.47%    to    1.48%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
GOLDMAN SACHS STRATEGIC GROWTH FUND
    2014        11.65%     to   12.10%
    2013        30.38%     to   30.90%
    2012        18.01%     to   18.48%
    2011        (4.20)%    to   (3.82)%
    2010         9.16%     to    9.60%

GOLDMAN SACHS HIGH YIELD FUND
    2014         0.43%     to    1.70%
    2013         6.17%     to    7.51%
    2012        14.07%     to   15.50%
    2011         0.98%     to    2.25%
    2010         5.05%     to   11.95%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2014        10.88%     to   12.23%
    2013        30.94%     to   32.59%
    2012        17.73%     to   19.21%
    2011        (8.95)%    to   (7.81)%
    2010        10.73%     to   12.13%

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2014         9.23%     to   10.62%
    2013        33.86%     to   35.54%
    2012        19.31%     to   20.81%
    2011        (5.45)%    to   (4.27)%
    2010        19.61%     to   21.12%

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2014        (1.17)%    to   (1.17)%
    2013         1.80%     to    1.80%
    2012        15.36%     to   15.36%
    2011        (4.50)%    to   (4.50)%

JOHN HANCOCK SMALL CAP EQUITY FUND
    2014        (5.05)%    to   (4.18)%
    2013        40.10%     to   41.37%
    2012        12.04%     to   13.45%
    2011        (8.78)%    to   (7.63)%
    2010        31.42%     to   32.61%

FROST VALUE EQUITY FUND
    2014         8.76%     to    8.76%
    2013        32.84%     to   33.10%
    2012         3.55%     to    3.55%
    2011        (3.89)%    to   (3.89)%

HARTFORD BALANCED HLS FUND
    2014         7.89%     to    8.43%
    2013        19.40%     to   19.68%
    2012         8.75%     to   10.63%
    2011         0.34%     to    1.86%
    2010        10.47%     to   10.58%


--------------------------------------------------------------------------------
                                   SA-420

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
HARTFORD TOTAL RETURN BOND HLS FUND
    2014        1,394,055  $ 11.63   to   $ 16.22   $ 20,097,575    --     to   1.25%    3.07%    to   3.27%
    2013        1,447,543    11.35   to     15.51     20,285,265    --     to   1.25%    3.83%    to   4.13%
    2012        1,573,945    11.99   to     15.93     22,609,896    --     to   1.25%    3.93%    to   4.22%
    2011        1,637,828    11.63   to     15.00     22,635,682    --     to   1.25%    0.21%    to   0.23%
    2010        2,035,595    10.90   to     14.19     28,333,768    --     to   1.25%    3.98%    to   4.40%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2014        1,115,954    27.69   to     40.66     30,807,550    --     to   1.25%    0.71%    to   1.06%
    2013        1,222,415    26.13   to     37.89     29,118,919    --     to   1.25%    0.98%    to   1.01%
    2012        1,434,513    19.02   to     27.24     25,685,661    --     to   1.25%    1.45%    to   1.77%
    2011        1,548,624    16.28   to     23.02     23,068,172    --     to   1.25%    0.72%    to   1.05%
    2010        1,594,301    18.61   to     25.99     26,553,963    --     to   1.25%    0.68%    to   0.79%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2014        3,101,978     6.92   to     23.43     37,350,907    --     to   1.25%    1.25%    to   2.04%
    2013        3,000,481     6.12   to     21.00     34,263,112    --     to   1.25%    2.00%    to   2.19%
    2012        2,987,908     4.64   to     16.12     27,686,271    --     to   1.25%    2.12%    to   2.61%
    2011        2,821,893     4.09   to     14.37     24,445,236    --     to   1.25%    1.81%    to   2.51%
    2010        2,444,809     4.03   to     11.21     22,196,919    --     to   1.25%    1.68%    to   1.94%

THE HARTFORD HEALTHCARE HLS FUND
    2014          202,752    23.17   to     35.42      3,784,017  0.35%    to   1.25%    0.04%    to   0.26%
    2013          121,754    18.30   to     28.15      3,022,803  0.35%    to   1.25%    0.30%    to   0.52%
    2012           91,216    12.12   to     18.77      1,711,002  0.35%    to   1.25%    0.13%    to   0.13%
    2011           78,719    10.11   to     15.76      1,306,539  0.35%    to   1.25%      --     to     --
    2010           70,591     9.37   to     11.16      1,094,498  0.35%    to   1.25%    0.03%    to   0.03%

HARTFORD GLOBAL GROWTH HLS FUND+
    2014           76,380    10.77   to     14.24        868,165  0.35%    to   1.25%    0.37%    to   0.44%
    2013            9,952    11.55   to     13.53        121,366  0.50%    to   1.25%    0.49%    to   0.66%
    2012            8,284     8.54   to     10.08         76,840  0.50%    to   1.25%    0.27%    to   0.28%
    2011            9,146     6.98   to      8.29         69,300  0.50%    to   1.25%      --     to     --
    2010            7,469     8.16   to      9.78         66,076  0.50%    to   1.25%    0.05%    to   0.06%

HARTFORD GROWTH OPPORTUNITIES HLS FUND+
    2014          332,168    21.13   to     38.88      5,917,468    --     to   1.25%    0.17%    to   0.21%
    2013          290,991    18.75   to     40.58      4,491,490    --     to   1.25%    0.01%    to   0.01%
    2012          276,135    13.98   to     29.90      3,195,325    --     to   1.25%      --     to     --
    2011          286,960    11.16   to     23.57      2,631,594    --     to   1.25%      --     to     --
    2010          268,287    11.28   to     25.86      2,797,251    --     to   1.25%    0.01%    to   0.02%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2014           63,429    13.24   to     14.33        865,237  0.35%    to   1.25%    2.36%    to   2.75%
    2013           78,428    13.82   to     15.14      1,142,177  0.35%    to   1.25%    1.84%    to   2.17%
    2012           92,507    11.41   to     12.64      1,115,118  0.35%    to   1.25%    1.57%    to   1.96%
    2011          122,297     9.52   to     10.67      1,250,688  0.35%    to   1.25%    0.05%    to   0.05%
    2010          138,070    12.46   to     12.60      1,664,630    --     to   1.25%    1.12%    to   1.25%

HARTFORD MIDCAP HLS FUND
    2014          672,756    31.98   to     36.06     23,096,591    --     to   1.25%    0.10%    to   0.10%
    2013          721,605    29.08   to     32.37     22,588,755    --     to   1.25%    0.13%    to   0.13%
    2012          746,189    21.06   to     23.16     16,145,844    --     to   1.25%    0.85%    to   0.86%
    2011          750,590    17.85   to     19.39     13,669,927    --     to   1.25%    0.72%    to   0.73%
    2010          740,670    19.63   to     21.05     14,744,596    --     to   1.25%    0.07%    to   0.27%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
    2014         2.47%     to     4.60%
    2013        (5.37)%    to    (2.59)%
    2012         3.10%     to     6.20%
    2011         5.40%     to     6.99%
    2010         3.02%     to     6.18%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2014         5.98%     to     7.31%
    2013        37.35%     to    39.08%
    2012        16.87%     to    18.34%
    2011       (12.51)%    to   (11.41)%
    2010        15.06%     to    16.50%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2014        11.57%     to    13.05%
    2013        30.29%     to    31.92%
    2012        12.18%     to    13.59%
    2011        (0.19)%    to     1.32%
    2010        11.53%     to    13.21%

THE HARTFORD HEALTHCARE HLS FUND
    2014        25.82%     to    26.59%
    2013        49.96%     to    50.97%
    2012        19.13%     to    19.90%
    2011         6.92%     to     7.89%
    2010         5.51%     to     6.46%

HARTFORD GLOBAL GROWTH HLS FUND+
    2014         1.82%     to     5.28%
    2013        34.22%     to    35.23%
    2012        21.57%     to    22.49%
    2011       (15.17)%    to   (14.53)%
    2010        12.55%     to    13.40%

HARTFORD GROWTH OPPORTUNITIES HLS FUND+
    2014        (4.19)%    to    12.71%
    2013        34.06%     to    35.73%
    2012        25.28%     to    26.86%
    2011       (10.23)%    to    (8.87)%
    2010        15.82%     to    17.55%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2014        (5.35)%    to    (4.22)%
    2013        19.77%     to    21.13%
    2012        18.41%     to    19.78%
    2011       (15.25)%    to   (14.27)%
    2010        10.10%     to    12.78%

HARTFORD MIDCAP HLS FUND
    2014         9.98%     to    11.39%
    2013        38.08%     to    39.82%
    2012        17.96%     to    19.44%
    2011        (9.06)%    to    (7.92)%
    2010        21.92%     to    23.45%


--------------------------------------------------------------------------------
                                   SA-421

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
HARTFORD ULTRASHORT BOND HLS FUND
    2014          533,249  $ 10.13   to   $ 10.37   $  5,290,458    --     to   1.25%      --     to     --
    2013          644,583    10.25   to     10.38      6,468,800    --     to   1.25%      --     to     --
    2012          927,397    10.38   to     10.39      9,299,720    --     to   1.25%      --     to     --
    2011        1,137,006    10.51   to     12.55     11,404,360    --     to   1.25%      --     to     --
    2010        1,149,708    10.34   to     12.55     11,848,118    --     to   1.25%      --     to     --

HARTFORD SMALL COMPANY HLS FUND
    2014          595,637    15.61   to     17.13      7,916,361    --     to   1.25%      --     to     --
    2013          771,757    14.80   to     16.03      8,017,587    --     to   1.25%      --     to     --
    2012        1,394,834     3.29   to     12.55      5,388,108    --     to   1.25%      --     to     --
    2011        1,301,670     9.51   to     16.64      4,480,168  0.35%    to   1.25%      --     to     --
    2010        1,134,632     9.60   to      9.85      4,066,244  0.50%    to   1.25%      --     to     --

HARTFORD SMALLCAP GROWTH HLS FUND
    2014           27,075    20.87   to     27.95        568,050    --     to   1.25%    0.07%    to   0.07%
    2013           26,080    20.02   to     32.60        521,960    --     to   1.25%    0.09%    to   0.39%
    2012           19,989    14.03   to     25.44        278,306    --     to   1.25%      --     to     --
    2011           18,424    12.13   to     21.67        220,620    --     to   1.25%      --     to     --
    2010           18,928    12.14   to     21.37        229,908    --     to   1.25%      --     to     --

HARTFORD STOCK HLS FUND
    2014          363,632    17.93   to     37.85      6,589,173    --     to   1.25%    1.82%    to   1.92%
    2013          428,112    16.31   to     34.00      6,538,682    --     to   1.25%    2.03%    to   2.06%
    2012          458,497    12.49   to     25.71      5,402,432    --     to   1.25%    1.33%    to   2.18%
    2011          501,783    11.06   to     22.48      5,179,897    --     to   1.25%    1.19%    to   1.42%
    2010          594,961    11.32   to     22.73      6,233,382    --     to   1.25%    0.23%    to   1.18%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2014           91,616    10.08   to     10.84        978,646  0.35%    to   1.25%    2.32%    to   4.36%
    2013          118,069    10.67   to     11.11      1,297,952  0.50%    to   1.25%    2.36%    to   2.38%
    2012          166,943    10.99   to     11.36      1,877,480  0.50%    to   1.25%    2.86%    to   2.92%
    2011          153,973    10.73   to     11.01      1,682,233  0.50%    to   1.25%      --     to   2.24%
    2010           82,750    10.36   to     10.51        866,372  0.65%    to   1.25%    3.73%    to   4.68%

HARTFORD VALUE HLS FUND
    2014           83,635    17.92   to     19.27      1,544,820    --     to   1.25%    1.07%    to   1.09%
    2013           96,430    16.34   to     17.31      1,611,776    --     to   1.25%    0.78%    to   1.54%
    2012          108,902    12.56   to     13.12      1,391,267    --     to   1.25%    2.30%    to   2.43%
    2011          105,389    10.95   to     11.21      1,160,636    --     to   1.25%    1.60%    to   1.76%
    2010          107,591    11.29   to     11.44      1,219,018    --     to   1.25%    0.58%    to   0.86%

THE HARTFORD CHECKS AND BALANCES FUND
    2014           20,880    15.36   to     15.93        326,195  0.50%    to   1.25%    4.62%    to   4.92%
    2013           17,827    14.35   to     14.77        258,980  0.50%    to   1.25%    0.99%    to   1.42%
    2012           36,389    11.89   to     12.15        438,210  0.50%    to   1.25%    2.43%    to   3.81%
    2011           31,420    10.60   to     10.75        335,406  0.50%    to   1.25%    2.23%    to   3.71%
    2010            6,842    11.04   to     11.11         75,522  0.50%    to   1.25%    0.81%    to   1.14%

HARTFORD HIGH YIELD
    2014            1,498    14.44   to     15.31         22,623  0.50%    to   1.25%    4.85%    to   5.00%
    2013              942    14.30   to     14.90         13,991  0.65%    to   1.25%    3.42%    to   5.39%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2014           90,166    15.40   to     30.65      2,076,726  0.15%    to   1.25%    1.28%    to   1.43%
    2013           94,296    13.88   to     27.32      1,945,124  0.15%    to   1.25%    1.40%    to   1.48%
    2012          134,271    10.74   to     20.90      1,932,825  0.15%    to   1.25%    1.84%    to   1.94%
    2011          109,756     9.62   to     18.53      1,433,432  0.15%    to   1.25%    1.55%    to   2.14%
    2010           49,934     9.66   to      9.93        556,944  0.50%    to   1.25%    0.76%    to   1.72%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
HARTFORD ULTRASHORT BOND HLS FUND
    2014        (1.13)%    to   (0.14)%
    2013        (1.24)%    to   (0.10)%
    2012        (1.24)%    to      --
    2011        (1.24)%    to      --
    2010        (1.24)%    to   (1.24)%

HARTFORD SMALL COMPANY HLS FUND
    2014         5.50%     to    6.87%
    2013        42.18%     to   43.97%
    2012        13.92%     to   15.64%
    2011        (4.82)%    to   (3.96)%
    2010        22.30%     to   23.22%

HARTFORD SMALLCAP GROWTH HLS FUND
    2014       (14.26)%    to    4.25%
    2013        28.13%     to   42.70%
    2012        15.65%     to   17.40%
    2011        (0.08)%    to    1.42%
    2010        34.52%     to   36.56%

HARTFORD STOCK HLS FUND
    2014         9.93%     to   11.32%
    2013        30.60%     to   32.25%
    2012        12.96%     to   14.38%
    2011        (2.57)%    to   (1.09)%
    2010        13.38%     to   14.80%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2014         1.03%     to    1.55%
    2013        (2.90)%    to   (2.17)%
    2012         2.41%     to    3.18%
    2011         3.57%     to    4.35%
    2010         2.50%     to    3.12%

HARTFORD VALUE HLS FUND
    2014         9.69%     to   11.34%
    2013        30.01%     to   31.94%
    2012        15.24%     to   16.99%
    2011        (3.42)%    to   (1.96)%
    2010        12.88%     to   14.36%

THE HARTFORD CHECKS AND BALANCES FUND
    2014         7.05%     to    7.85%
    2013        20.71%     to   21.62%
    2012        12.13%     to   12.98%
    2011        (3.92)%    to   (3.19)%
    2010         4.94%     to    5.46%

HARTFORD HIGH YIELD
    2014        (2.88)%    to    0.99%
    2013         4.70%     to    5.33%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2014        10.95%     to   12.18%
    2013        29.31%     to   30.74%
    2012        11.58%     to   12.81%
    2011        (0.36)%    to    0.74%
    2010        11.29%     to   12.13%


--------------------------------------------------------------------------------
                                   SA-422

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2014           24,136  $ 11.54   to   $ 12.23   $    307,787  0.50%    to   1.25%    1.24%    to   1.47%
    2013           16,998    12.22   to     12.86        231,444  0.50%    to   1.25%    1.33%    to   1.68%
    2012           12,418    10.28   to     10.73        143,650  0.50%    to   1.25%    1.65%    to   8.92%
    2011            6,862     8.74   to      9.06         69,404  0.50%    to   1.25%    1.54%    to   1.60%
    2010              411     9.70   to      9.96          4,180  0.50%    to   1.25%    0.15%    to   0.99%

THE HARTFORD MIDCAP FUND
    2014           33,845    19.22   to     19.93        657,749  0.50%    to   1.25%      --     to     --
    2013           27,729    17.58   to     18.10        492,224  0.50%    to   1.25%      --     to     --
    2012           25,208    12.81   to     13.08        325,269  0.50%    to   1.25%      --     to     --
    2011           20,932    10.91   to     11.06        229,524  0.50%    to   1.25%      --     to     --
    2010            3,298    12.03   to     12.10         39,661  0.50%    to   1.25%      --     to     --

THE HARTFORD SMALL COMPANY FUND
    2014           75,752    15.26   to     16.82      1,375,499    --     to   1.25%      --     to     --
    2013           70,521    14.51   to     15.79      1,205,864    --     to   1.25%      --     to     --
    2012           60,931    10.24   to     11.01        739,864    --     to   1.25%      --     to     --
    2011           68,421     9.00   to      9.56        724,652    --     to   1.25%      --     to     --
    2010           33,032     9.56   to      9.83        387,770  0.50%    to   1.25%      --     to     --

THE HARTFORD TOTAL RETURN BOND FUND
    2014           27,281    12.48   to     13.38        358,740  0.35%    to   1.25%    2.11%    to   2.40%
    2013           22,796    11.99   to     12.74        284,824  0.35%    to   1.25%    2.29%    to   2.30%
    2012           24,220    12.39   to     13.04        307,098  0.35%    to   1.25%    2.85%    to   2.87%
    2011           18,693    11.81   to     12.21        223,615  0.35%    to   1.25%    2.98%    to   3.15%
    2010           10,618    11.21   to     11.52        120,183  0.50%    to   1.25%    1.80%    to   3.70%

THE HARTFORD HEALTHCARE FUND
    2014            6,087    22.34   to     23.96        158,761  0.35%    to   1.25%      --     to     --
    2013            3,842    17.89   to     19.01         84,951  0.35%    to   1.25%      --     to     --
    2012            5,420    12.12   to     12.76         77,542  0.35%    to   1.25%      --     to     --
    2011            4,879    10.23   to     10.68         65,012  0.35%    to   1.25%      --     to     --
    2010            1,692     9.61   to     15.91         25,495  0.75%    to   1.25%      --     to     --

THE HARTFORD GROWTH OPPORTUNITIES FUND
    2014            3,774    16.57   to     17.56         72,457  0.50%    to   1.25%      --     to     --
    2013            4,350    14.78   to     15.55         74,124  0.50%    to   1.25%      --     to     --
    2012            6,577    11.11   to     21.08        117,702  0.75%    to   1.25%      --     to     --
    2011            5,399     8.90   to     16.82         71,571  0.75%    to   1.25%      --     to     --
    2010            3,232     9.95   to     18.59         47,967  1.05%    to   1.25%      --     to     --

THE HARTFORD VALUE OPPORTUNITIES FUND+
    2014              608    12.99   to     13.76          8,004  0.50%    to   1.25%    0.93%    to   1.06%

HARTFORD MODERATE ALLOCATION FUND+
    2014          276,474    11.94   to     13.15      3,484,518    --     to   1.25%    2.06%    to   2.35%
    2013          265,251    12.03   to     13.08      3,407,512    --     to   1.25%    0.76%    to   1.12%
    2012          279,663    11.11   to     11.94      3,309,373    --     to   1.25%    2.79%    to   3.32%
    2011          289,390    10.04   to     10.66      3,208,895    --     to   1.25%    1.86%    to   2.24%
    2010          236,802    10.14   to     10.79      2,803,769    --     to   1.25%    0.77%    to   1.81%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2014           87,258    11.40   to     12.56      1,188,849    --     to   1.25%    1.67%    to   2.06%
    2013           99,759    11.58   to     12.60      1,383,300    --     to   1.25%    0.35%    to   0.43%
    2012          154,650    11.60   to     12.46      2,142,210    --     to   1.25%    3.67%    to   3.95%
    2011          154,054    10.73   to     11.39      1,996,018    --     to   1.25%    2.38%    to   2.45%
    2010          175,017    10.60   to     11.20      2,297,217    --     to   1.25%    1.04%    to   2.61%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2014        (5.55)%    to    (4.88)%
    2013        18.94%     to    19.83%
    2012        17.63%     to    18.51%
    2011       (14.78)%    to   (14.14)%
    2010        13.45%     to    14.30%

THE HARTFORD MIDCAP FUND
    2014         9.34%     to    10.13%
    2013        37.28%     to    38.31%
    2012        17.42%     to    18.30%
    2011        (9.31)%    to    (8.62)%
    2010         7.63%     to     8.17%

THE HARTFORD SMALL COMPANY FUND
    2014         5.18%     to     6.49%
    2013        41.73%     to    43.51%
    2012        13.73%     to    15.16%
    2011        (5.80)%    to    (4.62)%
    2010        21.73%     to    22.64%

THE HARTFORD TOTAL RETURN BOND FUND
    2014         4.08%     to     5.03%
    2013        (3.16)%    to    (2.29)%
    2012         5.83%     to     6.79%
    2011         4.96%     to     5.91%
    2010         5.70%     to     6.50%

THE HARTFORD HEALTHCARE FUND
    2014        24.90%     to    26.03%
    2013        47.65%     to    48.99%
    2012        18.43%     to    19.50%
    2011         6.46%     to     7.43%
    2010         5.19%     to     5.71%

THE HARTFORD GROWTH OPPORTUNITIES FUND
    2014        12.09%     to    12.92%
    2013        33.12%     to    34.12%
    2012        24.73%     to    25.35%
    2011       (10.48)%    to   (10.03)%
    2010        15.68%     to    15.91%

THE HARTFORD VALUE OPPORTUNITIES FUND+
    2014         3.81%     to     4.36%

HARTFORD MODERATE ALLOCATION FUND+
    2014        (0.79)%    to     0.54%
    2013         8.22%     to     9.58%
    2012        10.64%     to    12.04%
    2011        (2.48)%    to    (1.26)%
    2010        11.40%     to    12.47%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2014        (1.53)%    to    (0.29)%
    2013        (0.18)%    to     1.07%
    2012         8.06%     to     9.42%
    2011         0.47%     to     1.74%
    2010         9.43%     to    10.49%


--------------------------------------------------------------------------------
                                   SA-423

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
HARTFORD GLOBAL CAPITAL APPRECIATION FUND+
    2014          655,971  $ 15.63   to   $ 16.73   $  9,808,342    --     to   1.25%    0.56%    to   0.61%
    2013          703,289    13.90   to     16.52     10,023,404  0.35%    to   1.25%      --     to   0.40%
    2012          723,670     9.73   to     12.11      7,293,732  0.50%    to   1.25%    0.68%    to   1.03%
    2011          851,294     8.55   to     10.32      7,146,106    --     to   1.25%      --     to   1.41%
    2010          658,332    10.08   to     11.81      6,460,516    --     to   1.25%      --     to     --

THE HARTFORD GROWTH ALLOCATION FUND
    2014          280,803    12.88   to     14.19      3,842,793    --     to   1.25%    2.98%    to   3.38%
    2013          251,114    12.81   to     13.94      3,396,060    --     to   1.25%    0.62%    to   0.64%
    2012          279,605    10.78   to     11.58      3,140,328    --     to   1.25%    2.97%    to   3.24%
    2011          164,856     9.45   to     10.03      1,606,270    --     to   1.25%    1.06%    to   1.20%
    2010          133,386     9.78   to     10.48      1,360,927    --     to   1.25%    0.63%    to   1.01%

THE HARTFORD INFLATION PLUS FUND
    2014           31,653    11.95   to     12.85        385,867    --     to   1.25%    0.54%    to   0.56%
    2013           28,575    12.03   to     12.78        349,671    --     to   1.25%    0.01%    to   0.10%
    2012          112,891    13.42   to     14.08      1,576,143    --     to   1.25%    0.83%    to   1%
    2011           92,401    12.78   to     13.24      1,207,254    --     to   1.25%    0.02%    to   2.44%
    2010           73,274    11.45   to     11.64        851,406  0.35%    to   1.25%    0.90%    to   1.44%

THE HARTFORD EQUITY INCOME FUND
    2014           18,671    18.70   to     19.53        356,838  0.35%    to   1.25%    1.76%    to   1.86%
    2013           21,289    17.37   to     17.98        375,653  0.35%    to   1.25%    1.12%    to   1.55%
    2012           14,568    13.61   to     13.90        199,659  0.50%    to   1.25%    0.85%    to   2.23%
    2011            6,598    12.13   to     12.17         80,027  1.05%    to   1.25%    1.12%    to   2.32%
    2010              297    11.47   to     11.47          3,407  1.25%    to   1.25%    0.52%    to   0.52%

THE HARTFORD BALANCED INCOME FUND
    2014            7,310    13.82   to     14.31        103,201  0.35%    to   1.25%    2.56%    to   2.77%
    2013            5,987    13.01   to     13.35         79,180  0.35%    to   1.25%    1.15%    to   2.59%
    2012            1,970    11.76   to     11.81         23,251  1.05%    to   1.25%    0.70%    to   3.30%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
    2014            1,380    12.04   to     12.23         16,702  0.85%    to   1.25%    1.52%    to   2.43%
    2013            1,032    13.37   to     13.52         13,862  0.85%    to   1.25%    0.43%    to   0.48%
    2012              319    10.14   to     10.18          3,229  1.05%    to   1.25%    0.65%    to   3.10%
    2011               79     8.14   to      8.14            643  1.25%    to   1.25%    1.57%    to   1.57%

THE HARTFORD MIDCAP VALUE FUND
    2014            3,771    14.84   to     15.19         56,381  0.65%    to   1.25%    0.18%    to   0.35%
    2013            2,340    13.95   to     14.20         32,702  0.65%    to   1.25%      --     to     --
    2012               50    10.55   to     10.55            529  1.25%    to   1.25%    3.04%    to   3.04%

THE HARTFORD GLOBAL ALL-ASSET FUND
    2014              533    10.95   to     10.95          5,833  1.05%    to   1.05%    3.76%    to   3.76%
    2013              264    10.98   to     10.98          2,904  1.05%    to   1.05%    2.32%    to   2.32%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2014           42,544    17.51   to     19.26        794,398  0.35%    to   1.25%    2.60%    to   2.72%
    2013           44,848    15.66   to     17.08        743,595  0.35%    to   1.25%    1.24%    to   1.26%
    2012           45,944    11.36   to     12.28        550,180  0.35%    to   1.25%    2.31%    to   2.34%
    2011           60,239     9.71   to     10.40        612,603  0.35%    to   1.25%    1.79%    to   1.96%
    2010           66,457    10.30   to     10.93        713,080  0.35%    to   1.25%    0.06%    to   0.10%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
HARTFORD GLOBAL CAPITAL APPRECIATION FUND+
    2014         1.29%     to     2.78%
    2013        36.42%     to    41.64%
    2012        17.38%     to    20.01%
    2011       (16.30)%    to   (15.24)%
    2010         7.50%     to    12.92%

THE HARTFORD GROWTH ALLOCATION FUND
    2014         0.52%     to     1.77%
    2013        18.81%     to    20.31%
    2012        14.02%     to    15.45%
    2011        (5.50)%    to    (4.31)%
    2010        13.21%     to    14.36%

THE HARTFORD INFLATION PLUS FUND
    2014        (0.67)%    to     0.57%
    2013       (10.36)%    to    (9.23)%
    2012         4.99%     to     6.31%
    2011        11.63%     to    13.04%
    2010         4.54%     to     5.48%

THE HARTFORD EQUITY INCOME FUND
    2014         7.64%     to     8.63%
    2013        27.65%     to    28.81%
    2012        12.18%     to    13.02%
    2011         5.73%     to     5.94%
    2010         5.54%     to     5.54%

THE HARTFORD BALANCED INCOME FUND
    2014         6.23%     to     7.21%
    2013        10.59%     to    11.59%
    2012        11.37%     to    11.60%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
    2014        (9.93)%    to    (9.53)%
    2013        31.80%     to    32.33%
    2012        24.65%     to    24.90%
    2011       (18.63)%    to   (18.63)%

THE HARTFORD MIDCAP VALUE FUND
    2014         6.40%     to     7.00%
    2013        32.22%     to    33.01%
    2012        22.79%     to    22.79%

THE HARTFORD GLOBAL ALL-ASSET FUND
    2014        (0.29)%    to    (0.29)%
    2013        10.55%     to    10.55%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2014        11.79%     to    12.79%
    2013        37.82%     to    39.06%
    2012        17.01%     to    18.06%
    2011        (5.68)%    to    (4.83)%
    2010        18.08%     to    19.15%


--------------------------------------------------------------------------------
                                   SA-424

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
INVESCO V.I. TECHNOLOGY FUND
    2014            6,385  $ 16.51   to   $ 16.51   $    105,429  0.70%    to   0.70%      --     to     --
    2013            7,842    14.97   to     14.97        117,426  0.70%    to   0.70%      --     to     --
    2012           19,960    12.05   to     12.05        240,487  0.70%    to   0.70%      --     to     --
    2011           10,765    10.90   to     10.90        117,373  0.70%    to   0.70%    0.18%    to   0.18%
    2010           12,017    11.56   to     11.56        138,970  0.70%    to   0.70%      --     to     --

INVESCO TECHNOLOGY FUND
    2014           25,221    13.35   to     15.09        353,328  0.35%    to   1.25%      --     to     --
    2013           24,794    12.20   to     13.67        293,886  0.35%    to   1.25%      --     to     --
    2012           37,621     9.90   to     11.00        348,854  0.35%    to   1.25%    0.58%    to   1.42%
    2011           48,851     9.06   to      9.97        410,879  0.35%    to   1.25%      --     to     --
    2010           68,649     9.48   to     10.34        609,198  0.35%    to   1.25%      --     to     --

IVY GLOBAL NATURAL RESOURCES FUND
    2014          223,690     5.74   to      9.09      1,709,773  0.35%    to   1.25%      --     to     --
    2013          250,827     6.63   to     10.60      2,140,106  0.35%    to   1.25%      --     to     --
    2012          227,902     6.15   to      9.92      1,828,737  0.35%    to   1.25%    0.40%    to   0.45%
    2011          234,101     6.14   to     10.00      1,882,675  0.35%    to   1.25%      --     to     --
    2010          197,535     7.84   to     12.88      2,009,548  0.35%    to   1.25%      --     to     --

IVY LARGE CAP GROWTH FUND
    2014           34,797    16.04   to     19.09        601,910  0.35%    to   1.25%      --     to     --
    2013           43,888    14.45   to     17.35        684,572  0.35%    to   1.25%    0.06%    to   0.06%
    2012          111,082    11.98   to     12.95      1,306,004    --     to   1.25%    0.28%    to   0.28%
    2011          100,980     9.70   to     11.86      1,035,520  0.35%    to   1.25%      --     to     --
    2010           71,497     9.54   to     11.77        720,957  0.35%    to   1.25%    0.16%    to   0.23%

IVY SCIENCE & TECHNOLOGY FUND
    2014           59,970    22.34   to     22.78      1,399,909  0.15%    to   1.25%      --     to     --
    2013           57,565    22.11   to     24.02      1,307,688    --     to   1.25%      --     to     --
    2012           29,337    14.72   to     15.80        438,472    --     to   1.25%      --     to     --
    2011           24,128    11.77   to     12.48        286,957    --     to   1.25%      --     to     --
    2010           15,889    12.43   to     13.01        196,675    --     to   1.25%      --     to     --

IVY ASSET STRATEGY FUND
    2014          107,315    16.51   to     17.76      1,825,653    --     to   1.25%    0.37%    to   0.39%
    2013          101,191    17.60   to     18.70      1,825,745    --     to   1.25%    0.43%    to   0.54%
    2012           92,828    14.34   to     15.04      1,355,970    --     to   1.25%    2.33%    to   3.08%
    2011           80,362    12.16   to     12.48        991,284  0.35%    to   1.25%    1.24%    to   1.45%
    2010           58,617    13.34   to     13.56        789,469  0.35%    to   1.25%    0.27%    to   0.35%

JANUS ASPEN FORTY PORTFOLIO
    2014           94,745    20.61   to     20.61      1,953,066  0.70%    to   0.70%    0.16%    to   0.16%
    2013          111,877    19.09   to     19.09      2,135,919  0.70%    to   0.70%    0.71%    to   0.71%
    2012          119,154    14.65   to     14.65      1,745,685  0.70%    to   0.70%    0.70%    to   0.70%
    2011          128,767    11.88   to     11.88      1,530,099  0.70%    to   0.70%    0.36%    to   0.36%
    2010          171,444    12.82   to     12.82      2,198,738  0.70%    to   0.70%    0.35%    to   0.35%

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
    2014           21,226    14.50   to     14.50        307,783  0.70%    to   0.70%    0.99%    to   0.99%
    2013           30,091    13.59   to     13.59        408,943  0.70%    to   0.70%    1.18%    to   1.18%
    2012           21,750    10.66   to     10.66        231,779  0.70%    to   0.70%    0.88%    to   0.88%
    2011           23,223     8.94   to      8.94        207,534  0.70%    to   0.70%    0.54%    to   0.54%
    2010           35,321    10.43   to     10.43        368,517  0.70%    to   0.70%    0.62%    to   0.62%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
INVESCO V.I. TECHNOLOGY FUND
    2014        10.30%     to    10.30%
    2013        24.27%     to    24.27%
    2012        10.50%     to    10.50%
    2011        (5.72)%    to    (5.72)%
    2010        20.46%     to    20.46%

INVESCO TECHNOLOGY FUND
    2014         9.42%     to    10.42%
    2013        23.22%     to    24.33%
    2012         9.32%     to    10.31%
    2011        (4.44)%    to    (3.58)%
    2010        19.38%     to    20.46%

IVY GLOBAL NATURAL RESOURCES FUND
    2014       (14.23)%    to   (13.50)%
    2013         6.85%     to     7.81%
    2012        (0.76)%    to     0.14%
    2011       (22.37)%    to   (21.66)%
    2010        15.74%     to    16.78%

IVY LARGE CAP GROWTH FUND
    2014        10.01%     to    11.03%
    2013        33.98%     to    35.19%
    2012         9.19%     to    10.56%
    2011         0.78%     to     1.69%
    2010        12.71%     to    13.72%

IVY SCIENCE & TECHNOLOGY FUND
    2014         3.04%     to     4.01%
    2013        50.19%     to    52.08%
    2012        25.06%     to    26.63%
    2011        (5.31)%    to    (4.12)%
    2010         9.57%     to    10.95%

IVY ASSET STRATEGY FUND
    2014        (6.18)%    to    (5.03)%
    2013        22.77%     to    24.32%
    2012        17.86%     to    19.34%
    2011        (8.82)%    to    (7.99)%
    2010         8.40%     to     9.38%

JANUS ASPEN FORTY PORTFOLIO
    2014         7.98%     to     7.98%
    2013        30.31%     to    30.31%
    2012        23.29%     to    23.29%
    2011        (7.35)%    to    (7.35)%
    2010         6.01%     to     6.01%

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
    2014         6.70%     to     6.70%
    2013        27.53%     to    27.53%
    2012        19.24%     to    19.24%
    2011       (14.34)%    to   (14.34)%
    2010        15.03%     to    15.03%


--------------------------------------------------------------------------------
                                   SA-425

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
JANUS ASPEN ENTERPRISE PORTFOLIO
    2014            2,044  $ 21.85   to   $ 21.85   $     44,651  0.70%    to   0.70%    0.17%    to   0.17%
    2013            1,634    19.55   to     19.55         31,956  0.70%    to   0.70%    0.56%    to   0.56%
    2012            3,372    14.87   to     14.87         50,162  0.70%    to   0.70%      --     to     --
    2011            2,313    12.77   to     12.77         29,541  0.70%    to   0.70%      --     to     --
    2010            6,449    13.05   to     13.05         84,136  0.70%    to   0.70%    0.05%    to   0.05%

JANUS ASPEN BALANCED PORTFOLIO
    2014           28,725    18.83   to     18.83        540,797  0.70%    to   0.70%    1.74%    to   1.74%
    2013           30,568    17.47   to     17.47        534,099  0.70%    to   0.70%    2.25%    to   2.25%
    2012           29,288    14.64   to     14.64        428,887  0.70%    to   0.70%    2.82%    to   2.82%
    2011           36,460    12.98   to     12.98        473,210  0.70%    to   0.70%    2.96%    to   2.96%
    2010           21,261    12.86   to     12.86        273,401  0.70%    to   0.70%    2.83%    to   2.83%

JANUS ASPEN OVERSEAS PORTFOLIO
    2014           24,404     9.11   to     11.94        288,688    --     to   0.70%    5.80%    to   5.81%
    2013           27,961    10.33   to     13.64        378,343    --     to   0.70%    3.14%    to   3.15%
    2012           30,056     9.02   to     11.99        357,633    --     to   0.70%    0.70%    to   0.70%
    2011           31,541     7.95   to     10.64        333,147    --     to   0.70%    0.43%    to   0.47%
    2010           40,137    11.72   to     15.80        630,324    --     to   0.70%    0.23%    to   0.71%

JANUS FLEXIBLE BOND FUND
    2014            1,035    13.28   to     13.28         13,740  0.50%    to   0.50%    2.64%    to   2.64%
    2013              880    12.76   to     12.76         11,226  0.50%    to   0.50%    2.62%    to   2.62%
    2012            2,409    12.88   to     12.88         31,036  0.50%    to   0.50%    3.97%    to   3.97%
    2011            1,973    12.04   to     12.04         23,751  0.50%    to   0.50%    3.71%    to   3.71%
    2010            1,611    11.39   to     11.39         18,345  0.50%    to   0.50%    6.65%    to   6.65%

JANUS FORTY FUND
    2014          326,044    16.90   to     24.70      6,206,898  0.35%    to   1.25%      --     to     --
    2013          324,566    15.62   to     23.03      6,768,614  0.35%    to   1.25%    0.80%    to   0.80%
    2012          423,718    11.90   to     17.71      6,966,627  0.35%    to   1.25%    0.25%    to   0.27%
    2011          425,876     9.66   to     14.50      5,623,940  0.35%    to   1.25%    0.24%    to   0.27%
    2010          401,951    10.46   to     15.84      5,621,902  0.35%    to   1.25%      --     to     --

JANUS BALANCED FUND
    2014          116,885    17.10   to     18.31      2,096,986    --     to   1.25%    1.58%    to   1.65%
    2013          117,447    16.01   to     16.94      1,958,441    --     to   1.25%    1.41%    to   1.41%
    2012          125,273    13.59   to     14.20      1,757,350    --     to   1.25%    2.07%    to   2.15%
    2011          135,931    12.22   to     12.60      1,696,099    --     to   1.25%    1.86%    to   2%
    2010           17,190    13.94   to     14.09        241,493  0.50%    to   1.25%    0.13%    to   0.14%

JANUS ENTERPRISE FUND
    2014           26,486    25.07   to     26.12        675,564  0.50%    to   1.25%      --     to     --
    2013           30,488    22.73   to     23.51        706,115  0.50%    to   1.25%      --     to     --
    2012           39,363    17.66   to     18.13        707,797  0.50%    to   1.25%      --     to     --
    2011           41,679    15.24   to     15.53        643,365  0.50%    to   1.25%      --     to     --
    2010           35,004    15.77   to     15.95        556,228  0.50%    to   1.25%      --     to     --

JANUS OVERSEAS FUND
    2014          266,471    10.22   to     10.74      2,814,465  0.35%    to   1.25%    0.40%    to   0.69%
    2013          305,692    12.02   to     12.52      3,770,037  0.35%    to   1.25%    2.64%    to   3.41%
    2012          626,694    10.89   to     11.37      7,006,378    --     to   1.25%    3.18%    to   3.32%
    2011          615,749     9.83   to     10.14      6,163,069    --     to   1.25%      --     to     --
    2010          583,756    14.84   to     15.12      8,762,044    --     to   1.25%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO
    2014        11.76%     to    11.76%
    2013        31.46%     to    31.46%
    2012        16.47%     to    16.47%
    2011        (2.11)%    to    (2.11)%
    2010        24.97%     to    24.97%

JANUS ASPEN BALANCED PORTFOLIO
    2014         7.77%     to     7.77%
    2013        19.32%     to    19.32%
    2012        12.83%     to    12.83%
    2011         0.93%     to     0.93%
    2010         7.63%     to     7.63%

JANUS ASPEN OVERSEAS PORTFOLIO
    2014       (12.48)%    to   (11.84)%
    2013        13.76%     to    14.56%
    2012        12.68%     to    13.47%
    2011       (32.64)%    to   (32.17)%
    2010        17.19%     to    24.43%

JANUS FLEXIBLE BOND FUND
    2014         4.05%     to     4.05%
    2013        (0.93)%    to    (0.93)%
    2012         7.02%     to     7.02%
    2011         5.72%     to     5.72%
    2010         6.80%     to     6.80%

JANUS FORTY FUND
    2014         7.23%     to     8.17%
    2013        30.09%     to    31.27%
    2012        22.11%     to    23.22%
    2011        (8.47)%    to    (7.65)%
    2010         4.30%     to     5.25%

JANUS BALANCED FUND
    2014         6.78%     to     8.09%
    2013        17.80%     to    19.28%
    2012        11.28%     to    12.68%
    2011        (0.19)%    to     1.07%
    2010        15.39%     to    16.26%

JANUS ENTERPRISE FUND
    2014        10.28%     to    11.10%
    2013        28.70%     to    29.67%
    2012        15.88%     to    16.75%
    2011        (3.32)%    to    (2.60)%
    2010        23.90%     to    24.83%

JANUS OVERSEAS FUND
    2014       (14.97)%    to   (14.23)%
    2013        10.45%     to    11.45%
    2012        10.70%     to    12.09%
    2011       (33.76)%    to   (32.92)%
    2010        17.50%     to    18.97%


--------------------------------------------------------------------------------
                                   SA-426

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
JANUS GLOBAL RESEARCH FUND
    2014           22,233  $ 10.66   to   $ 18.53   $    277,498  0.35%    to   1.25%    0.68%    to   1.23%
    2013           13,065    17.54   to     18.14        234,692  0.50%    to   1.25%    0.22%    to   0.24%
    2012           26,864    13.97   to     14.59        384,296    --     to   1.25%    0.83%    to   0.92%
    2011           26,141    11.83   to     12.20        314,303    --     to   1.25%    0.54%    to   4.37%
    2010           17,190    13.94   to     14.09        241,493  0.50%    to   1.25%    0.13%    to   0.14%

PERKINS MID CAP VALUE FUND
    2014           47,021    19.26   to     20.46        943,961  0.15%    to   1.25%    2.09%    to   2.12%
    2013           42,878    17.94   to     18.84        793,753  0.15%    to   1.25%    0.97%    to   1.14%
    2012           65,427    14.46   to     15.10        973,684    --     to   1.25%    0.63%    to   0.71%
    2011           50,428    13.31   to     13.73        685,150    --     to   1.25%    0.93%    to   1.38%

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
    2014           56,369     7.87   to      8.09        455,511  0.35%    to   1.25%      --     to     --
    2013            3,491     9.96   to     10.14         35,308  0.35%    to   1.25%      --     to     --

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
    2014           45,817    29.82   to     31.79      1,431,450  0.15%    to   1.25%      --     to     --
    2013           78,932    27.66   to     29.38      2,268,888    --     to   1.25%      --     to     --
    2012           77,006    21.94   to     22.88      1,741,191  0.15%    to   1.25%    0.13%    to   0.15%
    2011           41,499    19.17   to     19.77        815,796  0.15%    to   1.25%    0.07%    to   0.09%
    2010            9,691    19.01   to     19.32        186,120  0.35%    to   1.25%      --     to     --

PRUDENTIAL JENNISON 20/20 FOCUS FUND
    2014           24,547    26.60   to     28.61        683,493    --     to   1.25%      --     to     --
    2013           26,674    25.34   to     26.91        702,500    --     to   1.25%      --     to     --
    2012           27,875    19.92   to     20.89        572,979    --     to   1.25%      --     to     --
    2011           16,941    17.85   to     18.49        306,539    --     to   1.25%      --     to     --
    2010           11,789    18.80   to     19.24        224,087    --     to   1.25%      --     to     --

JPMORGAN CORE BOND FUND
    2014           83,446    12.55   to     13.49      1,093,844    --     to   1.25%    2.39%    to   2.52%
    2013          104,939    12.10   to     12.85      1,322,489    --     to   1.25%    2.52%    to   2.55%
    2012           95,971    12.49   to     13.10      1,239,493    --     to   1.25%    2.73%    to   2.74%
    2011           89,747    12.06   to     12.50      1,113,081    --     to   1.25%    3.50%    to   3.51%
    2010           95,047    11.40   to     11.66      1,104,722    --     to   1.25%    1.50%    to   3.74%

JPMORGAN SMALL CAP EQUITY FUND
    2014            2,069    33.59   to     35.39         70,862  0.35%    to   1.25%    0.18%    to   0.19%
    2013            2,505    31.79   to     33.20         80,724  0.35%    to   1.25%    0.16%    to   0.17%
    2012            9,867    23.71   to     24.40        239,697  0.50%    to   1.25%    1.06%    to   1.38%
    2011           11,159    20.38   to     20.82        230,948  0.50%    to   1.25%    0.32%    to   0.37%
    2010            9,522    20.11   to     20.39        193,478  0.50%    to   1.25%    0.20%    to   0.26%

JPMORGAN SMALL CAP GROWTH FUND
    2014           20,618    35.91   to     38.28        763,556  0.15%    to   1.25%      --     to     --
    2013           20,549    36.44   to     38.42        761,993  0.15%    to   1.25%      --     to     --
    2012           35,399    24.96   to     26.18        910,163    --     to   1.25%      --     to     --
    2011           39,811    22.52   to     23.32        917,137    --     to   1.25%      --     to     --
    2010           35,463    23.63   to     24.18        855,475    --     to   1.25%      --     to     --

JPMORGAN SMALL CAP VALUE FUND
    2014           20,657    35.20   to     37.85        776,276    --     to   1.25%    0.46%    to   0.49%
    2013           18,746    34.27   to     36.40        676,604    --     to   1.25%    0.99%    to   1.06%
    2012           18,306    25.48   to     26.73        486,419    --     to   1.25%    0.87%    to   0.91%
    2011           17,428    21.47   to     22.02        382,720  0.35%    to   1.25%    1.04%    to   1.05%
    2010           12,481    22.68   to     23.05        287,540  0.35%    to   1.25%    0.15%    to   0.27%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
JANUS GLOBAL RESEARCH FUND
    2014         1.81%     to     5.67%
    2013        25.61%     to    26.56%
    2012        18.07%     to    19.55%
    2011       (15.12)%    to   (14.05)%
    2010        15.39%     to    16.26%

PERKINS MID CAP VALUE FUND
    2014         7.37%     to     8.60%
    2013        24.06%     to    25.43%
    2012         8.62%     to     9.99%
    2011        (3.94)%    to    (2.73)%

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
    2014       (20.95)%    to   (20.25)%
    2013         8.40%     to     9.37%

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
    2014         7.81%     to     8.99%
    2013        26.09%     to    27.67%
    2012        14.45%     to    15.71%
    2011         0.84%     to     1.95%
    2010        18.49%     to    19.56%

PRUDENTIAL JENNISON 20/20 FOCUS FUND
    2014         4.98%     to     6.31%
    2013        27.22%     to    28.82%
    2012        11.56%     to    12.97%
    2011        (5.05)%    to    (3.86)%
    2010         6.03%     to     7.37%

JPMORGAN CORE BOND FUND
    2014         3.70%     to     5.02%
    2013        (3.14)%    to    (1.92)%
    2012         3.52%     to     4.82%
    2011         5.85%     to     7.18%
    2010         5.74%     to     7.07%

JPMORGAN SMALL CAP EQUITY FUND
    2014         5.66%     to     6.61%
    2013        34.08%     to    35.30%
    2012        16.31%     to    17.18%
    2011         1.33%     to     2.10%
    2010        24.44%     to    25.37%

JPMORGAN SMALL CAP GROWTH FUND
    2014        (1.46)%    to    (0.36)%
    2013        46.02%     to    47.63%
    2012        10.84%     to    12.23%
    2011        (4.73)%    to    (3.53)%
    2010        32.11%     to    33.77%

JPMORGAN SMALL CAP VALUE FUND
    2014         2.70%     to     3.99%
    2013        34.47%     to    36.16%
    2012        18.69%     to    20.18%
    2011        (5.33)%    to    (4.48)%
    2010        23.92%     to    25.04%


--------------------------------------------------------------------------------
                                   SA-427

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
JPMORGAN U.S. EQUITY FUND
    2014           75,479  $ 19.18   to   $ 20.38   $  1,508,784    --     to   1.25%    0.94%    to   0.99%
    2013           33,468    17.12   to     17.97        584,481    --     to   1.25%    0.77%    to   0.91%
    2012           16,054    12.79   to     13.25        210,609    --     to   1.25%    0.88%    to   1.19%
    2011            3,044    11.07   to     11.07         33,715  1.25%    to   1.25%    1.16%    to   1.16%
    2010               90    11.42   to     11.42          1,022  1.25%    to   1.25%      --     to     --

JPMORGAN SMARTRETIREMENT 2015 FUND
    2014          162,912    12.28   to     12.89      2,042,737    --     to   1.25%    3.17%    to   3.47%
    2013          101,775    11.78   to     12.22      1,224,139    --     to   1.25%    2.81%    to   5.81%
    2012           56,366    10.83   to     11.09        619,510    --     to   1.25%    2.74%    to   2.80%
    2011           30,549     9.75   to      9.86        299,084    --     to   1.25%    1.11%    to   1.91%

JPMORGAN SMARTRETIREMENT 2020 FUND
    2014          366,667    12.82   to     13.46      4,792,750    --     to   1.25%    3.05%    to   4.35%
    2013          104,510    12.17   to     12.62      1,302,264    --     to   1.25%    3.02%    to   3.69%
    2012           58,827    10.86   to     11.12        649,582    --     to   1.25%    2.66%    to   2.72%
    2011           20,759     9.63   to      9.73        201,343    --     to   1.25%    1.07%    to   2.15%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2014          449,782    13.17   to     13.83      6,026,509    --     to   1.25%    3.00%    to   3.49%
    2013          151,918    12.45   to     12.91      1,909,973    --     to   1.25%    3.01%    to   3.13%
    2012          111,582    10.79   to     11.05      1,211,362    --     to   1.25%    1.85%    to   3.15%
    2011           27,605     9.43   to      9.45        260,662  1.05%    to   1.25%    1.46%    to   2.74%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2014          389,880    13.41   to     14.08      5,313,744    --     to   1.25%    3.09%    to   3.58%
    2013          173,591    12.64   to     13.10      2,248,092    --     to   1.25%    3.09%    to   6.14%
    2012           99,340    10.69   to     10.95      1,083,448    --     to   1.25%    2.22%    to   2.29%
    2011           79,785     9.26   to      9.37        746,195    --     to   1.25%    1.09%    to   3.55%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2014          207,197    13.64   to     14.32      2,894,285    --     to   1.25%    3.54%    to   3.92%
    2013           75,769    12.84   to     13.31        991,208    --     to   1.25%    3.04%    to   3.13%
    2012           40,082    10.67   to     10.93        432,136    --     to   1.25%    1.86%    to   2.26%
    2011            9,883     9.17   to      9.18         90,677  1.05%    to   1.25%    1.83%    to   2.83%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2014          195,153    13.75   to     14.43      2,745,810    --     to   1.25%    3.26%    to   3.89%
    2013           97,619    12.93   to     13.41      1,297,047    --     to   1.25%    2.97%    to   6.55%
    2012           58,873    10.67   to     10.92        640,822    --     to   1.25%    1.83%    to   2.23%
    2011           40,086     9.16   to      9.26        370,646    --     to   1.25%    1.14%    to   9.73%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2014          154,820    13.75   to     14.43      2,168,021    --     to   1.25%    3.35%    to   4.12%
    2013           44,015    12.94   to     13.42        580,784    --     to   1.25%    3.16%    to   5.11%
    2012           25,280    10.68   to     10.93        273,574    --     to   1.25%    1.40%    to   1.65%
    2011            4,593     9.15   to      9.17         42,101  1.05%    to   1.25%    2.02%    to   2.79%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2014           87,831    13.74   to     14.42      1,227,937    --     to   1.25%    3.03%    to   3.96%
    2013          102,030    12.93   to     13.41      1,362,980    --     to   1.25%    3.08%    to   7.01%
    2012           74,979    10.67   to     10.92        818,277    --     to   1.25%    1.69%    to   2.05%
    2011           54,507     9.17   to      9.26        504,519    --     to   1.05%    1.12%    to   2.79%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
JPMORGAN U.S. EQUITY FUND
    2014        12.04%     to   13.41%
    2013        33.89%     to   35.57%
    2012        15.47%     to   16.92%
    2011        (3.03)%    to   (3.03)%
    2010         5.21%     to    5.21%

JPMORGAN SMARTRETIREMENT 2015 FUND
    2014         4.26%     to    5.51%
    2013         8.80%     to   10.17%
    2012        11.07%     to   12.47%
    2011        (2.50)%    to   (1.41)%

JPMORGAN SMARTRETIREMENT 2020 FUND
    2014         5.36%     to    6.66%
    2013        12.02%     to   13.43%
    2012        12.86%     to   14.28%
    2011        (3.75)%    to   (2.67)%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2014         5.80%     to    7.11%
    2013        15.39%     to   16.84%
    2012        14.39%     to   15.83%
    2011        (5.70)%    to   (5.53)%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2014         6.08%     to    7.45%
    2013        18.19%     to   19.68%
    2012        15.43%     to   16.88%
    2011        (7.36)%    to   (6.33)%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2014         6.26%     to    7.61%
    2013        20.35%     to   21.86%
    2012        16.42%     to   17.88%
    2011        (8.34)%    to   (8.18)%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2014         6.32%     to    7.62%
    2013        21.25%     to   22.77%
    2012        16.48%     to   17.94%
    2011        (8.43)%    to   (7.40)%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2014         6.25%     to    7.56%
    2013        21.22%     to   22.75%
    2012        16.66%     to   18.13%
    2011        (8.47)%    to   (8.31)%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2014         6.25%     to    7.54%
    2013        21.23%     to   22.76%
    2012        16.54%     to   18.00%
    2011        (8.29)%    to   (7.43)%


--------------------------------------------------------------------------------
                                   SA-428

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
JPMORGAN SMARTRETIREMENT INCOME FUND+
    2014           82,733  $ 11.85   to   $ 12.37   $    996,230  0.15%    to   1.25%    2.74%    to   3.18%
    2013           19,811    11.43   to     11.56        226,698  0.85%    to   1.25%    1.74%    to   3.31%
    2012           10,862    10.76   to     10.76        116,835  1.25%    to   1.25%    2.22%    to   2.22%
    2011           19,568     9.90   to      9.90        193,759  1.25%    to   1.25%    1.02%    to   1.02%

JPMORGAN SMARTRETIREMENT 2055 FUND
    2014            8,981    13.59   to     14.06        129,553    --     to   1.25%    3.40%    to   4.47%
    2013            2,772    12.79   to     13.06         35,880    --     to   1.25%    4.57%    to   6.54%
    2012               26    10.56   to     10.59            281  0.65%    to   1.05%    1.59%    to   1.81%

JPMORGAN PRIME MONEY MARKET FUND
    2014          251,895     9.42   to      9.93      2,432,899  0.15%    to   1.25%    0.01%    to   0.01%
    2013          204,815     9.53   to      9.87      1,988,416  0.35%    to   1.25%      --     to   0.01%
    2012          180,179     9.65   to      9.86      1,755,670  0.50%    to   1.25%    0.01%    to   0.01%
    2011          160,193     9.77   to      9.91      1,574,676  0.50%    to   1.25%    0.01%    to   0.01%
    2010          178,330     9.90   to      9.96      1,772,048  0.50%    to   1.25%    0.01%    to   0.01%

KEELEY SMALL CAP VALUE FUND
    2014          101,521    17.91   to     38.32      2,085,382    --     to   1.25%      --     to     --
    2013          105,870    18.12   to     38.38      2,182,544    --     to   1.25%    0.34%    to   0.37%
    2012          107,664    13.63   to     28.60      1,674,317    --     to   1.25%    0.24%    to   0.31%
    2011          103,301    11.14   to     23.15      1,321,914    --     to   1.25%      --     to     --
    2010          109,109    12.17   to     12.82      1,504,908    --     to   1.25%      --     to     --

LOOMIS SAYLES BOND FUND
    2014           99,777    19.14   to     20.58      1,987,670    --     to   1.25%    3.63%    to   3.66%
    2013           38,835    18.60   to     19.76        737,542    --     to   1.25%    4.42%    to   4.49%
    2012           35,363    17.88   to     18.76        642,423    --     to   1.25%    5.26%    to   5.58%
    2011           29,186    15.82   to     16.39        468,435    --     to   1.25%    5.48%    to   5.63%
    2010           21,762    15.53   to     15.88        341,457    --     to   1.25%    1.03%    to   5.75%

LKCM AQUINAS GROWTH FUND
    2014           11,070    16.05   to     16.21        179,446  1.05%    to   1.25%      --     to     --
    2013           12,390    16.18   to     16.18        200,447  1.05%    to   1.05%      --     to     --
    2012            4,984    12.90   to     12.90         64,290  1.05%    to   1.05%      --     to     --
    2011            1,241    11.79   to     11.79         14,638  1.05%    to   1.05%      --     to     --

LKCM AQUINAS VALUE FUND
    2014           13,863    17.46   to     17.63        243,735  1.05%    to   1.25%    1.07%    to   1.08%
    2013           12,420    17.21   to     17.35        214,917  1.05%    to   1.25%    0.26%    to   0.34%
    2012            5,789    13.05   to     13.12         75,697  1.05%    to   1.25%    0.53%    to   0.77%
    2011            4,154    11.79   to     11.84         49,048  1.05%    to   1.25%    0.15%    to   0.20%
    2010            2,462    11.89   to     11.89         29,263  1.25%    to   1.25%    0.05%    to   0.05%

LORD ABBETT AFFILIATED FUND
    2014           56,448    12.77   to     14.65        752,705  0.50%    to   1.25%    2.19%    to   2.22%
    2013           66,531    11.45   to     13.23        785,875  0.50%    to   1.25%    2.02%    to   2.11%
    2012           74,527     8.71   to     10.14        676,019  0.50%    to   1.25%    1.61%    to   1.64%
    2011           79,697     7.55   to      8.86        642,500  0.50%    to   1.25%    1.09%    to   1.24%
    2010           68,317     8.23   to      9.43        632,477  0.50%    to   1.25%    0.76%    to   0.95%

LORD ABBETT FUNDAMENTAL EQUITY FUND
    2014          180,124    21.18   to     23.26      4,447,648    --     to   1.25%    0.57%    to   0.61%
    2013          197,425    20.05   to     21.75      4,447,815    --     to   1.25%    0.25%    to   0.27%
    2012          209,025    14.86   to     15.92      3,426,254    --     to   1.25%    0.53%    to   0.73%
    2011          151,397    13.59   to     14.38      2,256,640    --     to   1.25%      --     to   0.04%
    2010           68,931    10.90   to     11.70      1,138,292  0.35%    to   1.25%    0.22%    to   0.44%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
JPMORGAN SMARTRETIREMENT INCOME FUND+
    2014         2.70%     to    3.65%
    2013         6.28%     to    6.71%
    2012         8.63%     to    8.63%
    2011        (0.98)%    to   (0.98)%

JPMORGAN SMARTRETIREMENT 2055 FUND
    2014         6.25%     to    7.65%
    2013        21.23%     to   22.75%
    2012         5.62%     to    5.92%

JPMORGAN PRIME MONEY MARKET FUND
    2014        (1.18)%    to   (0.07)%
    2013        (1.23)%    to   (0.34)%
    2012        (1.23)%    to   (0.49)%
    2011        (1.23)%    to   (0.49)%
    2010        (0.82)%    to   (0.32)%

KEELEY SMALL CAP VALUE FUND
    2014        (1.18)%    to   (0.16)%
    2013        32.96%     to   34.20%
    2012        22.28%     to   23.54%
    2011        (8.44)%    to   (7.29)%
    2010        24.42%     to   25.98%

LOOMIS SAYLES BOND FUND
    2014         2.89%     to    4.16%
    2013         4.03%     to    5.33%
    2012        13.01%     to   14.43%
    2011         1.92%     to    3.20%
    2010        11.54%     to   12.95%

LKCM AQUINAS GROWTH FUND
    2014         0.18%     to    4.92%
    2013        25.42%     to   25.42%
    2012         9.37%     to    9.37%
    2011         0.44%     to    0.44%

LKCM AQUINAS VALUE FUND
    2014         1.47%     to    1.63%
    2013        31.94%     to   32.21%
    2012        10.62%     to   10.84%
    2011        (0.79)%    to   (0.59)%
    2010         6.53%     to    6.53%

LORD ABBETT AFFILIATED FUND
    2014        10.70%     to   11.50%
    2013        30.52%     to   31.50%
    2012        14.46%     to   15.32%
    2011        (9.04)%    to   (8.30)%
    2010        12.89%     to   13.73%

LORD ABBETT FUNDAMENTAL EQUITY FUND
    2014         5.62%     to    6.94%
    2013        34.94%     to   36.63%
    2012         9.36%     to   10.74%
    2011        (5.22)%    to   (3.92)%
    2010        17.55%     to   18.80%


--------------------------------------------------------------------------------
                                   SA-429

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
LORD ABBETT BOND DEBENTURE FUND
    2014          146,348  $ 15.68   to   $ 16.51   $  2,309,579  0.35%    to   1.25%    4.66%    to   4.69%
    2013          149,564    15.06   to     15.99      2,279,029  0.35%    to   1.25%    5.26%    to   5.27%
    2012          141,121    14.02   to     15.02      2,035,441  0.35%    to   1.25%    5.97%    to   5.97%
    2011          133,268    12.42   to     13.43      1,716,829  0.35%    to   1.25%    6.04%    to   6.12%
    2010          110,460    12.00   to     12.95      1,383,308  0.35%    to   1.25%    5.96%    to   6.16%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2014           21,723    17.29   to     19.00        372,663  0.50%    to   1.25%      --     to     --
    2013           20,014    16.35   to     18.13        321,060  0.50%    to   1.25%      --     to     --
    2012           20,293    11.99   to     13.40        242,742  0.50%    to   1.25%      --     to     --
    2011           20,274    10.47   to     11.94        214,230  0.75%    to   1.25%      --     to     --
    2010           11,130    11.72   to     13.46        133,485  0.75%    to   1.25%      --     to     --

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2014           15,434    17.09   to     17.69        229,448  0.85%    to   1.25%    1.48%    to   1.58%
    2013           23,917    15.54   to     16.02        318,933  0.85%    to   1.25%    1.33%    to   1.33%
    2012           21,520    12.33   to     12.66        226,957  0.85%    to   1.25%    3.21%    to   3.22%
    2011           20,705    11.06   to     11.31        194,984  0.85%    to   1.25%    2.61%    to   2.67%
    2010           19,592    11.23   to     11.44        186,837  0.85%    to   1.25%    2.73%    to   2.74%

LORD ABBETT TOTAL RETURN FUND
    2014           38,287    14.46   to     14.52        554,831  0.15%    to   1.25%    2.73%    to   2.98%
    2013           35,725    13.89   to     14.30        489,340  0.50%    to   1.25%    2.82%    to   3.05%
    2012           40,838    14.29   to     14.57        573,195  0.50%    to   1.25%    3.01%    to   3.31%
    2011           32,874    13.47   to     13.59        433,427  0.50%    to   1.25%    0.13%    to   3.46%
    2010           26,580    12.68   to     12.76        330,665  0.65%    to   1.25%    0.49%    to   2.59%

LORD ABBETT DEVELOPING GROWTH FUND, INC.
    2014          108,715    21.26   to     23.79      2,223,444    --     to   1.25%      --     to     --
    2013          111,294    20.59   to     23.33      2,237,223    --     to   1.25%      --     to     --
    2012          102,700    13.10   to     15.02      1,318,027    --     to   1.25%      --     to     --
    2011           81,437    11.87   to     13.78        957,978    --     to   1.25%      --     to     --
    2010           39,446    12.07   to     14.20        477,155    --     to   1.25%      --     to     --

LORD ABBETT INTERNATIONAL CORE EQUITY FUND
    2014           33,643     9.34   to     11.61        311,254  0.35%    to   1.25%    1.04%    to   1.09%
    2013           32,882    10.36   to     12.98        337,629  0.35%    to   1.25%    0.79%    to   1.88%
    2012           31,051     8.20   to     10.75        257,872  0.50%    to   1.25%    1.29%    to   2.52%
    2011           26,289     7.19   to      9.50        197,202  0.50%    to   1.25%    2.20%    to   2.40%
    2010           18,228     8.23   to     10.95        198,096  0.50%    to   1.25%    1.33%    to   1.35%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2014          232,812    17.96   to     18.76      3,896,609  0.35%    to   1.25%      --     to     --
    2013          219,323    16.67   to     17.25      3,331,098  0.35%    to   1.25%      --     to     --
    2012           28,258    12.40   to     12.67        355,483  0.50%    to   1.25%      --     to     --
    2011           19,158    11.44   to     11.60        221,732  0.50%    to   1.25%      --     to     --
    2010           20,168    12.09   to     12.17        245,414  0.50%    to   1.25%      --     to     --

CLEARBRIDGE VALUE TRUST+
    2014           17,700    16.72   to     75.58        312,260    --     to   1.25%      --     to     --
    2013           16,796    14.91   to     66.54        262,148    --     to   1.25%    0.87%    to   0.91%
    2012           17,298    10.93   to     48.54        196,416    --     to   1.25%    1.14%    to   1.16%
    2011           30,129     9.55   to     42.34        245,175    --     to   1.25%    0.66%    to   0.69%
    2010           27,184     9.99   to     44.06        244,512    --     to   1.25%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
LORD ABBETT BOND DEBENTURE FUND
    2014         3.23%     to     4.14%
    2013         6.45%     to     7.41%
    2012        11.86%     to    12.88%
    2011         2.58%     to     3.51%
    2010        11.39%     to    12.61%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2014         4.80%     to     5.77%
    2013        35.31%     to    36.39%
    2012        12.25%     to    13.24%
    2011       (11.30)%    to   (10.72)%
    2010        21.64%     to    22.34%

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2014        10.00%     to    10.42%
    2013        26.01%     to    26.51%
    2012        11.54%     to    11.99%
    2011        (1.57)%    to    (1.17)%
    2010        13.31%     to    13.76%

LORD ABBETT TOTAL RETURN FUND
    2014         1.31%     to     4.52%
    2013        (2.84)%    to    (1.89)%
    2012         6.13%     to     7.21%
    2011         5.58%     to     6.65%
    2010         6.13%     to     6.93%

LORD ABBETT DEVELOPING GROWTH FUND, INC.
    2014         1.97%     to     3.25%
    2013        55.34%     to    57.19%
    2012         9.00%     to    10.39%
    2011        (2.95)%    to    (1.66)%
    2010        34.70%     to    36.54%

LORD ABBETT INTERNATIONAL CORE EQUITY FUND
    2014       (10.56)%    to    (9.82)%
    2013        20.77%     to    21.86%
    2012        13.22%     to    14.07%
    2011       (13.31)%    to   (12.66)%
    2010         5.19%     to     5.98%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2014         7.74%     to     8.76%
    2013        34.41%     to    35.63%
    2012         8.37%     to     9.18%
    2011        (5.37)%    to    (4.65)%
    2010         5.98%     to     6.51%

CLEARBRIDGE VALUE TRUST+
    2014        12.14%     to    13.59%
    2013        36.41%     to    37.08%
    2012        14.46%     to    14.64%
    2011        (4.45)%    to    (3.90)%
    2010         5.97%     to     7.31%


--------------------------------------------------------------------------------
                                   SA-430

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
BMO MID-CAP VALUE FUND
    2014           43,923  $ 15.69   to   $ 19.26   $    700,590  0.35%    to   0.85%    0.18%    to   0.20%
    2013           37,438    13.49   to     14.12        534,269  0.35%    to   1.05%    0.32%    to   0.41%
    2012           28,224    10.23   to     12.36        295,828  0.35%    to   1.25%    0.67%    to   0.68%
    2011           29,868     8.62   to     10.51        264,239  0.35%    to   1.25%    0.43%    to   0.45%
    2010           23,873     9.29   to     11.42        226,948  0.35%    to   1.25%    0.55%    to   0.56%

MASSMUTUAL RETIRESMART(SM) 2010 FUND+
    2014           11,558    10.13   to     10.17        117,227  0.65%    to   1.25%    4.57%    to   5.28%

MFS EMERGING MARKETS EQUITY FUND
    2014           25,834    12.77   to     13.24        334,441  0.50%    to   1.25%    4.41%    to   4.44%
    2013           23,312    12.38   to     12.74        291,908  0.50%    to   1.25%    4.53%    to   4.55%
    2012           27,964    13.40   to     13.69        378,862  0.50%    to   1.25%    4.86%    to   4.88%
    2011           11,312    11.41   to     11.57        129,416  0.50%    to   1.25%    5.30%    to   5.32%
    2010            5,195    10.91   to     10.98         56,758  0.50%    to   1.25%    1.44%    to   1.57%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2014          151,696    18.67   to     20.97      3,144,349  0.35%    to   1.25%    0.06%    to   0.62%
    2013          196,714    16.95   to     18.86      3,525,935  0.35%    to   1.25%    0.54%    to   0.69%
    2012          275,420    13.19   to     14.55      2,998,335  0.35%    to   1.25%    0.76%    to   0.88%
    2011          249,586    11.42   to     12.49      2,385,857  0.35%    to   1.25%    0.46%    to   0.58%
    2010          257,808    11.42   to     12.37      2,494,811  0.35%    to   1.25%    0.31%    to   0.58%

MFS HIGH INCOME FUND
    2014          111,613     9.91   to     20.94      1,406,215  0.35%    to   1.25%    5.39%    to   5.61%
    2013           62,049    20.74   to     21.08      1,275,448  0.50%    to   1.25%    5.87%    to   5.87%
    2012           71,294    19.75   to     19.92      1,390,306  0.50%    to   1.25%    6.60%    to   6.60%
    2011           58,368    17.51   to     17.53        991,533  0.50%    to   1.25%    6.96%    to   6.97%
    2010           43,591    16.92   to     17.03        739,196  0.50%    to   1.25%    7.39%    to   7.42%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2014           13,778    24.03   to     27.21        346,296    --     to   1.25%    1.00%    to   1.07%
    2013           14,627    25.05   to     28.34        382,433    --     to   1.25%    1.14%    to   1.28%
    2012           14,848    21.24   to     23.98        326,492    --     to   1.25%    1.15%    to   1.18%
    2011           16,194    17.24   to     19.44        284,974    --     to   1.25%    1.09%    to   1.18%
    2010           15,728    19.44   to     21.91        306,936    --     to   1.25%    1.06%    to   1.16%

MFS MID CAP GROWTH FUND
    2014           45,443    11.00   to     13.49        612,576  0.35%    to   1.25%      --     to     --
    2013           42,349    12.58   to     13.75        556,752  0.50%    to   1.25%      --     to     --
    2012           49,035     9.31   to     10.10        473,211  0.50%    to   1.25%      --     to     --
    2011           54,209     8.11   to      8.73        456,549  0.50%    to   1.25%      --     to     --
    2010           58,904     8.75   to      9.35        533,755  0.50%    to   1.25%      --     to     --

MFS NEW DISCOVERY FUND
    2014          115,375    12.66   to     13.29      1,517,421    --     to   1.25%      --     to     --
    2013           48,566    13.86   to     14.37        694,266    --     to   1.25%      --     to     --
    2012           35,088     9.97   to     10.20        357,774    --     to   1.25%      --     to     --
    2011           31,000     8.35   to      8.42        260,944  0.35%    to   1.25%      --     to     --

MFS RESEARCH INTERNATIONAL FUND
    2014          317,826     9.06   to      9.62      2,968,932  0.35%    to   1.25%    2.24%    to   2.46%
    2013          218,212     9.86   to     10.29      2,194,927  0.50%    to   1.25%    1.46%    to   1.95%
    2012          183,928     8.41   to      8.71      1,569,111  0.50%    to   1.25%    1.79%    to   1.91%
    2011          104,332     7.30   to      7.51        769,227  0.50%    to   1.25%    2.07%    to   3.22%
    2010           63,871     8.29   to      8.46        532,680  0.50%    to   1.25%    0.01%    to   1.96%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
BMO MID-CAP VALUE FUND
    2014        10.55%     to    11.14%
    2013        37.04%     to    38.01%
    2012        17.62%     to    18.68%
    2011        (7.98)%    to    (7.15)%
    2010        20.16%     to    21.24%

MASSMUTUAL RETIRESMART(SM) 2010 FUND+
    2014        (1.11)%    to    (0.78)%

MFS EMERGING MARKETS EQUITY FUND
    2014         3.12%     to     3.92%
    2013        (7.64)%    to    (6.95)%
    2012        17.38%     to    18.26%
    2011         4.61%     to     5.40%
    2010         4.61%     to     5.13%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2014        10.16%     to    11.17%
    2013        28.53%     to    29.69%
    2012        15.46%     to    16.50%
    2011         0.06%     to     0.97%
    2010        12.76%     to    13.78%

MFS HIGH INCOME FUND
    2014        (2.30)%    to     0.94%
    2013         5.03%     to     5.82%
    2012        12.75%     to    13.60%
    2011         2.84%     to     3.62%
    2010        14.00%     to    14.86%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2014        (4.09)%    to    (3.99)%
    2013        17.98%     to    18.18%
    2012        23.16%     to    23.35%
    2011       (11.32)%    to   (11.27)%
    2010        20.56%     to    20.92%

MFS MID CAP GROWTH FUND
    2014         7.26%     to     7.77%
    2013        35.17%     to    36.19%
    2012        14.74%     to    15.60%
    2011        (7.29)%    to    (6.59)%
    2010        27.10%     to    28.05%

MFS NEW DISCOVERY FUND
    2014        (8.65)%    to    (7.51)%
    2013        39.10%     to    40.85%
    2012        19.34%     to    20.84%
    2011       (16.49)%    to   (15.82)%

MFS RESEARCH INTERNATIONAL FUND
    2014        (8.14)%    to    (6.62)%
    2013        17.17%     to    18.06%
    2012        15.21%     to    16.08%
    2011       (11.93)%    to   (11.27)%
    2010         9.54%     to    10.37%


--------------------------------------------------------------------------------
                                   SA-431

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
MFS TOTAL RETURN FUND
    2014          180,309  $ 14.49   to   $ 15.28   $  2,588,949    --     to   1.25%    2.20%    to   2.23%
    2013          149,739    13.38   to     14.28      2,002,617    --     to   1.25%    2.05%    to   2.07%
    2012          136,208    11.26   to     12.16      1,544,326    --     to   1.25%    2.57%    to   2.59%
    2011          100,448    10.11   to     11.07      1,042,877    --     to   1.25%      --     to   2.54%
    2010           64,409     9.75   to     11.00        660,143  0.50%    to   1.25%    2.49%    to   2.80%

MFS UTILITIES FUND
    2014          418,707    10.43   to     38.71      5,973,039  0.35%    to   1.25%    2.62%    to   2.69%
    2013          246,305    14.57   to     34.82      5,053,450    --     to   1.25%    2.72%    to   2.75%
    2012          331,248    12.12   to     29.34      5,882,311    --     to   1.25%    3.06%    to   3.13%
    2011          316,100    23.80   to     26.21      5,083,255    --     to   1.25%    3.29%    to   9.10%
    2010          267,944    10.27   to     24.91      4,168,449  0.35%    to   1.25%    3.31%    to   3.37%

MFS VALUE FUND
    2014          781,685    15.70   to     22.93     11,573,069    --     to   1.25%    2.08%    to   2.15%
    2013          567,125    14.24   to     21.05      8,770,901    --     to   1.25%    1.60%    to   1.63%
    2012          568,106    10.51   to     15.73      6,622,795    --     to   1.25%    1.80%    to   1.90%
    2011          452,231     9.05   to     13.72      4,674,875    --     to   1.25%    1.64%    to   1.69%
    2010          379,226     8.66   to      9.07      4,052,785    --     to   1.25%    0.79%    to   1.54%

MFS RESEARCH BOND FUND
    2014           15,791    14.34   to     14.40        226,837  0.50%    to   1.25%    2.88%    to   2.89%
    2013           12,414    13.71   to     13.75        169,090  0.50%    to   1.25%    2.85%    to   2.87%
    2012           11,503    13.94   to     14.09        158,787  0.50%    to   1.25%    3.15%    to   3.26%
    2011            7,172    13.04   to     13.28         92,011  0.50%    to   1.25%    3.67%    to   3.70%
    2010            4,867    12.32   to     12.64         59,208  0.50%    to   1.25%    1.68%    to   4.09%

MFS MASSACHUSETTS INVESTORS TRUST
    2014           51,608    28.83   to     31.00      1,559,568    --     to   1.25%    0.85%    to   0.92%
    2013           46,998    26.31   to     27.94      1,287,141    --     to   1.25%    0.94%    to   0.94%
    2012           41,320    20.20   to     21.19        860,923    --     to   1.25%    1.31%    to   1.32%
    2011           25,879    17.16   to     17.60        453,630  0.35%    to   1.25%    1.10%    to   1.17%
    2010           19,113    17.70   to     17.99        343,153  0.35%    to   1.25%    0.94%    to   1.97%

MFS INTERNATIONAL GROWTH FUND
    2014            6,712    13.08   to     13.21         87,933  1.05%    to   1.25%    1.31%    to   1.37%
    2013            5,444    13.99   to     14.21         76,434  0.85%    to   1.25%    0.63%    to   0.66%
    2012            3,290    12.48   to     12.62         41,130  0.85%    to   1.25%    1.37%    to   1.42%
    2011            1,481    10.58   to     10.58         15,661  1.25%    to   1.25%    1.25%    to   1.25%

MFS CORE EQUITY FUND
    2014          110,446    11.05   to     22.63      1,264,895  0.35%    to   1.25%    0.37%    to   0.81%
    2013           75,690    20.63   to     21.35      1,104,806  0.50%    to   1.25%    0.20%    to   0.76%
    2012           75,425    15.58   to     16.00        822,702  0.50%    to   1.25%    0.30%    to   0.63%
    2011           86,404    13.52   to     13.78        813,382  0.50%    to   1.25%    0.73%    to   0.74%
    2010           84,827     9.29   to     14.01        810,912  0.50%    to   1.25%    0.80%    to   0.84%

MFS GOVERNMENT SECURITIES FUND
    2014          398,530    11.82   to     12.85      4,975,210    --     to   1.25%    2.13%    to   2.17%
    2013          409,580    11.44   to     12.28      4,895,889    --     to   1.25%    2.17%    to   2.17%
    2012          369,828    11.93   to     12.65      4,564,604    --     to   1.25%    2.53%    to   2.56%
    2011          292,312    11.84   to     12.39      3,530,425    --     to   1.25%    2.87%    to   2.89%
    2010          218,733    11.18   to     11.56      2,481,103    --     to   1.25%    1.54%    to   3.19%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
MFS TOTAL RETURN FUND
    2014         6.97%     to     8.32%
    2013        17.38%     to    18.86%
    2012         9.93%     to    11.32%
    2011         0.56%     to     1.82%
    2010         8.72%     to     9.54%

MFS UTILITIES FUND
    2014        (0.93)%    to    11.18%
    2013        18.67%     to    20.18%
    2012        11.92%     to    13.33%
    2011         5.26%     to     6.59%
    2010        12.16%     to    13.12%

MFS VALUE FUND
    2014         8.92%     to    10.27%
    2013        33.80%     to    35.51%
    2012        14.69%     to    16.13%
    2011        (1.45)%    to    (0.20)%
    2010        10.02%     to    11.40%

MFS RESEARCH BOND FUND
    2014         4.31%     to     5.06%
    2013        (2.37)%    to    (1.64)%
    2012         6.08%     to     6.87%
    2011         5.05%     to     5.84%
    2010         6.86%     to     7.67%

MFS MASSACHUSETTS INVESTORS TRUST
    2014         9.57%     to    10.97%
    2013        30.23%     to    31.86%
    2012        17.70%     to    19.18%
    2011        (3.03)%    to    (2.15)%
    2010        10.13%     to    11.12%

MFS INTERNATIONAL GROWTH FUND
    2014        (6.51)%    to    (6.33)%
    2013        12.16%     to    12.61%
    2012        17.94%     to    18.42%
    2011       (11.91)%    to   (11.91)%

MFS CORE EQUITY FUND
    2014         6.62%     to     9.72%
    2013        32.44%     to    33.43%
    2012        15.21%     to    16.08%
    2011        (2.36)%    to    (1.60)%
    2010        15.62%     to    16.48%

MFS GOVERNMENT SECURITIES FUND
    2014         3.32%     to     4.62%
    2013        (4.16)%    to    (2.96)%
    2012         0.82%     to     2.09%
    2011         5.86%     to     7.20%
    2010         3.30%     to     4.60%


--------------------------------------------------------------------------------
                                   SA-432

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
MFS INTERNATIONAL VALUE FUND
    2014          235,570  $ 24.61   to   $ 32.89   $  6,279,319    --     to   1.25%    2.39%    to   2.44%
    2013          138,756    24.60   to     33.57      3,746,968    --     to   1.25%    1.85%    to   1.95%
    2012           99,732    19.55   to     26.92      2,179,471    --     to   1.25%    1.94%    to   2.17%
    2011           82,680    17.10   to     23.65      1,619,606    --     to   1.25%    1.80%    to   1.97%
    2010           35,594    17.66   to     18.06        641,731    --     to   1.25%    1.46%    to   1.88%

MFS TECHNOLOGY FUND
    2014            2,965    35.59   to     36.64        108,462  0.75%    to   1.25%      --     to     --
    2013            3,519    32.67   to     33.47        117,683  0.75%    to   1.25%      --     to     --
    2012            3,607    24.46   to     24.93         89,793  0.75%    to   1.25%      --     to     --
    2011            3,757    21.68   to     21.80         81,885  1.05%    to   1.25%      --     to     --
    2010            2,789    21.70   to     21.78         60,725  1.05%    to   1.25%      --     to     --

MFS CORE EQUITY SERIES
    2014            1,425    18.32   to     18.32         26,101  0.70%    to   0.70%    0.92%    to   0.92%
    2013              908    16.58   to     16.58         15,064  0.70%    to   0.70%    1.02%    to   1.02%
    2012              908    12.41   to     12.41         11,270  0.70%    to   0.70%    0.78%    to   0.78%
    2011              908    10.75   to     10.75          9,765  0.70%    to   0.70%    0.98%    to   0.98%
    2010              908    10.94   to     10.94          9,935  0.70%    to   0.70%    0.91%    to   0.91%

MFS INVESTORS GROWTH STOCK SERIES
    2014            2,582    18.69   to     18.69         48,258  0.70%    to   0.70%    0.53%    to   0.53%
    2013            2,582    16.88   to     16.88         43,602  0.70%    to   0.70%    0.73%    to   0.73%
    2012              805    13.05   to     13.05         10,507  0.70%    to   0.70%    0.46%    to   0.46%
    2011              805    11.23   to     11.23          9,046  0.70%    to   0.70%    0.55%    to   0.55%
    2010              805    11.25   to     11.25          9,057  0.70%    to   0.70%    0.41%    to   0.41%

MFS UTILITIES SERIES
    2014           14,894    18.72   to     21.29        316,570    --     to   0.70%    2.09%    to   2.14%
    2013           14,449    16.60   to     19.02        274,222    --     to   0.70%    2.32%    to   2.34%
    2012           11,102    13.78   to     15.89        175,420    --     to   0.70%    6.78%    to   6.99%
    2011           11,627    12.14   to     14.10        163,018    --     to   0.70%    3.17%    to   3.25%
    2010           11,843    11.37   to     13.30        156,571    --     to   0.70%    2.91%    to   2.91%

MFS GROWTH FUND
    2014          179,079    15.79   to     16.41      2,931,536  0.15%    to   1.25%      --     to     --
    2013          142,864    14.73   to     15.15      2,159,844  0.15%    to   1.25%      --     to     --
    2012           11,030    10.95   to     11.04        121,229  0.65%    to   1.25%      --     to     --
    2011            1,177     9.46   to      9.47         11,149  1.05%    to   1.25%      --     to     --

MFS HIGH YIELD PORTFOLIO
    2014           12,843    10.70   to     10.70        137,424  0.70%    to   0.70%    5.49%    to   5.49%
    2013           12,830    10.48   to     10.48        134,480  0.70%    to   0.70%    2.38%    to   2.38%

BLACKROCK GLOBAL ALLOCATION FUND
    2014          760,751    14.28   to     15.73     10,854,930    --     to   1.25%    2.17%    to   2.18%
    2013          957,726    14.01   to     15.63     13,164,007    --     to   1.25%    1.19%    to   1.25%
    2012          949,367    12.25   to     13.83     11,596,184    --     to   1.25%    1.28%    to   1.34%
    2011          766,449    10.03   to     12.73      8,408,552  0.35%    to   1.25%    1.98%    to      2%
    2010          591,929    10.45   to     13.39      6,866,648  0.35%    to   1.25%    1.33%    to   1.40%

BLACKROCK LARGE CAP CORE FUND
    2014            5,657    13.80   to     15.65         78,970  0.35%    to   1.25%    0.03%    to   0.36%
    2013           43,567    12.41   to     14.20        540,961  0.35%    to   1.25%      --     to     --
    2012           41,814     9.33   to     10.77        392,478  0.35%    to   1.25%    0.94%    to   1.90%
    2011           41,880     8.19   to      9.55        348,720  0.35%    to   1.25%    0.40%    to   0.54%
    2010           37,480     8.23   to      9.67        310,109  0.35%    to   1.25%    0.51%    to   0.58%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
MFS INTERNATIONAL VALUE FUND
    2014        (2.03)%    to    0.02%
    2013        24.70%     to   25.79%
    2012        18.83%     to   14.34%
    2011        (3.14)%    to   (1.92)%
    2010         7.78%     to    9.14%

MFS TECHNOLOGY FUND
    2014         8.94%     to    9.47%
    2013        33.57%     to   34.24%
    2012        12.84%     to   13.40%
    2011        (0.09)%    to    0.11%
    2010        18.62%     to   18.86%

MFS CORE EQUITY SERIES
    2014        10.49%     to   10.49%
    2013        33.66%     to   33.66%
    2012        15.42%     to   15.42%
    2011        (1.71)%    to   (1.71)%
    2010        16.40%     to   16.40%

MFS INVESTORS GROWTH STOCK SERIES
    2014        10.71%     to   10.71%
    2013        29.38%     to   29.38%
    2012        16.16%     to   16.16%
    2011        (0.12)%    to   (0.12)%
    2010        11.69%     to   11.69%

MFS UTILITIES SERIES
    2014        11.94%     to   12.75%
    2013        19.68%     to   20.52%
    2012        12.69%     to   13.48%
    2011         6.04%     to    6.78%
    2010        13.01%     to   13.68%

MFS GROWTH FUND
    2014         7.19%     to    8.31%
    2013        34.62%     to   36.10%
    2012        15.67%     to   16.37%
    2011        (5.38)%    to   (5.28)%

MFS HIGH YIELD PORTFOLIO
    2014         2.11%     to    2.11%
    2013         4.82%     to    4.82%

BLACKROCK GLOBAL ALLOCATION FUND
    2014         0.62%     to    1.91%
    2013        13.01%     to   14.43%
    2012         8.65%     to   10.01%
    2011        (4.91)%    to   (4.04)%
    2010         8.49%     to    9.47%

BLACKROCK LARGE CAP CORE FUND
    2014        10.24%     to   11.23%
    2013        31.81%     to   33.00%
    2012        12.81%     to   13.83%
    2011        (1.27)%    to   (0.38)%
    2010         9.64%     to   10.63%


--------------------------------------------------------------------------------
                                   SA-433

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
BLACKROCK VALUE OPPORTUNITIES FUND
    2014            3,618  $ 15.64   to   $ 15.64   $     56,568  1.25%    to   1.25%      --     to     --
    2013            3,286    15.11   to     15.11         49,662  1.25%    to   1.25%      --     to     --
    2012            2,785    10.75   to     10.75         29,929  1.25%    to   1.25%      --     to     --
    2011            3,394     9.61   to      9.61         32,627  1.25%    to   1.25%      --     to     --
    2010            2,485    10.01   to     10.01         24,879  1.25%    to   1.25%    0.01%    to   0.01%

BLACKROCK SMALL CAP GROWTH FUND
    2014           49,870    15.85   to     17.80        821,630  0.35%    to   1.25%      --     to     --
    2013           45,764    15.62   to     17.70        739,317  0.35%    to   1.25%      --     to     --
    2012           49,624    10.82   to     12.38        562,185  0.35%    to   1.25%      --     to     --
    2011           50,291     9.92   to     11.45        523,139  0.35%    to   1.25%      --     to     --
    2010           46,276    10.05   to     11.70        488,443  0.35%    to   1.25%      --     to     --

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
    2014           87,926    17.62   to     18.45      1,471,405  0.35%    to   1.25%    0.36%    to   0.51%
    2013           87,310    16.61   to     17.56      1,410,364  0.35%    to   1.25%    0.61%    to   0.68%
    2012          101,193    12.51   to     13.34      1,176,266  0.35%    to   1.25%    0.33%    to   0.36%
    2011           86,525    11.09   to     11.93        899,965  0.35%    to   1.25%    0.40%    to   0.42%
    2010           79,589    11.19   to     12.15        826,351  0.35%    to   1.25%      --     to     --

BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
    2014           73,632    12.10   to     12.85        927,088    --     to   1.25%    1.95%    to   2.47%
    2013           71,337    13.83   to     14.51      1,020,365    --     to   1.25%    0.10%    to   0.14%
    2012          104,803    11.47   to     11.88      1,238,323    --     to   1.25%    1.58%    to   1.93%
    2011           89,252     9.84   to     10.07        896,792    --     to   1.25%    1.86%    to   2.12%
    2010            3,075    11.64   to     11.71         35,827  0.50%    to   1.25%    0.85%    to   1.37%

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2014           19,682    14.65   to     15.04        290,908  0.50%    to   1.25%      --     to     --
    2013           20,374    13.99   to     14.25        286,343  0.50%    to   1.25%      --     to     --
    2012           19,449     9.65   to      9.76        188,274  0.50%    to   1.25%      --     to     --
    2011           22,481     8.83   to      8.86        198,690  0.50%    to   1.25%      --     to     --

MUNDER MIDCAP CORE GROWTH FUND
    2014          200,641    19.36   to     47.96      4,218,249    --     to   1.25%    0.03%    to   0.03%
    2013          184,590    17.84   to     43.64      3,534,084    --     to   1.25%      --     to     --
    2012          171,054    13.54   to     32.72      2,476,785    --     to   1.25%      --     to     --
    2011          155,517    11.85   to     28.27      1,955,748    --     to   1.25%      --     to     --
    2010          148,458    12.12   to     27.89      1,876,934    --     to   1.25%      --     to     --

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
    2014           72,720    18.56   to     31.82      1,598,555    --     to   1.25%    0.28%    to   1.12%
    2013           64,400    17.04   to     28.86      1,283,648    --     to   1.25%    1.13%    to   1.39%
    2012           48,119    12.51   to     20.92        682,243    --     to   1.25%    0.96%    to   1.00%
    2011           41,854    11.44   to     18.88        545,640    --     to   1.25%    0.70%    to   0.75%
    2010           21,371    11.86   to     17.45        307,142    --     to   1.25%    0.50%    to   0.52%

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
    2014            1,739     9.00   to      9.27         15,762  0.50%    to   1.25%    4.15%    to   7.05%
    2013            2,264     9.96   to     10.18         22,660  0.50%    to   1.25%    2.54%    to   4.30%
    2012            3,900     8.30   to      8.33         32,458  1.05%    to   1.25%    4.23%    to   5.63%
    2011            1,795     8.23   to      8.24         14,785  1.05%    to   1.25%    2.01%    to   2.72%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
BLACKROCK VALUE OPPORTUNITIES FUND
    2014         3.48%     to     3.48%
    2013        40.64%     to    40.64%
    2012        11.79%     to    11.79%
    2011        (3.99)%    to    (3.99)%
    2010        26.63%     to    26.63%

BLACKROCK SMALL CAP GROWTH FUND
    2014         0.56%     to     1.48%
    2013        43.04%     to    44.33%
    2012         8.11%     to     9.09%
    2011        (2.12)%    to    (1.24)%
    2010        20.44%     to    21.53%

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
    2014         5.08%     to     6.05%
    2013        31.64%     to    32.83%
    2012        11.80%     to    12.81%
    2011        (1.83)%    to    (0.94)%
    2010        24.12%     to    25.24%

BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
    2014       (12.53)%    to   (11.42)%
    2013        20.62%     to    22.14%
    2012        16.56%     to    18.02%
    2011       (15.48)%    to   (14.42)%
    2010         9.81%     to    10.36%

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2014         4.70%     to     5.52%
    2013        44.92%     to    46.01%
    2012         9.29%     to    10.11%
    2011       (11.70)%    to   (11.36)%

MUNDER MIDCAP CORE GROWTH FUND
    2014         8.53%     to     9.90%
    2013        31.73%     to    33.38%
    2012        14.29%     to    15.72%
    2011        (2.27)%    to    (0.77)%
    2010        23.63%     to    25.18%

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
    2014         8.94%     to    10.27%
    2013        36.16%     to    37.96%
    2012         9.38%     to    10.79%
    2011        (4.30)%    to    (3.05)%
    2010        21.04%     to    22.37%

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
    2014        (9.63)%    to    (8.97)%
    2013        20.12%     to    21.02%
    2012         0.85%     to     1.05%
    2011       (17.74)%    to   (17.60)%


--------------------------------------------------------------------------------
                                   SA-434

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
OAKMARK INTERNATIONAL SMALL CAP FUND
    2014           15,233  $ 34.25   to   $ 34.25   $    521,712  0.35%    to   0.35%    1.35%    to   1.35%
    2013           17,784    37.24   to     37.24        662,326  0.35%    to   0.35%    3.43%    to   3.43%
    2012           18,868    29.27   to     29.27        552,300  0.35%    to   0.35%    1.22%    to   1.22%
    2011           31,671    24.81   to     24.81        785,838  0.35%    to   0.35%    0.10%    to   0.10%
    2010           42,094    29.80   to     29.80      1,254,262  0.35%    to   0.35%    0.34%    to   0.34%

THE OAKMARK EQUITY AND INCOME FUND
    2014        1,060,331    15.85   to     15.85     16,811,434    --     to     --     0.83%    to   0.83%
    2013          965,429    14.83   to     14.83     14,315,104    --     to     --     0.54%    to   0.54%
    2012          890,406    11.93   to     11.93     10,626,311    --     to     --     1.05%    to   1.05%
    2011          728,995    10.94   to     10.94      7,977,628    --     to     --     1.47%    to   1.47%
    2010          567,747    10.87   to     10.87      6,173,443    --     to     --     1.26%    to   1.26%

OPPENHEIMER CAPITAL APPRECIATION FUND
    2014          138,048    11.68   to     16.68      1,705,409  0.35%    to   1.25%      --     to     --
    2013           94,320    14.68   to     16.05      1,494,043  0.50%    to   1.25%    0.04%    to   0.04%
    2012          142,970    11.50   to     12.48      1,742,375  0.50%    to   1.25%    0.64%    to   0.67%
    2011          142,370    10.24   to     11.03      1,536,168  0.50%    to   1.25%    0.16%    to   0.17%
    2010          143,482    10.54   to     11.27      1,584,547  0.50%    to   1.25%      --     to     --

OPPENHEIMER GLOBAL FUND
    2014          285,436    22.14   to    118.02      6,103,021    --     to   1.25%    0.76%    to   0.83%
    2013          208,431    21.96   to    115.63      5,871,436    --     to   1.25%    0.84%    to   0.85%
    2012          229,997    17.54   to     91.21      5,042,783    --     to   1.25%    1.08%    to   1.13%
    2011          281,562    14.71   to     75.54      4,209,365    --     to   1.25%    0.74%    to   1.81%
    2010          274,534    16.31   to     82.73      5,117,115    --     to   1.25%    0.96%    to   1.39%

OPPENHEIMER INTERNATIONAL GROWTH FUND
    2014          349,868    12.03   to     16.09      4,295,406    --     to   1.25%    0.71%    to   0.88%
    2013          299,317    12.97   to     17.57      3,973,781    --     to   1.25%    0.71%    to   1.35%
    2012           42,457    10.05   to     14.22        514,048  0.50%    to   1.25%    1.33%    to   1.40%
    2011           32,674     8.30   to     11.84        335,372  0.50%    to   1.25%    0.80%    to   0.81%
    2010           23,046     9.04   to     12.99        278,803  0.50%    to   1.25%    0.62%    to   0.79%

OPPENHEIMER MAIN STREET FUND
    2014           20,010    13.52   to     14.48        275,644  0.35%    to   1.25%    0.71%    to   0.76%
    2013           18,278    12.40   to     13.16        229,570  0.35%    to   1.25%    0.64%    to   0.76%
    2012           17,015     9.54   to      9.95        164,065  0.50%    to   1.25%    1.16%    to   1.17%
    2011           14,949     8.29   to      8.58        125,088  0.50%    to   1.25%    0.49%    to   0.53%
    2010           12,829     8.41   to      8.60        108,380  0.65%    to   1.25%    0.63%    to   0.71%

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
    2014           41,948    14.00   to     14.63        583,946  0.50%    to   1.25%    4.54%    to   4.59%
    2013           38,883    13.71   to     14.43        530,923  0.50%    to   1.25%    4.94%    to   4.95%
    2012           34,234    13.84   to     14.68        483,480  0.50%    to   1.25%    5.88%    to   5.94%
    2011           21,181    12.24   to     13.08        265,674  0.50%    to   1.25%    6.12%    to   6.12%
    2010           14,265    12.20   to     13.13        180,812  0.50%    to   1.25%    6.41%    to   6.50%

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND+
    2014          170,964    15.54   to     17.09      2,736,323  0.35%    to   1.25%    0.40%    to   0.60%
    2013          200,032    13.89   to     15.42      2,875,524  0.35%    to   1.25%    0.05%    to   0.05%
    2012          200,523    10.45   to     11.70      2,171,744  0.35%    to   1.25%    0.80%    to   0.90%
    2011          181,800     8.98   to     10.15      1,703,245  0.35%    to   1.25%    0.21%    to   0.24%
    2010          140,671     9.25   to     10.55      1,389,018  0.35%    to   1.25%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
OAKMARK INTERNATIONAL SMALL CAP FUND
    2014        (8.03)%    to    (8.03)%
    2013        27.23%     to    27.23%
    2012        17.97%     to    17.97%
    2011       (16.73)%    to   (16.73)%
    2010        21.11%     to    21.11%

THE OAKMARK EQUITY AND INCOME FUND
    2014         6.91%     to     6.91%
    2013        24.25%     to    24.25%
    2012         9.05%     to     9.05%
    2011         0.64%     to     0.64%
    2010         9.50%     to     9.50%

OPPENHEIMER CAPITAL APPRECIATION FUND
    2014        10.43%     to    13.65%
    2013        27.64%     to    28.60%
    2012        12.28%     to    13.12%
    2011        (2.80)%    to    (2.06)%
    2010         7.79%     to     8.60%

OPPENHEIMER GLOBAL FUND
    2014         0.80%     to     2.07%
    2013        25.20%     to    26.77%
    2012        19.25%     to    20.75%
    2011        (9.83)%    to    (8.69)%
    2010        14.24%     to    15.68%

OPPENHEIMER INTERNATIONAL GROWTH FUND
    2014        (8.40)%    to    (7.23)%
    2013        23.56%     to    25.11%
    2012        20.11%     to    21.01%
    2011        (8.86)%    to    (8.17)%
    2010        13.27%     to    14.12%

OPPENHEIMER MAIN STREET FUND
    2014         9.06%     to    10.05%
    2013        29.91%     to    31.09%
    2012        15.10%     to    15.97%
    2011        (1.46)%    to    (0.72)%
    2010        14.34%     to    15.03%

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
    2014         1.39%     to     2.13%
    2013        (1.69)%    to    (0.95)%
    2012        12.20%     to    13.05%
    2011        (0.38)%    to     0.37%
    2010        14.44%     to    15.30%

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND+
    2014        10.84%     to    11.85%
    2013        31.74%     to    32.93%
    2012        15.32%     to    16.36%
    2011        (3.86)%    to    (2.99)%
    2010        21.62%     to    22.72%


--------------------------------------------------------------------------------
                                   SA-435

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
OPPENHEIMER DEVELOPING MARKETS FUND
    2014          278,596  $ 55.72   to   $ 77.89   $  5,808,852    --     to   1.25%    0.29%    to    0.73%
    2013          224,580    59.27   to     81.82      5,571,304    --     to   1.25%    0.10%    to    0.11%
    2012          189,017    55.39   to     75.51      4,707,381    --     to   1.25%    0.45%    to    0.89%
    2011          147,971    46.41   to     62.49      3,336,819    --     to   1.25%    2.41%    to    2.50%
    2010           87,168    57.38   to     76.30      3,500,093    --     to   1.25%    0.15%    to    0.26%

OPPENHEIMER EQUITY FUND
    2014           13,363    16.74   to     17.02        227,478  0.65%    to   0.85%    0.61%    to    0.63%
    2013           12,277    14.96   to     15.19        186,462  0.65%    to   0.85%    0.28%    to    0.82%
    2012           10,453    11.32   to     11.77        122,966  0.65%    to   1.25%    1.13%    to    1.21%
    2011            9,462    10.09   to     10.43         98,610  0.65%    to   1.25%    0.70%    to    1.09%
    2010            8,255    10.52   to     10.81         88,523  0.65%    to   1.25%    0.67%    to    0.76%

OPPENHEIMER CAPITAL INCOME FUND
    2014               70     9.35   to      9.35            658  1.05%    to   1.05%    3.19%    to    3.19%
    2013               60     9.02   to      9.02            544  1.05%    to   1.05%    1.27%    to    1.27%
    2012               42     9.99   to      9.99            418  1.25%    to   1.25%    4.18%    to    4.18%
    2011               33     9.10   to      9.10            301  1.25%    to   1.25%    4.25%    to    4.25%
    2010               23     8.84   to      8.84            207  1.25%    to   1.25%    4.95%    to    4.95%

OPPENHEIMER INTERNATIONAL BOND FUND
    2014          402,766    13.85   to     14.33      5,522,444    --     to   1.25%    2.88%    to    3.00%
    2013          417,946    13.57   to     14.47      5,796,448  0.35%    to   1.25%    3.29%    to    3.43%
    2012          450,050    14.25   to     15.33      6,659,415  0.35%    to   1.25%    4.12%    to    4.14%
    2011          429,999    12.87   to     13.97      5,751,492  0.35%    to   1.25%    5.24%    to    5.25%
    2010          355,897    12.95   to     14.19      4,814,328  0.35%    to   1.25%    3.79%    to    3.84%

OPPENHEIMER SMALL- & MID-CAP VALUE FUND
    2014           62,041    12.65   to     15.69        930,587  0.35%    to   1.25%    0.65%    to    0.65%
    2013           70,082    11.48   to     14.37        942,646  0.35%    to   1.25%    0.56%    to    0.66%
    2012           80,240     8.37   to     10.56        775,946  0.35%    to   1.25%    0.09%    to    0.09%
    2011           91,051     7.67   to      9.77        802,212  0.35%    to   1.25%      --     to      --
    2010          104,639     8.32   to     10.70      1,013,991  0.35%    to   1.25%      --     to      --

OPPENHEIMER MAIN STREET SELECT FUND(R)
    2014           61,837    14.34   to     16.07        933,840  0.35%    to   1.25%    0.09%    to    0.39%
    2013           75,239    13.40   to     15.15      1,049,835  0.35%    to   1.25%    0.35%    to    0.41%
    2012           75,169    10.41   to     11.87        816,212  0.35%    to   1.25%    0.39%    to    0.69%
    2011           75,152     9.01   to     10.37        694,817  0.35%    to   1.25%    0.21%    to    0.22%
    2010           56,892     9.31   to     10.81        548,268  0.35%    to   1.25%      --     to      --

OPPENHEIMER GOLD & SPECIAL MINERALS FUND
    2014          171,648     4.84   to      8.23      1,188,488  0.35%    to   1.25%    1.91%    to    2.04%
    2013          143,654     7.02   to      9.85      1,161,795    --     to   1.25%      --     to      --
    2012          128,074    13.46   to     19.12      2,018,717    --     to   1.25%      --     to      --
    2011          110,140    14.81   to     21.31      1,968,607    --     to   1.25%    1.15%    to    1.50%
    2010           86,782    19.93   to     29.04      2,087,856    --     to   1.25%   11.56%    to   22.15%

OPPENHEIMER REAL ESTATE FUND
    2014          125,990    12.88   to     14.17      1,727,516    --     to   1.25%    1.82%    to    2.05%
    2013          109,981     9.93   to     10.79      1,153,028    --     to   1.25%    1.13%    to    1.47%
    2012           75,362     9.78   to     10.49        770,593    --     to   1.25%    2.00%    to    2.03%
    2011           37,811     8.56   to      9.07        340,044    --     to   1.25%    0.30%    to    0.84%
    2010           32,711     8.02   to      8.69        276,648  0.50%    to   1.25%    0.83%    to    1.11%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
    2014        (5.98)%    to    (4.80)%
    2013         7.01%     to     8.35%
    2012        19.35%     to    20.85%
    2011       (19.12)%    to   (17.85)%
    2010        25.41%     to    26.98%

OPPENHEIMER EQUITY FUND
    2014        11.87%     to    12.08%
    2013        28.79%     to    29.05%
    2012        12.19%     to    12.87%
    2011        (4.11)%    to    (3.53)%
    2010        10.62%     to    11.29%

OPPENHEIMER CAPITAL INCOME FUND
    2014         3.68%     to     3.68%
    2013         8.05%     to     8.05%
    2012         9.71%     to     9.71%
    2011         2.91%     to     2.91%
    2010        10.25%     to    10.25%

OPPENHEIMER INTERNATIONAL BOND FUND
    2014        (1.68)%    to    (0.94)%
    2013        (5.63)%    to    (4.78)%
    2012         9.72%     to    10.71%
    2011        (1.51)%    to    (0.62)%
    2010         6.54%     to     7.50%

OPPENHEIMER SMALL- & MID-CAP VALUE FUND
    2014         9.21%     to    10.22%
    2013        36.06%     to    37.29%
    2012         8.12%     to     9.10%
    2011        (8.67)%    to    (7.85)%
    2010        19.05%     to    20.12%

OPPENHEIMER MAIN STREET SELECT FUND(R)
    2014         6.07%     to     7.02%
    2013        27.59%     to    28.75%
    2012        14.52%     to    15.56%
    2011        (4.14)%    to    (3.27)%
    2010        15.38%     to    16.43%

OPPENHEIMER GOLD & SPECIAL MINERALS FUND
    2014       (16.42)%    to   (15.72)%
    2013       (48.48)%    to   (47.83)%
    2012       (10.27)%    to    (9.14)%
    2011       (26.61)%    to   (25.69)%
    2010        52.59%     to    54.50%

OPPENHEIMER REAL ESTATE FUND
    2014        29.74%     to    31.37%
    2013         1.56%     to     2.84%
    2012        14.21%     to    15.65%
    2011         6.78%     to     8.12%
    2010        25.60%     to    26.54%


--------------------------------------------------------------------------------
                                   SA-436

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
OPPENHEIMER EQUITY INCOME FUND
    2014           15,185  $ 15.86   to   $ 16.22   $    245,612  0.50%    to   1.25%    2.38%    to   2.40%
    2013           12,598    14.60   to     14.81        186,255  0.50%    to   1.25%    1.24%    to   2.71%

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
    2014            4,796    13.37   to     13.67         64,628  0.50%    to   1.25%    0.48%    to   0.67%
    2013            4,447    14.44   to     14.65         64,480  0.50%    to   1.25%    0.85%    to   2.62%
    2012            1,132    11.77   to     11.82         13,375  0.65%    to   1.05%    3.57%    to   3.97%

PUTNAM GLOBAL EQUITY FUND
    2014            4,181    13.62   to     13.62         56,928  0.70%    to   0.70%    0.24%    to   0.24%
    2013            1,803    13.51   to     13.51         24,365  0.70%    to   0.70%    1.89%    to   1.89%
    2012            3,655    10.31   to     10.31         37,688  0.70%    to   0.70%    1.51%    to   1.51%
    2011            1,890     8.64   to      8.64         16,329  0.70%    to   0.70%    3.51%    to   3.51%
    2010            2,667     9.15   to      9.15         24,409  0.70%    to   0.70%    2.13%    to   2.13%

PUTNAM VT HIGH YIELD FUND
    2014           24,545    16.54   to     16.54        406,082  0.70%    to   0.70%    6.53%    to   6.53%
    2013           31,983    16.40   to     16.40        524,674  0.70%    to   0.70%    8.60%    to   8.60%
    2012           54,683    15.32   to     15.32        837,578  0.70%    to   0.70%    6.91%    to   6.91%
    2011           50,931    13.30   to     13.30        677,170  0.70%    to   0.70%    5.50%    to   5.50%
    2010          140,058    13.16   to     13.16      1,842,956  0.70%    to   0.70%    9.18%    to   9.18%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2014           11,447    12.01   to     12.01        137,426  0.70%    to   0.70%    0.06%    to   0.06%
    2013           11,244    12.88   to     12.88        144,836  0.70%    to   0.70%    0.96%    to   0.96%
    2012            9,879    10.60   to     10.60        104,729  0.70%    to   0.70%    1.44%    to   1.44%
    2011            9,800     8.82   to      8.82         86,459  0.70%    to   0.70%    2.83%    to   2.83%
    2010           22,962    10.82   to     10.82        248,467  0.70%    to   0.70%    2.85%    to   2.85%

PUTNAM VT MULTI-CAP GROWTH FUND
    2014           33,788    19.36   to     19.76        654,416    --     to   0.70%    0.27%    to   0.30%
    2013           18,620    17.18   to     17.41        320,002    --     to   0.70%    0.49%    to   0.57%
    2012           23,237    12.68   to     12.68        294,709  0.70%    to   0.70%    0.24%    to   0.24%
    2011           25,427    10.94   to     10.94        278,130  0.70%    to   0.70%    0.26%    to   0.26%
    2010           36,529    11.60   to     11.60        423,913  0.70%    to   0.70%      --     to     --

PUTNAM SMALL CAP VALUE FUND
    2014           19,289    14.54   to     14.54        280,504  0.70%    to   0.70%    0.73%    to   0.73%
    2013           37,501    14.16   to     14.16        530,954  0.70%    to   0.70%    0.85%    to   0.85%
    2012           34,277    10.21   to     10.21        350,067  0.70%    to   0.70%    0.43%    to   0.43%
    2011           34,749     8.75   to      8.75        304,183  0.70%    to   0.70%    0.53%    to   0.53%
    2010           49,621     9.25   to      9.25        459,128  0.70%    to   0.70%    0.26%    to   0.26%

PIONEER DISCIPLINED VALUE FUND
    2014            5,604    16.01   to     16.60         90,226  0.50%    to   1.25%    0.58%    to   2.98%
    2013            7,824    14.79   to     15.14        116,300  0.65%    to   1.25%    0.57%    to   1.21%
    2012            6,716    11.48   to     11.55         77,209  1.05%    to   1.25%    3.87%    to   4.32%
    2011            5,231    10.44   to     10.48         54,704  1.05%    to   1.25%    1.65%    to   3.40%
    2010               19    11.09   to     11.09            215  1.25%    to   1.25%    1.83%    to   1.83%

PIONEER EMERGING MARKETS FUND
    2014          185,040     6.81   to      7.49      1,306,797    --     to   1.25%    1.27%    to   1.76%
    2013          194,059     7.96   to      8.65      1,595,410    --     to   1.25%    0.33%    to   0.38%
    2012          179,424     8.24   to      8.84      1,511,393    --     to   1.25%    0.37%    to   0.51%
    2011          191,688     7.49   to      7.81      1,455,907  0.35%    to   1.25%      --     to     --
    2010          148,389    10.01   to     10.29      1,497,206  0.50%    to   1.25%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
OPPENHEIMER EQUITY INCOME FUND
    2014         8.65%     to     9.51%
    2013        29.99%     to    30.97%

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
    2014        (7.44)%    to    (6.72)%
    2013        22.88%     to    23.80%
    2012        17.71%     to    18.17%

PUTNAM GLOBAL EQUITY FUND
    2014         0.78%     to     0.78%
    2013        31.06%     to    31.06%
    2012        19.34%     to    19.34%
    2011        (5.62)%    to    (5.62)%
    2010         9.07%     to     9.07%

PUTNAM VT HIGH YIELD FUND
    2014         0.88%     to     0.88%
    2013         7.10%     to     7.10%
    2012        15.20%     to    15.20%
    2011         1.04%     to     1.04%
    2010        13.25%     to    13.25%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2014        (6.79)%    to    (6.79)%
    2013        21.51%     to    21.51%
    2012        20.16%     to    20.16%
    2011       (18.47)%    to   (18.47)%
    2010        11.42%     to    11.42%

PUTNAM VT MULTI-CAP GROWTH FUND
    2014        12.72%     to    13.52%
    2013        35.49%     to    36.44%
    2012        15.95%     to    15.95%
    2011        (5.75)%    to    (5.75)%
    2010        16.05%     to    16.05%

PUTNAM SMALL CAP VALUE FUND
    2014         2.70%     to     2.70%
    2013        38.63%     to    38.63%
    2012        16.67%     to    16.67%
    2011        (5.39)%    to    (5.39)%
    2010        25.11%     to    25.11%

PIONEER DISCIPLINED VALUE FUND
    2014         3.52%     to     8.26%
    2013        28.87%     to    29.65%
    2012         9.91%     to    10.13%
    2011        (5.80)%    to    (5.62)%
    2010         4.98%     to     4.98%

PIONEER EMERGING MARKETS FUND
    2014       (14.51)%    to   (13.43)%
    2013        (3.40)%    to    (2.19)%
    2012         9.95%     to    11.34%
    2011       (25.18)%    to   (24.51)%
    2010        14.72%     to    15.58%


--------------------------------------------------------------------------------
                                   SA-437

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
PIONEER FUNDAMENTAL GROWTH FUND
    2014            1,117  $ 14.21   to   $ 14.32   $     15,890  0.65%    to   1.05%    0.40%    to   0.40%
    2013              911    12.58   to     12.65         11,471  0.65%    to   1.25%    0.37%    to   0.37%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2014            5,376    10.57   to     10.73         57,458  0.65%    to   1.05%    2.21%    to   2.21%
    2013            4,853    11.31   to     11.44         55,371  0.65%    to   1.05%    1.58%    to   1.91%
    2012            1,077    10.37   to     10.41         11,178  0.85%    to   1.05%    1.66%    to   1.87%
    2011              746     8.63   to      8.63          6,438  1.05%    to   1.05%    0.97%    to   0.97%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2014          102,711    15.58   to     16.54      1,656,450  0.35%    to   1.25%    2.04%    to   2.52%
    2013          110,089    15.53   to     16.34      1,758,136  0.35%    to   1.25%    1.18%    to   1.92%
    2012          108,501    11.95   to     12.38      1,324,474  0.50%    to   1.25%    1.22%    to   1.61%
    2011          106,485    10.97   to     11.28      1,184,482  0.50%    to   1.25%    1.58%    to   1.59%
    2010           90,791    10.88   to     11.10        997,030  0.50%    to   1.25%    1.87%    to   2.23%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2014          423,490    12.94   to     13.61      5,634,564  0.50%    to   1.25%    1.80%    to   1.80%
    2013          423,527    11.95   to     12.47      5,185,258  0.50%    to   1.25%    2.25%    to   2.27%
    2012          387,964     9.41   to      9.74      3,719,360  0.50%    to   1.25%    2.48%    to   2.57%
    2011          232,853     8.36   to      8.60      1,971,678  0.50%    to   1.25%    2.91%    to   2.95%
    2010          175,748     8.21   to      8.38      1,457,474  0.50%    to   1.25%    3.28%    to   3.57%

AMG MANAGERS CADENCE MID CAP FUND+
    2014            4,626    16.28   to     16.85         72,221  0.85%    to   1.25%      --     to     --
    2013            4,420    14.78   to     15.23         61,837  0.85%    to   1.25%      --     to     --
    2012            4,854    11.42   to     11.72         52,336  0.85%    to   1.25%    0.15%    to   0.16%
    2011            5,293    10.65   to     11.01         53,540  0.65%    to   1.25%      --     to     --
    2010            4,423    10.97   to     11.27         45,693  0.65%    to   1.25%    0.13%    to   0.14%

PIMCO EMERGING MARKETS BOND FUND
    2014           70,126    14.23   to     15.15      1,022,783  0.50%    to   1.25%    4.74%    to   4.75%
    2013           78,220    14.21   to     15.25      1,138,549  0.50%    to   1.25%    4.53%    to   4.56%
    2012           86,686    15.35   to     16.60      1,364,666  0.50%    to   1.25%    4.52%    to   4.67%
    2011           89,328    13.26   to     14.44      1,219,186  0.50%    to   1.25%    4.75%    to   4.75%
    2010           91,160    12.54   to     13.76      1,164,648  0.50%    to   1.25%    4.60%    to   4.61%

PIONEER FUND
    2014           40,449    13.53   to     15.89        606,703  0.50%    to   1.25%    0.94%    to   0.95%
    2013           39,184    12.26   to     14.52        534,100  0.50%    to   1.25%    0.87%    to   0.99%
    2012           70,924     9.26   to     11.05        719,161  0.50%    to   1.25%    1.31%    to   1.32%
    2011           51,036     8.47   to     10.18        492,157  0.50%    to   1.25%    1.36%    to   1.41%
    2010           20,462     8.92   to     10.80        202,868  0.50%    to   1.25%    1.02%    to   1.04%

PIONEER HIGH YIELD FUND
    2014          135,096    14.91   to     16.15      2,092,001  0.35%    to   1.25%    4.29%    to   4.34%
    2013          139,843    14.99   to     16.38      2,192,640  0.35%    to   1.25%    3.38%    to   4.83%
    2012          151,125    14.17   to     14.77      2,142,052  0.50%    to   1.25%    5.14%    to   5.26%
    2011          160,229    12.38   to     13.00      1,994,004  0.50%    to   1.25%    5.37%    to   5.41%
    2010          139,274    12.66   to     13.40      1,763,049  0.50%    to   1.25%    5.41%    to   5.49%

PIONEER STRATEGIC INCOME FUND
    2014          214,453    15.71   to     16.33      3,423,652    --     to   1.25%    3.90%    to   3.93%
    2013          243,858    15.20   to     15.61      3,747,490    --     to   1.25%    4.29%    to   4.29%
    2012          227,472    15.17   to     15.38      3,465,197    --     to   1.25%    4.71%    to   4.75%
    2011          185,039    13.80   to     13.83      2,544,366    --     to   1.25%    5.03%    to   5.05%
    2010          138,152    13.41   to     13.55      1,855,352    --     to   1.25%    2.21%    to   5.27%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
PIONEER FUNDAMENTAL GROWTH FUND
    2014        13.23%     to    17.75%
    2013        25.80%     to    26.52%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2014        (6.58)%    to    (6.20)%
    2013         9.06%     to     9.50%
    2012        20.17%     to    20.41%
    2011       (13.69)%    to   (13.69)%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2014         0.33%     to     1.25%
    2013        29.92%     to    31.09%
    2012         8.96%     to     9.78%
    2011         0.84%     to     1.60%
    2010        23.34%     to    24.27%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2014         8.31%     to     9.12%
    2013        27.05%     to    28.00%
    2012        12.51%     to    13.36%
    2011         1.80%     to     2.57%
    2010        11.67%     to    12.51%

AMG MANAGERS CADENCE MID CAP FUND+
    2014        10.14%     to    10.61%
    2013        29.41%     to    29.93%
    2012         7.23%     to     7.66%
    2011        (2.87)%    to    (2.28)%
    2010        24.88%     to    25.63%

PIMCO EMERGING MARKETS BOND FUND
    2014        (0.63)%    to     0.12%
    2013        (8.15)%    to    (7.45)%
    2012        14.92%     to    15.79%
    2011         4.97%     to     5.76%
    2010        11.26%     to    12.10%

PIONEER FUND
    2014         9.46%     to    10.33%
    2013        31.40%     to    32.39%
    2012         8.54%     to     9.36%
    2011        (5.77)%    to    (5.06)%
    2010        14.28%     to    15.14%

PIONEER HIGH YIELD FUND
    2014        (1.40)%    to    (0.50)%
    2013        10.92%     to    11.92%
    2012        13.61%     to    14.46%
    2011        (2.96)%    to    (2.23)%
    2010        16.14%     to    17.01%

PIONEER STRATEGIC INCOME FUND
    2014         3.34%     to     4.64%
    2013         0.24%     to     1.50%
    2012         9.87%     to    11.26%
    2011         1.84%     to     3.12%
    2010        10.27%     to    11.66%


--------------------------------------------------------------------------------
                                   SA-438

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
PIONEER MID CAP VALUE FUND
    2014           92,840  $ 15.91   to   $ 16.36   $  1,357,830  0.35%    to   1.25%    0.36%    to   0.41%
    2013           93,131    13.92   to     14.44      1,227,579  0.35%    to   1.25%    0.43%    to   0.47%
    2012          116,385     9.11   to     11.00      1,156,545  0.50%    to   1.25%    0.77%    to   0.79%
    2011          119,987     8.26   to     10.05      1,078,074  0.50%    to   1.25%    0.97%    to   1.32%
    2010           99,809     8.83   to     10.83        977,122  0.50%    to   1.25%    0.55%    to   0.65%

PIONEER SELECT MID CAP GROWTH FUND
    2014           14,150    19.86   to     20.85        288,521  0.35%    to   1.25%      --     to     --
    2013           17,693    18.44   to     19.19        333,085  0.35%    to   1.25%      --     to     --
    2012           18,273    12.93   to     13.33        240,046  0.35%    to   1.25%      --     to     --
    2011           22,110    12.28   to     12.51        274,884  0.50%    to   1.25%      --     to     --
    2010           22,723    12.76   to     12.92        292,062  0.35%    to   1.25%      --     to     --

PIMCO TOTAL RETURN III FUND
    2014           14,746    10.64   to     10.84        158,600  0.65%    to   1.25%    4.96%    to   5.41%
    2013           14,761    10.34   to     10.46        153,648  0.65%    to   1.25%    0.85%    to   1.73%
    2012           19,186    10.71   to     10.76        206,359  0.85%    to   1.25%    0.85%    to   1.24%

PUTNAM EQUITY INCOME FUND
    2014           28,610    16.59   to     18.99        481,643    --     to   1.25%    1.51%    to   1.55%
    2013           44,008    14.75   to     17.10        643,671    --     to   1.25%    1.22%    to   1.89%
    2012           31,653    10.90   to     13.15        360,002  0.50%    to   1.25%    2.30%    to   2.74%
    2011           10,078     9.20   to     11.19        101,629  0.50%    to   1.25%    0.95%    to   2.26%
    2010            7,347     9.08   to     11.13         71,969  0.50%    to   1.25%    0.47%    to   1.92%

PUTNAM HIGH YIELD ADVANTAGE FUND
    2014           84,044    16.42   to     16.57      1,337,853    --     to   1.25%    5.19%    to   5.20%
    2013           73,826    16.10   to     16.46      1,176,812    --     to   1.25%    5.94%    to   6.00%
    2012           68,053    15.08   to     15.60      1,020,430    --     to   1.25%    6.66%    to   6.68%
    2011           40,693    13.10   to     13.73        532,808    --     to   1.25%    7.37%    to   7.75%
    2010           21,150    12.70   to     13.47        266,671    --     to   1.25%    4.03%    to   7.68%

PUTNAM INTERNATIONAL EQUITY FUND
    2014           26,440    11.08   to     17.90        467,866  0.35%    to   1.25%      --     to     --
    2013           30,339    12.04   to     19.27        570,167  0.35%    to   1.25%    0.76%    to   0.84%
    2012           34,499     9.53   to     15.12        512,043  0.35%    to   1.25%    0.96%    to   1.13%
    2011           40,915     7.92   to     12.46        503,972  0.35%    to   1.25%    4.09%    to   4.90%
    2010           56,583     9.50   to     14.81        832,027  0.35%    to   1.25%    1.05%    to   2.28%

PUTNAM MULTI-CAP GROWTH FUND
    2014              559    15.39   to     17.44          8,973  0.75%    to   1.25%    0.28%    to   0.29%
    2013              568    13.68   to     15.58          8,101  0.75%    to   1.25%    0.23%    to   0.26%
    2012              480     9.95   to     11.57          5,033  1.05%    to   1.25%    0.44%    to   0.48%
    2011              367     8.61   to     10.04          3,363  1.05%    to   1.25%      --     to     --
    2010              461     9.16   to     10.70          4,414  1.05%    to   1.25%      --     to     --

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2014          103,676     8.60   to      9.46      1,002,370    --     to   1.25%    1.87%    to   1.91%
    2013           78,385    10.06   to     10.93        870,859    --     to   1.25%    1.41%    to   1.64%
    2012           61,483     8.23   to      8.83        552,712    --     to   1.25%    1.08%    to   1.41%
    2011           46,183     6.82   to      7.74        338,037  0.15%    to   1.25%    3.39%    to   3.46%
    2010           31,299     8.77   to      9.18        290,410    --     to   1.25%    1.09%    to   1.54%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
PIONEER MID CAP VALUE FUND
    2014        13.29%     to    14.33%
    2013        31.29%     to    32.47%
    2012         9.46%     to    10.28%
    2011        (7.21)%    to    (6.51)%
    2010        16.29%     to    17.17%

PIONEER SELECT MID CAP GROWTH FUND
    2014         7.71%     to     8.64%
    2013        42.59%     to    43.88%
    2012         5.29%     to     6.25%
    2011        (3.74)%    to    (3.02)%
    2010        18.11%     to    19.18%

PIMCO TOTAL RETURN III FUND
    2014         2.95%     to     3.60%
    2013        (3.53)%    to    (2.95)%
    2012         7.15%     to     7.56%

PUTNAM EQUITY INCOME FUND
    2014        11.04%     to    12.46%
    2013        29.99%     to    31.63%
    2012        17.54%     to    18.42%
    2011         0.58%     to     1.33%
    2010        10.97%     to    11.81%

PUTNAM HIGH YIELD ADVANTAGE FUND
    2014         0.66%     to     1.96%
    2013         5.48%     to     6.81%
    2012        13.68%     to    15.11%
    2011         1.87%     to     3.15%
    2010        11.94%     to    13.35%

PUTNAM INTERNATIONAL EQUITY FUND
    2014        (8.00)%    to    (7.13)%
    2013        26.35%     to    27.49%
    2012        20.22%     to    21.31%
    2011       (16.59)%    to   (15.83)%
    2010         8.73%     to     9.71%

PUTNAM MULTI-CAP GROWTH FUND
    2014        11.91%     to    12.50%
    2013        34.59%     to    35.26%
    2012        15.25%     to    15.48%
    2011        (6.18)%    to    (5.99)%
    2010        17.83%     to    18.06%

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2014       (14.49)%    to   (13.44)%
    2013        22.24%     to    23.77%
    2012        20.67%     to    22.19%
    2011       (22.23)%    to   (21.37)%
    2010        17.23%     to    18.70%


--------------------------------------------------------------------------------
                                   SA-439

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
PUTNAM SMALL CAP GROWTH FUND
    2014           12,788  $ 15.91   to   $ 16.69   $    199,120  0.35%    to   1.25%      --     to     --
    2013           18,727    15.80   to     16.42        290,754  0.35%    to   1.25%      --     to     --
    2012           16,813     9.16   to     10.84        164,310  0.50%    to   1.25%    0.22%    to   0.36%
    2011           12,189     8.06   to      9.61        105,792  0.50%    to   1.25%      --     to     --
    2010           11,893     8.42   to     10.12        110,750  0.50%    to   1.25%      --     to     --

ROYCE TOTAL RETURN FUND
    2014           21,139    29.07   to     30.99        637,174  0.15%    to   1.25%    1.17%    to   1.87%
    2013           19,512    29.14   to     30.43        583,861  0.35%    to   1.25%    0.38%    to   0.40%
    2012           18,629    22.32   to     23.10        424,628  0.35%    to   1.25%    0.62%    to   1.36%
    2011            7,117    19.81   to     20.24        142,782  0.50%    to   1.25%    0.56%    to   0.60%
    2010            4,488    20.47   to     20.75         92,641  0.50%    to   1.25%    1.11%    to   1.11%

ROYCE VALUE PLUS FUND
    2014           33,639    17.93   to     20.19        620,804    --     to   1.25%      --     to     --
    2013           36,328    17.48   to     19.43        650,692    --     to   1.25%      --     to     --
    2012           41,345    13.36   to     14.66        563,852    --     to   1.25%      --     to     --
    2011           52,535    11.73   to     12.72        592,023    --     to   1.25%    0.49%    to   0.63%
    2010           57,297    13.20   to     13.42        731,514    --     to   1.25%    0.08%    to   0.29%

ROYCE VALUE FUND
    2014           23,301    26.39   to     28.38        638,873    --     to   1.25%      --     to     --
    2013           27,395    26.80   to     28.47        762,122    --     to   1.25%      --     to     --
    2012           29,310    21.28   to     22.32        640,249    --     to   1.25%    1.35%    to   1.43%
    2011           23,710    19.68   to     20.38        476,985    --     to   1.25%    0.33%    to   0.78%
    2010           20,100    21.55   to     22.05        441,175    --     to   1.25%    0.33%    to   0.34%

RS VALUE FUND
    2014          121,222    19.35   to     19.35      2,345,142    --     to     --     1.01%    to   1.01%
    2013          111,854    17.33   to     17.33      1,938,970    --     to     --     0.20%    to   0.20%
    2012           95,964    12.59   to     12.59      1,208,232    --     to     --     1.28%    to   1.28%
    2011           80,953    11.06   to     11.06        895,424    --     to     --       --     to     --
    2010           69,153    12.44   to     12.44        860,185    --     to     --       --     to     --

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
    2014           10,991    12.67   to     13.42        141,719  0.50%    to   1.25%    1.35%    to   1.41%
    2013           12,856    11.47   to     12.06        149,260  0.50%    to   1.25%    1.38%    to   1.64%
    2012           16,067     8.86   to      9.24        142,038  0.50%    to   1.25%    1.13%    to   1.64%
    2011           13,934     7.73   to      7.81        106,610  0.75%    to   1.25%    1.29%    to   1.31%
    2010           10,789     8.24   to      8.37         88,277  0.75%    to   1.25%    1.05%    to   1.44%

COLUMBIA SMALL/MID CAP VALUE FUND+
    2014           23,348    13.30   to     14.08        314,232  0.50%    to   1.25%    0.08%    to   0.10%
    2013           32,944    12.62   to     13.26        424,106  0.50%    to   1.25%    1.23%    to   1.42%
    2012           33,068     9.45   to      9.86        317,089  0.50%    to   1.25%    0.41%    to   0.43%
    2011           35,363     8.10   to      8.39        288,190  0.50%    to   1.25%      --     to     --
    2010           29,373     8.96   to      9.38        264,129    --     to   1.25%    0.73%    to   0.80%

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
    2014            1,152    14.92   to     15.55         17,368  0.50%    to   0.75%    0.18%    to   0.22%
    2013              973    14.55   to     15.13         14,241  0.50%    to   0.75%      --     to     --
    2012              833    10.77   to     11.18          8,981  0.50%    to   0.75%      --     to     --
    2011              598     9.29   to      9.29          5,556  0.75%    to   0.75%      --     to     --
    2010              790    10.26   to     10.54          8,083  0.50%    to   1.25%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
PUTNAM SMALL CAP GROWTH FUND
    2014         0.72%     to     1.63%
    2013        45.72%     to    47.03%
    2012        12.87%     to    13.72%
    2011        (5.07)%    to    (4.35)%
    2010        26.53%     to    27.48%

ROYCE TOTAL RETURN FUND
    2014        (0.24)%    to     1.81%
    2013        30.56%     to    31.74%
    2012        12.67%     to    13.68%
    2011        (3.19)%    to    (2.46)%
    2010        21.56%     to    22.47%

ROYCE VALUE PLUS FUND
    2014         2.60%     to     3.89%
    2013        30.87%     to    32.52%
    2012        13.82%     to    15.25%
    2011       (11.10)%    to    (9.98)%
    2010        18.22%     to    19.40%

ROYCE VALUE FUND
    2014        (1.55)%    to    (0.33)%
    2013        25.96%     to    27.55%
    2012         8.13%     to     9.49%
    2011        (8.69)%    to    (7.54)%
    2010        23.28%     to    24.83%

RS VALUE FUND
    2014        11.63%     to    11.63%
    2013        37.68%     to    37.68%
    2012        13.83%     to    13.83%
    2011       (11.08)%    to   (11.08)%
    2010        25.47%     to    25.47%

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
    2014        10.44%     to    11.24%
    2013        29.51%     to    30.49%
    2012        13.35%     to    14.21%
    2011        (6.68)%    to    (6.21)%
    2010        14.60%     to    15.18%

COLUMBIA SMALL/MID CAP VALUE FUND+
    2014         5.38%     to     6.21%
    2013        33.43%     to    34.43%
    2012        16.68%     to    17.56%
    2011        (9.56)%    to    (8.88)%
    2010        21.10%     to    22.62%

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
    2014         2.51%     to     2.80%
    2013        35.07%     to    35.41%
    2012        15.94%     to    16.23%
    2011        (9.03)%    to    (9.03)%
    2010        24.94%     to    25.88%


--------------------------------------------------------------------------------
                                   SA-440

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
    2014           45,437  $ 32.00   to   $ 34.41   $  1,497,697    --     to   1.25%    0.59%    to   0.59%
    2013           46,770    31.82   to     33.80      1,522,137    --     to   1.25%    0.68%    to   0.81%
    2012           59,209    23.93   to     25.10      1,442,902    --     to   1.25%    1.35%    to   1.67%
    2011           46,569    20.80   to     21.55        982,162    --     to   1.25%    0.65%    to   0.73%
    2010            6,070    21.94   to     22.45        134,682    --     to   1.25%    0.21%    to   1.03%

RIDGEWORTH MID-CAP VALUE EQUITY FUND
    2014           28,797    35.84   to     37.44      1,058,159  0.50%    to   1.25%    0.38%    to   0.58%
    2013           37,131    32.78   to     34.82      1,248,858    --     to   1.25%    0.69%    to   0.78%
    2012           33,083    25.36   to     26.60        856,103    --     to   1.25%    1.25%    to   1.96%
    2011           24,609    21.16   to     21.92        526,041    --     to   1.25%    0.46%    to   1.35%
    2010            9,505    23.17   to     23.49        221,518  0.50%    to   1.25%    0.51%    to   0.72%

RIDGEWORTH TOTAL RETURN BOND FUND
    2014           62,789    11.57   to     12.21        760,043  0.15%    to   1.25%    2.16%    to   2.18%
    2013           73,848    11.04   to     11.52        844,753  0.15%    to   1.25%    1.54%    to   1.56%
    2012           89,858    11.56   to     11.93      1,065,549  0.15%    to   1.25%    1.84%    to   1.88%
    2011           51,697    11.19   to     11.42        590,114  0.15%    to   1.25%    0.39%    to   3.19%

RIDGEWORTH LARGE CAP VALUE EQUITY FUND
    2014            4,639    15.50   to     15.96         73,935  0.50%    to   1.25%    1.24%    to   1.47%
    2013              900    14.17   to     14.48         12,972  0.50%    to   1.25%    1.88%    to   2.88%

DEUTSCHE REAL ESTATE SECURITIES FUND+
    2014            1,574    16.74   to     16.74         26,341  0.85%    to   0.85%    1.87%    to   1.87%
    2013            1,329    12.85   to     12.85         17,084  0.85%    to   0.85%    2.43%    to   2.43%
    2012            1,116    13.02   to     13.02         14,529  0.85%    to   0.85%    1.57%    to   1.57%
    2011              889    11.22   to     11.22          9,970  0.85%    to   0.85%    1.30%    to   1.30%
    2010              729    10.38   to     10.38          7,566  0.85%    to   0.85%    1.75%    to   1.75%

DEUTSCHE EQUITY DIVIDEND FUND+
    2014           26,344    11.12   to     12.13        298,166  0.35%    to   1.25%    1.72%    to   1.76%
    2013           40,320    10.17   to     11.20        421,241  0.35%    to   1.25%    2.02%    to   2.83%
    2012           56,535     8.04   to      8.93        460,612  0.35%    to   1.25%    2.27%    to   2.34%
    2011           57,815     7.20   to      8.07        422,352  0.35%    to   1.25%    1.05%    to   1.05%
    2010           54,931     7.40   to      8.37        438,178  0.35%    to   1.25%    1.06%    to   1.11%

DEUTSCHE CAPITAL GROWTH FUND+
    2014                9    26.56   to     26.56            251  1.25%    to   1.25%    0.95%    to   0.95%

DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME+
    2014            2,542    14.91   to     15.35         38,151  0.75%    to   1.25%    3.52%    to   3.60%
    2013            2,642    15.40   to     15.77         40,898  0.75%    to   1.25%    3.28%    to   3.28%
    2012            2,361    16.45   to     16.76         39,023  0.75%    to   1.25%    2.49%    to   3.60%
    2011            2,603    14.09   to     14.17         36,702  1.05%    to   1.25%    4.49%    to   4.74%
    2010            1,647    14.83   to     14.89         24,449  1.05%    to   1.25%    4.80%    to   4.89%

SSGA S&P 500 INDEX FUND
    2014           86,015    17.96   to     32.61      1,659,809    --     to   1.25%    1.85%    to   1.93%
    2013           82,387    16.02   to     29.59      1,406,670    --     to   1.25%    2.11%    to   2.17%
    2012           81,710    12.28   to     23.13      1,057,817    --     to   1.25%    2.17%    to   2.27%
    2011           85,145    10.71   to     20.66        979,562    --     to   1.25%    1.92%    to   2.00%
    2010           79,655    10.65   to     20.68        899,932    --     to   1.25%    1.87%    to   1.88%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
    2014         0.56%     to    1.82%
    2013        32.97%     to   34.64%
    2012        15.03%     to   16.47%
    2011        (5.18)%    to   (3.98)%
    2010        26.79%     to   28.38%

RIDGEWORTH MID-CAP VALUE EQUITY FUND
    2014         9.33%     to   10.15%
    2013        29.26%     to   30.89%
    2012        19.88%     to   21.38%
    2011        (8.69)%    to   (7.54)%
    2010        25.64%     to   26.59%

RIDGEWORTH TOTAL RETURN BOND FUND
    2014         4.84%     to    5.97%
    2013        (4.53)%    to   (3.47)%
    2012         3.38%     to    4.52%
    2011         8.14%     to    9.34%

RIDGEWORTH LARGE CAP VALUE EQUITY FUND
    2014         9.42%     to   10.24%
    2013        32.19%     to   33.18%

DEUTSCHE REAL ESTATE SECURITIES FUND+
    2014        30.25%     to   30.25%
    2013        (1.29)%    to   (1.29)%
    2012        16.05%     to   16.05%
    2011         8.07%     to    8.07%
    2010        27.57%     to   27.57%

DEUTSCHE EQUITY DIVIDEND FUND+
    2014         8.32%     to    9.31%
    2013        25.43%     to   26.56%
    2012        10.58%     to   11.58%
    2011        (3.49)%    to   (2.62)%
    2010        11.03%     to   12.03%

DEUTSCHE CAPITAL GROWTH FUND+
    2014         0.60%     to    0.60%

DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME+
    2014        (3.20)%    to   (2.68)%
    2013        (6.40)%    to   (5.93)%
    2012        16.77%     to   17.35%
    2011        (5.05)%    to   (4.86)%
    2010        10.27%     to   10.49%

SSGA S&P 500 INDEX FUND
    2014        10.21%     to   12.11%
    2013        27.93%     to   30.50%
    2012        11.96%     to   14.59%
    2011         0.59%     to    1.86%
    2010        12.82%     to   13.51%


--------------------------------------------------------------------------------
                                   SA-441

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
DEUTSCHE CORE EQUITY VIP+
    2014           12,565  $ 17.13   to   $ 17.13   $    215,292  0.70%    to   0.70%      --     to     --
    2013            5,200    15.43   to     15.43         80,229  0.70%    to   0.70%    1.30%    to   1.30%
    2012            3,455    11.31   to     11.31         39,093  0.70%    to   0.70%    1.27%    to   1.27%
    2011            3,950     9.84   to      9.84         38,866  0.70%    to   0.70%    1.26%    to   1.26%
    2010            3,662     9.92   to      9.92         36,336  0.70%    to   0.70%    1.59%    to   1.59%

DEUTSCHE GLOBAL GROWTH FUND+
    2014           11,342    10.85   to     12.59        127,647  0.50%    to   1.25%    0.62%    to   0.69%
    2013           10,897    11.12   to     12.99        125,097  0.50%    to   1.25%    0.26%    to   0.30%
    2012           13,369     8.88   to     10.45        121,696  0.50%    to   1.25%    0.68%    to   0.87%
    2011           25,310     7.57   to      8.98        197,288  0.50%    to   1.25%    1.12%    to   1.14%
    2010           22,795     8.96   to     10.70        210,327  0.50%    to   1.25%    0.39%    to   0.42%

CLEARBRIDGE APPRECIATION FUND+
    2014           14,518    15.40   to     15.95        228,360  0.35%    to   1.25%      --     to     --
    2013           12,752    14.08   to     14.45        182,291  0.35%    to   1.25%    0.52%    to   1.04%
    2012            1,297    11.03   to     11.03         14,309  1.25%    to   1.25%    1.78%    to   1.78%
    2011               60     9.67   to      9.67            576  1.25%    to   1.25%    2.62%    to   2.62%

CLEARBRIDGE AGGRESSIVE GROWTH FUND+
    2014           14,719    17.73   to     19.32        257,952  0.35%    to   1.25%      --     to     --
    2013           14,312    15.53   to     17.07        219,486  0.35%    to   1.25%      --     to     --
    2012            9,636    10.78   to     11.95        104,639  0.35%    to   1.25%      --     to     --
    2011            9,157     9.12   to     10.21         84,578  0.35%    to   1.25%      --     to     --
    2010           11,879     9.03   to     10.20        108,428  0.35%    to   1.25%      --     to     --

CLEARBRIDGE ALL CAP VALUE FUND+
    2014            1,958    12.99   to     14.95         28,135  0.50%    to   1.25%    2.68%    to   2.91%
    2013            1,227    12.09   to     14.03         17,190  0.50%    to   1.25%    1.10%    to   2.11%
    2012              377     9.32   to     10.89          4,099  0.50%    to   1.25%    1.14%    to   1.64%
    2011              303     9.65   to      9.65          2,922  1.25%    to   1.25%    0.80%    to   0.80%
    2010              202    10.48   to     10.48          2,117  1.25%    to   1.25%    1.80%    to   1.80%

CLEARBRIDGE MID CAP CORE FUND+
    2014           17,819    31.62   to     33.03        584,124  0.50%    to   1.25%      --     to     --
    2013           12,941    29.70   to     30.79        396,068  0.50%    to   1.25%      --     to     --
    2012           11,210    21.92   to     22.56        251,343  0.50%    to   1.25%    0.40%    to   0.90%
    2011            5,744    18.78   to     19.18        109,382  0.50%    to   1.25%      --     to     --
    2010            3,156    19.73   to     20.01         62,772  0.50%    to   1.25%      --     to     --

CLEARBRIDGE SMALL CAP GROWTH FUND+
    2014           35,267    15.26   to     21.14        655,846  0.35%    to   1.25%      --     to     --
    2013           67,409    19.20   to     20.72      1,261,508    --     to   1.25%      --     to     --
    2012           22,525    12.66   to     14.46        282,425  0.35%    to   1.25%      --     to     --
    2011           21,595    10.71   to     12.32        233,323  0.50%    to   1.25%      --     to     --
    2010           16,850    10.70   to     12.41        182,734  0.50%    to   1.25%      --     to     --

THORNBURG INTERNATIONAL VALUE FUND
    2014          312,214    18.82   to     20.25      3,933,531    --     to   1.25%    0.96%    to   0.97%
    2013          352,531    20.25   to     21.51      5,052,069    --     to   1.25%    0.82%    to   0.85%
    2012          434,430    17.79   to     18.66      5,285,503    --     to   1.25%    0.93%    to   1.11%
    2011          429,502    15.61   to     16.17      4,465,034    --     to   1.25%    0.86%    to   1.06%
    2010          358,135    18.22   to     18.64      4,249,515    --     to   1.25%    0.03%    to   0.78%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
DEUTSCHE CORE EQUITY VIP+
    2014        11.04%     to    11.04%
    2013        36.37%     to    36.37%
    2012        15.01%     to    15.01%
    2011        (0.84)%    to    (0.84)%
    2010        13.60%     to    13.60%

DEUTSCHE GLOBAL GROWTH FUND+
    2014        (3.08)%    to    (2.39)%
    2013        24.29%     to    25.23%
    2012        16.40%     to    17.28%
    2011       (16.10)%    to   (15.47)%
    2010        11.87%     to    12.71%

CLEARBRIDGE APPRECIATION FUND+
    2014         9.37%     to    10.36%
    2013        27.68%     to    28.83%
    2012        14.04%     to    14.04%
    2011        (3.29)%    to    (3.29)%

CLEARBRIDGE AGGRESSIVE GROWTH FUND+
    2014        13.15%     to    14.14%
    2013        42.83%     to    44.11%
    2012        17.06%     to    18.12%
    2011         0.13%     to     1.06%
    2010        22.38%     to    23.49%

CLEARBRIDGE ALL CAP VALUE FUND+
    2014         6.56%     to     7.41%
    2013        28.76%     to    29.73%
    2012        12.94%     to    13.79%
    2011        (8.00)%    to    (8.00)%
    2010        14.36%     to    14.36%

CLEARBRIDGE MID CAP CORE FUND+
    2014         6.47%     to     7.28%
    2013        35.48%     to    36.50%
    2012        16.75%     to    17.63%
    2011        (4.86)%    to    (4.14)%
    2010        20.55%     to    21.46%

CLEARBRIDGE SMALL CAP GROWTH FUND+
    2014         2.01%     to     2.90%
    2013        43.25%     to    45.05%
    2012        17.42%     to    18.21%
    2011        (0.72)%    to     0.08%
    2010        23.68%     to    24.67%

THORNBURG INTERNATIONAL VALUE FUND
    2014        (7.04)%    to    (5.88)%
    2013        13.87%     to    15.30%
    2012        13.47%     to    15.40%
    2011       (14.54)%    to   (13.26)%
    2010        12.39%     to    13.80%


--------------------------------------------------------------------------------
                                   SA-442

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
THORNBURG VALUE FUND
    2014           69,674  $ 28.53   to   $ 30.06   $  1,353,387  0.35%    to   1.25%    0.55%    to   0.57%
    2013           69,493    25.88   to     27.03      1,223,799  0.35%    to   1.25%      --     to     --
    2012           66,744    18.76   to     19.42        866,048  0.35%    to   1.25%      --     to     --
    2011           69,867    17.14   to     17.58        821,740  0.35%    to   1.25%      --     to     --
    2010           80,193    20.05   to     20.51      1,071,680    --     to   1.25%    0.01%    to   0.25%

THORNBURG CORE GROWTH FUND
    2014           67,310    30.24   to     31.87      1,105,782  0.35%    to   1.25%      --     to     --
    2013          109,109    30.59   to     31.94      1,726,083  0.35%    to   1.25%      --     to     --
    2012          102,369    21.72   to     22.48      1,145,660  0.35%    to   1.25%      --     to     --
    2011          104,262    18.11   to     18.57        958,397  0.35%    to   1.25%      --     to     --
    2010          105,462     7.86   to     10.00        943,874  0.35%    to   1.25%      --     to     --

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2014           11,504    18.94   to     20.12        222,965    --     to   1.25%      --     to     --
    2013           14,126    17.27   to     18.12        247,333    --     to   1.25%    0.65%    to   0.73%
    2012            7,944    13.26   to     13.74        106,284    --     to   1.25%    0.24%    to   0.44%
    2011            2,788    11.86   to     12.06         33,287  0.35%    to   1.25%    0.38%    to   0.61%
    2010              266    12.01   to     12.01          3,189  0.35%    to   0.35%    0.32%    to   0.32%

UBS DYNAMIC ALPHA FUND
    2014               71    17.44   to     17.44          1,231  1.25%    to   1.25%    3.52%    to   3.52%
    2013               71    17.12   to     17.12          1,209  1.25%    to   1.25%    0.05%    to   0.05%
    2012              228    16.39   to     16.39          3,732  1.25%    to   1.25%    1.75%    to   1.75%
    2011              228    14.56   to     14.56          3,316  1.25%    to   1.25%      --     to     --

T. ROWE PRICE GROWTH STOCK FUND
    2014          410,260    15.64   to     50.16      6,629,211    --     to   1.25%      --     to     --
    2013          367,628    14.63   to     15.38      5,489,322  0.50%    to   1.25%      --     to     --
    2012          310,929    10.69   to     11.16      3,365,998  0.50%    to   1.25%      --     to     --
    2011          192,139     9.15   to      9.48      1,768,791  0.50%    to   1.25%      --     to     --
    2010          124,255     9.40   to      9.66      1,175,005  0.50%    to   1.25%      --     to     --

T. ROWE PRICE EQUITY-INCOME FUND
    2014          130,666    12.71   to     32.67      1,749,382    --     to   1.25%    1.44%    to   1.46%
    2013          117,689    12.04   to     12.65      1,437,647  0.50%    to   1.25%    1.21%    to   1.28%
    2012          128,214     9.45   to      9.85      1,220,447  0.50%    to   1.25%    1.67%    to   1.74%
    2011          102,786     8.20   to      8.49        846,179  0.50%    to   1.25%    1.33%    to   1.50%
    2010           64,813     8.41   to      8.64        545,819  0.50%    to   1.25%    1.53%    to   1.67%

T. ROWE PRICE RETIREMENT 2010 FUND
    2014          131,425    12.79   to     13.90      1,725,842    --     to   1.25%    1.60%    to   1.63%
    2013          125,027    12.40   to     13.31      1,588,739    --     to   1.25%    0.93%    to   1.52%
    2012          162,165    11.27   to     11.95      1,853,053    --     to   1.25%    1.70%    to   2.02%
    2011          133,106    10.20   to     10.54      1,372,069  0.35%    to   1.25%    1.76%    to   1.97%
    2010          127,216    10.33   to     10.54      1,321,310  0.50%    to   1.25%    2.00%    to   2.95%

T. ROWE PRICE RETIREMENT 2020 FUND
    2014          716,810    13.38   to     14.54      9,912,352    --     to   1.25%    1.12%    to   1.34%
    2013          708,181    12.88   to     13.83      9,366,029    --     to   1.25%    0.89%    to   1.48%
    2012          698,221    11.10   to     11.77      7,907,275    --     to   1.25%    1.38%    to   1.67%
    2011          582,191     9.83   to     10.16      5,797,461  0.35%    to   1.25%    1.43%    to   1.59%
    2010          439,261    10.12   to     10.33      4,481,272  0.50%    to   1.25%    1.57%    to   1.77%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
THORNBURG VALUE FUND
    2014        10.22%     to    11.21%
    2013        37.95%     to    39.20%
    2012         9.42%     to    10.41%
    2011       (14.58)%    to   (13.73)%
    2010         7.90%     to     9.25%

THORNBURG CORE GROWTH FUND
    2014        (1.14)%    to    (0.23)%
    2013        40.82%     to    42.09%
    2012        19.97%     to    21.05%
    2011         0.03%     to     1.06%
    2010         8.43%     to     9.41%

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2014         9.67%     to    11.05%
    2013        30.27%     to    31.90%
    2012        11.79%     to    13.19%
    2011        (0.50)%    to     0.40%
    2010        11.48%     to    11.48%

UBS DYNAMIC ALPHA FUND
    2014         1.87%     to     1.87%
    2013         4.45%     to     4.45%
    2012        12.57%     to    12.57%
    2011        (2.85)%    to    (2.85)%

T. ROWE PRICE GROWTH STOCK FUND
    2014        (4.69)%    to     6.92%
    2013        36.78%     to    37.81%
    2012        16.87%     to    17.75%
    2011        (2.68)%    to    (1.95)%
    2010        14.90%     to    15.76%

T. ROWE PRICE EQUITY-INCOME FUND
    2014        (5.11)%    to     5.58%
    2013        27.47%     to    28.43%
    2012        15.17%     to    16.04%
    2011        (2.47)%    to    (1.73)%
    2010        13.16%     to    14.01%

T. ROWE PRICE RETIREMENT 2010 FUND
    2014         3.13%     to     4.43%
    2013         9.98%     to    11.36%
    2012        10.49%     to    11.88%
    2011        (1.23)%    to    (0.33)%
    2010        10.76%     to    11.59%

T. ROWE PRICE RETIREMENT 2020 FUND
    2014         3.85%     to     5.12%
    2013        16.03%     to    17.49%
    2012        13.02%     to    14.44%
    2011        (2.93)%    to    (2.05)%
    2010        12.79%     to    13.64%


--------------------------------------------------------------------------------
                                   SA-443

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
T. ROWE PRICE RETIREMENT 2030 FUND
    2014          597,944  $ 13.73   to   $ 14.92   $  8,465,391    --     to   1.25%    1.03%    to   1.11%
    2013          482,397    13.17   to     14.14      6,515,849    --     to   1.25%    0.89%    to   1.03%
    2012          521,998    10.90   to     11.55      5,804,194    --     to   1.25%    1.15%    to   1.51%
    2011          411,691     9.49   to      9.81      3,960,225  0.35%    to   1.25%    1.07%    to   1.11%
    2010          315,188     9.92   to     10.13      3,156,582  0.50%    to   1.25%    0.89%    to   1.36%

T. ROWE PRICE RETIREMENT 2040 FUND
    2014          324,978    13.99   to     15.20      4,658,650    --     to   1.25%    0.79%    to   0.91%
    2013          288,222    13.40   to     14.39      3,940,547    --     to   1.25%    0.67%    to   0.80%
    2012          255,785    10.83   to     11.48      2,811,573    --     to   1.25%    0.94%    to   0.99%
    2011          229,247     9.37   to      9.69      2,169,123  0.35%    to   1.25%    0.76%    to   0.90%
    2010          168,606     9.89   to     10.09      1,676,243  0.50%    to   1.25%    0.97%    to   1.43%

T. ROWE PRICE RETIREMENT 2050 FUND
    2014          143,622    13.97   to     15.18      2,052,205    --     to   1.25%    0.82%    to   1.07%
    2013          122,901    13.39   to     14.37      1,672,394    --     to   1.25%    0.70%    to   2.21%
    2012          112,049    10.82   to     11.21      1,229,446  0.50%    to   1.25%    0.97%    to   1.08%
    2011           88,147     9.37   to      9.63        833,977  0.50%    to   1.25%    0.93%    to   1.10%
    2010           62,177     9.87   to     10.07        618,003  0.50%    to   1.25%    0.60%    to   1.14%

T. ROWE PRICE RETIREMENT BALANCED FUND+
    2014           37,374    12.46   to     13.55        477,291    --     to   1.25%    1.04%    to   1.09%
    2013           35,971    12.21   to     13.10        447,408    --     to   1.25%    1.08%    to   1.09%
    2012           38,171    11.37   to     12.05        439,370    --     to   1.25%    1.25%    to   1.29%
    2011           22,499    10.51   to     10.87        238,003  0.35%    to   1.25%    1.76%    to   2.07%
    2010           16,232    10.55   to     10.77        172,030  0.50%    to   1.25%    2.01%    to   2.19%

UBS GLOBAL ALLOCATION FUND
    2014              213    11.23   to     12.58          2,436  0.50%    to   1.25%      --     to     --
    2013              171    10.63   to     12.00          1,858  0.50%    to   1.25%    1.28%    to   1.43%
    2012              139     9.68   to     11.01          1,393  0.50%    to   1.25%    2.17%    to   2.75%
    2011              112     8.66   to      9.92          1,017  0.50%    to   1.25%    4.54%    to   5.92%
    2010               62     9.43   to     10.89            634  0.50%    to   1.25%    4.58%    to   5.47%

VANGUARD SMALL-CAP INDEX FUND
    2014          436,829    10.25   to     10.25      4,476,547    --     to     --     6.98%    to   6.98%
    2013          312,633    10.37   to     10.37      3,241,496    --     to     --     1.28%    to   1.28%
    2012          130,229    14.46   to     14.46      1,883,683    --     to     --     1.90%    to   1.90%
    2011          114,421    12.25   to     12.25      1,402,048    --     to     --     1.26%    to   1.26%
    2010           91,993    12.61   to     12.61      1,159,749    --     to     --     1.75%    to   1.75%

VANGUARD MID-CAP INDEX FUND
    2014          247,965    10.41   to     10.41      2,581,914    --     to     --     6.28%    to   6.28%
    2013          110,786    10.34   to     10.34      1,145,861    --     to     --     1.14%    to   1.14%
    2012           39,159    14.05   to     14.05        550,167    --     to     --     1.46%    to   1.46%
    2011           31,773    12.13   to     12.13        385,508    --     to     --     1.32%    to   1.32%
    2010           20,892    12.39   to     12.39        258,946    --     to     --     1.97%    to   1.97%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2014          160,851    10.22   to     10.22      1,643,829    --     to     --     9.71%    to   9.71%
    2013           94,804     9.96   to      9.96        944,400    --     to     --     0.07%    to   0.07%
    2012           54,358    11.90   to     11.90        647,089    --     to     --     2.54%    to   2.54%
    2011           43,524    11.44   to     11.44        498,010    --     to     --     3.12%    to   3.12%
    2010           23,268    10.64   to     10.64        247,468    --     to     --     3.26%    to   3.26%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
T. ROWE PRICE RETIREMENT 2030 FUND
    2014         4.24%     to    5.53%
    2013        20.88%     to   22.40%
    2012        14.84%     to   16.29%
    2011        (4.41)%    to   (3.54)%
    2010        13.99%     to   14.85%

T. ROWE PRICE RETIREMENT 2040 FUND
    2014         4.37%     to    5.64%
    2013        23.75%     to   25.31%
    2012        15.55%     to   17.00%
    2011        (5.18)%    to   (4.33)%
    2010        14.48%     to   15.34%

T. ROWE PRICE RETIREMENT 2050 FUND
    2014         4.30%     to    5.64%
    2013        23.68%     to   25.23%
    2012        15.53%     to   16.40%
    2011        (5.10)%    to   (4.39)%
    2010        14.37%     to   15.24%

T. ROWE PRICE RETIREMENT BALANCED FUND+
    2014         2.09%     to    3.42%
    2013         7.34%     to    8.69%
    2012         8.16%     to    9.52%
    2011        (0.39)%    to    0.51%
    2010         8.21%     to    9.02%

UBS GLOBAL ALLOCATION FUND
    2014         4.83%     to    5.63%
    2013         8.93%     to    9.75%
    2012        10.97%     to   11.81%
    2011        (8.85)%    to   (8.16)%
    2010        10.46%     to   11.29%

VANGUARD SMALL-CAP INDEX FUND
    2014         6.20%     to    6.20%
    2013         3.68%     to    3.68%
    2012        18.04%     to   18.04%
    2011        (2.80)%    to   (2.80)%
    2010        27.72%     to   27.72%

VANGUARD MID-CAP INDEX FUND
    2014         6.03%     to    6.03%
    2013         3.43%     to    3.43%
    2012        15.80%     to   15.80%
    2011        (2.11)%    to   (2.11)%
    2010        25.46%     to   25.46%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2014         0.49%     to    0.49%
    2013        (0.38)%    to   (0.38)%
    2012         4.04%     to    4.04%
    2011         7.58%     to    7.58%
    2010         6.44%     to    6.44%


--------------------------------------------------------------------------------
                                   SA-444

---------------------------------------------------------------------------

                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
    2014          242,858  $ 10.33   to   $ 10.33   $  2,507,925    --     to     --     6.62%    to   6.62%
    2013           89,958    10.34   to     10.34        929,931    --     to     --       --     to     --
    2012           25,714    13.60   to     13.60        349,826    --     to     --     2.11%    to   2.11%
    2011           22,508    11.70   to     11.70        263,403    --     to     --     1.86%    to   1.86%
    2010            6,888    11.59   to     11.59         79,845    --     to     --     2.10%    to   2.10%

VICTORY DIVERSIFIED STOCK FUND
    2014           77,357    19.17   to     20.64      1,457,875    --     to   1.25%    0.94%    to   0.94%
    2013           81,969    17.62   to     21.82      1,412,792    --     to   1.25%    0.81%    to   0.82%
    2012           95,417    13.27   to     16.65      1,245,321    --     to   1.25%    1.10%    to   1.15%
    2011          102,190    11.54   to     14.46      1,143,146    --     to   1.25%    0.83%    to   0.86%
    2010           59,438    12.51   to     15.61        697,965    --     to   1.25%    0.35%    to   0.98%

VICTORY SPECIAL VALUE FUND
    2014          106,290    15.67   to     22.33      1,601,012    --     to   1.25%      --     to     --
    2013          158,694    14.89   to     20.95      2,209,131    --     to   1.25%      --     to     --
    2012          172,654    11.54   to     16.03      1,852,184    --     to   1.25%      --     to     --
    2011          207,678    10.60   to     14.55      2,096,168    --     to   1.25%    0.06%    to   0.06%
    2010          184,743    12.01   to     16.29      2,052,030    --     to   1.25%    0.09%    to   0.09%

VICTORY SMALL COMPANY OPPORTUNITY FUND
    2014          206,980    17.11   to     18.60      3,719,559    --     to   1.25%      --     to     --
    2013          190,368    16.28   to     17.47      3,228,548    --     to   1.25%    0.02%    to   0.03%
    2012          182,955    12.40   to     13.15      2,346,609    --     to   1.25%    0.45%    to   0.76%
    2011          138,592    11.19   to     11.72      1,584,083    --     to   1.25%    0.21%    to   0.21%
    2010           95,025    11.21   to     11.43      1,078,614  0.50%    to   1.25%    0.29%    to   0.40%

VICTORY ESTABLISHED VALUE FUND
    2014           65,766    32.64   to     35.10      2,266,289    --     to   1.25%    1.01%    to   1.08%
    2013           30,976    29.54   to     31.37        956,423    --     to   1.25%    0.51%    to   0.56%
    2012           26,542    22.25   to     23.34        612,874    --     to   1.25%    0.75%    to   0.97%
    2011           24,245    20.09   to     20.81        497,590    --     to   1.25%    0.66%    to   0.74%
    2010           14,506    20.32   to     20.79        299,426    --     to   1.25%    0.39%    to   0.93%

INVESCO SMALL CAP DISCOVERY FUND
    2014          128,397    16.37   to     17.45      2,070,297  0.15%    to   1.25%      --     to     --
    2013          134,951    15.90   to     17.13      2,164,040  0.35%    to   1.25%      --     to     --
    2012          137,247    11.63   to     12.64      1,617,978  0.35%    to   1.25%      --     to     --
    2011          123,675     9.99   to     10.96      1,261,904  0.35%    to   1.25%      --     to     --
    2010          107,108    10.38   to     11.49      1,151,016  0.35%    to   1.25%      --     to     --

INVESCO COMSTOCK FUND
    2014          278,238    19.41   to     25.52      6,078,480    --     to   1.25%    1.59%    to   1.64%
    2013          297,320    18.01   to     23.77      6,046,760    --     to   1.25%    1.29%    to   1.32%
    2012          321,005    13.49   to     17.81      4,936,302    --     to   1.25%    1.56%    to   1.63%
    2011          326,258    11.48   to     15.21      4,341,080    --     to   1.25%    1.28%    to   1.45%
    2010          336,392    11.86   to     13.30      4,679,681    --     to   1.25%    1.43%    to   1.51%

INVESCO EQUITY AND INCOME FUND
    2014          941,602    21.27   to     24.98     18,157,463    --     to   1.25%    2.54%    to   2.61%
    2013          990,929    19.75   to     22.91     17,908,255    --     to   1.25%    1.92%    to   2.14%
    2012        1,156,059    16.00   to     18.33     17,276,857    --     to   1.25%    2.20%    to   2.24%
    2011        1,228,879    14.35   to     16.24     16,346,661    --     to   1.25%    1.89%    to   1.96%
    2010        1,217,985    14.71   to     16.44     16,739,124    --     to   1.25%    1.78%    to   1.92%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
    2014         5.37%     to     5.37%
    2013         3.37%     to     3.37%
    2012        16.25%     to    16.25%
    2011         0.96%     to     0.96%
    2010        17.09%     to    17.09%

VICTORY DIVERSIFIED STOCK FUND
    2014        (5.41)%    to     8.77%
    2013        31.05%     to    32.79%
    2012        15.00%     to    15.15%
    2011        (7.73)%    to    (6.57)%
    2010        11.35%     to    11.66%

VICTORY SPECIAL VALUE FUND
    2014         5.26%     to     6.59%
    2013        29.07%     to    30.69%
    2012         8.80%     to    10.17%
    2011       (11.74)%    to   (10.63)%
    2010        18.83%     to    20.22%

VICTORY SMALL COMPANY OPPORTUNITY FUND
    2014         5.10%     to     6.46%
    2013        31.26%     to    32.91%
    2012        10.77%     to    12.16%
    2011        (0.10)%    to     1.16%
    2010        20.02%     to    20.92%

VICTORY ESTABLISHED VALUE FUND
    2014        10.50%     to    11.91%
    2013        32.76%     to    34.43%
    2012        10.73%     to    12.12%
    2011        (1.14)%    to     0.10%
    2010        19.90%     to    21.41%

INVESCO SMALL CAP DISCOVERY FUND
    2014         1.84%     to     6.78%
    2013        35.57%     to    36.79%
    2012        15.32%     to    16.36%
    2011        (4.58)%    to    (3.72)%
    2010        22.37%     to    23.48%

INVESCO COMSTOCK FUND
    2014         7.36%     to     7.78%
    2013        33.46%     to    33.56%
    2012        17.09%     to    17.42%
    2011        (3.19)%    to    (1.97)%
    2010        14.17%     to    15.60%

INVESCO EQUITY AND INCOME FUND
    2014         7.69%     to     9.05%
    2013        23.41%     to    24.96%
    2012        11.48%     to    12.88%
    2011        (2.46)%    to    (1.23)%
    2010        11.00%     to    12.39%


--------------------------------------------------------------------------------
                                   SA-445

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             INVESTMENT
                                    UNIT                                 EXPENSE               INCOME
                                 FAIR VALUE                          RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*              HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  ----------------------
INVESCO GROWTH AND INCOME FUND
    2014          167,755  $ 14.20   to   $ 16.47   $  2,599,034  0.50%    to   1.25%    1.88%    to   1.91%
    2013          294,520    13.39   to     15.14      4,113,771    --     to   1.25%    1.31%    to   1.32%
    2012          288,978    10.01   to     11.45      3,028,987    --     to   1.25%    1.58%    to   1.65%
    2011          264,776     8.73   to     10.12      2,420,082    --     to   1.25%    1.29%    to   1.31%
    2010          262,247     8.92   to     10.47      2,444,417    --     to   1.25%    0.55%    to   1.29%

INVESCO MID CAP GROWTH FUND
    2014           79,383    16.59   to     18.94      1,382,869  0.50%    to   1.25%      --     to     --
    2013           74,009    15.44   to     17.77      1,226,502  0.50%    to   1.25%      --     to     --
    2012           70,193    11.65   to     13.13        876,675    --     to   1.25%      --     to     --
    2011           64,552    10.42   to     11.90        729,663    --     to   1.25%      --     to     --
    2010           53,504    11.46   to     13.25        673,723    --     to   1.25%      --     to     --

INVESCO U.S. MORTGAGE FUND
    2014               21    12.66   to     12.66            265  0.75%    to   0.75%    4.37%    to   4.37%
    2013               21    12.00   to     12.00            254  0.75%    to   0.75%    3.31%    to   3.31%
    2012               46    12.08   to     12.82            571  0.65%    to   1.05%    1.61%    to   4.19%
    2011               30    11.67   to     12.21            354  0.85%    to   1.05%    4.31%    to   5.09%
    2010               30    11.23   to     11.51            339  1.05%    to   1.25%    0.06%    to   3.23%

INVESCO SMALL CAP VALUE FUND
    2014           34,243    37.71   to     40.56      1,346,212    --     to   1.25%      --     to     --
    2013           37,897    35.64   to     37.86      1,396,531    --     to   1.25%      --     to     --
    2012           31,853    25.02   to     26.24        822,081    --     to   1.25%      --     to     --
    2011           34,166    20.68   to     21.42        724,490    --     to   1.25%      --     to     --
    2010           20,536    22.81   to     23.33        476,998    --     to   1.25%      --     to     --

INVESCO AMERICAN VALUE FUND
    2014           24,013    35.96   to     38.67        907,771    --     to   1.25%    0.09%    to   0.09%
    2013           15,097    33.27   to     35.34        528,339    --     to   1.25%    0.33%    to   0.40%
    2012            2,748    25.13   to     26.36         70,486    --     to   1.25%    0.45%    to   0.50%
    2011            1,201    21.75   to     21.75         26,120  1.25%    to   1.25%    0.32%    to   0.32%
    2010              711    21.89   to     21.89         15,564  1.25%    to   1.25%    0.27%    to   0.27%

MORGAN STANLEY INSTITUTIONAL OPPORTUNITY PORTFOLIO
    2014            1,789    18.56   to     19.20         33,597  0.50%    to   1.25%      --     to     --
    2013            7,130    18.31   to     18.81        132,317  0.50%    to   1.25%      --     to     --
    2012            6,697    12.92   to     13.17         87,383  0.50%    to   1.25%      --     to     --
    2011            5,655    11.98   to     12.08         68,135  0.75%    to   1.25%      --     to     --
    2010            5,771    12.22   to     12.25         70,653  0.85%    to   1.25%      --     to     --

INVESCO VALUE OPPORTUNITIES FUND
    2014           41,463    14.64   to     15.14        627,259  0.35%    to   1.25%    0.89%    to   1.59%
    2013           48,399    13.90   to     14.25        689,280  0.35%    to   1.25%    1.01%    to   1.10%
    2012           51,188    10.62   to     10.79        552,149  0.35%    to   1.25%    0.90%    to   1.04%
    2011           67,682     9.14   to      9.20        622,634  0.35%    to   1.25%    0.01%    to   0.01%

INVESCO DIVERSIFIED DIVIDEND FUND
    2014           41,488    10.77   to     15.47        499,633  0.35%    to   1.25%    1.52%    to   2.22%
    2013           30,730    13.97   to     14.26        436,896  0.50%    to   1.25%    1.58%    to   1.62%
    2012           46,573    10.97   to     11.11        515,850  0.50%    to   1.25%    1.80%    to   1.95%
    2011           35,796     9.48   to      9.53        340,556  0.50%    to   1.25%    1.33%    to   1.34%

INVESCO AMERICAN FRANCHISE FUND
    2014           49,875    14.58   to     15.08        745,262  0.35%    to   1.25%      --     to     --
    2013           50,867    13.63   to     13.91        704,780  0.50%    to   1.25%    0.12%    to   0.20%
    2012            7,150     9.88   to     10.01         70,823  0.50%    to   1.25%    0.02%    to   0.03%
    2011            4,975     8.84   to      8.87         44,007  0.75%    to   1.25%      --     to     --


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
INVESCO GROWTH AND INCOME FUND
    2014         8.77%     to     9.57%
    2013        32.18%     to    33.84%
    2012        13.15%     to    14.58%
    2011        (3.30)%    to    (2.09)%
    2010        11.25%     to    12.65%

INVESCO MID CAP GROWTH FUND
    2014         6.57%     to     7.43%
    2013        35.31%     to    36.33%
    2012        10.38%     to    11.77%
    2011       (10.23)%    to    (9.10)%
    2010        25.76%     to    27.34%

INVESCO U.S. MORTGAGE FUND
    2014         5.52%     to     5.52%
    2013        (2.24)%    to    (2.24)%
    2012         3.45%     to     3.87%
    2011         3.97%     to     4.18%
    2010         4.11%     to     4.32%

INVESCO SMALL CAP VALUE FUND
    2014         5.81%     to     7.13%
    2013        42.47%     to    44.26%
    2012        20.98%     to    22.50%
    2011        (9.34)%    to    (8.20)%
    2010        27.92%     to    29.53%

INVESCO AMERICAN VALUE FUND
    2014         8.07%     to     9.42%
    2013        32.38%     to    34.04%
    2012        15.56%     to    17.02%
    2011        (0.65)%    to    (0.65)%
    2010        20.35%     to    20.35%

MORGAN STANLEY INSTITUTIONAL OPPORTUNITY PORTFOLIO
    2014         1.34%     to     2.09%
    2013        41.71%     to    42.77%
    2012         7.83%     to     8.64%
    2011        (1.97)%    to    (1.47)%
    2010        19.88%     to    20.16%

INVESCO VALUE OPPORTUNITIES FUND
    2014         5.31%     to     6.21%
    2013        30.86%     to    32.05%
    2012        16.22%     to    17.27%
    2011        (8.59)%    to    (8.00)%

INVESCO DIVERSIFIED DIVIDEND FUND
    2014         4.94%     to    10.72%
    2013        27.35%     to    28.31%
    2012        15.76%     to    16.63%
    2011        (5.22)%    to    (4.71)%

INVESCO AMERICAN FRANCHISE FUND
    2014         6.20%     to     7.00%
    2013        37.99%     to    39.02%
    2012        11.79%     to    12.63%
    2011       (11.62)%    to   (11.30)%


--------------------------------------------------------------------------------
                                   SA-446

---------------------------------------------------------------------------

                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
INVESCO GLOBAL CORE EQUITY FUND
    2014            2,515  $ 11.30   to   $ 11.62   $     28,509  0.50%    to   1.25%    1.11%    to    1.15%
    2013            2,137    11.40   to     11.63         24,422  0.50%    to   1.25%    1.65%    to    1.96%
    2012            1,618     9.44   to      9.54         15,295  0.65%    to   1.25%    2.01%    to    2.20%
    2011            2,553     8.44   to      8.46         21,576  0.85%    to   1.25%    1.01%    to    1.04%

VANGUARD 500 INDEX FUND
    2014          439,625    10.34   to     10.34      4,547,903    --     to     --     7.35%    to    7.35%
    2013          232,163    10.31   to     10.31      2,394,725    --     to     --     0.53%    to    0.53%
    2012           96,845    13.44   to     13.44      1,301,535    --     to     --     2.19%    to    2.19%
    2011           78,493    11.60   to     11.60        910,765    --     to     --     2.02%    to    2.02%
    2010           56,310    11.38   to     11.38        640,778    --     to     --     2.16%    to    2.16%

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
    2014            4,874    10.87   to     10.96         56,045    --     to   1.25%    4.98%    to   11.50%
    2013            4,363    11.71   to     12.25         53,428  0.65%    to   1.25%    0.30%    to    2.56%
    2012            4,760     7.77   to      9.85         46,627  0.50%    to   1.25%    2.81%    to    3.21%
    2011            4,243     6.87   to      8.77         36,599  0.50%    to   1.25%    1.99%    to    2.43%

WELLS FARGO ADVANTAGE CORE BOND FUND
    2014            5,735    11.38   to     11.69         66,195  0.65%    to   1.25%    1.47%    to    1.54%
    2013           10,547    10.89   to     11.13        116,675  0.65%    to   1.25%    1.44%    to    1.48%
    2012           10,519    11.29   to     11.46        119,961  0.65%    to   1.25%    1.57%    to    1.59%
    2011           11,012    10.77   to     10.87        119,404  0.65%    to   1.25%    1.25%    to    2.29%
    2010            4,661    10.08   to     10.10         47,041  0.75%    to   1.25%    0.13%    to    1.15%

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2014           31,124    20.17   to     23.35        592,323  0.15%    to   1.25%      --     to      --
    2013           27,837    14.45   to     18.75        414,337  0.35%    to   1.25%      --     to      --
    2012           30,176    11.76   to     15.40        365,804  0.35%    to   1.25%      --     to      --
    2011           27,966    10.98   to     14.51        331,701  0.35%    to   1.25%      --     to      --
    2010           23,577    11.59   to     15.44        290,328  0.35%    to   1.25%      --     to      --

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2014            8,468    17.51   to     18.76        152,481  0.35%    to   1.25%      --     to      --
    2013            7,008    14.22   to     15.10        101,948  0.35%    to   1.25%      --     to      --
    2012            6,614    11.39   to     11.89         76,349  0.50%    to   1.25%      --     to      --
    2011            9,848    10.71   to     11.09        105,620  0.50%    to   1.25%      --     to      --
    2010            8,209    11.66   to     11.92         95,713  0.65%    to   1.25%    0.84%    to    0.91%

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2014              822    16.26   to     16.63         13,605  0.50%    to   1.25%    2.10%    to    3.41%
    2013              112    14.56   to     14.78          1,632  0.50%    to   1.25%    2.09%    to    3.23%

TIAA-CREF LARGE CAP GROWTH FUND
    2014            3,718    16.13   to     16.49         61,099  0.50%    to   1.25%    1.39%    to    1.52%
    2013            3,005    14.49   to     14.70         44,046  0.50%    to   1.25%    1.25%    to    2.00%
    2012            2,224    11.07   to     11.09         24,675  0.65%    to   0.85%      --     to    1.55%

TIAA-CREF BOND INDEX FUND+
    2014            1,048    10.29   to     10.52         10,993  0.50%    to   1.25%    1.92%    to    2.23%

TIAA-CREF EQUITY INDEX FUND
    2014            9,243    16.18   to     16.54        151,937  0.50%    to   1.25%    2.24%    to    2.35%
    2013            2,573    14.66   to     14.82         38,076  0.50%    to   1.05%    1.59%    to    2.19%
    2012            2,209    11.17   to     11.17         24,664  0.65%    to   0.65%      --     to      --

MASSMUTUAL RETIRESMART(SM) 2015 FUND+
    2014           41,376    10.14   to     10.20        421,378  0.35%    to   1.25%    4.97%    to    5.30%


                       TOTAL RETURN
                      RATIO LOWEST TO
SUB-ACCOUNT             HIGHEST***
-------------  ---------------------------
INVESCO GLOBAL CORE EQUITY FUND
    2014        (0.89)%    to    (0.11)%
    2013        20.76%     to    21.67%
    2012        11.81%     to    12.49%
    2011       (15.59)%    to   (15.35)%

VANGUARD 500 INDEX FUND
    2014         5.24%     to     5.24%
    2013         3.15%     to     3.15%
    2012        15.82%     to    15.82%
    2011         1.97%     to     1.97%
    2010        14.91%     to    14.91%

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
    2014        (8.27)%    to    (6.43)%
    2013        18.88%     to    19.59%
    2012        12.28%     to    13.13%
    2011       (14.84)%    to   (14.20)%

WELLS FARGO ADVANTAGE CORE BOND FUND
    2014         4.49%     to     5.04%
    2013        (3.49)%    to    (2.91)%
    2012         4.82%     to     5.45%
    2011         6.86%     to     7.50%
    2010         0.90%     to     1.14%

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2014        15.88%     to    24.56%
    2013        21.79%     to    22.89%
    2012         6.13%     to     7.09%
    2011        (6.04)%    to    (5.19)%
    2010        13.86%     to    14.89%

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2014        23.16%     to    24.24%
    2013        24.82%     to    25.94%
    2012         6.40%     to     7.20%
    2011        (8.20)%    to    (7.51)%
    2010        13.94%     to    14.63%

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2014        11.70%     to    12.52%
    2013        30.39%     to    31.37%

TIAA-CREF LARGE CAP GROWTH FUND
    2014        11.31%     to    12.19%
    2013        31.38%     to    32.37%
    2012        10.70%     to    10.92%

TIAA-CREF BOND INDEX FUND+
    2014         0.19%     to     1.65%

TIAA-CREF EQUITY INDEX FUND
    2014         8.58%     to    11.62%
    2013        31.76%     to    32.48%
    2012        11.67%     to    11.67%

MASSMUTUAL RETIRESMART(SM) 2015 FUND+
    2014        (1.60)%    to    (0.78)%


--------------------------------------------------------------------------------
                                   SA-447

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
MASSMUTUAL RETIRESMART(SM) 2020 FUND+
    2014           77,749  $ 10.15   to   $ 10.20   $    791,241  0.50%    to   1.25%    4.60%    to    6.27%

MASSMUTUAL RETIRESMART(SM) 2025 FUND+
    2014           71,538    10.15   to     10.20        728,542  0.65%    to   1.25%    4.22%    to    4.71%

MASSMUTUAL RETIRESMART(SM) 2030 FUND+
    2014           81,100    10.15   to     10.20        825,424  0.50%    to   1.25%    8.56%    to    9.71%

MASSMUTUAL RETIRESMART(SM) 2035 FUND+
    2014           58,006    10.16   to     10.23        591,211  0.35%    to   1.25%    4.37%    to    7.81%

MASSMUTUAL RETIRESMART(SM) 2040 FUND+
    2014           57,337    10.17   to     10.22        584,245  0.50%    to   1.25%    6.97%    to   10.98%

MASSMUTUAL RETIRESMART(SM) 2045 FUND+
    2014           36,862    10.19   to     10.25        376,836  0.35%    to   1.25%    4.35%    to    7.26%

MASSMUTUAL RETIRESMART(SM) 2050 FUND+
    2014           26,706    10.20   to     10.24        272,886  0.65%    to   1.25%      --     to      --

MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND+
    2014              630    10.09   to     10.09          6,362  1.25%    to   1.25%      --     to      --

MASSMUTUAL RETIRESMART(SM) 2055+
    2014            2,790    10.20   to     10.24         28,456  0.65%    to   1.25%      --     to      --

AMERICAN CENTURY HERITAGE FUND
    2014           57,458    10.92   to     22.36        630,556    --     to   1.25%      --     to      --
    2013           58,434    10.25   to     24.47        599,075    --     to   1.25%      --     to      --

CLEARBRIDGE SMALL CAP VALUE FUND+
    2014              862    15.08   to     15.87         13,073  0.65%    to   1.25%      --     to      --
    2013              775    15.01   to     15.71         11,700  0.65%    to   1.25%      --     to      --
    2012            3,026    11.32   to     11.78         34,988  0.65%    to   1.25%      --     to      --
    2011            3,099     9.94   to     10.28         31,473  0.65%    to   1.25%      --     to      --
    2010            3,191    10.84   to     11.04         34,944  0.85%    to   1.25%      --     to      --

OAK RIDGE SMALL CAP GROWTH FUND+
    2014           56,974    10.87   to     10.89        620,079  0.50%    to   1.25%      --     to      --

HIMCO VIT INDEX FUND+
    2014        1,033,554    10.93   to     10.95     11,329,093    --     to   1.25%      --     to      --

MM S&P MID CAP INDEX FUND+
    2014               18    10.77   to     10.77            195  1.25%    to   1.25%   18.13%    to   18.13%

RUSSELL BALANCED STRATEGY FUND+
    2014           27,843    10.20   to     10.22        283,956  0.35%    to   1.25%   11.82%    to   12.20%
    2013           11,839    19.70   to     20.58        233,771  0.35%    to   1.25%    1.90%    to    2.03%
    2012           10,296    17.78   to     18.30        183,278  0.50%    to   1.25%    2.88%    to    3.11%
    2011            7,368    16.03   to     16.38        118,217  0.50%    to   1.25%    0.68%    to    3.10%
    2010            3,021    16.69   to     16.92         50,633  0.50%    to   1.25%    2.28%    to    5.06%

RUSSELL CONSERVATIVE STRATEGY FUND+
    2014            1,811    10.08   to     10.10         18,248  0.35%    to   1.25%   10.28%    to   10.65%
    2013              815    15.19   to     15.87         12,383  0.35%    to   1.25%    1.34%    to    1.35%
    2012              733    14.95   to     14.95         10,958  1.25%    to   1.25%    3.49%    to    3.49%
    2011              497    13.96   to     13.96          6,935  1.25%    to   1.25%    2.86%    to    2.86%
    2010            2,250    13.87   to     14.06         31,597  0.50%    to   1.25%    4.12%    to    5.94%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
MASSMUTUAL RETIRESMART(SM) 2020 FUND+
    2014        (1.40)%    to   (1.36)%

MASSMUTUAL RETIRESMART(SM) 2025 FUND+
    2014        (1.49)%    to   (0.95)%

MASSMUTUAL RETIRESMART(SM) 2030 FUND+
    2014        (1.78)%    to   (1.64)%

MASSMUTUAL RETIRESMART(SM) 2035 FUND+
    2014        (1.45)%    to   (1.22)%

MASSMUTUAL RETIRESMART(SM) 2040 FUND+
    2014        (2.37)%    to   (1.67)%

MASSMUTUAL RETIRESMART(SM) 2045 FUND+
    2014        (1.67)%    to   (1.52)%

MASSMUTUAL RETIRESMART(SM) 2050 FUND+
    2014        (1.64)%    to   (0.33)%

MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND+
    2014        (1.54)%    to   (1.54)%

MASSMUTUAL RETIRESMART(SM) 2055+
    2014        (1.11)%    to    1.08%

AMERICAN CENTURY HERITAGE FUND
    2014        (8.62)%    to    6.49%
    2013       (11.34)%    to    2.45%

CLEARBRIDGE SMALL CAP VALUE FUND+
    2014         0.46%     to    1.04%
    2013        32.59%     to   33.39%
    2012        13.86%     to   14.54%
    2011        (8.28)%    to   (7.73)%
    2010        23.38%     to   23.88%

OAK RIDGE SMALL CAP GROWTH FUND+
    2014         8.74%     to    8.91%

HIMCO VIT INDEX FUND+
    2014         9.18%     to    9.46%

MM S&P MID CAP INDEX FUND+
    2014         2.71%     to    2.71%

RUSSELL BALANCED STRATEGY FUND+
    2014         1.97%     to    2.20%
    2013        10.79%     to   11.79%
    2012        10.92%     to   11.75%
    2011        (3.95)%    to   (3.23)%
    2010        11.98%     to   12.82%

RUSSELL CONSERVATIVE STRATEGY FUND+
    2014         0.75%     to    0.98%
    2013         1.59%     to    2.50%
    2012         7.09%     to    7.09%
    2011         0.66%     to    0.66%
    2010         8.78%     to    9.59%


--------------------------------------------------------------------------------
                                   SA-448

---------------------------------------------------------------------------

                                                                                              INVESTMENT
                                    UNIT                                 EXPENSE                INCOME
                                 FAIR VALUE                          RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT      UNITS #     LOWEST TO HIGHEST #     NET ASSETS         HIGHEST*               HIGHEST**
-------------  ----------  -----------------------  ------------  --------------------  -----------------------
RUSSELL GROWTH STRATEGY FUND+
    2014           39,365  $ 10.20   to   $ 10.20   $    401,567  1.05%    to   1.25%   11.53%    to   11.70%
    2013           19,318    21.71   to     21.92        422,324  1.05%    to   1.25%    1.80%    to    1.98%
    2012            5,498    18.90   to     18.90        103,902  1.25%    to   1.25%    2.05%    to    2.05%
    2011            4,297    16.85   to     16.85         72,429  1.25%    to   1.25%    1.88%    to    1.88%
    2010            2,563    18.03   to     18.03         46,212  1.25%    to   1.25%    4.90%    to    4.90%

RUSSELL MODERATE STRATEGY FUND+
    2014           28,075    10.13   to     10.13        284,407  1.05%    to   1.25%   11.88%    to   11.94%
    2013           15,517    17.41   to     17.58        272,554  1.05%    to   1.25%    0.99%    to    1.28%
    2012            3,896    16.55   to     16.55         64,498  1.25%    to   1.25%    3.06%    to    3.06%
    2011            3,449    15.17   to     15.17         52,327  1.25%    to   1.25%    2.40%    to    2.40%
    2010            2,913    15.37   to     15.37         44,767  1.25%    to   1.25%    6.47%    to    6.47%

PIMCO TOTAL RETURN FUND
    2014        2,367,802    15.11   to     16.06     35,196,942    --     to   1.25%    3.55%    to    3.77%
    2013        2,340,391    14.67   to     15.40     33,737,330    --     to   1.25%    2.04%    to    2.04%
    2012        2,381,881    15.21   to     15.77     35,604,059    --     to   1.25%    3.84%    to    3.91%
    2011        1,942,619    11.28   to     14.34     26,491,298    --     to   1.25%    3.60%    to    4.04%
    2010        1,237,235    10.85   to     13.82     16,485,384    --     to   1.25%    1.50%    to    2.98%

PIMCO REAL RETURN FUND
    2014        1,581,966    14.37   to     14.73     21,584,638    --     to   1.25%    3.30%    to    3.35%
    2013        1,545,144    14.13   to     14.30     20,652,515    --     to   1.25%    0.75%    to    0.75%
    2012        1,318,471    15.79   to     15.79     19,407,590    --     to   1.25%    2.33%    to    2.34%
    2011        1,052,785    14.51   to     14.69     14,246,815    --     to   1.25%    3.60%    to    4.06%
    2010          800,211    10.78   to     13.39      9,777,190    --     to   1.25%    2.12%    to    2.97%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
-------------  --------------------------
RUSSELL GROWTH STRATEGY FUND+
    2014         1.97%     to    2.03%
    2013        14.86%     to   15.09%
    2012        12.14%     to   12.14%
    2011        (6.51)%    to   (6.51)%
    2010        12.69%     to   12.69%

RUSSELL MODERATE STRATEGY FUND+
    2014         1.26%     to    1.31%
    2013         5.15%     to    5.36%
    2012         9.11%     to    9.11%
    2011        (1.28)%    to   (1.28)%
    2010        10.84%     to   10.84%

PIMCO TOTAL RETURN FUND
    2014         3.00%     to    4.30%
    2013        (3.52)%    to   (2.30)%
    2012         8.58%     to    9.95%
    2011         2.46%     to    3.91%
    2010         7.05%     to    8.60%

PIMCO REAL RETURN FUND
    2014         1.71%     to    3.01%
    2013       (10.54)%    to   (9.41)%
    2012         7.47%     to    8.83%
    2011         9.75%     to   11.13%
    2010         6.02%     to    8.94%


    * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

7.   SUBSEQUENT EVENTS

     Management has evaluated events subsequent to December 31, 2014 and through the financial statement issuance date of April 28, 2015, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.



--------------------------------------------------------------------------------
                                   SA-449

     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  --------------------------------------------------------------



To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.



DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 27, 2015

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF OPERATIONS



                                                                                                        FOR THE YEARS ENDED
                                                                                                           DECEMBER 31,
                                                                                               -------------------------------------
                                                                                                  2014         2013          2012
                                                                                               ----------    ---------    ----------
                                                                                                           (In millions)
REVENUES
   Fee income and other                                                                        $   1,210     $  1,462     $   2,956
   Earned premiums                                                                                    32          184            93
   Net investment income                                                                           1,543        1,683         2,536
   Net realized capital gains (losses):
      Total other-than-temporary impairment ("OTTI") losses                                          (31)         (54)         (293)
      OTTI losses recognized in other comprehensive income                                             2            9            38
                                                                                               ----------    ---------    ----------
      Net OTTI losses recognized in earnings                                                         (29)         (45)         (255)
      Net realized capital gains on investments transferred at fair value in business
        disposition by reinsurance                                                                    --        1,561            --
      Net realized capital gains (losses), excluding net OTTI losses recognized in
        earnings                                                                                     606       (1,190)       (1,226)
   Total net realized capital gains (losses)                                                         577          326        (1,481)
                                                                                               ----------    ---------    ----------
                                                                          TOTAL REVENUES           3,362        3,655         4,104
BENEFITS, LOSSES AND EXPENSES
   Benefits, loss and loss adjustment expenses                                                     1,460        1,758         2,900
   Amortization of deferred policy acquisition costs and present value of future
      profits                                                                                        206          228           324
   Insurance operating costs and other expenses                                                      851         (401)          268
   Reinsurance (gain) loss on disposition in 2014 and 2013, and goodwill impairment
      of $61 in 2012                                                                                 (23)       1,491            61
   Dividends to policyholders                                                                          7           18            20
                                                     TOTAL BENEFITS, LOSSES AND EXPENSES           2,501        3,094         3,573
                                   INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES             861          561           531
   Income tax expense                                                                                184           49            36
                                           INCOME FROM CONTINUING OPERATIONS, NET OF TAX             677          512           495
   Income (loss) from discontinued operations, net of tax                                             --          (41)           61
                                                                              NET INCOME             677          471           556
   Net income attributable to noncontrolling interest                                                  1            6             2
                                                                                               ----------    ---------    ----------
                              NET INCOME ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY       $     676     $    465     $     554
                                                                                               ----------    ---------    ----------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME





                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                               -------------------------------------
                                                                                                  2014         2013          2012
                                                                                               ----------    ----------   ----------
                                                                                                           (In millions)
COMPREHENSIVE INCOME
   Net income                                                                                  $     677     $     471    $     556
                                                                                               ----------    ----------   ----------
Other comprehensive income (loss):
      Change in net unrealized gain (loss) on securities                                             659        (1,257)       1,120
      Change in net gain/loss on cash-flow hedging instruments                                        (9)         (179)        (110)
      Change in foreign currency translation adjustments                                              (3)           23           24
                                                                                               ----------    ----------   ----------
      Total other comprehensive income (loss)                                                        647        (1,413)       1,034
                                                                                               ----------    ----------   ----------
      Total comprehensive income (loss)                                                            1,324          (942)       1,590
Less: Comprehensive income attributable to noncontrolling interest                                     1             6            2
                                                                                               ----------    ----------   ----------
                         TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE
                                                                       INSURANCE COMPANY       $   1,323     $    (948)   $   1,588
                                                                                               ----------    ----------   ----------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED BALANCE SHEETS



                                                                                                           AS OF DECEMBER 31,
                                                                                                       ---------------------------
                                                                                                          2014            2013
                                                                                                       -----------     -----------
                                                                                                          (In millions, except
                                                                                                             for share data)
ASSETS
   Investments:
   Fixed maturities, available-for-sale, at fair value (amortized cost of $23,260 and $27,188)
     (includes variable interest entity assets, at fair value, of $0 and $12)                          $    25,436     $    28,163
   Fixed maturities, at fair value using the fair value option (includes variable interest entity
     assets, at fair value, of $139 and $131)                                                                  280             791
   Equity securities, available-for-sale, at fair value (cost of $525 and $362) (includes equity
     securities, at fair value using the fair value option, of $248 and $0)                                    514             372
   Mortgage loans (net of allowance for loan losses of $15 and $12)                                          3,109           3,470
   Policy loans, at outstanding balance                                                                      1,430           1,416
   Limited partnerships, and other alternative investments (includes variable interest entity
     assets of $3 and $4)                                                                                    1,309           1,329
   Other investments                                                                                           442             282
   Short-term investments (includes variable interest entity assets of $15 and $3)                           2,162           1,952
                                                                                                       -----------     -----------
                                                                                TOTAL INVESTMENTS           34,682          37,775
   Cash                                                                                                        258             446
   Premiums receivable and agents' balances, net                                                                27              33
   Reinsurance recoverables                                                                                 20,053          19,794
   Deferred policy acquisition costs                                                                           521             689
   Deferred income taxes, net                                                                                1,237           2,110
   Other assets                                                                                                308             994
   Separate account assets                                                                                 134,689         140,874
                                                                                                       -----------     -----------
                                                                                    TOTAL ASSETS       $   191,775     $   202,715
                                                                                                       -----------     -----------
LIABILITIES
   Reserve for future policy benefits and unpaid losses and loss adjustment expenses                   $    13,624     $    12,874
   Other policyholder funds and benefits payable                                                            31,994          36,856
   Other liabilities (including variable interest entity liabilities of $22 and $35)                         2,177           3,872
   Separate account liabilities                                                                            134,689         140,874
                                                                                                       -----------     -----------
                                                                                TOTAL LIABILITIES          182,484         194,476
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued and outstanding, par value $5,690                             6               6
   Additional paid-in capital                                                                                6,688           6,959
   Accumulated other comprehensive income, net of tax                                                        1,221             574
   Retained earnings                                                                                         1,376             700
                                                                                                       -----------     -----------
                                                                       TOTAL STOCKHOLDER'S EQUITY            9,291           8,239
                                                                                                       -----------     -----------
                                                      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $   191,775     $   202,715
                                                                                                       -----------     -----------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY



                                                                           Accumulated
                                                           Additional         Other         Retained       Non-
                                                Common       Paid-In      Comprehensive     Earnings    Controlling
                                                 Stock       Capital      Income (Loss)     (Deficit)    Interest
                                             -----------  -----------  ------------------  ----------  ------------
                                            (In millions)
BALANCE, DECEMBER 31, 2013                       $  6      $   6,959        $     574       $    700       $ --
Capital contributions to parent                    --           (271)              --             --         --
Net income                                         --             --               --            676          1
Change in noncontrolling interest ownership        --             --               --             --         (1)
Total other comprehensive income                   --             --              647             --         --
                                             -----------  -----------  ------------------  ----------  ------------
                 BALANCE, DECEMBER 31, 2014      $  6      $   6,688        $   1,221       $  1,376       $ --
                                             -----------  -----------  ------------------  ----------  ------------
BALANCE, DECEMBER 31, 2012                       $  6      $   8,155        $   1,987       $    235       $ --
Capital contributions to parent                    --         (1,196)              --             --         --
Net income                                         --             --               --            465          6
Change in noncontrolling interest ownership        --             --               --             --         (6)
Total other comprehensive income                   --             --           (1,413)            --         --
                                             -----------  -----------  ------------------  ----------  ------------
                 BALANCE, DECEMBER 31, 2013      $  6      $   6,959        $     574       $    700       $ --
                                             -----------  -----------  ------------------  ----------  ------------
BALANCE, DECEMBER 31, 2011                       $  6      $   8,271        $     953       $   (319)      $ --
Capital contributions to parent                    --           (116)              --             --         --
Net income                                         --             --               --            554          2
Change in noncontrolling interest ownership                                                                  (2)
Total other comprehensive income                   --             --            1,034             --         --
                                             -----------  -----------  ------------------  ----------  ------------
                 BALANCE, DECEMBER 31, 2012      $  6      $   8,155        $   1,987       $    235       $ --
                                             -----------  -----------  ------------------  ----------  ------------


                                                   Total
                                               Stockholder's
                                                  Equity
                                             ----------------
                                            (In millions)
BALANCE, DECEMBER 31, 2013                      $    8,239
Capital contributions to parent                       (271)
Net income                                             677
Change in noncontrolling interest ownership             (1)
Total other comprehensive income                       647
                                             ----------------
                 BALANCE, DECEMBER 31, 2014     $    9,291
                                             ----------------
BALANCE, DECEMBER 31, 2012                      $   10,383
Capital contributions to parent                     (1,196)
Net income                                             471
Change in noncontrolling interest ownership             (6)
Total other comprehensive income                    (1,413)
                                             ----------------
                 BALANCE, DECEMBER 31, 2013     $    8,239
                                             ----------------
BALANCE, DECEMBER 31, 2011                      $    8,911
Capital contributions to parent                       (116)
Net income                                             556
Change in noncontrolling interest ownership             (2)
Total other comprehensive income                     1,034
                                             ----------------
                 BALANCE, DECEMBER 31, 2012     $   10,383
                                             ----------------




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

        HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF CASH FLOWS



                                                                                                    FOR THE YEARS ENDED
                                                                                                       DECEMBER 31,
                                                                                        --------------------------------------------
                                                                                           2014            2013             2012
                                                                                        -----------     -----------     ------------
                                                                                                       (In millions)
OPERATING ACTIVITIES
   Net income                                                                           $      677      $      471      $       556
   Adjustments to reconcile net income to net cash provided by (used for) operating activities
   Amortization of deferred policy acquisition costs and present value of future
   profits                                                                                     206             228              359
   Additions to deferred policy acquisition costs and present value of future profits          (14)            (16)            (329)
   Change in:
   Reserve for future policy benefits and unpaid losses and loss adjustment expenses           586             230              (44)
   Reinsurance recoverables                                                                    170            (795)             (47)
   Receivables and other assets                                                                (30)            (80)             158
   Payables and accruals                                                                      (882)         (1,532)          (1,035)
   Accrued and deferred income taxes                                                           302             589              392
   Net realized capital (gains) losses                                                        (577)           (678)           1,413
   Net disbursements from investment contracts related to policyholder funds --
      international unit-linked bonds and pension products                                      --          (1,833)             (92)
   Net decrease in equity securities, trading                                                   --           1,835              120
   Goodwill Impairment                                                                          --              --              149
   Reinsurance (gain) loss on disposition in 2014 and 2013, and goodwill impairment of
   $61 in 2012                                                                                 (23)          1,491               61
   Depreciation and amortization                                                                 6              53              164
   Other, net                                                                                  248            (328)             202
                                                                                        -----------     -----------     ------------
                                  NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         669            (365)           2,027
INVESTING ACTIVITIES
   Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale                                                     10,333          19,206           23,759
   Fixed maturities, fair value option                                                         358             322              283
   Equity securities, available-for-sale                                                       107              81              133
   Mortgage loans                                                                              377             355              306
   Partnerships                                                                                152             127              110
   Payments for the purchase of:
   Fixed maturities and short-term investments, available-for-sale                          (7,385)        (14,532)         (23,949)
   Fixed maturities, fair value option                                                        (217)           (134)            (182)
   Equity securities, available-for-sale                                                      (363)            (79)             (97)
   Mortgage loans                                                                             (146)           (177)          (1,056)
   Partnerships                                                                               (104)            (99)            (417)
   Proceeds from business sold                                                                  --             745               58
   Derivatives, net                                                                            (66)         (1,900)          (2,275)
   Change in policy loans, net                                                                 (14)             (7)               1
   Change in short-term investments, net                                                      (556)            363            1,404
   Change in all other, net                                                                     34             (20)              --
                                                                                        -----------     -----------     ------------
                                  NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES       2,510           4,251           (1,922)
FINANCING ACTIVITIES
   Deposits and other additions to investment and universal life-type contracts              4,567           5,943           10,004
   Withdrawals and other deductions from investment and universal life-type contracts      (21,810)        (24,473)         (24,608)
   Net transfers from separate accounts related to investment and universal life-type
   contracts                                                                                14,167          16,978           13,196
   Net (decrease) increase in securities loaned or sold under agreements to repurchase          --          (1,615)           1,615
   Capital contributions to parent                                                            (275)         (1,200)              --
   Fee to recapture affiliate reinsurance                                                       --            (347)              --
   Net repayments at maturity or settlement of consumer notes                                  (13)            (77)            (153)
                                                                                        -----------     -----------     ------------
                                  NET CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES      (3,364)         (4,791)              54
   Foreign exchange rate effect on cash                                                         (3)              9               --
   Net increase (decrease) in cash                                                            (188)           (896)             159
   Cash -- beginning of year                                                                   446           1,342            1,183
                                                                                        -----------     -----------     ------------
   CASH -- END OF YEAR                                                                  $      258      $      446      $     1,342
                                                                                        -----------     -----------     ------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Net cash received during the year for income taxes                                         (187)           (181)            (395)
   Noncash return of capital                                                                    (4)             (4)            (126)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITY
   Conversion of fixed maturities, available-for-sale to equity securities,
   available-for-sale                                                                           --              --               43




               SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)
--------------------------------------------------------------------




1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES


BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK") to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for Japan fixed payout annuities of $763 as of December 31, 2014. For further discussion of this transaction, see
Note 5 -- Reinsurance and Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective April 1, 2014, the Company terminated its modco and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.

On December 12, 2013, the Company completed the sale of the U.K. variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary, to Columbia Insurance Company, a Berkshire Hathaway company. On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). The MassMutual and Prudential sales were structured as reinsurance transactions. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.


CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.


DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction. The Company is presenting as discontinued operations certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 16 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.


RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.


FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

AMENDMENTS TO CONSOLIDATION GUIDANCE

In February 2015, the Financial Accounting Standards Board ("FASB") issued updated consolidation guidance. The amendments revise existing guidance for when to consolidate variable interest entities ("VIEs") and general partners' investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker's or service provider's fee arrangement is deemed to be a variable interest in an entity. The updates also modify consolidation guidance for determining whether limited partnerships are VIEs or voting interest entities. This guidance is effective for years beginning after December 15, 2015, and may be applied fully retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. The Company will adopt the guidance on January 1, 2016 and has not yet determined the method or estimated effect of adoption on the Company's Consolidated Financial Statements.


REVENUE RECOGNITION

In May 2014, the FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively for years beginning after December 15, 2016, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is not permitted. The Company has not yet determined its method for adoption or estimated the effect of the adoption on the Company's Consolidated Financial Statements.


REPORTING DISCONTINUED OPERATIONS

In April 2014, the FASB issued updated guidance on reporting discontinued operations. Under this updated guidance, a discontinued operation will include a disposal of a major part of an entity's operations and financial results such as a separate major line of business or a separate major geographical area of operations. The guidance raises the threshold to be a major operation but no longer precludes discontinued operations presentation where there is significant continuing involvement or cash flows with a disposed component of an entity. The guidance expands disclosures to include cash flows where there is significant continuing involvement with a discontinued operation and the pre-tax profit or loss of disposal transactions not reported as discontinued operations. The updated guidance is effective prospectively for years beginning on or after December 15, 2014, with early application permitted. The Company will apply the guidance to new disposals and operations newly classified as held for sale beginning first quarter of 2015, with no effect on existing reported discontinued operations. The effect on the Company's future results of operations or financial condition will depend on the nature of future disposal transactions.


SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:


SEGMENT INFORMATION

The Company has no reportable segments and is comprised of the run-off operations of U.S. annuity, and institutional and private-placement life insurance businesses. See Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of life and annuity businesses sold. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.


INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. The Company records a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford's consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.


DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 2% and 5% of the total life insurance policies as of December 31, 2014, 2013, and 2012, respectively. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.


FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, FVO; equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.


INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings is included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2014, 2013 and 2012 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment, which is recorded in net realized capital losses, and the remaining non-credit impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.


MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.


NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities for which the fair value option was elected, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's impairment and mortgage loan valuation allowance policies previously discussed above. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.


NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2014, 2013 and 2012.


DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivative instruments, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into synthetic replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.


ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges
-------------------

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges
--------------------

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges
-------------------------------------------------

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities
---------------------------------------------------------

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.


HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".


DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.


EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.


CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.


CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.


REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.


DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset related to most universal life-type contracts (primarily variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets (SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models. Beginning in 2015, the annual comprehensive non-market related policyholder behavior assumption study will be completed in the fourth quarter of each year.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.


GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.


SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, or secondary guarantee benefits offered with universal life insurance contracts. GMWBs that represent embedded derivatives are accounted for at fair value. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. For the Company's GMWB products, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"). These GMDBs, GMIBs, the life-contingent portion of the GMWBs and the universal life insurance secondary guarantees require an additional liability to be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected fees. The liability is accrued as actual fees are earned. The expected present value of benefits and fees are generally derived from a set of stochastic scenarios, that have been calibrated to our RTM separate account returns, and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company's policy on the Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the Unlock, see the Deferred Policy Acquisition Costs and Present Value of Future Profits accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.


RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claims is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.


OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

Universal life-type contracts consist of fixed and variable annuities and universal life insurance. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

Investment contracts consist of institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.


FOREIGN CURRENCY

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.


2. BUSINESS DISPOSITIONS


SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of all of the issued and outstanding equity of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 16 -- Discontinued Operations of Notes to Consolidated Financial Statements.


SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 for the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The company continued to sell retirement plans during the transition period which ended on June 30, 2014. MassMutual has assumed all expenses and risks for these sales through the reinsurance agreement.

Retirement Plans total revenues were $706 and its net loss was $39 for the year ended December 31, 2012.


SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition in 2013 consisting of a reinsurance loss partially offset by realized capital gains and a goodwill impairment loss of $61, pre-tax, in 2012. For further information regarding the goodwill impairment loss, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax. In addition, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion relating to deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company continued to sell life insurance products and riders during the transition period which ended on June 30, 2014. Prudential has assumed all expenses and risk for these sales through the reinsurance agreement.

Individual Life total revenues were $1,303 and its net income was $21 for the year ended December 31, 2012.


COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table summarizes invested assets transferred by the Company in 2013 in connection with the sale of the Retirement Plans and Individual Life businesses.

                                                                                                           As of December 31, 2012
                                                                                                        ----------------------------
                                                                                                               Carrying Value
                                                                                                        ----------------------------
Fixed maturities, at fair value (amortized cost of $13,596) (1)                                                  $   15,015
Equity securities, AFS, at fair value (cost of $27) (2)                                                                  28
Fixed maturities, at fair value using the FVO (3)                                                                        16
Mortgage loans (net of allowances for loan losses of $1)                                                              1,288
Policy loans, at outstanding balance                                                                                    542
                                                                                                                 -------------------
                                                                 TOTAL INVESTED ASSETS TRANSFERRED               $   16,889
                                                                                                                 -------------------

(1) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(2) All equity securities transferred are included in level 2 of the fair value hierarchy.

(3) All FVO securities transferred are included in level 3 of the fair value hierarchy.

3. FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative instruments.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Derivative instruments classified within Level 2 are priced using observable market inputs such as swap yield curves and credit default swap curves.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative instruments. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs, as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $1.4 billion and $287 for the years ended December 31, 2014 and 2013, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2014 and 2013, there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements.

                                                                                   December 31, 2014
                                                   ---------------------------------------------------------------------------------
                                                                          Quoted Prices            Significant         Significant
                                                                      in Active Markets for        Observable         Unobservable
                                                                        Identical Assets             Inputs              Inputs
                                                      Total                 (Level 1)               (Level 2)           (Level 3)
                                                   ------------     ------------------------     -------------      ----------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Fixed maturities, AFS
   Asset backed securities ("ABS")                 $     1,171             $       --             $     1,089          $      82
   Collateralized debt obligations ("CDOs")              1,148                     --                     788                360
   Commercial mortgage-backed securities ("CMBS")        1,887                     --                   1,768                119
   Corporate                                            15,742                     --                  15,096                646
   Foreign government/government agencies                  602                     --                     572                 30
   States, municipalities and political
      subdivisions ("Municipal")                         1,052                     --                     998                 54
   Residential mortgage-backed securities ("RMBS")       1,857                     --                   1,123                734
   U.S. Treasuries                                       1,977                     72                   1,905                 --
                                                   ------------     ------------------------     -------------      ----------------
Total fixed maturities                                  25,436                     72                  23,339              2,025
Fixed maturities, FVO                                      280                     --                     196                 84
Equity securities, trading                                  11                     11                      --                 --
Equity securities, AFS                                     514                    411                      55                 48
Derivative assets
   Credit derivatives                                        3                     --                       5                 (2)
   Equity derivatives                                        2                     --                      --                  2
   Foreign exchange derivatives                             (1)                    --                      (1)                --
   Interest rate derivatives                               123                     --                     123                 --
   GMWB hedging instruments                                119                     --                       5                114
   Macro hedge program                                      93                     --                      --                 93
                                                   ------------     ------------------------     -------------      ----------------
Total derivative assets (1)                                339                     --                     132                207
Short-term investments                                   2,162                    199                   1,963                 --
Reinsurance recoverable for GMWB                            56                     --                      --                 56
Modified coinsurance reinsurance contracts                  34                     --                      34                 --
Separate account assets (3)                            132,198                 91,524                  40,096                578
                                                   ------------     ------------------------     -------------      ----------------
    TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
                        ON A RECURRING BASIS       $   161,030             $   92,217             $    65,815          $   2,998
                                                   ------------     ------------------------     -------------      ----------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB                                            $      (139)            $       --             $        --          $    (139)
   Equity linked notes                                     (26)                    --                      --                (26)
                                                   ------------     ------------------------     -------------      ----------------
Total other policyholder funds and benefits
payable                                                   (165)                    --                      --               (165)
Derivative liabilities
   Credit derivatives                                       --                     --                       1                 (1)
   Equity derivatives                                       28                     --                      25                  3
   Foreign exchange derivatives                           (444)                    --                    (444)                --
   Interest rate derivatives                              (409)                    --                    (382)               (27)
   GMWB hedging instruments                                 55                     --                      (1)                56
   Macro hedge program                                      48                     --                      --                 48
                                                   ------------     ------------------------     -------------      ----------------
Total derivative liabilities (4)                          (722)                    --                    (801)                79
Consumer notes (5)                                          (3)                    --                      --                 (3)
                                                   ------------     ------------------------     -------------      ----------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                        ON A RECURRING BASIS       $      (890)            $       --             $      (801)         $     (89)
                                                   ------------     ------------------------     -------------      ----------------


                                                                                   December 31, 2013
                                                   ---------------------------------------------------------------------------------
                                                                          Quoted Prices            Significant         Significant
                                                                      in Active Markets for        Observable         Unobservable
                                                                        Identical Assets             Inputs              Inputs
                                                      Total                 (Level 1)               (Level 2)           (Level 3)
                                                   ------------     ------------------------     -------------      ----------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Fixed maturities, AFS
   ABS                                             $     1,129            $        --             $     1,021          $     108
   CDOs                                                  1,448                     --                   1,020                428
   CMBS                                                  2,347                     --                   1,987                360
   Corporate                                            16,917                     --                  16,127                790
   Foreign government/government agencies                1,177                     --                   1,139                 38
   States, municipalities and political
      subdivisions ("Municipal")                           965                     --                     916                 49
   RMBS                                                  2,431                     --                   1,633                798
   U.S. Treasuries                                       1,749                  1,077                     672                 --
                                                   ------------     ------------------------     -------------      ----------------
Total fixed maturities                                  28,163                  1,077                  24,515              2,571
Fixed maturities, FVO                                      791                     --                     613                178
Equity securities, trading                                  12                     12                      --                 --
Equity securities, AFS                                     372                    207                     114                 51
Derivative assets
   Credit derivatives                                        9                     --                      11                 (2)
   Foreign exchange derivatives                             14                     --                      14                 --
   Interest rate derivatives                               (57)                    --                     (57)                --
   U.S. GMWB hedging instruments                            26                     --                     (42)                68
   U.S. macro hedge program                                109                     --                      --                109
   International program hedging instruments               171                     --                     173                 (2)
                                                   ------------     ------------------------     -------------      ----------------
Total derivative assets (1)                                272                     --                      99                173
Short-term investments                                   1,952                    228                   1,724                 --
Limited partnerships and other alternative
   investments (2)                                         468                     --                     414                 54
Reinsurance recoverable for U.S. GMWB and
   Japan GMWB, GMIB, and GMAB                             (465)                    --                      --               (465)
Modified coinsurance reinsurance contracts                  67                     --                      67                 --
Separate account assets (3)                            138,482                 99,917                  37,828                737
                                                   ------------     ------------------------     -------------      ----------------
       TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
                           ON A RECURRING BASIS    $   170,114            $   101,441             $    65,374          $   3,299
                                                   ------------     ------------------------     -------------      ----------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
   RECURRING BASIS
Other policyholder funds and benefits payable
   Guaranteed living benefits                      $      (576)           $        --             $        --          $    (576)
   Equity linked notes                                     (18)                    --                      --                (18)
                                                   ------------     ------------------------     -------------      ----------------
Total other policyholder funds and benefits
payable                                                   (594)                    --                      --               (594)
Derivative liabilities
   Credit derivatives                                       11                     --                       7                  4
   Equity derivatives                                       18                     --                      16                  2
   Foreign exchange derivatives                           (382)                    --                    (382)                --
   Interest rate derivatives                              (319)                    --                    (295)               (24)
   U.S. GMWB hedging instruments                            15                     --                     (63)                78
   U.S. macro hedge program                                 30                     --                      --                 30
   International program hedging instruments              (198)                    --                    (139)               (59)
                                                   ------------     ------------------------     -------------      ----------------
Total derivative liabilities (4)                          (825)                    --                    (856)                31
Consumer notes (5)                                          (2)                    --                      --                 (2)
                                                   ------------     ------------------------     -------------      ----------------
  TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                           ON A RECURRING BASIS    $    (1,421)           $        --             $      (856)         $    (565)
                                                   ------------     ------------------------     -------------      ----------------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2014 and December 31, 2013, $399 and $120, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see footnote 4 below.

(2) Represents hedge funds where equity method of accounting has been applied to a fund of funds measured at fair value.

(3) As of December 31, 2014 and 2013, excludes approximately $2.5 billion and $2.4 billion, respectively, of investment sales receivable because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.


DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.


FIXED MATURITIES, AFS; EQUITY SECURITIES, AFS; EQUITY SECURITIES, FVO; FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING; AND SHORT-TERM INVESTMENTS

The fair value of AFS and FVO securities, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of the following sources of information: quoted prices for identical assets or liabilities, third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices that differ over 3% to the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.


DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2014 and 2013, 95% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. In addition, on a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.


VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, and derivative instruments.

             - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

             - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

             - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

             - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

             - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

             - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

             - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

             - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

             - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by sub-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude securities such as ABS and CRE CDOs for which fair values are predominately based on broker quotations.

                                              AS OF DECEMBER 31, 2014

                                                             Unobservable Inputs
                   --------------------------------------------------------------------------------------------------------
                            Predominant                                                                       Impact of
                    Fair     Valuation          Significant                                   Weighted    Increase in Input
Securities          Value     Method        Unobservable Input      Minimum      Maximum     Average (1)  on Fair Value (2)
--------------     ------  ------------  ------------------------  ----------  ------------  -----------  -----------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING BASIS
CMBS               $ 119    Discounted   Spread (encompasses          46bps     2,475bps        284bps        Decrease
                            cash flows   prepayment, default risk
                                         and loss severity)
Corporate (3)        324    Discounted   Spread                      123bps       765bps        267bps        Decrease
                            cash flows
Municipal (3)         32    Discounted   Spread                      212bps       212bps        212bps        Decrease
                            cash flows
RMBS                 734    Discounted   Spread                       23bps     1,904bps        141bps        Decrease
                            cash flows
                                         Constant prepayment             --%           7%            3%       Decrease(4)
                                         rate
                                         Constant default rate            1%          14%            7%       Decrease
                                         Loss severity                   --%         100%           78%       Decrease

                                              AS OF DECEMBER 31, 2013

                                                            Unobservable Inputs
                   -------------------------------------------------------------------------------------------------------
                            Predominant                                                                      Impact of
                    Fair     Valuation          Significant                                  Weighted    Increase in Input
Securities          Value     Method        Unobservable Input     Minimum      Maximum     Average (1)  on Fair Value (2)
--------------     ------  ------------  -----------------------  ----------  ------------  -----------  -----------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING BASIS
CMBS               $ 360    Discounted   Spread (encompasses ,       99bps     2,511bps        446bps        Decrease
                            cash flows   prepayment default risk
                                         and loss severity)
Corporate (3)        398    Discounted   Spread                     119bps     5,594bps        332bps        Decrease
                            cash flows
Municipal (3)         29    Discounted   Spread                     184bps       184bps        184bps        Decrease
                            cash flows
RMBS                 798    Discounted   Spread                      62bps     1,748bps        245bps        Decrease
                            cash flows
                                         Constant prepayment            --%          10%            3%       Decrease(4)
                                         rate
                                         Constant default rate           1%          22%            8%       Decrease
                                         Loss severity                  --%         100%           80%       Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                                                     AS OF DECEMBER 31, 2014

                                                                         Unobservable Inputs
                                 --------------------------------------------------------------------------------------------------
                                           Predominant                                                                Impact of
                                  Fair      Valuation            Significant                                      Increase in Input
Freestanding Derivatives          Value      Method          Unobservable Input         Minimum       Maximum     on Fair Value (1)
-----------------------------    ------  --------------  --------------------------   ----------   ------------  ------------------
Interest rate derivative
   Interest rate swaps           $ (29)   Discounted     Swap curve beyond 30                3%            3%        Decrease
                                          cash flows     years
   Interest rate swaptions           2    Option         Interest rate volatility            1%            1%        Increase
                                          model
U.S. GMWB hedging instruments
   Equity options                   46    Option         Equity volatility                  22%           34%        Increase
                                          model
   Customized swaps                124    Discounted     Equity volatility                  10%           40%        Increase
                                          cash flows
U.S. macro hedge program
   Equity options                  141    Option         Equity volatility                  27%           28%        Increase
                                          model

                                                   AS OF DECEMBER 31, 2013

                                                    Unobservable Inputs
                                    ---------------------------------------------------
                                               Predominant
                                     Fair       Valuation            Significant
Freestanding Derivatives             Value       Method          Unobservable Input
----------------------------------  -------  --------------  --------------------------
Interest rate derivative
   Interest rate swaps              $  (24)   Discounted     Swap curve beyond 30
                                              cash flows     years
U.S. GMWB hedging
instruments
   Equity options                       72    Option         Equity volatility
                                              model
   Customized swaps                     74    Discounted     Equity volatility
                                              cash flows
U.S. macro hedge program
   Equity options                      139    Option         Equity volatility
                                              model
International hedging program(2)
   Equity options                      (66)   Option         Equity volatility
                                              model
   Short interest rate swaptions       (12)   Option         Interest rate volatility
                                              model
   Long interest rate swaptions         48    Option         Interest rate volatility
                                              model


                                                   AS OF DECEMBER 31, 2013

                                                Unobservable Inputs
                                    --------------------------------------------
                                                                   Impact of
                                                               Increase in Input
Freestanding Derivatives              Minimum      Maximum     on Fair Value (1)
----------------------------------  ----------   -----------  ------------------
Interest rate derivative
   Interest rate swaps                     4%            4%       Increase

U.S. GMWB hedging
instruments
   Equity options                         21%           29%       Increase

   Customized swaps                       10%           50%       Increase

U.S. macro hedge program
   Equity options                         24%           31%       Increase

International hedging program(2)
   Equity options                         29%           37%       Increase

   Short interest rate swaptions          --%            1%       Decrease

   Long interest rate swaptions            1%            1%       Increase


(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2014, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013, excluded from the table above are limited partnerships and other alternative investments which total $54, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.


PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with U.S. GMWB riders. Also, through reinsurance from HLIKK, the Company formerly assumed GMWB, GMIB and GMAB riders. Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. For further discussion on the sale, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

The GMWB provides the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

Effective April 1, 2014, HLAI, terminated its reinsurance agreement with an affiliated captive reinsurer and recaptured all reinsurance risks. For further information regarding this reinsurance agreement, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements .


LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include guaranteed withdrawal benefits. Fair values for GMWBs classified as embedded derivatives are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of these GMWBs and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments regarding a number of variables. These variables include expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, and assumptions about policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-  three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.


CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2014, 2013 and 2012, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains of $41, $492 and $499, respectively.


MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $31, $28 and $76 for the years ended December 31, 2014, 2013 and 2012. As of December 31, 2014 and 2013 the behavior risk margin was $74 and $32, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains (losses) of approximately $(5), $11 and $29 for the years ended December 31, 2014, 2013 and 2012, respectively.

Significant unobservable inputs used in the fair value measurement of the GMWB embedded derivative and the GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the GMWB embedded derivative and the GMWB reinsurance derivative. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.


                                                                                   Unobservable Inputs
                                                                  ------------------------------------------------------
                                                                                             Impact of Increase in Input
                                                                                                    on Fair Value
Significant Unobservable Input                                      Minimum      Maximum           Measurement (1)
------------------------------                                    ---------    ----------    ---------------------------
Withdrawal Utilization (2)                                            20%          100%              Increase
Withdrawal Rates (3)                                                   0%            8%              Increase
Lapse Rates (4)                                                        0%           75%              Decrease
Reset Elections (5)                                                   20%           75%              Increase
Equity Volatility (6)                                                 10%           40%              Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Range represents assumed cumulative percentages of policyholders taking withdrawals.

(3) Range represents assumed cumulative annual amount withdrawn by policyholders.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB riders is typically different from policyholders that do not utilize these riders.


SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the year ended December 31, 2014, for the Level 3 financial instruments.

                                                                  Fixed Maturities, AFS
                                -----------------------------------------------------------------------------------------
                                                                            Foreign                           Total Fixed
                                                                          govt./govt.                         Maturities,
                                  ABS      CDOs     CMBS      Corporate    agencies     Municipal    RMBS         AFS
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------
ASSETS
Fair value as of January 1,
   2014                         $  108    $  428   $  360     $   790        $  38        $ 49      $  798     $  2,571
Total realized/unrealized
   gains (losses)
   Included in net
     income (1),(2)                 --        11        6         (10)          (1)         --          11           17
   Included in OCI (3)               2        (7)      (6)         16            5           6           4           20
Purchases                           32         6       26          62            6          --         230          362
Settlements                         (1)      (44)    (175)        (36)          (4)         --        (127)        (387)
Sales                              (11)      (21)     (34)        (96)         (14)         (1)       (150)        (327)
Transfers into Level 3 (4)          71        48        7         146           --          --          --          272
Transfers out of Level 3 (4)      (119)      (61)     (65)       (226)          --          --         (32)        (503)
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------
             FAIR VALUE AS OF
            DECEMBER 31, 2014   $   82    $  360   $  119     $   646        $  30        $ 54      $  734     $  2,025
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------
Changes in unrealized
   gains (losses) included in
   net income related to
   financial instruments still
   held at December 31,
   2014 (2),(7)                 $   --    $   --   $   (2)    $    (4)       $  (2)       $ --      $   (1)    $     (9)
                                -------  --------  -------  -----------  ------------  ----------   -------  ------------



                                    Fixed
                                 Maturities,
                                     FVO
                                ------------
ASSETS
Fair value as of January 1,
   2014                           $   178
Total realized/unrealized
   gains (losses)
   Included in net
     income (1),(2)                    17
   Included in OCI (3)                 --
Purchases                              14
Settlements                          (121)
Sales                                  (4)
Transfers into Level 3 (4)             --
Transfers out of Level 3 (4)
                                ------------
             FAIR VALUE AS OF
            DECEMBER 31, 2014     $    84
                                ------------
Changes in unrealized
   gains (losses) included in
   net income related to
   financial instruments still
   held at December 31,
   2014 (2),(7)                   $    14
                                ------------

                                                                   Freestanding Derivatives (5)
                               -----------------------------------------------------------------------------------------------------
                                                                                                 U.S.
                                 Equity              Foreign                          U.S.       Macro     Intl.       Total Free-
                               Securities           Exchange             Interest     GMWB       Hedge    Program       Standing
Assets (Liabilities)               AFS     Credit   Contracts    Equity    Rate      Hedging    Program   Hedging    Derivatives (5)
-----------------------------  ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------
Fair value as of January 1,
2014                             $  51      $  2      $ --        $  2    $ (24)     $  146     $ 139      $ (61)        $ 204
Total realized/unrealized gains
   (losses)
   Included in net income (1),(2)    4        (2)        2           3       (5)         13       (12)        24            23
   Included in OCI (3)               1        --        --          --       --          --        --         --            --
Purchases                            6        (2)       --          --        4           4        14          9            29
Settlements                         --        --        --          --       --           7        --         (5)            2
Sales                              (14)       --        --          --       --          --        --         --            --
Transfers into Level 3 (4)          --        --        (2)         --       --          --        --         --            (2)
Transfers out of Level 3 (4)        --        (1)       --          --       (2)         --        --         33            30
                               ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------
          FAIR VALUE AS OF
         DECEMBER 31, 2014       $  48      $ (3)     $ --        $  5    $ (27)     $  170     $ 141      $  --         $ 286
                               ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------
Changes in unrealized gains
   (losses) included in net
   income related to financial
   instruments still held at
   December 31, 2014 (2),(7)     $  (1)     $ (3)     $ --        $ --    $  (5)     $    1     $ (11)     $  17         $  (1)
                               ----------  ------  -----------  -------  --------  ---------  ---------  ---------  ----------------


                                                                    Limited
                                                               Partnerships and
                                                               Other Alternative       Reinsurance Recoverable for       Separate
Assets                                                            Investments                     GMWB                   Accounts
---------------------------------------------------------     ------------------     ------------------------------     ---------
Fair value as of January 1, 2014                                     $  54                       $ (465)                 $   737
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                       --                          441                       13
Purchases                                                               --                           --                      339
Settlements                                                             --                           80                       (3)
Sales                                                                   --                           --                     (201)
Transfers into Level 3 (4)                                              --                           --                       37
Transfers out of Level 3 (4)                                           (54)                          --                     (344)
                                                              ------------------     ------------------------------     ---------
                       FAIR VALUE AS OF DECEMBER 31, 2014            $  --                       $   56                  $   578
                                                              ------------------     ------------------------------     ---------
Changes in unrealized gains (losses) included in net
   income related to financial instruments still held
   at December 31, 2014 (2),(7)                                      $  --                       $  441                  $     8
                                                              ------------------     ------------------------------     ---------

                                                                   Other Policyholder Funds and Benefits Payable
                                                                --------------------------------------------------
                                                                                                       Total Other
                                                                                                      Policyholder
                                                                  Guaranteed                              Funds
                                                                  Withdrawal       Equity Linked      and Benefits      Consumer
Liabilities                                                      Benefits (7)          Notes             Payable          Notes
---------------------------------------------------------       -------------     --------------     -------------    -----------
Fair value as of January 1, 2014                                    $ (576)           $  (18)           $  (594)          $ (2)
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                      577                (8)               569             (1)
Settlements                                                           (140)               --               (140)            --
                                                                -------------     --------------     -------------    -----------
                       FAIR VALUE AS OF DECEMBER 31, 2014           $ (139)           $  (26)           $  (165)          $ (3)
                                                                -------------     --------------     -------------    -----------
Changes in unrealized gains (losses) included in net
   income related to financial instruments still held
   at December 31, 2014 (2),(7)                                     $  167            $   (8)           $   159           $ (1)
                                                                -------------     --------------     -------------    -----------

The tables below provide a fair value roll forward for the year ended December 31, 2013, for the Level 3 financial instruments.

                                                                          Fixed Maturities, AFS
                                     -----------------------------------------------------------------------------------------------
                                                                                    Foreign                              Total Fixed
                                                                                  govt./govt.                            Maturities,
Assets                                 ABS      CDOs      CMBS      Corporate      agencies      Municipal     RMBS          AFS
-----------------------------------  -------  --------   -------   -----------   ------------   ----------   ---------  ------------
Fair value as of January 1, 2013     $  238    $  723    $  532      $ 1,340        $  34         $  169     $  1,133    $   4,169
Total realized/unrealized gains (losses)
    Included in net income (1),(2)      (12)       18       (14)           6           (1)            --           39           36
    Included in OCI (3)                  32       110        53           (4)          (3)           (10)          42          220
Purchases                                25        37        37           75           27             --           74          275
Settlements                              (6)     (113)      (89)        (112)          (4)            --         (134)        (458)
Sales                                  (127)     (341)     (152)        (333)         (13)          (110)        (355)      (1,431)
Transfers into Level 3 (4)                3        23        36           99           --             --           --          161
Transfers out of Level 3 (4)            (45)      (29)      (43)        (281)          (2)            --           (1)        (401)
                                     -------  --------   -------   -----------   ------------   ----------   ---------  ------------
 FAIR VALUE AS OF DECEMBER 31, 2013  $  108    $  428    $  360      $   790        $  38         $   49     $    798    $   2,571
                                     -------  --------   -------   -----------   ------------   ----------   ---------  ------------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013
    (2),(7)                          $   (7)   $   --    $   (2)     $    (7)       $  --         $   --     $     (1)   $     (17)
                                     -------  --------   -------   -----------   ------------   ----------   ---------  ------------



                                        Fixed
                                     Maturities,
Assets                                   FVO
-----------------------------------  -----------
Fair value as of January 1, 2013       $  199
Total realized/unrealized gains (losses)
    Included in net income (1),(2)         61
    Included in OCI (3)                    --
Purchases                                  14
Settlements                                (2)
Sales                                     (94)
Transfers into Level 3 (4)                  3
Transfers out of Level 3 (4)               (3)
                                     -----------
 FAIR VALUE AS OF DECEMBER 31, 2013    $  178
                                     -----------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013
    (2),(7)                            $   44
                                     -----------


                                                               Freestanding Derivatives (5)
                                                    -----------------------------------------------------

                                                      Equity                                      U.S.
                                                    Securities,                      Interest     GMWB
Assets (Liabilities)                                    AFS       Credit    Equity     Rate      Hedging
--------------------------------------------------  -----------  -------   -------   --------   ---------
Fair value as of January 1, 2013                       $ 55        $  4     $  45     $  (57)    $  519
Total realized/unrealized gains (losses)
    Included in net income (1),(2)                      (10)         (1)      (26)         7       (372)
    Included in OCI (3)                                   6          --        --         --         --
Purchases                                                 7          --         1         --         --
Settlements                                              --          (1)       (7)        --         (4)
Sales                                                    (2)         --        --         --         --
Transfers into Level 3 (4)                               --          --        --         --         --
Transfers out of Level 3 (4)                             (5)         --       (11)        26          3
                                                    -----------  -------   -------   --------   ---------
                FAIR VALUE AS OF DECEMBER 31, 2013     $ 51        $  2     $   2     $  (24)    $  146
                                                    -----------  -------   -------   --------   ---------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013 (2),(7)            $ (9)       $ (1)    $ (15)    $    2     $ (390)
                                                    -----------  -------   -------   --------   ---------


                                                                Freestanding Derivatives (5)
                                                    ------------------------------------------------------
                                                      U.S.
                                                      Macro       Intl.        Other         Total Free-
                                                      Hedge      Program    Derivative        Standing
Assets (Liabilities)                                 Program     Hedging     Contracts     Derivatives (5)
--------------------------------------------------  ---------   ---------   -----------   ----------------
Fair value as of January 1, 2013                     $  286      $   (75)      $  --          $   722
Total realized/unrealized gains (losses)
    Included in net income (1),(2)                     (191)          24          --             (559)
    Included in OCI (3)                                  --           --          --               --
Purchases                                                44          (25)         --               20
Settlements                                              --           (9)         --              (21)
Sales                                                    --           --          --               --
Transfers into Level 3 (4)                               --           (8)        (20)             (28)
Transfers out of Level 3 (4)                             --           32          20               70
                                                    ---------   ---------   -----------   ----------------
                FAIR VALUE AS OF DECEMBER 31, 2013   $  139      $   (61)      $  --          $   204
                                                    ---------   ---------   -----------   ----------------
Changes in unrealized gains (losses) included in
    net income related to financial instruments
    still held at December 31, 2013 (2),(7)          $ (187)     $  (170)      $  --          $  (761)
                                                    ---------   ---------   -----------   ----------------

                                                                    Limited
                                                               Partnerships and        Reinsurance Recoverable for
                                                               Other Alternative           U.S. GMWB and Japan           Separate
Assets                                                            Investments           GMWB, GMIB, and GMAB (6)         Accounts
---------------------------------------------------------     ------------------    --------------------------------    ---------
Fair value as of January 1, 2013                                    $  150                      $  1,081                  $ 583
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                       (5)                       (1,856)                    23
Purchases                                                               64                            --                    250
Settlements                                                             --                           310                     (2)
Sales                                                                   (9)                           --                    (88)
Transfers into Level 3 (4)                                              --                            --                     45
Transfers out of Level 3 (4)                                          (146)                           --                    (74)
                                                              ------------------    --------------------------------    ---------
                       FAIR VALUE AS OF DECEMBER 31, 2013           $   54                      $   (465)                 $ 737
                                                              ------------------    --------------------------------    ---------
Changes in unrealized gains (losses) included in
   net income related to financial instruments still held
   at December 31, 2013 (2),(7)                                     $   (5)                     $ (1,856)                 $  21
                                                              ------------------    --------------------------------    ---------

                                                                   Other Policyholder Funds and Benefits Payable (1)
                                                                 -----------------------------------------------------
                                                                                                        Total Other
                                                                                                       Policyholder
                                                                  Guaranteed                               Funds
                                                                    Living          Equity Linked      and Benefits        Consumer
Liabilities                                                      Benefits (7)           Notes             Payable            Notes
---------------------------------------------------------        ------------      ---------------     -------------     -----------
Fair value as of January 1, 2013                                   $ (3,119)            $  (8)           $ (3,127)           $ (2)
Total realized/unrealized gains (losses)
   Included in net income (1),(2)                                     2,653               (10)              2,643              --
Settlements                                                            (110)               --                (110)             --
                                                                 ------------      ---------------     -------------     -----------
                       FAIR VALUE AS OF DECEMBER 31, 2013          $   (576)            $ (18)           $   (594)           $ (2)
                                                                 ------------      ---------------     -------------     -----------
Changes in unrealized gains (losses) included in
   net income related to financial instruments still held
   at December 31, 2013 (2),(7)                                    $  2,653             $ (10)           $  2,643            $ --
                                                                 ------------      ---------------     -------------     -----------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)    All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 as of December 31, 2013, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.


FAIR VALUE OPTION

The Company classifies the underlying fixed maturities held in certain consolidated investment funds within the fixed maturities, FVO line on the Consolidated Balance Sheets. The Company reports investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.

FVO investments also include certain securities that contain embedded credit derivatives with underlying credit risk primarily related to residential and commercial real estate.

The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swap are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.

The Company previously held fair value option investments in foreign government securities related to the Company's former Japan annuity business. These investments were disposed of as a consequence of the the sale of the Japan business, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information on the sale.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                                                                 Year Ended
                                                                                                December 31,
                                                                                              ----------------
                                                                                              2014      2013
                                                                                              -----    -------
          ASSETS
            Fixed maturities, FVO
              Corporate                                                                       $ (3)    $  (12)
              CRE CDOs                                                                          21         14
              CMBS                                                                              --         --
              Foreign government                                                                16       (112)
              RMBS                                                                              --         --
                                                                                              -----    -------
                                                               TOTAL FIXED MATURITIES, FVO    $ 34     $ (110)
                                                                                              -----    -------
            Equity, FVO                                                                         (2)        --
                                                                                              -----    -------
                                                     TOTAL REALIZED CAPITAL GAINS (LOSSES)    $ 32     $ (110)
                                                                                              -----    -------

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                                                 Year Ended
                                                                                                December 31,
                                                                                              ---------------
                                                                                               2014      2013
                                                                                              -----     -----
          ASSETS
            Fixed maturities, FVO
              ABS                                                                             $  13     $   3
              Corporate                                                                          96        84
              CRE CDOs                                                                           67       167
              CMBS                                                                               15         8
              Foreign government                                                                  3       494
              Municipals                                                                          2         1
              RMBS                                                                               82         9
              U.S. government                                                                     2        25
                                                                                              -----     -----
                                                               TOTAL FIXED MATURITIES, FVO    $ 280     $ 791
                                                                                              -----     -----
                                                                           EQUITY, FVO (1)    $ 248     $  --
                                                                                              -----     -----

(1)  Included in equity securities, AFS on the Consolidated Balance Sheets.


FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2014 and December 31, 2013 were as follows:

                                                                                     December 31, 2014          December 31, 2013
                                                                                  ---------------------       ---------------------
                                                              Fair Value          Carrying        Fair        Carrying        Fair
                                                            Hierarchy Level        Amount         Value        Amount         Value
                                                           -----------------      ---------      ------       ---------      ------
ASSETS
   Policy loans                                                Level 3              1,430         1,430         1,416         1,476
   Mortgage loans                                              Level 3              3,109         3,280         3,470         3,519
                                                           -----------------      ---------      ------       ---------      ------
LIABILITIES
   Other policyholder funds and benefits payable (1)           Level 3              7,134         7,353         8,955         9,153
   Consumer notes (2),(3)                                      Level 3                 68            68            82            82
   Assumed investment contracts (3)                            Level 3                763           851            --            --
                                                           -----------------      ---------      ------       ---------      ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2) Excludes amounts carried at fair value and included in disclosures above.

(3)  Included in other liabilities in the Consolidated Balance Sheets.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans. During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair value of policy loans, which previously was estimated by utilizing discounted cash flow calculations, using U.S. Treasury interest rates, based on the loan durations.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, were estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS


NET INVESTMENT INCOME


                                                                                               For the years ended
                                                                                                  December 31,
                                                                                      -------------------------------------
                                                                                        2014          2013          2012
                                                                                      ---------   ------------    ---------
                                                                                                  (Before-tax)
Fixed maturities (1)                                                                    $1,113        $1,253        $1,953
Equity securities, AFS                                                                      14             8            11
Mortgage loans                                                                             156           172           248
Policy loans                                                                                80            82           116
Limited partnerships and other alternative investments                                     141           119            85
Other investments (2)                                                                      111           125           200
Investment expenses                                                                        (72)          (76)          (77)
                                                                                      ---------   ------------    ---------
                                                         TOTAL NET INVESTMENT INCOME    $1,543      $  1,683      $  2,536
                                                                                      ---------   ------------    ---------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.


NET REALIZED CAPITAL GAINS (LOSSES)


                                                                                          For the years ended December 31,
                                                                                        -------------------------------------
                                                                                         2014          2013          2012
                                                                                        -------    ------------    ----------
                                                                                                   (Before-tax)
Gross gains on sales (1)                                                                $  264       $  2,196      $     478
Gross losses on sales                                                                     (235)          (700)          (278)
Net OTTI losses recognized in earnings (2)                                                 (29)           (45)          (255)
Valuation allowances on mortgage loans                                                      (4)            (1)             4
Japanese fixed annuity contract hedges, net (3)                                            (14)             6            (36)
Periodic net coupon settlements on credit derivatives/Japan                                 11             (3)            (8)
Results of variable annuity hedge program
   GMWB derivatives, net                                                                     5            262            519
   Macro hedge program                                                                     (11)          (234)          (340)
                                                                                        -------    ------------    ----------
                                                                  TOTAL U.S. PROGRAM        (6)            28            179
International Program (4)                                                                 (126)          (963)        (1,145)
                                                                                        -------    ------------    ----------
                                     TOTAL RESULTS OF VARIABLE ANNUITY HEDGE PROGRAM      (132)          (935)          (966)
GMIB/GMAB/GMWB reinsurance                                                                 579          1,107          1,233
Coinsurance and modified coinsurance reinsurance contracts                                 395         (1,405)        (1,901)
Other, net (5)                                                                            (258)           106            248
                                                                                        -------    ------------    ----------
                                     NET REALIZED CAPITAL GAINS (LOSSES), BEFORE-TAX    $  577       $    326      $  (1,481)
                                                                                        -------    ------------    ----------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) ncludes for the years ended December 31, 2014, 2013 and 2012, the transactional foreign currency re-valuation gains (losses) of $(51), $324, and $245, respectively, related to the Japan fixed annuity product, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $37, $(318), and $(281), respectively.

(4) Includes $(2), $(55), and $(66) of transactional foreign currency re-valuation for the years ended December 31, 2014, 2013 and 2012, respectively.

(5) Other, net gains and losses include transactional foreign currency revaluation gains (losses) on the Japan fixed payout annuity liabilities reinsured from HLIKK and gains (losses) on non-qualifying derivatives used to hedge the foreign currency exposure of the liabilities. Gains (losses) from transactional foreign currency revaluation of the reinsured liabilities were $116, $250, and $189, respectively, for the years ended December 31, 2014, 2013 and 2012. Gains (losses) on the instruments used to hedge the foreign currency exposure on the reinsured fixed payout annuities were $(148), $(268), and $(300), respectively, for the years ended December 31, 2014, 2013 and 2012. Includes $71 and $110 of gains relating to the sales of the Retirement Plans and Individual Life businesses for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives. Also includes for the year ended December 31, 2014 a loss of $(213) related to the recapture of the GMIB/GMAB/GMWB reinsurance contracts, which is offset by gains on the termination of the embedded derivative reflected in the GMIB/GMAB/GMWB reinsurance line.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $1, $1.4 billion and $(55) for the years ended December 31, 2014, 2013 and 2012, respectively.


SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                                                                     For the years ended
                                                                                                        December 31,
                                                                                            ------------------------------------
                                                                                              2014         2013          2012
                                                                                            ---------    ---------     ---------
Fixed maturities, AFS
   Sale proceeds                                                                            $  9,084     $ 19,190      $ 23,555
   Gross gains (1)                                                                               210        1,867           521
   Gross losses                                                                                 (183)        (421)         (270)
Equity securities, AFS
   Sale proceeds                                                                            $    107     $     81      $    133
   Gross gains                                                                                     9          254            15
   Gross losses                                                                                   (6)        (263)           (5)
                                                                                            ---------    ---------     ---------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2014 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.


OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2014, 2013 and 2012.

                                                                                            For the years ended December 31,
                                                                                          -------------------------------------
                                                                                           2014          2013           2012
                                                                                          -------    ------------     ---------
                                                                                                     (Before-tax)
Balance, beginning of period                                                              $ (410)       $ (813)       $ (1,319)
Additions for credit impairments recognized on (1):
   Securities not previously impaired                                                         (7)          (14)            (27)
   Securities previously impaired                                                             (9)           (4)            (15)
Reductions for credit impairments previously recognized on:
   Securities that matured or were sold during the period                                    111           403             543
   Securities due to an increase in expected cash flows                                       19            17               5
   Securities the Company made the decision to sell or more likely than not will be
     required to sell                                                                         --             1              --
                                                                                          -------    ------------     ---------
                                                              BALANCE, END OF PERIOD      $ (296)       $ (410)       $   (813)
                                                                                          -------    ------------     ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.


AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                   December 31, 2014
                              ---------------------------------------------------------
                                Cost or       Gross        Gross                 Non-
                               Amortized   Unrealized   Unrealized     Fair     Credit
                                 Cost         Gains       Losses       Value   OTTI (1)
                              -----------  -----------  -----------  --------  --------
ABS                            $  1,181      $    20      $  (30)    $  1,171    $ --
CDOs (2)                          1,083           84         (20)       1,148      --
CMBS                              1,797           97          (7)       1,887      (3)
Corporate                        14,166        1,685        (109)      15,742      (3)
Foreign govt./govt. agencies        576           35          (9)         602      --
Municipal                           935          118          (1)       1,052      --
RMBS                              1,805           64         (12)       1,857      --
U.S. Treasuries                   1,717          261          (1)       1,977      --
                              -----------  -----------  -----------  --------  --------
    TOTAL FIXED MATURITIES,
                        AFS      23,260        2,364        (189)      25,436      (6)
Equity securities, AFS (3)          275           10         (19)         266      --
                              -----------  -----------  -----------  --------  --------
       TOTAL AFS SECURITIES    $ 23,535      $ 2,374      $ (208)    $ 25,702    $ (6)
                              -----------  -----------  -----------  --------  --------

                                                   December 31, 2013
                              ----------------------------------------------------------
                                Cost or       Gross        Gross                 Non-
                               Amortized   Unrealized   Unrealized     Fair     Credit
                                 Cost         Gains       Losses       Value   OTTI (1)
                              -----------  -----------  -----------  --------  ---------
ABS                            $  1,172      $    13      $  (56)    $  1,129    $  (2)
CDOs (2)                          1,392           98         (41)       1,448       --
CMBS                              2,275          106         (34)       2,347       (3)
Corporate                        15,913        1,196        (192)      16,917       (6)
Foreign govt./govt. agencies      1,267           27        (117)       1,177       --
Municipal                           988           26         (49)         965       --
RMBS                              2,419           60         (48)       2,431       (3)
U.S. Treasuries                   1,762            1         (14)       1,749       --
                              -----------  -----------  -----------  --------  ---------
    TOTAL FIXED MATURITIES,
                        AFS      27,188        1,527        (551)      28,163      (14)
Equity securities, AFS (3)          362           35         (25)         372       --
                              -----------  -----------  -----------  --------  ---------
       TOTAL AFS SECURITIES    $ 27,550      $ 1,562      $ (576)    $ 28,535    $ (14)
                              -----------  -----------  -----------  --------  ---------

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2014 and 2013.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2014 excludes equity securities, FVO, with a cost of $250 and fair value of $248 which are included in equity securities, AFS on the Consolidated Balance Sheet.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                             December 31, 2014                 December 31, 2013
                                                      ------------------------------     -----------------------------
Contractual Maturity                                   Amortized Cost     Fair Value     Amortized Cost     Fair Value
-------------------------------------------------     ----------------    ----------     ---------------    ----------
One year or less                                          $  1,031         $  1,043         $   1,615        $   1,639
Over one year through five years                             4,902            5,168             5,328            5,535
Over five years through ten years                            3,345            3,501             4,319            4,481
Over ten years                                               8,116            9,661             8,668            9,153
                                                      ----------------    ----------     ---------------    ----------
   Subtotal                                                 17,394           19,373            19,930           20,808
Mortgage-backed and asset-backed securities                  5,866            6,063             7,258            7,355
                                                      ----------------    ----------     ---------------    ----------
                      TOTAL FIXED MATURITIES, AFS         $ 23,260         $ 25,436         $  27,188        $  28,163
                                                      ----------------    ----------     ---------------    ----------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.


CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company did not have exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities as of December 31, 2014. As of December 31, 2013, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities, was the Government of Japan, which represents $853 or 10% of stockholder's equity, and 2% of total invested assets. As of December 31, 2014, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were HSBC Holdings PLC, Verizon Communications Inc., and Bank of America Corp. which each comprised less than 1% of total invested assets. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc., which each comprised less than 3% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2014 were financial services, utilities, and consumer non-cyclical which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets.


SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                               December 31, 2014
                                  --------------------------------------------------------------------------
                                          Less Than 12 Months                     12 Months or More
                                  -----------------------------------   ------------------------------------
                                   Amortized     Fair     Unrealized     Amortized      Fair     Unrealized
                                     Cost        Value      Losses         Cost         Value      Losses
                                  ----------   --------   -----------   -----------   -------    -----------
ABS                                $   368     $    367      $  (1)       $   340     $   311      $  (29)
CDOs (1)                               123          122         (1)           771         753         (19)
CMBS                                   109          108         (1)           194         188          (6)
Corporate                            1,542        1,491        (51)           661         603         (58)
Foreign govt./govt. agencies           145          140         (5)            68          64          (4)
Municipal                               14           14         --             13          12          (1)
RMBS                                   148          147         (1)           229         218         (11)
U.S. Treasuries                        184          184         --             18          17          (1)
                                  ----------   --------   -----------   -----------   -------    -----------
    TOTAL FIXED MATURITIES, AFS      2,633        2,573        (60)         2,294       2,166        (129)
Equity securities, AFS                  81           75         (6)            92          79         (13)
                                  ----------   --------   -----------   -----------   -------    -----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION    $ 2,714     $  2,648      $ (66)       $ 2,386     $ 2,245      $ (142)
                                  ----------   --------   -----------   -----------   -------    -----------

                                           December 31, 2014
                                  -----------------------------------
                                                 Total
                                  -----------------------------------
                                   Amortized     Fair     Unrealized
                                     Cost        Value      Losses
                                  ----------   --------   -----------
ABS                                $   708     $   678      $  (30)
CDOs (1)                               894         875         (20)
CMBS                                   303         296          (7)
Corporate                            2,203       2,094        (109)
Foreign govt./govt. agencies           213         204          (9)
Municipal                               27          26          (1)
RMBS                                   377         365         (12)
U.S. Treasuries                        202         201          (1)
                                  ----------   --------   -----------
    TOTAL FIXED MATURITIES, AFS      4,927       4,739        (189)
Equity securities, AFS                 173         154         (19)
                                  ----------   --------   -----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION    $ 5,100     $ 4,893      $ (208)
                                  ----------   --------   -----------


                                                               December 31, 2013
                                  -------------------------------------------------------------------------
                                           Less Than 12 Months                    12 Months or More
                                  -----------------------------------    ----------------------------------
                                    Amortized     Fair     Unrealized     Amortized     Fair     Unrealized
                                      Cost        Value      Losses         Cost        Value      Losses
                                   ----------   -------    ----------    ----------   -------    ----------
ABS                                 $   288     $   286      $   (2)      $   418     $   364      $  (54)
CDOs (1)                                 64          63          (1)        1,185       1,144         (40)
CMBS                                    437         423         (14)          392         372         (20)
Corporate (1)                         2,449       2,360         (89)          799         696        (103)
Foreign govt./govt. agencies            542         501         (41)          303         227         (76)
Municipal                               508         475         (33)           99          83         (16)
RMBS                                    922         909         (13)          475         440         (35)
U.S. Treasuries                       1,456       1,442         (14)           --          --          --
                                   ----------   -------    ----------    ----------   -------    ----------
    TOTAL FIXED MATURITIES, AFS       6,666       6,459        (207)        3,671       3,326        (344)
Equity securities, AFS                   77          73          (4)          135         114         (21)
                                   ----------   -------    ----------    ----------   -------    ----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION     $ 6,743     $ 6,532      $ (211)      $ 3,806     $ 3,440      $ (365)
                                   ----------   -------    ----------    ----------   -------    ----------


                                           December 31, 2013
                                  ----------------------------------
                                                 Total
                                  ----------------------------------
                                   Amortized     Fair     Unrealized
                                     Cost        Value      Losses
                                  ----------   -------    ----------
ABS                                $    706    $   650      $  (56)
CDOs (1)                              1,249      1,207         (41)
CMBS                                    829        795         (34)
Corporate (1)                         3,248      3,056        (192)
Foreign govt./govt. agencies            845        728        (117)
Municipal                               607        558         (49)
RMBS                                  1,397      1,349         (48)
U.S. Treasuries                       1,456      1,442         (14)
                                  ----------   -------    ----------
    TOTAL FIXED MATURITIES, AFS      10,337      9,785        (551)
Equity securities, AFS                  212        187         (25)
                                  ----------   -------    ----------
         TOTAL SECURITIES IN AN
       UNREALIZED LOSS POSITION    $ 10,549    $ 9,972      $ (576)
                                  ----------   -------    ----------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2014, AFS securities in an unrealized loss position, comprised of 1,944 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates and/or wider credit spreads since the securities were purchased. As of December 31, 2014, 94% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2014 was primarily attributable to a decrease in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity, concentrated in the financial services sector, and structured securities with exposure to commercial and residential real estate and student loans. Corporate securities are primarily depressed because the securities have floating-rate coupons and have long-dated maturities or are perpetual and current credit spreads are wider than when these securities were purchased. For certain commercial and residential real estate securities, current market spreads continue to be wider than spreads at the securities' respective purchase dates, even though credit spreads have continued to tighten over the past five years. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.


MORTGAGE LOANS

                                                                  December 31, 2014
                                           -------------------------------------------------------------
                                                Amortized               Valuation             Carrying
                                                Cost (1)                Allowance               Value
                                           -----------------       -----------------       -------------
                        TOTAL COMMERCIAL
                           MORTGAGE LOANS          $3,124                  $(15)                 $3,109
                                           -----------------       -----------------       -------------

                                                                 December 31, 2013
                                           -------------------------------------------------------------
                                               Amortized               Valuation             Carrying
                                               Cost (1)                Allowance               Value
                                           -----------------       ----------------       --------------
                        TOTAL COMMERCIAL
                           MORTGAGE LOANS          $3,482                  $(12)                 $3,470
                                           -----------------       ----------------       --------------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2014 and 2013, the carrying value of mortgage loans associated with the valuation allowance was $49 and $86, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2014, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                                               For the years ended December 31,
                                                                             -------------------------------------
                                                                             2014            2013            2012
                                                                             ------         ------          ------
           BALANCE AS OF JANUARY 1                                            $(12)          $(14)           $(23)
           (Additions)/Reversals                                                (4)            (2)              4
           Deductions                                                            1              4               5
                                                                             ------         ------          ------
           BALANCE AS OF DECEMBER 31                                          $(15)          $(12)           $(14)
                                                                             ------         ------          ------

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2014, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.36x as of December 31, 2014. As of December 31, 2014 and 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more.


The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                  COMMERCIAL MORTGAGE LOANS CREDIT QUALITY


                                                            December 31, 2014                 December 31, 2013
                                                     ------------------------------    ------------------------------
                                                     Carrying     Avg. Debt-Service    Carrying     Avg. Debt-Service
Loan-to-value                                          Value       Coverage Ratio        Value       Coverage Ratio
                                                     ---------    -----------------    ---------    -----------------
Greater than 80%                                      $    21            1.14x          $    35            1.15x
65% - 80%                                                 452            1.71x              777            1.94x
Less than 65%                                           2,636            2.49x            2,658            2.34x
                                                     ---------    -----------------    ---------    -----------------
                  TOTAL COMMERCIAL MORTGAGE LOANS     $ 3,109            2.36X          $ 3,470            2.23X
                                                     ---------    -----------------    ---------    -----------------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                          MORTGAGE LOANS BY REGION


                                                                           December 31, 2014           December 31, 2013
                                                                       ------------------------     -----------------------
                                                                        Carrying     Percent of     Carrying     Percent of
                                                                          Value         Total         Value         Total
                                                                       ----------   -----------     ---------    ----------
East North Central                                                      $    64          2.1%       $     79          2.3%
Middle Atlantic                                                             272          8.7%            255          7.3%
Mountain                                                                     35          1.1%             40          1.2%
New England                                                                 146          4.7%            163          4.7%
Pacific                                                                     905         29.1%          1,019         29.4%
South Atlantic                                                              532         17.1%            548         15.8%
West North Central                                                           15          0.5%             17          0.5%
West South Central                                                          125          4.0%            144          4.1%
Other (1)                                                                 1,015         32.7%          1,205         34.7%
                                                                       ----------   -----------     ---------    ----------
                                               TOTAL MORTGAGE LOANS     $ 3,109        100.0%       $  3,470        100.0%
                                                                       ----------   -----------     ---------    ----------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                       MORTGAGE LOANS BY PROPERTY TYPE


                                                                           December 31, 2014           December 31, 2013
                                                                       ------------------------     -----------------------
                                                                        Carrying     Percent of     Carrying     Percent of
                                                                          Value         Total         Value         Total
                                                                       ----------   -----------     ---------    ----------
Commercial
   Agricultural                                                         $    22          0.7%       $     93          2.7%
   Industrial                                                               989         31.8%          1,182         34.1%
   Lodging                                                                   26          0.8%             27          0.8%
   Multifamily                                                              522         16.8%            576         16.6%
   Office                                                                   723         23.3%            723         20.8%
   Retail                                                                   713         22.9%            745         21.5%
   Other                                                                    114          3.7%            124          3.5%
                                                                       ----------   -----------     ---------    ----------
                                               TOTAL MORTGAGE LOANS     $ 3,109        100.0%       $  3,470        100.0%
                                                                       ----------   -----------     ---------    ----------


VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the

VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.


CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     December 31, 2014                           December 31, 2013
                                          ---------------------------------------    ----------------------------------------
                                                                        Maximum                                     Maximum
                                           Total         Total         Exposure       Total          Total         Exposure
                                          Assets    Liabilities (1)   to Loss (2)    Assets     Liabilities (1)   to Loss (2)
                                          -------   ---------------   -----------    -------    ---------------  ------------
CDOs (3)                                  $   --         $ --            $  --        $  12         $ 13            $  --
Investment funds (4)                         154           20              138          134           20              119
Limited partnerships and other
   alternative investments                     3            2                1            4            2                2
                                          -------   ---------------   -----------    -------    ---------------  ------------
                                TOTAL     $  157         $ 22            $ 139        $ 150         $ 35            $ 121
                                          -------   ---------------   -----------    -------    ---------------  ------------

(1)  Included in other liabilities in the Company's Consolidated Balance
     Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS and short-term investments in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.


NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2014 and 2013. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.


REPURCHASE AGREEMENTS, DOLLAR ROLL TRANSACTIONS AND OTHER COLLATERAL
TRANSACTIONS

From time to time, the Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of ninety days or less and the carrying amounts of these instruments approximates fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2014 and 2013, the Company has no outstanding repurchase agreements or dollar roll transactions.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2014 and 2013 the fair value of securities on deposit was approximately $14 and $13, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.


EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2014 is limited to the total carrying value of $1.3 billion. In addition, the Company has outstanding commitments totaling approximately $220, to fund limited partnership and other alternative investments as of December 31, 2014. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2014, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $72.0 billion and $77.2 billion as of December 31, 2014 and 2013, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.0 billion and $10.7 billion as of December 31, 2014 and 2013, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $3.5 billion, $1.8 billion and $0.9 billion for the periods ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $8.7 billion, $7.1 billion, and $6.5 billion for the periods ended December 31, 2014, 2013 and 2012, respectively. As of, and for the period ended, December 31, 2014, the aggregated summarized financial data reflects the latest available financial information.


DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.


STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities being hedged closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:


CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates.


NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting ("non-qualifying strategies") primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:


INTEREST RATE SWAPS, SWAPTIONS, AND FUTURES

The Company may use interest rate swaps, swaptions, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2014 and 2013 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion.


FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.


JAPAN FIXED PAYOUT ANNUITY HEDGE

The Company reinsures fixed payout annuity liabilities associated with a GMIB contract issued before HLIKK was sold during 2014. The reinsurance of the fixed payout annuities remains in place. For discussion on the sale of HLIKK, see
Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.


CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities which are comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.


EQUITY INDEX SWAPS AND OPTIONS

Beginning in 2014, the Company entered into total return swaps to hedge equity risk of equity common stock investments which are accounted for using fair value option in order to align the accounting treatment with net realized capital gains (losses). The Company also enters into equity index options with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio. In addition, the Company formerly offered certain equity indexed products, a portion of which contain embedded derivatives that require bifurcation. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.


GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative ("GMWB product derivatives") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB ("GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("GMWB hedging instruments") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The following table presents notional and fair value for GMWB hedging instruments.


                                                            Notional Amount                        Fair Value
                                                   ---------------------------------    --------------------------------
                                                    December 31,      December 31,       December 31,      December 31,
                                                        2014              2013               2014              2013
                                                   --------------    ---------------    --------------    --------------
Customized swaps                                      $  7,041          $   7,839           $ 124              $ 74
Equity swaps, options, and futures                       3,761              4,237              39                44
Interest rate swaps and futures                          3,640              6,615              11               (77)
                                                   --------------    ---------------    --------------    --------------
                                         TOTAL        $ 14,442          $  18,691           $ 174              $ 41
                                                   --------------    ---------------    --------------    --------------

MACRO HEDGE PROGRAM

The Company utilizes equity options, swaps and foreign currency options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from the guaranteed minimum death benefit ("GMDB") and GMWB obligations. The following table presents notional and fair value for the macro hedge program.


                                                         Notional Amount                      Fair Value
                                                -------------------------------    -------------------------------
                                                 December 31,     December 31,      December 31,      December 31,
                                                     2014             2013              2014              2013
                                                --------------    -------------    --------------    -------------
Equity options and swaps                           $ 5,983           $ 9,934            $ 141            $ 139
Foreign currency options                               400                --               --               --
                                                --------------    -------------    --------------    -------------
                                       TOTAL       $ 6,383           $ 9,934           $  141            $ 139
                                                --------------    -------------    --------------    -------------

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

As of December 31, 2014 and 2013 the Company had approximately $1.0 billion and $1.3 billion, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the embedded derivative reinsurance contracts are the invested assets that are carried at fair value supporting the reinsured reserves.

As of December 31, 2013 coinsurance and modified coinsurance reinsurance contracts included $28.2 billion of notional related to a previous coinsurance agreement which was terminated during 2014. Provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which were accounted for as an embedded derivative, to a former affiliated captive reinsurer. Additional provisions of this agreement cede variable annuity contract GMIB, GMAB and GMWB contracts reinsured by the Company that had been assumed from HLIKK and were accounted for as a free-standing derivative. Effective April 1, 2014 this agreement was terminated. For further information on this transaction, refer to Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.


DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts where the associated gains and losses accrue directly to policyholders are not included. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. The tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.



                                                                                  Net Derivatives
                                                                   ----------------------------------------------
                                                                       Notional Amount           Fair Value
                                                                   -----------------------  ---------------------
                                                                     Dec 31,     Dec 31,     Dec 31,    Dec 31,
                                                                      2014        2013        2014       2013
                                                                   ---------   -----------  ---------  ----------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
    Interest rate swaps                                            $   2,242   $     3,215   $    37   $      16
    Foreign currency swaps                                               143           143       (19)         (5)
                                                                   ---------   -----------  ---------  ----------
                                          TOTAL CASH FLOW HEDGES       2,385         3,358        18          11
                                                                   ---------   -----------  ---------  ----------
FAIR VALUE HEDGES
    Interest rate swaps                                                   32         1,261        --         (24)
                                                                   ---------   -----------  ---------  ----------
                                         TOTAL FAIR VALUE HEDGES          32         1,261        --         (24)
                                                                   ---------   -----------  ---------  ----------
NON-QUALIFYING STRATEGIES
    INTEREST RATE CONTRACTS
       Interest rate swaps, swaptions, caps, floors, and futures       4,857         4,633      (323)       (368)
    FOREIGN EXCHANGE CONTRACTS
       Foreign currency swaps and forwards                                60           118        --          (4)
       Japan fixed payout annuity hedge                                1,319         1,571      (427)       (354)
       Japanese fixed annuity hedging instruments (1)                     --         1,436        --          (6)
    CREDIT CONTRACTS
       Credit derivatives that purchase credit protection                276           243        (1)         (4)
       Credit derivatives that assume credit risk (2)                    946         1,507         7          27
       Credit derivatives in offsetting positions                      2,175         3,501        (1)         (3)
    EQUITY CONTRACTS
       Equity index swaps and options                                    422           131         1          (2)
    VARIABLE ANNUITY HEDGE PROGRAM
       GMWB product derivatives (3)                                   17,908        21,512      (139)        (36)
       GMWB reinsurance contracts                                      3,659         4,508        56          29
       GMWB hedging instruments                                       14,442        18,691       174          41
       Macro hedge program                                             6,383         9,934       141         139
       International program hedging instruments (1)                      --        57,025        --         (27)
    OTHER
       GMIB, GMAB, and GMWB reinsurance contracts (1)                     --        11,999        --        (540)
       Coinsurance and modified coinsurance reinsurance contracts        974        29,423        34        (427)
                                                                   ---------   -----------  ---------  ----------
                                 TOTAL NON-QUALIFYING STRATEGIES      53,421       166,232      (478)     (1,535)
                                                                   ---------   -----------  ---------  ----------
                  TOTAL CASH FLOW HEDGES, FAIR VALUE HEDGES, AND
                                       NON-QUALIFYING STRATEGIES   $  55,838   $   170,851   $  (460)  $  (1,548)
                                                                   ---------   -----------  ---------  ----------
BALANCE SHEET LOCATION
    Fixed maturities, available-for-sale                           $     186   $       196   $     1   $      (1)
    Other investments                                                 13,588        40,564       339         272
    Other liabilities                                                 19,473        62,599      (725)       (827)
    Reinsurance recoverable                                            4,633        33,931        90        (398)
    Other policyholder funds and benefits payable                     17,958        33,561      (165)       (594)
                                                                   ---------   -----------  ---------  ----------
                                               TOTAL DERIVATIVES   $  55,838   $   170,851   $  (460)  $  (1,548)
                                                                   ---------   -----------  ---------  ----------


                                                                           Asset               Liability
                                                                        Derivatives           Derivatives
                                                                   --------------------  ----------------------
                                                                        Fair Value            Fair Value
                                                                   --------------------  ----------------------
                                                                    Dec 31,    Dec 31,    Dec 31,      Dec 31,
                                                                     2014       2013       2014         2013
                                                                   ---------  ---------  ----------  ----------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
    Interest rate swaps                                            $     37   $     49   $      --   $     (33)
    Foreign currency swaps                                                3          2         (22)         (7)
                                                                   ---------  ---------  ----------  ----------
                                          TOTAL CASH FLOW HEDGES         40         51         (22)        (40)
                                                                   ---------  ---------  ----------  ----------
FAIR VALUE HEDGES
    Interest rate swaps                                                  --          2          --         (26)
                                                                   ---------  ---------  ----------  ----------
                                         TOTAL FAIR VALUE HEDGES         --          2          --         (26)
                                                                   ---------  ---------  ----------  ----------
NON-QUALIFYING STRATEGIES
    INTEREST RATE CONTRACTS
       Interest rate swaps, swaptions, caps, floors, and futures        385        123        (708)       (491)
    FOREIGN EXCHANGE CONTRACTS
       Foreign currency swaps and forwards                               --          6          --         (10)
       Japan fixed payout annuity hedge                                  --         --        (427)       (354)
       Japanese fixed annuity hedging instruments (1)                    --         88          --         (94)
    CREDIT CONTRACTS
       Credit derivatives that purchase credit protection                 4         --          (5)         (4)
       Credit derivatives that assume credit risk (2)                    11         28          (4)         (1)
       Credit derivatives in offsetting positions                        21         35         (22)        (38)
    EQUITY CONTRACTS
       Equity index swaps and options                                    30         18         (29)        (20)
    VARIABLE ANNUITY HEDGE PROGRAM
       GMWB product derivatives (3)                                      --         --        (139)        (36)
       GMWB reinsurance contracts                                        56         29          --          --
       GMWB hedging instruments                                         289        333        (115)       (292)
       Macro hedge program                                              180        178         (39)        (39)
       International program hedging instruments (1)                     --        649          --        (676)
    OTHER
       GMIB, GMAB, and GMWB reinsurance contracts (1)                    --         --          --        (540)
       Coinsurance and modified coinsurance reinsurance contracts        34        383          --        (810)
                                                                   ---------  ---------  ----------  ----------
                                 TOTAL NON-QUALIFYING STRATEGIES      1,010      1,870      (1,488)     (3,405)
                                                                   ---------  ---------  ----------  ----------
                  TOTAL CASH FLOW HEDGES, FAIR VALUE HEDGES, AND
                                       NON-QUALIFYING STRATEGIES   $  1,050   $  1,923   $  (1,510)  $  (3,471)
                                                                   ---------  ---------  ----------  ----------
BALANCE SHEET LOCATION
    Fixed maturities, available-for-sale                           $      1   $     --   $      --   $      (1)
    Other investments                                                   478        721        (139)       (449)
    Other liabilities                                                   481        789      (1,206)     (1,616)
    Reinsurance recoverable                                              90        413          --        (811)
    Other policyholder funds and benefits payable                        --         --        (165)       (594)
                                                                   ---------  ---------  ----------  ----------
                                               TOTAL DERIVATIVES   $  1,050   $  1,923   $  (1,510)  $  (3,471)
                                                                   ---------  ---------  ----------  ----------

(1) Represents hedge programs formerly associated with the Japan variable and fixed annuity products which were terminated due to the sale of HLIKK during 2014. For further information on the sale, see Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

(2) The derivative instruments related to this strategy are held for other investment purposes.

(3) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2013 was primarily due to the following:

- The decrease in notional amount related to the international program hedging instruments resulted from the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK. In addition, the GMIB, GMAB, and GMWB reinsurance contracts were terminated as a result of the recapture of the related risks by HLIKK, which was concurrent with the sale. For further discussion on the sale, see
    Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

- The decrease in notional amount related to coinsurance and modified coinsurance reinsurance contracts was due to the termination of a certain reinsurance contract, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For further discussion on this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The decrease in notional amount related to the GMWB hedging instruments primarily resulted from portfolio re-balancing, including the termination of offsetting positions.

- The decrease in notional amount associated with the macro hedge program was primarily driven by the expiration of certain out-of-the-money options.

CHANGE IN FAIR VALUE

The net improvement in the total fair value of derivative instruments since December 31, 2013 was primarily related to the following:

- The change in fair value associated with the GMIB, GMAB, and GMWB reinsurance contracts and the international program hedging instruments resulted from the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

- The change in fair value related to the coinsurance and modified coinsurance reinsurance contracts was due to the termination of certain reinsurance contracts, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For discussion on this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates and increased volatility, partially offset by a decline in fair value resulting from policyholder behavior primarily related to increased surrenders.

- These improvements in fair value were partially offset by a decrease in fair value associated with the fixed payout annuity hedges primarily driven by a decline in U.S. interest rates and by a depreciation of the Japanese yen in relation to the U.S. dollar.


OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                           AS OF DECEMBER 31, 2014

                                  (i)                             (ii)
                       ------------------------  ----------------------------------





                           Gross Amounts of                 Gross Amounts
                              Recognized             Offset in the Statement of
                                Assets                   Financial Position
                       ------------------------  ----------------------------------
DESCRIPTION
    Other investments            $959                            $801
                       ------------------------  ----------------------------------

                                      (iii) = (i) - (ii)                             (iv)              (v) = (iii) - (iv)
                       ------------------------------------------------  ----------------------------  -------------------
                                                                             Collateral Disallowed
                                                                               for Offset in the
                                 Net Amounts Presented in the                    Statement of
                                Statement of Financial Position               Financial Position
                       ------------------------------------------------  ----------------------------
                                                Accrued Interest and
                          Derivative               Cash Collateral             Financial Collateral
                          Assets (1)                Received (2)                   Received (4)            Net Amount
                       -----------------    ---------------------------     -------------------------  -------------------
DESCRIPTION
    Other investments        $339                        $(181)                         $83                    $75
                       -----------------    ---------------------------     -------------------------  -------------------

                       Gross Amounts of          Gross Amounts                          Accrued Interest and
                          Recognized      Offset in the Statement of    Derivative         Cash Collateral    Financial Collateral
                          Liabilities         Financial Position      Liabilities (3)        Pledged (3)           Pledged (4)
                      ------------------  --------------------------  ---------------  ---------------------  --------------------
DESCRIPTION
   Other liabilities       $(1,345)                 $(574)                 $(722)               $(49)                 $(900)
                      ------------------  --------------------------  ---------------  ---------------------  --------------------




                        Net Amount
                      -------------
DESCRIPTION
   Other liabilities       $129
                      -------------

                           AS OF DECEMBER 31, 2013

                                  (i)                             (ii)
                       ------------------------  ----------------------------------





                           Gross Amounts of                 Gross Amounts
                              Recognized             Offset in the Statement of
                                Assets                   Financial Position
                       ------------------------  ----------------------------------
DESCRIPTION
    Other investments           $1,510                          $1,290
                       ------------------------  ----------------------------------

                                      (iii) = (i) - (ii)                             (iv)              (v) = (iii) - (iv)
                       ------------------------------------------------  ----------------------------  -------------------
                                                                             Collateral Disallowed
                                                                               for Offset in the
                                 Net Amounts Presented in the                    Statement of
                                Statement of Financial Position               Financial Position
                       ------------------------------------------------  ----------------------------
                                                Accrued Interest and
                          Derivative               Cash Collateral            Financial Collateral
                          Assets (1)                Received (2)                  Received (4)             Net Amount
                       -----------------    ---------------------------     -------------------------  -------------------
DESCRIPTION
    Other investments        $272                       $(52)                          $121                    $99
                       -----------------    ---------------------------     -------------------------  -------------------

                       Gross Amounts of          Gross Amounts                          Accrued Interest and
                          Recognized      Offset in the Statement of    Derivative         Cash Collateral     Financial Collateral
                          Liabilities         Financial Position      Liabilities (3)        Pledged (3)            Pledged (4)
                      ------------------  --------------------------  ---------------  ----------------------  --------------------
DESCRIPTION
   Other liabilities       $(2,063)                 $(1,308)               $(825)                $70                   $(826)
                      ------------------  --------------------------  ---------------  ----------------------  --------------------




                       Net Amount
                      ------------
DESCRIPTION
   Other liabilities       $71
                      ------------

(1)      Included in other investments in the Company's Consolidated Balance
         Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty. Not included in this amount are embedded derivatives associated with consumer notes of $(3) and $(2) as of December 31, 2014 and December 31, 2013, respectively, which were not eligible for offset in the Company's Consolidated Balance Sheets.

(4) Excludes collateral associated with exchange-traded derivatives instruments.


CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

               DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS


                                                                                        Net Realized Capital Gains (Losses)
                                                     Gain (Loss) Recognized in OCI            Recognized in Income on
                                                   on Derivative (Effective Portion)     Derivative (Ineffective Portion)
                                                   ---------------------------------    -----------------------------------
                                                    2014         2013          2012      2014          2013            2012
                                                   ------       --------       -----    -----          -----          -----
Interest rate swaps                                $  34        $  (158)       $ 26      $  2           $(2)          $ --
Foreign currency swaps                               (10)            12         (18)       --            --             --
                                                   ------       --------       -----    -----          -----          -----
                                          TOTAL    $  24        $  (146)       $  8      $  2           $(2)          $ --
                                                   ------       --------       -----    -----          -----          -----

               DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS


                                                                                          Gain (Loss) Reclassified from AOCI
                                                                                            into Income (Effective Portion)
                                                                                        --------------------------------------
                                                                                         2014           2013            2012
                                                                                        ------          -----          -------
Interest rate swaps                         Net realized capital gains (losses)         $  (1)          $  70          $   85
Interest rate swaps                         Net investment income (loss)                   50              57              97
Foreign currency swaps                      Net realized capital gains (losses)           (13)              4              (4)
                                                                                        ------          -----          -------
                                                                        TOTAL           $  36           $ 131          $  178
                                                                                        ------          -----          -------

As of December 31, 2014, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $33. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

During the years ended December 31, 2014 and 2013 the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.


FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

               DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                                        Gain (Loss) Recognized in Income (1)
                                                       -----------------------------------------------------------------------
                                                                2014                    2013                     2012
                                                       ----------------------   ----------------------  ----------------------
                                                                      Hedged                  Hedged                  Hedged
                                                       Derivative      Item     Derivative     Item     Derivative     Item
                                                       -----------   --------   ----------   ---------  ----------   ---------
Interest rate swaps
    Net realized capital gains (losses)                   $ (2)        $  4        $ 27        $ (24)      $  (3)      $  (3)
Foreign currency swaps
    Net realized capital gains (losses)                     --           --           1           (1)         (7)          7
    Benefits, losses and loss adjustment expenses           --           --          (2)           2          (6)          6
                                                       -----------   --------   ----------   ---------  ----------   ---------
                                               TOTAL      $ (2)        $  4        $ 26        $ (23)      $ (16)      $  10
                                                       -----------   --------   ----------   ---------  ----------   ---------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.


NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                          NON-QUALIFYING STRATEGIES
      GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)


                                                                                                              December 31,
                                                                                                    --------------------------------
                                                                                                     2014       2013         2012
                                                                                                    -------   ----------  ----------
INTEREST RATE CONTRACTS
         Interest rate swaps, caps, floors, and forwards                                            $   (6)   $      (5)  $      26
FOREIGN EXCHANGE CONTRACTS
         Foreign currency swaps and forwards                                                             4            4          10
         Japan fixed payout annuity hedge (1)                                                         (148)        (268)       (300)
         Japanese fixed annuity hedging instruments (2)                                                 22         (207)       (178)
CREDIT CONTRACTS
         Credit derivatives that purchase credit protection                                             (6)         (20)        (19)
         Credit derivatives that assume credit risk                                                     10           46         204
EQUITY CONTRACTS
         Equity index swaps and options                                                                  7          (22)        (31)
VARIABLE ANNUITY HEDGE PROGRAM
         GMWB product derivatives                                                                       (2)       1,306       1,430
         GMWB reinsurance contracts                                                                      4         (192)       (280)
         GMWB hedging instruments                                                                        3         (852)       (631)
         Macro hedge program                                                                           (11)        (234)       (340)
         International program hedging instruments                                                    (126)        (963)     (1,145)
OTHER
         GMAB, GMWB, and GMIB reinsurance contracts                                                    579        1,107       1,233
         Coinsurance and modified coinsurance reinsurance contracts                                    395       (1,405)     (1,901)
         Derivatives formerly associated with Japan (3)                                                 (2)          --          --
                                                                                                    -------   ----------  ----------
                                                                                      TOTAL (4)     $  723    $  (1,705)  $  (1,922)
                                                                                                    -------   ----------  ----------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $116, $250 and $189 for the years ended December 31, 2014, 2013 and 2012, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(51), $324 and $245 for the years ended December 31, 2014, 2013, and 2012, respectively.

(3) These amounts relate to the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK.

(4) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2014 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain on the GMIB, GMAB, and GMWB reinsurance contracts was driven by the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

- The net gain on the coinsurance and modified coinsurance reinsurance contracts was primarily due to the termination of a certain reinsurance contract, which were with an affiliated captive reinsurer and were accounted for as an embedded derivative. For a discussion related to the reinsurance agreement and the termination, refer to Note 5 -- Reinsurance, and Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net losses related to the Japan fixed payout annuity hedge were driven by a decline is U.S. interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net losses related to the international program hedging instruments was primarily driven by an improvement in global equity markets and declines in volatility levels and interest rates.

In addition, for the year ended December 31, 2014 the Company recognized gains of $12, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the years ended December 31, 2013 and 2012 there were no recognized gains and gains of $9, respectively, due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net loss related to the Japan fixed annuity payout hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates, and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates largely related to a reduction in the reset assumptions to better align with actual experience, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

- The net loss related to the Japan fixed annuity payout hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

Refer to Note 11 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.


CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2014 and 2013.

                           AS OF DECEMBER 31, 2014

                                                                                 Underlying Referenced
                                                                               Credit Obligation(s) (1)
                                                                            -------------------------------
                                                                 Weighted
                                                                  Average                           Average   Offsetting
Credit Derivative type by                  Notional     Fair     Years to                           Credit     Notional
derivative risk exposure                  Amount (2)    Value    Maturity          Type             Rating    Amount (3)
                                         ------------  -------  ----------  -------------------    --------  ------------
Single name credit default swaps
   Investment grade risk exposure          $   212     $    3     3 years    Corporate Credit/        A-       $   163
                                                                               Foreign Gov.
   Below investment grade risk exposure          4         --     1 year     Corporate Credit         CCC            4
Basket credit default swaps (4)
   Investment grade risk exposure            1,240         14     4 years    Corporate Credit        BBB+          667
   Below investment grade risk exposure          9         (1)    5 years    Corporate Credit        BBB-           --
   Investment grade risk exposure              344         (4)    5 years       CMBS Credit           AA           179
   Below investment grade risk exposure         75        (11)    2 years       CMBS Credit          CCC+           75
Embedded credit derivatives
   Investment grade risk exposure              150        147     2 years    Corporate Credit          A            --
                                         ------------  -------                                               ------------
                              TOTAL (5)    $ 2,034     $  148                                                  $ 1,088
                                         ------------  -------                                               ------------






Credit Derivative type by                  Offsetting
derivative risk exposure                 Fair Value (3)
                                         --------------
Single name credit default swaps
   Investment grade risk exposure             $ (3)

   Below investment grade risk exposure         --
Basket credit default swaps (4)
   Investment grade risk exposure               (6)
   Below investment grade risk exposure         --
   Investment grade risk exposure                2
   Below investment grade risk exposure         11
Embedded credit derivatives
   Investment grade risk exposure               --
                                         --------------
                              TOTAL (5)       $  4
                                         --------------

                           AS OF DECEMBER 31, 2013

                                                                                  Underlying Referenced
                                                                                Credit Obligation(s) (1)
                                                                             -------------------------------
                                                                 Weighted
                                                                  Average                            Average   Offsetting
Credit Derivative type by                  Notional     Fair     Years to                            Credit     Notional
derivative risk exposure                  Amount (2)    Value    Maturity           Type             Rating    Amount (3)
                                         ------------  -------  -----------  -------------------    --------  ------------
Single name credit default swaps
   Investment grade risk exposure          $   735     $    6     2 years     Corporate Credit/         A       $   592
                                                                                Foreign Gov.
   Below investment grade risk exposure         24         --     1 year      Corporate Credit         CCC           25
Basket credit default swaps (4)
   Investment grade risk exposure            1,912         25     3 years     Corporate Credit        BBB+          784
   Below investment grade risk exposure         87          8     5 years     Corporate Credit         BB-           --
   Investment grade risk exposure              235         (5)    3 years        CMBS Credit            A           235
   Below investment grade risk exposure        115        (18)    3 years        CMBS Credit           B-           115
Embedded credit derivatives
   Investment grade risk exposure              150        145     3 years     Corporate Credit        BBB+           --
                                         ------------  -------                                                ------------
                              TOTAL (5)    $ 3,258     $  161                                                   $ 1,751
                                         ------------  -------                                                ------------






Credit Derivative type by                  Offsetting
derivative risk exposure                 Fair Value (3)
                                         --------------
Single name credit default swaps
   Investment grade risk exposure             $ (4)

   Below investment grade risk exposure         --
Basket credit default swaps (4)
   Investment grade risk exposure              (10)
   Below investment grade risk exposure         --
   Investment grade risk exposure                5
   Below investment grade risk exposure         18
Embedded credit derivatives
   Investment grade risk exposure               --
                                         --------------
                              TOTAL (5)       $  9
                                         --------------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $1.7 billion and $2.3 billion as of December 31, 2014 and 2013, respectively, of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.


DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2014 and 2013, the Company pledged cash collateral associated with derivative instruments with a fair value of $16 and $290, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Consolidated Balance Sheets. The Company also pledged securities collateral associated with derivative instruments with a fair value of $900 and $865, respectively, as of December 31, 2014 and 2013 which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2014 and 2013, the Company accepted cash collateral associated with derivative instruments with a fair value of $33 and $171, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2014 and 2013 of $83 and $121, respectively, of which the Company has the ability to sell or repledge $83 and $117, respectively. As of December 31, 2014 and 2013, the fair value of repledged securities totaled $0 and $39, respectively, and the Company did not sell any securities. In addition, as of December 31, 2014 and 2013, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.


5. REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company has ceded reinsurance in connection with the sales of its Retirement Plans and Individual Life businesses in 2013 to MassMutual and Prudential, respectively. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Concurrently with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK became responsible for all liabilities of the recaptured business. HLAI has, however, continued to provide reinsurance for Japan fixed payout annuities of $763 as of December 31, 2014. For further discussion of this transaction, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $845, $915, and $302 for the years ended December 31, 2014, 2013, and 2012, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $85, $71, and $94 in December 31, 2014, 2013, and 2012, respectively. The Company ceded accident and health premiums to HLA of $365, $152, and $177, respectively.

Until April 1, 2014, HLAI had a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer. Under this transaction, the Company ceded $5, $31, and $58 in December 31, 2014, 2013, and 2012, respectively. For further information regarding the WRR reinsurance agreement, see Note 12 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.


REINSURANCE RECOVERABLES

The Company's reinsurance recoverables are summarized as follows:


                                                                                                       As of December 31,
                                                                                                     ----------------------
Reinsurance Recoverables                                                                                2014         2013
-------------------------------------------------------------------------------------------------    ---------    ---------
Future policy benefits and unpaid loss and loss adjustment expenses and other policyholder funds and benefits payable
     Sold businesses (MassMutual and Prudential)                                                     $  18,606    $  18,969
     Other reinsurers                                                                                    1,447          825
                                                                                                     ---------    ---------
                                                                   GROSS REINSURANCE RECOVERABLES    $  20,053    $  19,794
                                                                                                     ---------    ---------

As of December 31, 2014, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.0 billion, respectively. As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion from each of these parties. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2014, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential is $9.0 billion and $8.6 billion, respectively. As of December 31, 2014, the $1.4 billion of unsecured reinsurance recoverables from Prudential represent approximately 15% of the Company's consolidated stockholder's equity. As of December 31, 2014, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

No allowance for uncollectible reinsurance is required as of December 31, 2014 and 2013. The allowance for uncollectible reinsurance reflects management's best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers' unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company's reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company's reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company's consolidated results of operations or cash flows in a particular quarter or annual period.


INSURANCE REVENUES

The effect of reinsurance on earned premiums, fee income and other is as follows:


                                                                                   For the years Ended December 31,
                                                                                  -----------------------------------
                                                                                    2014         2013         2012
                                                                                  ---------    ---------     --------
Gross earned premiums, fee income and other                                       $  3,228     $  3,502      $ 3,739
Reinsurance assumed                                                                     74           13            8
Reinsurance ceded                                                                   (2,060)      (1,869)        (698)
                                                                                  ---------    ---------     --------
                                   NET EARNED PREMIUMS, FEE INCOME AND OTHER      $  1,242     $  1,646      $ 3,049
                                                                                  ---------    ---------     --------


6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:


                                                                                        For the years ended December 31,
                                                                                      ------------------------------------
                                                                                       2014          2013          2012
                                                                                      -------      --------       --------
BALANCE, BEGINNING OF PERIOD                                                          $  689       $ 3,072        $ 3,448
Deferred costs                                                                            14            16            329
Amortization -- DAC                                                                     (110)         (124)          (280)
Amortization -- Unlock charge, pre-tax                                                   (96)         (104)           (44)
Amortization -- DAC from discontinued operations                                          --            --            (35)
Amortization -- DAC related to business dispositions (1) (2)                              --        (2,229)            --
Adjustments to unrealized gains and losses on securities AFS and other                    24            58           (346)
                                                                                      -------      --------       --------
BALANCE, END OF PERIOD                                                                $  521       $   689        $ 3,072
                                                                                      -------      --------       --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.


7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.


YEAR ENDED DECEMBER 31, 2014

There was no goodwill.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced to $0 and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.


YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 16 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.


8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB/GMWB and universal life secondary guarantee benefits are as follows:

                                                                                     Universal Life
                                                                            GMDB/       Secondary
                                                                          GMWB (1)     Guarantees
                                                                         ----------  --------------
              LIABILITY BALANCE AS OF JANUARY 1, 2014                       $ 849        $ 1,802
              Incurred                                                        173            236
              Paid                                                           (110)            --
              Unlock                                                         (100)             3
                                                                         ----------  --------------
              LIABILITY BALANCE AS OF DECEMBER 31, 2014                     $ 812        $ 2,041
                                                                         ----------  --------------
              REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2014          $ 533        $ 1,802
              Incurred                                                         98            239
              Paid                                                            (85)            --
              Unlock                                                          (66)            --
                                                                         ----------  --------------
              REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2014        $ 480        $ 2,041
                                                                         ----------  --------------


                                                                                            Universal Life
                                                                                  GMDB/        Secondary
                                                                                GMWB (1)      Guarantees
                                                                               -----------  --------------
               LIABILITY BALANCE AS OF JANUARY 1, 2013                            $ 944         $   363
               Incurred                                                             183             294
               Paid                                                                (135)             --
               Unlock                                                              (116)              2
               Impact of reinsurance transactions (MassMutual and Prudential)        --           1,143
               Currency translation adjustment                                      (27)             --
                                                                               -----------  --------------
               LIABILITY BALANCE AS OF DECEMBER 31, 2013                          $ 849         $ 1,802
                                                                               -----------  --------------
               REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2013               $ 608         $    21
               Incurred                                                             104             296
               Paid                                                                 (98)             --
               Unlock                                                               (81)             --
               Impact of reinsurance transactions (MassMutual and Prudential)        --           1,485
                                                                               -----------  --------------
               REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2013             $ 533         $ 1,802
                                                                               -----------  --------------

(1) These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the return of the GRB are embedded derivatives held at fair value and are excluded from these balances.

The following table presents details concerning GMDB exposure as of December 31, 2014:

                                                                ACCOUNT VALUE BY GMDB/GMWB TYPE
                                                                                           Retained Net
                                                    Account           Net amount              Amount
                                                     Value              at Risk               at Risk
Maximum anniversary value ("MAV") (1)             ("AV") (8)          ("NAR") (9)          ("RNAR") (9)
                                               ----------------  -------------------  ---------------------
    MAV only                                   $         17,435      $     2,590            $     396
    With 5% rollup (2)                                    1,451              209                   59
    With Earnings Protection Benefit Rider
        ("EPB") (3)                                       4,342              579                   83
    With 5% rollup & EPB                                    547              115                   25
                                               ----------------  -------------------  ---------------------
    Total MAV                                            23,775            3,493                  563
Asset Protection Benefit (APB) (4)                       15,183              228                  151
Lifetime Income Benefit (LIB) -- Death
    Benefit (5)                                             624                7                    7
Reset (6) (5-7 years)                                     3,036               22                   22
Return of Premium (7) /Other                             10,243               57                   50
                                               ----------------  -------------------  ---------------------
              SUBTOTAL VARIABLE ANNUITY WITH
                              GMDB/GMWB (10)   $         52,861      $     3,807            $     793
    Less: General Account Value with GMDB/
                                        GMWB              4,009
                                               ----------------
  SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH
                                        GMDB             48,852
    Separate Account Liabilities without GMDB            85,837
                                               ----------------
          TOTAL SEPARATE ACCOUNT LIABILITIES   $        134,689
                                               ----------------

                                                                ACCOUNT VALUE BY GMDB/GMWB TYPE

                                                      Weighted Average
                                                       Attained Age of
Maximum anniversary value ("MAV") (1)                     Annuitant
                                               -----------------------------
    MAV only                                                 70
    With 5% rollup (2)                                       70
    With Earnings Protection Benefit Rider
        ("EPB") (3)                                          68
    With 5% rollup & EPB                                     71
                                               -----------------------------
    Total MAV
Asset Protection Benefit (APB) (4)                           68
Lifetime Income Benefit (LIB) -- Death
    Benefit (5)                                              68
Reset (6) (5-7 years)                                        69
Return of Premium (7) /Other                                 68
                                               -----------------------------
              SUBTOTAL VARIABLE ANNUITY WITH
                              GMDB/GMWB (10)                 69
    Less: General Account Value with GMDB/
                                        GMWB

  SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH
                                        GMDB
    Separate Account Liabilities without GMDB

          TOTAL SEPARATE ACCOUNT LIABILITIES


(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $8.5 billion of total account value and weighted average attained age of 70 years. There is no NAR or retained NAR related to these contracts.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                            December 31,       December 31,
                Asset type                                                      2014               2013
                ------------------------------------------------------     --------------     --------------

                Equity securities (including mutual funds)                   $  44,786          $  52,858
                Cash and cash equivalents                                        4,066              4,605
                                                                           --------------     --------------
                                                                 TOTAL       $  48,852          $  57,463
                                                                           --------------     --------------

As of December 31, 2014 and December 31, 2013, approximately 17% of the equity securities above were funds invested in fixed income securities and approximately 83% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.


9. DEBT


COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The CTDOI will permit the Company to pledge up to $1.39 billion in qualifying assets to secure FHLBB advances for 2015. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2014 and 2013, the Company had no advances outstanding under the FHLBB facility.


10. INCOME TAX

Income tax expense (benefit) is as follows:


                                                                                          For the years ended
                                                                                             December 31,
                                                                                      --------------------------
                                                                                       2014      2013      2012
                                                                                      -------   ------    ------
INCOME TAX EXPENSE (BENEFIT)
   Current -- U.S. Federal                                                            $ (339)   $(208)    $ 139
   Deferred -- U.S. Federal                                                              523      257      (103)
                                                                                      -------   ------    ------
                                                          TOTAL INCOME TAX EXPENSE    $  184    $  49     $  36
                                                                                      -------   ------    ------

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Deferred tax assets (liabilities) include the following:


                                                                                                        As of December 31,
                                                                                                       ----------------------
Deferred Tax Assets                                                                                      2014         2013
--------------------------------------------------------------------------------------------------     ---------    ---------
Tax basis deferred policy acquisition costs                                                            $    124     $    163
Unearned premium reserve and other underwriting related reserves                                             12           --
Investment-related items (1)                                                                              1,094        1,516
Insurance product derivatives                                                                                44          742
NOL carryover (1)                                                                                         1,116          377
Alternative minimum tax credit                                                                              246          327
Foreign tax credit carryover                                                                                 58           44
Other                                                                                                        --           71
                                                                                                       ---------    ---------
                                                                         TOTAL DEFERRED TAX ASSETS        2,694        3,240
                                                                                                       ---------    ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition costs and reserves                                         (585)        (650)
Net unrealized gain on investments                                                                         (816)        (403)
Employee benefits                                                                                           (39)         (52)
Depreciable and amortizable assets                                                                           (1)         (25)
Other                                                                                                       (16)          --
                                                                                                       ---------    ---------
                                                                    TOTAL DEFERRED TAX LIABILITIES       (1,457)      (1,130)
                                                                                                       ---------    ---------
                                                                            NET DEFERRED TAX ASSET     $  1,237     $  2,110
                                                                                                       ---------    ---------

(1) On July 18, 2014, the Internal Revenue Service issued Internal Revenue Code Section 446 Directive ("the Directive")for the tax treatment of hedging gains and losses related to the hedging of variable annuity guaranteed minimum benefits such as contracts with guaranteed minimum death benefit ("GMDB") and guaranteed minimum withdrawal benefit ("GMWB") riders issued by HLIC and HLAI. This directive accelerated the tax deduction related to previously deferred investment hedging losses. While the acceleration did not have a material effect on the overall consolidated deferred tax asset, it has resulted in a re-characterization of deferred tax assets due to a decrease in temporary differences for investment-related items and an increase in net operating loss carryovers. In addition, a portion of deferred tax benefits became a current tax receivable which will increase statutory surplus, primarily of HLAI.

The Company has a current income tax receivable of $231 as of December 31, 2014 and a current income tax receivable of $80 as of December 31, 2013.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to equity rather than income. These benefits were $0, $0 and $18 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company believes it is more likely than not the deferred tax assets will be fully realized. Consequently no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.


NET OPERATING LOSS CARRYOVER

As of December 31, 2014 and 2013, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,189 and $1,076, respectively. If unutilized, $7 of the losses expire in 2013 and the remainder from 2026-2029. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.


ALTERNATIVE MINIMUM TAX CREDIT AND FOREIGN TAX CREDIT CARRYOVER

As of December 31, 2014 and 2013, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $246 and $327 and foreign tax credit carryover of $58 and $44 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2018 to 2024.

These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 is expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:


                                                                                        For the years ended December 31,
                                                                                       -----------------------------------
                                                                                        2014          2013           2012
                                                                                       -------       -------        ------
Tax provision at the U.S. federal statutory rate                                       $  301        $  196         $ 186
Dividends received deduction                                                             (109)         (135)         (140)
Foreign-related investments                                                                (8)           (7)           (9)
Other                                                                                      --            (5)           (1)
                                                                                       -------       -------        ------
                                                        PROVISION FOR INCOME TAXES     $  184        $   49         $  36
                                                                                       -------       -------        ------

11. COMMITMENTS AND CONTINGENCIES


CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.


LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


LEASE COMMITMENTS

The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $7, $2 and $17 for the years ended December 31, 2014, 2013 and 2012, respectively. Future minimum lease commitments as of December 31, 2014 are immaterial.


UNFUNDED COMMITMENTS

As of December 31, 2014, the Company has outstanding commitments totaling $314, of which $220 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $91 is related to mortgage loans the

Company is expecting to fund in the first half of 2015. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.


GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2014 and 2013, the liability balance was $15 and $21, respectively. As of December 31, 2014 and 2013, $27 and $27, respectively, related to premium tax offsets were included in other assets.


DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2014, was $801. Of this $801 the legal entities have posted collateral of $1.0 billion in the normal course of business. In addition, the Company has posted collateral of $41 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2014, a downgrade of one or two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.


12. TRANSACTIONS WITH AFFILIATES


PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire, Hartford Holdings Inc ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2014 and 2013, the Company had $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2014, 2013 and 2012, the Company recorded earned premiums of $3, $8, and $28 for these intercompany claim annuities. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $776 and $805 as of December 31, 2014 and 2013, respectively.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2014 and 2013, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.


REINSURANCE ASSUMED FROM AFFILIATES

The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation (for further information, see Note 1 -- Basis of Presentation and Significant Accounting Policies). As of December 31, 2013, $2.6 billion of fixed annuity account value had been assumed by the Company and HLAI. As of December 31, 2013, the carrying value of the GMIB liability and the GMAB/GMWB liability was $500 and $4 respectively. There was no liability for the assumed GMDB reinsurance and the net amount at risk for the assumed GMDB reinsurance was $200 at December 31, 2013.

Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. This recapture resulted in the Company and HLAI transferring approximately $1.6 billion of assets supporting the recaptured reserves. The Company recognized a loss on this recapture of $213. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. HLAI continues to provide reinsurance for $763 of Japan fixed payout annuities.

While the form of the agreement between HLAI and HLIKK for the GMWB, GMAB and GMIB riders was reinsurance, in substance and for accounting purposes the agreement was a free standing derivative. As such, the reinsurance agreement for these riders was recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The GMDB reinsurance was accounted for as a Death Benefit and Other Insurance Benefit Reserve which was not reported at fair value.


REINSURANCE CEDED TO AFFILIATES

Until April 1, 2014, HLAI had a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI ceded to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business remained on the consolidated balance sheet of HLIC in segregated portfolios, and WRR received the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments were recorded as an adjustment to operating expenses.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction. On April 30, 2014, The Hartford dissolved WRR which resulted in WRR paying off a $655 surplus note and returning $367 in capital to The Hartford, all of which was contributed as capital to HLAI to support the recaptured risks.

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company's Consolidated Statements of Operations prior to termination was as follows:


                                                                                          For the years ended December 31,
                                                                                         -----------------------------------
                                                                                           2014        2013          2012
                                                                                          -------    ----------    ---------
Earned premiums                                                                           $   (5)    $     (31)    $    (58)
Net realized losses (1)                                                                     (103)       (1,665)      (2,130)
                                                                                          -------    ----------    ---------
                                                                    TOTAL REVENUES          (108)       (1,696)      (2,188)
Benefits, losses and loss adjustment expenses                                                 (1)           (8)         (55)
Insurance operating costs and other expenses                                                  (4)       (1,158)      (1,442)
                                                                                          -------    ----------    ---------
                                                                    TOTAL EXPENSES            (5)       (1,166)      (1,497)
LOSS BEFORE INCOME TAXES                                                                    (103)         (530)        (691)
Income tax benefit                                                                           (36)         (185)        (242)
                                                                                          -------    ----------    ---------
                                                                          NET LOSS        $  (67)    $    (345)    $   (449)
                                                                                          -------    ----------    ---------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were all $0 at December 31, 2014 and $129, $638, $495, respectively, at December 31, 2013.


CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.


13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

Statutory net income and statutory capital and surplus are as follows:

                                                                                       For the years ended December 31,
                                                                                      ----------------------------------
                                                                                         2014        2013         2012
                                                                                       -------      -------      ------
Combined statutory net income                                                          $   132      $ 1,290      $  927
Statutory capital and surplus                                                          $ 5,564      $ 5,005      $5,016

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.


REGULATORY CAPITAL REQUIREMENTS

The Company's U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus (referred to collectively as "capital") appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences ("Company Action Level") is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". All of the Company's operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company's principal life insurance operating subsidiaries were all in excess of 425% of their Company Action Levels as of December 31, 2014 and 2013. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.


DIVIDENDS AND CAPITAL CONTRIBUTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the State of Connecticut Insurance Department ("CTDOI"). The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

In 2015, the Company's subsidiaries are permitted to pay up to a maximum of approximately $475 in dividends without prior approval from the applicable insurance commissioner.

In 2015, the Company's dividend limitation under the holding company laws of Connecticut is $556; however, based on the Company's earned surplus as of December 31, 2014, the Company is only permitted to pay $316 in dividends to its parent without prior approval from the CTDOI.

On January 30, 2015, the Company paid extraordinary dividend of approximately $500, based on approval from the CTDOI. As a result of this dividend, the Company has no ordinary dividend capacity for the remainder of 2015.


YEAR ENDED DECEMBER 31, 2014

On January 30, 2014, The Company received approval from the CTDOI for HLAI and HLIC to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc ("HLI"). On April 30, 2014, The Hartford contributed capital of approximately $1.0 billion to HLAI in connection with the dissolution of WRR. For further discussion of transactions with WRR, see Note 12 -- Transactions with Affiliates. On July 8, 2014, The Hartford received approval from the CTDOI for HLAI to dividend approximately $500 to HLIC. This dividend was paid on July 15, 2014 and then distributed to HLI.


YEAR ENDED DECEMBER 31, 2013

On February 5, 2013, the Company received approval from the CTDOI to receive an extraordinary dividend of approximately $1.1 billion from its Connecticut domiciled life insurance subsidiaries, and to pay an extraordinary dividend of approximately $1.2 billion to its parent company. These dividends were received and paid on February 22, 2013.


14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. In addition, substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan. Employee benefit expenses allocated by The Hartford to the Company, and the cost to Hartford Life for the investment and savings plan are not material to the Company's Consolidated Statements of Operations.


15. STOCK COMPENSATION PLANS

The Company is included in the Hartford's stock-based compensation plans and has been allocated compensation expense of $18, $11 and $32 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $6, $4 and $11 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company did not capitalize the cost of stock-based compensation.


16. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:


                                                                                                              For the years ended
                                                                                                                 December 31,
                                                                                                             ---------------------
                                                                                                              2013          2012
                                                                                                             ------        -------
REVENUES
Earned Premiums                                                                                              $ (23)        $   --
Fee income and other                                                                                            14            563
Net investment income
   Securities available-for-sale and other                                                                      (3)            10
   Equity securities, trading                                                                                  139            201
                                                                                                             ------        -------
Total net investment income                                                                                    136            211
Net realized capital gains (losses)                                                                            (14)            68
                                                                                                             ------        -------
                                                                                        TOTAL REVENUES         113            842
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment expenses                                                                    2             --
Benefits, losses and loss adjustment expenses -- returns credited on
   international variable annuity                                                                              139            201
Amortization of DAC                                                                                             --             35
Insurance operating costs and other expenses                                                                   (33)           410
Goodwill impairment                                                                                             --            149
                                                                                                             ------        -------
                                                                   TOTAL BENEFITS, LOSSES AND EXPENSES         108            795
                                                                            INCOME BEFORE INCOME TAXES           5             47
Income tax benefit                                                                                              (5)           (14)
                                                                                                             ------        -------
                                         INCOME FROM OPERATIONS OF DISCONTINUED OPERATIONS, NET OF TAX          10             61
Net realized capital losses on disposal, net of tax                                                            (51)            --
                                                                                                             ------        -------
                                                INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX       $ (41)        $   61
                                                                                                             ------        -------

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 6 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2014, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations, including the intention to exit certain facilities and relocate employees. The consolidation of real estate is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $164, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:


                                                                                      For the years ended December 31,
                                                                                     ----------------------------------
                                                                                       2014         2013         2012
                                                                                       -----        ----        -----
Severance benefits and related costs                                                    $ 8         $  7        $  93
Professional fees                                                                        --           15           23
Asset impairment charges                                                                  9            5            4
                                                                                       -----        ----        -----
                                           TOTAL RESTRUCTURING AND OTHER COSTS         $ 17         $ 27        $ 120
                                                                                       -----        ----        -----

The tables below provide roll-forwards for accrued restructuring and other costs included in other liabilities in the Consolidated Balance Sheets.


                                                             For the year ended December 31, 2014
                                         -----------------------------------------------------------------------------
                                            Severance
                                          Benefits and    Professional     Asset Impairment    Total Restructuring and
                                          Related Costs       Fees              Charges              Other Costs
                                         --------------   ------------    -----------------    -----------------------
BALANCE, BEGINNING OF PERIOD                  $ 1             $ --               $ --                   $   1
Accruals/provisions                             8               --                  9                      17
Payments/write-offs                            (5)              --                 (9)                    (14)
                                         --------------   ------------    -----------------    -----------------------
BALANCE, END OF PERIOD                        $ 4             $ --               $ --                   $   4
                                         --------------   ------------    -----------------    -----------------------

                                                               For the year ended December 31, 2013
                                          -------------------------------------------------------------------------------
                                             Severance
                                           Benefits and     Professional     Asset Impairment     Total Restructuring and
                                           Related Costs        Fees              Charges               Other Costs
                                          --------------    ------------    ------------------    -----------------------
BALANCE, BEGINNING OF PERIOD                   $ 31             $ --               $ --                    $  31
Accruals/provisions                               7               15                  5                       27
Payments/write-offs                             (37)             (15)                (5)                     (57)
                                          --------------    ------------    ------------------    -----------------------
BALANCE, END OF PERIOD                         $  1             $ --               $ --                    $   1
                                          --------------    ------------    ------------------    -----------------------

18. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE
INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2014

                                                                           Net Gain (Loss)      Foreign
                                                        Net Unrealized      on Cash-Flow       Currency
                                                            Gain on            Hedging        Translation
                                                          Securities         Instruments      Adjustments    Total AOCI
                                                       ---------------    ----------------   ------------    -----------
Beginning balance                                          $   495             $  79             $ --          $   574
   OCI before reclassifications                                660                14               (3)             671
   Amounts reclassified from AOCI                               (1)              (23)              --              (24)
                                                       ---------------    ----------------   ------------    -----------
Net OCI                                                        659                (9)              (3)             647
                                                       ---------------    ----------------   ------------    -----------
                                 ENDING BALANCE            $ 1,154             $  70             $ (3)         $ 1,221
                                                       ---------------    ----------------   ------------    -----------

For the year ended December 31, 2013

                                                                            Net Gain (Loss)       Foreign
                                                         Net Unrealized      on Cash-Flow        Currency
                                                             Gain on            Hedging         Translation
                                                           Securities         Instruments       Adjustments    Total AOCI
                                                        ---------------    ----------------    ------------    -----------
Beginning balance                                           $  1,752            $  258             $(23)         $ 1,987
   OCI before reclassifications                                 (352)              (94)              23             (423)
   Amounts reclassified from AOCI                               (905)              (85)              --             (990)
                                                        ---------------    ----------------    ------------    -----------
Net OCI                                                       (1,257)             (179)              23           (1,413)
                                                        ---------------    ----------------    ------------    -----------
                                  ENDING BALANCE            $    495            $   79             $ --          $   574
                                                        ---------------    ----------------    ------------    -----------

For the year ended December 31, 2012

                                                                         Net Gain (Loss)       Foreign
                                                       Net Unrealized     on Cash-Flow        Currency
                                                           Gain on           Hedging         Translation
                                                         Securities        Instruments       Adjustments    Total AOCI
                                                      ---------------    ---------------    ------------    -----------
Beginning balance                                         $   632            $  368            $ (47)        $    953
   OCI before reclassifications                             1,084                 6               24            1,114
   Amounts reclassified from AOCI                              36              (116)              --              (80)
                                                      ---------------    ---------------    ------------    -----------
Net OCI                                                     1,120              (110)              24            1,034
                                                      ---------------    ---------------    ------------    -----------
                                 ENDING BALANCE           $ 1,752            $  258            $ (23)        $  1,987
                                                      ---------------    ---------------    ------------    -----------

Reclassifications from AOCI consist of the following:

                                                        Amount Reclassified from AOCI
                                             --------------------------------------------------
                                              For the year      For the year      For the year
                                                  ended             ended             ended           Affected Line Item in the
                                              December 31,      December 31,      December 31,        Consolidated Statement of
                 AOCI                             2014              2013              2012                   Operations
                                             ---------------  ----------------  ---------------  -----------------------------------
NET UNREALIZED GAIN ON SECURITIES

Available-for-sale securities (1)                 $   1           $  1,392           $  (55)     Net realized capital gains (losses)
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                      1              1,392              (55)     TOTAL BEFORE TAX
                                                     --                487              (19)     Income tax expense
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                  $   1           $    905           $  (36)     NET INCOME
NET GAINS ON CASH-FLOW HEDGING
INSTRUMENTS

Interest rate swaps (2)                           $  (1)          $     70           $   85      Net realized capital gains (losses)
Interest rate swaps                                  50                 57               97      Net investment income
Foreign currency swaps                              (13)                 4               (4)     Net realized capital gains (losses)
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                     36                131              178      TOTAL BEFORE TAX
                                                     13                 46               62      Income tax expense
                                             ---------------  ----------------  ---------------  -----------------------------------
                                                  $  23           $     85           $  116      NET INCOME
                                             ---------------  ----------------  ---------------  -----------------------------------
         TOTAL AMOUNTS RECLASSIFIED FROM
                                    AOCI          $  24           $    990           $   80      NET INCOME
                                             ---------------  ----------------  ---------------  -----------------------------------

(1) The December 31, 2013 amounts includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) The December 31, 2013 amounts includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.


19. QUARTERLY RESULTS (UNAUDITED)

                                                                      Three months ended
                                       ---------------------------------------------------------------------------------
                                            March 31,             June 30,           September 30,       December 31,
                                       -----------------     ------------------     ----------------    ----------------
                                        2014       2013        2014       2013      2014      2013      2014      2013
                                       -----     -------     --------    ------     -----     ------    ------    ------
Total revenues                         $ 495     $ 2,267     $ 1,396     $ 229      $ 789     $ 804      $682     $ 355
Total benefits, losses and expenses      451       1,754         826       271        699       550       525       519
Income (loss) from continuing
   operations, net of tax                 57         367         399        11         91       202       130       (68)
Income (loss) from discontinued
   operations, net of tax                 --          19          --       (46)        --        (1)       --       (13)
Net income (loss)                         57         386         399       (35)        91       201       130       (81)
Less: Net income (loss) attributable
   to the noncontrolling interest          1           6          (1)       --          3        --        (2)       --
Net income (loss) attributable to
   Hartford Life Insurance Company     $  56     $   380     $   400     $ (35)     $  88     $ 201      $132     $ (81)
                                       -----     -------     --------    ------     -----     ------    ------    ------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
              (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(1)
              (b) Amended and Restated Bylaws of Hartford.(3)
       (7)    Reinsurance Agreement.(2)
       (8)    Fund Participation Agreements and Amendments
              (a) Fred Alger & Company, Incorporated(4)
              (b) Alliance Fund Distributors, Inc.(4)
              (c) American Century Investment Services, Inc.(4)
              (d) American Funds Distributors, Inc.(4)
              (e) Ariel Distributors, Inc.(4)
              (f) Artisan Distributors, LLC(4)
              (g) Ave Maria -- distributed by Ultimus Fund Distributors, LLC(4)
              (h) Baron Capital, Inc.(4)
              (i) BlackRock Distributors, Inc. (Includes LifePath)(4)
              (j) BMO -- distributed by Grand Distribution Services, LLC(4)
              (k) Calamos Financial Services LLC(4)
              (l) Calvert Distributors, Inc.(4)
              (m) Columbia Funds Distributor, Inc.(4)
              (n) CRM -- distributed by PFPC Distributors Inc.(4)
              (o) Davis Distributors, LLC(4)
              (p) Delaware Distributors, L.P.(4)
              (q) Domini -- distributed by DSIL Investment Services LLC(4)
              (r) Dreyfus Services Corporation(4)
              (s) DWS -- distributed by Scudder Investments Service Company(4)
              (t) Eaton Vance Distributors, Inc.(4)

     (u)    Federated Securities Corporation(4)
     (v)    Fidelity Distributors Corporation (Insurance Funds)(4)
     (w)    Fidelity Distributors Corporation (Retail Funds)(4)
     (x)    Franklin/Templeton Distributors, Inc. (Mutual Series)(4)
     (y)    Franklin/Templeton Distributors, Inc. (Strategic Series)(4)
     (z)    Franklin/Templeton Distributors, Inc. (Templeton Series)(4)
     (aa)   Frost -- distributed by SEI Investments Distribution Co.(4)
     (bb)   Goldman, Sachs & Co.(4)
     (cc)   Hartford Investment Financial Services Company (Retail Funds)(4)
     (dd)   Hartford Securities Distribution Company, Inc. (Insurance
            Funds)(4)
     (ee)   Hotchkis & Wiley -- distributed by Stephens Inc.(4)
     (ff)   Invesco Distributors, Inc.(4)
     (gg)   Ivy Funds Distributor, Inc.(4)
     (hh)   Janus Distributors, Inc. (Includes Perkins)(4)
     (ii)   John Hancock Funds, Inc.(4)
     (jj)   JPMorgan Distribution Service, Inc.(4)
     (kk)   KEELEY Investment Corp.(4)
     (ll)   Legg Mason Wood Walker, Incorporated(4)
     (mm)   LKCM -- distributed by Quasar Distributors, LLC(4)
     (nn) Loomis Sayles -- distributed by IXIS Asset Management Distributors, L.P. (Includes Oakmark)(4)
     (oo)   Lord Abbett Distributor LLC(4)
     (pp)   Managers Distributors, Inc.(4)
     (qq)   MFS Fund Distributors, Inc.(4)
     (rr)   Morgan Stanley Distribution, Inc.(4)
     (ss)   Munder -- distributed by Funds Distributor, Inc.(4)
     (tt)   Neuberger & Berman Management Incorporated (Insurance Funds)(4)
     (uu)   Neuberger & Berman Management Incorporated (Retail Funds)(4)
     (vv)   Nuveen Investments, LLC(4)
     (ww)   OppenheimerFunds Distributor, Inc.(4)
     (xx)   PIMCO Funds Distributors LLC (Includes Allianz)(4)
     (yy)   Pioneer Funds Distributor, Inc.(4)
     (zz)   Prudential Investment Management Services LLC(4)
     (aaa)  Putnam Mutual Funds Corp.(4)
     (bbb)  RidgeWorth Distributors LLC(4)

       (ccc)  Royce Fund Services, Inc.(4)
       (ddd)  RS -- distributed by PFPC Distributors, Inc.(4)
       (eee)  Russell Financial Services, Inc.(4)
       (fff)  State Street Global Markets, LLC(4)
       (ggg)  T. Rowe Price Investment Services, Inc.(4)
       (hhh)  Teachers Personal Investors Services, Inc.(4)
       (iii)  Thornburg Securities Corp.(4)
       (jjj)  Timothy Partners, Ltd.(4)
       (kkk)  UBS -- distributed by Brinson Advisors, Inc.(4)
       (lll)  The Vanguard Group, Inc.(4)
       (mmm)  Victory -- distributed by BISYS Fund Services Limited
              Partnership(4)
       (nnn)  Wells Fargo Funds Distributor, LLC(4)
              (i) First Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC(5)
              (ii) Second Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC.(5)
       (ooo)  MML Distributors, LLC(5)
       (ppp) Ave Maria - distributed by Ultimus Fund Distributors, LLC, as amended.
       (qqq)  Highland Capital Fund Distributors, Inc.
       (rrr)  HIMCO Distribution Services Company
       (sss)  JPMorgan Distribution Service, Inc., as amended
       (ttt)  (i)   MFS Fund Distributors, Inc., amendment dated 12-14-12.
              (ii)  MFS Fund Distributors, Inc., amendment dated 12-14-12.
              (iii) MFS Fund Distributors, Inc., amendment dated 7-1-14.
       (uuu)  (i)   Munder - distributed by Funds Distributor, Inc.,
                    amendment dated 4-20-06. (Victory Funds)
              (ii)  Munder - distributed by Funds Distributor, Inc.,
                    amendment dated 3-19-13. (Victory Funds)
       (vvv)  IMST Distributors, LLC (Oak Ridge)
       (www)  (i)   Royce Fund Services, Inc., amendment dated 10-31-07.
              (ii)  Royce Fund Services, Inc., amendment dated 5-12-08.
              (iii) Royce Fund Services, Inc., amendment dated 10-13-11.
       (xxx)  Russell Financial Services, Inc., amendment dated 12-1-14.
       (yyy)  (i)   Thornburg Securities Corp., amendment dated 9-6-06.
              (ii)  Thornburg Securities Corp., amendment dated 3-13-07.
              (iii) Thornburg Securities Corp., amendment dated 9-26-11.
              (iv)  Thornburg Securities Corp., amendment dated 1-18-13.
              (v)   Thornburg Securities Corp., amendment dated 7-1-14.
(9) Opinion and Consent of Lisa Proch, Vice President, Assistant General Counsel & Chief Compliance Officer.
(10)          Consent of Deloitte & Touche LLP.
(11)          Not applicable.
(12)          Not applicable.
(99)          Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(4) Incorporated by reference to Post-Effective Amendment No. 43, to the Registration Statement File No. 333-72042, filed on April 23, 2012.

(5) Incorporated by reference to Post-Effective Amendment No. 48, to the Registration Statement File No. 333-72042, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                     Vice President
Thomas E. Bartell (1)                Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage (1)              Senior Vice President
Michael R. Chesman (1)               Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
Richard G. Costello                  Assistant General Counsel and Senior Vice President
George Eknaian                       Chief Actuary, Senior Vice President
Csaba Gabor                          Chief Compliance Officer of Separate Accounts
John W. Gallant                      Vice President
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson (1)                 President, Chairman of the Board, Director*
Alan J. Kreczko (1)                  Executive Vice President, General Counsel
David R. Kryzanski (2)               Vice President
Lisa S. Levin (1)                    Corporate Secretary
Vernon Meyer                         Senior Vice President
Craig D. Morrow                      Appointed Actuary, Vice President
Mark J. Niland (1)                   Senior Vice President, Director*
Robert W. Paiano (1)                 Treasurer, Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)                Senior Vice President
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1) Address: One Hartford Plaza, Hartford, CT 06155

(2) Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Filed herewith.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 27, 2015, there were 2,152 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Cindy Belmore                        Chief Compliance Officer                              **
Todd Cyboron                         Chief Technology Officer                              *
Edward K. Duch III                   Assistant Secretary                                   *
Jennifer L. Dupuis-Krause            Assistant Secretary                                   *
Michael Fanning                      Member Representative                                 *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Carolyn Salwen                       Chief Financial Officer                               **
                                     Treasurer
Elaine Sarsynski                     Chief Executive Officer                               **
                                     President
Barbara Upton                        Assistant Vice President                              **
                                     Continuing Education Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Vice President                                        **

------------

*   1295 State Street, Springfield, MA 01111-0001

**  100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 28th day of April, 2015.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the Board*        Attorney-In-Fact


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                    *By:   /s/ Sadie R. Gordon
                                                                     -----------------------------------
Peter F. Sannizzaro, Chief Accounting Officer,                       Sadie R. Gordon
 Chief Financial Officer, Senior Vice President*                     Attorney-in-Fact
                                                              Date:  April 28, 2015

333-72042

                                 EXHIBIT INDEX

 (8)
       (ppp)  Ave Maria - distributed by Ultimus Fund Distributors, LLC, as amended.
       (qqq)  Highland Capital Fund Distributors, Inc.
       (rrr)  HIMCO Distribution Services Company
       (sss)  JPMorgan Distribution Service, Inc., as amended
       (ttt)  (i)   MFS Fund Distributors, Inc., amendment dated 12-14-12.
              (ii)  MFS Fund Distributors, Inc., amendment dated 12-14-12.
              (iii) MFS Fund Distributors, Inc., amendment dated 7-1-14.
       (uuu)  (i)   Munder - distributed by Funds Distributor, Inc.,
                    amendment dated 4-20-06. (Victory Funds)
              (ii)  Munder - distributed by Funds Distributor, Inc.,
                    amendment dated 3-19-13. (Victory Funds)
       (vvv)  IMST Distributors, LLC (Oak Ridge)
       (www)  (i)   Royce Fund Services, Inc., amendment dated 10-31-07.
              (ii)  Royce Fund Services, Inc., amendment dated 5-12-08.
              (iii) Royce Fund Services, Inc., amendment dated 10-13-11.
       (xxx)  Russell Financial Services, Inc., amendment dated 12-1-14.
       (yyy)  (i)   Thornburg Securities Corp., amendment dated 9-6-06.
              (ii)  Thornburg Securities Corp., amendment dated 3-13-07.
              (iii) Thornburg Securities Corp., amendment dated 9-26-11.
              (iv)  Thornburg Securities Corp., amendment dated 1-18-13.
              (v)   Thornburg Securities Corp., amendment dated 7-1-14.
 (9)   Opinion and Consent of Lisa Proch, Vice President, Assistant General
       Counsel & Chief Compliance Officer.
 (10)  Consent of Deloitte & Touche LLP.
 (26)  Organizational Chart.
 (99)  Copy of Power of Attorney.